UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2016. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	137,229	$1,049,111
AXA Real Estate Portfolio‡	89,736	1,002,427
AXA/AB Small Cap Growth Portfolio‡	108,999	1,978,185
AXA/Loomis Sayles Growth Portfolio‡	150,866	1,055,115
EQ/BlackRock Basic Value Equity Portfolio‡	83,491	1,854,984
EQ/Boston Advisors Equity Income Portfolio‡	135,399	809,397
EQ/Emerging Markets Equity PLUS Portfolio‡	67,915	576,989
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	92,451	1,220,026
EQ/GAMCO Small Company Value Portfolio‡	28,692	1,589,044
EQ/Global Bond PLUS Portfolio*‡	533,093	5,113,815
EQ/High Yield Bond Portfolio‡	162,523	1,605,903
EQ/Intermediate Government Bond Portfolio‡	63,950	673,681
EQ/International Equity Index Portfolio‡	97,312	833,241
EQ/Invesco Comstock Portfolio‡	93,593	1,374,408
EQ/JPMorgan Value Opportunities Portfolio‡	65,331	1,081,096
EQ/MFS International Growth Portfolio‡	308,645	2,173,069
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	4,777	81,180
EQ/PIMCO Global Real Return Portfolio‡	208,323	2,171,178
EQ/PIMCO Ultra Short Bond Portfolio‡	142,670	1,413,450
EQ/T. Rowe Price Growth Stock Portfolio*‡	42,284	1,669,029
iShares® China Large-Cap ETF(x)	3,975	151,090
iShares® International Developed Property ETF	6,970	264,330
iShares® JP Morgan USD Emerging Markets Bond ETF(x)	8,620	1,010,350
iShares® MSCI EAFE Small-Cap ETF(x)	8,020	420,328
iShares® MSCI Global Gold Miners ETF	2,750	30,580
iShares® U.S. Oil & Gas Exploration & Production ETF(x)	1,920	118,099
Multimanager Core Bond Portfolio‡	94,662	953,719
SPDR® S&P Emerging Asia Pacific ETF	420	34,616
SPDR® S&P Emerging Markets SmallCap ETF(x)	3,815	164,656

Total Investment Companies (94.8%) (Cost $31,680,726)		32,473,096

OTHER EXCHANGE TRADED FUNDS (ETFs):
iShares® Gold Trust*	7,720	97,967
iShares® Silver Trust(x)*	1,010	18,382
PowerShares DB Gold Fund*	23,460	999,162
PowerShares DB Silver Fund*	8,810	265,926

Total Other Exchange Traded Funds (ETFs) (4.1%) (Cost $1,303,313)		1,381,437

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	368,444	368,444

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.7%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $50,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $51,000.(xx)	$50,000	50,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $200,012, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $100,004, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $102,000.(xx)	100,000	100,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $670,693, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $684,082.(xx)	670,668	670,668
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $250,010, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $255,003.(xx)	250,000	250,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $75,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $76,504.(xx)	75,000	75,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $75,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $76,500.(xx)	$75,000	$75,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $200,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $204,004.(xx)	200,000	200,000

Total Repurchase Agreements		1,620,668

Total Short-Term Investments (5.8%) (Cost $1,989,112)		1,989,112

Total Investments (104.7%) (Cost $34,973,151)		35,843,645
Other Assets Less Liabilities (-4.7%)		(1,595,725)

Net Assets (100%)		$34,247,920

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $1,587,221. This was secured by collateral of $1,620,668 which was received as cash and subsequently invested in short-term investments currently valued at $1,620,668, as reported in the Portfolio of Investments.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$760,270	$222,591	$119,510	$1,049,111	$54	$340
AXA Real Estate Portfolio(a)	779,720	238,933	99,732	1,002,427	3,832	12,681
AXA/AB Small Cap Growth Portfolio	1,491,765	472,411	99,768	1,978,185	—	27,267
AXA/Loomis Sayles Growth Portfolio	779,052	151,281	—	1,055,115	—	1,281
EQ/BlackRock Basic Value Equity Portfolio	1,328,236	429,179	96,119	1,854,984	—	19
EQ/Boston Advisors Equity Income Portfolio	629,589	381,493	233,632	809,397	—	1,824
EQ/Emerging Markets Equity PLUS Portfolio	497,991	95,373	100,669	576,989	—	695
EQ/GAMCO Mergers and Acquisitions Portfolio	923,728	308,157	49,866	1,220,026	—	15,603
EQ/GAMCO Small Company Value Portfolio	1,209,521	384,837	185,489	1,589,044	—	3,311
EQ/Global Bond PLUS Portfolio	4,286,976	1,208,061	720,450	5,113,815	—	161
EQ/High Yield Bond Portfolio	1,207,814	333,806	74,715	1,605,903	—	59
EQ/Intermediate Government Bond Portfolio	499,340	193,107	32,042	673,681	—	51

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/International Equity Index Portfolio	$663,902	$190,746	$42,740	$833,241	$—	$(12)
EQ/Invesco Comstock Portfolio	980,924	384,166	85,547	1,374,408	2,673	(91)
EQ/JPMorgan Value Opportunities Portfolio	789,857	200,000	—	1,081,096	—	—
EQ/MFS International Growth Portfolio	1,712,744	480,587	186,695	2,173,069	—	3,846
EQ/Morgan Stanley Mid Cap Growth Portfolio	65,730	15,929	3,566	81,180	—	28
EQ/PIMCO Global Real Return Portfolio	1,598,716	450,202	99,695	2,171,178	633	4,498
EQ/PIMCO Ultra Short Bond Portfolio	1,223,639	349,855	178,621	1,413,450	154	(286)
EQ/T. Rowe Price Growth Stock Portfolio	1,147,923	538,106	74,729	1,669,029	—	4,345
Multimanager Core Bond Portfolio	451,066	500,610	17,803	953,719	11,132	— #

	$23,028,503	$7,529,430	$2,501,388	$30,279,047	$18,478	$75,620

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,194,049	$—	$—	$2,194,049
Investment Companies	—	30,279,047	—	30,279,047
Other Exchange Traded Funds (ETFs)	1,381,437	—	—	1,381,437
Short-Term Investments
Investment Companies	368,444	—	—	368,444
Repurchase Agreements	—	1,620,668	—	1,620,668

Total Assets	$3,943,930	$31,899,715	$—	$35,843,645

Total Liabilities	$—	$—	$—	$—

Total	$3,943,930	$31,899,715	$—	$35,843,645

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,311,552
Aggregate gross unrealized depreciation	(406,611)

Net unrealized appreciation	$904,941

Federal income tax cost of investments	$34,938,704

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	1,484,273	$11,347,254
AXA Real Estate Portfolio‡	982,491	10,975,303
AXA/AB Small Cap Growth Portfolio‡	891,654	16,182,381
AXA/Loomis Sayles Growth Portfolio‡	2,114,843	14,790,634
EQ/BlackRock Basic Value Equity Portfolio‡	777,254	17,268,879
EQ/Boston Advisors Equity Income Portfolio‡	963,880	5,761,934
EQ/Emerging Markets Equity PLUS Portfolio‡	940,445	7,989,772
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	1,016,393	13,412,820
EQ/GAMCO Small Company Value Portfolio‡	285,556	15,815,138
EQ/Global Bond PLUS Portfolio*‡	2,372,927	22,762,849
EQ/High Yield Bond Portfolio‡	834,105	8,241,872
EQ/Intermediate Government Bond Portfolio‡	372,733	3,926,573
EQ/International Equity Index Portfolio‡	1,136,817	9,734,114
EQ/Invesco Comstock Portfolio‡	797,281	11,707,992
EQ/JPMorgan Value Opportunities Portfolio‡	761,630	12,603,375
EQ/MFS International Growth Portfolio‡	2,921,756	20,571,123
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	74,555	1,267,024
EQ/PIMCO Global Real Return Portfolio‡	1,052,370	10,967,997
EQ/PIMCO Ultra Short Bond Portfolio‡	519,913	5,150,863
EQ/T. Rowe Price Growth Stock Portfolio*‡	377,476	14,899,673
iShares® China Large-Cap ETF(x)	45,900	1,744,659
iShares® International Developed Property ETF	71,000	2,692,604
iShares® JP Morgan USD Emerging Markets Bond ETF(x)	47,660	5,586,229
iShares® MSCI EAFE Small-Cap ETF(x)	80,600	4,224,246
iShares® MSCI Global Gold Miners ETF(x)	19,500	216,840
iShares® U.S. Oil & Gas Exploration & Production ETF(x)	19,720	1,212,977
Multimanager Core Bond Portfolio‡	639,049	6,438,432
SPDR® S&P Emerging Asia Pacific ETF	4,100	337,922
SPDR® S&P Emerging Markets SmallCap ETF(x)	31,900	1,376,804

Total Investment Companies (93.4%) (Cost $228,016,701)		259,208,283

OTHER EXCHANGE TRADED FUNDS (ETFs):
iShares® Gold Trust(x)*	1,069,600	13,573,224
iShares® Silver Trust*	95,350	1,735,370
PowerShares DB Gold Fund(x)*	900	38,331
PowerShares DB Silver Fund*‡	49,100	1,482,064

Total Other Exchange Traded Funds (ETFs) (6.0%) (Cost $13,151,841)		16,828,989

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	677,528	677,528

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.8%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,200,128, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,244,000.(xx)	2,200,000	2,200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,200,050, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19- 3/16/26; total market value $1,224,001.(xx)	1,200,000	1,200,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,498,899, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,548,786.(xx)	2,498,806	2,498,806
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $1,020,055.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $2,000,194, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $2,040,085.(xx)	$2,000,000	$2,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,300,038, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,326,000.(xx)	1,300,000	1,300,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		16,198,806

Total Short-Term Investments (6.1%) (Cost $16,876,334)		16,876,334

Total Investments (105.5%) (Cost $258,044,876)		292,913,606
Other Assets Less Liabilities (-5.5%)		(15,287,960)

Net Assets (100%)		$277,625,646

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $15,862,088. This was secured by collateral of $16,198,806 which was received as cash and subsequently invested in short-term investments currently valued at $16,198,806, as reported in the Portfolio of Investments.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares DB Silver Fund.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$8,390,693	$1,596,838	$962,556	$11,347,254	$595	$(32,463)
AXA Real Estate Portfolio(a)	10,561,781	302,671	833,499	10,975,303	41,820	175,160
AXA/AB Small Cap Growth Portfolio	15,952,175	441,878	1,014,791	16,182,381	—	232,757
AXA/Loomis Sayles Growth Portfolio	9,753,249	3,617,954	444,225	14,790,634	—	73,729
EQ/BlackRock Basic Value Equity Portfolio	16,250,142	213,109	887,436	17,268,879	—	131,343
EQ/Boston Advisors Equity Income Portfolio	6,831,906	199,360	1,379,250	5,761,934	—	73,800
EQ/Emerging Markets Equity PLUS Portfolio	8,197,362	82,494	1,481,225	7,989,772	—	13,141
EQ/GAMCO Mergers and Acquisitions Portfolio	12,996,579	526,671	558,444	13,412,820	—	175,046
EQ/GAMCO Small Company Value Portfolio	14,783,633	240,329	945,074	15,815,138	—	74,934
EQ/Global Bond PLUS Portfolio	25,150,906	991,226	5,216,862	22,762,849	—	(105,127)
EQ/High Yield Bond Portfolio	7,837,523	96,243	463,265	8,241,872	—	(3,172)
EQ/Intermediate Government Bond Portfolio	2,950,097	1,701,527	797,228	3,926,573	—	235
EQ/International Equity Index Portfolio	10,043,990	123,741	634,658	9,734,114	—	(43,109)
EQ/Invesco Comstock Portfolio	11,626,948	202,154	866,662	11,707,992	23,417	(12,203)
EQ/JPMorgan Value Opportunities Portfolio	10,574,246	1,500,000	490,705	12,603,375	—	9,295
EQ/MFS International Growth Portfolio	20,266,149	647,237	1,815,546	20,571,123	—	144,286
EQ/Morgan Stanley Mid Cap Growth Portfolio	1,562,479	7,404	327,528	1,267,024	—	5,866
EQ/PIMCO Global Real Return Portfolio	10,664,883	457,057	1,377,675	10,967,997	3,266	19,914
EQ/PIMCO Ultra Short Bond Portfolio	7,977,458	103,692	3,049,486	5,150,863	575	(56,528)
EQ/T. Rowe Price Growth Stock Portfolio	15,149,696	752,314	1,190,287	14,899,673	—	42,696
Multimanager Core Bond Portfolio	4,661,809	1,744,277	132,159	6,438,432	86,779	(704)
PowerShares DB Silver Fund	1,073,817	—	—	1,482,064	—	—

	$233,257,521	$15,548,176	$24,868,561	$243,298,066	$156,452	$918,896

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$17,392,281	$—	$—	$17,392,281
Investment Companies	—	241,816,002	—	241,816,002
Other Exchange Traded Funds (ETFs)	16,828,989	—	—	16,828,989
Short-Term Investments
Investment Companies	677,528	—	—	677,528
Repurchase Agreements	—	16,198,806	—	16,198,806

Total Assets	$34,898,798	$258,014,808	$—	$292,913,606

Total Liabilities	$—	$—	$—	$—

Total	$34,898,798	$258,014,808	$—	$292,913,606

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,823,285
Aggregate gross unrealized depreciation	(4,765,230)

Net unrealized appreciation	$35,058,055

Federal income tax cost of investments	$257,855,551

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	176,679	$1,350,710
AXA Real Estate Portfolio‡	122,197	1,365,049
AXA/AB Small Cap Growth Portfolio‡	127,550	2,314,867
AXA/Loomis Sayles Growth Portfolio‡	163,146	1,140,997
EQ/BlackRock Basic Value Equity Portfolio‡	97,495	2,166,131
EQ/Boston Advisors Equity Income Portfolio‡	179,223	1,071,370
EQ/Emerging Markets Equity PLUS Portfolio‡	113,366	963,126
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	117,050	1,544,651
EQ/GAMCO Small Company Value Portfolio‡	30,103	1,667,208
EQ/Global Bond PLUS Portfolio*‡	82,506	791,458
EQ/High Yield Bond Portfolio‡	36,323	358,907
EQ/Intermediate Government Bond Portfolio‡	14,216	149,758
EQ/International Equity Index Portfolio‡	124,573	1,066,668
EQ/Invesco Comstock Portfolio‡	104,757	1,538,352
EQ/JPMorgan Value Opportunities Portfolio‡	75,709	1,252,828
EQ/MFS International Growth Portfolio‡	348,857	2,456,188
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	10,058	170,926
EQ/PIMCO Global Real Return Portfolio‡	47,218	492,119
EQ/PIMCO Ultra Short Bond Portfolio‡	9,027	89,428
EQ/T. Rowe Price Growth Stock Portfolio*‡	52,164	2,059,016
iShares® China Large-Cap ETF	4,435	168,574
iShares® International Developed Property ETF	9,140	346,625
iShares® JP Morgan USD Emerging Markets Bond ETF(x)	1,870	219,183
iShares® MSCI EAFE Small-Cap ETF(x)	11,260	590,137
iShares® MSCI Global Gold Miners ETF	6,290	69,945
iShares® U.S. Oil & Gas Exploration & Production ETF(x)	3,860	237,429
Multimanager Core Bond Portfolio‡	20,200	203,520
SPDR® S&P Emerging Asia Pacific ETF	1,140	93,959
SPDR® S&P Emerging Markets SmallCap ETF(x)	3,805	164,224

Total Investment Companies (91.3%) (Cost $25,830,748)		26,103,353

OTHER EXCHANGE TRADED FUNDS (ETFs):
iShares® Gold Trust*	8,240	104,566
iShares® Silver Trust(x)*	920	16,744
PowerShares DB Gold Fund(x)*	38,450	1,637,585
PowerShares DB Silver Fund(x)*	13,440	405,681

Total Other Exchange Traded Funds (ETFs) (7.6%) (Cost $2,045,526)		2,164,576

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	301,480	301,480

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.5%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $100,006, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $100,004, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $102,000.(xx)	100,000	100,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $459,546, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $468,720.(xx)	459,529	459,529
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $250,010, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $255,003.(xx)	250,000	250,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $50,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $51,000.(xx)	50,000	50,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $50,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $51,001.(xx)	50,000	50,000

Total Repurchase Agreements		1,009,529

Total Short-Term Investments (4.6%) (Cost $1,311,009)		1,311,009

Total Investments (103.5%) (Cost $29,187,283)		29,578,938
Other Assets Less Liabilities (-3.5%)		(1,005,523)

Net Assets (100%)		$28,573,415

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $988,199. This was secured by collateral of $1,009,529 which was received as cash and subsequently invested in short-term investments currently valued at $1,009,529, as reported in the Portfolio of Investments.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$1,018,846	$240,330	$142,243	$1,350,710	$70	$(413)
AXA Real Estate Portfolio(a)	1,239,705	295,859	286,989	1,365,049	4,973	16,406
AXA/AB Small Cap Growth Portfolio	1,929,711	539,726	270,632	2,314,867	—	31,607
AXA/Loomis Sayles Growth Portfolio	867,030	141,385	—	1,140,997	—	1,385
EQ/BlackRock Basic Value Equity Portfolio	1,768,756	434,756	256,736	2,166,131	—	(92)
EQ/Boston Advisors Equity Income Portfolio	882,828	377,551	223,716	1,071,370	—	(841)
EQ/Emerging Markets Equity PLUS Portfolio	892,705	171,614	240,836	963,126	—	471
EQ/GAMCO Mergers and Acquisitions Portfolio	1,377,156	260,093	141,836	1,544,651	—	19,826
EQ/GAMCO Small Company Value Portfolio	1,332,383	381,067	223,968	1,667,208	—	2,422
EQ/Global Bond PLUS Portfolio	680,650	137,291	81,034	791,458	—	11
EQ/High Yield Bond Portfolio	299,296	68,646	40,511	358,907	—	12
EQ/Intermediate Government Bond Portfolio	261,891	182,215	297,401	149,758	—	1,378
EQ/International Equity Index Portfolio	907,078	267,378	128,872	1,066,668	—	(550)
EQ/Invesco Comstock Portfolio	1,289,616	369,115	217,111	1,538,352	3,005	(990)
EQ/JPMorgan Value Opportunities Portfolio	1,031,952	125,000	—	1,252,828	—	—
EQ/MFS International Growth Portfolio	2,069,282	507,615	297,130	2,456,188	—	4,250
EQ/Morgan Stanley Mid Cap Growth Portfolio	156,880	22,952	13,519	170,926	—	59
EQ/PIMCO Global Real Return Portfolio	401,702	92,692	54,017	492,119	144	1,034
EQ/PIMCO Ultra Short Bond Portfolio	78,883	22,892	13,505	89,428	10	3
EQ/T. Rowe Price Growth Stock Portfolio	1,824,908	485,814	284,479	2,059,016	—	4,474
Multimanager Core Bond Portfolio	141,495	77,067	20,262	203,520	2,744	— #

	$20,452,753	$5,201,058	$3,234,797	$24,213,277	$10,946	$80,452

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

#	Amount represents less than $0.50.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,890,076	$—	$—	$1,890,076
Investment Companies	—	24,213,277	—	24,213,277
Other Exchange Traded Funds (ETFs)	2,164,576	—	—	2,164,576
Short-Term Investments
Investment Companies	301,480	—	—	301,480
Repurchase Agreements	—	1,009,529	—	1,009,529

Total Assets	$4,356,132	$25,222,806	$—	$29,578,938

Total Liabilities	$—	$—	$—	$—

Total	$4,356,132	$25,222,806	$—	$29,578,938

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,165,510
Aggregate gross unrealized depreciation	(698,270)

Net unrealized appreciation	$467,240

Federal income tax cost of investments	$29,111,698

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	47,838	$365,722
AXA Real Estate Portfolio‡	38,609	431,298
AXA/AB Small Cap Growth Portfolio‡	9,353	169,740
AXA/Loomis Sayles Growth Portfolio‡	12,734	89,060
EQ/BlackRock Basic Value Equity Portfolio‡	6,315	140,311
EQ/Boston Advisors Equity Income Portfolio‡	10,823	64,699
EQ/Emerging Markets Equity PLUS Portfolio‡	7,607	64,623
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	12,340	162,844
EQ/GAMCO Small Company Value Portfolio‡	2,037	112,832
EQ/Global Bond PLUS Portfolio*‡	2,825	27,097
EQ/High Yield Bond Portfolio‡	1,999	19,755
EQ/Intermediate Government Bond Portfolio‡	1,027	10,816
EQ/International Equity Index Portfolio‡	11,233	96,181
EQ/Invesco Comstock Portfolio‡	6,504	95,505
EQ/JPMorgan Value Opportunities Portfolio‡	5,427	89,811
EQ/MFS International Growth Portfolio‡	20,378	143,472
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	1,223	20,784
EQ/PIMCO Global Real Return Portfolio‡	1,598	16,656
EQ/PIMCO Ultra Short Bond Portfolio‡	528	5,229
EQ/T. Rowe Price Growth Stock Portfolio*‡	3,316	130,901
iShares® China Large-Cap ETF(x)	230	8,742
iShares® International Developed Property ETF	2,920	110,738
iShares® JP Morgan USD Emerging Markets Bond ETF(x)	120	14,065
iShares® MSCI EAFE Small-Cap ETF(x)	940	49,265
iShares® U.S. Oil & Gas Exploration & Production ETF(x)	790	48,593
SPDR® S&P Emerging Asia Pacific ETF	150	12,363
SPDR® S&P Emerging Markets SmallCap ETF(x)	300	12,948

Total Investment Companies (90.8%) (Cost $2,639,403)		2,514,050

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Gold Fund*	5,030	214,228
PowerShares DB Silver Fund*	1,850	55,841

Total Other Exchange Traded Funds (ETFs) (9.8%) (Cost $290,622)		270,069

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	22,319	22,319

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $2,040.(xx)	$2,000	2,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $3,333, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $3,400.(xx)	3,333	3,333
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $9,453, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $9,642.(xx)	9,453	9,453
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $27, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $28.(xx)	27	27
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $4,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $4,080.(xx)	4,000	4,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $25,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $25,501.(xx)	25,000	25,000

Total Repurchase Agreements		43,813

Total Short-Term Investments (2.4%) (Cost $66,132)		66,132

Total Investments (103.0%) (Cost $2,996,157)		2,850,251
Other Assets Less Liabilities (-3.0%)		(81,902)

Net Assets (100%)		$2,768,349

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $42,882. This was secured by collateral of $43,813 which was received as cash and subsequently invested in short-term investments currently valued at $43,813, as reported in the Portfolio of Investments.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$538,888	$33,154	$324,789	$365,722	$19	$(7,007)
AXA Real Estate Portfolio(a)	691,431	51,010	355,674	431,298	1,594	26,204
AXA/AB Small Cap Growth Portfolio	254,187	29,062	141,532	169,740	—	(16,904)
AXA/Loomis Sayles Growth Portfolio	107,883	30,108	57,954	89,060	—	4,654
EQ/BlackRock Basic Value Equity Portfolio	212,209	15,463	99,466	140,311	—	7,480
EQ/Boston Advisors Equity Income Portfolio	100,476	14,358	59,268	64,699	—	(6,969)
EQ/Emerging Markets Equity PLUS Portfolio	101,479	5,522	57,594	64,623	—	(3,664)
EQ/GAMCO Mergers and Acquisitions Portfolio	248,578	33,523	127,978	162,844	—	1,815
EQ/GAMCO Small Company Value Portfolio	168,803	14,048	90,849	112,832	—	(3,431)
EQ/Global Bond PLUS Portfolio	66,298	4,970	49,756	27,097	—	(2,249)
EQ/High Yield Bond Portfolio	30,337	2,209	16,135	19,755	—	(743)
EQ/Intermediate Government Bond Portfolio	18,676	5,657	13,745	10,816	—	125
EQ/International Equity Index Portfolio	140,776	21,045	75,082	96,181	—	(9,522)
EQ/Invesco Comstock Portfolio	150,900	10,683	72,231	95,505	190	107
EQ/JPMorgan Value Opportunities Portfolio	137,594	10,000	65,489	89,811	—	11
EQ/MFS International Growth Portfolio	219,528	19,609	115,874	143,472	—	(6,624)
EQ/Morgan Stanley Mid Cap Growth Portfolio	34,761	1,665	18,480	20,784	—	(3,202)
EQ/PIMCO Global Real Return Portfolio	36,693	2,249	25,099	16,656	5	(171)
EQ/PIMCO Ultra Short Bond Portfolio	8,800	553	4,267	5,229	1	(44)
EQ/T. Rowe Price Growth Stock Portfolio	181,640	49,149	93,766	130,901	—	5,653

	$3,449,937	$354,037	$1,865,028	$2,257,336	$1,809	$(14,481)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$256,714	$—	$—	$256,714
Investment Companies	—	2,257,336	—	2,257,336
Other Exchange Traded Funds (ETFs)	270,069	—	—	270,069
Short-Term Investments
Investment Companies	22,319	—	—	22,319
Repurchase Agreements	—	43,813	—	43,813

Total Assets	$549,102	$2,301,149	$—	$2,850,251

Total Liabilities	$—	$—	$—	$—

Total	$549,102	$2,301,149	$—	$2,850,251

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,928
Aggregate gross unrealized depreciation	(294,779)

Net unrealized depreciation	$(180,851)

Federal income tax cost of investments	$3,031,102

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	89,095	$681,129
AXA Real Estate Portfolio‡	59,021	659,313
AXA/AB Small Cap Growth Portfolio‡	4,476	81,229
AXA/Loomis Sayles Growth Portfolio‡	6,391	44,700
EQ/BlackRock Basic Value Equity Portfolio‡	3,079	68,405
EQ/Boston Advisors Equity Income Portfolio‡	5,318	31,789
EQ/Emerging Markets Equity PLUS Portfolio‡	2,911	24,732
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	29,080	383,757
EQ/GAMCO Small Company Value Portfolio‡	1,116	61,818
EQ/Global Bond PLUS Portfolio*‡	3,272	31,386
EQ/High Yield Bond Portfolio‡	2,268	22,415
EQ/Intermediate Government Bond Portfolio‡	710	7,480
EQ/International Equity Index Portfolio‡	6,070	51,972
EQ/Invesco Comstock Portfolio‡	3,158	46,377
EQ/JPMorgan Value Opportunities Portfolio‡	2,538	41,991
EQ/MFS International Growth Portfolio‡	10,134	71,351
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	699	11,884
EQ/PIMCO Global Real Return Portfolio‡	1,829	19,067
EQ/PIMCO Ultra Short Bond Portfolio‡	592	5,867
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,719	67,861
iShares® China Large-Cap ETF(x)	140	5,321
iShares® International Developed Property ETF	4,810	182,414
iShares® JP Morgan USD Emerging Markets Bond ETF(x)	130	15,237
iShares® MSCI EAFE Small-Cap ETF(x)	420	22,012
iShares® U.S. Oil & Gas Exploration & Production ETF(x)	1,540	94,725
SPDR® S&P Emerging Asia Pacific ETF	100	8,242
SPDR® S&P Emerging Markets SmallCap ETF(x)	210	9,064

Total Investment Companies (89.6%) (Cost $2,979,162)		2,751,538

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Gold Fund*	6,100	259,799
PowerShares DB Silver Fund*	2,190	66,104

Total Other Exchange Traded Funds (ETFs) (10.6%) (Cost $357,743)		325,903

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	31,249	31,249

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.5%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $2,040.(xx)	$2,000	2,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $6,870, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $7,007.(xx)	6,870	6,870
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $11,373, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $11,600.(xx)	11,373	11,373
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $64,636, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $65,927.(xx)	64,634	64,634
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,040.(xx)	2,000	2,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020.(xx)	1,000	1,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $20,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $20,400.(xx)	$20,000	$20,000

Total Repurchase Agreements		107,877

Total Short-Term Investments (4.5%) (Cost $139,126)		139,126

Total Investments (104.7%) (Cost $3,476,031)		3,216,567
Other Assets Less Liabilities (-4.7%)		(144,534)

Net Assets (100%)		$3,072,033

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $105,607. This was secured by collateral of $107,877 which was received as cash and subsequently invested in short-term investments currently valued at $107,877, as reported in the Portfolio of Investments.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$883,808	$170,118	$596,814	$681,129	$35	$(32,730)
AXA Real Estate Portfolio(a)	950,734	153,306	507,802	659,313	2,385	33,316
AXA/AB Small Cap Growth Portfolio	101,142	28,691	59,807	81,229	—	(6,461)
AXA/Loomis Sayles Growth Portfolio	59,026	9,454	28,065	44,700	—	1,289
EQ/BlackRock Basic Value Equity Portfolio	92,743	16,316	46,211	68,405	—	3,127
EQ/Boston Advisors Equity Income Portfolio	36,342	20,061	26,823	31,789	—	(1,272)
EQ/Emerging Markets Equity PLUS Portfolio	38,760	3,765	22,959	24,732	—	(796)
EQ/GAMCO Mergers and Acquisitions Portfolio	517,841	132,772	283,001	383,757	—	6,560
EQ/GAMCO Small Company Value Portfolio	82,927	16,446	47,731	61,818	—	(1,563)
EQ/Global Bond PLUS Portfolio	56,092	11,296	40,633	31,386	—	(1,044)
EQ/High Yield Bond Portfolio	35,470	5,020	22,174	22,415	—	(1,223)
EQ/Intermediate Government Bond Portfolio	29,302	5,511	27,541	7,480	—	134
EQ/International Equity Index Portfolio	56,903	23,041	31,947	51,972	—	(3,646)
EQ/Invesco Comstock Portfolio	65,747	11,386	33,575	46,377	90	13
EQ/JPMorgan Value Opportunities Portfolio	58,860	8,800	28,508	41,991	—	(8)
EQ/MFS International Growth Portfolio	101,388	16,438	56,481	71,351	—	(3,920)
EQ/Morgan Stanley Mid Cap Growth Portfolio	17,876	2,515	9,870	11,884	—	(1,490)
EQ/PIMCO Global Real Return Portfolio	35,738	5,065	24,611	19,067	6	(22)
EQ/PIMCO Ultra Short Bond Portfolio	8,896	1,256	4,429	5,867	1	(42)
EQ/T. Rowe Price Growth Stock Portfolio	82,410	34,890	49,695	67,861	—	218

	$3,312,005	$676,147	$1,948,677	$2,414,523	$2,517	$(9,560)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$337,015	$—	$—	$337,015
Investment Companies	—	2,414,523	—	2,414,523
Other Exchange Traded Funds (ETFs)	325,903	—	—	325,903
Short-Term Investments
Investment Companies	31,249	—	—	31,249
Repurchase Agreements	—	107,877	—	107,877

Total Assets	$694,167	$2,522,400	$—	$3,216,567

Total Liabilities	$—	$—	$—	$—

Total	$694,167	$2,522,400	$—	$3,216,567

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,821
Aggregate gross unrealized depreciation	(372,627)

Net unrealized depreciation	$(287,806)

Federal income tax cost of investments	$3,504,373

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	205,437	$3,908,996
AXA 400 Managed Volatility Portfolio‡	42,223	891,548
AXA 500 Managed Volatility Portfolio‡	576,612	11,670,416
AXA International Managed Volatility Portfolio*‡	281,087	3,317,948
EQ/Intermediate Government Bond Portfolio‡	15,822,327	166,680,974

Total Investments (99.2%) (Cost $181,690,538)		186,469,882
Other Assets Less Liabilities (0.8%)		1,524,392

Net Assets (100%)		$187,994,274

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$876,835	$29,716,134	$27,389,705	$3,908,996	$—	$2,326,646
AXA 400 Managed Volatility Portfolio	257,951	8,491,039	7,984,760	891,548	—	820,627
AXA 500 Managed Volatility Portfolio	3,335,205	106,129,052	98,999,187	11,670,416	—	7,209,211
AXA International Managed Volatility Portfolio	777,023	25,470,972	23,256,064	3,317,948	—	1,107,952
EQ/Intermediate Government Bond Portfolio	45,411,031	1,539,266,735	1,420,711,555	166,680,974	—	2,137,778

	$50,658,045	$1,709,073,932	$1,578,341,271	$186,469,882	$—	$13,602,214

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$186,469,882	$—	$186,469,882

Total Assets	$—	$186,469,882	$—	$186,469,882

Total Liabilities	$—	$—	$—	$—

Total	$—	$186,469,882	$—	$186,469,882

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,774,278
Aggregate gross unrealized depreciation	(18,585)

Net unrealized appreciation	$4,755,693

Federal income tax cost of investments	$181,714,189

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	2,010,150	$38,248,509
AXA 400 Managed Volatility Portfolio‡	296,040	6,250,907
AXA 500 Managed Volatility Portfolio‡	5,971,017	120,851,125
AXA International Managed Volatility Portfolio*‡	2,646,096	31,234,442
AXA/AB Short Duration Government Bond Portfolio*‡	10,815,143	107,531,523
EQ/Core Bond Index Portfolio‡	29,710,821	304,650,570
EQ/Intermediate Government Bond Portfolio‡	32,057,860	337,714,889

Total Investment Companies (99.7%) (Cost $891,743,246)		946,481,965

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	3,329,557	3,329,557

Total Short-Term Investment (0.4%) (Cost $3,329,557)		3,329,557

Total Investments (100.1%) (Cost $895,072,803)		949,811,522
Other Assets Less Liabilities (-0.1%)		(584,393)

Net Assets (100%)		$949,227,129

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$29,348,904	$8,107,928	$3,504,385	$38,248,509	$—	$11,669
AXA 400 Managed Volatility Portfolio	5,589,181	1,028,861	1,024,279	6,250,907	—	6,207
AXA 500 Managed Volatility Portfolio	105,545,526	23,026,428	16,785,244	120,851,125	—	101,604
AXA International Managed Volatility Portfolio	25,750,870	6,086,343	1,293,016	31,234,442	—	(172)
AXA/AB Short Duration Government Bond Portfolio	100,517,194	18,388,542	11,861,844	107,531,523	—	(4,048)
EQ/Core Bond Index Portfolio	260,416,063	49,044,483	15,473,749	304,650,570	—	161
EQ/Intermediate Government Bond Portfolio	292,672,088	55,660,244	18,142,164	337,714,889	—	26,093

	$819,839,826	$161,342,829	$68,084,681	$946,481,965	$—	$141,514

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$946,481,965	$—	$946,481,965
Short-Term Investments
Investment Companies	3,329,557	—	—	3,329,557

Total Assets	$3,329,557	$946,481,965	$—	$949,811,522

Total Liabilities	$—	$—	$—	$—

Total	$3,329,557	$946,481,965	$—	$949,811,522

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,689,134
Aggregate gross unrealized depreciation	(11,610)

Net unrealized appreciation	$54,677,524

Federal income tax cost of investments	$895,133,998

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	6,528,394	$124,220,240
AXA 400 Managed Volatility Portfolio‡	569,694	12,029,133
AXA 500 Managed Volatility Portfolio‡	19,300,297	390,630,673
AXA International Managed Volatility Portfolio*‡	8,475,057	100,039,329
AXA/AB Short Duration Government Bond Portfolio*‡	11,097,528	110,339,185
EQ/Core Bond Index Portfolio‡	36,461,015	373,866,101
EQ/Intermediate Government Bond Portfolio‡	39,577,860	416,934,654

Total Investment Companies (100.0%) (Cost $1,384,031,680)		1,528,059,315

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	392,477	392,477

Total Short-Term Investment (0.0%) (Cost $392,477)		392,477

Total Investments (100.0%) (Cost $1,384,424,157)		1,528,451,792
Other Assets Less Liabilities (0.0%)		(661,329)

Net Assets (100%)		$1,527,790,463

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$100,039,180	$21,293,878	$10,544,000	$124,220,240	$—	$33,823
AXA 400 Managed Volatility Portfolio	11,663,711	1,326,670	2,231,169	12,029,133	—	(26,571)
AXA 500 Managed Volatility Portfolio	359,428,927	50,767,150	47,416,802	390,630,673	—	298,042
AXA International Managed Volatility Portfolio	87,995,064	14,064,740	3,691,611	100,039,329	—	182
AXA/AB Short Duration Government Bond Portfolio	112,102,642	13,455,774	15,767,192	110,339,185	—	(32,652)
EQ/Core Bond Index Portfolio	336,294,098	49,365,254	25,149,629	373,866,101	—	(1,502)
EQ/Intermediate Government Bond Portfolio	380,299,844	56,045,921	29,008,369	416,934,654	—	32,138

	$1,387,823,466	$206,319,387	$133,808,772	$1,528,059,315	$—	$303,460

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,528,059,315	$—	$1,528,059,315
Short-Term Investments
Investment Companies	392,477	—	—	392,477

Total Assets	$392,477	$1,528,059,315	$—	$1,528,451,792

Total Liabilities	$—	$—	$—	$—

Total	$392,477	$1,528,059,315	$—	$1,528,451,792

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,853,299
Aggregate gross unrealized depreciation	(965,260)

Net unrealized appreciation	$143,888,039

Federal income tax cost of investments	$1,384,563,753

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	17,839,646	$339,447,210
AXA 400 Managed Volatility Portfolio‡	1,676,277	35,394,736
AXA 500 Managed Volatility Portfolio‡	53,195,889	1,076,664,602
AXA International Managed Volatility Portfolio*‡	23,152,474	273,291,132
AXA/AB Short Duration Government Bond Portfolio*‡	20,479,216	203,618,322
EQ/Core Bond Index Portfolio‡	66,520,171	682,088,452
EQ/Intermediate Government Bond Portfolio‡	72,267,595	761,306,057

Total Investments (100.0%) (Cost $3,019,798,158)		3,371,810,511
Other Assets Less Liabilities (0.0%)		(941,852)

Net Assets (100%)		$3,370,868,659

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$288,083,751	$45,199,987	$29,311,524	$339,447,210	$—	$15,122
AXA 400 Managed Volatility Portfolio	34,145,200	2,874,446	5,191,476	35,394,736	—	76,132
AXA 500 Managed Volatility Portfolio	1,012,770,365	112,299,958	124,351,998	1,076,664,602	—	195,629
AXA International Managed Volatility Portfolio	246,515,361	34,833,322	12,329,590	273,291,132	—	(34)
AXA/AB Short Duration Government Bond Portfolio	209,283,066	19,266,655	25,927,185	203,618,322	—	(27,031)
EQ/Core Bond Index Portfolio	632,552,355	86,679,974	61,785,310	682,088,452	—	(7,913)
EQ/Intermediate Government Bond Portfolio	712,912,014	99,907,600	69,299,510	761,306,057	—	66,365

	$3,136,262,112	$401,061,942	$328,196,593	$3,371,810,511	$—	$318,270

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,371,810,511	$—	$3,371,810,511

Total Assets	$—	$3,371,810,511	$—	$3,371,810,511

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,371,810,511	$—	$3,371,810,511

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,923,391
Aggregate gross unrealized depreciation	(6,212,696)

Net unrealized appreciation	$351,710,695

Federal income tax cost of investments	$3,020,099,816

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	43,229,755	$822,562,293
AXA 400 Managed Volatility Portfolio‡	4,181,456	88,291,828
AXA 500 Managed Volatility Portfolio‡	129,817,433	2,627,455,538
AXA International Managed Volatility Portfolio*‡	55,261,155	652,301,058
AXA/AB Short Duration Government Bond Portfolio*‡	32,093,550	319,095,953
EQ/Core Bond Index Portfolio‡	108,144,633	1,108,899,814
EQ/Intermediate Government Bond Portfolio‡	115,816,003	1,220,068,616

Total Investments (100.1%) (Cost $5,950,126,632)		6,838,675,100
Other Assets Less Liabilities (-0.1%)		(8,554,197)

Net Assets (100%)		$6,830,120,903

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$710,563,207	$92,492,821	$65,217,678	$822,562,293	$—	$(6,485)
AXA 400 Managed Volatility Portfolio	83,953,816	5,950,976	10,455,143	88,291,828	—	229,668
AXA 500 Managed Volatility Portfolio	2,502,961,509	215,415,873	272,644,260	2,627,455,538	—	559,786
AXA International Managed Volatility Portfolio	596,708,916	77,930,153	32,189,278	652,301,058	—	(1,505)
AXA/AB Short Duration Government Bond Portfolio	340,142,024	26,318,004	48,988,332	319,095,953	—	(78,072)
EQ/Core Bond Index Portfolio	1,039,988,825	143,484,453	114,790,396	1,108,899,814	—	(7,598)
EQ/Intermediate Government Bond Portfolio	1,156,756,713	160,493,603	125,918,237	1,220,068,616	—	109,076

	$6,431,075,010	$722,085,883	$670,203,324	$6,838,675,100	$—	$804,870

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,838,675,100	$—	$6,838,675,100

Total Assets	$—	$6,838,675,100	$—	$6,838,675,100

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,838,675,100	$—	$6,838,675,100

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$903,451,509
Aggregate gross unrealized depreciation	(15,454,863)

Net unrealized appreciation	$887,996,646

Federal income tax cost of investments	$5,950,678,454

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	31,158,915	$592,882,119
AXA 400 Managed Volatility Portfolio‡	3,351,684	70,771,115
AXA 500 Managed Volatility Portfolio‡	95,033,339	1,923,438,696
AXA International Managed Volatility Portfolio*‡	39,302,916	463,930,472
AXA/AB Short Duration Government Bond Portfolio*‡	15,124,867	150,381,737
EQ/Core Bond Index Portfolio‡	49,679,530	509,406,893
EQ/Intermediate Government Bond Portfolio‡	53,410,887	562,659,261

Total Investments (100.0%) (Cost $3,839,219,383)		4,273,470,293
Other Assets Less Liabilities (0.0%)		(934,050)

Net Assets (100%)		$4,272,536,243

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$512,698,923	$86,180,285	$63,459,893	$592,882,119	$—	$5,338
AXA 400 Managed Volatility Portfolio	64,064,530	8,624,598	8,739,473	70,771,115	—	98,118
AXA 500 Managed Volatility Portfolio	1,773,599,591	245,494,913	220,143,200	1,923,438,696	—	125,538
AXA International Managed Volatility Portfolio	414,970,456	81,426,228	38,650,955	463,930,472	—	41,229
AXA/AB Short Duration Government Bond Portfolio	155,148,632	24,407,376	29,904,933	150,381,737	—	(17,577)
EQ/Core Bond Index Portfolio	467,503,060	95,116,597	71,299,885	509,406,893	—	(28,332)
EQ/Intermediate Government Bond Portfolio	522,050,390	107,719,599	80,079,588	562,659,261	—	66,959

	$3,910,035,582	$648,969,596	$512,277,927	$4,273,470,293	$—	$291,273

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,273,470,293	$—	$4,273,470,293

Total Assets	$—	$4,273,470,293	$—	$4,273,470,293

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,273,470,293	$—	$4,273,470,293

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$457,839,847
Aggregate gross unrealized depreciation	(23,766,876)

Net unrealized appreciation	$434,072,971

Federal income tax cost of investments	$3,839,397,322

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	21,191,862	$403,232,130
AXA 400 Managed Volatility Portfolio‡	2,157,851	45,563,221
AXA 500 Managed Volatility Portfolio‡	64,756,594	1,310,648,869
AXA International Managed Volatility Portfolio*‡	26,313,658	310,605,648
AXA/AB Short Duration Government Bond Portfolio*‡	5,909,553	58,756,800
EQ/Core Bond Index Portfolio‡	19,025,505	195,084,845
EQ/Intermediate Government Bond Portfolio‡	20,476,339	215,708,860

Total Investments (100.0%) (Cost $2,426,932,137)		2,539,600,373
Other Assets Less Liabilities (0.0%)		(484,139)

Net Assets (100%)		$2,539,116,234

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA 2000 Managed Volatility Portfolio	$338,992,459	$90,792,607	$64,710,189	$403,232,130	$—	$(2,333,802)
AXA 400 Managed Volatility Portfolio	39,006,936	10,687,970	8,118,708	45,563,221	—	(7,084)
AXA 500 Managed Volatility Portfolio	1,157,576,469	277,760,102	200,302,117	1,310,648,869	—	160,265
AXA International Managed Volatility Portfolio	275,060,264	77,610,323	47,571,755	310,605,648	—	(2,828,591)
AXA/AB Short Duration Government Bond Portfolio	60,476,649	17,282,284	19,284,519	58,756,800	—	(11,296)
EQ/Core Bond Index Portfolio	171,860,558	52,582,194	36,025,151	195,084,845	—	(9,253)
EQ/Intermediate Government Bond Portfolio	192,794,383	59,115,152	41,001,731	215,708,860	—	28,953

	$2,235,767,718	$585,830,632	$417,014,170	$2,539,600,373	$—	$(5,000,808)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,539,600,373	$—	$2,539,600,373

Total Assets	$—	$2,539,600,373	$—	$2,539,600,373

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,539,600,373	$—	$2,539,600,373

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,144,918
Aggregate gross unrealized depreciation	(23,491,158)

Net unrealized appreciation	$112,653,760

Federal income tax cost of investments	$2,426,946,613

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	37,518,193	$398,616,306
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	30,160,296	406,084,942
AXA/Templeton Global Equity Managed Volatility Portfolio*‡	35,479,987	408,115,325

Total Investment Companies (99.9%) (Cost $868,786,899)		1,212,816,573

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	1,158,326	1,158,326

Total Short-Term Investment (0.1%) (Cost $1,158,326)		1,158,326

Total Investments (100.0%) (Cost $869,945,225)		1,213,974,899
Other Assets Less Liabilities (0.0%)		(316,361)

Net Assets (100%)		$1,213,658,538

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Franklin Balanced Managed Volatility Portfolio	$431,784,005	$569,473	$65,997,592	$398,616,306	$—	$(226,386)
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	427,069,622	1,155,357	46,815,080	406,084,942	585,884	6,556,126
AXA/Templeton Global Equity Managed Volatility Portfolio	416,403,103	27,169,565	46,021,788	408,115,325	—	258,295

	$1,275,256,730	$28,894,395	$158,834,460	$1,212,816,573	$585,884	$6,588,035

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,212,816,573	$—	$1,212,816,573
Short-Term Investments
Investment Companies	1,158,326	—	—	1,158,326

Total Assets	$1,158,326	$1,212,816,573	$—	$1,213,974,899

Total Liabilities	$—	$—	$—	$—

Total	$1,158,326	$1,212,816,573	$—	$1,213,974,899

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$344,442,611
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$344,442,611

Federal income tax cost of investments	$869,532,288

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Energy Select Sector SPDR® Fund	18,560	$1,310,522
iShares® Global Clean Energy ETF(x)	14,970	137,574
iShares® Global Energy ETF	11,790	387,537
iShares® North American Natural Resources ETF	7,350	253,281
iShares® U.S. Energy ETF(x)	20,640	804,960
iShares® U.S. Oil & Gas Exploration & Production ETF(x)	2,080	127,941
iShares® U.S. Oil Equipment & Services ETF(x)	3,310	130,911
PowerShares Cleantech Portfolio	2,210	73,206
PowerShares DWA Energy Momentum Portfolio	3,170	131,682
PowerShares Dynamic Energy Exploration & Production Portfolio(x)	6,150	132,348
PowerShares Dynamic Oil & Gas Services Portfolio	11,540	132,422
PowerShares Global Clean Energy Portfolio	6,660	74,126
PowerShares S&P Smallcap Energy Portfolio	13,800	252,816
PowerShares WilderHill Clean Energy Portfolio	27,820	107,663
PowerShares WilderHill Progressive Energy Portfolio	2,660	64,372
SPDR® S&P International Energy Sector ETF	870	15,277
SPDR® S&P Oil & Gas Equipment & Services ETF	6,880	130,995
SPDR® S&P Oil & Gas Exploration & Production ETF	3,310	127,303
Vanguard Energy ETF(x)	8,570	837,203

Total Investment Companies (99.7%) (Cost $6,972,767)		5,232,139

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	44,689	44,689

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.9%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $100,006, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $99,629, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $101,618.(xx)	99,625	99,625
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $20,188, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $20,591.(xx)	20,187	20,187
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $250,010, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $255,003.(xx)	250,000	250,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $51,003.(xx)	50,000	50,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $50,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $51,000.(xx)	50,000	50,000

Total Repurchase Agreements		569,812

Total Short-Term Investments (11.7%) (Cost $614,501)		614,501

Total Investments (111.4%) (Cost $7,587,268)		5,846,640
Other Assets Less Liabilities (-11.4%)		(599,528)

Net Assets (100%)		$5,247,112

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/ENERGY ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $556,360. This was secured by collateral of $569,812 which was received as cash and subsequently invested in short-term investments currently valued at $569,812, as reported in the Portfolio of Investments.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,232,139	$—	$—	$5,232,139
Short-Term Investments
Investment Companies	44,689	—	—	44,689
Repurchase Agreements	—	569,812	—	569,812

Total Assets	$5,276,828	$569,812	$—	$5,846,640

Total Liabilities	$—	$—	$—	$—

Total	$5,276,828	$569,812	$—	$5,846,640

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,197
Aggregate gross unrealized depreciation	(1,754,114)

Net unrealized depreciation	$(1,746,917)

Federal income tax cost of investments	$7,593,557

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares® Edge MSCI Min Vol EAFE ETF	9,370	$633,787
iShares® Edge MSCI Min Vol Emerging Markets ETF	5,320	287,599
iShares® Edge MSCI Min Vol Global ETF(x)	18,580	1,415,610
iShares® Edge MSCI Min Vol USA ETF(x)	6,050	274,851
PowerShares S&P 500 High Dividend Low Volatility Portfolio(x)	6,480	252,137
PowerShares S&P 500 Low Volatility Portfolio(x)	6,790	281,717
PowerShares S&P Emerging Markets Low Volatility Portfolio	13,260	298,483
PowerShares S&P International Developed Low Volatility Portfolio(x)	20,720	635,275
PowerShares S&P MidCap Low Volatility Portfolio	8,850	343,822
PowerShares S&P SmallCap Low Volatility Portfolio	4,230	163,659
SPDR® Russell 1000 Low Volatility ETF	3,270	259,867
SPDR® Russell 2000 Low Volatility ETF	1,980	162,291

Total Investment Companies (99.3%) (Cost $4,501,424)		5,009,098

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	64,717	64,717

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (12.4%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $100,006, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $102,000.(xx)	$100,000	$100,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $100,004, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $102,000.(xx)	100,000	100,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $74,126, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $75,606.(xx)	74,123	74,123
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $100,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $102,006.(xx)	100,000	100,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $150,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $153,000.(xx)	150,000	150,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $100,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $102,002.(xx)	100,000	100,000

Total Repurchase Agreements		624,123

Total Short-Term Investments (13.7%) (Cost $688,840)		688,840

Total Investments (113.0%) (Cost $5,190,264)		5,697,938
Other Assets Less Liabilities (-13.0%)		(657,505)

Net Assets (100%)		$5,040,433

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LOW VOLATILITY GLOBAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $609,672. This was secured by collateral of $624,123 which was received as cash and subsequently invested in short-term investments currently valued at $624,123, as reported in the Portfolio of Investments.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,009,098	$—	$—	$5,009,098
Short-Term Investments
Investment Companies	64,717	—	—	64,717
Repurchase Agreements	—	624,123	—	624,123

Total Assets	$5,073,815	$624,123	$—	$5,697,938

Total Liabilities	$—	$—	$—	$—

Total	$5,073,815	$624,123	$—	$5,697,938

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$635,672
Aggregate gross unrealized depreciation	(128,160)

Net unrealized appreciation	$507,512

Federal income tax cost of investments	$5,190,426

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.4%)
Banco Macro S.A. (ADR)	20,888	$1,634,486
Grupo Financiero Galicia S.A. (ADR)	53,230	1,655,985
MercadoLibre, Inc.	22,594	4,179,212

		7,469,683

Australia (2.2%)
AGL Energy Ltd.	35,862	523,832
Alumina Ltd.	132,164	148,034
Amcor Ltd.	62,125	722,378
AMP Ltd.	145,851	591,686
APA Group	57,099	373,256
Aristocrat Leisure Ltd.	28,027	339,993
ASX Ltd.	10,073	372,324
Aurizon Holdings Ltd.	104,616	376,798
AusNet Services	93,733	117,922
Australia & New Zealand Banking Group Ltd.(x)	149,583	3,176,179
Bank of Queensland Ltd.	18,638	162,437
Bendigo & Adelaide Bank Ltd.(x)	25,619	211,616
BHP Billiton Ltd.	163,775	2,833,317
BHP Billiton plc	107,549	1,616,448
Boral Ltd.	42,552	220,564
Brambles Ltd.	80,641	741,508
Caltex Australia Ltd.	14,046	370,779
Challenger Ltd.	28,646	223,548
CIMIC Group Ltd.	5,498	121,571
Coca-Cola Amatil Ltd.	30,909	242,918
Cochlear Ltd.(x)	3,061	331,823
Commonwealth Bank of Australia(x)	87,902	4,888,726
Computershare Ltd.	25,485	201,744
Crown Resorts Ltd.	19,397	195,148
CSL Ltd.	23,458	1,926,493
Dexus Property Group (REIT)(x)	52,447	368,794
Domino’s Pizza Enterprises Ltd.	3,222	173,966
DUET Group	103,136	198,576
Flight Centre Travel Group Ltd.(x)	2,751	77,050
Fortescue Metals Group Ltd.(x)	82,591	314,668
Goodman Group (REIT)(x)	90,034	502,924
GPT Group (REIT)	93,665	363,506
Harvey Norman Holdings Ltd.(x)	32,214	128,575
Healthscope Ltd.(x)	95,784	226,927
Incitec Pivot Ltd.(x)	91,448	198,319
Insurance Australia Group Ltd.	129,229	542,597
LendLease Group(x)	30,656	330,578
Macquarie Group Ltd.(x)	15,101	951,265
Medibank Pvt Ltd.	148,670	282,804
Mirvac Group (REIT)	189,038	324,776
National Australia Bank Ltd.	135,795	2,908,708
Newcrest Mining Ltd.	40,741	676,830
Oil Search Ltd.	75,034	410,574
Orica Ltd.(x)	17,867	208,444
Origin Energy Ltd.	89,647	373,985
Platinum Asset Management Ltd.(x)	12,545	48,513
Qantas Airways Ltd.	26,602	63,813
QBE Insurance Group Ltd.	70,273	501,357
Ramsay Health Care Ltd.	7,326	445,017
REA Group Ltd.	2,757	119,530
Santos Ltd.(x)	84,157	236,666
Scentre Group (REIT)(x)	267,749	965,334
SEEK Ltd.	16,617	198,481
Sonic Healthcare Ltd.	20,799	351,329
South32 Ltd.(x)	274,146	507,966
Stockland (REIT)	131,477	479,885
Suncorp Group Ltd.	66,145	614,838
Sydney Airport	58,064	311,993
Tabcorp Holdings Ltd.	42,204	161,523
Tatts Group Ltd.	78,106	218,592
Telstra Corp., Ltd.	213,405	847,570
TPG Telecom Ltd.	16,154	107,195
Transurban Group	101,473	884,889
Treasury Wine Estates Ltd.	37,157	314,415
Vicinity Centres (REIT)	182,675	444,411
Vocus Communications Ltd.	26,717	128,318
Wesfarmers Ltd.	58,464	1,977,948
Westfield Corp. (REIT)	98,253	732,619
Westpac Banking Corp.	171,721	3,903,824
Woodside Petroleum Ltd.	36,604	804,741
Woolworths Ltd.(x)	63,819	1,140,099

		47,105,774

Austria (0.3%)
Andritz AG	4,124	224,477
Erste Group Bank AG*	139,248	4,124,125
OMV AG	8,129	233,976
Raiffeisen Bank International AG*	6,440	98,062
Vienna Insurance Group AG Wiener Versicherung Gruppe	58,886	1,195,323
voestalpine AG	6,424	222,095

		6,098,058

Belgium (0.4%)
Ageas	10,812	394,309
Anheuser-Busch InBev S.A./N.V.	41,395	5,434,078
Colruyt S.A.(x)	3,463	192,018
Groupe Bruxelles Lambert S.A.	4,102	363,662
KBC Group N.V.*	12,384	720,897
Proximus SADP	7,692	229,489
Solvay S.A.	3,841	443,901
Telenet Group Holding N.V.*	2,616	136,443
UCB S.A.	6,576	508,458
Umicore S.A.	5,292	331,897

		8,755,152

Bermuda (0.0%)
XL Group Ltd.	10,017	336,872

Brazil (1.0%)
Banco Bradesco S.A. (Preference)(q)	521,347	4,799,634
BRF S.A.	272,231	4,652,491
Embraer S.A. (ADR)	38,785	669,429
Itau Unibanco Holding S.A. (Preference)(q)	421,952	4,638,404
Kosmos Comercio de Vestuario S.A. (Preference)(b)(q)*†	1,248,000	—
Lojas Renner S.A.	223,577	1,689,125
Raia Drogasil S.A.	172,138	3,538,935
Ultrapar Participacoes S.A.	89,010	1,970,336

		21,958,354

Chile (0.1%)
Antofagasta plc	22,132	149,960
S.A.C.I. Falabella	263,165	1,929,563

		2,079,523

China (2.4%)
Alibaba Group Holding Ltd. (ADR)*	51,770	5,476,748
Bank of China Ltd., Class H	12,497,000	5,762,595
China Construction Bank Corp., Class H	6,717,420	5,013,717
China Machinery Engineering Corp., Class H	856,000	504,359
China Mengniu Dairy Co., Ltd.	608,000	1,138,771
China Pacific Insurance Group Co., Ltd., Class H	733,200	2,724,810
Chongqing Changan Automobile Co., Ltd., Class B	300,600	489,789
CRCC High-Tech Equipment Corp. Ltd., Class H	1,319,500	618,494

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CSPC Pharmaceutical Group Ltd.	1,218,000	$1,222,438
Huadian Power International Corp., Ltd., Class H	1,268,000	571,875
JD.com, Inc. (ADR)(x)*	228,969	5,973,801
NetEase, Inc. (ADR)	5,260	1,266,503
New Oriental Education & Technology Group, Inc. (ADR)*	23,812	1,103,924
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,336,000	414,796
Shenzhou International Group Holdings Ltd.	299,000	2,090,314
TAL Education Group (ADR)*	19,137	1,355,665
Tencent Holdings Ltd.	593,800	16,453,117
Yangzijiang Shipbuilding Holdings Ltd.	100,497	55,631

		52,237,347

Colombia (0.1%)
Grupo de Inversiones Suramericana S.A.	85,092	1,110,223
Grupo de Inversiones Suramericana S.A. (Preference)(q)	40,917	529,316

		1,639,539

Czech Republic (0.1%)
Komercni Banka A/S	86,409	2,995,452

Denmark (0.6%)
A. P. Moeller - Maersk A/S, Class A	201	283,267
A. P. Moeller - Maersk A/S, Class B	335	492,751
Carlsberg A/S, Class B	5,564	531,571
Chr Hansen Holding A/S	5,256	312,434
Coloplast A/S, Class B	6,360	493,198
Danske Bank A/S	35,205	1,030,971
DSV A/S	10,286	513,655
FLSmidth & Co. A/S	27,388	1,030,183
Genmab A/S*	2,741	469,713
ISS A/S	7,939	330,298
Novo Nordisk A/S, Class B	98,437	4,101,424
Novozymes A/S, Class B	12,423	546,345
Pandora A/S	6,081	737,350
TDC A/S*	44,026	259,583
Tryg A/S	6,400	128,794
Vestas Wind Systems A/S	11,570	955,906
William Demant Holding A/S*	7,005	142,992

		12,360,435

Egypt (0.1%)
Commercial International Bank Egypt SAE	307,487	1,665,566

Finland (0.3%)
Elisa Oyj	7,658	282,412
Fortum Oyj	23,101	373,150
Kone Oyj, Class B	17,906	908,534
Metso Oyj	5,977	174,356
Neste Oyj	6,641	283,026
Nokia Oyj	295,192	1,710,963
Nokian Renkaat Oyj	6,228	227,015
Orion Oyj, Class B	4,863	191,685
Sampo Oyj, Class A	22,294	991,677
Stora Enso Oyj, Class R	27,613	245,186
UPM-Kymmene Oyj	26,296	555,302
Wartsila Oyj Abp	7,936	357,196

		6,300,502

France (3.9%)
Accor S.A.	9,351	370,912
Aeroports de Paris S.A.	1,669	165,514
Air Liquide S.A.(x)	19,890	2,131,245
Airbus Group SE	152,944	9,251,397
Alstom S.A.*	8,146	215,456
Arkema S.A.	3,409	315,333
Atos SE	4,421	476,370
AXA S.A.‡	99,929	2,126,114
BNP Paribas S.A.	54,538	2,804,111
Bollore S.A.(x)	43,664	151,810
Bouygues S.A.	10,614	351,676
Bureau Veritas S.A.	13,568	291,039
Capgemini S.A.	8,464	828,910
Carrefour S.A.	27,216	704,702
Casino Guichard Perrachon S.A.	3,106	150,858
Christian Dior SE	2,836	508,174
Cie de Saint-Gobain	24,139	1,042,161
Cie Generale des Etablissements Michelin	9,539	1,054,820
CNP Assurances S.A.	8,928	149,988
Credit Agricole S.A.	56,605	558,498
Danone S.A.	30,344	2,250,688
Dassault Systemes S.A.	6,650	576,930
Edenred	10,710	250,427
Eiffage S.A.	2,663	206,891
Electricite de France S.A.	12,697	154,470
Engie S.A.(x)	77,662	1,203,062
Essilor International S.A.	10,420	1,343,804
Eurazeo S.A.	1,981	114,917
Eutelsat Communications S.A.	9,130	189,021
Fonciere des Regions (REIT)	1,632	152,091
Gecina S.A. (REIT)	2,013	316,514
Groupe Eurotunnel SE (Registered)	24,964	269,882
Hermes International	1,373	558,613
ICADE (REIT)	1,604	125,103
Iliad S.A.	1,381	289,791
Imerys S.A.	1,999	144,368
Ingenico Group S.A.	2,884	251,955
J.C. Decaux S.A.	4,258	137,461
Kering	28,081	5,658,600
Klepierre S.A. (REIT)	11,379	521,530
Lagardere S.C.A.	6,042	153,834
Legrand S.A.	14,373	847,442
L’Oreal S.A.	13,042	2,462,266
LVMH Moet Hennessy Louis Vuitton SE	54,103	9,223,361
Natixis S.A.	48,624	226,626
Orange S.A.	101,523	1,588,659
Pernod-Ricard S.A.	10,773	1,274,628
Peugeot S.A.*	23,539	359,344
Publicis Groupe S.A.	9,387	709,882
Remy Cointreau S.A.	1,273	108,639
Renault S.A.	9,625	790,807
Rexel S.A.	14,900	228,054
Safran S.A.	15,748	1,132,332
Sanofi	60,494	4,609,175
Schneider Electric SE	28,736	2,003,704
SCOR SE	7,988	248,292
SFR Group S.A.	6,103	179,322
Societe BIC S.A.	1,547	228,784
Societe Generale S.A.	132,897	4,586,355
Sodexo S.A.	4,904	583,681
Suez	16,031	264,393
Technip S.A.(x)	54,270	3,332,913
Thales S.A.	5,563	512,412
Total S.A.	113,696	5,388,867
Unibail-Rodamco SE (REIT)	5,013	1,351,525
Valeo S.A.	12,399	723,058
Veolia Environnement S.A.	23,395	538,129
Vinci S.A.	26,017	1,989,407
Vivendi S.A.	59,346	1,195,879
Wendel S.A.	1,657	193,492
Zodiac Aerospace	10,871	264,694

		85,665,162

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Germany (4.0%)
adidas AG	19,735	$3,425,159
Allianz SE (Registered)	58,062	8,618,306
Axel Springer SE	2,335	119,569
BASF SE	47,282	4,043,446
Bayer AG (Registered)	82,715	8,308,218
Bayerische Motoren Werke (BMW) AG	17,187	1,444,365
Bayerische Motoren Werke (BMW) AG (Preference)(q)	77,111	5,684,297
Beiersdorf AG	5,243	494,528
Brenntag AG	8,035	438,463
Commerzbank AG	58,767	378,878
Continental AG	5,550	1,166,862
Covestro AG§	3,585	211,981
Daimler AG (Registered)	49,566	3,491,638
Deutsche Bank AG (Registered)*	68,537	891,688
Deutsche Boerse AG*	10,258	830,611
Deutsche Lufthansa AG (Registered)	12,345	137,368
Deutsche Post AG (Registered)	49,461	1,545,746
Deutsche Telekom AG (Registered)	165,305	2,771,068
Deutsche Wohnen AG	18,043	655,877
E.ON SE	100,220	709,534
Evonik Industries AG	7,547	255,078
Fraport AG Frankfurt Airport Services Worldwide	1,956	106,875
Fresenius Medical Care AG & Co. KGaA	10,996	959,826
Fresenius SE & Co. KGaA	21,230	1,693,418
Fuchs Petrolub SE (Preference)(q)	3,550	162,057
GEA Group AG	9,511	527,562
Hannover Rueck SE	3,327	356,389
HeidelbergCement AG	7,330	692,375
Henkel AG & Co. KGaA	5,405	629,051
Henkel AG & Co. KGaA (Preference)(q)	8,965	1,218,572
Hochtief AG	1,076	151,715
HUGO BOSS AG	3,722	205,834
Infineon Technologies AG	57,181	1,020,293
K+S AG (Registered)(x)	9,298	176,661
Lanxess AG	4,760	295,615
Linde AG	28,220	4,795,853
MAN SE	1,833	193,222
Merck KGaA	6,722	724,381
Metro AG	9,863	293,480
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,494	1,584,129
OSRAM Licht AG	4,625	271,512
Porsche Automobil Holding SE (Preference)(q)	7,964	406,570
ProSiebenSat.1 Media SE	11,379	487,315
RWE AG*	25,452	438,542
SAP SE	136,087	12,382,287
Schaeffler AG (Preference)(q)	8,373	132,457
Siemens AG (Registered)	56,701	6,637,590
Symrise AG	6,013	440,714
Telefonica Deutschland Holding AG	38,786	155,913
thyssenkrupp AG	19,132	456,165
TUI AG	26,502	376,826
United Internet AG (Registered)	6,753	298,775
Volkswagen AG	1,454	210,954
Volkswagen AG (Preference)(q)	9,654	1,268,276
Vonovia SE	24,735	936,613
Zalando SE*§	4,170	173,991

		86,484,488

Hong Kong (1.8%)
AIA Group Ltd.	1,265,600	8,479,660
ASM Pacific Technology Ltd.	11,000	90,896
Bank of East Asia Ltd.	61,200	249,796
BOC Hong Kong Holdings Ltd.(x)	192,500	653,664
Cathay Pacific Airways Ltd.	63,000	88,000
Cheung Kong Infrastructure Holdings Ltd.	33,000	285,853
Cheung Kong Property Holdings Ltd.	134,764	993,903
China Mobile Ltd.	636,500	7,814,854
China Overseas Land & Investment Ltd.	578,000	1,980,170
China Unicom Hong Kong Ltd.	1,242,000	1,511,827
CK Hutchison Holdings Ltd.	138,264	1,764,083
CLP Holdings Ltd.	86,500	898,055
First Pacific Co., Ltd.	139,500	99,873
Galaxy Entertainment Group Ltd.	122,000	464,219
Hang Lung Properties Ltd.	115,000	261,043
Hang Seng Bank Ltd.	39,800	714,766
Henderson Land Development Co., Ltd.	56,939	340,322
HK Electric Investments & HK Electric Investments Ltd.§	146,000	143,355
HKT Trust & HKT Ltd.	133,260	188,054
Hong Kong & China Gas Co., Ltd.	405,419	767,287
Hong Kong Exchanges and Clearing Ltd.(x)	60,328	1,591,419
Hongkong Land Holdings Ltd.(x)	57,200	396,396
Hysan Development Co., Ltd.	37,000	173,808
Jardine Matheson Holdings Ltd.	13,000	794,300
Kerry Properties Ltd.	30,500	100,469
Li & Fung Ltd.	290,000	149,442
Link REIT (REIT)	120,000	885,424
Melco Crown Entertainment Ltd. (ADR)(x)	9,572	154,205
MTR Corp., Ltd.(x)	73,500	406,830
New World Development Co., Ltd.	290,320	380,161
Noble Group Ltd.*	542,962	61,427
NWS Holdings Ltd.	80,026	134,055
PCCW Ltd.	209,000	128,466
Power Assets Holdings Ltd.	69,000	675,852
Shangri-La Asia Ltd.	52,166	57,397
Shenzhen International Holdings Ltd.	588,500	980,689
Sino Land Co., Ltd.	163,400	291,491
SJM Holdings Ltd.(x)	111,000	82,099
Sun Hung Kai Properties Ltd.	76,000	1,158,266
Swire Pacific Ltd., Class A(x)	25,000	270,588
Swire Properties Ltd.	60,800	178,918
Techtronic Industries Co., Ltd.	61,000	239,221
WH Group Ltd.§	296,000	239,439
Wharf Holdings Ltd.	71,100	520,966
Wheelock & Co., Ltd.(x)	38,000	225,734
Yue Yuen Industrial Holdings Ltd.	43,500	180,364

		38,247,106

India (2.1%)
Ashok Leyland Ltd.	2,924,586	3,513,138
Bharat Petroleum Corp., Ltd.	359,640	3,316,654
DLF Ltd.	2,332,829	5,152,095
Glenmark Pharmaceuticals Ltd.	73,262	1,017,899
HDFC Bank Ltd.	116,994	2,604,049
ICICI Bank Ltd. (ADR)	519,465	3,880,404
IndusInd Bank Ltd.	193,801	3,500,038
Larsen & Toubro Ltd.	151,294	3,268,714
Marico Ltd.	576,785	2,389,461
Maruti Suzuki India Ltd.	33,483	2,764,727
Shree Cement Ltd.	15,539	3,989,366
Shriram Transport Finance Co., Ltd.	206,712	3,620,311
SKS Microfinance Ltd.*	132,641	1,762,955
Zee Entertainment Enterprises Ltd.	700,676	5,764,112

		46,543,923

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Indonesia (0.7%)
Astra International Tbk PT	1,882,900	$1,196,354
Bank Mandiri Persero Tbk PT	2,649,800	2,283,907
Bank Negara Indonesia Persero Tbk PT	3,717,400	1,589,195
Bumi Serpong Damai Tbk PT	10,817,500	1,840,121
Jasa Marga Persero Tbk PT	1,064,300	376,202
Link Net Tbk PT	3,773,700	1,258,634
Matahari Department Store Tbk PT	818,000	1,161,185
Semen Indonesia Persero Tbk PT	1,880,200	1,460,855
Surya Citra Media Tbk PT	3,912,100	844,052
Telekomunikasi Indonesia Persero Tbk PT	5,991,900	1,984,806
United Tractors Tbk PT	232,700	316,282
XL Axiata Tbk PT*	6,832,475	1,416,952

		15,728,545

Ireland (0.6%)
Accenture plc, Class A	22,844	2,790,851
AerCap Holdings N.V.*	8,944	344,255
Allegion plc	3,646	251,246
Bank of Ireland*	1,430,634	298,063
CRH plc	43,701	1,461,209
DCC plc	4,555	415,276
Endo International plc*	7,168	144,435
Experian plc	49,131	984,379
James Hardie Industries plc (CDI)	20,726	325,101
Kerry Group plc, Class A	8,791	732,444
Medtronic plc	50,680	4,378,752
Paddy Power Betfair plc	3,885	439,476
Perrigo Co. plc	5,110	471,806

		13,037,293

Israel (0.2%)
Azrieli Group Ltd.	1,545	67,803
Bank Hapoalim B.M.	59,521	337,487
Bank Leumi Le-Israel B.M.*	77,993	296,397
Bezeq Israeli Telecommunication Corp., Ltd.	97,116	183,056
Check Point Software Technologies Ltd.*	6,710	520,763
Israel Chemicals Ltd.	25,003	97,296
Mizrahi Tefahot Bank Ltd.	8,869	112,757
Mobileye N.V.(x)*	9,100	387,387
Nice Ltd.	3,043	203,487
Taro Pharmaceutical Industries Ltd.(x)*	749	82,772
Teva Pharmaceutical Industries Ltd.	47,324	2,197,910

		4,487,115

Italy (0.7%)
Assicurazioni Generali S.p.A.	62,061	757,360
Atlantia S.p.A.	21,315	541,192
Banca Monte dei Paschi di Siena S.p.A.*	795,910	166,592
Brunello Cucinelli S.p.A.(x)	57,472	1,117,120
Enel S.p.A.	392,525	1,750,666
Eni S.p.A.	130,958	1,887,199
EXOR S.p.A.	5,073	205,607
Ferrari N.V.	6,518	338,582
Intesa Sanpaolo S.p.A.	644,552	1,430,919
Intesa Sanpaolo S.p.A. (RNC)	52,799	110,599
Leonardo-Finmeccanica S.p.A.*	21,382	242,546
Luxottica Group S.p.A.	8,770	419,040
Mediobanca S.p.A.	29,197	190,142
Poste Italiane S.p.A.§	22,004	150,946
Prysmian S.p.A.	75,802	1,986,281
Saipem S.p.A.*	341,642	144,618
Snam S.p.A.	124,932	692,153
Telecom Italia S.p.A.*	547,658	453,162
Telecom Italia S.p.A. (RNC)*	302,216	205,119
Terna Rete Elettrica Nazionale S.p.A.	80,487	415,003
Tod’s S.p.A.(x)	15,257	805,527
UniCredit S.p.A.	267,077	622,465
Unione di Banche Italiane S.p.A.	46,232	106,589
UnipolSai S.p.A.	61,609	100,246

		14,839,673

Japan (9.2%)
ABC-Mart, Inc.	1,800	122,334
Acom Co., Ltd.*	18,300	86,200
Aeon Co., Ltd.	34,000	501,616
AEON Financial Service Co., Ltd.	5,400	94,085
Aeon Mall Co., Ltd.	5,580	88,110
Air Water, Inc.	8,000	150,970
Aisin Seiki Co., Ltd.	10,000	457,905
Ajinomoto Co., Inc.	29,000	645,992
Alfresa Holdings Corp.	9,200	194,605
Alps Electric Co., Ltd.	10,300	247,662
Amada Holdings Co., Ltd.	17,600	182,820
ANA Holdings, Inc.	63,000	171,250
Aozora Bank Ltd.	63,000	217,005
Asahi Glass Co., Ltd.	49,000	317,251
Asahi Group Holdings Ltd.	19,000	691,522
Asahi Kasei Corp.	66,000	525,890
Asics Corp.	8,300	166,882
Astellas Pharma, Inc.	108,400	1,692,874
Bandai Namco Holdings, Inc.	9,900	302,774
Bank of Kyoto Ltd.	19,000	139,318
Benesse Holdings, Inc.	3,900	99,544
Bridgestone Corp.	32,700	1,206,058
Brother Industries Ltd.	12,600	221,934
Calbee, Inc.(x)	3,500	132,355
Canon, Inc.	55,200	1,599,909
Casio Computer Co., Ltd.	12,600	176,730
Central Japan Railway Co.	7,200	1,231,822
Chiba Bank Ltd.	36,000	204,583
Chubu Electric Power Co., Inc.	33,500	487,749
Chugai Pharmaceutical Co., Ltd.	10,600	382,752
Chugoku Bank Ltd.	8,200	100,065
Chugoku Electric Power Co., Inc.	11,200	140,774
Concordia Financial Group Ltd.	63,000	275,389
Credit Saison Co., Ltd.	7,800	129,377
Cyberdyne, Inc.(x)*	5,000	78,307
Dai Nippon Printing Co., Ltd.	25,000	244,993
Daicel Corp.	16,000	202,838
Dai-ichi Life Holdings, Inc.	322,300	4,423,662
Daiichi Sankyo Co., Ltd.	31,700	759,421
Daikin Industries Ltd.	12,200	1,136,628
Daito Trust Construction Co., Ltd.	3,700	591,311
Daiwa House Industry Co., Ltd.	29,700	813,457
Daiwa House REIT Investment Corp. (REIT)	70	205,676
Daiwa Securities Group, Inc.	86,400	486,543
Denso Corp.	24,200	966,116
Dentsu, Inc.	11,186	566,141
Don Quijote Holdings Co., Ltd.	6,400	234,566
East Japan Railway Co.	17,037	1,536,014
Eisai Co., Ltd.	13,300	831,261
Electric Power Development Co., Ltd.	8,100	194,554
FamilyMart UNY Holdings Co., Ltd.	4,200	278,632
FANUC Corp.	23,718	4,014,197
Fast Retailing Co., Ltd.	2,700	869,402
Fuji Electric Co., Ltd.	29,000	132,867
Fuji Heavy Industries Ltd.	29,400	1,104,097
Fujifilm Holdings Corp.	22,900	847,517
Fujitsu Ltd.	97,000	523,653
Fukuoka Financial Group, Inc.	38,000	157,843

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
GungHo Online Entertainment, Inc.(x)	17,800	$43,624
Hachijuni Bank Ltd.	19,000	99,080
Hakuhodo DY Holdings, Inc.	12,300	143,628
Hamamatsu Photonics KK	7,600	233,489
Hankyu Hanshin Holdings, Inc.	12,400	426,330
Hikari Tsushin, Inc.	1,000	92,700
Hino Motors Ltd.	12,300	131,684
Hirose Electric Co., Ltd.	1,680	220,816
Hiroshima Bank Ltd.	26,000	107,892
Hisamitsu Pharmaceutical Co., Inc.	3,300	178,116
Hitachi Chemical Co., Ltd.	5,400	123,769
Hitachi Construction Machinery Co., Ltd.	6,000	119,579
Hitachi High-Technologies Corp.	3,700	147,481
Hitachi Ltd.	243,200	1,137,477
Hitachi Metals Ltd.	10,000	122,215
Hokuriku Electric Power Co.	9,600	116,999
Honda Motor Co., Ltd.	82,900	2,386,696
Hoshizaki Electric Co., Ltd.	2,800	255,746
Hoya Corp.	21,000	843,343
Hulic Co., Ltd.	15,800	161,252
Idemitsu Kosan Co., Ltd.	5,200	107,134
IHI Corp.	72,000	209,103
Iida Group Holdings Co., Ltd.	7,700	154,783
Inpex Corp.	49,800	451,504
Isetan Mitsukoshi Holdings Ltd.	19,400	190,935
Isuzu Motors Ltd.	30,800	362,201
ITOCHU Corp.(x)	74,000	926,995
Iyo Bank Ltd.	11,100	67,163
J. Front Retailing Co., Ltd.	13,000	170,336
Japan Airlines Co., Ltd.	6,688	196,888
Japan Airport Terminal Co., Ltd.(x)	2,200	83,636
Japan Exchange Group, Inc.	24,200	378,673
Japan Post Bank Co., Ltd.(x)	20,600	244,662
Japan Post Holdings Co., Ltd.	22,900	287,742
Japan Prime Realty Investment Corp. (REIT)	45	203,100
Japan Real Estate Investment Corp. (REIT)	70	418,204
Japan Retail Fund Investment Corp. (REIT)	127	313,711
Japan Tobacco, Inc.	55,700	2,275,626
JFE Holdings, Inc.(x)	25,600	373,264
JGC Corp.	11,000	191,168
JSR Corp.	9,900	155,582
JTEKT Corp.	10,300	154,813
JX Holdings, Inc.(x)	99,333	400,984
Kajima Corp.	46,000	321,519
Kakaku.com, Inc.(x)	7,900	142,645
Kamigumi Co., Ltd.	14,000	121,984
Kaneka Corp.	16,000	126,720
Kansai Electric Power Co., Inc.*	36,600	332,451
Kansai Paint Co., Ltd.	12,000	262,864
Kao Corp.	25,300	1,425,046
Kawasaki Heavy Industries Ltd.	73,000	226,099
KDDI Corp.(x)	278,875	8,581,698
Keihan Holdings Co., Ltd.	29,000	202,712
Keikyu Corp.	26,000	271,024
Keio Corp.	32,000	279,462
Keisei Electric Railway Co., Ltd.(x)	7,500	187,173
Keyence Corp.	12,218	8,892,471
Kikkoman Corp.(x)	8,000	255,490
Kintetsu Group Holdings Co., Ltd.	97,000	406,611
Kirin Holdings Co., Ltd.	42,800	708,607
Kobe Steel Ltd.*	16,100	145,721
Koito Manufacturing Co., Ltd.	5,800	282,365
Komatsu Ltd.	45,900	1,051,755
Konami Corp.(x)	5,000	193,607
Konica Minolta, Inc.	23,900	202,752
Kose Corp.	1,700	174,227
Kubota Corp.	55,900	845,010
Kuraray Co., Ltd.	19,300	286,470
Kurita Water Industries Ltd.	6,100	145,046
Kyocera Corp.	98,600	4,730,309
Kyowa Hakko Kirin Co., Ltd.	14,300	225,168
Kyushu Electric Power Co., Inc.	21,600	200,908
Kyushu Financial Group, Inc.	18,500	126,257
Lawson, Inc.	3,400	267,899
Lixil Group Corp.	14,100	302,463
M3, Inc.	10,900	371,209
Mabuchi Motor Co., Ltd.	2,400	132,972
Makita Corp.	5,300	376,914
Marubeni Corp.(x)	85,900	440,375
Marui Group Co., Ltd.(x)	11,700	154,498
Maruichi Steel Tube Ltd.	2,300	79,453
Mazda Motor Corp.	30,760	472,603
McDonald’s Holdings Co. Japan Ltd.	3,910	115,222
Mebuki Financial Group, Inc.	35,100	125,790
Medipal Holdings Corp.	7,800	134,921
Meiji Holdings Co., Ltd.	5,944	588,027
Minebea Co., Ltd.(x)	17,000	160,980
Miraca Holdings, Inc.	3,200	159,559
Mitsubishi Chemical Holdings Corp.	70,400	442,594
Mitsubishi Corp.	78,500	1,784,380
Mitsubishi Electric Corp.	97,000	1,241,843
Mitsubishi Estate Co., Ltd.	63,000	1,181,079
Mitsubishi Gas Chemical Co., Inc.	11,500	164,451
Mitsubishi Heavy Industries Ltd.	169,000	706,612
Mitsubishi Logistics Corp.(x)	7,000	100,941
Mitsubishi Materials Corp.	5,400	147,587
Mitsubishi Motors Corp.	33,300	155,153
Mitsubishi Tanabe Pharma Corp.	11,900	254,350
Mitsubishi UFJ Financial Group, Inc.	656,000	3,307,963
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,300	111,496
Mitsui & Co., Ltd.	88,400	1,222,746
Mitsui Chemicals, Inc.	46,000	219,233
Mitsui Fudosan Co., Ltd.	47,000	1,000,757
Mitsui O.S.K. Lines Ltd.	61,000	141,955
Mixi, Inc.	1,900	68,493
Mizuho Financial Group, Inc.	1,212,644	2,026,078
MS&AD Insurance Group Holdings, Inc.	25,307	705,982
Murata Manufacturing Co., Ltd.	69,203	9,026,425
Nabtesco Corp.	5,700	161,368
Nagoya Railroad Co., Ltd.	48,000	260,849
NEC Corp.	135,000	348,773
Nexon Co., Ltd.	135,800	2,121,949
NGK Insulators Ltd.	14,000	289,896
NGK Spark Plug Co., Ltd.	9,300	163,847
NH Foods Ltd.	10,000	241,231
NHK Spring Co., Ltd.	9,000	87,156
Nidec Corp.	83,856	7,714,844
Nikon Corp.	19,100	285,244
Nintendo Co., Ltd.	12,700	3,360,499
Nippon Building Fund, Inc. (REIT)	76	480,968
Nippon Electric Glass Co., Ltd.	21,000	108,734
Nippon Express Co., Ltd.	43,000	200,930
Nippon Paint Holdings Co., Ltd.	8,600	288,528
Nippon Prologis REIT, Inc. (REIT)	74	187,184
Nippon Steel & Sumitomo Metal Corp.	41,291	847,867
Nippon Telegraph & Telephone Corp.	35,318	1,612,987
Nippon Yusen KK	90,000	168,518
Nissan Motor Co., Ltd.	130,700	1,279,891
Nisshin Seifun Group, Inc.	9,780	148,811

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nissin Foods Holdings Co., Ltd.	3,300	$200,140
Nitori Holdings Co., Ltd.	3,800	454,657
Nitto Denko Corp.	8,500	551,669
NOK Corp.(x)	4,700	102,963
Nomura Holdings, Inc.	193,000	863,732
Nomura Real Estate Holdings, Inc.	5,800	97,862
Nomura Real Estate Master Fund, Inc. (REIT)	189	315,765
Nomura Research Institute Ltd.	6,380	220,156
NSK Ltd.	19,200	197,030
NTT Data Corp.	5,900	294,885
NTT DoCoMo, Inc.	73,600	1,866,077
NTT Urban Development Corp.	6,700	64,679
Obayashi Corp.	35,100	347,921
Obic Co., Ltd.	3,800	202,165
Odakyu Electric Railway Co., Ltd.	15,000	333,718
Oji Holdings Corp.	45,000	178,062
Olympus Corp.	15,300	533,755
Omron Corp.	10,200	366,511
Ono Pharmaceutical Co., Ltd.	20,200	560,845
Oracle Corp. Japan	2,200	124,191
Oriental Land Co., Ltd.	11,600	705,719
Orix Corp.	66,600	982,712
Osaka Gas Co., Ltd.	88,000	369,090
Otsuka Corp.	3,100	147,142
Otsuka Holdings Co., Ltd.	19,700	898,582
Panasonic Corp.	110,700	1,107,637
Park24 Co., Ltd.	4,400	142,971
Pola Orbis Holdings, Inc.(x)	1,000	89,586
Rakuten, Inc.	167,400	2,177,558
Recruit Holdings Co., Ltd.	13,900	565,464
Resona Holdings, Inc.	114,805	482,815
Ricoh Co., Ltd.	36,800	332,565
Rinnai Corp.	1,800	167,175
Rohm Co., Ltd.	4,900	258,291
Ryohin Keikaku Co., Ltd.	1,200	241,733
Sankyo Co., Ltd.	2,700	92,186
Santen Pharmaceutical Co., Ltd.	19,100	281,671
SBI Holdings, Inc.	11,660	139,074
Secom Co., Ltd.	10,500	783,581
Sega Sammy Holdings, Inc.	9,700	138,140
Seibu Holdings, Inc.	8,300	136,939
Seiko Epson Corp.	14,000	269,841
Sekisui Chemical Co., Ltd.	19,200	275,954
Sekisui House Ltd.	32,100	546,437
Seven & i Holdings Co., Ltd.	38,500	1,819,503
Seven Bank Ltd.	32,000	102,431
Sharp Corp.*	77,000	103,338
Shikoku Electric Power Co., Inc.(x)	9,600	94,830
Shimadzu Corp.	14,000	213,001
Shimamura Co., Ltd.	1,200	145,507
Shimano, Inc.	3,800	563,309
Shimizu Corp.	31,000	276,597
Shin-Etsu Chemical Co., Ltd.	20,400	1,424,257
Shinsei Bank Ltd.	96,000	145,139
Shionogi & Co., Ltd.	15,500	792,269
Shiseido Co., Ltd.	20,100	531,540
Shizuoka Bank Ltd.	29,000	232,208
Showa Shell Sekiyu KK	9,500	88,152
SMC Corp.	3,000	865,411
SoftBank Group Corp.	49,200	3,187,268
Sohgo Security Services Co., Ltd.	3,700	198,716
Sompo Holdings, Inc.	18,881	558,688
Sony Corp.	65,800	2,149,971
Sony Financial Holdings, Inc.	10,100	139,063
Stanley Electric Co., Ltd.	7,700	207,113
Start Today Co., Ltd.	8,700	149,005
Sumitomo Chemical Co., Ltd.	77,000	342,387
Sumitomo Corp.(x)	58,500	653,232
Sumitomo Dainippon Pharma Co., Ltd.	8,400	162,394
Sumitomo Electric Industries Ltd.	39,200	554,389
Sumitomo Heavy Industries Ltd.	29,000	142,894
Sumitomo Metal Mining Co., Ltd.	26,000	359,448
Sumitomo Mitsui Financial Group, Inc.	133,563	4,501,466
Sumitomo Mitsui Trust Holdings, Inc.	17,302	561,502
Sumitomo Realty & Development Co., Ltd.	18,000	466,339
Sumitomo Rubber Industries Ltd.	9,100	137,621
Sundrug Co., Ltd.	1,700	142,138
Suntory Beverage & Food Ltd.	7,200	312,387
Suruga Bank Ltd.	9,400	225,411
Suzuken Co., Ltd.	4,510	148,852
Suzuki Motor Corp.	90,400	3,026,303
Sysmex Corp.	8,100	600,101
T&D Holdings, Inc.	30,100	339,363
Taiheiyo Cement Corp.	64,000	184,544
Taisei Corp.	50,000	374,324
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	204,889
Taiyo Nippon Sanso Corp.	7,100	74,025
Takashimaya Co., Ltd.	14,000	114,877
Takeda Pharmaceutical Co., Ltd.(x)	37,200	1,780,608
TDK Corp.	6,400	428,103
Teijin Ltd.	10,000	193,962
Terumo Corp.	17,500	670,844
THK Co., Ltd.	5,900	116,222
Tobu Railway Co., Ltd.	44,000	223,921
Toho Co., Ltd.	6,000	199,134
Toho Gas Co., Ltd.	15,000	140,411
Tohoku Electric Power Co., Inc.	24,600	320,826
Tokio Marine Holdings, Inc.	34,400	1,318,255
Tokyo Electric Power Co., Inc.*	77,600	335,611
Tokyo Electron Ltd.	8,300	732,442
Tokyo Gas Co., Ltd.	106,000	471,630
Tokyo Tatemono Co., Ltd.	11,900	142,938
Tokyu Corp.	58,000	442,149
Tokyu Fudosan Holdings Corp.	29,000	157,591
TonenGeneral Sekiyu KK	16,000	162,042
Toppan Printing Co., Ltd.	26,000	234,592
Toray Industries, Inc.	76,000	739,433
Toshiba Corp.*	209,000	698,309
Toto Ltd.(x)	7,600	286,416
Toyo Seikan Group Holdings Ltd.	8,000	140,949
Toyo Suisan Kaisha Ltd.	5,000	211,849
Toyoda Gosei Co., Ltd.	3,500	81,456
Toyota Industries Corp.	8,500	394,401
Toyota Motor Corp.	137,474	7,972,631
Toyota Tsusho Corp.	12,100	280,662
Trend Micro, Inc.	6,000	209,020
Tsuruha Holdings, Inc.	1,700	196,721
Unicharm Corp.	21,600	559,517
United Urban Investment Corp. (REIT)	139	253,136
USS Co., Ltd.	10,700	180,873
West Japan Railway Co.	8,600	532,378
Yahoo! Japan Corp.	73,000	290,655
Yakult Honsha Co., Ltd.	4,400	198,179
Yamada Denki Co., Ltd.	35,200	174,585
Yamaguchi Financial Group, Inc.	11,000	117,216
Yamaha Corp.	8,700	280,638
Yamaha Motor Co., Ltd.	13,400	271,247
Yamato Holdings Co., Ltd.	18,100	421,276
Yamazaki Baking Co., Ltd.	6,000	146,884

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Yaskawa Electric Corp.(x)	11,600	$173,344
Yokogawa Electric Corp.	10,800	143,712
Yokohama Rubber Co., Ltd.	5,000	79,928

		199,535,717

Jordan (0.0%)
Hikma Pharmaceuticals plc	6,912	180,904

Luxembourg (0.1%)
ArcelorMittal S.A.*	98,990	604,508
Millicom International Cellular S.A. (SDR)	3,523	182,633
RTL Group S.A.	2,084	172,944
SES S.A. (FDR)	16,680	409,133
Tenaris S.A.	24,559	348,937

		1,718,155

Macau (0.0%)
MGM China Holdings Ltd.	54,800	96,148
Sands China Ltd.(x)	125,987	551,876
Wynn Macau Ltd.(x)	87,600	146,368

		794,392

Mexico (0.9%)
Alfa S.A.B. de C.V., Class A	961,068	1,499,860
Alsea S.A.B. de C.V.	416,909	1,414,370
Cemex S.A.B. de C.V. (ADR)*	510,292	4,051,719
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	61,603	5,669,940
Fresnillo plc	10,590	249,175
Grupo Financiero Banorte S.A.B. de C.V., Class O	843,768	4,424,726
Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR), Class B	173,813	1,529,554
Mexichem S.A.B. de C.V.	731,533	1,637,387

		20,476,731

Netherlands (1.4%)
ABN AMRO Group N.V. (CVA)§	10,901	225,565
Aegon N.V.	97,766	374,615
Akzo Nobel N.V.	13,019	881,015
Altice N.V., Class A*	18,768	336,696
Altice N.V., Class B*	6,611	119,046
ASML Holding N.V.	18,648	2,044,924
Boskalis Westminster	4,476	159,293
Gemalto N.V.	4,154	266,358
Heineken Holding N.V.	5,560	445,743
Heineken N.V.	11,546	1,015,506
ING Groep N.V.	199,211	2,455,689
Koninklijke Ahold Delhaize N.V.*	65,325	1,488,056
Koninklijke DSM N.V.	8,997	607,648
Koninklijke KPN N.V.	177,848	590,366
Koninklijke Philips N.V.	48,714	1,442,247
Koninklijke Vopak N.V.	3,948	207,223
NN Group N.V.	16,195	497,068
NXP Semiconductors N.V.*	15,427	1,573,708
OCI N.V.*	3,973	58,575
QIAGEN N.V.*	11,464	315,623
Randstad Holding N.V.	6,031	274,723
Royal Dutch Shell plc, Class A	220,763	5,478,898
Royal Dutch Shell plc, Class B	192,812	5,002,721
Steinhoff International Holdings N.V.	649,502	3,727,961
Wolters Kluwer N.V.	15,098	646,104

		30,235,371

New Zealand (0.1%)
Auckland International Airport Ltd.	51,599	276,236
Contact Energy Ltd.	38,090	140,032
Fletcher Building Ltd.	32,637	255,396
Mercury NZ Ltd.	45,043	99,736
Meridian Energy Ltd.	58,280	110,248
Ryman Healthcare Ltd.	19,673	138,027
Spark New Zealand Ltd.	101,084	265,811

		1,285,486

Norway (0.2%)
DNB ASA	50,825	667,728
Gjensidige Forsikring ASA	8,808	164,604
Marine Harvest ASA*	18,997	340,027
Norsk Hydro ASA	72,701	313,644
Orkla ASA	42,931	443,542
Schibsted ASA, Class A	3,863	113,668
Schibsted ASA, Class B	4,869	130,657
Statoil ASA	56,428	946,657
Telenor ASA	40,459	695,701
Yara International ASA	9,338	310,921

		4,127,149

Pakistan (0.2%)
Lucky Cement Ltd. (GDR)†	81,268	2,112,015
United Bank Ltd./Pakistan (GDR)†	310,316	2,369,792

		4,481,807

Panama (0.1%)
Copa Holdings S.A., Class A	22,066	1,940,263

Peru (0.3%)
Cia de Minas Buenaventura SAA (ADR)*	154,288	2,135,346
Credicorp Ltd.	34,256	5,214,448

		7,349,794

Philippines (0.6%)
Ayala Corp.	80,580	1,425,312
BDO Unibank, Inc.	566,850	1,286,390
DMCI Holdings, Inc.	5,304,350	1,322,217
International Container Terminal Services, Inc.	846,770	1,352,347
LT Group, Inc.	1,091,000	345,078
Metro Pacific Investments Corp.	12,704,200	1,861,470
Metropolitan Bank & Trust Co.	1,525,517	2,685,924
SM Investments Corp.	188,472	2,627,917

		12,906,655

Poland (0.4%)
Bank Pekao S.A.	48,353	1,570,959
Bank Zachodni WBK S.A.	19,204	1,567,041
CCC S.A.	46,835	2,173,798
Eurocash S.A.	125,001	1,392,917
LPP S.A.	974	1,003,469
mBank S.A.*	1,172	105,183
Powszechna Kasa Oszczednosci Bank Polski S.A.	136,419	935,439

		8,748,806

Portugal (0.2%)
EDP - Energias de Portugal S.A.	118,211	396,916
Galp Energia SGPS S.A.	21,329	291,596
Jeronimo Martins SGPS S.A.	187,069	3,243,572

		3,932,084

Russia (0.3%)
Mail.Ru Group Ltd. (GDR)*	103,392	1,811,664
MMC Norilsk Nickel PJSC (ADR)	112,549	1,806,411
X5 Retail Group N.V. (GDR)*	51,475	1,491,164
Yandex N.V., Class A*	98,562	2,074,730

		7,183,969

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	110,286	204,597
Broadcom Ltd.	14,505	2,502,403
CapitaLand Commercial Trust (REIT)	104,300	122,143
CapitaLand Ltd.	130,900	309,196
CapitaLand Mall Trust (REIT)	127,000	202,816
City Developments Ltd.	20,600	137,888
ComfortDelGro Corp., Ltd.	110,000	227,850
DBS Group Holdings Ltd.	92,800	1,053,475
Genting Singapore plc	342,457	190,076
Global Logistic Properties Ltd.	130,100	179,314

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Golden Agri-Resources Ltd.	370,225	$96,984
Hutchison Port Holdings Trust(x)	293,000	131,433
Jardine Cycle & Carriage Ltd.	4,533	143,343
Keppel Corp., Ltd.	75,200	300,882
Oversea-Chinese Banking Corp., Ltd.	159,778	1,020,055
Sembcorp Industries Ltd.	55,000	105,336
Sembcorp Marine Ltd.(x)	46,000	44,476
Singapore Airlines Ltd.(x)	30,000	232,041
Singapore Exchange Ltd.	42,700	233,057
Singapore Press Holdings Ltd.	78,600	220,707
Singapore Technologies Engineering Ltd.	86,000	204,834
Singapore Telecommunications Ltd.	423,700	1,242,391
StarHub Ltd.	31,288	79,134
Suntec Real Estate Investment Trust (REIT)	144,900	183,215
United Overseas Bank Ltd.(x)	70,157	974,496
UOL Group Ltd.(x)	24,770	102,374
Wilmar International Ltd.	107,900	255,519

		10,700,035

South Africa (0.9%)
AVI Ltd.	138,122	946,249
Clicks Group Ltd.	168,846	1,565,549
Investec plc	31,322	191,529
Mediclinic International plc	20,727	249,202
Mondi plc (Johannesburg Stock Exchange)	137,582	2,897,958
Mondi plc (London Stock Exchange)	19,099	401,517
Naspers Ltd., Class N	40,554	7,028,307
Sasol Ltd.	91,254	2,496,975
Vodacom Group Ltd.	244,401	2,747,607

		18,524,893

South Korea (1.9%)
Amorepacific Corp.	7,923	2,802,201
CJ CheilJedang Corp.	3,388	1,118,636
CJ Corp.	6,718	1,138,671
Cosmax, Inc.	7,400	1,019,849
Coway Co., Ltd.	23,390	2,023,753
Hanwha Techwin Co., Ltd.	28,536	1,650,283
Hugel, Inc.*	4,846	1,876,412
Hyundai Development Co-Engineering & Construction	60,481	2,825,464
Hyundai Wia Corp.	11,013	869,818
Innocean Worldwide, Inc.	16,973	1,130,120
Korea Aerospace Industries Ltd.	31,713	2,200,926
Korea Electric Power Corp.	40,453	1,981,064
Mando Corp.	6,084	1,371,000
Naver Corp.	4,693	3,767,311
Samsung Electronics Co., Ltd.	6,012	8,762,170
Samsung Electronics Co., Ltd. (Preference)(q)	3,077	3,632,477
Samsung Fire & Marine Insurance Co., Ltd.	347	88,166
SK Holdings Co., Ltd.	12,209	2,353,820

		40,612,141

Spain (1.4%)
Abertis Infraestructuras S.A.	29,127	453,497
ACS Actividades de Construccion y Servicios S.A.	11,212	338,856
Aena S.A.§	3,625	534,672
Amadeus IT Group S.A., Class A	23,324	1,165,266
Banco Bilbao Vizcaya Argentaria S.A.	723,089	4,371,702
Banco de Sabadell S.A.(x)	287,502	368,181
Banco Popular Espanol S.A.	173,782	214,589
Banco Santander S.A.	740,757	3,275,619
Bankia S.A.	260,759	213,834
Bankinter S.A.	34,807	247,584
CaixaBank S.A.	141,141	356,581
Cemex Latam Holdings S.A.*	210,552	800,336
Distribuidora Internacional de Alimentacion S.A.(x)	35,111	217,365
Enagas S.A.	10,312	309,889
Endesa S.A.	16,519	354,060
Ferrovial S.A.	24,196	514,738
Gas Natural SDG S.A.	18,038	370,711
Grifols S.A.	16,040	345,595
Iberdrola S.A.	281,682	1,913,570
Industria de Diseno Textil S.A.	246,526	9,138,854
Mapfre S.A.	59,016	165,076
Red Electrica Corp. S.A.	21,700	467,761
Repsol S.A.	203,192	2,757,618
Telefonica S.A.	228,864	2,315,935
Zardoya Otis S.A.	10,654	102,448

		31,314,337

Sweden (1.0%)
Alfa Laval AB	15,271	239,223
Assa Abloy AB, Class B	286,243	5,812,086
Atlas Copco AB, Class A	33,832	1,017,914
Atlas Copco AB, Class B	21,057	574,930
Boliden AB	13,686	321,378
Electrolux AB	12,366	309,882
Getinge AB, Class B	11,145	215,938
Hennes & Mauritz AB, Class B	48,370	1,363,630
Hexagon AB, Class B	13,329	581,629
Husqvarna AB, Class B	24,517	213,770
ICA Gruppen AB	3,901	128,761
Industrivarden AB, Class C	8,530	157,699
Investor AB, Class B	22,766	831,915
Kinnevik AB, Class B	12,243	312,043
Lundin Petroleum AB*	9,602	175,498
Nordea Bank AB	154,432	1,531,774
Sandvik AB(x)	56,385	619,668
Securitas AB, Class B	15,680	262,677
Skandinaviska Enskilda Banken AB, Class A	80,736	810,661
Skanska AB, Class B	17,472	407,669
SKF AB, Class B	20,545	354,424
Svenska Cellulosa AB S.C.A., Class B	31,634	939,081
Svenska Handelsbanken AB, Class A	74,478	1,022,795
Swedbank AB, Class A	45,196	1,061,356
Swedish Match AB	10,161	372,692
Tele2 AB, Class B	17,843	153,907
Telefonaktiebolaget LM Ericsson, Class B	193,679	1,397,784
Telia Co. AB	131,306	587,751
Volvo AB, Class B	79,806	910,159

		22,688,694

Switzerland (3.6%)
ABB Ltd. (Registered)*	100,773	2,262,707
Actelion Ltd. (Registered)*	5,189	898,357
Adecco Group AG (Registered)	8,848	498,265
Aryzta AG*	4,154	184,332
Baloise Holding AG (Registered)	2,580	312,043
Barry Callebaut AG (Registered)*	107	142,172
Chocoladefabriken Lindt & Spruengli AG	50	288,986
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	341,251
Chubb Ltd.	17,012	2,137,558
Cie Financiere Richemont S.A. (Registered)(x)	26,690	1,625,093
Coca-Cola HBC AG*	7,916	183,709
Credit Suisse Group AG (Registered)*	181,861	2,379,262

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
DKSH Holding AG	32,134	$2,361,675
Dufry AG (Registered)*	2,500	312,696
EMS-Chemie Holding AG (Registered)	426	228,593
Galenica AG (Registered)	199	211,006
Garmin Ltd.(x)	4,233	203,650
Geberit AG (Registered)	1,964	859,545
Givaudan S.A. (Registered)	464	943,667
Glencore plc*	636,667	1,745,419
Julius Baer Group Ltd.*	10,876	441,425
Kuehne + Nagel International AG (Registered)	2,780	403,056
LafargeHolcim Ltd. (Registered)*	22,918	1,237,102
Lonza Group AG (Registered)*	2,834	540,786
Nestle S.A. (Registered)	200,704	15,814,196
Novartis AG (Registered)	115,001	9,043,825
Pargesa Holding S.A.	1,598	109,379
Partners Group Holding AG	940	473,522
Roche Holding AG	47,875	11,860,365
Schindler Holding AG	2,126	398,294
Schindler Holding AG (Registered)	1,052	199,110
SGS S.A. (Registered)	285	638,037
Sika AG	114	554,064
Sonova Holding AG (Registered)	2,795	395,587
STMicroelectronics N.V.(x)	36,174	295,262
Swatch Group AG(x)	1,671	472,176
Swatch Group AG (Registered)	2,842	157,843
Swiss Life Holding AG (Registered)*	1,669	431,321
Swiss Prime Site AG (Registered)*	3,333	292,302
Swiss Reinsurance AG	17,206	1,552,348
Swisscom AG (Registered)	1,383	656,563
Syngenta AG (Registered)	4,782	2,091,024
TE Connectivity Ltd.	12,952	833,850
Transocean Ltd.(x)*	12,976	138,324
UBS Group AG (Registered)	603,548	8,195,376
Wolseley plc	13,355	752,787
Zurich Insurance Group AG*	7,733	1,989,964

		78,087,874

Taiwan (1.5%)
Advanced Semiconductor Engineering, Inc.	1,955,000	2,346,867
Catcher Technology Co., Ltd.	276,000	2,254,171
Delta Electronics, Inc.	353,536	1,894,467
E.Sun Financial Holding Co., Ltd.	1,969,000	1,121,788
Eclat Textile Co., Ltd.	117,613	1,409,744
Hon Hai Precision Industry Co., Ltd.	996,600	2,523,177
Largan Precision Co., Ltd.	13,000	1,579,517
Nien Made Enterprise Co., Ltd.	144,000	1,865,762
PChome Online, Inc.	98,371	1,162,433
Pegatron Corp.	756,000	1,958,057
President Chain Store Corp.	103,000	821,828
Taiwan Mobile Co., Ltd.	366,000	1,318,797
Taiwan Semiconductor Manufacturing Co., Ltd.	1,667,133	9,777,328
Uni-President Enterprises Corp.	1,382,830	2,604,911
Yeong Guan Energy Technology Group Co., Ltd.	137,000	752,514

		33,391,361

Thailand (0.3%)
Central Pattana PCL	1,077,500	1,795,833
Kasikornbank PCL (NVDR)	358,200	1,948,980
Minor International PCL	1,581,430	1,787,978
Minor International PCL (NVDR)	66,800	75,525
Sino-Thai Engineering & Construction PCL	2,205,800	1,489,631

		7,097,947

Turkey (0.2%)
Arcelik A/S	310,213	2,187,621
Ulker Biskuvi Sanayi A/S	231,294	1,651,682

		3,839,303

United Kingdom (5.5%)
3i Group plc	52,364	440,764
Aberdeen Asset Management plc	48,477	204,621
Admiral Group plc	11,566	307,171
Aggreko plc	14,703	181,731
Anglo American plc*	72,637	911,786
Aon plc	9,741	1,095,765
Ashtead Group plc	26,178	431,258
Associated British Foods plc	17,542	591,164
AstraZeneca plc	65,081	4,215,957
Auto Trader Group plc§	49,418	259,735
Aviva plc	205,711	1,177,118
Babcock International Group plc	13,036	174,896
BAE Systems plc	161,015	1,092,424
Barclays plc	860,363	1,875,927
Barratt Developments plc	51,590	331,255
Berkeley Group Holdings plc	6,879	230,400
BP plc	951,628	5,542,422
British American Tobacco plc	95,968	6,137,384
British Land Co. plc (REIT)	50,387	413,960
BT Group plc	433,142	2,183,937
Bunzl plc	17,349	513,335
Burberry Group plc	23,128	413,906
Capita plc	34,427	299,029
Centrica plc	270,194	799,184
Circassia Pharmaceuticals plc*	561,191	687,381
CNH Industrial N.V.	51,921	371,646
Cobham plc	90,864	197,709
Coca-Cola European Partners plc	11,393	453,134
Compass Group plc	84,324	1,635,251
Croda International plc	5,901	266,740
Delphi Automotive plc	10,097	720,118
Diageo plc	129,130	3,702,555
Direct Line Insurance Group plc	63,351	299,546
Dixons Carphone plc	50,901	243,464
Earthport plc*	1,461,641	274,976
easyJet plc	9,383	122,651
Fiat Chrysler Automobiles N.V.	50,600	321,261
G4S plc	79,705	235,339
GKN plc	93,121	387,038
GlaxoSmithKline plc	250,706	5,342,655
Hammerson plc (REIT)	40,789	310,958
Hargreaves Lansdown plc	14,368	237,072
HSBC Holdings plc	1,013,426	7,608,854
ICAP plc	27,708	167,394
IMI plc	14,609	203,103
Imperial Brands plc	49,353	2,543,931
Inmarsat plc	24,437	223,611
InterContinental Hotels Group plc	9,708	400,403
International Consolidated Airlines Group S.A.	38,687	200,657
Intertek Group plc	8,846	400,504
Intu Properties plc (REIT)	50,203	192,869
ITV plc	184,967	449,527
J Sainsbury plc	71,564	227,857
Johnson Matthey plc	10,065	430,219
Kingfisher plc	121,992	595,592
Land Securities Group plc (REIT)	41,113	565,014
Legal & General Group plc	316,033	897,644
Lloyds Banking Group plc	3,320,825	2,351,841
London Stock Exchange Group plc	16,213	588,405
Marks & Spencer Group plc	85,656	368,374
Meggitt plc	40,518	236,885
Merlin Entertainments plc§	35,451	202,252
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	5,190	242,840

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Michael Kors Holdings Ltd. (New York Stock Exchange)*	912	$42,672
National Grid plc	192,825	2,725,219
Next plc	6,935	430,004
Old Mutual plc	246,477	647,766
Pearson plc	42,660	416,715
Pentair plc	6,108	392,378
Persimmon plc	15,941	375,726
Petrofac Ltd.	14,557	168,209
Provident Financial plc	7,600	298,054
Prudential plc	426,094	7,562,522
Randgold Resources Ltd.	4,890	491,675
Reckitt Benckiser Group plc	32,536	3,066,118
RELX N.V.	52,461	942,048
RELX plc	56,013	1,062,936
Rio Tinto Ltd.	21,427	849,894
Rio Tinto plc	63,155	2,101,483
Rolls-Royce Holdings plc*	91,435	853,404
Royal Bank of Scotland Group plc*	187,799	436,105
Royal Mail plc	46,538	294,808
RSA Insurance Group plc	54,512	385,780
SABMiller plc	50,065	2,917,430
Sage Group plc	51,909	497,179
Schroders plc	6,225	217,528
Segro plc (REIT)	41,688	245,596
Severn Trent plc	12,263	398,162
Sky plc	55,742	645,915
Smith & Nephew plc	44,667	720,563
Smiths Group plc	20,121	381,809
SSE plc	52,737	1,070,530
St. James’s Place plc	27,564	339,390
Standard Chartered plc*	166,820	1,358,534
Standard Life plc	101,916	454,286
Tate & Lyle plc	25,553	248,289
Taylor Wimpey plc	169,913	340,126
Tesco plc*	432,478	1,024,847
Travis Perkins plc	12,940	258,595
Unilever N.V. (CVA)	83,579	3,855,532
Unilever plc	191,443	9,075,742
United Utilities Group plc	35,463	461,476
Vodafone Group plc	1,367,073	3,919,915
Weir Group plc	10,724	235,765
Whitbread plc	9,450	479,531
William Hill plc	45,608	179,827
Willis Towers Watson plc	4,757	631,587
Wm Morrison Supermarkets plc(x)	119,363	336,923
Worldpay Group plc§	69,730	267,707
WPP plc	66,110	1,556,013

		120,394,712

United States (38.2%)
3M Co.	51,233	9,028,792
Abbott Laboratories	54,095	2,287,678
AbbVie, Inc.	59,726	3,766,919
ACADIA Pharmaceuticals, Inc.(x)*	78,830	2,507,582
Activision Blizzard, Inc.	25,003	1,107,633
Acuity Brands, Inc.	1,592	421,243
Adobe Systems, Inc.*	68,045	7,385,604
Advance Auto Parts, Inc.	2,668	397,852
AES Corp.	24,001	308,413
Aetna, Inc.	90,487	10,446,724
Affiliated Managers Group, Inc.*	1,965	284,335
Aflac, Inc.	14,998	1,077,906
Agilent Technologies, Inc.	11,925	561,548
Air Products & Chemicals, Inc.	7,941	1,193,850
Akamai Technologies, Inc.*	6,431	340,779
Alaska Air Group, Inc.	4,539	298,939
Albemarle Corp.	4,101	350,594
Alcoa, Inc.	47,834	485,037
Alexion Pharmaceuticals, Inc.*	8,197	1,004,460
Allergan plc*	14,567	3,354,926
Alliance Data Systems Corp.*	2,156	462,527
Alliant Energy Corp.	8,299	317,935
Allstate Corp.	13,465	931,509
Alphabet, Inc., Class A*	20,794	16,719,624
Alphabet, Inc., Class C*	21,194	16,473,884
Altria Group, Inc.	71,690	4,532,959
Amazon.com, Inc.*	14,422	12,075,685
Ameren Corp.	8,828	434,161
American Airlines Group, Inc.	19,421	711,003
American Electric Power Co., Inc.	18,182	1,167,466
American Express Co.	28,453	1,822,130
American International Group, Inc.	37,301	2,213,441
American Tower Corp. (REIT)	15,609	1,768,968
American Water Works Co., Inc.	6,476	484,664
Ameriprise Financial, Inc.	5,917	590,339
AmerisourceBergen Corp.	6,703	541,468
AMETEK, Inc.	8,569	409,427
Amgen, Inc.	27,481	4,584,106
Amphenol Corp., Class A	11,536	748,917
Anadarko Petroleum Corp.	20,001	1,267,263
Analog Devices, Inc.	11,279	726,932
Anthem, Inc.	51,383	6,438,804
Apache Corp.	14,115	901,525
Apartment Investment & Management Co. (REIT), Class A	5,935	272,476
Apple, Inc.	197,641	22,343,315
Applied Materials, Inc.	39,870	1,202,080
Archer-Daniels-Midland Co.	21,176	892,992
Arthur J. Gallagher & Co.	6,438	327,501
Assurant, Inc.	2,076	191,511
AT&T, Inc.	225,540	9,159,179
Autodesk, Inc.*	7,160	517,883
Automatic Data Processing, Inc.	16,877	1,488,551
AutoNation, Inc.*	2,567	125,039
AutoZone, Inc.*	1,071	822,892
AvalonBay Communities, Inc. (REIT)	5,105	907,873
Avery Dennison Corp.	3,196	248,617
Baker Hughes, Inc.	15,511	782,840
Ball Corp.	6,355	520,792
Bank of America Corp.	374,290	5,857,639
Bank of New York Mellon Corp.	39,138	1,560,823
Baxter International, Inc.	17,947	854,277
BB&T Corp.	30,014	1,132,128
Becton Dickinson and Co.	7,825	1,406,387
Bed Bath & Beyond, Inc.	5,483	236,372
Berkshire Hathaway, Inc., Class B*	69,612	10,056,846
Best Buy Co., Inc.	10,250	391,345
Biogen, Inc.*	20,054	6,277,504
BioMarin Pharmaceutical, Inc.*	26,750	2,474,910
BlackRock, Inc.‡	4,475	1,622,008
Bluebird Bio, Inc.(x)*	14,060	952,987
Boeing Co.	21,280	2,803,427
BorgWarner, Inc.	7,374	259,417
Boston Properties, Inc. (REIT)	5,588	761,589
Boston Scientific Corp.*	49,923	1,188,167
Bristol-Myers Squibb Co.	61,510	3,316,619
Brown-Forman Corp., Class B	6,688	317,279
C.H. Robinson Worldwide, Inc.	5,212	367,238
C.R. Bard, Inc.	2,683	601,743
CA, Inc.	11,527	381,313
Cabot Oil & Gas Corp.	17,467	450,649
Campbell Soup Co.	7,127	389,847
Capital One Financial Corp.	18,436	1,324,258
Cardinal Health, Inc.	11,688	908,158
CarMax, Inc.(x)*	7,121	379,905
Carnival Corp.	15,877	775,115

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Carnival plc	10,096	$492,803
Caterpillar, Inc.	21,437	1,902,962
CBRE Group, Inc., Class A*	11,301	316,202
CBS Corp. (Non-Voting), Class B	14,919	816,666
Celgene Corp.*	28,437	2,972,520
Centene Corp.*	6,209	415,755
CenterPoint Energy, Inc.	15,654	363,642
CenturyLink, Inc.	19,786	542,730
Cerner Corp.*	11,010	679,867
CF Industries Holdings, Inc.	8,480	206,488
Charles Schwab Corp.	44,382	1,401,140
Charter Communications, Inc., Class A*	7,977	2,153,551
Chesapeake Energy Corp.*	23,930	150,041
Chevron Corp.	69,289	7,131,224
Chipotle Mexican Grill, Inc.(x)*	1,045	442,558
Church & Dwight Co., Inc.	9,440	452,365
Cigna Corp.	9,464	1,233,348
Cimarex Energy Co.	3,450	463,577
Cincinnati Financial Corp.	5,649	426,048
Cintas Corp.	3,167	356,604
Cisco Systems, Inc.	184,770	5,860,904
Citigroup, Inc.	260,197	12,289,104
Citizens Financial Group, Inc.	19,202	474,481
Citrix Systems, Inc.*	5,845	498,111
Clorox Co.	4,710	589,598
CME Group, Inc./Illinois	12,500	1,306,500
CMS Energy Corp.	10,084	423,629
Coach, Inc.	10,103	369,366
Coca-Cola Co.	142,445	6,028,272
Cognizant Technology Solutions Corp., Class A*	22,160	1,057,254
Colgate-Palmolive Co.	142,677	10,578,073
Comcast Corp., Class A	88,064	5,842,166
Comerica, Inc.	6,248	295,655
ConAgra Foods, Inc.	15,284	720,029
Concho Resources, Inc.*	5,213	716,006
ConocoPhillips	45,466	1,976,407
Consolidated Edison, Inc.	11,167	840,875
Constellation Brands, Inc., Class A	6,525	1,086,347
Cooper Cos., Inc.	1,786	320,158
Corning, Inc.	38,018	899,126
Costco Wholesale Corp.	16,135	2,460,749
Crown Castle International Corp. (REIT)	12,375	1,165,849
CSRA, Inc.	5,247	141,144
CSX Corp.	34,332	1,047,126
Cummins, Inc.	5,690	729,174
CVS Health Corp.	39,092	3,478,797
D.R. Horton, Inc.	12,647	381,939
Danaher Corp.	22,283	1,746,764
Darden Restaurants, Inc.	4,626	283,666
DaVita, Inc.*	6,029	398,336
Deere & Co.	10,606	905,222
Delta Air Lines, Inc.	27,452	1,080,511
Dentsply Sirona, Inc.	8,411	499,866
Devon Energy Corp.	19,114	843,119
Digital Realty Trust, Inc. (REIT)	5,338	518,427
Discover Financial Services	14,720	832,416
Discovery Communications, Inc., Class A(x)*	5,653	152,179
Discovery Communications, Inc., Class C*	7,807	205,402
Dollar General Corp.	9,505	665,255
Dollar Tree, Inc.*	8,795	694,189
Dominion Resources, Inc.	22,911	1,701,600
Dover Corp.	5,640	415,330
Dow Chemical Co.	41,221	2,136,484
Dr. Pepper Snapple Group, Inc.	6,816	622,369
DTE Energy Co.	6,530	611,665
Duke Energy Corp.	25,301	2,025,092
Dun & Bradstreet Corp.	1,378	188,262
E*TRADE Financial Corp.*	10,212	297,373
E.I. du Pont de Nemours & Co.	32,057	2,146,857
Eastman Chemical Co.	5,378	363,983
Eaton Corp. plc	16,695	1,097,028
eBay, Inc.*	104,306	3,431,667
Ecolab, Inc.	9,520	1,158,774
Edison International	11,853	856,379
Edwards Lifesciences Corp.*	7,808	941,332
Electronic Arts, Inc.*	11,003	939,656
Eli Lilly & Co.	35,669	2,862,794
Emerson Electric Co.	72,034	3,926,573
Entergy Corp.	6,494	498,285
EOG Resources, Inc.	20,229	1,956,347
EQT Corp.	6,283	456,271
Equifax, Inc.	4,473	601,976
Equinix, Inc. (REIT)	2,607	939,172
Equity Residential (REIT)	13,284	854,560
Essex Property Trust, Inc. (REIT)	2,380	530,026
Estee Lauder Cos., Inc., Class A	8,074	715,033
Eversource Energy	11,540	625,237
Exelon Corp.	34,079	1,134,490
Expedia, Inc.	4,493	524,423
Expeditors International of Washington, Inc.	6,625	341,320
Express Scripts Holding Co.*	23,302	1,643,490
Extra Space Storage, Inc. (REIT)	4,550	361,316
Exxon Mobil Corp.	152,113	13,276,423
F5 Networks, Inc.*	2,328	290,162
Facebook, Inc., Class A*	142,697	18,303,744
Fastenal Co.	10,497	438,565
Federal Realty Investment Trust (REIT)	2,666	410,377
FedEx Corp.	8,957	1,564,609
Fidelity National Information Services, Inc.	12,013	925,361
Fifth Third Bancorp	27,494	562,527
First Solar, Inc.(x)*	2,777	109,664
FirstEnergy Corp.	15,413	509,862
Fiserv, Inc.*	8,111	806,801
FLIR Systems, Inc.	4,625	145,318
Flowserve Corp.	4,639	223,785
Fluor Corp.	5,054	259,371
FMC Corp.	4,634	224,008
FMC Technologies, Inc.*	8,706	258,307
FNF Group	75,812	2,798,221
Foot Locker, Inc.	4,992	338,058
Ford Motor Co.	143,466	1,731,635
Fortive Corp.	11,278	574,050
Fortune Brands Home & Security, Inc.	5,602	325,476
Franklin Resources, Inc.	12,881	458,177
Freeport-McMoRan, Inc.	43,551	472,964
Frontier Communications Corp.(x)	44,306	184,313
Gap, Inc.(x)	8,233	183,102
General Dynamics Corp.	10,506	1,630,111
General Electric Co.	328,759	9,737,842
General Growth Properties, Inc. (REIT)	21,187	584,761
General Mills, Inc.	21,895	1,398,653
General Motors Co.	52,107	1,655,439
Genuine Parts Co.	5,440	546,448
Gilead Sciences, Inc.	92,022	7,280,781
Global Payments, Inc.	5,603	430,086
Goldman Sachs Group, Inc.	38,953	6,281,950

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Goodyear Tire & Rubber Co.	9,612	$310,468
H&R Block, Inc.	7,670	177,560
Halliburton Co.	31,719	1,423,549
Hanesbrands, Inc.	13,470	340,117
Harley-Davidson, Inc.	6,300	331,317
Harman International Industries, Inc.	2,449	206,818
Harris Corp.	4,535	415,451
Hartford Financial Services Group, Inc.	13,949	597,296
Hasbro, Inc.	4,087	324,222
HCA Holdings, Inc.*	10,825	818,695
HCP, Inc. (REIT)	17,484	663,518
Helmerich & Payne, Inc.(x)	3,930	264,489
Henry Schein, Inc.*	2,982	486,006
Hershey Co.	5,218	498,841
Hess Corp.	10,058	539,310
Hewlett Packard Enterprise Co.	60,807	1,383,359
Hologic, Inc.*	10,174	395,056
Home Depot, Inc.	45,297	5,828,818
Honeywell International, Inc.	27,910	3,254,027
Hormel Foods Corp.	9,832	372,928
Host Hotels & Resorts, Inc. (REIT)	27,368	426,120
HP, Inc.	62,816	975,532
Humana, Inc.	5,511	974,841
Huntington Bancshares, Inc./Ohio	39,633	390,781
Illinois Tool Works, Inc.	11,710	1,403,326
Illumina, Inc.*	5,348	971,518
Ingersoll-Rand plc	9,662	656,436
Intel Corp.	173,405	6,546,039
Intercontinental Exchange, Inc.	4,398	1,184,645
International Business Machines Corp.	31,895	5,066,521
International Flavors & Fragrances, Inc.	2,906	415,471
International Game Technology plc (Italian Stock Exchange)	6,970	169,929
International Game Technology plc (New York Stock Exchange)	96,702	2,357,595
International Paper Co.	14,958	717,685
Interpublic Group of Cos., Inc.	14,630	326,980
Intuit, Inc.	74,781	8,226,658
Intuitive Surgical, Inc.*	1,407	1,019,836
Invesco Ltd.	15,150	473,741
Ionis Pharmaceuticals, Inc.(x)*	39,130	1,433,723
Iron Mountain, Inc. (REIT)	9,332	350,230
J.B. Hunt Transport Services, Inc.	3,242	263,056
J.M. Smucker Co.	4,206	570,081
Jacobs Engineering Group, Inc.*	4,700	243,084
Johnson & Johnson	100,214	11,838,280
Johnson Controls International plc	34,460	1,603,424
JPMorgan Chase & Co.	132,443	8,819,379
Juniper Networks, Inc.	14,038	337,754
Kansas City Southern	3,948	368,427
Kellogg Co.	9,175	710,787
KeyCorp	39,550	481,324
Kimberly-Clark Corp.	13,296	1,677,157
Kimco Realty Corp. (REIT)	15,757	456,165
Kinder Morgan, Inc.	70,403	1,628,421
KLA-Tencor Corp.	5,664	394,837
Kohl’s Corp.	6,433	281,444
Kraft Heinz Co.	21,862	1,956,868
Kroger Co.	34,622	1,027,581
L Brands, Inc.	8,805	623,130
L-3 Communications Holdings, Inc.	2,832	426,867
Laboratory Corp. of America Holdings*	3,700	508,676
Lam Research Corp.	6,002	568,449
Legg Mason, Inc.	3,041	101,813
Leggett & Platt, Inc.	4,804	218,966
Lennar Corp., Class A	7,006	296,634
Leucadia National Corp.	11,594	220,750
Level 3 Communications, Inc.*	10,934	507,119
Lincoln National Corp.	8,336	391,625
Linear Technology Corp.	8,708	516,297
LKQ Corp.*	11,135	394,847
Lockheed Martin Corp.	9,262	2,220,287
Loews Corp.	10,234	421,129
Lowe’s Cos., Inc.	32,060	2,315,053
LyondellBasell Industries N.V., Class A	12,579	1,014,622
M&T Bank Corp.	5,788	671,987
Macerich Co. (REIT)	4,357	352,351
MacroGenics, Inc.*	53,800	1,609,158
Macy’s, Inc.	11,289	418,257
Mallinckrodt plc*	3,800	265,164
Marathon Oil Corp.	30,692	485,241
Marathon Petroleum Corp.	19,254	781,520
Marriott International, Inc., Class A	11,533	776,517
Marsh & McLennan Cos., Inc.	18,963	1,275,262
Martin Marietta Materials, Inc.	2,341	419,297
Masco Corp.	12,149	416,832
MasterCard, Inc.	35,178	3,580,065
Mattel, Inc.	12,370	374,564
Maxim Integrated Products, Inc.	167,701	6,696,301
McCormick & Co., Inc. (Non-Voting)	4,198	419,464
McDonald’s Corp.	31,292	3,609,845
McKesson Corp.	8,275	1,379,856
Mead Johnson Nutrition Co.	6,784	536,004
Merck & Co., Inc.	101,386	6,327,500
MetLife, Inc.	40,357	1,793,062
Mettler-Toledo International, Inc.*	977	410,174
Microchip Technology, Inc.	7,779	483,387
Micron Technology, Inc.*	37,743	671,071
Microsoft Corp.	285,860	16,465,536
Mohawk Industries, Inc.*	2,314	463,587
Molson Coors Brewing Co., Class B	6,688	734,342
Mondelez International, Inc., Class A	57,042	2,504,144
Monsanto Co.	16,021	1,637,346
Monster Beverage Corp.*	4,958	727,884
Moody’s Corp.	6,169	667,979
Morgan Stanley	53,995	1,731,080
Mosaic Co.	12,825	313,699
Motorola Solutions, Inc.	6,113	466,300
Murphy Oil Corp.	5,464	166,106
Mylan N.V.*	16,866	642,932
Nasdaq, Inc.	4,174	281,912
National Oilwell Varco, Inc.	13,672	502,309
Navient Corp.	11,007	159,271
NetApp, Inc.	9,935	355,872
Netflix, Inc.*	15,785	1,555,612
Newell Brands, Inc.	17,681	931,081
Newfield Exploration Co.*	7,209	313,303
Newmont Mining Corp.	19,770	776,763
News Corp., Class A	13,049	182,425
News Corp., Class B	3,985	56,667
NextEra Energy, Inc.	17,126	2,094,852
Nielsen Holdings plc	12,318	659,875
NIKE, Inc., Class B	49,442	2,603,121
NiSource, Inc.	11,633	280,472
Noble Energy, Inc.	15,602	557,615
Nordstrom, Inc.(x)	4,257	220,853
Norfolk Southern Corp.	10,626	1,031,360
Northern Trust Corp.	7,831	532,430
Northrop Grumman Corp.	6,485	1,387,466
NRG Energy, Inc.	11,036	123,714
Nucor Corp.	11,567	571,988

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NVIDIA Corp.	19,613	$1,343,883
Occidental Petroleum Corp.	28,065	2,046,500
Omnicom Group, Inc.	8,717	740,945
ONEOK, Inc.	7,640	392,620
Oracle Corp.	110,346	4,334,391
O’Reilly Automotive, Inc.*	3,463	970,021
Owens-Illinois, Inc.*	5,942	109,273
PACCAR, Inc.	12,783	751,385
Parker-Hannifin Corp.	4,916	617,105
Patterson Cos., Inc.	2,794	128,356
Paychex, Inc.	11,687	676,327
PayPal Holdings, Inc.*	133,721	5,478,549
People’s United Financial, Inc.	10,585	167,455
PepsiCo, Inc.	52,687	5,730,765
PerkinElmer, Inc.	3,902	218,941
Pfizer, Inc.	222,349	7,530,961
PG&E Corp.	18,284	1,118,432
Philip Morris International, Inc.	56,900	5,531,818
Phillips 66	16,291	1,312,240
Pinnacle West Capital Corp.	4,039	306,924
Pioneer Natural Resources Co.	6,219	1,154,557
Pitney Bowes, Inc.	6,826	123,960
PNC Financial Services Group, Inc.‡	18,006	1,622,161
PPG Industries, Inc.	9,705	1,003,109
PPL Corp.	25,114	868,191
Praxair, Inc.	10,535	1,272,944
Priceline Group, Inc.*	1,821	2,679,583
Principal Financial Group, Inc.	9,867	508,249
Procter & Gamble Co.	97,910	8,787,423
Progressive Corp.	21,258	669,627
Prologis, Inc. (REIT)	19,488	1,043,388
Prudential Financial, Inc.	15,969	1,303,869
Public Service Enterprise Group, Inc.	18,425	771,455
Public Storage (REIT)	5,467	1,219,906
PulteGroup, Inc.	11,179	224,027
PVH Corp.	2,930	323,765
Qorvo, Inc.*	4,611	257,017
QUALCOMM, Inc.	54,133	3,708,111
Quanta Services, Inc.*	5,278	147,731
Quest Diagnostics, Inc.	4,948	418,749
Ralph Lauren Corp.	2,072	209,562
Range Resources Corp.	6,945	269,119
Raytheon Co.	10,730	1,460,675
Realty Income Corp. (REIT)	9,480	634,496
Red Hat, Inc.*	6,644	537,035
Regeneron Pharmaceuticals, Inc.*	2,768	1,112,791
Regions Financial Corp.	44,747	441,653
Republic Services, Inc.	8,657	436,746
Reynolds American, Inc.	30,545	1,440,197
Robert Half International, Inc.	4,666	176,655
Rockwell Automation, Inc.	4,782	585,030
Rockwell Collins, Inc.	4,771	402,386
Roper Technologies, Inc.	3,791	691,744
Ross Stores, Inc.	14,404	926,177
Royal Caribbean Cruises Ltd.	6,170	462,441
Ryder System, Inc.	2,046	134,934
S&P Global, Inc.	100,948	12,775,979
Sage Therapeutics, Inc.(x)*	31,480	1,449,654
salesforce.com, Inc.*	23,663	1,687,882
Samsonite International S.A.	1,573,800	5,059,166
SCANA Corp.	5,200	376,324
Schlumberger Ltd.	50,985	4,009,460
Scripps Networks Interactive, Inc., Class A	3,630	230,469
Seagate Technology plc	10,784	415,723
Sealed Air Corp.	7,131	326,742
Sempra Energy	9,156	981,432
Sherwin-Williams Co.	2,940	813,380
Shire plc	78,256	5,058,064
Signet Jewelers Ltd.	2,638	196,610
Simon Property Group, Inc. (REIT)	11,522	2,385,169
Skyworks Solutions, Inc.	6,973	530,924
SL Green Realty Corp. (REIT)	3,640	393,484
Snap-on, Inc.	2,114	321,243
Southern Co.	35,891	1,841,208
Southwest Airlines Co.	22,668	881,559
Southwestern Energy Co.*	18,092	250,393
Spectra Energy Corp.	25,847	1,104,959
St. Jude Medical, Inc.	10,577	843,622
Stanley Black & Decker, Inc.	5,542	681,555
Staples, Inc.	23,493	200,865
Starbucks Corp.	53,774	2,911,324
State Street Corp.	13,438	935,688
Stericycle, Inc.*	3,092	247,793
Stryker Corp.	11,398	1,326,841
SunTrust Banks, Inc./Georgia	18,372	804,694
Symantec Corp.	22,948	575,995
Synchrony Financial	29,061	813,708
Sysco Corp.	18,694	916,193
T. Rowe Price Group, Inc.	9,029	600,429
Target Corp.	21,084	1,448,049
TEGNA, Inc.	7,789	170,268
Teradata Corp.*	5,181	160,611
Tesoro Corp.	4,341	345,370
Texas Instruments, Inc.	36,872	2,587,677
Textron, Inc.	9,866	392,174
Thermo Fisher Scientific, Inc.	14,416	2,293,009
Tiffany & Co.	55,731	4,047,743
Time Warner, Inc.	28,481	2,267,372
TJX Cos., Inc.	24,237	1,812,443
Torchmark Corp.	4,064	259,649
Total System Services, Inc.	6,007	283,230
Tractor Supply Co.	4,866	327,725
TransDigm Group, Inc.*	1,836	530,824
Travelers Cos., Inc.	10,555	1,209,075
TripAdvisor, Inc.(x)*	4,145	261,881
Twenty-First Century Fox, Inc., Class A	39,018	945,016
Twenty-First Century Fox, Inc., Class B	17,858	441,807
Twitter, Inc.(x)*	125,610	2,895,311
Tyson Foods, Inc., Class A	10,885	812,783
U.S. Bancorp	58,944	2,528,108
UDR, Inc. (REIT)	9,719	349,787
Ulta Salon Cosmetics & Fragrance, Inc.*	2,150	511,657
Under Armour, Inc., Class A(x)*	6,609	255,636
Under Armour, Inc., Class C*	6,655	225,338
Union Pacific Corp.	30,537	2,978,274
United Continental Holdings, Inc.*	10,756	564,367
United Parcel Service, Inc., Class B	70,919	7,755,702
United Rentals, Inc.*	3,040	238,610
United Technologies Corp.	28,535	2,899,156
UnitedHealth Group, Inc.	34,957	4,893,980
Universal Health Services, Inc., Class B	3,289	405,271
Unum Group	8,690	306,844
Urban Outfitters, Inc.*	3,469	119,750
Valero Energy Corp.	16,747	887,591
Varian Medical Systems, Inc.*	3,475	345,867
Ventas, Inc. (REIT)	12,883	909,926
VeriSign, Inc.(x)*	3,236	253,185
Verisk Analytics, Inc.*	5,873	477,357
Verizon Communications, Inc.	149,409	7,766,280
Vertex Pharmaceuticals, Inc.*	18,669	1,628,123
VF Corp.	12,008	673,048

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Viacom, Inc., Class B	12,605	$480,250
Visa, Inc., Class A	69,163	5,719,780
Vornado Realty Trust (REIT)	6,243	631,854
Vulcan Materials Co.	4,846	551,136
W.W. Grainger, Inc.(x)	2,067	464,744
Walgreens Boots Alliance, Inc.	31,396	2,531,146
Wal-Mart Stores, Inc.	55,541	4,005,617
Walt Disney Co.	116,044	10,775,846
Waste Management, Inc.	14,755	940,779
Waters Corp.*	2,957	468,655
WEC Energy Group, Inc.	11,484	687,662
Wells Fargo & Co.	166,565	7,375,498
Welltower, Inc. (REIT)	13,197	986,740
Western Digital Corp.	10,601	619,840
Western Union Co.	17,269	359,541
WestRock Co.	9,235	447,713
Weyerhaeuser Co. (REIT)	27,674	883,908
Whirlpool Corp.	2,688	435,886
Whole Foods Market, Inc.(x)	11,810	334,813
Williams Cos., Inc.	24,832	763,087
Wyndham Worldwide Corp.	4,094	275,649
Wynn Resorts Ltd.(x)	2,962	288,558
Xcel Energy, Inc.	18,465	759,650
Xerox Corp.	31,209	316,147
Xilinx, Inc.	9,297	505,199
Xylem, Inc.	6,824	357,919
Yahoo!, Inc.*	32,160	1,386,096
Yum! Brands, Inc.	36,129	3,280,874
Zimmer Biomet Holdings, Inc.	43,385	5,640,918
Zions Bancorp	7,076	219,498
Zoetis, Inc.	18,146	943,773

		829,901,534

Total Common Stocks (91.0%) (Cost $1,319,462,188)		1,977,485,676

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	996,983	141,506

SHORT-TERM INVESTMENTS:
Investment Company (4.4%)
JPMorgan Prime Money Market Fund, IM Shares	96,194,293	96,194,293

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $3,800,222, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $3,876,000.(xx)	$3,800,000	3,800,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,800,117, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $2,856,002.(xx)	2,800,000	2,800,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,384,544, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,412,185.(xx)	1,384,493	1,384,493
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $5,000,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $5,100,277.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,500,044, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,530,000.(xx)	1,500,000	1,500,000

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $4,000,163, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $4,080,000.(xx)	$4,000,000	$4,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		26,484,493

Total Short-Term Investments (5.6%) (Cost $122,678,786)		122,678,786

Total Investments (96.6%) (Cost $1,442,140,974)		2,100,305,968
Other Assets Less Liabilities (3.4%)		74,978,355

Net Assets (100%)		$2,175,284,323

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

†	Securities (totaling $4,481,807 or 0.2% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $2,409,643 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $36,239,571. This was secured by collateral of $26,484,493 which was received as cash and subsequently invested in short-term investments currently valued at $26,484,493, as reported in the Portfolio of Investments, and $11,565,381 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.875%, maturing 10/6/16-11/15/45.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$268,990,528	12.4%
Consumer Staples	202,153,047	9.3
Energy	93,663,269	4.3
Financials	353,185,772	16.3
Health Care	224,581,743	10.3
Industrials	228,196,095	10.5
Information Technology	334,968,511	15.4
Investment Company	96,194,293	4.4
Materials	92,453,728	4.3
Real Estate	57,269,584	2.6
Repurchase Agreements	26,484,493	1.2
Telecommunication Services	73,751,839	3.4
Utilities	48,413,066	2.2
Cash and Other	74,978,355	3.4

		100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$2,684,572	$140,548	$96,075	$2,126,114	$110,857	$(14,207)
BlackRock, Inc.	1,632,793	40,945	127,032	1,622,008	32,310	28,314

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
PNC Financial Services Group, Inc.	$1,845,964	$36,063	$111,303	$1,622,161	$29,203	$41,354

	$6,163,329	$217,556	$334,410	$5,370,283	$172,370	$55,461

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,158	December-16	$38,860,739	$38,947,128	$86,389
FTSE 100 Index	272	December-16	23,417,225	24,176,308	759,083
S&P 500 E-Mini Index	877	December-16	95,510,520	94,733,540	(776,980)
SPI 200 Index	94	December-16	9,352,117	9,741,068	388,951
TOPIX Index	182	December-16	23,993,188	23,744,983	(248,205)

					$209,238

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/16/16	Morgan Stanley	1,416	$1,081,724	$1,085,399	$(3,675)
British Pound vs. U.S. Dollar, expiring 12/16/16	Citibank N.A.	1,931	2,506,111	2,588,373	(82,262)
European Union Euro vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	3,393	3,825,067	3,831,542	(6,475)
Japanese Yen vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	276,157	2,732,244	2,732,045	199

					$(92,213)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/5/16	Credit Suisse	205	$156,978	$156,823	$155
European Union Euro vs. U.S. Dollar, expiring 10/20/16	UBS AG	6,356	7,112,511	7,145,378	(32,867)
Japanese Yen vs. U.S. Dollar, expiring 12/16/16	Morgan Stanley	48,108	472,483	475,969	(3,486)

					$(36,198)

					$(128,411)

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$113,700,033	$155,148,989	$—	(c)	$268,849,022
Consumer Staples	89,951,562	112,201,485	—		202,153,047
Energy	51,936,419	41,726,850	—		93,663,269
Financials	142,772,573	208,043,407	2,369,792		353,185,772
Health Care	138,278,671	86,303,072	—		224,581,743
Industrials	84,869,146	143,326,949	—		228,196,095
Information Technology	213,126,080	121,842,431	—		334,968,511
Materials	30,330,816	60,010,897	2,112,015		92,453,728
Real Estate	21,475,031	35,794,553	—		57,269,584
Telecommunication Services	18,159,621	55,592,218	—		73,751,839
Utilities	22,513,711	25,899,355	—		48,413,066
Forward Currency Contracts	—	354	—		354
Futures	1,234,423	—	—		1,234,423
Preferred Stocks
Consumer Discretionary	—	141,506	—		141,506
Short-Term Investments
Investment Companies	96,194,293	—	—		96,194,293
Repurchase Agreements	—	26,484,493	—		26,484,493

Total Assets	$1,024,542,379	$1,072,516,559	$4,481,807		$2,101,540,745

Liabilities:
Forward Currency Contracts	$—	$(128,765)	$—		$(128,765)
Futures	(1,025,185)	—	—		(1,025,185)

Total Liabilities	$(1,025,185)	$(128,765)	$—		$(1,153,950)

Total	$1,023,517,194	$1,072,387,794	$4,481,807		$2,100,386,795

(a)	Securities with a market value of $23,969,238 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

(b)	Securities with a market value of $4,481,807 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$751,543,318
Aggregate gross unrealized depreciation	(101,154,826)

Net unrealized appreciation	$650,388,492

Federal income tax cost of investments	$1,449,917,476

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.0%)
AGL Energy Ltd.	44,369	$648,093
Alumina Ltd.(x)	149,053	166,951
Amcor Ltd.	76,223	886,306
AMP Ltd.	195,740	794,075
APA Group	73,338	479,410
Aristocrat Leisure Ltd.	36,532	443,166
ASX Ltd.	12,897	476,706
Aurizon Holdings Ltd.	136,049	490,011
AusNet Services	92,380	116,220
Australia & New Zealand Banking Group Ltd.	192,018	4,077,225
Bank of Queensland Ltd.	25,908	225,797
Bendigo & Adelaide Bank Ltd.(x)	30,575	252,553
BHP Billiton Ltd.	211,376	3,656,817
BHP Billiton Ltd. (ADR)(x)	43,382	1,503,186
BHP Billiton plc	139,005	2,089,228
Boral Ltd.	45,839	237,602
Brambles Ltd.	251,269	2,310,461
Caltex Australia Ltd.	17,420	459,844
Challenger Ltd.	38,757	302,452
CIMIC Group Ltd.	6,047	133,711
Coca-Cola Amatil Ltd.	35,583	279,652
Cochlear Ltd.	3,717	402,936
Commonwealth Bank of Australia	112,381	6,250,141
Computershare Ltd.	34,707	274,748
Crown Resorts Ltd.	22,148	222,825
CSL Ltd.	30,463	2,501,780
Dexus Property Group (REIT)	64,710	455,024
Domino’s Pizza Enterprises Ltd.	4,353	235,032
DUET Group	160,412	308,854
Flight Centre Travel Group Ltd.(x)	3,821	107,019
Fortescue Metals Group Ltd.	99,927	380,717
Goodman Group (REIT)	120,145	671,123
GPT Group (REIT)	113,705	441,280
Harvey Norman Holdings Ltd.	34,572	137,987
Healthscope Ltd.	123,445	292,461
Incitec Pivot Ltd.	111,623	242,071
Insurance Australia Group Ltd.	160,184	672,569
LendLease Group	37,501	404,390
Macquarie Group Ltd.	19,791	1,246,705
Medibank Pvt Ltd.	180,452	343,261
Mirvac Group (REIT)	239,009	410,628
National Australia Bank Ltd.	173,611	3,718,721
Newcrest Mining Ltd.	51,092	848,791
Oil Search Ltd.	208,192	1,139,193
Orica Ltd.	22,708	264,921
Origin Energy Ltd.	119,339	497,853
Platinum Asset Management Ltd.(x)	16,485	63,749
Qantas Airways Ltd.	36,326	87,139
QBE Insurance Group Ltd.	87,796	626,373
Ramsay Health Care Ltd.	9,044	549,377
REA Group Ltd.	3,303	143,202
Santos Ltd.	105,401	296,408
Scentre Group (REIT)	350,415	1,263,375
SEEK Ltd.	23,177	276,836
Sonic Healthcare Ltd.	25,599	432,409
South32 Ltd.	352,251	652,688
Stockland (REIT)	157,135	573,535
Suncorp Group Ltd.	85,216	792,109
Sydney Airport	68,832	369,852
Tabcorp Holdings Ltd.	59,515	227,776
Tatts Group Ltd.	103,597	289,933
Telstra Corp., Ltd.	281,619	1,118,492
TPG Telecom Ltd.	19,853	131,741
Transurban Group	137,311	1,197,412
Treasury Wine Estates Ltd.	48,006	406,218
Vicinity Centres (REIT)	221,291	538,356
Vocus Communications Ltd.	29,956	143,874
Wesfarmers Ltd.	74,116	2,507,485
Westfield Corp. (REIT)	128,498	958,139
Westpac Banking Corp.	219,542	4,990,964
Woodside Petroleum Ltd.	48,596	1,068,386
Woolworths Ltd.	83,646	1,494,299

		63,700,623

Austria (0.7%)
Andritz AG	5,250	285,767
Conwert Immobilien Invest SE*	122,989	2,314,866
Erste Group Bank AG*	101,276	2,999,504
OMV AG	9,279	267,076
Raiffeisen Bank International AG*	6,475	98,595
Schoeller-Bleckmann Oilfield Equipment AG	29,455	1,952,208
voestalpine AG	73,969	2,557,311

		10,475,327

Belgium (0.9%)
Ageas	13,271	483,987
Anheuser-Busch InBev S.A./N.V.	81,173	10,655,887
Colruyt S.A.(x)	4,650	257,836
Groupe Bruxelles Lambert S.A.	5,509	488,399
KBC Group N.V.*	16,117	938,203
Proximus SADP	9,857	294,081
Solvay S.A.	4,979	575,419
Telenet Group Holding N.V.*	3,785	197,415
UCB S.A.	8,321	643,381
Umicore S.A.	6,081	381,380

		14,915,988

Bermuda (0.2%)
Everest Reinsurance Group Ltd.	16,167	3,071,245

Brazil (0.2%)
Ambev S.A. (ADR)	177,551	1,081,285
Banco Bradesco S.A. (ADR)	217,740	1,974,902

		3,056,187

Canada (0.7%)
Canadian National Railway Co.	61,667	4,033,022
Element Financial Corp.	58,673	734,335
Magna International, Inc.	60,707	2,606,058
Ritchie Bros Auctioneers, Inc.	11,719	410,627
Rogers Communications, Inc., Class B	38,462	1,631,558
Suncor Energy, Inc.	43,606	1,210,512

		10,626,112

Chile (0.0%)
Antofagasta plc	28,771	194,943

China (0.8%)
Alibaba Group Holding Ltd. (ADR)*	34,573	3,657,478
Anhui Conch Cement Co., Ltd., Class H(x)	621,500	1,715,482
Baidu, Inc. (ADR)*	9,480	1,726,024
BYD Co., Ltd., Class H(x)*	257,000	1,700,744
China Life Insurance Co., Ltd., Class H	1,351,000	3,521,511
Hengan International Group Co., Ltd.	84,000	699,505
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	180,000	562,268
Want Want China Holdings Ltd.	21,000	13,072
Yangzijiang Shipbuilding Holdings Ltd.	143,834	79,621

		13,675,705

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Colombia (0.1%)
Bancolombia S.A. (ADR)	54,571	$2,130,452

Czech Republic (0.1%)
Komercni Banka A/S	40,251	1,395,340

Denmark (1.1%)
A. P. Moeller - Maersk A/S, Class A	242	341,048
A. P. Moeller - Maersk A/S, Class B	432	635,429
Carlsberg A/S, Class B	23,838	2,277,424
Chr Hansen Holding A/S	6,249	371,461
Coloplast A/S, Class B	8,065	625,415
Danske Bank A/S	46,461	1,360,600
DSV A/S	12,703	634,354
Genmab A/S*	3,794	650,161
ISS A/S	10,701	445,210
Novo Nordisk A/S, Class B	157,311	6,554,437
Novozymes A/S, Class B	15,740	692,222
Pandora A/S	7,532	913,290
TDC A/S*	53,075	312,937
Tryg A/S	7,358	148,073
Vestas Wind Systems A/S	14,710	1,215,330
William Demant Holding A/S*	8,435	172,183

		17,349,574

Finland (0.5%)
Elisa Oyj	9,070	334,483
Fortum Oyj	30,241	488,482
Kone Oyj, Class B	21,996	1,116,057
Metso Oyj	8,139	237,424
Neste Oyj	8,449	360,079
Nokia Oyj	379,712	2,200,850
Nokian Renkaat Oyj	7,337	267,439
Orion Oyj, Class B	7,351	289,754
Sampo Oyj, Class A	29,422	1,308,744
Stora Enso Oyj, Class R	35,954	319,249
UPM-Kymmene Oyj	34,532	729,224
Wartsila Oyj Abp	9,644	434,073

		8,085,858

France (8.8%)
Accor S.A.	126,723	5,026,530
Aeroports de Paris S.A.	2,136	211,826
Air Liquide S.A.(x)	44,385	4,755,923
Airbus Group SE	38,766	2,344,908
Alstom S.A.*	10,878	287,715
Arkema S.A.	4,174	386,096
Atos SE	5,673	611,276
AXA S.A.‡	127,757	2,718,190
BNP Paribas S.A.	174,607	8,977,546
Bollore S.A.(x)	56,068	194,935
Bouygues S.A.	14,363	475,892
Bureau Veritas S.A.	18,361	393,850
Capgemini S.A.	11,035	1,080,698
Carrefour S.A.	35,816	927,382
Casino Guichard Perrachon S.A.	3,852	187,091
Christian Dior SE	3,496	626,438
Cie de Saint-Gobain	31,171	1,345,755
Cie Generale des Etablissements Michelin	11,870	1,312,581
CNP Assurances S.A.	11,686	196,321
Credit Agricole S.A.	70,779	698,347
Danone S.A.	106,344	7,887,791
Dassault Systemes S.A.	29,380	2,548,901
Edenred	156,123	3,650,551
Eiffage S.A.	3,491	271,219
Electricite de France S.A.	17,428	212,027
Engie S.A.(x)	96,166	1,489,707
Essilor International S.A.	29,516	3,806,499
Eurazeo S.A.	2,614	151,638
Eutelsat Communications S.A.	11,932	247,032
Fonciere des Regions (REIT)	2,250	209,684
Gecina S.A. (REIT)	2,668	419,503
Groupe Eurotunnel SE (Registered)	33,154	358,423
Hermes International	1,758	715,252
ICADE (REIT)	2,591	202,083
Iliad S.A.	1,663	348,967
Imerys S.A.	2,120	153,107
Ingenico Group S.A.	3,557	310,750
J.C. Decaux S.A.	5,267	170,035
Kering	34,834	7,019,396
Klepierre S.A. (REIT)	14,544	666,590
Lagardere S.C.A.	8,377	213,285
Legrand S.A.	34,517	2,035,145
L’Oreal S.A.	32,681	6,170,013
LVMH Moet Hennessy Louis Vuitton SE	41,171	7,018,742
Natixis S.A.	64,745	301,762
Orange S.A.	334,251	5,230,448
Pernod-Ricard S.A.	87,117	10,307,411
Peugeot S.A.*	33,250	507,592
Publicis Groupe S.A.	30,966	2,341,770
Remy Cointreau S.A.	1,268	108,212
Renault S.A.	12,558	1,031,788
Rexel S.A.	19,766	302,532
Safran S.A.	52,678	3,787,719
Sanofi	77,341	5,892,786
Schneider Electric SE	77,657	5,414,867
SCOR SE	10,090	313,628
SFR Group S.A.	7,819	229,743
Societe BIC S.A.	1,902	281,285
Societe Generale S.A.	99,129	3,421,001
Sodexo S.A.	29,683	3,532,916
Suez	21,691	357,742
Technip S.A.	7,004	430,140
Television Francaise 1(x)	357,190	3,462,782
Thales S.A.	6,943	639,524
Total S.A.	145,358	6,889,556
Unibail-Rodamco SE (REIT)	6,493	1,750,539
Valeo S.A.	15,738	917,775
Veolia Environnement S.A.	30,403	699,327
Vinci S.A.	32,969	2,520,997
Vivendi S.A.	76,553	1,542,617
Wendel S.A.	1,943	226,888
Zodiac Aerospace	13,125	319,576

		141,798,563

Germany (6.9%)
adidas AG	12,393	2,150,899
Allianz SE (Registered)	30,078	4,464,562
Axel Springer SE	2,313	118,442
BASF SE	60,450	5,169,543
Bayer AG (Registered)	83,757	8,412,881
Bayerische Motoren Werke (BMW) AG	51,991	4,369,232
Bayerische Motoren Werke (BMW) AG (Preference)(q)	3,282	241,935
Beiersdorf AG	6,515	614,505
Brenntag AG	40,976	2,236,023
Commerzbank AG	67,258	433,620
Continental AG	18,614	3,913,509
Covestro AG§	4,717	278,916
Daimler AG (Registered)	104,368	7,352,122
Deutsche Bank AG (Registered)*	90,776	1,181,024
Deutsche Boerse AG*	12,514	1,013,283
Deutsche Lufthansa AG (Registered)	16,410	182,601
Deutsche Post AG (Registered)	63,854	1,995,553
Deutsche Telekom AG (Registered)	212,229	3,557,672
Deutsche Wohnen AG	22,761	827,380

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
E.ON SE	131,695	$932,370
Evonik Industries AG	9,693	327,610
Fraport AG Frankfurt Airport Services Worldwide	2,614	142,828
Fresenius Medical Care AG & Co. KGaA	40,219	3,510,661
Fresenius SE & Co. KGaA	26,901	2,145,767
Fuchs Petrolub SE (Preference)(q)	4,222	192,734
GEA Group AG	36,446	2,021,608
Hannover Rueck SE	4,015	430,087
HeidelbergCement AG	56,562	5,342,721
Henkel AG & Co. KGaA	6,699	779,651
Henkel AG & Co. KGaA (Preference)(q)	11,695	1,589,649
Hochtief AG	1,384	195,143
HUGO BOSS AG	4,224	233,595
Infineon Technologies AG	73,996	1,320,327
K+S AG (Registered)(x)	12,359	234,819
Kloeckner & Co. SE*	166,153	2,022,819
Lanxess AG	5,725	355,545
Linde AG	26,191	4,451,034
MAN SE	2,164	228,114
Merck KGaA	8,719	939,583
Metro AG	11,802	351,177
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,981	2,047,954
OSRAM Licht AG	5,722	335,912
Porsche Automobil Holding SE (Preference)(q)	10,104	515,820
ProSiebenSat.1 Media SE	14,703	629,668
Rheinmetall AG	56,209	3,912,196
RWE AG*	32,209	554,966
SAP SE	142,100	12,929,398
Schaeffler AG (Preference)(q)	10,995	173,937
Siemens AG (Registered)	50,348	5,893,889
Symrise AG	35,610	2,609,981
Telefonica Deutschland Holding AG	53,310	214,297
thyssenkrupp AG	25,286	602,896
TUI AG	32,063	455,896
United Internet AG (Registered)	8,317	367,972
Volkswagen AG	2,160	313,384
Volkswagen AG (Preference)(q)	12,158	1,597,235
Vonovia SE	31,435	1,190,314
Zalando SE*§	6,284	262,196

		110,869,455

Hong Kong (2.3%)
AIA Group Ltd.	1,466,852	9,828,071
ASM Pacific Technology Ltd.	17,607	145,492
Bank of East Asia Ltd.(x)	79,227	323,376
BOC Hong Kong Holdings Ltd.	249,043	845,665
Cathay Pacific Airways Ltd.	105,575	147,471
Cheung Kong Infrastructure Holdings Ltd.	44,340	384,082
Cheung Kong Property Holdings Ltd.	177,705	1,310,598
CK Hutchison Holdings Ltd.	177,205	2,260,923
CLP Holdings Ltd.	107,064	1,111,554
Dah Sing Financial Holdings Ltd.	378,000	2,489,815
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	61,019	433,360
Dairy Farm International Holdings Ltd. (London Stock Exchange)	2,700	18,711
First Pacific Co., Ltd.	127,250	91,102
Galaxy Entertainment Group Ltd.	157,000	597,397
Hang Lung Properties Ltd.	151,438	343,755
Hang Seng Bank Ltd.	51,574	926,215
Henderson Land Development Co., Ltd.	74,787	446,998
HK Electric Investments & HK Electric Investments Ltd.§	160,500	157,593
HKT Trust & HKT Ltd.	188,042	265,361
Hong Kong & China Gas Co., Ltd.	502,287	950,617
Hong Kong Exchanges and Clearing Ltd.(x)	75,639	1,995,314
Hongkong Land Holdings Ltd.(x)	73,200	507,276
Hysan Development Co., Ltd.	34,907	163,976
Jardine Matheson Holdings Ltd.	15,900	971,490
Kerry Properties Ltd.	46,732	153,938
Li & Fung Ltd.	369,038	190,171
Link REIT (REIT)	151,499	1,117,840
Melco Crown Entertainment Ltd. (ADR)(x)	12,201	196,558
MTR Corp., Ltd.(x)	97,618	540,326
New World Development Co., Ltd.	356,254	466,499
Noble Group Ltd.*	485,066	54,877
NWS Holdings Ltd.	86,475	144,858
Orient Overseas International Ltd.	400,700	1,421,317
PCCW Ltd.	300,559	184,745
Power Assets Holdings Ltd.	90,996	891,302
Shangri-La Asia Ltd.	59,025	64,944
Sino Land Co., Ltd.	213,151	380,243
SJM Holdings Ltd.(x)	95,000	70,265
Sun Hung Kai Properties Ltd.	179,278	2,732,259
Swire Pacific Ltd., Class A	33,831	366,171
Swire Properties Ltd.	69,200	203,636
Techtronic Industries Co., Ltd.	93,000	364,714
WH Group Ltd.§	395,500	319,926
Wharf Holdings Ltd.	88,330	647,214
Wheelock & Co., Ltd.	55,116	327,410
Yue Yuen Industrial Holdings Ltd.	47,699	197,774

		37,753,199

India (0.6%)
HDFC Bank Ltd. (ADR)	104,022	7,478,141
ICICI Bank Ltd. (ADR)	381,525	2,849,992

		10,328,133

Indonesia (0.1%)
PT Indofood Sukses Makmur Tbk	2,640,900	1,774,213

Ireland (1.6%)
Accenture plc, Class A	37,121	4,535,073
AerCap Holdings N.V.*	11,633	447,754
Bank of Ireland*	1,855,660	386,614
CRH plc (Irish Stock Exchange)	210,170	7,027,352
CRH plc (London Stock Exchange)	6,417	212,783
DCC plc	5,924	540,086
Experian plc	125,917	2,522,849
ICON plc*	75,220	5,819,771
James Hardie Industries plc (CDI)(x)	29,221	458,351
Kerry Group plc (London Stock Exchange), Class A	480	39,490
Kerry Group plc (Turquoise Stock Exchange), Class A	9,938	828,009
Paddy Power Betfair plc (Aquis Stock Exchange)	15,300	1,724,375
Paddy Power Betfair plc (Dublin Stock Exchange)	5,365	606,896

		25,149,403

Israel (0.7%)
Azrieli Group Ltd.	2,797	122,748
Bank Hapoalim B.M.	67,547	382,994
Bank Leumi Le-Israel B.M.*	94,448	358,932
Bezeq Israeli Telecommunication Corp., Ltd.	132,998	250,691

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Check Point Software Technologies Ltd.*	8,480	$658,133
Israel Chemicals Ltd.(x)	29,531	114,916
Mizrahi Tefahot Bank Ltd.	9,864	125,407
Mobileye N.V.*	11,969	509,520
Nice Ltd.	4,191	280,254
Nice Ltd. (ADR)	41,589	2,783,968
Taro Pharmaceutical Industries Ltd.(x)*	973	107,526
Teva Pharmaceutical Industries Ltd.	60,503	2,809,993
Teva Pharmaceutical Industries Ltd. (ADR)	56,852	2,615,761

		11,120,843

Italy (1.6%)
Assicurazioni Generali S.p.A.	75,611	922,717
Atlantia S.p.A.	26,984	685,129
Enel S.p.A.	501,835	2,238,190
Eni S.p.A.	310,527	4,474,918
EXOR S.p.A.	7,025	284,720
Ferrari N.V.	8,247	428,396
Intesa Sanpaolo S.p.A.	2,196,145	4,875,487
Intesa Sanpaolo S.p.A. (RNC)	53,735	112,560
Leonardo-Finmeccanica S.p.A.*	27,104	307,454
Luxottica Group S.p.A.	11,580	553,304
Mediobanca S.p.A.	36,013	234,531
Poste Italiane S.p.A.§	30,464	208,981
Prada S.p.A.(x)	431,100	1,388,056
Prysmian S.p.A.	204,586	5,360,878
Saipem S.p.A.*	431,452	182,635
Snam S.p.A.	163,832	907,668
Telecom Italia S.p.A.*	644,696	533,457
Telecom Italia S.p.A. (RNC)*	366,992	249,084
Terna Rete Elettrica Nazionale S.p.A.	100,220	516,749
UniCredit S.p.A.	338,541	789,022
Unione di Banche Italiane S.p.A.	61,603	142,027
UnipolSai S.p.A.	87,353	142,135

		25,538,098

Japan (14.2%)
ABC-Mart, Inc.	1,940	131,849
Acom Co., Ltd.*	25,000	117,759
Aeon Co., Ltd.	43,652	644,015
AEON Financial Service Co., Ltd.(x)	45,838	798,642
Aeon Mall Co., Ltd.	7,968	125,817
Air Water, Inc.	11,000	207,584
Aisin Seiki Co., Ltd.	12,138	555,804
Ajinomoto Co., Inc.	37,368	832,394
Alfresa Holdings Corp.	12,964	274,224
Alps Electric Co., Ltd.(x)	11,800	283,729
Amada Holdings Co., Ltd.	21,248	220,714
ANA Holdings, Inc.	71,302	193,817
Aozora Bank Ltd.(x)	67,918	233,945
Asahi Glass Co., Ltd.	66,752	432,187
Asahi Group Holdings Ltd.	25,887	942,180
Asahi Kasei Corp.	82,078	654,000
Asics Corp.	11,848	238,220
Astellas Pharma, Inc.	138,950	2,169,970
Bandai Namco Holdings, Inc.	12,619	385,929
Bank of Kyoto Ltd.(x)	22,082	161,916
Benesse Holdings, Inc.(x)	4,374	111,642
Bridgestone Corp.	42,764	1,577,243
Brother Industries Ltd.	16,715	294,414
Calbee, Inc.(x)	5,600	211,768
Canon, Inc.	70,230	2,035,537
Casio Computer Co., Ltd.(x)	16,527	231,810
Central Japan Railway Co.	9,600	1,642,430
Chiba Bank Ltd.(x)	46,672	265,230
Chubu Electric Power Co., Inc.	43,754	637,044
Chugai Pharmaceutical Co., Ltd.	87,247	3,150,371
Chugoku Bank Ltd.(x)	10,911	133,147
Chugoku Electric Power Co., Inc.(x)	16,662	209,426
Concordia Financial Group Ltd.	83,700	365,874
Credit Saison Co., Ltd.	11,016	182,721
Cyberdyne, Inc.(x)*	6,100	95,535
Dai Nippon Printing Co., Ltd.	37,162	364,177
Daicel Corp.	20,655	261,852
Dai-ichi Life Holdings, Inc.	72,900	1,000,574
Daiichi Sankyo Co., Ltd.(x)	39,087	936,388
Daikin Industries Ltd.	15,323	1,427,586
Daito Trust Construction Co., Ltd.	4,638	741,216
Daiwa House Industry Co., Ltd.	37,258	1,020,463
Daiwa House REIT Investment Corp. (REIT)	90	264,440
Daiwa Securities Group, Inc.	109,476	616,491
Denso Corp.	141,812	5,661,438
Dentsu, Inc.	14,074	712,308
Don Quijote Holdings Co., Ltd.	7,700	282,212
East Japan Railway Co.	21,825	1,967,688
Eisai Co., Ltd.	16,354	1,022,138
Electric Power Development Co., Ltd.	9,403	225,850
FamilyMart UNY Holdings Co., Ltd.	5,404	358,506
FANUC Corp.	12,844	2,173,807
Fast Retailing Co., Ltd.	3,516	1,132,155
Fuji Electric Co., Ltd.	41,288	189,167
Fuji Heavy Industries Ltd.	38,680	1,452,602
Fujifilm Holdings Corp.	28,568	1,057,287
Fujitsu Ltd.	120,742	651,824
Fukuoka Financial Group, Inc.	54,983	228,386
GungHo Online Entertainment, Inc.(x)	24,900	61,024
Hachijuni Bank Ltd.	29,088	151,686
Hakuhodo DY Holdings, Inc.	16,060	187,533
Hamamatsu Photonics KK(x)	8,500	261,139
Hankyu Hanshin Holdings, Inc.	15,600	536,350
Hikari Tsushin, Inc.	1,100	101,970
Hino Motors Ltd.(x)	18,830	201,594
Hirose Electric Co., Ltd.	2,274	298,891
Hiroshima Bank Ltd.(x)	35,000	145,239
Hisamitsu Pharmaceutical Co., Inc.	4,267	230,310
Hitachi Chemical Co., Ltd.	7,688	176,210
Hitachi Construction Machinery Co., Ltd.(x)	7,451	148,497
Hitachi High-Technologies Corp.	4,418	176,100
Hitachi Ltd.	712,211	3,331,102
Hitachi Metals Ltd.	12,486	152,598
Hokuriku Electric Power Co.(x)	11,938	145,493
Honda Motor Co., Ltd.	164,604	4,738,959
Hoshizaki Electric Co., Ltd.	3,200	292,282
Hoya Corp.	26,202	1,052,251
Hulic Co., Ltd.	18,800	191,869
Idemitsu Kosan Co., Ltd.	5,960	122,792
IHI Corp.(x)	93,834	272,513
Iida Group Holdings Co., Ltd.	9,300	186,945
Inpex Corp.	62,100	563,020
Isetan Mitsukoshi Holdings Ltd.	21,048	207,154
Isuzu Motors Ltd.	38,869	457,090
ITOCHU Corp.	98,532	1,234,306
Iyo Bank Ltd.(x)	17,578	106,360
J. Front Retailing Co., Ltd.	16,534	216,641
Japan Airlines Co., Ltd.	7,958	234,275
Japan Airport Terminal Co., Ltd.(x)	3,200	121,653
Japan Exchange Group, Inc.	34,700	542,973
Japan Post Bank Co., Ltd.(x)	25,000	296,920
Japan Post Holdings Co., Ltd.	30,400	381,981

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Prime Realty Investment Corp. (REIT)	54	$243,720
Japan Real Estate Investment Corp. (REIT)	84	501,845
Japan Retail Fund Investment Corp. (REIT)	171	422,398
Japan Tobacco, Inc.	208,400	8,514,193
JFE Holdings, Inc.(x)	34,576	504,140
JGC Corp.(x)	12,626	219,426
JSR Corp.(x)	12,818	201,439
JTEKT Corp.	14,982	225,186
JX Holdings, Inc.	143,122	577,750
Kajima Corp.	57,739	403,569
Kakaku.com, Inc.(x)	9,900	178,758
Kamigumi Co., Ltd.	15,704	136,831
Kaneka Corp.	19,644	155,580
Kansai Electric Power Co., Inc.*	47,523	431,669
Kansai Paint Co., Ltd.(x)	14,352	314,385
Kao Corp.	33,167	1,868,163
Kawasaki Heavy Industries Ltd.	100,840	312,327
KDDI Corp.	124,000	3,815,798
Keihan Holdings Co., Ltd.(x)	35,000	244,652
Keikyu Corp.	29,466	307,153
Keio Corp.(x)	37,347	326,158
Keisei Electric Railway Co., Ltd.	7,978	199,089
Keyence Corp.	4,683	3,408,368
Kikkoman Corp.(x)	9,823	313,709
Kintetsu Group Holdings Co., Ltd.	117,980	494,556
Kirin Holdings Co., Ltd.	54,091	895,543
Kobe Steel Ltd.*	19,210	173,865
Koito Manufacturing Co., Ltd.	7,600	369,996
Komatsu Ltd.	60,372	1,383,368
Konami Corp.	5,888	227,992
Konica Minolta, Inc.(x)	29,236	248,020
Kose Corp.	2,000	204,973
Kubota Corp.	68,708	1,038,622
Kuraray Co., Ltd.	25,292	375,410
Kurita Water Industries Ltd.	7,414	176,290
Kyocera Corp.	21,608	1,036,638
Kyowa Hakko Kirin Co., Ltd.	16,367	257,716
Kyushu Electric Power Co., Inc.	29,288	272,416
Kyushu Financial Group, Inc.(x)	13,500	92,134
Lawson, Inc.	4,280	337,238
Lixil Group Corp.	17,023	365,165
M3, Inc.	12,700	432,509
Mabuchi Motor Co., Ltd.	3,704	205,220
Makita Corp.	7,546	536,641
Marubeni Corp.(x)	108,468	556,072
Marui Group Co., Ltd.	13,986	184,684
Maruichi Steel Tube Ltd.(x)	3,516	121,460
Mazda Motor Corp.	37,235	572,086
McDonald’s Holdings Co. Japan Ltd.	5,080	149,700
Mebuki Financial Group, Inc.	43,852	157,154
Medipal Holdings Corp.	9,622	166,437
Meiji Holdings Co., Ltd.	7,732	764,910
Minebea Co., Ltd.(x)	20,800	196,964
Miraca Holdings, Inc.	4,200	209,421
Mitsubishi Chemical Holdings Corp.	88,059	553,613
Mitsubishi Corp.	99,384	2,259,093
Mitsubishi Electric Corp.	127,371	1,630,667
Mitsubishi Estate Co., Ltd.	81,011	1,518,737
Mitsubishi Gas Chemical Co., Inc.	12,856	183,835
Mitsubishi Heavy Industries Ltd.	214,256	895,834
Mitsubishi Logistics Corp.(x)	8,008	115,477
Mitsubishi Materials Corp.	8,082	220,886
Mitsubishi Motors Corp.	50,121	233,527
Mitsubishi Tanabe Pharma Corp.	16,090	343,907
Mitsubishi UFJ Financial Group, Inc.	839,216	4,231,853
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,900	160,133
Mitsui & Co., Ltd.(x)	112,354	1,554,077
Mitsui Chemicals, Inc.	59,288	282,563
Mitsui Fudosan Co., Ltd.	59,427	1,265,362
Mitsui O.S.K. Lines Ltd.	74,575	173,546
Mixi, Inc.(x)	2,700	97,332
Mizuho Financial Group, Inc.	1,556,252	2,600,176
MS&AD Insurance Group Holdings, Inc.	34,136	952,282
Murata Manufacturing Co., Ltd.	12,771	1,665,773
Nabtesco Corp.	6,400	181,185
Nagoya Railroad Co., Ltd.(x)	62,000	336,930
NEC Corp.	168,742	435,946
Nexon Co., Ltd.	11,800	184,381
NGK Insulators Ltd.	17,267	357,545
NGK Spark Plug Co., Ltd.(x)	12,948	228,117
NH Foods Ltd.	11,075	267,164
NHK Spring Co., Ltd.	11,375	110,155
Nidec Corp.	15,892	1,462,081
Nikon Corp.(x)	21,959	327,942
Nintendo Co., Ltd.	7,439	1,968,406
Nippon Building Fund, Inc. (REIT)	94	594,881
Nippon Electric Glass Co., Ltd.	26,022	134,737
Nippon Express Co., Ltd.	55,427	258,999
Nippon Paint Holdings Co., Ltd.(x)	36,000	1,207,791
Nippon Prologis REIT, Inc. (REIT)	110	278,246
Nippon Steel & Sumitomo Metal Corp.	53,829	1,105,321
Nippon Telegraph & Telephone Corp.	45,258	2,066,950
Nippon Yusen KK	109,442	204,922
Nissan Motor Co., Ltd.(x)	162,048	1,586,869
Nisshin Seifun Group, Inc.	12,261	186,562
Nissin Foods Holdings Co., Ltd.(x)	3,506	212,633
Nitori Holdings Co., Ltd.	5,350	640,109
Nitto Denko Corp.	10,711	695,168
NOK Corp.(x)	6,764	148,179
Nomura Holdings, Inc.	245,008	1,096,483
Nomura Real Estate Holdings, Inc.	8,775	148,059
Nomura Real Estate Master Fund, Inc. (REIT)	237	395,959
Nomura Research Institute Ltd.	8,236	284,201
NSK Ltd.	28,370	291,132
NTT Data Corp.	8,600	429,833
NTT DoCoMo, Inc.	94,100	2,385,841
NTT Urban Development Corp.	7,500	72,401
Obayashi Corp.	42,766	423,908
Obic Co., Ltd.	28,700	1,526,880
Odakyu Electric Railway Co., Ltd.(x)	20,052	446,104
Oji Holdings Corp.	51,612	204,225
Olympus Corp.	19,752	689,067
Omron Corp.	12,144	436,363
Ono Pharmaceutical Co., Ltd.	27,775	771,162
Oracle Corp. Japan	2,840	160,320
Oriental Land Co., Ltd.(x)	14,044	854,407
Orix Corp.	86,310	1,273,541
Osaka Gas Co., Ltd.(x)	124,868	523,722
Otsuka Corp.	3,317	157,442
Otsuka Holdings Co., Ltd.	25,400	1,158,578
Panasonic Corp.	145,286	1,453,696
Park24 Co., Ltd.(x)	6,300	204,708
Pola Orbis Holdings, Inc.(x)	1,200	107,503
Rakuten, Inc.	62,700	815,609
Recruit Holdings Co., Ltd.	17,600	715,983
Resona Holdings, Inc.	151,459	636,964
Ricoh Co., Ltd.(x)	45,180	408,296

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Rinnai Corp.(x)	2,084	$193,552
Rohm Co., Ltd.	5,826	307,103
Ryohin Keikaku Co., Ltd.	1,500	302,167
Sankyo Co., Ltd.	2,798	95,532
Santen Pharmaceutical Co., Ltd.	24,455	360,643
SBI Holdings, Inc.	14,660	174,857
Secom Co., Ltd.	57,527	4,293,056
Sega Sammy Holdings, Inc.	13,475	191,901
Seibu Holdings, Inc.(x)	11,500	189,734
Seiko Epson Corp.	19,800	381,633
Sekisui Chemical Co., Ltd.	27,514	395,448
Sekisui House Ltd.	40,470	688,919
Seven & i Holdings Co., Ltd.	49,512	2,339,928
Seven Bank Ltd.(x)	42,600	136,362
Sharp Corp.(x)*	98,000	131,521
Shikoku Electric Power Co., Inc.(x)	11,943	117,974
Shimadzu Corp.	15,140	230,345
Shimamura Co., Ltd.	1,246	151,085
Shimano, Inc.	5,036	746,533
Shimizu Corp.	36,910	329,329
Shin-Etsu Chemical Co., Ltd.	25,564	1,784,789
Shinsei Bank Ltd.	111,173	168,078
Shionogi & Co., Ltd.	19,307	986,860
Shiseido Co., Ltd.	56,822	1,502,644
Shizuoka Bank Ltd.(x)	29,724	238,005
Showa Shell Sekiyu KK	13,975	129,677
SMC Corp.	3,748	1,081,187
SoftBank Group Corp.	86,072	5,575,906
Sohgo Security Services Co., Ltd.	4,600	247,052
Sompo Holdings, Inc.	23,527	696,163
Sony Corp.	83,064	2,714,061
Sony Financial Holdings, Inc.	12,500	172,108
Stanley Electric Co., Ltd.	10,084	271,238
Start Today Co., Ltd.	11,100	190,110
Sumitomo Chemical Co., Ltd.	101,158	449,807
Sumitomo Corp.(x)	78,028	871,289
Sumitomo Dainippon Pharma Co., Ltd.(x)	9,892	191,238
Sumitomo Electric Industries Ltd.	48,660	688,178
Sumitomo Heavy Industries Ltd.	33,784	166,467
Sumitomo Metal Mining Co., Ltd.	32,784	453,237
Sumitomo Mitsui Financial Group, Inc.	88,452	2,981,092
Sumitomo Mitsui Trust Holdings, Inc.	21,934	711,818
Sumitomo Realty & Development Co., Ltd.	22,526	583,597
Sumitomo Rubber Industries Ltd.	11,936	180,510
Sundrug Co., Ltd.	30,500	2,550,119
Suntory Beverage & Food Ltd.	9,000	390,483
Suruga Bank Ltd.(x)	11,290	270,733
Suzuken Co., Ltd.	5,506	181,725
Suzuki Motor Corp.	23,536	787,910
Sysmex Corp.	10,300	763,091
T&D Holdings, Inc.	36,468	411,159
Taiheiyo Cement Corp.	70,000	201,845
Taisei Corp.	69,183	517,937
Taisho Pharmaceutical Holdings Co., Ltd.	2,371	242,896
Taiyo Nippon Sanso Corp.	10,000	104,261
Takashimaya Co., Ltd.	18,955	155,535
Takeda Pharmaceutical Co., Ltd.	46,823	2,241,221
TDK Corp.	8,371	559,945
Teijin Ltd.	13,250	257,000
Terumo Corp.	77,700	2,978,548
THK Co., Ltd.(x)	8,308	163,656
Tobu Railway Co., Ltd.	64,991	330,746
Toho Co., Ltd.	7,846	260,401
Toho Gas Co., Ltd.(x)	23,592	220,838
Tohoku Electric Power Co., Inc.	28,859	376,371
Tokio Marine Holdings, Inc.	44,915	1,721,204
Tokyo Electric Power Co., Inc.*	94,958	410,682
Tokyo Electron Ltd.	10,336	912,111
Tokyo Gas Co., Ltd.	136,711	608,274
Tokyo Tatemono Co., Ltd.	14,500	174,169
Tokyu Corp.	70,011	533,712
Tokyu Fudosan Holdings Corp.	36,592	198,847
TonenGeneral Sekiyu KK	16,830	170,448
Toppan Printing Co., Ltd.	33,910	305,962
Toray Industries, Inc.	96,774	941,551
Toshiba Corp.*	267,683	894,380
Toto Ltd.(x)	47,433	1,787,575
Toyo Seikan Group Holdings Ltd.	11,704	206,208
Toyo Suisan Kaisha Ltd.	5,656	239,643
Toyoda Gosei Co., Ltd.	5,142	119,671
Toyota Industries Corp.	10,418	483,397
Toyota Motor Corp.	175,850	10,198,199
Toyota Tsusho Corp.	13,614	315,780
Trend Micro, Inc.	7,582	264,131
Tsuruha Holdings, Inc.	2,100	243,009
Unicharm Corp.	71,082	1,841,278
United Urban Investment Corp. (REIT)(x)	178	324,160
USS Co., Ltd.	15,610	263,872
West Japan Railway Co.	11,200	693,330
Yahoo! Japan Corp.	92,200	367,101
Yakult Honsha Co., Ltd.(x)	5,407	243,534
Yamada Denki Co., Ltd.	39,220	194,524
Yamaguchi Financial Group, Inc.(x)	11,763	125,346
Yamaha Corp.	11,079	357,378
Yamaha Motor Co., Ltd.	20,132	407,518
Yamato Holdings Co., Ltd.	52,936	1,232,082
Yamazaki Baking Co., Ltd.	8,071	197,583
Yaskawa Electric Corp.(x)	16,140	241,187
Yokogawa Electric Corp.	15,303	203,632
Yokohama Rubber Co., Ltd.	7,500	119,891

		228,545,469

Jordan (0.0%)
Hikma Pharmaceuticals plc	8,836	231,259

Luxembourg (0.1%)
ArcelorMittal S.A.*	120,677	736,945
Millicom International Cellular S.A. (SDR)	4,337	224,831
RTL Group S.A.	2,688	223,068
SES S.A. (FDR)	23,645	579,973
Tenaris S.A.	32,045	455,299

		2,220,116

Macau (0.1%)
MGM China Holdings Ltd.	66,800	117,202
Sands China Ltd.	159,200	697,363
Wynn Macau Ltd.(x)	112,400	187,805

		1,002,370

Mexico (0.1%)
Fresnillo plc	14,164	333,268
Grupo Financiero Banorte S.A.B. de C.V., Class O	199,699	1,047,223
Grupo Financiero Inbursa S.A.B. de C.V., Class O	202,385	319,395

		1,699,886

Netherlands (3.5%)
ABN AMRO Group N.V. (CVA)(x)§	120,090	2,484,915
Aegon N.V.	128,865	493,778
Akzo Nobel N.V.	76,005	5,143,373
Altice N.V., Class A(x)*	24,886	446,452
Altice N.V., Class B*	6,670	120,109

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ASML Holding N.V.	24,242	$2,658,358
Boskalis Westminster	5,386	191,678
Core Laboratories N.V.(x)	35,671	4,006,923
Gemalto N.V.	5,393	345,804
Heineken Holding N.V.	6,478	519,338
Heineken N.V.	15,164	1,333,721
ING Groep N.V.	254,688	3,139,558
Koninklijke Ahold Delhaize N.V.*	83,376	1,899,245
Koninklijke DSM N.V.	12,271	828,771
Koninklijke KPN N.V.	227,127	753,948
Koninklijke Philips N.V.	230,957	6,837,808
Koninklijke Vopak N.V.	4,370	229,373
NN Group N.V.	85,288	2,617,715
NXP Semiconductors N.V.*	19,252	1,963,896
OCI N.V.(x)*	5,363	79,068
QIAGEN N.V.*	48,488	1,334,954
Randstad Holding N.V.	8,025	365,554
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	181,984	4,552,995
Royal Dutch Shell plc (London Stock Exchange), Class A	282,242	7,004,685
Royal Dutch Shell plc, Class B	246,507	6,395,897
Wolters Kluwer N.V.	19,870	850,317

		56,598,233

New Zealand (0.1%)
Auckland International Airport Ltd.	58,123	311,163
Contact Energy Ltd.	39,760	146,171
Fletcher Building Ltd.	49,712	389,014
Mercury NZ Ltd.	46,716	103,440
Meridian Energy Ltd.	89,167	168,676
Ryman Healthcare Ltd.	26,269	184,305
Spark New Zealand Ltd.	119,348	313,839

		1,616,608

Norway (0.8%)
DNB ASA	334,566	4,395,458
Gjensidige Forsikring ASA	12,053	225,247
Marine Harvest ASA*	24,506	438,633
Norsk Hydro ASA	552,364	2,382,987
Orkla ASA	53,227	549,915
Schibsted ASA, Class A	5,614	165,191
Schibsted ASA, Class B	4,970	133,367
Statoil ASA	74,510	1,250,008
Statoil ASA (ADR)	145,454	2,443,627
Telenor ASA	50,642	870,800
Yara International ASA	12,681	422,230

		13,277,463

Peru (0.1%)
Credicorp Ltd.	8,602	1,309,396

Portugal (0.1%)
EDP - Energias de Portugal S.A.	151,049	507,176
Galp Energia SGPS S.A.	27,345	373,843
Jeronimo Martins SGPS S.A.	17,817	308,927

		1,189,946

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	134,766	250,011
CapitaLand Commercial Trust (REIT)(x)	142,200	166,527
CapitaLand Ltd.	164,602	388,803
CapitaLand Mall Trust (REIT)	171,267	273,509
City Developments Ltd.	29,280	195,988
ComfortDelGro Corp., Ltd.	149,250	309,151
DBS Group Holdings Ltd.	715,860	8,126,517
Genting Singapore plc(x)	366,738	203,553
Global Logistic Properties Ltd.(x)	173,800	239,545
Golden Agri-Resources Ltd.(x)	534,113	139,916
Hutchison Port Holdings Trust (Frankfurt Stock Exchange)	400	172
Hutchison Port Holdings Trust (Singapore Exchange)(x)	383,000	171,805
Jardine Cycle & Carriage Ltd.	5,976	188,974
Keppel Corp., Ltd.(x)	90,485	362,039
Oversea-Chinese Banking Corp., Ltd.	202,552	1,293,133
Sembcorp Industries Ltd.	70,812	135,618
Sembcorp Marine Ltd.(x)	59,626	57,651
Singapore Airlines Ltd.(x)	35,982	278,309
Singapore Exchange Ltd.	55,302	301,838
Singapore Press Holdings Ltd.	101,323	284,512
Singapore Technologies Engineering Ltd.	88,919	211,787
Singapore Telecommunications Ltd.	524,619	1,538,310
StarHub Ltd.(x)	45,724	115,645
Suntec Real Estate Investment Trust (REIT)	169,000	213,688
United Overseas Bank Ltd.(x)	87,161	1,210,686
UOL Group Ltd.	31,544	130,371
Wilmar International Ltd.	123,455	292,355

		17,080,413

South Africa (0.1%)
Investec plc	39,659	242,508
Mediclinic International plc	23,791	286,041
Mondi plc	23,626	496,687

		1,025,236

South Korea (0.6%)
Hyundai Mobis Co., Ltd.	11,279	2,823,884
Naver Corp.	1,226	984,173
Samsung Electronics Co., Ltd.	3,982	5,803,553

		9,611,610

Spain (2.1%)
Abertis Infraestructuras S.A.	37,765	587,987
ACS Actividades de Construccion y Servicios S.A.	13,659	412,811
Aena S.A.§	4,530	668,156
Amadeus IT Group S.A., Class A	183,661	9,175,698
Banco Bilbao Vizcaya Argentaria S.A.	428,128	2,588,406
Banco de Sabadell S.A.(x)	343,818	440,300
Banco Popular Espanol S.A.	218,494	269,800
Banco Santander S.A.	1,482,780	6,556,836
Bankia S.A.	281,978	231,235
Bankinter S.A.	47,809	340,068
CaixaBank S.A.	178,019	449,750
Distribuidora Internacional de Alimentacion S.A.(x)	40,780	252,460
Enagas S.A.	14,109	423,994
Endesa S.A.	20,268	434,415
Ferrovial S.A.	31,596	672,163
Gas Natural SDG S.A.	23,445	481,834
Grifols S.A.	20,804	448,240
Iberdrola S.A.	365,827	2,485,197
Industria de Diseno Textil S.A.	71,793	2,661,406
Mapfre S.A.	75,130	210,149
Red Electrica Corp. S.A.	29,200	629,429
Repsol S.A.	74,867	1,016,057
Telefonica S.A.	294,696	2,982,107
Zardoya Otis S.A.	10,730	103,178

		34,521,676

Sweden (1.9%)
Alfa Laval AB	19,807	310,280
Assa Abloy AB, Class B	121,655	2,470,172
Atlas Copco AB, Class A	74,456	2,240,180
Atlas Copco AB, Class B	26,323	718,710
Boliden AB	17,544	411,972

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Electrolux AB	15,841	$396,963
Getinge AB, Class B	147,651	2,860,789
Hennes & Mauritz AB, Class B	62,487	1,761,611
Hexagon AB, Class B	17,560	766,254
Husqvarna AB, Class B	28,238	246,215
ICA Gruppen AB	5,497	181,440
Industrivarden AB, Class C	11,429	211,295
Investor AB, Class B	30,726	1,122,789
Kinnevik AB, Class B	15,095	384,734
Lundin Petroleum AB*	12,949	236,671
Nordea Bank AB	199,909	1,982,850
Sandvik AB(x)	68,554	753,405
Securitas AB, Class B	19,518	326,973
Skandinaviska Enskilda Banken AB, Class A	100,764	1,011,760
Skanska AB, Class B	22,368	521,905
SKF AB, Class B	26,035	449,133
Svenska Cellulosa AB S.C.A., Class B	39,873	1,183,663
Svenska Handelsbanken AB, Class A	98,191	1,348,442
Swedbank AB, Class A	59,554	1,398,531
Swedish Match AB	12,513	458,960
Tele2 AB, Class B	18,285	157,719
Telefonaktiebolaget LM Ericsson (ADR)	185,796	1,339,589
Telefonaktiebolaget LM Ericsson, Class B	405,203	2,924,356
Telia Co. AB	172,377	771,593
Volvo AB, Class B	100,236	1,143,155

		30,092,109

Switzerland (7.8%)
ABB Ltd. (Registered)*	129,492	2,907,549
Actelion Ltd. (Registered)*	6,700	1,159,952
Adecco Group AG (Registered)	42,628	2,400,545
Aryzta AG*	6,186	274,502
Baloise Holding AG (Registered)	3,223	389,812
Barry Callebaut AG (Registered)*	158	209,936
Chocoladefabriken Lindt & Spruengli AG	64	369,902
Chocoladefabriken Lindt & Spruengli AG (Registered)	7	477,751
Cie Financiere Richemont S.A. (Registered)	51,034	3,107,343
Coca-Cola HBC AG*	12,200	283,129
Credit Suisse Group AG (Registered)*	384,383	5,028,830
Credit Suisse Group AG (ADR)	151,209	1,986,886
Dufry AG (Registered)*	3,012	376,736
EMS-Chemie Holding AG (Registered)	574	308,010
Galenica AG (Registered)	256	271,445
Geberit AG (Registered)	2,535	1,109,443
Givaudan S.A. (Registered)	608	1,236,529
Glencore plc*	805,274	2,207,654
Julius Baer Group Ltd.*	152,627	6,194,677
Kuehne + Nagel International AG (Registered)	3,452	500,486
LafargeHolcim Ltd. (Registered)*	29,790	1,608,050
Lonza Group AG (Registered)(x)*	3,515	670,735
Nestle S.A. (Registered)	338,458	26,668,334
Novartis AG (Registered)	202,958	15,960,876
Novartis AG (ADR)	46,709	3,688,143
Pargesa Holding S.A.	1,595	109,174
Partners Group Holding AG	1,160	584,347
Roche Holding AG	88,807	22,000,699
Schindler Holding AG	2,912	545,547
Schindler Holding AG (Registered)	1,257	237,910
SGS S.A. (Registered)	352	788,032
Sika AG	139	675,569
Sonova Holding AG (Registered)	11,371	1,609,380
STMicroelectronics N.V.(x)	39,871	325,438
Swatch Group AG	2,049	578,988
Swatch Group AG (Registered)	3,496	194,166
Swiss Life Holding AG (Registered)*	2,064	533,401
Swiss Prime Site AG (Registered)*	4,460	391,139
Swiss Reinsurance AG	21,959	1,981,170
Swisscom AG (Registered)	1,723	817,973
Syngenta AG (Registered)	6,118	2,675,216
UBS Group AG (Registered)*	500,692	6,798,729
Wolseley plc	59,208	3,337,401
Zurich Insurance Group AG*	9,900	2,547,607

		126,129,141

Taiwan (0.9%)
Advanced Semiconductor
Engineering, Inc. (ADR)	383,660	2,267,431
Hon Hai Precision Industry Co., Ltd.	1,163,800	2,946,492
MediaTek, Inc.	108,000	829,582
Taiwan Semiconductor Manufacturing Co., Ltd.	447,000	2,621,546
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	181,899	5,564,290

		14,229,341

Turkey (0.1%)
Akbank TAS	819,548	2,201,260

United Kingdom (12.4%)
3i Group plc	64,124	539,752
Aberdeen Asset Management plc	61,799	260,853
Admiral Group plc	14,483	384,641
Aggreko plc	15,046	185,971
Anglo American plc*	92,264	1,158,156
Ashtead Group plc	207,564	3,419,423
Associated British Foods plc	23,913	805,866
AstraZeneca plc	130,205	8,434,699
Auto Trader Group plc§	59,822	314,418
Aviva plc	265,330	1,518,269
Babcock International Group plc	17,877	239,844
BAE Systems plc	208,121	1,412,020
Barclays plc	2,692,539	5,870,785
Barratt Developments plc	63,431	407,285
Berkeley Group Holdings plc	8,072	270,357
BP plc	1,216,636	7,085,867
British American Tobacco plc	122,693	7,846,512
British Land Co. plc (REIT)	64,227	527,663
BT Group plc	557,297	2,809,937
Bunzl plc	22,387	662,403
Burberry Group plc	112,232	2,008,540
Capita plc	44,484	386,382
Centrica plc	354,188	1,047,622
CNH Industrial N.V.	67,282	481,599
Cobham plc	112,402	244,573
Coca-Cola European Partners plc	14,920	593,414
Compass Group plc	304,125	5,897,737
Croda International plc	34,101	1,541,450
Diageo plc	564,993	16,200,091
Direct Line Insurance Group plc	88,920	420,445
Dixons Carphone plc	70,889	339,068
easyJet plc	10,806	141,252
Fiat Chrysler Automobiles N.V.(x)	60,491	384,059
G4S plc	100,720	297,389
GKN plc	115,620	480,550
GlaxoSmithKline plc	320,522	6,830,464
Hammerson plc (REIT)	50,072	381,727
Hargreaves Lansdown plc	17,029	280,978
HSBC Holdings plc	2,014,861	15,127,679

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ICAP plc	38,682	$233,692
IMI plc	19,355	269,085
Imperial Brands plc	155,900	8,035,963
Inmarsat plc	31,878	291,700
InterContinental Hotels Group plc	38,051	1,569,399
International Consolidated Airlines Group S.A.	50,747	263,209
Intertek Group plc	48,993	2,218,167
Intu Properties plc (REIT)	55,546	213,396
ITV plc	1,324,891	3,219,894
J Sainsbury plc	82,144	261,543
Johnson Matthey plc	12,749	544,945
Kingfisher plc	153,863	751,194
Land Securities Group plc (REIT)	53,336	732,994
Legal & General Group plc	385,555	1,095,111
Lloyds Banking Group plc	4,227,673	2,994,080
London Stock Exchange Group plc	20,595	747,438
Marks & Spencer Group plc	104,596	449,828
Meggitt plc	51,019	298,278
Merlin Entertainments plc§	47,869	273,098
National Grid plc	246,523	3,484,140
Next plc	9,421	584,148
Old Mutual plc	324,376	852,493
Pagegroup plc	732,246	3,196,652
Pearson plc	54,075	528,219
Persimmon plc	20,711	488,155
Petrofac Ltd.	18,716	216,267
Provident Financial plc	9,509	372,920
Prudential plc	277,412	4,923,642
Randgold Resources Ltd.	6,232	626,609
Reckitt Benckiser Group plc	78,368	7,385,221
RELX N.V.	65,721	1,180,159
RELX plc	72,582	1,377,359
Rio Tinto Ltd.	28,123	1,115,488
Rio Tinto plc	81,390	2,708,253
Rio Tinto plc (ADR)	62,613	2,091,274
Rolls-Royce Holdings plc*	296,911	2,771,206
Royal Bank of Scotland Group plc*	238,190	553,122
Royal Mail plc	56,509	357,973
RSA Insurance Group plc	64,514	456,564
SABMiller plc	64,008	3,729,928
Sage Group plc	71,906	688,708
Schroders plc	8,642	301,988
Segro plc (REIT)	50,059	294,912
Severn Trent plc	15,318	497,353
Sky plc	69,069	800,343
Smith & Nephew plc	142,598	2,300,376
Smiths Group plc	27,111	514,448
SSE plc	66,044	1,340,654
St. James’s Place plc	33,464	412,035
Standard Chartered plc*	214,825	1,749,473
Standard Life plc	131,365	585,554
Tate & Lyle plc	29,757	289,138
Taylor Wimpey plc	220,203	440,795
Tesco plc*	534,882	1,267,514
Travis Perkins plc	17,649	352,700
Unilever N.V. (CVA)	107,211	4,945,685
Unilever plc	84,471	4,004,518
United Utilities Group plc	45,458	591,540
Vodafone Group plc	1,747,775	5,011,531
Weir Group plc	83,009	1,824,934
Whitbread plc	50,227	2,548,721
William Hill plc	54,466	214,753
Wm Morrison Supermarkets plc(x)	154,293	435,519
Worldpay Group plc§	77,789	298,647
WPP plc	286,035	6,732,329

		199,146,714

United States (1.5%)
Carnival Corp.	77,340	3,775,739
Carnival plc	12,695	619,664
Invesco Ltd.	63,900	1,998,153
Mettler-Toledo International, Inc.*	7,959	3,341,427
Shire plc	216,439	13,989,501

		23,724,484

Total Common Stocks (79.5%) (Cost $1,088,758,015)		1,278,461,991

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.9%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF(x)	85,050	2,798,145
iShares Currency Hedged MSCI Japan ETF	112,850	2,796,423
iShares® China Large-Cap ETF(x)	147,610	5,610,656
iShares® Core MSCI EAFE ETF	152,000	8,381,280
iShares® Core MSCI Emerging Markets ETF(x)	35,400	1,614,594
iShares® Latin America 40 ETF(x)	33,847	949,070
iShares® MSCI Australia ETF	50,415	1,053,673
iShares® MSCI Austria Capped ETF(x)	140,837	2,298,460
iShares® MSCI Belgium Capped ETF(x)	77,097	1,454,049
iShares® MSCI BRIC ETF	9,916	339,722
iShares® MSCI Canada ETF	28,958	743,931
iShares® MSCI EAFE ETF(x)	615,754	36,409,534
iShares® MSCI EAFE Small-Cap ETF(x)	31,200	1,635,192
iShares® MSCI Emerging Markets ETF	47,551	1,780,785
iShares® MSCI France ETF	189,467	4,577,523
iShares® MSCI Germany ETF(x)	375,010	9,851,513
iShares® MSCI Hong Kong ETF	10,677	235,001
iShares® MSCI Indonesia ETF(x)	15,600	412,464
iShares® MSCI Ireland Capped ETF	15,500	589,155
iShares® MSCI Israel Capped ETF(x)	31,500	1,512,813
iShares® MSCI Italy Capped ETF(x)	586,548	6,463,759
iShares® MSCI Japan ETF	819,080	10,271,263
iShares® MSCI Malaysia ETF(x)	24,662	200,009
iShares® MSCI Mexico Capped ETF(x)	6,948	336,839
iShares® MSCI Netherlands ETF(x)	82,393	2,064,769
iShares® MSCI New Zealand Capped ETF(x)	30,700	1,441,979
iShares® MSCI Norway Capped ETF(x)	23,200	499,496
iShares® MSCI Pacific ex-Japan ETF(x)	79,892	3,377,834
iShares® MSCI Poland Capped ETF(x)	7,700	140,294
iShares® MSCI Singapore ETF(x)	103,926	1,128,636
iShares® MSCI South Korea Capped ETF	6,000	348,780
iShares® MSCI Spain Capped ETF(x)	149,721	4,015,517
iShares® MSCI Sweden ETF(x)	25,503	741,372
iShares® MSCI Switzerland Capped ETF(x)	13,900	424,645
iShares® MSCI Thailand Capped ETF(x)	3,868	284,337
iShares® MSCI Turkey ETF(x)	8,084	306,060
iShares® MSCI United Kingdom ETF(x)	66,400	1,051,776
SPDR® DJ EURO Stoxx 50 ETF(x)	19,964	654,021

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SPDR® S&P Emerging Asia Pacific ETF	37,679	$3,105,503
Vanguard FTSE Developed Markets ETF(x)	190,900	7,141,569
Vanguard FTSE Emerging Markets ETF	201,100	7,567,393
Vanguard FTSE Europe ETF(x)	672,800	32,785,544
Vanguard FTSE Pacific ETF(x)	46,100	2,792,738
WisdomTree Japan Hedged Equity Fund(x)	68,800	2,952,208

Total Investment Companies (10.9%) (Cost $163,131,304)		175,140,324

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	11,662,129	11,662,129

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.0%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $7,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $7,140,002.(xx)	$7,000,000	7,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $9,400,548, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $9,588,000.(xx)	9,400,000	9,400,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $6,400,267, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $6,528,004.(xx)	6,400,000	6,400,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $10,519,591, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $10,729,597.(xx)	10,519,196	10,519,196
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $10,000,542, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $10,200,553.(xx)	10,000,000	10,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $5,100,213.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.500%, dated 9/30/16, due 10/3/16, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $2,040,000.(xx)	$2,000,000	$2,000,000
Nomura Securities Co., Ltd., 0.350%, dated 9/30/16, due 10/3/16, repurchase price $8,000,233, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $8,160,000.(xx)	8,000,000	8,000,000
RBS Securities, Inc., 0.390%, dated 9/30/16, due 10/5/16, repurchase price $12,000,650, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $12,240,247.(xx)	12,000,000	12,000,000
RBS Securities, Inc., 0.460%, dated 9/30/16, due 10/3/16, repurchase price $7,050,270, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $7,191,145.(xx)	7,050,000	7,050,000
Societe Generale S.A., 0.360%, dated 9/30/16, due 10/7/16, repurchase price $3,000,210, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $3,060,002.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		80,369,196

Total Short-Term Investments (5.7%) (Cost $92,031,325)		92,031,325

Total Investments (96.1%) (Cost $1,343,920,644)		1,545,633,640
Other Assets Less Liabilities (3.9%)		62,815,718

Net Assets (100%)		$1,608,449,358

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $5,266,846 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $79,609,588. This was secured by collateral of $80,369,196 which was received as cash and subsequently invested in short-term investments currently valued at $80,369,196, as reported in the Portfolio of Investments, and $2,142,217 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.875%, maturing 10/27/16-5/15/45.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$165,158,905	10.3%
Consumer Staples	169,861,966	10.6
Energy	56,060,007	3.5
Exchange Traded Funds	175,140,324	10.9
Financials	248,384,323	15.4
Health Care	156,247,283	9.7
Industrials	174,050,265	10.8
Information Technology	102,667,010	6.4
Investment Company	11,662,129	0.7
Materials	92,933,371	5.8
Real Estate	36,053,831	2.2
Repurchase Agreements	80,369,196	5.0
Telecommunication Services	47,078,675	2.9
Utilities	29,966,355	1.9
Cash and Other	62,815,718	3.9

		100.0%

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,875,690	$—	$335,962	$2,718,190	$144,149	$(11,373)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,696	December-16	$56,917,580	$57,041,735	$124,155
FTSE 100 Index	396	December-16	34,090,328	35,197,859	1,107,531
SPI 200 Index	136	December-16	13,523,816	14,093,461	569,645
TOPIX Index	265	December-16	34,934,330	34,573,739	(360,591)

					$1,440,740

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount(000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/16/16	Royal Bank of Canada	2,173	$1,660,406	$1,665,973	$(5,567)
British Pound vs. U.S. Dollar, expiring 12/16/16	Royal Bank of Canada	2,863	3,716,849	3,838,506	(121,657)
European Union Euro vs. U.S. Dollar, expiring 12/16/16	Bank of America	4,666	5,260,124	5,269,238	(9,114)
Japanese Yen vs. U.S. Dollar, expiring 12/16/16	Citibank N.A.	343,890	3,402,380	3,402,244	136

					$(136,202)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/5/16	Royal Bank of Canada	326	$249,709	$249,521	$188
British Pound vs. U.S. Dollar, expiring 12/16/16	JPMorgan Chase Bank	515	672,265	668,507	3,758

					$3,946

					$(132,256)

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,578,355	$158,580,550	$—	$165,158,905
Consumer Staples	1,099,997	168,761,969	—	169,861,966
Energy	7,661,062	48,398,945	—	56,060,007
Financials	24,900,121	223,484,202	—	248,384,323
Health Care	15,572,628	140,674,655	—	156,247,283
Industrials	5,863,065	168,187,200	—	174,050,265
Information Technology	25,005,402	77,661,608	—	102,667,010
Materials	3,594,460	89,338,911	—	92,933,371
Real Estate	507,276	35,546,555	—	36,053,831
Telecommunication Services	1,631,558	45,447,117	—	47,078,675
Utilities	—	29,966,355	—	29,966,355
Forward Currency Contracts	—	4,082	—	4,082
Futures	1,801,331	—	—	1,801,331
Investment Companies
Exchange Traded Funds (ETFs)	175,140,324	—	—	175,140,324
Short-Term Investments
Investment Companies	11,662,129	—	—	11,662,129
Repurchase Agreements	—	80,369,196	—	80,369,196

Total Assets	$281,017,708	$1,266,421,345	$—	$1,547,439,053

Liabilities:
Forward Currency Contracts	$—	$(136,338)	$—	$(136,338)
Futures	(360,591)	—	—	(360,591)

Total Liabilities	$(360,591)	$(136,338)	$—	$(496,929)

Total	$280,657,117	$1,266,285,007	$—	$1,546,942,124

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$288,645,092
Aggregate gross unrealized depreciation	(126,647,379)

Net unrealized appreciation	$161,997,713

Federal income tax cost of investments	$1,383,635,927

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.1%)
Abacus Property Group (REIT)	1	$2
Adelaide Brighton Ltd.	26,648	113,279
AGL Energy Ltd.	37,964	554,536
ALS Ltd.(x)	35,278	161,771
Alumina Ltd.(x)	140,781	157,685
Amcor Ltd.	61,702	717,459
AMP Ltd.	165,091	669,738
Ansell Ltd.	9,337	164,790
APA Group	63,548	415,413
APN News & Media Ltd.*	8,169	21,418
ARB Corp., Ltd.	3,357	46,930
Ardent Leisure Group	20,240	43,064
Aristocrat Leisure Ltd.	35,318	428,439
Asaleo Care Ltd.	11,662	14,294
ASX Ltd.	10,768	398,013
Aurizon Holdings Ltd.	115,486	415,949
AusNet Services	81,811	102,924
Australia & New Zealand Banking Group Ltd.	160,477	3,407,497
Automotive Holdings Group Ltd.	903	2,965
Aveo Group(x)	16,815	44,541
Bank of Queensland Ltd.	12,653	110,275
Beach Energy Ltd.	53,100	27,113
Bendigo & Adelaide Bank Ltd.	22,925	189,363
BHP Billiton Ltd.	163,940	2,836,171
BHP Billiton plc	140,703	2,114,749
BlueScope Steel Ltd.	33,690	200,175
Boral Ltd.	43,486	225,405
Brambles Ltd.	88,489	813,672
Breville Group Ltd.	5,221	35,074
BWP Trust (REIT)	26,350	64,844
Caltex Australia Ltd.	13,528	357,105
carsales.com Ltd.	14,419	132,670
Challenger Ltd.	36,965	288,468
Charter Hall Group (REIT)(x)	16,050	62,932
Charter Hall Retail REIT (REIT)	14,347	46,539
CIMIC Group Ltd.	6,002	132,716
Cleanaway Waste Management Ltd.	114,822	98,719
Coca-Cola Amatil Ltd.	20,368	160,075
Cochlear Ltd.	3,590	389,169
Commonwealth Bank of Australia	93,007	5,172,644
Computershare Ltd.	32,745	259,216
Corporate Travel Management Ltd.	3,875	52,485
Cromwell Property Group (REIT)	12,599	9,079
Crown Resorts Ltd.	24,532	246,810
CSL Ltd.	29,126	2,391,978
CSR Ltd.	34,360	95,537
Dexus Property Group (REIT)	52,428	368,660
Domino’s Pizza Enterprises Ltd.	3,712	200,423
Downer EDI Ltd.	28,209	117,588
DUET Group	93,996	180,978
DuluxGroup Ltd.	16,116	81,573
Estia Health Ltd.(x)	7,359	18,774
Evolution Mining Ltd.	75,322	140,524
Fairfax Media Ltd.	153,337	111,311
FlexiGroup Ltd.	8,527	15,216
Flight Centre Travel Group Ltd.(x)	3,640	101,949
Fortescue Metals Group Ltd.	99,315	378,385
G8 Education Ltd.	27,893	65,136
Genworth Mortgage Insurance Australia Ltd.	15,262	31,509
Goodman Group (REIT)	92,754	518,118
GPT Group (REIT)	98,546	382,449
GrainCorp Ltd., Class A	7,979	48,013
Greencross Ltd.	7,100	35,119
GUD Holdings Ltd.	4,390	35,512
GWA Group Ltd.	18,054	39,796
Harvey Norman Holdings Ltd.	29,571	118,026
Healthscope Ltd.	61,077	144,701
Iluka Resources Ltd.	22,492	108,443
Incitec Pivot Ltd.	90,163	195,532
Independence Group NL	24,767	80,507
Insurance Australia Group Ltd.	140,195	588,641
Investa Office Fund (REIT)	33,254	116,467
InvoCare Ltd.(x)	6,750	72,101
IOOF Holdings Ltd.(x)	16,411	109,213
IRESS Ltd.	6,640	60,211
Japara Healthcare Ltd.(x)	16,654	26,114
JB Hi-Fi Ltd.	5,712	127,230
LendLease Group	33,990	366,530
Macquarie Atlas Roads Group	34,650	132,812
Macquarie Group Ltd.	18,640	1,174,200
Magellan Financial Group Ltd.	9,442	157,320
Mayne Pharma Group Ltd.*	66,947	102,787
McMillan Shakespeare Ltd.(x)	2,381	21,622
Medibank Pvt Ltd.	154,725	294,322
Metcash Ltd.*	53,616	86,346
Mineral Resources Ltd.	9,297	79,103
Mirvac Group (REIT)	198,373	340,814
Monadelphous Group Ltd.	8,615	60,134
Myer Holdings Ltd.(x)	40,779	36,480
National Australia Bank Ltd.	143,798	3,080,131
Navitas Ltd.	20,680	82,789
Newcrest Mining Ltd.	43,292	719,209
Nine Entertainment Co. Holdings Ltd.	43,128	34,983
Northern Star Resources Ltd.	38,712	134,835
Nufarm Ltd.	11,910	85,720
OFX Group Ltd.	21,095	30,734
Oil Search Ltd.	61,664	337,415
Orica Ltd.	20,575	240,037
Origin Energy Ltd.	103,127	430,221
Orora Ltd.	83,338	201,324
OZ Minerals Ltd.	18,845	88,022
Pact Group Holdings Ltd.	11,437	55,541
Perpetual Ltd.	2,833	101,637
Platinum Asset Management Ltd.(x)	15,920	61,565
Premier Investments Ltd.	5,965	71,049
Primary Health Care Ltd.(x)	27,634	84,040
Qantas Airways Ltd.	119,737	287,225
QBE Insurance Group Ltd.	79,820	569,469
Qube Holdings Ltd.	31,841	56,964
Ramsay Health Care Ltd.	8,303	504,365
REA Group Ltd.	4,583	198,696
Regis Healthcare Ltd.(x)	8,255	27,617
Regis Resources Ltd.	24,410	70,553
Retail Food Group Ltd.	7,021	37,568
SAI Global Ltd.	10,500	37,418
Sandfire Resources NL	5,890	22,826
Santos Ltd.	89,919	252,870
Scentre Group (REIT)	282,990	1,020,283
SEEK Ltd.	22,102	263,996
Seven Group Holdings Ltd.(x)	6,490	42,782
Seven West Media Ltd.	103,318	57,977
Shopping Centres Australasia Property Group (REIT)	15,034	25,957
Sigma Pharmaceuticals Ltd.	76,540	83,264
Sirtex Medical Ltd.	3,230	78,279
Sonic Healthcare Ltd.	24,785	418,659
South32 Ltd.	290,929	539,064
Southern Cross Media Group Ltd.	37,539	42,201
Spark Infrastructure Group	92,555	163,855
Spotless Group Holdings Ltd.	43,610	35,820

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Star Entertainment Grp Ltd.	52,781	$244,099
Steadfast Group Ltd.	38,427	67,251
Stockland (REIT)	124,591	454,751
Suncorp Group Ltd.	64,735	601,731
Super Retail Group Ltd.	5,904	46,091
Sydney Airport	127,761	686,493
Syrah Resources Ltd.*	12,091	40,618
Tabcorp Holdings Ltd.	50,814	194,475
Tatts Group Ltd.	85,659	239,731
Technology One Ltd.	11,605	53,093
Telstra Corp., Ltd.	637,762	2,532,967
TPG Telecom Ltd.	22,358	148,364
Transurban Group	119,530	1,042,354
Treasury Wine Estates Ltd.	50,744	429,386
Vicinity Centres (REIT)	188,468	458,504
Virgin Australia International Holdings Pty Ltd.*†	96,120	—
Virtus Health Ltd.	4,442	26,242
Vocus Communications Ltd.	29,370	141,060
Wesfarmers Ltd.	58,035	1,963,434
Western Areas Ltd.*	22,353	49,612
Westfield Corp. (REIT)	98,454	734,118
Westpac Banking Corp.	182,049	4,138,616
Whitehaven Coal Ltd.*	29,544	55,672
Woodside Petroleum Ltd.	36,592	804,477
Woolworths Ltd.	65,771	1,174,970
WorleyParsons Ltd.*	12,984	83,262

		58,952,710

Austria (0.4%)
Erste Group Bank AG*	133,938	3,966,858

Belgium (1.8%)
Anheuser-Busch InBev S.A./N.V.	131,661	17,283,638

Brazil (0.1%)
Ambev S.A.	66,100	403,858
Ambev S.A. (ADR)	66,109	402,604

		806,462

Canada (0.2%)
Barrick Gold Corp.	87,914	1,557,836

Chile (0.0%)
Antofagasta plc	28,783	195,024

China (0.9%)
Alibaba Group Holding Ltd. (ADR)*	85,316	9,025,580

Colombia (0.7%)
Bancolombia S.A. (ADR)	91,166	3,559,121
Cementos Argos S.A.	614,515	2,446,679
Grupo Aval Acciones y Valores S.A. (ADR)	68,676	606,409

		6,612,209

Denmark (0.8%)
Novo Nordisk A/S, Class B	183,322	7,638,198

Finland (0.4%)
Nokia Oyj	619,270	3,589,353

France (13.7%)
Air Liquide S.A.(x)	41,162	4,410,574
Airbus Group SE	62,972	3,809,100
AXA S.A.‡	223,885	4,763,433
BNP Paribas S.A.	121,439	6,243,875
Cie de Saint-Gobain	53,561	2,312,406
Cie Generale des Etablissements Michelin	54,054	5,977,276
Danone S.A.	65,704	4,873,424
Engie S.A.(x)	171,382	2,654,878
Essilor International S.A.	84,610	10,911,638
Hermes International	1,148	467,070
J.C. Decaux S.A.	59,315	1,914,866
L’Oreal S.A.	57,355	10,828,343
LVMH Moet Hennessy Louis Vuitton SE	29,436	5,018,185
Orange S.A.	220,775	3,454,746
Pernod-Ricard S.A.	56,062	6,633,080
Safran S.A.	37,975	2,730,526
Sanofi	122,382	9,324,562
Schneider Electric SE	135,222	9,428,759
Societe Generale S.A.	87,917	3,034,069
Total S.A.	261,256	12,382,791
Unibail-Rodamco SE (REIT)	35,947	9,691,455
Vinci S.A.	56,973	4,356,478
Vivendi S.A.	365,972	7,374,689

		132,596,223

Germany (10.6%)
adidas AG	15,000	2,603,364
Allianz SE (Registered)	78,513	11,653,906
BASF SE	98,777	8,447,178
Bayer AG (Registered)	120,851	12,138,747
Bayerische Motoren Werke (BMW) AG	34,963	2,938,229
Daimler AG (Registered)	103,939	7,321,902
Deutsche Bank AG (Registered)*	143,508	1,867,084
Deutsche Post AG (Registered)	102,489	3,202,967
Deutsche Telekom AG (Registered)	344,765	5,779,422
E.ON SE	214,456	1,518,299
Fresenius SE & Co. KGaA	107,974	8,612,582
Linde AG	36,035	6,123,974
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	15,620	2,913,126
SAP SE	160,977	14,646,978
Siemens AG (Registered)	84,491	9,890,771
TUI AG	28,009	398,253
Volkswagen AG (Preference)(q)	17,769	2,334,370

		102,391,152

Ireland (0.6%)
CRH plc	53,343	1,768,814
CRH plc (BATS Europe Exchange)	75,000	2,507,738
Experian plc	65,771	1,317,775
James Hardie Industries plc (CDI)	27,487	431,152

		6,025,479

Italy (1.1%)
Enel S.p.A.	675,971	3,014,839
Eni S.p.A.	277,410	3,997,678
Intesa Sanpaolo S.p.A.	1,535,189	3,408,151

		10,420,668

Japan (18.4%)
77 Bank Ltd.	14,000	57,230
A&A Material Corp.*	2,000	1,747
A&D Co., Ltd.	1,200	4,776
ABC-Mart, Inc.	500	33,982
Accordia Golf Co., Ltd.	4,000	40,767
Accretive Co., Ltd.	1,000	3,541
Achilles Corp.	1,000	14,114
Acom Co., Ltd.*	24,100	113,520
Adastria Co., Ltd.	2,060	47,280
ADEKA Corp.	5,100	70,541
Aderans Co., Ltd.	1,300	5,832
Advan Co., Ltd.	1,400	12,784
Advanex, Inc.	200	2,089
Advantest Corp.(x)	5,600	75,763
Aeon Co., Ltd.	31,999	472,094
Aeon Delight Co., Ltd.	1,400	42,684
Aeon Fantasy Co., Ltd.	400	11,447
AEON Financial Service Co., Ltd.(x)	4,900	85,373
Aeon Hokkaido Corp.	900	4,825

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Mall Co., Ltd.	5,960	$94,110
AGORA Hospitality Group Co., Ltd.*	5,000	1,684
Ai Holdings Corp.	2,100	50,564
Aica Kogyo Co., Ltd.	3,700	98,245
Aichi Bank Ltd.	400	19,446
Aichi Corp.	2,100	15,366
Aichi Steel Corp.	600	30,382
Aichi Tokei Denki Co., Ltd.	100	3,181
Aida Engineering Ltd.(x)	3,300	26,415
Aiful Corp.(x)*	20,300	62,943
Aigan Co., Ltd.*	900	1,761
Ain Holdings, Inc.(x)	1,000	68,097
Aiphone Co., Ltd.	800	13,173
Air Water, Inc.	6,000	113,228
Airport Facilities Co., Ltd.	1,200	5,981
Airtech Japan Ltd.	300	1,803
Aisan Industry Co., Ltd.	1,500	11,902
Aisin Seiki Co., Ltd.	7,748	354,784
Ajinomoto Co., Inc.	14,000	311,858
Akebono Brake Industry Co., Ltd.*	5,700	11,478
Akita Bank Ltd.	8,000	23,759
Alconix Corp.	400	5,587
Alfresa Holdings Corp.	8,000	169,222
Alpen Co., Ltd.	700	12,622
Alpha Corp.	300	2,865
Alpha Systems, Inc.	360	5,924
Alpine Electronics, Inc.	2,400	31,662
Alps Electric Co., Ltd.(x)	7,200	173,123
Altech Co., Ltd.	500	663
Altech Corp.	500	10,934
Amada Holdings Co., Ltd.	13,000	135,038
Amano Corp.	3,400	54,326
Amuse, Inc.	600	11,031
ANA Holdings, Inc.	99,000	269,108
Anest Iwata Corp.	2,000	20,638
Anritsu Corp.	5,000	28,582
AOI Pro, Inc.	500	4,065
AOKI Holdings, Inc.	2,200	24,851
Aomori Bank Ltd.	9,000	28,576
Aoyama Trading Co., Ltd.	1,600	55,214
Aozora Bank Ltd.(x)	39,000	134,337
Arakawa Chemical Industries Ltd.	1,000	12,484
Araya Industrial Co., Ltd.	2,000	2,736
Arcland Sakamoto Co., Ltd.	1,400	15,699
Arcs Co., Ltd.	1,500	37,404
Argo Graphics, Inc.	400	7,730
Ariake Japan Co., Ltd.	1,100	59,306
Arisawa Manufacturing Co., Ltd.	2,000	10,273
Arrk Corp.*	4,200	3,088
As One Corp.	800	34,817
Asahi Co., Ltd.	500	6,211
Asahi Diamond Industrial Co., Ltd.	4,000	32,402
Asahi Glass Co., Ltd.	48,000	310,777
Asahi Group Holdings Ltd.	13,300	484,065
Asahi Kasei Corp.	51,000	406,370
Asahi Kogyosha Co., Ltd.	200	5,696
Asahi Net, Inc.	1,000	4,088
Asahi Organic Chemicals Industry Co., Ltd.	4,000	7,758
Asanuma Corp.	4,000	8,710
Asatsu-DK, Inc.	2,000	53,281
Ashimori Industry Co., Ltd.	3,000	4,583
Asics Corp.	7,500	150,797
ASKA Pharmaceutical Co., Ltd.	1,000	18,292
ASKUL Corp.	900	34,172
Astellas Pharma, Inc.	85,500	1,335,246
Asunaro Aoki Construction Co., Ltd.	500	3,355
Atsugi Co., Ltd.	11,000	11,661
Autobacs Seven Co., Ltd.(x)	100	1,433
Avex Group Holdings, Inc.	2,300	31,268
Awa Bank Ltd.	10,000	61,543
Axell Corp.	400	2,886
Axial Retailing, Inc.	700	24,357
Azbil Corp.	2,300	69,506
Azuma Shipping Co., Ltd.	600	1,696
Bandai Namco Holdings, Inc.	8,600	263,015
Bando Chemical Industries Ltd.	2,000	19,885
Bank of Iwate Ltd.	800	30,932
Bank of Kyoto Ltd.(x)	16,000	117,320
Bank of Nagoya Ltd.(x)	1,100	38,330
Bank of Okinawa Ltd.	1,080	32,099
Bank of Saga Ltd.	7,000	17,256
Bank of the Ryukyus Ltd.	2,500	29,667
Belc Co., Ltd.	600	22,774
Belluna Co., Ltd.	3,000	18,535
Benesse Holdings, Inc.(x)	2,400	61,258
Best Denki Co., Ltd.	3,500	3,779
Bic Camera, Inc.	3,000	24,914
BML, Inc.	1,400	36,893
Bookoff Corp.	700	5,483
BP Castrol KK	500	6,402
Bridgestone Corp.	26,700	984,763
Brother Industries Ltd.	9,700	170,854
Bunka Shutter Co., Ltd.	3,000	23,907
CAC Holdings Corp.	700	5,929
Calbee, Inc.(x)	3,500	132,355
Calsonic Kansei Corp.	6,000	55,487
Can Do Co., Ltd.	1,000	16,082
Canare Electric Co., Ltd.	100	1,917
Canon Electronics, Inc.	1,100	17,450
Canon Marketing Japan, Inc.	2,300	42,794
Canon, Inc.	37,200	1,078,200
Capcom Co., Ltd.(x)	2,600	63,704
Carlit Holdings Co., Ltd.	1,000	5,006
Casio Computer Co., Ltd.(x)	8,700	122,028
Cawachi Ltd.	800	19,333
Central Glass Co., Ltd.	12,000	47,289
Central Japan Railway Co.	6,900	1,180,497
Central Security Patrols Co., Ltd.	500	9,525
Central Sports Co., Ltd.	400	9,503
Chiba Bank Ltd.	31,000	176,168
Chiba Kogyo Bank Ltd.	2,300	9,209
Chilled & Frozen Logistics Holdings Co., Ltd.	400	3,580
Chino Corp.	400	4,021
Chiyoda Co., Ltd.	1,600	39,292
Chiyoda Corp.	9,000	73,939
Chiyoda Integre Co., Ltd.	400	8,135
Chofu Seisakusho Co., Ltd.	1,200	31,458
Chori Co., Ltd.	800	11,798
Chubu Electric Power Co., Inc.	25,400	369,816
Chubu Shiryo Co., Ltd.	1,200	8,759
Chudenko Corp.	2,000	40,503
Chuetsu Pulp & Paper Co., Ltd.	4,000	8,804
Chugai Pharmaceutical Co., Ltd.	9,500	343,032
Chugai Ro Co., Ltd.	4,000	7,917
Chugoku Bank Ltd.(x)	8,000	97,624
Chugoku Electric Power Co., Inc.(x)	11,600	145,801
Chugoku Marine Paints Ltd.	3,000	21,077
Chugokukogyo Co., Ltd.	100	693
Chukyo Bank Ltd.	500	11,316
Chuo Spring Co., Ltd.	1,000	2,811

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ci:z Holdings Co., Ltd.	2,000	$57,428
Citizen Watch Co., Ltd.	15,500	81,085
CKD Corp.	3,400	41,095
Clarion Co., Ltd.	6,000	17,818
Cleanup Corp.	1,200	10,209
CMIC Holdings Co., Ltd.	400	6,083
CMK Corp.*	2,400	12,978
Coca-Cola Central Japan Co., Ltd.	2,764	60,005
Coca-Cola West Co., Ltd.(x)	4,200	117,478
cocokara fine, Inc.	1,100	42,325
COLOPL, Inc.(x)	1,700	26,489
Colowide Co., Ltd.(x)	4,000	72,973
Computer Engineering & Consulting Ltd.	800	15,110
Computer Institute of Japan Ltd.	1,200	5,704
COMSYS Holdings Corp.	3,400	60,284
Concordia Financial Group Ltd.	51,246	224,009
Conexio Corp.	1,000	13,881
Core Corp.	400	4,362
Corona Corp.	500	5,040
Cosel Co., Ltd.	1,800	21,774
Cosmo Energy Holdings Co., Ltd.	1,500	18,853
Cosmos Pharmaceutical Corp.	500	107,264
Create Medic Co., Ltd.	300	2,737
Create SD Holdings Co., Ltd.	1,500	35,818
Credit Saison Co., Ltd.	7,300	121,084
Cresco Ltd.	300	7,572
CTI Engineering Co., Ltd.	700	6,279
CyberAgent, Inc.	4,600	136,491
Cybernet Systems Co., Ltd.	1,000	7,455
Cybozu, Inc.	2,000	10,049
Dai Nippon Printing Co., Ltd.	21,000	205,794
Dai Nippon Toryo Co., Ltd.	7,000	14,101
Daibiru Corp.	3,600	32,885
Daicel Corp.	13,000	164,806
Dai-Dan Co., Ltd.	1,000	7,825
Daido Kogyo Co., Ltd.	2,000	4,358
Daido Metal Co., Ltd.	1,000	10,976
Daido Steel Co., Ltd.	12,000	55,113
Daidoh Ltd.	1,600	6,491
Daifuku Co., Ltd.(x)	5,000	91,808
Daihen Corp.	6,000	31,951
Daiho Corp.	4,000	22,171
Daiichi Jitsugyo Co., Ltd.	2,000	10,924
Dai-ichi Life Holdings, Inc.	48,400	664,304
Daiichi Sankyo Co., Ltd.(x)	29,200	699,530
Daiken Corp.	1,000	19,538
Daiken Medical Co., Ltd.	400	2,994
Daiki Aluminium Industry Co., Ltd.	2,000	7,129
Daikin Industries Ltd.	10,800	1,006,195
Daikoku Denki Co., Ltd.	500	7,596
Daikyo, Inc.(x)	10,000	18,157
Dainichi Co., Ltd.	600	3,873
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	19,511
Daio Paper Corp.(x)	5,000	59,151
Daiohs Corp.	200	1,888
Daisan Bank Ltd.	700	11,509
Daiseki Co., Ltd.	1,900	37,063
Daishi Bank Ltd.	16,000	61,507
Daisue Construction Co., Ltd.	400	3,396
Daisyo Corp.	600	8,980
Daito Bank Ltd.	7,000	11,703
Daito Electron Co., Ltd.	500	3,741
Daito Trust Construction Co., Ltd.	3,300	527,385
Daitobo Co., Ltd.*	1,000	693
Daiwa House Industry Co., Ltd.	27,500	753,200
Daiwa Industries Ltd.	1,000	9,034
Daiwa Securities Group, Inc.	78,000	439,240
Daiwabo Holdings Co., Ltd.	14,100	33,299
Daiyu Lic Holdings Co., Ltd.*	111	653
Danto Holdings Corp.(x)*	1,000	1,815
DCM Holdings Co., Ltd.	5,800	49,850
DeNA Co., Ltd.	4,000	145,058
Denki Kagaku Kogyo KK(x)	13,000	56,249
Denki Kogyo Co., Ltd.	3,000	15,035
Denso Corp.	19,700	786,466
Dentsu, Inc.	86,000	4,352,598
Denyo Co., Ltd.	1,100	11,448
Descente Ltd.	3,000	38,819
DIC Corp.	2,699	83,404
Dijet Industrial Co., Ltd.	1,000	1,445
Disco Corp.	1,000	118,434
DKS Co., Ltd.	2,000	6,594
DMG Mori Co., Ltd.(x)	6,800	70,894
Don Quijote Holdings Co., Ltd.	5,500	201,580
Doshisha Co., Ltd.	1,000	20,964
Doutor Nichires Holdings Co., Ltd.	2,100	38,555
Dowa Holdings Co., Ltd.	9,000	63,000
DTS Corp.	1,100	24,456
Dunlop Sports Co., Ltd.	1,000	10,098
Duskin Co., Ltd.	3,600	66,955
Dydo Drinco, Inc.	500	27,779
Dynic Corp.	2,000	3,214
Eagle Industry Co., Ltd.	1,000	12,213
Earth Chemical Co., Ltd.	100	4,719
East Japan Railway Co.	13,600	1,226,142
Ebara Corp.	3,400	100,622
Ebara Jitsugyo Co., Ltd.	300	3,640
Echo Trading Co., Ltd.	300	1,833
Econach Holdings Co., Ltd.*	3,000	1,278
Eco’s Co., Ltd.	400	4,385
EDION Corp.(x)	4,400	36,861
Ehime Bank Ltd.	1,400	17,598
Eighteenth Bank Ltd.	7,000	20,772
Eiken Chemical Co., Ltd.	1,000	28,787
Eisai Co., Ltd.	10,000	625,008
Eizo Corp.	1,000	27,138
Electric Power Development Co., Ltd.	7,000	168,133
Elematec Corp.	900	17,462
Enplas Corp.	600	18,187
Enshu Ltd.*	2,000	1,229
EPS Holdings, Inc.	2,000	27,471
ESPEC Corp.	1,200	15,633
euglena Co., Ltd.(x)*	3,600	51,921
Excel Co., Ltd.	600	7,459
Exedy Corp.(x)	1,500	38,167
Ezaki Glico Co., Ltd.	2,000	121,104
Faith, Inc.	400	4,631
Falco Holdings Co., Ltd.	600	7,677
FamilyMart UNY Holdings Co., Ltd.(x)	4,490	297,870
Fancl Corp.	2,500	42,547
FANUC Corp.	33,900	5,737,468
Fast Retailing Co., Ltd.	1,400	450,801
FCC Co., Ltd.	1,800	38,675
Feed One Holdings Co., Ltd.	7,520	8,630
Felissimo Corp.	300	2,957
FIDEA Holdings Co., Ltd.	7,000	10,978
Financial Products Group Co., Ltd.	4,600	42,739
First Baking Co., Ltd.*	1,000	1,281
Foster Electric Co., Ltd.	1,100	20,188
FP Corp.	400	22,477
France Bed Holdings Co., Ltd.	1,600	13,918

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
F-Tech, Inc.	400	$4,881
Fudo Tetra Corp.	9,800	16,533
Fuji Co., Ltd.	1,300	26,198
Fuji Corp., Ltd.	1,200	8,158
Fuji Electric Co., Ltd.	21,000	96,214
Fuji Heavy Industries Ltd.	25,200	946,369
Fuji Kiko Co., Ltd.	1,000	3,570
Fuji Kosan Co., Ltd.	400	1,602
Fuji Kyuko Co., Ltd.	3,000	35,088
Fuji Media Holdings, Inc.	7,700	104,582
Fuji Oil Co., Ltd.	3,300	10,379
Fuji Oil Holdings, Inc.	3,300	67,625
Fuji Seal International, Inc.	1,200	49,363
Fuji Soft, Inc.	1,600	44,894
Fujibo Holdings, Inc.	500	14,453
Fujicco Co., Ltd.	1,000	22,993
Fujifilm Holdings Corp.	17,770	657,658
Fujikura Kasei Co., Ltd.	1,600	9,562
Fujikura Ltd.	18,000	97,967
Fujikura Rubber Ltd.	800	3,674
Fujimi, Inc.	1,100	16,626
Fujimori Kogyo Co., Ltd.	900	21,160
Fujita Kanko, Inc.	3,000	10,589
Fujitec Co., Ltd.	3,000	35,734
Fujitsu General Ltd.	2,000	43,445
Fujitsu Ltd.	83,000	448,074
Fujiya Co., Ltd.*	7,000	13,979
FuKoKu Co., Ltd.	500	3,859
Fukuda Corp.	1,000	11,026
Fukui Bank Ltd.	10,000	25,470
Fukui Computer Holdings, Inc.	400	9,564
Fukuoka Financial Group, Inc.	37,000	153,689
Fukushima Bank Ltd.	15,000	13,371
Fukushima Industries Corp.	600	19,646
Fukuyama Transporting Co., Ltd.	8,000	46,569
FULLCASTHoldings Co., Ltd.	1,000	8,865
Funai Electric Co., Ltd.	1,100	9,016
Funai Soken Holdings, Inc.	1,560	23,311
Furukawa Co., Ltd.	21,000	32,885
Furukawa Electric Co., Ltd.	3,100	84,178
Furusato Industries Ltd.	700	10,149
Fuso Pharmaceutical Industries Ltd.	400	11,064
Futaba Corp.	2,100	34,213
Futaba Industrial Co., Ltd.	3,500	17,418
Future Architect, Inc.	1,000	7,462
Fuyo General Lease Co., Ltd.	1,100	54,609
G-7 Holdings, Inc.	300	3,610
Gakken Holdings Co., Ltd.	5,000	15,291
Gakujo Co., Ltd.	400	4,420
Gecoss Corp.	800	6,951
Genki Sushi Co., Ltd.	300	6,172
Geo Holdings Corp.	2,000	25,845
GLOBERIDE, Inc.	500	8,507
Glory Ltd.(x)	3,400	112,576
GMO Internet, Inc.	3,400	45,665
Godo Steel Ltd.	700	12,450
Goldcrest Co., Ltd.	1,100	18,054
Goldwin, Inc.	400	20,971
Gree, Inc.	5,100	28,618
GS Yuasa Corp.	14,000	57,649
GSI Creos Corp.	3,000	3,383
Gun-Ei Chemical Industry Co., Ltd.	300	8,898
Gunma Bank Ltd.	22,000	99,958
Gunze Ltd.	8,000	25,802
Gurunavi, Inc.	2,000	55,000
H2O Retailing Corp.	4,760	67,699
Hachijuni Bank Ltd.	10,000	52,147
Hakudo Co., Ltd.	400	4,889
Hakuhodo DY Holdings, Inc.	10,600	123,777
Hakuto Co., Ltd.	700	6,421
Hakuyosha Co., Ltd.	100	2,359
Hamakyorex Co., Ltd.	600	10,819
Hamamatsu Photonics KK(x)	6,000	184,334
Hankyu Hanshin Holdings, Inc.	9,800	336,938
Hanwa Co., Ltd.	11,000	66,756
Happinet Corp.	600	6,325
Hard Off Corp. Co., Ltd.	500	5,413
Harima Chemicals, Inc.	1,100	5,533
Haruyama Trading Co., Ltd.	500	3,762
Haseko Corp.	10,500	101,102
Hayashikane Sangyo Co., Ltd.*	400	3,380
Hazama Ando Corp.	7,520	45,691
Heiwa Corp.	4,220	93,820
Heiwa Real Estate Co., Ltd.	1,800	25,928
Heiwado Co., Ltd.	2,400	46,656
Helios Techno Holding Co., Ltd.	1,100	4,125
Hibiya Engineering Ltd.	1,800	29,493
Hiday Hidaka Corp.	1,036	24,987
Hikari Tsushin, Inc.	900	83,430
Hino Motors Ltd.(x)	12,000	128,472
Hioki EE Corp.	500	9,440
Hirakawa Hewtech Corp.	400	3,312
Hirose Electric Co., Ltd.	1,375	180,728
Hiroshima Bank Ltd.	20,000	82,993
HIS Co., Ltd.(x)	2,600	67,848
Hisaka Works Ltd.	1,000	8,461
Hisamitsu Pharmaceutical Co., Inc.	2,600	140,334
Hitachi Capital Corp.(x)	1,200	25,485
Hitachi Chemical Co., Ltd.	4,600	105,433
Hitachi Construction Machinery Co., Ltd.(x)	4,200	83,705
Hitachi High-Technologies Corp.	1,800	71,748
Hitachi Koki Co., Ltd.	3,300	23,973
Hitachi Kokusai Electric, Inc.	2,000	36,692
Hitachi Ltd.	212,640	994,544
Hitachi Metals Ltd.	9,400	114,882
Hitachi Transport System Ltd.	2,100	41,913
Hitachi Zosen Corp.	5,100	25,816
Hochiki Corp.	1,000	11,103
Hodogaya Chemical Co., Ltd.	200	5,350
Hogy Medical Co., Ltd.	600	42,009
Hokkaido Electric Power Co., Inc.	7,100	60,574
Hokkaido Gas Co., Ltd.	2,000	5,471
Hokkan Holdings Ltd.	3,000	10,318
Hokko Chemical Industry Co., Ltd.	1,000	2,903
Hokkoku Bank Ltd.	14,000	42,305
Hokuetsu Bank Ltd.	1,300	27,515
Hokuetsu Kishu Paper Co., Ltd.	8,000	48,181
Hokuhoku Financial Group, Inc.	2,900	39,037
Hokuriku Electric Industry Co., Ltd.	4,000	4,726
Hokuriku Electric Power Co.(x)	7,800	95,061
Hokushin Co., Ltd.	800	1,025
Hokuto Corp.	1,400	25,164
Honda Motor Co., Ltd.	70,500	2,029,699
Honeys Co., Ltd.	1,080	12,657
Hoosiers Holdings Co., Ltd.	2,000	10,440
Horiba Ltd.	2,100	103,096
Hoshizaki Electric Co., Ltd.	1,500	137,007
Hosiden Corp.	3,000	21,791
Hosokawa Micron Corp.	2,000	11,258
House Foods Group, Inc.	3,600	82,454
House of Rose Co., Ltd.	100	1,426
Howa Machinery Ltd.	600	3,123

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hoya Corp.	86,200	$3,461,723
Hulic Co., Ltd.	14,800	151,046
Hurxley Corp.	300	2,761
Hyakugo Bank Ltd.	11,000	39,775
Hyakujushi Bank Ltd.	14,000	42,745
Ibiden Co., Ltd.(x)	4,300	57,755
IBJ Leasing Co., Ltd.	1,700	34,205
Ichibanya Co., Ltd.	800	28,000
Ichiken Co., Ltd.	1,000	2,992
Ichikoh Industries Ltd.	2,000	5,998
Ichinen Holdings Co., Ltd.	1,300	12,310
Ichiyoshi Securities Co., Ltd.	2,700	20,490
Icom, Inc.	600	11,925
Idec Corp.	1,400	12,971
Idemitsu Kosan Co., Ltd.	3,200	65,929
IDOM, Inc.(x)	3,300	18,546
Ihara Chemical Industry Co., Ltd.(x)	2,000	17,843
IHI Corp.(x)	66,000	191,678
Iida Group Holdings Co., Ltd.	5,976	120,127
Iino Kaiun Kaisha Ltd.	5,900	21,284
Ikegami Tsushinki Co., Ltd.	3,000	3,804
Imasen Electric Industrial Co., Ltd.	800	6,917
Impress Holdings, Inc.	1,000	1,379
Inaba Denki Sangyo Co., Ltd.	100	3,615
Inaba Seisakusho Co., Ltd.	600	7,549
Inabata & Co., Ltd.	3,200	32,859
Inageya Co., Ltd.	1,000	14,117
INES Corp.	1,600	18,272
I-Net Corp.	550	5,661
Information Services International-Dentsu Ltd.	700	13,133
Inpex Corp.	44,600	404,359
Intage Holdings, Inc.	600	10,054
Internet Initiative Japan, Inc.	700	13,114
Inui Global Logistics Co., Ltd.	490	4,729
I’rom Group Co., Ltd.*	300	3,047
Iseki & Co., Ltd.	13,000	32,381
Isetan Mitsukoshi Holdings Ltd.	16,800	165,345
Ishihara Sangyo Kaisha Ltd.*	2,100	13,235
Ishii Iron Works Co., Ltd.	100	1,487
Ishikawa Seisakusho Ltd.*	200	1,302
Ishizuka Glass Co., Ltd.	1,000	1,516
Isuzu Motors Ltd.	24,400	286,938
Itfor, Inc.	1,300	7,858
Ito En Ltd.	3,000	106,438
ITOCHU Corp.	56,900	712,784
Itochu Enex, Co., Ltd.	2,700	20,746
Itochu Techno-Solutions Corp.	2,400	61,715
Itochu-Shokuhin Co., Ltd.	300	12,095
Itoham Yonekyu Holdings, Inc.*	7,370	76,945
Itoki Corp.	2,600	17,586
IwaiCosmo Holdings, Inc.	1,100	9,591
Iwaki & Co., Ltd.	1,000	1,913
Iwasaki Electric Co., Ltd.	4,000	6,282
Iwatani Corp.	3,000	18,495
Iwatsu Electric Co., Ltd.*	5,000	3,466
Iyo Bank Ltd.(x)	4,100	24,808
Izumi Co., Ltd.	1,700	73,105
Izutsuya Co., Ltd.*	600	2,429
J. Front Retailing Co., Ltd.	9,500	124,476
Jaccs Co., Ltd.	8,000	30,598
Jafco Co., Ltd.	1,600	47,002
Jalux, Inc.	300	5,111
Janome Sewing Machine Co., Ltd.*	1,200	6,757
Japan Airlines Co., Ltd.	13,500	397,426
Japan Airport Terminal Co., Ltd.(x)	1,600	60,826
Japan Asia Investment Co., Ltd.*	800	2,634
Japan Aviation Electronics Industry Ltd.	2,000	31,114
Japan Cash Machine Co., Ltd.	1,100	16,723
Japan Digital Laboratory Co., Ltd.	1,000	14,614
Japan Display, Inc.*	17,300	27,008
Japan Drilling Co., Ltd.	300	7,074
Japan Electronic Materials Corp.	500	2,396
Japan Exchange Group, Inc.	25,400	397,450
Japan Foods Co., Ltd.	100	1,147
Japan Foundation Engineering Co., Ltd.	1,700	5,780
Japan Medical Dynamic Marketing, Inc.	1,000	7,662
Japan Oil Transportation Co., Ltd.	100	2,218
Japan Petroleum Exploration Co., Ltd.	100	2,207
Japan Pulp & Paper Co., Ltd.	6,000	19,539
Japan Radio Co., Ltd.	600	8,574
Japan Securities Finance Co., Ltd.	5,546	24,016
Japan Steel Works Ltd.(x)	3,200	72,597
Japan Tobacco, Inc.	160,864	6,572,107
Japan Transcity Corp.	2,000	7,270
Japan Wool Textile Co., Ltd.	4,000	28,450
Jastec Co., Ltd.	700	7,500
JBCC Holdings, Inc.	1,000	6,522
JCU Corp.	200	7,756
Jeans Mate Corp.*	300	504
Jeol Ltd.	4,000	16,165
JFE Holdings, Inc.(x)	22,444	327,248
JGC Corp.(x)	9,000	156,410
JK Holdings Co., Ltd.	1,100	5,424
JMS Co., Ltd.	1,000	2,678
Joban Kosan Co., Ltd.	300	4,425
J-Oil Mills, Inc.	500	17,787
Joshin Denki Co., Ltd.	2,000	17,181
JSP Corp.	800	18,182
JSR Corp.(x)	8,100	127,294
JTEKT Corp.	10,500	157,819
Juki Corp.	1,400	10,222
Juroku Bank Ltd.	15,000	42,790
JVC Kenwood Corp.	5,800	14,587
JX Holdings, Inc.	85,700	345,951
K&O Energy Group, Inc.	500	7,174
K.R.S. Corp.	300	7,104
kabu.com Securities Co., Ltd.	9,800	32,942
Kadokawa Dwango Corp.	1,484	21,601
Kaga Electronics Co., Ltd.	1,200	14,848
Kagome Co., Ltd.	2,200	57,688
Kajima Corp.	45,000	314,529
Kakaku.com, Inc.(x)	8,000	144,451
Kaken Pharmaceutical Co., Ltd.	1,800	110,560
Kamei Corp.	1,000	8,711
Kamigumi Co., Ltd.	11,000	95,845
Kanaden Corp.	1,000	9,867
Kanagawa Chuo Kotsu Co., Ltd.	1,000	7,077
Kanamoto Co., Ltd.	1,000	25,704
Kandenko Co., Ltd.	6,000	55,349
Kaneka Corp.	13,000	102,960
Kanematsu Corp.	27,000	41,912
Kanematsu Electronics Ltd.	700	13,259
Kanematsu Sustech Corp.	1,000	1,526
Kansai Electric Power Co., Inc.*	35,500	322,460
Kansai Paint Co., Ltd.(x)	10,200	223,435
Kansai Urban Banking Corp.	1,700	17,384
Kanto Denka Kogyo Co., Ltd.	2,000	18,065
Kao Corp.	20,700	1,165,947
Kappa Create Co., Ltd.	1,800	21,431

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kasai Kogyo Co., Ltd.	1,000	$10,445
Katakura & Co-op Agri Corp.	275	576
Katakura Industries Co., Ltd.	1,400	16,686
Kato Sangyo Co., Ltd.	1,700	40,245
Kato Works Co., Ltd.	400	8,355
Kawada Technologies, Inc.	200	8,831
Kawai Musical Instruments Manufacturing Co., Ltd.	400	7,005
Kawasaki Heavy Industries Ltd.	67,000	207,516
Kawasaki Kisen Kaisha Ltd.(x)	39,000	100,379
KDDI Corp.	76,800	2,363,333
Keihan Holdings Co., Ltd.(x)	16,000	111,841
Keihanshin Building Co., Ltd.	1,400	7,060
Keihin Co., Ltd.	2,000	2,597
Keihin Corp.	2,500	39,680
Keikyu Corp.	16,000	166,784
Keio Corp.(x)	23,000	200,863
Keisei Electric Railway Co., Ltd.	6,000	149,738
Keiyo Bank Ltd.	5,000	21,233
Keiyo Co., Ltd.	2,200	11,250
Kenedix, Inc.	16,500	73,403
Kewpie Corp.	5,100	157,324
Key Coffee, Inc.	1,200	22,536
Keyence Corp.	1,690	1,230,011
Kikkoman Corp.(x)	7,000	223,554
Kimoto Co., Ltd.	2,200	5,079
Kimura Chemical Plants Co., Ltd.	1,100	3,887
Kimura Unity Co., Ltd.	200	2,015
Kinden Corp.	5,000	57,538
King Jim Co., Ltd.	1,000	8,357
Kinki Sharyo Co., Ltd.	100	2,289
Kintetsu Department Store Co., Ltd.*	1,000	3,454
Kintetsu Group Holdings Co., Ltd.	78,000	326,965
Kintetsu World Express, Inc.	2,200	28,461
Kirin Holdings Co., Ltd.	27,700	458,608
Kirindo Holdings Co., Ltd.	500	4,046
Kisoji Co., Ltd.	1,400	31,459
Kissei Pharmaceutical Co., Ltd.	2,600	69,441
Kitagawa Iron Works Co., Ltd.	500	8,240
Kita-Nippon Bank Ltd.	300	8,065
Kitano Construction Corp.	3,000	7,838
Kitazawa Sangyo Co., Ltd.	1,000	1,603
Kitz Corp.	5,100	28,125
KNT-CT Holdings Co., Ltd.*	4,000	4,442
Koa Corp.	1,500	12,797
Koatsu Gas Kogyo Co., Ltd.	1,000	6,707
Kobayashi Pharmaceutical Co., Ltd.	2,600	135,559
Kobayashi Yoko Co., Ltd.	300	843
Kobe Steel Ltd.*	12,900	116,757
Koei Tecmo Holdings Co., Ltd.	2,880	57,052
Kohnan Shoji Co., Ltd.	1,100	21,398
Kohsoku Corp.	700	6,628
Koito Manufacturing Co., Ltd.	5,300	258,024
Kojima Co., Ltd.*	1,500	3,267
Kokuyo Co., Ltd.	6,400	92,779
Komaihal, Inc.	200	3,886
Komatsu Ltd.	33,690	771,975
Komatsu Seiren Co., Ltd.	2,000	12,800
Komatsu Wall Industry Co., Ltd.	400	6,652
Komeri Co., Ltd.	1,600	38,855
Komori Corp.	3,400	42,775
Konaka Co., Ltd.	1,400	6,575
Konami Corp.	4,600	178,119
Konica Minolta, Inc.(x)	21,000	178,151
Konishi Co., Ltd.	2,000	25,003
Kosaido Co., Ltd.*	900	2,715
Kose Corp.	1,200	122,984
Kosei Securities Co., Ltd.	2,000	2,251
Kourakuen Corp.	700	10,836
Krosaki Harima Corp.	2,000	5,155
K’s Holdings Corp.	3,400	56,164
Kubota Corp.	35,000	529,076
Kumagai Gumi Co., Ltd.	10,000	25,850
Kumiai Chemical Industry Co., Ltd.(x)	2,000	10,551
Kura Corp.	600	29,217
Kurabo Industries Ltd.	12,000	22,766
Kuraray Co., Ltd.	11,900	176,632
Kuraudia Co., Ltd.	200	1,001
Kureha Corp.	800	29,335
Kurimoto Ltd.	600	10,220
Kurita Water Industries Ltd.	3,500	83,223
Kuroda Electric Co., Ltd.	1,600	30,660
KYB Corp.	7,000	31,308
Kyocera Corp.	11,300	542,115
Kyodo Printing Co., Ltd.	3,000	9,852
Kyoei Sangyo Co., Ltd.	1,000	1,299
Kyoei Steel Ltd.	1,300	24,671
Kyoei Tanker Co., Ltd.	1,000	1,849
Kyokuto Boeki Kaisha Ltd.	1,000	1,893
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	26,546
Kyokuto Securities Co., Ltd.	1,600	20,525
Kyokuyo Co., Ltd.(x)	500	13,572
Kyorin Holdings, Inc.	3,000	67,999
Kyoritsu Maintenance Co., Ltd.	600	37,483
Kyoritsu Printing Co., Ltd.	1,000	2,972
Kyosan Electric Manufacturing Co., Ltd.	2,000	7,592
Kyoto Kimono Yuzen Co., Ltd.	700	6,019
Kyowa Electronic Instruments Co., Ltd.	1,000	3,472
Kyowa Exeo Corp.	4,900	69,780
Kyowa Hakko Kirin Co., Ltd.	10,000	157,460
Kyowa Leather Cloth Co., Ltd.	700	5,313
Kyudenko Corp.	2,000	73,232
Kyushu Electric Power Co., Inc.	19,200	178,585
Kyushu Financial Group, Inc.(x)	16,770	114,451
Land Business Co., Ltd.	1,000	2,685
Land Co., Ltd.*	1,300	204
Lawson, Inc.	2,300	181,226
LEC, Inc.	300	7,232
Leopalace21 Corp.	7,300	48,169
Life Corp.	700	22,313
Lintec Corp.	900	18,001
Lion Corp.	10,000	161,753
Lixil Group Corp.	13,640	292,595
Look, Inc.	2,000	2,790
M3, Inc.	8,300	282,664
Mabuchi Motor Co., Ltd.	2,400	132,972
Macnica Fuji Electronics Holdings, Inc.	1,850	21,160
Maeda Corp.	8,000	67,918
Maeda Road Construction Co., Ltd.	4,000	71,571
Maezawa Industries, Inc.	900	2,644
Maezawa Kasei Industries Co., Ltd.	900	8,823
Maezawa Kyuso Industries Co., Ltd.	400	5,349
Makino Milling Machine Co., Ltd.	6,000	36,972
Makita Corp.	4,800	341,356
Mandom Corp.	1,300	59,434
Marche Corp.	300	2,431
Mars Engineering Corp.	600	11,920
Marubeni Construction Material Lease Co., Ltd.	1,000	1,771
Marubeni Corp.	71,800	368,090

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Marubun Corp.	900	$5,211
Marudai Food Co., Ltd.	6,000	29,233
Maruei Department Store Co., Ltd.*	2,000	1,624
Maruha Nichiro Corp.	2,700	73,359
Marui Group Co., Ltd.	10,400	137,331
Maruichi Steel Tube Ltd.(x)	1,600	55,272
Maruka Machinery Co., Ltd.	400	4,657
Marusan Securities Co., Ltd.	3,900	32,236
Maruwa Co., Ltd.	300	11,314
Maruwn Corp.	600	1,393
Maruyama Manufacturing Co., Inc.	2,000	3,354
Maruzen CHI Holdings Co., Ltd.*	600	2,245
Maruzen Showa Unyu Co., Ltd.	4,000	15,270
Matsuda Sangyo Co., Ltd.	800	10,975
Matsui Construction Co., Ltd.	1,000	11,733
Matsui Securities Co., Ltd.	100	817
Matsumotokiyoshi Holdings Co., Ltd.	1,900	98,180
Matsuya Co., Ltd.	2,200	15,550
Matsuya Foods Co., Ltd.	500	15,544
Max Co., Ltd.	2,000	24,106
Mazda Motor Corp.	28,000	430,198
Mebuki Financial Group, Inc.	32,760	117,404
MEC Co., Ltd.	800	7,984
Medical System Network Co., Ltd.	400	1,881
Medipal Holdings Corp.	7,600	131,462
Megachips Corp.	1,100	22,560
Megmilk Snow Brand Co., Ltd.	2,700	98,610
Meidensha Corp.	12,000	39,492
Meiji Holdings Co., Ltd.	5,400	534,210
Meiji Shipping Co., Ltd.	1,100	4,028
Meiko Network Japan Co., Ltd.	900	7,962
Meitec Corp.	1,000	35,129
Meito Sangyo Co., Ltd.	600	7,889
Meiwa Corp.	900	3,013
Meiwa Estate Co., Ltd.	700	3,898
Melco Holdings, Inc.	600	14,583
Michinoku Bank Ltd.	6,000	11,822
Mie Bank Ltd.	500	9,872
Milbon Co., Ltd.	720	35,308
Mimasu Semiconductor Industry Co., Ltd.	1,000	11,843
Minato Bank Ltd.	1,200	19,184
Minebea Co., Ltd.(x)	15,000	142,041
Ministop Co., Ltd.	900	15,535
Miraca Holdings, Inc.	2,600	129,641
Mirait Holdings Corp.	3,600	30,624
Misawa Homes Co., Ltd.	1,600	12,173
MISUMI Group, Inc.(x)	7,800	146,099
Mitachi Co., Ltd.	200	1,166
Mito Securities Co., Ltd.	3,000	7,123
Mitsuba Corp.	2,000	26,373
Mitsubishi Chemical Holdings Corp.	55,000	345,776
Mitsubishi Corp.	55,310	1,257,249
Mitsubishi Electric Corp.	85,000	1,088,213
Mitsubishi Estate Co., Ltd.	57,000	1,068,595
Mitsubishi Gas Chemical Co., Inc.	6,500	92,951
Mitsubishi Heavy Industries Ltd.	149,000	622,990
Mitsubishi Kakoki Kaisha Ltd.	3,000	6,229
Mitsubishi Logistics Corp.(x)	6,000	86,521
Mitsubishi Materials Corp.	3,700	101,125
Mitsubishi Motors Corp.	34,100	158,881
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	6,640
Mitsubishi Paper Mills Ltd.*	1,800	12,168
Mitsubishi Pencil Co., Ltd.	1,000	49,598
Mitsubishi Research Institute, Inc.	400	12,552
Mitsubishi Shokuhin Co., Ltd.	1,100	35,679
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	11,619
Mitsubishi Tanabe Pharma Corp.	10,100	215,877
Mitsubishi UFJ Financial Group, Inc.	634,900	3,201,564
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	90,390
Mitsuboshi Belting Ltd.	3,000	25,560
Mitsui & Co., Ltd.(x)	57,700	798,105
Mitsui Chemicals, Inc.	38,090	181,535
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	47,893
Mitsui Fudosan Co., Ltd.	41,000	873,001
Mitsui High-Tec, Inc.	1,400	9,611
Mitsui Home Co., Ltd.	1,000	4,690
Mitsui Matsushima Co., Ltd.	800	9,262
Mitsui Mining & Smelting Co., Ltd.	12,000	25,113
Mitsui O.S.K. Lines Ltd.	41,000	95,413
Mitsui Sugar Co., Ltd.	1,000	24,101
Mitsui-Soko Holdings Co., Ltd.	5,000	15,886
Mitsumi Electric Co., Ltd.(x)*	4,300	24,286
Mitsumura Printing Co., Ltd.	1,000	2,109
Mitsuuroko Group Holdings Co., Ltd.	1,900	10,851
Miura Co., Ltd.	6,000	120,162
Miyaji Engineering Group, Inc.	4,000	5,970
Miyakoshi Holdings, Inc.*	300	1,478
Miyazaki Bank Ltd.	8,000	21,238
Miyoshi Oil & Fat Co., Ltd.	4,000	4,990
Mizuho Financial Group, Inc.	1,132,480	1,892,140
Mizuno Corp.	6,000	32,197
Mochida Pharmaceutical Co., Ltd.	1,000	78,256
Modec, Inc.	1,000	17,845
Monex Group, Inc.	7,000	16,453
MonotaRO Co., Ltd.	3,600	96,723
Morinaga & Co., Ltd.(x)	1,800	86,780
Morinaga Milk Industry Co., Ltd.	11,000	87,913
Morita Holdings Corp.	2,000	28,363
Morozoff Ltd.	2,000	8,700
Mory Industries, Inc.	400	6,384
MOS Food Services, Inc.	1,600	50,856
Mr. Max Corp.	1,200	3,803
MS&AD Insurance Group Holdings, Inc.	22,100	616,517
Murata Manufacturing Co., Ltd.	8,465	1,104,124
Musashi Seimitsu Industry Co., Ltd.	1,200	28,175
Musashino Bank Ltd.	1,900	48,035
Mutoh Holdings Co., Ltd.	1,000	2,278
Nabtesco Corp.	5,100	144,382
NAC Co., Ltd.	400	3,468
Nachi-Fujikoshi Corp.	12,000	44,151
Nagaileben Co., Ltd.	1,200	26,737
Nagano Bank Ltd.	400	7,577
Nagano Keiki Co., Ltd.	800	4,663
Nagase & Co., Ltd.	6,300	75,767
Nagatanien Holdings Co., Ltd.	1,000	12,973
Nagoya Railroad Co., Ltd.(x)	20,000	108,687
Naigai Co., Ltd.*	3,000	1,635
Nakabayashi Co., Ltd.	2,000	4,691
Nakamuraya Co., Ltd.	300	13,835
Nakano Corp.	1,000	3,966
Nakayama Steel Works Ltd.*	600	3,942
Nakayamafuku Co., Ltd.	700	5,464
Nakayo, Inc.	1,000	3,456
Namura Shipbuilding Co., Ltd.	1,024	6,914
Nankai Electric Railway Co., Ltd.	16,000	76,851
Nanto Bank Ltd.	1,100	38,955
Natori Co., Ltd.	600	10,379
NC Holdings Co., Ltd.*	300	2,602
NEC Capital Solutions Ltd.	300	4,954
NEC Corp.	113,000	291,936

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NEC Networks & System Integration Corp.	1,100	$18,701
NET One Systems Co., Ltd.	900	6,262
Neturen Co., Ltd.	1,700	13,024
Nexon Co., Ltd.	8,800	137,505
Nexyz Corp.	500	7,096
NGK Insulators Ltd.	11,400	236,058
NGK Spark Plug Co., Ltd.(x)	9,000	158,561
NH Foods Ltd.	6,000	144,739
NHK Spring Co., Ltd.	9,700	93,935
Nice Holdings, Inc.	5,000	6,992
Nichia Steel Works Ltd.	1,000	2,171
Nichias Corp.	6,000	52,996
Nichiban Co., Ltd.	1,000	7,639
Nichicon Corp.	3,900	31,088
Nichiden Corp.	500	14,118
Nichiha Corp.	1,200	26,753
NichiiGakkan Co., Ltd.	2,200	17,150
Nichi-iko Pharmaceutical Co., Ltd.	2,100	40,195
Nichimo Co., Ltd.	1,000	1,498
Nichirei Corp.	3,500	78,772
Nichireki Co., Ltd.	1,000	7,274
Nidec Corp.	9,927	913,295
Nifco, Inc.(x)	1,700	90,356
Nihon Chouzai Co., Ltd.	300	13,127
Nihon Dempa Kogyo Co., Ltd.	900	7,221
Nihon Eslead Corp.	500	5,127
Nihon Kohden Corp.	4,400	107,046
Nihon M&A Center, Inc.	2,600	80,362
Nihon Nohyaku Co., Ltd.	2,000	10,099
Nihon Parkerizing Co., Ltd.(x)	6,000	87,599
Nihon Tokushu Toryo Co., Ltd.	1,000	12,571
Nihon Trim Co., Ltd.	200	12,009
Nihon Unisys Ltd.	3,300	42,268
Nihon Yamamura Glass Co., Ltd.	5,000	8,567
Nikkato Corp.	400	1,538
Nikkiso Co., Ltd.	4,000	35,874
Nikko Co., Ltd.	200	3,225
Nikkon Holdings Co., Ltd.	3,000	65,327
Nikon Corp.	16,100	240,442
Nintendo Co., Ltd.	5,000	1,323,031
Nippo Corp.	3,000	56,997
Nippon Air Conditioning Services Co., Ltd.	1,200	6,836
Nippon Beet Sugar Manufacturing Co., Ltd.	700	13,675
Nippon Carbide Industries Co., Inc.	3,000	4,226
Nippon Carbon Co., Ltd.	6,000	10,276
Nippon Ceramic Co., Ltd.	800	14,921
Nippon Chemical Industrial Co., Ltd.	4,000	9,419
Nippon Chemi-Con Corp.	7,000	11,441
Nippon Chemiphar Co., Ltd.	100	4,205
Nippon Chutetsukan KK	1,000	1,648
Nippon Coke & Engineering Co., Ltd.	10,000	8,154
Nippon Concrete Industries Co., Ltd.	1,000	3,582
Nippon Denko Co., Ltd.	5,000	8,448
Nippon Densetsu Kogyo Co., Ltd.	2,000	37,475
Nippon Denwa Shisetsu Co., Ltd.	200	4,884
Nippon Electric Glass Co., Ltd.	20,000	103,556
Nippon Express Co., Ltd.	34,000	158,875
Nippon Felt Co., Ltd.	700	3,509
Nippon Filcon Co., Ltd.	900	4,340
Nippon Fine Chemical Co., Ltd.	1,000	7,843
Nippon Flour Mills Co., Ltd.	4,000	61,415
Nippon Gas Co., Ltd.	1,100	34,296
Nippon Hume Corp.	1,000	6,137
Nippon Kanzai Co., Ltd.	800	11,854
Nippon Kasei Chemical Co., Ltd.	2,000	2,597
Nippon Kayaku Co., Ltd.	5,000	53,896
Nippon Kinzoku Co., Ltd.*	300	2,769
Nippon Koei Co., Ltd.	4,000	18,452
Nippon Koshuha Steel Co., Ltd.	5,000	3,510
Nippon Light Metal Holdings Co., Ltd.	2,800	6,034
Nippon Paint Holdings Co., Ltd.(x)	6,900	231,493
Nippon Paper Industries Co., Ltd.	4,600	84,007
Nippon Parking Development Co., Ltd.	13,000	18,205
Nippon Pillar Packing Co., Ltd.	1,000	10,122
Nippon Piston Ring Co., Ltd.	400	6,056
Nippon Road Co., Ltd.	4,000	16,100
Nippon Seisen Co., Ltd.	1,000	4,507
Nippon Sharyo Ltd.*	4,000	10,527
Nippon Sheet Glass Co., Ltd.*	3,800	30,317
Nippon Shinyaku Co., Ltd.	3,000	162,560
Nippon Shokubai Co., Ltd.	1,000	62,361
Nippon Signal Co., Ltd.	2,800	23,605
Nippon Soda Co., Ltd.(x)	7,000	29,938
Nippon Steel & Sumikin Bussan Corp.	740	26,208
Nippon Steel & Sumitomo Metal Corp.	34,054	699,262
Nippon Suisan Kaisha Ltd.	16,000	68,743
Nippon Systemware Co., Ltd.	400	7,101
Nippon Telegraph & Telephone Corp.	59,620	2,722,868
Nippon Television Holdings, Inc.	6,700	113,399
Nippon Thompson Co., Ltd.	4,000	14,822
Nippon Valqua Industries Ltd.	1,000	13,635
Nippon Yakin Kogyo Co., Ltd.	6,500	9,473
Nippon Yusen KK	66,000	123,580
Nipro Corp.	4,800	60,963
Nishimatsu Construction Co., Ltd.	11,000	51,162
Nishimatsuya Chain Co., Ltd.	700	10,627
Nishi-Nippon City Bank Ltd.†	20,000	42,306
Nissan Chemical Industries Ltd.	5,300	160,566
Nissan Motor Co., Ltd.	107,720	1,054,858
Nissan Shatai Co., Ltd.	4,000	36,884
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	2,251
Nissei Build Kogyo Co., Ltd.	4,000	19,234
Nissei Plastic Industrial Co., Ltd.	1,000	7,123
Nissen Holdings Co., Ltd.*	2,400	1,712
Nissha Printing Co., Ltd.(x)	2,200	54,247
Nisshin Fudosan Co., Ltd.	1,400	4,729
Nisshin Oillio Group Ltd.	6,000	27,859
Nisshin Seifun Group, Inc.	9,505	144,627
Nisshin Steel Co., Ltd.	5,004	67,673
Nisshinbo Holdings, Inc.	8,000	79,285
Nissin Corp.	4,000	12,590
Nissin Electric Co., Ltd.	2,000	33,296
Nissin Foods Holdings Co., Ltd.(x)	3,500	212,269
Nissin Kogyo Co., Ltd.	2,100	32,009
Nissui Pharmaceutical Co., Ltd.	500	5,700
Nitori Holdings Co., Ltd.	3,300	394,834
Nitta Corp.	1,100	27,535
Nittetsu Mining Co., Ltd.	300	11,644
Nitto Boseki Co., Ltd.	10,000	32,657
Nitto Denko Corp.	6,520	423,163
Nitto Fuji Flour Milling Co., Ltd.	100	3,525
Nitto Kogyo Corp.	1,800	23,573
Nitto Kohki Co., Ltd.	700	16,429
Nitto Seiko Co., Ltd.	1,000	3,635
Nitto Seimo Co., Ltd.	1,000	1,511
Nittoc Construction Co., Ltd.	750	3,548

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NOF Corp.	11,000	$111,826
Nohmi Bosai Ltd.	1,000	14,870
NOK Corp.(x)	5,000	109,535
Nomura Co., Ltd.	2,000	31,142
Nomura Holdings, Inc.	143,400	641,757
Nomura Real Estate Holdings, Inc.	6,400	107,986
Nomura Research Institute Ltd.	4,730	163,219
Noritake Co., Ltd.	600	13,880
Noritsu Koki Co., Ltd.	1,100	7,623
Noritz Corp.	2,300	47,465
North Pacific Bank Ltd.	2,400	8,529
NS Solutions Corp.	2,000	35,040
NS United Kaiun Kaisha Ltd.	4,000	5,527
NSD Co., Ltd.	2,530	40,638
NSK Ltd.	18,000	184,716
NTN Corp.	23,000	80,476
NTT Data Corp.	5,900	294,885
NTT DoCoMo, Inc.	57,800	1,465,479
NTT Urban Development Corp.	6,200	59,852
Obara Group, Inc.	800	31,407
Obayashi Corp.	27,000	267,631
Obayashi Road Corp.	1,000	6,324
Obic Business Consultants Co., Ltd.	600	29,010
Obic Co., Ltd.	2,900	154,284
Odakyu Electric Railway Co., Ltd.(x)	12,500	278,099
Oenon Holdings, Inc.	3,000	6,880
Ogaki Kyoritsu Bank Ltd.	16,000	53,374
Ohara, Inc.	400	2,446
Ohashi Technica, Inc.	600	7,500
Oie Sangyo Co., Ltd.	300	2,800
Oiles Corp.	1,560	26,561
Oita Bank Ltd.	7,000	25,433
Oizumi Corp.	400	2,949
Oji Holdings Corp.	34,000	134,536
Okabe Co., Ltd.	2,700	22,009
Okamoto Industries, Inc.	4,000	50,079
Okamura Corp.	4,000	38,717
Okasan Securities Group, Inc.	6,000	30,859
Okaya Electric Industries Co., Ltd.	600	2,232
Oki Electric Cable Co., Ltd.	1,000	2,308
Oki Electric Industry Co., Ltd.	3,600	48,454
Okinawa Electric Power Co., Inc.(x)	1,575	35,595
OKK Corp.	4,000	3,940
Okuma Corp.	5,000	38,401
Okumura Corp.(x)	13,000	73,876
Okura Industrial Co., Ltd.	3,000	11,055
Okuwa Co., Ltd.	1,000	9,348
Olympic Group Corp.	800	3,977
Olympus Corp.	13,100	457,006
Omron Corp.	9,300	334,172
Ono Pharmaceutical Co., Ltd.	17,500	485,881
ONO Sokki Co., Ltd.	500	4,280
Onoken Co., Ltd.	1,000	12,346
Onward Holdings Co., Ltd.	1,000	7,212
Optex Co., Ltd.	800	18,976
Oracle Corp. Japan	1,900	107,256
Organo Corp.	2,000	8,171
Orient Corp.(x)*	16,500	31,591
Oriental Land Co., Ltd.(x)	8,500	517,122
Origin Electric Co., Ltd.	1,000	2,573
Orix Corp.	54,800	808,598
Osaka Gas Co., Ltd.	79,000	331,342
Osaka Soda Co., Ltd.	5,000	20,435
Osaka Steel Co., Ltd.	800	14,531
Osaka Titanium Technologies Co., Ltd.(x)*	1,100	15,292
Osaki Electric Co., Ltd.	1,000	10,073
OSG Corp.	2,200	43,768
OSJB Holdings Corp.	450	951
Otsuka Corp.	2,700	128,156
Otsuka Holdings Co., Ltd.	18,300	834,724
Oyo Corp.	1,200	13,579
P.S. Mitsubishi Construction Co., Ltd.	800	2,798
Pacific Industrial Co., Ltd.	2,000	22,884
Pacific Metals Co., Ltd.*	9,000	26,851
Pack Corp.	900	24,220
Pal GROUP Holdings Co., Ltd.	700	16,165
Paltac Corp.	1,050	24,571
PanaHome Corp.	4,000	31,809
Panasonic Corp.	91,385	914,376
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	5,618
Paramount Bed Holdings Co., Ltd.	900	33,955
Parco Co., Ltd.	500	4,683
Paris Miki Holdings, Inc.	1,500	6,532
Park24 Co., Ltd.(x)	4,000	129,973
Pasco Corp.	1,000	3,088
Pasona Group, Inc.	1,000	8,128
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	6,431
Penta-Ocean Construction Co., Ltd.	10,300	58,715
Pia Corp.	300	6,750
Pigeon Corp.	4,800	144,987
Pilot Corp.	2,000	83,533
Piolax, Inc.	500	31,153
Pioneer Corp.*	17,600	38,282
Plenus Co., Ltd.	1,500	27,331
Pocket Card Co., Ltd.	1,100	5,634
Pola Orbis Holdings, Inc.(x)	1,100	98,544
Poplar Co., Ltd.	300	1,486
Press Kogyo Co., Ltd.	5,000	21,366
Prima Meat Packers Ltd.	7,000	25,389
Pronexus, Inc.	1,300	14,719
Raito Kogyo Co., Ltd.	2,900	34,860
Rakuten, Inc.	40,600	528,129
Rasa Corp.	500	2,586
Rasa Industries Ltd.*	4,000	4,195
Recruit Holdings Co., Ltd.	14,300	581,736
Relia, Inc.	1,600	14,309
Renaissance, Inc.	500	6,246
Renesas Electronics Corp.*	3,200	19,577
Rengo Co., Ltd.	10,000	61,204
Renown, Inc.*	2,500	2,574
Resol Holdings Co., Ltd.	1,000	3,123
Resona Holdings, Inc.	63,800	268,312
Resorttrust, Inc.	3,800	77,255
Rheon Automatic Machinery Co., Ltd.	1,000	6,772
Rhythm Watch Co., Ltd.	6,000	10,683
Ricoh Co., Ltd.(x)	26,000	234,965
Ricoh Leasing Co., Ltd.	800	22,106
Right On Co., Ltd.	900	9,255
Riken Corp.	400	13,784
Riken Keiki Co., Ltd.	1,000	11,925
Riken Technos Corp.	2,000	9,727
Ringer Hut Co., Ltd.	900	20,854
Rinnai Corp.(x)	1,700	157,888
Riso Kagaku Corp.	1,800	29,441
Riso Kyoiku Co., Ltd.	1,300	6,583
Rock Field Co., Ltd.	1,200	17,886
Rohm Co., Ltd.	4,300	226,664
Rohto Pharmaceutical Co., Ltd.	5,000	86,081
Roland DG Corp.	500	11,219
Round One Corp.	3,300	22,374

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Holdings Co., Ltd.	1,800	$31,190
Ryobi Ltd.(x)	7,000	31,098
Ryoden Corp.	1,000	6,262
Ryohin Keikaku Co., Ltd.	1,000	201,445
Ryosan Co., Ltd.	1,900	57,940
Ryoyo Electro Corp.	1,600	19,524
S Foods, Inc.	500	13,064
S.T. Corp.	600	7,106
Sagami Chain Co., Ltd.	1,000	12,114
Saibu Gas Co., Ltd.	13,000	32,081
Saizeriya Co., Ltd.	1,600	36,407
Sakai Chemical Industry Co., Ltd.	4,000	12,967
Sakai Heavy Industries Ltd.	2,000	3,789
Sakai Moving Service Co., Ltd.	400	10,170
Sakai Ovex Co., Ltd.	300	5,716
Sakata INX Corp.	2,000	24,291
Sakata Seed Corp.	2,000	50,642
Sakurada Co., Ltd.(b)*†	6,000	—
Sala Corp.	1,000	6,098
San Holdings, Inc.	200	2,860
San-A Co., Ltd.	800	40,043
San-Ai Oil Co., Ltd.	2,000	13,655
Sanden Holdings Corp.	7,000	20,878
Sangetsu Corp.	4,200	81,387
San-In Godo Bank Ltd.	7,000	47,871
Sanix, Inc.*	1,800	2,693
Sanken Electric Co., Ltd.*	7,000	22,591
Sanki Engineering Co., Ltd.	3,000	26,777
Sanko Metal Industrial Co., Ltd.	100	2,911
Sankyo Co., Ltd.	700	23,900
Sankyo Seiko Co., Ltd.	2,000	6,339
Sankyo Tateyama, Inc.	1,700	27,651
Sankyu, Inc.	15,000	86,157
Sanoh Industrial Co., Ltd.	1,400	8,625
Sanrio Co., Ltd.(x)	2,000	36,643
Sanritsu Corp.	300	1,432
Sanshin Electronics Co., Ltd.	1,500	12,951
Santen Pharmaceutical Co., Ltd.	17,800	262,500
Sanwa Holdings Corp.	8,800	85,150
Sanyo Chemical Industries Ltd.	600	25,606
Sanyo Housing Nagoya Co., Ltd.	1,000	8,901
Sanyo Industries Ltd.	1,000	1,728
Sanyo Shokai Ltd.	6,000	9,949
Sanyo Special Steel Co., Ltd.	6,000	33,644
Sapporo Holdings Ltd.	2,500	69,207
Sata Construction Co., Ltd.	800	3,092
Sato Holdings Corp.	1,200	26,189
Sato Shoji Corp.	1,000	7,351
Satori Electric Co., Ltd.	900	6,349
Sawai Pharmaceutical Co., Ltd.(x)	1,800	127,734
Saxa Holdings, Inc.	3,000	6,397
SBI Holdings, Inc.	11,260	134,303
SCREEN Holdings Co., Ltd.	2,200	141,851
Scroll Corp.	1,700	6,286
SCSK Corp.	2,232	90,215
Secom Co., Ltd.	8,400	626,865
Sega Sammy Holdings, Inc.	8,900	126,747
Seibu Electric Industry Co., Ltd.	200	4,040
Seibu Holdings, Inc.(x)	7,600	125,390
Seika Corp.	4,000	10,567
Seikagaku Corp.	2,400	39,347
Seikitokyu Kogyo Co., Ltd.	600	3,044
Seiko Epson Corp.	13,600	262,131
Seiko Holdings Corp.	6,000	18,925
Seino Holdings Co., Ltd.	9,000	94,574
Seiren Co., Ltd.	3,200	38,099
Sekisui Chemical Co., Ltd.	21,000	301,825
Sekisui House Ltd.	31,200	531,116
Sekisui Jushi Corp.	1,000	16,229
Sekisui Plastics Co., Ltd.	1,000	7,188
Senko Co., Ltd.	4,000	27,858
Senshu Ikeda Holdings, Inc.	6,880	30,322
Senshukai Co., Ltd.	2,200	15,312
Seven & i Holdings Co., Ltd.	31,000	1,465,055
Seven Bank Ltd.(x)	26,000	83,225
Shibaura Mechatronics Corp.	2,000	4,806
Shibusawa Warehouse Co., Ltd.	3,000	8,521
Shibuya Corp.	700	13,202
Shiga Bank Ltd.	1,000	4,863
Shikibo Ltd.	7,000	7,899
Shikoku Bank Ltd.	8,000	17,059
Shikoku Chemicals Corp.	1,000	9,106
Shikoku Electric Power Co., Inc.(x)	7,600	75,074
Shima Seiki Manufacturing Ltd.	1,600	43,662
Shimachu Co., Ltd.	2,300	57,192
Shimadzu Corp.	12,000	182,572
Shimamura Co., Ltd.	800	97,005
Shimano, Inc.	2,900	429,894
Shimizu Bank Ltd.	400	10,641
Shimizu Corp.	28,000	249,830
Shimojima Co., Ltd.	800	8,513
Shin Nippon Air Technologies Co., Ltd.	900	10,609
Shin Nippon Biomedical Laboratories Ltd.*	700	4,377
Shinagawa Refractories Co., Ltd.	3,000	5,636
Shindengen Electric Manufacturing Co., Ltd.	4,000	15,764
Shin-Etsu Chemical Co., Ltd.	11,300	788,927
Shin-Etsu Polymer Co., Ltd.	2,500	16,742
Shingakukai Co., Ltd.	600	3,036
Shinkawa Ltd.*	900	6,281
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,882
Shinko Electric Industries Co., Ltd.	3,100	17,527
Shinko Plantech Co., Ltd.	2,600	18,550
Shinko Shoji Co., Ltd.	1,100	11,760
Shinmaywa Industries Ltd.	5,000	33,087
Shinnihon Corp.	1,600	14,523
Shinsei Bank Ltd.	79,000	119,437
Shinsho Corp.	300	5,242
Shinwa Co., Ltd.	600	8,929
Shinyei Kaisha	1,000	1,151
Shionogi & Co., Ltd.	11,200	572,478
Ship Healthcare Holdings, Inc.	1,500	46,084
Shiseido Co., Ltd.	15,900	420,472
Shizuoka Bank Ltd.(x)	23,000	184,165
Shizuoka Gas Co., Ltd.	3,000	23,670
Sho-Bond Holdings Co., Ltd.	900	41,872
Shobunsha Publications, Inc.	700	3,872
Shochiku Co., Ltd.	4,000	48,584
Shoko Co., Ltd.*	4,000	3,044
Showa Corp.	2,600	13,692
Showa Denko KK	800	10,089
Showa Sangyo Co., Ltd.	5,000	26,195
Showa Shell Sekiyu KK	6,200	57,531
Shuei Yobiko Co., Ltd.	200	718
Siix Corp.	700	28,327
Sinanen Holdings Co., Ltd.	400	8,208
Sinfonia Technology Co., Ltd.	7,000	11,480
Sintokogio Ltd.	2,600	24,015
SK Japan Co., Ltd.	200	649
SKY Perfect JSAT Holdings, Inc.	9,000	44,213
Skylark Co., Ltd.	3,900	52,484

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SMC Corp.	11,000	$3,173,174
SMK Corp.	3,000	9,945
SNT Corp.	1,200	5,581
Soda Nikka Co., Ltd.	1,000	4,612
SoftBank Group Corp.	44,206	2,863,748
Softbank Technology Corp.	200	6,097
Softbrain Co., Ltd.*	2,000	8,248
Sogo Medical Co., Ltd.	400	13,076
Sohgo Security Services Co., Ltd.	2,900	155,750
Sojitz Corp.	39,100	99,876
Sompo Holdings, Inc.	18,450	545,935
Sony Corp.	56,400	1,842,832
Sony Financial Holdings, Inc.	7,300	100,511
Soshin Electric Co., Ltd.	600	1,562
Sotetsu Holdings, Inc.(x)	15,000	76,559
SPK Corp.	200	4,079
Square Enix Holdings Co., Ltd.	4,000	137,440
SRA Holdings, Inc.	600	12,978
St. Marc Holdings Co., Ltd.	800	21,894
Stanley Electric Co., Ltd.	6,700	180,216
Star Micronics Co., Ltd.	2,300	28,758
Start Today Co., Ltd.	9,300	159,281
Starzen Co., Ltd.	400	20,328
Stella Chemifa Corp.	500	19,225
Studio Alice Co., Ltd.	500	10,953
Sugi Holdings Co., Ltd.	1,500	81,352
Sugimoto & Co., Ltd.	600	7,057
Sumco Corp.	8,000	65,812
Sumida Corp.	700	6,931
Suminoe Textile Co., Ltd.	3,000	6,934
Sumiseki Holdings, Inc.	3,800	3,195
Sumitomo Bakelite Co., Ltd.	6,000	31,376
Sumitomo Chemical Co., Ltd.	64,000	284,581
Sumitomo Corp.(x)	43,180	482,164
Sumitomo Dainippon Pharma Co., Ltd.(x)	7,000	135,328
Sumitomo Densetsu Co., Ltd.	900	9,394
Sumitomo Electric Industries Ltd.	33,700	476,605
Sumitomo Forestry Co., Ltd.(x)	4,800	64,167
Sumitomo Heavy Industries Ltd.	29,000	142,894
Sumitomo Metal Mining Co., Ltd.	20,000	276,499
Sumitomo Mitsui Construction Co., Ltd.	36,000	33,793
Sumitomo Mitsui Financial Group, Inc.	62,550	2,108,119
Sumitomo Mitsui Trust Holdings, Inc.	18,641	604,957
Sumitomo Osaka Cement Co., Ltd.	13,000	60,430
Sumitomo Precision Products Co., Ltd.	2,000	6,492
Sumitomo Real Estate Sales Co., Ltd.	880	17,907
Sumitomo Realty & Development Co., Ltd.	20,000	518,154
Sumitomo Riko Co., Ltd.	2,000	18,796
Sumitomo Rubber Industries Ltd.	6,500	98,301
Sumitomo Seika Chemicals Co., Ltd.	400	14,163
Sumitomo Warehouse Co., Ltd.	9,000	47,901
Sun Frontier Fudousan Co., Ltd.	1,000	10,100
Sundrug Co., Ltd.	300	25,083
Suntory Beverage & Food Ltd.	5,900	255,984
Sun-Wa Technos Corp.	600	4,273
Suruga Bank Ltd.(x)	5,500	131,889
Suzuden Corp.	300	2,873
Suzuken Co., Ltd.	3,190	105,285
Suzuki Motor Corp.	15,000	502,152
SWCC Showa Holdings Co., Ltd.*	15,000	10,393
Sysmex Corp.	6,400	474,154
Systena Corp.	1,000	19,164
T Hasegawa Co., Ltd.	1,600	29,618
T&D Holdings, Inc.	29,500	332,598
T.Rad Co., Ltd.	4,000	7,777
Tac Co., Ltd.	700	1,358
Tachibana Eletech Co., Ltd.	840	8,403
Tachi-S Co., Ltd.	1,600	26,010
Tadano Ltd.	5,000	49,134
Taihei Dengyo Kaisha Ltd.	1,000	10,048
Taiheiyo Cement Corp.	61,787	178,163
Taiheiyo Kouhatsu, Inc.	4,000	3,087
Taiho Kogyo Co., Ltd.	800	8,822
Taikisha Ltd.	2,100	51,752
Taiko Pharmaceutical Co., Ltd.	400	6,442
Taisei Corp.	45,000	336,891
Taisei Lamick Co., Ltd.	300	8,468
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	204,889
Taiyo Holdings Co., Ltd.	900	31,062
Taiyo Nippon Sanso Corp.	7,600	79,238
Taiyo Yuden Co., Ltd.(x)	4,700	46,423
Takachiho Koheki Co., Ltd.	500	4,500
Takadakiko Co., Ltd.	1,000	2,007
Takamatsu Construction Group Co., Ltd.	1,000	23,155
Takano Co., Ltd.	400	2,817
Takaoka Toko Co., Ltd.	400	8,440
Taka-Q Co., Ltd.	500	876
Takara Holdings, Inc.	6,000	56,086
Takara Leben Co., Ltd.(x)	4,400	29,640
Takara Printing Co., Ltd.	700	9,468
Takara Standard Co., Ltd.	2,500	46,418
Takasago International Corp.	800	21,461
Takasago Thermal Engineering Co., Ltd.	3,900	58,057
Takashima & Co., Ltd.	2,000	3,304
Takashimaya Co., Ltd.	13,000	106,672
Takata Corp.*	1,900	6,719
Take And Give Needs Co., Ltd.	600	2,749
Takeda Pharmaceutical Co., Ltd.	32,700	1,565,212
Takihyo Co., Ltd.	1,000	4,211
Takiron Co., Ltd.	3,000	13,686
Takuma Co., Ltd.	4,000	37,786
Tamron Co., Ltd.	1,200	19,442
Tamura Corp.	3,000	11,411
Tanaka Co., Ltd.	300	1,975
Tanseisha Co., Ltd.	1,950	14,540
Tasaki & Co., Ltd.	200	2,955
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	7,042
Taya Co., Ltd.*	200	1,318
Tayca Corp.	2,000	10,542
TBK Co., Ltd.	1,000	4,046
TDC Software Engineering, Inc.	400	3,675
TDK Corp.	5,400	361,212
Teac Corp.*	6,000	2,133
TechnoPro Holdings, Inc.	1,500	56,504
Teijin Ltd.	5,200	100,860
Teikoku Electric Manufacturing Co., Ltd.	800	6,443
Teikoku Sen-I Co., Ltd.	1,000	15,614
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,028
Tekken Corp.	8,000	24,801
Temp Holdings Co., Ltd.	5,100	89,596
Ten Allied Co., Ltd.*	800	2,899
Tenma Corp.	1,100	17,519
Terumo Corp.	12,700	486,841

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
T-Gaia Corp.	2,000	$28,524
THK Co., Ltd.(x)	5,300	104,403
Tigers Polymer Corp.	600	4,169
TIS, Inc.	4,000	103,545
Titan Kogyo Ltd.	1,000	1,873
TKC Corp.	900	27,993
TOA Corp. (Osaka Securities Exchange)	1,000	9,047
TOA Corp. (Tokyo Stock Exchange)	1,100	20,336
TOA Road Corp.	2,000	5,024
Toabo Corp.	400	1,995
Toagosei Co., Ltd.	6,500	70,607
Tobishima Corp.	8,000	13,675
Tobu Railway Co., Ltd.	34,000	173,030
Tobu Store Co., Ltd.	100	2,778
TOC Co., Ltd.	4,700	39,215
Tocalo Co., Ltd.	600	13,105
Tochigi Bank Ltd.	6,000	24,337
Toda Corp.	14,000	73,824
Toda Kogyo Corp.	1,000	2,868
Toei Co., Ltd.	5,000	40,410
Toenec Corp.	1,000	4,914
Toho Bank Ltd.	10,000	35,169
Toho Co., Ltd. (Frankfurt Stock Exchange)	400	9,189
Toho Co., Ltd. (Tokyo Stock Exchange)	5,400	179,221
Toho Gas Co., Ltd.(x)	21,000	196,575
Toho Holdings Co., Ltd.	3,700	78,478
Toho Titanium Co., Ltd.	2,100	15,050
Toho Zinc Co., Ltd.	7,000	22,767
Tohoku Bank Ltd.	6,000	8,490
Tohoku Electric Power Co., Inc.	19,800	258,226
Tohto Suisan Co., Ltd.	200	3,213
Tokai Carbon Co., Ltd.	12,000	32,616
Tokai Holdings Corp.	2,000	12,833
Tokai Rika Co., Ltd.	2,900	56,824
Tokai Senko KK	1,000	1,218
Tokai Tokyo Financial Holdings, Inc.	9,600	46,526
Token Corp.	520	38,721
Tokio Marine Holdings, Inc.	187,400	7,181,423
Tokushu Tokai Paper Co., Ltd.	800	28,475
Tokuyama Corp.*	11,000	46,202
Tokyo Broadcasting System Holdings, Inc.	3,700	57,884
Tokyo Century Corp.	2,800	101,558
Tokyo Dome Corp.	4,500	42,042
Tokyo Electric Power Co., Inc.*	73,400	317,446
Tokyo Electron Ltd.	6,500	573,599
Tokyo Energy & Systems, Inc.	1,000	10,437
Tokyo Gas Co., Ltd.	68,000	302,555
Tokyo Individualized Educational Institute, Inc.	900	4,969
Tokyo Keiki, Inc.	4,000	6,582
Tokyo Kikai Seisakusho Ltd.*	3,000	1,817
Tokyo Ohka Kogyo Co., Ltd.	2,300	69,868
Tokyo Rakutenchi Co., Ltd.	2,000	9,568
Tokyo Rope Manufacturing Co., Ltd.	800	13,390
Tokyo Sangyo Co., Ltd.	1,000	3,891
Tokyo Seimitsu Co., Ltd.	2,300	61,367
Tokyo Steel Manufacturing Co., Ltd.	7,100	48,017
Tokyo Tatemono Co., Ltd.	11,091	133,221
Tokyo Tekko Co., Ltd.	2,000	7,936
Tokyo Theatres Co., Inc.	4,000	4,622
Tokyo TY Financial Group, Inc.	1,451	40,652
Tokyotokeiba Co., Ltd.	8,000	15,936
Tokyu Construction Co., Ltd.	4,940	49,382
Tokyu Corp.	44,000	335,424
Tokyu Fudosan Holdings Corp.	22,174	120,497
Toli Corp.	3,000	9,379
Tomato Bank Ltd.	400	5,818
Tomen Devices Corp.	100	1,839
Tomoe Corp.	1,800	5,914
Tomoe Engineering Co., Ltd.	400	6,141
Tomoegawa Co., Ltd.	2,000	4,009
Tomoku Co., Ltd.	4,000	11,239
Tomony Holdings, Inc.	9,400	43,772
Tomy Co., Ltd.	3,700	38,969
Tonami Holdings Co., Ltd.	2,000	5,312
TonenGeneral Sekiyu KK	7,000	70,893
Top Culture Co., Ltd.	400	1,917
Topcon Corp.	2,800	39,952
Toppan Forms Co., Ltd.	2,600	27,216
Toppan Printing Co., Ltd.	16,000	144,364
Topre Corp.	2,500	52,544
Topy Industries Ltd.	1,000	20,562
Toray Industries, Inc.	54,000	525,387
Torigoe Co., Ltd.	1,200	8,790
Torii Pharmaceutical Co., Ltd.	800	17,318
Torishima Pump Manufacturing Co., Ltd.	1,500	15,652
Tose Co., Ltd.	300	2,002
Toshiba Corp.*	169,000	564,662
Toshiba Machine Co., Ltd.	7,000	23,983
Toshiba Plant Systems & Services Corp.	2,000	32,268
Toshiba TEC Corp.*	7,000	28,305
Tosho Printing Co., Ltd.	1,000	4,536
Tosoh Corp.	26,000	160,327
Totetsu Kogyo Co., Ltd.	1,000	28,674
Toto Ltd.(x)	6,500	244,961
Totoku Electric Co., Ltd.	100	947
Tottori Bank Ltd.	300	4,869
Toukei Computer Co., Ltd.	200	3,813
Tow Co., Ltd.	600	3,831
Towa Bank Ltd.	13,000	11,443
Towa Corp.	1,200	15,224
Towa Pharmaceutical Co., Ltd.	600	24,352
Toyo Construction Co., Ltd.	3,600	15,621
Toyo Corp.	1,600	16,130
Toyo Denki Seizo KK	2,000	6,353
Toyo Engineering Corp.	8,000	25,915
Toyo Ink SC Holdings Co., Ltd.	1,000	4,483
Toyo Kanetsu KK	6,000	12,596
Toyo Kohan Co., Ltd.	3,000	8,404
Toyo Logistics Co., Ltd.	1,000	2,443
Toyo Machinery & Metal Co., Ltd.	1,000	3,639
Toyo Securities Co., Ltd.	4,000	7,178
Toyo Seikan Group Holdings Ltd.	7,600	133,901
Toyo Shutter Co., Ltd.	200	1,155
Toyo Sugar Refining Co., Ltd.	2,000	2,116
Toyo Suisan Kaisha Ltd.	3,700	156,768
Toyo Tanso Co., Ltd.	700	9,119
Toyo Tire & Rubber Co., Ltd.	5,000	70,510
Toyo Wharf & Warehouse Co., Ltd.	3,000	4,819
Toyobo Co., Ltd.	17,000	28,522
Toyoda Gosei Co., Ltd.	2,400	55,856
Toyota Boshoku Corp.	1,800	40,398
Toyota Industries Corp.	7,000	324,801
Toyota Motor Corp.	99,480	5,769,217
Toyota Tsusho Corp.	9,300	215,716
TPR Co., Ltd.	1,500	42,177
Transcosmos, Inc.	1,600	42,153
Trend Micro, Inc.	4,900	170,699
Trusco Nakayama Corp.	1,500	80,008

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
TS Tech Co., Ltd.	2,300	$58,251
TSI Holdings Co., Ltd.	4,825	28,022
Tsubakimoto Chain Co.	6,000	46,452
Tsubakimoto Kogyo Co., Ltd.	1,000	2,784
Tsudakoma Corp.*	3,000	4,826
Tsugami Corp.	3,000	15,685
Tsukamoto Corp. Co., Ltd.	2,000	2,119
Tsukishima Kikai Co., Ltd.	2,000	22,188
Tsukuba Bank Ltd.	5,400	15,526
Tsumura & Co.	2,700	76,761
Tsuruha Holdings, Inc.	1,700	196,721
Tsutsumi Jewelry Co., Ltd.	500	8,329
TV Asahi Holdings Corp.	3,000	55,152
Tv Tokyo Holdings Corp.	500	10,976
TYK Corp.	1,000	1,607
UACJ Corp.	12,266	36,933
Ube Industries Ltd.	45,000	86,023
Uchida Yoko Co., Ltd.	2,000	8,227
Ueki Corp.	1,000	2,127
UKC Holdings Corp.	700	11,470
Ulvac, Inc.	2,200	65,408
Unicafe, Inc.	300	2,666
Unicharm Corp.(x)	17,000	440,361
Uniden Holdings Corp.	3,000	4,545
Union Tool Co.	800	21,248
Unipres Corp.	1,600	28,249
United Arrows Ltd.	1,100	26,748
United Super Markets Holdings, Inc.	3,520	34,779
Unitika Ltd.*	29,000	16,659
U-Shin Ltd.	1,400	10,026
Ushio, Inc.	6,300	72,666
USS Co., Ltd.	9,100	153,827
Utoc Corp.	900	2,902
Valor Holdings Co., Ltd.	2,400	67,706
Vital KSK Holdings, Inc.	2,300	24,353
Wacoal Holdings Corp.	1,000	11,274
Wacom Co., Ltd.	8,000	24,102
Wakachiku Construction Co., Ltd.	7,000	10,021
Wakamoto Pharmaceutical Co., Ltd.	1,000	2,299
Warabeya Nichiyo Holdings Co., Ltd.	700	14,641
Watabe Wedding Corp.*	300	1,523
Watami Co., Ltd.	1,400	15,402
Weathernews, Inc.	300	9,008
Welcia Holdings Co., Ltd.	1,000	68,857
West Japan Railway Co.	7,800	482,854
Wood One Co., Ltd.	2,000	4,708
Xebio Holdings Co., Ltd.	1,400	20,953
Y.A.C. Co., Ltd.	500	6,601
Yahagi Construction Co., Ltd.	1,700	15,364
Yahoo! Japan Corp.	63,900	254,422
Yaizu Suisankagaku Industry Co., Ltd.	600	6,049
Yakult Honsha Co., Ltd.(x)	5,200	234,211
Yamabiko Corp.	2,000	17,952
Yamada Denki Co., Ltd.	20,600	102,172
Yamada SxL Home Co., Ltd.*	6,000	4,169
Yamagata Bank Ltd.	7,000	29,512
Yamaguchi Financial Group, Inc.(x)	8,000	85,248
Yamaha Corp.	6,100	196,769
Yamaha Motor Co., Ltd.	12,300	248,980
Yamaichi Electronics Co., Ltd.	1,200	10,162
Yamanashi Chuo Bank Ltd.	7,000	30,173
Yamashita Medical Instruments Co., Ltd.	100	1,748
Yamatane Corp.	600	7,939
Yamato Corp.	1,000	5,222
Yamato Holdings Co., Ltd.	14,700	342,142
Yamato International, Inc.	700	2,738
Yamato Kogyo Co., Ltd.	1,200	35,562
Yamaura Corp.	500	2,497
Yamaya Corp.	110	1,641
Yamazaki Baking Co., Ltd.	6,000	146,884
Yamazawa Co., Ltd.	300	5,001
Yamazen Corp.	4,700	35,911
Yaoko Co., Ltd.	1,000	39,519
Yaskawa Electric Corp.(x)	9,000	134,491
Yasuda Logistics Corp.	1,000	6,022
Yellow Hat Ltd.	1,100	22,630
Yodogawa Steel Works Ltd.	1,800	48,231
Yokogawa Bridge Holdings Corp.	2,000	22,349
Yokogawa Electric Corp.	8,800	117,099
Yokohama Reito Co., Ltd.(x)	2,600	27,610
Yokohama Rubber Co., Ltd.	5,000	79,928
Yokowo Co., Ltd.	1,000	6,294
Yomeishu Seizo Co., Ltd.	500	8,902
Yomiuri Land Co., Ltd.	2,000	9,461
Yondenko Corp.	1,000	3,909
Yondoshi Holdings, Inc.	900	20,890
Yorozu Corp.	700	10,273
Yoshinoya Holdings Co., Ltd.	3,000	42,983
Yuasa Trading Co., Ltd.	1,200	27,538
Yuken Kogyo Co., Ltd.	2,000	3,350
Yurtec Corp.	2,000	11,040
Yusen Logistics Co., Ltd.	900	8,724
Yushin Precision Equipment Co., Ltd.	600	15,110
Yushiro Chemical Industry Co., Ltd.	600	8,495
Zappallas, Inc.	1,000	3,616
Zenkoku Hosho Co., Ltd.	2,400	99,212
Zenrin Co., Ltd.	1,700	30,187
Zensho Holdings Co., Ltd.	4,600	82,122
Zeon Corp.	7,000	62,188
Zeria Pharmaceutical Co., Ltd.	1,100	18,640
Zuken, Inc.	800	8,642

		177,944,837

Macau (0.0%)
MGM China Holdings Ltd.	80,000	140,362

Malaysia (0.0%)
Genting Bhd	119,100	228,804

Mexico (0.0%)
Fresnillo plc	12,042	283,339

Netherlands (3.9%)
ASML Holding N.V.	79,255	8,691,038
Heineken N.V.	63,281	5,565,759
ING Groep N.V.	418,506	5,158,954
Koninklijke Ahold Delhaize N.V.*	110,000	2,505,721
Koninklijke Philips N.V.	102,425	3,032,437
Royal Dutch Shell plc, Class A	269,019	6,676,516
Royal Dutch Shell plc, Class B	236,405	6,133,790

		37,764,215

New Zealand (0.0%)
Fletcher Building Ltd.	14,684	114,896
SKY Network Television Ltd.	9,950	35,398
Skycity Entertainment Group Ltd.	12,612	42,047
Spark New Zealand Ltd.	15,442	40,788
Trade Me Group Ltd.	13,185	54,278

		287,407

South Africa (0.1%)
Mondi plc	24,806	521,495

Spain (2.9%)
Banco Bilbao Vizcaya Argentaria S.A.	1,362,776	8,239,166
Banco Santander S.A.	1,565,887	6,924,334
Iberdrola S.A.	620,417	4,214,721

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Industria de Diseno Textil S.A.	113,277	$4,199,241
Telefonica S.A.	469,171	4,747,665

		28,325,127

Sweden (1.2%)
Atlas Copco AB, Class A	238,387	7,172,423
Investor AB, Class B	119,726	4,375,025

		11,547,448

Switzerland (4.4%)
Cie Financiere Richemont S.A. (Registered)	60,211	3,666,110
Coca-Cola HBC AG*	14,772	342,818
Glencore plc*	705,282	1,933,527
LafargeHolcim Ltd. (Registered)*	66,568	3,593,308
Nestle S.A. (Registered)	88,525	6,975,206
Novartis AG (Registered)	107,475	8,451,971
Roche Holding AG	38,961	9,652,046
Swatch Group AG(x)	7,401	2,091,309
UBS Group AG (Registered)*	349,411	4,744,535
Wolseley plc	17,072	962,304

		42,413,134

United Kingdom (17.0%)
3i Group plc	63,063	530,821
Admiral Group plc	12,783	339,492
Anglo American plc*	83,232	1,044,781
Ashtead Group plc	34,116	562,029
Associated British Foods plc	23,140	779,816
AstraZeneca plc	81,170	5,258,205
Aviva plc	264,335	1,512,576
Babcock International Group plc	33,507	449,542
BAE Systems plc	207,523	1,407,963
Barclays plc	1,098,340	2,394,810
Barratt Developments plc	71,420	458,581
BP plc	1,165,258	6,786,634
British American Tobacco plc	119,041	7,612,958
British Land Co. plc (REIT)	251,732	2,068,130
BT Group plc	556,506	2,805,949
Bunzl plc	21,022	622,014
Burberry Group plc	29,041	519,727
Capita plc	43,846	380,841
Centrica plc	334,294	988,780
Compass Group plc	110,284	2,138,680
CYBG plc (CDI)*	42,653	144,579
Diageo plc	378,576	10,854,941
Direct Line Insurance Group plc	89,880	424,985
Dixons Carphone plc	65,223	311,967
easyJet plc	16,309	213,185
GKN plc	106,406	442,254
GlaxoSmithKline plc	311,044	6,628,484
Great Portland Estates plc (REIT)	91,666	753,500
Hammerson plc (REIT)	51,731	394,375
Hargreaves Lansdown plc	15,090	248,985
Henderson Group plc (CDI)(x)	46,926	137,967
HSBC Holdings plc	1,264,052	9,490,567
Imperial Brands plc	64,139	3,306,085
Indivior plc	348,080	1,384,086
InterContinental Hotels Group plc	13,743	566,825
International Consolidated Airlines Group S.A.	121,144	627,261
Intertek Group plc	10,830	490,330
Intu Properties plc (REIT)	61,746	237,215
ITV plc	247,389	601,232
J Sainsbury plc	94,446	300,712
Johnson Matthey plc	12,801	547,167
Kingfisher plc	156,757	765,323
Land Securities Group plc (REIT)	171,363	2,355,032
Legal & General Group plc	393,670	1,118,160
Liberty Global plc (Berlin Stock Exchange), Class A*	45,159	1,543,535
Liberty Global plc (Nasdaq Stock Exchange)*	40,834	1,349,155
Liberty Global plc LiLAC, Class A*	4,307	118,830
Liberty Global plc LiLAC, Class C*	5,094	142,887
Lloyds Banking Group plc	10,467,278	7,413,029
London Stock Exchange Group plc	20,340	738,183
Marks & Spencer Group plc	108,582	466,970
Merlin Entertainments plc§	44,702	255,030
National Grid plc	246,989	3,490,726
Next plc	9,973	618,375
Old Mutual plc	332,698	874,364
Pearson plc	54,130	528,757
Persimmon plc	20,795	490,134
Prudential plc	169,839	3,014,384
Randgold Resources Ltd.	6,151	618,465
Reckitt Benckiser Group plc	99,396	9,366,851
RELX plc	75,182	1,426,698
Rio Tinto Ltd.	14,772	585,926
Rio Tinto plc	82,844	2,756,635
Rolls-Royce Holdings plc*	743,720	6,941,477
Royal Bank of Scotland Group plc*	148,548	344,957
Royal Mail plc	40,340	255,545
RSA Insurance Group plc	68,900	487,604
SABMiller plc	61,876	3,605,690
Sage Group plc	71,377	683,642
Schroders plc	7,268	253,974
Severn Trent plc	17,177	557,712
Sky plc	69,560	806,032
Smith & Nephew plc	59,743	963,768
SSE plc	66,142	1,342,643
St. James’s Place plc	34,729	427,611
Standard Chartered plc*	829,189	6,752,675
Standard Life plc	128,830	574,255
Taylor Wimpey plc	214,642	429,663
Tesco plc*	526,295	1,247,166
Travis Perkins plc	15,674	313,231
Unilever N.V. (CVA)	165,828	7,649,710
Unilever plc	79,175	3,753,451
United Utilities Group plc	46,175	600,870
Vodafone Group plc	1,723,556	4,942,086
Weir Group plc	67,026	1,473,551
Whitbread plc	11,968	607,305
WPP plc	88,328	2,078,952

		163,900,050

United States (4.8%)
Carnival plc	12,177	594,380
Freeport-McMoRan, Inc.	189,240	2,055,146
Iron Mountain, Inc. (CDI)	3,710	139,746
Las Vegas Sands Corp.	265,122	15,255,120
News Corp. (CDI), Class B(x)	2,956	42,475
ResMed, Inc. (CDI)	40,591	264,096
Schlumberger Ltd.	101,246	7,961,986
Shire plc	191,080	12,350,426
Sims Metal Management Ltd.(x)	10,232	72,963
Wynn Resorts Ltd.(x)	74,295	7,237,819

		45,974,157

Total Common Stocks (90.1%) (Cost $855,136,383)		870,391,765

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	9,568,197	9,568,197

See Notes to Portfolio of Investments.

15

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AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,500,056, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,530,000.(xx)	$1,500,000	$1,500,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $3,300,193, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $3,366,000.(xx)	3,300,000	3,300,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,500,063, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $1,530,001.(xx)	1,500,000	1,500,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $3,593,673, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $3,665,415.(xx)	3,593,538	3,593,538
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $1,020,055.(xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,600,047, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,632,000.(xx)	1,600,000	1,600,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $1,000,070, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		16,993,538

Total Short-Term Investments (2.8%) (Cost $26,561,735)		26,561,735

Total Investments (92.9%) (Cost $881,698,118)		896,953,500
Other Assets Less Liabilities (7.1%)		68,136,967

Net Assets (100%)		$965,090,467

*	Non-income producing.

†	Security (totaling $42,306 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $255,030 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

See Notes to Portfolio of Investments.

16

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AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $16,515,669. This was secured by collateral of $16,993,538 which was received as cash and subsequently invested in short-term investments currently valued at $16,993,538, as reported in the Portfolio of Investments, and $354,625 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 10/27/16-5/15/45.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$115,427,034	12.0%
Consumer Staples	126,982,605	13.1
Energy	47,433,776	4.9
Financials	154,642,578	16.0
Health Care	112,940,031	11.7
Industrials	107,969,610	11.2
Information Technology	53,774,839	5.6
Investment Company	9,568,197	1.0
Materials	61,701,920	6.4
Real Estate	25,409,397	2.6
Repurchase Agreements	16,993,538	1.8
Telecommunication Services	41,383,163	4.3
Utilities	22,726,812	2.3
Cash and Other	68,136,967	7.1

		100.0%

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$6,284,278	$—	$150,924	$4,763,433	$238,733	$(2,600)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	1,007	December-16	$33,803,313	$33,868,530	$65,217
FTSE 100 Index	236	December-16	20,315,977	20,976,502	660,525
SPI 200 Index	82	December-16	8,153,056	8,497,528	344,472
TOPIX Index	159	December-16	20,959,762	20,744,244	(215,518)

					$854,696

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/16/16	HSBC Bank plc	993	$758,734	$761,336	$(2,602)
British Pound vs. U.S. Dollar, expiring 12/16/16	Deutsche Bank AG	1,809	2,348,734	2,425,463	(76,729)
European Union Euro vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	3,382	3,812,812	3,819,266	(6,454)
Japanese Yen vs. U.S. Dollar, expiring 12/16/16	HSBC Bank plc	215,687	2,133,968	2,133,782	186

					$(85,599)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/5/16	Deutsche Bank AG	336	$257,555	$257,301	$254
British Pound vs. U.S. Dollar, expiring 12/16/16	Morgan Stanley	283	369,938	367,982	1,956
European Union Euro vs. U.S. Dollar, expiring 12/16/16	Deutsche Bank AG	337	380,643	380,350	293
Malaysian Ringgit vs. U.S. Dollar, expiring 10/5/16	JPMorgan Chase Bank	63	15,072	15,125	(53)

					$2,450

					$(83,149)

See Notes to Portfolio of Investments.

18

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AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$25,647,346	$89,779,688	$—		$115,427,034
Consumer Staples	806,462	126,176,143	—		126,982,605
Energy	7,961,985	39,471,791	—		47,433,776
Financials	4,165,530	150,434,742	42,306		154,642,578
Health Care	—	112,940,031	—		112,940,031
Industrials	—	107,969,610	—	(c)	107,969,610
Information Technology	9,025,580	44,749,259	—		53,774,839
Materials	6,059,661	55,642,259	—		61,701,920
Real Estate	—	25,409,397	—		25,409,397
Telecommunication Services	—	41,383,163	—		41,383,163
Utilities	—	22,726,812	—		22,726,812
Forward Currency Contracts	—	2,689	—		2,689
Futures	1,070,214	—	—		1,070,214
Short-Term Investments
Investment Companies	9,568,197	—	—		9,568,197
Repurchase Agreements	—	16,993,538	—		16,993,538

Total Assets	$64,304,975	$833,679,122	$42,306		$898,026,403

Liabilities:
Forward Currency Contracts	$—	$(85,838)	$—		$(85,838)
Futures	(215,518)	—	—		(215,518)

Total Liabilities	$(215,518)	$(85,838)	$—		$(301,356)

Total	$64,089,457	$833,593,284	$42,306		$897,725,047

(a)	A security with a market value of $2,446,679 transferred from Level 2 to Level 1 at the end of the period due to security no longer being valued using fair value factors based on third party vendor modeling tools.

(b)	A security with a market value of $42,306 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,263,470
Aggregate gross unrealized depreciation	(135,619,079)

Net unrealized appreciation	$10,644,391

Federal income tax cost of investments	$886,309,109

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.2%)
BorgWarner, Inc.	14,086	$495,545
Delphi Automotive plc	19,406	1,384,036
Goodyear Tire & Rubber Co.	18,177	587,117
Johnson Controls International plc	66,966	3,115,928

		5,582,626

Automobiles (0.3%)
Ford Motor Co.	279,298	3,371,127
General Motors Co.	100,904	3,205,720
Harley-Davidson, Inc.(x)	12,651	665,316

		7,242,163

Distributors (0.1%)
Genuine Parts Co.	10,334	1,038,050
LKQ Corp.*	22,063	782,354

		1,820,404

Diversified Consumer Services (0.3%)
Grand Canyon Education, Inc.*	149,437	6,035,760
H&R Block, Inc.	14,477	335,143

		6,370,903

Hotels, Restaurants & Leisure (1.7%)
Aramark	191,513	7,283,239
Carnival Corp.	31,030	1,514,885
Chipotle Mexican Grill, Inc.(x)*	2,129	901,632
Darden Restaurants, Inc.	8,962	549,550
Marriott International, Inc., Class A	22,463	1,512,461
McDonald’s Corp.	60,627	6,993,931
Norwegian Cruise Line Holdings Ltd.*	98,800	3,724,760
Panera Bread Co., Class A*	12,900	2,511,888
Royal Caribbean Cruises Ltd.	11,831	886,733
Starbucks Corp.	198,376	10,740,076
Wyndham Worldwide Corp.	7,930	533,927
Wynn Resorts Ltd.(x)	22,279	2,170,420
Yum! Brands, Inc.	49,111	4,459,770

		43,783,272

Household Durables (0.9%)
D.R. Horton, Inc.	24,518	740,444
Garmin Ltd.(x)	8,281	398,399
Harman International Industries, Inc.	5,113	431,793
Leggett & Platt, Inc.	9,053	412,636
Lennar Corp., Class A	49,902	2,112,851
Mohawk Industries, Inc.*	4,466	894,718
Newell Brands, Inc.	154,341	8,127,596
PulteGroup, Inc.	20,992	420,680
TRI Pointe Group, Inc.*	433,157	5,709,009
Whirlpool Corp.	28,680	4,650,749

		23,898,875

Internet & Direct Marketing Retail (2.2%)
Amazon.com, Inc.*	31,582	26,443,924
Expedia, Inc.	26,929	3,143,153
Netflix, Inc.*	59,109	5,825,192
Priceline Group, Inc.*	12,816	18,858,616
TripAdvisor, Inc.(x)*	8,466	534,882

		54,805,767

Leisure Products (0.1%)
Hasbro, Inc.	7,916	627,976
Mattel, Inc.	23,433	709,552

		1,337,528

Media (2.5%)
CBS Corp. (Non-Voting), Class B	28,635	1,567,480
Charter Communications, Inc., Class A*	84,058	22,693,138
Comcast Corp., Class A	210,393	13,957,472
Discovery Communications, Inc., Class A(x)*	10,419	280,479
Discovery Communications, Inc., Class C*	15,231	400,728
Gannett Co., Inc.	117,322	1,365,628
Interpublic Group of Cos., Inc.	27,991	625,599
News Corp., Class A	26,729	373,671
News Corp., Class B	8,455	120,230
Omnicom Group, Inc.	17,091	1,452,735
Scripps Networks Interactive, Inc., Class A	45,172	2,867,970
Sirius XM Holdings, Inc.(x)*	422,065	1,760,011
TEGNA, Inc.	15,791	345,191
Time Warner, Inc.	55,139	4,389,616
Twenty-First Century Fox, Inc., Class A	75,573	1,830,378
Twenty-First Century Fox, Inc., Class B	34,594	855,856
Viacom, Inc., Class B	24,677	940,194
Walt Disney Co.	104,994	9,749,743

		65,576,119

Multiline Retail (0.4%)
Dollar General Corp.	55,510	3,885,145
Dollar Tree, Inc.*	17,003	1,342,047
Kohl’s Corp.	12,427	543,681
Macy’s, Inc.	22,087	818,323
Nordstrom, Inc.(x)	7,918	410,786
Target Corp.	40,840	2,804,891

		9,804,873

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	17,982	2,681,476
AutoNation, Inc.*	4,623	225,186
AutoZone, Inc.*	5,549	4,263,519
Bed Bath & Beyond, Inc.	11,184	482,142
Best Buy Co., Inc.	19,561	746,839
CarMax, Inc.(x)*	13,717	731,802
Foot Locker, Inc.	9,459	640,563
Gap, Inc.(x)	14,879	330,909
Home Depot, Inc.	87,724	11,288,323
L Brands, Inc.	17,062	1,207,478
Lowe’s Cos., Inc.	62,111	4,485,035
Michaels Cos., Inc.*	378,950	9,159,222
Office Depot, Inc.	413,800	1,477,266
O’Reilly Automotive, Inc.*	6,685	1,872,535
Ross Stores, Inc.	27,794	1,787,154
Signet Jewelers Ltd.	5,118	381,445
Staples, Inc.	290,912	2,487,298
Tiffany & Co.(x)	7,479	543,200
TJX Cos., Inc.	46,784	3,498,508
Tractor Supply Co.	9,443	635,986
Ulta Salon Cosmetics & Fragrance, Inc.*	4,165	991,187
Urban Outfitters, Inc.*	6,432	222,033

		50,139,106

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	19,805	724,071
Hanesbrands, Inc.	26,716	674,579
Michael Kors Holdings Ltd.*	11,645	544,870
NIKE, Inc., Class B	141,206	7,434,495
PVH Corp.	5,604	619,242
Ralph Lauren Corp.	3,769	381,197
Under Armour, Inc., Class A(x)*	13,295	514,251
Under Armour, Inc., Class C*	13,389	453,352
VF Corp.	23,600	1,322,779

		12,668,836

Total Consumer Discretionary		283,030,472

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (6.9%)
Beverages (1.2%)
Brown-Forman Corp., Class B	12,955	$614,585
Coca-Cola Co.	276,466	11,700,041
Constellation Brands, Inc., Class A	12,728	2,119,085
Dr. Pepper Snapple Group, Inc.	13,409	1,224,376
Molson Coors Brewing Co., Class B	13,031	1,430,804
Monster Beverage Corp.*	9,603	1,409,816
PepsiCo, Inc.	102,218	11,118,252

		29,616,959

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	31,261	4,767,615
CVS Health Corp.	75,575	6,725,419
Kroger Co.	67,498	2,003,341
Sysco Corp.	36,198	1,774,064
Walgreens Boots Alliance, Inc.	225,130	18,149,982
Wal-Mart Stores, Inc.	250,615	18,074,354
Whole Foods Market, Inc.(x)	22,621	641,305

		52,136,080

Food Products (1.2%)
Archer-Daniels-Midland Co.	41,582	1,753,513
Campbell Soup Co.(x)	13,803	755,024
ConAgra Foods, Inc.	29,612	1,395,021
General Mills, Inc.	42,662	2,725,249
Hershey Co.	9,917	948,065
Hormel Foods Corp.	19,788	750,559
J.M. Smucker Co.	8,182	1,108,988
Kellogg Co.	18,113	1,403,214
Kraft Heinz Co.	42,609	3,813,932
McCormick & Co., Inc. (Non-Voting)	8,086	807,953
Mead Johnson Nutrition Co.	60,463	4,777,182
Mondelez International, Inc., Class A	265,180	11,641,401
Tyson Foods, Inc., Class A	21,128	1,577,628

		33,457,729

Household Products (1.3%)
Church & Dwight Co., Inc.	18,450	884,124
Clorox Co.	9,182	1,149,403
Colgate-Palmolive Co.	63,197	4,685,426
Kimberly-Clark Corp.	25,486	3,214,804
Procter & Gamble Co.	243,041	21,812,929

		31,746,686

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	15,479	1,370,820

Tobacco (1.1%)
Altria Group, Inc.	139,069	8,793,333
Philip Morris International, Inc.	160,397	15,593,796
Reynolds American, Inc.	58,586	2,762,330

		27,149,459

Total Consumer Staples		175,477,733

Energy (5.1%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	30,180	1,523,185
Ensco plc, Class A	51,116	434,486
FMC Technologies, Inc.*	16,788	498,100
Halliburton Co.	117,956	5,293,865
Helmerich & Payne, Inc.(x)	7,458	501,923
National Oilwell Varco, Inc.	27,344	1,004,619
Schlumberger Ltd.	127,272	10,008,670
Transocean Ltd.(x)*	21,978	234,285

		19,499,133

Oil, Gas & Consumable Fuels (4.3%)
Anadarko Petroleum Corp.	38,756	2,455,580
Apache Corp.	26,511	1,693,258
Cabot Oil & Gas Corp.	32,027	826,297
Chesapeake Energy Corp.*	46,352	290,627
Chevron Corp.	167,441	17,233,027
Cimarex Energy Co.	6,710	901,623
Concho Resources, Inc.*	10,098	1,386,960
ConocoPhillips	113,238	4,922,456
Devon Energy Corp.	98,503	4,344,967
Enbridge, Inc.	39,900	1,764,777
Enterprise Products Partners LP	262,200	7,244,586
EOG Resources, Inc.	81,276	7,860,202
EQT Corp.	11,962	868,680
Exxon Mobil Corp.	294,614	25,713,909
Hess Corp.	19,438	1,042,266
Kinder Morgan, Inc.	230,596	5,333,685
Marathon Oil Corp.	61,508	972,441
Marathon Petroleum Corp.	37,034	1,503,210
Murphy Oil Corp.	10,762	327,165
Newfield Exploration Co.*	13,504	586,884
Noble Energy, Inc.	70,264	2,511,235
Occidental Petroleum Corp.	81,881	5,970,763
ONEOK, Inc.	15,091	775,526
Phillips 66	31,560	2,542,158
Pioneer Natural Resources Co.	12,050	2,237,083
Range Resources Corp.	13,350	517,313
Southwestern Energy Co.*	35,049	485,078
Spectra Energy Corp.	49,798	2,128,865
Tesoro Corp.	8,242	655,734
Valero Energy Corp.	32,427	1,718,631
Williams Cos., Inc.	48,498	1,490,344

		108,305,330

Total Energy		127,804,463

Financials (11.5%)
Banks (4.9%)
Bank of America Corp.	724,425	11,337,251
BB&T Corp.	58,091	2,191,193
CIT Group, Inc.	80,900	2,936,670
Citigroup, Inc.	565,809	26,723,159
Citizens Financial Group, Inc.	304,936	7,534,969
Comerica, Inc.	12,521	592,494
Fifth Third Bancorp	55,505	1,135,632
Huntington Bancshares, Inc./Ohio	76,784	757,090
JPMorgan Chase & Co.	469,021	31,232,108
KeyCorp	75,256	915,866
M&T Bank Corp.	10,914	1,267,115
People’s United Financial, Inc.	23,482	371,485
PNC Financial Services Group, Inc.‡	34,899	3,144,051
Regions Financial Corp.	88,405	872,557
SunTrust Banks, Inc./Georgia	35,450	1,552,710
U.S. Bancorp	113,937	4,886,758
Wells Fargo & Co.	575,968	25,503,863
Zions Bancorp	14,149	438,902

		123,393,873

Capital Markets (2.4%)
Affiliated Managers Group, Inc.*	3,901	564,475
Ameriprise Financial, Inc.	11,244	1,121,814
Apollo Global Management LLC, Class A	306,314	5,501,399
Bank of New York Mellon Corp.	75,261	3,001,409
BlackRock, Inc.‡	8,670	3,142,528
Charles Schwab Corp.	85,115	2,687,081
CME Group, Inc./Illinois	45,626	4,768,830
E*TRADE Financial Corp.*	19,406	565,103
Franklin Resources, Inc.	24,955	887,649
Goldman Sachs Group, Inc.	47,430	7,649,035
Intercontinental Exchange, Inc.	18,625	5,016,830
Invesco Ltd.	73,333	2,293,123
Legg Mason, Inc.	5,955	199,373

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Moody’s Corp.	73,254	$7,931,942
Morgan Stanley	104,584	3,352,963
Nasdaq, Inc.	7,802	526,947
Northern Trust Corp.	15,235	1,035,828
Oaktree Capital Group LLC	135,992	5,766,061
S&P Global, Inc.	18,726	2,369,963
State Street Corp.	26,033	1,812,678
T. Rowe Price Group, Inc.	17,901	1,190,417

		61,385,448

Consumer Finance (0.7%)
American Express Co.	127,176	8,144,351
Capital One Financial Corp.	35,690	2,563,613
Discover Financial Services	43,292	2,448,163
Navient Corp.	23,122	334,575
Synchrony Financial	134,685	3,771,180

		17,261,882

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	172,951	24,986,231
Leucadia National Corp.	21,900	416,976

		25,403,207

Insurance (2.3%)
Aflac, Inc.	28,751	2,066,334
Allstate Corp.	26,493	1,832,786
American International Group, Inc.	72,243	4,286,900
Aon plc	64,837	7,293,514
Arthur J. Gallagher & Co.	107,781	5,482,819
Assurant, Inc.	4,273	394,184
Assured Guaranty Ltd.	174,900	4,853,475
Chubb Ltd.	63,305	7,954,272
Cincinnati Financial Corp.(x)	10,688	806,089
Hartford Financial Services Group, Inc.	27,412	1,173,782
Lincoln National Corp.	16,777	788,183
Loews Corp.	19,750	812,713
Marsh & McLennan Cos., Inc.	88,534	5,953,912
MetLife, Inc.	77,750	3,454,433
Principal Financial Group, Inc.	19,144	986,107
Progressive Corp.	42,108	1,326,402
Prudential Financial, Inc.	30,783	2,513,432
Torchmark Corp.	7,551	482,433
Travelers Cos., Inc.	20,350	2,331,093
Unum Group	16,447	580,744
Willis Towers Watson plc	9,214	1,223,343
XL Group Ltd.	19,533	656,895

		57,253,845

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
PennyMac Mortgage Investment Trust (REIT)	371,863	5,793,626

Total Financials		290,491,881

Health Care (13.0%)
Biotechnology (2.4%)
AbbVie, Inc.	115,685	7,296,253
Agios Pharmaceuticals, Inc.(x)*	47,300	2,498,386
Alexion Pharmaceuticals, Inc.*	15,854	1,942,749
Amgen, Inc.	53,162	8,867,953
Biogen, Inc.*	15,634	4,893,911
Celgene Corp.*	55,192	5,769,220
Gilead Sciences, Inc.	148,437	11,744,336
Incyte Corp.*	78,500	7,401,765
Kite Pharma, Inc.(x)*	43,200	2,413,152
Regeneron Pharmaceuticals, Inc.*	5,362	2,155,631
Seattle Genetics, Inc.(x)*	42,904	2,317,245
Ultragenyx Pharmaceutical, Inc.(x)*	37,300	2,646,062
Vertex Pharmaceuticals, Inc.*	17,505	1,526,611

		61,473,274

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	104,933	4,437,617
Baxter International, Inc.	34,767	1,654,909
Becton Dickinson and Co.	15,246	2,740,164
Boston Scientific Corp.*	96,825	2,304,435
C.R. Bard, Inc.	5,298	1,188,235
Cooper Cos., Inc.	3,461	620,419
Danaher Corp.	81,803	6,412,537
Dentsply Sirona, Inc.	16,576	985,112
Edwards Lifesciences Corp.*	15,329	1,848,064
Hologic, Inc.*	19,706	765,184
Intuitive Surgical, Inc.*	2,753	1,995,457
Medtronic plc	359,377	31,050,172
St. Jude Medical, Inc.	20,438	1,630,135
Stryker Corp.	21,877	2,546,702
Varian Medical Systems, Inc.*	6,637	660,581
Zimmer Biomet Holdings, Inc.	14,418	1,874,628

		62,714,351

Health Care Providers & Services (3.3%)
Aetna, Inc.	49,712	5,739,250
AmerisourceBergen Corp.	12,817	1,035,357
Amsurg Corp.(x)*	139,450	9,350,123
Anthem, Inc.	18,609	2,331,894
Cardinal Health, Inc.	22,556	1,752,601
Centene Corp.*	156,634	10,488,213
Cigna Corp.	18,153	2,365,699
DaVita, Inc.*	50,978	3,368,116
Envision Healthcare Holdings, Inc.*	174,997	3,897,183
Express Scripts Holding Co.*	70,789	4,992,748
HCA Holdings, Inc.*	118,944	8,995,735
Henry Schein, Inc.*	5,757	938,276
Humana, Inc.	10,547	1,865,659
Laboratory Corp. of America Holdings*	7,247	996,318
McKesson Corp.	16,148	2,692,679
Patterson Cos., Inc.(x)	5,949	273,297
Quest Diagnostics, Inc.	9,935	840,799
UnitedHealth Group, Inc.	148,320	20,764,799
Universal Health Services, Inc., Class B	6,353	782,817

		83,471,563

Health Care Technology (0.2%)
Cerner Corp.*	83,448	5,152,914

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	22,611	1,064,752
Illumina, Inc.*	10,362	1,882,361
Mettler-Toledo International, Inc.*	1,893	794,738
PerkinElmer, Inc.	7,885	442,427
Thermo Fisher Scientific, Inc.	156,608	24,910,069
Waters Corp.*	5,712	905,295

		29,999,642

Pharmaceuticals (3.4%)
Allergan plc*	28,157	6,484,839
Bristol-Myers Squibb Co.	118,838	6,407,745
Eli Lilly & Co.	101,141	8,117,577
Endo International plc*	13,114	264,247
GlaxoSmithKline plc (ADR)(x)	125,608	5,417,473
Johnson & Johnson	194,232	22,944,626
Mallinckrodt plc*	7,780	542,888
Merck & Co., Inc.	196,520	12,264,813
Mylan N.V.*	32,669	1,245,342
Perrigo Co. plc	10,401	960,324
Pfizer, Inc.	430,788	14,590,790
Phibro Animal Health Corp., Class A	200,887	5,460,109

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	35,140	$1,827,631

		86,528,404

Total Health Care		329,340,148

Industrials (7.6%)
Aerospace & Defense (1.9%)
Boeing Co.	41,214	5,429,532
General Dynamics Corp.	93,683	14,535,853
Hexcel Corp.	83,225	3,686,868
L-3 Communications Holdings, Inc.	5,533	833,989
Lockheed Martin Corp.	17,939	4,300,337
Northrop Grumman Corp.	12,583	2,692,133
Raytheon Co.	21,017	2,861,044
Rockwell Collins, Inc.	9,210	776,771
Textron, Inc.	19,180	762,405
TransDigm Group, Inc.*	24,757	7,157,744
United Technologies Corp.	55,461	5,634,838

		48,671,514

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	14,551	1,025,263
Expeditors International of Washington, Inc.	12,789	658,889
FedEx Corp.	17,351	3,030,873
United Parcel Service, Inc., Class B	74,779	8,177,832

		12,892,857

Airlines (0.3%)
Alaska Air Group, Inc.	8,420	554,541
American Airlines Group, Inc.	37,497	1,372,765
Delta Air Lines, Inc.	53,165	2,092,575
Southwest Airlines Co.	43,862	1,705,793
United Continental Holdings, Inc.*	20,841	1,093,527

		6,819,201

Building Products (0.1%)
Allegion plc	6,654	458,527
Fortune Brands Home & Security, Inc.	11,111	645,549
Masco Corp.	23,688	812,736

		1,916,812

Commercial Services & Supplies (0.5%)
Cintas Corp.	6,020	677,852
Covanta Holding Corp.(x)	166,254	2,558,649
Pitney Bowes, Inc.	11,909	216,267
Rentokil Initial plc	1,322,108	3,809,444
Republic Services, Inc.	16,786	846,854
Stericycle, Inc.*	6,163	493,903
Waste Connections, Inc.	39,063	2,918,006
Waste Management, Inc.	28,614	1,824,429

		13,345,404

Construction & Engineering (0.0%)
Fluor Corp.	9,423	483,588
Jacobs Engineering Group, Inc.*	8,575	443,499
Quanta Services, Inc.*	10,689	299,185

		1,226,272

Electrical Equipment (0.5%)
Acuity Brands, Inc.	3,070	812,322
AMETEK, Inc.	16,401	783,640
Eaton Corp. plc	94,281	6,195,204
Emerson Electric Co.	45,529	2,481,786
Rockwell Automation, Inc.	9,294	1,137,028

		11,409,980

Industrial Conglomerates (1.7%)
3M Co.	42,922	7,564,144
General Electric Co.	636,691	18,858,788
Honeywell International, Inc.	137,458	16,026,228
Roper Technologies, Inc.	7,055	1,287,326

		43,736,486

Machinery (1.0%)
Allison Transmission Holdings, Inc.	106,845	3,064,315
Caterpillar, Inc.	41,808	3,711,297
Cummins, Inc.	10,879	1,394,144
Deere & Co.	20,541	1,753,174
Dover Corp.	11,324	833,899
Flowserve Corp.	9,251	446,268
Fortive Corp.	21,547	1,096,742
IDEX Corp.	24,137	2,258,499
Illinois Tool Works, Inc.	22,544	2,701,673
Ingersoll-Rand plc	18,221	1,237,935
PACCAR, Inc.	25,340	1,489,485
Parker-Hannifin Corp.	9,392	1,178,978
Pentair plc	11,838	760,473
Snap-on, Inc.	4,204	638,840
Stanley Black & Decker, Inc.	10,882	1,338,268
Xylem, Inc.	12,493	655,258

		24,559,248

Professional Services (0.3%)
Dun & Bradstreet Corp.	2,724	372,153
Equifax, Inc.	8,395	1,129,799
Nielsen Holdings plc	85,863	4,599,682
Robert Half International, Inc.	9,890	374,435
Verisk Analytics, Inc.*	11,358	923,178

		7,399,247

Road & Rail (0.7%)
Canadian National Railway Co.(x)	33,200	2,171,280
CSX Corp.	66,275	2,021,388
J.B. Hunt Transport Services, Inc.	6,022	488,625
Kansas City Southern	7,553	704,846
Norfolk Southern Corp.	20,929	2,031,369
Ryder System, Inc.	3,420	225,549
Union Pacific Corp.	93,894	9,157,481

		16,800,538

Trading Companies & Distributors (0.1%)
Fastenal Co.	20,425	853,357
United Rentals, Inc.*	6,185	485,461
W.W. Grainger, Inc.(x)	3,895	875,751

		2,214,569

Total Industrials		190,992,128

Information Technology (18.1%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	357,229	11,331,304
F5 Networks, Inc.*	4,732	589,796
Harris Corp.	8,589	786,838
Juniper Networks, Inc.	27,310	657,079
Motorola Solutions, Inc.	11,843	903,384
Nokia Oyj	547,016	3,170,561

		17,438,962

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	22,155	1,438,303
CDW Corp.	82,892	3,790,651
Corning, Inc.	73,637	1,741,515
FLIR Systems, Inc.	9,812	308,293
Jabil Circuit, Inc.	176,683	3,855,223
TE Connectivity Ltd.	25,232	1,624,436
Trimble Navigation Ltd.*	74,900	2,139,144

		14,897,565

Internet Software & Services (3.9%)
Akamai Technologies, Inc.*	12,198	646,372
Alphabet, Inc., Class A*	23,540	18,927,572
Alphabet, Inc., Class C*	55,945	43,485,489
eBay, Inc.*	74,801	2,460,953
Facebook, Inc., Class A*	233,470	29,947,197
Marin Software, Inc.(x)*	301,682	760,239
VeriSign, Inc.(x)*	22,579	1,766,581

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	62,756	$2,704,784

		100,699,187

IT Services (3.0%)
Accenture plc, Class A	73,797	9,015,779
Alliance Data Systems Corp.*	4,172	895,019
Automatic Data Processing, Inc.	32,690	2,883,258
Broadridge Financial Solutions, Inc.	92,400	6,263,796
Cognizant Technology Solutions Corp., Class A*	170,776	8,147,723
CSRA, Inc.	10,563	284,145
Fidelity National Information Services, Inc.	23,275	1,792,873
Fiserv, Inc.*	15,692	1,560,883
Global Payments, Inc.	10,825	830,927
International Business Machines Corp.	61,789	9,815,183
Jack Henry & Associates, Inc.	25,459	2,178,017
MasterCard, Inc.	91,892	9,351,849
Paychex, Inc.	23,102	1,336,913
PayPal Holdings, Inc.*	79,706	3,265,555
Teradata Corp.*	9,568	296,608
Total System Services, Inc.	11,465	540,575
Visa, Inc., Class A	186,177	15,396,838
Western Union Co.	34,757	723,641
Xerox Corp.	60,454	612,399

		75,191,981

Semiconductors & Semiconductor Equipment (3.3%)
Analog Devices, Inc.	50,128	3,230,750
Applied Materials, Inc.	77,076	2,323,841
ASML Holding N.V. (N.Y. Shares)	43,541	4,771,223
Broadcom Ltd.	138,061	23,818,284
First Solar, Inc.(x)*	5,752	227,146
Intel Corp.	335,905	12,680,414
KLA-Tencor Corp.	10,957	763,812
Lam Research Corp.	11,589	1,097,594
Linear Technology Corp.	16,812	996,783
Microchip Technology, Inc.	15,203	944,714
Micron Technology, Inc.*	72,814	1,294,633
NVIDIA Corp.	37,996	2,603,486
ON Semiconductor Corp.*	291,154	3,587,017
Qorvo, Inc.*	8,848	493,188
QUALCOMM, Inc.	104,658	7,169,073
Skyworks Solutions, Inc.	13,426	1,022,256
SolarEdge Technologies, Inc.(x)*	133,855	2,306,322
Texas Instruments, Inc.	187,548	13,162,119
Xilinx, Inc.	18,052	980,946

		83,473,601

Software (3.3%)
Activision Blizzard, Inc.	258,236	11,439,855
Adobe Systems, Inc.*	35,399	3,842,207
Autodesk, Inc.*	13,868	1,003,072
CA, Inc.	22,326	738,544
Citrix Systems, Inc.*	11,280	961,282
Electronic Arts, Inc.*	21,345	1,822,863
Intuit, Inc.	17,410	1,915,274
Microsoft Corp.	786,346	45,293,531
Mobileye N.V.*	18,500	787,545
Oracle Corp.	213,701	8,394,175
Red Hat, Inc.*	13,027	1,052,972
salesforce.com, Inc.*	45,734	3,262,206
Symantec Corp.	43,967	1,103,572
Tableau Software, Inc., Class A*	14,300	790,361

		82,407,459

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	619,478	70,031,988
Hewlett Packard Enterprise Co.	170,596	3,881,059
HP, Inc.	525,143	8,155,471
NetApp, Inc.	61,998	2,220,768
Seagate Technology plc	21,860	842,703
Western Digital Corp.	20,555	1,201,851

		86,333,840

Total Information Technology		460,442,595

Materials (2.3%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	15,382	2,312,530
Albemarle Corp.	8,133	695,290
CF Industries Holdings, Inc.	16,265	396,053
Dow Chemical Co.	80,213	4,157,440
E.I. du Pont de Nemours & Co.	62,401	4,178,995
Eastman Chemical Co.	10,235	692,705
Ecolab, Inc.	18,681	2,273,851
FMC Corp.	9,369	452,897
International Flavors & Fragrances, Inc.	71,417	10,210,489
LyondellBasell Industries N.V., Class A	24,159	1,948,665
Monsanto Co.	72,030	7,361,466
Mosaic Co.	25,840	632,046
Potash Corp. of Saskatchewan, Inc.	134,500	2,195,040
PPG Industries, Inc.	18,829	1,946,165
Praxair, Inc.	33,188	4,010,106
Sherwin-Williams Co.	5,708	1,579,175

		45,042,913

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,632	829,638
Vulcan Materials Co.	9,426	1,072,019

		1,901,657

Containers & Packaging (0.2%)
Avery Dennison Corp.	6,443	501,201
Ball Corp.(x)	12,096	991,267
International Paper Co.	29,338	1,407,638
Owens-Illinois, Inc.*	10,180	187,210
Sealed Air Corp.	14,243	652,614
WestRock Co.	18,359	890,044

		4,629,974

Metals & Mining (0.3%)
Alcoa, Inc.	92,364	936,571
Allegheny Technologies, Inc.(x)	34,287	619,566
Barrick Gold Corp.	23,356	413,868
Freeport-McMoRan, Inc.	104,505	1,134,924
Newmont Mining Corp.	37,622	1,478,168
Nucor Corp.	38,437	1,900,711

		6,483,808

Total Materials		58,058,352

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
American Tower Corp. (REIT)	91,002	10,313,257
Apartment Investment & Management Co. (REIT), Class A	11,071	508,270
AvalonBay Communities, Inc. (REIT)	9,707	1,726,293
Boston Properties, Inc. (REIT)	11,055	1,506,686
Crown Castle International Corp. (REIT)	70,060	6,600,353
Digital Realty Trust, Inc. (REIT)	10,156	986,351
Equinix, Inc. (REIT)	5,049	1,818,902
Equity Residential (REIT)	25,615	1,647,813
Essex Property Trust, Inc. (REIT)	4,681	1,042,459
Extra Space Storage, Inc. (REIT)	8,861	703,652
Federal Realty Investment Trust (REIT)	4,981	766,725

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
General Growth Properties, Inc. (REIT)	42,153	$1,163,423
HCP, Inc. (REIT)	33,532	1,272,539
Host Hotels & Resorts, Inc. (REIT)	52,886	823,435
Iron Mountain, Inc. (REIT)	76,604	2,874,948
Kimco Realty Corp. (REIT)	30,253	875,824
Macerich Co. (REIT)	8,366	676,558
Outfront Media, Inc. (REIT)	61,200	1,447,380
Prologis, Inc. (REIT)	37,863	2,027,185
Public Storage (REIT)	10,613	2,368,185
Realty Income Corp. (REIT)	18,710	1,252,260
Simon Property Group, Inc. (REIT)	22,324	4,621,291
SL Green Realty Corp. (REIT)	7,129	770,645
UDR, Inc. (REIT)	18,656	671,429
Ventas, Inc. (REIT)	24,946	1,761,936
Vornado Realty Trust (REIT)	12,008	1,215,330
Welltower, Inc. (REIT)	25,264	1,888,989
Weyerhaeuser Co. (REIT)	52,869	1,688,636

		55,020,754

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	66,590	1,863,188

Total Real Estate		56,883,942

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	436,925	17,743,524
CenturyLink, Inc.	38,906	1,067,192
Frontier Communications Corp.(x)	81,724	339,972
Level 3 Communications, Inc.*	20,518	951,625
Verizon Communications, Inc.	289,449	15,045,559
Vivendi S.A.	244,480	4,926,508
Zayo Group Holdings, Inc.*	98,409	2,923,731

		42,998,111

Wireless Telecommunication Services (0.1%)
China Mobile Ltd.	295,500	3,628,106

Total Telecommunication Services		46,626,217

Utilities (2.2%)
Electric Utilities (1.5%)
Alliant Energy Corp.	16,458	630,506
American Electric Power Co., Inc.	34,769	2,232,517
Duke Energy Corp.	49,250	3,941,970
Edison International	22,968	1,659,438
Entergy Corp.	12,650	970,635
Eversource Energy	22,914	1,241,481
Exelon Corp.	65,234	2,171,640
FirstEnergy Corp.	29,892	988,827
ITC Holdings Corp.	188,783	8,774,635
NextEra Energy, Inc.(x)	33,173	4,057,721
PG&E Corp.	35,547	2,174,410
Pinnacle West Capital Corp.	7,784	591,506
PPL Corp.	47,906	1,656,110
Southern Co.	69,516	3,566,171
Xcel Energy, Inc.	36,595	1,505,518

		36,163,085

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	190,487	2,447,758
NRG Energy, Inc.	20,148	225,859

		2,673,617

Multi-Utilities (0.6%)
Ameren Corp.	17,035	837,781
CenterPoint Energy, Inc.	30,289	703,613
CMS Energy Corp.	19,267	809,407
Consolidated Edison, Inc.	21,525	1,620,833
Dominion Resources, Inc.	44,457	3,301,821
DTE Energy Co.	12,699	1,189,515
NiSource, Inc.	23,020	555,012
Public Service Enterprise Group, Inc.	35,626	1,491,661
SCANA Corp.	9,811	710,022
Sempra Energy	32,739	3,509,294
WEC Energy Group, Inc.	22,799	1,365,204

		16,094,163

Water Utilities (0.0%)
American Water Works Co., Inc.	12,800	957,952

Total Utilities		55,888,817

Total Common Stocks (82.0%) (Cost $1,450,981,393)		2,075,036,748

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(7.6%)
iShares® Core S&P 500 ETF	266,144	57,902,288
iShares® Morningstar Large-Cap ETF	218,302	27,995,048
iShares® Morningstar Large-Cap Growth ETF	59,398	7,242,398
iShares® Morningstar Large-Cap Value ETF	27,463	2,420,589
iShares® Russell 1000 ETF(x)	253,599	30,548,536
iShares® Russell 1000 Growth ETF	73,797	7,687,433
iShares® Russell 1000 Value ETF	26,825	2,833,257
iShares® S&P 100 ETF(x)	56,815	5,450,263
iShares® S&P 500 Growth ETF	57,248	6,964,792
iShares® S&P 500 Value ETF(x)	30,246	2,872,160
Vanguard Growth ETF	58,200	6,535,278
Vanguard Large-Cap ETF(x)	308,313	30,572,317
Vanguard Value ETF	33,900	2,949,300

Total Investment Companies (7.6%) (Cost $132,278,123)		191,973,659

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	28,596,092	28,596,092

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $7,300,426, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $7,446,000.(xx)	7,300,000	7,300,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $5,400,225, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $5,508,003.(xx)	5,400,000	5,400,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,903,452, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,941,451.(xx)	1,903,381	1,903,381
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $3,000,118, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $3,060,032.(xx)	3,000,000	3,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $5,000,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $5,100,277.(xx)	5,000,000	5,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $10,000,972, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $10,200,425.(xx)	10,000,000	10,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $5,100,000.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $2,900,085, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $2,958,000.(xx)	2,900,000	2,900,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $2,000,082, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $5,000,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $5,100,103.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $2,000,077, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $1,000,070, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $5,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $5,100,001.(xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		56,503,381

Total Short-Term Investments (3.4%) (Cost $85,099,473)		85,099,473

Total Investments (93.0%) (Cost $1,668,358,989)		2,352,109,880
Other Assets Less Liabilities (7.0%)		175,883,429

Net Assets (100%)		$2,527,993,309

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $55,770,879. This was secured by collateral of $56,503,381 which was received as cash and subsequently invested in short-term investments currently valued at $56,503,381, as reported in the Portfolio of Investments, and $548,156 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 2.750%, maturing 7/31/17 – 2/15/46.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$3,299,639	$—	$361,858	$3,142,528	$42,599	$(8,270)
PNC Financial Services Group, Inc.	3,708,989	—	361,515	3,144,051	38,344	(16,035)

	$7,008,628	$—	$723,373	$6,286,579	$80,943	$(24,305)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,108	December-16	$229,573,746	$227,706,160	$(1,867,586)

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$283,030,472	$—	$—	$283,030,472
Consumer Staples	175,477,733	—	—	175,477,733
Energy	127,804,463	—	—	127,804,463
Financials	290,491,881	—	—	290,491,881
Health Care	329,340,148	—	—	329,340,148
Industrials	187,182,684	3,809,444	—	190,992,128
Information Technology	457,272,034	3,170,561	—	460,442,595
Materials	58,058,352	—	—	58,058,352
Real Estate	56,883,942	—	—	56,883,942
Telecommunication Services	38,071,603	8,554,614	—	46,626,217
Utilities	55,888,817	—	—	55,888,817
Investment Companies
Exchange Traded Funds (ETFs)	191,973,659	—	—	191,973,659
Short-Term Investments
Investment Companies	28,596,092	—	—	28,596,092
Repurchase Agreements	—	56,503,381	—	56,503,381

Total Assets	$2,280,071,880	$72,038,000	$—	$2,352,109,880

Liabilities:
Futures	$(1,867,586)	$—	$—	$(1,867,586)

Total Liabilities	$(1,867,586)	$—	$—	$(1,867,586)

Total	$2,278,204,294	$72,038,000	$—	$2,350,242,294

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$719,410,355
Aggregate gross unrealized depreciation	(40,614,830)

Net unrealized appreciation	$678,795,525

Federal income tax cost of investments	$1,673,314,355

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.7%)
Auto Components (0.4%)
BorgWarner, Inc.	6,369	$224,061
Delphi Automotive plc	101,133	7,212,806
Gentex Corp.	44,256	777,135
Johnson Controls International plc	152,938	7,116,205
Lear Corp.	14,369	1,741,810
Visteon Corp.	8,248	591,052

		17,663,069

Automobiles (0.3%)
Ferrari N.V.(x)	53,230	2,761,040
Harley-Davidson, Inc.(x)	42,604	2,240,544
Tesla Motors, Inc.(x)*	49,832	10,167,224
Thor Industries, Inc.	11,699	990,905

		16,159,713

Distributors (0.1%)
Genuine Parts Co.	32,556	3,270,250
LKQ Corp.*	71,883	2,548,971
Pool Corp.	9,779	924,311

		6,743,532

Diversified Consumer Services (0.0%)
Service Corp. International	44,956	1,193,132
ServiceMaster Global Holdings, Inc.*	31,487	1,060,482

		2,253,614

Hotels, Restaurants & Leisure (2.8%)
Aramark	25,299	962,121
Brinker International, Inc.(x)	12,710	640,965
Chipotle Mexican Grill, Inc.(x)*	6,653	2,817,546
Choice Hotels International, Inc.	5,479	246,993
Darden Restaurants, Inc.	27,380	1,678,942
Domino’s Pizza, Inc.	11,796	1,791,223
Dunkin’ Brands Group, Inc.(x)	22,042	1,147,947
Extended Stay America, Inc.(x)	2,462	34,960
Hilton Worldwide Holdings, Inc.	108,750	2,493,638
Hyatt Hotels Corp., Class A(x)*	324	15,947
Las Vegas Sands Corp.	158,683	9,130,620
Marriott International, Inc., Class A	104,761	7,053,558
McDonald’s Corp.	208,647	24,069,518
MGM Resorts International*	230,145	5,990,674
Norwegian Cruise Line Holdings Ltd.*	3,585	135,155
Panera Bread Co., Class A(x)*	5,216	1,015,660
Six Flags Entertainment Corp.	124,059	6,650,803
Starbucks Corp.	518,672	28,080,902
Vail Resorts, Inc.	37,615	5,901,041
Wendy’s Co.	28,996	313,157
Wyndham Worldwide Corp.	25,942	1,746,675
Wynn Resorts Ltd.(x)	17,132	1,668,999
Yum! Brands, Inc.	283,140	25,711,943

		129,298,987

Household Durables (0.4%)
CalAtlantic Group, Inc.	2,226	74,437
D.R. Horton, Inc.	43,303	1,307,751
Harman International Industries, Inc.	7,899	667,071
Leggett & Platt, Inc.	31,918	1,454,822
Lennar Corp., Class A	22,871	968,358
Lennar Corp., Class B	1,063	35,685
Mohawk Industries, Inc.*	11,457	2,295,295
Newell Brands, Inc.	111,434	5,868,114
NVR, Inc.*	817	1,339,774
PulteGroup, Inc.	24,798	496,952
Tempur Sealy International, Inc.(x)*	12,897	731,776
Toll Brothers, Inc.*	17,604	525,655
Tupperware Brands Corp.	12,165	795,226
Whirlpool Corp.	1,772	287,348

		16,848,264

Internet & Direct Marketing Retail (5.1%)
Amazon.com, Inc.*	211,002	176,674,086
Ctrip.com International Ltd. (ADR)(x)*	47,200	2,198,104
Expedia, Inc.	28,276	3,300,375
Groupon, Inc.(x)*	82,535	425,055
Liberty Interactive Corp. QVC Group*	58,219	1,164,962
Liberty Ventures*	5,998	239,140
Netflix, Inc.*	131,688	12,977,852
Priceline Group, Inc.*	25,178	37,049,175
TripAdvisor, Inc.*	26,793	1,692,782

		235,721,531

Leisure Products (0.1%)
Brunswick Corp.	17,837	870,089
Hasbro, Inc.	26,547	2,105,974
Mattel, Inc.	80,685	2,443,142
Polaris Industries, Inc.(x)	14,023	1,085,941
Vista Outdoor, Inc.*	2,319	92,435

		6,597,581

Media (3.0%)
AMC Networks, Inc., Class A*	14,476	750,725
Cable One, Inc.	1,137	664,008
CBS Corp. (Non-Voting), Class B	95,413	5,222,908
Charter Communications, Inc., Class A*	79,089	21,351,657
Cinemark Holdings, Inc.	179,483	6,870,609
Clear Channel Outdoor Holdings, Inc., Class A	3,953	23,086
Comcast Corp., Class A	529,269	35,111,705
Discovery Communications, Inc., Class A(x)*	32,821	883,541
Discovery Communications, Inc., Class C*	53,029	1,395,193
DISH Network Corp., Class A*	39,800	2,180,244
Interpublic Group of Cos., Inc.	96,289	2,152,059
Lions Gate Entertainment Corp.(x)	14,630	292,454
Live Nation Entertainment, Inc.*	18,139	498,460
Madison Square Garden Co., Class A*	471	79,792
Omnicom Group, Inc.	55,924	4,753,540
Regal Entertainment Group, Class A(x)	5,522	120,104
Scripps Networks Interactive, Inc., Class A	19,163	1,216,659
Sirius XM Holdings, Inc.(x)*	418,310	1,744,353
Starz, Class A*	20,573	641,672
Time Warner, Inc.	122,495	9,751,827
Tribune Media Co., Class A	1,467	53,575
Twenty-First Century Fox, Inc., Class A	202,241	4,898,277
Twenty-First Century Fox, Inc., Class B	86,259	2,134,048
Viacom, Inc., Class A(x)	1,865	79,859
Viacom, Inc., Class B	71,918	2,740,076
Walt Disney Co.	392,295	36,428,513

		142,038,944

Multiline Retail (0.4%)
Dollar General Corp.	139,640	9,773,404
Dollar Tree, Inc.*	53,668	4,236,015
Nordstrom, Inc.(x)	28,632	1,485,428
Target Corp.	14,777	1,014,884

		16,509,731

Specialty Retail (3.0%)
Advance Auto Parts, Inc.	16,726	2,494,181

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
AutoNation, Inc.*	6,256	$304,730
AutoZone, Inc.*	13,494	10,367,980
Bed Bath & Beyond, Inc.	3,783	163,085
Burlington Stores, Inc.*	9,752	790,107
Cabela’s, Inc.*	1,452	79,758
CarMax, Inc.*	45,527	2,428,865
Dick’s Sporting Goods, Inc.	16,546	938,489
Foot Locker, Inc.	28,444	1,926,228
Gap, Inc.	3,450	76,728
Home Depot, Inc.	399,043	51,348,854
L Brands, Inc.	10,640	752,993
Lowe’s Cos., Inc.	280,393	20,247,179
Michaels Cos., Inc.*	17,311	418,407
Murphy USA, Inc.*	5,451	388,983
O’Reilly Automotive, Inc.*	47,618	13,338,278
Ross Stores, Inc.	148,701	9,561,474
Sally Beauty Holdings, Inc.*	34,023	873,711
Signet Jewelers Ltd.	36,848	2,746,281
TJX Cos., Inc.	156,760	11,722,513
Tractor Supply Co.	82,581	5,561,830
Ulta Salon Cosmetics & Fragrance, Inc.*	13,872	3,301,259
Urban Outfitters, Inc.*	16,850	581,662
Williams-Sonoma, Inc.(x)	20,478	1,046,016

		141,459,591

Textiles, Apparel & Luxury Goods (1.1%)
adidas AG (ADR)	117,624	10,221,525
Carter’s, Inc.	11,929	1,034,364
Coach, Inc.	96,350	3,522,556
Hanesbrands, Inc.	229,629	5,798,132
Kate Spade & Co.*	30,953	530,225
lululemon athletica, Inc.(x)*	22,893	1,396,015
Michael Kors Holdings Ltd.*	38,197	1,787,238
NIKE, Inc., Class B	314,443	16,555,423
Ralph Lauren Corp.	919	92,948
Skechers USA, Inc., Class A*	31,610	723,869
Under Armour, Inc., Class A(x)*	43,168	1,669,738
Under Armour, Inc., Class C*	43,553	1,474,705
VF Corp.	80,555	4,515,108

		49,321,846

Total Consumer Discretionary		780,616,403

Consumer Staples (7.6%)
Beverages (3.1%)
Brown-Forman Corp., Class A	12,670	630,333
Brown-Forman Corp., Class B	43,876	2,081,477
Coca-Cola Co.	922,316	39,032,413
Constellation Brands, Inc., Class A	95,823	15,953,571
Dr. Pepper Snapple Group, Inc.	43,952	4,013,257
Monster Beverage Corp.*	271,635	39,878,735
PepsiCo, Inc.	298,465	32,464,038
SABMiller plc (ADR)	100,243	5,823,116

		139,876,940

Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	9,041	1,086,276
Costco Wholesale Corp.	114,230	17,421,217
CVS Health Corp.	239,850	21,344,252
Kroger Co.	225,267	6,685,925
Rite Aid Corp.*	242,035	1,861,249
Sprouts Farmers Market, Inc.*	33,814	698,259
Sysco Corp.	124,450	6,099,295
US Foods Holding Corp.*	10,817	255,389
Walgreens Boots Alliance, Inc.	103,269	8,325,547
Whole Foods Market, Inc.	12,978	367,926

		64,145,335

Food Products (1.3%)
Blue Buffalo Pet Products, Inc.*	14,447	343,261
Campbell Soup Co.	44,106	2,412,598
ConAgra Foods, Inc.	81,669	3,847,427
Danone S.A. (ADR)	901,996	13,394,640
Flowers Foods, Inc.(x)	36,128	546,255
General Mills, Inc.	141,085	9,012,509
Hain Celestial Group, Inc.*	18,394	654,459
Hershey Co.	33,200	3,173,920
Hormel Foods Corp.	55,988	2,123,625
Ingredion, Inc.	11,911	1,584,878
Kellogg Co.	54,283	4,205,304
Kraft Heinz Co.	17,971	1,608,584
McCormick & Co., Inc. (Non-Voting)	27,374	2,735,210
Mead Johnson Nutrition Co.	15,714	1,241,563
Mondelez International, Inc., Class A	76,500	3,358,350
Pilgrim’s Pride Corp.	2,082	43,972
Post Holdings, Inc.*	8,980	692,987
TreeHouse Foods, Inc.*	74,712	6,514,139
Tyson Foods, Inc., Class A	32,346	2,415,276
WhiteWave Foods Co.*	40,923	2,227,439

		62,136,396

Household Products (0.6%)
Church & Dwight Co., Inc.	61,052	2,925,612
Clorox Co.	26,231	3,283,597
Colgate-Palmolive Co.	37,072	2,748,518
Energizer Holdings, Inc.	4,644	232,014
Kimberly-Clark Corp.	72,684	9,168,360
Procter & Gamble Co.(x)	113,265	10,165,534
Spectrum Brands Holdings, Inc.(x)	6,018	828,618

		29,352,253

Personal Products (0.1%)
Coty, Inc., Class A(x)*	6,100	143,350
Estee Lauder Cos., Inc., Class A	51,397	4,551,719
Herbalife Ltd.(x)*	17,867	1,107,575
Nu Skin Enterprises, Inc., Class A	3,439	222,778

		6,025,422

Tobacco (1.1%)
Altria Group, Inc.	464,612	29,377,417
Philip Morris International, Inc.	95,974	9,330,592
Reynolds American, Inc.	299,909	14,140,709

		52,848,718

Total Consumer Staples		354,385,064

Energy (0.6%)
Energy Equipment & Services (0.2%)
Schlumberger Ltd.	140,872	11,078,174

Oil, Gas & Consumable Fuels (0.4%)
Apache Corp.	61,735	3,943,015
Cabot Oil & Gas Corp.	76,469	1,972,900
Chesapeake Energy Corp.(x)*	12,385	77,654
Cimarex Energy Co.	3,583	481,448
Continental Resources, Inc.(x)*	9,342	485,410
Devon Energy Corp.	11,283	497,693
Diamondback Energy, Inc.*	4,271	412,322
EOG Resources, Inc.	14,403	1,392,914
Newfield Exploration Co.*	12,270	533,254
ONEOK, Inc.	49,356	2,536,405
Parsley Energy, Inc., Class A*	3,184	106,696
Southwestern Energy Co.*	115,155	1,593,745
Spectra Energy Corp.	26,148	1,117,827
Williams Cos., Inc.	27,731	852,174

		16,003,457

Total Energy		27,081,631

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (3.2%)
Banks (0.1%)
Citizens Financial Group, Inc.	52,921	$1,307,678
First Hawaiian, Inc.*	628	16,868
First Republic Bank/California	27,029	2,084,206
Signature Bank/New York*	7,550	894,298
SVB Financial Group*	9,282	1,026,032
Western Alliance Bancorp*	12,771	479,423

		5,808,505

Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	10,950	1,584,465
Ameriprise Financial, Inc.	11,052	1,102,658
Artisan Partners Asset Management, Inc., Class A	9,166	249,315
BlackRock, Inc.	2,500	906,150
CBOE Holdings, Inc.	18,814	1,220,088
Charles Schwab Corp.	219,234	6,921,217
Eaton Vance Corp.	26,573	1,037,676
FactSet Research Systems, Inc.	67,903	11,007,076
Federated Investors, Inc., Class B	22,702	672,660
Greenhill & Co., Inc.(x)	37,950	894,482
Interactive Brokers Group, Inc., Class A	1,399	49,343
Intercontinental Exchange, Inc.	61,920	16,678,772
Invesco Ltd.	16,755	523,929
Lazard Ltd., Class A	4,229	153,766
LPL Financial Holdings, Inc.(x)	2,998	89,670
MarketAxess Holdings, Inc.	8,580	1,420,762
Moody’s Corp.	35,799	3,876,316
Morgan Stanley	201,900	6,472,914
Morningstar, Inc.	4,031	319,537
MSCI, Inc.	122,143	10,252,683
NorthStar Asset Management Group, Inc.	44,374	573,756
Raymond James Financial, Inc.	88,345	5,142,562
S&P Global, Inc.	116,599	14,756,770
SEI Investments Co.	456,407	20,816,724
State Street Corp.	44,300	3,084,609
T. Rowe Price Group, Inc.	43,773	2,910,905
TD Ameritrade Holding Corp.	143,827	5,068,463

		117,787,268

Consumer Finance (0.2%)
American Express Co.	80,277	5,140,939
Credit Acceptance Corp.(x)*	1,843	370,572
Discover Financial Services	32,008	1,810,052

		7,321,563

Insurance (0.4%)
AmTrust Financial Services, Inc.	1,200	32,196
Aon plc	62,410	7,020,501
Arthur J. Gallagher & Co.	28,157	1,432,347
Brown & Brown, Inc.	1,692	63,805
Erie Indemnity Co., Class A	4,335	442,473
Lincoln National Corp.	13,144	617,505
Marsh & McLennan Cos., Inc.	123,742	8,321,649
Progressive Corp.	13,545	426,668
XL Group Ltd.	22,301	749,983

		19,107,127

Total Financials		150,024,463

Health Care (13.6%)
Biotechnology (4.4%)
AbbVie, Inc.	383,853	24,209,609
ACADIA Pharmaceuticals, Inc.(x)*	21,899	696,607
Agios Pharmaceuticals, Inc.(x)*	6,874	363,085
Alexion Pharmaceuticals, Inc.*	110,928	13,593,117
Alkermes plc*	35,253	1,657,949
Alnylam Pharmaceuticals, Inc.(x)*	15,737	1,066,654
Amgen, Inc.	220,355	36,757,417
Biogen, Inc.*	82,937	25,961,769
BioMarin Pharmaceutical, Inc.*	48,638	4,499,988
Celgene Corp.*	292,969	30,624,049
Gilead Sciences, Inc.	314,337	24,870,343
Incyte Corp.*	49,489	4,666,318
Intercept Pharmaceuticals, Inc.(x)*	3,976	654,410
Intrexon Corp.(x)*	14,091	394,830
Ionis Pharmaceuticals, Inc.(x)*	29,381	1,076,520
Juno Therapeutics, Inc.(x)*	13,720	411,737
Neurocrine Biosciences, Inc.*	20,820	1,054,325
OPKO Health, Inc.(x)*	69,665	737,752
Regeneron Pharmaceuticals, Inc.*	43,731	17,580,737
Seattle Genetics, Inc.(x)*	23,304	1,258,649
United Therapeutics Corp.*	2,968	350,461
Vertex Pharmaceuticals, Inc.*	99,709	8,695,622

		201,181,948

Health Care Equipment & Supplies (2.7%)
ABIOMED, Inc.*	9,614	1,236,168
Alere, Inc.*	3,874	167,512
Align Technology, Inc.*	16,948	1,588,875
Baxter International, Inc.	122,917	5,850,849
Becton Dickinson and Co.	49,554	8,906,340
Boston Scientific Corp.*	559,253	13,310,221
C.R. Bard, Inc.	17,383	3,898,659
Cooper Cos., Inc.	8,675	1,555,081
Danaher Corp.	147,614	11,571,461
DexCom, Inc.*	72,554	6,360,084
Edwards Lifesciences Corp.*	49,983	6,025,950
Hill-Rom Holdings, Inc.	14,841	919,845
Hologic, Inc.*	65,558	2,545,617
IDEXX Laboratories, Inc.*	20,884	2,354,253
Intuitive Surgical, Inc.*	26,808	19,431,244
ResMed, Inc.(x)	32,800	2,125,112
St. Jude Medical, Inc.	45,617	3,638,412
Stryker Corp.	115,280	13,419,745
Teleflex, Inc.	1,947	327,193
Varian Medical Systems, Inc.*	183,145	18,228,423
West Pharmaceutical Services, Inc.	16,782	1,250,259
Zimmer Biomet Holdings, Inc.	23,163	3,011,653

		127,722,956

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.*	6,072	300,868
Aetna, Inc.	68,976	7,963,279
Amedisys, Inc.*	86,680	4,112,099
AmerisourceBergen Corp.	42,048	3,396,637
Amsurg Corp.*	7,326	491,208
Anthem, Inc.	39,074	4,896,363
Cardinal Health, Inc.	71,496	5,555,239
Centene Corp.*	41,852	2,802,410
Cigna Corp.	42,701	5,564,794
DaVita, Inc.*	15,188	1,003,471
Envision Healthcare Holdings, Inc.*	37,643	838,310
Express Scripts Holding Co.*	132,396	9,337,890
HCA Holdings, Inc.*	49,006	3,706,324
Henry Schein, Inc.*	19,305	3,146,329
Humana, Inc.	61,202	10,826,022
Laboratory Corp. of America Holdings*	10,735	1,475,848
McKesson Corp.	60,744	10,129,062
MEDNAX, Inc.*	15,601	1,033,566
Patterson Cos., Inc.(x)	20,310	933,041
Premier, Inc., Class A*	3,376	109,180
Surgical Care Affiliates, Inc.*	109,882	5,357,846
Tenet Healthcare Corp.*	19,421	440,080
UnitedHealth Group, Inc.	346,066	48,449,240

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	5,125	$631,503
VCA, Inc.*	18,128	1,268,597
WellCare Health Plans, Inc.*	9,876	1,156,381

		134,925,587

Health Care Technology (0.4%)
athenahealth, Inc.(x)*	9,025	1,138,233
Cerner Corp.*	233,065	14,391,763
IMS Health Holdings, Inc.*	36,643	1,148,392
Inovalon Holdings, Inc., Class A(x)*	14,290	210,206
Veeva Systems, Inc., Class A*	23,259	960,132

		17,848,726

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	20,656	972,691
Bio-Techne Corp.	8,899	974,441
Bruker Corp.	24,675	558,889
Charles River Laboratories International, Inc.*	11,375	947,993
Illumina, Inc.*	45,876	8,333,833
Mettler-Toledo International, Inc.*	6,204	2,604,625
Patheon N.V.*	4,514	133,750
PerkinElmer, Inc.	5,524	309,952
Quintiles Transnational Holdings, Inc.*	13,093	1,061,319
Thermo Fisher Scientific, Inc.	42,347	6,735,713
VWR Corp.*	1,095	31,054
Waters Corp.*	18,142	2,875,326

		25,539,586

Pharmaceuticals (2.7%)
Akorn, Inc.*	20,323	554,005
Allergan plc*	74,789	17,224,655
Bristol-Myers Squibb Co.	565,996	30,518,503
Eli Lilly & Co.	270,187	21,685,209
Johnson & Johnson	113,203	13,372,670
Merck & Co., Inc.	64,515	4,026,381
Mylan N.V.*	34,032	1,297,300
Novartis AG (ADR)	109,012	8,607,588
Novo Nordisk A/S (ADR)	430,280	17,895,345
Pfizer, Inc.	100,016	3,387,542
Zoetis, Inc.	162,270	8,439,663

		127,008,861

Total Health Care		634,227,664

Industrials (7.9%)
Aerospace & Defense (1.5%)
B/E Aerospace, Inc.	23,597	1,219,021
Boeing Co.	180,873	23,828,209
BWX Technologies, Inc.	22,593	866,893
General Dynamics Corp.	24,047	3,731,133
HEICO Corp.	4,707	325,724
HEICO Corp., Class A	9,259	560,262
Hexcel Corp.	22,048	976,726
Huntington Ingalls Industries, Inc.	9,130	1,400,725
Lockheed Martin Corp.	60,411	14,481,725
Northrop Grumman Corp.	39,505	8,452,095
Orbital ATK, Inc.	61,270	4,670,612
Raytheon Co.	26,957	3,669,656
Rockwell Collins, Inc.	30,655	2,585,443
Spirit AeroSystems Holdings, Inc., Class A*	16,556	737,404
Textron, Inc.	20,328	808,038
TransDigm Group, Inc.*	11,828	3,419,711

		71,733,377

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	33,481	2,359,071
Expeditors International of Washington, Inc.	390,485	20,117,787
FedEx Corp.	74,620	13,034,622
United Parcel Service, Inc., Class B	227,015	24,826,360

		60,337,840

Airlines (0.5%)
Alaska Air Group, Inc.	23,125	1,523,013
American Airlines Group, Inc.	198,400	7,263,424
Delta Air Lines, Inc.	188,004	7,399,837
JetBlue Airways Corp.*	5,853	100,906
Southwest Airlines Co.	151,517	5,892,496

		22,179,676

Building Products (0.2%)
A.O. Smith Corp.	17,419	1,720,823
Allegion plc	22,461	1,547,788
Fortune Brands Home & Security, Inc.	35,911	2,086,429
Lennox International, Inc.	8,602	1,350,772
Masco Corp.	50,677	1,738,728

		8,444,540

Commercial Services & Supplies (0.7%)
Cintas Corp.	20,948	2,358,745
Clean Harbors, Inc.*	1,001	48,028
Copart, Inc.*	22,717	1,216,723
Covanta Holding Corp.(x)	29,024	446,679
KAR Auction Services, Inc.	225,249	9,721,747
Pitney Bowes, Inc.	45,718	830,239
R.R. Donnelley & Sons Co.	34,210	537,781
Rollins, Inc.	22,729	665,505
Stericycle, Inc.*	18,267	1,463,917
Waste Connections, Inc.	119,530	8,928,891
Waste Management, Inc.	87,077	5,552,030

		31,770,285

Construction & Engineering (0.0%)
Quanta Services, Inc.*	10,273	287,541
Valmont Industries, Inc.	4,297	578,248

		865,789

Electrical Equipment (0.3%)
Acuity Brands, Inc.	28,304	7,489,238
AMETEK, Inc.	10,274	490,892
Emerson Electric Co.	24,267	1,322,794
Hubbell, Inc.	8,536	919,669
Rockwell Automation, Inc.	24,217	2,962,708

		13,185,301

Industrial Conglomerates (1.5%)
3M Co.	139,723	24,623,384
Carlisle Cos., Inc.	56,545	5,799,821
General Electric Co.	423,860	12,554,733
Honeywell International, Inc.	180,678	21,065,248
Roper Technologies, Inc.	31,716	5,787,219

		69,830,405

Machinery (0.9%)
Deere & Co.	118,783	10,138,130
Donaldson Co., Inc.	28,374	1,059,201
Flowserve Corp.	19,143	923,458
Fortive Corp.	76,789	3,908,560
Graco, Inc.	12,763	944,462
IDEX Corp.	16,454	1,539,601
Illinois Tool Works, Inc.	76,960	9,222,887
Ingersoll-Rand plc	30,317	2,059,737
Lincoln Electric Holdings, Inc.	9,339	584,808
Manitowoc Foodservice, Inc.*	13,433	217,883
Middleby Corp.*	13,591	1,680,119
Nordson Corp.	13,316	1,326,673
PACCAR, Inc.	7,310	429,682
Snap-on, Inc.	9,923	1,507,899
Stanley Black & Decker, Inc.	4,389	539,759
Toro Co.	25,780	1,207,535

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
WABCO Holdings, Inc.*	12,253	$1,391,083
Wabtec Corp.(x)	38,945	3,179,859
Xylem, Inc.	22,593	1,185,003

		43,046,339

Professional Services (0.4%)
Dun & Bradstreet Corp.	3,559	486,231
Equifax, Inc.	28,107	3,782,639
IHS Markit Ltd.*	41,256	1,549,163
Nielsen Holdings plc	66,622	3,568,941
Robert Half International, Inc.	30,778	1,165,255
TransUnion*	107,342	3,703,299
Verisk Analytics, Inc.*	36,319	2,952,008

		17,207,536

Road & Rail (0.3%)
AMERCO	905	293,428
Avis Budget Group, Inc.*	20,253	692,855
Hertz Global Holdings, Inc.*	3,460	138,954
J.B. Hunt Transport Services, Inc.	21,256	1,724,712
Kansas City Southern	76,240	7,114,716
Landstar System, Inc.	10,011	681,549
Old Dominion Freight Line, Inc.*	10,168	697,626
Union Pacific Corp.	31,352	3,057,761

		14,401,601

Trading Companies & Distributors (0.3%)
Air Lease Corp.	11,566	330,556
Fastenal Co.	67,973	2,839,912
HD Supply Holdings, Inc.*	198,791	6,357,337
Herc Holdings, Inc.*	1,153	38,856
MSC Industrial Direct Co., Inc., Class A	4,785	351,267
United Rentals, Inc.*	17,662	1,386,290
W.W. Grainger, Inc.(x)	13,040	2,931,914
Watsco, Inc.	6,218	876,116

		15,112,248

Total Industrials		368,114,937

Information Technology (27.4%)
Communications Equipment (0.8%)
Arista Networks, Inc.(x)*	9,447	803,751
ARRIS International plc*	10,371	293,810
Cisco Systems, Inc.	752,527	23,870,156
CommScope Holding Co., Inc.*	31,015	933,862
F5 Networks, Inc.*	15,741	1,961,958
Harris Corp.	63,880	5,852,047
Motorola Solutions, Inc.	4,786	365,076
Palo Alto Networks, Inc.(x)*	31,300	4,987,029

		39,067,689

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	70,926	4,604,515
CDW Corp.	38,117	1,743,090
Cognex Corp.	19,574	1,034,682
Fitbit, Inc., Class A(x)	24,914	369,724
IPG Photonics Corp.*	7,198	592,755
National Instruments Corp.	19,740	560,616
Trimble Navigation Ltd.*	46,417	1,325,670
VeriFone Systems, Inc.*	27,095	426,475
Zebra Technologies Corp., Class A*	10,260	714,199

		11,371,726

Internet Software & Services (8.6%)
Akamai Technologies, Inc.*	36,155	1,915,853
Alibaba Group Holding Ltd. (ADR)*	288,588	30,529,725
Alphabet, Inc., Class A*	123,088	98,970,138
Alphabet, Inc., Class C*	117,090	91,012,887
CommerceHub, Inc.*	1,798	28,540
CoStar Group, Inc.*	28,816	6,239,528
eBay, Inc.*	253,217	8,330,839
Facebook, Inc., Class A*	1,054,583	135,271,362
GoDaddy, Inc., Class A(x)*	11,276	389,360
IAC/InterActiveCorp.	13,364	834,849
LinkedIn Corp., Class A*	27,818	5,316,576
Match Group, Inc.(x)*	7,944	141,324
Pandora Media, Inc.(x)*	45,844	656,945
Rackspace Hosting, Inc.*	25,329	802,676
Tencent Holdings Ltd.	226,600	6,278,673
Tencent Holdings Ltd. (ADR)	281,180	7,837,893
Twilio, Inc., Class A*	2,154	138,631
Twitter, Inc.(x)*	132,117	3,045,297
VeriSign, Inc.(x)*	62,453	4,886,323
Yelp, Inc.*	12,476	520,249
Zillow Group, Inc., Class A(x)*	8,581	295,615
Zillow Group, Inc., Class C(x)*	17,184	595,426

		404,038,709

IT Services (5.8%)
Accenture plc, Class A	148,051	18,087,391
Acxiom Corp.*	175,874	4,687,042
Alliance Data Systems Corp.*	13,613	2,920,397
Automatic Data Processing, Inc.	155,542	13,718,804
Black Knight Financial Services, Inc., Class A*	5,071	207,404
Booz Allen Hamilton Holding Corp.	25,890	818,383
Broadridge Financial Solutions, Inc.	27,830	1,886,596
Cognizant Technology Solutions Corp., Class A*	143,080	6,826,347
CoreLogic, Inc.*	12,610	494,564
CSRA, Inc.	39,608	1,065,455
DST Systems, Inc.	7,958	938,407
EPAM Systems, Inc.*	81,433	5,644,121
Euronet Worldwide, Inc.*	12,076	988,179
Fidelity National Information Services, Inc.	43,740	3,369,292
First Data Corp., Class A*	75,806	997,607
Fiserv, Inc.*	80,292	7,986,645
FleetCor Technologies, Inc.*	21,644	3,760,212
Gartner, Inc.*	18,764	1,659,676
Genpact Ltd.*	36,225	867,589
Global Payments, Inc.	36,256	2,783,011
International Business Machines Corp.	143,422	22,782,585
Jack Henry & Associates, Inc.	18,389	1,573,179
Leidos Holdings, Inc.	12,640	547,059
MasterCard, Inc.	341,814	34,786,411
Paychex, Inc.	76,476	4,425,666
PayPal Holdings, Inc.*	672,331	27,545,401
Sabre Corp.	48,396	1,363,799
Square, Inc., Class A(x)*	12,526	146,053
Teradata Corp.*	31,394	973,214
Total System Services, Inc.	39,160	1,846,394
Vantiv, Inc., Class A*	36,595	2,059,201
Visa, Inc., Class A	1,016,049	84,027,252
Western Union Co.	115,984	2,414,787
WEX, Inc.*	63,512	6,865,012

		271,063,135

Semiconductors & Semiconductor Equipment (2.2%)
Analog Devices, Inc.	23,227	1,496,980
Applied Materials, Inc.	184,382	5,559,117
ASML Holding N.V. (N.Y. Shares)	31,400	3,440,812
Broadcom Ltd.	89,475	15,436,227
Cree, Inc.(x)*	8,785	225,950
Intel Corp.	101,263	3,822,678
KLA-Tencor Corp.	36,912	2,573,136
Lam Research Corp.	30,102	2,850,960
Linear Technology Corp.	60,460	3,584,673
Maxim Integrated Products, Inc.	66,724	2,664,289
Microchip Technology, Inc.	49,641	3,084,692

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NVIDIA Corp.	120,698	$8,270,227
NXP Semiconductors N.V.*	65,121	6,642,993
ON Semiconductor Corp.*	9,987	123,040
Qorvo, Inc.*	3,257	181,545
QUALCOMM, Inc.	347,559	23,807,792
Skyworks Solutions, Inc.	41,104	3,129,659
Texas Instruments, Inc.	238,610	16,745,650
Xilinx, Inc.	18,596	1,010,507

		104,650,927

Software (6.4%)
Activision Blizzard, Inc.	132,723	5,879,629
Adobe Systems, Inc.*	177,736	19,291,465
ANSYS, Inc.*	5,521	511,300
Atlassian Corp. plc, Class A(x)*	6,314	189,231
Autodesk, Inc.*	244,732	17,701,466
Cadence Design Systems, Inc.*	70,372	1,796,597
CDK Global, Inc.	36,544	2,096,164
Citrix Systems, Inc.*	36,610	3,119,904
Dell Technologies, Inc. - VMware, Inc., Class V*	5,406	258,407
Electronic Arts, Inc.*	68,888	5,883,035
Ellie Mae, Inc.*	47,445	4,995,959
FireEye, Inc.(x)*	8,544	125,853
Fortinet, Inc.*	33,677	1,243,692
Guidewire Software, Inc.*	17,526	1,051,209
Intuit, Inc.	57,763	6,354,508
Manhattan Associates, Inc.*	17,365	1,000,571
Microsoft Corp.	2,189,310	126,104,256
Mobileye N.V.*	56,739	2,415,379
NetSuite, Inc.(x)*	41,665	4,611,899
Nintendo Co., Ltd. (ADR)	100,330	3,308,883
Nuance Communications, Inc.*	40,960	593,920
Oracle Corp.	551,403	21,659,110
PTC, Inc.*	12,259	543,196
Red Hat, Inc.*	42,739	3,454,593
salesforce.com, Inc.*	330,222	23,554,735
ServiceNow, Inc.*	187,789	14,863,499
Splunk, Inc.(x)*	30,752	1,804,527
SS&C Technologies Holdings, Inc.(x)	35,940	1,155,471
Symantec Corp.	205,806	5,165,731
Synopsys, Inc.*	3,162	187,665
Tableau Software, Inc., Class A*	13,308	735,533
Take-Two Interactive Software, Inc.(x)*	161,250	7,269,150
Tyler Technologies, Inc.*	35,133	6,015,824
Ultimate Software Group, Inc.*	6,448	1,317,907
VMware, Inc., Class A(x)*	6,180	453,303
Workday, Inc., Class A*	27,509	2,522,300

		299,235,871

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	1,379,730	155,978,476
NCR Corp.*	29,924	963,254

		156,941,730

Total Information Technology		1,286,369,787

Materials (2.5%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	40,383	6,071,180
Ashland Global Holdings, Inc.	22,800	2,643,660
Axalta Coating Systems Ltd.*	39,890	1,127,690
Celanese Corp.	3,039	202,276
E.I. du Pont de Nemours & Co.	207,402	13,889,713
Ecolab, Inc.	61,877	7,531,668
FMC Corp.	25,031	1,209,999
International Flavors & Fragrances, Inc.	18,849	2,694,842
LyondellBasell Industries N.V., Class A	36,202	2,920,053
Monsanto Co.	67,116	6,859,255
NewMarket Corp.	1,660	712,671
PPG Industries, Inc.	62,818	6,492,868
Praxair, Inc.	59,415	7,179,114
RPM International, Inc.	30,643	1,646,142
Scotts Miracle-Gro Co., Class A	9,811	816,962
Sherwin-Williams Co.	43,787	12,114,112
Valspar Corp.	18,526	1,965,053
W.R. Grace & Co.	9,457	697,927

		76,775,185

Construction Materials (0.3%)
Eagle Materials, Inc.	11,324	875,345
Martin Marietta Materials, Inc.	20,820	3,729,070
Vulcan Materials Co.	80,616	9,168,458

		13,772,873

Containers & Packaging (0.4%)
AptarGroup, Inc.	3,815	295,319
Avery Dennison Corp.	19,634	1,527,329
Ball Corp.	40,289	3,301,684
Bemis Co., Inc.	2,967	151,347
Berry Plastics Group, Inc.*	155,026	6,797,889
Crown Holdings, Inc.*	31,412	1,793,311
Graphic Packaging Holding Co.	54,308	759,769
Owens-Illinois, Inc.*	39,053	718,185
Packaging Corp. of America	22,409	1,820,955
Sealed Air Corp.	46,266	2,119,908
Silgan Holdings, Inc.	9,876	499,627

		19,785,323

Metals & Mining (0.1%)
Compass Minerals International, Inc.(x)	46,331	3,414,594
Freeport-McMoRan, Inc.	66,158	718,476
Royal Gold, Inc.	960	74,333
Southern Copper Corp.(x)	9,330	245,379
Steel Dynamics, Inc.	9,419	235,381

		4,688,163

Total Materials		115,021,544

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alexandria Real Estate Equities, Inc. (REIT)	1,787	194,372
American Tower Corp. (REIT)	165,649	18,773,002
Boston Properties, Inc. (REIT)	6,312	860,262
Care Capital Properties, Inc. (REIT)	1,991	56,744
Crown Castle International Corp. (REIT)	104,261	9,822,430
CubeSmart (REIT)	29,231	796,837
CyrusOne, Inc. (REIT)	15,032	715,072
Digital Realty Trust, Inc. (REIT)	24,387	2,368,465
Empire State Realty Trust, Inc. (REIT), Class A	18,017	377,456
Equinix, Inc. (REIT)	21,001	7,565,610
Equity LifeStyle Properties, Inc. (REIT)	17,862	1,378,589
Essex Property Trust, Inc. (REIT)	6,309	1,405,014
Extra Space Storage, Inc. (REIT)	28,435	2,258,023
Federal Realty Investment Trust (REIT)	16,736	2,576,172
Gaming and Leisure Properties, Inc. (REIT)	43,289	1,448,017
Healthcare Trust of America, Inc. (REIT), Class A	24,073	785,261
Iron Mountain, Inc. (REIT)	61,297	2,300,476

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Lamar Advertising Co. (REIT), Class A	18,737	$1,223,713
Life Storage, Inc. (REIT)	7,250	644,815
Omega Healthcare Investors, Inc. (REIT)(x)	16,548	586,627
Outfront Media, Inc. (REIT)	5,385	127,355
Public Storage (REIT)	35,016	7,813,471
Regency Centers Corp. (REIT)	4,060	314,609
Senior Housing Properties Trust (REIT)	6,672	151,521
Simon Property Group, Inc. (REIT)	66,216	13,707,375
Tanger Factory Outlet Centers, Inc. (REIT)	20,414	795,329
Taubman Centers, Inc. (REIT)	7,043	524,070
Ventas, Inc. (REIT)	25,025	1,767,516

		81,338,203

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	241,463	6,756,135

Total Real Estate		88,094,338

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
SBA Communications Corp., Class A*	18,672	2,094,252
Verizon Communications, Inc.	484,788	25,199,279
Zayo Group Holdings, Inc.*	37,815	1,123,484

		28,417,015

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	82,712	3,864,305

Total Telecommunication Services		32,281,320

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	18,021	837,616
NextEra Energy, Inc.	18,600	2,275,152

		3,112,768

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	1,479	88,799

Multi-Utilities (0.0%)
Dominion Resources, Inc.	9,265	688,112

Total Utilities		3,889,679

Total Common Stocks (82.2%) (Cost $2,496,651,056)		3,840,106,830

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(7.7%)
iShares® Core S&P 500 ETF(x)	5,579	1,213,767
iShares® Morningstar Large-Cap ETF	10,023	1,285,350
iShares® Morningstar Large-Cap Growth ETF(x)‡	637,065	77,677,335
iShares® Morningstar Large-Cap Value ETF(x)	55,768	4,915,392
iShares® Russell 1000 ETF	3,225	388,484
iShares® Russell 1000 Growth ETF(x)	1,057,673	110,177,796
iShares® Russell 1000 Value ETF(x)	44,390	4,688,472
iShares® S&P 100 ETF	2,587	248,171
iShares® S&P 500 Growth ETF(x)	614,650	74,778,319
iShares® S&P 500 Value ETF(x)	51,704	4,909,812
Vanguard Growth ETF(x)	679,022	76,247,380
Vanguard Large-Cap ETF(x)	600	59,496
Vanguard Value ETF(x)	58,600	5,098,200

Total Investment Companies (7.7%) (Cost $210,244,717)		361,687,974

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Furiex Pharmaceauticals, Inc. (Contingent Value Shares)(b)*† (Cost $—)	306	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.4%)
JPMorgan Prime Money Market Fund, IM Shares	345,321,565	345,321,565

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,000,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $2,040,000.(xx)	$2,000,000	$2,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $10,400,607, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $10,608,000.(xx)	10,400,000	10,400,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $6,400,267, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $6,528,004.(xx)	6,400,000	6,400,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $8,156,378, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $8,319,207.(xx)	8,156,072	8,156,072
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $2,000,078, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $2,040,022.(xx)	2,000,000	2,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $7,000,379, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $7,140,387.(xx)	7,000,000	7,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $5,100,213.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $3,000,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $3,060,000.(xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $5,200,152, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $5,304,000.(xx)	5,200,000	5,200,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $8,000,433, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $8,160,165.(xx)	8,000,000	8,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $13,254,048, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $13,518,883.(xx)	13,253,540	13,253,540
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $3,000,210, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $3,060,002.(xx)	3,000,000	3,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $5,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $5,100,001.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		78,409,612

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Value (Note 1)
Total Short-Term Investments (9.1%) (Cost $423,731,177)	$423,731,177

Total Investments (99.0%) (Cost $3,130,626,950)	4,625,525,981
Other Assets Less Liabilities (1.0%)	44,598,062

Net Assets (100%)	$4,670,124,043

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $77,431,942. This was secured by collateral of $78,409,612 which was received as cash and subsequently invested in short-term investments currently valued at $78,409,612, as reported in the Portfolio of Investments, and $843,608 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/13/16 – 5/15/46.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Growth ETF	$78,396,755	$3,270,951	$4,989,061	$77,677,335	$522,393	$(8,880)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	937	December-16	$90,399,285	$91,268,485	$869,200
S&P 500 E-Mini Index	3,382	December-16	368,319,929	365,323,640	(2,996,289)

					$(2,127,089)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$780,616,403	$—	$—		$780,616,403
Consumer Staples	354,385,064	—	—		354,385,064
Energy	27,081,631	—	—		27,081,631
Financials	150,024,463	—	—		150,024,463
Health Care	634,227,664	—	—		634,227,664
Industrials	368,114,937	—	—		368,114,937
Information Technology	1,280,091,114	6,278,673	—		1,286,369,787
Materials	115,021,544	—	—		115,021,544
Real Estate	88,094,338	—	—		88,094,338
Telecommunication Services	32,281,320	—	—		32,281,320
Utilities	3,889,679	—	—		3,889,679
Futures	869,200	—	—		869,200
Investment Companies
Exchange Traded Funds (ETFs)	361,687,974	—	—		361,687,974
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	345,321,565	—	—		345,321,565
Repurchase Agreements	—	78,409,612	—		78,409,612

Total Assets	$4,541,706,896	$84,688,285	$—		$4,626,395,181

Liabilities:
Futures	$(2,996,289)	$—	$—		$(2,996,289)

Total Liabilities	$(2,996,289)	$—	$—		$(2,996,289)

Total	$4,538,710,607	$84,688,285	$—		$4,623,398,892

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,510,434,134
Aggregate gross unrealized depreciation	(44,927,278)

Net unrealized appreciation	$1,465,506,856

Federal income tax cost of investments	$3,160,019,125

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.7%)
Auto Components (1.0%)
BorgWarner, Inc.	53,000	$1,864,540
Delphi Automotive plc	56,213	4,009,111
Gentex Corp.(x)	27,902	489,959
Goodyear Tire & Rubber Co.	73,900	2,386,970
Johnson Controls International plc	425,970	19,820,384
Lear Corp.	85,855	10,407,343
Magna International, Inc.	144,686	6,214,264

		45,192,571

Automobiles (0.6%)
Ford Motor Co.	1,081,220	13,050,325
General Motors Co.	432,602	13,743,766
Harley-Davidson, Inc.	41,934	2,205,309
Thor Industries, Inc.	12,780	1,082,466

		30,081,866

Distributors (0.0%)
Genuine Parts Co.	2,362	237,263

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	1,226	590,160
H&R Block, Inc.	62,300	1,442,245

		2,032,405

Hotels, Restaurants & Leisure (0.5%)
Aramark	38,230	1,453,887
Carnival Corp.	113,362	5,534,333
Choice Hotels International, Inc.	2,800	126,224
Darden Restaurants, Inc.	4,230	259,384
Extended Stay America, Inc.(x)	17,600	249,920
Hilton Worldwide Holdings, Inc.	17,400	398,982
Hyatt Hotels Corp., Class A(x)*	6,192	304,770
International Game Technology plc	26,100	636,318
Marriott International, Inc., Class A	21,960	1,478,567
McDonald’s Corp.	57,600	6,644,735
MGM Resorts International*	119,862	3,120,008
Norwegian Cruise Line Holdings Ltd.*	39,982	1,507,321
Royal Caribbean Cruises Ltd.	46,786	3,506,611
Wendy’s Co.	24,892	268,834
Wynn Resorts Ltd.(x)	1,900	185,098

		25,674,992

Household Durables (0.4%)
CalAtlantic Group, Inc.	18,100	605,264
D.R. Horton, Inc.	42,265	1,276,403
Garmin Ltd.(x)	30,912	1,487,176
Harman International Industries, Inc.	10,500	886,725
Lennar Corp., Class A	23,986	1,015,567
Lennar Corp., Class B	1,300	43,641
Mohawk Industries, Inc.*	3,587	718,620
Newell Brands, Inc.	120,115	6,325,255
PulteGroup, Inc.	67,200	1,346,688
Toll Brothers, Inc.*	22,660	676,628
Tupperware Brands Corp.	9,800	640,626
Whirlpool Corp.	18,672	3,027,852

		18,050,445

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.*	2,088	1,748,303
Liberty Interactive Corp. QVC Group*	53,911	1,078,759
Liberty Ventures*	30,000	1,196,100
Priceline Group, Inc.*	1,122	1,651,012

		5,674,174

Leisure Products (0.0%)
Brunswick Corp.	4,600	224,388
Vista Outdoor, Inc.*	13,818	550,785

		775,173

Media (1.6%)
CBS Corp. (Non-Voting), Class B	63,031	3,450,317
Clear Channel Outdoor Holdings, Inc., Class A	4,600	26,864
Comcast Corp., Class A	361,583	23,987,415
Discovery Communications, Inc., Class A(x)*	2,900	78,068
Discovery Communications, Inc., Class C*	4,500	118,395
DISH Network Corp., Class A*	14,000	766,920
Interpublic Group of Cos., Inc.	254,530	5,688,746
John Wiley & Sons, Inc., Class A	12,312	635,422
Liberty Broadband Corp.*	35,742	2,545,580
Liberty SiriusXM Group, Class A*	25,156	854,801
Liberty SiriusXM Group, Class C*	50,912	1,700,970
Lions Gate Entertainment Corp.(x)	9,200	183,908
Live Nation Entertainment, Inc.*	15,600	428,688
Madison Square Garden Co., Class A*	4,900	830,109
News Corp., Class A	105,432	1,473,939
News Corp., Class B	33,700	479,214
Omnicom Group, Inc.	112,133	9,531,305
Regal Entertainment Group, Class A(x)	16,100	350,175
Scripps Networks Interactive, Inc., Class A	84,920	5,391,571
TEGNA, Inc.	60,438	1,321,175
Time Warner, Inc.	127,381	10,140,801
Time, Inc.	4,922	71,271
Tribune Media Co., Class A	19,800	723,096
Twenty-First Century Fox, Inc., Class A	103,237	2,500,400
Twenty-First Century Fox, Inc., Class B	30,700	759,518
Viacom, Inc., Class A(x)	300	12,846
Viacom, Inc., Class B	11,300	430,530
Walt Disney Co.	11,651	1,081,912

		75,563,956

Multiline Retail (0.6%)
Dillard’s, Inc., Class A(x)	5,215	328,597
Dollar General Corp.	93,857	6,569,051
J.C. Penney Co., Inc.(x)*	85,377	787,176
Kohl’s Corp.	51,286	2,243,763
Macy’s, Inc.	85,636	3,172,814
Target Corp.	248,100	17,039,508

		30,140,909

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	8,992	1,340,887
AutoNation, Inc.*	10,900	530,939
Bed Bath & Beyond, Inc.	36,900	1,590,759
Best Buy Co., Inc.	76,961	2,938,371
Burlington Stores, Inc.*	43,013	3,484,913
Cabela’s, Inc.*	12,100	664,653
CST Brands, Inc.	20,604	990,846
Dick’s Sporting Goods, Inc.	5,300	300,616
Foot Locker, Inc.	3,805	257,675
GameStop Corp., Class A(x)	28,296	780,687
Gap, Inc.(x)	57,800	1,285,472
GNC Holdings, Inc., Class A	86,960	1,775,723
Home Depot, Inc.	60,900	7,836,611
L Brands, Inc.	55,200	3,906,504

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Michaels Cos., Inc.*	5,900	$142,603
Murphy USA, Inc.*	4,030	287,581
Office Depot, Inc.	339,798	1,213,079
Penske Automotive Group, Inc.(x)	10,600	510,708
Ross Stores, Inc.	52,973	3,406,164
Signet Jewelers Ltd.	1,900	141,607
Staples, Inc.	179,096	1,531,271
Tiffany & Co.(x)	30,400	2,207,952
TJX Cos., Inc.	61,069	4,566,740
Urban Outfitters, Inc.*	5,400	186,408

		41,878,769

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	62,800	2,295,968
Hanesbrands, Inc.	44,746	1,129,837
PVH Corp.	22,482	2,484,261
Ralph Lauren Corp.	14,800	1,496,872

		7,406,938

Total Consumer Discretionary		282,709,461

Consumer Staples (7.6%)
Beverages (0.6%)
Brown-Forman Corp., Class A	800	39,800
Brown-Forman Corp., Class B	3,100	147,064
Coca-Cola Co.	273,500	11,574,520
Diageo plc	182,604	5,235,820
Molson Coors Brewing Co., Class B	47,822	5,250,856
PepsiCo, Inc.	64,685	7,035,787

		29,283,847

Food & Staples Retailing (1.6%)
CVS Health Corp.	110,594	9,841,760
Kroger Co.	447,954	13,295,275
Sysco Corp.	14,745	722,652
Walgreens Boots Alliance, Inc.	247,276	19,935,391
Wal-Mart Stores, Inc.	458,633	33,076,612
Whole Foods Market, Inc.(x)	73,600	2,086,560

		78,958,250

Food Products (1.9%)
Archer-Daniels-Midland Co.	248,705	10,487,890
Bunge Ltd.	38,614	2,287,107
ConAgra Foods, Inc.	25,520	1,202,247
Danone S.A.	38,782	2,876,554
Flowers Foods, Inc.(x)	3,900	58,968
General Mills, Inc.	111,988	7,153,793
Hain Celestial Group, Inc.*	7,100	252,618
Hormel Foods Corp.	9,400	356,542
Ingredion, Inc.	26,296	3,498,946
J.M. Smucker Co.	52,430	7,106,362
Kellogg Co.	5,320	412,140
Kraft Heinz Co.	144,800	12,961,048
Mead Johnson Nutrition Co.	34,641	2,736,985
Mondelez International, Inc., Class A	547,222	24,023,047
Nestle S.A. (Registered)	96,769	7,624,781
Pilgrim’s Pride Corp.	14,000	295,680
Pinnacle Foods, Inc.	32,081	1,609,504
Post Holdings, Inc.*	7,500	578,775
TreeHouse Foods, Inc.*	10,400	906,776
Tyson Foods, Inc., Class A	94,792	7,078,119

		93,507,882

Household Products (1.9%)
Clorox Co.	5,377	673,093
Colgate-Palmolive Co.	218,300	16,184,762
Energizer Holdings, Inc.	11,673	583,183
Kimberly-Clark Corp.	51,781	6,531,655
Procter & Gamble Co.#(x)	815,518	73,192,740

		97,165,433

Personal Products (0.1%)
Coty, Inc., Class A(x)*	81,356	1,911,866
Edgewell Personal Care Co.*	16,373	1,301,981
Nu Skin Enterprises, Inc., Class A(x)	10,900	706,102
Unilever N.V. (N.Y. Shares)	19,850	915,085

		4,835,034

Tobacco (1.5%)
Altria Group, Inc.	203,787	12,885,452
Philip Morris International, Inc.	586,630	57,032,169
Reynolds American, Inc.	88,300	4,163,345

		74,080,966

Total Consumer Staples		377,831,412

Energy (10.8%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	121,891	6,151,839
Diamond Offshore Drilling, Inc.(x)	17,803	313,511
Dril-Quip, Inc.*	10,500	585,270
Ensco plc, Class A	83,700	711,450
FMC Technologies, Inc.*	62,600	1,857,342
Frank’s International N.V.(x)	9,757	126,841
Halliburton Co.	238,600	10,708,368
Helmerich & Payne, Inc.(x)	121,994	8,210,196
Nabors Industries Ltd.	76,425	929,328
National Oilwell Varco, Inc.	136,707	5,022,615
Noble Corp. plc	67,100	425,414
Oceaneering International, Inc.	27,100	745,521
Patterson-UTI Energy, Inc.	40,049	895,896
Rowan Cos., plc, Class A	34,846	528,265
RPC, Inc.(x)*	16,100	270,480
Schlumberger Ltd.	560,178	44,052,399
Superior Energy Services, Inc.	308,408	5,520,503
Transocean Ltd.(x)*	95,800	1,021,228
Weatherford International plc*	248,000	1,393,760

		89,470,226

Oil, Gas & Consumable Fuels (9.0%)
Anadarko Petroleum Corp.	142,106	9,003,836
Antero Resources Corp.*	49,900	1,344,805
Apache Corp.	386,133	24,662,315
Cabot Oil & Gas Corp.	37,700	972,660
Cheniere Energy, Inc.(x)*	55,400	2,415,440
Chesapeake Energy Corp.(x)*	154,783	970,489
Chevron Corp.	569,691	58,632,598
Cimarex Energy Co.	21,872	2,938,941
Concho Resources, Inc.*	36,300	4,985,805
ConocoPhillips Co.	345,253	15,008,148
CONSOL Energy, Inc.	62,930	1,208,256
Continental Resources, Inc.(x)*	13,300	691,068
Devon Energy Corp.	654,295	28,860,952
Diamondback Energy, Inc.*	16,300	1,573,602
Energen Corp.	26,888	1,551,975
EOG Resources, Inc.	284,243	27,489,141
EQT Corp.	47,813	3,472,180
Exxon Mobil Corp.#	1,245,075	108,670,145
Gulfport Energy Corp.*	330,233	9,329,082
Hess Corp.	250,312	13,421,729
HollyFrontier Corp.(x)	44,992	1,102,304
Kinder Morgan, Inc.	535,518	12,386,531
Kosmos Energy Ltd.(x)*	43,500	278,835
Laredo Petroleum, Inc.(x)*	39,856	514,142
Marathon Oil Corp.	1,096,683	17,338,558
Marathon Petroleum Corp.	245,688	9,972,476
Murphy Oil Corp.	45,322	1,377,789
Newfield Exploration Co.*	41,031	1,783,207
Noble Energy, Inc.	118,094	4,220,680
Occidental Petroleum Corp.	272,778	19,890,972

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Parsley Energy, Inc., Class A*	133,890	$4,486,654
PBF Energy, Inc., Class A(x)	27,118	613,952
Phillips 66	125,519	10,110,555
Pioneer Natural Resources Co.	45,300	8,409,945
QEP Resources, Inc.	66,303	1,294,898
Range Resources Corp.	54,637	2,117,184
Rice Energy, Inc.*	32,962	860,638
SM Energy Co.	18,600	717,588
Southwestern Energy Co.*	120,169	1,663,139
Spectra Energy Corp.	164,626	7,037,762
Suncor Energy, Inc.	18,910	525,320
Targa Resources Corp.	43,300	2,126,463
Tesoro Corp.	33,133	2,636,061
Valero Energy Corp.	215,982	11,447,046
Whiting Petroleum Corp.(x)*	55,948	488,986
Williams Cos., Inc.	159,710	4,907,888
World Fuel Services Corp.	19,190	887,729
WPX Energy, Inc.*	92,403	1,218,796

		447,619,265

Total Energy		537,089,491

Financials (20.6%)
Banks (8.9%)
Associated Banc-Corp.	41,384	810,713
Bank of America Corp.	4,200,702	65,740,986
Bank of Hawaii Corp.(x)	11,728	851,687
BankUnited, Inc.	27,508	830,742
BB&T Corp.	251,130	9,472,624
BOK Financial Corp.(x)	7,144	492,722
CIT Group, Inc.	55,308	2,007,680
Citigroup, Inc.	1,500,134	70,851,329
Citizens Financial Group, Inc.	86,562	2,138,947
Comerica, Inc.	48,451	2,292,701
Commerce Bancshares, Inc./Missouri(x)	23,008	1,133,374
Cullen/Frost Bankers, Inc.(x)	14,767	1,062,338
East West Bancorp, Inc.	39,829	1,462,123
Fifth Third Bancorp	212,524	4,348,241
First Horizon National Corp.	63,892	973,075
First Republic Bank/California	8,013	617,882
Huntington Bancshares, Inc./Ohio	298,901	2,947,164
JPMorgan Chase & Co.#	1,803,769	120,112,977
KeyCorp	570,304	6,940,600
M&T Bank Corp.	41,571	4,826,393
PacWest Bancorp	32,900	1,411,739
People’s United Financial, Inc.	85,848	1,358,115
PNC Financial Services Group, Inc.	197,848	17,824,126
Popular, Inc.	28,440	1,086,977
Regions Financial Corp.	728,656	7,191,835
Signature Bank/New York*	6,017	712,714
SunTrust Banks, Inc./Georgia	139,457	6,108,217
SVB Financial Group*	3,750	414,525
Synovus Financial Corp.	34,520	1,122,936
TCF Financial Corp.	43,536	631,707
U.S. Bancorp	659,892	28,302,768
Wells Fargo & Co.#	1,806,499	79,991,775
Western Alliance Bancorp*	11,200	420,448
Zions Bancorp	55,814	1,731,350

		448,223,530

Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	2,000	289,400
Ameriprise Financial, Inc.	42,113	4,201,614
Bank of New York Mellon Corp.	404,355	16,125,677
BlackRock, Inc.	47,365	17,167,918
Charles Schwab Corp.	66,466	2,098,332
CME Group, Inc./Illinois	94,008	9,825,716
E*TRADE Financial Corp.*	77,551	2,258,285
Franklin Resources, Inc.	208,690	7,423,103
Goldman Sachs Group, Inc.	165,877	26,750,984
Interactive Brokers Group, Inc., Class A	15,494	546,473
Intercontinental Exchange, Inc.	17,083	4,601,477
Invesco Ltd.	95,107	2,973,996
Lazard Ltd., Class A	30,500	1,108,980
Legg Mason, Inc.	29,115	974,770
LPL Financial Holdings, Inc.(x)	20,400	610,164
Moody’s Corp.	26,556	2,875,484
Morgan Stanley	516,743	16,566,781
Nasdaq, Inc.	190,987	12,899,262
Northern Trust Corp.	57,554	3,913,096
Raymond James Financial, Inc.	35,130	2,044,917
S&P Global, Inc.	8,587	1,086,771
State Street Corp.	165,272	11,507,889
T. Rowe Price Group, Inc.	15,900	1,057,350
TD Ameritrade Holding Corp.	7,453	262,644
Thomson Reuters Corp.	83,436	3,452,582

		152,623,665

Consumer Finance (2.1%)
Ally Financial, Inc.	123,300	2,400,651
American Express Co.	283,665	18,165,907
Capital One Financial Corp.	420,212	30,183,827
Discover Financial Services	433,756	24,528,902
Navient Corp.	91,293	1,321,010
OneMain Holdings, Inc.(x)*	162,154	5,018,666
Santander Consumer USA Holdings, Inc.*	29,195	355,011
SLM Corp.*	755,576	5,644,153
Synchrony Financial	567,553	15,891,484

		103,509,611

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B#*	526,921	76,124,277
Leucadia National Corp.	91,305	1,738,447
Voya Financial, Inc.	56,761	1,635,852

		79,498,576

Insurance (4.5%)
Aflac, Inc.	111,890	8,041,534
Alleghany Corp.*	4,134	2,170,433
Allied World Assurance Co. Holdings AG	24,270	980,993
Allstate Corp.	196,435	13,589,373
American Financial Group, Inc./Ohio	19,025	1,426,875
American International Group, Inc.	476,145	28,254,445
American National Insurance Co.	2,079	253,555
AmTrust Financial Services, Inc.	22,700	609,041
Aon plc	67,065	7,544,142
Arch Capital Group Ltd.*	31,864	2,525,541
Arthur J. Gallagher & Co.	15,300	778,311
Aspen Insurance Holdings Ltd.	16,624	774,512
Assurant, Inc.	17,169	1,583,840
Assured Guaranty Ltd.	36,892	1,023,753
Axis Capital Holdings Ltd.	25,394	1,379,656
Brown & Brown, Inc.	30,362	1,144,951
Chubb Ltd.	202,445	25,437,214
Cincinnati Financial Corp.	41,621	3,139,056
CNA Financial Corp.	7,422	255,391
Endurance Specialty Holdings Ltd.	17,734	1,160,690
Erie Indemnity Co., Class A	1,800	183,726
Everest Reinsurance Group Ltd.	11,675	2,217,900
First American Financial Corp.	125,608	4,933,882
FNF Group	211,429	7,803,844
Genworth Financial, Inc., Class A*	441,573	2,190,202
Hanover Insurance Group, Inc.	11,701	882,489

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	227,479	$9,740,651
Lincoln National Corp.	132,703	6,234,387
Loews Corp.	77,840	3,203,116
Markel Corp.*	3,849	3,574,836
Marsh & McLennan Cos., Inc.	14,638	984,406
Mercury General Corp.	7,541	413,624
MetLife, Inc.	415,313	18,452,357
Old Republic International Corp.	67,091	1,182,143
Principal Financial Group, Inc.	74,397	3,832,189
ProAssurance Corp.	14,570	764,634
Progressive Corp.	240,574	7,578,081
Prudential Financial, Inc.	227,435	18,570,068
Reinsurance Group of America, Inc.	17,745	1,915,395
RenaissanceReinsurance Holdings Ltd.	11,736	1,410,198
Torchmark Corp.	33,021	2,109,712
Travelers Cos., Inc.	171,837	19,683,928
Unum Group	66,053	2,332,331
Validus Holdings Ltd.	20,878	1,040,142
W. R. Berkley Corp.	26,554	1,533,759
White Mountains Insurance Group Ltd.	1,396	1,158,680
XL Group Ltd.	150,045	5,046,013

		231,045,999

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
American Capital Agency Corp. (REIT)	92,148	1,800,572
Annaly Capital Management, Inc. (REIT)	282,780	2,969,190
Chimera Investment Corp. (REIT)	51,956	828,698
MFA Financial, Inc. (REIT)	102,657	767,874
Starwood Property Trust, Inc. (REIT)	270,096	6,082,563
Two Harbors Investment Corp. (REIT)	95,961	818,547

		13,267,444

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	396,638	5,644,159
TFS Financial Corp.	15,796	281,327

		5,925,486

Total Financials		1,034,094,311

Health Care (11.1%)
Biotechnology (0.5%)
Alnylam Pharmaceuticals, Inc.(x)*	2,700	183,006
Amgen, Inc.	16,113	2,687,810
Gilead Sciences, Inc.	247,777	19,604,116
Juno Therapeutics, Inc.*	1,700	51,017
OPKO Health, Inc.(x)*	7,500	79,425
United Therapeutics Corp.*	8,900	1,050,912

		23,656,286

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	542,059	22,923,674
Alere, Inc.*	19,553	845,472
Baxter International, Inc.	404,400	19,249,440
Cooper Cos., Inc.	2,964	531,327
Danaher Corp.	192,402	15,082,393
Dentsply Sirona, Inc.	63,887	3,796,804
Hill-Rom Holdings, Inc.	1,165	72,207
Medtronic plc	622,314	53,767,929
St. Jude Medical, Inc.	71,165	5,676,120
Teleflex, Inc.	9,898	1,663,359
Zimmer Biomet Holdings, Inc.	102,744	13,358,775

		136,967,500

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.(x)*	13,300	659,015
Aetna, Inc.	108,318	12,505,313
Amsurg Corp.*	6,500	435,825
Anthem, Inc.	53,346	6,684,787
Brookdale Senior Living, Inc.*	51,100	891,695
Cardinal Health, Inc.	6,742	523,853
Centene Corp.*	12,285	822,604
Cigna Corp.	114,975	14,983,541
DaVita, Inc.*	28,300	1,869,781
Envision Healthcare Holdings, Inc.*	8,500	189,295
Express Scripts Holding Co.*	76,471	5,393,500
HCA Holdings, Inc.*	27,629	2,089,581
Humana, Inc.	2,434	430,550
Laboratory Corp. of America Holdings*	15,764	2,167,235
LifePoint Health, Inc.*	11,181	662,251
McKesson Corp.	52,394	8,736,700
MEDNAX, Inc.*	7,506	497,273
Premier, Inc., Class A*	8,800	284,592
Quest Diagnostics, Inc.	85,736	7,255,838
Universal Health Services, Inc., Class B	17,938	2,210,320
WellCare Health Plans, Inc.*	1,000	117,090

		69,410,639

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	51,750	681,548

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	66,720	3,141,845
Bio-Rad Laboratories, Inc., Class A*	5,783	947,313
PerkinElmer, Inc.	23,804	1,335,642
QIAGEN N.V.*	63,344	1,738,159
Quintiles Transnational Holdings, Inc.*	7,866	637,618
Thermo Fisher Scientific, Inc.	93,078	14,804,988
VWR Corp.*	20,317	576,190

		23,181,755

Pharmaceuticals (6.0%)
Allergan plc*	45,000	10,363,950
Endo International plc*	56,800	1,144,520
Johnson & Johnson#	918,472	108,499,097
Mallinckrodt plc*	30,362	2,118,660
Merck & Co., Inc.	1,181,799	73,756,076
Mylan N.V.*	89,000	3,392,680
Novartis AG (Registered)	15,554	1,223,186
Perrigo Co. plc	38,300	3,536,239
Pfizer, Inc.#	2,744,737	92,964,242
Roche Holding AG	4,461	1,105,151
Teva Pharmaceutical Industries Ltd. (ADR)	75,816	3,488,294

		301,592,095

Total Health Care		555,489,823

Industrials (8.4%)
Aerospace & Defense (1.7%)
B/E Aerospace, Inc.	108,517	5,605,988
Boeing Co.	27,870	3,671,594
General Dynamics Corp.	39,708	6,161,093
Huntington Ingalls Industries, Inc.	13,340	2,046,623
L-3 Communications Holdings, Inc.	76,430	11,520,294
Lockheed Martin Corp.	25,191	6,038,787
Northrop Grumman Corp.	29,376	6,284,995
Orbital ATK, Inc.	16,209	1,235,612
Raytheon Co.	62,500	8,508,125
Rockwell Collins, Inc.	16,878	1,423,491
Spirit AeroSystems Holdings, Inc., Class A*	17,773	791,609

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	51,607	$2,051,378
United Technologies Corp.	301,748	30,657,597

		85,997,186

Air Freight & Logistics (0.2%)
Expeditors International of Washington, Inc.	14,900	767,648
United Parcel Service, Inc., Class B	62,023	6,782,835

		7,550,483

Airlines (0.5%)
Alaska Air Group, Inc.	5,900	388,574
American Airlines Group, Inc.	245,830	8,999,836
Copa Holdings S.A., Class A	8,600	756,198
Delta Air Lines, Inc.	214,969	8,461,180
JetBlue Airways Corp.*	82,700	1,425,748
Spirit Airlines, Inc.*	19,800	842,094
United Continental Holdings, Inc.*	93,300	4,895,451

		25,769,081

Building Products (0.1%)
Armstrong World Industries, Inc.(x)*	12,900	533,028
Lennox International, Inc.	800	125,624
Masco Corp.	32,300	1,108,213
Owens Corning, Inc.	31,837	1,699,777
USG Corp.(x)*	24,100	622,985

		4,089,627

Commercial Services & Supplies (0.1%)
Clean Harbors, Inc.*	13,400	642,932
R.R. Donnelley & Sons Co.	18,561	291,779
Republic Services, Inc.	65,465	3,302,710
Stericycle, Inc.*	1,300	104,182
Waste Management, Inc.	33,215	2,117,788

		6,459,391

Construction & Engineering (0.2%)
AECOM*	107,104	3,184,201
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	28,900	810,067
Fluor Corp.	38,705	1,986,341
Jacobs Engineering Group, Inc.*	33,285	1,721,500
KBR, Inc.	39,597	599,103
Quanta Services, Inc.*	90,798	2,541,436
Valmont Industries, Inc.	1,300	174,941

		11,017,589

Electrical Equipment (0.7%)
AMETEK, Inc.	52,200	2,494,116
Eaton Corp. plc	296,764	19,500,362
Emerson Electric Co.	149,435	8,145,702
Hubbell, Inc.	5,446	586,752
Regal Beloit Corp.	12,393	737,260
Rockwell Automation, Inc.	7,500	917,550
SolarCity Corp.(x)*	18,100	354,036

		32,735,778

Industrial Conglomerates (1.8%)
3M Co.	58,989	10,395,631
Carlisle Cos., Inc.	12,178	1,249,097
General Electric Co.#	2,066,730	61,216,544
Honeywell International, Inc.	115,872	13,509,516
Roper Technologies, Inc.	13,600	2,481,592

		88,852,380

Machinery (1.7%)
AGCO Corp.	19,351	954,391
Allison Transmission Holdings, Inc.	39,200	1,124,256
Caterpillar, Inc.	168,334	14,943,008
Colfax Corp.*	27,200	854,896
Crane Co.	13,474	848,997
Cummins, Inc.	48,360	6,197,334
Deere & Co.	80,577	6,877,247
Donaldson Co., Inc.	2,654	99,074
Dover Corp.	42,639	3,139,936
Flowserve Corp.	14,100	680,184
Fortive Corp.	62,034	3,157,531
IDEX Corp.	1,455	136,144
Illinois Tool Works, Inc.	50,639	6,068,578
Ingersoll-Rand plc	92,801	6,304,900
ITT, Inc.	42,227	1,513,416
Lincoln Electric Holdings, Inc.	6,300	394,506
Manitowoc Foodservice, Inc.*	19,600	317,912
Oshkosh Corp.	92,855	5,199,880
PACCAR, Inc.	86,876	5,106,571
Parker-Hannifin Corp.	37,138	4,661,933
Pentair plc	81,023	5,204,918
Snap-on, Inc.	4,300	653,428
Stanley Black & Decker, Inc.	58,250	7,163,585
Terex Corp.	29,303	744,589
Timken Co.	19,439	683,086
Trinity Industries, Inc.	41,398	1,001,004
Xylem, Inc.	23,817	1,249,202

		85,280,506

Marine (0.0%)
Kirby Corp.*	14,600	907,536

Professional Services (0.4%)
Dun & Bradstreet Corp.	9,888	1,350,899
Equifax, Inc.	8,446	1,136,663
ManpowerGroup, Inc.	19,808	1,431,326
Nielsen Holdings plc	257,539	13,796,364

		17,715,252

Road & Rail (1.0%)
AMERCO	703	227,934
Canadian National Railway Co.	34,176	2,235,110
CSX Corp.	274,738	8,379,509
Genesee & Wyoming, Inc., Class A*	15,739	1,085,204
Hertz Global Holdings, Inc.*	16,060	644,970
Kansas City Southern	29,900	2,790,268
Norfolk Southern Corp.	82,788	8,035,403
Old Dominion Freight Line, Inc.*	7,100	487,131
Ryder System, Inc.	14,858	979,885
Union Pacific Corp.	233,521	22,775,303

		47,640,717

Trading Companies & Distributors (0.0%)
Air Lease Corp.	15,299	437,245
Herc Holdings, Inc.*	5,286	178,138
MSC Industrial Direct Co., Inc., Class A	7,700	565,257
United Rentals, Inc.*	3,600	282,564
WESCO International, Inc.*	11,664	717,220

		2,180,424

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	20,700	1,723,068

Total Industrials		417,919,018

Information Technology (10.2%)
Communications Equipment (1.8%)
ARRIS International plc*	40,400	1,144,532
Brocade Communications Systems, Inc.	129,676	1,196,909
Cisco Systems, Inc.	2,379,793	75,487,034
EchoStar Corp., Class A*	12,583	551,513
Harris Corp.	34,714	3,180,150
Juniper Networks, Inc.	103,729	2,495,720
Motorola Solutions, Inc.	43,100	3,287,668
Nokia Oyj (ADR)(x)	471,630	2,730,738

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonaktiebolaget LM Ericsson (ADR)	210,191	$1,515,477

		91,589,741

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	25,208	1,612,556
Avnet, Inc.	35,582	1,460,997
Corning, Inc.	329,857	7,801,117
Dolby Laboratories, Inc., Class A	14,036	762,014
Fitbit, Inc., Class A(x)*	6,365	94,457
FLIR Systems, Inc.	38,035	1,195,060
Ingram Micro, Inc., Class A	40,225	1,434,424
IPG Photonics Corp.*	1,600	131,760
Jabil Circuit, Inc.	51,874	1,131,891
Keysight Technologies, Inc.*	47,610	1,508,761
National Instruments Corp.	6,000	170,400
Trimble Navigation Ltd.*	14,600	416,976
Zebra Technologies Corp., Class A*	2,600	180,986

		17,901,399

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	5,300	280,847
Alphabet, Inc., Class C*	20,068	15,598,655
CommerceHub, Inc.(x)*	8,940	141,908
eBay, Inc.*	115,321	3,794,061
Facebook, Inc., Class A*	60,711	7,787,400
IAC/InterActiveCorp	4,200	262,374
Pandora Media, Inc.(x)*	8,500	121,805
Twitter, Inc.(x)*	20,600	474,830
Yahoo!, Inc.*	241,300	10,400,030
Yelp, Inc.*	4,300	179,310
Zillow Group, Inc., Class A(x)*	4,300	148,135
Zillow Group, Inc., Class C(x)*	8,700	301,455

		39,490,810

IT Services (1.4%)
Accenture plc, Class A	128,588	15,709,595
Amdocs Ltd.	57,826	3,345,234
Booz Allen Hamilton Holding Corp.	133,530	4,220,883
Cognizant Technology Solutions Corp., Class A*	32,510	1,551,052
Computer Sciences Corp.	38,470	2,008,519
CoreLogic, Inc.*	10,025	393,181
Fidelity National Information Services, Inc.	103,241	7,952,654
First Data Corp., Class A*	55,720	733,275
Fiserv, Inc.*	27,463	2,731,745
International Business Machines Corp.	97,669	15,514,720
Leidos Holdings, Inc.	18,184	787,004
MasterCard, Inc.	31,723	3,228,450
Total System Services, Inc.	19,370	913,296
Xerox Corp.	821,393	8,320,711

		67,410,319

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	101,826	6,562,686
Applied Materials, Inc.	116,391	3,509,189
Cree, Inc.(x)*	17,500	450,100
Cypress Semiconductor Corp.(x)	86,481	1,051,609
First Solar, Inc.(x)*	20,994	829,053
Intel Corp.	1,482,023	55,946,367
Lam Research Corp.(x)	9,594	908,648
Linear Technology Corp.	35,100	2,081,079
Marvell Technology Group Ltd.	111,800	1,483,586
Micron Technology, Inc.*	287,945	5,119,662
ON Semiconductor Corp.*	102,993	1,268,874
Qorvo, Inc.*	32,000	1,783,680
QUALCOMM, Inc.	726,609	49,772,717
Skyworks Solutions, Inc.	4,300	327,402
SunPower Corp.(x)*	15,900	141,828
Teradyne, Inc.	126,489	2,729,633
Texas Instruments, Inc.	134,584	9,445,105
Xilinx, Inc.	48,200	2,619,188

		146,030,406

Software (1.5%)
ANSYS, Inc.*	18,100	1,676,241
Autodesk, Inc.*	10,669	771,689
CA, Inc.	81,006	2,679,678
Dell Technologies, Inc. - VMware, Inc., Class V*	55,474	2,651,657
FireEye, Inc.(x)*	32,200	474,306
Intuit, Inc.	7,934	872,819
Microsoft Corp.	223,893	12,896,237
Nuance Communications, Inc.*	15,035	218,008
Oracle Corp.	1,112,432	43,696,329
PTC, Inc.*	17,600	779,856
SS&C Technologies Holdings, Inc.	3,700	118,955
Symantec Corp.	146,250	3,670,875
Synopsys, Inc.*	38,047	2,258,089
VMware, Inc., Class A(x)*	15,500	1,136,925
Zynga, Inc., Class A*	201,389	586,042

		74,487,706

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	317,455	35,888,288
Hewlett Packard Enterprise Co.	751,536	17,097,444
HP, Inc.	799,998	12,423,969
Lexmark International, Inc., Class A	17,114	683,875
NCR Corp.*	40,872	1,315,670
NetApp, Inc.	80,500	2,883,510
Western Digital Corp.	78,452	4,587,088

		74,879,844

Total Information Technology		511,790,225

Materials (2.3%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	7,007	1,053,432
Akzo Nobel N.V. (ADR)	93,546	2,113,204
Albemarle Corp.	31,122	2,660,620
Ashland Global Holdings, Inc.	23,693	2,747,203
Cabot Corp.	16,989	890,393
Celanese Corp.	37,200	2,476,032
CF Industries Holdings, Inc.	230,436	5,611,117
Dow Chemical Co.	312,477	16,195,684
E.I. du Pont de Nemours & Co.	55,298	3,703,307
Eastman Chemical Co.	41,000	2,774,880
FMC Corp.	7,200	348,048
Huntsman Corp.	55,013	895,062
LyondellBasell Industries N.V., Class A	79,413	6,405,453
Monsanto Co.	60,148	6,147,126
Mosaic Co.	97,187	2,377,194
NewMarket Corp.	200	85,864
Platform Specialty Products Corp.(x)*	45,600	369,816
PPG Industries, Inc.	87,128	9,005,550
Praxair, Inc.	9,700	1,172,051
Scotts Miracle-Gro Co., Class A	1,000	83,270
W.R. Grace & Co.	8,700	642,060
Westlake Chemical Corp.	10,536	563,676

		68,321,042

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,700	304,487
Vulcan Materials Co.	2,554	290,466

		594,953

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.4%)
AptarGroup, Inc.	12,892	$997,970
Avery Dennison Corp.	13,594	1,057,477
Bemis Co., Inc.	53,940	2,751,479
Crown Holdings, Inc.*	63,711	3,637,261
Graphic Packaging Holding Co.	67,130	939,149
International Paper Co.	114,013	5,470,344
Sealed Air Corp.	2,270	104,011
Sonoco Products Co.	27,567	1,456,365
WestRock Co.	69,542	3,371,396

		19,785,452

Metals & Mining (0.5%)
Alcoa, Inc.	366,184	3,713,106
Compass Minerals International, Inc.(x)	9,400	692,780
Freeport-McMoRan, Inc.	271,977	2,953,670
Newmont Mining Corp.	162,893	6,400,065
Nucor Corp.	88,449	4,373,803
Reliance Steel & Aluminum Co.	55,879	4,024,964
Royal Gold, Inc.	16,928	1,310,735
Southern Copper Corp.(x)	12,900	339,270
Steel Dynamics, Inc.	55,416	1,384,846
Tahoe Resources, Inc.	83,485	1,071,113
United States Steel Corp.	37,717	711,343

		26,975,695

Paper & Forest Products (0.0%)
Domtar Corp.	17,294	642,126

Total Materials		116,319,268

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	19,306	2,099,914
American Campus Communities, Inc. (REIT)	36,311	1,847,141
American Homes 4 Rent (REIT), Class A	46,208	999,941
Apartment Investment & Management Co. (REIT), Class A	43,249	1,985,562
Apple Hospitality REIT, Inc. (REIT)	45,600	844,056
AvalonBay Communities, Inc. (REIT)	38,148	6,784,239
Boston Properties, Inc. (REIT)	35,375	4,821,259
Brandywine Realty Trust (REIT)	47,744	745,761
Brixmor Property Group, Inc. (REIT)	109,251	3,036,085
Camden Property Trust (REIT)	23,767	1,990,249
Care Capital Properties, Inc. (REIT)	20,999	598,472
Columbia Property Trust, Inc. (REIT)	34,300	767,977
Communications Sales & Leasing, Inc. (REIT)	33,907	1,065,019
Corporate Office Properties Trust (REIT)	26,197	742,685
Corrections Corp. of America (REIT)	32,389	449,235
Crown Castle International Corp. (REIT)	10,700	1,008,047
CubeSmart (REIT)	15,700	427,982
CyrusOne, Inc. (REIT)	2,400	114,168
DCT Industrial Trust, Inc. (REIT)	25,000	1,213,750
DDR Corp. (REIT)	85,369	1,487,982
Digital Realty Trust, Inc. (REIT)	12,260	1,190,691
Douglas Emmett, Inc. (REIT)	38,744	1,419,193
Duke Realty Corp. (REIT)	96,139	2,627,479
Empire State Realty Trust, Inc. (REIT), Class A	13,000	272,350
EPR Properties (REIT)	17,500	1,377,950
Equity Commonwealth (REIT)*	33,846	1,022,826
Equity One, Inc. (REIT)	25,400	777,494
Equity Residential (REIT)	99,139	6,377,611
Essex Property Trust, Inc. (REIT)	10,609	2,362,624
Forest City Realty Trust, Inc. (REIT), Class A	63,358	1,465,471
General Growth Properties, Inc. (REIT)	160,025	4,416,690
HCP, Inc. (REIT)	130,009	4,933,841
Healthcare Trust of America, Inc. (REIT), Class A	9,897	322,840
Highwoods Properties, Inc. (REIT)	26,600	1,386,392
Hospitality Properties Trust (REIT)	41,483	1,232,875
Host Hotels & Resorts, Inc. (REIT)	204,538	3,184,657
Kilroy Realty Corp. (REIT)	25,088	1,739,853
Kimco Realty Corp. (REIT)	112,172	3,247,379
Liberty Property Trust (REIT)	40,547	1,636,071
Life Storage, Inc. (REIT)	4,400	391,336
Macerich Co. (REIT)	39,909	3,227,441
Mid-America Apartment Communities, Inc. (REIT)	20,938	1,967,963
National Retail Properties, Inc. (REIT)	39,662	2,016,813
NorthStar Realty Finance Corp. (REIT)	49,800	655,866
Omega Healthcare Investors, Inc. (REIT)(x)	32,100	1,137,945
Outfront Media, Inc. (REIT)	32,160	760,584
Paramount Group, Inc. (REIT)	49,974	819,074
Piedmont Office Realty Trust, Inc. (REIT), Class A	40,188	874,893
Post Properties, Inc. (REIT)	14,615	966,490
Prologis, Inc. (REIT)	145,154	7,771,544
Rayonier, Inc. (REIT)	34,000	902,360
Realty Income Corp. (REIT)	71,688	4,798,078
Regency Centers Corp. (REIT)	23,702	1,836,668
Retail Properties of America, Inc. (REIT), Class A	65,897	1,107,070
Senior Housing Properties Trust (REIT)	57,722	1,310,867
Simon Property Group, Inc. (REIT)	8,100	1,676,781
SL Green Realty Corp. (REIT)	27,115	2,931,132
Spirit Realty Capital, Inc. (REIT)	133,133	1,774,663
STORE Capital Corp. (REIT)	41,800	1,231,846
Sun Communities, Inc. (REIT)	17,400	1,365,552
Tanger Factory Outlet Centers, Inc. (REIT)	2,400	93,504
Taubman Centers, Inc. (REIT)	8,143	605,921
UDR, Inc. (REIT)	73,628	2,649,872
Ventas, Inc. (REIT)	64,498	4,555,494
VEREIT, Inc. (REIT)	252,200	2,615,314
Vornado Realty Trust (REIT)	47,746	4,832,373
Weingarten Realty Investors (REIT)	32,316	1,259,678
Welltower, Inc. (REIT)	99,312	7,425,557
Weyerhaeuser Co. (REIT)	206,220	6,586,666
WP Carey, Inc. (REIT)	28,753	1,855,431

		146,028,587

Real Estate Management & Development (0.1%)
Howard Hughes Corp.*	10,099	1,156,336
Jones Lang LaSalle, Inc.	12,546	1,427,609
Realogy Holdings Corp.	40,107	1,037,167

		3,621,112

Total Real Estate		149,649,699

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	1,922,361	$78,067,081
CenturyLink, Inc.	149,408	4,098,261
Frontier Communications Corp.	324,429	1,349,625
Level 3 Communications, Inc.*	81,200	3,766,056
SBA Communications Corp., Class A*	12,600	1,413,216
Verizon Communications, Inc.	976,000	50,732,480

		139,426,719

Wireless Telecommunication Services (0.4%)
Sprint Corp.(x)*	210,381	1,394,826
Telephone & Data Systems, Inc.	302,274	8,215,807
T-Mobile US, Inc.*	201,991	9,437,019
U.S. Cellular Corp.*	30,297	1,100,993
Vodafone Group plc	324,406	930,195

		21,078,840

Total Telecommunication Services		160,505,559

Utilities (5.1%)
Electric Utilities (3.1%)
Alliant Energy Corp.	63,140	2,418,893
American Electric Power Co., Inc.	214,751	13,789,162
Avangrid, Inc.	15,562	650,180
Duke Energy Corp.	240,770	19,271,231
Edison International	172,481	12,461,752
Entergy Corp.	49,714	3,814,555
Eversource Energy	88,297	4,783,931
Exelon Corp.	801,120	26,669,285
FirstEnergy Corp.	118,276	3,912,570
Great Plains Energy, Inc.	42,919	1,171,260
Hawaiian Electric Industries, Inc.	29,764	888,455
ITC Holdings Corp.	21,100	980,728
NextEra Energy, Inc.	128,313	15,695,246
OGE Energy Corp.	55,260	1,747,321
PG&E Corp.	152,469	9,326,529
Pinnacle West Capital Corp.	30,825	2,342,392
Portland General Electric Co.	58,057	2,472,648
PPL Corp.	188,659	6,521,942
Southern Co.	261,705	13,425,467
Westar Energy, Inc.	39,287	2,229,537
Xcel Energy, Inc.	166,236	6,838,949

		151,412,033

Gas Utilities (0.1%)
Atmos Energy Corp.	28,116	2,093,799
National Fuel Gas Co.	20,445	1,105,461
Piedmont Natural Gas Co., Inc.(x)	20,600	1,236,824
UGI Corp.	47,735	2,159,531

		6,595,615

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.	1,390,051	17,862,156
Calpine Corp.*	99,242	1,254,419
Dynegy, Inc.(x)*	434,260	5,380,481
NRG Energy, Inc.	87,357	979,272

		25,476,328

Multi-Utilities (1.3%)
Ameren Corp.	67,475	3,318,421
CenterPoint Energy, Inc.	119,898	2,785,231
CMS Energy Corp.	77,386	3,250,986
Consolidated Edison, Inc.	84,870	6,390,711
Dominion Resources, Inc.	160,712	11,936,079
DTE Energy Co.	49,839	4,668,419
MDU Resources Group, Inc.	53,794	1,368,519
NiSource, Inc.	314,726	7,588,043
Public Service Enterprise Group, Inc.	140,679	5,890,230
SCANA Corp.	36,218	2,621,097
Sempra Energy	69,479	7,447,454
Vectren Corp.	23,044	1,156,809
WEC Energy Group, Inc.	87,887	5,262,674

		63,684,673

Water Utilities (0.1%)
American Water Works Co., Inc.	49,489	3,703,756
Aqua America, Inc.	49,268	1,501,689

		5,205,445

Total Utilities		252,374,094

Total Common Stocks (88.0%) (Cost $3,373,192,013)		4,395,772,361

CONVERTIBLE PREFERRED STOCK:
Consumer Staples (0.1%)
Food Products (0.1%)
Tyson Foods, Inc. 4.750%	31,180	2,552,395

Total Convertible Preferred Stock (0.1%) (Cost $1,559,000)		2,552,395

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(2.2%)
iShares® Core S&P 500 ETF	10,794	2,348,343
iShares® Morningstar Large-Cap ETF	13,329	1,709,311
iShares® Morningstar Large-Cap Growth ETF	21,360	2,604,425
iShares® Morningstar Large-Cap Value ETF‡	214,405	18,897,657
iShares® Russell 1000 ETF(x)	4,431	533,758
iShares® Russell 1000 Growth ETF	33,370	3,476,153
iShares® Russell 1000 Value ETF(x)	312,188	32,973,297
iShares® S&P 500 Growth ETF	27,050	3,290,903
iShares® S&P 500 Value ETF(x)	205,091	19,475,441
Vanguard Growth ETF	27,790	3,120,539
Vanguard Large-Cap ETF	8,764	869,038
Vanguard Value ETF	225,901	19,653,387

Total Investment Companies (2.2%) (Cost $99,854,602)		108,952,252

SHORT-TERM INVESTMENTS:
Investment Company (7.3%)
JPMorgan Prime Money Market Fund, IM Shares	363,859,966	363,859,966

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $6,000,225, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $6,120,001.(xx)	$6,000,000	$6,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $7,600,443, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $7,752,000.(xx)	7,600,000	7,600,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $6,000,250, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $6,120,004.(xx)	6,000,000	6,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $24,002,791, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $24,481,968.(xx)	24,001,891	24,001,891
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $10,000,972, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $10,200,425.(xx)	10,000,000	10,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $3,000,163, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $3,060,166.(xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $2,600,076, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $2,652,000.(xx)	2,600,000	2,600,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $4,000,163, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $4,080,000.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,800,069, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,836,037.(xx)	1,800,000	1,800,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $2,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $2,040,001.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		72,001,891

Total Short-Term Investments (8.7%) (Cost $435,861,857)		435,861,857

Total Investments (99.0%) (Cost $3,910,467,472)		4,943,138,865
Other Assets Less Liabilities (1.0%)		50,138,405

Net Assets (100%)		$4,993,277,270

See Notes to Portfolio of Investments.

9

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AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $44,247,602.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $70,456,916. This was secured by collateral of $72,001,891 which was received as cash and subsequently invested in short-term investments currently valued at $72,001,891, as reported in the Portfolio of Investments, and $228,799 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/13/16-5/15/46.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Large-Cap Value ETF*	$11,639,126	$7,169,391	$1,135,585	$18,897,657	$374,566	$1,569

*	Not affiliated as of December 31, 2015.

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	3,136	December-16	$341,519,653	$338,750,720	$(2,768,933)
S&P MidCap 400 E-Mini Index	815	December-16	128,602,233	126,292,400	(2,309,833)

					$(5,078,766)

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$282,709,461	$—	$—	$282,709,461
Consumer Staples	362,094,257	15,737,155	—	377,831,412
Energy	537,089,491	—	—	537,089,491
Financials	1,034,094,311	—	—	1,034,094,311
Health Care	553,161,486	2,328,337	—	555,489,823
Industrials	417,919,018	—	—	417,919,018
Information Technology	511,790,225	—	—	511,790,225
Materials	116,319,268	—	—	116,319,268
Real Estate	149,649,699	—	—	149,649,699
Telecommunication Services	159,575,364	930,195	—	160,505,559
Utilities	252,374,094	—	—	252,374,094
Convertible Preferred Stocks
Consumer Staples	2,552,395	—	—	2,552,395
Investment Companies
Exchange Traded Funds (ETFs)	108,952,252	—	—	108,952,252
Short-Term Investments
Investment Companies	363,859,966	—	—	363,859,966
Repurchase Agreements	—	72,001,891	—	72,001,891

Total Assets	$4,852,141,287	$90,997,578	$—	$4,943,138,865

Liabilities:
Futures	$(5,078,766)	$—	$—	$(5,078,766)

Total Liabilities	$(5,078,766)	$—	$—	$(5,078,766)

Total	$4,847,062,521	$90,997,578	$—	$4,938,060,099

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,035,534,853
Aggregate gross unrealized depreciation	(159,693,796)

Net unrealized appreciation	$875,841,057

Federal income tax cost of investments	$4,067,297,808

See Notes to Portfolio of Investments.

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AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (1.6%)
BorgWarner, Inc.	272,842	$9,598,582
Gentex Corp.	33,335	585,363
Goodyear Tire & Rubber Co.	328,699	10,616,978
Johnson Controls International plc	236,404	10,999,877
Lear Corp.	4,222	511,791

		32,312,591

Distributors (0.0%)
Genuine Parts Co.	2,600	261,170

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	1,412	679,694
H&R Block, Inc.	74,008	1,713,286

		2,392,980

Hotels, Restaurants & Leisure (1.2%)
Aramark	45,036	1,712,719
Bloomin’ Brands, Inc.	110,422	1,903,675
Choice Hotels International, Inc.	3,388	152,731
Extended Stay America, Inc.(x)	21,062	299,080
Hilton Worldwide Holdings, Inc.	20,734	475,431
Hyatt Hotels Corp., Class A*	7,202	354,482
International Game Technology plc	30,943	754,390
Marriott International, Inc., Class A	25,887	1,742,999
MGM Resorts International*	142,787	3,716,746
Norwegian Cruise Line Holdings Ltd.*	153,469	5,785,781
Red Rock Resorts, Inc., Class A	98,730	2,329,041
Royal Caribbean Cruises Ltd.	55,647	4,170,743
Wendy’s Co.	29,827	322,132
Wynn Resorts Ltd.(x)	2,363	230,203

		23,950,153

Household Durables (1.8%)
CalAtlantic Group, Inc.	21,707	725,882
D.R. Horton, Inc.	135,529	4,092,976
Garmin Ltd.(x)	36,770	1,769,005
Harman International Industries, Inc.	12,436	1,050,220
Lennar Corp., Class A	143,396	6,071,387
Lennar Corp., Class B	1,994	66,939
Mohawk Industries, Inc.*	4,229	847,238
Newell Brands, Inc.	143,864	7,575,877
NVR, Inc.*	1,810	2,968,165
PulteGroup, Inc.	220,547	4,419,762
Toll Brothers, Inc.*	62,226	1,858,068
Whirlpool Corp.	52,872	8,573,723

		40,019,242

Internet & Direct Marketing Retail (0.1%)
Liberty Interactive Corp. QVC Group*	63,639	1,273,416
Liberty Ventures*	35,943	1,433,048

		2,706,464

Leisure Products (0.0%)
Brunswick Corp.	5,672	276,680
Vista Outdoor, Inc.*	16,393	653,425

		930,105

Media (1.3%)
Clear Channel Outdoor Holdings, Inc., Class A	6,590	38,486
Discovery Communications, Inc., Class A(x)*	3,003	80,841
Discovery Communications, Inc., Class C*	6,120	161,017
Interpublic Group of Cos., Inc.	114,583	2,560,930
John Wiley & Sons, Inc., Class A	64,590	3,333,490
Liberty Broadband Corp.*	42,432	3,021,658
Liberty SiriusXM Group, Class A*	30,156	1,024,701
Liberty SiriusXM Group, Class C*	59,793	1,997,684
Lions Gate Entertainment Corp.(x)	11,239	224,668
Live Nation Entertainment, Inc.*	18,572	510,359
Madison Square Garden Co., Class A*	5,726	970,042
News Corp., Class A	125,770	1,758,265
News Corp., Class B	39,059	555,419
Quebecor, Inc., Class B	60,450	1,837,068
Regal Entertainment Group, Class A(x)	19,232	418,296
TEGNA, Inc.	325,877	7,123,670
Tribune Media Co., Class A	23,624	862,748
Viacom, Inc., Class B	13,869	528,409

		27,007,751

Multiline Retail (0.4%)
Dillard’s, Inc., Class A(x)	6,330	398,853
J.C. Penney Co., Inc.(x)*	101,628	937,010
Kohl’s Corp.	60,348	2,640,225
Macy’s, Inc.	101,171	3,748,386

		7,724,474

Specialty Retail (1.8%)
Aaron’s, Inc.	280,614	7,133,207
AutoNation, Inc.*	12,905	628,603
Bed Bath & Beyond, Inc.	43,179	1,861,447
Best Buy Co., Inc.	91,455	3,491,752
Burlington Stores, Inc.*	9,880	800,478
Cabela’s, Inc.*	14,417	791,926
CST Brands, Inc.	24,487	1,177,580
Dick’s Sporting Goods, Inc.	6,235	353,649
DSW, Inc., Class A	141,556	2,899,067
Foot Locker, Inc.	4,377	296,410
GameStop Corp., Class A(x)	33,774	931,825
Gap, Inc.	68,534	1,524,196
L Brands, Inc.	65,430	4,630,481
Michaels Cos., Inc.*	7,173	173,371
Murphy USA, Inc.*	4,804	342,813
Penske Automotive Group, Inc.(x)	12,683	611,067
Signet Jewelers Ltd.	2,224	165,755
Staples, Inc.	705,751	6,034,171
Tiffany & Co.(x)	36,035	2,617,222
Urban Outfitters, Inc.*	6,488	223,966

		36,688,986

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	74,532	2,724,890
Global Brands Group Holding Ltd.*	28,210,696	2,892,073
Hanesbrands, Inc.	148,590	3,751,897
PVH Corp.	26,650	2,944,825
Ralph Lauren Corp.	17,454	1,765,298

		14,078,983

Total Consumer Discretionary		188,072,899

Consumer Staples (3.8%)
Beverages (0.6%)
Brown-Forman Corp., Class A	922	45,870
Brown-Forman Corp., Class B	3,950	187,388
Molson Coors Brewing Co., Class B	111,844	12,280,471

		12,513,729

Food & Staples Retailing (0.1%)
Whole Foods Market, Inc.	87,325	2,475,664

Food Products (2.4%)
B&G Foods, Inc.	153,648	7,556,409
Bunge Ltd.	45,792	2,712,260
ConAgra Foods, Inc.	29,565	1,392,807

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Flowers Foods, Inc.(x)	286,847	$4,337,127
Hain Celestial Group, Inc.*	8,540	303,853
Hormel Foods Corp.	11,338	430,050
Ingredion, Inc.	41,257	5,489,656
J.M. Smucker Co.	38,148	5,170,580
Kellogg Co.	6,180	478,765
Mead Johnson Nutrition Co.	39,413	3,114,021
Pilgrim’s Pride Corp.	17,224	363,771
Pinnacle Foods, Inc.	37,861	1,899,486
Post Holdings, Inc.*	153,837	11,871,602
TreeHouse Foods, Inc.*	12,345	1,076,361
Tyson Foods, Inc., Class A	51,296	3,830,272

		50,027,020

Household Products (0.1%)
Clorox Co.	6,253	782,750
Energizer Holdings, Inc.	14,105	704,686

		1,487,436

Personal Products (0.6%)
Coty, Inc., Class A(x)*	306,881	7,211,703
Edgewell Personal Care Co.*	55,232	4,392,049
Nu Skin Enterprises, Inc., Class A	12,985	841,168

		12,444,920

Total Consumer Staples		78,948,769

Energy (7.2%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	144,886	7,312,396
Diamond Offshore Drilling, Inc.	21,827	384,373
Dril-Quip, Inc.*	12,750	710,685
Ensco plc, Class A	100,362	853,077
FMC Technologies, Inc.*	74,970	2,224,360
Frank’s International N.V.(x)	12,131	157,703
Helmerich & Payne, Inc.(x)	32,364	2,178,097
Nabors Industries Ltd.	91,687	1,114,914
National Oilwell Varco, Inc.	125,046	4,594,190
Noble Corp. plc	80,690	511,575
Oceaneering International, Inc.	32,550	895,451
Patterson-UTI Energy, Inc.	48,385	1,082,372
Rowan Cos., plc, Class A	42,171	639,312
RPC, Inc.(x)*	20,370	342,216
Superior Energy Services, Inc.	50,225	899,028
Transocean Ltd.(x)*	114,630	1,221,956
Trican Well Service Ltd.*	263,907	541,110
Weatherford International plc*	295,732	1,662,014

		27,324,829

Oil, Gas & Consumable Fuels (5.9%)
Antero Resources Corp.*	60,232	1,623,252
Cabot Oil & Gas Corp.	45,664	1,178,131
Cheniere Energy, Inc.(x)*	66,444	2,896,958
Chesapeake Energy Corp.(x)*	188,544	1,182,171
Cimarex Energy Co.	113,029	15,187,706
Cobalt International Energy, Inc.(x)*	356,000	441,440
Concho Resources, Inc.*	46,848	6,434,573
CONSOL Energy, Inc.	76,298	1,464,922
Continental Resources, Inc.(x)*	16,334	848,715
Devon Energy Corp.	157,842	6,962,411
Diamondback Energy, Inc.*	114,440	11,048,038
Energen Corp.	102,238	5,901,177
EQT Corp.	57,118	4,147,909
Gulfport Energy Corp.*	42,041	1,187,658
Hess Corp.	93,441	5,010,306
HollyFrontier Corp.(x)	85,232	2,088,184
Kosmos Energy Ltd.(x)*	54,596	349,960
Laredo Petroleum, Inc.*	48,490	625,521
Marathon Oil Corp.	281,395	4,448,855
Marathon Petroleum Corp.	173,993	7,062,376
Murphy Oil Corp.	54,510	1,657,104
Newfield Exploration Co.*	192,847	8,381,131
Noble Energy, Inc.	140,975	5,038,447
Parsley Energy, Inc., Class A*	50,424	1,689,708
PBF Energy, Inc., Class A(x)	32,518	736,208
QEP Resources, Inc.	333,290	6,509,154
Range Resources Corp.	65,891	2,553,276
SM Energy Co.	28,600	1,103,388
Targa Resources Corp.	51,764	2,542,130
Tesoro Corp.	39,596	3,150,258
Whiting Petroleum Corp.(x)*	68,209	596,147
Williams Cos., Inc.	190,027	5,839,530
World Fuel Services Corp.	22,963	1,062,268
WPX Energy, Inc.*	111,546	1,471,292

		122,420,304

Total Energy		149,745,133

Financials (15.7%)
Banks (5.5%)
Associated Banc-Corp.	49,443	968,588
Bank of Hawaii Corp.(x)	13,792	1,001,575
Bank of the Ozarks, Inc.	67,916	2,607,974
BankUnited, Inc.	372,679	11,254,907
BOK Financial Corp.(x)	91,500	6,310,755
CIT Group, Inc.	65,509	2,377,977
Citizens Financial Group, Inc.	102,325	2,528,451
Comerica, Inc.	207,912	9,838,396
Commerce Bancshares, Inc./Missouri	27,682	1,363,615
Cullen/Frost Bankers, Inc.(x)	17,590	1,265,425
East West Bancorp, Inc.	47,351	1,738,255
Fifth Third Bancorp	252,298	5,162,017
First Hawaiian, Inc.*	7,150	192,049
First Horizon National Corp.	368,486	5,612,042
First Republic Bank/California	90,651	6,990,099
Huntington Bancshares, Inc./Ohio	354,721	3,497,549
IBERIABANK Corp.	43,095	2,892,536
KeyCorp	352,912	4,294,939
M&T Bank Corp.	48,948	5,682,863
PacWest Bancorp	39,309	1,686,749
People’s United Financial, Inc.	101,017	1,598,089
Popular, Inc.	167,120	6,387,326
Regions Financial Corp.	419,224	4,137,741
Signature Bank/New York*	7,122	843,601
South State Corp.	37,546	2,817,452
SunTrust Banks, Inc./Georgia	165,544	7,250,827
SVB Financial Group*	27,202	3,006,909
Synovus Financial Corp.	41,297	1,343,391
TCF Financial Corp.	52,475	761,412
Western Alliance Bancorp*	13,867	520,567
Zions Bancorp	290,060	8,997,661

		114,931,737

Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	2,287	330,929
Ameriprise Financial, Inc.	35,994	3,591,121
E*TRADE Financial Corp.*	92,500	2,693,600
Interactive Brokers Group, Inc., Class A	18,745	661,136
Invesco Ltd.	112,866	3,529,320
Lazard Ltd., Class A	36,179	1,315,468
Legg Mason, Inc.	34,529	1,156,031
LPL Financial Holdings, Inc.(x)	24,363	728,697
Moody’s Corp.	5,871	635,712
MSCI, Inc.	21,298	1,787,754
Nasdaq, Inc.	37,052	2,502,492
Northern Trust Corp.	68,251	4,640,386
Raymond James Financial, Inc.	80,368	4,678,222
T. Rowe Price Group, Inc.	18,702	1,243,683

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
TD Ameritrade Holding Corp.	9,084	$320,120

		29,814,671

Consumer Finance (0.7%)
Ally Financial, Inc.	146,119	2,844,937
Navient Corp.	110,284	1,595,809
OneMain Holdings, Inc.*	17,600	544,720
Santander Consumer USA Holdings, Inc.*	34,962	425,138
SLM Corp.*	137,312	1,025,721
Synchrony Financial	275,508	7,714,224

		14,150,549

Diversified Financial Services (0.2%)
Leucadia National Corp.	108,065	2,057,557
Voya Financial, Inc.	67,318	1,940,105

		3,997,662

Insurance (6.8%)
Alleghany Corp.*	4,902	2,573,648
Allied World Assurance Co. Holdings AG	28,600	1,156,012
American Financial Group, Inc./Ohio	22,613	1,695,975
American National Insurance Co.	2,482	302,705
AmTrust Financial Services, Inc.	27,524	738,469
Arch Capital Group Ltd.*	37,782	2,994,601
Argo Group International Holdings Ltd.	34,863	1,966,970
Arthur J. Gallagher & Co.	18,254	928,581
Aspen Insurance Holdings Ltd.	19,654	915,680
Assurant, Inc.	46,927	4,329,016
Assured Guaranty Ltd.	43,932	1,219,113
Axis Capital Holdings Ltd.	29,848	1,621,642
Brown & Brown, Inc.	242,218	9,134,041
Cincinnati Financial Corp.	49,619	3,742,265
CNA Financial Corp.	8,438	290,352
Endurance Specialty Holdings Ltd.	91,176	5,967,469
Enstar Group Ltd.*	9,515	1,564,932
Erie Indemnity Co., Class A	1,726	176,173
Everest Reinsurance Group Ltd.	13,718	2,606,008
First American Financial Corp.	35,359	1,388,902
FNF Group	86,732	3,201,278
Hanover Insurance Group, Inc.	46,424	3,501,298
Hartford Financial Services Group, Inc.	128,603	5,506,780
Lincoln National Corp.	61,135	2,872,122
Loews Corp.	92,493	3,806,087
Markel Corp.*	4,505	4,184,109
Mercury General Corp.	8,211	450,373
Navigators Group, Inc.	37,810	3,664,545
Old Republic International Corp.	80,814	1,423,943
Principal Financial Group, Inc.	88,422	4,554,617
ProAssurance Corp.	17,291	907,432
Progressive Corp.	173,001	5,449,532
Reinsurance Group of America, Inc.	128,898	13,913,250
RenaissanceReinsurance Holdings Ltd.	13,865	1,666,018
Torchmark Corp.	39,320	2,512,155
Unum Group	210,447	7,430,884
Validus Holdings Ltd.	24,746	1,232,846
W. R. Berkley Corp.	31,661	1,828,739
White Mountains Insurance Group Ltd.	1,543	1,280,690
Willis Towers Watson plc	129,301	17,167,293
XL Group Ltd.	298,522	10,039,295

		141,905,840

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
American Capital Agency Corp. (REIT)	109,642	2,142,405
Annaly Capital Management, Inc. (REIT)	335,853	3,526,456
Chimera Investment Corp. (REIT)	62,713	1,000,272
Colony Capital, Inc. (REIT), Class A	138,785	2,530,051
MFA Financial, Inc. (REIT)	121,819	911,206
Starwood Property Trust, Inc. (REIT)	77,012	1,734,310
Two Harbors Investment Corp. (REIT)	114,513	976,796

		12,821,496

Thrifts & Mortgage Finance (0.5%)
Nationstar Mortgage Holdings, Inc.(x)*	403,510	5,975,983
New York Community Bancorp, Inc.	153,325	2,181,815
Provident Financial Services, Inc.	126,805	2,692,070
TFS Financial Corp.	18,841	335,558

		11,185,426

Total Financials		328,807,381

Health Care (4.2%)
Biotechnology (0.1%)
Alnylam Pharmaceuticals, Inc.(x)*	3,363	227,944
Juno Therapeutics, Inc.(x)*	2,171	65,152
OPKO Health, Inc.(x)*	9,397	99,514
United Therapeutics Corp.*	10,469	1,236,180

		1,628,790

Health Care Equipment & Supplies (1.3%)
Alere, Inc.*	23,213	1,003,730
Boston Scientific Corp.*	322,488	7,675,214
Cooper Cos., Inc.	3,491	625,797
Dentsply Sirona, Inc.	75,243	4,471,691
Hill-Rom Holdings, Inc.	1,308	81,070
Orthofix International N.V.*	124,414	5,321,187
St. Jude Medical, Inc.	28,191	2,248,514
Teleflex, Inc.	11,770	1,977,949
Zimmer Biomet Holdings, Inc.	28,585	3,716,622

		27,121,774

Health Care Providers & Services (1.8%)
Acadia Healthcare Co., Inc.(x)*	84,167	4,170,475
Amsurg Corp.*	7,857	526,812
Brookdale Senior Living, Inc.*	157,032	2,740,208
Centene Corp.*	14,668	982,169
DaVita, Inc.*	33,574	2,218,234
Envision Healthcare Holdings, Inc.*	194,844	4,339,176
Laboratory Corp. of America Holdings*	18,602	2,557,403
LifePoint Health, Inc.*	147,108	8,713,206
MEDNAX, Inc.*	9,011	596,979
Premier, Inc., Class A*	10,499	339,538
Quest Diagnostics, Inc.	46,679	3,950,444
Universal American Corp.	381,315	2,917,060
Universal Health Services, Inc., Class B	21,306	2,625,325
WellCare Health Plans, Inc.*	1,153	135,005

		36,812,034

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	61,642	811,825

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	79,269	3,732,777
Bio-Rad Laboratories, Inc., Class A*	6,730	1,102,441
Patheon N.V.*	4,458	132,091
PerkinElmer, Inc.	28,348	1,590,606
QIAGEN N.V.*	75,129	2,061,540
Quintiles Transnational Holdings, Inc.*	9,351	757,992
VWR Corp.*	24,233	687,248

		10,064,695

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.5%)
Endo International plc*	186,018	$3,748,263
Mallinckrodt plc*	36,207	2,526,524
Perrigo Co. plc	45,212	4,174,424

		10,449,211

Total Health Care		86,888,329

Industrials (9.4%)
Aerospace & Defense (0.6%)
Huntington Ingalls Industries, Inc.	2,550	391,221
L-3 Communications Holdings, Inc.	25,271	3,809,098
Moog, Inc., Class A*	74,120	4,413,105
Orbital ATK, Inc.	19,328	1,473,373
Spirit AeroSystems Holdings, Inc., Class A*	21,131	941,175
Textron, Inc.	60,392	2,400,582

		13,428,554

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	17,513	902,270
Hub Group, Inc., Class A*	226,918	9,249,177

		10,151,447

Airlines (0.8%)
Alaska Air Group, Inc.	6,889	453,710
American Airlines Group, Inc.	174,308	6,381,415
Copa Holdings S.A., Class A	10,170	894,248
JetBlue Airways Corp.*	98,083	1,690,951
Spirit Airlines, Inc.*	23,513	1,000,008
United Continental Holdings, Inc.*	110,657	5,806,173

		16,226,505

Building Products (0.4%)
Armstrong World Industries, Inc.(x)*	15,227	629,180
Lennox International, Inc.	986	154,832
Masco Corp.	38,616	1,324,915
Owens Corning	37,883	2,022,573
Sanwa Holdings Corp.	446,990	4,325,138
USG Corp.(x)*	29,129	752,985

		9,209,623

Commercial Services & Supplies (0.3%)
Brink’s Co.	26,586	985,809
Clean Harbors, Inc.*	15,945	765,041
R.R. Donnelley & Sons Co.	22,498	353,669
Republic Services, Inc.	77,711	3,920,520
Stericycle, Inc.*	1,402	112,356

		6,137,395

Construction & Engineering (0.4%)
AECOM*	50,236	1,493,516
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	34,358	963,055
Fluor Corp.	46,034	2,362,464
Jacobs Engineering Group, Inc.*	39,576	2,046,871
KBR, Inc.	47,197	714,091
Quanta Services, Inc.*	34,697	971,169
Valmont Industries, Inc.	1,516	204,008

		8,755,174

Electrical Equipment (0.8%)
AMETEK, Inc.	61,896	2,957,391
Generac Holdings, Inc.(x)*	99,951	3,628,221
Hubbell, Inc.	36,975	3,983,687
Regal Beloit Corp.	14,649	871,469
Rockwell Automation, Inc.	8,857	1,083,565
Sensata Technologies Holding N.V.*	69,214	2,684,119
SolarCity Corp.(x)*	21,719	424,824

		15,633,276

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	14,502	1,487,470
Roper Technologies, Inc.	15,881	2,897,806

		4,385,276

Machinery (3.0%)
AGCO Corp.	22,199	1,094,855
Allison Transmission Holdings, Inc.	46,398	1,330,695
Colfax Corp.*	235,873	7,413,489
Crane Co.	16,088	1,013,705
Cummins, Inc.	52,108	6,677,640
Donaldson Co., Inc.	3,321	123,973
Dover Corp.	92,530	6,813,909
Flowserve Corp.	16,925	816,462
IDEX Corp.	1,734	162,250
Ingersoll-Rand plc	42,279	2,872,435
ITT, Inc.	30,086	1,078,282
Lincoln Electric Holdings, Inc.	7,454	466,769
Manitowoc Foodservice, Inc.*	24,073	390,464
Oshkosh Corp.	24,105	1,349,880
PACCAR, Inc.	102,303	6,013,370
Parker-Hannifin Corp.	59,227	7,434,766
Pentair plc	55,006	3,533,585
Snap-on, Inc.	5,064	769,525
SPX FLOW, Inc.*	82,340	2,545,953
Stanley Black & Decker, Inc.	43,371	5,333,766
Terex Corp.	35,022	889,909
Timken Co.	23,363	820,976
Trinity Industries, Inc.	49,598	1,199,280
Xylem, Inc.	28,604	1,500,280

		61,646,218

Marine (0.3%)
Kirby Corp.*	104,529	6,497,523

Professional Services (0.4%)
Dun & Bradstreet Corp.	7,204	984,210
IHS Markit Ltd.*	112,689	4,231,472
ManpowerGroup, Inc.	23,527	1,700,061
Nielsen Holdings plc	26,038	1,394,856

		8,310,599

Road & Rail (1.2%)
AMERCO	791	256,466
Avis Budget Group, Inc.*	99,210	3,393,974
Genesee & Wyoming, Inc., Class A*	83,819	5,779,320
Hertz Global Holdings, Inc.*	101,636	4,081,702
Kansas City Southern	35,669	3,328,631
Knight Transportation, Inc.	121,567	3,487,757
Old Dominion Freight Line, Inc.*	8,400	576,324
Ryder System, Inc.	61,815	4,076,699

		24,980,873

Trading Companies & Distributors (0.4%)
Air Lease Corp.	16,103	460,224
Aircastle Ltd.	134,085	2,662,928
Herc Holdings, Inc.*	31,377	1,057,405
MSC Industrial Direct Co., Inc., Class A	9,093	667,517
United Rentals, Inc.*	4,378	343,629
WESCO International, Inc.*	57,059	3,508,558

		8,700,261

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	24,925	2,074,757

Total Industrials		196,137,481

Information Technology (8.1%)
Communications Equipment (1.4%)
ARRIS International plc*	48,098	1,362,616
Brocade Communications Systems, Inc.	131,901	1,217,446
CommScope Holding Co., Inc.*	213,030	6,414,333

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
EchoStar Corp., Class A*	14,949	$655,215
Harris Corp.	85,558	7,837,968
Juniper Networks, Inc.	375,255	9,028,636
Motorola Solutions, Inc.	51,196	3,905,231

		30,421,445

Electronic Equipment, Instruments & Components (1.3%)
Anixter International, Inc.*	51,405	3,315,623
Arrow Electronics, Inc.*	134,864	8,627,249
Avnet, Inc.	42,148	1,730,597
Dolby Laboratories, Inc., Class A	16,788	911,421
Fitbit, Inc., Class A(x)*	7,626	113,170
FLIR Systems, Inc.	45,122	1,417,733
Ingram Micro, Inc., Class A	47,941	1,709,576
IPG Photonics Corp.*	1,873	154,242
Jabil Circuit, Inc.	61,532	1,342,628
Keysight Technologies, Inc.*	212,556	6,735,899
National Instruments Corp.	7,335	208,314
Trimble Navigation Ltd.*	17,730	506,369
Zebra Technologies Corp., Class A*	3,177	221,151

		26,993,972

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	6,227	329,969
CommerceHub, Inc.*	10,782	171,146
IAC/InterActiveCorp	4,965	310,164
Pandora Media, Inc.(x)*	10,700	153,331
Twitter, Inc.(x)*	24,523	565,254
Yelp, Inc.*	5,288	220,510
Zillow Group, Inc., Class A(x)*	5,550	191,198
Zillow Group, Inc., Class C(x)*	10,220	354,123

		2,295,695

IT Services (1.2%)
Amdocs Ltd.	48,807	2,823,485
Booz Allen Hamilton Holding Corp.	128,010	4,046,396
Broadridge Financial Solutions, Inc.	23,409	1,586,896
Computer Sciences Corp.	45,943	2,398,684
CoreLogic, Inc.*	12,077	473,660
Fidelity National Information Services, Inc.	46,324	3,568,338
Leidos Holdings, Inc.	21,651	937,055
Vantiv, Inc., Class A*	105,015	5,909,195
Xerox Corp.	332,303	3,366,229

		25,109,938

Semiconductors & Semiconductor Equipment (2.5%)
Analog Devices, Inc.	101,141	6,518,537
Cree, Inc.(x)*	20,759	533,921
Cypress Semiconductor Corp.(x)	103,152	1,254,328
First Solar, Inc.(x)*	25,030	988,435
Lam Research Corp.	10,686	1,012,071
Linear Technology Corp.	146,270	8,672,348
Marvell Technology Group Ltd.	132,770	1,761,858
Micron Technology, Inc.*	342,494	6,089,543
Microsemi Corp.*	167,995	7,052,430
ON Semiconductor Corp.*	122,313	1,506,896
Qorvo, Inc.*	128,717	7,174,686
Silicon Motion Technology Corp. (ADR)	105,592	5,468,610
Skyworks Solutions, Inc.	5,126	390,294
SunPower Corp.(x)*	19,136	170,693
Teradyne, Inc.	67,088	1,447,759
Xilinx, Inc.	57,291	3,113,193

		53,155,602

Software (1.1%)
ANSYS, Inc.*	21,526	1,993,523
Autodesk, Inc.*	12,813	926,764
CA, Inc.	96,220	3,182,958
FireEye, Inc.(x)*	38,178	562,362
Nuance Communications, Inc.*	18,142	263,059
PTC, Inc.*	20,937	927,718
SS&C Technologies Holdings, Inc.(x)	131,815	4,237,852
Symantec Corp.	173,814	4,362,732
Synopsys, Inc.*	45,230	2,684,401
Verint Systems, Inc.*	56,183	2,114,166
Zynga, Inc., Class A*	241,262	702,072

		21,957,607

Technology Hardware, Storage & Peripherals (0.5%)
Lexmark International, Inc., Class A	20,438	816,702
NetApp, Inc.	95,547	3,422,494
Western Digital Corp.	92,712	5,420,871

		9,660,067

Total Information Technology		169,594,326

Materials (4.8%)
Chemicals (2.1%)
Albemarle Corp.	37,076	3,169,627
Ashland Global Holdings, Inc.	20,417	2,367,351
Axalta Coating Systems Ltd.*	250,111	7,070,638
Cabot Corp.	90,933	4,765,799
Celanese Corp.	110,403	7,348,424
CF Industries Holdings, Inc.	150,924	3,674,999
Eastman Chemical Co.	48,846	3,305,897
FMC Corp.	8,627	417,029
Huntsman Corp.	65,849	1,071,363
Methanex Corp.(x)	160,059	5,710,905
Mosaic Co.	115,467	2,824,323
NewMarket Corp.	158	67,833
Platform Specialty Products Corp.(x)*	64,171	520,427
Scotts Miracle-Gro Co., Class A	1,221	101,673
W.R. Grace & Co.	10,375	765,675
Westlake Chemical Corp.	12,640	676,240

		43,858,203

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	2,038	365,026
Vulcan Materials Co.	3,116	354,383

		719,409

Containers & Packaging (1.0%)
AptarGroup, Inc.	15,299	1,184,296
Avery Dennison Corp.	1,734	134,888
Bemis Co., Inc.	96,384	4,916,547
Crown Holdings, Inc.*	27,762	1,584,933
Graphic Packaging Holding Co.	31,831	445,316
International Paper Co.	135,239	6,488,766
Sonoco Products Co.	32,808	1,733,247
WestRock Co.	81,766	3,964,016

		20,452,009

Metals & Mining (1.4%)
Alcoa, Inc.	435,292	4,413,861
Compass Minerals International, Inc.(x)	11,023	812,395
Freeport-McMoRan, Inc.	342,106	3,715,271
Newmont Mining Corp.	175,641	6,900,935
Nucor Corp.	105,137	5,199,025
Reliance Steel & Aluminum Co.	23,024	1,658,419
Royal Gold, Inc.	20,143	1,559,672
Southern Copper Corp.(x)	15,433	405,888
Steel Dynamics, Inc.	66,176	1,653,738
Tahoe Resources, Inc.	99,701	1,279,164
United States Steel Corp.	50,099	944,867

		28,543,235

Paper & Forest Products (0.3%)
Domtar Corp.	20,405	757,638

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Louisiana-Pacific Corp.*	308,067	$5,800,901

		6,558,539

Total Materials		100,131,395

Real Estate (9.8%)
Equity Real Estate Investment Trusts (REITs) (9.5%)
Alexandria Real Estate Equities, Inc. (REIT)	22,844	2,484,742
American Assets Trust, Inc. (REIT)	55,879	2,424,031
American Campus Communities, Inc. (REIT)	43,067	2,190,818
American Homes 4 Rent (REIT), Class A	55,864	1,208,897
Apartment Investment & Management Co. (REIT), Class A	51,335	2,356,790
Apple Hospitality REIT, Inc. (REIT)	54,402	1,006,981
AvalonBay Communities, Inc. (REIT)	45,012	8,004,934
Boston Properties, Inc. (REIT)	41,648	5,676,206
Brandywine Realty Trust (REIT)	57,298	894,995
Brixmor Property Group, Inc. (REIT)	62,792	1,744,990
Camden Property Trust (REIT)	28,051	2,348,991
Care Capital Properties, Inc. (REIT)	25,234	719,169
Columbia Property Trust, Inc. (REIT)	39,997	895,533
Communications Sales & Leasing, Inc. (REIT)	40,765	1,280,429
Corporate Office Properties Trust (REIT)	31,378	889,566
Corrections Corp. of America (REIT)	38,538	534,522
CubeSmart (REIT)	19,226	524,101
CyrusOne, Inc. (REIT)	3,173	150,940
DCT Industrial Trust, Inc. (REIT)	29,842	1,448,829
DDR Corp. (REIT)	100,967	1,759,855
Digital Realty Trust, Inc. (REIT)	14,569	1,414,941
Douglas Emmett, Inc. (REIT)	46,131	1,689,779
Duke Realty Corp. (REIT)	114,667	3,133,849
Empire State Realty Trust, Inc. (REIT), Class A	16,393	343,433
EPR Properties (REIT)	20,731	1,632,359
Equity Commonwealth (REIT)*	40,269	1,216,929
Equity LifeStyle Properties, Inc. (REIT)	55,454	4,279,940
Equity One, Inc. (REIT)	29,949	916,739
Essex Property Trust, Inc. (REIT)	12,499	2,783,527
Extra Space Storage, Inc. (REIT)	36,923	2,932,055
Forest City Realty Trust, Inc. (REIT), Class A	192,782	4,459,048
General Growth Properties, Inc. (REIT)	190,224	5,250,182
HCP, Inc. (REIT)	153,895	5,840,315
Healthcare Trust of America, Inc. (REIT), Class A	12,165	396,822
Highwoods Properties, Inc. (REIT)	31,390	1,636,047
Hospitality Properties Trust (REIT)	51,138	1,519,821
Host Hotels & Resorts, Inc. (REIT)	242,893	3,781,844
iStar, Inc. (REIT)*	386,734	4,149,656
Kilroy Realty Corp. (REIT)	29,918	2,074,813
Kimco Realty Corp. (REIT)	133,208	3,856,372
LaSalle Hotel Properties (REIT)(x)	112,579	2,687,261
Liberty Property Trust (REIT)	48,279	1,948,058
Life Storage, Inc. (REIT)	34,668	3,083,372
Macerich Co. (REIT)	46,843	3,788,193
Mid-America Apartment Communities, Inc. (REIT)	63,946	6,010,285
National Retail Properties, Inc. (REIT)	47,241	2,402,205
NorthStar Realty Finance Corp. (REIT)	59,455	783,022
Omega Healthcare Investors, Inc. (REIT)	38,310	1,358,090
Outfront Media, Inc. (REIT)	37,996	898,605
Paramount Group, Inc. (REIT)	59,340	972,583
Piedmont Office Realty Trust, Inc. (REIT), Class A	47,300	1,029,721
Post Properties, Inc. (REIT)	17,016	1,125,268
Prologis, Inc. (REIT)	172,386	9,229,545
PS Business Parks, Inc. (REIT)	45,009	5,111,672
Rayonier, Inc. (REIT)	40,362	1,071,207
Realty Income Corp. (REIT)	85,202	5,702,570
Regency Centers Corp. (REIT)	27,748	2,150,193
Retail Properties of America, Inc. (REIT), Class A	78,985	1,326,948
Senior Housing Properties Trust (REIT)	68,398	1,553,319
SL Green Realty Corp. (REIT)	32,049	3,464,497
Spirit Realty Capital, Inc. (REIT)	158,691	2,115,351
STORE Capital Corp. (REIT)	206,085	6,073,325
Sun Communities, Inc. (REIT)	20,517	1,610,174
Tanger Factory Outlet Centers, Inc. (REIT)	2,996	116,724
Taubman Centers, Inc. (REIT)	9,668	719,396
UDR, Inc. (REIT)	87,042	3,132,642
Ventas, Inc. (REIT)	76,432	5,398,392
VEREIT, Inc. (REIT)	314,035	3,256,543
Vornado Realty Trust (REIT)	56,484	5,716,746
Weingarten Realty Investors (REIT)	38,481	1,499,989
Welltower, Inc. (REIT)	117,735	8,803,046
Weyerhaeuser Co. (REIT)	244,828	7,819,806
WP Carey, Inc. (REIT)	34,340	2,215,960

		196,028,498

Real Estate Management & Development (0.3%)
Howard Hughes Corp.*	11,926	1,365,527
Jones Lang LaSalle, Inc.	39,689	4,516,212
Realogy Holdings Corp.	46,468	1,201,662

		7,083,401

Total Real Estate		203,111,899

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.7%)
CenturyLink, Inc.	177,446	4,867,343
Frontier Communications Corp.(x)	386,364	1,607,274
Level 3 Communications, Inc.*	96,612	4,480,865
SBA Communications Corp., Class A*	14,916	1,672,979

		12,628,461

Wireless Telecommunication Services (0.2%)
Millicom International Cellular S.A. (SDR)	47,507	2,462,777
Sprint Corp.(x)*	251,768	1,669,222
Telephone & Data Systems, Inc.	31,478	855,572
U.S. Cellular Corp.*	4,375	158,988

		5,146,559

Total Telecommunication Services		17,775,020

Utilities (7.4%)
Electric Utilities (3.1%)
Alliant Energy Corp.	207,051	7,932,125
Avangrid, Inc.	18,458	771,175
Edison International	104,125	7,523,031
Entergy Corp.	58,422	4,482,720
Eversource Energy	104,236	5,647,506
FirstEnergy Corp.	140,088	4,634,111

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Great Plains Energy, Inc.	155,725	$4,249,735
Hawaiian Electric Industries, Inc.	35,458	1,058,421
ITC Holdings Corp.	97,266	4,520,924
OGE Energy Corp.	66,240	2,094,509
Pinnacle West Capital Corp.	36,562	2,778,346
Portland General Electric Co.	35,533	1,513,350
PPL Corp.	224,320	7,754,743
Westar Energy, Inc.	47,063	2,670,825
Xcel Energy, Inc.	167,887	6,906,871

		64,538,392

Gas Utilities (1.1%)
Atmos Energy Corp.	33,512	2,495,639
National Fuel Gas Co.	24,683	1,334,610
Piedmont Natural Gas Co., Inc.	24,657	1,480,406
UGI Corp.	368,291	16,661,485

		21,972,140

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	218,013	2,801,467
Calpine Corp.*	117,934	1,490,686
NRG Energy, Inc.	104,543	1,171,927

		5,464,080

Multi-Utilities (2.6%)
Ameren Corp.	80,126	3,940,597
CenterPoint Energy, Inc.	142,743	3,315,920
CMS Energy Corp.	91,913	3,861,265
Consolidated Edison, Inc.	100,219	7,546,491
DTE Energy Co.	59,065	5,532,619
MDU Resources Group, Inc.	64,358	1,637,268
NiSource, Inc.	106,286	2,562,555
Public Service Enterprise Group, Inc.	166,104	6,954,774
SCANA Corp.	43,052	3,115,673
Sempra Energy	82,440	8,836,743
Vectren Corp.	27,523	1,381,655
WEC Energy Group, Inc.	104,536	6,259,616

		54,945,176

Water Utilities (0.3%)
American Water Works Co., Inc.	58,871	4,405,905
Aqua America, Inc.	58,739	1,790,365

		6,196,270

Total Utilities		153,116,058

Total Common Stocks (80.3%) (Cost $1,360,433,806)		1,672,328,690

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.8%)
iShares® Core S&P Mid-Cap ETF(x)	3,855	596,407
iShares® Morningstar Mid-Cap ETF	6,466	998,480
iShares® Morningstar Mid-Cap Growth ETF	25,430	4,141,372
iShares® Morningstar Mid-Cap Value ETF(x)‡	85,937	11,520,714
iShares® Russell Mid-Cap ETF(x)	2,905	506,400
iShares® Russell Mid-Cap Growth ETF(x)	48,554	4,727,703
iShares® Russell Mid-Cap Value ETF	831,175	63,809,305
iShares® S&P Mid-Cap 400 Growth ETF(x)	16,860	2,945,948
iShares® S&P Mid-Cap 400 Value ETF(x)	430,721	57,285,893
SPDR® S&P 400 MidCap Value ETF(x)	23,094	1,994,629
Vanguard Mid-Cap Growth ETF(x)	21,400	2,276,746
Vanguard Mid-Cap Value Index Fund(x)	565,900	52,951,263

Total Investment Companies (9.8%) (Cost $104,799,338)		203,754,860

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*† (Cost $—)	1,953	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	98,837,828	98,837,828

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.4%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $4,080,001.(xx)	$4,000,000	$4,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $6,200,362, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $6,324,000.(xx)	6,200,000	6,200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $4,600,192, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $4,692,003.(xx)	4,600,000	4,600,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $6,272,794, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $6,398,021.(xx)	6,272,559	6,272,559
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $8,000,433, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $8,160,442.(xx)	8,000,000	8,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $2,000,194, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $2,040,085.(xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $4,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $4,080,000.(xx)	4,000,000	4,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $3,100,090, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $3,162,000.(xx)	3,100,000	3,100,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,500,061, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,530,000.(xx)	1,500,000	1,500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $5,000,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $5,100,103.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $5,000,192, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $5,100,103.(xx)	5,000,000	5,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $1,000,070, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		50,672,559

Total Short-Term Investments (7.2%) (Cost $149,510,387)		149,510,387

Total Investments (97.3%) (Cost $1,614,743,531)		2,025,593,937
Other Assets Less Liabilities (2.7%)		55,832,483

Net Assets (100%)		$2,081,426,420

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $49,439,128. This was secured by collateral of $50,672,559 which was received as cash and subsequently invested in short-term investments currently valued at $50,672,559, as reported in the Portfolio of Investments, and $54,556 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 2.750%, maturing 7/31/17-2/15/46.

Glossary:

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
iShares® Morningstar Mid- Cap Value ETF	$9,229,300	$981,955	$—	$11,520,714	$179,716	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	354	December-16	$44,384,454	$44,189,820	$(194,634)
S&P 500 E-Mini Index	408	December-16	44,433,628	44,072,160	(361,468)
S&P MidCap 400 E-Mini Index	570	December-16	89,736,408	88,327,200	(1,409,208)

					$(1,965,310)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$185,180,826	$2,892,073	$—		$188,072,899
Consumer Staples	78,948,769	—	—		78,948,769
Energy	149,745,133	—	—		149,745,133
Financials	328,807,381	—	—		328,807,381
Health Care	86,888,329	—	—		86,888,329
Industrials	191,812,343	4,325,138	—		196,137,481
Information Technology	169,594,326	—	—		169,594,326
Materials	100,131,395	—	—		100,131,395
Real Estate	203,111,899	—	—		203,111,899
Telecommunication Services	15,312,242	2,462,778	—		17,775,020
Utilities	153,116,058	—	—		153,116,058
Investment Companies
Exchange Traded Funds (ETFs)	203,754,860	—	—		203,754,860
Rights
Information Technology	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	98,837,828	—	—		98,837,828
Repurchase Agreements	—	50,672,559	—		50,672,559

Total Assets	$1,965,241,389	$60,352,548	$—		$2,025,593,937

Liabilities:
Futures	$(1,965,310)	$—	$—		$(1,965,310)

Total Liabilities	$(1,965,310)	$—	$—		$(1,965,310)

Total	$1,963,276,079	$60,352,548	$—		$2,023,628,627

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$492,320,819
Aggregate gross unrealized depreciation	(99,501,577)

Net unrealized appreciation	$392,819,242

Federal income tax cost of investments	$1,632,774,695

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (6.0%)
Fertilizers & Agricultural Chemicals (6.0%)
Agrium, Inc.	1,131	$102,458
CF Industries Holdings, Inc.	2,008	48,895
FMC Corp.	1,152	55,688
Israel Chemicals Ltd.	4,393	17,095
K+S AG (Registered)(x)	1,649	31,331
Monsanto Co.	3,763	384,578
Mosaic Co.	2,863	70,029
Potash Corp. of Saskatchewan, Inc.	7,226	117,592
Syngenta AG (Registered)	801	350,253
Yara International ASA	1,541	51,309

Total Chemicals		1,229,228

Construction & Engineering (0.1%)
Construction & Engineering (0.1%)
OCI N.V.(x)*	817	12,045

Total Construction & Engineering		12,045

Food Products (2.0%)
Agricultural Products (2.0%)
Archer-Daniels-Midland Co.	5,062	213,465
Bunge Ltd.	1,206	71,431
Golden Agri-Resources Ltd.	60,538	15,859
Ingredion, Inc.	621	82,630
Wilmar International Ltd.	16,478	39,022

Total Food Products		422,407

Metals & Mining (20.4%)
Aluminum (0.9%)
Alcoa, Inc.	11,328	114,866
Alumina Ltd.	21,084	23,615
Norsk Hydro ASA	11,583	49,971

		188,452

Copper (0.1%)
Antofagasta plc	3,397	23,017

Diversified Metals & Mining (10.7%)
Anglo American plc*	12,078	151,611
BHP Billiton Ltd.	27,664	478,589
BHP Billiton plc	18,193	273,439
Boliden AB	2,356	55,324
First Quantum Minerals Ltd.	5,938	49,153
Freeport-McMoRan, Inc.	10,246	111,272
Glencore plc*	105,390	288,926
Mitsubishi Materials Corp.	884	24,163
Rio Tinto Ltd.	3,654	144,935
Rio Tinto plc	10,656	354,578
South32 Ltd.	45,856	84,967
Sumitomo Metal Mining Co., Ltd.	3,968	54,857
Teck Resources Ltd., Class B	4,883	88,024
Turquoise Hill Resources Ltd.*	8,666	25,629

		2,185,467

Gold (4.8%)
Agnico Eagle Mines Ltd.	1,900	102,752
Barrick Gold Corp.	10,035	177,684
Eldorado Gold Corp.*	6,172	24,275
Franco-Nevada Corp.	1,532	107,034
Goldcorp, Inc.	7,169	118,304
Kinross Gold Corp.*	10,716	45,169
Newcrest Mining Ltd.	6,603	109,696
Newmont Mining Corp.	4,570	179,555
Randgold Resources Ltd.	807	81,141
Yamana Gold, Inc.	8,159	35,137

		980,747

Precious Metals & Minerals (0.2%)
Fresnillo plc	1,904	44,800

Silver (0.5%)
Silver Wheaton Corp.	3,790	102,380

Steel (3.2%)
ArcelorMittal S.A.*	15,844	96,755
Fortescue Metals Group Ltd.	13,410	51,092
Hitachi Metals Ltd.(x)	1,504	18,381
JFE Holdings, Inc.	4,548	66,313
Kobe Steel Ltd.*	2,573	23,287
Maruichi Steel Tube Ltd.	529	18,274
Nippon Steel & Sumitomo Metal Corp.	6,834	140,329
Nucor Corp.	2,739	135,444
thyssenkrupp AG	3,169	75,559
voestalpine AG	980	33,881

		659,315

Total Metals & Mining		4,184,178

Oil, Gas & Consumable Fuels (70.1%)
Coal & Consumable Fuels (0.2%)
Cameco Corp.(x)	3,409	29,128

Integrated Oil & Gas (49.9%)
BP plc	160,612	935,428
Cenovus Energy, Inc.	7,178	103,024
Chevron Corp.	16,234	1,670,803
Eni S.p.A.	21,912	315,768
Exxon Mobil Corp.	35,717	3,117,380
Galp Energia SGPS S.A.	3,986	54,494
Husky Energy, Inc.	3,031	37,127
Imperial Oil Ltd.	2,556	79,956
Occidental Petroleum Corp.	6,579	479,741
OMV AG	1,269	36,525
Origin Energy Ltd.	15,101	62,998
Repsol S.A.	9,553	129,648
Royal Dutch Shell plc, Class A	69,088	1,751,021
Statoil ASA	9,613	161,271
Suncor Energy, Inc.	14,336	397,970
Total S.A.	19,217	910,831

		10,243,985

Oil & Gas Exploration & Production (20.0%)
Anadarko Petroleum Corp.	4,769	302,164
Antero Resources Corp.*	1,310	35,304
Apache Corp.	3,261	208,280
ARC Resources Ltd.	3,018	54,588
Cabot Oil & Gas Corp.	4,006	103,355
Canadian Natural Resources Ltd.	9,453	302,191
Cimarex Energy Co.	817	109,780
Concho Resources, Inc.*	1,213	166,606
ConocoPhillips Co.	10,667	463,694
Continental Resources, Inc.(x)*	807	41,932
Crescent Point Energy Corp.	4,362	57,519
Devon Energy Corp.	4,063	179,219
Encana Corp.	8,230	86,004
EOG Resources, Inc.	4,740	458,405
EQT Corp.	1,488	108,059
Hess Corp.	2,456	131,691
Inpex Corp.	8,187	74,226
Lundin Petroleum AB*	1,613	29,481

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Marathon Oil Corp.	7,301	$115,429
Murphy Oil Corp.(x)	1,409	42,834
Newfield Exploration Co.*	1,710	74,317
Noble Energy, Inc.	3,701	132,274
Oil Search Ltd.	11,804	64,590
Peyto Exploration & Development Corp.	1,418	39,796
Pioneer Natural Resources Co.	1,409	261,581
PrairieSky Royalty Ltd.	1,776	36,212
Range Resources Corp.	1,598	61,922
Santos Ltd.	13,756	38,685
Seven Generations Energy Ltd., Class A*	1,868	44,965
Southwestern Energy Co.*	4,122	57,048
Tourmaline Oil Corp.*	1,799	48,734
Vermilion Energy, Inc.	978	37,884
Woodside Petroleum Ltd.	6,531	143,584

		4,112,353

Total Oil, Gas & Consumable Fuels		14,385,466

Paper & Forest Products (1.2%)
Forest Products (0.1%)
West Fraser Timber Co., Ltd.	582	17,935

Paper Products (1.1%)
Mondi plc	3,164	66,516
Oji Holdings Corp.	6,600	26,116
Stora Enso Oyj, Class R	4,745	42,133
UPM-Kymmene Oyj	4,598	97,098

		231,863

Total Paper & Forest Products		249,798

Total Common Stocks (99.8%) (Cost $22,883,560)		20,483,122

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	15,461	15,461

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $9,351, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $9,537.(xx)	$9,350	9,350
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $5,599, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $5,711.(xx)	5,599	5,599
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $34,247, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $34,931.(xx)	34,246	34,246
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $15,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $15,300.(xx)	15,000	15,000

Total Repurchase Agreements		64,195

Total Short-Term Investments (0.4%) (Cost $79,656)		79,656

Total Investments (100.2%) (Cost $22,963,216)		20,562,778
Other Assets Less Liabilities (-0.2%)		(38,357)

Net Assets (100%)		$20,524,421

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $88,661. This was secured by collateral of $64,195 which was received as cash and subsequently invested in short-term investments currently valued at $64,195, as reported in the Portfolio of Investments, and $27,779 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 10/27/16-5/15/45.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	6.5%
Austria	0.4
Canada	12.0
Chile	0.1
Finland	0.7
France	4.4
Germany	0.5
Israel	0.1
Italy	1.5
Japan	2.2
Luxembourg	0.5
Mexico	0.2
Netherlands	8.6
Norway	1.3
Portugal	0.3
Singapore	0.3
South Africa	0.3
Spain	0.6
Sweden	0.4
Switzerland	3.1
United Kingdom	8.1
United States	48.1
Cash and Other	(0.2)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$367,526	$54,881	$—	$422,407
Energy	9,676,916	4,708,550	—	14,385,466
Industrials	—	12,045	—	12,045
Materials	2,213,853	3,449,351	—	5,663,204
Short-Term Investments
Investment Companies	15,461	—	—	15,461
Repurchase Agreements	—	64,195	—	64,195

Total Assets	$12,273,756	$8,289,022	$—	$20,562,778

Total Liabilities	$—	$—	$—	$—

Total	$12,273,756	$8,289,022	$—	$20,562,778

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$804,517
Aggregate gross unrealized depreciation	(3,280,589)

Net unrealized depreciation	$(2,476,072)

Federal income tax cost of investments	$23,038,850

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (80.6%)
Diversified REITs (13.2%)
Activia Properties, Inc. (REIT)	12	$63,965
Affine S.A. (REIT)	144	2,438
American Assets Trust, Inc. (REIT)	815	35,355
ANF Immobilier (REIT)	151	3,554
Artis Real Estate Investment Trust (REIT)	3,148	29,778
Canadian Real Estate Investment Trust (REIT)	1,534	55,025
Cofinimmo S.A. (REIT)	450	55,960
Cominar Real Estate Investment Trust (REIT)	3,578	41,618
Cousins Properties, Inc. (REIT)	4,384	45,769
Daiwa House REIT Investment Corp. (REIT)	28	82,270
Dream Global Real Estate Investment Trust (REIT)	2,605	17,890
Duke Realty Corp. (REIT)	7,471	204,182
Empire State Realty Trust, Inc. (REIT), Class A	2,602	54,512
F&C UK Real Estate Investment Ltd. (REIT)	5,092	6,293
First Potomac Realty Trust (REIT)	1,206	11,035
Fonciere des Regions (REIT)	762	71,013
Forest City Realty Trust, Inc. (REIT), Class A	5,014	115,974
Gecina S.A. (REIT)	869	136,637
GPT Group (REIT)	38,371	148,915
Gramercy Property Trust (REIT)(x)	8,951	86,288
Green REIT plc (REIT)*	14,409	23,554
H&R Real Estate Investment Trust (REIT)	6,003	102,631
Hamborner REIT AG (REIT)	1,592	16,850
Hibernia REIT plc (REIT)	14,559	22,383
Hispania Activos Inmobiliarios SOCIMI S.A. (REIT)	1,885	25,262
Hulic Reit, Inc. (REIT)	18	32,108
ICADE (REIT)	737	57,482
Investors Real Estate Trust (REIT)	2,556	15,208
Kenedix Realty Investment Corp. (REIT)	8	49,267
Land Securities Group plc (REIT)	16,820	231,156
Lar Espana Real Estate Socimi S.A. (REIT)	1,620	11,640
Lexington Realty Trust (REIT)	5,034	51,850
Liberty Property Trust (REIT)	3,144	126,860
Londonmetric Property plc (REIT)	12,471	25,839
Merlin Properties Socimi S.A. (REIT)	6,962	82,392
Mirvac Group (REIT)	79,072	135,849
Nomura Real Estate Master Fund, Inc. (REIT)	85	142,011
NSI N.V. (REIT)	2,896	11,992
Premier Investment Corp. (REIT)	27	35,815
PS Business Parks, Inc. (REIT)	451	51,220
Redefine International plc (REIT)	25,668	14,303
Schroder Real Estate Investment Trust Ltd. (REIT)	11,052	8,201
Sekisui House Reit, Inc. (REIT)	17	26,119
Sekisui House SI Residential Investment Corp. (REIT)	21	23,987
Select Income REIT (REIT)	1,417	38,117
Shaftesbury plc (REIT)(x)	5,939	74,756
Spirit Realty Capital, Inc. (REIT)	9,811	130,781
Standard Life Investment Property Income Trust Ltd. (REIT)	8,115	8,616
Stockland (REIT)	51,097	186,502
STORE Capital Corp. (REIT)	3,217	94,805
Suntec Real Estate Investment Trust (REIT)	51,262	64,817
Tokyu REIT, Inc. (REIT)	19	25,509
United Urban Investment Corp. (REIT)(x)	56	101,983
VEREIT, Inc. (REIT)	20,592	213,539
Vornado Realty Trust (REIT)	3,646	369,012
Washington Real Estate Investment Trust (REIT)	1,567	48,765
WP Carey, Inc. (REIT)	1,890	121,962

		4,071,614

Health Care REITs (7.6%)
Aedifica S.A. (REIT)*	260	22,563
Assura plc (REIT)	34,854	26,327
Care Capital Properties, Inc. (REIT)	1,776	50,616
HCP, Inc. (REIT)	9,936	377,071
Healthcare Realty Trust, Inc. (REIT)	2,467	84,026
Healthcare Trust of America, Inc. (REIT), Class A	2,915	95,087
LTC Properties, Inc. (REIT)	863	44,867
Medical Properties Trust, Inc. (REIT)	5,174	76,420
National Health Investors, Inc. (REIT)	767	60,194
New Senior Investment Group, Inc. (REIT)	1,645	18,983
Omega Healthcare Investors, Inc. (REIT)(x)	3,684	130,598
Physicians Realty Trust (REIT)	2,841	61,195
Primary Health Properties plc (REIT)	12,234	17,774
Sabra Health Care REIT, Inc. (REIT)	1,359	34,220
Senior Housing Properties Trust (REIT)	5,065	115,026
Target Healthcare REIT Ltd. (REIT)	5,353	7,679
Universal Health Realty Income Trust (REIT)	277	17,457
Ventas, Inc. (REIT)	7,484	528,595
Welltower, Inc. (REIT)	7,582	566,906

		2,335,604

Hotel & Resort REITs (3.0%)
Apple Hospitality REIT, Inc. (REIT)	3,538	65,488
Ashford Hospitality Trust, Inc. (REIT)	1,943	11,444
CDL Hospitality Trusts (REIT)	13,647	14,042
Chatham Lodging Trust (REIT)	766	14,746
Chesapeake Lodging Trust (REIT)	1,245	28,511
DiamondRock Hospitality Co. (REIT)	4,249	38,666
FelCor Lodging Trust, Inc. (REIT)	2,931	18,846
Hersha Hospitality Trust (REIT)	738	13,299
Hospitality Properties Trust (REIT)	3,471	103,158
Host Hotels & Resorts, Inc. (REIT)	15,938	248,155
Japan Hotel REIT Investment Corp. (REIT)	80	63,547
LaSalle Hotel Properties (REIT)(x)	2,384	56,906
Pebblebrook Hotel Trust (REIT)(x)	1,529	40,671
RLJ Lodging Trust (REIT)	2,654	55,814
Ryman Hospitality Properties, Inc. (REIT)	1,046	50,375
Summit Hotel Properties, Inc. (REIT)	1,735	22,833

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sunstone Hotel Investors, Inc. (REIT)	4,579	$58,565
Xenia Hotels & Resorts, Inc. (REIT)	2,283	34,656

		939,722

Industrial REITs (5.8%)
Ascendas Real Estate Investment Trust (REIT)	48,503	89,980
BWP Trust (REIT)	10,420	25,642
DCT Industrial Trust, Inc. (REIT)	1,907	92,585
EastGroup Properties, Inc. (REIT)	704	51,786
First Industrial Realty Trust, Inc. (REIT)	2,468	69,647
GLP J-REIT (REIT)(x)	47	62,404
Goodman Group (REIT)(x)	37,997	212,249
Granite Real Estate Investment Trust (REIT)	1,004	30,672
Hansteen Holdings plc (REIT)	15,872	23,926
Industrial & Infrastructure Fund Investment Corp. (REIT)	7	35,545
Japan Logistics Fund, Inc. (REIT)	18	40,719
Mapletree Industrial Trust (REIT)	26,967	35,300
Mapletree Logistics Trust (REIT)	31,177	24,510
Monmouth Real Estate Investment Corp. (REIT)	1,350	19,264
Nippon Prologis REIT, Inc. (REIT)	33	83,474
Prologis, Inc. (REIT)	11,218	600,612
Pure Industrial Real Estate Trust (REIT)	4,573	19,206
Rexford Industrial Realty, Inc. (REIT)	1,350	30,902
Segro plc (REIT)	17,690	104,217
STAG Industrial, Inc. (REIT)	1,520	37,255
Terreno Realty Corp. (REIT)	948	26,079
Tritax Big Box REIT plc (REIT)	17,914	32,233
Warehouses De Pauw S.C.A. (REIT)	297	29,473

		1,777,680

Office REITs (10.3%)
Alexandria Real Estate Equities, Inc. (REIT)	1,661	180,667
Allied Properties Real Estate Investment Trust (REIT)	1,643	47,188
Alstria Office REIT-AG (REIT)*	2,793	38,346
Axiare Patrimonio SOCIMI S.A. (REIT)	1,247	16,510
Befimmo S.A. (REIT)	365	22,047
Beni Stabili S.p.A. SIIQ (REIT)*	22,791	13,598
Boston Properties, Inc. (REIT)	3,311	451,256
Brandywine Realty Trust (REIT)	3,716	58,044
CapitaLand Commercial Trust (REIT)(x)	42,535	49,812
Champion REIT (REIT)	50,422	30,673
Columbia Property Trust, Inc. (REIT)	2,607	58,371
Corporate Office Properties Trust (REIT)	2,003	56,785
Cromwell Property Group (REIT)(x)	31,177	22,467
Daiwa Office Investment Corp. (REIT)	6	36,860
Derwent London plc (REIT)	2,138	72,215
Dexus Property Group (REIT)	20,772	146,063
Douglas Emmett, Inc. (REIT)	3,020	110,623
Dream Office Real Estate Investment Trust (REIT)	2,285	29,469
Equity Commonwealth (REIT)*	2,667	80,597
Franklin Street Properties Corp. (REIT)	2,070	26,082
Government Properties Income Trust (REIT)(x)	1,483	33,545
Great Portland Estates plc (REIT)	7,348	60,401
Highwoods Properties, Inc. (REIT)	2,113	110,129
Hudson Pacific Properties, Inc. (REIT)	2,285	75,108
Intervest Offices & Warehouses N.V. (REIT)	303	8,339
Investa Office Fund (REIT)	12,051	42,207
Japan Excellent, Inc. (REIT)	24	34,607
Japan Prime Realty Investment Corp. (REIT)	17	76,726
Japan Real Estate Investment Corp. (REIT)	27	161,307
Keppel REIT (REIT)	40,263	32,972
Kilroy Realty Corp. (REIT)	1,954	135,510
Leasinvest Real Estate S.C.A. (REIT)	14	1,670
Mack-Cali Realty Corp. (REIT)	1,887	51,364
Mori Hills REIT Investment Corp. (REIT)	31	46,414
Mori Trust Sogo Reit, Inc. (REIT)	21	36,862
New York REIT, Inc. (REIT)	3,541	32,400
Nippon Building Fund, Inc. (REIT)	29	183,527
Orix JREIT, Inc. (REIT)	52	91,713
Paramount Group, Inc. (REIT)	3,187	52,235
Parkway Properties, Inc. (REIT)(x)	1,669	28,390
Piedmont Office Realty Trust, Inc. (REIT), Class A	3,067	66,769
Regional REIT Ltd. (REIT)§	4,803	6,533
SL Green Realty Corp. (REIT)	2,138	231,118
Tier REIT, Inc. (REIT)	990	15,286
Workspace Group plc (REIT)	2,500	22,618

		3,185,423

Residential REITs (9.9%)
Advance Residence Investment Corp. (REIT)(x)	26	73,733
American Campus Communities, Inc. (REIT)	2,779	141,368
American Homes 4 Rent (REIT), Class A	4,728	102,314
Apartment Investment & Management Co. (REIT), Class A	3,321	152,467
AvalonBay Communities, Inc. (REIT)	2,966	527,473
Boardwalk Real Estate Investment Trust (REIT)	858	33,844
Camden Property Trust (REIT)	1,883	157,682
Canadian Apartment Properties REIT (REIT)	2,922	68,197
Colony Starwood Homes (REIT)(x)	1,016	29,159
Education Realty Trust, Inc. (REIT)	1,558	67,212
Empiric Student Property plc (REIT)	10,692	16,091
Equity LifeStyle Properties, Inc. (REIT)	1,673	129,122
Equity Residential (REIT)	7,691	494,762
Essex Property Trust, Inc. (REIT)	1,399	311,557
Invincible Investment Corp. (REIT)	62	34,692
Irish Residential Properties REIT plc (REIT)	7,461	9,879
Japan Rental Housing Investments, Inc. (REIT)	32	26,834
Killam Apartment Real Estate Investment Trust (REIT)	1,424	13,123
Mid-America Apartment Communities, Inc. (REIT)	1,600	150,384

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Milestone Apartments Real Estate Investment Trust (REIT)	1,491	$21,934
Monogram Residential Trust, Inc. (REIT)	3,584	38,134
Nippon Accommodations Fund, Inc. (REIT)	10	46,886
Northview Apartment Real Estate Investment Trust (REIT)	976	16,277
Post Properties, Inc. (REIT)	1,146	75,785
Silver Bay Realty Trust Corp. (REIT)	703	12,324
Sun Communities, Inc. (REIT)	1,329	104,300
UDR, Inc. (REIT)	5,715	205,683

		3,061,216

Retail REITs (24.7%)
Acadia Realty Trust (REIT)	1,724	62,478
AEON REIT Investment Corp. (REIT)	22	28,643
Agree Realty Corp. (REIT)	466	23,039
Alexander’s, Inc. (REIT)	42	17,623
British Land Co. plc (REIT)	21,888	179,823
Brixmor Property Group, Inc. (REIT)	6,466	179,690
Capital & Regional plc (REIT)	11,350	8,909
CapitaLand Mall Trust (REIT)	56,374	90,028
CBL & Associates Properties, Inc. (REIT)	3,606	43,777
Cedar Realty Trust, Inc. (REIT)	1,911	13,759
Charter Hall Retail REIT (REIT)	7,302	23,687
Crombie Real Estate Investment Trust (REIT)	1,842	20,091
DDR Corp. (REIT)	6,622	115,421
Equity One, Inc. (REIT)	1,991	60,944
Eurocommercial Properties N.V. (CVA)	921	41,565
Federal Realty Investment Trust (REIT)	1,508	232,126
Fortune Real Estate Investment Trust (REIT)	28,109	35,358
Frontier Real Estate Investment Corp. (REIT)	10	49,864
Fukuoka REIT Corp. (REIT)	13	24,355
General Growth Properties, Inc. (REIT)	10,743	296,507
Getty Realty Corp. (REIT)	522	12,491
Hammerson plc (REIT)	16,739	127,611
Immobiliare Grande Distribuzione SIIQ S.p.A. (REIT)	7,806	5,883
Intu Properties plc (REIT)(x)	19,996	76,820
Japan Retail Fund Investment Corp. (REIT)	55	135,859
Kenedix Retail REIT Corp. (REIT)	9	21,380
Kimco Realty Corp. (REIT)	8,959	259,363
Kite Realty Group Trust (REIT)	1,743	48,316
Kiwi Property Group Ltd. (REIT)	27,462	30,009
Klepierre S.A. (REIT)	4,394	201,389
Link REIT (REIT)	48,322	356,545
Macerich Co. (REIT)	3,073	248,513
Mapletree Commercial Trust (REIT)	39,977	46,923
Mercialys S.A. (REIT)	863	20,756
National Retail Properties, Inc. (REIT)	3,166	160,991
Pennsylvania Real Estate Investment Trust (REIT)	1,384	31,873
Ramco-Gershenson Properties Trust (REIT)	1,635	30,640
Realty Income Corp. (REIT)	5,517	369,253
Regency Centers Corp. (REIT)	2,267	175,670
Retail Opportunity Investments Corp. (REIT)	2,319	50,925
Retail Properties of America, Inc. (REIT), Class A	5,047	84,790
RioCan Real Estate Investment Trust (REIT)	6,789	140,856
Saul Centers, Inc. (REIT)	281	18,715
Scentre Group (REIT)	109,214	393,757
Seritage Growth Properties (REIT), Class A(x)	539	27,317
Shopping Centres Australasia Property Group (REIT)	15,647	27,015
Simon Property Group, Inc. (REIT)	6,756	1,398,560
Smart Real Estate Investment Trust (REIT)	2,392	64,452
Tanger Factory Outlet Centers, Inc. (REIT)	2,030	79,089
Taubman Centers, Inc. (REIT)	1,287	95,766
Unibail-Rodamco SE (REIT)	2,085	562,124
Urban Edge Properties (REIT)	1,894	53,297
Urstadt Biddle Properties, Inc. (REIT), Class A	604	13,421
Vastned Retail N.V. (REIT)	397	16,034
Vicinity Centres (REIT)	70,199	170,780
Washington Prime Group, Inc. (REIT)	3,900	48,282
Weingarten Realty Investors (REIT)	2,437	94,994
Wereldhave Belgium N.V. (REIT)	44	5,469
Wereldhave N.V. (REIT)	840	42,508
Westfield Corp. (REIT)	41,328	308,160

		7,604,283

Specialized REITs (6.1%)
Big Yellow Group plc (REIT)	3,031	30,643
CubeSmart (REIT)	3,765	102,634
Digital Realty Trust, Inc. (REIT)(x)	3,435	333,607
DuPont Fabros Technology, Inc. (REIT)	1,612	66,495
EPR Properties (REIT)	1,346	105,984
Extra Space Storage, Inc. (REIT)	2,516	199,796
Four Corners Property Trust, Inc. (REIT)	1,240	26,449
Gaming and Leisure Properties, Inc. (REIT)	4,373	146,277
Life Storage, Inc. (REIT)	979	87,072
Public Storage (REIT)	3,136	699,767
QTS Realty Trust, Inc. (REIT), Class A	974	51,476
Safestore Holdings plc (REIT)	4,429	22,102

		1,872,302

Total Equity Real Estate Investment Trusts (REITs)		24,847,844

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	3,660	44,078

Total Health Care Providers & Services		44,078

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,125	19,687

Total Hotels, Restaurants & Leisure		19,687

Real Estate Management & Development (18.4%)
Diversified Real Estate Activities (8.8%)
Allreal Holding AG (Registered)*	199	30,208

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaLand Ltd.	54,873	$129,614
City Developments Ltd.(x)	12,550	84,005
D Carnegie & Co. AB*	975	12,495
DIC Asset AG	915	9,237
Grand City Properties S.A.	2,148	42,023
Hang Lung Properties Ltd.	42,625	96,756
Henderson Land Development Co., Ltd.	23,884	142,753
Kennedy Wilson Europe Real Estate plc	2,516	32,784
Kerry Properties Ltd.	12,309	40,547
Mitsubishi Estate Co., Ltd.	24,840	465,683
Mitsui Fudosan Co., Ltd.	20,115	428,303
Mobimo Holding AG (Registered)*	128	32,576
New World Development Co., Ltd.	111,574	146,101
Nomura Real Estate Holdings, Inc.	2,516	42,452
Sumitomo Realty & Development Co., Ltd.	9,189	238,066
Sun Hung Kai Properties Ltd.	30,920	471,231
Tokyo Tatemono Co., Ltd.	4,358	52,347
UOL Group Ltd.	9,988	41,280
Wharf Holdings Ltd.	25,698	188,295

		2,726,756

Real Estate Development (2.1%)
ADLER Real Estate AG*	509	8,111
Cheung Kong Property Holdings Ltd.	60,228	444,190
Conwert Immobilien Invest SE*	1,466	27,593
Helical plc	2,088	7,308
Sino Land Co., Ltd.	65,439	116,737
TAG Immobilien AG	3,045	44,284

		648,223

Real Estate Operating Companies (7.5%)
ADO Properties S.A.§	580	23,199
Aeon Mall Co., Ltd.	2,464	38,907
Azrieli Group Ltd.	941	41,296
BUWOG AG*	1,901	51,437
CA Immobilien Anlagen AG*	1,530	29,167
Capital & Counties Properties plc	15,705	58,625
Castellum AB	5,642	84,474
Citycon Oyj	8,323	21,185
Daejan Holdings plc	102	7,386
Deutsche EuroShop AG	987	45,849
Deutsche Wohnen AG	7,200	261,726
Dios Fastigheter AB	982	7,407
Entra ASA§	1,333	14,945
Fabege AB	2,821	51,405
Fastighets AB Balder, Class B*	1,997	53,037
First Capital Realty, Inc.	2,093	35,066
Fonciere de Paris SIIC	60	9,155
Grainger plc	8,744	26,108
Hemfosa Fastigheter AB	2,005	21,724
Hongkong Land Holdings Ltd.	24,924	177,722
Hufvudstaden AB, Class A	2,394	41,445
Hulic Co., Ltd.	7,603	77,595
Hysan Development Co., Ltd.(x)	13,145	61,749
Inmobiliaria Colonial S.A.	5,025	36,549
Klovern AB, Class B	11,891	14,782
Kungsleden AB	3,358	24,549
LEG Immobilien AG*	1,340	128,264
Norwegian Property ASA	5,261	7,144
NTT Urban Development Corp.	2,320	22,396
PSP Swiss Property AG (Registered)	860	81,968
Sponda Oyj	5,244	26,979
Swire Properties Ltd.	24,990	73,539
Swiss Prime Site AG (Registered)*	1,402	122,955
Technopolis Oyj	3,064	11,220
TLG Immobilien AG	1,204	27,182
Unite Group plc	4,740	38,982
Vonovia SE	9,956	376,993
Wallenstam AB, Class B	4,144	34,951
WCM Beteiligungs & Grundbesitz-AG*	1,813	6,045
Wihlborgs Fastigheter AB	1,409	29,956

		2,305,063

Total Real Estate Management & Development		5,680,042

Total Common Stocks (99.2%) (Cost $27,280,883)		30,591,651

INVESTMENT COMPANIES:
Investment Companies (0.2%)
F&C Commercial Property Trust Ltd.	11,241	17,936
MedicX Fund Ltd.	8,140	9,371
Picton Property Income Ltd.	11,502	10,736
UK Commercial Property Trust Ltd.	14,142	14,467

Total Investment Companies (0.2%) (Cost $58,708)		52,510

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)
Industrial REITs (0.0%)
Tritax Big Box REIT plc, expiring 10/13/16* (Cost $—)	1,628	144

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	87,705	87,705

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $77,956, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $79,510.(xx)	$77,951	$77,951
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $54,835, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $55,930.(xx)	54,833	54,833
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $313,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $319,665.(xx)	313,396	313,396
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $51,003.(xx)	50,000	50,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $40,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $40,800.(xx)	40,000	40,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $150,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $153,003.(xx)	150,000	150,000

Total Repurchase Agreements		686,180

Total Short-Term Investments (2.5%) (Cost $773,885)		773,885

Total Investments (101.9%) (Cost $28,113,476)		31,418,190
Other Assets Less Liabilities (-1.9%)		(593,405)

Net Assets (100%)		$30,824,785

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $44,677 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $877,006. This was secured by collateral of $686,180 which was received as cash and subsequently invested in short-term investments currently valued at $686,180, as reported in the Portfolio of Investments, and $231,830 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/13/16-5/15/45.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	6.0%
Austria	0.3
Belgium	0.5
Canada	2.6
Finland	0.2
France	3.4
Germany	3.2
Guernsey	0.2
Hong Kong	7.6
Ireland	0.2
Israel	0.1
Italy	0.1
Japan	10.8
Luxembourg	0.1
Netherlands	0.4
New Zealand	0.1
Norway	0.1
Singapore	2.4
Spain	0.6
Sweden	1.3
Switzerland	0.9
United Kingdom	4.4
United States	56.4
Cash and Other	(1.9)

100.0%

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Options Written:

Options written for the nine months ended September 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	12	$435
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(12)	(435)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2016	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$19,687	$—	$19,687
Health Care	44,078	—	—	44,078
Real Estate	17,375,266	13,152,620	—	30,527,886
Investment Companies
Investment Companies	—	52,510	—	52,510
Rights
Real Estate	—	144	—	144
Short-Term Investments
Investment Companies	87,705	—	—	87,705
Repurchase Agreements	—	686,180	—	686,180

Total Assets	$17,507,049	$13,911,141	$—	$31,418,190

Total Liabilities	$—	$—	$—	$—

Total	$17,507,049	$13,911,141	$—	$31,418,190

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,895,144
Aggregate gross unrealized depreciation	(1,088,554)

Net unrealized appreciation	$2,806,590

Federal income tax cost of investments	$28,611,600

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.9%)
Bridgestone Corp.(x)	600	$22,130
Continental AG	120	25,229
Delphi Automotive plc	300	21,396
Johnson Controls International plc	600	27,918
Magna International, Inc.	300	12,879
Valeo S.A.	270	15,745

		125,297

Automobiles (0.9%)
Bayerische Motoren Werke (BMW) AG	300	25,211
Daimler AG (Registered)	400	28,178
Fuji Heavy Industries Ltd.	400	15,022
General Motors Co.	1,300	41,301
Isuzu Motors Ltd.(x)	500	5,880
Toyota Motor Corp.	300	17,398

		132,990

Distributors (0.2%)
Genuine Parts Co.	300	30,135

Hotels, Restaurants & Leisure (2.3%)
Aramark	200	7,606
Compass Group plc	2,258	43,788
McDonald’s Corp.	1,000	115,360
Oriental Land Co., Ltd.(x)	200	12,168
Sodexo S.A.	200	23,804
Starbucks Corp.	1,100	59,554
Tatts Group Ltd.	2,600	7,277
Whitbread plc	300	15,223
Yum! Brands, Inc.	400	36,324

		321,104

Household Durables (0.2%)
Persimmon plc	300	7,071
Sekisui House Ltd.	1,000	17,023
Techtronic Industries Co., Ltd.	1,500	5,882

		29,976

Leisure Products (0.2%)
Bandai Namco Holdings, Inc.	300	9,175
Shimano, Inc.	100	14,824
Yamaha Corp.	300	9,677

		33,676

Media (1.6%)
Comcast Corp., Class A	1,100	72,974
Dentsu, Inc.(x)	200	10,122
Omnicom Group, Inc.	300	25,500
Publicis Groupe S.A.	200	15,125
Singapore Press Holdings Ltd.	3,000	8,424
Sky plc	500	5,794
Twenty-First Century Fox, Inc., Class A	700	16,954
Walt Disney Co.	700	65,002
WPP plc	400	9,415

		229,310

Multiline Retail (0.4%)
Dollar General Corp.	300	20,997
Dollar Tree, Inc.*	300	23,679
Next plc	280	17,361

		62,037

Specialty Retail (3.2%)
Hennes & Mauritz AB, Class B	1,500	42,287
Home Depot, Inc.	900	115,812
Industria de Diseno Textil S.A.	1,200	44,485
L Brands, Inc.	300	21,231
Lowe’s Cos., Inc.	700	50,547
Nitori Holdings Co., Ltd.	100	11,965
O’Reilly Automotive, Inc.*	100	28,011
Ross Stores, Inc.	500	32,150
TJX Cos., Inc.	1,100	82,258
Tractor Supply Co.	100	6,735
USS Co., Ltd.(x)	600	10,142

		445,623

Textiles, Apparel & Luxury Goods (0.9%)
Burberry Group plc	800	14,317
Cie Financiere Richemont S.A. (Registered)	200	12,178
Luxottica Group S.p.A.	300	14,334
NIKE, Inc., Class B	1,000	52,650
Pandora A/S	100	12,125
VF Corp.	500	28,025

		133,629

Total Consumer Discretionary		1,543,777

Consumer Staples (18.2%)
Beverages (3.6%)
Anheuser-Busch InBev S.A./N.V.	100	13,127
Asahi Group Holdings Ltd.	600	21,838
Brown-Forman Corp., Class B	400	18,976
Coca-Cola Co.	3,000	126,960
Constellation Brands, Inc., Class A	100	16,649
Diageo plc	2,400	68,815
Dr. Pepper Snapple Group, Inc.	400	36,524
Heineken N.V.	300	26,386
Monster Beverage Corp.*	100	14,681
PepsiCo, Inc.	1,200	130,525
Pernod-Ricard S.A.	200	23,663
Suntory Beverage & Food Ltd.	284	12,322

		510,466

Food & Staples Retailing (2.9%)
Alimentation Couche-Tard, Inc., Class B	500	24,231
Costco Wholesale Corp.	600	91,506
CVS Health Corp.	1,100	97,888
Kroger Co.	1,000	29,680
Lawson, Inc.	200	15,759
Metro, Inc.	300	9,849
Seven & i Holdings Co., Ltd.	900	42,534
Sysco Corp.	1,100	53,911
Wal-Mart Stores, Inc.	400	28,848
Woolworths Ltd.	1,100	19,651

		413,857

Food Products (3.5%)
Campbell Soup Co.(x)	300	16,410
ConAgra Foods, Inc.	300	14,133
Danone S.A.	600	44,503
General Mills, Inc.	1,100	70,268
Hershey Co.	200	19,120
Hormel Foods Corp.	600	22,758
J.M. Smucker Co.	100	13,554
Kellogg Co.	300	23,241
Kerry Group plc, Class A	300	24,995
McCormick & Co., Inc. (Non-Voting)	200	19,984
Mead Johnson Nutrition Co.	200	15,802
Meiji Holdings Co., Ltd.	100	9,893
Mondelez International, Inc., Class A	2,100	92,190
Nestle S.A. (Registered)	1,200	94,553
Tyson Foods, Inc., Class A	300	22,401

		503,805

Household Products (3.7%)
Church & Dwight Co., Inc.	600	28,752
Clorox Co.	300	37,554

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Colgate-Palmolive Co.	1,300	$96,382
Henkel AG & Co. KGaA (Preference)(q)	400	54,370
Kimberly-Clark Corp.	600	75,684
Procter & Gamble Co.	1,600	143,601
Reckitt Benckiser Group plc	700	65,966
Svenska Cellulosa AB S.C.A., Class B	600	17,812

		520,121

Personal Products (1.9%)
Beiersdorf AG	200	18,864
Estee Lauder Cos., Inc., Class A	300	26,568
Kao Corp.	500	28,163
L’Oreal S.A.	300	56,639
Unilever N.V. (CVA)	1,600	73,808
Unilever plc	1,400	66,370

		270,412

Tobacco (2.6%)
Altria Group, Inc.	1,700	107,490
British American Tobacco plc	1,200	76,743
Imperial Brands plc	800	41,237
Japan Tobacco, Inc.	900	36,770
Philip Morris International, Inc.	1,000	97,220
Reynolds American, Inc.	300	14,145

		373,605

Total Consumer Staples		2,592,266

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Enbridge, Inc.	400	17,580
Exxon Mobil Corp.	1,700	148,376
Total S.A.	1,400	66,356
TransCanada Corp.(x)	1,300	61,742

Total Energy		294,054

Financials (14.2%)
Banks (6.6%)
Bank of Montreal	1,200	78,634
Bank of Nova Scotia	1,600	84,784
BB&T Corp.	800	30,176
Canadian Imperial Bank of Commerce	800	62,033
Commonwealth Bank of Australia	500	27,808
Concordia Financial Group Ltd.	2,000	8,743
Danske Bank A/S	500	14,642
DBS Group Holdings Ltd.	1,000	11,352
DNB ASA	1,000	13,138
Hang Seng Bank Ltd.	1,100	19,755
M&T Bank Corp.	300	34,830
Mizuho Financial Group, Inc.	7,900	13,199
National Bank of Canada(x)	600	21,275
Oversea-Chinese Banking Corp., Ltd.	2,000	12,768
Resona Holdings, Inc.	2,900	12,196
Royal Bank of Canada	1,700	105,295
Sumitomo Mitsui Financial Group, Inc.	500	16,851
Svenska Handelsbanken AB, Class A	2,000	27,466
Toronto-Dominion Bank	2,400	106,541
U.S. Bancorp	2,300	98,647
United Overseas Bank Ltd.	1,000	13,890
Wells Fargo & Co.	2,200	97,416
Westpac Banking Corp.	900	20,460

		931,899

Capital Markets (1.6%)
Ameriprise Financial, Inc.	100	9,977
ASX Ltd.	400	14,785
Brookfield Asset Management, Inc., Class A	1,200	42,194
CME Group, Inc./Illinois	100	10,452
Macquarie Group Ltd.	100	6,299
Moody’s Corp.	200	21,656
S&P Global, Inc.	200	25,312
Singapore Exchange Ltd.(x)	2,000	10,916
T. Rowe Price Group, Inc.	300	19,950
Thomson Reuters Corp.	900	37,216
UBS Group AG (Registered)*	2,000	27,157

		225,914

Consumer Finance (0.7%)
American Express Co.	700	44,828
Discover Financial Services	500	28,275
Synchrony Financial	1,100	30,800

		103,903

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	900	130,023

Insurance (4.4%)
AIA Group Ltd.	3,000	20,100
Allianz SE (Registered)	240	35,624
Allstate Corp.	500	34,590
Aon plc	400	44,996
Arch Capital Group Ltd.*	200	15,852
Assicurazioni Generali S.p.A.	1,000	12,203
Baloise Holding AG (Registered)	100	12,095
Chubb Ltd.	400	50,260
Cincinnati Financial Corp.	300	22,626
Hannover Rueck SE	100	10,712
Insurance Australia Group Ltd.	1,900	7,978
Intact Financial Corp.	300	21,687
Legal & General Group plc	3,000	8,521
Marsh & McLennan Cos., Inc.	900	60,524
Medibank Pvt Ltd.	2,100	3,995
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	240	44,760
Progressive Corp.	1,100	34,650
Prudential plc	1,200	21,298
Sampo Oyj, Class A	900	40,034
SCOR SE	400	12,433
Suncorp Group Ltd.	800	7,436
Swiss Reinsurance AG	500	45,111
T&D Holdings, Inc.	800	9,020
Tokio Marine Holdings, Inc.	500	19,161
Travelers Cos., Inc.	300	34,365

		630,031

Total Financials		2,021,770

Health Care (14.1%)
Biotechnology (2.1%)
AbbVie, Inc.	500	31,535
Actelion Ltd. (Registered)*	100	17,313
Amgen, Inc.	400	66,723
Biogen, Inc.*	100	31,303
Celgene Corp.*	500	52,265
CSL Ltd.	300	24,638
Gilead Sciences, Inc.	700	55,384
Shire plc	400	25,854

		305,015

Health Care Equipment & Supplies (3.9%)
Abbott Laboratories	800	33,832
Baxter International, Inc.	600	28,560
Becton Dickinson and Co.	300	53,919
Boston Scientific Corp.*	900	21,420
C.R. Bard, Inc.	100	22,428

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cochlear Ltd.	100	$10,840
Coloplast A/S, Class B	200	15,509
Danaher Corp.	600	47,034
Edwards Lifesciences Corp.*	200	24,112
Essilor International S.A.	200	25,793
Hoya Corp.	500	20,080
Medtronic plc	1,200	103,680
Smith & Nephew plc	1,500	24,198
Stryker Corp.	600	69,846
Sysmex Corp.	200	14,817
Zimmer Biomet Holdings, Inc.	200	26,004

		542,072

Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	500	38,850
Fresenius Medical Care AG & Co. KGaA	100	8,729
Fresenius SE & Co. KGaA	700	55,836
HCA Holdings, Inc.*	400	30,252
Henry Schein, Inc.*	100	16,298
Laboratory Corp. of America Holdings*	100	13,748
McKesson Corp.	200	33,350
Ramsay Health Care Ltd.	100	6,074
UnitedHealth Group, Inc.	700	98,000

		301,137

Health Care Technology (0.0%)
M3, Inc.	200	6,811

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.	200	31,812
Waters Corp.*	100	15,849

		47,661

Pharmaceuticals (5.7%)
Astellas Pharma, Inc.	1,900	29,672
AstraZeneca plc	300	19,434
Bayer AG (Registered)	400	40,178
Eli Lilly & Co.	1,300	104,338
Johnson & Johnson	1,300	153,570
Merck & Co., Inc.	2,100	131,061
Novartis AG (Registered)	600	47,185
Novo Nordisk A/S, Class B	900	37,499
Otsuka Holdings Co., Ltd.	300	13,684
Pfizer, Inc.	3,600	121,932
Roche Holding AG	250	61,934
Sanofi	200	15,238
Zoetis, Inc.	500	26,005

		801,730

Total Health Care		2,004,426

Industrials (14.4%)
Aerospace & Defense (3.7%)
Airbus Group SE	400	24,196
BAE Systems plc	2,000	13,569
Boeing Co.	400	52,696
General Dynamics Corp.	500	77,580
L-3 Communications Holdings, Inc.	100	15,073
Lockheed Martin Corp.	400	95,888
Northrop Grumman Corp.	300	64,185
Raytheon Co.	500	68,065
Rockwell Collins, Inc.	200	16,868
Rolls-Royce Holdings plc*	800	7,467
Safran S.A.	200	14,381
Singapore Technologies Engineering Ltd.	3,000	7,145
Thales S.A.	100	9,211
United Technologies Corp.	600	60,960

		527,284

Air Freight & Logistics (1.0%)
Deutsche Post AG (Registered)	1,200	37,502
United Parcel Service, Inc., Class B	900	98,424

		135,926

Building Products (0.5%)
Assa Abloy AB, Class B	1,600	32,488
Daikin Industries Ltd.	200	18,633
Geberit AG (Registered)	60	26,259

		77,380

Commercial Services & Supplies (1.2%)
Brambles Ltd.	1,600	14,712
Cintas Corp.	200	22,520
Republic Services, Inc.	500	25,225
Secom Co., Ltd.	400	29,851
Waste Connections, Inc.	300	22,410
Waste Management, Inc.	900	57,384

		172,102

Construction & Engineering (0.3%)
Skanska AB, Class B	800	18,667
Taisei Corp.	1,000	7,486
Vinci S.A.	200	15,293

		41,446

Electrical Equipment (0.5%)
Emerson Electric Co.	400	21,804
Legrand S.A.	300	17,688
Mitsubishi Electric Corp.	1,000	12,803
Nidec Corp.	100	9,200
Rockwell Automation, Inc.	100	12,234

		73,729

Industrial Conglomerates (1.5%)
3M Co.	400	70,492
Honeywell International, Inc.	600	69,954
Keihan Holdings Co., Ltd.(x)	1,000	6,990
Roper Technologies, Inc.	100	18,247
Siemens AG (Registered)	400	46,825

		212,508

Machinery (1.3%)
Atlas Copco AB, Class A	700	21,061
Cummins, Inc.	100	12,815
FANUC Corp.	100	16,925
Fortive Corp.	600	30,540
Illinois Tool Works, Inc.	400	47,935
Kone Oyj, Class B	400	20,296
Kubota Corp.	1,000	15,116
Makita Corp.(x)	100	7,112
Schindler Holding AG	80	14,988

		186,788

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	100	14,498

Professional Services (1.0%)
Capita plc	600	5,212
Equifax, Inc.	300	40,374
Experian plc	1,000	20,036
Intertek Group plc	200	9,055
SGS S.A. (Registered)	7	15,671
Verisk Analytics, Inc.*	300	24,384
Wolters Kluwer N.V.	600	25,676

		140,408

Road & Rail (2.4%)
Canadian National Railway Co.	1,100	71,906
Canadian Pacific Railway Ltd.	200	30,518
Central Japan Railway Co.	200	34,217
ComfortDelGro Corp., Ltd.	4,000	8,285
DSV A/S	400	19,975

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
East Japan Railway Co.	400	$36,063
Hankyu Hanshin Holdings, Inc.	400	13,753
MTR Corp., Ltd.	1,500	8,303
Nagoya Railroad Co., Ltd.	1,000	5,434
Odakyu Electric Railway Co., Ltd.(x)	500	11,124
Tobu Railway Co., Ltd.	3,000	15,267
Union Pacific Corp.	700	68,271
West Japan Railway Co.	300	18,571

		341,687

Trading Companies & Distributors (0.8%)
Ashtead Group plc	500	8,237
Bunzl plc	600	17,753
Fastenal Co.	300	12,534
ITOCHU Corp.(x)	2,500	31,318
Marubeni Corp.	2,000	10,253
W.W. Grainger, Inc.(x)	100	22,484
Wolseley plc	200	11,273

		113,852

Transportation Infrastructure (0.1%)
Aena S.A.§	90	13,275

Total Industrials		2,050,883

Information Technology (10.5%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	1,800	57,096
Motorola Solutions, Inc.	200	15,256

		72,352

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	400	25,968
Kyocera Corp.	400	19,190
Murata Manufacturing Co., Ltd.	100	13,043

		58,201

Internet Software & Services (0.4%)
Alphabet, Inc., Class A*	50	40,203
Yahoo! Japan Corp.(x)	2,700	10,750

		50,953

IT Services (4.1%)
Accenture plc, Class A	500	61,085
Amadeus IT Group S.A., Class A	400	19,984
Automatic Data Processing, Inc.	900	79,380
Broadridge Financial Solutions, Inc.	100	6,779
Cognizant Technology Solutions Corp., Class A*	600	28,626
Fidelity National Information Services, Inc.	200	15,406
Fiserv, Inc.*	400	39,788
International Business Machines Corp.	600	95,310
MasterCard, Inc.	700	71,239
Nomura Research Institute Ltd.	110	3,796
Obic Co., Ltd.	100	5,320
Paychex, Inc.	700	40,509
Visa, Inc., Class A	1,500	124,050

		591,272

Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.	300	19,335
Intel Corp.	400	15,100
Lam Research Corp.(x)	200	18,942
Linear Technology Corp.	300	17,787
NVIDIA Corp.	400	27,408
QUALCOMM, Inc.	500	34,250
Skyworks Solutions, Inc.	200	15,228
Texas Instruments, Inc.	900	63,162
Tokyo Electron Ltd.	100	8,825
Xilinx, Inc.	300	16,302

		236,339

Software (2.1%)
Adobe Systems, Inc.*	100	10,854
Check Point Software Technologies Ltd.(x)*	100	7,761
Electronic Arts, Inc.*	300	25,620
Intuit, Inc.	400	44,004
Microsoft Corp.	1,400	80,640
Oracle Corp.	1,600	62,848
SAP SE	600	54,593
Synopsys, Inc.*	200	11,870

		298,190

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	800	90,439
Canon, Inc.	1,200	34,781
Fujifilm Holdings Corp.(x)	400	14,804
Hewlett Packard Enterprise Co.	2,200	50,050

		190,074

Total Information Technology		1,497,381

Materials (3.6%)
Chemicals (3.2%)
Air Liquide S.A.	430	46,075
Air Products & Chemicals, Inc.	100	15,034
BASF SE	100	8,552
E.I. du Pont de Nemours & Co.	200	13,394
Ecolab, Inc.	500	60,860
Evonik Industries AG	300	10,140
Givaudan S.A. (Registered)	20	40,675
International Flavors & Fragrances, Inc.	100	14,297
Linde AG	160	27,191
LyondellBasell Industries N.V., Class A	200	16,132
Novozymes A/S, Class B	400	17,591
PPG Industries, Inc.	300	31,008
Praxair, Inc.	500	60,415
Sherwin-Williams Co.	100	27,666
Shin-Etsu Chemical Co., Ltd.	300	20,945
Sika AG	4	19,441
Symrise AG	200	14,659
Toray Industries, Inc.	1,000	9,729

		453,804

Construction Materials (0.1%)
James Hardie Industries plc (CDI)	300	4,706
Vulcan Materials Co.	100	11,373

		16,079

Containers & Packaging (0.3%)
Amcor Ltd.	1,700	19,767
Ball Corp.(x)	200	16,390

		36,157

Total Materials		506,040

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
American Tower Corp. (REIT)	100	11,333
CapitaLand Mall Trust (REIT)	4,000	6,388
Dexus Property Group (REIT)	1,500	10,548
Goodman Group (REIT)	2,100	11,730
GPT Group (REIT)	3,500	13,583
Mirvac Group (REIT)	4,700	8,075
Public Storage (REIT)	100	22,314
Scentre Group (REIT)	4,900	17,666
Simon Property Group, Inc. (REIT)	300	62,104
Stockland (REIT)	1,900	6,935
Unibail-Rodamco SE (REIT)	100	26,960
Vicinity Centres (REIT)	4,300	10,461
Vornado Realty Trust (REIT)	100	10,121

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Westfield Corp. (REIT)	2,600	$19,387

		237,605

Real Estate Management & Development (0.4%)
Daito Trust Construction Co., Ltd.	100	15,981
Daiwa House Industry Co., Ltd.	1,000	27,389
Swiss Prime Site AG (Registered)*	100	8,770
Vonovia SE	300	11,360

		63,500

Total Real Estate		301,105

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	3,200	129,953
BT Group plc	4,000	20,168
Deutsche Telekom AG (Registered)	1,200	20,116
Elisa Oyj	300	11,063
Nippon Telegraph & Telephone Corp.	800	36,537
Singapore Telecommunications Ltd.	10,000	29,322
Swisscom AG (Registered)	60	28,484
Telia Co. AB	4,000	17,905
Telstra Corp., Ltd.	6,200	24,624
Verizon Communications, Inc.	700	36,386

		354,558

Wireless Telecommunication Services (0.6%)
KDDI Corp.	900	27,695
NTT DoCoMo, Inc.	1,500	38,031
Rogers Communications, Inc., Class B	300	12,728

		78,454

Total Telecommunication Services		433,012

Utilities (5.9%)
Electric Utilities (3.1%)
American Electric Power Co., Inc.	800	51,368
CLP Holdings Ltd.	2,500	25,955
Duke Energy Corp.	400	32,016
Eversource Energy	400	21,672
NextEra Energy, Inc.(x)	600	73,392
PG&E Corp.	200	12,234
PPL Corp.	1,000	34,570
Red Electrica Corp. S.A.	800	17,245
Southern Co.	1,500	76,951
SSE plc	1,500	30,449
Terna Rete Elettrica Nazionale S.p.A.	3,000	15,468
Xcel Energy, Inc.	1,000	41,140

		432,460

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	7,700	14,573
Osaka Gas Co., Ltd.	4,000	16,777
Snam S.p.A.	3,000	16,621
Tokyo Gas Co., Ltd.(x)	4,000	17,797

		65,768

Multi-Utilities (2.0%)
AGL Energy Ltd.	900	13,146
CMS Energy Corp.	500	21,005
Consolidated Edison, Inc.	300	22,590
Dominion Resources, Inc.	1,100	81,697
DTE Energy Co.	400	37,468
National Grid plc	4,200	59,359
Sempra Energy	500	53,595

		288,860

Water Utilities (0.3%)
American Water Works Co., Inc.	400	29,935
Severn Trent plc	300	9,741
United Utilities Group plc	600	7,808

		47,484

Total Utilities		834,572

Total Common Stocks (98.9%) (Cost $12,508,367)		14,079,286

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	65,116	65,116

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $25,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $25,500.(xx)	$25,000	$25,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $30,879, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $31,495.(xx)	30,877	30,877
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $24,979, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $25,478.(xx)	24,978	24,978
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $73,821, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $75,295.(xx)	73,819	73,819
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $51,003.(xx)	50,000	50,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $35,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $35,700.(xx)	35,000	35,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $20,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $20,400.(xx)	20,000	20,000

Total Repurchase Agreements		259,674

Total Short-Term Investments (2.3%) (Cost $324,790)		324,790

Total Investments (101.2%) (Cost $12,833,157)		14,404,076
Other Assets Less Liabilities (-1.2%)		(168,609)

Net Assets (100%)		$14,235,467

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $13,275 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $325,543. This was secured by collateral of $259,674 which was received as cash and subsequently invested in short-term investments currently valued at $259,674, as reported in the Portfolio of Investments, and $79,389 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 10/6/16-11/15/45.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.3%
Belgium	0.1
Bermuda	0.1
Canada	5.5
Denmark	0.8
Finland	0.5
France	3.2
Germany	4.1
Hong Kong	0.7
Ireland	1.5
Israel	0.0 #
Italy	0.4
Japan	7.8
Netherlands	0.4
Norway	0.1
Singapore	0.8
Spain	0.7
Sweden	1.2
Switzerland	3.8
United Kingdom	5.9
United States	61.3
Cash and Other	(1.2)

100.0%

#	Percent shown is less than 0.05%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$994,997	$548,780	$—	$1,543,777
Consumer Staples	1,637,485	954,781	—	2,592,266
Energy	227,698	66,356	—	294,054
Financials	1,439,865	581,905	—	2,021,770
Health Care	1,483,110	521,316	—	2,004,426
Industrials	1,231,770	819,113	—	2,050,883
Information Technology	1,312,296	185,085	—	1,497,381
Materials	266,569	239,471	—	506,040
Real Estate	105,871	195,234	—	301,105
Telecommunication Services	179,066	253,946	—	433,012
Utilities	589,633	244,939	—	834,572
Short-Term Investments
Investment Companies	65,116	—	—	65,116
Repurchase Agreements	—	259,674	—	259,674

Total Assets	$9,533,476	$4,870,600	$—	$14,404,076

Total Liabilities	$—	$—	$—	$—

Total	$9,533,476	$4,870,600	$—	$14,404,076

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,885,836
Aggregate gross unrealized depreciation	(317,589)

Net unrealized appreciation	$1,568,247

Federal income tax cost of investments	$12,835,829

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Auto Components (0.4%)
Aisin Seiki Co., Ltd.	1,008	$46,157
BorgWarner, Inc.	1,300	45,734
Bridgestone Corp.(x)	3,300	121,712
Cie Generale des Etablissements Michelin	915	101,180
Continental AG	553	116,266
Delphi Automotive plc	1,800	128,376
Denso Corp.	2,500	99,805
GKN plc	8,613	35,798
Goodyear Tire & Rubber Co.	1,700	54,910
Johnson Controls International plc	6,170	287,089
Koito Manufacturing Co., Ltd.	478	23,271
NGK Spark Plug Co., Ltd.(x)	736	12,967
NHK Spring Co., Ltd.	1,000	9,684
NOK Corp.(x)	500	10,954
Nokian Renkaat Oyj	625	22,782
Schaeffler AG (Preference)(q)	705	11,153
Stanley Electric Co., Ltd.	796	21,411
Sumitomo Electric Industries Ltd.	3,800	53,742
Sumitomo Rubber Industries Ltd.	900	13,611
Toyoda Gosei Co., Ltd.	300	6,982
Toyota Industries Corp.	900	41,760
Valeo S.A.	1,198	69,862
Yokohama Rubber Co., Ltd.	468	7,481

		1,342,687

Automobiles (1.0%)
Bayerische Motoren Werke (BMW) AG	1,664	139,840
Bayerische Motoren Werke (BMW) AG (Preference)(q)	300	22,115
Daimler AG (Registered)	4,839	340,880
Ferrari N.V.	621	32,258
Fiat Chrysler Automobiles N.V.(x)	3,821	24,260
Ford Motor Co.	25,600	308,992
Fuji Heavy Industries Ltd.	3,610	135,571
General Motors Co.	9,300	295,461
Harley-Davidson, Inc.	1,150	60,479
Honda Motor Co., Ltd.	8,200	236,078
Isuzu Motors Ltd.(x)	2,519	29,623
Mazda Motor Corp.	2,417	37,135
Mitsubishi Motors Corp.	3,000	13,978
Nissan Motor Co., Ltd.(x)	12,400	121,428
Peugeot S.A.*	2,438	37,218
Porsche Automobil Holding SE (Preference)(q)	770	39,309
Renault S.A.	966	79,368
Suzuki Motor Corp.	1,800	60,258
Toyota Motor Corp.	13,426	778,624
Volkswagen AG	173	25,100
Volkswagen AG (Preference)(q)	933	122,571
Yamaha Motor Co., Ltd.	1,400	28,339

		2,968,885

Distributors (0.1%)
Genuine Parts Co.	1,000	100,450
Jardine Cycle & Carriage Ltd.	500	15,811
LKQ Corp.*	2,000	70,920

		187,181

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.(x)	400	10,210
H&R Block, Inc.	1,400	32,410

		42,620

Hotels, Restaurants & Leisure (0.9%)
Accor S.A.	874	34,668
Aristocrat Leisure Ltd.	2,721	33,008
Carnival Corp.	2,800	136,696
Carnival plc	957	46,713
Chipotle Mexican Grill, Inc.(x)*	200	84,700
Compass Group plc	8,256	160,104
Crown Resorts Ltd.	1,547	15,564
Darden Restaurants, Inc.	800	49,056
Domino’s Pizza Enterprises Ltd.	353	19,060
Flight Centre Travel Group Ltd.	236	6,610
Galaxy Entertainment Group Ltd.	11,757	44,736
Genting Singapore plc	29,700	16,485
InterContinental Hotels Group plc	943	38,894
Marriott International, Inc., Class A	2,070	139,373
McDonald’s Corp.	5,600	646,017
McDonald’s Holdings Co. Japan Ltd.	400	11,787
Melco Crown Entertainment Ltd. (ADR)(x)	1,124	18,108
Merlin Entertainments plc§	3,015	17,201
MGM China Holdings Ltd.	4,736	8,309
Oriental Land Co., Ltd.(x)	1,183	71,971
Paddy Power Betfair plc	400	45,249
Royal Caribbean Cruises Ltd.	1,100	82,445
Sands China Ltd.	12,085	52,937
Shangri-La Asia Ltd.	5,400	5,941
SJM Holdings Ltd.	9,912	7,331
Sodexo S.A.	474	56,416
Starbucks Corp.	9,600	519,745
Tabcorp Holdings Ltd.	3,533	13,521
Tatts Group Ltd.	7,359	20,595
TUI AG	2,506	35,632
Whitbread plc	918	46,583
William Hill plc	3,758	14,817
Wyndham Worldwide Corp.	700	47,131
Wynn Macau Ltd.(x)	7,822	13,069
Wynn Resorts Ltd.	500	48,710
Yum! Brands, Inc.	2,450	222,485

		2,831,667

Household Durables (0.4%)
Barratt Developments plc	5,036	32,336
Berkeley Group Holdings plc	700	23,445
Casio Computer Co., Ltd.	1,100	15,429
D.R. Horton, Inc.	2,200	66,440
Electrolux AB	1,226	30,723
Garmin Ltd.	750	36,083
Harman International Industries, Inc.	450	38,003
Husqvarna AB, Class B	1,769	15,424
Iida Group Holdings Co., Ltd.	878	17,649
Leggett & Platt, Inc.	850	38,743
Lennar Corp., Class A	1,200	50,808
Mohawk Industries, Inc.*	450	90,153
Newell Brands, Inc.	3,150	165,879
Nikon Corp.	1,700	25,388
Panasonic Corp.	11,100	111,064
Persimmon plc	1,546	36,439
PulteGroup, Inc.	2,000	40,080
Rinnai Corp.(x)	254	23,590
Sekisui Chemical Co., Ltd.	2,000	28,745
Sekisui House Ltd.	3,559	60,585
Sharp Corp.*	7,340	9,851
Sony Corp.	6,400	209,115
Taylor Wimpey plc	16,406	32,841
Techtronic Industries Co., Ltd.	5,843	22,914
Whirlpool Corp.	500	81,080

		1,302,807

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	2,619	2,192,915
Expedia, Inc.	800	93,376

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Netflix, Inc.*	2,800	$275,940
Priceline Group, Inc.*	372	547,394
Rakuten, Inc.(x)	4,675	60,813
Start Today Co., Ltd.	753	12,897
TripAdvisor, Inc.(x)*	750	47,385
Zalando SE*§	487	20,320

		3,251,040

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	981	30,002
Hasbro, Inc.	750	59,498
Mattel, Inc.	2,200	66,615
Sankyo Co., Ltd.	300	10,243
Sega Sammy Holdings, Inc.	900	12,817
Shimano, Inc.	434	64,336
Yamaha Corp.	900	29,032

		272,543

Media (1.5%)
Altice N.V., Class A(x)*	1,857	33,314
Altice N.V., Class B*	464	8,355
Axel Springer SE	281	14,389
CBS Corp. (Non-Voting), Class B	2,650	145,061
Charter Communications, Inc., Class A*	1,436	387,678
Comcast Corp., Class A	15,750	1,044,856
Dentsu, Inc.(x)	1,089	55,116
Discovery Communications, Inc., Class A*	950	25,574
Discovery Communications, Inc., Class C*	1,450	38,150
Eutelsat Communications S.A.	990	20,496
Hakuhodo DY Holdings, Inc.	1,070	12,494
Interpublic Group of Cos., Inc.	2,600	58,110
ITV plc	18,235	44,317
J.C. Decaux S.A.	468	15,108
Lagardere S.C.A.	701	17,848
News Corp., Class A	2,450	34,251
News Corp., Class B	750	10,665
Omnicom Group, Inc.	1,550	131,750
Pearson plc	4,129	40,333
ProSiebenSat.1 Media SE	1,100	47,108
Publicis Groupe S.A.	953	72,070
REA Group Ltd.	342	14,827
RTL Group S.A.	225	18,672
Schibsted ASA, Class A	486	14,300
Schibsted ASA, Class B	561	15,054
Scripps Networks Interactive, Inc., Class A	600	38,094
SES S.A. (FDR)	1,831	44,911
Singapore Press Holdings Ltd.	7,200	20,217
Sky plc	5,183	60,058
TEGNA, Inc.	1,400	30,604
Telenet Group Holding N.V.*	321	16,742
Time Warner, Inc.	5,100	406,012
Toho Co., Ltd.	600	19,913
Twenty-First Century Fox, Inc., Class A	6,950	168,330
Twenty-First Century Fox, Inc., Class B	3,150	77,931
Viacom, Inc., Class B	2,250	85,725
Walt Disney Co.	9,700	900,743
WPP plc	6,488	152,706

		4,341,882

Multiline Retail (0.3%)
Dollar General Corp.	1,700	118,983
Dollar Tree, Inc.*	1,550	122,342
Don Quijote Holdings Co., Ltd.	600	21,991
Harvey Norman Holdings Ltd.	2,361	9,423
Isetan Mitsukoshi Holdings Ltd.	1,700	16,731
J. Front Retailing Co., Ltd.	1,000	13,103
Kohl’s Corp.	1,150	50,313
Macy’s, Inc.	2,000	74,100
Marks & Spencer Group plc	8,157	35,080
Marui Group Co., Ltd.(x)	1,000	13,205
Next plc	711	44,085
Nordstrom, Inc.(x)	750	38,910
Ryohin Keikaku Co., Ltd.	128	25,785
Takashimaya Co., Ltd.	1,634	13,408
Target Corp.	3,750	257,549

		855,008

Specialty Retail (1.2%)
ABC-Mart, Inc.(x)	181	12,301
Advance Auto Parts, Inc.	500	74,560
AutoNation, Inc.*	400	19,484
AutoZone, Inc.*	213	163,656
Bed Bath & Beyond, Inc.	1,000	43,110
Best Buy Co., Inc.	1,800	68,724
CarMax, Inc.*	1,250	66,688
Dixons Carphone plc	4,158	19,888
Dufry AG (Registered)*	237	29,644
Fast Retailing Co., Ltd.	325	104,650
Foot Locker, Inc.	900	60,948
Gap, Inc.	1,400	31,136
Hennes & Mauritz AB, Class B	4,771	134,502
Hikari Tsushin, Inc.	200	18,540
Home Depot, Inc.	8,100	1,042,307
Industria de Diseno Textil S.A.	5,482	203,221
Kingfisher plc	11,421	55,760
L Brands, Inc.	1,550	109,694
Lowe’s Cos., Inc.	5,750	415,207
Nitori Holdings Co., Ltd.	400	47,859
O’Reilly Automotive, Inc.*	650	182,072
Ross Stores, Inc.	2,600	167,180
Shimamura Co., Ltd.	200	24,251
Signet Jewelers Ltd.	500	37,265
Staples, Inc.	4,250	36,338
Tiffany & Co.(x)	700	50,841
TJX Cos., Inc.	4,300	321,554
Tractor Supply Co.	850	57,248
Ulta Salon Cosmetics & Fragrance, Inc.*	400	95,192
Urban Outfitters, Inc.*	550	18,986
USS Co., Ltd.(x)	1,100	18,594
Yamada Denki Co., Ltd.	3,150	15,623

		3,747,023

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	947	164,359
Asics Corp.(x)	679	13,652
Burberry Group plc	2,237	40,034
Christian Dior SE	274	49,097
Cie Financiere Richemont S.A. (Registered)	2,624	159,769
Coach, Inc.	1,800	65,808
Hanesbrands, Inc.	2,450	61,863
Hermes International	133	54,112
HUGO BOSS AG	373	20,628
Kering	381	76,775
Li & Fung Ltd.(x)	28,000	14,429
Luxottica Group S.p.A.	851	40,662
LVMH Moet Hennessy Louis Vuitton SE	1,402	239,009
Michael Kors Holdings Ltd.*	1,100	51,469
NIKE, Inc., Class B	8,850	465,952
Pandora A/S	559	67,781
PVH Corp.	550	60,775

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	350	$35,399
Swatch Group AG	155	43,799
Swatch Group AG (Registered)	300	16,662
Under Armour, Inc., Class A(x)*	1,200	46,416
Under Armour, Inc., Class C*	1,207	40,869
VF Corp.	2,150	120,508
Yue Yuen Industrial Holdings Ltd.	3,500	14,512

		1,964,339

Total Consumer Discretionary		23,107,682

Consumer Staples (6.7%)
Beverages (1.6%)
Anheuser-Busch InBev S.A./N.V.	4,041	530,477
Asahi Group Holdings Ltd.	1,948	70,899
Brown-Forman Corp., Class B	1,150	54,556
Carlsberg A/S, Class B	538	51,399
Coca-Cola Amatil Ltd.	2,433	19,121
Coca-Cola Co.	25,500	1,079,160
Coca-Cola European Partners plc	1,162	46,216
Coca-Cola HBC AG*	991	22,998
Constellation Brands, Inc., Class A	1,150	191,464
Diageo plc	12,650	362,715
Dr. Pepper Snapple Group, Inc.	1,200	109,572
Heineken Holding N.V.	507	40,646
Heineken N.V.	1,158	101,850
Kirin Holdings Co., Ltd.	4,489	74,321
Molson Coors Brewing Co., Class B	1,200	131,760
Monster Beverage Corp.*	900	132,129
PepsiCo, Inc.	9,450	1,027,877
Pernod-Ricard S.A.	1,068	126,362
Remy Cointreau S.A.	152	12,972
SABMiller plc	4,890	284,954
Suntory Beverage & Food Ltd.	707	30,675
Treasury Wine Estates Ltd.	3,735	31,605

		4,533,728

Food & Staples Retailing (1.3%)
Aeon Co., Ltd.	3,300	48,686
Carrefour S.A.	2,784	72,086
Casino Guichard Perrachon S.A.	342	16,611
Colruyt S.A.(x)	373	20,682
Costco Wholesale Corp.	2,900	442,279
CVS Health Corp.	7,000	622,929
Distribuidora Internacional de Alimentacion S.A.	2,645	16,375
FamilyMart UNY Holdings Co., Ltd.	450	29,853
ICA Gruppen AB	491	16,207
J Sainsbury plc	8,241	26,239
Jeronimo Martins SGPS S.A.	1,357	23,529
Koninklijke Ahold Delhaize N.V.*	6,439	146,676
Kroger Co.	6,200	184,016
Lawson, Inc.	400	31,518
Metro AG	923	27,465
Seven & i Holdings Co., Ltd.	3,800	179,587
Sundrug Co., Ltd.	200	16,722
Sysco Corp.	3,350	164,184
Tesco plc*	41,077	97,341
Tsuruha Holdings, Inc.	255	29,508
Walgreens Boots Alliance, Inc.	5,600	451,471
Wal-Mart Stores, Inc.	9,950	717,593
Wesfarmers Ltd.	5,659	191,455
Whole Foods Market, Inc.	2,050	58,118
Wm Morrison Supermarkets plc(x)	11,148	31,467
Woolworths Ltd.	6,426	114,798

		3,777,395

Food Products (1.4%)
Ajinomoto Co., Inc.	3,352	74,668
Archer-Daniels-Midland Co.	3,800	160,246
Aryzta AG*	483	21,433
Associated British Foods plc	1,791	60,357
Barry Callebaut AG (Registered)*	13	17,273
Calbee, Inc.(x)	475	17,962
Campbell Soup Co.	1,250	68,375
Chocoladefabriken Lindt & Spruengli AG	6	34,678
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	68,250
ConAgra Foods, Inc.	2,700	127,197
Danone S.A.	2,967	220,070
General Mills, Inc.	3,900	249,132
Golden Agri-Resources Ltd.(x)	35,100	9,195
Hershey Co.	900	86,040
Hormel Foods Corp.	1,750	66,378
J.M. Smucker Co.	750	101,655
Kellogg Co.	1,650	127,826
Kerry Group plc, Class A	796	65,487
Kikkoman Corp.	625	19,960
Kraft Heinz Co.	3,900	349,089
Marine Harvest ASA*	1,923	34,420
McCormick & Co., Inc. (Non-Voting)	750	74,940
Mead Johnson Nutrition Co.	1,200	94,812
Meiji Holdings Co., Ltd.	600	59,357
Mondelez International, Inc., Class A	10,200	447,779
Nestle S.A. (Registered)	16,023	1,262,509
NH Foods Ltd.(x)	736	17,755
Nisshin Seifun Group, Inc.	1,000	15,216
Nissin Foods Holdings Co., Ltd.(x)	288	17,467
Orkla ASA	4,096	42,318
Tate & Lyle plc	1,982	19,258
Toyo Suisan Kaisha Ltd.	377	15,973
Tyson Foods, Inc., Class A	1,950	145,607
WH Group Ltd.§	29,395	23,778
Wilmar International Ltd.	9,000	21,313
Yakult Honsha Co., Ltd.(x)	500	22,520
Yamazaki Baking Co., Ltd.	561	13,734

		4,274,027

Household Products (1.0%)
Church & Dwight Co., Inc.	1,650	79,068
Clorox Co.	850	106,403
Colgate-Palmolive Co.	5,850	433,719
Henkel AG & Co. KGaA	523	60,868
Henkel AG & Co. KGaA (Preference)(q)	896	121,789
Kimberly-Clark Corp.	2,350	296,429
Procter & Gamble Co.(x)	17,500	1,570,626
Reckitt Benckiser Group plc	3,190	300,618
Svenska Cellulosa AB S.C.A., Class B	3,050	90,542
Unicharm Corp.(x)	2,000	51,807

		3,111,869

Personal Products (0.4%)
Beiersdorf AG	507	47,821
Estee Lauder Cos., Inc., Class A	1,450	128,412
Kao Corp.	2,595	146,166
Kose Corp.	154	15,783
L’Oreal S.A.	1,274	240,525
Pola Orbis Holdings, Inc.(x)	153	13,707
Shiseido Co., Ltd.	1,900	50,245
Unilever N.V. (CVA)	8,187	377,669
Unilever plc	6,450	305,775

		1,326,103

Tobacco (1.0%)
Altria Group, Inc.	12,800	809,344
British American Tobacco plc	9,369	599,170

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Imperial Brands plc	4,818	$248,347
Japan Tobacco, Inc.	5,528	225,847
Philip Morris International, Inc.	10,200	991,643
Reynolds American, Inc.	5,400	254,610
Swedish Match AB	972	35,652

		3,164,613

Total Consumer Staples		20,187,735

Energy (4.0%)
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	2,800	141,316
FMC Technologies, Inc.*	1,450	43,022
Halliburton Co.	5,650	253,572
Helmerich & Payne, Inc.	700	47,110
National Oilwell Varco, Inc.	2,450	90,013
Petrofac Ltd.	1,102	12,734
Saipem S.p.A.*	30,482	12,903
Schlumberger Ltd.	9,100	715,624
Technip S.A.	626	38,445
Tenaris S.A.	2,390	33,957
Transocean Ltd.(x)*	2,250	23,985

		1,412,681

Oil, Gas & Consumable Fuels (3.5%)
Anadarko Petroleum Corp.	3,550	224,928
Apache Corp.	2,450	156,482
BP plc	93,705	545,751
Cabot Oil & Gas Corp.	3,050	78,690
Caltex Australia Ltd.	1,341	35,399
Chesapeake Energy Corp.*	4,250	26,648
Chevron Corp.	12,400	1,276,207
Cimarex Energy Co.	650	87,341
Concho Resources, Inc.*	950	130,483
ConocoPhillips	8,100	352,107
Devon Energy Corp.	3,400	149,974
Eni S.p.A.	12,784	184,227
EOG Resources, Inc.	3,600	348,156
EQT Corp.	1,100	79,882
Exxon Mobil Corp.	27,200	2,374,015
Galp Energia SGPS S.A.	2,343	32,032
Hess Corp.	1,750	93,835
Idemitsu Kosan Co., Ltd.(x)	500	10,301
Inpex Corp.	4,776	43,301
JX Holdings, Inc.	10,000	40,368
Kinder Morgan, Inc.	12,600	291,438
Koninklijke Vopak N.V.	395	20,733
Lundin Petroleum AB*	1,078	19,703
Marathon Oil Corp.	5,550	87,746
Marathon Petroleum Corp.	3,450	140,036
Murphy Oil Corp.	1,050	31,920
Neste Oyj	665	28,341
Newfield Exploration Co.*	1,300	56,498
Noble Energy, Inc.	2,800	100,072
Occidental Petroleum Corp.	5,000	364,599
Oil Search Ltd.	6,886	37,679
OMV AG	803	23,113
ONEOK, Inc.	1,350	69,377
Origin Energy Ltd.	8,810	36,753
Phillips 66	2,900	233,595
Pioneer Natural Resources Co.	1,100	204,215
Range Resources Corp.	1,200	46,500
Repsol S.A.	5,573	75,634
Royal Dutch Shell plc, Class A	21,485	533,214
Royal Dutch Shell plc, Class B	18,822	488,357
Santos Ltd.	6,754	18,994
Showa Shell Sekiyu KK	900	8,351
Southwestern Energy Co.*	3,200	44,288
Spectra Energy Corp.	4,600	196,650
Statoil ASA	5,608	94,082
Tesoro Corp.	750	59,670
TonenGeneral Sekiyu KK	1,526	15,455
Total S.A.	11,212	531,416
Valero Energy Corp.	3,000	159,000
Williams Cos., Inc.	4,450	136,749
Woodside Petroleum Ltd.	3,810	83,763

		10,508,068

Total Energy		11,920,749

Financials (9.1%)
Banks (4.4%)
ABN AMRO Group N.V. (CVA)§	1,286	26,610
Aozora Bank Ltd.	5,000	17,223
Australia & New Zealand Banking Group Ltd.	14,662	311,326
Banco Bilbao Vizcaya Argentaria S.A.	32,565	196,884
Banco de Sabadell S.A.	26,573	34,030
Banco Popular Espanol S.A.	16,872	20,834
Banco Santander S.A.	72,537	320,758
Bank Hapoalim B.M.	4,521	25,634
Bank Leumi Le-Israel B.M.*	6,136	23,319
Bank of America Corp.	67,000	1,048,549
Bank of East Asia Ltd.	6,000	24,490
Bank of Ireland*	138,240	28,776
Bank of Kyoto Ltd.(x)	1,000	7,333
Bank of Queensland Ltd.	1,720	14,990
Bankia S.A.	23,151	18,985
Bankinter S.A.	2,992	21,282
Barclays plc	84,969	185,266
BB&T Corp.	5,300	199,916
Bendigo & Adelaide Bank Ltd.	2,082	17,198
BNP Paribas S.A.	5,324	273,737
BOC Hong Kong Holdings Ltd.	18,100	61,461
CaixaBank S.A.	13,365	33,766
Chiba Bank Ltd.(x)	3,000	17,049
Chugoku Bank Ltd.(x)	1,000	12,203
Citigroup, Inc.	19,050	899,731
Citizens Financial Group, Inc.	3,400	84,014
Comerica, Inc.	1,100	52,052
Commerzbank AG	5,349	34,486
Commonwealth Bank of Australia(x)	8,620	479,407
Concordia Financial Group Ltd.	5,223	22,831
Credit Agricole S.A.	4,583	45,219
Danske Bank A/S	3,461	101,355
DBS Group Holdings Ltd.	8,500	96,493
DNB ASA	4,911	64,520
Erste Group Bank AG*	1,562	46,262
Fifth Third Bancorp	5,000	102,300
Fukuoka Financial Group, Inc.	3,838	15,942
Hachijuni Bank Ltd.	2,000	10,429
Hang Seng Bank Ltd.	3,900	70,040
Hiroshima Bank Ltd.	2,000	8,299
HSBC Holdings plc	99,564	747,532
Huntington Bancshares, Inc./Ohio	7,100	70,006
ING Groep N.V.	19,484	240,181
Intesa Sanpaolo S.p.A.	63,759	141,546
Intesa Sanpaolo S.p.A. (RNC)	4,686	9,816
Iyo Bank Ltd.(x)	1,000	6,051
Japan Post Bank Co., Ltd.	2,199	26,117
JPMorgan Chase & Co.	23,700	1,578,182
KBC Group N.V.*	1,261	73,405
KeyCorp	7,100	86,407
Kyushu Financial Group, Inc.(x)	1,666	11,370
Lloyds Banking Group plc	322,808	228,616

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
M&T Bank Corp.	1,050	$121,905
Mebuki Financial Group, Inc.	2,102	7,535
Mediobanca S.p.A.	2,533	16,496
Mitsubishi UFJ Financial Group, Inc.	64,000	322,728
Mizrahi Tefahot Bank Ltd.	591	7,514
Mizuho Financial Group, Inc.	119,460	199,593
National Australia Bank Ltd.	13,293	284,734
Natixis S.A.	4,188	19,519
Nordea Bank AB	15,264	151,400
Oversea-Chinese Banking Corp., Ltd.	15,000	95,763
People’s United Financial, Inc.	2,000	31,640
PNC Financial Services Group, Inc.	3,200	288,288
Raiffeisen Bank International AG*	571	8,695
Regions Financial Corp.	8,200	80,934
Resona Holdings, Inc.	11,000	46,261
Royal Bank of Scotland Group plc*	17,695	41,091
Seven Bank Ltd.(x)	2,992	9,577
Shinsei Bank Ltd.(x)	8,885	13,433
Shizuoka Bank Ltd.(x)	2,616	20,947
Skandinaviska Enskilda Banken AB, Class A	7,633	76,642
Societe Generale S.A.	3,856	133,073
Standard Chartered plc*	16,494	134,322
Sumitomo Mitsui Financial Group, Inc.	6,800	229,180
Sumitomo Mitsui Trust Holdings, Inc.	1,400	45,434
SunTrust Banks, Inc./Georgia	3,250	142,350
Suruga Bank Ltd.	739	17,721
Svenska Handelsbanken AB, Class A	7,613	104,548
Swedbank AB, Class A	4,551	106,873
U.S. Bancorp	10,550	452,490
UniCredit S.p.A.	26,388	61,501
Unione di Banche Italiane S.p.A.	4,531	10,446
United Overseas Bank Ltd.	6,500	90,286
Wells Fargo & Co.	29,800	1,319,543
Westpac Banking Corp.	16,764	381,105
Yamaguchi Financial Group, Inc.(x)	1,000	10,656
Zions Bancorp	1,300	40,326

		13,418,777

Capital Markets (1.5%)
3i Group plc	4,888	41,144
Aberdeen Asset Management plc	4,169	17,597
Affiliated Managers Group, Inc.*	350	50,645
Ameriprise Financial, Inc.	1,050	104,759
ASX Ltd.	988	36,519
Bank of New York Mellon Corp.	7,000	279,160
BlackRock, Inc.	800	289,968
Charles Schwab Corp.	7,900	249,403
CME Group, Inc./Illinois	2,250	235,170
Credit Suisse Group AG (Registered)*	9,345	122,259
Daiwa Securities Group, Inc.	8,000	45,050
Deutsche Bank AG (Registered)*	6,931	90,174
Deutsche Boerse AG	831	64,863
E*TRADE Financial Corp.*	1,750	50,960
Franklin Resources, Inc.	2,300	81,811
Goldman Sachs Group, Inc.	2,500	403,176
Hargreaves Lansdown plc	1,459	24,073
Hong Kong Exchanges and Clearing Ltd.	5,800	153,001
ICAP plc	2,514	15,188
Intercontinental Exchange, Inc.	800	215,488
Invesco Ltd.	2,650	82,866
Investec plc	2,772	16,950
Japan Exchange Group, Inc.(x)	2,621	41,012
Julius Baer Group Ltd.*	1,125	45,660
Legg Mason, Inc.	600	20,088
London Stock Exchange Group plc	1,577	57,233
Macquarie Group Ltd.	1,540	97,010
Moody’s Corp.	1,100	119,108
Morgan Stanley	9,650	309,379
Nasdaq, Inc.	750	50,655
Nomura Holdings, Inc.	18,200	81,450
Northern Trust Corp.	1,400	95,186
Partners Group Holding AG	88	44,330
Platinum Asset Management Ltd.(x)	1,206	4,664
S&P Global, Inc.	1,750	221,480
SBI Holdings, Inc.	1,072	12,786
Schroders plc	742	25,929
Singapore Exchange Ltd.(x)	3,100	16,920
State Street Corp.	2,400	167,112
T. Rowe Price Group, Inc.	1,600	106,400
UBS Group AG (Registered)	18,381	249,589

		4,436,215

Consumer Finance (0.3%)
Acom Co., Ltd.*	2,000	9,421
AEON Financial Service Co., Ltd.(x)	600	10,454
American Express Co.	5,100	326,603
Capital One Financial Corp.	3,300	237,039
Credit Saison Co., Ltd.	800	13,269
Discover Financial Services	2,650	149,858
Navient Corp.	2,050	29,664
Provident Financial plc	780	30,590
Synchrony Financial	5,200	145,600

		952,498

Diversified Financial Services (0.8%)
AMP Ltd.	14,863	60,296
Berkshire Hathaway, Inc., Class B*	12,450	1,798,651
Challenger Ltd.	2,567	20,032
Eurazeo S.A.	273	15,837
EXOR S.p.A.	618	25,047
First Pacific Co., Ltd.	3,822	2,736
Groupe Bruxelles Lambert S.A.	411	36,437
Industrivarden AB, Class C	756	13,977
Investor AB, Class B	2,289	83,645
Kinnevik AB, Class B	1,236	31,503
Leucadia National Corp.	2,100	39,984
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,250	10,324
Orix Corp.	6,650	98,124
Pargesa Holding S.A.	235	16,085
Wendel S.A.	174	20,318

		2,272,996

Insurance (2.1%)
Admiral Group plc	1,116	29,639
Aegon N.V.	7,944	30,439
Aflac, Inc.	2,700	194,049
Ageas	1,015	37,017
AIA Group Ltd.	60,454	405,048
Allianz SE (Registered)	2,297	340,950
Allstate Corp.	2,450	169,491
American International Group, Inc.	6,657	395,025
Aon plc	1,750	196,858
Arthur J. Gallagher & Co.	1,150	58,501
Assicurazioni Generali S.p.A.	5,879	71,744
Assurant, Inc.	400	36,900
Aviva plc	20,393	116,693
Baloise Holding AG (Registered)	261	31,567
Chubb Ltd.	3,050	383,232
Cincinnati Financial Corp.	950	71,649
CNP Assurances S.A.	787	13,221
Dai-ichi Life Holdings, Inc.	5,418	74,364
Direct Line Insurance Group plc	6,020	28,465

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Gjensidige Forsikring ASA	906	$16,931
Hannover Rueck SE	311	33,314
Hartford Financial Services Group, Inc.	2,500	107,050
Insurance Australia Group Ltd.	12,218	51,300
Japan Post Holdings Co., Ltd.	2,358	29,629
Legal & General Group plc	29,896	84,915
Lincoln National Corp.	1,500	70,470
Loews Corp.	1,800	74,070
Mapfre S.A.	5,416	15,149
Marsh & McLennan Cos., Inc.	3,400	228,650
Medibank Pvt Ltd.	13,839	26,325
MetLife, Inc.	7,200	319,896
MS&AD Insurance Group Holdings, Inc.(x)	2,600	72,531
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	810	151,065
NN Group N.V.	1,593	48,893
Old Mutual plc	24,768	65,093
Poste Italiane S.p.A.§	2,345	16,087
Principal Financial Group, Inc.	1,750	90,143
Progressive Corp.	3,800	119,700
Prudential Financial, Inc.	2,850	232,703
Prudential plc	12,929	229,470
QBE Insurance Group Ltd.	6,891	49,163
RSA Insurance Group plc	4,459	31,556
Sampo Oyj, Class A	2,247	99,951
SCOR SE	879	27,322
Sompo Holdings, Inc.	2,498	73,916
Sony Financial Holdings, Inc.	874	12,034
St. James’s Place plc	2,700	33,245
Standard Life plc	9,926	44,245
Suncorp Group Ltd.	6,465	60,094
Swiss Life Holding AG (Registered)*	162	41,866
Swiss Reinsurance AG	1,677	151,301
T&D Holdings, Inc.	2,900	32,696
Tokio Marine Holdings, Inc.	3,500	134,125
Torchmark Corp.	700	44,723
Travelers Cos., Inc.	1,900	217,645
Tryg A/S	542	10,907
UnipolSai S.p.A.	5,688	9,255
Unum Group	1,500	52,965
Willis Towers Watson plc	850	112,855
XL Group Ltd.	1,800	60,534
Zurich Insurance Group AG*	757	194,802

		6,263,436

Total Financials		27,343,922

Health Care (8.3%)
Biotechnology (1.4%)
AbbVie, Inc.	10,700	674,849
Actelion Ltd. (Registered)*	517	89,507
Alexion Pharmaceuticals, Inc.*	1,500	183,810
Amgen, Inc.	4,900	817,368
Biogen, Inc.*	1,450	453,894
Celgene Corp.*	5,100	533,103
CSL Ltd.	2,300	188,888
Genmab A/S*	286	49,011
Gilead Sciences, Inc.	8,650	684,388
Grifols S.A.	1,499	32,297
Regeneron Pharmaceuticals, Inc.*	500	201,010
Shire plc	4,516	291,891
Vertex Pharmaceuticals, Inc.*	1,600	139,536

		4,339,552

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	9,650	408,099
Baxter International, Inc.	3,200	152,320
Becton Dickinson and Co.	1,400	251,622
Boston Scientific Corp.*	8,900	211,820
C.R. Bard, Inc.	500	112,140
Cochlear Ltd.	290	31,437
Coloplast A/S, Class B	597	46,295
Cooper Cos., Inc.	319	57,184
Cyberdyne, Inc.*	427	6,687
Danaher Corp.	4,000	313,560
Dentsply Sirona, Inc.	1,500	89,145
Edwards Lifesciences Corp.*	1,400	168,784
Essilor International S.A.	1,034	133,349
Getinge AB, Class B	1,105	21,410
Hologic, Inc.*	1,800	69,894
Hoya Corp.	2,033	81,644
Intuitive Surgical, Inc.*	250	181,208
Medtronic plc	9,050	781,919
Olympus Corp.	1,454	50,724
Smith & Nephew plc	4,497	72,545
Sonova Holding AG (Registered)	268	37,931
St. Jude Medical, Inc.	1,850	147,556
Stryker Corp.	2,050	238,641
Sysmex Corp.	800	59,269
Terumo Corp.	1,731	66,356
Varian Medical Systems, Inc.*	600	59,718
William Demant Holding A/S*	520	10,615
Zimmer Biomet Holdings, Inc.	1,300	169,026

		4,030,898

Health Care Providers & Services (1.2%)
Aetna, Inc.	2,300	265,534
Alfresa Holdings Corp.	1,000	21,153
AmerisourceBergen Corp.	1,200	96,936
Anthem, Inc.	1,750	219,293
Cardinal Health, Inc.	2,100	163,170
Centene Corp.*	1,100	73,656
Cigna Corp.	1,700	221,544
DaVita, Inc.*	1,050	69,374
Express Scripts Holding Co.*	4,150	292,699
Fresenius Medical Care AG & Co. KGaA	1,101	96,105
Fresenius SE & Co. KGaA	2,058	164,157
HCA Holdings, Inc.*	1,950	147,479
Healthscope Ltd.	8,719	20,657
Henry Schein, Inc.*	550	89,639
Humana, Inc.	1,000	176,890
Laboratory Corp. of America Holdings*	700	96,236
McKesson Corp.	1,500	250,124
Mediclinic International plc	1,973	23,722
Medipal Holdings Corp.	900	15,568
Miraca Holdings, Inc.	305	15,208
Patterson Cos., Inc.(x)	500	22,970
Quest Diagnostics, Inc.	900	76,167
Ramsay Health Care Ltd.	711	43,190
Ryman Healthcare Ltd.	1,593	11,177
Sonic Healthcare Ltd.	1,982	33,479
Suzuken Co., Ltd.	368	12,146
UnitedHealth Group, Inc.	6,250	874,999
Universal Health Services, Inc., Class B	600	73,932

		3,667,204

Health Care Technology (0.1%)
Cerner Corp.*	1,950	120,412
M3, Inc.	976	33,239

		153,651

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,100	$98,889
Illumina, Inc.*	950	172,577
Lonza Group AG (Registered)(x)*	266	50,758
Mettler-Toledo International, Inc.*	197	82,707
PerkinElmer, Inc.	700	39,277
QIAGEN N.V.*	1,127	31,028
Thermo Fisher Scientific, Inc.	2,600	413,556
Waters Corp.*	550	87,170

		975,962

Pharmaceuticals (4.0%)
Allergan plc*	2,600	598,806
Astellas Pharma, Inc.	10,600	165,539
AstraZeneca plc	6,355	411,678
Bayer AG (Registered)	4,156	417,445
Bristol-Myers Squibb Co.	10,950	590,424
Chugai Pharmaceutical Co., Ltd.	1,150	41,525
Daiichi Sankyo Co., Ltd.(x)	3,000	71,870
Eisai Co., Ltd.(x)	1,300	81,251
Eli Lilly & Co.	6,350	509,651
Endo International plc*	1,300	26,195
Galenica AG (Registered)	22	23,327
GlaxoSmithKline plc	24,481	521,701
Hikma Pharmaceuticals plc	795	20,807
Hisamitsu Pharmaceutical Co., Inc.	300	16,192
Johnson & Johnson	17,950	2,120,433
Kyowa Hakko Kirin Co., Ltd.	1,343	21,147
Mallinckrodt plc*	700	48,846
Merck & Co., Inc.	18,150	1,132,741
Merck KGaA	650	70,046
Mitsubishi Tanabe Pharma Corp.	1,000	21,374
Mylan N.V.*	3,000	114,360
Novartis AG (Registered)	11,222	882,512
Novo Nordisk A/S, Class B	9,608	400,322
Ono Pharmaceutical Co., Ltd.	2,095	58,167
Orion Oyj, Class B	562	22,152
Otsuka Holdings Co., Ltd.	1,963	89,539
Perrigo Co. plc	950	87,714
Pfizer, Inc.	39,800	1,348,025
Roche Holding AG	3,531	874,756
Sanofi	5,821	443,515
Santen Pharmaceutical Co., Ltd.	1,900	28,020
Shionogi & Co., Ltd.	1,500	76,671
Sumitomo Dainippon Pharma Co., Ltd.	800	15,466
Taisho Pharmaceutical Holdings Co., Ltd.	203	20,796
Takeda Pharmaceutical Co., Ltd.(x)	3,609	172,748
Taro Pharmaceutical Industries Ltd.(x)*	107	11,825
Teva Pharmaceutical Industries Ltd.	4,588	213,084
UCB S.A.	636	49,176
Zoetis, Inc.	3,250	169,033

		11,988,879

Total Health Care		25,156,146

Industrials (6.9%)
Aerospace & Defense (1.1%)
Airbus Group SE	2,939	177,777
BAE Systems plc	15,945	108,181
Boeing Co.	3,800	500,611
Cobham plc	8,582	18,673
General Dynamics Corp.	1,900	294,804
L-3 Communications Holdings, Inc.	500	75,365
Leonardo-Finmeccanica S.p.A.*	2,156	24,457
Lockheed Martin Corp.	1,650	395,538
Meggitt plc	3,294	19,258
Northrop Grumman Corp.	1,200	256,740
Raytheon Co.	1,950	265,454
Rockwell Collins, Inc.	850	71,689
Rolls-Royce Holdings plc*	9,240	86,241
Safran S.A.	1,572	113,032
Singapore Technologies Engineering Ltd.(x)	6,900	16,434
Textron, Inc.	1,750	69,563
Thales S.A.	531	48,911
TransDigm Group, Inc.*	350	101,192
United Technologies Corp.	5,100	518,159
Zodiac Aerospace	1,066	25,956

		3,188,035

Air Freight & Logistics (0.4%)
Bollore S.A.(x)	3,687	12,819
C.H. Robinson Worldwide, Inc.	900	63,414
Deutsche Post AG (Registered)	4,876	152,384
Expeditors International of Washington, Inc.	1,150	59,248
FedEx Corp.	1,600	279,488
Royal Mail plc	3,824	24,224
United Parcel Service, Inc., Class B	4,550	497,588
Yamato Holdings Co., Ltd.	1,800	41,895

		1,131,060

Airlines (0.2%)
Alaska Air Group, Inc.	800	52,688
American Airlines Group, Inc.	3,450	126,305
ANA Holdings, Inc.	5,187	14,100
Cathay Pacific Airways Ltd.(x)	5,000	6,984
Delta Air Lines, Inc.	4,900	192,863
Deutsche Lufthansa AG (Registered)	987	10,983
easyJet plc	675	8,823
International Consolidated Airlines Group S.A.	3,438	17,832
Japan Airlines Co., Ltd.	672	19,783
Qantas Airways Ltd.	2,591	6,215
Ryanair Holdings plc (ADR)	100	7,503
Singapore Airlines Ltd.(x)	2,700	20,884
Southwest Airlines Co.	4,050	157,505
United Continental Holdings, Inc.*	1,900	99,693

		742,161

Building Products (0.2%)
Allegion plc	600	41,346
Asahi Glass Co., Ltd.(x)	5,000	32,373
Assa Abloy AB, Class B	5,037	102,275
Cie de Saint-Gobain	2,488	107,415
Daikin Industries Ltd.	1,200	111,798
Fortune Brands Home & Security, Inc.	989	57,461
Geberit AG (Registered)	190	83,154
Lixil Group Corp.	1,400	30,032
Masco Corp.	2,150	73,767
Toto Ltd.(x)	601	22,649

		662,270

Commercial Services & Supplies (0.3%)
Aggreko plc	1,088	13,448
Babcock International Group plc	1,424	19,105
Brambles Ltd.	7,970	73,286
Cintas Corp.	550	61,930
Dai Nippon Printing Co., Ltd.	2,493	24,431
Edenred	1,094	25,580
G4S plc	7,797	23,022
ISS A/S	840	34,948
Park24 Co., Ltd.(x)	574	18,651
Pitney Bowes, Inc.	1,200	21,792
Republic Services, Inc.	1,500	75,675
Secom Co., Ltd.	1,100	82,089

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Securitas AB, Class B	1,621	$27,156
Societe BIC S.A.	156	23,071
Sohgo Security Services Co., Ltd.	400	21,483
Stericycle, Inc.*	550	44,077
Toppan Printing Co., Ltd.	2,551	23,017
Waste Management, Inc.	2,650	168,963

		781,724

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	982	29,679
Boskalis Westminster	517	18,399
Bouygues S.A.	1,041	34,492
CIMIC Group Ltd.	427	9,442
Eiffage S.A.	307	23,851
Ferrovial S.A.	2,433	51,758
Fluor Corp.	900	46,188
Hochtief AG	124	17,484
Jacobs Engineering Group, Inc.*	750	38,790
JGC Corp.	1,000	17,379
Kajima Corp.(x)	4,000	27,958
Obayashi Corp.	3,000	29,737
OCI N.V.*	403	5,942
Quanta Services, Inc.*	950	26,591
Shimizu Corp.	2,557	22,815
Skanska AB, Class B	1,709	39,876
Taisei Corp.	4,664	34,917
Vinci S.A.	2,539	194,145

		669,443

Electrical Equipment (0.5%)
ABB Ltd. (Registered)*	9,888	222,020
Acuity Brands, Inc.	300	79,380
AMETEK, Inc.	1,500	71,670
Eaton Corp. plc	2,950	193,845
Emerson Electric Co.	4,200	228,943
Fuji Electric Co., Ltd.	2,000	9,163
Legrand S.A.	1,342	79,125
Mabuchi Motor Co., Ltd.(x)	296	16,400
Mitsubishi Electric Corp.	9,387	120,177
Nidec Corp.	1,257	115,645
OSRAM Licht AG	467	27,415
Prysmian S.p.A.	1,020	26,728
Rockwell Automation, Inc.	850	103,989
Schneider Electric SE	2,811	196,005
Vestas Wind Systems A/S	1,114	92,038

		1,582,543

Industrial Conglomerates (1.5%)
3M Co.	4,000	704,920
CK Hutchison Holdings Ltd.	13,500	172,244
DCC plc	446	40,661
General Electric Co.	58,803	1,741,744
Honeywell International, Inc.	5,000	582,950
Jardine Matheson Holdings Ltd.	1,500	91,650
Keihan Holdings Co., Ltd.(x)	2,000	13,980
Keppel Corp., Ltd.(x)	7,000	28,008
Koninklijke Philips N.V.	4,679	138,528
NWS Holdings Ltd.	7,000	11,726
Roper Technologies, Inc.	700	127,729
Seibu Holdings, Inc.	1,013	16,713
Sembcorp Industries Ltd.	4,000	7,661
Siemens AG (Registered)	3,845	450,107
Smiths Group plc	1,986	37,686
Toshiba Corp.*	20,000	66,824

		4,233,131

Machinery (1.1%)
Alfa Laval AB	1,561	24,453
Alstom S.A.*	838	22,164
Amada Holdings Co., Ltd.(x)	1,474	15,311
Andritz AG	402	21,882
Atlas Copco AB, Class A	3,375	101,545
Atlas Copco AB, Class B	1,961	53,542
Caterpillar, Inc.	3,850	341,766
CNH Industrial N.V.	5,136	36,763
Cummins, Inc.	1,000	128,150
Deere & Co.	1,900	162,165
Dover Corp.	1,000	73,640
FANUC Corp.	1,030	174,324
Flowserve Corp.	850	41,004
Fortive Corp.	1,950	99,255
GEA Group AG	919	50,976
Hino Motors Ltd.(x)	1,000	10,706
Hitachi Construction Machinery Co., Ltd.(x)	600	11,958
Hoshizaki Electric Co., Ltd.	264	24,113
IHI Corp.(x)	7,000	20,329
Illinois Tool Works, Inc.	2,100	251,665
IMI plc	1,515	21,062
Ingersoll-Rand plc	1,700	115,498
JTEKT Corp.	1,100	16,533
Kawasaki Heavy Industries Ltd.(x)	7,000	21,681
Komatsu Ltd.	4,700	107,696
Kone Oyj, Class B	1,694	85,952
Kubota Corp.	5,488	82,959
Kurita Water Industries Ltd.(x)	500	11,889
Makita Corp.(x)	600	42,670
MAN SE	198	20,872
Metso Oyj	655	19,107
Minebea Co., Ltd.(x)	1,507	14,270
Mitsubishi Heavy Industries Ltd.	15,851	66,275
Nabtesco Corp.	478	13,532
NGK Insulators Ltd.	1,230	25,469
NSK Ltd.	2,000	20,524
PACCAR, Inc.	2,300	135,194
Parker-Hannifin Corp.	900	112,977
Pentair plc	1,100	70,664
Sandvik AB	5,358	58,884
Schindler Holding AG	223	41,778
Schindler Holding AG (Registered)	114	21,577
Sembcorp Marine Ltd.(x)	4,000	3,867
SKF AB, Class B	2,001	34,519
SMC Corp.	343	98,945
Snap-on, Inc.	400	60,784
Stanley Black & Decker, Inc.	1,000	122,980
Sumitomo Heavy Industries Ltd.	2,000	9,855
THK Co., Ltd.	600	11,819
Volvo AB, Class B	7,748	88,363
Wartsila Oyj Abp	745	33,532
Weir Group plc	1,152	25,326
Xylem, Inc.	1,150	60,318
Yangzijiang Shipbuilding Holdings Ltd.	8,151	4,512
Zardoya Otis S.A.	769	7,395

		3,354,989

Marine (0.0%)
A. P. Moeller - Maersk A/S, Class A	20	28,186
A. P. Moeller - Maersk A/S, Class B	35	51,481
Kuehne + Nagel International AG (Registered)	272	39,436
Mitsui O.S.K. Lines Ltd.	5,003	11,643
Nippon Yusen KK	7,478	14,002

		144,748

Professional Services (0.4%)
Adecco Group AG (Registered)	833	46,909
Bureau Veritas S.A.	1,355	29,065
Capita plc	3,349	29,089

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Dun & Bradstreet Corp.	250	$34,155
Equifax, Inc.	800	107,664
Experian plc	4,824	96,653
Intertek Group plc	811	36,718
Nielsen Holdings plc	2,200	117,853
Randstad Holding N.V.	614	27,969
Recruit Holdings Co., Ltd.	1,847	75,138
RELX N.V.	4,999	89,768
RELX plc	5,499	104,352
Robert Half International, Inc.	850	32,181
SEEK Ltd.	1,808	21,596
SGS S.A. (Registered)	29	64,923
Verisk Analytics, Inc.*	1,050	85,344
Wolters Kluwer N.V.	1,517	64,919

		1,064,296

Road & Rail (0.6%)
Aurizon Holdings Ltd.	10,311	37,137
Central Japan Railway Co.	725	124,038
ComfortDelGro Corp., Ltd.	10,000	20,714
CSX Corp.	6,200	189,100
DSV A/S	955	47,690
East Japan Railway Co.	1,757	158,407
Hankyu Hanshin Holdings, Inc.	1,153	39,642
J.B. Hunt Transport Services, Inc.	550	44,627
Kansas City Southern	700	65,324
Keikyu Corp.	2,000	20,848
Keio Corp.(x)	2,585	22,575
Keisei Electric Railway Co., Ltd.	704	17,569
Kintetsu Group Holdings Co., Ltd.	8,726	36,578
MTR Corp., Ltd.(x)	7,000	38,746
Nagoya Railroad Co., Ltd.(x)	4,000	21,737
Nippon Express Co., Ltd.	4,000	18,691
Norfolk Southern Corp.	1,900	184,414
Odakyu Electric Railway Co., Ltd.(x)	1,251	27,821
Ryder System, Inc.	350	23,083
Tobu Railway Co., Ltd.	4,000	20,356
Tokyu Corp.	4,658	35,509
Union Pacific Corp.	5,450	531,539
West Japan Railway Co.	828	51,257

		1,777,402

Trading Companies & Distributors (0.3%)
AerCap Holdings N.V.*	856	32,947
Ashtead Group plc	2,530	41,679
Brenntag AG	777	42,400
Bunzl plc	1,685	49,857
Fastenal Co.	1,850	77,293
ITOCHU Corp.(x)	7,410	92,825
Marubeni Corp.(x)	8,000	41,013
Mitsubishi Corp.	7,600	172,755
Mitsui & Co., Ltd.(x)	8,600	118,955
Noble Group Ltd.*	44,000	4,978
Rexel S.A.	1,613	24,688
Sumitomo Corp.(x)	6,000	66,998
Toyota Tsusho Corp.	1,100	25,515
Travis Perkins plc	1,312	26,219
United Rentals, Inc.*	550	43,170
W.W. Grainger, Inc.	400	89,936
Wolseley plc	1,268	71,474

		1,022,702

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,235	50,368
Aena S.A.§	340	50,149
Aeroports de Paris S.A.	176	17,454
Atlantia S.p.A.	2,075	52,685
Auckland International Airport Ltd.	4,047	21,666
Fraport AG Frankfurt Airport Services Worldwide	268	14,643
Groupe Eurotunnel SE (Registered)	2,445	26,433
Hutchison Port Holdings Trust	26,207	11,269
Japan Airport Terminal Co., Ltd.(x)	300	11,405
Kamigumi Co., Ltd.	1,000	8,713
Mitsubishi Logistics Corp.(x)	485	6,994
Sydney Airport	4,641	24,937
Transurban Group	10,229	89,200

		385,916

Total Industrials		20,740,420

Information Technology (9.7%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	33,000	1,046,760
F5 Networks, Inc.*	450	56,088
Harris Corp.	800	73,288
Juniper Networks, Inc.	2,500	60,150
Motorola Solutions, Inc.	1,100	83,908
Nokia Oyj	29,323	169,959
Telefonaktiebolaget LM Ericsson, Class B	15,424	111,315

		1,601,468

Electronic Equipment, Instruments & Components (0.4%)
Alps Electric Co., Ltd.(x)	1,000	24,045
Amphenol Corp., Class A	2,000	129,840
Corning, Inc.	6,800	160,820
FLIR Systems, Inc.	900	28,278
Hamamatsu Photonics KK(x)	700	21,506
Hexagon AB, Class B	1,299	56,684
Hirose Electric Co., Ltd.	240	31,545
Hitachi High-Technologies Corp.	400	15,944
Hitachi Ltd.	24,000	112,251
Ingenico Group S.A.	290	25,335
Keyence Corp.	200	145,563
Kyocera Corp.	1,600	76,760
Murata Manufacturing Co., Ltd.	1,039	135,521
Nippon Electric Glass Co., Ltd.	2,000	10,356
Omron Corp.(x)	950	34,136
Shimadzu Corp.	1,000	15,214
TDK Corp.	670	44,817
TE Connectivity Ltd.	2,300	148,074
Yaskawa Electric Corp.(x)	1,000	14,943
Yokogawa Electric Corp.	1,100	14,637

		1,246,269

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	1,100	58,289
Alphabet, Inc., Class A*	1,950	1,567,917
Alphabet, Inc., Class C*	1,950	1,515,716
Auto Trader Group plc§	4,253	22,353
eBay, Inc.*	6,850	225,365
Facebook, Inc., Class A*	15,250	1,956,118
Kakaku.com, Inc.	717	12,946
Mixi, Inc.	334	12,040
United Internet AG (Registered)	636	28,139
VeriSign, Inc.(x)*	600	46,944
Yahoo! Japan Corp.	7,155	28,488
Yahoo!, Inc.*	5,700	245,670

		5,719,985

IT Services (1.7%)
Accenture plc, Class A	4,100	500,897
Alliance Data Systems Corp.*	400	85,812
Amadeus IT Group S.A., Class A	2,206	110,212
Atos SE	443	47,734
Automatic Data Processing, Inc.	3,000	264,600
Capgemini S.A.	822	80,501
Cognizant Technology Solutions Corp., Class A*	3,950	188,455
Computershare Ltd.(x)	1,981	15,682

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CSRA, Inc.	950	$25,555
Fidelity National Information Services, Inc.	2,150	165,615
Fiserv, Inc.*	1,450	144,232
Fujitsu Ltd.	9,000	48,586
Global Payments, Inc.	1,000	76,760
International Business Machines Corp.	5,700	905,444
MasterCard, Inc.	6,300	641,150
Nomura Research Institute Ltd.	648	22,361
NTT Data Corp.	635	31,738
Obic Co., Ltd.	330	17,556
Otsuka Corp.	316	14,999
Paychex, Inc.	2,100	121,527
PayPal Holdings, Inc.*	7,350	301,130
Teradata Corp.*	850	26,350
Total System Services, Inc.	1,050	49,508
Visa, Inc., Class A	12,400	1,025,479
Western Union Co.	3,200	66,624
Worldpay Group plc§	9,045	34,726
Xerox Corp.	5,550	56,222

		5,069,455

Semiconductors & Semiconductor Equipment (1.5%)
Analog Devices, Inc.	2,000	128,900
Applied Materials, Inc.	7,050	212,558
ASM Pacific Technology Ltd.(x)	1,200	9,916
ASML Holding N.V.	1,851	202,979
Broadcom Ltd.	2,600	448,552
First Solar, Inc.(x)*	500	19,745
Infineon Technologies AG	5,687	101,474
Intel Corp.	31,050	1,172,137
KLA-Tencor Corp.	800	55,768
Lam Research Corp.	900	85,239
Linear Technology Corp.	1,550	91,900
Microchip Technology, Inc.	1,400	86,996
Micron Technology, Inc.*	6,800	120,904
NVIDIA Corp.	3,500	239,820
NXP Semiconductors N.V.*	1,478	150,771
Qorvo, Inc.*	800	44,592
QUALCOMM, Inc.	9,650	661,025
Rohm Co., Ltd.	500	26,356
Skyworks Solutions, Inc.	1,200	91,368
STMicroelectronics N.V.(x)	2,708	22,103
Texas Instruments, Inc.	6,550	459,679
Tokyo Electron Ltd.	800	70,597
Xilinx, Inc.	1,650	89,661

		4,593,040

Software (2.0%)
Activision Blizzard, Inc.	4,461	197,622
Adobe Systems, Inc.*	3,250	352,755
Autodesk, Inc.*	1,250	90,413
CA, Inc.	2,050	67,814
Check Point Software Technologies Ltd.*	649	50,369
Citrix Systems, Inc.*	1,000	85,220
Dassault Systemes S.A.	646	56,045
Electronic Arts, Inc.*	1,950	166,530
Gemalto N.V.	412	26,418
GungHo Online Entertainment, Inc.	1,798	4,407
Intuit, Inc.	1,600	176,016
Konami Corp.	500	19,361
Microsoft Corp.	51,150	2,946,239
Mobileye N.V.*	882	37,547
Nexon Co., Ltd.	738	11,532
Nice Ltd.	331	22,134
Nintendo Co., Ltd.	600	158,764
Oracle Corp.	19,750	775,779
Oracle Corp. Japan	200	11,290
Red Hat, Inc.*	1,200	96,996
Sage Group plc	5,424	51,951
salesforce.com, Inc.*	4,200	299,586
SAP SE	4,939	449,390
Symantec Corp.	4,000	100,400
Trend Micro, Inc.(x)	600	20,902

		6,275,480

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	35,356	3,996,995
Brother Industries Ltd.(x)	1,200	21,137
Canon, Inc.	5,371	155,672
Fujifilm Holdings Corp.(x)	2,200	81,421
Hewlett Packard Enterprise Co.	10,900	247,974
HP, Inc.	11,200	173,936
Konica Minolta, Inc.	2,000	16,967
NEC Corp.	13,000	33,586
NetApp, Inc.	1,800	64,476
Ricoh Co., Ltd.	3,000	27,111
Seagate Technology plc	1,950	75,173
Seiko Epson Corp.	1,400	26,984
Western Digital Corp.	1,850	108,170

		5,029,602

Total Information Technology		29,535,299

Materials (2.7%)
Chemicals (1.6%)
Air Liquide S.A.	2,129	228,126
Air Products & Chemicals, Inc.	1,450	217,993
Air Water, Inc.	632	11,927
Akzo Nobel N.V.	1,245	84,251
Albemarle Corp.	714	61,040
Arkema S.A.	340	31,450
Asahi Kasei Corp.(x)	5,594	44,573
BASF SE	4,616	394,749
CF Industries Holdings, Inc.	1,500	36,525
Chr Hansen Holding A/S	505	30,019
Covestro AG§	394	23,297
Croda International plc	671	30,331
Daicel Corp.	1,410	17,875
Dow Chemical Co.	7,350	380,951
E.I. du Pont de Nemours & Co.	5,750	385,077
Eastman Chemical Co.	950	64,296
Ecolab, Inc.	1,750	213,010
EMS-Chemie Holding AG (Registered)	45	24,147
Evonik Industries AG	889	30,047
FMC Corp.	850	41,089
Fuchs Petrolub SE (Preference)(q)	406	18,534
Givaudan S.A. (Registered)	47	95,587
Hitachi Chemical Co., Ltd.	528	12,102
Incitec Pivot Ltd.	8,478	18,386
International Flavors & Fragrances, Inc.	550	78,634
Israel Chemicals Ltd.	2,163	8,417
Johnson Matthey plc	973	41,590
JSR Corp.(x)	1,000	15,715
K+S AG (Registered)(x)	1,062	20,178
Kaneka Corp.	1,000	7,920
Kansai Paint Co., Ltd.(x)	1,000	21,905
Koninklijke DSM N.V.	912	61,596
Kuraray Co., Ltd.	2,000	29,686
Lanxess AG	481	29,872
Linde AG	934	158,729
LyondellBasell Industries N.V., Class A	2,250	181,485
Mitsubishi Chemical Holdings Corp.	6,500	40,864

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Gas Chemical Co., Inc.	875	$12,505
Mitsui Chemicals, Inc.	4,000	19,064
Monsanto Co.	2,850	291,270
Mosaic Co.	2,250	55,035
Nippon Paint Holdings Co., Ltd.(x)	690	23,149
Nitto Denko Corp.	900	58,412
Novozymes A/S, Class B	1,159	50,971
Orica Ltd.	2,022	23,589
PPG Industries, Inc.	1,750	180,880
Praxair, Inc.	1,900	229,577
Sherwin-Williams Co.	550	152,163
Shin-Etsu Chemical Co., Ltd.	1,971	137,608
Sika AG	11	53,462
Solvay S.A.	373	43,107
Sumitomo Chemical Co., Ltd.	7,899	35,124
Symrise AG	620	45,442
Syngenta AG (Registered)	468	204,642
Taiyo Nippon Sanso Corp.	500	5,213
Teijin Ltd.	800	15,517
Toray Industries, Inc.	7,531	73,272
Umicore S.A.	485	30,418
Yara International ASA	910	30,300

		4,962,693

Construction Materials (0.2%)
Boral Ltd.	3,159	16,374
CRH plc	4,169	139,396
Fletcher Building Ltd.	2,934	22,960
HeidelbergCement AG	709	66,971
Imerys S.A.	222	16,033
James Hardie Industries plc (CDI)	2,239	35,120
LafargeHolcim Ltd. (Registered)*	2,288	123,505
Martin Marietta Materials, Inc.	450	80,600
Taiheiyo Cement Corp.(x)	6,000	17,301
Vulcan Materials Co.	900	102,357

		620,617

Containers & Packaging (0.2%)
Amcor Ltd.	5,820	67,674
Avery Dennison Corp.	600	46,674
Ball Corp.	1,150	94,243
International Paper Co.	2,650	127,146
Owens-Illinois, Inc.*	1,050	19,310
Sealed Air Corp.	1,250	57,275
Toyo Seikan Group Holdings Ltd.	800	14,095
WestRock Co.	1,650	79,992

		506,409

Metals & Mining (0.7%)
Alcoa, Inc.	8,600	87,204
Alumina Ltd.	12,301	13,778
Anglo American plc*	7,047	88,458
Antofagasta plc	1,675	11,349
ArcelorMittal S.A.*	9,243	56,445
BHP Billiton Ltd.	16,140	279,222
BHP Billiton plc	10,614	159,527
Boliden AB	1,381	32,429
Fortescue Metals Group Ltd.	6,615	25,203
Freeport-McMoRan, Inc.	8,000	86,880
Fresnillo plc	1,156	27,200
Glencore plc*	61,487	168,565
Hitachi Metals Ltd.	1,000	12,222
JFE Holdings, Inc.(x)	2,600	37,910
Kobe Steel Ltd.*	1,300	11,766
Maruichi Steel Tube Ltd.	348	12,022
Mitsubishi Materials Corp.	327	8,937
Newcrest Mining Ltd.	3,852	63,993
Newmont Mining Corp.	3,450	135,551
Nippon Steel & Sumitomo Metal Corp.	4,426	90,883
Norsk Hydro ASA	5,714	24,651
Nucor Corp.	2,050	101,373
Randgold Resources Ltd.	471	47,358
Rio Tinto Ltd.	2,132	84,565
Rio Tinto plc	6,217	206,870
South32 Ltd.	26,753	49,571
Sumitomo Metal Mining Co., Ltd.(x)	2,000	27,650
thyssenkrupp AG	1,849	44,086
voestalpine AG	626	21,643

		2,017,311

Paper & Forest Products (0.0%)
Mondi plc	1,846	38,808
Oji Holdings Corp.	3,789	14,993
Stora Enso Oyj, Class R	2,341	20,787
UPM-Kymmene Oyj	2,682	56,637

		131,225

Total Materials		8,238,255

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
American Tower Corp. (REIT)	2,800	317,323
Apartment Investment & Management Co. (REIT), Class A	1,000	45,910
Ascendas Real Estate Investment Trust (REIT)	11,200	20,778
AvalonBay Communities, Inc. (REIT)	900	160,056
Boston Properties, Inc. (REIT)	1,000	136,290
British Land Co. plc (REIT)	4,914	40,371
CapitaLand Commercial Trust (REIT)(x)	9,700	11,359
CapitaLand Mall Trust (REIT)	11,800	18,844
Crown Castle International Corp. (REIT)	2,200	207,262
Daiwa House REIT Investment Corp. (REIT)	8	23,506
Dexus Property Group (REIT)	4,267	30,004
Digital Realty Trust, Inc. (REIT)	950	92,264
Equinix, Inc. (REIT)	500	180,125
Equity Residential (REIT)	2,400	154,392
Essex Property Trust, Inc. (REIT)	450	100,215
Extra Space Storage, Inc. (REIT)	800	63,528
Federal Realty Investment Trust (REIT)	450	69,269
Fonciere des Regions (REIT)	206	19,198
Gecina S.A. (REIT)	213	33,491
General Growth Properties, Inc. (REIT)	3,800	104,880
Goodman Group (REIT)(x)	8,936	49,916
GPT Group (REIT)	9,035	35,064
Hammerson plc (REIT)	3,451	26,309
HCP, Inc. (REIT)	3,050	115,748
Host Hotels & Resorts, Inc. (REIT)	4,850	75,515
ICADE (REIT)	235	18,329
Intu Properties plc (REIT)(x)	4,225	16,232
Iron Mountain, Inc. (REIT)	1,600	60,048
Japan Prime Realty Investment Corp. (REIT)	5	22,567
Japan Real Estate Investment Corp. (REIT)	7	41,820
Japan Retail Fund Investment Corp. (REIT)	13	32,112
Kimco Realty Corp. (REIT)	2,750	79,613
Klepierre S.A. (REIT)	1,106	50,691
Land Securities Group plc (REIT)	3,973	54,601
Link REIT (REIT)	11,000	81,164
Macerich Co. (REIT)	800	64,696

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mirvac Group (REIT)	18,602	$31,959
Nippon Building Fund, Inc. (REIT)	8	50,628
Nippon Prologis REIT, Inc. (REIT)	8	20,236
Nomura Real Estate Master Fund, Inc. (REIT)	20	33,414
Prologis, Inc. (REIT)	3,450	184,713
Public Storage (REIT)	1,000	223,140
Realty Income Corp. (REIT)	1,700	113,781
Scentre Group (REIT)	26,756	96,465
Segro plc (REIT)	3,331	19,624
Simon Property Group, Inc. (REIT)	2,100	434,720
SL Green Realty Corp. (REIT)	650	70,265
Stockland (REIT)	12,020	43,872
Suntec Real Estate Investment Trust (REIT)	12,000	15,173
UDR, Inc. (REIT)	1,750	62,983
Unibail-Rodamco SE (REIT)	498	134,263
United Urban Investment Corp. (REIT)	15	27,317
Ventas, Inc. (REIT)	2,300	162,449
Vicinity Centres (REIT)	16,909	41,136
Vornado Realty Trust (REIT)	1,150	116,392
Welltower, Inc. (REIT)	2,350	175,710
Westfield Corp. (REIT)	9,920	73,968
Weyerhaeuser Co. (REIT)	4,900	156,506

		4,942,204

Real Estate Management & Development (0.4%)
Aeon Mall Co., Ltd.	600	9,474
Azrieli Group Ltd.	296	12,990
CapitaLand Ltd.	12,800	30,235
CBRE Group, Inc., Class A*	1,950	54,561
Cheung Kong Property Holdings Ltd.	13,432	99,063
City Developments Ltd.(x)	2,000	13,387
Daito Trust Construction Co., Ltd.	400	63,925
Daiwa House Industry Co., Ltd.	3,402	93,178
Deutsche Wohnen AG	1,696	61,651
Global Logistic Properties Ltd.(x)	13,361	18,415
Hang Lung Properties Ltd.	10,800	24,515
Henderson Land Development Co., Ltd.	4,900	29,287
Hongkong Land Holdings Ltd.	5,000	34,650
Hulic Co., Ltd.	1,365	13,931
Hysan Development Co., Ltd.(x)	3,000	14,093
Kerry Properties Ltd.(x)	2,800	9,223
LendLease Group	2,921	31,498
Mitsubishi Estate Co., Ltd.	6,308	118,258
Mitsui Fudosan Co., Ltd.	4,772	101,609
New World Development Co., Ltd.	28,100	36,796
Nomura Real Estate Holdings, Inc.	600	10,124
NTT Urban Development Corp.	579	5,589
Sino Land Co., Ltd.	15,100	26,937
Sumitomo Realty & Development Co., Ltd.	2,394	62,023
Sun Hung Kai Properties Ltd.	7,400	112,779
Swire Pacific Ltd., Class A(x)	2,500	27,059
Swire Properties Ltd.	5,824	17,138
Swiss Prime Site AG (Registered)*	364	31,923
Tokyo Tatemono Co., Ltd.	1,000	12,012
Tokyu Fudosan Holdings Corp.	2,325	12,634
UOL Group Ltd.	2,000	8,266
Vonovia SE	2,342	88,682
Wharf Holdings Ltd.	6,000	43,963
Wheelock & Co., Ltd.(x)	3,100	18,415

		1,348,283

Total Real Estate		6,290,487

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	40,350	1,638,613
Bezeq Israeli Telecommunication Corp., Ltd.	8,796	16,580
BT Group plc	42,404	213,804
CenturyLink, Inc.	3,550	97,377
Deutsche Telekom AG (Registered)	16,205	271,649
Elisa Oyj	740	27,290
Frontier Communications Corp.(x)	7,700	32,032
HKT Trust & HKT Ltd.(x)	13,260	18,712
Iliad S.A.	137	28,748
Inmarsat plc	1,912	17,496
Koninklijke KPN N.V.	17,167	56,986
Level 3 Communications, Inc.*	1,900	88,122
Nippon Telegraph & Telephone Corp.	3,511	160,349
Orange S.A.	9,984	156,232
PCCW Ltd.	20,200	12,416
Proximus SADP	807	24,077
SFR Group S.A.	465	13,663
Singapore Telecommunications Ltd.	39,200	114,741
Spark New Zealand Ltd.	9,195	24,179
Swisscom AG (Registered)	131	62,191
TDC A/S*	3,450	20,342
Telecom Italia S.p.A.	50,881	42,102
Telecom Italia S.p.A. (RNC)*	30,291	20,559
Telefonica Deutschland Holding AG	3,159	12,699
Telefonica S.A.	22,502	227,704
Telenor ASA	3,773	64,878
Telia Co. AB	13,056	58,441
Telstra Corp., Ltd.	21,503	85,402
TPG Telecom Ltd.	1,442	9,569
Verizon Communications, Inc.	26,750	1,390,464
Vivendi S.A.	5,846	117,803
Vocus Communications Ltd.	2,137	10,264

		5,135,484

Wireless Telecommunication Services (0.4%)
KDDI Corp.	9,218	283,661
Millicom International Cellular S.A. (SDR)	376	19,492
NTT DoCoMo, Inc.	6,963	176,542
SoftBank Group Corp.	4,900	317,431
StarHub Ltd.	3,000	7,588
Tele2 AB, Class B	1,367	11,791
Vodafone Group plc	133,474	382,721

		1,199,226

Total Telecommunication Services		6,334,710

Utilities (2.1%)
Electric Utilities (1.2%)
Alliant Energy Corp.	1,492	57,159
American Electric Power Co., Inc.	3,200	205,472
AusNet Services	8,888	11,182
Cheung Kong Infrastructure Holdings Ltd.	3,000	25,987
Chubu Electric Power Co., Inc.(x)	3,200	46,591
Chugoku Electric Power Co., Inc.(x)	1,400	17,597
CLP Holdings Ltd.	8,000	83,057
Contact Energy Ltd.	3,061	11,253
Duke Energy Corp.	4,500	360,179
Edison International	2,150	155,338
EDP - Energias de Portugal S.A.	11,637	39,073
Electricite de France S.A.	1,061	12,908
Endesa S.A.	1,596	34,208
Enel S.p.A.	38,318	170,899

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	1,150	$88,240
Eversource Energy	2,050	111,069
Exelon Corp.	6,050	201,405
FirstEnergy Corp.	2,750	90,970
Fortum Oyj	2,232	36,053
HK Electric Investments & HK Electric Investments Ltd.(x)§	13,263	13,023
Hokuriku Electric Power Co.(x)	800	9,750
Iberdrola S.A.	27,246	185,092
Kansai Electric Power Co., Inc.*	3,500	31,792
Kyushu Electric Power Co., Inc.	2,100	19,533
Mercury NZ Ltd.	3,460	7,661
NextEra Energy, Inc.	3,050	373,075
PG&E Corp.	3,250	198,803
Pinnacle West Capital Corp.	700	53,193
Power Assets Holdings Ltd.	7,000	68,565
PPL Corp.	4,450	153,837
Red Electrica Corp. S.A.	2,175	46,884
Shikoku Electric Power Co., Inc.(x)	800	7,902
Southern Co.	6,400	328,319
SSE plc	5,064	102,796
Terna Rete Elettrica Nazionale S.p.A.	7,575	39,058
Tohoku Electric Power Co., Inc.	2,300	29,996
Tokyo Electric Power Co., Inc.*	7,200	31,139
Xcel Energy, Inc.	3,300	135,762

		3,594,820

Gas Utilities (0.1%)
APA Group	5,599	36,601
Enagas S.A.	1,140	34,258
Gas Natural SDG S.A.	1,760	36,171
Hong Kong & China Gas Co., Ltd.	37,900	71,729
Osaka Gas Co., Ltd.	9,000	37,748
Snam S.p.A.	12,314	68,222
Toho Gas Co., Ltd.(x)	1,422	13,311
Tokyo Gas Co., Ltd.(x)	9,854	43,844

		341,884

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,300	55,254
Electric Power Development Co., Ltd.	800	19,215
Meridian Energy Ltd.	6,439	12,181
NRG Energy, Inc.	2,050	22,981

		109,631

Multi-Utilities (0.7%)
AGL Energy Ltd.	3,391	49,532
Ameren Corp.	1,550	76,229
CenterPoint Energy, Inc.	2,800	65,044
Centrica plc	27,265	80,645
CMS Energy Corp.	1,800	75,618
Consolidated Edison, Inc.	2,000	150,600
Dominion Resources, Inc.	4,100	304,506
DTE Energy Co.	1,200	112,404
DUET Group§	9,862	18,988
E.ON SE	8,502	60,192
Engie S.A.(x)	7,343	113,750
National Grid plc	18,829	266,113
NiSource, Inc.	2,100	50,631
Public Service Enterprise Group, Inc.	3,300	138,171
RWE AG*	2,459	42,369
SCANA Corp.	950	68,752
Sempra Energy	1,650	176,864
Suez	1,682	27,741
Veolia Environnement S.A.	2,265	52,099
WEC Energy Group, Inc.	2,050	122,754

		2,053,002

Water Utilities (0.1%)
American Water Works Co., Inc.	1,150	86,066
Severn Trent plc	1,183	38,410
United Utilities Group plc	3,427	44,595

		169,071

Total Utilities		6,268,408

Total Common Stocks (61.4%) (Cost $181,451,213)		185,123,813

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(8.6%)
iShares® Russell 2000 ETF(x)	112,287	13,947,168
SPDR® S&P MidCap 400 ETF	42,689	12,049,824

Total Investment Companies (8.6%) (Cost $23,897,472)		25,996,992

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (11.8%)
U.S. Treasury Bills
0.18%, 10/27/16(p)	$7,145,000	7,144,024
0.16%, 11/17/16(p)	4,278,000	4,277,064
0.14%, 11/25/16#(p)	9,000,000	8,998,079
0.24%, 12/22/16(p)	15,027,000	15,018,822

Total Government Securities		35,437,989

	Number of Shares	Value (Note 1)
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	10,350,457	10,350,457

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.2%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,000,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $2,040,000.(xx)	$2,000,000	$2,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $1,800,105, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $1,836,000.(xx)	1,800,000	1,800,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,300,054, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $1,326,001.(xx)	1,300,000	1,300,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,608,949, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,661,032.(xx)	2,608,851	2,608,851
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,040,111.(xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $2,000,077, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		15,708,851

Total Short-Term Investments (20.4%) (Cost $61,495,727)		61,497,297

Total Investments (90.4%) (Cost $266,844,412)		272,618,102
Other Assets Less Liabilities (9.6%)		29,061,507

Net Assets (100%)		$301,679,609

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $266,532 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,698,784.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $15,419,307. This was secured by collateral of $15,708,851 which was received as cash and subsequently invested in short-term investments currently valued at $15,708,851, as reported in the Portfolio of Investments, and $111,464 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.875%, maturing 10/13/16-11/15/45.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.0	#
Belgium	0.3
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Denmark	0.4
Finland	0.2
France	1.9
Germany	1.9
Hong Kong	0.7
Ireland	0.6
Israel	0.1
Italy	0.4
Japan	5.0
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.9
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.4
South Africa	0.0	#
Spain	0.6
Sweden	0.6
Switzerland	2.2
United Kingdom	3.6
United States	68.9
Cash and Other	9.6

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	273	December-16	$35,631,620	$35,797,126	$165,506
5 Year U.S. Treasury Notes	151	December-16	18,335,418	18,348,859	13,441
E-Mini MSCI EAFE Index	5	December-16	423,565	426,675	3,110
EURO Stoxx 50 Index	93	December-16	3,128,939	3,127,878	(1,061)
FTSE 100 Index	60	December-16	5,179,434	5,333,009	153,575
Russell 2000 Mini Index	22	December-16	2,763,209	2,746,260	(16,949)
S&P 500 E-Mini Index	59	December-16	6,422,872	6,373,180	(49,692)

					$267,930

Sales
SPI 200 Index	33	December-16	$3,320,422	$3,419,737	$(99,315)
TOPIX Index	47	December-16	6,165,266	6,131,946	33,320

					$(65,995)

					$201,935

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	584	$446,436	$447,472	$(1,036)
Australian Dollar vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	379	289,524	288,930	594
British Pound vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	293	380,847	390,833	(9,986)
British Pound vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	304	395,257	396,600	(1,343)
British Pound vs. U.S. Dollar, expiring 12/15/16	Royal Bank of Scotland	27	34,408	34,549	(141)
European Union Euro vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	565	637,025	632,421	4,604
European Union Euro vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	1,447	1,631,151	1,616,841	14,310
European Union Euro vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	600	676,299	675,186	1,113
European Union Euro vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	2,044	2,303,532	2,312,146	(8,614)
European Union Euro vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	304	343,035	344,513	(1,478)
European Union Euro vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	200	225,433	227,771	(2,338)
European Union Euro vs. U.S. Dollar, expiring 12/15/16	Royal Bank of Scotland	675	760,510	758,422	2,088
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	BNP Paribas	229,285	2,268,366	2,287,606	(19,240)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	BNP Paribas	70,994	702,354	708,311	(5,957)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	HSBC Bank plc	179,428	1,775,113	1,784,224	(9,111)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	45,708	452,197	457,053	(4,856)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	22,644	224,023	226,429	(2,406)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	32,969	326,165	326,160	5
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	UBS AG	87,296	863,636	870,175	(6,539)
New Zealand Dollar vs. U.S. Dollar, expiring 12/15/16	Credit Suisse	1,621	1,177,149	1,193,753	(16,604)
New Zealand Dollar vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	223	161,656	164,602	(2,946)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar vs. U.S. Dollar, expiring 12/15/16	Goldman Sachs & Co.	2,267	$1,646,051	$1,650,726	$(4,675)
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	Credit Suisse	769	795,076	807,093	(12,017)
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	Credit Suisse	567	586,523	595,388	(8,865)

					$(95,438)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/15/16	Royal Bank of Scotland	963	$735,971	$735,960	$11
British Pound vs. U.S. Dollar, expiring 12/15/16	Royal Bank of Scotland	1,545	2,009,189	2,005,538	3,651
British Pound vs. U.S. Dollar, expiring 12/15/16	UBS AG	598	777,394	776,104	1,290
European Union Euro vs. U.S. Dollar, expiring 12/15/16	Royal Bank of Scotland	3,040	3,415,413	3,426,582	(11,169)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	Credit Suisse	70,994	690,245	702,354	(12,109)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	45,708	450,872	452,196	(1,324)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	22,644	220,105	224,023	(3,918)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	Royal Bank of Scotland	227,546	2,275,436	2,251,157	24,279
Swedish Krona vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	5,282	632,588	618,002	14,586
Swedish Krona vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	9,795	1,144,895	1,146,033	(1,138)
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	2,005	2,077,009	2,073,393	3,616
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	769	787,998	795,076	(7,078)
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	567	587,546	586,523	1,023
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	2,614	2,704,700	2,702,695	2,005
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	Royal Bank of Scotland	893	922,493	923,300	(807)

					$12,918

					$(82,520)

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,526,657	$7,581,025	$—	$23,107,682
Consumer Staples	12,136,438	8,051,297	—	20,187,735
Energy	8,915,739	3,005,010	—	11,920,749
Financials	15,695,955	11,647,967	—	27,343,922
Health Care	18,083,878	7,072,268	—	25,156,146
Industrials	12,114,766	8,625,654	—	20,740,420
Information Technology	26,318,210	3,217,089	—	29,535,299
Materials	3,587,625	4,650,630	—	8,238,255
Real Estate	3,817,004	2,473,483	—	6,290,487
Telecommunication Services	3,246,608	3,088,102	—	6,334,710
Utilities	4,018,695	2,249,713	—	6,268,408
Forward Currency Contracts	—	73,175	—	73,175
Futures	368,952	—	—	368,952
Investment Companies
Exchange Traded Funds (ETFs)	25,996,992	—	—	25,996,992
Short-Term Investments
Government Securities	—	35,437,989	—	35,437,989
Investment Companies	10,350,457	—	—	10,350,457
Repurchase Agreements	—	15,708,851	—	15,708,851

Total Assets	$160,177,976	$112,882,253	$—	$273,060,229

Liabilities:
Forward Currency Contracts	$—	$(155,695)	$—	$(155,695)
Futures	(167,017)	—	—	(167,017)

Total Liabilities	$(167,017)	$(155,695)	$—	$(322,712)

Total	$160,010,959	$112,726,558	$—	$272,737,517

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,463,956
Aggregate gross unrealized depreciation	(3,708,457)

Net unrealized appreciation	$5,755,499

Federal income tax cost of investments	$266,862,603

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.4%)
Auto Components (0.4%)
Aisin Seiki Co., Ltd.	7,000	$320,533
BorgWarner, Inc.	9,960	350,393
Bridgestone Corp.	23,800	877,803
Cie Generale des Etablissements Michelin	6,655	735,908
Continental AG	4,025	846,238
Delphi Automotive plc	12,683	904,552
Denso Corp.	17,800	710,614
GKN plc	62,703	260,612
Goodyear Tire & Rubber Co.	12,200	394,060
Johnson Controls International plc	43,230	2,011,491
Koito Manufacturing Co., Ltd.	4,000	194,735
NGK Spark Plug Co., Ltd.(x)	6,000	105,708
NHK Spring Co., Ltd.	7,000	67,788
NOK Corp.(x)	3,400	74,484
Nokian Renkaat Oyj	4,188	152,655
Schaeffler AG (Preference)(q)	6,072	96,057
Stanley Electric Co., Ltd.	5,500	147,938
Sumitomo Electric Industries Ltd.	27,500	388,921
Sumitomo Rubber Industries Ltd.	6,200	93,764
Toyoda Gosei Co., Ltd.	2,300	53,528
Toyota Industries Corp.	6,000	278,401
Valeo S.A.	7,302	425,822
Yokohama Rubber Co., Ltd.	4,000	63,942

		9,555,947

Automobiles (0.8%)
Bayerische Motoren Werke (BMW) AG	12,113	1,017,955
Bayerische Motoren Werke (BMW) AG (Preference)(q)	1,994	146,989
Daimler AG (Registered)	35,225	2,481,398
Ferrari N.V.	4,493	233,392
Fiat Chrysler Automobiles N.V.(x)	32,904	208,908
Ford Motor Co.	178,190	2,150,753
Fuji Heavy Industries Ltd.	22,000	826,195
General Motors Co.	64,250	2,041,223
Harley-Davidson, Inc.	8,400	441,756
Honda Motor Co., Ltd.	59,606	1,716,060
Isuzu Motors Ltd.(x)	21,500	252,835
Mazda Motor Corp.	20,800	319,575
Mitsubishi Motors Corp.	24,700	115,084
Nissan Motor Co., Ltd.(x)	90,900	890,146
Peugeot S.A.*	17,749	270,955
Porsche Automobil Holding SE (Preference)(q)	5,602	285,988
Renault S.A.	7,032	577,762
Suzuki Motor Corp.	13,300	445,242
Toyota Motor Corp.	99,491	5,769,854
Volkswagen AG	1,188	172,361
Volkswagen AG (Preference)(q)	6,790	892,024
Yamaha Motor Co., Ltd.	10,200	206,472

		21,462,927

Distributors (0.1%)
Genuine Parts Co.	6,835	686,576
Jardine Cycle & Carriage Ltd.	3,467	109,634
LKQ Corp.*	13,996	496,298

		1,292,508

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.(x)	2,400	61,258
H&R Block, Inc.	10,770	249,325

		310,583

Hotels, Restaurants & Leisure (0.8%)
Accor S.A.	6,458	256,160
Aristocrat Leisure Ltd.	19,811	240,325
Carnival Corp.	20,555	1,003,495
Carnival plc	6,935	338,509
Chipotle Mexican Grill, Inc.*	1,411	597,559
Compass Group plc	60,150	1,166,458
Crown Resorts Ltd.	13,323	134,039
Darden Restaurants, Inc.	5,265	322,850
Domino’s Pizza Enterprises Ltd.	2,245	121,215
Flight Centre Travel Group Ltd.(x)	2,030	56,856
Galaxy Entertainment Group Ltd.	85,730	326,209
Genting Singapore plc(x)	221,000	122,663
InterContinental Hotels Group plc	6,838	282,031
Marriott International, Inc., Class A	14,830	998,504
McDonald’s Corp.	41,245	4,758,022
McDonald’s Holdings Co. Japan Ltd.	2,408	70,960
Melco Crown Entertainment Ltd. (ADR)(x)	6,960	112,126
Merlin Entertainments plc§	25,960	148,105
MGM China Holdings Ltd.	34,754	60,977
Oriental Land Co., Ltd.(x)	8,000	486,703
Paddy Power Betfair plc	2,909	329,070
Royal Caribbean Cruises Ltd.	7,766	582,062
Sands China Ltd.	88,561	387,935
Shangri-La Asia Ltd.	44,000	48,412
SJM Holdings Ltd.	72,430	53,571
Sodexo S.A.	2,888	343,734
Starbucks Corp.	67,530	3,656,073
Tabcorp Holdings Ltd.	30,417	116,412
Tatts Group Ltd.	53,577	149,944
TUI AG	18,246	259,436
Whitbread plc	6,676	338,767
William Hill plc	32,359	127,588
Wyndham Worldwide Corp.	5,150	346,750
Wynn Macau Ltd.(x)	57,021	95,274
Wynn Resorts Ltd.(x)	3,695	359,967
Yum! Brands, Inc.	18,680	1,696,330

		20,495,091

Household Durables (0.4%)
Barratt Developments plc	36,667	235,435
Berkeley Group Holdings plc	4,750	159,093
Casio Computer Co., Ltd.(x)	8,300	116,417
D.R. Horton, Inc.	15,035	454,057
Electrolux AB	8,801	220,546
Garmin Ltd.	5,330	256,426
Harman International Industries, Inc.	3,250	274,463
Husqvarna AB, Class B	15,232	132,812
Iida Group Holdings Co., Ltd.	5,385	108,247
Leggett & Platt, Inc.	6,155	280,545
Lennar Corp., Class A	8,225	348,247
Mohawk Industries, Inc.*	2,900	580,986
Newell Brands, Inc.	20,847	1,097,803
Nikon Corp.(x)	12,400	185,185
Panasonic Corp.	80,700	807,464
Persimmon plc	11,252	265,208
PulteGroup, Inc.	14,485	290,279
Rinnai Corp.(x)	1,300	120,738
Sekisui Chemical Co., Ltd.	14,000	201,217
Sekisui House Ltd.	22,000	374,505
Sharp Corp.(x)*	55,066	73,901
Sony Corp.	46,200	1,509,555
Taylor Wimpey plc	119,235	238,680
Techtronic Industries Co., Ltd.	50,314	197,314
Whirlpool Corp.	3,565	578,100

		9,107,223

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	18,242	15,274,210
Expedia, Inc.	5,427	633,439

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Netflix, Inc.*	19,546	$1,926,258
Priceline Group, Inc.*	2,279	3,353,526
Rakuten, Inc.	34,018	442,510
Start Today Co., Ltd.	6,486	111,086
TripAdvisor, Inc.(x)*	5,207	328,978
Zalando SE*§	3,163	131,974

		22,201,981

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,300	223,257
Hasbro, Inc.	5,125	406,566
Mattel, Inc.	15,510	469,644
Sankyo Co., Ltd.	1,600	54,628
Sega Sammy Holdings, Inc.	6,800	96,840
Shimano, Inc.	2,800	415,070
Yamaha Corp.	6,100	196,769

		1,862,774

Media (1.1%)
Altice N.V., Class A(x)*	13,519	242,530
Altice N.V., Class B*	3,996	71,957
Axel Springer SE	1,579	80,856
CBS Corp. (Non-Voting), Class B	19,245	1,053,471
Charter Communications, Inc., Class A*	9,970	2,691,601
Comcast Corp., Class A	111,202	7,377,142
Dentsu, Inc.	7,937	401,704
Discovery Communications, Inc., Class A*	6,855	184,537
Discovery Communications, Inc., Class C*	10,855	285,595
Eutelsat Communications S.A.	6,386	132,212
Hakuhodo DY Holdings, Inc.	7,810	91,198
Interpublic Group of Cos., Inc.	18,335	409,787
ITV plc	132,751	322,626
J.C. Decaux S.A.	2,718	87,745
Lagardere S.C.A.	4,317	109,914
News Corp., Class A	17,336	242,357
News Corp., Class B	4,920	69,962
Omnicom Group, Inc.	10,930	929,050
Pearson plc	30,057	293,605
ProSiebenSat.1 Media SE	8,005	342,821
Publicis Groupe S.A.	6,920	523,318
REA Group Ltd.	1,927	83,545
RTL Group S.A	1,416	117,509
Schibsted ASA, Class A	2,766	81,389
Schibsted ASA, Class B	3,260	87,480
Scripps Networks Interactive, Inc., Class A	4,345	275,864
SES S.A. (FDR)	13,327	326,889
Singapore Press Holdings Ltd.	58,000	162,862
Sky plc	37,772	437,686
TEGNA, Inc.	10,000	218,600
Telenet Group Holding N.V.*	1,929	100,611
Time Warner, Inc.	36,095	2,873,523
Toho Co., Ltd.	4,100	136,075
Twenty-First Century Fox, Inc., Class A	51,130	1,238,369
Twenty-First Century Fox, Inc., Class B	19,682	486,933
Viacom, Inc., Class B	15,800	601,980
Walt Disney Co.	68,606	6,370,753
WPP plc	47,366	1,114,841

		30,658,897

Multiline Retail (0.2%)
Dollar General Corp.	13,310	931,566
Dollar Tree, Inc.*	10,744	848,024
Don Quijote Holdings Co., Ltd.	4,300	157,599
Harvey Norman Holdings Ltd.(x)	20,328	81,135
Isetan Mitsukoshi Holdings Ltd.	12,200	120,072
J. Front Retailing Co., Ltd.	8,500	111,374
Kohl’s Corp.	8,650	378,438
Macy’s, Inc.	14,160	524,628
Marks & Spencer Group plc	59,345	255,221
Marui Group Co., Ltd.	7,600	100,357
Next plc	5,237	324,720
Nordstrom, Inc.(x)	5,830	302,460
Ryohin Keikaku Co., Ltd.	935	188,351
Takashimaya Co., Ltd.	11,000	90,261
Target Corp.	27,500	1,888,699

		6,302,905

Specialty Retail (1.0%)
ABC-Mart, Inc.	1,200	81,556
Advance Auto Parts, Inc.	3,366	501,938
AutoNation, Inc.*	3,360	163,666
AutoZone, Inc.*	1,405	1,079,518
Bed Bath & Beyond, Inc.	7,465	321,816
Best Buy Co., Inc.	12,835	490,040
CarMax, Inc.(x)*	8,910	475,349
Dixons Carphone plc	35,805	171,258
Dufry AG (Registered)*	1,676	209,632
Fast Retailing Co., Ltd.	2,000	644,002
Foot Locker, Inc.	6,266	424,334
Gap, Inc.(x)	10,345	230,073
Hennes & Mauritz AB, Class B	34,734	979,208
Hikari Tsushin, Inc.	800	74,160
Home Depot, Inc.	57,985	7,461,509
Industria de Diseno Textil S.A.	39,906	1,479,337
Kingfisher plc	83,443	407,387
L Brands, Inc.	11,655	824,824
Lowe’s Cos., Inc.	41,815	3,019,461
Nitori Holdings Co., Ltd.	2,950	352,957
O’Reilly Automotive, Inc.*	4,465	1,250,691
Ross Stores, Inc.	18,480	1,188,264
Shimamura Co., Ltd.	800	97,005
Signet Jewelers Ltd.	3,626	270,246
Staples, Inc.	29,520	252,396
Tiffany & Co.(x)	5,100	370,413
TJX Cos., Inc.	30,620	2,289,764
Tractor Supply Co.	6,104	411,104
Ulta Salon Cosmetics & Fragrance, Inc.*	2,942	700,137
Urban Outfitters, Inc.*	3,960	136,699
USS Co., Ltd.	8,020	135,570
Yamada Denki Co., Ltd.	22,980	113,977

		26,608,291

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	6,889	1,195,638
Asics Corp.	6,000	120,638
Burberry Group plc	16,280	291,352
Christian Dior SE	1,995	357,478
Cie Financiere Richemont S.A. (Registered)	19,097	1,162,772
Coach, Inc.	12,650	462,484
Hanesbrands, Inc.	17,900	451,975
Hermes International	966	393,023
HUGO BOSS AG	2,447	135,324
Kering	2,772	558,585
Li & Fung Ltd.	214,000	110,278
Luxottica Group S.p.A.	6,193	295,908
LVMH Moet Hennessy Louis Vuitton SE	10,201	1,739,044
Michael Kors Holdings Ltd.*	8,163	381,947
NIKE, Inc., Class B	61,670	3,246,925
Pandora A/S	4,251	515,454
PVH Corp.	3,752	414,596

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	2,679	$270,954
Swatch Group AG(x)	1,129	319,023
Swatch Group AG (Registered)	1,815	100,804
Under Armour, Inc., Class A(x)*	8,292	320,735
Under Armour, Inc., Class C*	8,350	282,731
VF Corp.	15,520	869,896
Yue Yuen Industrial Holdings Ltd.	27,000	111,950

		14,109,514

Total Consumer Discretionary		163,968,641

Consumer Staples (5.6%)
Beverages (1.2%)
Anheuser-Busch InBev S.A./N.V.	29,418	3,861,812
Asahi Group Holdings Ltd.	14,100	513,182
Brown-Forman Corp., Class B	9,184	435,689
Carlsberg A/S, Class B	3,914	373,934
Coca-Cola Amatil Ltd.	20,951	164,657
Coca-Cola Co.	178,130	7,538,462
Coca-Cola European Partners plc	7,921	315,042
Coca-Cola HBC AG*	6,616	153,540
Constellation Brands, Inc., Class A	8,050	1,340,245
Diageo plc	92,062	2,639,701
Dr. Pepper Snapple Group, Inc.	8,570	782,527
Heineken Holding N.V.	3,688	295,665
Heineken N.V.	8,429	741,357
Kirin Holdings Co., Ltd.	30,000	496,687
Molson Coors Brewing Co., Class B	8,405	922,869
Monster Beverage Corp.*	6,880	1,010,053
PepsiCo, Inc.	66,100	7,189,697
Pernod-Ricard S.A.	7,768	919,085
Remy Cointreau S.A.	803	68,529
SABMiller plc	35,579	2,073,289
Suntory Beverage & Food Ltd.	5,087	220,710
Treasury Wine Estates Ltd.	27,003	228,494

		32,285,226

Food & Staples Retailing (1.1%)
Aeon Co., Ltd.	23,900	352,606
Carrefour S.A.	20,262	524,643
Casino Guichard Perrachon S.A.	2,071	100,588
Colruyt S.A.(x)	2,463	136,570
Costco Wholesale Corp.	20,125	3,069,264
CVS Health Corp.	50,210	4,468,188
Distribuidora Internacional de Alimentacion S.A.(x)	22,771	140,970
FamilyMart UNY Holdings Co., Ltd.(x)	2,000	132,682
ICA Gruppen AB	2,943	97,140
J Sainsbury plc	49,265	156,858
Jeronimo Martins SGPS S.A.	9,208	159,657
Koninklijke Ahold Delhaize N.V.*	46,844	1,067,072
Kroger Co.	44,560	1,322,541
Lawson, Inc.	2,400	189,105
Metro AG	6,521	194,037
Seven & i Holdings Co., Ltd.	27,600	1,304,371
Sundrug Co., Ltd.	1,400	117,055
Sysco Corp.	24,000	1,176,240
Tesco plc*	297,829	705,768
Tsuruha Holdings, Inc.	1,400	162,006
Walgreens Boots Alliance, Inc.	39,455	3,180,862
Wal-Mart Stores, Inc.	71,701	5,171,075
Wesfarmers Ltd.	41,198	1,393,806
Whole Foods Market, Inc.	14,840	420,714
Wm Morrison Supermarkets plc(x)	81,157	229,080
Woolworths Ltd.(x)	46,495	830,613

		26,803,511

Food Products (1.1%)
Ajinomoto Co., Inc.	19,466	433,616
Archer-Daniels-Midland Co.	27,175	1,145,970
Aryzta AG*	3,191	141,600
Associated British Foods plc	13,033	439,211
Barry Callebaut AG (Registered)*	81	107,626
Calbee, Inc.(x)	2,936	111,027
Campbell Soup Co.	8,190	447,993
Chocoladefabriken Lindt & Spruengli AG	37	213,850
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	273,001
ConAgra Foods, Inc.	19,815	933,485
Danone S.A.	21,565	1,599,528
General Mills, Inc.	27,085	1,730,190
Golden Agri-Resources Ltd.(x)	258,000	67,586
Hershey Co.	6,575	628,570
Hormel Foods Corp.	12,340	468,056
J.M. Smucker Co.	5,460	740,048
Kellogg Co.	11,530	893,229
Kerry Group plc, Class A	5,791	481,458
Kikkoman Corp.(x)	5,000	159,681
Kraft Heinz Co.	27,185	2,433,329
Marine Harvest ASA*	13,995	250,496
McCormick & Co., Inc. (Non-Voting)	5,250	524,580
Mead Johnson Nutrition Co.	8,505	671,980
Meiji Holdings Co., Ltd.	4,200	415,497
Mondelez International, Inc., Class A	71,705	3,147,849
Nestle S.A. (Registered)	116,644	9,190,803
NH Foods Ltd.	6,000	144,739
Nisshin Seifun Group, Inc.	6,970	106,055
Nissin Foods Holdings Co., Ltd.(x)	2,200	133,426
Orkla ASA	29,820	308,086
Tate & Lyle plc	17,063	165,795
Toyo Suisan Kaisha Ltd.	3,000	127,109
Tyson Foods, Inc., Class A	13,380	999,085
WH Group Ltd.(x)§	214,357	173,396
Wilmar International Ltd.	70,000	165,768
Yakult Honsha Co., Ltd.(x)	3,200	144,130
Yamazaki Baking Co., Ltd.	4,842	118,535

		30,236,383

Household Products (0.9%)
Church & Dwight Co., Inc.	11,880	569,290
Clorox Co.	5,945	744,195
Colgate-Palmolive Co.	40,810	3,025,652
Henkel AG & Co. KGaA	3,802	442,489
Henkel AG & Co. KGaA (Preference)(q)	6,518	885,962
Kimberly-Clark Corp.	16,520	2,083,833
Procter & Gamble Co.	121,250	10,882,187
Reckitt Benckiser Group plc	23,262	2,192,158
Svenska Cellulosa AB S.C.A., Class B	22,164	657,957
Unicharm Corp.(x)	14,700	380,783

		21,864,506

Personal Products (0.4%)
Beiersdorf AG	3,688	347,858
Estee Lauder Cos., Inc., Class A	10,140	897,998
Kao Corp.	18,500	1,042,030
Kose Corp.	1,134	116,220
L’Oreal S.A.	9,269	1,749,942
Pola Orbis Holdings, Inc.(x)	839	75,162
Shiseido Co., Ltd.	13,900	367,582
Unilever N.V. (CVA)	59,595	2,749,141
Unilever plc	46,954	2,225,949

		9,571,882

Tobacco (0.9%)
Altria Group, Inc.	89,495	5,658,769

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
British American Tobacco plc	68,200	$4,361,554
Imperial Brands plc	35,073	1,807,860
Japan Tobacco, Inc.	40,242	1,644,089
Philip Morris International, Inc.	70,855	6,888,522
Reynolds American, Inc.	37,838	1,784,062
Swedish Match AB	7,189	263,683

		22,408,539

Total Consumer Staples		143,170,047

Energy (3.3%)
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	20,005	1,009,652
FMC Technologies, Inc.*	10,370	307,678
Halliburton Co.	39,215	1,759,969
Helmerich & Payne, Inc.(x)	4,930	331,789
National Oilwell Varco, Inc.	17,160	630,458
Petrofac Ltd.	9,491	109,670
Saipem S.p.A.*	222,793	94,309
Schlumberger Ltd.	63,543	4,997,023
Technip S.A.	3,919	240,680
Tenaris S.A.	17,275	245,445
Transocean Ltd.(x)*	15,628	166,594

		9,893,267

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.	23,205	1,470,269
Apache Corp.	17,285	1,103,993
BP plc	676,280	3,938,754
Cabot Oil & Gas Corp.	20,940	540,252
Caltex Australia Ltd.	9,878	260,754
Chesapeake Energy Corp.(x)*	23,610	148,035
Chevron Corp.	86,080	8,859,354
Cimarex Energy Co.	4,341	583,300
Concho Resources, Inc.*	5,903	810,777
ConocoPhillips	56,470	2,454,751
Devon Energy Corp.	23,310	1,028,204
Eni S.p.A.	93,066	1,341,148
EOG Resources, Inc.	25,110	2,428,388
EQT Corp.	7,785	565,347
Exxon Mobil Corp.	189,823	16,567,750
Galp Energia SGPS S.A.	16,927	231,415
Hess Corp.	12,070	647,193
Idemitsu Kosan Co., Ltd.	3,200	65,929
Inpex Corp.	34,773	315,264
JX Holdings, Inc.(x)	77,000	310,831
Kinder Morgan, Inc.	83,623	1,934,200
Koninklijke Vopak N.V.	2,573	135,052
Lundin Petroleum AB*	6,828	124,797
Marathon Oil Corp.	38,520	609,001
Marathon Petroleum Corp.	24,160	980,654
Murphy Oil Corp.	7,355	223,592
Neste Oyj	4,690	199,878
Newfield Exploration Co.*	9,055	393,530
Noble Energy, Inc.	19,600	700,504
Occidental Petroleum Corp.	34,905	2,545,273
Oil Search Ltd.	50,135	274,331
OMV AG	5,388	155,082
ONEOK, Inc.	9,560	491,288
Origin Energy Ltd.	64,017	267,063
Phillips 66	21,460	1,728,603
Pioneer Natural Resources Co.	7,480	1,388,662
Range Resources Corp.	7,735	299,731
Repsol S.A.	39,559	536,875
Royal Dutch Shell plc, Class A	154,005	3,822,098
Royal Dutch Shell plc, Class B	137,024	3,555,239
Santos Ltd.(x)	58,156	163,546
Showa Shell Sekiyu KK	6,900	64,026
Southwestern Energy Co.*	17,800	246,352
Spectra Energy Corp.	30,670	1,311,143
Statoil ASA	40,828	684,946
Tesoro Corp.	5,455	434,000
TonenGeneral Sekiyu KK	11,000	111,404
Total S.A.	80,799	3,829,643
Valero Energy Corp.	21,485	1,138,705
Williams Cos., Inc.	31,200	958,776
Woodside Petroleum Ltd.	27,128	596,411

		73,576,113

Total Energy		83,469,380

Financials (7.7%)
Banks (3.7%)
ABN AMRO Group N.V. (CVA)§	8,597	177,890
Aozora Bank Ltd.(x)	43,000	148,115
Australia & New Zealand Banking Group Ltd.(x)	106,735	2,266,363
Banco Bilbao Vizcaya Argentaria S.A.	237,979	1,438,790
Banco de Sabadell S.A.	194,598	249,206
Banco Espirito Santo S.A. (Registered)(b)*†	26,714	—
Banco Popular Espanol S.A.	122,092	150,761
Banco Santander S.A.	528,066	2,335,102
Bank Hapoalim B.M.	38,943	220,808
Bank Leumi Le-Israel B.M.*	51,221	194,656
Bank of America Corp.	472,044	7,387,489
Bank of East Asia Ltd.(x)	43,400	177,143
Bank of Ireland*	1,006,371	209,540
Bank of Kyoto Ltd.(x)	10,415	76,368
Bank of Queensland Ltd.	13,761	119,932
Bankia S.A.	168,538	138,209
Bankinter S.A.	24,663	175,429
Barclays plc	614,861	1,340,637
BB&T Corp.	37,115	1,399,978
Bendigo & Adelaide Bank Ltd.	16,711	138,035
BNP Paribas S.A.	41,538	2,135,707
BOC Hong Kong Holdings Ltd.	135,000	458,414
CaixaBank S.A.	97,400	246,073
Chiba Bank Ltd.(x)	25,000	142,071
Chugoku Bank Ltd.(x)	6,475	79,014
Citigroup, Inc.	134,730	6,363,298
Citizens Financial Group, Inc.	24,108	595,709
Comerica, Inc.	7,970	377,140
Commerzbank AG	38,943	251,070
Commonwealth Bank of Australia(x)	62,469	3,474,253
Concordia Financial Group Ltd.	43,124	188,506
Credit Agricole S.A.	53,502	527,882
Danske Bank A/S	25,830	756,426
DBS Group Holdings Ltd.	64,000	726,535
DNB ASA	35,752	469,702
Erste Group Bank AG*	10,221	302,717
Fifth Third Bancorp	35,775	731,957
Fukuoka Financial Group, Inc.	28,000	116,305
Hachijuni Bank Ltd.	14,000	73,006
Hang Seng Bank Ltd.	28,000	502,851
Hiroshima Bank Ltd.(x)	18,000	74,694
HSBC Holdings plc	720,198	5,407,283
Huntington Bancshares, Inc./Ohio	36,305	357,967
ING Groep N.V.	141,571	1,745,156
Intesa Sanpaolo S.p.A.	464,160	1,030,445
Intesa Sanpaolo S.p.A. (RNC)	34,113	71,457
Iyo Bank Ltd.(x)	8,000	48,406
Japan Post Bank Co., Ltd.	14,816	175,966
JPMorgan Chase & Co.	167,780	11,172,471
KBC Group N.V.*	9,177	534,211
KeyCorp	38,200	464,894

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kyushu Financial Group, Inc.(x)	12,713	$86,763
Lloyds Banking Group plc	2,350,000	1,664,293
M&T Bank Corp.	7,290	846,369
Mebuki Financial Group, Inc.	25,740	92,246
Mediobanca S.p.A.	20,712	134,885
Mitsubishi UFJ Financial Group, Inc.	466,462	2,352,194
Mizrahi Tefahot Bank Ltd.	5,090	64,712
Mizuho Financial Group, Inc.	865,000	1,445,236
National Australia Bank Ltd.	96,504	2,067,101
Natixis S.A.	65,035	303,114
Nordea Bank AB	111,121	1,102,183
Oversea-Chinese Banking Corp., Ltd.	113,000	721,415
People’s United Financial, Inc.	14,160	224,011
PNC Financial Services Group, Inc.	22,900	2,063,061
Raiffeisen Bank International AG*	4,287	65,278
Regions Financial Corp.	58,860	580,948
Resona Holdings, Inc.	80,700	339,386
Royal Bank of Scotland Group plc*	127,587	296,281
Seven Bank Ltd.(x)	21,785	69,733
Shinsei Bank Ltd.	65,000	98,271
Shizuoka Bank Ltd.(x)	19,000	152,136
Skandinaviska Enskilda Banken AB, Class A	55,571	557,982
Societe Generale S.A.	31,666	1,092,813
Standard Chartered plc*	119,927	976,651
Sumitomo Mitsui Financial Group, Inc.	49,200	1,658,185
Sumitomo Mitsui Trust Holdings, Inc.	12,100	392,682
SunTrust Banks, Inc./Georgia	23,070	1,010,466
Suruga Bank Ltd.	7,000	167,859
Svenska Handelsbanken AB, Class A	54,782	752,313
Swedbank AB, Class A	33,131	778,029
U.S. Bancorp	74,645	3,201,524
UniCredit S.p.A.	185,555	432,465
Unione di Banche Italiane S.p.A.	32,989	76,057
United Overseas Bank Ltd.	47,000	652,840
Wells Fargo & Co.	211,180	9,351,050
Westpac Banking Corp.	122,035	2,774,286
Yamaguchi Financial Group, Inc.(x)	7,092	75,572
Zions Bancorp	9,320	289,106

		96,955,533

Capital Markets (1.3%)
3i Group plc	35,582	299,505
Aberdeen Asset Management plc	33,749	142,454
Affiliated Managers Group, Inc.*	2,476	358,277
Ameriprise Financial, Inc.	7,730	771,222
ASX Ltd.	7,083	261,806
Bank of New York Mellon Corp.	49,160	1,960,501
BlackRock, Inc.	5,775	2,093,207
Charles Schwab Corp.	54,910	1,733,509
CME Group, Inc./Illinois	15,480	1,617,970
Credit Suisse Group AG (Registered)*	68,028	890,001
Daiwa Securities Group, Inc.	60,000	337,877
Deutsche Bank AG (Registered)*	50,459	656,487
Deutsche Boerse AG(x)	7,061	551,137
E*TRADE Financial Corp.*	12,875	374,920
Franklin Resources, Inc.	17,035	605,935
Goldman Sachs Group, Inc.	17,970	2,898,021
Hargreaves Lansdown plc	9,544	157,476
Hong Kong Exchanges and Clearing Ltd.	42,000	1,107,937
ICAP plc	20,260	122,398
Intercontinental Exchange, Inc.	5,460	1,470,706
Invesco Ltd.	18,990	593,817
Investec plc	22,587	138,116
Japan Exchange Group, Inc.	19,083	298,604
Julius Baer Group Ltd.*	8,188	332,327
Legg Mason, Inc.	4,905	164,219
London Stock Exchange Group plc	11,471	416,308
Macquarie Group Ltd.(x)	11,205	705,843
Moody’s Corp.	7,765	840,794
Morgan Stanley	69,840	2,239,069
Nasdaq, Inc.	5,245	354,247
Nomura Holdings, Inc.	132,800	594,319
Northern Trust Corp.	9,850	669,702
Partners Group Holding AG	635	319,880
Platinum Asset Management Ltd.(x)	8,585	33,199
S&P Global, Inc.	12,110	1,532,642
SBI Holdings, Inc.	7,804	93,082
Schroders plc	4,962	173,393
Singapore Exchange Ltd.	29,076	158,697
State Street Corp.	18,275	1,272,488
T. Rowe Price Group, Inc.	11,345	754,443
UBS Group AG (Registered)	133,798	1,816,798

		31,913,333

Consumer Finance (0.3%)
Acom Co., Ltd.*	14,590	68,724
AEON Financial Service Co., Ltd.(x)	3,800	66,208
American Express Co.	37,435	2,397,337
Capital One Financial Corp.	24,122	1,732,683
Credit Saison Co., Ltd.	5,400	89,569
Discover Financial Services	18,890	1,068,230
Navient Corp.	15,660	226,600
Provident Financial plc	5,385	211,187
Synchrony Financial	38,118	1,067,304

		6,927,842

Diversified Financial Services (0.6%)
AMP Ltd.	108,204	438,960
Berkshire Hathaway, Inc., Class B*	85,682	12,378,478
Challenger Ltd.	20,875	162,905
Eurazeo S.A.	3,761	218,175
EXOR S.p.A.	4,054	164,307
First Pacific Co., Ltd.	78,096	55,911
Groupe Bruxelles Lambert S.A.	2,952	261,709
Industrivarden AB, Class C	6,006	111,037
Investor AB, Class B	16,664	608,936
Kinnevik AB, Class B	8,612	219,498
Leucadia National Corp.	15,195	289,313
Mitsubishi UFJ Lease & Finance Co., Ltd.	16,380	75,157
Orix Corp.	48,440	714,753
Pargesa Holding S.A.	1,272	87,065
Wendel S.A.	2,343	273,597

		16,059,801

Insurance (1.8%)
Admiral Group plc	7,726	205,188
Aegon N.V.	66,764	255,823
Aflac, Inc.	19,170	1,377,748
Ageas	7,368	268,708
AIA Group Ltd.	440,772	2,953,222
Allianz SE (Registered)	16,719	2,481,648
Allstate Corp.	17,290	1,196,122
American International Group, Inc.	47,154	2,798,118
Aon plc	12,355	1,389,814
Arthur J. Gallagher & Co.	8,061	410,063
Assicurazioni Generali S.p.A.	42,717	521,296
Assurant, Inc.	2,965	273,521
Aviva plc	148,118	847,560
Baloise Holding AG (Registered)	1,830	221,333
Chubb Ltd.	21,081	2,648,828
Cincinnati Financial Corp.	6,765	510,216
CNP Assurances S.A.	15,034	252,567

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Dai-ichi Life Holdings, Inc.	39,445	$541,394
Direct Line Insurance Group plc	50,302	237,846
Gjensidige Forsikring ASA	7,317	136,740
Hannover Rueck SE	2,206	236,307
Hartford Financial Services Group, Inc.	18,115	775,684
Insurance Australia Group Ltd.	88,948	373,468
Japan Post Holdings Co., Ltd.	16,463	206,860
Legal & General Group plc	217,631	618,148
Lincoln National Corp.	10,975	515,606
Loews Corp.	12,225	503,059
Mapfre S.A.	39,431	110,294
Marsh & McLennan Cos., Inc.	23,790	1,599,878
Medibank Pvt Ltd.	100,751	191,651
MetLife, Inc.	50,120	2,226,832
MS&AD Insurance Group Holdings, Inc.	18,600	518,879
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,104	1,138,395
NN Group N.V.	11,593	355,820
Old Mutual plc	180,307	473,865
Poste Italiane S.p.A.§	19,113	131,114
Principal Financial Group, Inc.	12,375	637,436
Progressive Corp.	26,700	841,050
Prudential Financial, Inc.	20,380	1,664,027
Prudential plc	94,114	1,670,381
QBE Insurance Group Ltd.	50,166	357,905
RSA Insurance Group plc	37,208	263,320
Sampo Oyj, Class A	16,355	727,500
SCOR SE	10,451	324,849
Sompo Holdings, Inc.	13,000	384,669
Sony Financial Holdings, Inc.	6,366	87,651
St. James’s Place plc	19,195	236,344
Standard Life plc	72,069	321,245
Suncorp Group Ltd.	47,068	437,511
Swiss Life Holding AG (Registered)*	1,174	303,398
Swiss Reinsurance AG	12,206	1,101,241
T&D Holdings, Inc.	21,200	239,020
Tokio Marine Holdings, Inc.	25,000	958,034
Torchmark Corp.	5,143	328,586
Travelers Cos., Inc.	13,495	1,545,852
Tryg A/S	4,237	85,266
UnipolSai S.p.A.	41,408	67,376
Unum Group	10,890	384,526
Willis Towers Watson plc	6,334	840,965
XL Group Ltd.	13,330	448,288
Zurich Insurance Group AG*	5,503	1,416,109

		45,176,164

Total Financials		197,032,673

Health Care (7.0%)
Biotechnology (1.2%)
AbbVie, Inc.	73,625	4,643,529
Actelion Ltd. (Registered)*	3,758	650,612
Alexion Pharmaceuticals, Inc.*	10,300	1,262,162
Amgen, Inc.	34,381	5,735,094
Biogen, Inc.*	10,010	3,133,430
Celgene Corp.*	35,760	3,737,993
CSL Ltd.	16,933	1,390,626
Genmab A/S*	2,075	355,584
Gilead Sciences, Inc.	62,498	4,944,842
Grifols S.A.	10,913	235,130
Regeneron Pharmaceuticals, Inc.*	3,600	1,447,272
Shire plc	32,822	2,121,445
Vertex Pharmaceuticals, Inc.*	11,273	983,118

		30,640,837

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	67,350	2,848,232
Baxter International, Inc.	25,030	1,191,428
Becton Dickinson and Co.	9,693	1,742,123
Boston Scientific Corp.*	61,615	1,466,437
C.R. Bard, Inc.	3,395	761,431
Cochlear Ltd.(x)	2,093	226,889
Coloplast A/S, Class B	4,434	343,842
Cooper Cos., Inc.	2,259	404,948
Cyberdyne, Inc.(x)*	3,675	57,556
Danaher Corp.	27,340	2,143,183
Dentsply Sirona, Inc.	11,009	654,265
Edwards Lifesciences Corp.*	9,798	1,181,247
Essilor International S.A.	7,523	970,196
Getinge AB, Class B	7,322	141,866
Hologic, Inc.*	11,250	436,838
Hoya Corp.	14,800	594,356
Intuitive Surgical, Inc.*	1,727	1,251,781
Medtronic plc	64,283	5,554,051
Olympus Corp.	10,700	373,279
Smith & Nephew plc	32,760	528,481
Sonova Holding AG (Registered)	1,950	275,991
St. Jude Medical, Inc.	12,945	1,032,493
Stryker Corp.	14,335	1,668,737
Sysmex Corp.	5,800	429,702
Terumo Corp.	12,500	479,174
Varian Medical Systems, Inc.*	4,370	434,946
William Demant Holding A/S*	4,480	91,450
Zimmer Biomet Holdings, Inc.	8,170	1,062,263

		28,347,185

Health Care Providers & Services (1.0%)
Aetna, Inc.	15,967	1,843,390
Alfresa Holdings Corp.	6,900	145,954
AmerisourceBergen Corp.	8,735	705,613
Anthem, Inc.	11,935	1,495,575
Cardinal Health, Inc.	15,070	1,170,939
Centene Corp.*	7,770	520,279
Cigna Corp.	11,685	1,522,789
DaVita, Inc.*	7,560	499,489
Express Scripts Holding Co.*	28,939	2,041,068
Fresenius Medical Care AG & Co. KGaA	8,012	699,356
Fresenius SE & Co. KGaA	14,974	1,194,406
HCA Holdings, Inc.*	13,968	1,056,400
Healthscope Ltd.(x)	63,476	150,385
Henry Schein, Inc.*	3,746	610,523
Humana, Inc.	6,770	1,197,545
Laboratory Corp. of America Holdings*	4,665	641,344
McKesson Corp.	10,445	1,741,704
Mediclinic International plc	13,485	162,131
Medipal Holdings Corp.	6,200	107,245
Miraca Holdings, Inc.	2,100	104,710
Patterson Cos., Inc.(x)	3,775	173,424
Quest Diagnostics, Inc.	6,535	553,057
Ramsay Health Care Ltd.	5,175	314,355
Ryman Healthcare Ltd.	13,718	96,246
Sonic Healthcare Ltd.	14,366	242,665
Suzuken Co., Ltd.	2,850	94,064
UnitedHealth Group, Inc.	43,485	6,087,901
Universal Health Services, Inc., Class B	4,150	511,363

		25,683,920

Health Care Technology (0.0%)
Cerner Corp.*	13,800	852,150

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
M3, Inc.	7,104	$241,933

		1,094,083

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	14,980	705,408
Illumina, Inc.*	6,725	1,221,664
Lonza Group AG (Registered)(x)*	1,936	369,429
Mettler-Toledo International, Inc.*	1,234	518,070
PerkinElmer, Inc.	5,020	281,672
QIAGEN N.V.*	8,089	222,703
Thermo Fisher Scientific, Inc.	18,115	2,881,373
Waters Corp.*	3,715	588,790

		6,789,109

Pharmaceuticals (3.4%)
Allergan plc*	18,061	4,159,629
Astellas Pharma, Inc.	77,200	1,205,626
AstraZeneca plc	46,251	2,996,147
Bayer AG (Registered)	30,253	3,038,730
Bristol-Myers Squibb Co.	76,305	4,114,366
Chugai Pharmaceutical Co., Ltd.	8,200	296,091
Daiichi Sankyo Co., Ltd.(x)	22,000	527,043
Eisai Co., Ltd.	9,300	581,257
Eli Lilly & Co.	44,470	3,569,162
Endo International plc*	9,303	187,455
Galenica AG (Registered)	143	151,627
GlaxoSmithKline plc	178,166	3,796,796
Hikma Pharmaceuticals plc	5,255	137,536
Hisamitsu Pharmaceutical Co., Inc.	2,300	124,142
Johnson & Johnson	126,140	14,900,917
Kyowa Hakko Kirin Co., Ltd.	9,000	141,714
Mallinckrodt plc*	5,115	356,925
Merck & Co., Inc.	126,860	7,917,333
Merck KGaA	4,729	509,610
Mitsubishi Tanabe Pharma Corp.	8,000	170,991
Mylan N.V.*	18,815	717,228
Novartis AG (Registered)	83,244	6,546,414
Novo Nordisk A/S, Class B	67,911	2,829,544
Ono Pharmaceutical Co., Ltd.	15,100	419,246
Orion Oyj, Class B	3,745	147,617
Otsuka Holdings Co., Ltd.	14,286	651,632
Perrigo Co. plc	6,680	616,764
Pfizer, Inc.	276,474	9,364,174
Roche Holding AG	25,703	6,367,561
Sanofi	42,991	3,275,582
Santen Pharmaceutical Co., Ltd.	13,600	200,562
Shionogi & Co., Ltd.	10,900	557,144
Sumitomo Dainippon Pharma Co., Ltd.(x)	5,800	112,129
Taisho Pharmaceutical Holdings Co., Ltd.	1,319	135,124
Takeda Pharmaceutical Co., Ltd.(x)	26,000	1,244,511
Taro Pharmaceutical Industries Ltd.(x)*	549	60,670
Teva Pharmaceutical Industries Ltd.	33,631	1,561,954
UCB S.A.	4,626	357,683
Zoetis, Inc.	20,888	1,086,385

		85,135,021

Total Health Care		177,690,155

Industrials (5.8%)
Aerospace & Defense (0.9%)
Airbus Group SE	21,549	1,303,473
BAE Systems plc	115,849	785,991
Boeing Co.	28,485	3,752,614
Cobham plc	34,867	75,866
General Dynamics Corp.	13,375	2,075,265
L-3 Communications Holdings, Inc.	3,580	539,613
Leonardo-Finmeccanica S.p.A.*	14,806	167,952
Lockheed Martin Corp.	12,040	2,886,229
Meggitt plc	28,359	165,798
Northrop Grumman Corp.	8,260	1,767,227
Raytheon Co.	13,670	1,860,897
Rockwell Collins, Inc.	5,995	505,618
Rolls-Royce Holdings plc*	67,266	627,824
Safran S.A.	11,443	822,789
Singapore Technologies Engineering Ltd.	57,000	135,762
Textron, Inc.	12,395	492,701
Thales S.A.	3,859	355,455
TransDigm Group, Inc.*	2,464	712,392
United Technologies Corp.	35,575	3,614,420
Zodiac Aerospace	7,412	180,472

		22,828,358

Air Freight & Logistics (0.3%)
Bollore S.A.(x)	31,748	110,380
C.H. Robinson Worldwide, Inc.	6,560	462,218
Deutsche Post AG (Registered)	35,494	1,109,252
Expeditors International of Washington, Inc.	8,295	427,358
FedEx Corp.	11,745	2,051,617
Royal Mail plc	32,925	208,573
United Parcel Service, Inc., Class B	31,555	3,450,855
Yamato Holdings Co., Ltd.	13,200	307,229

		8,127,482

Airlines (0.2%)
Alaska Air Group, Inc.	5,672	373,558
American Airlines Group, Inc.	27,545	1,008,422
ANA Holdings, Inc.	42,000	114,167
Cathay Pacific Airways Ltd.(x)	43,060	60,148
Delta Air Lines, Inc.	35,588	1,400,745
Deutsche Lufthansa AG (Registered)	8,497	94,549
easyJet plc	5,813	75,985
International Consolidated Airlines Group S.A.	29,603	153,542
Japan Airlines Co., Ltd.	4,379	128,913
Qantas Airways Ltd.	18,862	45,246
Ryanair Holdings plc (ADR)	204	15,306
Singapore Airlines Ltd.(x)	20,000	154,694
Southwest Airlines Co.	29,125	1,132,671
United Continental Holdings, Inc.*	15,373	806,621

		5,564,567

Building Products (0.2%)
Allegion plc	4,388	302,377
Asahi Glass Co., Ltd.	37,000	239,557
Assa Abloy AB, Class B	36,668	744,534
Cie de Saint-Gobain	17,444	753,115
Daikin Industries Ltd.	8,600	801,230
Fortune Brands Home & Security, Inc.	7,054	409,837
Geberit AG (Registered)	1,383	605,270
Lixil Group Corp.	9,800	210,222
Masco Corp.	15,220	522,198
Toto Ltd.(x)	5,500	207,275

		4,795,615

Commercial Services & Supplies (0.2%)
Aggreko plc	9,370	115,815
Babcock International Group plc	9,223	123,739
Brambles Ltd.	57,764	531,150
Cintas Corp.	4,020	452,652
Dai Nippon Printing Co., Ltd.	20,000	195,994
Edenred	7,583	177,310
G4S plc	56,762	167,597
ISS A/S	6,114	254,370
Park24 Co., Ltd.(x)	3,800	123,475
Pitney Bowes, Inc.	8,725	158,446

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Services, Inc.	10,860	$547,887
Secom Co., Ltd.	7,700	574,626
Securitas AB, Class B	11,455	191,898
Societe BIC S.A.	1,053	155,727
Sohgo Security Services Co., Ltd.	2,700	145,009
Stericycle, Inc.*	3,865	309,741
Toppan Printing Co., Ltd.	19,000	171,432
Waste Management, Inc.	18,910	1,205,702

		5,602,570

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	7,031	212,495
Boskalis Westminster	3,218	114,523
Bouygues S.A.	7,576	251,017
CIMIC Group Ltd.	3,677	81,305
Eiffage S.A.	2,095	162,762
Ferrovial S.A.	17,712	376,799
Fluor Corp.	6,350	325,882
Hochtief AG	761	107,300
Jacobs Engineering Group, Inc.*	5,590	289,115
JGC Corp.	7,471	129,838
Kajima Corp.	33,000	230,655
Obayashi Corp.	24,000	237,895
OCI N.V.(x)*	3,469	51,145
Quanta Services, Inc.*	6,885	192,711
Shimizu Corp.	20,000	178,450
Skanska AB, Class B	12,440	290,259
Taisei Corp.	38,595	288,941
Vinci S.A.	18,326	1,401,309

		4,922,401

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	71,980	1,616,203
Acuity Brands, Inc.	2,025	535,815
AMETEK, Inc.	10,737	513,014
Eaton Corp. plc	20,955	1,376,953
Emerson Electric Co.	29,385	1,601,776
Fuji Electric Co., Ltd.	20,000	91,633
Legrand S.A.	9,766	575,810
Mabuchi Motor Co., Ltd.	1,900	105,269
Mitsubishi Electric Corp.	71,000	908,978
Nidec Corp.	8,800	809,610
OSRAM Licht AG	3,256	191,144
Prysmian S.p.A.	7,136	186,988
Rockwell Automation, Inc.	6,035	738,322
Schneider Electric SE	20,422	1,423,985
Vestas Wind Systems A/S	8,198	677,313

		11,352,813

Industrial Conglomerates (1.3%)
3M Co.	27,660	4,874,522
CK Hutchison Holdings Ltd.	98,460	1,256,231
DCC plc	3,239	295,297
General Electric Co.	415,439	12,305,303
Honeywell International, Inc.	35,150	4,098,139
Jardine Matheson Holdings Ltd.(x)	9,100	556,010
Keihan Holdings Co., Ltd.(x)	18,000	125,821
Keppel Corp., Ltd.(x)	53,000	212,058
Koninklijke Philips N.V.	34,064	1,008,513
NWS Holdings Ltd.	55,000	92,133
Roper Technologies, Inc.	4,615	842,099
Seibu Holdings, Inc.(x)	6,258	103,248
Sembcorp Industries Ltd.	35,000	67,032
Siemens AG (Registered)	27,987	3,276,243
Smiths Group plc	14,454	274,274
Toshiba Corp.(x)*	147,000	491,155

		29,878,078

Machinery (0.9%)
Alfa Laval AB	10,742	168,275
Alstom S.A.*	5,612	148,433
Amada Holdings Co., Ltd.	13,000	135,038
Andritz AG	2,664	145,007
Atlas Copco AB, Class A	24,567	739,155
Atlas Copco AB, Class B	14,276	389,785
Caterpillar, Inc.	26,620	2,363,057
CNH Industrial N.V.	37,187	266,181
Cummins, Inc.	7,435	952,795
Deere & Co.	13,680	1,167,588
Dover Corp.	7,070	520,635
FANUC Corp.	7,236	1,224,670
Flowserve Corp.	5,910	285,098
Fortive Corp.	13,670	695,803
GEA Group AG	6,690	371,085
Hino Motors Ltd.(x)	9,816	105,090
Hitachi Construction Machinery Co., Ltd.(x)	4,000	79,719
Hoshizaki Electric Co., Ltd.	1,900	173,542
IHI Corp.(x)	53,000	153,923
Illinois Tool Works, Inc.	14,945	1,791,009
IMI plc	9,949	138,317
Ingersoll-Rand plc	11,715	795,917
JTEKT Corp.	8,200	123,250
Kawasaki Heavy Industries Ltd.	51,000	157,960
Komatsu Ltd.	33,800	774,495
Kone Oyj, Class B	12,325	625,359
Kubota Corp.	39,000	589,542
Kurita Water Industries Ltd.	3,700	87,978
Makita Corp.(x)	4,100	291,575
MAN SE	1,290	135,983
Metso Oyj	4,126	120,360
Minebea Co., Ltd.(x)	12,000	113,633
Mitsubishi Heavy Industries Ltd.	117,000	489,193
Nabtesco Corp.	4,523	128,047
NGK Insulators Ltd.	10,000	207,069
NSK Ltd.	16,000	164,192
PACCAR, Inc.	16,040	942,831
Parker-Hannifin Corp.	6,155	772,637
Pentair plc	8,323	534,670
Sandvik AB	39,007	428,685
Schindler Holding AG	1,619	303,311
Schindler Holding AG (Registered)	747	141,383
Sembcorp Marine Ltd.(x)	30,000	29,006
SKF AB, Class B	14,564	251,245
SMC Corp.	2,100	605,788
Snap-on, Inc.	2,670	405,733
Stanley Black & Decker, Inc.	6,970	857,171
Sumitomo Heavy Industries Ltd.	20,000	98,548
THK Co., Ltd.	4,400	86,674
Volvo AB, Class B	56,404	643,267
Wartsila Oyj Abp	5,412	243,592
Weir Group plc	7,828	172,097
Xylem, Inc.	8,150	427,468
Yangzijiang Shipbuilding Holdings Ltd.	70,187	38,853
Zardoya Otis S.A.	6,620	63,657

		23,865,374

Marine (0.0%)
A. P. Moeller - Maersk A/S, Class A	140	197,300
A. P. Moeller - Maersk A/S, Class B	234	344,191
Kuehne + Nagel International AG (Registered)	1,976	286,489
Mitsui O.S.K. Lines Ltd.	41,000	95,413
Nippon Yusen KK(x)	59,000	110,473

		1,033,866

Professional Services (0.3%)
Adecco Group AG (Registered)	6,064	341,487

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Bureau Veritas S.A.	9,691	$207,876
Capita plc	24,313	211,180
Dun & Bradstreet Corp.	1,660	226,789
Equifax, Inc.	5,410	728,078
Experian plc	35,113	703,517
Intertek Group plc	5,905	267,350
Nielsen Holdings plc	16,501	883,958
Randstad Holding N.V.	4,353	198,287
Recruit Holdings Co., Ltd.	10,341	420,681
RELX N.V.	36,394	653,531
RELX plc	40,505	768,647
Robert Half International, Inc.	5,965	225,835
SEEK Ltd.	11,971	142,987
SGS S.A. (Registered)	201	449,984
Verisk Analytics, Inc.*	7,054	573,349
Wolters Kluwer N.V.	11,045	472,660

		7,476,196

Road & Rail (0.5%)
Aurizon Holdings Ltd.	76,582	275,828
Central Japan Railway Co.	5,276	902,652
ComfortDelGro Corp., Ltd.	78,000	161,566
CSX Corp.	43,990	1,341,695
DSV A/S	7,043	351,708
East Japan Railway Co.	12,300	1,108,938
Hankyu Hanshin Holdings, Inc.	8,800	302,556
J.B. Hunt Transport Services, Inc.	4,041	327,887
Kansas City Southern	4,950	461,934
Keikyu Corp.(x)	17,000	177,208
Keio Corp.	21,000	183,397
Keisei Electric Railway Co., Ltd.	5,234	130,609
Kintetsu Group Holdings Co., Ltd.	66,000	276,663
MTR Corp., Ltd.(x)	53,500	296,128
Nagoya Railroad Co., Ltd.(x)	33,000	179,334
Nippon Express Co., Ltd.	30,000	140,184
Norfolk Southern Corp.	13,650	1,324,869
Odakyu Electric Railway Co., Ltd.	11,000	244,727
Ryder System, Inc.	2,430	160,259
Tobu Railway Co., Ltd.	35,000	178,119
Tokyu Corp.	39,000	297,307
Union Pacific Corp.	38,690	3,773,435
West Japan Railway Co.	6,025	372,974

		12,969,977

Trading Companies & Distributors (0.3%)
AerCap Holdings N.V.*	6,230	239,793
Ashtead Group plc	18,414	303,353
Brenntag AG	5,653	308,479
Bunzl plc	12,263	362,846
Fastenal Co.	13,150	549,407
ITOCHU Corp.(x)	55,000	688,983
Marubeni Corp.(x)	60,000	307,596
Mitsubishi Corp.	55,300	1,257,022
Mitsui & Co., Ltd.(x)	62,400	863,115
Noble Group Ltd.*	160,000	18,101
Rexel S.A.	11,043	169,020
Sumitomo Corp.(x)	43,500	485,737
Toyota Tsusho Corp.	7,800	180,923
Travis Perkins plc	9,143	182,715
United Rentals, Inc.*	4,150	325,734
W.W. Grainger, Inc.	2,616	588,181
Wolseley plc	9,338	526,359

		7,357,364

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	19,928	310,272
Aena S.A.§	2,470	364,315
Aeroports de Paris S.A.	1,087	107,797
Atlantia S.p.A.	15,105	383,519
Auckland International Airport Ltd.	34,849	186,565
Fraport AG Frankfurt Airport Services Worldwide	1,521	83,107
Groupe Eurotunnel SE (Registered)	17,103	184,898
Hutchison Port Holdings Trust	191,210	85,415
Japan Airport Terminal Co., Ltd.(x)	1,700	64,628
Kamigumi Co., Ltd.	9,000	78,418
Mitsubishi Logistics Corp.(x)	4,000	57,681
Sydney Airport	39,965	214,742
Transurban Group	74,467	649,384

		2,770,741

Total Industrials		148,545,402

Information Technology (8.3%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	230,020	7,296,235
F5 Networks, Inc.*	3,135	390,746
Harris Corp.	5,690	521,261
Juniper Networks, Inc.	16,050	386,163
Motorola Solutions, Inc.	7,255	553,411
Nokia Oyj	211,067	1,223,366
Telefonaktiebolaget LM Ericsson, Class B	111,334	803,499

		11,174,681

Electronic Equipment, Instruments & Components (0.4%)
Alps Electric Co., Ltd.(x)	6,715	161,461
Amphenol Corp., Class A	14,040	911,477
Corning, Inc.	50,845	1,202,484
FLIR Systems, Inc.	6,245	196,218
Hamamatsu Photonics KK(x)	5,200	159,756
Hexagon AB, Class B	9,454	412,538
Hirose Electric Co., Ltd.	1,235	162,326
Hitachi High-Technologies Corp.	2,441	97,298
Hitachi Ltd.	176,000	823,174
Ingenico Group S.A.	2,008	175,425
Keyence Corp.	1,700	1,237,289
Kyocera Corp.	11,700	561,304
Murata Manufacturing Co., Ltd.	7,000	913,038
Nippon Electric Glass Co., Ltd.	15,000	77,667
Omron Corp.	7,000	251,527
Shimadzu Corp.	8,000	121,715
TDK Corp.	4,500	301,010
TE Connectivity Ltd.	16,890	1,087,378
Yaskawa Electric Corp.(x)	9,000	134,491
Yokogawa Electric Corp.	8,300	110,445

		9,098,021

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	8,080	428,159
Alphabet, Inc., Class A*	13,404	10,777,620
Alphabet, Inc., Class C*	13,628	10,592,908
Auto Trader Group plc§	36,622	192,481
eBay, Inc.*	49,535	1,629,702
Facebook, Inc., Class A*	104,936	13,460,141
Kakaku.com, Inc.(x)	5,221	94,272
Mixi, Inc.(x)	1,696	61,139
United Internet AG (Registered)	4,500	199,095
VeriSign, Inc.(x)*	4,390	343,474
Yahoo! Japan Corp.	52,088	207,392
Yahoo!, Inc.*	39,800	1,715,380

		39,701,763

IT Services (1.4%)
Accenture plc, Class A	28,710	3,507,501
Alliance Data Systems Corp.*	2,730	585,667
Amadeus IT Group S.A., Class A	16,054	802,057
Atos SE	3,219	346,853
Automatic Data Processing, Inc.	20,925	1,845,585
Capgemini S.A.	5,984	586,035

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A*	27,850	$1,328,724
Computershare Ltd.	17,055	135,011
CSRA, Inc.	6,185	166,377
Fidelity National Information Services, Inc.	12,625	972,504
Fiserv, Inc.*	10,170	1,011,610
Fujitsu Ltd.	68,000	367,097
Global Payments, Inc.	7,057	541,695
International Business Machines Corp.	40,445	6,424,687
MasterCard, Inc.	44,810	4,560,314
Nomura Research Institute Ltd.	4,550	157,008
NTT Data Corp.	4,618	230,810
Obic Co., Ltd.	2,370	126,087
Otsuka Corp.	1,900	90,184
Paychex, Inc.	14,655	848,085
PayPal Holdings, Inc.*	50,835	2,082,710
Teradata Corp.*	6,080	188,480
Total System Services, Inc.	7,665	361,405
Visa, Inc., Class A	87,740	7,256,097
Western Union Co.	22,900	476,778
Worldpay Group plc§	51,217	196,632
Xerox Corp.	43,505	440,706

		35,636,699

Semiconductors & Semiconductor Equipment (1.3%)
Analog Devices, Inc.	14,140	911,323
Applied Materials, Inc.	51,665	1,557,700
ASM Pacific Technology Ltd.	8,800	72,717
ASML Holding N.V.	13,475	1,477,657
Broadcom Ltd.	16,938	2,922,144
First Solar, Inc.(x)*	3,440	135,846
Infineon Technologies AG	41,375	738,263
Intel Corp.	215,955	8,152,300
KLA-Tencor Corp.	7,130	497,032
Lam Research Corp.	7,279	689,394
Linear Technology Corp.	10,930	648,040
Microchip Technology, Inc.	9,760	606,486
Micron Technology, Inc.*	47,395	842,683
NVIDIA Corp.	23,340	1,599,257
NXP Semiconductors N.V.*	10,760	1,097,628
Qorvo, Inc.*	5,865	326,915
QUALCOMM, Inc.	68,305	4,678,893
Rohm Co., Ltd.	3,300	173,951
Skyworks Solutions, Inc.	8,742	665,616
STMicroelectronics N.V.(x)	23,318	190,328
Texas Instruments, Inc.	45,960	3,225,473
Tokyo Electron Ltd.	5,800	511,827
Xilinx, Inc.	11,645	632,789

		32,354,262

Software (1.8%)
Activision Blizzard, Inc.	31,624	1,400,943
Adobe Systems, Inc.*	22,785	2,473,084
Autodesk, Inc.*	10,260	742,106
CA, Inc.	13,505	446,745
Check Point Software Technologies Ltd.(x)*	4,799	372,450
Citrix Systems, Inc.*	7,030	599,097
Dassault Systemes S.A.	4,696	407,408
Electronic Arts, Inc.*	14,115	1,205,421
Gemalto N.V.	2,931	187,938
GungHo Online Entertainment, Inc.(x)	15,480	37,938
Intuit, Inc.	11,765	1,294,268
Konami Corp.	3,400	131,653
Microsoft Corp.	361,585	20,827,296
Mobileye N.V.*	6,416	273,129
Nexon Co., Ltd.	6,353	99,269
Nice Ltd.	2,220	148,452
Nintendo Co., Ltd.	4,200	1,111,346
Oracle Corp.	144,015	5,656,909
Oracle Corp. Japan	1,400	79,031
Red Hat, Inc.*	8,325	672,910
Sage Group plc	39,485	378,183
salesforce.com, Inc.*	28,806	2,054,732
SAP SE	35,955	3,271,474
Symantec Corp.	27,840	698,784
Trend Micro, Inc.	4,100	142,830

		44,713,396

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	249,806	28,240,568
Brother Industries Ltd.	8,600	151,479
Canon, Inc.	38,977	1,129,704
Fujifilm Holdings Corp.	16,000	592,152
Hewlett Packard Enterprise Co.	78,475	1,785,306
HP, Inc.	78,925	1,225,705
Konica Minolta, Inc.(x)	16,500	139,975
NEC Corp.	95,000	245,433
NetApp, Inc.	13,190	472,466
Ricoh Co., Ltd.	24,000	216,890
Seagate Technology plc	13,540	521,967
Seiko Epson Corp.	10,200	196,599
Western Digital Corp.	12,825	749,878

		35,668,122

Total Information Technology		208,346,944

Materials (2.3%)
Chemicals (1.4%)
Air Liquide S.A.(x)	14,166	1,517,909
Air Products & Chemicals, Inc.	8,895	1,337,274
Air Water, Inc.	6,000	113,228
Akzo Nobel N.V.	9,059	613,036
Albemarle Corp.	5,164	441,470
Arkema S.A.	2,452	226,810
Asahi Kasei Corp.	46,000	366,530
BASF SE	33,602	2,873,563
CF Industries Holdings, Inc.	10,630	258,841
Chr Hansen Holding A/S	3,618	215,066
Covestro AG§	2,593	153,324
Croda International plc	4,802	217,062
Daicel Corp.	11,000	139,451
Dow Chemical Co.	51,035	2,645,144
E.I. du Pont de Nemours & Co.	39,815	2,666,411
Eastman Chemical Co.	6,770	458,194
Ecolab, Inc.	12,170	1,481,332
EMS-Chemie Holding AG (Registered)	300	160,981
Evonik Industries AG	5,115	172,880
FMC Corp.	6,100	294,874
Fuchs Petrolub SE (Preference)(q)	2,543	116,088
Givaudan S.A. (Registered)	338	687,412
Hitachi Chemical Co., Ltd.	3,800	87,097
Incitec Pivot Ltd.(x)	61,722	133,854
International Flavors & Fragrances, Inc.	3,645	521,126
Israel Chemicals Ltd.	18,660	72,613
Johnson Matthey plc	7,081	302,671
JSR Corp.(x)	7,000	110,007
K+S AG (Registered)(x)	7,002	133,037
Kaneka Corp.	10,000	79,200
Kansai Paint Co., Ltd.(x)	8,148	178,485
Koninklijke DSM N.V.	6,638	448,324
Kuraray Co., Ltd.	13,000	192,959
Lanxess AG	3,349	207,986

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Linde AG	6,795	$1,154,777
LyondellBasell Industries N.V., Class A	15,816	1,275,719
Mitsubishi Chemical Holdings Corp.	49,500	311,199
Mitsubishi Gas Chemical Co., Inc.	6,500	92,951
Mitsui Chemicals, Inc.	33,000	157,276
Monsanto Co.	20,120	2,056,264
Mosaic Co.	16,075	393,195
Nippon Paint Holdings Co., Ltd.(x)	6,000	201,299
Nitto Denko Corp.	6,100	395,904
Novozymes A/S, Class B	8,536	375,401
Orica Ltd.(x)	13,661	159,375
PPG Industries, Inc.	12,210	1,262,026
Praxair, Inc.	13,030	1,574,415
Sherwin-Williams Co.	3,615	1,000,126
Shin-Etsu Chemical Co., Ltd.	14,300	998,376
Sika AG	79	383,957
Solvay S.A.	2,712	313,424
Sumitomo Chemical Co., Ltd.	57,000	253,455
Symrise AG	4,512	330,700
Syngenta AG (Registered)	3,401	1,487,154
Taiyo Nippon Sanso Corp.(x)	4,000	41,704
Teijin Ltd.	6,800	131,894
Toray Industries, Inc.	53,000	515,657
Umicore S.A.	3,483	218,442
Yara International ASA	6,542	217,824

		34,926,753

Construction Materials (0.2%)
Boral Ltd.	27,203	141,004
CRH plc	30,113	1,006,875
Fletcher Building Ltd.	25,265	197,707
HeidelbergCement AG	5,156	487,024
Imerys S.A.	1,310	94,608
James Hardie Industries plc (CDI)	16,298	255,645
LafargeHolcim Ltd. (Registered)*	16,653	898,921
Martin Marietta Materials, Inc.	2,947	527,837
Taiheiyo Cement Corp.	43,000	123,990
Vulcan Materials Co.	6,110	694,890

		4,428,501

Containers & Packaging (0.1%)
Amcor Ltd.	42,369	492,659
Avery Dennison Corp.	4,080	317,383
Ball Corp.	6,490	531,856
International Paper Co.	18,795	901,783
Owens-Illinois, Inc.*	7,350	135,167
Sealed Air Corp.	8,935	409,402
Toyo Seikan Group Holdings Ltd.	5,965	105,095
WestRock Co.	11,570	560,913

		3,454,258

Metals & Mining (0.6%)
Alcoa, Inc.	60,110	609,515
Alumina Ltd.(x)	89,551	100,304
Anglo American plc*	51,285	643,762
Antofagasta plc	14,426	97,746
ArcelorMittal S.A.*	67,292	410,936
BHP Billiton Ltd.	117,495	2,032,671
BHP Billiton plc	77,267	1,161,314
Boliden AB	10,006	234,963
Fortescue Metals Group Ltd.(x)	56,957	217,003
Freeport-McMoRan, Inc.	57,220	621,409
Fresnillo plc	8,088	190,304
Glencore plc*	447,620	1,227,148
Hitachi Metals Ltd.	8,000	97,772
JFE Holdings, Inc.(x)	19,100	278,490
Kobe Steel Ltd.(x)*	11,300	102,276
Maruichi Steel Tube Ltd.(x)	2,100	72,544
Mitsubishi Materials Corp.	4,000	109,324
Newcrest Mining Ltd.	28,042	465,861
Newmont Mining Corp.	24,145	948,657
Nippon Steel & Sumitomo Metal Corp.	29,314	601,932
Norsk Hydro ASA	49,199	212,252
Nucor Corp.	14,515	717,767
Randgold Resources Ltd.	3,420	343,871
Rio Tinto Ltd.	15,519	615,555
Rio Tinto plc	45,241	1,505,395
South32 Ltd.(x)	194,762	360,875
Sumitomo Metal Mining Co., Ltd.	18,000	248,849
thyssenkrupp AG	13,458	320,880
voestalpine AG	4,160	143,823

		14,693,198

Paper & Forest Products (0.0%)
Mondi plc	13,435	282,443
Oji Holdings Corp.	31,000	122,665
Stora Enso Oyj, Class R	20,154	178,955
UPM-Kymmene Oyj	19,526	412,337

		996,400

Total Materials		58,499,110

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp. (REIT)	19,355	2,193,501
Apartment Investment & Management Co. (REIT), Class A	7,150	328,257
Ascendas Real Estate Investment Trust (REIT)	62,000	115,019
AvalonBay Communities, Inc. (REIT)	6,265	1,114,168
Boston Properties, Inc. (REIT)	7,045	960,163
British Land Co. plc (REIT)	35,772	293,889
CapitaLand Commercial Trust (REIT)(x)	75,000	87,831
CapitaLand Mall Trust (REIT)	90,000	143,728
Crown Castle International Corp. (REIT)	15,250	1,436,702
Daiwa House REIT Investment Corp. (REIT)	50	146,911
Dexus Property Group (REIT)(x)	35,411	249,001
Digital Realty Trust, Inc. (REIT)	6,688	649,539
Equinix, Inc. (REIT)	3,159	1,138,029
Equity Residential (REIT)	16,660	1,071,738
Essex Property Trust, Inc. (REIT)	3,003	668,768
Extra Space Storage, Inc. (REIT)	5,713	453,669
Federal Realty Investment Trust (REIT)	3,213	494,577
Fonciere des Regions (REIT)	2,883	268,676
Gecina S.A. (REIT)	2,545	400,164
General Growth Properties, Inc. (REIT)	26,610	734,436
Goodman Group (REIT)(x)	65,057	363,404
GPT Group (REIT)	65,737	255,120
Hammerson plc (REIT)	28,697	218,774
HCP, Inc. (REIT)	21,250	806,438
Host Hotels & Resorts, Inc. (REIT)	34,345	534,752
ICADE (REIT)	3,394	264,712
Intu Properties plc (REIT)(x)	34,434	132,288
Iron Mountain, Inc. (REIT)	10,988	412,380
Japan Prime Realty Investment Corp. (REIT)	31	139,913
Japan Real Estate Investment Corp. (REIT)	48	286,768
Japan Retail Fund Investment Corp. (REIT)	94	232,195
Kimco Realty Corp. (REIT)	18,900	547,155

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Klepierre S.A. (REIT)	11,301	$517,955
Land Securities Group plc (REIT)	28,925	397,515
Link REIT (REIT)	82,000	605,040
Macerich Co. (REIT)	5,780	467,429
Mirvac Group (REIT)	135,403	232,629
Nippon Building Fund, Inc. (REIT)	52	329,083
Nippon Prologis REIT, Inc. (REIT)	46	116,358
Nomura Real Estate Master Fund, Inc. (REIT)	130	217,193
Prologis, Inc. (REIT)	23,962	1,282,924
Public Storage (REIT)	6,755	1,507,310
Realty Income Corp. (REIT)	11,434	765,278
Scentre Group (REIT)	194,782	702,261
Segro plc (REIT)	27,354	161,150
Simon Property Group, Inc. (REIT)	14,140	2,927,120
SL Green Realty Corp. (REIT)	4,577	494,774
Stockland (REIT)	87,509	319,404
Suntec Real Estate Investment Trust (REIT)	87,000	110,005
UDR, Inc. (REIT)	12,195	438,898
Unibail-Rodamco SE (REIT)	3,609	973,001
United Urban Investment Corp. (REIT)(x)	101	183,934
Ventas, Inc. (REIT)	15,339	1,083,394
Vicinity Centres (REIT)	123,098	299,472
Vornado Realty Trust (REIT)	8,110	820,813
Welltower, Inc. (REIT)	16,240	1,214,264
Westfield Corp. (REIT)	72,223	538,528
Weyerhaeuser Co. (REIT)	34,106	1,089,346

		34,937,743

Real Estate Management & Development (0.4%)
Aeon Mall Co., Ltd.	4,170	65,845
Azrieli Group Ltd.	1,553	68,154
CapitaLand Ltd.	93,000	219,673
CBRE Group, Inc., Class A*	13,290	371,854
Cheung Kong Property Holdings Ltd.	98,840	728,958
City Developments Ltd.	15,000	100,404
Daito Trust Construction Co., Ltd.	2,700	431,497
Daiwa House Industry Co., Ltd.	21,000	575,171
Deutsche Wohnen AG	12,344	448,714
Global Logistic Properties Ltd.(x)	97,473	134,345
Hang Lung Properties Ltd.	82,000	186,135
Henderson Land Development Co., Ltd.	38,937	232,725
Hongkong Land Holdings Ltd.(x)	43,000	297,990
Hulic Co., Ltd.	10,908	111,325
Hysan Development Co., Ltd.(x)	23,000	108,043
Kerry Properties Ltd.(x)	23,500	77,411
LendLease Group(x)	20,200	217,826
Mitsubishi Estate Co., Ltd.	46,000	862,376
Mitsui Fudosan Co., Ltd.	33,000	702,659
New World Development Co., Ltd.	202,854	265,628
Nomura Real Estate Holdings, Inc.	4,536	76,535
NTT Urban Development Corp.	4,214	40,680
Sino Land Co., Ltd.	110,000	196,230
Sumitomo Realty & Development Co., Ltd.	13,000	336,800
Sun Hung Kai Properties Ltd.	53,000	807,738
Swire Pacific Ltd., Class A(x)	20,000	216,471
Swire Properties Ltd.	42,802	125,954
Swiss Prime Site AG (Registered)*	2,549	223,546
Tokyo Tatemono Co., Ltd.	8,000	96,093
Tokyu Fudosan Holdings Corp.	18,755	101,918
UOL Group Ltd.	17,000	70,261
Vonovia SE	17,048	645,538
Wharf Holdings Ltd.	49,000	359,034
Wheelock & Co., Ltd.(x)	29,000	172,271

		9,675,802

Total Real Estate		44,613,545

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	281,196	11,419,371
Bezeq Israeli Telecommunication Corp., Ltd.	75,877	143,022
BT Group plc	309,779	1,561,931
CenturyLink, Inc.	24,829	681,059
Deutsche Telekom AG (Registered)	117,969	1,977,557
Elisa Oyj	5,203	191,876
Frontier Communications Corp.	53,390	222,102
HKT Trust & HKT Ltd.(x)	96,950	136,814
Iliad S.A.	966	202,707
Inmarsat plc	16,460	150,618
Koninklijke KPN N.V.	124,977	414,861
Level 3 Communications, Inc.*	13,204	612,402
Nippon Telegraph & Telephone Corp.	25,318	1,156,283
Orange S.A.	72,679	1,137,300
PCCW Ltd.(x)	153,000	94,045
Proximus SADP	5,565	166,030
SFR Group S.A.	4,008	117,766
Singapore Telecommunications Ltd.	291,000	853,039
Spark New Zealand Ltd.	66,935	176,013
Swisscom AG (Registered)	948	450,051
TDC A/S*	29,705	175,145
Telecom Italia S.p.A.*	370,407	306,495
Telecom Italia S.p.A. (RNC)*	220,518	149,669
Telefonica Deutschland Holding AG	27,205	109,359
Telefonica S.A.	163,809	1,657,626
Telenor ASA	27,464	472,249
Telia Co. AB	95,046	425,444
Telstra Corp., Ltd.	156,540	621,722
TPG Telecom Ltd.	12,416	82,390
Verizon Communications, Inc.	186,225	9,679,977
Vivendi S.A.	42,552	857,464
Vocus Communications Ltd.	18,407	88,406

		36,490,793

Wireless Telecommunication Services (0.3%)
KDDI Corp.	68,910	2,120,537
Millicom International Cellular S.A. (SDR)	2,418	125,350
NTT DoCoMo, Inc.	52,315	1,326,411
SoftBank Group Corp.	35,200	2,280,322
StarHub Ltd.(x)	21,924	55,450
Tele2 AB, Class B	11,768	101,506
Vodafone Group plc	971,520	2,785,715

		8,795,291

Total Telecommunication Services		45,286,084

Utilities (1.7%)
Electric Utilities (1.0%)
Alliant Energy Corp.	10,444	400,110
American Electric Power Co., Inc.	22,450	1,441,515
AusNet Services	64,709	81,408
Cheung Kong Infrastructure Holdings Ltd.	24,000	207,893
Chubu Electric Power Co., Inc.	23,600	343,608
Chugoku Electric Power Co., Inc.(x)	10,200	128,205
CLP Holdings Ltd.	60,000	622,929
Contact Energy Ltd.	26,356	96,893
Duke Energy Corp.	31,439	2,516,377
Edison International	14,895	1,076,164
EDP - Energias de Portugal S.A.	84,720	284,464

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Electricite de France S.A.	9,132	$111,099
Endesa S.A.	11,620	249,057
Enel S.p.A.	278,951	1,244,125
Entergy Corp.	8,170	626,884
Eversource Energy	14,470	783,985
Exelon Corp.	42,050	1,399,845
FirstEnergy Corp.	19,330	639,436
Fortum Oyj	16,250	262,486
HK Electric Investments & HK Electric Investments Ltd.(x)§	96,978	95,221
Hokuriku Electric Power Co.(x)	6,200	75,562
Iberdrola S.A.	198,928	1,351,391
Kansai Electric Power Co., Inc.*	25,800	234,351
Kyushu Electric Power Co., Inc.	15,600	145,100
Mercury NZ Ltd.	25,608	56,702
NextEra Energy, Inc.	21,040	2,573,612
PG&E Corp.	22,535	1,378,466
Pinnacle West Capital Corp.	5,090	386,789
Power Assets Holdings Ltd.	51,000	499,543
PPL Corp.	30,800	1,064,756
Red Electrica Corp. S.A.	15,836	341,358
Shikoku Electric Power Co., Inc.(x)	6,200	61,244
Southern Co.	41,705	2,139,467
SSE plc	36,811	747,241
Terna Rete Elettrica Nazionale S.p.A.	55,150	284,362
Tohoku Electric Power Co., Inc.	16,600	216,492
Tokyo Electric Power Co., Inc.*	52,900	228,786
Xcel Energy, Inc.	23,190	954,037

		25,350,963

Gas Utilities (0.1%)
APA Group	40,766	266,487
Enagas S.A.	8,298	249,366
Gas Natural SDG S.A.	12,813	263,329
Hong Kong & China Gas Co., Ltd.	278,482	527,049
Osaka Gas Co., Ltd.	68,000	285,206
Snam S.p.A.	89,646	496,660
Toho Gas Co., Ltd.(x)	13,633	127,614
Tokyo Gas Co., Ltd.	74,000	329,251

		2,544,962

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	30,130	387,171
Electric Power Development Co., Ltd.	5,400	129,702
Meridian Energy Ltd.	46,881	88,684
NRG Energy, Inc.	14,370	161,088

		766,645

Multi-Utilities (0.6%)
AGL Energy Ltd.	24,684	360,556
Ameren Corp.	11,070	544,423
CenterPoint Energy, Inc.	19,640	456,237
Centrica plc	198,486	587,085
CMS Energy Corp.	12,625	530,376
Consolidated Edison, Inc.	13,430	1,011,279
Dominion Resources, Inc.	27,240	2,023,116
DTE Energy Co.	8,210	769,031
DUET Group(x)	84,918	163,499
E.ON SE	73,204	518,267
Engie S.A.(x)	53,455	828,071
National Grid plc	137,033	1,936,704
NiSource, Inc.	14,595	351,885
Public Service Enterprise Group, Inc.	23,125	968,244
RWE AG*	17,904	308,489
SCANA Corp.	6,520	471,852
Sempra Energy	10,770	1,154,436
Suez	11,911	196,444
Veolia Environnement S.A.	16,488	379,255
WEC Energy Group, Inc.	14,410	862,871

		14,422,120

Water Utilities (0.0%)
American Water Works Co., Inc.	8,128	608,299
Severn Trent plc	8,605	279,392
United Utilities Group plc	24,946	324,620

		1,212,311

Total Utilities		44,297,001

Total Common Stocks (51.7%) (Cost $1,202,393,992)		1,314,918,982

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (23.8%)
U.S. Government Agencies (1.2%)
Federal Home Loan Bank
4.750%, 12/16/16	$100,000	100,876
5.000%, 11/17/17	6,720,000	7,040,446
Federal Home Loan Mortgage Corp.
0.750%, 1/12/18	970,000	969,492
0.875%, 3/7/18	2,130,000	2,132,333
3.750%, 3/27/19	3,030,000	3,237,915
2.375%, 1/13/22	4,363,000	4,594,514
Federal National Mortgage Association
1.250%, 1/30/17	1,070,000	1,072,943
1.125%, 4/27/17	1,045,000	1,048,279
0.875%, 12/20/17	960,000	961,238
1.625%, 11/27/18	4,460,000	4,527,289
1.750%, 6/20/19	4,859,000	4,964,970

		30,650,295

U.S. Treasuries (22.6%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,503,625
6.000%, 2/15/26	5,790,000	8,032,087
U.S. Treasury Notes
1.000%, 10/31/16	885,000	885,380
0.875%, 1/31/17	1,375,000	1,377,177
3.125%, 1/31/17	1,327,100	1,338,720
0.875%, 2/28/17	845,000	846,548
3.000%, 2/28/17	735,000	742,566
2.750%, 5/31/17	505,000	512,013
2.500%, 6/30/17	520,000	527,138
2.375%, 7/31/17	2,114,100	2,143,995
4.750%, 8/15/17	1,974,000	2,043,414
1.875%, 8/31/17	2,110,000	2,132,732
0.750%, 10/31/17	3,870,000	3,872,464
2.250%, 11/30/17	4,910,000	4,997,084
2.625%, 1/31/18	5,365,000	5,498,526
3.500%, 2/15/18	1,150,000	1,193,396
2.750%, 2/28/18	5,920,000	6,088,100
2.875%, 3/31/18	2,420,000	2,496,400
1.500%, 8/31/18#	15,645,000	15,857,002
1.375%, 9/30/18	2,115,000	2,138,959
3.750%, 11/15/18	1,735,000	1,842,299
1.250%, 11/30/18	7,720,000	7,791,168
1.375%, 12/31/18	3,045,000	3,082,087
1.375%, 2/28/19	3,805,000	3,853,454
1.500%, 3/31/19	22,355,000	22,718,269
3.125%, 5/15/19	39,763,000	42,098,766
3.625%, 8/15/19#	51,867,000	55,889,126
1.500%, 11/30/19	16,945,000	17,241,141
1.250%, 1/31/20	8,450,000	8,527,106
3.625%, 2/15/20	9,258,000	10,067,858
1.125%, 3/31/20	22,333,000	22,442,920
1.375%, 3/31/20	6,140,000	6,220,588

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 5/31/20	$8,715,000	$8,864,585
1.625%, 6/30/20	9,955,000	10,172,921
1.625%, 7/31/20	8,735,000	8,925,260
1.375%, 8/31/20	21,510,000	21,773,833
1.375%, 10/31/20	10,075,000	10,193,303
2.625%, 11/15/20	16,025,000	17,012,791
3.625%, 2/15/21	29,105,000	32,199,679
1.250%, 3/31/21	15,535,000	15,617,045
3.125%, 5/15/21	2,430,000	2,644,144
1.375%, 5/31/21	3,943,000	3,986,188
2.125%, 8/15/21	15,585,000	16,275,732
1.125%, 9/30/21	6,424,000	6,415,468
2.000%, 11/15/21	21,755,000	22,600,726
2.000%, 2/15/22	2,415,000	2,510,128
1.750%, 5/15/22	2,015,000	2,065,847
1.625%, 8/15/22	4,960,000	5,049,745
1.625%, 11/15/22	2,585,000	2,628,440
2.000%, 2/15/23	4,365,000	4,534,246
1.750%, 5/15/23	6,680,000	6,830,718
2.500%, 8/15/23	8,760,000	9,386,545
2.750%, 11/15/23	11,415,000	12,439,674
2.750%, 2/15/24	17,216,000	18,788,036
2.375%, 8/15/24	13,500,000	14,385,516
2.250%, 11/15/24	2,390,000	2,524,818
2.000%, 2/15/25	12,485,000	12,937,828
2.125%, 5/15/25	15,425,000	16,138,871
2.000%, 8/15/25#	19,170,000	19,854,181
1.500%, 8/15/26	2,722,000	2,698,183

		575,456,559

Total Long-Term Debt Securities (23.8%) (Cost $592,717,829)		606,106,854

SHORT-TERM INVESTMENTS:
Government Security (3.9%)
U.S. Treasury Bills
0.18%, 10/27/16(p)	99,626,000	99,612,391

	Number of Shares	Value (Note 1)
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	25,596,764	25,596,764

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,200,128, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,244,000.(xx)	2,200,000	2,200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $3,000,125, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $3,060,002.(xx)	3,000,000	3,000,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $2,000,078, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $2,040,022.(xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,642,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,694,779.(xx)	2,641,936	2,641,936
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,500,135, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,550,138.(xx)	2,500,000	2,500,000

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $750,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $765,000.(xx)	$750,000	$750,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,300,038, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,326,000.(xx)	1,300,000	1,300,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		18,391,936

Total Short-Term Investments (5.6%) (Cost $143,592,647)		143,601,091

Total Investments (81.1%) (Cost $1,938,704,468)		2,064,626,927
Other Assets Less Liabilities (18.9%)		480,124,085

Net Assets (100%)		$2,544,751,012

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $1,764,452 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $29,753,645.

(b)	Illiquid Security.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $24,794,311. This was secured by collateral of $18,391,936 which was received as cash and subsequently invested in short-term investments currently valued at $18,391,936, as reported in the Portfolio of Investments, and $7,788,736 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.875%, maturing 10/27/16-11/15/45.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.0	#
Belgium	0.3
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Denmark	0.3
Finland	0.2
France	1.7
Germany	1.6
Hong Kong	0.6
Ireland	0.6
Israel	0.1
Italy	0.3
Japan	4.3
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.7
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
Spain	0.5
Sweden	0.5
Switzerland	1.9
United Kingdom	3.1
United States	62.6
Cash and Other	18.9

	100.0%

#	Percent shown is less than 0.05%

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	1,094	December-16	$142,815,876	$143,450,749	$634,873
5 Year U.S. Treasury Notes	508	December-16	61,639,057	61,729,938	90,881
E-Mini MSCI EAFE Index	64	December-16	5,377,132	5,461,440	84,308
EURO Stoxx 50 Index	690	December-16	23,214,708	23,206,838	(7,870)
FTSE 100 Index	500	December-16	43,159,890	44,441,742	1,281,852
Russell 2000 Mini Index	1,127	December-16	141,551,672	140,683,410	(868,262)
S&P 500 E-Mini Index	474	December-16	51,554,864	51,201,480	(353,384)
S&P MidCap 400 E-Mini Index	646	December-16	101,935,978	100,104,160	(1,831,818)

					$(969,420)

Sales
SPI 200 Index	291	December-16	$29,047,966	$30,155,860	$(1,107,894)
TOPIX Index	385	December-16	50,282,963	50,229,772	53,191

					$(1,054,703)

					$(2,024,123)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	9,292	$10,473,094	$10,512,258	$(39,164)
European Union Euro vs. U.S. Dollar, expiring 12/15/16	Royal Bank of Scotland	2,487	2,803,259	2,795,562	7,697
European Union Euro vs. U.S. Dollar, expiring 12/15/16	UBS AG	10,943	12,334,030	12,387,782	(53,752)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	BNP Paribas	2,300,132	22,755,658	22,948,676	(193,018)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	HSBC Bank plc	86,505	855,811	860,204	(4,393)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	HSBC Bank plc	1,398,865	13,839,247	13,910,279	(71,032)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	UBS AG	866,014	8,567,647	8,632,516	(64,869)
New Zealand Dollar vs. U.S. Dollar, expiring 12/15/16	Credit Suisse	16,022	11,633,381	11,797,469	(164,088)
New Zealand Dollar vs. U.S. Dollar, expiring 12/15/16	Goldman Sachs International	18,753	13,615,913	13,654,584	(38,671)
Norwegian Krone vs. U.S. Dollar, expiring 12/15/16	Goldman Sachs International	38,649	4,835,362	4,773,631	61,731
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	Credit Suisse	12,558	12,983,698	13,179,935	(196,237)

					$(755,796)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	7,493	$9,768,960	$9,727,019	$41,941
British Pound vs. U.S. Dollar, expiring 12/15/16	UBS AG	4,951	6,436,927	6,426,246	10,681
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	1,034,100	10,141,248	10,230,555	(89,307)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	Credit Suisse	1,114,941	10,840,160	11,030,330	(190,170)
Japanese Yen vs. U.S. Dollar, expiring 12/15/16	Societe Generale S.A.	237,596	2,376,384	2,350,585	25,799
Swedish Krona vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	63,056	7,551,806	7,377,670	174,136
Swedish Krona vs. U.S. Dollar, expiring 12/15/16	Citibank N.A.	46,851	5,476,212	5,481,655	(5,443)
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	12,558	12,868,117	12,983,697	(115,580)
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	24,822	25,708,988	25,664,228	44,760
Swiss Franc vs. U.S. Dollar, expiring 12/15/16	JPMorgan Chase Bank	15,348	15,880,538	15,868,768	11,770

					$(91,413)

					$(847,209)

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$109,461,517	$54,507,124	$—		$163,968,641
Consumer Staples	85,327,300	57,842,747	—		143,170,047
Energy	61,794,790	21,674,590	—		83,469,380
Financials	110,799,293	86,233,380	—	(a)	197,032,673
Health Care	126,194,381	51,495,774	—		177,690,155
Industrials	85,746,746	62,798,656	—		148,545,402
Information Technology	184,994,965	23,351,979	—		208,346,944
Materials	24,642,991	33,856,119	—		58,499,110
Real Estate	26,305,670	18,307,875	—		44,613,545
Telecommunication Services	22,614,910	22,671,174	—		45,286,084
Utilities	27,681,751	16,615,250	—		44,297,001
Forward Currency Contracts	—	378,515	—		378,515
Futures	2,145,105	—	—		2,145,105
Government Securities
U.S. Government Agencies	—	30,650,295	—		30,650,295
U.S. Treasuries	—	575,456,559	—		575,456,559
Short-Term Investments
Government Securities	—	99,612,391	—		99,612,391
Investment Companies	25,596,764	—	—		25,596,764
Repurchase Agreements	—	18,391,936	—		18,391,936

Total Assets	$893,306,183	$1,173,844,364	$—		$2,067,150,547

Liabilities:
Forward Currency Contracts	$—	$(1,225,724)	$—		$(1,225,724)
Futures	(4,169,228)	—	—		(4,169,228)

Total Liabilities	$(4,169,228)	$(1,225,724)	$—		$(5,394,952)

Total	$889,136,955	$1,172,618,640	$—		$2,061,755,595

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,870,820
Aggregate gross unrealized depreciation	(60,452,253)

Net unrealized appreciation	$121,418,567

Federal income tax cost of investments	$1,943,208,360

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.5%)
Asset-Backed Securities (5.8%)
Ally Master Owner Trust,
Series 2014-1 A2
1.290%, 1/15/19	$3,599,000	$3,599,458
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§	287,685	287,415
BMW Floorplan Master Owner Trust,
Series 2015-1A A
1.024%, 7/15/20(b)(l)§	5,074,000	5,078,770
Chrysler Capital Auto Receivables Trust,
Series 2015-BA A3
1.910%, 3/16/20(b)§	4,116,000	4,137,175
CIT Equipment Collateral,
Series 2013-VT1 A3
1.130%, 7/20/20§	26,940	26,944
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21	3,386,769	3,400,031
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§	935,894	930,486
Series 2014-B A
1.110%, 11/15/18§	492,297	490,608
Dell Equipment Finance Trust,
Series 2015-1 A3
1.300%, 3/23/20(b)§	1,713,000	1,712,494
Drive Auto Receivables Trust,
Series 2016-AA A2A
1.500%, 3/15/18(b)§	335,938	335,949
Series 2016-BA A2
1.380%, 8/15/18(b)§	3,601,527	3,600,415
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19(b)§	138,337	138,196
First National Master Note Trust,
Series 2013-2 A
1.054%, 10/15/19(l)	1,979,000	1,979,125
Series 2015-1 A
1.294%, 9/15/20(l)	3,200,000	3,203,656
Flagship Credit Auto Trust,
Series 2016-3 A1
1.610%, 12/15/19(b)§	4,647,853	4,644,118
Ford Credit Auto Owner Trust,
Series 2013-A D
1.860%, 8/15/19	3,803,000	3,808,333
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§	2,831,960	2,815,939
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20	2,621,000	2,626,312
Hertz Fleet Lease Funding LP,
Series 2013-3 A
1.068%, 12/10/27(l)§	1,135,563	1,136,061
Series 2014-1 A
0.918%, 4/10/28(l)§	2,382,151	2,382,960
Hyundai Auto Lease Securitization Trust,
Series 2015-B A3
1.400%, 11/15/18§	2,648,000	2,650,791
Mercedes Benz Auto Lease Trust,
Series 2015-B A3
1.340%, 7/16/18	3,121,000	3,124,868
Navistar Financial Dealer Note Master Owner Trust,
Series 2014-1 A
1.274%, 10/25/19(l)§	3,627,000	3,627,906
Porsche Innovative Lease Owner Trust,
Series 2015-1 A4
1.430%, 5/21/21(b)§	5,823,000	5,837,353
Santander Drive Auto Receivables Trust,
Series 2013-2 E
2.980%, 4/15/20(b)§	3,849,000	3,856,864
Series 2015-4 A2A
1.200%, 12/17/18	777,113	776,498
SoFi Consumer Loan Program LLC,
Series 2016-2A A
3.090%, 10/27/25§	1,872,000	1,881,066
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	5,784,000	5,855,766
Volkswagen Credit Auto Master Trust,
Series 2014-1A A1
0.882%, 7/22/19(l)§	1,700,000	1,696,013
Series 2014-1A A2
1.400%, 7/22/19(b)§	2,430,000	2,427,295
Volvo Financial Equipment LLC,
Series 2015-1A A3
1.510%, 6/17/19§	4,982,000	4,993,706
Wells Fargo Dealer Floorplan Master Note Trust,
Series 2015-1 A
1.032%, 1/20/20(l)	4,974,000	4,962,712
World Financial Network Credit Card Master Trust,
Series 2015-A A
1.004%, 2/15/22(l)	3,297,000	3,298,064

		91,323,347

Non-Agency CMO (5.7%)
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)	3,836,133	3,923,376
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14 A4
5.201%, 12/11/38	2,802,223	2,805,304
Bellemeade Reinsurance II Ltd.,
Series 2016-1A M2A
5.025%, 4/25/26(b)(l)§	1,728,061	1,730,968
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	45,690	45,653
COMM Mortgage Trust,
Series 2006-C8 A1A
5.292%, 12/10/46	634,291	634,132
Series 2012-9W57 A
2.365%, 2/10/29§	2,140,632	2,144,605
Series 2014-SAVA A
1.675%, 6/15/34(l)§	2,191,748	2,192,701

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage Trust,
Series 2007-GG9 A4
5.444%, 3/10/39	$930,335	$934,970
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2 A3
5.542%, 1/15/49(l)	173,461	173,788
DB-UBS Mortgage Trust,
Series 2011-LC1A A1
3.742%, 11/10/46§	51,105	51,503
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1
2.125%, 1/25/24(l)	673,585	678,667
Series 2014-C04 2M1
2.625%, 11/25/24(l)	904,433	906,975
Series 2015-C01 1M1
2.025%, 2/25/25(l)	817,046	817,918
Series 2015-C02 2M1
1.725%, 5/25/25(l)	683,345	684,465
Series 2015-C03 1M1
2.025%, 7/25/25(l)	954,021	955,969
Series 2016-C03 1M1
2.525%, 10/25/28(l)	4,456,525	4,518,314
Series 2016-C03 2M1
2.725%, 10/25/28(l)	3,980,236	4,035,017
Series 2016-C04 1M1
1.975%, 1/25/29(l)	1,449,314	1,458,089
Series 2016-C05 2M1
1.875%, 1/25/29(l)	1,278,106	1,283,144
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1
1.375%, 4/25/24(l)	255,836	255,857
Series 2014-HQ1 M1
2.175%, 8/25/24(l)	281,555	281,654
Series 2014-HQ1 M2
3.025%, 8/25/24(l)	1,720,000	1,747,240
Series 2014-HQ2 M1
1.975%, 9/25/24(l)	2,226,523	2,236,949
Series 2015-DNA3 M1
1.875%, 4/25/28(l)	2,460,640	2,464,261
Series 2015-DNA3 M2
3.375%, 4/25/28(l)	1,000,000	1,029,301
Series 2015-HQ1 M2
2.725%, 3/25/25(l)	1,555,000	1,573,977
Series 2015-HQ2 M2
2.475%, 5/25/25(l)	3,500,000	3,575,559
Series 2015-HQA1 M2
3.175%, 3/25/28(l)	4,750,000	4,860,186
Series 2015-HQA2 M1
1.675%, 5/25/28(l)	484,760	485,290
Series 2016-DNA2 M1
1.775%, 10/25/28(l)	1,245,447	1,248,667
Series 2016-DNA3 M1
1.625%, 12/25/28(l)	2,057,165	2,060,244
Series 2016-DNA4 M1
1.324%, 3/25/29(l)	925,478	926,235
Series 2016-HQA1 M1
2.275%, 9/25/28(l)	3,021,035	3,034,425
Series 2016-HQA2 M2
2.775%, 11/25/28(l)	2,574,000	2,628,169
GS Mortgage Securities Corp. II,
Series 2007-GG10 A4
5.988%, 8/10/45(l)	2,494,485	2,531,598
Series 2013-GC14 A1
1.217%, 8/10/46	1,340,974	1,339,874
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	654,562	654,829
Series 2007-CB18 A4
5.440%, 6/12/47	900,830	906,252
Series 2012-C6 A2
2.206%, 5/15/45	3,436,460	3,440,815
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	1,550,000	1,542,296
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	3,515,400	3,548,919
Series 2015-XLF2 AFSA
2.474%, 8/15/26(b)(l)§	1,530,750	1,524,170
Series 2015-XLF2 SNMA
2.474%, 11/15/26(b)(l)§	1,530,749	1,535,772
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.988%, 8/12/45(l)§	750,426	758,654
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.580%, 4/15/32(l)§	940,094	929,930
Starwood Retail Property Trust,
Series 2014-STAR A
1.744%, 11/15/27(b)(l)§	5,141,906	5,088,480
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26 A1A
6.009%, 6/15/45(l)	200,450	200,533
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
3.275%, 11/25/25(b)(l)§	918,290	918,456
Series 2015-WF1 2M1
3.375%, 11/25/25(b)(l)§	1,142,352	1,142,641
WF-RBS Commercial Mortgage Trust,
Series 2012-C9 A1
0.673%, 11/15/45	22,803	22,745
Series 2014-C24 A2
2.863%, 11/15/47	3,800,000	3,942,203

		88,411,739

Total Asset-Backed and Mortgage-Backed Securities		179,735,086

Corporate Bonds (4.6%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	127,000	134,148

Media (0.0%)
NBCUniversal Enterprise, Inc.
1.365%, 4/15/18(l)§	306,000	307,792

Multiline Retail (0.0%)
Nordstrom, Inc.
6.250%, 1/15/18	123,000	130,536

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (0.0%)
Lowe’s Cos., Inc.
5.400%, 10/15/16	$105,000	$105,138

Total Consumer Discretionary		677,614

Consumer Staples (0.1%)
Beverages (0.0%)
Diageo Capital plc
5.750%, 10/23/17	92,000	96,283

Food & Staples Retailing (0.0%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	93,858

Food Products (0.1%)
Campbell Soup Co.
3.050%, 7/15/17	31,000	31,451
General Mills, Inc.
5.700%, 2/15/17	925,000	940,623

		972,074

Total Consumer Staples		1,162,215

Energy (0.6%)
Energy Equipment & Services (0.5%)
Schlumberger Holdings Corp.
1.900%, 12/21/17§	8,210,000	8,261,932

Oil, Gas & Consumable Fuels (0.1%)
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	311,406
Energy Transfer Partners LP
9.700%, 3/15/19	69,000	79,038
EOG Resources, Inc.
6.875%, 10/1/18	31,000	34,168
Marathon Oil Corp.
5.900%, 3/15/18	71,000	73,973
Nexen Energy ULC
6.200%, 7/30/19	25,000	27,703
Petrobras Global Finance B.V.
7.875%, 3/15/19	27,000	29,244

		555,532

Total Energy		8,817,464

Financials (2.9%)
Banks (1.5%)
Bank of America Corp.
5.625%, 10/14/16	399,000	399,497
5.420%, 3/15/17	1,000,000	1,019,393
Bank of Montreal
2.500%, 1/11/17	530,000	531,792
Citigroup, Inc.
1.525%, 11/24/17(l)	4,105,000	4,114,996
JPMorgan Chase & Co.
1.337%, 2/15/17(l)	3,155,000	3,159,393
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	156,169
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	524,096
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	2,921,830
PNC Bank N.A.
1.125%, 1/27/17	3,665,000	3,666,993
PNC Financial Services Group, Inc.
5.625%, 2/1/17	510,000	517,313
SunTrust Banks, Inc./Georgia
1.257%, 2/15/17(l)	3,670,000	3,670,805
7.250%, 3/15/18	154,000	166,044
U.S. Bancorp
1.307%, 11/15/18(l)	3,195,000	3,191,779

		24,040,100

Capital Markets (0.5%)
Goldman Sachs Group, Inc.
5.625%, 1/15/17	750,000	759,797
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§	1,270,000	1,271,858
Morgan Stanley
5.450%, 1/9/17	539,000	545,423
5.950%, 12/28/17	184,000	193,849
1.875%, 1/5/18	4,112,000	4,127,716
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	132,494

		7,031,137

Consumer Finance (0.9%)
Ford Motor Credit Co. LLC
1.461%, 3/27/17	3,330,000	3,334,136
Harley-Davidson Financial Services, Inc.
2.250%, 1/15/19(x)§	6,570,000	6,660,213
Hyundai Capital America
1.450%, 2/6/17§	3,670,000	3,671,633

		13,665,982

Diversified Financial Services (0.0%)
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	106,141
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	31,000	32,747

		138,888

Insurance (0.0%)
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	34,880

Total Financials		44,910,987

Health Care (0.3%)
Biotechnology (0.3%)
Amgen, Inc.
2.500%, 11/15/16	2,286,000	2,290,088
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,888,634

Total Health Care		4,178,722

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp.
4.875%, 3/1/20	31,000	33,885
L-3 Communications Corp.
3.950%, 11/15/16	334,000	335,029

		368,914

Airlines (0.0%)
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	39,253	44,430

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
5.750%, 9/15/17	11,000	11,414

Road & Rail (0.0%)
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	63,405

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 4/1/18	$154,000	$164,034

		227,439

Total Industrials		652,197

Information Technology (0.0%)
IT Services (0.0%)
Western Union Co.
5.930%, 10/1/16	310,000	309,999

Total Information Technology		309,999

Materials (0.4%)
Chemicals (0.4%)
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	111,000	111,890
Ecolab, Inc.
3.000%, 12/8/16	2,894,000	2,903,924
Monsanto Co.
0.988%, 11/7/16(l)	3,195,000	3,194,070
5.125%, 4/15/18	31,000	32,689

		6,242,573

Construction Materials (0.0%)
CRH America, Inc.
8.125%, 7/15/18	31,000	34,263

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	33,659

Metals & Mining (0.0%)
BHP Billiton Finance USA Ltd.
5.400%, 3/29/17	61,000	62,186

Total Materials		6,372,681

Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
American Tower Corp.
4.500%, 1/15/18	95,000	98,486
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	62,248
HCP, Inc.
6.000%, 1/30/17	100,000	101,464

Total Real Estate		262,198

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
2.400%, 3/15/17	695,000	698,861
British Telecommunications plc
1.250%, 2/14/17	3,680,000	3,682,259

		4,381,120

Wireless Telecommunication Services (0.0%)
Vodafone Group plc
5.625%, 2/27/17	184,000	187,184

Total Telecommunication Services		4,568,304

Utilities (0.0%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	16,433
PacifiCorp
5.650%, 7/15/18	154,000	165,665

		182,098

Gas Utilities (0.0%)
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	157,241

Total Utilities		339,339

Total Corporate Bonds		72,251,720

Government Securities (55.1%)
Agency CMO (7.0%)
Federal Home Loan Mortgage Corp.
2.000%, 11/15/24	14,020,826	14,155,751
0.824%, 8/15/25(l)	54,613	54,765
1.750%, 1/15/27	8,457,422	8,478,345
3.000%, 12/15/29	12,152,807	12,490,469
0.924%, 7/15/34(l)	179,909	179,839
5.000%, 12/15/34	7,565,742	7,986,647
5.500%, 10/15/35	6,311,807	6,492,375
1.014%, 7/15/37(l)	3,137,730	3,149,226
0.844%, 1/15/39(l)	2,517,395	2,493,511
3.000%, 7/15/39	12,910,574	13,421,950
1.024%, 2/15/41(l)	128,390	128,640
0.974%, 9/15/41(l)	248,986	249,184
0.994%, 7/15/42(l)	2,905,099	2,903,716
0.974%, 12/15/43(l)	2,885,727	2,881,537
Federal National Mortgage Association
0.975%, 6/25/36(l)	177,472	177,896
0.725%, 10/27/37(l)	412,272	411,048
1.205%, 12/25/37(l)	230,543	232,880
1.105%, 6/25/41(l)	538,491	541,873
1.075%, 9/25/41(l)	804,044	807,972
0.974%, 6/25/42(l)	169,738	169,676
3.000%, 10/25/43	10,162,877	10,384,354
0.925%, 12/25/43(l)	2,065,921	2,064,862
3.000%, 2/25/44	3,914,099	4,008,917
0.814%, 8/25/44(l)	8,851,192	8,771,576
National Credit Union Administration Guaranteed Notes
Series 2010-R3 1A
1.079%, 12/8/20(l)	6,544,943	6,539,830
Series 2010-R3 2A
1.079%, 12/8/20(l)	720,184	719,621
Series 2011-R4 1A
0.904%, 3/6/20(l)	370,878	370,747

		110,267,207

Foreign Governments (1.6%)
Federative Republic of Brazil
6.000%, 1/17/17	2,355,000	2,382,082
8.000%, 1/15/18	64,000	67,184
5.875%, 1/15/19	305,000	330,925
Kingdom of Jordan
2.578%, 6/30/22	5,000,000	5,275,000
Province of Nova Scotia
5.125%, 1/26/17	92,000	93,164
Province of Ontario
4.950%, 11/28/16	184,000	185,052
Republic of Korea
7.125%, 4/16/19	154,000	176,358
Republic of Panama
5.200%, 1/30/20	462,000	510,510
Republic of Ukraine
1.471%, 9/29/21	14,700,000	14,727,930
State of Israel
5.125%, 3/26/19	138,000	150,937

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Svensk Exportkredit AB
5.125%, 3/1/17	$92,000	$93,548
United Mexican States
5.950%, 3/19/19	307,000	341,154

		24,333,844

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	23,136
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C
4.794%, 8/15/46	55,000	69,438
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	61,000	80,222
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	31,000	35,594
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	123,000	164,049
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	38,000	42,777
6.395%, 1/1/40	21,000	29,561
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	11,000	15,897
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	38,000	53,676
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	92,000	121,343
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	46,000	55,425
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	77,000	105,700
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	61,000	69,244
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	47,745
6.750%, 8/1/49	61,000	96,808
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	31,000	39,741
5.750%, 7/1/34	77,000	103,069
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	46,000	63,963
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	31,000	44,127
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	38,000	51,297
7.055%, 4/1/57	61,000	76,425
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	54,464
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	23,000	33,042
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	31,000	42,052
6.648%, 11/15/39	31,000	44,649
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	89,000	137,627
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	37,292
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	88,000	136,457
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	61,000	77,255
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	69,000	90,569
5.561%, 12/1/49	92,000	122,326
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	31,000	40,421
6.918%, 4/1/40	31,000	45,751
7.043%, 4/1/50	61,000	97,558
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	92,000	140,738

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	$61,000	$93,300
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	31,000	35,555
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	31,000	39,542
5.600%, 3/15/40	31,000	42,062
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	18,000	23,097
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	61,000	82,449
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	31,000	39,191
5.140%, 8/1/40	31,000	40,833

		2,885,467

Supranational (0.1%)
Corp. Andina de Fomento
5.750%, 1/12/17	154,000	155,771
8.125%, 6/4/19	46,000	53,360
European Investment Bank
4.875%, 1/17/17	1,379,000	1,395,148
5.125%, 5/30/17(x)	399,000	410,128
Inter-American Development Bank
3.875%, 2/14/20	307,000	334,029

		2,348,436

U.S. Government Agencies (0.8%)
Federal Home Loan Bank
4.750%, 12/16/16	154,000	155,350
4.875%, 5/17/17	461,000	473,394
5.000%, 11/17/17	5,859,000	6,138,389
5.500%, 7/15/36	92,000	134,464
Federal National Mortgage Association
5.000%, 2/13/17	307,000	312,149
1.000%, 9/20/17	4,587,000	4,601,003

		11,814,749

U.S. Treasuries (45.4%)
U.S. Treasury Notes
0.625%, 2/15/17	85,000,000	85,062,501
0.500%, 2/28/17	277,437,000	277,518,705
0.500%, 3/31/17	100,000,000	100,015,180
1.000%, 3/31/17	215,000,000	215,512,302
2.625%, 7/15/17 TIPS	30,330,515	31,244,613

		709,353,301

Total Government Securities		861,003,004

Total Long-Term Debt Securities (71.2%) (Cost $1,112,988,924)		1,112,989,810

SHORT-TERM INVESTMENTS:
Government Securities (27.5%)
Federal Farm Credit Bank
0.25%, 11/1/16(o)(p)	50,000,000	49,988,805
Federal Home Loan Bank
0.29%, 12/2/16(o)(p)	75,000,000	74,962,320
0.32%, 1/4/17(o)(p)	70,000,000	69,939,751
0.36%, 1/27/17(o)(p)	65,000,000	64,921,863
0.47%, 3/17/17(o)(p)	18,853,000	18,812,042
Federal Home Loan Mortgage Corp.
0.43%, 3/3/17(o)(p)	50,000,000	49,908,895
U.S. Treasury Bills
0.27%, 1/5/17(p)	100,000,000	99,928,210

Total Government Securities		428,461,886

Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	16,291,564	16,291,564

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $50,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $51,000.(xx)	$50,000	$50,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $63,344, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $64,607.(xx)	63,340	63,340
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $43,875, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19- 3/16/26; total market value $44,750.(xx)	43,873	43,873
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $230,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $234,875.(xx)	230,270	230,270
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $50,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $51,003.(xx)	50,000	50,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $50,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $51,000.(xx)	50,000	50,000

Total Repurchase Agreements		487,483

Total Short-Term Investments (28.5%) (Cost $445,133,987)		445,240,933

Total Investments (99.7%) (Cost $1,558,122,911)		1,558,230,743
Other Assets Less Liabilities (0.3%)		4,527,248

Net Assets (100%)		$1,562,757,991

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $93,691,902 or 6.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At September 30, 2016, the market value of these securities amounted to $44,363,945 or 2.8% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2016.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $477,211. This was secured by collateral of $487,483 which was received as cash and subsequently invested in short-term investments currently valued at $487,483, as reported in the Portfolio of Investments.

Glossary:

CMO — Collateralized Mortgage Obligation

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	673	December-16	$147,030,432	$147,029,469	$(963)

Sales
10 Year U.S. Treasury Notes	41	December-16	$5,347,232	$5,376,125	$(28,893)
5 Year U.S. Treasury Notes	297	December-16	36,066,694	36,090,141	(23,447)

					$(52,340)

					$(53,303)

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$91,323,347	$—	$91,323,347
Non-Agency CMO	—	88,411,739	—	88,411,739
Corporate Bonds
Consumer Discretionary	—	677,614	—	677,614
Consumer Staples	—	1,162,215	—	1,162,215
Energy	—	8,817,464	—	8,817,464
Financials	—	44,910,987	—	44,910,987
Health Care	—	4,178,722	—	4,178,722
Industrials	—	652,197	—	652,197
Information Technology	—	309,999	—	309,999
Materials	—	6,372,681	—	6,372,681
Real Estate	—	262,198	—	262,198
Telecommunication Services	—	4,568,304	—	4,568,304
Utilities	—	339,339	—	339,339
Government Securities
Agency CMO	—	110,267,207	—	110,267,207
Foreign Governments	—	24,333,844	—	24,333,844
Municipal Bonds	—	2,885,467	—	2,885,467
Supranational	—	2,348,436	—	2,348,436
U.S. Government Agencies	—	11,814,749	—	11,814,749
U.S. Treasuries	—	709,353,301	—	709,353,301
Short-Term Investments
Government Securities	—	428,461,886	—	428,461,886
Investment Companies	16,291,564	—	—	16,291,564
Repurchase Agreements	—	487,483	—	487,483

Total Assets	$16,291,564	$1,541,939,179	$—	$1,558,230,743

Liabilities:
Futures	$(53,303)	$—	$—	$(53,303)

Total Liabilities	$(53,303)	$—	$—	$(53,303)

Total	$16,238,261	$1,541,939,179	$—	$1,558,177,440

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,058,562
Aggregate gross unrealized depreciation	(1,970,183)

Net unrealized appreciation	$88,379

Federal income tax cost of investments	$1,558,142,364

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.4%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$811,062
Cooper Tire & Rubber Co.	31,400	1,193,828
Cooper-Standard Holding, Inc.*	8,700	859,560
Dana, Inc.	81,100	1,264,349
Dorman Products, Inc.*	14,000	894,600
Drew Industries, Inc.	13,600	1,333,072
Federal-Mogul Holdings Corp.*	4,700	45,167
Fox Factory Holding Corp.*	5,700	130,929
Gentherm, Inc.*	19,800	622,116
Horizon Global Corp.*	11,800	235,174
Metaldyne Performance Group, Inc.	2,900	45,965
Modine Manufacturing Co.*	27,900	330,894
Motorcar Parts of America, Inc.*	9,600	276,288
Spartan Motors, Inc.	2,700	25,866
Standard Motor Products, Inc.	10,800	515,808
Stoneridge, Inc.*	2,600	47,840
Strattec Security Corp.	100	3,530
Superior Industries International, Inc.	12,200	355,752
Tenneco, Inc.*	30,100	1,753,927
Tower International, Inc.	9,900	238,590
Unique Fabricating, Inc.(x)	200	2,448
Workhorse Group, Inc.(x)*	600	4,344

		10,991,109

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	381,834

Distributors (0.1%)
Core-Mark Holding Co., Inc.	27,600	988,080
Weyco Group, Inc.	4,700	126,289

		1,114,369

Diversified Consumer Services (2.0%)
American Public Education, Inc.*	5,950	117,870
Apollo Education Group, Inc.*	51,700	411,015
Ascent Capital Group, Inc., Class A*	8,900	206,213
Bridgepoint Education, Inc.*	700	4,809
Bright Horizons Family Solutions, Inc.*	237,565	15,890,722
Capella Education Co.	6,550	380,162
Career Education Corp.*	2,900	19,691
Carriage Services, Inc.	800	18,920
Chegg, Inc.(x)*	22,900	162,361
Collectors Universe, Inc.	200	3,706
DeVry Education Group, Inc.(x)	34,900	804,794
Grand Canyon Education, Inc.*	328,238	13,257,533
Houghton Mifflin Harcourt Co.*	69,300	929,313
K12, Inc.*	16,200	232,470
Liberty Tax, Inc.	1,200	15,336
LifeLock, Inc.(x)*	43,900	742,788
Regis Corp.*	26,110	327,681
Sotheby’s, Inc.(x)	28,700	1,091,174
Strayer Education, Inc.*	5,800	270,744
Weight Watchers International, Inc.(x)*	28,500	294,120

		35,181,422

Hotels, Restaurants & Leisure (5.5%)
Belmond Ltd., Class A*	43,700	555,427
Biglari Holdings, Inc.*	870	379,337
BJ’s Restaurants, Inc.*	11,800	419,490
Bloomin’ Brands, Inc.	68,000	1,172,320
Bob Evans Farms, Inc.	13,000	497,900
Bojangles’, Inc.*	4,600	73,416
Boyd Gaming Corp.*	39,200	775,376
Buffalo Wild Wings, Inc.*	69,388	9,765,667
Caesars Acquisition Co., Class A*	23,900	296,838
Caesars Entertainment Corp.(x)*	19,440	144,828
Carrols Restaurant Group, Inc.*	18,600	245,706
Century Casinos, Inc.*	700	4,837
Cheesecake Factory, Inc.	26,700	1,336,602
Churchill Downs, Inc.	7,300	1,068,355
Chuy’s Holdings, Inc.*	8,700	243,078
ClubCorp Holdings, Inc.	33,700	487,639
Cracker Barrel Old Country Store, Inc.(x)	10,000	1,322,200
Dave & Buster’s Entertainment, Inc.*	278,574	10,914,529
Del Frisco’s Restaurant Group, Inc.*	9,700	130,659
Del Taco Restaurants, Inc.*	2,100	25,032
Denny’s Corp.*	52,112	557,077
DineEquity, Inc.	11,300	894,847
El Pollo Loco Holdings, Inc.(x)*	3,000	37,770
Eldorado Resorts, Inc.*	8,600	120,916
Empire Resorts, Inc.(x)*	200	4,048
Fiesta Restaurant Group, Inc.*	14,300	343,200
Fogo De Chao, Inc.*	600	6,342
Golden Entertainment, Inc.	600	7,482
Habit Restaurants, Inc., Class A*	3,300	46,200
International Speedway Corp., Class A	21,100	705,162
Interval Leisure Group, Inc.	60,613	1,040,725
Intrawest Resorts Holdings, Inc.*	2,300	37,306
Isle of Capri Casinos, Inc.*	7,500	167,100
J Alexander’s Holdings, Inc.*	6,982	70,728
Jack in the Box, Inc.	16,700	1,602,198
Jamba, Inc.(x)*	800	8,736
Kona Grill, Inc.(x)*	1,200	15,084
La Quinta Holdings, Inc.*	51,300	573,534
Lindblad Expeditions Holdings, Inc.*	1,300	11,700
Luby’s, Inc.*	300	1,287
Marcus Corp.	7,400	185,296
Marriott Vacations Worldwide Corp.	11,700	857,844
Monarch Casino & Resort, Inc.*	12,700	319,659
Nathan’s Famous, Inc.*	300	15,764
Noodles & Co.*	900	4,284
Panera Bread Co., Class A(x)*	68,960	13,427,891
Papa John’s International, Inc.	14,166	1,116,989
Penn National Gaming, Inc.*	49,900	677,143
Pinnacle Entertainment, Inc.*	31,700	391,178
Planet Fitness, Inc., Class A*	442,304	8,877,041
Popeyes Louisiana Kitchen, Inc.*	12,700	674,878
Potbelly Corp.(x)*	2,600	32,318
Red Lion Hotels Corp.*	300	2,502
Red Robin Gourmet Burgers, Inc.*	9,600	431,424
Red Rock Resorts, Inc., Class A	15,700	370,363
Ruby Tuesday, Inc.*	2,800	7,000
Ruth’s Hospitality Group, Inc.	13,500	190,620
Scientific Games Corp., Class A*	26,200	295,274
SeaWorld Entertainment, Inc.(x)	37,500	505,500
Shake Shack, Inc., Class A(x)*	8,200	284,294
Sonic Corp.	27,700	725,186
Speedway Motorsports, Inc.	5,600	100,016
Texas Roadhouse, Inc.	242,780	9,475,703
Vail Resorts, Inc.	98,770	15,495,039
Wingstop, Inc.	5,300	155,290
Wyndham Worldwide Corp.	123,665	8,326,364
Zoe’s Kitchen, Inc.(x)*	10,600	235,214

		99,290,752

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	500	11,625
Beazer Homes USA, Inc.*	9,300	108,438
Cavco Industries, Inc.*	4,800	475,440

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Century Communities, Inc.*	1,000	$21,510
CSS Industries, Inc.	200	5,116
Ethan Allen Interiors, Inc.(x)	14,900	465,923
Flexsteel Industries, Inc.	200	10,344
GoPro, Inc., Class A(x)*	52,700	879,036
Green Brick Partners, Inc.*	1,000	8,260
Helen of Troy Ltd.*	15,200	1,309,784
Hooker Furniture Corp.	1,100	26,939
Hovnanian Enterprises, Inc., Class A(x)*	20,000	33,800
Installed Building Products, Inc.*	6,900	247,503
iRobot Corp.(x)*	14,119	620,954
KB Home	55,200	889,824
La-Z-Boy, Inc.	25,600	628,736
LGI Homes, Inc.(x)*	7,100	261,564
Libbey, Inc.	12,000	214,200
Lifetime Brands, Inc.	5,200	69,992
M.D.C. Holdings, Inc.	26,900	694,020
M/I Homes, Inc.*	12,800	301,696
Meritage Homes Corp.*	23,900	829,330
NACCO Industries, Inc., Class A	1,100	74,756
New Home Co., Inc.(x)*	500	5,335
Taylor Morrison Home Corp., Class A*	16,700	293,920
Tempur Sealy International, Inc.(x)*	171,467	9,729,037
TopBuild Corp.*	20,100	667,320
TRI Pointe Group, Inc.*	94,175	1,241,227
UCP, Inc., Class A*	300	2,643
Universal Electronics, Inc.*	9,500	707,370
WCI Communities, Inc.*	1,400	33,208
William Lyon Homes, Class A(x)*	6,500	120,575
ZAGG, Inc.*	10,400	84,240

		21,073,665

Internet & Direct Marketing Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	6,700	61,439
Blue Nile, Inc.	900	30,978
Duluth Holdings, Inc., Class B(x)*	5,600	148,456
Etsy, Inc.*	54,800	782,544
Expedia, Inc.	79,124	9,235,353
FTD Cos., Inc.*	9,760	200,763
Gaia, Inc.*	1,100	7,920
HSN, Inc.	19,600	780,080
Lands’ End, Inc.(x)*	5,900	85,550
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	895,850
Nutrisystem, Inc.	15,100	448,319
Overstock.com, Inc.*	1,200	18,384
PetMed Express, Inc.(x)	1,800	36,504
Shutterfly, Inc.*	20,600	919,584
Wayfair, Inc., Class A(x)*	16,500	649,605

		14,301,329

Leisure Products (0.2%)
Arctic Cat, Inc.	1,900	29,431
Callaway Golf Co.	47,000	545,670
Escalade, Inc.	200	2,552
JAKKS Pacific, Inc.(x)*	2,500	21,600
Johnson Outdoors, Inc., Class A	400	14,548
Malibu Boats, Inc., Class A*	800	11,920
Marine Products Corp.	27,200	243,984
MCBC Holdings, Inc.	1,500	17,100
Nautilus, Inc.*	17,900	406,688
Performance Sports Group Ltd.(x)*	16,900	68,614
Smith & Wesson Holding Corp.(x)*	28,200	749,838
Sturm Ruger & Co., Inc.	12,800	739,328

		2,851,273

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	13,127	408,118
Carmike Cinemas, Inc.*	14,200	464,198
Central European Media Enterprises Ltd., Class A(x)*	2,000	4,620
Daily Journal Corp.(x)*	100	21,900
Entercom Communications Corp., Class A	10,500	135,870
Entravision Communications Corp., Class A	34,000	259,420
Eros International plc(x)*	15,400	235,928
EW Scripps Co., Class A*	40,165	638,624
Gannett Co., Inc.	61,400	714,696
Global Eagle Entertainment, Inc.(x)*	19,600	162,876
Gray Television, Inc.*	29,100	301,476
Hemisphere Media Group, Inc.*	1,300	16,575
IMAX Corp.*	363,550	10,532,043
Liberty Braves Group, Class A*	2,600	45,370
Liberty Braves Group, Class C*	16,500	286,770
Liberty Media Group, Class A*	10,000	286,500
Liberty Media Group, Class C*	24,100	678,174
Loral Space & Communications, Inc.*	8,600	336,346
MDC Partners, Inc., Class A	30,150	323,208
Media General, Inc.*	56,900	1,048,667
Meredith Corp.	20,100	1,044,999
MSG Networks, Inc., Class A*	31,100	578,771
National CineMedia, Inc.	36,100	531,392
New Media Investment Group, Inc.	26,000	403,000
New York Times Co., Class A	75,400	901,030
Nexstar Broadcasting Group, Inc., Class A(x)	17,900	1,033,009
Radio One, Inc., Class D*	800	2,424
Reading International, Inc., Class A*	300	4,005
Saga Communications, Inc., Class A	100	4,534
Salem Media Group, Inc.	700	4,116
Scholastic Corp.	19,500	767,520
Sinclair Broadcast Group, Inc., Class A	36,300	1,048,344
Time, Inc.	52,400	758,752
Townsquare Media, Inc., Class A*	500	4,670
tronc, Inc.*	1,500	25,320
World Wrestling Entertainment, Inc., Class A(x)	18,900	402,570

		24,415,835

Multiline Retail (0.7%)
Big Lots, Inc.(x)	23,200	1,107,800
Fred’s, Inc., Class A	19,700	178,482
Ollie’s Bargain Outlet Holdings, Inc.*	399,225	10,463,687
Sears Holdings Corp.(x)*	10,500	120,330
Tuesday Morning Corp.*	14,000	83,720

		11,954,019

Specialty Retail (4.5%)
Aaron’s, Inc.	34,300	871,906
Abercrombie & Fitch Co., Class A	38,100	605,409
American Eagle Outfitters, Inc.(x)	87,000	1,553,820
America’s Car-Mart, Inc.(x)*	2,300	83,697
Asbury Automotive Group, Inc.*	11,400	634,638
Ascena Retail Group, Inc.(x)*	97,264	543,706
Barnes & Noble Education, Inc.*	12,447	119,118
Barnes & Noble, Inc.	24,600	277,980
Big 5 Sporting Goods Corp.	2,400	32,688
Boot Barn Holdings, Inc.(x)*	4,300	48,934
Buckle, Inc.(x)	20,300	487,809
Build-A-Bear Workshop, Inc.*	1,300	13,468

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Caleres, Inc.	29,100	$735,939
Cato Corp., Class A	17,800	585,442
Chico’s FAS, Inc.	78,600	935,340
Children’s Place, Inc.	9,845	786,320
Citi Trends, Inc.	700	13,951
Conn’s, Inc.(x)*	12,300	126,936
Container Store Group, Inc.(x)*	3,600	18,072
Destination XL Group, Inc.*	35,600	154,148
DSW, Inc., Class A	35,100	718,848
Express, Inc.*	49,200	580,068
Finish Line, Inc., Class A	21,900	505,452
Five Below, Inc.*	336,810	13,570,075
Francesca’s Holdings Corp.*	25,600	395,008
Genesco, Inc.*	10,800	588,168
GNC Holdings, Inc., Class A	35,800	731,036
Group 1 Automotive, Inc.	12,800	817,664
Guess?, Inc.	39,000	569,790
Haverty Furniture Cos., Inc.	5,000	100,200
Hibbett Sports, Inc.(x)*	11,848	472,735
Kirkland’s, Inc.*	1,200	14,616
Lithia Motors, Inc., Class A	134,500	12,847,440
Lumber Liquidators Holdings, Inc.(x)*	8,600	169,162
MarineMax, Inc.*	9,700	203,215
Monro Muffler Brake, Inc.	18,650	1,140,821
Office Depot, Inc.	288,900	1,031,373
Party City Holdco, Inc.(x)*	10,600	181,472
Pier 1 Imports, Inc.	53,100	225,144
Rent-A-Center, Inc.	32,800	414,592
Restoration Hardware Holdings, Inc.(x)*	18,600	643,188
Sears Hometown and Outlet Stores, Inc.*	500	2,465
Select Comfort Corp.*	513,574	11,093,198
Shoe Carnival, Inc.	5,150	137,299
Sonic Automotive, Inc., Class A	27,100	509,480
Sportsman’s Warehouse Holdings, Inc.(x)*	7,700	81,004
Stage Stores, Inc.(x)	15,700	88,077
Stein Mart, Inc.	1,400	8,890
Tailored Brands, Inc.	28,000	439,600
Tile Shop Holdings, Inc.*	17,000	281,350
Tilly’s, Inc., Class A*	3,400	31,926
Tractor Supply Co.	111,998	7,543,065
Ulta Salon Cosmetics & Fragrance, Inc.*	52,892	12,587,238
Urban Outfitters, Inc.*	72,470	2,501,664
Vitamin Shoppe, Inc.(x)*	12,600	338,310
West Marine, Inc.*	10,200	84,354
Winmark Corp.	100	10,552
Zumiez, Inc.(x)*	14,156	254,808

		80,542,668

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	16,000	907,840
Crocs, Inc.*	44,800	371,840
Culp, Inc.	500	14,885
Deckers Outdoor Corp.*	19,000	1,131,450
Delta Apparel, Inc.*	400	6,584
Fossil Group, Inc.*	21,900	608,163
G-III Apparel Group Ltd.*	24,000	699,600
Iconix Brand Group, Inc.(x)*	13,400	108,808
Movado Group, Inc.	8,400	180,432
Oxford Industries, Inc.	7,600	514,520
Perry Ellis International, Inc.*	900	17,352
Sequential Brands Group, Inc.(x)*	2,800	22,400
Steven Madden Ltd.*	29,262	1,011,295
Superior Uniform Group, Inc.	200	3,958
Unifi, Inc.*	600	17,658
Vera Bradley, Inc.*	7,000	106,050
Vince Holding Corp.(x)*	3,100	17,484
Wolverine World Wide, Inc.	50,500	1,163,015

		6,903,334

Total Consumer Discretionary		309,001,609

Consumer Staples (2.0%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A(x)*	4,900	760,774
Coca-Cola Bottling Co. Consolidated	2,600	385,216
Craft Brew Alliance, Inc.*	900	16,947
MGP Ingredients, Inc.(x)	4,200	170,184
National Beverage Corp.(x)*	4,800	211,440
Primo Water Corp.*	1,400	16,982

		1,561,543

Food & Staples Retailing (0.3%)
Andersons, Inc.	17,700	640,386
Chefs’ Warehouse, Inc.*	900	10,026
Ingles Markets, Inc., Class A	7,800	308,412
Natural Grocers by Vitamin Cottage, Inc.(x)*	800	8,928
Performance Food Group Co.*	19,500	483,600
PriceSmart, Inc.	12,700	1,063,752
Smart & Final Stores, Inc.(x)*	1,900	24,263
SpartanNash Co.	19,320	558,734
SUPERVALU, Inc.*	127,700	637,223
United Natural Foods, Inc.*	31,300	1,253,252
Village Super Market, Inc., Class A	2,500	80,025
Weis Markets, Inc.	5,600	296,800

		5,365,401

Food Products (1.2%)
AdvancePierre Foods Holdings, Inc.	293,236	8,081,585
Alico, Inc.	400	10,744
Amplify Snack Brands, Inc.(x)*	2,800	45,360
B&G Foods, Inc.	36,100	1,775,398
Calavo Growers, Inc.	8,400	549,612
Cal-Maine Foods, Inc.(x)	18,200	701,428
Darling Ingredients, Inc.*	91,022	1,229,707
Dean Foods Co.(x)	59,400	974,160
Farmer Brothers Co.*	732	26,023
Fresh Del Monte Produce, Inc.	17,800	1,066,220
Freshpet, Inc.(x)*	2,500	21,625
Inventure Foods, Inc.*	1,000	9,400
J&J Snack Foods Corp.	8,600	1,024,432
John B. Sanfilippo & Son, Inc.	1,300	66,729
Lancaster Colony Corp.	10,100	1,334,109
Landec Corp.*	3,100	41,571
Limoneira Co.(x)	900	17,010
Omega Protein Corp.*	11,400	266,418
Sanderson Farms, Inc.(x)	12,200	1,175,226
Seaboard Corp.*	200	688,000
Seneca Foods Corp., Class A*	1,400	39,536
Snyder’s-Lance, Inc.	46,826	1,572,417
Tootsie Roll Industries, Inc.(x)	10,062	370,583

		21,087,293

Household Products (0.1%)
Central Garden & Pet Co.*	1,800	46,800
Central Garden & Pet Co., Class A*	23,000	570,400
HRG Group, Inc.*	71,800	1,127,260
Oil-Dri Corp. of America	200	7,528
Orchids Paper Products Co.(x)	500	13,615
WD-40 Co.	7,800	876,954

		2,642,557

Personal Products (0.2%)
Avon Products, Inc.	230,000	1,301,800
Inter Parfums, Inc.	7,600	245,252

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Lifevantage Corp.(x)*	1,200	$11,352
Medifast, Inc.	1,800	68,022
Natural Health Trends Corp.(x)	1,700	48,042
Nature’s Sunshine Products, Inc.	10,600	169,600
Nutraceutical International Corp.*	10,800	337,392
Revlon, Inc., Class A*	800	29,424
Synutra International, Inc.*	15,493	66,000
USANA Health Sciences, Inc.*	3,700	511,895

		2,788,779

Tobacco (0.1%)
Alliance One International, Inc.*	700	13,384
Turning Point Brands, Inc.(x)*	800	9,616
Universal Corp.	12,000	698,640
Vector Group Ltd.(x)	52,520	1,130,755

		1,852,395

Total Consumer Staples		35,297,968

Energy (2.9%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	38,400	502,272
Atwood Oceanics, Inc.(x)	35,400	307,626
Bristow Group, Inc.	20,501	287,424
CARBO Ceramics, Inc.(x)	14,300	156,442
Era Group, Inc.*	9,800	78,890
Exterran Corp.*	19,200	301,056
Fairmount Santrol Holdings, Inc.(x)*	29,700	251,856
Forum Energy Technologies, Inc.*	37,900	752,694
Geospace Technologies Corp.*	9,700	188,956
Helix Energy Solutions Group, Inc.*	75,800	616,254
Matrix Service Co.*	13,300	249,508
McDermott International, Inc.*	150,900	756,009
Natural Gas Services Group, Inc.*	7,600	186,884
Newpark Resources, Inc.*	56,300	414,368
Oceaneering International, Inc.	217,562	5,985,131
Oil States International, Inc.*	28,300	893,431
Parker Drilling Co.*	77,700	168,609
PHI, Inc. (Non-Voting)*	10,200	185,334
Pioneer Energy Services Corp.*	38,100	153,924
RigNet, Inc.*	8,200	123,984
SEACOR Holdings, Inc.*	10,000	594,900
Seadrill Ltd.(x)*	197,400	467,838
Superior Energy Services, Inc.	49,760	890,704
Tesco Corp.	20,100	164,016
TETRA Technologies, Inc.*	42,200	257,842
Tidewater, Inc.(x)	25,800	72,756
U.S. Silica Holdings, Inc.(x)	34,200	1,592,352
Unit Corp.*	27,600	513,360

		17,114,420

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.(x)*	45,200	76,388
Alon USA Energy, Inc.	18,300	147,498
Bill Barrett Corp.*	33,000	183,480
California Resources Corp.(x)*	20,900	261,250
Callon Petroleum Co.*	61,100	959,270
Carrizo Oil & Gas, Inc.*	30,800	1,251,096
Clayton Williams Energy, Inc.(x)*	5,900	504,096
Clean Energy Fuels Corp.(x)*	13,300	59,451
Cobalt International Energy, Inc.*	213,000	264,120
Concho Resources, Inc.*	52,574	7,221,039
Contango Oil & Gas Co.*	8,779	89,721
CVR Energy, Inc.(x)	2,300	31,671
Delek U.S. Holdings, Inc.	37,700	651,833
Denbury Resources, Inc.*	183,600	593,028
DHT Holdings, Inc.	55,300	231,707
Dorian LPG Ltd.*	7,500	45,000
Eclipse Resources Corp.*	48,298	158,900
EP Energy Corp., Class A(x)*	24,700	108,186
Erin Energy Corp.(x)*	11,200	26,320
EXCO Resources, Inc.(x)*	98,100	104,967
Frontline Ltd.(x)	34,100	244,497
GasLog Ltd.(x)	21,300	309,915
Gener8 Maritime, Inc.*	6,400	32,768
Golar LNG Ltd.(x)	46,400	983,680
Green Plains, Inc.	23,700	620,940
Jones Energy, Inc., Class A(x)*	2,500	8,900
Matador Resources Co.*	42,800	1,041,752
Navios Maritime Acquisition Corp.	5,600	7,560
Nordic American Tankers Ltd.(x)	41,200	416,532
Northern Oil and Gas, Inc.(x)*	22,500	60,300
Oasis Petroleum, Inc.*	93,500	1,072,445
Overseas Shipholding Group, Inc., Class A	4,500	47,565
Pacific Ethanol, Inc.*	8,200	56,662
Panhandle Oil and Gas, Inc., Class A	7,400	129,722
Par Pacific Holdings, Inc.*	4,200	54,936
PDC Energy, Inc.*	156,060	10,465,384
Renewable Energy Group, Inc.*	3,200	27,104
REX American Resources Corp.*	4,000	339,040
RSP Permian, Inc.*	41,061	1,592,346
Sanchez Energy Corp.(x)*	23,800	210,392
Scorpio Tankers, Inc.	96,600	447,258
SemGroup Corp., Class A	25,800	912,288
Ship Finance International Ltd.(x)	37,200	547,956
Synergy Resources Corp.(x)*	94,400	654,192
Teekay Corp.	15,900	122,589
Teekay Tankers Ltd., Class A	65,100	164,703
W&T Offshore, Inc.(x)*	22,700	39,952
Western Refining, Inc.	39,000	1,031,940
Westmoreland Coal Co.*	9,000	79,740

		34,692,079

Total Energy		51,806,499

Financials (12.5%)
Banks (6.7%)
1st Source Corp.	8,935	318,935
Access National Corp.	200	4,780
ACNB Corp.(x)	200	5,316
Allegiance Bancshares, Inc.*	500	13,500
American National Bankshares, Inc.	7,500	209,625
Ameris Bancorp	19,400	678,030
Ames National Corp.	10,160	281,026
Arrow Financial Corp.	3,585	117,710
Atlantic Capital Bancshares, Inc.*	600	8,988
Banc of California, Inc.	25,700	448,722
BancFirst Corp.	2,600	188,526
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	490,896
Bancorp, Inc.*	1,000	6,420
BancorpSouth, Inc.	45,200	1,048,640
Bank of Marin Bancorp/California	2,790	138,747
Bank of the Ozarks, Inc.	49,871	1,915,046
Bankwell Financial Group, Inc.(x)	200	4,738
Banner Corp.	14,900	651,726
Bar Harbor Bankshares	200	7,344
Berkshire Hills Bancorp, Inc.	14,800	410,108
Blue Hills Bancorp, Inc.(x)	3,100	46,562
BNC Bancorp	26,500	644,480
Boston Private Financial Holdings, Inc.	54,810	703,212
Bridge Bancorp, Inc.	8,700	248,733
Brookline Bancorp, Inc.	51,156	623,592
Bryn Mawr Bank Corp.	8,300	265,517
BSB Bancorp, Inc./Massachusetts*	200	4,686
C&F Financial Corp.	100	4,308

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Camden National Corp.	3,150	$150,381
Capital Bank Financial Corp., Class A	17,900	574,769
Capital City Bank Group, Inc.	9,400	138,838
Cardinal Financial Corp.	19,550	510,060
Carolina Financial Corp.(x)	300	6,702
Cascade Bancorp*	2,000	12,120
Cathay General Bancorp	45,801	1,409,755
CenterState Banks, Inc.	24,900	441,477
Central Pacific Financial Corp.	21,600	544,104
Central Valley Community Bancorp	300	4,758
Chemical Financial Corp.	33,675	1,486,078
Chemung Financial Corp.	200	5,798
Citizens & Northern Corp.	7,300	160,381
City Holding Co.	10,500	528,045
CNB Financial Corp./Pennsylvania	5,940	125,690
CoBiz Financial, Inc.	3,200	42,592
Codorus Valley Bancorp, Inc.(x)	200	4,376
Columbia Banking System, Inc.	33,110	1,083,359
Community Bank System, Inc.	21,776	1,047,643
Community Trust Bancorp, Inc.	8,500	315,435
CommunityOne Bancorp*	7,514	103,994
ConnectOne Bancorp, Inc.	16,400	296,184
CU Bancorp*	1,400	31,934
Customers Bancorp, Inc.*	14,900	374,884
CVB Financial Corp.	63,600	1,119,996
Eagle Bancorp, Inc.*	17,930	884,487
Enterprise Bancorp, Inc./Massachusetts	100	2,800
Enterprise Financial Services Corp.	15,490	484,063
Equity Bancshares, Inc., Class A*	300	7,782
F.N.B. Corp./Pennsylvania	125,900	1,548,570
Farmers Capital Bank Corp.	200	5,928
Farmers National Banc Corp.	600	6,468
FCB Financial Holdings, Inc., Class A*	15,300	587,979
Fidelity Southern Corp.	2,900	53,331
Financial Institutions, Inc.	400	10,844
First Bancorp, Inc./Maine	3,140	75,266
First Bancorp/North Carolina	8,800	174,152
First BanCorp/Puerto Rico*	44,300	230,360
First Busey Corp.	16,373	370,030
First Business Financial Services, Inc.	200	4,700
First Citizens BancShares, Inc./North Carolina, Class A	4,200	1,234,338
First Commonwealth Financial Corp.	59,700	602,373
First Community Bancshares, Inc./Virginia	12,300	305,040
First Connecticut Bancorp, Inc./Connecticut	12,300	218,817
First Financial Bancorp	41,460	905,486
First Financial Bankshares, Inc.(x)	35,200	1,282,688
First Financial Corp./Indiana	3,500	142,380
First Financial Northwest, Inc.	300	4,251
First Foundation, Inc.*	400	9,868
First Internet Bancorp(x)	400	9,236
First Interstate BancSystem, Inc., Class A	15,700	494,707
First Merchants Corp.	20,800	556,400
First Midwest Bancorp, Inc./Illinois	50,000	968,000
First NBC Bank Holding Co.*	6,300	59,472
First Northwest Bancorp(x)*	400	5,396
First of Long Island Corp.	1,600	53,040
First Republic Bank/California	163,967	12,643,494
Flushing Financial Corp.	20,350	482,702
Franklin Financial Network, Inc.*	700	26,180
Fulton Financial Corp.	96,900	1,406,988
German American Bancorp, Inc.	4,700	182,971
Glacier Bancorp, Inc.	41,430	1,181,584
Great Southern Bancorp, Inc.	3,300	134,310
Great Western Bancorp, Inc.(x)	30,800	1,026,256
Green Bancorp, Inc.*	600	6,558
Guaranty Bancorp	400	7,140
Hancock Holding Co.	42,290	1,371,465
Hanmi Financial Corp.	21,138	556,775
Heartland Financial USA, Inc.	17,155	618,781
Heritage Commerce Corp.	500	5,470
Heritage Financial Corp./Washington	17,866	320,695
Heritage Oaks Bancorp	400	3,280
Hilltop Holdings, Inc.*	45,799	1,028,646
Home BancShares, Inc./Arkansas	63,788	1,327,428
HomeTrust Bancshares, Inc.*	500	9,250
Hope Bancorp, Inc.	80,885	1,404,972
Horizon Bancorp/Indiana	300	8,814
IBERIABANK Corp.	21,048	1,412,742
Independent Bank Corp./Massachusetts(x)	13,600	735,624
Independent Bank Corp./Michigan	400	6,732
Independent Bank Group, Inc.	3,100	136,927
International Bancshares Corp.	28,700	854,686
Investors Bancorp, Inc.	169,772	2,038,961
Lakeland Bancorp, Inc.	11,410	160,196
Lakeland Financial Corp.	15,855	561,584
LCNB Corp.(x)	100	1,822
LegacyTexas Financial Group, Inc.	22,130	699,972
Live Oak Bancshares, Inc.(x)	3,500	50,470
Macatawa Bank Corp.	600	4,794
MainSource Financial Group, Inc.	12,400	309,380
MB Financial, Inc.	36,540	1,389,982
MBT Financial Corp.	600	5,430
Mercantile Bank Corp.	1,100	29,535
Merchants Bancshares, Inc./Vermont	3,100	100,409
Middleburg Financial Corp.(x)	200	5,656
Midland States Bancorp, Inc.	2,200	55,748
MidWestOne Financial Group, Inc.	200	6,074
MutualFirst Financial, Inc.(x)	100	2,773
National Bank Holdings Corp., Class A	20,300	474,411
National Bankshares, Inc./Virginia(x)	3,200	117,696
National Commerce Corp.(x)*	200	5,412
NBT Bancorp, Inc.	24,195	795,290
Nicolet Bankshares, Inc.*	300	11,505
Northrim BanCorp, Inc.	200	5,150
OFG Bancorp	8,000	80,880
Old Line Bancshares, Inc.	200	3,946
Old National Bancorp/Indiana	78,880	1,109,053
Old Second Bancorp, Inc.	500	4,155
Opus Bank	9,000	318,330
Orrstown Financial Services, Inc.(x)	200	3,950
Pacific Continental Corp.	9,100	153,062
Pacific Mercantile Bancorp*	300	2,211
Pacific Premier Bancorp, Inc.*	14,300	378,378
Park National Corp.	8,850	849,600
Park Sterling Corp.	4,100	33,292
Peapack-Gladstone Financial Corp.	500	11,205
Penns Woods Bancorp, Inc.(x)	440	19,562
Peoples Bancorp, Inc./Ohio	7,900	194,261
Peoples Financial Services Corp.(x)	100	4,076
People’s Utah Bancorp	500	10,175
Pinnacle Financial Partners, Inc.	21,388	1,156,663
Preferred Bank/California	1,100	39,325
Premier Financial Bancorp, Inc.	300	5,142
PrivateBancorp, Inc.	43,518	1,998,347

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Prosperity Bancshares, Inc.	37,350	$2,050,141
QCR Holdings, Inc.	300	9,522
Renasant Corp.	21,900	736,497
Republic Bancorp, Inc./Kentucky, Class A	5,100	158,508
Republic First Bancorp, Inc.*	500	2,055
S&T Bancorp, Inc.	19,961	578,669
Sandy Spring Bancorp, Inc.	15,910	486,528
Seacoast Banking Corp. of Florida*	4,700	75,623
ServisFirst Bancshares, Inc.	12,200	633,302
Shore Bancshares, Inc.	300	3,534
Sierra Bancorp	3,500	65,660
Signature Bank/New York*	79,380	9,402,560
Simmons First National Corp., Class A	16,320	814,368
South State Corp.	13,240	993,530
Southern First Bancshares, Inc.*	200	5,516
Southern National Bancorp of Virginia, Inc.	600	7,830
Southside Bancshares, Inc.	12,522	402,958
Southwest Bancorp, Inc./Oklahoma	500	9,495
State Bank Financial Corp.	22,700	518,014
Sterling Bancorp/Delaware	65,474	1,145,795
Stock Yards Bancorp, Inc.	12,150	400,464
Stonegate Bank	1,000	33,750
Suffolk Bancorp	600	20,862
Summit Financial Group, Inc.(x)	200	3,832
Sun Bancorp, Inc./New Jersey	800	18,448
SVB Financial Group*	111,404	12,314,597
Texas Capital Bancshares, Inc.*	24,450	1,342,794
Tompkins Financial Corp.	10,451	798,561
Towne Bank/Virginia	25,709	617,787
TriCo Bancshares	9,900	265,023
TriState Capital Holdings, Inc.*	800	12,920
Triumph Bancorp, Inc.*	400	7,936
Trustmark Corp.	42,820	1,180,119
UMB Financial Corp.	23,460	1,394,697
Umpqua Holdings Corp.	113,173	1,703,254
Union Bankshares Corp.	31,197	835,144
Union Bankshares, Inc./Vermont(x)	100	3,406
United Bankshares, Inc./West Virginia(x)	37,052	1,395,749
United Community Banks, Inc./Georgia	36,600	769,332
Univest Corp. of Pennsylvania	12,938	302,232
Valley National Bancorp	129,447	1,259,519
Veritex Holdings, Inc.*	300	5,217
Washington Trust Bancorp, Inc.	10,800	434,376
WashingtonFirst Bankshares, Inc.(x)	500	12,305
Webster Financial Corp.	47,900	1,820,679
WesBanco, Inc.	21,916	720,598
West Bancorp, Inc.	6,300	123,480
Westamerica Bancorp(x)	13,500	686,880
Wintrust Financial Corp.	28,270	1,570,964
Xenith Bankshares, Inc.*	2,700	6,237
Yadkin Financial Corp.	32,600	857,054

		120,434,172

Capital Markets (2.4%)
Actua Corp.*	17,850	231,158
Affiliated Managers Group, Inc.*	64,945	9,397,541
Arlington Asset Investment Corp., Class A(x)	6,200	91,698
Associated Capital Group, Inc., Class A(x)	4,430	157,088
BGC Partners, Inc., Class A	110,740	968,975
Calamos Asset Management, Inc., Class A	1,700	11,594
Cohen & Steers, Inc.	11,366	485,897
Cowen Group, Inc., Class A(x)*	8,800	31,944
Diamond Hill Investment Group, Inc.	1,600	295,664
Evercore Partners, Inc., Class A	22,200	1,143,522
FBR & Co.	600	7,944
Fifth Street Asset Management, Inc.	500	2,755
Financial Engines, Inc.(x)	28,400	843,764
GAIN Capital Holdings, Inc.	2,000	12,360
GAMCO Investors, Inc., Class A	4,430	126,122
Greenhill & Co., Inc.	22,600	532,682
Hennessy Advisors, Inc.(x)	200	7,094
Houlihan Lokey, Inc.	3,600	90,180
INTL FCStone, Inc.*	8,100	314,685
Investment Technology Group, Inc.	20,000	342,800
Janus Capital Group, Inc.	88,300	1,237,083
KCG Holdings, Inc., Class A*	27,371	425,072
Ladenburg Thalmann Financial Services, Inc.*	7,300	16,863
Lazard Ltd., Class A	284,674	10,350,746
Manning & Napier, Inc.	700	4,963
Medley Management, Inc., Class A	400	3,364
Moelis & Co., Class A	7,000	188,230
MSCI, Inc.	27,210	2,284,007
OM Asset Management plc	20,900	290,719
Oppenheimer Holdings, Inc., Class A	600	8,574
Piper Jaffray Cos.*	8,000	386,400
PJT Partners, Inc., Class A(x)	5,300	144,531
Pzena Investment Management, Inc., Class A	1,700	13,090
Safeguard Scientifics, Inc.*	2,230	28,901
Silvercrest Asset Management Group, Inc., Class A	200	2,374
Stifel Financial Corp.*	239,558	9,211,005
Virtu Financial, Inc., Class A	10,900	163,173
Virtus Investment Partners, Inc.(x)	4,795	469,239
Waddell & Reed Financial, Inc., Class A	41,500	753,640
Walter Investment Management Corp.(x)*	16,300	66,178
Westwood Holdings Group, Inc.	900	47,799
WisdomTree Investments, Inc.(x)	72,600	747,054

		41,938,472

Consumer Finance (0.3%)
Encore Capital Group, Inc.(x)*	17,050	383,284
Enova International, Inc.*	2,800	27,104
EZCORP, Inc., Class A*	17,000	188,020
FirstCash, Inc.	26,604	1,252,516
Green Dot Corp., Class A*	25,200	581,112
LendingClub Corp.(x)*	171,700	1,061,106
Nelnet, Inc., Class A	16,850	680,235
PRA Group, Inc.(x)*	26,460	913,928
Regional Management Corp.*	1,300	28,145
World Acceptance Corp.*	4,120	202,045

		5,317,495

Diversified Financial Services (0.1%)
FNFV Group*	43,900	547,872
Marlin Business Services Corp.	11,100	215,118
NewStar Financial, Inc.*	9,900	96,129
On Deck Capital, Inc.(x)*	16,000	91,200
PICO Holdings, Inc.*	9,000	106,110
Tiptree Financial, Inc., Class A	400	2,376

		1,058,805

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	597,675
American Equity Investment Life Holding Co.	47,380	840,047
AMERISAFE, Inc.	11,990	704,772

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.	19,105	$1,077,904
Atlas Financial Holdings, Inc.*	300	4,731
Baldwin & Lyons, Inc., Class B	3,587	91,935
Blue Capital Reinsurance Holdings Ltd.(x)	200	3,664
Citizens, Inc./Texas(x)*	21,700	203,112
CNO Financial Group, Inc.	105,000	1,603,350
Crawford & Co., Class B	2,900	32,915
Donegal Group, Inc., Class A	7,700	124,047
eHealth, Inc.*	1,900	21,299
EMC Insurance Group, Inc.	1,200	32,316
Employers Holdings, Inc.	18,300	545,889
Enstar Group Ltd.*	5,950	978,597
FBL Financial Group, Inc., Class A	5,300	339,041
Federated National Holding Co.	600	11,214
Fidelity & Guaranty Life(x)	5,700	132,183
Genworth Financial, Inc., Class A*	262,800	1,303,488
Global Indemnity plc*	7,450	221,265
Greenlight Capital Reinsurance Ltd., Class A*	20,316	415,259
Hallmark Financial Services, Inc.*	13,200	135,828
HCI Group, Inc.	1,300	39,468
Heritage Insurance Holdings, Inc.	13,700	197,417
Horace Mann Educators Corp.	24,910	912,952
Independence Holding Co.	7,684	132,011
Infinity Property & Casualty Corp.	6,000	495,780
Investors Title Co.	100	9,950
James River Group Holdings Ltd.	7,400	267,880
Kemper Corp.	20,700	813,924
Maiden Holdings Ltd.	34,930	443,262
MBIA, Inc.*	85,600	666,824
National General Holdings Corp.	34,700	771,728
National Interstate Corp.	3,900	126,867
National Western Life Group, Inc., Class A	1,030	211,531
Navigators Group, Inc.	7,600	736,592
OneBeacon Insurance Group Ltd., Class A	10,000	142,800
Patriot National, Inc.(x)*	1,900	17,119
Primerica, Inc.(x)	27,900	1,479,537
RLI Corp.	22,500	1,538,100
Safety Insurance Group, Inc.	8,350	561,287
Selective Insurance Group, Inc.	30,340	1,209,352
State Auto Financial Corp.	7,400	176,194
State National Cos., Inc.	2,600	28,912
Stewart Information Services Corp.	12,600	560,070
Third Point Reinsurance Ltd.*	36,100	433,200
Trupanion, Inc.(x)*	3,400	57,460
United Fire Group, Inc.	15,100	639,032
United Insurance Holdings Corp.	900	15,282
Universal Insurance Holdings, Inc.	19,000	478,800
WMIH Corp.(x)*	27,500	64,350

		22,648,212

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AG Mortgage Investment Trust, Inc. (REIT)	15,800	248,850
Altisource Residential Corp. (REIT)	38,700	421,830
American Capital Mortgage Investment Corp. (REIT)	26,845	461,466
Anworth Mortgage Asset Corp. (REIT)	24,900	122,508
Apollo Commercial Real Estate Finance, Inc. (REIT)	33,048	540,996
Ares Commercial Real Estate Corp. (REIT)	1,100	13,860
ARMOUR Residential REIT, Inc. (REIT)	20,916	471,447
Capstead Mortgage Corp. (REIT)	50,010	471,594
Colony Capital, Inc. (REIT), Class A	62,734	1,143,640
CYS Investments, Inc. (REIT)	93,937	819,131
Dynex Capital, Inc. (REIT)	1,700	12,614
Great Ajax Corp. (REIT)	800	10,920
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	17,800	415,986
Invesco Mortgage Capital, Inc. (REIT)	58,655	893,316
Ladder Capital Corp. (REIT)	23,927	316,793
New Residential Investment Corp. (REIT)	126,292	1,744,092
New York Mortgage Trust, Inc. (REIT)	91,700	552,034
Orchid Island Capital, Inc. (REIT)(x)	1,900	19,798
Owens Realty Mortgage, Inc. (REIT)(x)	200	3,464
PennyMac Mortgage Investment Trust (REIT)	46,763	728,568
Redwood Trust, Inc. (REIT)	40,000	566,400
Resource Capital Corp. (REIT)(x)	18,587	238,099
United Development Funding IV (REIT)(b)(x)†	16,700	40,080
Western Asset Mortgage Capital Corp. (REIT)	14,600	152,132

		10,409,618

Thrifts & Mortgage Finance (1.1%)
Astoria Financial Corp.	57,300	836,580
Bank Mutual Corp.	19,000	145,920
BankFinancial Corp.	12,900	163,830
Bear State Financial, Inc.	200	1,838
Beneficial Bancorp, Inc.	45,376	667,481
BofI Holding, Inc.(x)*	34,800	779,520
Capitol Federal Financial, Inc.	77,100	1,084,797
Charter Financial Corp./Maryland	18,076	232,819
Clifton Bancorp, Inc.	600	9,174
Dime Community Bancshares, Inc.	24,400	408,944
ESSA Bancorp, Inc.	300	4,149
Essent Group Ltd.*	39,000	1,037,790
EverBank Financial Corp.	58,200	1,126,752
Federal Agricultural Mortgage Corp., Class C	1,200	47,400
First Defiance Financial Corp.	300	13,392
Flagstar Bancorp, Inc.*	10,600	294,150
Hingham Institution for Savings	100	13,850
Home Bancorp, Inc.	200	5,600
HomeStreet, Inc.*	12,700	318,262
Impac Mortgage Holdings, Inc.*	300	3,957
Kearny Financial Corp.	51,279	697,907
Lake Sunapee Bank Group	300	5,421
LendingTree, Inc.(x)*	3,300	319,803
Meridian Bancorp, Inc.	30,100	468,657
Meta Financial Group, Inc.	1,500	90,915
MGIC Investment Corp.*	202,451	1,619,608
Nationstar Mortgage Holdings, Inc.(x)*	13,200	195,492
NMI Holdings, Inc., Class A*	21,300	162,306
Northfield Bancorp, Inc.	24,658	396,994
Northwest Bancshares, Inc.	51,790	813,621
OceanFirst Financial Corp.	4,100	78,966
Ocwen Financial Corp.(x)*	33,300	122,211
Oritani Financial Corp.	23,094	363,038
PennyMac Financial Services, Inc., Class A*	600	10,206
PHH Corp.*	38,200	551,990

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Provident Financial Holdings, Inc.	200	$3,912
Provident Financial Services, Inc.	43,000	912,890
Radian Group, Inc.	110,666	1,499,524
SI Financial Group, Inc.	200	2,640
Southern Missouri Bancorp, Inc.	100	2,490
Territorial Bancorp, Inc.	4,100	117,506
TrustCo Bank Corp.	66,200	469,358
United Community Financial Corp./Ohio	1,000	7,110
United Financial Bancorp, Inc.	26,345	364,615
Walker & Dunlop, Inc.*	14,500	366,270
Washington Federal, Inc.	51,500	1,374,020
Waterstone Financial, Inc.	2,200	37,378
Westfield Financial, Inc.	300	2,295
WSFS Financial Corp.	16,400	598,436

		18,851,784

Total Financials		220,658,558

Health Care (16.5%)
Biotechnology (4.7%)
Acceleron Pharma, Inc.(x)*	14,300	517,517
Achillion Pharmaceuticals, Inc.*	57,900	468,990
Acorda Therapeutics, Inc.*	28,100	586,728
Aduro Biotech, Inc.(x)*	17,700	220,011
Advaxis, Inc.(x)*	24,600	262,974
Agenus, Inc.(x)*	50,600	363,308
Aimmune Therapeutics, Inc.(x)*	2,500	37,500
Alder Biopharmaceuticals, Inc.(x)*	154,311	5,056,771
AMAG Pharmaceuticals, Inc.(x)*	19,553	479,244
Amicus Therapeutics, Inc.*	63,500	469,900
Anthera Pharmaceuticals, Inc.(x)*	3,400	10,710
Applied Genetic Technologies Corp.*	100	978
Aptevo Therapeutics, Inc.*	1,850	4,736
Arena Pharmaceuticals, Inc.(x)*	168,800	295,400
Argos Therapeutics, Inc.*	700	3,479
ARIAD Pharmaceuticals, Inc.(x)*	342,337	4,686,594
Array BioPharma, Inc.(x)*	92,500	624,375
Arrowhead Pharmaceuticals, Inc.(x)*	33,000	242,550
Asterias Biotherapeutics, Inc.(x)*	600	2,544
Atara Biotherapeutics, Inc.(x)*	9,600	205,344
Athersys, Inc.(x)*	1,400	2,982
Avexis, Inc.(x)*	3,900	160,719
Axovant Sciences Ltd.(x)*	13,500	189,000
Bellicum Pharmaceuticals, Inc.(x)*	3,000	59,700
BioCryst Pharmaceuticals, Inc.(x)*	53,300	235,053
BioSpecifics Technologies Corp.*	100	4,567
BioTime, Inc.(x)*	29,400	114,660
Bluebird Bio, Inc.(x)*	19,300	1,308,154
Blueprint Medicines Corp.*	10,500	311,850
Cara Therapeutics, Inc.(x)*	9,500	79,325
Celldex Therapeutics, Inc.(x)*	60,800	245,632
Cepheid, Inc.*	43,500	2,292,015
ChemoCentryx, Inc.(x)*	12,100	73,084
Chimerix, Inc.*	31,400	173,956
Cidara Therapeutics, Inc.*	500	5,725
Clovis Oncology, Inc.(x)*	15,700	565,985
Coherus Biosciences, Inc.(x)*	12,900	345,462
Corvus Pharmaceuticals, Inc.(x)*	200	3,290
Curis, Inc.(x)*	1,500	3,915
Cytokinetics, Inc.(x)*	2,900	26,622
CytomX Therapeutics, Inc.(x)*	400	6,272
DBV Technologies S.A. (ADR)*	89,966	3,268,465
Dimension Therapeutics, Inc.(x)*	800	6,392
Dynavax Technologies Corp.(x)*	21,060	220,919
Eagle Pharmaceuticals, Inc.(x)*	4,700	329,000
Edge Therapeutics, Inc.*	600	6,246
Editas Medicine, Inc.(x)*	7,200	97,056
Emergent BioSolutions, Inc.*	18,700	589,611
Enanta Pharmaceuticals, Inc.*	8,800	234,168
Epizyme, Inc.(x)*	15,900	156,456
Esperion Therapeutics, Inc.*	10,000	138,500
Exact Sciences Corp.(x)*	55,100	1,023,207
Exelixis, Inc.*	142,700	1,825,133
FibroGen, Inc.*	26,200	542,340
Five Prime Therapeutics, Inc.*	17,600	923,824
Flexion Therapeutics, Inc.(x)*	6,900	134,826
Foundation Medicine, Inc.(x)*	10,500	245,175
Genomic Health, Inc.*	8,400	242,928
Geron Corp.(x)*	95,100	214,926
Global Blood Therapeutics, Inc.(x)*	9,600	221,280
Halozyme Therapeutics, Inc.(x)*	59,200	715,136
Heron Therapeutics, Inc.(x)*	13,500	232,605
Idera Pharmaceuticals, Inc.(x)*	1,400	3,584
Ignyta, Inc.*	2,000	12,580
Immune Design Corp.*	100	758
ImmunoGen, Inc.(x)*	83,100	222,708
Immunomedics, Inc.(x)*	84,900	275,925
Infinity Pharmaceuticals, Inc.(x)*	56,100	87,516
Inovio Pharmaceuticals, Inc.(x)*	38,200	356,024
Insmed, Inc.*	35,400	514,008
Insys Therapeutics, Inc.(x)*	14,400	169,776
Intellia Therapeutics, Inc.(x)*	8,700	148,074
Ironwood Pharmaceuticals, Inc.*	72,800	1,156,064
Karyopharm Therapeutics, Inc.*	3,900	37,947
Keryx Biopharmaceuticals, Inc.(x)*	61,400	326,034
Kite Pharma, Inc.(x)*	20,500	1,145,130
La Jolla Pharmaceutical Co.*	1,900	45,201
Lexicon Pharmaceuticals, Inc.(x)*	32,042	578,999
Ligand Pharmaceuticals, Inc.(x)*	11,450	1,168,587
Lion Biotechnologies, Inc.(x)*	10,000	82,300
Loxo Oncology, Inc.(x)*	1,100	28,798
MacroGenics, Inc.*	17,300	517,443
MannKind Corp.(x)*	192,255	119,198
Medgenics, Inc.*	500	2,785
MediciNova, Inc.(x)*	600	4,494
Merrimack Pharmaceuticals, Inc.(x)*	65,700	417,195
MiMedx Group, Inc.(x)*	60,900	522,522
Minerva Neurosciences, Inc.(x)*	25,000	352,875
Mirati Therapeutics, Inc.(x)*	7,500	49,575
Momenta Pharmaceuticals, Inc.*	33,100	386,939
Myriad Genetics, Inc.*	38,100	784,098
NantKwest, Inc.(x)*	3,800	29,564
Natera, Inc.(x)*	7,600	84,436
Neurocrine Biosciences, Inc.*	107,070	5,422,025
NewLink Genetics Corp.*	19,300	289,886
Novavax, Inc.(x)*	154,100	320,528
OncoMed Pharmaceuticals, Inc.(x)*	2,600	29,718
Ophthotech Corp.(x)*	15,900	733,467
Organovo Holdings, Inc.(x)*	6,600	25,014
Osiris Therapeutics, Inc.(x)*	28,700	142,352
Otonomy, Inc.(x)*	2,300	41,837
OvaScience, Inc.(x)*	21,300	152,508
PDL BioPharma, Inc.	101,200	339,020
Pfenex, Inc.*	300	2,685
Portola Pharmaceuticals, Inc.*	23,400	531,414
Progenics Pharmaceuticals, Inc.(x)*	42,600	269,658
Proteostasis Therapeutics, Inc.*	100	1,559
Prothena Corp. plc(x)*	94,800	5,685,156
PTC Therapeutics, Inc.*	31,800	445,518
Puma Biotechnology, Inc.(x)*	12,900	864,945
Radius Health, Inc.*	16,000	865,440
Raptor Pharmaceutical Corp.(x)*	49,500	444,015
REGENXBIO, Inc.(x)*	300	4,203

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Regulus Therapeutics, Inc.(x)*	8,300	$27,390
Repligen Corp.*	20,900	630,971
Retrophin, Inc.(x)*	16,000	358,080
Rigel Pharmaceuticals, Inc.*	61,500	225,705
Sage Therapeutics, Inc.*	106,698	4,913,443
Sangamo BioSciences, Inc.(x)*	42,200	195,386
Sarepta Therapeutics, Inc.(x)*	23,100	1,418,571
Seres Therapeutics, Inc.(x)*	9,300	114,297
Sorrento Therapeutics, Inc.(x)*	12,600	97,524
Spark Therapeutics, Inc.(x)*	8,952	537,657
Spectrum Pharmaceuticals, Inc.*	32,000	149,440
Stemline Therapeutics, Inc.*	700	7,581
Syndax Pharmaceuticals, Inc.(x)*	500	7,580
Synergy Pharmaceuticals, Inc.(x)*	94,700	521,797
Synthetic Biologics, Inc.(x)*	2,200	3,784
TESARO, Inc.(x)*	90,111	9,032,727
TG Therapeutics, Inc.(x)*	25,500	197,370
Trevena, Inc.*	4,800	32,400
Trovagene, Inc.(x)*	900	4,041
Ultragenyx Pharmaceutical, Inc.(x)*	77,210	5,477,277
Vanda Pharmaceuticals, Inc.*	26,703	444,338
Versartis, Inc.*	200	2,450
Vitae Pharmaceuticals, Inc.*	3,200	66,944
Vital Therapies, Inc.(x)*	300	1,836
Voyager Therapeutics, Inc.(x)*	700	8,407
XBiotech, Inc.(x)*	2,600	34,996
Xencor, Inc.*	15,600	382,044
ZIOPHARM Oncology, Inc.(x)*	56,765	319,587

		83,571,522

Health Care Equipment & Supplies (5.4%)
Abaxis, Inc.	14,700	758,814
Accuray, Inc.*	34,867	222,103
Align Technology, Inc.*	173,461	16,261,968
Analogic Corp.	8,700	770,820
AngioDynamics, Inc.*	12,800	224,512
Anika Therapeutics, Inc.*	8,000	382,800
AtriCure, Inc.(x)*	16,400	259,448
Atrion Corp.	700	298,620
Cantel Medical Corp.	18,275	1,425,085
Cardiovascular Systems, Inc.*	15,100	358,474
Cerus Corp.(x)*	50,100	311,121
ConforMIS, Inc.*	4,100	40,672
CONMED Corp.	18,600	745,116
Corindus Vascular Robotics, Inc.(x)*	1,100	1,221
CryoLife, Inc.	16,300	286,391
Cynosure, Inc., Class A*	11,631	592,483
Dentsply Sirona, Inc.	124,754	7,414,130
DexCom, Inc.*	142,786	12,516,620
Endologix, Inc.(x)*	46,600	596,480
Exactech, Inc.*	18,500	500,055
GenMark Diagnostics, Inc.*	26,400	311,520
Glaukos Corp.*	7,500	283,050
Globus Medical, Inc., Class A*	39,500	891,515
Haemonetics Corp.*	28,300	1,024,743
Halyard Health, Inc.*	25,500	883,830
ICU Medical, Inc.*	7,600	960,488
Inogen, Inc.*	8,600	515,140
Insulet Corp.*	30,100	1,232,294
Integer Holdings Corp.*	15,100	327,519
Integra LifeSciences Holdings Corp.*	17,600	1,452,880
Invacare Corp.	20,100	224,517
InVivo Therapeutics Holdings Corp.(x)*	700	4,760
Iridex Corp.(x)*	200	2,898
K2M Group Holdings, Inc.(x)*	10,700	190,246
Masimo Corp.*	23,950	1,424,786
Meridian Bioscience, Inc.	26,900	518,901
Merit Medical Systems, Inc.*	32,675	793,676
Natus Medical, Inc.*	16,700	656,143
Neogen Corp.*	20,350	1,138,379
Nevro Corp.(x)*	155,099	16,190,784
Novocure Ltd.(x)*	26,400	225,456
NuVasive, Inc.*	26,800	1,786,488
NxStage Medical, Inc.*	43,200	1,079,568
OraSure Technologies, Inc.*	39,600	315,612
Orthofix International N.V.*	12,500	534,625
Penumbra, Inc.*	115,138	8,749,337
Quidel Corp.*	17,900	395,411
Rockwell Medical, Inc.(x)*	22,500	150,750
RTI Surgical, Inc.*	25,600	80,128
Second Sight Medical Products, Inc.*	1,300	4,576
Spectranetics Corp.*	25,300	634,777
STAAR Surgical Co.(x)*	32,000	300,800
SurModics, Inc.*	18,600	559,674
Tandem Diabetes Care, Inc.(x)*	100	766
Vascular Solutions, Inc.*	8,900	429,247
Veracyte, Inc.(x)*	300	2,283
ViewRay, Inc.(x)*	100	452
Wright Medical Group N.V.(x)*	50,345	1,234,963
Zeltiq Aesthetics, Inc.(x)*	122,950	4,822,099

		94,302,014

Health Care Providers & Services (3.2%)
AAC Holdings, Inc.(x)*	5,000	86,950
Acadia Healthcare Co., Inc.(x)*	184,751	9,154,412
Aceto Corp.	17,900	339,921
Adeptus Health, Inc., Class A(x)*	6,500	279,825
Air Methods Corp.(x)*	18,600	585,714
Almost Family, Inc.*	5,700	209,589
Amedisys, Inc.*	14,700	697,368
American Renal Associates Holdings, Inc.*	3,400	62,118
AMN Healthcare Services, Inc.*	24,800	790,376
Amsurg Corp.*	158,160	10,604,627
BioScrip, Inc.(x)*	38,400	110,976
BioTelemetry, Inc.*	14,100	261,837
Capital Senior Living Corp.*	17,600	295,680
Chemed Corp.	9,100	1,283,737
Civitas Solutions, Inc.*	2,500	45,650
Community Health Systems, Inc.(x)*	57,600	664,704
CorVel Corp.*	9,300	357,120
Cross Country Healthcare, Inc.*	17,000	200,260
Diplomat Pharmacy, Inc.(x)*	238,082	6,668,677
Ensign Group, Inc.	23,400	471,042
Genesis Healthcare, Inc.*	22,290	59,514
HealthEquity, Inc.*	28,700	1,086,295
HealthSouth Corp.	47,300	1,918,961
Healthways, Inc.*	25,900	685,314
Kindred Healthcare, Inc.	45,681	466,860
Landauer, Inc.	5,833	259,452
LHC Group, Inc.*	9,300	342,984
Magellan Health, Inc.*	16,000	859,680
Molina Healthcare, Inc.*	22,550	1,315,116
National HealthCare Corp.	6,100	402,539
National Research Corp., Class A	200	3,258
Owens & Minor, Inc.#	32,950	1,144,354
PharMerica Corp.*	20,800	583,856
Premier, Inc., Class A*	318,659	10,305,432
Providence Service Corp.*	6,700	325,821
Quorum Health Corp.*	300	1,881
RadNet, Inc.*	200	1,480
Select Medical Holdings Corp.*	50,019	675,257
Surgery Partners, Inc.*	7,400	149,776
Surgical Care Affiliates, Inc.*	17,400	848,424

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Team Health Holdings, Inc.*	38,400	$1,250,304
Teladoc, Inc.(x)*	10,200	186,762
Triple-S Management Corp., Class B*	11,900	260,967
U.S. Physical Therapy, Inc.	6,200	388,740
Universal American Corp.	23,000	175,950
USMD Holdings, Inc.*	100	2,264

		56,871,824

Health Care Technology (0.3%)
Castlight Health, Inc., Class B(x)*	13,000	54,080
Computer Programs & Systems, Inc.(x)	6,500	169,390
Cotiviti Holdings, Inc.*	11,200	375,536
Evolent Health, Inc., Class A*	7,000	172,340
HealthStream, Inc.*	12,200	336,720
HMS Holdings Corp.*	52,400	1,161,708
Medidata Solutions, Inc.*	31,600	1,762,016
Omnicell, Inc.*	23,800	911,540
Press Ganey Holdings, Inc.*	11,600	468,640
Quality Systems, Inc.	27,800	314,696

		5,726,666

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc.(x)*	14,400	392,544
Albany Molecular Research, Inc.(x)*	11,800	194,818
Cambrex Corp.*	17,900	795,834
ChromaDex Corp.(x)*	800	2,384
Enzo Biochem, Inc.*	400	2,036
Fluidigm Corp.(x)*	20,100	161,001
ICON plc*	117,456	9,087,570
INC Research Holdings, Inc., Class A*	21,600	962,928
Luminex Corp.*	28,500	647,520
NeoGenomics, Inc.*	5,800	47,676
Pacific Biosciences of California, Inc.*	31,800	284,928
PAREXEL International Corp.*	30,277	2,102,738
PRA Health Sciences, Inc.*	11,400	644,214

		15,326,191

Pharmaceuticals (2.0%)
Aclaris Therapeutics, Inc.*	400	10,244
Aerie Pharmaceuticals, Inc.(x)*	8,300	313,242
Akorn, Inc.*	405,577	11,056,029
Amphastar Pharmaceuticals, Inc.*	18,600	352,842
ANI Pharmaceuticals, Inc.(x)*	5,000	331,750
Aratana Therapeutics, Inc.*	17,200	160,992
Axsome Therapeutics, Inc.(x)*	200	1,576
Catalent, Inc.*	52,045	1,344,843
Cempra, Inc.(x)*	21,600	522,720
Collegium Pharmaceutical, Inc.(x)*	400	7,704
Corcept Therapeutics, Inc.*	36,600	237,900
Depomed, Inc.(x)*†	41,700	1,042,083
Dermira, Inc.*	16,800	568,176
Endocyte, Inc.*	1,400	4,326
Flex Pharma, Inc.(x)*	600	7,068
GW Pharmaceuticals plc (ADR)(x)*	28,245	3,748,959
Horizon Pharma plc*	84,200	1,526,546
Impax Laboratories, Inc.*	39,100	926,670
Innoviva, Inc.(x)*	52,300	574,777
Intersect ENT, Inc.*	11,600	183,744
Intra-Cellular Therapies, Inc.*	17,900	272,796
Lannett Co., Inc.(x)*	15,000	398,550
Lipocine, Inc.(x)*	800	3,568
Medicines Co.(x)*	139,200	5,253,408
Nektar Therapeutics*	79,800	1,370,964
Neos Therapeutics, Inc.(x)*	500	3,290
Ocular Therapeutix, Inc.(x)*	6,300	43,281
Omeros Corp.*	20,700	231,012
Pacira Pharmaceuticals, Inc.*	21,300	728,886
Phibro Animal Health Corp., Class A	9,600	260,928
Prestige Brands Holdings, Inc.*	28,700	1,385,349
Reata Pharmaceuticals, Inc., Class A(x)*	3,400	89,624
Revance Therapeutics, Inc.(x)*	13,300	215,593
SciClone Pharmaceuticals, Inc.*	42,600	436,650
Sucampo Pharmaceuticals, Inc., Class A*	22,100	272,051
Supernus Pharmaceuticals, Inc.*	24,500	605,885
Tetraphase Pharmaceuticals, Inc.(x)*	24,800	94,984
TherapeuticsMD, Inc.(x)*	78,300	533,223
Theravance Biopharma, Inc.(x)*	26,200	949,488
Titan Pharmaceuticals, Inc.(x)*	15,400	90,552
WaVe Life Sciences Ltd.(x)*	300	9,741

		36,172,014

Total Health Care		291,970,231

Industrials (16.2%)
Aerospace & Defense (2.3%)
AAR Corp.	24,500	767,340
Aerojet Rocketdyne Holdings, Inc.*	35,500	624,090
Aerovironment, Inc.*	10,300	251,423
Astronics Corp.*	10,800	486,540
Cubic Corp.	12,600	589,806
Curtiss-Wright Corp.	25,000	2,277,750
DigitalGlobe, Inc.*	32,017	880,468
Ducommun, Inc.*	500	11,420
Engility Holdings, Inc.*	9,400	296,100
Esterline Technologies Corp.*	16,800	1,277,472
Hexcel Corp.	315,095	13,958,708
KEYW Holding Corp.(x)*	3,800	41,952
KLX, Inc.*	28,900	1,017,280
Kratos Defense & Security Solutions, Inc.(x)*	3,400	23,426
Mercury Systems, Inc.*	18,600	457,002
Moog, Inc., Class A*	19,300	1,149,122
National Presto Industries, Inc.	600	52,674
Sparton Corp.*	600	15,756
TASER International, Inc.(x)*	30,700	878,327
Teledyne Technologies, Inc.*	17,800	1,921,154
TransDigm Group, Inc.*	42,584	12,311,886
Triumph Group, Inc.	25,700	716,516
Vectrus, Inc.*	600	9,138

		40,015,350

Air Freight & Logistics (0.9%)
Air Transport Services Group, Inc.*	27,700	397,495
Atlas Air Worldwide Holdings, Inc.*	12,900	552,378
Echo Global Logistics, Inc.*	14,700	338,982
Expeditors International of Washington, Inc.	210,637	10,852,018
Forward Air Corp.	16,700	722,442
Hub Group, Inc., Class A*	20,800	847,808
Park-Ohio Holdings Corp.	700	25,515
Radiant Logistics, Inc.*	1,900	5,396
XPO Logistics, Inc.(x)*	51,137	1,875,194

		15,617,228

Airlines (0.2%)
Allegiant Travel Co.	8,190	1,081,653
Hawaiian Holdings, Inc.*	25,400	1,234,440
SkyWest, Inc.	29,900	789,659
Virgin America, Inc.(x)*	13,800	738,438

		3,844,190

Building Products (1.9%)
A.O. Smith Corp.	91,200	9,009,648
AAON, Inc.	20,562	592,597
Advanced Drainage Systems, Inc.	18,400	442,704

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
American Woodmark Corp.*	7,200	$580,104
Apogee Enterprises, Inc.	15,900	710,571
Armstrong Flooring, Inc.*	2,500	47,200
Builders FirstSource, Inc.*	43,800	504,138
Caesarstone Ltd.(x)*	12,400	467,604
Continental Building Products, Inc.*	16,400	344,236
CSW Industrials, Inc.*	700	22,673
Gibraltar Industries, Inc.*	17,700	657,555
Griffon Corp.	20,900	355,509
Insteel Industries, Inc.	9,600	347,904
Lennox International, Inc.	93,860	14,738,836
Masonite International Corp.*	18,700	1,162,579
NCI Building Systems, Inc.*	5,900	86,081
Patrick Industries, Inc.*	6,600	408,672
PGT, Inc.*	24,700	263,549
Ply Gem Holdings, Inc.*	6,000	80,160
Quanex Building Products Corp.	25,200	434,952
Simpson Manufacturing Co., Inc.	21,200	931,740
Trex Co., Inc.*	16,500	968,880
Universal Forest Products, Inc.	10,700	1,053,843

		34,211,735

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	28,400	1,127,480
ACCO Brands Corp.*	54,500	525,380
Aqua Metals, Inc.(x)*	2,000	17,720
ARC Document Solutions, Inc.*	1,700	6,358
Brady Corp., Class A	26,400	913,704
Brink’s Co.	27,100	1,004,868
Casella Waste Systems, Inc., Class A*	1,100	11,330
CECO Environmental Corp.	1,400	15,792
Deluxe Corp.	28,900	1,931,098
Ennis, Inc.	10,400	175,240
Essendant, Inc.	19,190	393,779
G&K Services, Inc., Class A	9,900	945,351
Healthcare Services Group, Inc.	41,900	1,658,402
Heritage-Crystal Clean, Inc.*	600	7,968
Herman Miller, Inc.	31,000	886,600
HNI Corp.	27,500	1,094,500
InnerWorkings, Inc.*	1,700	16,014
Interface, Inc.	37,800	630,882
Kimball International, Inc., Class B	800	10,352
Knoll, Inc.	29,700	678,645
Matthews International Corp., Class A	17,344	1,053,821
McGrath RentCorp	15,500	491,505
Mobile Mini, Inc.	24,600	742,920
MSA Safety, Inc.	18,800	1,091,152
Multi-Color Corp.	7,100	468,600
NL Industries, Inc.*	6,500	25,545
Quad/Graphics, Inc.	14,900	398,128
SP Plus Corp.*	600	15,342
Steelcase, Inc., Class A	44,100	612,549
Team, Inc.*	15,000	490,650
Tetra Tech, Inc.#	32,400	1,149,228
TRC Cos., Inc.*	300	2,601
U.S. Ecology, Inc.	13,800	618,792
UniFirst Corp.	9,400	1,239,484
Viad Corp.	11,100	409,257
VSE Corp.	200	6,798
West Corp.	24,500	540,960

		21,408,795

Construction & Engineering (0.5%)
Aegion Corp.*	25,200	480,564
Ameresco, Inc., Class A*	900	4,734
Argan, Inc.	7,000	414,330
Comfort Systems USA, Inc.	20,900	612,579
Dycom Industries, Inc.*	18,600	1,521,108
EMCOR Group, Inc.	34,400	2,050,928
Granite Construction, Inc.	20,800	1,034,592
Great Lakes Dredge & Dock Corp.*	1,000	3,500
HC2 Holdings, Inc.(x)*	2,800	15,260
IES Holdings, Inc.*	600	10,674
Layne Christensen Co.(x)*	1,400	11,914
MasTec, Inc.*	40,300	1,198,522
MYR Group, Inc.*	6,800	204,680
NV5 Global, Inc.*	1,300	42,003
Orion Group Holdings, Inc.*	1,000	6,850
Primoris Services Corp.	22,900	471,740
Tutor Perini Corp.*	19,700	422,959

		8,506,937

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	400	7,564
American Superconductor Corp.(x)*	1,700	11,917
AMETEK, Inc.	165,545	7,909,740
AZZ, Inc.	13,300	868,091
Babcock & Wilcox Enterprises, Inc.*	23,900	394,350
Encore Wire Corp.	12,200	448,594
Energous Corp.(x)*	6,900	135,309
EnerSys, Inc.	25,200	1,743,588
FuelCell Energy, Inc.(x)*	8,900	48,238
Generac Holdings, Inc.*	36,100	1,310,430
General Cable Corp.	36,000	539,280
LSI Industries, Inc.	1,000	11,230
Plug Power, Inc.(x)*	12,700	21,717
Powell Industries, Inc.	700	28,035
Power Solutions International, Inc.(x)*	700	7,175
Preformed Line Products Co.	498	21,001
Sunrun, Inc.(x)*	7,800	49,140
Thermon Group Holdings, Inc.*	14,300	282,425
Vicor Corp.*	10,500	121,800

		13,959,624

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	127,524	13,080,137
Raven Industries, Inc.	26,000	598,780

		13,678,917

Machinery (4.8%)
Actuant Corp., Class A	31,200	725,088
Alamo Group, Inc.	5,100	336,039
Albany International Corp., Class A	16,700	707,746
Altra Industrial Motion Corp.	16,800	486,696
American Railcar Industries, Inc.	2,600	107,822
Astec Industries, Inc.	11,400	682,518
Barnes Group, Inc.	31,210	1,265,566
Blue Bird Corp.(x)*	400	5,844
Briggs & Stratton Corp.	23,300	434,545
Chart Industries, Inc.*	16,200	531,846
CIRCOR International, Inc.	10,900	649,204
CLARCOR, Inc.	27,500	1,787,500
Columbus McKinnon Corp.	700	12,488
Douglas Dynamics, Inc.	9,400	300,236
Dynamic Materials Corp.	1,000	10,660
Energy Recovery, Inc.(x)*	3,000	47,940
EnPro Industries, Inc.	12,800	727,296
ESCO Technologies, Inc.	13,600	631,312
ExOne Co.(x)*	2,000	30,440
Federal Signal Corp.	45,300	600,678
Franklin Electric Co., Inc.	25,200	1,025,892
FreightCar America, Inc.	1,500	21,570
Gencor Industries, Inc.*	300	3,594
Global Brass & Copper Holdings, Inc.	11,200	323,568
Gorman-Rupp Co.	8,643	221,347

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Graham Corp.	700	$13,370
Greenbrier Cos., Inc.(x)	17,400	614,220
Hardinge, Inc.	400	4,452
Harsco Corp.	41,400	411,102
Hillenbrand, Inc.	35,200	1,113,728
Hurco Cos., Inc.	200	5,614
Hyster-Yale Materials Handling, Inc.	6,400	384,832
IDEX Corp.	162,725	15,226,178
John Bean Technologies Corp.	18,400	1,298,120
Joy Global, Inc.	51,500	1,428,610
Kadant, Inc.	5,700	297,027
Kennametal, Inc.	41,200	1,195,624
Lincoln Electric Holdings, Inc.	167,835	10,509,828
Lindsay Corp.(x)	8,200	606,636
Lydall, Inc.*	8,700	444,831
Manitowoc Co., Inc.	66,400	318,056
Meritor, Inc.*	65,800	732,354
Middleby Corp.*	125,830	15,555,105
Milacron Holdings Corp.(x)*	4,400	70,224
Miller Industries, Inc.	5,000	113,950
Mueller Industries, Inc.	31,800	1,030,956
Mueller Water Products, Inc., Class A	97,400	1,222,370
Navistar International Corp.*	26,600	608,874
NN, Inc.	2,200	40,150
Nordson Corp.	116,540	11,610,880
Omega Flex, Inc.	100	3,856
Proto Labs, Inc.*	12,300	736,893
RBC Bearings, Inc.*	13,000	994,240
Rexnord Corp.*	43,300	927,053
SPX Corp.*	21,700	437,038
SPX FLOW, Inc.*	18,400	568,928
Standex International Corp.	6,600	612,942
Sun Hydraulics Corp.	12,000	387,240
Supreme Industries, Inc., Class A	1,900	36,670
Tennant Co.	9,200	596,160
Titan International, Inc.	3,300	33,396
TriMas Corp.*	32,000	595,520
Wabash National Corp.(x)*	37,700	536,848
Watts Water Technologies, Inc., Class A	17,792	1,153,633
Woodward, Inc.	27,600	1,724,448

		85,879,391

Marine (0.2%)
Costamare, Inc.	5,700	52,098
Kirby Corp.*	33,286	2,069,058
Matson, Inc.	23,300	929,204

		3,050,360

Professional Services (0.7%)
Acacia Research Corp.	4,700	30,644
Advisory Board Co.*	26,700	1,194,558
Barrett Business Services, Inc.	1,000	49,610
CBIZ, Inc.*	14,300	160,017
CEB, Inc.	17,900	975,013
Cogint, Inc.(x)*	1,900	9,671
CRA International, Inc.*	800	21,272
Exponent, Inc.	13,900	709,734
Franklin Covey Co.*	300	5,343
FTI Consulting, Inc.*	22,800	1,015,968
GP Strategies Corp.*	800	19,696
Heidrick & Struggles International, Inc.	4,900	90,895
Hill International, Inc.*	1,000	4,610
Huron Consulting Group, Inc.*	13,569	810,883
ICF International, Inc.*	11,700	518,544
Insperity, Inc.	8,400	610,176
Kelly Services, Inc., Class A	15,600	299,832
Kforce, Inc.	3,100	63,519
Korn/Ferry International	30,100	632,100
Mistras Group, Inc.*	1,900	44,593
Navigant Consulting, Inc.*	23,900	483,258
On Assignment, Inc.*	27,300	990,717
Resources Connection, Inc.	25,200	376,488
RPX Corp.*	33,700	360,253
TriNet Group, Inc.*	22,600	488,838
TrueBlue, Inc.*	28,300	641,278
WageWorks, Inc.*	17,792	1,083,711

		11,691,221

Road & Rail (0.8%)
ArcBest Corp.	13,200	251,064
Celadon Group, Inc.	3,100	27,094
Covenant Transportation Group, Inc., Class A*	1,100	21,263
Genesee & Wyoming, Inc., Class A*	154,715	10,667,599
Heartland Express, Inc.(x)	23,400	441,792
Knight Transportation, Inc.	36,200	1,038,578
Marten Transport Ltd.	2,500	52,500
P.A.M. Transportation Services, Inc.*	300	6,006
Roadrunner Transportation Systems, Inc.*	2,900	23,142
Saia, Inc.*	14,700	440,412
Swift Transportation Co.(x)*	39,000	837,330
Universal Logistics Holdings, Inc.	200	2,684
USA Truck, Inc.*	600	6,144
Werner Enterprises, Inc.	30,200	702,754
YRC Worldwide, Inc.*	4,600	56,672

		14,575,034

Trading Companies & Distributors (1.1%)
Aircastle Ltd.	24,900	494,514
Applied Industrial Technologies, Inc.	19,000	888,060
Beacon Roofing Supply, Inc.*	31,200	1,312,584
BMC Stock Holdings, Inc.*	28,800	510,624
CAI International, Inc.*	600	4,962
DXP Enterprises, Inc.*	2,300	64,837
GATX Corp.(x)	21,400	953,370
GMS, Inc.*	7,400	164,502
H&E Equipment Services, Inc.	18,600	311,736
Kaman Corp.	14,300	628,056
Lawson Products, Inc.*	200	3,546
MRC Global, Inc.*	56,500	928,295
Neff Corp., Class A*	800	7,600
NOW, Inc.*	55,900	1,197,937
Rush Enterprises, Inc., Class A*	22,000	538,560
Rush Enterprises, Inc., Class B*	200	4,862
SiteOne Landscape Supply, Inc.*	5,100	183,243
Textainer Group Holdings Ltd.	3,100	23,219
Titan Machinery, Inc.*	1,200	12,480
Triton International Ltd.	20,900	275,671
Univar, Inc.*	22,079	482,426
Veritiv Corp.*	500	25,085
Watsco, Inc.	80,310	11,315,679
Willis Lease Finance Corp.*	300	7,131

		20,338,979

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	447,219

Total Industrials		287,224,980

Information Technology (20.6%)
Communications Equipment (1.9%)
ADTRAN, Inc.	26,200	501,468
Aerohive Networks, Inc.*	2,100	12,789
Applied Optoelectronics, Inc.*	4,100	91,061

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Arista Networks, Inc.(x)*	109,190	$9,289,885
Bel Fuse, Inc., Class B	400	9,656
Black Box Corp.	3,900	54,210
CalAmp Corp.*	19,000	265,050
Calix, Inc.*	1,600	11,760
Ciena Corp.*	67,600	1,473,680
Clearfield, Inc.(x)*	400	7,520
Comtech Telecommunications Corp.	1,800	23,058
Digi International, Inc.*	7,350	83,790
Emcore Corp.	1,900	10,830
Extreme Networks, Inc.*	5,100	22,899
Finisar Corp.*	316,650	9,436,170
Harmonic, Inc.*	5,000	29,650
Infinera Corp.*	75,000	677,250
InterDigital, Inc.	19,800	1,568,160
Ixia*	32,750	409,375
KVH Industries, Inc.*	9,700	85,457
Lumentum Holdings, Inc.*	26,400	1,102,728
NETGEAR, Inc.*	17,100	1,034,379
NetScout Systems, Inc.*	50,400	1,474,200
Oclaro, Inc.*	50,900	435,195
Plantronics, Inc.	19,200	997,632
ShoreTel, Inc.*	34,430	275,440
Silicom Ltd.	200	8,280
Sonus Networks, Inc.*	13,000	101,140
Ubiquiti Networks, Inc.(x)*	13,600	727,600
ViaSat, Inc.*	23,400	1,746,810
Viavi Solutions, Inc.*	122,500	905,275

		32,872,397

Electronic Equipment, Instruments & Components (1.5%)
Agilysys, Inc.*	10,850	120,652
Anixter International, Inc.*	18,200	1,173,900
AVX Corp.	25,300	348,887
Badger Meter, Inc.	19,000	636,690
Belden, Inc.	22,200	1,531,578
Benchmark Electronics, Inc.*	34,300	855,785
Coherent, Inc.*	12,700	1,403,858
Control4 Corp.*	800	9,824
CTS Corp.	21,400	398,040
Daktronics, Inc.	6,400	61,056
DTS, Inc.	8,100	344,574
Electro Scientific Industries, Inc.*	1,400	7,896
ePlus, Inc.*	3,300	311,553
Fabrinet*	18,800	838,292
FARO Technologies, Inc.*	9,095	326,965
II-VI, Inc.*	37,100	902,643
Insight Enterprises, Inc.*	21,300	693,315
InvenSense, Inc.*	28,300	209,986
Itron, Inc.*	20,500	1,143,080
Kimball Electronics, Inc.*	600	8,316
Knowles Corp.*	46,700	656,135
Littelfuse, Inc.	13,200	1,700,292
Maxwell Technologies, Inc.*	1,500	7,740
Mesa Laboratories, Inc.	400	45,744
Methode Electronics, Inc.	26,100	912,717
MTS Systems Corp.	11,300	520,139
Novanta, Inc.*	17,000	294,950
OSI Systems, Inc.*	10,500	686,490
Park Electrochemical Corp.	9,800	170,226
PC Connection, Inc.	800	21,136
Plexus Corp.*	18,395	860,518
RadiSys Corp.*	2,100	11,225
Rofin-Sinar Technologies, Inc.*	19,200	617,856
Rogers Corp.*	11,300	690,204
Sanmina Corp.*	40,600	1,155,882
ScanSource, Inc.*	14,000	511,000
SYNNEX Corp.	15,000	1,711,650
Systemax, Inc.	200	1,584
Tech Data Corp.*	20,100	1,702,671
TTM Technologies, Inc.*	37,800	432,810
Universal Display Corp.*	23,700	1,315,587
Vishay Intertechnology, Inc.	74,300	1,046,887
Vishay Precision Group, Inc.*	8,400	134,652

		26,534,985

Internet Software & Services (2.5%)
2U, Inc.*	19,100	731,339
Alarm.com Holdings, Inc.(x)*	8,100	233,766
Amber Road, Inc.*	2,700	26,055
Angie’s List, Inc.*	2,600	25,766
Apigee Corp.*	2,100	36,540
Appfolio, Inc., Class A(x)*	800	15,552
Autobytel, Inc.*	1,500	26,700
Bankrate, Inc.*	29,733	252,136
Bazaarvoice, Inc.*	7,200	42,552
Benefitfocus, Inc.(x)*	6,700	267,464
Blucora, Inc.*	4,800	53,760
Box, Inc., Class A(x)*	25,500	401,880
Brightcove, Inc.*	2,000	26,100
Carbonite, Inc.(x)*	5,550	85,248
Care.com, Inc.*	1,700	16,932
ChannelAdvisor Corp.*	1,400	18,102
Cimpress N.V.(x)*	13,100	1,325,458
comScore, Inc.*	29,455	903,090
Cornerstone OnDemand, Inc.*	26,300	1,208,485
CoStar Group, Inc.*	58,731	12,717,023
Cvent, Inc.*	19,900	631,029
DHI Group, Inc.*	3,200	25,248
EarthLink Holdings Corp.	58,850	364,870
Endurance International Group Holdings, Inc.(x)*	32,100	280,875
Envestnet, Inc.*	21,600	787,320
Everyday Health, Inc.*	1,200	9,228
Five9, Inc.*	12,100	189,728
Global Sources Ltd.*	200	1,696
Gogo, Inc.(x)*	35,500	391,920
GrubHub, Inc.*	41,200	1,771,188
GTT Communications, Inc.*	13,800	324,714
Hortonworks, Inc.(x)*	5,900	49,265
inContact, Inc.*	39,000	545,220
Instructure, Inc.*	3,700	93,869
Intralinks Holdings, Inc.*	8,800	88,528
j2 Global, Inc.	27,800	1,851,758
Limelight Networks, Inc.*	35,300	66,011
Liquidity Services, Inc.*	1,300	14,612
LivePerson, Inc.*	3,200	26,912
LogMeIn, Inc.	14,600	1,319,694
Marchex, Inc., Class B*	1,600	4,432
MeetMe, Inc.*	13,000	80,600
MINDBODY, Inc., Class A(x)*	4,900	96,334
Monster Worldwide, Inc.*	33,000	119,130
New Relic, Inc.*	11,500	440,680
NIC, Inc.	33,195	780,083
Numerex Corp., Class A*	200	1,556
Nutanix, Inc., Class A*	55,366	2,048,542
Pandora Media, Inc.(x)*	619,735	8,880,803
Q2 Holdings, Inc.*	13,300	381,178
QuinStreet, Inc.*	1,000	3,020
Quotient Technology, Inc.(x)*	33,500	445,885
RealNetworks, Inc.*	3,600	16,056
Reis, Inc.	200	4,092
RetailMeNot, Inc.*	3,200	31,648
Rightside Group Ltd.(x)*	400	3,640
Shutterstock, Inc.(x)*	9,700	617,890
SPS Commerce, Inc.*	8,700	638,667

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Stamps.com, Inc.(x)*	8,700	$822,237
TechTarget, Inc.*	20,000	161,200
TrueCar, Inc.(x)*	28,300	267,152
Web.com Group, Inc.*	30,400	525,008
WebMD Health Corp.*	19,800	984,060
Xactly Corp.*	4,600	67,712
XO Group, Inc.*	800	15,464

		44,684,702

IT Services (2.1%)
Acxiom Corp.*	42,600	1,135,290
ALJ Regional Holdings, Inc.(x)*	500	2,350
Blackhawk Network Holdings, Inc.*	28,495	859,694
CACI International, Inc., Class A*	13,100	1,321,790
Cardtronics plc, Class A*	23,500	1,048,100
Cass Information Systems, Inc.	5,101	288,972
Convergys Corp.	46,400	1,411,488
CSG Systems International, Inc.	22,600	934,058
Datalink Corp.*	1,000	10,610
EPAM Systems, Inc.*	136,210	9,440,715
EVERTEC, Inc.	41,700	699,726
ExlService Holdings, Inc.*	17,500	872,200
Forrester Research, Inc.	5,600	217,840
Hackett Group, Inc.	1,600	26,432
Information Services Group, Inc.*	500	1,995
Lionbridge Technologies, Inc.*	1,600	8,000
ManTech International Corp., Class A	14,700	554,043
MAXIMUS, Inc.	35,120	1,986,387
MoneyGram International, Inc.*	1,700	12,070
NCI, Inc., Class A	400	4,628
NeuStar, Inc., Class A(x)*	28,800	765,792
Perficient, Inc.*	19,700	396,955
PFSweb, Inc.*	1,700	15,181
Planet Payment, Inc.(x)*	3,500	12,985
Science Applications International Corp.	22,100	1,533,077
ServiceSource International, Inc.*	6,000	29,280
Sykes Enterprises, Inc.*	24,228	681,534
Syntel, Inc.*	16,500	691,515
TeleTech Holdings, Inc.	2,800	81,172
Travelport Worldwide Ltd.	57,900	870,237
Unisys Corp.(x)*	30,389	295,989
Vantiv, Inc., Class A*	179,893	10,122,579
Virtusa Corp.*	15,800	389,944

		36,722,628

Semiconductors & Semiconductor Equipment (4.0%)
Acacia Communications, Inc.(x)*	2,700	278,856
Advanced Energy Industries, Inc.*	24,400	1,154,608
Advanced Micro Devices, Inc.*	395,660	2,734,011
Alpha & Omega Semiconductor Ltd.*	1,200	26,064
Ambarella, Inc.(x)*	17,500	1,288,175
Amkor Technology, Inc.*	78,800	765,936
Applied Micro Circuits Corp.*	63,300	439,935
Axcelis Technologies, Inc.*	8,500	112,880
Brooks Automation, Inc.	40,700	553,927
Cabot Microelectronics Corp.	17,000	899,470
Cavium, Inc.*	35,347	2,057,195
CEVA, Inc.*	8,900	312,123
Cirrus Logic, Inc.*	193,160	10,266,454
Cohu, Inc.	3,500	41,090
Diodes, Inc.*	21,300	454,542
DSP Group, Inc.*	24,200	290,642
Entegris, Inc.*	83,200	1,449,344
Exar Corp.*	5,050	47,016
FormFactor, Inc.*	30,361	329,417
GigPeak, Inc.(x)*	10,300	24,205
Inphi Corp.*	18,500	804,935
Integrated Device Technology, Inc.*	70,600	1,630,860
Intersil Corp., Class A	76,100	1,668,873
IXYS Corp.	2,850	34,343
Kopin Corp.*	34,350	74,883
Lattice Semiconductor Corp.*	61,900	401,731
MACOM Technology Solutions Holdings, Inc.*	12,900	546,186
MaxLinear, Inc., Class A*	35,756	724,774
Mellanox Technologies Ltd.*	113,856	4,924,272
Microsemi Corp.*	281,863	11,832,609
MKS Instruments, Inc.	30,800	1,531,684
Monolithic Power Systems, Inc.	22,700	1,827,350
Nanometrics, Inc.*	12,450	278,133
NeoPhotonics Corp.*	10,800	176,472
NVE Corp.	1,350	79,569
ON Semiconductor Corp.*	1,043,798	12,859,590
PDF Solutions, Inc.*	8,200	148,994
Photronics, Inc.*	42,400	437,144
Power Integrations, Inc.	14,300	901,329
Rambus, Inc.*	70,500	881,250
Rudolph Technologies, Inc.*	15,700	278,518
Semtech Corp.*	34,500	956,685
Sigma Designs, Inc.*	3,600	28,044
Silicon Laboratories, Inc.*	22,100	1,299,480
Synaptics, Inc.*	19,200	1,124,736
Tessera Technologies, Inc.	32,600	1,253,144
Ultra Clean Holdings, Inc.*	900	6,669
Ultratech, Inc.*	14,400	332,352
Veeco Instruments, Inc.*	31,188	612,220
Xcerra Corp.*	1,300	7,878

		71,190,597

Software (8.3%)
8x8, Inc.*	43,800	675,834
A10 Networks, Inc.*	10,400	111,176
ACI Worldwide, Inc.*	66,481	1,288,402
American Software, Inc., Class A	22,100	245,310
Aspen Technology, Inc.*	220,752	10,328,986
Atlassian Corp. plc, Class A(x)*	233,912	7,010,343
AVG Technologies N.V.(x)*	22,500	562,725
Barracuda Networks, Inc.*	9,900	252,252
Blackbaud, Inc.	27,000	1,791,180
Bottomline Technologies de, Inc.*	23,900	557,109
BroadSoft, Inc.*	15,100	702,905
Cadence Design Systems, Inc.*	525,773	13,422,985
Callidus Software, Inc.*	28,000	513,800
CommVault Systems, Inc.*	20,200	1,073,226
CyberArk Software Ltd.*	198,240	9,826,757
Digimarc Corp.*	500	19,175
Ebix, Inc.(x)	13,100	744,735
Ellie Mae, Inc.*	16,800	1,769,040
EnerNOC, Inc.(x)*	2,800	15,148
Epiq Systems, Inc.	11,800	194,582
Exa Corp.*	500	8,025
Fair Isaac Corp.	17,000	2,118,030
Fleetmatics Group plc*	23,700	1,421,526
Fortinet, Inc.*	239,990	8,862,831
Gigamon, Inc.*	21,600	1,183,680
Globant S.A.(x)*	13,400	564,408
Glu Mobile, Inc.(x)*	18,000	40,320
Guidance Software, Inc.*	22,100	131,716
Guidewire Software, Inc.*	223,903	13,429,702
HubSpot, Inc.*	173,910	10,020,694
Imperva, Inc.*	13,800	741,198
Infoblox, Inc.*	36,200	954,594
Interactive Intelligence Group, Inc.(x)*	10,200	613,428

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Jive Software, Inc.*	1,300	$5,538
Mentor Graphics Corp.	53,300	1,409,252
MicroStrategy, Inc., Class A*	5,900	987,896
Mitek Systems, Inc.*	8,700	72,123
MobileIron, Inc.*	2,200	6,050
Model N, Inc.*	1,500	16,665
Monotype Imaging Holdings, Inc.	25,800	570,438
Park City Group, Inc.(x)*	300	3,540
Paycom Software, Inc.(x)*	23,000	1,152,990
Paylocity Holding Corp.(x)*	11,200	497,952
Pegasystems, Inc.	25,400	749,046
Progress Software Corp.*	31,250	850,000
Proofpoint, Inc.(x)*	23,500	1,758,975
PROS Holdings, Inc.*	6,650	150,357
QAD, Inc., Class A	300	6,714
Qualys, Inc.*	12,500	477,375
Rapid7, Inc.(x)*	5,400	95,310
RealPage, Inc.*	27,800	714,460
RingCentral, Inc., Class A*	29,400	695,604
Rosetta Stone, Inc.*	700	5,936
Rubicon Project, Inc.*	6,200	51,336
Sapiens International Corp. N.V.	900	11,493
SecureWorks Corp., Class A(x)*	6,300	78,813
Silver Spring Networks, Inc.*	19,100	270,838
Splunk, Inc.*	187,490	11,001,913
Synchronoss Technologies, Inc.*	19,000	782,420
Take-Two Interactive Software, Inc.*	335,743	15,135,293
Tangoe, Inc.*	5,800	47,850
Telenav, Inc.*	1,000	5,730
TiVo Corp.*	68,997	1,344,062
TubeMogul, Inc.(x)*	2,600	24,362
Ultimate Software Group, Inc.*	67,088	13,712,115
Varonis Systems, Inc.*	3,700	111,370
VASCO Data Security International, Inc.*	13,100	230,691
Verint Systems, Inc.*	37,321	1,404,389
VirnetX Holding Corp.(x)*	9,200	28,152
Workiva, Inc.(x)*	2,300	41,699
Zendesk, Inc.*	42,400	1,302,104
Zix Corp.*	16,050	65,805

		147,072,478

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	56,000	1,005,200
Avid Technology, Inc.*	3,500	27,790
CPI Card Group, Inc.(x)	2,500	15,100
Cray, Inc.*	24,700	581,438
Diebold, Inc.	35,600	882,524
Eastman Kodak Co.*	5,500	82,500
Electronics for Imaging, Inc.*	29,449	1,440,645
Immersion Corp.(x)*	11,400	93,024
Nimble Storage, Inc.*	32,900	290,507
Pure Storage, Inc., Class A*	31,900	432,245
Silicon Graphics International Corp.*	2,400	18,480
Stratasys Ltd.(x)*	27,900	672,111
Super Micro Computer, Inc.*	22,600	528,162
USA Technologies, Inc.(x)*	2,300	12,892

		6,082,618

Total Information Technology		365,160,405

Materials (3.8%)
Chemicals (1.9%)
A. Schulman, Inc.	18,100	527,072
American Vanguard Corp.	3,700	59,422
Balchem Corp.	16,600	1,286,998
Calgon Carbon Corp.	36,300	550,671
Chase Corp.	900	62,208
Chemtura Corp.*	33,300	1,092,573
Chermours Co.	95,700	1,531,200
Ferro Corp.*	44,554	615,291
Flotek Industries, Inc.(x)*	35,800	520,532
FutureFuel Corp.	2,600	29,328
GCP Applied Technologies, Inc.*	37,000	1,047,840
H.B. Fuller Co.	26,900	1,250,043
Hawkins, Inc.	400	17,332
Ingevity Corp.*	22,200	1,023,420
Innophos Holdings, Inc.	11,900	464,457
Innospec, Inc.	12,300	747,963
KMG Chemicals, Inc.	3,500	99,155
Koppers Holdings, Inc.*	10,600	341,108
Kraton Corp.*	22,900	802,416
Kronos Worldwide, Inc.	12,000	99,480
LSB Industries, Inc.(x)*	5,900	50,622
Minerals Technologies, Inc.	19,600	1,385,524
Olin Corp.	90,323	1,853,428
OMNOVA Solutions, Inc.*	1,300	10,972
PolyOne Corp.	418,887	14,162,569
Quaker Chemical Corp.	7,000	741,510
Rayonier Advanced Materials, Inc.(x)	16,600	221,942
Sensient Technologies Corp.	25,500	1,932,900
Stepan Co.	11,600	842,856
TerraVia Holdings, Inc.(x)*	25,500	70,125
Tredegar Corp.	2,100	39,039
Trinseo S.A.	15,000	848,400
Tronox Ltd., Class A	33,800	316,706
Valhi, Inc.	2,800	6,440

		34,651,542

Construction Materials (0.8%)
Headwaters, Inc.*	46,200	781,704
Martin Marietta Materials, Inc.	64,517	11,555,639
Summit Materials, Inc., Class A*	39,710	736,621
U.S. Concrete, Inc.*	6,800	313,242
United States Lime & Minerals, Inc.	100	6,600

		13,393,806

Containers & Packaging (0.1%)
AEP Industries, Inc.	500	54,685
Greif, Inc., Class A	16,900	838,071
Greif, Inc., Class B(x)	900	54,531
Multi Packaging Solutions International Ltd.*	10,300	148,423
Myers Industries, Inc.	700	9,093

		1,104,803

Metals & Mining (0.6%)
AK Steel Holding Corp.(x)*	122,600	592,158
Allegheny Technologies, Inc.(x)	56,700	1,024,569
Carpenter Technology Corp.	27,600	1,138,776
Century Aluminum Co.*	36,700	255,065
Cliffs Natural Resources, Inc.(x)*	93,200	545,220
Coeur Mining, Inc.*	79,770	943,679
Commercial Metals Co.	64,900	1,050,731
Ferroglobe plc	45,200	408,156
Handy & Harman Ltd.*	100	2,104
Haynes International, Inc.	1,700	63,087
Hecla Mining Co.(x)	222,100	1,265,970
Kaiser Aluminum Corp.	11,000	951,390
Materion Corp.	12,600	386,946
Ryerson Holding Corp.*	10,100	114,029
Schnitzer Steel Industries, Inc., Class A	6,400	133,760
Stillwater Mining Co.*	77,875	1,040,410
SunCoke Energy, Inc.	14,130	113,323
TimkenSteel Corp.(x)*	11,600	121,220
Worthington Industries, Inc.	25,099	1,205,505

		11,356,098

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.4%)
Boise Cascade Co.*	25,000	$635,000
Clearwater Paper Corp.*	8,928	577,374
Deltic Timber Corp.	7,100	480,883
KapStone Paper and Packaging Corp.	52,100	985,732
Louisiana-Pacific Corp.*	84,400	1,589,252
Neenah Paper, Inc.	10,100	798,001
P.H. Glatfelter Co.	29,400	637,392
Schweitzer-Mauduit International, Inc.	16,000	616,960

		6,320,594

Total Materials		66,826,843

Real Estate (4.3%)
Equity Real Estate Investment Trusts (REITs) (4.0%)
Acadia Realty Trust (REIT)	38,586	1,398,357
Agree Realty Corp. (REIT)	15,300	756,432
Alexander’s, Inc. (REIT)	1,600	671,360
American Assets Trust, Inc. (REIT)	23,296	1,010,580
Armada Hoffler Properties, Inc. (REIT)	11,200	150,080
Ashford Hospitality Prime, Inc. (REIT)	9,455	133,316
Ashford Hospitality Trust, Inc. (REIT)	41,850	246,497
Bluerock Residential Growth REIT, Inc. (REIT)	1,000	13,000
CareTrust REIT, Inc. (REIT)	44,900	663,622
CatchMark Timber Trust, Inc. (REIT), Class A	3,900	45,591
CBL & Associates Properties, Inc. (REIT)	88,100	1,069,534
Cedar Realty Trust, Inc. (REIT)	46,200	332,640
Chatham Lodging Trust (REIT)	22,400	431,200
Chesapeake Lodging Trust (REIT)	30,620	701,198
City Office REIT, Inc. (REIT)	900	11,457
Colony Starwood Homes (REIT)(x)	33,900	972,930
Community Healthcare Trust, Inc. (REIT)	600	13,152
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	1,600	46,928
CoreSite Realty Corp. (REIT)	17,500	1,295,700
Cousins Properties, Inc. (REIT)	111,492	1,163,976
DiamondRock Hospitality Co. (REIT)	119,208	1,084,793
DuPont Fabros Technology, Inc. (REIT)	43,610	1,798,912
Easterly Government Properties, Inc. (REIT)	10,100	192,708
EastGroup Properties, Inc. (REIT)	17,180	1,263,761
Education Realty Trust, Inc. (REIT)	38,833	1,675,256
Farmland Partners, Inc. (REIT)(x)	1,300	14,560
FelCor Lodging Trust, Inc. (REIT)	88,640	569,955
First Industrial Realty Trust, Inc. (REIT)	60,700	1,712,953
First Potomac Realty Trust (REIT)	34,657	317,112
Four Corners Property Trust, Inc. (REIT)	31,500	671,895
Franklin Street Properties Corp. (REIT)	65,080	820,008
Geo Group, Inc. (REIT)(x)	43,381	1,031,600
Getty Realty Corp. (REIT)	13,664	326,980
Gladstone Commercial Corp. (REIT)	4,100	76,383
Global Net Lease, Inc. (REIT)	89,100	727,056
Government Properties Income Trust (REIT)(x)	39,550	894,621
Gramercy Property Trust (REIT)(x)	229,658	2,213,902
Healthcare Realty Trust, Inc. (REIT)	59,600	2,029,975
Hersha Hospitality Trust (REIT)	33,432	602,445
Hudson Pacific Properties, Inc. (REIT)	48,800	1,604,056
Independence Realty Trust, Inc. (REIT)	5,500	49,500
InfraREIT, Inc. (REIT)	20,777	376,895
Investors Real Estate Trust (REIT)(x)	96,720	575,484
iStar, Inc. (REIT)*	45,200	484,996
Kite Realty Group Trust (REIT)	45,782	1,269,077
LaSalle Hotel Properties (REIT)	55,650	1,328,366
Lexington Realty Trust (REIT)	130,645	1,345,644
LTC Properties, Inc. (REIT)	21,800	1,133,382
Mack-Cali Realty Corp. (REIT)	46,100	1,254,842
Medical Properties Trust, Inc. (REIT)	124,032	1,831,952
Monmouth Real Estate Investment Corp. (REIT)	33,113	472,523
Monogram Residential Trust, Inc. (REIT)	91,300	971,432
National Health Investors, Inc. (REIT)	20,200	1,585,296
National Storage Affiliates Trust (REIT)	11,900	249,186
New Senior Investment Group, Inc. (REIT)	36,400	420,056
New York REIT, Inc. (REIT)	86,600	792,390
NexPoint Residential Trust, Inc. (REIT)	2,400	47,184
NorthStar Realty Europe Corp. (REIT)	31,100	340,545
One Liberty Properties, Inc. (REIT)(x)	5,700	137,712
Parkway Properties, Inc. (REIT)	50,158	853,188
Pebblebrook Hotel Trust (REIT)(x)	45,428	1,208,385
Pennsylvania Real Estate Investment Trust (REIT)	36,260	835,068
Physicians Realty Trust (REIT)	69,700	1,501,338
Potlatch Corp. (REIT)	21,000	816,690
Preferred Apartment Communities, Inc. (REIT), Class A	1,300	17,563
PS Business Parks, Inc. (REIT)	10,220	1,160,685
QTS Realty Trust, Inc. (REIT), Class A	24,400	1,289,540
RAIT Financial Trust (REIT)	32,600	110,188
Ramco-Gershenson Properties Trust (REIT)	48,260	904,392
Retail Opportunity Investments Corp. (REIT)	51,500	1,130,940
Rexford Industrial Realty, Inc. (REIT)	40,900	936,201
RLJ Lodging Trust (REIT)	64,800	1,362,744
Ryman Hospitality Properties, Inc. (REIT)	23,816	1,146,979
Sabra Health Care REIT, Inc. (REIT)	33,000	830,940
Saul Centers, Inc. (REIT)	5,300	352,980
Select Income REIT (REIT)	34,400	925,360
Seritage Growth Properties (REIT), Class A(x)	13,000	658,840
Silver Bay Realty Trust Corp. (REIT)	24,422	428,118
STAG Industrial, Inc. (REIT)	35,900	879,909
Summit Hotel Properties, Inc. (REIT)	47,700	627,732
Sunstone Hotel Investors, Inc. (REIT)	130,714	1,671,832
Terreno Realty Corp. (REIT)	21,100	580,461
Tier REIT, Inc. (REIT)	24,900	384,456
UMH Properties, Inc. (REIT)	800	9,536

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Realty Income Trust (REIT)	7,650	$482,103
Urban Edge Properties (REIT)	48,700	1,370,418
Urstadt Biddle Properties, Inc. (REIT), Class A	15,170	337,077
Washington Prime Group, Inc. (REIT)	97,000	1,200,860
Washington Real Estate Investment Trust (REIT)	45,500	1,415,960
Whitestone REIT (REIT)	6,600	91,608
Xenia Hotels & Resorts, Inc. (REIT)	61,200	929,016

		71,874,050

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	24,300	933,606
Altisource Portfolio Solutions S.A.(x)*	8,500	275,400
AV Homes, Inc.(x)*	6,600	109,824
Consolidated-Tomoka Land Co.	200	10,238
Forestar Group, Inc.(x)*	6,600	77,286
FRP Holdings, Inc.*	2,400	74,568
Griffin Industrial Realty, Inc.	100	3,169
HFF, Inc., Class A	21,500	595,335
Kennedy-Wilson Holdings, Inc.	50,900	1,147,795
Marcus & Millichap, Inc.*	6,100	159,515
RE/MAX Holdings, Inc., Class A	9,300	407,154
RMR Group, Inc., Class A	2,435	92,384
St. Joe Co.*	40,200	738,876
Stratus Properties, Inc.(x)*	200	4,880
Tejon Ranch Co.*	4,300	104,576

		4,734,606

Total Real Estate		76,608,656

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	4,700	305,688
Cincinnati Bell, Inc.*	152,000	620,160
Cogent Communications Holdings, Inc.	24,500	901,845
Consolidated Communications Holdings, Inc.(x)	31,299	789,987
FairPoint Communications, Inc.*	24,700	371,241
General Communication, Inc., Class A*	25,400	349,250
Globalstar, Inc.(x)*	261,000	315,810
Hawaiian Telcom Holdco, Inc.*	300	6,717
IDT Corp., Class B	1,100	18,964
Inteliquent, Inc.	19,800	319,572
Intelsat S.A.(x)*	4,000	10,840
Iridium Communications, Inc.(x)*	34,300	278,173
Lumos Networks Corp.*	1,400	19,600
ORBCOMM, Inc.*	31,200	319,800
pdvWireless, Inc.(x)*	400	9,160
Vonage Holdings Corp.*	90,900	600,849
Windstream Holdings, Inc.(x)	55,300	555,765

		5,793,421

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,700	27,756
NII Holdings, Inc.*	10,200	33,966
Shenandoah Telecommunications Co.	27,328	743,595
Spok Holdings, Inc.	8,643	154,018

		959,335

Total Telecommunication Services		6,752,756

Utilities (2.0%)
Electric Utilities (0.7%)
ALLETE, Inc.	27,300	1,627,626
El Paso Electric Co.	20,500	958,785
Empire District Electric Co.	27,825	949,946
Genie Energy Ltd., Class B*	600	3,540
IDACORP, Inc.	25,700	2,011,796
MGE Energy, Inc.	17,800	1,005,878
Otter Tail Corp.	25,300	875,127
PNM Resources, Inc.	40,300	1,318,616
Portland General Electric Co.	48,400	2,061,357
Spark Energy, Inc., Class A(x)	6,100	177,693

		10,990,364

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	8,040	490,922
Delta Natural Gas Co., Inc.(x)	200	4,770
New Jersey Resources Corp.	47,800	1,570,708
Northwest Natural Gas Co.	13,500	811,485
ONE Gas, Inc.	26,900	1,663,496
South Jersey Industries, Inc.	40,900	1,208,595
Southwest Gas Corp.	26,600	1,858,276
Spire, Inc.	25,900	1,650,866
WGL Holdings, Inc.	26,000	1,630,200

		10,889,318

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.	3,300	8,151
Atlantica Yield plc(x)	26,919	511,730
Dynegy, Inc.*	62,351	772,529
NRG Yield, Inc., Class A	17,900	292,128
NRG Yield, Inc., Class C(x)	34,592	586,680
Ormat Technologies, Inc.	19,200	929,472
Pattern Energy Group, Inc.(x)	37,300	838,877
Talen Energy Corp.*	45,700	632,945
TerraForm Global, Inc., Class A(x)	26,900	110,559
TerraForm Power, Inc., Class A(x)*	45,700	635,687
Vivint Solar, Inc.(x)*	23,600	74,576

		5,393,334

Multi-Utilities (0.3%)
Avista Corp.	32,500	1,358,175
Black Hills Corp.	26,200	1,603,964
NorthWestern Corp.	27,791	1,598,816
Unitil Corp.	7,300	285,138

		4,846,093

Water Utilities (0.1%)
American States Water Co.	17,500	700,875
Artesian Resources Corp., Class A	300	8,562
California Water Service Group	23,000	738,070
Connecticut Water Service, Inc.	5,800	288,434
Consolidated Water Co., Ltd.	700	8,134
Global Water Resources, Inc.(x)	300	2,403
Middlesex Water Co.	8,400	296,016
SJW Corp.	8,300	362,544
York Water Co.	900	26,694

		2,431,732

Total Utilities		34,550,841

Total Common Stocks (98.6%) (Cost $1,219,369,038)		1,745,859,346

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc. (Contingent Value Shares)(b)(x)*†	52,100	3,126

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
Durata Therapeutics, Inc. (Contingent Value Shares)(b)*†	5,000	$600
Dyax Corp. (Contingent Value Shares)(b)*†	77,700	64,685

		68,411

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	11,400	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	5,500	2,475

		2,475

Total Health Care		70,886

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	38,700	87,075

Total Telecommunication Services		87,075

Total Rights (0.0%) (Cost $—)		157,961

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	27,955,875	27,955,875

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.8%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $7,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $7,140,002.(xx)	$7,000,000	7,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $15,700,916, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $16,014,001.(xx)	15,700,000	15,700,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $16,000,667, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $16,320,010.(xx)	16,000,000	16,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $446,082, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $454,987.(xx)	446,065	446,065
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $4,600,180, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $4,692,050.(xx)	4,600,000	4,600,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $15,000,813, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $15,300,830.(xx)	15,000,000	15,000,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $15,001,458, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $15,300,638.(xx)	$15,000,000	$15,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $15,000,625, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $15,300,000.(xx)	15,000,000	15,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $8,200,239, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $8,364,000.(xx)	8,200,000	8,200,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $6,500,265, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $6,630,000.(xx)	6,500,000	6,500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $20,001,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $20,400,411.(xx)	20,000,000	20,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $5,000,192, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $5,100,103.(xx)	5,000,000	5,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $23,001,610, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $23,460,013.(xx)	23,000,000	23,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $5,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $5,100,001.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		156,446,065

Total Short-Term Investments (10.4%) (Cost $184,401,940)		184,401,940

Total Investments (109.0%) (Cost $1,403,770,978)		1,930,419,247
Other Assets Less Liabilities (-9.0%)		(158,724,122)

Net Assets (100%)		$1,771,695,125

*	Non-income producing.

†	Securities (totaling $1,240,124 or 0.1% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,097,821.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $160,000,614. This was secured by collateral of $156,446,065 which was received as cash and subsequently invested in short-term investments currently valued at $156,446,065, as reported in the Portfolio of Investments, and $7,834,231 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/13/16 -5/15/46.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	55	December-16	$6,908,023	$6,865,650	$(42,373)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)	Total
Assets:
Common Stocks
Consumer Discretionary	$309,001,609	$—	$—	$309,001,609
Consumer Staples	35,297,968	—	—	35,297,968
Energy	51,806,499	—	—	51,806,499
Financials	220,618,478	—	40,080	220,658,558
Health Care	290,498,901	429,247	1,042,083	291,970,231
Industrials	287,224,980	—	—	287,224,980
Information Technology	365,160,405	—	—	365,160,405
Materials	66,826,843	—	—	66,826,843
Real Estate	76,605,487	3,169	—	76,608,656
Telecommunication Services	6,752,756	—	—	6,752,756
Utilities	34,550,841	—	—	34,550,841
Rights
Health Care	—	—	70,886	70,886
Telecommunication Services	—	—	87,075	87,075
Short-Term Investments
Investment Companies	27,955,875	—	—	27,955,875
Repurchase Agreements	—	156,446,065	—	156,446,065

Total Assets	$1,772,300,642	$156,878,481	$1,240,124	$1,930,419,247

Liabilities:
Futures	$(42,373)	$—	$—	$(42,373)

Total Liabilities	$(42,373)	$—	$—	$(42,373)

Total	$1,772,258,269	$156,878,481	$1,240,124	$1,930,376,874

(a)	A security with a market value of $379,337 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $429,247 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Securities with a market value of $1,082,163 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$594,310,267
Aggregate gross unrealized depreciation	(73,233,232)

Net unrealized appreciation	$521,077,035

Federal income tax cost of investments	$1,409,342,212

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (22.9%)
Asset-Backed Securities (5.7%)
Apidos CLO XXI,
Series 2015-21A C
4.229%, 7/18/27(l)§	$500,000	$475,801
Series 2015-21A D
6.229%, 7/18/27(l)§	250,000	221,169
Babson CLO Ltd.,
Series 2012-2A CR
4.417%, 5/15/23(l)§	250,000	249,410
BlueMountain CLO Ltd.,
Series 2012-2A C
3.561%, 11/20/24(l)§	250,000	251,567
Series 2015-2A D
4.229%, 7/18/27(l)§	250,000	237,858
Series 2016-2A C
4.800%, 8/20/28(l)§	500,000	500,226
Eaton Vance CDO VIII Ltd.,
Series 2006-8A B
1.467%, 8/15/22(l)§	250,000	245,937
LCM XII LP,
Series 12A DR
4.333%, 10/19/22(l)§	500,000	493,278
Madison Park Funding XV Ltd.,
Series 2014-15A A2
3.134%, 1/27/26(l)§	285,000	285,490
Series 2014-15A C
4.434%, 1/27/26(l)§	250,000	245,094
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	411,000	415,228
Series 2015-2A A
2.570%, 7/18/25§	150,000	150,557
Venture XVII CLO Ltd.,
Series 2014-17A C
3.530%, 7/15/26(l)§	250,000	250,141

		4,021,756

Non-Agency CMO (17.2%)
Banc of America Funding Corp.,
Series 2005-6 1A8
6.000%, 10/25/35	726,396	702,240
CD Commercial Mortgage Trust,
Series 2007-CD4 AM
5.301%, 12/11/49(l)§	90,000	90,791
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA
1.253%, 1/10/48 IO(l)	994,983	76,257
Citigroup Commercial Mortgage Trust,
3.520%, 9/10/31	91,000	91,128
Series 2015-GC35 XA
1.055%, 11/10/48 IO(l)	846,302	47,386
Series 2016-P4 A4
2.902%, 7/10/49	89,000	91,556
Series 2016-P4 XA
2.176%, 7/10/49 IO(l)	999,167	141,237
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR2 1A2
2.952%, 3/25/36(l)	1,066,047	1,045,154
COMM Mortgage Trust,
Series 2013-CR10 XA
1.097%, 8/10/46 IO(l)	2,144,424	83,836
Series 2015-CR22 D
4.264%, 3/10/48(l)§	140,000	113,682
Series 2015-CR23 D
4.398%, 5/10/48(l)	140,000	106,098
Series 2015-CR26 B
4.645%, 10/10/48(l)	100,000	109,826
Series 2015-CR26 XA
1.209%, 10/10/48 IO(l)	1,292,613	87,362
Series 2015-LC23 C
4.801%, 10/10/53(l)	64,000	64,606
Series 2016-CR28 C
4.802%, 2/10/49(l)	73,000	74,439
Series 2016-DC2 XA
1.236%, 2/10/49 IO(l)	996,534	71,078
Commercial Mortgage Trust,
Series 2007-GG11 AJ
6.236%, 12/10/49(l)	140,000	139,961
Series 2007-GG9 AMFX
5.475%, 3/10/39	140,000	140,982
Countrywide Alternative Loan Trust,
Series 2006-19CB A15
6.000%, 8/25/36	451,452	402,146
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-J4 A15
6.250%, 9/25/36	855,769	717,758
Series 2007-HY1 1A1
3.030%, 4/25/37(l)	726,568	662,591
Series 2007-HY1 2A1
4.304%, 3/25/37(l)	384,578	345,194
Credit Suisse Commercial Mortgage Trust,
Series 2007-C4 A1AM
6.134%, 9/15/39(l)	140,000	141,873
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
1.105%, 4/15/50 IO(l)	1,540,084	89,388
Series 2015-C2 AS
3.849%, 6/15/57	140,000	150,614
Series 2015-C4 C
4.738%, 11/15/48(l)	64,000	65,556
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36	528,170	494,363
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM
5.606%, 12/10/49(l)	85,700	84,611
GS Mortgage Securities Corp. II,
Series 2007-GG10 A4
5.988%, 8/10/45(l)	58,289	59,156
Series 2013-GC10 XA
1.748%, 2/10/46 IO(l)	1,450,519	110,304
Series 2014-GC20 XA
1.328%, 4/10/47 IO(l)	1,940,827	115,638
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.661%, 11/10/47(l)§	43,000	34,808
Series 2016-GS3 XA
1.285%, 10/10/49 IO(l)	968,000	88,111
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 AM
5.372%, 5/15/47	140,000	140,010

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-C1 AM
6.188%, 2/15/51(l)	$140,000	$141,342
Series 2007-LD12 AM
6.207%, 2/15/51(l)	100,000	102,351
Series 2015-JP1 XA
1.311%, 1/15/49 IO(l)	995,446	63,185
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD11 AM
5.940%, 6/15/49(l)	91,000	91,384
Series 2007-LDPX AM
5.464%, 1/15/49(l)	91,400	89,362
Series 2016-JP2 B
3.460%, 8/15/49(l)	28,000	28,938
Series 2016-JP2 C
3.948%, 8/15/49(l)	22,000	21,922
Series 2016-JP2 XA
2.020%, 8/15/49 IO(l)	999,166	139,100
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA
1.254%, 8/15/47 IO(l)	1,434,484	90,980
Series 2015-C32 C
4.819%, 11/15/48(l)	105,000	99,983
Series 2016-C1 C
4.905%, 3/15/49(l)	66,000	69,962
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.870%, 6/15/49 IO(l)	998,434	107,054
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 AJ
5.484%, 2/15/40	65,000	64,770
Series 2007-C2 AM
5.493%, 2/15/40(l)	59,000	59,862
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.701%, 3/10/49(l)§	72,000	69,922
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 AJ
5.948%, 6/12/46(l)	7,109	7,108
Series 2007-5 AM
5.419%, 8/12/48	140,000	141,159
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	117,172
Series 2015-C20 C
4.611%, 2/15/48(l)	125,000	121,627
Series 2015-C26 D
3.060%, 10/15/48§	100,000	71,494
Series 2016-C30 XA
1.473%, 9/15/49 IO(l)	845,000	91,100
Morgan Stanley Capital I Trust,
Series 2007-HQ11 AJ
5.508%, 2/12/44(l)	64,000	62,939
Series 2015-UBS8 XA
1.132%, 12/15/48 IO(l)	1,093,536	73,059
Series 2015-XLF2 AJ
3.524%, 8/15/26(l)§	65,000	64,902
Series 2016-UB11 XA
1.827%, 8/15/49 IO(l)	1,000,000	111,702
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	658,428	628,973
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
2.197%, 10/10/48 IO(l)	645,122	84,899
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	576,335	542,382
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	746,581	748,015
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D
3.938%, 8/15/50§	150,000	120,696
Series 2015-C28 C
4.274%, 5/15/48(l)	140,000	132,058
Series 2015-C31 C
4.765%, 11/15/48(l)	105,000	110,124
Series 2015-C31 XA
1.270%, 11/15/48 IO(l)	1,242,281	91,762
Series 2015-LC22 C
4.691%, 9/15/58(l)	50,000	52,190
Series 2015-P2 A4
3.809%, 12/15/48	66,000	72,877
Series 2015-P2 XA
1.172%, 12/15/48 IO(l)	996,521	66,384
Series 2016-C32 C
4.878%, 1/15/59(l)	51,000	50,172
Series 2016-NXS6 XA
1.808%, 11/15/49(l)	1,000,000	111,082
WF-RBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.316%, 8/15/47 IO(l)	2,934,329	184,841

		12,078,574

Total Asset-Backed and Mortgage-Backed Securities		16,100,330

Corporate Bonds (24.8%)
Consumer Discretionary (1.7%)
Auto Components (0.2%)
Allison Transmission, Inc.
5.000%, 10/1/24(b)§	10,000	10,225
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	25,000	26,484
Dana, Inc.
5.500%, 12/15/24	15,000	15,300
Delphi Automotive plc
4.250%, 1/15/26	8,000	8,694
Delphi Corp.
4.150%, 3/15/24	60,000	64,488
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	25,000	26,062

		151,253

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	50,000	66,108

Hotels, Restaurants & Leisure (0.3%)
ESH Hospitality, Inc.
5.250%, 5/1/25§	25,000	24,875

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26	$10,000	$10,750
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24(b)§	10,000	10,156
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24§	5,000	5,389
MGM Resorts International
4.625%, 9/1/26	25,000	24,437
NCL Corp., Ltd.
5.250%, 11/15/19§	25,000	25,188
Sabre GLBL, Inc.
5.250%, 11/15/23§	15,000	15,300
Scientific Games International, Inc.
7.000%, 1/1/22§	25,000	26,375
Station Casinos LLC
7.500%, 3/1/21	15,000	15,863
Viking Cruises Ltd.
8.500%, 10/15/22§	20,000	20,350

		178,683

Household Durables (0.0%)
Newell Brands, Inc.
3.150%, 4/1/21	15,000	15,623

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
3.800%, 12/5/24	30,000	33,272

Media (0.8%)
21st Century Fox America, Inc.
4.750%, 9/15/44	30,000	32,664
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§	25,000	25,720
Comcast Corp.
4.200%, 8/15/34	15,000	16,540
4.400%, 8/15/35	50,000	56,644
CSC Holdings LLC
5.250%, 6/1/24	10,000	9,450
5.500%, 4/15/27(b)§	10,000	10,225
Globo Comunicacao e Participacoes S.A.
5.307%, 5/11/22(e)(m)	200,000	203,000
Gray Television, Inc.
7.500%, 10/1/20	25,000	25,937
5.125%, 10/15/24(b)§	10,000	9,788
5.875%, 7/15/26§	15,000	15,113
Nexstar Escrow Corp.
5.625%, 8/1/24§	15,000	15,150
Omnicom Group, Inc.
3.600%, 4/15/26	65,000	68,282
Sinclair Television Group, Inc.
5.625%, 8/1/24§	25,000	25,500
Sirius XM Radio, Inc.
5.375%, 7/15/26§	25,000	25,812
TEGNA, Inc.
4.875%, 9/15/21§	25,000	25,938
WMG Acquisition Corp.
6.750%, 4/15/22§	20,000	21,138

		586,901

Multiline Retail (0.0%)
Dollar Tree, Inc.
5.750%, 3/1/23	10,000	10,763

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
6.000%, 12/15/24	10,000	10,350
Home Depot, Inc.
3.350%, 9/15/25	36,000	39,148
3.000%, 4/1/26	30,000	31,755
PetSmart, Inc.
7.125%, 3/15/23(x)§	20,000	21,012
Sally Holdings LLC/Sally Capital, Inc.
5.750%, 6/1/22	25,000	26,125

		128,390

Textiles, Apparel & Luxury Goods (0.0%)
Levi Strauss & Co.
5.000%, 5/1/25	15,000	15,600

Total Consumer Discretionary		1,186,593

Consumer Staples (1.9%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	30,000	35,979
Central American Bottling Corp.
6.750%, 2/9/22(m)	200,000	208,250
Coca-Cola Co.
1.875%, 10/27/20	15,000	15,239
1.550%, 9/1/21	60,000	59,742

		319,210

Food & Staples Retailing (0.3%)
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, 3/15/25§	15,000	14,963
CVS Health Corp.
2.875%, 6/1/26	40,000	40,466
Kroger Co.
3.400%, 4/15/22	80,000	85,040
Rite Aid Corp.
6.125%, 4/1/23§	20,000	21,558
Wal-Mart Stores, Inc.
4.300%, 4/22/44	55,000	64,794

		226,821

Food Products (1.0%)
JBS USA LLC/JBS USA Finance, Inc.
5.750%, 6/15/25§	15,000	14,737
Kraft Heinz Foods Co.
1.600%, 6/30/17	35,000	35,069
2.000%, 7/2/18	40,000	40,448
Marfrig Holdings Europe B.V.
8.000%, 6/8/23§	200,000	204,000
Minerva Luxembourg S.A.
8.750%, 4/3/19(l)(m)(y)	200,000	202,500
Pilgrim’s Pride Corp.
5.750%, 3/15/25(x)§	25,000	25,783
Post Holdings, Inc.
5.000%, 8/15/26§	10,000	9,950
TreeHouse Foods, Inc.
6.000%, 2/15/24§	10,000	10,763
Tyson Foods, Inc.
3.950%, 8/15/24	125,000	134,900

		678,150

Household Products (0.0%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23(b)§	10,000	10,306

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Spectrum Brands, Inc.
5.750%, 7/15/25	$25,000	$27,162

		37,468

Personal Products (0.0%)
Revlon Consumer Products Corp.
5.750%, 2/15/21	15,000	15,300
6.250%, 8/1/24(b)§	5,000	5,172

		20,472

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	65,000	70,575

Total Consumer Staples		1,352,696

Energy (3.3%)
Energy Equipment & Services (0.1%)
Schlumberger Holdings Corp.
2.350%, 12/21/18§	35,000	35,578

Oil, Gas & Consumable Fuels (3.2%)
Apache Corp.
4.750%, 4/15/43	40,000	40,873
BP Capital Markets plc
3.062%, 3/17/22	25,000	26,161
3.119%, 5/4/26	20,000	20,532
3.017%, 1/16/27	25,000	25,225
Chevron Corp.
1.790%, 11/16/18	23,000	23,255
1.561%, 5/16/19	30,000	30,162
CNOOC Finance Australia Pty Ltd.
2.625%, 5/5/20	200,000	203,670
Cosan Overseas Ltd.
8.250%, 11/5/16(m)(y)	300,000	297,000
Delek & Avner Tamar Bond Ltd.
4.435%, 12/30/20§	200,000	211,000
Energy Transfer Equity LP
5.500%, 6/1/27	20,000	19,900
Energy Transfer Partners LP
4.750%, 1/15/26	65,000	66,909
Enterprise Products Operating LLC
3.700%, 2/15/26	43,000	44,342
EOG Resources, Inc.
4.150%, 1/15/26	30,000	32,944
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.875%, 7/15/21§	10,000	10,400
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	56,861
Memorial Production Partners LP/Memorial Production Finance Corp.
6.875%, 8/1/22	35,000	16,669
National Gas Co. of Trinidad & Tobago Ltd.
6.050%, 1/15/36(m)	100,000	107,750
Occidental Petroleum Corp.
3.400%, 4/15/26	15,000	15,855
ONGC Videsh Ltd.
3.250%, 7/15/19(m)	250,000	256,858
PDC Energy, Inc.
6.125%, 9/15/24(b)§	5,000	5,175
Petroleos Mexicanos
3.500%, 7/18/18	200,000	204,100
5.500%, 2/4/19(m)	100,000	105,500
6.750%, 9/21/47(b)§	75,000	75,000
Phillips 66
5.875%, 5/1/42	19,000	23,832
4.875%, 11/15/44	10,000	11,065
Reliance Holding USA, Inc.
5.400%, 2/14/22(m)	250,000	281,806
Sanchez Energy Corp.
6.125%, 1/15/23	10,000	8,037
SandRidge Energy, Inc.
8.750%, 6/1/20(h)§	5,000	1,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.375%, 2/1/27(b)§	20,000	20,076
Williams Partners LP/ACMP Finance Corp.
4.875%, 3/15/24	25,000	25,275

		2,268,032

Total Energy		2,303,610

Financials (9.2%)
Banks (6.2%)
Agromercantil Senior Trust
6.250%, 4/10/19(m)	200,000	207,250
Australia & New Zealand Banking Group Ltd./New York
4.875%, 1/12/21§	100,000	112,208
Banco de Costa Rica
5.250%, 8/12/18(m)	200,000	205,750
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	205,237
Banco GNB Sudameris S.A.
7.500%, 7/30/22(m)	200,000	213,500
Banco Nacional de Comercio Exterior SNC
4.375%, 10/14/25(x)§	200,000	207,000
Banco Nacional de Costa Rica
4.875%, 11/1/18(m)	200,000	204,750
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/9/22(m)	200,000	204,495
Bank of America Corp.
2.000%, 1/11/18	55,000	55,257
2.625%, 4/19/21	50,000	50,795
Bank of Montreal
1.900%, 8/27/21	70,000	69,632
BB&T Corp.
2.450%, 1/15/20	60,000	61,464
2.050%, 5/10/21	55,000	55,480
Citigroup, Inc.
2.650%, 10/26/20	35,000	35,723
2.700%, 3/30/21	70,000	71,498
CorpGroup Banking S.A.
6.750%, 3/15/23(m)	250,000	240,938
Global Bank Corp.
5.125%, 10/30/19(m)	200,000	209,750
Grupo Aval Ltd.
4.750%, 9/26/22(m)	200,000	197,900
Grupo Elektra S.A.B. de C.V.
7.250%, 8/6/18(m)	200,000	199,250
Industrial Senior Trust
5.500%, 11/1/22(m)	200,000	197,500
JPMorgan Chase & Co.
2.400%, 6/7/21	70,000	70,812
4.250%, 10/1/27	65,000	69,564

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Malayan Banking Bhd
3.250%, 9/20/22(l)(m)	$200,000	$202,412
MUFG Americas Holdings Corp.
1.625%, 2/9/18	60,000	60,184
2.250%, 2/10/20	10,000	10,102
Oversea-Chinese Banking Corp., Ltd.
4.000%, 10/15/24(l)(m)	200,000	209,250
PNC Financial Services Group, Inc.
3.300%, 3/8/22	65,000	68,912
Royal Bank of Canada
2.500%, 1/19/21	15,000	15,413
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	65,000	66,798
2.058%, 7/14/21	50,000	49,640
Toronto-Dominion Bank
1.800%, 7/13/21	105,000	104,646
United Overseas Bank Ltd.
3.750%, 9/19/24(l)(m)	200,000	207,686
Wells Fargo & Co.
3.550%, 9/29/25	80,000	84,162
3.000%, 4/22/26	55,000	55,458
Westpac Banking Corp.
2.600%, 11/23/20	60,000	61,641
2.000%, 8/19/21	10,000	9,995

		4,352,052

Capital Markets (0.7%)
Goldman Sachs Group, Inc.
2.350%, 11/15/21	80,000	79,814
Israel Electric Corp., Ltd.
5.625%, 6/21/18(m)	200,000	211,250
Morgan Stanley
2.650%, 1/27/20	45,000	45,961
2.500%, 4/21/21	25,000	25,286
3.875%, 1/27/26	40,000	42,484
3.125%, 7/27/26	20,000	20,132
S&P Global, Inc.
4.400%, 2/15/26	30,000	33,775
State Street Corp.
3.550%, 8/18/25	45,000	48,882
2.650%, 5/19/26	25,000	25,269

		532,853

Consumer Finance (1.1%)
Ally Financial, Inc.
4.125%, 3/30/20	65,000	65,975
American Express Credit Corp.
2.250%, 8/15/19	35,000	35,703
2.250%, 5/5/21	105,000	106,894
Credito Real S.A.B. de C.V.
7.250%, 7/20/23§	200,000	200,250
General Motors Financial Co., Inc.
2.400%, 5/9/19	55,000	55,457
3.200%, 7/13/20	30,000	30,648
3.200%, 7/6/21	20,000	20,196
Synchrony Financial
3.000%, 8/15/19	65,000	66,520
Unifin Financiera S.A.B. de C.V. SOFOM ENR
6.250%, 7/22/19(m)	200,000	204,000

		785,643

Diversified Financial Services (0.9%)
Double Eagle Acquisition Sub, Inc.
7.500%, 10/1/24(b)§	10,000	10,113
Guanay Finance Ltd.
6.000%, 12/15/20(m)	217,632	221,985
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	100,000	101,238
Petronas Global Sukuk Ltd.
2.707%, 3/18/20(m)	200,000	204,399
Shell International Finance B.V.
1.375%, 5/10/19	70,000	69,821

		607,556

Insurance (0.3%)
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	80,000	99,133
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	70,000	72,103

		171,236

Total Financials		6,449,340

Health Care (1.7%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	66,000	71,590
Celgene Corp.
3.875%, 8/15/25	30,000	32,100

		103,690

Health Care Equipment & Supplies (0.1%)
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	55,000	55,020
2.700%, 4/1/20	15,000	15,295

		70,315

Health Care Providers & Services (0.7%)
Anthem, Inc.
2.300%, 7/15/18	70,000	70,907
Cardinal Health, Inc.
1.950%, 6/15/18	70,000	70,522
Centene Corp.
5.625%, 2/15/21	25,000	26,540
Express Scripts Holding Co.
4.500%, 2/25/26	30,000	32,962
3.400%, 3/1/27	20,000	20,108
HCA, Inc.
5.875%, 2/15/26	15,000	15,937
Laboratory Corp. of America Holdings
2.500%, 11/1/18	65,000	66,091
4.700%, 2/1/45	65,000	70,871
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	25,000	26,845
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	10,000	10,300
Select Medical Corp.
6.375%, 6/1/21	30,000	29,531
Team Health, Inc.
7.250%, 12/15/23(x)§	10,000	10,781
Tenet Healthcare Corp.
6.750%, 6/15/23(x)	30,000	27,900

		479,295

Life Sciences Tools & Services (0.2%)
Quintiles Transnational Corp.
4.875%, 5/15/23§	15,000	15,460
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	100,000	104,753

		120,213

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.6%)
Actavis Funding SCS
2.350%, 3/12/18	$59,000	$59,557
AstraZeneca plc
2.375%, 11/16/20	80,000	82,215
Eli Lilly & Co.
3.700%, 3/1/45	50,000	53,669
Mylan N.V.
3.150%, 6/15/21§	65,000	66,206
Shire Acquisitions Investments Ireland Designated Activity Co.
2.875%, 9/23/23	75,000	75,420
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	65,000	66,577
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 7/21/23	25,000	25,065
Vizient, Inc.
10.375%, 3/1/24§	15,000	17,175

		445,884

Total Health Care		1,219,397

Industrials (1.9%)
Aerospace & Defense (0.2%)
Boeing Co.
6.875%, 3/15/39	40,000	60,160
Lockheed Martin Corp.
4.700%, 5/15/46	60,000	71,110
TransDigm, Inc.
6.000%, 7/15/22	25,000	26,438

		157,708

Air Freight & Logistics (0.2%)
Air Medical Merger Sub Corp.
6.375%, 5/15/23§	30,000	29,119
FedEx Corp.
4.750%, 11/15/45	65,000	73,989

		103,108

Building Products (0.0%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	8,000	8,180

Commercial Services & Supplies (0.2%)
Gates Global LLC/Gates Global Co.
6.000%, 7/15/22§	25,000	23,687
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, 5/15/23§	25,000	27,188
Waste Management, Inc.
4.100%, 3/1/45	50,000	55,086

		105,961

Construction & Engineering (0.0%)
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc.
6.375%, 5/1/22§	20,000	20,200

Machinery (0.1%)
Milacron LLC/Mcron Finance Corp.
7.750%, 2/15/21§	35,000	36,312
Terex Corp.
6.000%, 5/15/21	25,000	25,375

		61,687

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	60,000	69,211
OPE KAG Finance Sub, Inc.
7.875%, 7/31/23§	10,000	9,500

		78,711

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 2/1/22	65,000	68,169
HD Supply, Inc.
7.500%, 7/15/20	25,000	25,968

		94,137

Transportation Infrastructure (1.0%)
Adani Ports & Special Economic Zone Ltd.
3.500%, 7/29/20(m)	200,000	202,824
Aeropuertos Dominicanos Siglo XXI S.A.
9.750%, 11/13/19(m)	200,000	209,750
ENA Norte Trust
4.950%, 4/25/23(m)	280,757	290,583

		703,157

Total Industrials		1,332,849

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.850%, 9/20/21	75,000	75,399
CommScope, Inc.
5.000%, 6/15/21§	25,000	25,875

		101,274

IT Services (0.2%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	45,000	47,794
First Data Corp.
7.000%, 12/1/23§	10,000	10,550
5.750%, 1/15/24§	15,000	15,375
Xerox Corp.
2.950%, 3/15/17	55,000	55,322

		129,041

Semiconductors & Semiconductor Equipment (0.2%)
Intel Corp.
4.100%, 5/19/46	40,000	42,865
Lam Research Corp.
2.800%, 6/15/21	4,000	4,106
3.450%, 6/15/23	17,000	17,407
Microsemi Corp.
9.125%, 4/15/23§	4,000	4,572
NVIDIA Corp.
3.200%, 9/16/26	25,000	25,120
NXP B.V./NXP Funding LLC
4.125%, 6/1/21§	20,000	21,426
3.875%, 9/1/22§	10,000	10,525

		126,021

Software (0.6%)
Activision Blizzard, Inc.
5.625%, 9/15/21§	25,000	26,000
Cengage Learning, Inc.
9.500%, 6/15/24§	10,000	10,163
Infor U.S., Inc.
6.500%, 5/15/22	20,000	20,260
Microsoft Corp.
4.450%, 11/3/45	60,000	67,781
Open Text Corp.
5.875%, 6/1/26§	15,000	15,731
Oracle Corp.
2.250%, 10/8/19	65,000	66,617
1.900%, 9/15/21	70,000	70,207

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 5/15/45	$65,000	$68,138
Solera LLC/Solera Finance, Inc.
10.500%, 3/1/24§	15,000	16,755
Sophia LP/Sophia Finance, Inc.
9.000%, 9/30/23§	25,000	26,125

		387,777

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
4.650%, 2/23/46	48,000	55,504
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24§	20,000	21,926
Hewlett Packard Enterprise Co.
3.600%, 10/15/20§	51,000	53,502
Western Digital Corp.
7.375%, 4/1/23§	5,000	5,500

		136,432

Total Information Technology		880,545

Materials (0.7%)
Chemicals (0.3%)
Ashland, Inc.
4.750%, 8/15/22	25,000	25,997
Grupo Idesa S.A. de C.V.
7.875%, 12/18/20(m)	200,000	199,500
PQ Corp.
6.750%, 11/15/22§	15,000	15,863

		241,360

Containers & Packaging (0.1%)
Berry Plastics Corp.
5.500%, 5/15/22	15,000	15,563
International Paper Co.
3.000%, 2/15/27	35,000	34,978
Plastipak Holdings, Inc.
6.500%, 10/1/21§	15,000	15,525

		66,066

Metals & Mining (0.1%)
Lundin Mining Corp.
7.500%, 11/1/20§	15,000	15,788
Novelis Corp.
6.250%, 8/15/24§	10,000	10,588
5.875%, 9/30/26(b)§	5,000	5,106

		31,482

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	135,000	143,508

Total Materials		482,416

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Boston Properties LP
4.125%, 5/15/21	65,000	71,002
Equinix, Inc.
5.875%, 1/15/26	15,000	16,125
Simon Property Group LP
3.300%, 1/15/26	60,000	63,371

Total Real Estate		150,498

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.400%, 5/15/25	55,000	56,507
4.125%, 2/17/26	10,000	10,788
British Telecommunications plc
5.950%, 1/15/18	100,000	105,787
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 9/30/22	15,000	15,675
5.125%, 5/1/23§	10,000	10,413
Embarq Corp.
7.995%, 6/1/36	10,000	10,120
Intelsat Jackson Holdings S.A.
8.000%, 2/15/24§	5,000	5,012
Level 3 Communications, Inc.
5.750%, 12/1/22	25,000	26,250
Orange S.A.
2.750%, 2/6/19	70,000	72,051
SBA Communications Corp.
5.625%, 10/1/19	25,000	25,702
Verizon Communications, Inc.
4.400%, 11/1/34	135,000	142,317

		480,622

Wireless Telecommunication Services (0.5%)
Digicel Group Ltd.
7.125%, 4/1/22(m)	250,000	192,425
Telefonica Celular del Paraguay S.A.
6.750%, 12/13/22(m)	200,000	206,750

		399,175

Total Telecommunication Services		879,797

Utilities (1.7%)
Electric Utilities (0.7%)
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It
7.950%, 5/11/26(x)§	200,000	211,750
Duke Energy Corp.
3.750%, 9/1/46	25,000	24,260
Duke Energy Progress LLC
4.150%, 12/1/44	65,000	70,728
Exelon Corp.
3.400%, 4/15/26	40,000	41,561
Fortis, Inc.
2.100%, 10/4/21(b)§	20,000	19,927
Southern Co.
2.450%, 9/1/18	95,000	96,746
1.850%, 7/1/19	5,000	5,039

		470,011

Gas Utilities (0.3%)
Empresa de Energia de Bogota S.A. ESP
6.125%, 11/10/21(m)	200,000	206,250

Independent Power and Renewable Electricity Producers (0.3%)
Calpine Corp.
5.750%, 1/15/25	10,000	9,800
Empresa Electrica Angamos S.A.
4.875%, 5/25/29(m)	200,000	196,300
NRG Energy, Inc.
7.250%, 5/15/26§	15,000	15,225

		221,325

Multi-Utilities (0.4%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	71,000	98,334

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Empresas Publicas de Medellin ESP
7.625%, 7/29/19(b)(m)	$200,000	$227,500

		325,834

Total Utilities		1,223,420

Total Corporate Bonds		17,461,161

Government Securities (45.1%)
Agency CMO (18.0%)
Federal Home Loan Mortgage Corp.
4.000%, 2/15/42	1,590,776	1,794,715
3.000%, 2/15/44	855,655	896,772
3.000%, 6/15/44	546,151	572,559
3.000%, 2/15/45	524,292	523,646
3.000%, 7/1/45	917,206	953,822
3.000%, 8/1/45	1,378,580	1,433,616
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.311%, 3/25/23 IO(l)	999,106	69,679
3.334%, 8/25/25(l)	50,000	55,081
Federal National Mortgage Association
2.702%, 2/25/26	67,000	70,203
3.000%, 3/25/44	1,480,589	1,550,564
3.000%, 1/25/45	715,966	747,520
3.000%, 4/1/45	1,239,196	1,275,791
3.000%, 9/1/46	2,591,054	2,695,101

		12,639,069

Foreign Governments (2.3%)
Aeropuerto Internacional de Tocumen S.A.
5.750%, 10/9/23	200,000	218,350
Fondo MIVIVIENDA S.A.
3.375%, 4/2/19(m)	200,000	205,500
Republic of Costa Rica
9.995%, 8/1/20	200,000	242,750
Republic of Hungary
4.000%, 3/25/19	200,000	209,750
Republic of Panama
5.200%, 1/30/20	200,000	221,000
Republic of Poland
5.125%, 4/21/21	200,000	226,000
State of Qatar
2.375%, 6/2/21(b)(m)	200,000	201,450
United Mexican States
4.000%, 10/2/23	96,000	102,672

		1,627,472

Municipal Bonds (0.3%)
New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series 2015A
5.000%, 3/15/33	60,000	72,727
State of California, Various Purpose, General Obligations Bonds
5.000%, 8/1/33	70,000	85,305

		158,032

U.S. Treasuries (24.5%)
U.S. Treasury Bonds
2.750%, 11/15/42	760,000	829,644
3.000%, 11/15/44	900,000	1,029,393
1.000%, 2/15/46 TIPS	650,003	721,274
U.S. Treasury Notes
0.500%, 11/30/16	1,280,000	1,280,358
0.500%, 1/31/17	1,280,000	1,280,436
0.750%, 10/31/17	2,070,000	2,071,318
1.000%, 5/15/18	305,000	306,227
1.000%, 11/30/19	20,000	20,039
2.000%, 11/30/20	2,240,000	2,321,883
2.250%, 3/31/21	1,700,000	1,782,370
1.875%, 11/30/21	170,000	175,593
1.750%, 3/31/22	800,000	820,612
1.500%, 3/31/23	940,000	946,896
2.375%, 8/15/24	85,000	90,575
2.125%, 5/15/25	900,000	941,652
0.125%, 7/15/26 TIPS	2,602,198	2,634,233

		17,252,503

Total Government Securities		31,677,076

Total Long-Term Debt Securities (92.8%) (Cost $64,338,782)		65,238,567

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Investment Company (1.4%)
DoubleLine Floating Rate Fund (Cost $986,607)‡	98,078	969,008

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $25,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $25,500.(xx)	$25,000	$25,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $45,761, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $46,673.(xx)	45,758	45,758
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $34,023, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $34,702.(xx)	34,022	34,022
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $199,032, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $203,006.(xx)	199,025	199,025
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $75,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $76,502.(xx)	75,000	75,000

Total Repurchase Agreements		378,805

Total Short-Term Investments (0.5%) (Cost $378,805)		378,805

Total Investments (94.7%) (Cost $65,704,194)		66,586,380
Other Assets Less Liabilities (5.3%)		3,763,287

Net Assets (100%)		$70,349,667

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $7,537,293 or 10.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At September 30, 2016, the market value of these securities amounted to $620,219 or 0.9% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2016, the market value of these securities amounted to $7,543,561 or 10.7% of net assets.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $371,091. This was secured by collateral of $378,805 which was received as cash and subsequently invested in short-term investments currently valued at $378,805, as reported in the Portfolio of Investments.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2016.

Glossary:

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.6%
Bermuda	0.3
Brazil	0.3
Canada	0.3
Cayman Islands	6.5
Chile	0.6
Colombia	0.9
Costa Rica	0.9
Curacao	0.1
Dominican Republic	0.6
France	0.1
Hungary	0.3
India	0.7
Ireland	0.1
Israel	0.6
Japan	0.2
Luxembourg	0.4
Malaysia	0.6
Mexico	2.4
Netherlands	0.9
Panama	1.3
Paraguay	0.3
Peru	0.3
Poland	0.3
Qatar	0.3
Singapore	0.6
Trinidad And Tobago	0.2
United Kingdom	0.7
United States	73.3
Cash and Other	5.3

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$1,650,994	$2,985	$716,378	$969,008	$30,337	$(16,378)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$4,021,756	$—	$4,021,756
Non-Agency CMO	—	11,987,446	91,128	12,078,574
Corporate Bonds
Consumer Discretionary	—	1,186,593	—	1,186,593
Consumer Staples	—	1,352,696	—	1,352,696
Energy	—	2,303,610	—	2,303,610
Financials	—	6,449,340	—	6,449,340
Health Care	—	1,219,397	—	1,219,397
Industrials	—	1,332,849	—	1,332,849
Information Technology	—	880,545	—	880,545
Materials	—	482,416	—	482,416
Real Estate	—	150,498	—	150,498
Telecommunication Services	—	879,797	—	879,797
Utilities	—	1,223,420	—	1,223,420
Government Securities
Agency CMO	—	12,639,069	—	12,639,069
Foreign Governments	—	1,627,472	—	1,627,472
Municipal Bonds	—	158,032	—	158,032
U.S. Treasuries	—	17,252,503	—	17,252,503
Investment Companies
Investment Companies	969,008	—	—	969,008
Short-Term Investments
Repurchase Agreements	—	378,805	—	378,805

Total Assets	$969,008	$65,526,244	$91,128	$66,586,380

Total Liabilities	$—	$—	$—	$—

Total	$969,008	$65,526,244	$91,128	$66,586,380

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,333,024
Aggregate gross unrealized depreciation	(466,141)

Net unrealized appreciation	$866,883

Federal income tax cost of investments	$65,719,497

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.4%)
Energy (0.4%)
Energy Equipment & Services (0.3%)
Weatherford International Ltd.
5.875%, 7/1/21	$3,200,000	$3,590,000

Oil, Gas & Consumable Fuels (0.1%)
Stone Energy Corp.
1.750%, 3/1/17	1,213,000	689,136

Total Energy		4,279,136

Total Convertible Bonds		4,279,136

Corporate Bonds (28.2%)
Consumer Discretionary (4.7%)
Auto Components (0.0%)
Delphi Corp.
4.150%, 3/15/24	75,000	80,610

Automobiles (0.1%)
Navistar, Inc.
6.500%, 8/15/17	754,427	754,663

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.
3.950%, 10/15/20	150,000	161,914
International Game Technology plc
6.250%, 2/15/22§	4,300,000	4,567,460
6.500%, 2/15/25§	4,300,000	4,601,000
Marriott International, Inc.
3.125%, 10/15/21	250,000	261,364
McDonald’s Corp.
5.350%, 3/1/18	140,000	147,880
3.625%, 5/20/21	150,000	161,641
3.700%, 1/30/26	200,000	215,766
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	159,371

		10,276,396

Household Durables (0.6%)
KB Home
7.500%, 9/15/22	4,000,000	4,340,000
Newell Brands, Inc.
3.850%, 4/1/23	80,000	85,628
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/1/23§	3,000,000	3,007,500
Whirlpool Corp.
2.400%, 3/1/19	250,000	254,232

		7,687,360

Internet & Direct Marketing Retail (0.0%)
Amazon.com, Inc.
2.600%, 12/5/19	250,000	259,584
3.300%, 12/5/21	150,000	160,447
QVC, Inc.
4.850%, 4/1/24	50,000	50,933

		470,964

Media (2.5%)
21st Century Fox America, Inc.
3.000%, 9/15/22	150,000	156,049
Altice Luxembourg S.A.
7.750%, 5/15/22§	800,000	852,000
7.625%, 2/15/25§	1,800,000	1,845,000
CBS Corp.
3.375%, 3/1/22	200,000	210,355
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20§	350,000	365,365
4.908%, 7/23/25§	100,000	110,070
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	35,106
Comcast Corp.
5.150%, 3/1/20	150,000	168,076
3.375%, 8/15/25	250,000	268,311
CSC Holdings LLC
10.875%, 10/15/25§	1,800,000	2,106,000
Discovery Communications LLC
5.050%, 6/1/20	100,000	109,658
DISH DBS Corp.
5.000%, 3/15/23	5,600,000	5,421,360
iHeartCommunications, Inc.
7.274%, 1/30/19	2,539,722	1,943,946
8.024%, 7/30/19	816,818	624,611
9.000%, 12/15/19	1,019,000	805,010
9.000%, 3/1/21	4,000,000	2,960,000
Interpublic Group of Cos., Inc.
4.200%, 4/15/24	150,000	161,346
NBCUniversal Media LLC
4.375%, 4/1/21	300,000	334,472
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	150,000	156,858
Sirius XM Radio, Inc.
6.000%, 7/15/24§	2,000,000	2,135,000
Time Warner Cable LLC
8.250%, 4/1/19	170,000	196,031
4.000%, 9/1/21	100,000	105,750
Time Warner, Inc.
4.700%, 1/15/21	250,000	278,199
3.550%, 6/1/24	200,000	212,353
Univision Communications, Inc.
5.125%, 5/15/23§	7,000,000	7,087,500
Viacom, Inc.
2.750%, 12/15/19	165,000	167,712
4.250%, 9/1/23	100,000	106,290
Walt Disney Co.
2.300%, 2/12/21	105,000	108,359
2.550%, 2/15/22	250,000	260,773
WPP Finance 2010
3.750%, 9/19/24	100,000	106,327
Ziggo Secured Finance B.V.
5.500%, 1/15/27(b)§	1,500,000	1,492,500

		30,890,387

Multiline Retail (0.4%)
Belk, Inc.
5.750%, 12/10/22	4,975,000	4,521,922
Dollar General Corp.
1.875%, 4/15/18	150,000	150,802
3.250%, 4/15/23	200,000	205,587
Kohl’s Corp.
4.750%, 12/15/23	100,000	108,209
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	158,667
Target Corp.
6.000%, 1/15/18	200,000	212,339
2.300%, 6/26/19	100,000	102,859

		5,460,385

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (0.3%)
AutoZone, Inc.
4.000%, 11/15/20	$100,000	$107,642
Home Depot, Inc.
2.000%, 6/15/19	250,000	254,849
2.625%, 6/1/22	115,000	119,690
2.125%, 9/15/26	50,000	49,278
Lowe’s Cos., Inc.
2.500%, 4/15/26	95,000	95,174
Petco Animal Supplies Stores, Inc., Term Loan
5.000%, 1/26/23	1,990,000	2,005,755
PetSmart, Inc.
7.125%, 3/15/23§	600,000	630,375

		3,262,763

Total Consumer Discretionary		58,883,528

Consumer Staples (0.8%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	254,314
2.650%, 2/1/21	130,000	133,951
3.300%, 2/1/23	200,000	211,134
3.700%, 2/1/24	100,000	107,318
3.650%, 2/1/26	350,000	375,862
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	56,896
5.375%, 1/15/20	250,000	279,168
4.375%, 2/15/21	25,000	27,559
2.500%, 7/15/22	100,000	102,022
Coca-Cola Co.
3.150%, 11/15/20	100,000	106,654
3.200%, 11/1/23	200,000	214,624
Cott Beverages, Inc.
5.375%, 7/1/22	1,500,000	1,545,000
PepsiCo, Inc.
5.000%, 6/1/18	100,000	106,306
7.900%, 11/1/18	144,000	163,276
1.850%, 4/30/20	200,000	202,596
3.600%, 3/1/24	250,000	274,179

		4,160,859

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
2.250%, 2/15/22	85,000	87,405
CVS Health Corp.
2.250%, 8/12/19	350,000	357,092
3.500%, 7/20/22	500,000	536,055
Kroger Co.
6.150%, 1/15/20	150,000	170,662
2.950%, 11/1/21	150,000	156,359
Sysco Corp.
2.600%, 10/1/20	40,000	41,340
2.500%, 7/15/21	25,000	25,583
Walgreen Co.
3.100%, 9/15/22	150,000	155,445
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	250,000	251,367
3.300%, 11/18/21	150,000	158,685
Wal-Mart Stores, Inc.
1.125%, 4/11/18	200,000	200,430
3.625%, 7/8/20	100,000	108,287
3.250%, 10/25/20	100,000	107,224
3.300%, 4/22/24	100,000	108,837

		2,464,771

Food Products (0.1%)
ConAgra Foods, Inc.
3.250%, 9/15/22	100,000	104,399
General Mills, Inc.
5.650%, 2/15/19	100,000	109,650
2.200%, 10/21/19	250,000	255,017
J.M. Smucker Co.
3.000%, 3/15/22	180,000	188,714
Kellogg Co.
3.250%, 5/21/18	200,000	205,741
Kraft Heinz Foods Co.
5.375%, 2/10/20	104,000	116,146
2.800%, 7/2/20	250,000	259,146
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	108,706
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	256,368
4.500%, 6/15/22	100,000	110,785
Unilever Capital Corp.
2.000%, 7/28/26	150,000	146,524

		1,861,196

Household Products (0.1%)
Clorox Co.
3.050%, 9/15/22	150,000	157,130
3.500%, 12/15/24	100,000	107,001
Colgate-Palmolive Co.
1.500%, 11/1/18	150,000	151,365
Kimberly-Clark Corp.
3.625%, 8/1/20	50,000	54,019
Procter & Gamble Co.
4.700%, 2/15/19	350,000	378,347

		847,862

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	54,601
2.625%, 1/14/20	200,000	206,624
2.850%, 8/9/22	200,000	208,878
4.000%, 1/31/24	100,000	111,890
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	67,387
2.500%, 8/22/22	100,000	102,289
3.600%, 11/15/23	50,000	54,430

		806,099

Total Consumer Staples		10,140,787

Energy (3.6%)
Energy Equipment & Services (0.6%)
Halliburton Co.
2.000%, 8/1/18	100,000	100,705
3.250%, 11/15/21	100,000	104,652
3.800%, 11/15/25	30,000	31,114
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	301,963
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	141,464
Weatherford International Ltd.
7.750%, 6/15/21(x)	4,000,000	3,960,000
8.250%, 6/15/23(x)	2,400,000	2,370,000

		7,009,898

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.
3.450%, 7/15/24(x)	150,000	148,130

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Antero Resources Corp.
5.375%, 11/1/21	$2,100,000	$2,126,250
Bill Barrett Corp.
7.625%, 10/1/19	4,500,000	3,870,000
7.000%, 10/15/22	500,000	390,000
BP Capital Markets plc
1.375%, 5/10/18	250,000	250,011
2.315%, 2/13/20	200,000	203,956
4.500%, 10/1/20	100,000	109,869
3.814%, 2/10/24	250,000	270,577
Chesapeake Energy Corp.
7.250%, 12/15/18(x)	3,000,000	3,028,125
8.500%, 8/17/21	2,500,000	2,616,250
8.000%, 12/15/22§	3,440,000	3,487,472
Chevron Corp.
1.345%, 11/15/17	250,000	250,570
1.790%, 11/16/18	350,000	353,873
2.193%, 11/15/19	35,000	35,808
2.355%, 12/5/22	150,000	152,454
2.954%, 5/16/26	250,000	258,655
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	201,944
ConocoPhillips Co.
2.875%, 11/15/21	120,000	123,125
2.400%, 12/15/22	150,000	148,245
Denbury Resources, Inc.
9.000%, 5/15/21§	300,000	313,500
Devon Energy Corp.
4.000%, 7/15/21	100,000	104,291
Ecopetrol S.A.
7.625%, 7/23/19(x)	50,000	57,125
5.375%, 6/26/26	150,000	155,107
Enable Midstream Partners LP
3.900%, 5/15/24	150,000	140,591
Enbridge Energy Partners LP
5.875%, 10/15/25	100,000	115,293
Energy Transfer Equity LP
5.500%, 6/1/27	1,500,000	1,492,500
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	159,213
3.600%, 2/1/23	100,000	98,259
4.050%, 3/15/25	100,000	99,197
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	101,876
3.350%, 3/15/23	150,000	152,885
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,383
4.100%, 2/1/21	100,000	107,770
4.150%, 1/15/26	150,000	164,722
EQT Corp.
4.875%, 11/15/21	50,000	54,680
Exxon Mobil Corp.
1.305%, 3/6/18	250,000	250,648
2.397%, 3/6/22	150,000	153,774
3.176%, 3/15/24	150,000	161,167
Husky Energy, Inc.
4.000%, 4/15/24	50,000	52,126
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	368,653
4.300%, 5/1/24(x)	150,000	154,861
Kinder Morgan, Inc.
2.000%, 12/1/17	350,000	350,347
5.625%, 11/15/23§	2,300,000	2,532,158
7.750%, 1/15/32	1,700,000	2,054,742
Marathon Oil Corp.
2.800%, 11/1/22	100,000	92,873
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	55,482
3.625%, 9/15/24	150,000	150,451
MPLX LP
4.500%, 7/15/23	100,000	102,204
4.875%, 6/1/25	100,000	103,726
NGL Energy Partners LP/NGL Energy Finance Corp.
6.875%, 10/15/21	1,000,000	946,875
NGPL PipeCo LLC
7.119%, 12/15/17§	925,000	966,625
Noble Energy, Inc.
4.150%, 12/15/21	150,000	159,154
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	204,150
ONEOK Partners LP
8.625%, 3/1/19	100,000	113,576
Petroleos Mexicanos
5.750%, 3/1/18	300,000	315,450
3.500%, 7/18/18	200,000	204,100
4.875%, 1/24/22	250,000	254,375
4.250%, 1/15/25	100,000	96,490
6.875%, 8/4/26§	150,000	169,125
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	42,681
3.850%, 10/15/23	100,000	99,672
Sanchez Energy Corp.
7.750%, 6/15/21(x)	2,800,000	2,485,000
Statoil ASA
1.200%, 1/17/18	250,000	249,464
5.250%, 4/15/19	25,000	27,296
2.900%, 11/8/20	200,000	209,263
2.750%, 11/10/21	150,000	156,398
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	176,616
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	155,810
Total Capital International S.A.
2.700%, 1/25/23	200,000	206,345
Total Capital S.A.
4.125%, 1/28/21	250,000	274,993
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	131,769
3.800%, 10/1/20	100,000	106,794
4.875%, 1/15/26	120,000	139,222
Valero Energy Corp.
6.125%, 2/1/20	150,000	169,497
W&T Offshore, Inc.
8.500%, 6/15/19	3,100,000	1,193,500
Williams Partners LP
5.250%, 3/15/20	100,000	107,704
4.125%, 11/15/20	100,000	104,422
4.300%, 3/4/24	150,000	153,473

		37,561,757

Total Energy		44,571,655

Financials (5.6%)
Banks (3.8%)
Australia & New Zealand Banking Group Ltd./New York
2.250%, 6/13/19	250,000	254,188

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America Corp.
5.650%, 5/1/18	$550,000	$584,073
2.600%, 1/15/19	250,000	254,537
7.625%, 6/1/19	250,000	286,939
2.250%, 4/21/20	300,000	301,743
5.700%, 1/24/22	100,000	116,099
3.300%, 1/11/23	150,000	155,388
4.125%, 1/22/24	100,000	108,497
4.000%, 4/1/24	350,000	377,131
4.000%, 1/22/25	250,000	260,306
6.100%, 3/17/25(l)(y)	1,000,000	1,038,800
Bank of Montreal
2.375%, 1/25/19	50,000	50,944
Bank of Nova Scotia
2.050%, 6/5/19	250,000	252,735
Barclays Bank plc
5.140%, 10/14/20	100,000	108,086
Barclays plc
2.750%, 11/8/19(x)	250,000	251,653
4.375%, 1/12/26	200,000	207,088
BB&T Corp.
2.050%, 6/19/18	200,000	202,075
2.450%, 1/15/20	300,000	307,319
BNP Paribas S.A.
2.700%, 8/20/18	100,000	101,929
3.250%, 3/3/23	100,000	104,704
4.250%, 10/15/24	200,000	206,800
Citigroup, Inc.
1.850%, 11/24/17	250,000	250,834
1.750%, 5/1/18	250,000	250,372
2.050%, 12/7/18	350,000	352,660
2.550%, 4/8/19	100,000	102,067
5.875%, 3/27/20(l)(y)	4,000,000	4,014,000
5.950%, 8/15/20(l)(y)	3,000,000	3,041,700
3.875%, 10/25/23	150,000	160,724
6.300%, 5/15/24(l)(y)	4,500,000	4,594,950
3.300%, 4/27/25	345,000	354,335
3.400%, 5/1/26	200,000	206,593
Commonwealth Bank of Australia/New York
2.250%, 3/13/19	250,000	253,704
Cooperatieve Rabobank UA
4.500%, 1/11/21	75,000	83,031
3.875%, 2/8/22	75,000	81,931
4.375%, 8/4/25	250,000	262,299
Cooperatieve Rabobank UA/New York
2.250%, 1/14/19	250,000	254,047
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	252,630
Discover Bank/Delaware
3.200%, 8/9/21	250,000	256,710
Fifth Third Bancorp
2.300%, 3/1/19	125,000	126,798
Fifth Third Bank/Ohio
3.850%, 3/15/26	200,000	212,985
HSBC Holdings plc
5.100%, 4/5/21	100,000	110,475
4.000%, 3/30/22	100,000	106,191
4.250%, 3/14/24	200,000	206,107
4.300%, 3/8/26	250,000	268,582
Huntington National Bank
2.200%, 4/1/19	250,000	253,426
Industrial & Commercial Bank of China Ltd./New York
3.231%, 11/13/19	250,000	259,784
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	204,005
JPMorgan Chase & Co.
6.000%, 1/15/18	250,000	264,296
7.900%, 4/30/18(l)(y)	9,468,000	9,728,370
1.625%, 5/15/18	250,000	250,361
2.250%, 1/23/20	150,000	151,714
4.250%, 10/15/20	200,000	216,664
2.400%, 6/7/21	150,000	151,741
4.500%, 1/24/22	250,000	276,559
3.250%, 9/23/22	100,000	104,734
3.200%, 1/25/23	150,000	156,458
5.150%, 5/1/23(l)(y)	2,000,000	2,005,000
2.700%, 5/18/23	200,000	201,677
3.625%, 5/13/24	250,000	265,692
3.125%, 1/23/25	150,000	153,639
KeyCorp
2.900%, 9/15/20	100,000	103,816
5.100%, 3/24/21	50,000	56,452
KfW
1.000%, 6/11/18	250,000	250,163
1.125%, 8/6/18	750,000	752,381
4.875%, 6/17/19	250,000	275,213
1.500%, 4/20/20	250,000	252,281
2.750%, 9/8/20	150,000	158,458
1.625%, 3/15/21	250,000	252,703
1.500%, 6/15/21	500,000	503,798
2.625%, 1/25/22	300,000	317,608
2.125%, 1/17/23	250,000	258,264
Lloyds Bank plc
2.350%, 9/5/19	200,000	202,375
2.400%, 3/17/20	200,000	203,002
6.375%, 1/21/21	100,000	117,108
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	205,624
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26	200,000	217,923
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	50,933
MUFG Union Bank N.A.
2.250%, 5/6/19	250,000	253,206
National Australia Bank Ltd./New York
2.500%, 7/12/26	250,000	245,478
PNC Bank N.A.
2.250%, 7/2/19	250,000	254,852
PNC Financial Services Group, Inc.
5.125%, 2/8/20	100,000	111,012
3.900%, 4/29/24	250,000	269,228
Royal Bank of Canada
2.200%, 7/27/18	250,000	253,338
2.500%, 1/19/21	150,000	154,133
Royal Bank of Scotland Group plc
4.800%, 4/5/26	200,000	205,160
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	120,682
Santander UK plc
3.050%, 8/23/18	100,000	102,300
2.350%, 9/10/19	250,000	252,183
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19	250,000	253,687

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.650%, 7/23/20	$250,000	$255,077
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	250,000	246,915
SunTrust Banks, Inc./Georgia
2.350%, 11/1/18	150,000	152,594
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	254,237
Toronto-Dominion Bank
1.400%, 4/30/18	250,000	250,147
2.250%, 11/5/19	150,000	152,924
U.S. Bancorp
2.200%, 4/25/19	150,000	152,962
2.950%, 7/15/22	150,000	156,626
U.S. Bank N.A./Ohio
2.125%, 10/28/19	250,000	254,995
Wells Fargo & Co.
5.625%, 12/11/17	250,000	262,324
2.150%, 1/15/19	150,000	152,096
2.600%, 7/22/20	105,000	107,211
2.550%, 12/7/20	350,000	356,891
3.500%, 3/8/22	100,000	106,025
3.450%, 2/13/23	100,000	103,246
4.125%, 8/15/23	100,000	107,230
5.900%, 6/15/24(l)(y)	1,200,000	1,243,500
3.300%, 9/9/24	250,000	262,095
3.000%, 4/22/26	200,000	201,665
Westpac Banking Corp.
1.500%, 12/1/17	150,000	150,271
2.250%, 7/30/18	250,000	253,479
2.700%, 8/19/26	250,000	249,609

		48,064,359

Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	111,276
Bank of New York Mellon Corp.
2.600%, 8/17/20	200,000	206,216
4.150%, 2/1/21	100,000	109,533
3.550%, 9/23/21	100,000	107,483
Charles Schwab Corp.
3.225%, 9/1/22	100,000	105,963
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	109,433
4.375%, 8/5/20	250,000	269,825
3.625%, 9/9/24	250,000	261,142
Deutsche Bank AG
3.375%, 5/12/21	200,000	194,425
Deutsche Bank AG/London
2.500%, 2/13/19	150,000	146,171
Goldman Sachs Group, Inc.
6.150%, 4/1/18	600,000	639,077
2.900%, 7/19/18	150,000	153,560
2.550%, 10/23/19	250,000	255,416
2.750%, 9/15/20	45,000	46,117
5.750%, 1/24/22	250,000	290,732
3.625%, 1/22/23	150,000	158,449
4.000%, 3/3/24	250,000	268,013
4.250%, 10/21/25	200,000	209,771
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	41,530
4.000%, 10/15/23	100,000	109,862
Jefferies Group LLC
5.125%, 4/13/18	100,000	104,032
8.500%, 7/15/19(x)	75,000	86,329
Moody’s Corp.
4.500%, 9/1/22	50,000	56,064
Morgan Stanley
1.875%, 1/5/18	100,000	100,382
6.625%, 4/1/18	250,000	268,504
7.300%, 5/13/19	200,000	227,529
2.375%, 7/23/19	150,000	152,675
2.800%, 6/16/20(x)	140,000	143,523
5.550%, 7/15/20(l)(y)	700,000	714,910
5.750%, 1/25/21	250,000	285,839
4.875%, 11/1/22	100,000	110,295
3.750%, 2/25/23	100,000	106,176
4.100%, 5/22/23	100,000	105,746
3.875%, 4/29/24	100,000	107,224
3.700%, 10/23/24	150,000	157,887
3.125%, 7/27/26	150,000	150,993
3.875%, 1/27/26	200,000	212,418
S&P Global, Inc.
3.300%, 8/14/20	50,000	52,574
State Street Corp.
4.375%, 3/7/21	150,000	166,835
3.300%, 12/16/24	95,000	101,256
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	261,107
UBS AG/Connecticut
2.350%, 3/26/20	250,000	254,552

		7,720,844

Consumer Finance (0.6%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.250%, 7/1/20	250,000	257,825
3.950%, 2/1/22	150,000	153,750
American Express Co.
1.550%, 5/22/18	150,000	150,367
2.650%, 12/2/22	212,000	216,742
3.625%, 12/5/24	150,000	156,054
American Honda Finance Corp.
2.450%, 9/24/20	250,000	256,813
Capital One Financial Corp.
4.750%, 7/15/21	100,000	111,044
3.500%, 6/15/23	200,000	209,560
3.750%, 7/28/26	150,000	150,595
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	152,822
2.100%, 6/9/19	250,000	254,081
Discover Financial Services
3.850%, 11/21/22	100,000	104,250
Ford Motor Credit Co. LLC
2.375%, 3/12/19	250,000	253,109
5.875%, 8/2/21	200,000	228,922
4.134%, 8/4/25	200,000	211,140
General Motors Financial Co., Inc.
2.400%, 4/10/18	75,000	75,405
3.700%, 11/24/20	165,000	171,897
4.000%, 1/15/25	250,000	253,800
HSBC Finance Corp.
6.676%, 1/15/21	250,000	287,641
John Deere Capital Corp.
2.050%, 3/10/20	100,000	101,589
OneMain Financial Holdings LLC
7.250%, 12/15/21§	2,500,000	2,629,500
Synchrony Financial
3.000%, 8/15/19	250,000	255,848
3.750%, 8/15/21	75,000	79,170
Toyota Motor Credit Corp.
2.150%, 3/12/20	180,000	183,287

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 5/17/21	$250,000	$261,030

		7,166,241

Diversified Financial Services (0.4%)
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	162,319
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	98,777
3.125%, 3/15/26	200,000	210,413
Boeing Capital Corp.
4.700%, 10/27/19	100,000	110,040
First Eagle Investment Management, LLC
4.750%, 11/30/22	1,985,000	1,977,556
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	283,000	290,173
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	475,594
Leucadia National Corp.
5.500%, 10/18/23	100,000	104,540
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/19	200,000	204,283
Shell International Finance B.V.
2.375%, 8/21/22	250,000	253,214
3.400%, 8/12/23	100,000	106,843
3.250%, 5/11/25	140,000	147,674
Stena International S.A.
5.750%, 3/1/24§	400,000	333,000
Voya Financial, Inc.
2.900%, 2/15/18	77,000	78,415

		4,552,841

Insurance (0.2%)
Allstate Corp.
3.150%, 6/15/23	100,000	105,616
American International Group, Inc.
3.375%, 8/15/20	150,000	158,480
3.300%, 3/1/21	55,000	57,687
3.900%, 4/1/26	200,000	210,956
Aon Corp.
5.000%, 9/30/20	50,000	55,321
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21(x)	100,000	110,647
Chubb INA Holdings, Inc.
3.350%, 5/15/24	250,000	266,419
CNA Financial Corp.
5.875%, 8/15/20	100,000	113,451
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	166,906
Lincoln National Corp.
8.750%, 7/1/19	100,000	117,744
4.850%, 6/24/21	50,000	55,206
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	168,143
MetLife, Inc.
4.750%, 2/8/21	100,000	111,817
3.600%, 4/10/24	250,000	264,922
Progressive Corp.
3.750%, 8/23/21	50,000	54,564
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	229,348
5.875%, 9/15/42(l)	150,000	165,000
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	109,296
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	68,414

		2,589,937

Thrifts & Mortgage Finance (0.0%)
BPCE S.A.
2.500%, 7/15/19	250,000	254,895

Total Financials		70,349,117

Health Care (3.4%)
Biotechnology (0.1%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	151,207
2.900%, 11/6/22	200,000	204,724
3.600%, 5/14/25	185,000	193,033
Amgen, Inc.
3.450%, 10/1/20	150,000	159,672
2.700%, 5/1/22	110,000	113,223
3.625%, 5/22/24	250,000	268,684
Biogen, Inc.
4.050%, 9/15/25	40,000	43,520
Celgene Corp.
2.300%, 8/15/18	100,000	101,436
3.950%, 10/15/20	100,000	107,587
3.875%, 8/15/25	250,000	267,498
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	111,584
3.250%, 9/1/22	40,000	42,558
3.700%, 4/1/24	100,000	108,554

		1,873,280

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.550%, 3/15/22	175,000	179,205
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	258,713
3.875%, 5/15/24	150,000	164,379
3.734%, 12/15/24	25,000	27,200
Boston Scientific Corp.
2.650%, 10/1/18	100,000	102,161
3.850%, 5/15/25	150,000	159,175
Covidien International Finance S.A.
6.000%, 10/15/17(x)	187,000	196,078
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC
5.750%, 8/1/22§	2,500,000	2,462,500
5.500%, 4/15/25§	1,000,000	955,000
Medtronic, Inc.
4.125%, 3/15/21	100,000	110,154
3.150%, 3/15/22	80,000	84,750
3.500%, 3/15/25	150,000	161,973
Stryker Corp.
3.375%, 5/15/24	150,000	157,332
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	206,932

		5,225,552

Health Care Providers & Services (1.6%)
Aetna, Inc.
2.750%, 11/15/22	150,000	153,283

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 11/15/24	$150,000	$158,598
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	159,194
Anthem, Inc.
2.250%, 8/15/19	225,000	227,789
3.125%, 5/15/22	150,000	155,909
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	52,467
CHS/Community Health Systems, Inc.
8.000%, 11/15/19(x)	3,300,000	3,234,000
7.125%, 7/15/20	2,500,000	2,323,750
6.875%, 2/1/22	1,800,000	1,539,000
Cigna Corp.
4.500%, 3/15/21	150,000	165,212
DaVita, Inc.
5.125%, 7/15/24	1,100,000	1,117,930
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	167,938
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,672,000
5.875%, 5/1/23	1,500,000	1,597,500
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	152,517
3.200%, 2/1/22	75,000	77,828
McKesson Corp.
3.796%, 3/15/24	100,000	108,104
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	107,935
Tenet Healthcare Corp.
8.125%, 4/1/22	3,500,000	3,500,000
UnitedHealth Group, Inc.
1.400%, 12/15/17	200,000	200,639
6.000%, 2/15/18	300,000	320,046
2.875%, 12/15/21	65,000	68,546
3.750%, 7/15/25	150,000	164,242

		19,424,427

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	106,516
Life Technologies Corp.
5.000%, 1/15/21	100,000	110,290
Thermo Fisher Scientific, Inc.
2.400%, 2/1/19	250,000	254,311
3.600%, 8/15/21	50,000	53,391
3.300%, 2/15/22	100,000	104,753

		629,261

Pharmaceuticals (1.2%)
Actavis Funding SCS
3.450%, 3/15/22	250,000	263,048
3.800%, 3/15/25	250,000	265,169
Actavis, Inc.
3.250%, 10/1/22	150,000	155,055
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	100,972
Endo Finance LLC
5.750%, 1/15/22§	1,000,000	925,000
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	197,613
2.800%, 3/18/23	100,000	104,528
Johnson & Johnson
2.450%, 12/5/21	150,000	157,369
2.050%, 3/1/23	35,000	35,520
3.375%, 12/5/23	100,000	110,452
Merck & Co., Inc.
1.300%, 5/18/18	250,000	250,872
1.850%, 2/10/20	250,000	254,964
2.350%, 2/10/22	45,000	46,181
2.400%, 9/15/22	150,000	154,335
Mylan N.V.
3.950%, 6/15/26§	100,000	100,773
Novartis Capital Corp.
3.400%, 5/6/24	100,000	109,408
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	272,348
Pfizer, Inc.
4.650%, 3/1/18	50,000	52,575
6.200%, 3/15/19	100,000	111,464
2.100%, 5/15/19	250,000	254,843
3.400%, 5/15/24	100,000	109,224
Sanofi S.A.
1.250%, 4/10/18	250,000	250,299
4.000%, 3/29/21	75,000	82,542
Shire Acquisitions Investments Ireland Designated Activity Co.
3.200%, 9/23/26	365,000	366,971
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	79,000	80,917
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 7/21/23	250,000	250,652
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23§	2,100,000	1,808,730
6.125%, 4/15/25§	1,600,000	1,378,080
Vizient, Inc.
10.375%, 3/1/24§	3,000,000	3,435,000
Vizient, Inc., Term Loan B
6.250%, 2/8/23	3,519,412	3,553,138
Zoetis, Inc.
3.250%, 2/1/23	150,000	155,016

		15,393,058

Total Health Care		42,545,578

Industrials (1.4%)
Aerospace & Defense (0.3%)
Bombardier, Inc.
7.500%, 3/15/25§	1,000,000	921,300
General Dynamics Corp.
3.875%, 7/15/21	100,000	109,511
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	162,915
3.550%, 1/15/26	150,000	162,447
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	107,194
Precision Castparts Corp.
2.500%, 1/15/23	75,000	77,224
Raytheon Co.
6.400%, 12/15/18	50,000	55,585
Textron, Inc.
4.300%, 3/1/24	100,000	108,853
TransDigm, Inc.
6.000%, 7/15/22	700,000	740,250
6.500%, 7/15/24	1,500,000	1,575,000
United Technologies Corp.
6.125%, 2/1/19	233,000	258,854
3.100%, 6/1/22	50,000	53,659

		4,332,792

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Air Freight & Logistics (0.5%)
FedEx Corp.
2.300%, 2/1/20	$85,000	$86,776
2.625%, 8/1/22	50,000	51,633
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	63,701
3.125%, 1/15/21	200,000	213,267
XPO Logistics, Inc.
6.500%, 6/15/22§	5,000,000	5,200,000

		5,615,377

Airlines (0.0%)
American Airlines, Inc.
Series 2013-2 A
4.950%, 1/15/23	159,823	174,015

Building Products (0.0%)
Johnson Controls, Inc.
1.400%, 11/2/17	250,000	250,404

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	103,871
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, 5/15/23§	1,000,000	1,087,500
Republic Services, Inc.
5.250%, 11/15/21	100,000	115,237

		1,306,608

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	157,456

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	155,080
Emerson Electric Co.
2.625%, 2/15/23	150,000	155,144

		310,224

Industrial Conglomerates (0.1%)
General Electric Co.
4.625%, 1/7/21	101,000	113,420
3.150%, 9/7/22	100,000	106,755
2.700%, 10/9/22	250,000	260,306
3.100%, 1/9/23	150,000	159,420
Honeywell International, Inc.
5.300%, 3/1/18	85,000	89,983
Koninklijke Philips N.V.
3.750%, 3/15/22	100,000	107,800
Pentair Finance S.A.
3.150%, 9/15/22	150,000	149,027
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	102,529
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	105,082

		1,194,322

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	103,667
Deere & Co.
4.375%, 10/16/19	150,000	163,325
2.600%, 6/8/22	100,000	104,017
Flowserve Corp.
4.000%, 11/15/23	100,000	104,706
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	163,916
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	250,000	255,169
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	104,902

		999,702

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	122,514
3.750%, 4/1/24	25,000	27,548
3.400%, 9/1/24	250,000	269,939
Canadian National Railway Co.
5.550%, 5/15/18	48,000	51,260
CSX Corp.
7.375%, 2/1/19	100,000	113,204
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	44,335
Ryder System, Inc.
2.500%, 5/11/20	65,000	65,694
Union Pacific Corp.
5.700%, 8/15/18	100,000	108,147
3.250%, 8/15/25	150,000	161,235

		963,876

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 4/1/21(x)	150,000	158,813
GATX Corp.
2.375%, 7/30/18	150,000	151,413
United Rentals North America, Inc.
5.750%, 11/15/24	1,500,000	1,556,250

		1,866,476

Total Industrials		17,171,252

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	273,515
3.625%, 3/4/24	150,000	165,415
Harris Corp.
2.700%, 4/27/20	150,000	152,924
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	53,950
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	257,600

		903,404

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
2.550%, 1/30/19	100,000	102,433

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	250,000	254,621
eBay, Inc.
2.200%, 8/1/19	150,000	151,644
3.250%, 10/15/20	50,000	52,286
2.600%, 7/15/22	100,000	101,049

		559,600

IT Services (0.6%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	56,221
Computer Sciences Corp.
4.450%, 9/15/22	100,000	106,251
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	104,893
5.000%, 10/15/25	200,000	228,552

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
First Data Corp.
7.000%, 12/1/23§	$5,400,000	$5,697,000
Fiserv, Inc.
4.750%, 6/15/21	100,000	111,684
International Business Machines Corp.
1.125%, 2/6/18	200,000	199,985
1.950%, 2/12/19(x)	200,000	203,039
3.375%, 8/1/23	150,000	159,830
3.450%, 2/19/26	150,000	162,234
MasterCard, Inc.
3.375%, 4/1/24	50,000	54,025
Visa, Inc.
2.200%, 12/14/20	350,000	358,681
2.800%, 12/14/22	115,000	120,860
Xerox Corp.
2.750%, 9/1/20	80,000	79,068
4.500%, 5/15/21	150,000	158,439

		7,800,762

Semiconductors & Semiconductor Equipment (0.2%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	111,150
Intel Corp.
3.300%, 10/1/21	100,000	107,210
2.700%, 12/15/22	150,000	156,057
KLA-Tencor Corp.
3.375%, 11/1/19	250,000	258,900
4.125%, 11/1/21	135,000	145,018
Lam Research Corp.
3.800%, 3/15/25	60,000	63,090
Micron Technology, Inc.
7.500%, 9/15/23§	1,500,000	1,662,300
QUALCOMM, Inc.
3.450%, 5/20/25	150,000	159,351
Texas Instruments, Inc.
1.750%, 5/1/20(x)	150,000	151,789

		2,814,865

Software (0.4%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	209,898
Autodesk, Inc.
1.950%, 12/15/17	50,000	50,408
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	2,268,750
CA, Inc.
2.875%, 8/15/18	200,000	203,791
Microsoft Corp.
1.000%, 5/1/18	200,000	199,958
4.000%, 2/8/21(x)	150,000	165,952
2.375%, 2/12/22	145,000	149,430
2.650%, 11/3/22	110,000	114,732
2.000%, 8/8/23	135,000	135,055
2.400%, 8/8/26	250,000	249,862
Oracle Corp.
5.750%, 4/15/18	250,000	267,409
2.250%, 10/8/19	250,000	256,220
2.500%, 5/15/22	150,000	153,607
2.500%, 10/15/22	200,000	204,153
2.400%, 9/15/23	150,000	150,812

		4,780,037

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.
1.000%, 5/3/18	500,000	499,329
2.150%, 2/9/22	150,000	152,779
2.850%, 2/23/23	110,000	115,657
3.450%, 5/6/24	250,000	270,099
3.200%, 5/13/25	115,000	122,142
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.420%, 6/15/21§	800,000	836,049
5.450%, 6/15/23§	1,800,000	1,920,152
6.020%, 6/15/26§	1,195,000	1,310,837
Hewlett Packard Enterprise Co.
4.900%, 10/15/25§	250,000	265,646
NetApp, Inc.
2.000%, 12/15/17	150,000	150,299
Seagate HDD Cayman
4.750%, 6/1/23	75,000	74,250
Western Digital Corp.
7.375%, 4/1/23§	1,000,000	1,100,000
10.500%, 4/1/24§	1,000,000	1,155,000
Western Digital Corp., Term Loan
4.500%, 3/16/23	3,990,000	4,032,394

		12,004,633

Total Information Technology		28,965,734

Materials (1.2%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	50,000	51,669
3.375%, 3/15/25	150,000	154,623
Albemarle Corp.
4.150%, 12/1/24	200,000	215,693
Dow Chemical Co.
8.550%, 5/15/19	150,000	175,615
3.000%, 11/15/22	150,000	155,925
E.I. du Pont de Nemours & Co.
6.000%, 7/15/18	250,000	270,471
Eastman Chemical Co.
2.700%, 1/15/20	250,000	256,465
3.600%, 8/15/22	100,000	105,965
Lubrizol Corp.
8.875%, 2/1/19	55,000	64,411
LyondellBasell Industries N.V.
6.000%, 11/15/21	200,000	235,715
Monsanto Co.
2.750%, 7/15/21	60,000	61,665
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	200,000	204,177

		1,952,394

Construction Materials (0.1%)
Cemex S.A.B. de C.V.
7.250%, 1/15/21§	1,000,000	1,071,000

Containers & Packaging (0.4%)
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.
4.625%, 5/15/23§	1,500,000	1,512,187
7.250%, 5/15/24§	2,000,000	2,125,000
International Paper Co.
4.750%, 2/15/22	124,000	138,157
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.125%, 7/15/23§	1,100,000	1,135,750
7.000%, 7/15/24§	500,000	531,250

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	$166,000	$170,980

		5,613,324

Metals & Mining (0.5%)
Barrick Gold Corp.
4.100%, 5/1/23	48,000	51,883
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	160,000	179,170
3.850%, 9/30/23(x)	250,000	272,839
First Quantum Minerals Ltd.
7.000%, 2/15/21§	1,035,000	926,325
FMG Resources (August 2006) Pty Ltd.
9.750%, 3/1/22(x)§	4,000,000	4,630,000
Goldcorp, Inc.
2.125%, 3/15/18	100,000	99,674
Newmont Mining Corp.
3.500%, 3/15/22	100,000	103,871
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	100,000	118,204
Rio Tinto Finance USA plc
3.500%, 3/22/22	97,000	103,946
Vale Overseas Ltd.
4.375%, 1/11/22(x)	150,000	147,435

		6,633,347

Total Materials		15,270,065

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
5.050%, 9/1/20	75,000	82,909
3.500%, 1/31/23	150,000	156,028
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	102,394
Boston Properties LP
5.625%, 11/15/20	70,000	80,082
3.850%, 2/1/23	100,000	107,223
Corporate Office Properties LP
5.250%, 2/15/24	150,000	163,422
Crown Castle International Corp.
4.450%, 2/15/26	250,000	274,715
ERP Operating LP
4.625%, 12/15/21	150,000	169,401
Essex Portfolio LP
3.875%, 5/1/24	250,000	266,297
HCP, Inc.
5.375%, 2/1/21	150,000	168,996
3.875%, 8/15/24	150,000	153,573
Liberty Property LP
4.125%, 6/15/22	100,000	107,053
National Retail Properties, Inc.
3.900%, 6/15/24	250,000	263,131
Prologis LP
3.350%, 2/1/21	100,000	105,810
Realty Income Corp.
3.250%, 10/15/22	150,000	155,145
Senior Housing Properties Trust
3.250%, 5/1/19	150,000	151,251
Simon Property Group LP
5.650%, 2/1/20	300,000	335,816
3.500%, 9/1/25	150,000	160,761
Ventas Realty LP/Ventas Capital Corp.
4.750%, 6/1/21	100,000	111,043
4.250%, 3/1/22	100,000	109,598
Welltower, Inc.
4.000%, 6/1/25	150,000	158,848

Total Real Estate		3,383,496

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
5.500%, 2/1/18	525,000	553,171
3.000%, 2/15/22	100,000	103,176
3.800%, 3/15/22	100,000	107,139
3.000%, 6/30/22	75,000	77,098
4.450%, 4/1/24	150,000	165,942
3.950%, 1/15/25	100,000	106,592
3.400%, 5/15/25	250,000	256,849
British Telecommunications plc
5.950%, 1/15/18	100,000	105,787
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 1/15/24(x)	1,000,000	1,057,500
Frontier Communications Corp.
10.500%, 9/15/22(x)	5,000,000	5,287,500
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23	1,000,000	692,500
Qwest Corp.
6.750%, 12/1/21	100,000	111,625
Telecom Italia S.p.A.
5.303%, 5/30/24§	2,000,000	2,039,800
Telefonica Emisiones S.A.U.
4.570%, 4/27/23	150,000	166,548
Verizon Communications, Inc.
2.550%, 6/17/19	250,000	257,351
3.000%, 11/1/21	250,000	261,627
2.450%, 11/1/22	200,000	202,850
5.150%, 9/15/23	250,000	291,043
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	2,053,750
Wind Acquisition Finance S.A.
7.375%, 4/23/21§	1,000,000	1,042,500

		14,940,348

Wireless Telecommunication Services (1.6%)
Altice Financing S.A.
6.625%, 2/15/23§	1,500,000	1,533,300
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	219,820
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	109,480
Sprint Communications, Inc.
9.000%, 11/15/18§	3,400,000	3,752,920
7.000%, 8/15/20	1,000,000	1,000,000
11.500%, 11/15/21	2,500,000	2,850,000
Sprint Corp.
7.875%, 9/15/23	4,700,000	4,700,000
T-Mobile USA, Inc.
6.633%, 4/28/21	5,000,000	5,265,000
Vodafone Group plc
5.450%, 6/10/19	200,000	219,074
2.950%, 2/19/23	150,000	153,790

		19,803,384

Total Telecommunication Services		34,743,732

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (2.1%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25	$150,000	$158,993
Commonwealth Edison Co.
3.400%, 9/1/21	100,000	107,324
2.550%, 6/15/26	150,000	151,963
Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	152,747
DTE Electric Co.
3.450%, 10/1/20	100,000	107,143
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	29,097
Duke Energy Corp.
2.100%, 6/15/18	250,000	252,925
5.050%, 9/15/19	165,000	181,245
Duke Energy Indiana LLC
3.750%, 7/15/20	100,000	107,846
Entergy Corp.
5.125%, 9/15/20	50,000	55,494
LG&E & KU Energy LLC
3.750%, 11/15/20	100,000	106,678
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	204,285
Northern States Power Co.
5.250%, 3/1/18	25,000	26,423
2.150%, 8/15/22	100,000	101,420
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19	250,000	253,423
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	106,820
3.750%, 2/15/24	100,000	109,272
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	82,336
3.950%, 3/15/24	100,000	107,865
Progress Energy, Inc.
4.400%, 1/15/21	100,000	109,057
Public Service Electric & Gas Co.
3.050%, 11/15/24	150,000	158,246
Southern California Edison Co.
3.875%, 6/1/21	50,000	54,878
Southern Co.
2.150%, 9/1/19	150,000	152,130
2.750%, 6/15/20	150,000	154,055
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	109,994
Virginia Electric & Power Co.
3.100%, 5/15/25	200,000	210,463
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	52,855
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	109,101

		3,514,078

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	80,981
Dominion Gas Holdings LLC
3.600%, 12/15/24	150,000	158,531
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,000,000	2,145,000

		2,384,512

Independent Power and Renewable Electricity Producers (1.5%)
Calpine Corp.
5.375%, 1/15/23(x)	3,000,000	2,994,300
5.750%, 1/15/25	6,000,000	5,880,000
Dynegy, Inc.
6.750%, 11/1/19	5,000,000	5,125,000
InterGen N.V.
7.000%, 6/30/23§	5,000,000	4,237,500

		18,236,800

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	70,000	74,572
2.000%, 11/15/18	60,000	60,637
3.750%, 11/15/23	250,000	272,399
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	175,000	186,579
Consumers Energy Co.
2.850%, 5/15/22	50,000	52,042
3.375%, 8/15/23	100,000	108,032
NiSource Finance Corp.
6.400%, 3/15/18	40,000	42,719
6.125%, 3/1/22	100,000	118,995
Puget Energy, Inc.
3.650%, 5/15/25	150,000	156,065
San Diego Gas & Electric Co.
3.600%, 9/1/23	150,000	164,803
Sempra Energy
3.550%, 6/15/24	250,000	262,426

		1,499,269

Total Utilities		25,634,659

Total Corporate Bonds		351,659,603

Government Securities (15.1%)
Foreign Governments (0.5%)
Export-Import Bank of Korea
4.000%, 1/14/24	250,000	280,370
Japan Bank for International Cooperation
1.750%, 5/29/19	300,000	302,409
2.750%, 1/21/26	250,000	267,031
Province of British Columbia
2.000%, 10/23/22	200,000	203,973
Province of New Brunswick
2.750%, 6/15/18	50,000	51,335
Province of Ontario
1.100%, 10/25/17	500,000	500,676
2.000%, 9/27/18	250,000	254,380
2.450%, 6/29/22	150,000	155,690
Province of Quebec
2.750%, 8/25/21	200,000	210,707
2.625%, 2/13/23	200,000	209,184
2.875%, 10/16/24	100,000	106,082
Republic of Chile
3.125%, 1/21/26	200,000	212,250
Republic of Colombia
7.375%, 3/18/19	250,000	282,813
4.000%, 2/26/24(x)	200,000	213,000
Republic of Italy
6.875%, 9/27/23	100,000	125,212
Republic of Panama
4.000%, 9/22/24	200,000	218,500
Republic of Peru
7.125%, 3/30/19	260,000	297,700
Republic of Philippines
6.500%, 1/20/20	250,000	288,240
10.625%, 3/16/25	150,000	244,367

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Poland
6.375%, 7/15/19	$150,000	$168,937
5.000%, 3/23/22	150,000	171,000
4.000%, 1/22/24	100,000	110,375
Republic of South Africa
5.500%, 3/9/20	150,000	163,312
United Mexican States
5.125%, 1/15/20	300,000	333,750
4.000%, 10/2/23	250,000	267,375

		5,638,668

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107%, 7/1/18	100,000	101,872
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/20	50,000	46,046
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010
6.650%, 3/1/22	140,000	171,942
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19	100,000	108,180

		428,040

Supranational (0.6%)
Asian Development Bank
1.750%, 9/11/18	250,000	253,698
1.875%, 4/12/19	250,000	255,069
Council of Europe Development Bank
1.625%, 3/10/20	500,000	506,457
European Bank for Reconstruction & Development
1.000%, 6/15/18	250,000	250,201
1.625%, 11/15/18	150,000	151,965
European Investment Bank
1.000%, 6/15/18	250,000	250,007
1.125%, 8/15/18	500,000	500,947
1.625%, 12/18/18	150,000	151,820
1.750%, 6/17/19	500,000	508,163
1.625%, 3/16/20	500,000	507,142
4.000%, 2/16/21	200,000	222,122
2.125%, 4/13/26	500,000	510,718
Inter-American Development Bank
1.250%, 10/15/19	250,000	250,887
3.875%, 2/14/20	150,000	163,206
3.000%, 10/4/23	250,000	272,850
International Bank for Reconstruction & Development
1.000%, 6/15/18	500,000	500,602
1.875%, 3/15/19	250,000	255,085
1.625%, 3/9/21	250,000	253,395
2.250%, 6/24/21	500,000	520,616
2.125%, 2/13/23	200,000	206,872
International Finance Corp.
0.875%, 6/15/18	250,000	249,818
1.750%, 9/16/19	250,000	254,496

		6,996,136

U.S. Government Agencies (0.8%)
Federal Farm Credit Bank
1.125%, 6/21/19	2,000,000	2,009,318
Federal Home Loan Bank
5.375%, 8/15/24	300,000	381,583
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	1,390,000	1,457,771
4.875%, 6/13/18	409,000	436,756
1.200%, 10/29/18	1,300,000	1,300,299
1.125%, 8/12/21	758,000	751,272
2.375%, 1/13/22	1,850,000	1,948,166
Federal National Mortgage Association
0.875%, 5/21/18	1,050,000	1,050,474
1.875%, 9/18/18	600,000	611,591
1.750%, 9/12/19	200,000	204,513

		10,151,743

U.S. Treasuries (13.2%)
U.S. Treasury Bonds
8.125%, 8/15/19	1,704,000	2,051,816
8.500%, 2/15/20	592,000	740,139
7.625%, 2/15/25	3,000,000	4,456,757
6.000%, 2/15/26	500,000	693,617
U.S. Treasury Notes
4.250%, 11/15/17	730,000	758,676
1.000%, 12/15/17	2,086,000	2,093,151
0.750%, 12/31/17	4,000,000	4,001,347
1.000%, 12/31/17	2,000,000	2,006,891
2.750%, 12/31/17	2,000,000	2,050,277
0.875%, 1/15/18	2,000,000	2,004,350
2.625%, 1/31/18	1,000,000	1,024,888
0.750%, 2/28/18	2,250,000	2,250,934
2.750%, 2/28/18	2,100,000	2,159,630
0.750%, 3/31/18	500,000	500,006
0.875%, 3/31/18	4,500,000	4,508,670
2.875%, 3/31/18	1,600,000	1,650,513
0.625%, 4/30/18	2,000,000	1,996,501
2.625%, 4/30/18	1,800,000	1,852,952
1.000%, 5/31/18	2,000,000	2,008,125
0.750%, 8/31/18	3,000,000	2,999,414
1.000%, 9/15/18	600,000	602,421
0.875%, 10/15/18	3,200,000	3,205,275
1.250%, 11/30/18	1,600,000	1,614,750
1.250%, 12/15/18	100,000	100,939
1.500%, 12/31/18	2,290,000	2,324,296
1.250%, 1/31/19	650,000	656,302
1.375%, 2/28/19	500,000	506,367
1.500%, 2/28/19	1,500,000	1,523,473
1.625%, 3/31/19	1,000,000	1,019,070
1.250%, 4/30/19	2,200,000	2,222,619
1.625%, 4/30/19	800,000	815,550
3.125%, 5/15/19	900,000	952,868
1.125%, 5/31/19	1,000,000	1,007,328
1.500%, 5/31/19	4,500,000	4,575,235
1.000%, 6/30/19	1,300,000	1,304,976
1.625%, 6/30/19	500,000	510,168
0.875%, 7/31/19	500,000	500,078
1.625%, 7/31/19	1,000,000	1,020,867
1.000%, 8/31/19	2,500,000	2,508,008
1.625%, 8/31/19	700,000	714,711
1.250%, 10/31/19	200,000	202,016
3.375%, 11/15/19	1,065,000	1,144,858
1.000%, 11/30/19	1,100,000	1,102,148
1.500%, 11/30/19	3,000,000	3,052,430
1.125%, 12/31/19	1,500,000	1,508,437
3.625%, 2/15/20	995,000	1,082,039
1.375%, 2/29/20	800,000	810,500
1.375%, 3/31/20	1,500,000	1,519,687

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 4/30/20	$800,000	$810,431
3.500%, 5/15/20	3,450,000	3,752,306
1.375%, 5/31/20	450,000	455,643
1.625%, 6/30/20	400,000	408,756
1.625%, 7/31/20	800,000	817,425
2.000%, 7/31/20	500,000	517,656
2.625%, 8/15/20	1,825,000	1,932,946
1.375%, 8/31/20	250,000	253,066
1.375%, 9/30/20	1,500,000	1,517,965
2.000%, 9/30/20	1,100,000	1,139,866
1.375%, 10/31/20	1,700,000	1,719,962
1.625%, 11/30/20	1,800,000	1,838,995
2.000%, 11/30/20	1,000,000	1,036,555
1.750%, 12/31/20	3,500,000	3,593,762
3.625%, 2/15/21	850,000	940,379
2.000%, 2/28/21	2,000,000	2,074,281
3.125%, 5/15/21	6,500,000	7,072,812
1.375%, 5/31/21	2,000,000	2,021,906
1.125%, 6/30/21	1,300,000	1,298,589
2.125%, 6/30/21	800,000	835,356
1.125%, 7/31/21	700,000	699,049
2.250%, 7/31/21	1,800,000	1,890,492
2.125%, 8/15/21	1,550,000	1,618,696
2.125%, 9/30/21	1,000,000	1,045,000
2.000%, 11/15/21	3,000,000	3,116,625
1.875%, 11/30/21	2,000,000	2,065,797
1.500%, 1/31/22	600,000	608,030
2.000%, 2/15/22	400,000	415,756
1.750%, 3/31/22	2,500,000	2,564,414
1.750%, 4/30/22	1,000,000	1,025,461
1.750%, 5/15/22	1,300,000	1,332,805
2.125%, 6/30/22	1,000,000	1,045,961
2.000%, 7/31/22	1,100,000	1,142,952
1.750%, 9/30/22	1,500,000	1,537,066
2.000%, 11/30/22	1,000,000	1,039,008
1.750%, 1/31/23	200,000	204,716
1.500%, 3/31/23	700,000	705,135
1.750%, 5/15/23	2,000,000	2,045,125
1.625%, 5/31/23	1,000,000	1,014,406
2.500%, 8/15/23	500,000	535,762
1.375%, 8/31/23	500,000	498,492
1.375%, 9/30/23	1,000,000	996,250
2.750%, 11/15/23	650,000	708,348
2.750%, 2/15/24	450,000	491,091
2.500%, 5/15/24	2,750,000	2,955,305
2.375%, 8/15/24	2,500,000	2,663,984
2.250%, 11/15/24	2,300,000	2,429,741
2.000%, 2/15/25	3,790,000	3,927,463
2.000%, 8/15/25	3,500,000	3,624,916
2.250%, 11/15/25	1,800,000	1,901,744
1.625%, 2/15/26	3,800,000	3,810,056
1.625%, 5/15/26	400,000	400,917
1.500%, 8/15/26	1,000,000	991,250

		165,006,540

Total Government Securities		188,221,127

Total Long-Term Debt Securities (43.7%) (Cost $527,295,450)		544,159,866

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
Motors Liquidation Co.
0.000%(b)*†	200,000	—

Total Consumer Discretionary		—

Financials (0.1%)
Capital Markets (0.1%)
Morgan Stanley
6.375%(l)(x)	16,804	468,328

Total Financials		468,328

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC
0.000%(b)*†	1,408	418,871

Total Industrials		418,871

Total Preferred Stocks (0.1%) (Cost $2,378,320)		887,199

CONVERTIBLE PREFERRED STOCKS:
Financials (0.3%)
Banks (0.3%)
Wells Fargo & Co.
7.500%(x)	2,500	3,271,500

Total Financials		3,271,500

Health Care (0.2%)
Pharmaceuticals (0.2%)
Allergan plc
5.500%	2,000	1,643,260
Teva Pharmaceutical Industries Ltd.
7.000%	2,000	1,626,618

Total Health Care		3,269,878

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC
0.000%(b)*†	31	13,175

Total Industrials		13,175

Materials (0.1%)
Metals & Mining (0.1%)
Alcoa, Inc.
5.375%	51,800	1,693,342

Total Materials		1,693,342

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc.
1.950%	45,053	1,126,776

Total Real Estate		1,126,776

Utilities (0.5%)
Electric Utilities (0.4%)
NextEra Energy, Inc.
6.371%(x)	75,000	4,428,000

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.1%)
Dominion Resources, Inc.
6.375%	37,100	$1,846,096

Total Utilities		6,274,096

Total Convertible Preferred Stocks (1.2%) (Cost $13,593,296)		15,648,767

COMMON STOCKS:
Consumer Discretionary (4.2%)
Auto Components (0.1%)
BorgWarner, Inc.	2,244	78,944
Delphi Automotive plc	3,041	216,884
Goodyear Tire & Rubber Co.	2,834	91,538
Johnson Controls International plc	10,570	491,822

		879,188

Automobiles (1.5%)
Daimler AG (Registered)	50,000	3,522,211
Ford Motor Co.	640,788	7,734,311
General Motors Co.	204,395	6,493,629
Harley-Davidson, Inc.	1,994	104,865

		17,855,016

Distributors (0.0%)
Genuine Parts Co.	1,669	167,651
LKQ Corp.*	3,415	121,096

		288,747

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,524	58,431

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	4,781	233,408
Chipotle Mexican Grill, Inc.(x)*	326	138,061
Darden Restaurants, Inc.	1,419	87,013
Marriott International, Inc., Class A	3,675	247,411
McDonald’s Corp.	9,596	1,106,995
Royal Caribbean Cruises Ltd.	1,892	141,805
Starbucks Corp.	16,533	895,097
Wyndham Worldwide Corp.	1,256	84,566
Wynn Resorts Ltd.(x)	896	87,288
Yum! Brands, Inc.	4,165	378,224

		3,399,868

Household Durables (0.1%)
D.R. Horton, Inc.	3,743	113,039
Garmin Ltd.	1,225	58,935
Harman International Industries, Inc.	768	64,858
Leggett & Platt, Inc.	1,442	65,726
Lennar Corp., Class A	2,074	87,813
Mohawk Industries, Inc.*	718	143,844
Newell Brands, Inc.	5,421	285,470
PulteGroup, Inc.	3,486	69,859
Whirlpool Corp.	841	136,376

		1,025,920

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.*	4,424	3,704,260
Expedia, Inc.	1,374	160,373
Netflix, Inc.*	4,816	474,617
Priceline Group, Inc.*	557	819,620
TripAdvisor, Inc.(x)*	1,295	81,818

		5,240,688

Leisure Products (0.0%)
Hasbro, Inc.	1,247	98,925
Mattel, Inc.	3,962	119,969

		218,894

Media (0.5%)
CBS Corp. (Non-Voting), Class B	4,518	247,315
Charter Communications, Inc., Class A*	2,447	660,617
Comcast Corp., Class A	26,990	1,790,517
Discovery Communications, Inc., Class A(x)*	4,295	114,046
Interpublic Group of Cos., Inc.	4,442	99,279
News Corp., Class A	5,584	78,356
Omnicom Group, Inc.	2,674	227,290
Scripps Networks Interactive, Inc., Class A	1,080	68,569
TEGNA, Inc.	2,497	54,584
Time Warner, Inc.	8,735	695,393
Twenty-First Century Fox, Inc., Class A	17,439	425,220
Viacom, Inc., Class B	3,915	149,161
Walt Disney Co.	16,617	1,543,055

		6,153,402

Multiline Retail (0.8%)
Dollar General Corp.	2,914	203,951
Dollar Tree, Inc.*	2,698	212,953
Kohl’s Corp.	1,933	84,569
Macy’s, Inc.	3,463	128,304
Nordstrom, Inc.(x)	21,272	1,103,591
Target Corp.	135,365	9,296,868

		11,030,236

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	829	123,621
AutoNation, Inc.*	679	33,074
AutoZone, Inc.*	324	248,942
Bed Bath & Beyond, Inc.	1,747	75,313
Best Buy Co., Inc.	3,116	118,969
CarMax, Inc.*	2,161	115,289
Foot Locker, Inc.	1,585	107,336
Gap, Inc.(x)	2,463	54,777
Home Depot, Inc.	13,888	1,787,108
L Brands, Inc.	2,701	191,150
Lowe’s Cos., Inc.	9,834	710,113
O’Reilly Automotive, Inc.*	1,062	297,477
Ross Stores, Inc.	4,418	284,077
Signet Jewelers Ltd.	870	64,841
Staples, Inc.	7,378	63,082
Tiffany & Co.(x)	1,227	89,117
TJX Cos., Inc.	7,339	548,811
Tractor Supply Co.	1,488	100,217
Ulta Salon Cosmetics & Fragrance, Inc.*	659	156,829
Urban Outfitters, Inc.*	960	33,139

		5,203,282

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,246	118,674
Hanesbrands, Inc.	4,199	106,025
Michael Kors Holdings Ltd.*	1,855	86,795
NIKE, Inc., Class B	15,167	798,543
PVH Corp.	908	100,334
Ralph Lauren Corp.	620	62,707
Under Armour, Inc., Class A(x)*	4,198	152,112
VF Corp.	3,731	209,122

		1,634,312

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Total Consumer Discretionary		$52,987,984

Consumer Staples (2.8%)
Beverages (1.5%)
Anheuser-Busch InBev S.A./N.V. (ADR)	20,000	2,628,200
Brown-Forman Corp., Class B	2,051	97,299
Coca-Cola Co.	113,752	4,813,985
Constellation Brands, Inc., Class A	1,986	330,649
Dr. Pepper Snapple Group, Inc.	2,091	190,929
Molson Coors Brewing Co., Class B	2,052	225,310
Monster Beverage Corp.*	1,520	223,151
PepsiCo, Inc.	89,180	9,700,109

		18,209,632

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	4,950	754,925
CVS Health Corp.	11,978	1,065,922
Kroger Co.	10,704	317,695
Sysco Corp.	5,733	280,974
Walgreens Boots Alliance, Inc.	9,613	775,000
Wal-Mart Stores, Inc.	17,035	1,228,564
Whole Foods Market, Inc.(x)	3,567	101,124

		4,524,204

Food Products (0.3%)
Archer-Daniels-Midland Co.	6,556	276,467
Campbell Soup Co.	2,185	119,519
ConAgra Foods, Inc.	4,687	220,805
General Mills, Inc.	6,772	432,595
Hershey Co.	1,563	149,423
Hormel Foods Corp.	2,986	113,259
J.M. Smucker Co.	1,304	176,744
Kellogg Co.	2,814	218,001
Kraft Heinz Co.	6,679	597,837
McCormick & Co., Inc. (Non-Voting)	1,306	130,495
Mead Johnson Nutrition Co.	2,081	164,420
Mondelez International, Inc., Class A	17,537	769,874
Tyson Foods, Inc., Class A	3,368	251,489

		3,620,928

Household Products (0.3%)
Church & Dwight Co., Inc.	2,896	138,776
Clorox Co.	1,445	180,885
Colgate-Palmolive Co.	10,014	742,438
Kimberly-Clark Corp.	4,028	508,092
Procter & Gamble Co.	30,018	2,694,116

		4,264,307

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	2,477	219,363

Tobacco (0.3%)
Altria Group, Inc.	22,027	1,392,767
Philip Morris International, Inc.	17,450	1,696,489
Reynolds American, Inc.	9,369	441,749

		3,531,005

Total Consumer Staples		34,369,439

Energy (5.0%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.	4,757	240,086
FMC Technologies, Inc.*	2,494	73,997
Halliburton Co.	9,661	433,585
Helmerich & Payne, Inc.(x)	1,236	83,183
National Oilwell Varco, Inc.	4,262	156,586
Schlumberger Ltd.	15,643	1,230,165
Transocean Ltd.(x)*	3,918	41,766

		2,259,368

Oil, Gas & Consumable Fuels (4.8%)
Anadarko Petroleum Corp.	51,134	3,239,850
Apache Corp.	4,330	276,557
BP plc (ADR)	200,000	7,032,000
Cabot Oil & Gas Corp.	5,200	134,160
Chesapeake Energy Corp.(x)*	7,616	47,752
Chevron Corp.	136,221	14,019,865
Cimarex Energy Co.	1,100	147,807
Concho Resources, Inc.*	1,598	219,485
ConocoPhillips	13,876	603,190
Devon Energy Corp.	5,846	257,867
EOG Resources, Inc.	6,180	597,668
EQT Corp.	1,927	139,939
Exxon Mobil Corp.	46,642	4,070,914
Hess Corp.	3,085	165,418
Kinder Morgan, Inc.	21,591	499,400
Marathon Oil Corp.	9,603	151,823
Marathon Petroleum Corp.	5,906	239,725
Murphy Oil Corp.	1,862	56,605
Newfield Exploration Co.*	2,188	95,090
Noble Energy, Inc.	4,786	171,052
Occidental Petroleum Corp.	50,572	3,687,710
ONEOK, Inc.	2,452	126,008
Phillips 66	4,997	402,508
Pioneer Natural Resources Co.	1,907	354,035
Range Resources Corp.	2,113	81,879
Royal Dutch Shell plc (ADR), Class A	322,300	16,137,561
Southwestern Energy Co.*	5,549	76,798
Spectra Energy Corp.	7,882	336,956
Tesoro Corp.	1,325	105,417
Total S.A. (ADR)	140,000	6,678,000
Valero Energy Corp.	5,137	272,261
Williams Cos., Inc.	7,658	235,330

		60,660,630

Total Energy		62,919,998

Financials (3.8%)
Banks (2.1%)
Bank of America Corp.	114,764	1,796,057
BB&T Corp.	9,206	347,250
Citigroup, Inc.	32,648	1,541,965
Citizens Financial Group, Inc.	5,795	143,194
Comerica, Inc.	2,014	95,303
Fifth Third Bancorp	8,433	172,539
Huntington Bancshares, Inc./Ohio	12,155	119,848
JPMorgan Chase & Co.	121,606	8,097,744
KeyCorp	12,129	147,610
M&T Bank Corp.	1,776	206,194
People’s United Financial, Inc.	3,554	56,224
PNC Financial Services Group, Inc.‡	5,523	497,567
Regions Financial Corp.	13,724	135,456
SunTrust Banks, Inc./Georgia	5,629	246,550
U.S. Bancorp	123,079	5,278,858
Wells Fargo & Co.	173,942	7,702,152
Zions Bancorp	2,341	72,618

		26,657,129

Capital Markets (0.5%)
Affiliated Managers Group, Inc.*	609	88,122

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ameriprise Financial, Inc.	1,812	$180,783
Bank of New York Mellon Corp.	12,005	478,759
BlackRock, Inc.‡	1,373	497,658
Charles Schwab Corp.	13,613	429,762
CME Group, Inc./Illinois	3,835	400,834
E*TRADE Financial Corp.*	3,073	89,486
Franklin Resources, Inc.	3,951	140,537
Goldman Sachs Group, Inc.	4,240	683,785
Intercontinental Exchange, Inc.	1,350	363,636
Invesco Ltd.	4,505	140,871
Legg Mason, Inc.	956	32,007
Moody’s Corp.	1,890	204,649
Morgan Stanley	52,557	1,684,978
Nasdaq, Inc.	1,263	85,303
Northern Trust Corp.	2,402	163,312
S&P Global, Inc.	2,961	374,744
State Street Corp.	4,120	286,876
T. Rowe Price Group, Inc.	2,768	184,072

		6,510,174

Consumer Finance (0.1%)
American Express Co.	8,727	558,877
Capital One Financial Corp.	5,638	404,978
Discover Financial Services	4,515	255,323
Navient Corp.	3,347	48,431
Synchrony Financial	8,910	249,480

		1,517,089

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	21,346	3,083,857
Leucadia National Corp.	3,540	67,401

		3,151,258

Insurance (0.8%)
Aflac, Inc.	4,634	333,046
Allstate Corp.	4,130	285,713
American International Group, Inc.	11,436	678,612
Aon plc	2,974	334,545
Arthur J. Gallagher & Co.	1,975	100,468
Assurant, Inc.	690	63,652
Chubb Ltd.	5,254	660,165
Cincinnati Financial Corp.	1,724	130,024
Hartford Financial Services Group, Inc.	4,278	183,184
Lincoln National Corp.	2,573	120,880
Loews Corp.	3,118	128,306
Marsh & McLennan Cos., Inc.	5,816	391,126
MetLife, Inc.	115,077	5,112,871
Principal Financial Group, Inc.	2,992	154,118
Progressive Corp.	6,521	205,411
Prudential Financial, Inc.	4,898	399,922
Torchmark Corp.	1,222	78,074
Travelers Cos., Inc.	3,237	370,798
Unum Group	2,635	93,042
Willis Towers Watson plc	1,458	193,579
XL Group Ltd.	3,001	100,924

		10,118,460

Total Financials		47,954,110

Health Care (5.6%)
Biotechnology (0.5%)
AbbVie, Inc.	18,312	1,154,938
Alexion Pharmaceuticals, Inc.*	2,514	308,065
Amgen, Inc.	8,418	1,404,207
Biogen, Inc.*	2,477	775,375
Celgene Corp.*	8,740	913,592
Gilead Sciences, Inc.	14,830	1,173,350
Regeneron Pharmaceuticals, Inc.*	849	341,315
Vertex Pharmaceuticals, Inc.*	2,790	243,316

		6,314,158

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	16,592	701,676
Baxter International, Inc.	5,506	262,086
Becton Dickinson and Co.	2,387	429,015
Boston Scientific Corp.*	15,211	362,022
C.R. Bard, Inc.	821	184,134
Cooper Cos., Inc.	548	98,234
Danaher Corp.	6,834	535,717
Dentsply Sirona, Inc.	2,614	155,350
Edwards Lifesciences Corp.*	2,414	291,032
Hologic, Inc.*	3,119	121,111
Intuitive Surgical, Inc.*	437	316,751
Medtronic plc	15,539	1,342,570
St. Jude Medical, Inc.	3,245	258,821
Stryker Corp.	3,472	404,175
Varian Medical Systems, Inc.*	1,057	105,203
Zimmer Biomet Holdings, Inc.	2,283	296,836

		5,864,733

Health Care Providers & Services (0.5%)
Aetna, Inc.	3,901	450,370
AmerisourceBergen Corp.	1,994	161,075
Anthem, Inc.	2,950	369,664
Cardinal Health, Inc.	3,583	278,399
Centene Corp.*	1,923	128,764
Cigna Corp.	2,883	375,712
DaVita, Inc.*	1,909	126,128
Express Scripts Holding Co.*	7,109	501,398
HCA Holdings, Inc.*	3,282	248,218
Henry Schein, Inc.*	915	149,127
Humana, Inc.	1,675	296,291
Laboratory Corp. of America Holdings*	1,135	156,040
McKesson Corp.	2,559	426,713
Patterson Cos., Inc.(x)	921	42,311
Quest Diagnostics, Inc.	1,563	132,277
UnitedHealth Group, Inc.	10,713	1,499,820
Universal Health Services, Inc., Class B	1,003	123,590

		5,465,897

Health Care Technology (0.0%)
Cerner Corp.*	3,377	208,530

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,648	171,785
Illumina, Inc.*	1,641	298,104
Mettler-Toledo International, Inc.*	300	125,949
PerkinElmer, Inc.	1,248	70,025
Thermo Fisher Scientific, Inc.	4,422	703,363
Waters Corp.*	898	142,324

		1,511,550

Pharmaceuticals (4.0%)
Allergan plc*	4,458	1,026,722
AstraZeneca plc	114,000	7,384,937
Bristol-Myers Squibb Co.	18,812	1,014,343
Eli Lilly & Co.	103,541	8,310,201
Endo International plc*	2,083	41,972
Johnson & Johnson	30,749	3,632,379
Mallinckrodt plc*	1,217	84,922
Merck & Co., Inc.	31,134	1,943,073
Mylan N.V.*	5,172	197,157

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Perrigo Co. plc	1,600	$147,728
Pfizer, Inc.	393,191	13,317,379
Roche Holding AG	25,000	6,193,402
Sanofi (ADR)	163,500	6,244,065
Zoetis, Inc.	5,563	289,332

		49,827,612

Total Health Care		69,192,480

Industrials (4.4%)
Aerospace & Defense (0.9%)
Boeing Co.	6,524	859,472
General Dynamics Corp.	3,220	499,615
L-3 Communications Holdings, Inc.	869	130,984
Lockheed Martin Corp.	2,840	680,805
Northrop Grumman Corp.	1,990	425,760
Raytheon Co.	3,291	448,004
Rockwell Collins, Inc.	1,445	121,871
Textron, Inc.	3,007	119,528
TransDigm Group, Inc.*	563	162,775
United Technologies Corp.	78,778	8,003,845

		11,452,659

Air Freight & Logistics (0.1%)
C.H. Robinson Worldwide, Inc.	1,598	112,595
CEVA Holdings LLC(b)*†	1,065	316,796
Expeditors International of Washington, Inc.	1,961	101,031
FedEx Corp.	2,746	479,671
United Parcel Service, Inc., Class B	7,798	852,789

		1,862,882

Airlines (0.1%)
Alaska Air Group, Inc.	1,392	91,677
American Airlines Group, Inc.	5,936	217,317
Delta Air Lines, Inc.	8,416	331,254
Southwest Airlines Co.	6,953	270,402
United Continental Holdings, Inc.*	3,299	173,098

		1,083,748

Building Products (0.0%)
Allegion plc	1,099	75,732
Fortune Brands Home & Security, Inc.	1,718	99,816
Masco Corp.	3,727	127,873

		303,421

Commercial Services & Supplies (0.4%)
Cintas Corp.	957	107,758
Pitney Bowes, Inc.	2,031	36,883
Republic Services, Inc.	82,630	4,168,684
Stericycle, Inc.*	937	75,091
Waste Management, Inc.	4,526	288,578

		4,676,994

Construction & Engineering (0.0%)
Fluor Corp.	1,582	81,188
Jacobs Engineering Group, Inc.*	1,349	69,771
Quanta Services, Inc.*	1,684	47,135

		198,094

Electrical Equipment (0.1%)
Acuity Brands, Inc.	488	129,125
AMETEK, Inc.	2,629	125,614
Eaton Corp. plc	5,121	336,501
Emerson Electric Co.	7,299	397,868
Rockwell Automation, Inc.	1,467	179,473

		1,168,581

Industrial Conglomerates (1.5%)
3M Co.	6,798	1,198,011
General Electric Co.	571,788	16,936,361
Honeywell International, Inc.	8,543	996,028
Roper Technologies, Inc.	1,163	212,213

		19,342,613

Machinery (0.7%)
Caterpillar, Inc.	6,547	581,177
Cummins, Inc.	1,722	220,674
Deere & Co.	63,252	5,398,558
Dover Corp.	1,752	129,017
Flowserve Corp.	1,461	70,479
Fortive Corp.	3,360	171,024
Illinois Tool Works, Inc.	3,565	427,230
Ingersoll-Rand plc	2,964	201,374
PACCAR, Inc.	3,921	230,477
Parker-Hannifin Corp.	1,508	189,299
Pentair plc	1,874	120,386
Snap-on, Inc.	643	97,710
Stanley Black & Decker, Inc.	1,700	209,066
Xylem, Inc.	2,016	105,739

		8,152,210

Professional Services (0.1%)
Dun & Bradstreet Corp.	414	56,561
Equifax, Inc.	1,342	180,606
Nielsen Holdings plc	3,778	202,387
Robert Half International, Inc.	1,501	56,828
Verisk Analytics, Inc.*	1,745	141,834

		638,216

Road & Rail (0.5%)
CSX Corp.	10,531	321,196
J.B. Hunt Transport Services, Inc.	981	79,598
Kansas City Southern	1,198	111,797
Norfolk Southern Corp.	3,259	316,319
Ryder System, Inc.	612	40,361
Union Pacific Corp.	49,365	4,814,569

		5,683,840

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,200	133,696
United Rentals, Inc.*	974	76,449
W.W. Grainger, Inc.(x)	634	142,549

		352,694

Total Industrials		54,915,952

Information Technology (6.0%)
Communications Equipment (0.2%)
Cisco Systems, Inc.	56,549	1,793,734
F5 Networks, Inc.*	752	93,729
Harris Corp.	1,378	126,239
Juniper Networks, Inc.	4,304	103,554
Motorola Solutions, Inc.	1,875	143,025

		2,260,281

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	3,438	223,195
Corning, Inc.	11,657	275,688
FLIR Systems, Inc.	1,608	50,524
TE Connectivity Ltd.	4,016	258,550

		807,957

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	1,931	102,324
Alphabet, Inc., Class C*	6,637	5,247,616
eBay, Inc.*	11,858	390,128
Facebook, Inc., Class A*	26,106	3,348,617

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.(x)*	1,056	$82,621
Yahoo!, Inc.*	9,817	423,113

		9,594,419

IT Services (0.6%)
Accenture plc, Class A	7,033	859,222
Alliance Data Systems Corp.*	657	140,946
Automatic Data Processing, Inc.	5,177	456,611
Cognizant Technology Solutions Corp., Class A*	6,797	324,285
CSRA, Inc.	1,586	42,663
Fidelity National Information Services, Inc.	3,684	283,779
Fiserv, Inc.*	2,488	247,481
Global Payments, Inc.	1,719	131,951
International Business Machines Corp.	9,779	1,553,394
MasterCard, Inc.	10,786	1,097,691
Paychex, Inc.	3,678	212,846
PayPal Holdings, Inc.*	12,614	516,796
Teradata Corp.*	1,419	43,989
Total System Services, Inc.	1,871	88,218
Visa, Inc., Class A	21,212	1,754,232
Western Union Co.	5,560	115,759
Xerox Corp.	9,569	96,934

		7,966,797

Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.	58,460	3,767,747
Applied Materials, Inc.	12,211	368,162
Broadcom Ltd.	4,446	767,024
First Solar, Inc.(x)*	868	34,277
Intel Corp.	253,168	9,557,092
KLA-Tencor Corp.	1,813	126,384
Lam Research Corp.	1,789	169,436
Linear Technology Corp.	2,692	159,609
Microchip Technology, Inc.	2,477	153,921
Micron Technology, Inc.*	11,531	205,021
NVIDIA Corp.	6,015	412,148
Qorvo, Inc.*	1,431	79,764
QUALCOMM, Inc.	69,567	4,765,339
Skyworks Solutions, Inc.	2,049	156,011
Texas Instruments, Inc.	11,276	791,350
Xilinx, Inc.	2,837	154,162

		21,667,447

Software (1.7%)
Activision Blizzard, Inc.	7,667	339,648
Adobe Systems, Inc.*	5,610	608,909
Autodesk, Inc.*	2,195	158,764
CA, Inc.	3,549	117,401
Citrix Systems, Inc.*	1,743	148,538
Electronic Arts, Inc.*	3,387	289,250
Intuit, Inc.	2,756	303,188
Microsoft Corp.	283,636	16,337,434
Oracle Corp.	33,829	1,328,803
Red Hat, Inc.*	2,022	163,438
salesforce.com, Inc.*	7,238	516,287
Symantec Corp.	7,058	177,156

		20,488,816

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	90,594	10,241,652
Hewlett Packard Enterprise Co.	18,642	424,106
HP, Inc.	19,267	299,217
NetApp, Inc.	3,104	111,185
Seagate Technology plc	3,464	133,537
Western Digital Corp.	3,250	190,027

		11,399,724

Total Information Technology		74,185,441

Materials (2.9%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	2,435	366,078
Albemarle Corp.	1,258	107,547
BASF SE	82,000	7,012,448
CF Industries Holdings, Inc.	2,672	65,063
Dow Chemical Co.	259,498	13,449,781
E.I. du Pont de Nemours & Co.	9,880	661,664
Eastman Chemical Co.	1,674	113,296
Ecolab, Inc.	2,920	355,422
FMC Corp.	1,532	74,057
International Flavors & Fragrances, Inc.	902	128,959
LyondellBasell Industries N.V., Class A	3,813	307,557
Monsanto Co.	4,939	504,766
Mosaic Co.	96,081	2,350,141
PPG Industries, Inc.	2,977	307,703
Praxair, Inc.	3,211	387,985
Sherwin-Williams Co.	902	249,547

		26,442,014

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	705	126,273
Vulcan Materials Co.	1,503	170,936

		297,209

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,014	78,879
Ball Corp.	1,949	159,721
International Paper Co.	4,588	220,132
Owens-Illinois, Inc.*	1,844	33,911
Sealed Air Corp.	2,181	99,934
WestRock Co.	2,796	135,550

		728,127

Metals & Mining (0.7%)
Alcoa, Inc.	14,803	150,102
Freeport-McMoRan, Inc.	13,358	145,068
Newmont Mining Corp.	5,976	234,797
Nucor Corp.	3,538	174,954
Rio Tinto plc (ADR)(x)	222,000	7,414,800

		8,119,721

Total Materials		35,587,071

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	4,767	540,244
Apartment Investment & Management Co. (REIT), Class A	1,792	82,271
AvalonBay Communities, Inc. (REIT)	1,566	278,498
Boston Properties, Inc. (REIT)	1,714	233,601
Crown Castle International Corp. (REIT)	3,788	356,868
Digital Realty Trust, Inc. (REIT)	1,637	158,985
Equinix, Inc. (REIT)	799	287,840
Equity Residential (REIT)	4,075	262,145
Essex Property Trust, Inc. (REIT)	727	161,903
Extra Space Storage, Inc. (REIT)	1,396	110,856
Federal Realty Investment Trust (REIT)	805	123,914
General Growth Properties, Inc. (REIT)	6,493	179,207

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
HCP, Inc. (REIT)	5,363	$203,526
Host Hotels & Resorts, Inc. (REIT)	8,227	128,094
Iron Mountain, Inc. (REIT)	2,863	107,448
Kimco Realty Corp. (REIT)	4,710	136,355
Macerich Co. (REIT)	1,336	108,042
Prologis, Inc. (REIT)	5,978	320,062
Public Storage (REIT)	1,676	373,983
Realty Income Corp. (REIT)	2,900	194,097
Simon Property Group, Inc. (REIT)	3,534	731,573
SL Green Realty Corp. (REIT)	1,142	123,450
UDR, Inc. (REIT)	2,981	107,286
Ventas, Inc. (REIT)	3,949	278,918
Vornado Realty Trust (REIT)	1,905	192,805
Welltower, Inc. (REIT)	4,016	300,276
Weyerhaeuser Co. (REIT)	8,396	268,168

		6,350,415

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,323	92,977

Total Real Estate		6,443,392

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	69,166	2,808,831
BCE, Inc.	50,000	2,309,158
CenturyLink, Inc.	6,069	166,473
Frontier Communications Corp.	13,393	55,715
Level 3 Communications, Inc.*	3,354	155,559
Telstra Corp., Ltd.	800,000	3,177,319
Verizon Communications, Inc.	158,831	8,256,035

		16,929,090

Total Telecommunication Services		16,929,090

Utilities (2.8%)
Electric Utilities (1.7%)
Alliant Energy Corp.	2,545	97,499
American Electric Power Co., Inc.	5,578	358,164
Duke Energy Corp.	68,719	5,500,269
Edison International	3,636	262,701
Entergy Corp.	2,062	158,217
Eversource Energy	3,540	191,797
Exelon Corp.	10,453	347,980
FirstEnergy Corp.	4,728	156,402
NextEra Energy, Inc.	5,251	642,302
PG&E Corp.	108,865	6,659,272
Pinnacle West Capital Corp.	1,271	96,583
PPL Corp.	7,615	263,251
Southern Co.	71,004	3,642,505
Xcel Energy, Inc.	65,664	2,701,417

		21,078,359

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	7,287	93,638
NRG Energy, Inc.	3,591	40,255

		133,893

Multi-Utilities (1.1%)
Ameren Corp.	2,733	134,409
CenterPoint Energy, Inc.	4,933	114,594
CMS Energy Corp.	3,135	131,701
Consolidated Edison, Inc.	3,409	256,698
Dominion Resources, Inc.	92,037	6,835,588
DTE Energy Co.	2,058	192,773
NiSource, Inc.	3,644	87,857
Public Service Enterprise Group, Inc.	45,651	1,911,407
SCANA Corp.	1,549	112,101
Sempra Energy	35,809	3,838,367
WEC Energy Group, Inc.	3,523	210,957

		13,826,452

Water Utilities (0.0%)
American Water Works Co., Inc.	1,983	148,408

Total Utilities		35,187,112

Total Common Stocks (39.4%) (Cost $342,187,649)		490,672,069

SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	15,678,012	15,678,012

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.4%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,200,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $2,244,001.(xx)	$2,200,000	$2,200,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $4,100,239, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $4,182,000.(xx)	4,100,000	4,100,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,000,083, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $2,040,001.(xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,959,191, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $5,058,193.(xx)	4,959,005	4,959,005
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $3,000,118, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $3,060,032.(xx)	3,000,000	3,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $5,100,213.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $2,000,058, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $2,040,000.(xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,205,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,229,100.(xx)	1,205,000	1,205,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $5,000,192, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $5,100,103.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		29,464,005

Total Short-Term Investments (3.6%) (Cost $45,142,017)		45,142,017

Total Investments (88.0%) (Cost $930,596,732)		1,096,509,918
Other Assets Less Liabilities (12.0%)		148,927,393

Net Assets (100%)		$1,245,437,311

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

†	Securities (totaling $748,842 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $100,312,049 or 8.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $28,819,072. This was secured by collateral of $29,464,005 which was received as cash and subsequently invested in short-term investments currently valued at $29,464,005, as reported in the Portfolio of Investments.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2016.

Glossary:

ADR — American Depositary Receipt

AGM — Insured by Assured Guaranty Municipal Corp.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$493,754	$—	$—	$497,658	$—	$—
PNC Financial Services Group, Inc.	554,895	—	—	497,567	—	—

	$1,048,649	$—	$—	$995,225	$—	$—

See Notes to Portfolio of Investments.

21

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,001	December-16	$109,007,416	$108,128,020	$(879,396)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$49,465,773	$3,522,211	$—		$52,987,984
Consumer Staples	34,369,439	—	—		34,369,439
Energy	62,919,998	—	—		62,919,998
Financials	47,954,110	—	—		47,954,110
Health Care	55,614,141	13,578,339	—		69,192,480
Industrials	54,599,156	—	316,796		54,915,952
Information Technology	74,185,441	—	—		74,185,441
Materials	28,574,623	7,012,448	—		35,587,071
Real Estate	6,443,392	—	—		6,443,392
Telecommunication Services	13,751,771	3,177,319	—		16,929,090
Utilities	35,187,112	—	—		35,187,112
Convertible Bonds
Energy	—	4,279,136	—		4,279,136
Convertible Preferred Stocks
Financials	3,271,500	—	—		3,271,500
Health Care	3,269,878	—	—		3,269,878
Industrials	—	—	13,175		13,175
Materials	1,693,342	—	—		1,693,342
Real Estate	1,126,776	—	—		1,126,776
Utilities	6,274,096	—	—		6,274,096
Corporate Bonds
Consumer Discretionary	—	58,883,528	—		58,883,528
Consumer Staples	—	10,140,787	—		10,140,787
Energy	—	44,571,655	—		44,571,655
Financials	—	70,349,117	—		70,349,117
Health Care	—	42,545,578	—		42,545,578
Industrials	—	17,171,252	—		17,171,252
Information Technology	—	28,965,734	—		28,965,734
Materials	—	15,270,065	—		15,270,065
Real Estate	—	3,383,496	—		3,383,496
Telecommunication Services	—	34,743,732	—		34,743,732
Utilities	—	25,634,659	—		25,634,659
Government Securities
Foreign Governments	—	5,638,668	—		5,638,668
Municipal Bonds	—	428,040	—		428,040
Supranational	—	6,996,136	—		6,996,136
U.S. Government Agencies	—	10,151,743	—		10,151,743
U.S. Treasuries	—	165,006,540	—		165,006,540
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	468,328	—	—		468,328
Industrials	—	—	418,871		418,871

See Notes to Portfolio of Investments.

22

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$15,678,012	$—	$—	$15,678,012
Repurchase Agreements	—	29,464,005	—	29,464,005

Total Assets	$494,846,888	$600,914,188	$748,842	$1,096,509,918

Liabilities:
Futures	$(879,396)	$—	$—	$(879,396)

Total Liabilities	$(879,396)	$—	$—	$(879,396)

Total	$493,967,492	$600,914,188	$748,842	$1,095,630,522

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,784,819
Aggregate gross unrealized depreciation	(26,557,627)

Net unrealized appreciation	$165,227,192

Federal income tax cost of investments	$931,282,726

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (1.5%)
American Axle & Manufacturing Holdings, Inc.*	4,807	$82,777
Cooper Tire & Rubber Co.	3,399	129,230
Cooper-Standard Holding, Inc.*	949	93,761
Dana, Inc.	9,415	146,780
Dorman Products, Inc.*	1,689	107,927
Drew Industries, Inc.	23,695	2,322,584
Federal-Mogul Holdings Corp.*	1,842	17,702
Fox Factory Holding Corp.*	1,414	32,480
Gentex Corp.	46,900	823,564
Gentherm, Inc.*	2,286	71,826
Horizon Global Corp.*	1,283	25,570
Metaldyne Performance Group, Inc.	949	15,042
Modine Manufacturing Co.*	3,064	36,339
Motorcar Parts of America, Inc.*	1,166	33,557
Spartan Motors, Inc.	2,032	19,467
Standard Motor Products, Inc.	1,365	65,192
Stoneridge, Inc.*	1,780	32,752
Strattec Security Corp.	218	7,695
Superior Industries International, Inc.	1,594	46,481
Tenneco, Inc.*	3,561	207,499
Tower International, Inc.	1,295	31,210
Unique Fabricating, Inc.(x)	389	4,761
Workhorse Group, Inc.(x)*	706	5,111

		4,359,307

Automobiles (0.8%)
Thor Industries, Inc.	21,000	1,778,700
Winnebago Industries, Inc.	16,875	397,744

		2,176,444

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,880	103,104
Weyco Group, Inc.	441	11,850

		114,954

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	959	18,998
Apollo Education Group, Inc.*	5,454	43,359
Ascent Capital Group, Inc., Class A*	660	15,292
Bridgepoint Education, Inc.*	1,162	7,983
Bright Horizons Family Solutions, Inc.*	2,810	187,961
Cambium Learning Group, Inc.*	911	4,947
Capella Education Co.	725	42,079
Career Education Corp.*	4,019	27,289
Carriage Services, Inc.	946	22,373
Chegg, Inc.(x)*	4,945	35,060
Collectors Universe, Inc.	507	9,395
DeVry Education Group, Inc.(x)	4,021	92,724
Grand Canyon Education, Inc.*	2,727	110,144
Houghton Mifflin Harcourt Co.*	7,913	106,113
K12, Inc.*	2,171	31,154
Liberty Tax, Inc.	392	5,010
LifeLock, Inc.(x)*	5,433	91,926
Regis Corp.*	2,342	29,392
Sotheby’s, Inc.(x)	3,088	117,406
Strayer Education, Inc.*	715	33,376
Weight Watchers International, Inc.(x)*	1,787	18,442

		1,050,423

Hotels, Restaurants & Leisure (1.6%)
Belmond Ltd., Class A*	5,394	68,558
Biglari Holdings, Inc.*	67	29,213
BJ’s Restaurants, Inc.*	1,490	52,970
Bloomin’ Brands, Inc.	7,279	125,490
Bob Evans Farms, Inc.	1,262	48,335
Bojangles’, Inc.*	591	9,432
Boyd Gaming Corp.*	5,291	104,656
Brinker International, Inc.(x)	22,600	1,139,717
Buffalo Wild Wings, Inc.*	1,211	170,435
Caesars Acquisition Co., Class A*	2,967	36,850
Caesars Entertainment Corp.(x)*	3,618	26,954
Carrols Restaurant Group, Inc.*	2,289	30,238
Century Casinos, Inc.*	1,315	9,087
Cheesecake Factory, Inc.	2,849	142,621
Churchill Downs, Inc.	865	126,593
Chuy’s Holdings, Inc.*	1,067	29,812
ClubCorp Holdings, Inc.	4,095	59,255
Cracker Barrel Old Country Store, Inc.(x)	1,181	156,151
Dave & Buster’s Entertainment, Inc.*	2,426	95,051
Del Frisco’s Restaurant Group, Inc.*	1,485	20,003
Del Taco Restaurants, Inc.*	1,435	17,105
Denny’s Corp.*	4,975	53,183
DineEquity, Inc.	1,130	89,485
El Pollo Loco Holdings, Inc.(x)*	1,270	15,989
Eldorado Resorts, Inc.*	1,814	25,505
Empire Resorts, Inc.(x)*	191	3,866
Fiesta Restaurant Group, Inc.*	1,735	41,640
Fogo De Chao, Inc.*	308	3,256
Golden Entertainment, Inc.	665	8,293
Habit Restaurants, Inc., Class A*	804	11,256
International Speedway Corp., Class A	1,710	57,148
Interval Leisure Group, Inc.	7,230	124,139
Intrawest Resorts Holdings, Inc.*	1,007	16,334
Isle of Capri Casinos, Inc.*	1,601	35,670
J Alexander’s Holdings, Inc.*	977	9,897
Jack in the Box, Inc.	2,059	197,539
Jamba, Inc.(x)*	640	6,989
Kona Grill, Inc.(x)*	580	7,291
La Quinta Holdings, Inc.*	5,343	59,735
Lindblad Expeditions Holdings, Inc.*	913	8,217
Luby’s, Inc.*	1,193	5,118
Marcus Corp.	1,169	29,272
Marriott Vacations Worldwide Corp.	1,469	107,707
Monarch Casino & Resort, Inc.*	642	16,159
Nathan’s Famous, Inc.*	191	10,036
Noodles & Co.*	699	3,327
Papa John’s International, Inc.	1,715	135,228
Penn National Gaming, Inc.*	4,693	63,684
Pinnacle Entertainment, Inc.*	3,403	41,993
Planet Fitness, Inc., Class A*	1,145	22,980
Popeyes Louisiana Kitchen, Inc.*	1,393	74,024
Potbelly Corp.(x)*	1,493	18,558
Red Lion Hotels Corp.*	845	7,047
Red Robin Gourmet Burgers, Inc.*	860	38,648
Red Rock Resorts, Inc., Class A	1,923	45,364
Ruby Tuesday, Inc.*	3,959	9,898
Ruth’s Hospitality Group, Inc.	2,107	29,751
Scientific Games Corp., Class A(x)*	3,294	37,123
SeaWorld Entertainment, Inc.(x)	4,347	58,598
Shake Shack, Inc., Class A(x)*	1,003	34,774
Sonic Corp.	3,045	79,718
Speedway Motorsports, Inc.	807	14,413
Texas Roadhouse, Inc.	4,119	160,764
Wingstop, Inc.(x)	999	29,271
Zoe’s Kitchen, Inc.(x)*	1,229	27,272

		4,374,685

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (1.3%)
Bassett Furniture Industries, Inc.	677	$15,740
Beazer Homes USA, Inc.*	2,137	24,917
Cavco Industries, Inc.*	547	54,180
Century Communities, Inc.*	980	21,080
CSS Industries, Inc.	591	15,118
Ethan Allen Interiors, Inc.	1,582	49,469
Flexsteel Industries, Inc.	396	20,481
GoPro, Inc., Class A(x)*	6,437	107,369
Green Brick Partners, Inc.*	1,435	11,853
Helen of Troy Ltd.*	1,766	152,176
Hooker Furniture Corp.(x)	21,443	525,139
Hovnanian Enterprises, Inc., Class A(x)*	8,604	14,541
Installed Building Products, Inc.*	1,297	46,523
iRobot Corp.(x)*	1,714	75,382
KB Home	5,350	86,242
La-Z-Boy, Inc.	33,442	821,336
LGI Homes, Inc.(x)*	997	36,729
Libbey, Inc.	1,456	25,990
Lifetime Brands, Inc.	653	8,789
M.D.C. Holdings, Inc.	2,466	63,623
M/I Homes, Inc.*	43,324	1,021,148
Meritage Homes Corp.*	2,459	85,327
NACCO Industries, Inc., Class A	221	15,019
New Home Co., Inc.(x)*	641	6,839
Taylor Morrison Home Corp., Class A*	1,967	34,619
TopBuild Corp.*	2,470	82,004
TRI Pointe Group, Inc.*	9,571	126,146
UCP, Inc., Class A*	479	4,220
Universal Electronics, Inc.*	887	66,046
WCI Communities, Inc.*	1,383	32,805
William Lyon Homes, Class A(x)*	1,532	28,419
ZAGG, Inc.*	1,821	14,750

		3,694,019

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,535	14,076
Blue Nile, Inc.	693	23,853
Duluth Holdings, Inc., Class B(x)*	607	16,092
Etsy, Inc.*	6,686	95,476
FTD Cos., Inc.*	985	20,261
Gaia, Inc.*	455	3,276
HSN, Inc.	2,011	80,038
Lands’ End, Inc.(x)*	1,063	15,414
Liberty TripAdvisor Holdings, Inc., Class A*	4,573	99,919
Nutrisystem, Inc.	1,784	52,967
Overstock.com, Inc.*	751	11,505
PetMed Express, Inc.(x)	1,284	26,040
Shutterfly, Inc.*	2,133	95,217
Wayfair, Inc., Class A(x)*	2,023	79,646

		633,780

Leisure Products (0.8%)
Arctic Cat, Inc.(x)	806	12,485
BRP, Inc.*	81,200	1,588,783
Brunswick Corp.	5,300	258,534
Callaway Golf Co.	5,997	69,625
Escalade, Inc.	668	8,524
JAKKS Pacific, Inc.(x)*	940	8,122
Johnson Outdoors, Inc., Class A	334	12,148
Malibu Boats, Inc., Class A*	1,146	17,075
Marine Products Corp.	745	6,683
MCBC Holdings, Inc.	407	4,640
Nautilus, Inc.*	1,939	44,054
Performance Sports Group Ltd.(x)*	2,951	11,981
Smith & Wesson Holding Corp.(x)*	3,509	93,304
Sturm Ruger & Co., Inc.	1,178	68,041

		2,203,999

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A	1,370	42,593
Carmike Cinemas, Inc.*	1,507	49,264
Central European Media Enterprises Ltd., Class A(x)*	5,269	12,171
Daily Journal Corp.(x)*	77	16,863
Entercom Communications Corp., Class A	1,578	20,419
Entravision Communications Corp., Class A	4,130	31,512
Eros International plc(x)*	1,794	27,484
EW Scripps Co., Class A*	3,789	60,245
Gannett Co., Inc.	7,507	87,381
Global Eagle Entertainment, Inc.(x)*	3,029	25,171
Gray Television, Inc.*	4,093	42,403
Hemisphere Media Group, Inc.*	435	5,546
IMAX Corp.*	3,752	108,695
Liberty Braves Group, Class A*	566	9,877
Liberty Braves Group, Class C*	2,005	34,847
Liberty Media Group, Class A*	1,459	41,800
Liberty Media Group, Class C*	2,960	83,294
Loral Space & Communications, Inc.*	765	29,919
MDC Partners, Inc., Class A(x)	3,284	35,204
Media General, Inc.*	6,975	128,550
Meredith Corp.	2,402	124,881
MSG Networks, Inc., Class A*	3,787	70,476
National CineMedia, Inc.	3,970	58,438
New Media Investment Group, Inc.	2,507	38,859
New York Times Co., Class A	7,987	95,445
Nexstar Broadcasting Group, Inc., Class A(x)	1,915	110,516
Radio One, Inc., Class D*	1,501	4,548
Reading International, Inc., Class A*	1,155	15,419
Saga Communications, Inc., Class A	239	10,836
Salem Media Group, Inc.	656	3,857
Scholastic Corp.	1,723	67,817
Sinclair Broadcast Group, Inc., Class A	4,234	122,279
Time, Inc.	6,542	94,728
Townsquare Media, Inc., Class A*	527	4,922
tronc, Inc.*	1,528	25,793
World Wrestling Entertainment, Inc., Class A	2,302	49,033

		1,791,085

Multiline Retail (0.1%)
Big Lots, Inc.	2,776	132,555
Fred’s, Inc., Class A	2,258	20,457
Ollie’s Bargain Outlet Holdings, Inc.*	1,295	33,942
Sears Holdings Corp.(x)*	698	7,999
Tuesday Morning Corp.*	2,742	16,397

		211,350

Specialty Retail (1.9%)
Aaron’s, Inc.	4,198	106,713
Abercrombie & Fitch Co., Class A	4,333	68,851
American Eagle Outfitters, Inc.(x)	10,492	187,387
America’s Car-Mart, Inc.(x)*	533	19,396
Asbury Automotive Group, Inc.*	1,280	71,258
Ascena Retail Group, Inc.*	10,864	60,730
Barnes & Noble Education, Inc.*	2,531	24,222
Barnes & Noble, Inc.	4,013	45,347

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Big 5 Sporting Goods Corp.	1,115	$15,186
Boot Barn Holdings, Inc.(x)*	844	9,605
Buckle, Inc.(x)	1,821	43,759
Build-A-Bear Workshop, Inc.*	803	8,319
Caleres, Inc.	39,368	995,617
Cato Corp., Class A	31,325	1,030,278
Chico’s FAS, Inc.	8,343	99,282
Children’s Place, Inc.	1,170	93,448
Citi Trends, Inc.	999	19,910
Conn’s, Inc.*	1,514	15,624
Container Store Group, Inc.*	1,134	5,693
Destination XL Group, Inc.*	2,166	9,379
DSW, Inc., Class A	4,296	87,982
Express, Inc.*	4,766	56,191
Finish Line, Inc., Class A	2,654	61,254
Five Below, Inc.*	3,389	136,543
Francesca’s Holdings Corp.*	2,413	37,233
Genesco, Inc.*	2,715	147,859
GNC Holdings, Inc., Class A	4,386	89,562
Group 1 Automotive, Inc.	1,331	85,024
Guess?, Inc.	3,913	57,169
Haverty Furniture Cos., Inc.	1,167	23,387
Hibbett Sports, Inc.(x)*	1,424	56,818
Kirkland’s, Inc.*	868	10,572
Lithia Motors, Inc., Class A	1,518	144,999
Lumber Liquidators Holdings, Inc.(x)*	1,764	34,698
MarineMax, Inc.*	1,507	31,572
Monro Muffler Brake, Inc.	1,988	121,606
Office Depot, Inc.	35,296	126,007
Party City Holdco, Inc.*	1,637	28,025
Pier 1 Imports, Inc.	5,309	22,510
Rent-A-Center, Inc.	3,284	41,510
Restoration Hardware Holdings, Inc.(x)*	2,473	85,516
Sears Hometown and Outlet Stores, Inc.*	625	3,081
Select Comfort Corp.*	3,034	65,534
Shoe Carnival, Inc.	938	25,007
Sonic Automotive, Inc., Class A	1,794	33,727
Sportsman’s Warehouse Holdings, Inc.(x)*	1,643	17,284
Stage Stores, Inc.	1,338	7,506
Stein Mart, Inc.	1,927	12,236
Tailored Brands, Inc.	3,094	48,576
Tile Shop Holdings, Inc.(x)*	2,075	34,341
Tilly’s, Inc., Class A*	807	7,578
Vitamin Shoppe, Inc.*	1,545	41,483
West Marine, Inc.*	76,666	634,028
Winmark Corp.	138	14,562
Zumiez, Inc.(x)*	1,131	20,358

		5,381,342

Textiles, Apparel & Luxury Goods (0.5%)
Columbia Sportswear Co.	1,723	97,763
Crocs, Inc.*	47,080	390,763
Culp, Inc.	677	20,154
Deckers Outdoor Corp.*	2,075	123,566
Delta Apparel, Inc.*	443	7,292
Fossil Group, Inc.(x)*	2,676	74,313
G-III Apparel Group Ltd.*	2,744	79,988
Iconix Brand Group, Inc.(x)*	2,725	22,127
Movado Group, Inc.	1,036	22,253
Oxford Industries, Inc.	967	65,466
Perry Ellis International, Inc.*	781	15,058
Sequential Brands Group, Inc.(x)*	2,486	19,888
Steven Madden Ltd.*	3,931	135,855
Superior Uniform Group, Inc.	505	9,994
Unifi, Inc.*	976	28,724
Vera Bradley, Inc.*	1,302	19,725
Vince Holding Corp.(x)*	1,414	7,975
Wolverine World Wide, Inc.	6,193	142,625

		1,283,529

Total Consumer Discretionary		27,274,917

Consumer Staples (3.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A(x)*	565	87,722
Coca-Cola Bottling Co. Consolidated	304	45,041
Craft Brew Alliance, Inc.*	776	14,612
MGP Ingredients, Inc.(x)	799	32,375
National Beverage Corp.(x)*	750	33,038
Primo Water Corp.*	1,317	15,975

		228,763

Food & Staples Retailing (0.2%)
Andersons, Inc.	1,718	62,157
Chefs’ Warehouse, Inc.*	1,186	13,212
Ingles Markets, Inc., Class A	884	34,953
Natural Grocers by Vitamin Cottage, Inc.(x)*	543	6,060
Performance Food Group Co.*	2,388	59,222
PriceSmart, Inc.	1,284	107,548
Smart & Final Stores, Inc.(x)*	1,559	19,908
SpartanNash Co.	2,289	66,198
SUPERVALU, Inc.*	16,739	83,528
United Natural Foods, Inc.*	3,164	126,687
Village Super Market, Inc., Class A	503	16,101
Weis Markets, Inc.	615	32,595

		628,169

Food Products (3.1%)
AdvancePierre Foods Holdings, Inc.	1,371	37,785
AGT Food & Ingredients, Inc.	7,800	222,772
Alico, Inc.	269	7,225
Amplify Snack Brands, Inc.(x)*	1,866	30,229
B&G Foods, Inc.	4,115	202,376
Calavo Growers, Inc.	988	64,645
Cal-Maine Foods, Inc.(x)	1,942	74,845
Dairy Crest Group plc(x)	81,000	680,323
Darling Ingredients, Inc.*	10,417	140,734
Dean Foods Co.	5,756	94,398
Farmer Brothers Co.*	521	18,522
Fresh Del Monte Produce, Inc.	2,065	123,694
Freshpet, Inc.(x)*	1,450	12,543
GrainCorp Ltd., Class A	47,000	282,820
Inventure Foods, Inc.*	1,372	12,897
J&J Snack Foods Corp.	958	114,117
John B. Sanfilippo & Son, Inc.	554	28,437
Lancaster Colony Corp.	1,200	158,508
Landec Corp.*	88,823	1,191,115
Lifeway Foods, Inc.*	327	5,539
Limoneira Co.(x)	791	14,950
Maple Leaf Foods, Inc.	164,200	3,768,483
Omega Protein Corp.*	40,087	936,833
Sanderson Farms, Inc.(x)	1,282	123,495
Seaboard Corp.*	17	58,480
Seneca Foods Corp., Class A*	374	10,562
Snyder’s-Lance, Inc.	5,138	172,534
Tootsie Roll Industries, Inc.(x)	1,103	40,623

		8,629,484

Household Products (0.1%)
Central Garden & Pet Co.*	599	15,574
Central Garden & Pet Co., Class A*	2,185	54,188
HRG Group, Inc.*	7,574	118,912

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Oil-Dri Corp. of America	329	$12,384
Orchids Paper Products Co.(x)	592	16,120
WD-40 Co.	847	95,228

		312,406

Personal Products (0.1%)
Avon Products, Inc.	28,072	158,889
Inter Parfums, Inc.	1,104	35,626
Lifevantage Corp.(x)*	868	8,211
Medifast, Inc.	724	27,360
Natural Health Trends Corp.(x)	440	12,434
Nature’s Sunshine Products, Inc.	705	11,280
Nutraceutical International Corp.*	518	16,182
Revlon, Inc., Class A*	743	27,328
Synutra International, Inc.*	1,505	6,411
USANA Health Sciences, Inc.*	326	45,102

		348,823

Tobacco (0.1%)
Alliance One International, Inc.*	510	9,751
Turning Point Brands, Inc.(x)*	363	4,363
Universal Corp.	1,369	79,703
Vector Group Ltd.(x)	5,939	127,863

		221,680

Total Consumer Staples		10,369,325

Energy (4.0%)
Energy Equipment & Services (2.5%)
Archrock, Inc.	4,415	57,748
Atwood Oceanics, Inc.(x)	3,947	34,299
Bristow Group, Inc.	2,283	32,008
CARBO Ceramics, Inc.(x)	1,258	13,763
Dawson Geophysical Co.*	1,228	9,370
Era Group, Inc.*	1,246	10,030
Exterran Corp.*	2,132	33,430
Fairmount Santrol Holdings, Inc.(x)*	4,938	41,874
Forum Energy Technologies, Inc.*	3,830	76,064
Geospace Technologies Corp.*	814	15,857
Helix Energy Solutions Group, Inc.*	75,216	611,506
Hornbeck Offshore Services, Inc.(x)*	2,113	11,622
Hunting plc	204,500	1,215,622
Independence Contract Drilling, Inc.*	1,840	9,660
Matrix Service Co.*	1,756	32,943
McDermott International, Inc.*	15,440	77,354
Natural Gas Services Group, Inc.*	13,981	343,793
Newpark Resources, Inc.*	5,041	37,102
Oil States International, Inc.*	64,574	2,038,601
Parker Drilling Co.*	7,855	17,045
PHI, Inc. (Non-Voting)*	768	13,955
Pioneer Energy Services Corp.*	4,456	18,002
RigNet, Inc.*	828	12,519
SEACOR Holdings, Inc.*	1,019	60,620
Seadrill Ltd.(x)*	24,107	57,134
Tesco Corp.	2,407	19,641
TETRA Technologies, Inc.*	5,285	32,291
Tidewater, Inc.(x)	3,032	8,550
U.S. Silica Holdings, Inc.	4,090	190,430
Unit Corp.*	104,116	1,936,558
Willbros Group, Inc.(x)*	2,656	4,993

		7,074,384

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.(x)*	6,790	11,475
Adams Resources & Energy, Inc.	144	5,662
Alon USA Energy, Inc.	2,058	16,587
Ardmore Shipping Corp.	1,988	13,996
Bill Barrett Corp.*	2,867	15,941
California Resources Corp.(x)*	2,012	25,150
Callon Petroleum Co.*	9,097	142,823
Carrizo Oil & Gas, Inc.*	3,595	146,029
Clayton Williams Energy, Inc.(x)*	378	32,296
Clean Energy Fuels Corp.*	5,519	24,670
Cobalt International Energy, Inc.*	25,841	32,043
Contango Oil & Gas Co.*	1,188	12,141
CVR Energy, Inc.(x)	997	13,729
Delek U.S. Holdings, Inc.	3,921	67,794
Denbury Resources, Inc.*	22,404	72,365
DHT Holdings, Inc.	5,648	23,665
Dorian LPG Ltd.*	1,754	10,524
Earthstone Energy, Inc.*	74	636
Eclipse Resources Corp.*	3,333	10,966
Energen Corp.	29,100	1,679,651
EP Energy Corp., Class A(x)*	2,429	10,639
Erin Energy Corp.(x)*	923	2,169
Evolution Petroleum Corp.	1,671	10,494
EXCO Resources, Inc.(x)*	8,905	9,528
Frontline Ltd.(x)	4,121	29,548
GasLog Ltd.(x)	2,711	39,445
Gener8 Maritime, Inc.*	2,466	12,626
Golar LNG Ltd.(x)	5,655	119,886
Green Plains, Inc.	2,309	60,496
Isramco, Inc.*	62	5,171
Jones Energy, Inc., Class A(x)*	3,403	12,115
Matador Resources Co.*	5,296	128,905
Navios Maritime Acquisition Corp.	5,164	6,971
Nordic American Tankers Ltd.(x)	5,653	57,152
Northern Oil and Gas, Inc.(x)*	2,991	8,016
Oasis Petroleum, Inc.*	11,216	128,648
Overseas Shipholding Group, Inc., Class A	2,291	24,216
Pacific Ethanol, Inc.*	1,362	9,411
Panhandle Oil and Gas, Inc., Class A	876	15,356
Par Pacific Holdings, Inc.*	1,941	25,388
PDC Energy, Inc.*	3,502	234,844
Renewable Energy Group, Inc.*	2,135	18,083
REX American Resources Corp.*	352	29,836
Ring Energy, Inc.*	2,255	24,692
RSP Permian, Inc.*	5,027	194,947
Sanchez Energy Corp.(x)*	3,410	30,144
Scorpio Tankers, Inc.	10,455	48,407
SemGroup Corp., Class A	3,391	119,906
Ship Finance International Ltd.(x)	3,729	54,928
Synergy Resources Corp.(x)*	11,902	82,481
Teekay Corp.	2,759	21,272
Teekay Tankers Ltd., Class A	7,349	18,593
W&T Offshore, Inc.(x)*	2,554	4,495
Western Refining, Inc.	5,030	133,094
Westmoreland Coal Co.*	1,259	11,155

		4,101,200

Total Energy		11,175,584

Financials (14.3%)
Banks (7.5%)
1st Source Corp.	968	34,553
Access National Corp.	479	11,448
ACNB Corp.(x)	360	9,569
Allegiance Bancshares, Inc.*	687	18,549
American National Bankshares, Inc.	594	16,602
Ameris Bancorp	2,176	76,051
Ames National Corp.	601	16,624
Arrow Financial Corp.	774	25,395
Atlantic Capital Bancshares, Inc.*	1,074	16,089
Banc of California, Inc.	3,211	56,064
BancFirst Corp.	466	33,790

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,939	$54,641
Bancorp, Inc.*	2,096	13,456
BancorpSouth, Inc.	5,549	128,737
Bank of Marin Bancorp/California	374	18,599
Bank of the Ozarks, Inc.	5,632	216,269
Bankwell Financial Group, Inc.(x)	355	8,410
Banner Corp.	1,912	83,631
Bar Harbor Bankshares	386	14,174
Berkshire Hills Bancorp, Inc.	1,921	53,231
Blue Hills Bancorp, Inc.(x)	1,605	24,107
BNC Bancorp	59,411	1,444,876
Boston Private Financial Holdings, Inc.	5,072	65,074
Bridge Bancorp, Inc.	1,060	30,305
Brookline Bancorp, Inc.	4,513	55,013
Bryn Mawr Bank Corp.	1,052	33,653
BSB Bancorp, Inc./Massachusetts*	516	12,090
C&F Financial Corp.(x)	197	8,487
Camden National Corp.	643	30,697
Capital Bank Financial Corp., Class A	1,281	41,133
Capital City Bank Group, Inc.	769	11,358
Cardinal Financial Corp.	1,939	50,589
Carolina Financial Corp.(x)	636	14,208
Cascade Bancorp*	2,034	12,326
Cathay General Bancorp	4,758	146,451
CenterState Banks, Inc.	2,957	52,428
Central Pacific Financial Corp.	1,917	48,289
Central Valley Community Bancorp	526	8,342
Century Bancorp, Inc./Massachusetts, Class A	234	10,605
Chemical Financial Corp.	67,163	2,963,904
Chemung Financial Corp.	185	5,363
Citizens & Northern Corp.	825	18,125
City Holding Co.	943	47,423
CNB Financial Corp./Pennsylvania	900	19,044
CoBiz Financial, Inc.	2,366	31,491
Codorus Valley Bancorp, Inc.(x)	466	10,196
Columbia Banking System, Inc.	63,263	2,069,965
Community Bank System, Inc.	2,752	132,399
Community Trust Bancorp, Inc.	1,012	37,555
CommunityOne Bancorp*	867	11,999
ConnectOne Bancorp, Inc.	1,797	32,454
County Bancorp, Inc.(x)	279	5,583
CU Bancorp*	952	21,715
Customers Bancorp, Inc.*	1,621	40,784
CVB Financial Corp.	6,490	114,289
Eagle Bancorp, Inc.*	1,960	96,687
Enterprise Bancorp, Inc./Massachusetts	546	15,288
Enterprise Financial Services Corp.	1,205	37,656
Equity Bancshares, Inc., Class A*	306	7,938
F.N.B. Corp./Pennsylvania	13,420	165,066
Farmers Capital Bank Corp.	524	15,531
Farmers National Banc Corp.	1,486	16,019
FCB Financial Holdings, Inc., Class A*	1,921	73,824
Fidelity Southern Corp.	1,309	24,073
Financial Institutions, Inc.	903	24,480
First Bancorp, Inc./Maine	718	17,210
First Bancorp/North Carolina	1,245	24,639
First BanCorp/Puerto Rico*	7,608	39,562
First Busey Corp.	1,986	44,884
First Business Financial Services, Inc.	588	13,818
First Citizens BancShares, Inc./North Carolina, Class A	485	142,537
First Commonwealth Financial Corp.	5,615	56,655
First Community Bancshares, Inc./Virginia	979	24,279
First Community Financial Partners, Inc.(x)*	805	7,664
First Connecticut Bancorp, Inc./Connecticut	970	17,256
First Financial Bancorp	3,826	83,560
First Financial Bankshares, Inc.(x)	4,060	147,946
First Financial Corp./Indiana	619	25,181
First Financial Northwest, Inc.	529	7,496
First Foundation, Inc.*	837	20,649
First Horizon National Corp.	24,000	365,520
First Internet Bancorp(x)	321	7,412
First Interstate BancSystem, Inc., Class A	1,277	40,238
First Merchants Corp.	2,593	69,363
First Mid-Illinois Bancshares, Inc.	339	9,241
First Midwest Bancorp, Inc./Illinois	5,128	99,278
First NBC Bank Holding Co.*	1,017	9,600
First Northwest Bancorp(x)*	672	9,065
First of Long Island Corp.	15,002	497,316
Flushing Financial Corp.	1,717	40,727
Franklin Financial Network, Inc.*	600	22,440
Fulton Financial Corp.	10,794	156,729
German American Bancorp, Inc.	5,355	208,470
Glacier Bancorp, Inc.	4,864	138,721
Great Southern Bancorp, Inc.	677	27,554
Great Western Bancorp, Inc.	3,779	125,916
Green Bancorp, Inc.*	1,260	13,772
Guaranty Bancorp	1,046	18,671
Hancock Holding Co.	4,922	159,620
Hanmi Financial Corp.	1,994	52,522
HarborOne Bancorp, Inc.*	927	14,610
Heartland Financial USA, Inc.	1,396	50,354
Heritage Commerce Corp.	1,627	17,799
Heritage Financial Corp./Washington	1,964	35,254
Heritage Oaks Bancorp	1,463	11,997
Hilltop Holdings, Inc.*	4,830	108,482
Home BancShares, Inc./Arkansas	7,735	160,965
HomeTrust Bancshares, Inc.*	1,090	20,165
Hope Bancorp, Inc.	8,211	142,625
Horizon Bancorp/Indiana	792	23,269
IBERIABANK Corp.	2,615	175,519
Independent Bank Corp./Massachusetts	1,646	89,032
Independent Bank Corp./Michigan	1,228	20,667
Independent Bank Group, Inc.	704	31,096
International Bancshares Corp.	3,488	103,873
Investors Bancorp, Inc.	18,653	224,023
Lakeland Bancorp, Inc.	2,405	33,766
Lakeland Financial Corp.	58,083	2,057,300
LCNB Corp.(x)	509	9,274
LegacyTexas Financial Group, Inc.	2,838	89,766
Live Oak Bancshares, Inc.	1,224	17,650
Macatawa Bank Corp.	1,606	12,832
MainSource Financial Group, Inc.	1,406	35,080
MB Financial, Inc.	4,678	177,951
MBT Financial Corp.	1,098	9,937
Mercantile Bank Corp.	1,091	29,293
Merchants Bancshares, Inc./Vermont	336	10,883
Middleburg Financial Corp.(x)	285	8,060
Midland States Bancorp, Inc.	225	5,702
MidWestOne Financial Group, Inc.	553	16,795

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
MutualFirst Financial, Inc.(x)	314	$8,707
National Bank Holdings Corp., Class A	1,411	32,975
National Bankshares, Inc./Virginia(x)	462	16,992
National Commerce Corp.*	528	14,288
NBT Bancorp, Inc.	2,734	89,867
Nicolet Bankshares, Inc.*	449	17,219
Northrim BanCorp, Inc.	408	10,506
OFG Bancorp	2,943	29,754
Old Line Bancshares, Inc.	505	9,964
Old National Bancorp/Indiana	8,233	115,756
Old Second Bancorp, Inc.	1,744	14,493
Opus Bank	1,096	38,766
Orrstown Financial Services, Inc.(x)	426	8,414
Pacific Continental Corp.	1,209	20,335
Pacific Mercantile Bancorp*	905	6,670
Pacific Premier Bancorp, Inc.*	1,686	44,612
Park National Corp.	851	81,696
Park Sterling Corp.	3,235	26,268
Peapack-Gladstone Financial Corp.	996	22,320
Penns Woods Bancorp, Inc.(x)	316	14,049
Peoples Bancorp, Inc./Ohio	29,390	722,700
Peoples Financial Services Corp.	469	19,116
People’s Utah Bancorp	803	16,341
Pinnacle Financial Partners, Inc.	2,751	148,774
Preferred Bank/California	753	26,920
Premier Financial Bancorp, Inc.	506	8,673
PrivateBancorp, Inc.	4,958	227,671
Prosperity Bancshares, Inc.	4,215	231,361
QCR Holdings, Inc.	759	24,091
Renasant Corp.	2,608	87,707
Republic Bancorp, Inc./Kentucky, Class A	541	16,814
Republic First Bancorp, Inc.*	2,092	8,598
S&T Bancorp, Inc.	2,110	61,169
Sandy Spring Bancorp, Inc.	1,474	45,075
Seacoast Banking Corp. of Florida*	1,880	30,249
ServisFirst Bancshares, Inc.	1,477	76,671
Shore Bancshares, Inc.	753	8,870
Sierra Bancorp	841	15,777
Simmons First National Corp., Class A	1,891	94,361
South State Corp.	1,501	112,635
Southern First Bancshares, Inc.*	356	9,818
Southern National Bancorp of Virginia, Inc.	661	8,626
Southside Bancshares, Inc.	1,616	52,003
Southwest Bancorp, Inc./Oklahoma	1,170	22,218
State Bank Financial Corp.	2,328	53,125
Sterling Bancorp/Delaware	8,097	141,698
Stock Yards Bancorp, Inc.	1,329	43,804
Stonegate Bank	715	24,131
Suffolk Bancorp	723	25,139
Summit Financial Group, Inc.(x)	508	9,733
Sun Bancorp, Inc./New Jersey	651	15,012
Texas Capital Bancshares, Inc.*	2,952	162,124
Tompkins Financial Corp.	929	70,985
Towne Bank/Virginia	3,562	85,595
TriCo Bancshares	1,312	35,122
TriState Capital Holdings, Inc.*	1,362	21,996
Triumph Bancorp, Inc.*	1,045	20,733
Trustmark Corp.	4,260	117,406
UMB Financial Corp.	2,866	170,384
Umpqua Holdings Corp.	14,107	212,310
Union Bankshares Corp.	2,804	75,063
Union Bankshares, Inc./Vermont(x)	232	7,902
United Bankshares, Inc./West Virginia(x)	4,208	158,515
United Community Banks, Inc./Georgia	4,456	93,665
Univest Corp. of Pennsylvania	1,585	37,026
Valley National Bancorp	15,799	153,724
Veritex Holdings, Inc.*	501	8,712
Washington Trust Bancorp, Inc.	10,164	408,796
WashingtonFirst Bankshares, Inc.(x)	494	12,157
Webster Financial Corp.	5,771	219,356
WesBanco, Inc.	2,573	84,600
West Bancorp, Inc.	1,007	19,737
Westamerica Bancorp(x)	1,578	80,289
Wintrust Financial Corp.	3,177	176,546
Xenith Bankshares, Inc.*	4,215	9,737
Yadkin Financial Corp.	3,193	83,944

		21,073,249

Capital Markets (0.5%)
Actua Corp.*	2,320	30,044
Arlington Asset Investment Corp., Class A(x)	1,322	19,552
Associated Capital Group, Inc., Class A(x)	292	10,354
B. Riley Financial, Inc.(x)	551	7,361
BGC Partners, Inc., Class A	13,887	121,511
Calamos Asset Management, Inc., Class A	1,249	8,518
Cohen & Steers, Inc.	1,336	57,114
Cowen Group, Inc., Class A(x)*	6,473	23,497
Diamond Hill Investment Group, Inc.	194	35,849
Evercore Partners, Inc., Class A	2,500	128,776
FBR & Co.	366	4,846
Fifth Street Asset Management, Inc.	418	2,303
Financial Engines, Inc.	3,413	101,400
GAIN Capital Holdings, Inc.	2,265	13,998
GAMCO Investors, Inc., Class A	298	8,484
Greenhill & Co., Inc.	1,725	40,658
Hennessy Advisors, Inc.(x)	183	6,491
Houlihan Lokey, Inc.	768	19,238
INTL FCStone, Inc.*	1,001	38,889
Investment Technology Group, Inc.	2,080	35,651
Janus Capital Group, Inc.	9,169	128,458
KCG Holdings, Inc., Class A*	3,356	52,119
Ladenburg Thalmann Financial Services, Inc.*	7,254	16,757
Manning & Napier, Inc.	904	6,409
Medley Management, Inc., Class A	485	4,079
Moelis & Co., Class A	1,129	30,359
OM Asset Management plc	2,558	35,582
Oppenheimer Holdings, Inc., Class A	733	10,475
Piper Jaffray Cos.*	907	43,808
PJT Partners, Inc., Class A	1,124	30,651
Pzena Investment Management, Inc., Class A	837	6,445
Safeguard Scientifics, Inc.*	1,415	18,338
Silvercrest Asset Management Group, Inc., Class A	414	4,914
Stifel Financial Corp.*	4,106	157,877
Virtu Financial, Inc., Class A	1,609	24,087
Virtus Investment Partners, Inc.(x)	383	37,480
Waddell & Reed Financial, Inc., Class A	5,053	91,762
Walter Investment Management Corp.(x)*	1,182	4,799
Westwood Holdings Group, Inc.	498	26,449

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
WisdomTree Investments, Inc.(x)	7,232	$74,417

		1,519,799

Consumer Finance (0.2%)
Encore Capital Group, Inc.(x)*	1,572	35,339
Enova International, Inc.*	1,601	15,498
EZCORP, Inc., Class A*	3,397	37,571
FirstCash, Inc.	2,927	137,803
Green Dot Corp., Class A*	2,693	62,101
LendingClub Corp.(x)*	21,008	129,829
Nelnet, Inc., Class A	1,301	52,521
PRA Group, Inc.(x)*	2,945	101,720
Regional Management Corp.*	659	14,267
World Acceptance Corp.*	391	19,175

		605,824

Diversified Financial Services (0.0%)
BBX Capital Corp., Class A*	203	4,188
FNFV Group*	4,316	53,863
Marlin Business Services Corp.	606	11,744
NewStar Financial, Inc.*	1,674	16,255
On Deck Capital, Inc.(x)*	2,999	17,094
PICO Holdings, Inc.*	1,387	16,353
Tiptree Financial, Inc., Class A	2,022	12,011

		131,508

Insurance (4.0%)
Ambac Financial Group, Inc.*	2,782	51,161
American Equity Investment Life Holding Co.	5,160	91,487
AMERISAFE, Inc.	1,189	69,889
Argo Group International Holdings Ltd.	1,846	104,151
Arthur J. Gallagher & Co.	21,000	1,068,270
Aspen Insurance Holdings Ltd.	49,900	2,324,840
Atlas Financial Holdings, Inc.*	757	11,938
Baldwin & Lyons, Inc., Class B	647	16,583
Blue Capital Reinsurance Holdings Ltd.(x)	342	6,265
Citizens, Inc./Texas(x)*	2,816	26,358
CNO Financial Group, Inc.	11,462	175,025
Crawford & Co., Class B	774	8,785
Donegal Group, Inc., Class A	553	8,909
eHealth, Inc.*	1,172	13,138
EMC Insurance Group, Inc.	477	12,846
Employers Holdings, Inc.	2,000	59,660
Endurance Specialty Holdings Ltd.	3,091	202,306
Enstar Group Ltd.*	727	119,570
FBL Financial Group, Inc., Class A	621	39,725
Federated National Holding Co.	815	15,232
Fidelity & Guaranty Life	708	16,419
Genworth Financial, Inc., Class A*	27,727	137,526
Global Indemnity plc*	518	15,385
Greenlight Capital Reinsurance Ltd., Class A*	1,851	37,834
Hallmark Financial Services, Inc.*	1,007	10,362
Hanover Insurance Group, Inc.	20,200	1,523,483
HCI Group, Inc.	576	17,487
Heritage Insurance Holdings, Inc.	1,658	23,892
Horace Mann Educators Corp.	2,605	95,473
Independence Holding Co.	490	8,418
Infinity Property & Casualty Corp.	701	57,924
Investors Title Co.	87	8,657
James River Group Holdings Ltd.	908	32,870
Kemper Corp.	2,533	99,598
Maiden Holdings Ltd.	3,737	47,423
MBIA, Inc.*	8,386	65,327
National General Holdings Corp.	3,089	68,699
National Interstate Corp.	475	15,452
National Western Life Group, Inc., Class A	147	30,189
Navigators Group, Inc.	717	69,492
Old Republic International Corp.	79,100	1,393,741
OneBeacon Insurance Group Ltd., Class A	1,352	19,307
Patriot National, Inc.*	598	5,388
Primerica, Inc.(x)	3,006	159,408
RLI Corp.	2,438	166,662
Safety Insurance Group, Inc.	940	63,187
Selective Insurance Group, Inc.	3,580	142,699
State Auto Financial Corp.	976	23,239
State National Cos., Inc.	2,116	23,530
Stewart Information Services Corp.	1,403	62,363
Third Point Reinsurance Ltd.*	4,242	50,904
Trupanion, Inc.(x)*	901	15,227
United Fire Group, Inc.	1,375	58,190
United Insurance Holdings Corp.	1,128	19,153
Universal Insurance Holdings, Inc.(x)	1,968	49,594
Validus Holdings Ltd.	41,500	2,067,529
WMIH Corp.(x)*	12,817	29,992

		11,158,161

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)	1,902	29,957
Altisource Residential Corp. (REIT)	3,343	36,439
American Capital Mortgage Investment Corp. (REIT)	2,851	49,009
Anworth Mortgage Asset Corp. (REIT)	5,795	28,511
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,636	75,891
Ares Commercial Real Estate Corp. (REIT)	1,825	22,995
ARMOUR Residential REIT, Inc. (REIT)	2,123	47,847
Capstead Mortgage Corp. (REIT)	6,040	56,957
Colony Capital, Inc. (REIT), Class A	7,186	131,001
CYS Investments, Inc. (REIT)	9,820	85,630
Dynex Capital, Inc. (REIT)	2,715	20,145
Great Ajax Corp. (REIT)	797	10,879
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,518	58,846
Invesco Mortgage Capital, Inc. (REIT)	7,176	109,290
Ladder Capital Corp. (REIT)	2,478	32,809
New Residential Investment Corp. (REIT)	15,251	210,616
New York Mortgage Trust, Inc. (REIT)(x)	7,005	42,170
Orchid Island Capital, Inc. (REIT)(x)	1,535	15,995
Owens Realty Mortgage, Inc. (REIT)(x)	607	10,513
PennyMac Mortgage Investment Trust (REIT)‡	4,225	65,826
Redwood Trust, Inc. (REIT)	4,989	70,644
Resource Capital Corp. (REIT)	1,881	24,096
United Development Funding IV (REIT)(b)†	1,991	4,778
Western Asset Mortgage Capital Corp. (REIT)	2,888	30,093

		1,270,937

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	5,744	83,862
Bank Mutual Corp.	2,506	19,246

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
BankFinancial Corp.	981	$12,459
Bear State Financial, Inc.	1,109	10,192
Beneficial Bancorp, Inc.	4,446	65,401
BofI Holding, Inc.(x)*	3,894	87,226
Capitol Federal Financial, Inc.	8,188	115,205
Charter Financial Corp./Maryland	891	11,476
Clifton Bancorp, Inc.	1,414	21,620
Dime Community Bancshares, Inc.	1,866	31,274
ESSA Bancorp, Inc.	457	6,320
Essent Group Ltd.*	4,767	126,850
EverBank Financial Corp.	86,962	1,683,584
Federal Agricultural Mortgage Corp., Class C	593	23,424
First Defiance Financial Corp.	586	26,159
Flagstar Bancorp, Inc.*	1,304	36,186
Greene County Bancorp, Inc.(x)	158	2,634
Hingham Institution for Savings	85	11,773
Home Bancorp, Inc.	345	9,660
HomeStreet, Inc.*	1,460	36,588
Impac Mortgage Holdings, Inc.*	610	8,046
Kearny Financial Corp.	5,865	79,823
Lake Sunapee Bank Group	464	8,384
LendingTree, Inc.(x)*	414	40,121
Meridian Bancorp, Inc.	3,123	48,625
Meta Financial Group, Inc.	487	29,517
MGIC Investment Corp.*	21,794	174,352
Nationstar Mortgage Holdings, Inc.(x)*	1,988	29,442
NMI Holdings, Inc., Class A*	3,153	24,026
Northfield Bancorp, Inc.	2,781	44,774
Northwest Bancshares, Inc.	6,167	96,884
OceanFirst Financial Corp.	1,348	25,962
Ocwen Financial Corp.(x)*	6,341	23,271
Oritani Financial Corp.	2,495	39,221
PennyMac Financial Services, Inc., Class A*‡	1,023	17,401
PHH Corp.*	3,356	48,494
Provident Bancorp, Inc.*	253	3,947
Provident Financial Holdings, Inc.	382	7,472
Provident Financial Services, Inc.	3,919	83,200
Radian Group, Inc.	13,748	186,285
SI Financial Group, Inc.	638	8,422
Southern Missouri Bancorp, Inc.	353	8,790
Territorial Bancorp, Inc.	576	16,508
TrustCo Bank Corp.	90,007	638,150
United Community Financial Corp./Ohio	3,132	22,269
United Financial Bancorp, Inc.	3,162	43,762
Walker & Dunlop, Inc.*	1,713	43,270
Washington Federal, Inc.	5,820	155,278
Waterstone Financial, Inc.	1,390	23,616
Westfield Financial, Inc.	900	6,885
WSFS Financial Corp.	1,711	62,434

		4,469,770

Total Financials		40,229,248

Health Care (9.4%)
Biotechnology (2.1%)
Acceleron Pharma, Inc.(x)*	1,747	63,224
Achillion Pharmaceuticals, Inc.*	7,468	60,491
Acorda Therapeutics, Inc.*	2,673	55,812
Adamas Pharmaceuticals, Inc.(x)*	1,060	17,395
Aduro Biotech, Inc.(x)*	2,236	27,793
Advaxis, Inc.(x)*	2,460	26,297
Adverum Biotechnologies, Inc.*	1,382	5,680
Agenus, Inc.*	4,894	35,139
Aimmune Therapeutics, Inc.(x)*	1,651	24,765
Akebia Therapeutics, Inc.(x)*	2,073	18,761
Alder Biopharmaceuticals, Inc.(x)*	2,987	97,884
AMAG Pharmaceuticals, Inc.(x)*	2,224	54,510
Amicus Therapeutics, Inc.*	8,988	66,511
Anavex Life Sciences Corp.(x)*	2,089	7,583
Anthera Pharmaceuticals, Inc.(x)*	2,779	8,754
Applied Genetic Technologies Corp.*	793	7,756
Aptevo Therapeutics, Inc.*	1,038	2,657
Ardelyx, Inc.*	2,019	26,126
Arena Pharmaceuticals, Inc.(x)*	15,720	27,510
Argos Therapeutics, Inc.*	644	3,201
ARIAD Pharmaceuticals, Inc.*	11,294	154,615
Array BioPharma, Inc.*	9,136	61,668
Arrowhead Pharmaceuticals, Inc.(x)*	3,769	27,702
Asterias Biotherapeutics, Inc.(x)*	1,438	6,097
Atara Biotherapeutics, Inc.(x)*	1,472	31,486
Athersys, Inc.(x)*	4,700	10,011
Avexis, Inc.(x)*	305	12,569
Axovant Sciences Ltd.(x)*	1,540	21,560
Bellicum Pharmaceuticals, Inc.(x)*	1,312	26,109
BioCryst Pharmaceuticals, Inc.(x)*	4,256	18,769
BioSpecifics Technologies Corp.*	308	14,066
BioTime, Inc.(x)*	4,411	17,203
Bluebird Bio, Inc.(x)*	2,361	160,029
Blueprint Medicines Corp.*	1,264	37,541
Cara Therapeutics, Inc.(x)*	1,369	11,431
Celldex Therapeutics, Inc.(x)*	6,457	26,086
Cellular Biomedicine Group, Inc.(x)*	693	10,049
Cepheid, Inc.*	4,640	244,481
ChemoCentryx, Inc.(x)*	1,355	8,184
Chimerix, Inc.*	3,003	16,637
Cidara Therapeutics, Inc.*	642	7,351
Clovis Oncology, Inc.(x)*	2,009	72,424
Coherus Biosciences, Inc.(x)*	1,869	50,052
Concert Pharmaceuticals, Inc.*	993	10,039
Corvus Pharmaceuticals, Inc.(x)*	191	3,142
Curis, Inc.(x)*	6,923	18,069
Cytokinetics, Inc.(x)*	2,223	20,407
CytomX Therapeutics, Inc.(x)*	1,264	19,820
CytRx Corp.(x)*	4,291	2,524
Dimension Therapeutics, Inc.(x)*	725	5,793
Dynavax Technologies Corp.(x)*	2,394	25,113
Eagle Pharmaceuticals, Inc.(x)*	534	37,380
Edge Therapeutics, Inc.(x)*	1,000	10,410
Editas Medicine, Inc.(x)*	434	5,850
Eiger BioPharmaceuticals, Inc.*	204	2,732
Emergent BioSolutions, Inc.*	2,077	65,488
Enanta Pharmaceuticals, Inc.*	1,050	27,941
Epizyme, Inc.(x)*	2,402	23,636
Esperion Therapeutics, Inc.*	845	11,703
Exact Sciences Corp.(x)*	6,723	124,846
Exelixis, Inc.*	14,517	185,672
FibroGen, Inc.*	3,376	69,883
Five Prime Therapeutics, Inc.*	1,725	90,545
Flexion Therapeutics, Inc.(x)*	1,637	31,987
Fortress Biotech, Inc.(x)*	2,082	6,184
Foundation Medicine, Inc.(x)*	845	19,731
Galena Biopharma, Inc.(x)*	11,367	3,982
Genomic Health, Inc.*	1,152	33,316
Geron Corp.(x)*	9,172	20,729
Global Blood Therapeutics, Inc.(x)*	1,056	24,341
GlycoMimetics, Inc.*	602	4,304
Halozyme Therapeutics, Inc.(x)*	6,936	83,787
Heron Therapeutics, Inc.(x)*	2,022	34,839

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Idera Pharmaceuticals, Inc.(x)*	5,384	$13,783
Ignyta, Inc.*	1,977	12,435
Immune Design Corp.*	794	6,019
ImmunoGen, Inc.(x)*	5,644	15,126
Immunomedics, Inc.(x)*	6,072	19,734
Infinity Pharmaceuticals, Inc.(x)*	3,162	4,933
Inotek Pharmaceuticals Corp.(x)*	1,078	10,219
Inovio Pharmaceuticals, Inc.(x)*	4,386	40,878
Insmed, Inc.*	3,993	57,978
Insys Therapeutics, Inc.(x)*	1,581	18,640
Intellia Therapeutics, Inc.(x)*	440	7,489
Invitae Corp.(x)*	1,392	12,194
Ironwood Pharmaceuticals, Inc.*	8,260	131,169
Karyopharm Therapeutics, Inc.*	1,480	14,400
Keryx Biopharmaceuticals, Inc.(x)*	5,046	26,794
Kite Pharma, Inc.(x)*	2,503	139,818
La Jolla Pharmaceutical Co.*	933	22,196
Lexicon Pharmaceuticals, Inc.(x)*	2,691	48,626
Ligand Pharmaceuticals, Inc.(x)*	1,220	124,513
Lion Biotechnologies, Inc.(x)*	3,710	30,533
Loxo Oncology, Inc.(x)*	846	22,148
MacroGenics, Inc.*	2,027	60,628
MannKind Corp.(x)*	20,463	12,687
Medgenics, Inc.*	1,724	9,603
MediciNova, Inc.(x)*	1,842	13,797
Merrimack Pharmaceuticals, Inc.(x)*	7,765	49,308
MiMedx Group, Inc.(x)*	6,560	56,285
Minerva Neurosciences, Inc.(x)*	1,243	17,545
Mirati Therapeutics, Inc.(x)*	773	5,110
Momenta Pharmaceuticals, Inc.*	3,998	46,737
Myriad Genetics, Inc.*	4,303	88,556
NantKwest, Inc.(x)*	1,006	7,827
Natera, Inc.(x)*	1,640	18,220
NewLink Genetics Corp.*	1,371	20,592
Novavax, Inc.(x)*	17,216	35,809
OncoMed Pharmaceuticals, Inc.*	1,351	15,442
Ophthotech Corp.(x)*	1,947	89,815
Organovo Holdings, Inc.(x)*	6,115	23,176
Osiris Therapeutics, Inc.(x)*	1,339	6,641
Otonomy, Inc.(x)*	1,514	27,540
OvaScience, Inc.(x)*	1,952	13,976
PDL BioPharma, Inc.	10,446	34,994
Pfenex, Inc.*	1,004	8,986
PharmAthene, Inc.(x)*	3,889	11,278
Portola Pharmaceuticals, Inc.*	3,121	70,878
Progenics Pharmaceuticals, Inc.(x)*	4,525	28,643
Protagonist Therapeutics, Inc.*	481	10,164
Proteostasis Therapeutics, Inc.*	390	6,080
Prothena Corp. plc(x)*	2,218	133,013
PTC Therapeutics, Inc.*	2,200	30,822
Puma Biotechnology, Inc.(x)*	1,572	105,403
Radius Health, Inc.*	1,972	106,665
Raptor Pharmaceutical Corp.*	5,240	47,003
REGENXBIO, Inc.(x)*	1,252	17,541
Regulus Therapeutics, Inc.(x)*	2,422	7,993
Repligen Corp.*	2,147	64,818
Retrophin, Inc.*	2,306	51,608
Rigel Pharmaceuticals, Inc.*	5,766	21,161
Sage Therapeutics, Inc.*	1,911	88,002
Sangamo BioSciences, Inc.(x)*	4,502	20,844
Sarepta Therapeutics, Inc.(x)*	2,733	167,834
Seres Therapeutics, Inc.(x)*	1,130	13,888
Sorrento Therapeutics, Inc.(x)*	1,750	13,545
Spark Therapeutics, Inc.(x)*	1,222	73,393
Spectrum Pharmaceuticals, Inc.*	5,316	24,826
Stemline Therapeutics, Inc.*	1,125	12,184
Syndax Pharmaceuticals, Inc.(x)*	278	4,214
Synergy Pharmaceuticals, Inc.(x)*	11,538	63,574
Synthetic Biologics, Inc.(x)*	4,677	8,044
T2 Biosystems, Inc.(x)*	879	6,364
TESARO, Inc.*	1,704	170,809
TG Therapeutics, Inc.(x)*	2,292	17,740
Tobira Therapeutics, Inc.*	529	21,022
Tokai Pharmaceuticals, Inc.(x)*	665	1,017
Trevena, Inc.*	2,820	19,035
Trovagene, Inc.(x)*	2,035	9,137
Ultragenyx Pharmaceutical, Inc.(x)*	2,303	163,375
Vanda Pharmaceuticals, Inc.*	2,347	39,054
Versartis, Inc.*	1,701	20,837
Vitae Pharmaceuticals, Inc.*	1,660	34,727
Vital Therapies, Inc.(x)*	1,513	9,260
Voyager Therapeutics, Inc.(x)*	727	8,731
vTv Therapeutics, Inc., Class A*	331	2,380
XBiotech, Inc.(x)*	1,101	14,819
Xencor, Inc.*	2,039	49,935
Zafgen, Inc.*	1,162	3,846
ZIOPHARM Oncology, Inc.(x)*	7,727	43,503

		5,990,070

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.	1,411	72,836
Accuray, Inc.(x)*	5,175	32,965
Analogic Corp.	780	69,108
AngioDynamics, Inc.*	1,616	28,345
Anika Therapeutics, Inc.*	881	42,156
AtriCure, Inc.(x)*	1,859	29,409
Atrion Corp.	88	37,541
Avinger, Inc.*	664	3,167
AxoGen, Inc.*	1,489	13,446
Cantel Medical Corp.	2,291	178,652
Cardiovascular Systems, Inc.*	2,056	48,809
Cerus Corp.(x)*	6,200	38,502
ConforMIS, Inc.*	2,242	22,241
CONMED Corp.	1,734	69,464
Corindus Vascular Robotics, Inc.(x)*	3,137	3,482
CryoLife, Inc.	1,982	34,824
Cutera, Inc.*	681	8,118
Cynosure, Inc., Class A*	1,516	77,225
Endologix, Inc.(x)*	5,166	66,125
Entellus Medical, Inc.(x)*	421	9,338
Exactech, Inc.*	656	17,732
GenMark Diagnostics, Inc.*	2,667	31,471
Glaukos Corp.*	1,062	40,080
Globus Medical, Inc., Class A*	4,476	101,023
Haemonetics Corp.*	3,285	118,950
Halyard Health, Inc.*	2,960	102,594
Hill-Rom Holdings, Inc.	46,000	2,851,079
ICU Medical, Inc.*	940	118,797
Inogen, Inc.*	1,043	62,476
Insulet Corp.*	3,685	150,864
Integer Holdings Corp.*	1,950	42,296
Integra LifeSciences Holdings Corp.*	1,933	159,569
Invacare Corp.	2,151	24,027
InVivo Therapeutics Holdings Corp.(x)*	1,892	12,866
iRadimed Corp.(x)*	201	3,415
Iridex Corp.(x)*	464	6,723
K2M Group Holdings, Inc.(x)*	1,625	28,893
LeMaitre Vascular, Inc.	824	16,348
Masimo Corp.*	2,617	155,685
Meridian Bioscience, Inc.	2,641	50,945
Merit Medical Systems, Inc.*	2,663	64,684

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Natus Medical, Inc.*	2,103	$82,627
Neogen Corp.*	2,295	128,382
Nevro Corp.(x)*	1,538	160,552
Novocure Ltd.(x)*	3,203	27,354
NuVasive, Inc.*	3,168	211,179
NxStage Medical, Inc.*	3,969	99,185
OraSure Technologies, Inc.*	3,559	28,365
Orthofix International N.V.*	1,097	46,919
Oxford Immunotec Global plc*	1,420	17,835
Penumbra, Inc.*	1,625	123,484
Quidel Corp.*	1,699	37,531
Rockwell Medical, Inc.(x)*	2,985	20,000
RTI Surgical, Inc.*	3,557	11,133
Second Sight Medical Products, Inc.*	979	3,446
Senseonics Holdings, Inc.(x)*	1,707	6,657
Spectranetics Corp.*	2,723	68,320
STAAR Surgical Co.(x)*	2,458	23,105
STERIS plc	37,100	2,712,009
SurModics, Inc.*	845	25,426
Tandem Diabetes Care, Inc.(x)*	1,252	9,590
Teleflex, Inc.	11,200	1,882,160
TransEnterix, Inc.(x)*	4,288	7,247
Utah Medical Products, Inc.	248	14,830
Vascular Solutions, Inc.*	1,045	50,400
Veracyte, Inc.*	933	7,100
Wright Medical Group N.V.(x)*	6,575	161,285
Zeltiq Aesthetics, Inc.(x)*	2,265	88,833

		11,101,224

Health Care Providers & Services (0.9%)
AAC Holdings, Inc.(x)*	563	9,791
Aceto Corp.	1,880	35,701
Addus HomeCare Corp.*	443	11,589
Adeptus Health, Inc., Class A(x)*	909	39,132
Air Methods Corp.(x)*	2,283	71,892
Almost Family, Inc.*	518	19,047
Amedisys, Inc.*	1,774	84,159
American Renal Associates Holdings, Inc.(x)*	559	10,213
AMN Healthcare Services, Inc.*	3,030	96,566
BioScrip, Inc.*	7,215	20,851
BioTelemetry, Inc.*	1,729	32,108
Capital Senior Living Corp.*	1,777	29,854
Chemed Corp.	1,016	143,327
Civitas Solutions, Inc.*	963	17,584
Community Health Systems, Inc.(x)*	7,050	81,357
CorVel Corp.*	629	24,154
Cross Country Healthcare, Inc.*	2,082	24,526
Diplomat Pharmacy, Inc.(x)*	2,923	81,873
Ensign Group, Inc.	3,066	61,719
Genesis Healthcare, Inc.*	2,594	6,926
HealthEquity, Inc.*	2,758	104,390
HealthSouth Corp.	5,654	229,382
Healthways, Inc.*	2,018	53,396
Kindred Healthcare, Inc.	5,353	54,708
Landauer, Inc.	622	27,667
LHC Group, Inc.*	957	35,294
Magellan Health, Inc.*	1,541	82,798
Molina Healthcare, Inc.*	2,768	161,429
National HealthCare Corp.	713	47,051
National Research Corp., Class A	718	11,696
Nobilis Health Corp.(x)*	3,490	11,692
Owens & Minor, Inc.	3,936	136,697
PharMerica Corp.*	1,908	53,558
Providence Service Corp.*	828	40,266
Quorum Health Corp.*	1,887	11,831
RadNet, Inc.*	2,436	18,026
Select Medical Holdings Corp.*	6,811	91,949
Surgery Partners, Inc.*	1,188	24,045
Surgical Care Affiliates, Inc.*	1,719	83,818
Team Health Holdings, Inc.*	4,343	141,408
Teladoc, Inc.(x)*	1,304	23,876
Triple-S Management Corp., Class B*	1,479	32,434
U.S. Physical Therapy, Inc.	744	46,649
Universal American Corp.	2,558	19,569
USMD Holdings, Inc.(x)*	137	3,102

		2,449,100

Health Care Technology (0.2%)
Castlight Health, Inc., Class B(x)*	2,370	9,859
Computer Programs & Systems, Inc.(x)	731	19,050
Cotiviti Holdings, Inc.*	833	27,930
Evolent Health, Inc., Class A*	897	22,084
HealthStream, Inc.*	1,646	45,430
HMS Holdings Corp.*	5,399	119,696
Medidata Solutions, Inc.*	3,516	196,053
Omnicell, Inc.*	2,268	86,864
Press Ganey Holdings, Inc.*	1,430	57,772
Quality Systems, Inc.	3,107	35,171
Vocera Communications, Inc.*	1,648	27,851

		647,760

Life Sciences Tools & Services (1.5%)
Accelerate Diagnostics, Inc.(x)*	1,346	36,692
Albany Molecular Research, Inc.(x)*	1,628	26,878
Cambrex Corp.*	2,041	90,743
ChromaDex Corp.(x)*	1,838	5,477
Enzo Biochem, Inc.*	2,476	12,603
Fluidigm Corp.*	1,806	14,466
Gerresheimer AG	38,800	3,296,997
INC Research Holdings, Inc., Class A*	2,652	118,226
Luminex Corp.*	2,526	57,391
Medpace Holdings, Inc.*	516	15,408
NanoString Technologies, Inc.*	810	16,184
NeoGenomics, Inc.*	3,432	28,211
Pacific Biosciences of California, Inc.*	4,847	43,429
PAREXEL International Corp.*	3,315	230,227
PRA Health Sciences, Inc.*	1,555	87,873

		4,080,805

Pharmaceuticals (0.8%)
AcelRx Pharmaceuticals, Inc.(x)*	2,219	8,632
Aclaris Therapeutics, Inc.(x)*	564	14,444
Aerie Pharmaceuticals, Inc.(x)*	1,539	58,082
Agile Therapeutics, Inc.*	769	5,368
Amphastar Pharmaceuticals, Inc.*	2,266	42,986
Ampio Pharmaceuticals, Inc.(x)*	2,740	2,028
ANI Pharmaceuticals, Inc.(x)*	505	33,507
Aratana Therapeutics, Inc.*	2,095	19,609
Axsome Therapeutics, Inc.(x)*	656	5,169
Bio-Path Holdings, Inc.(x)*	5,189	7,265
Catalent, Inc.*	6,372	164,651
Cempra, Inc.(x)*	2,803	67,833
Collegium Pharmaceutical, Inc.(x)*	851	16,390
Corcept Therapeutics, Inc.*	4,716	30,654
Depomed, Inc.*†	3,907	97,636
Dermira, Inc.*	1,551	52,455
Durect Corp.(x)*	8,128	11,298
Egalet Corp.(x)*	1,331	10,129
Endocyte, Inc.*	2,436	7,527
Flex Pharma, Inc.(x)*	656	7,728
Heska Corp.*	389	21,173

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Horizon Pharma plc(x)*	10,297	$186,684
Impax Laboratories, Inc.*	4,679	110,892
Innoviva, Inc.(x)*	5,272	57,939
Intersect ENT, Inc.*	1,618	25,629
Intra-Cellular Therapies, Inc.*	2,191	33,391
Lannett Co., Inc.(x)*	1,773	47,109
Lipocine, Inc.(x)*	1,035	4,616
Medicines Co.*	4,308	162,584
MyoKardia, Inc.(x)*	692	11,307
Nektar Therapeutics*	8,162	140,223
Neos Therapeutics, Inc.(x)*	849	5,586
Ocular Therapeutix, Inc.(x)*	1,025	7,042
Omeros Corp.(x)*	2,464	27,498
Pacira Pharmaceuticals, Inc.(x)*	2,316	79,254
Paratek Pharmaceuticals, Inc.*	1,383	17,993
Phibro Animal Health Corp., Class A	1,192	32,399
Prestige Brands Holdings, Inc.*	3,407	164,456
Reata Pharmaceuticals, Inc., Class A(x)*	359	9,463
Revance Therapeutics, Inc.(x)*	1,203	19,501
SciClone Pharmaceuticals, Inc.*	3,190	32,698
Sucampo Pharmaceuticals, Inc., Class A*	1,337	16,458
Supernus Pharmaceuticals, Inc.*	2,995	74,066
Teligent, Inc.(x)*	2,726	20,718
Tetraphase Pharmaceuticals, Inc.*	2,332	8,932
TherapeuticsMD, Inc.(x)*	9,591	65,315
Theravance Biopharma, Inc.*	2,229	80,779
Titan Pharmaceuticals, Inc.(x)*	1,172	6,891
WaVe Life Sciences Ltd.(x)*	461	14,969
Zogenix, Inc.(x)*	1,339	15,305

		2,164,261

Total Health Care		26,433,220

Industrials (19.6%)
Aerospace & Defense (2.9%)
AAR Corp.	129,569	4,058,102
Aerojet Rocketdyne Holdings, Inc.*	3,888	68,351
Aerovironment, Inc.*	1,269	30,976
Astronics Corp.*	1,244	56,042
Cubic Corp.	29,614	1,386,232
Curtiss-Wright Corp.	2,782	253,468
DigitalGlobe, Inc.*	3,990	109,725
Ducommun, Inc.*	691	15,782
Engility Holdings, Inc.*	1,143	36,005
Esterline Technologies Corp.*	16,992	1,292,072
KEYW Holding Corp.(x)*	2,274	25,105
KLX, Inc.*	3,372	118,694
Kratos Defense & Security Solutions, Inc.(x)*	3,176	21,883
Mercury Systems, Inc.*	2,498	61,376
Moog, Inc., Class A*	2,049	121,997
National Presto Industries, Inc.	310	27,215
Sparton Corp.*	589	15,467
TASER International, Inc.(x)*	3,308	94,642
Teledyne Technologies, Inc.*	2,124	229,243
Triumph Group, Inc.	3,146	87,710
Vectrus, Inc.*	674	10,265

		8,120,352

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,211	46,078
Atlas Air Worldwide Holdings, Inc.*	1,568	67,142
Echo Global Logistics, Inc.*	1,915	44,160
Forward Air Corp.	1,897	82,064
Hub Group, Inc., Class A*	2,133	86,941
Park-Ohio Holdings Corp.	565	20,594
Radiant Logistics, Inc.*	2,170	6,163
XPO Logistics, Inc.*	6,250	229,187

		582,329

Airlines (0.6%)
Allegiant Travel Co.	845	111,599
Hawaiian Holdings, Inc.*	3,369	163,733
SkyWest, Inc.	3,108	82,082
Spirit Airlines, Inc.*	28,800	1,224,865
Virgin America, Inc.*	1,238	66,245

		1,648,524

Building Products (3.2%)
AAON, Inc.	2,554	73,606
Advanced Drainage Systems, Inc.(x)	2,231	53,678
American Woodmark Corp.*	891	71,788
Apogee Enterprises, Inc.	1,776	79,369
Armstrong Flooring, Inc.*	52,989	1,000,432
Builders FirstSource, Inc.*	5,367	61,774
Caesarstone Ltd.(x)*	1,515	57,131
Continental Building Products, Inc.*	2,260	47,437
CSW Industrials, Inc.*	911	29,507
Gibraltar Industries, Inc.*	40,960	1,521,664
Griffon Corp.	42,269	718,996
Insteel Industries, Inc.	13,294	481,775
Masonite International Corp.*	1,949	121,169
NCI Building Systems, Inc.*	1,722	25,124
Patrick Industries, Inc.*	933	57,771
PGT, Inc.*	3,160	33,717
Ply Gem Holdings, Inc.*	1,385	18,504
Quanex Building Products Corp.	2,186	37,730
Simpson Manufacturing Co., Inc.	55,093	2,421,338
Trex Co., Inc.*	1,865	109,513
Universal Forest Products, Inc.	19,208	1,891,796

		8,913,819

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	3,557	141,213
ACCO Brands Corp.*	6,770	65,263
Aqua Metals, Inc.(x)*	657	5,821
ARC Document Solutions, Inc.*	2,500	9,350
Brady Corp., Class A	2,941	101,788
Brink’s Co.	2,881	106,827
Casella Waste Systems, Inc., Class A*	2,221	22,876
CECO Environmental Corp.	1,795	20,248
Deluxe Corp.	3,029	202,398
Ennis, Inc.	1,686	28,409
Essendant, Inc.	2,315	47,504
G&K Services, Inc., Class A	1,234	117,835
Healthcare Services Group, Inc.	4,487	177,595
Heritage-Crystal Clean, Inc.*	896	11,899
Herman Miller, Inc.	3,775	107,965
HNI Corp.	2,894	115,181
InnerWorkings, Inc.*	2,347	22,109
Interface, Inc.	4,029	67,244
Kimball International, Inc., Class B	2,202	28,494
Knoll, Inc.	3,005	68,664
Matthews International Corp., Class A	2,049	124,497
McGrath RentCorp	52,141	1,653,390
Mobile Mini, Inc.	2,835	85,617
MSA Safety, Inc.	17,482	1,014,655
Multi-Color Corp.	873	57,618
NL Industries, Inc.*	460	1,808
Quad/Graphics, Inc.	1,790	47,829
SP Plus Corp.*	1,086	27,769
Steelcase, Inc., Class A	5,481	76,131
Team, Inc.*	1,843	60,285

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tetra Tech, Inc.	3,651	$129,501
TRC Cos., Inc.*	1,195	10,361
U.S. Ecology, Inc.	1,376	61,700
UniFirst Corp.	966	127,377
Viad Corp.	1,299	47,894
VSE Corp.	544	18,491
West Corp.	2,801	61,846

		5,075,452

Construction & Engineering (1.9%)
Aegion Corp.*	2,206	42,068
Ameresco, Inc., Class A*	1,393	7,327
Argan, Inc.	4,445	263,100
Comfort Systems USA, Inc.	2,366	69,347
Dycom Industries, Inc.*	1,928	157,672
EMCOR Group, Inc.	38,708	2,307,771
Granite Construction, Inc.	45,711	2,273,665
Great Lakes Dredge & Dock Corp.*	3,766	13,181
HC2 Holdings, Inc.(x)*	2,032	11,074
IES Holdings, Inc.*	494	8,788
Layne Christensen Co.(x)*	1,105	9,404
MasTec, Inc.*	4,197	124,819
MYR Group, Inc.*	935	28,144
NV5 Global, Inc.*	475	15,347
Orion Group Holdings, Inc.*	1,821	12,474
Primoris Services Corp.	2,578	53,107
Tutor Perini Corp.*	2,414	51,829

		5,449,117

Electrical Equipment (1.2%)
Allied Motion Technologies, Inc.	442	8,358
American Superconductor Corp.(x)*	702	4,921
Atkore International Group, Inc.*	769	14,411
AZZ, Inc.	1,655	108,022
Babcock & Wilcox Enterprises, Inc.*	2,910	48,015
Encore Wire Corp.	1,262	46,404
Energous Corp.(x)*	928	18,198
EnerSys, Inc.	34,137	2,361,939
FuelCell Energy, Inc.(x)*	1,467	7,951
Generac Holdings, Inc.*	4,184	151,879
General Cable Corp.	2,963	44,386
LSI Industries, Inc.	1,357	15,239
Plug Power, Inc.(x)*	10,763	18,405
Powell Industries, Inc.	566	22,668
Power Solutions International, Inc.(x)*	336	3,444
Preformed Line Products Co.	184	7,759
Regal Beloit Corp.	8,500	505,665
Sunrun, Inc.(x)*	3,986	25,112
Thermon Group Holdings, Inc.*	1,945	38,414
Vicor Corp.*	1,125	13,050

		3,464,240

Industrial Conglomerates (0.9%)
Carlisle Cos., Inc.	25,200	2,584,764
Raven Industries, Inc.	2,278	52,462

		2,637,226

Machinery (4.8%)
Actuant Corp., Class A	3,778	87,801
Alamo Group, Inc.	585	38,546
Albany International Corp., Class A	1,822	77,216
Altra Industrial Motion Corp.	1,617	46,844
American Railcar Industries, Inc.(x)	469	19,449
Astec Industries, Inc.	51,245	3,068,037
Barnes Group, Inc.	3,220	130,571
Blue Bird Corp.(x)*	335	4,894
Briggs & Stratton Corp.	2,754	51,362
Chart Industries, Inc.*	1,945	63,854
CIRCOR International, Inc.	1,061	63,193
CLARCOR, Inc.	2,989	194,285
Columbus McKinnon Corp.	1,286	22,942
Douglas Dynamics, Inc.	1,448	46,249
Dynamic Materials Corp.	836	8,912
Energy Recovery, Inc.(x)*	2,192	35,028
EnPro Industries, Inc.	1,353	76,877
ESCO Technologies, Inc.	1,594	73,993
ExOne Co.(x)*	759	11,552
Federal Signal Corp.	3,810	50,521
Franklin Electric Co., Inc.	17,014	692,640
FreightCar America, Inc.	850	12,223
Gencor Industries, Inc.(x)*	453	5,427
Global Brass & Copper Holdings, Inc.	1,292	37,326
Gorman-Rupp Co.	1,132	28,991
Graham Corp.(x)	701	13,389
Greenbrier Cos., Inc.	1,731	61,104
Hardinge, Inc.	692	7,702
Harsco Corp.	5,091	50,554
Hillenbrand, Inc.	21,886	692,473
Hurco Cos., Inc.	436	12,239
Hyster-Yale Materials Handling, Inc.	621	37,341
John Bean Technologies Corp.	1,863	131,435
Joy Global, Inc.	6,283	174,290
Kadant, Inc.	718	37,415
Kennametal, Inc.	5,035	146,116
Lindsay Corp.(x)	15,949	1,179,907
Lydall, Inc.*	1,045	53,431
Manitowoc Co., Inc.	8,079	38,698
Meritor, Inc.*	5,139	57,197
Milacron Holdings Corp.(x)*	981	15,657
Miller Industries, Inc.	699	15,930
Mueller Industries, Inc.	70,360	2,281,071
Mueller Water Products, Inc., Class A	129,055	1,619,640
Navistar International Corp.*	3,056	69,952
NN, Inc.	1,574	28,726
Omega Flex, Inc.	203	7,828
Proto Labs, Inc.*	1,578	94,538
RBC Bearings, Inc.*	1,455	111,278
Rexnord Corp.*	5,311	113,709
SPX Corp.*	2,554	51,438
SPX FLOW, Inc.*	2,081	64,345
Standex International Corp.	802	74,482
Sun Hydraulics Corp.	1,472	47,501
Supreme Industries, Inc., Class A	811	15,652
Tennant Co.	1,060	68,688
Titan International, Inc.	2,769	28,022
TriMas Corp.*	2,862	53,262
Wabash National Corp.(x)*	4,208	59,922
Watts Water Technologies, Inc., Class A	10,782	699,105
Woodward, Inc.	3,337	208,496

		13,371,266

Marine (0.0%)
Costamare, Inc.	1,622	14,825
Matson, Inc.	2,755	109,869
Scorpio Bulkers, Inc.*	4,091	14,155

		138,849

Professional Services (0.9%)
Acacia Research Corp.	3,546	23,120
Advisory Board Co.*	2,618	117,129
Barrett Business Services, Inc.	416	20,638
CBIZ, Inc.*	3,021	33,805
CEB, Inc.	2,086	113,624
Cogint, Inc.(x)*	928	4,724

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CRA International, Inc.*	592	$15,741
Exponent, Inc.	1,662	84,862
Franklin Covey Co.*	513	9,137
FTI Consulting, Inc.*	2,655	118,307
GP Strategies Corp.*	835	20,558
Heidrick & Struggles International, Inc.	1,203	22,316
Hill International, Inc.*	2,639	12,166
Huron Consulting Group, Inc.*	20,592	1,230,577
ICF International, Inc.*	1,200	53,184
Insperity, Inc.	994	72,204
Kelly Services, Inc., Class A	1,881	36,153
Kforce, Inc.	1,607	32,927
Korn/Ferry International	3,658	76,818
Mistras Group, Inc.*	1,103	25,887
Navigant Consulting, Inc.*	3,017	61,004
On Assignment, Inc.*	3,234	117,362
Resources Connection, Inc.	2,239	33,451
RPX Corp.*	3,329	35,587
TriNet Group, Inc.*	2,689	58,163
TrueBlue, Inc.*	2,681	60,751
WageWorks, Inc.*	2,335	142,225

		2,632,420

Road & Rail (0.8%)
ArcBest Corp.	1,558	29,633
Celadon Group, Inc.	1,780	15,557
Covenant Transportation Group, Inc., Class A*	672	12,990
Heartland Express, Inc.(x)	2,949	55,677
Knight Transportation, Inc.	4,264	122,334
Marten Transport Ltd.	1,407	29,547
P.A.M. Transportation Services, Inc.*	205	4,104
Roadrunner Transportation Systems, Inc.*	1,793	14,308
Saia, Inc.*	56,429	1,690,614
Swift Transportation Co.(x)*	4,787	102,777
Universal Logistics Holdings, Inc.	572	7,676
USA Truck, Inc.*	488	4,997
Werner Enterprises, Inc.	2,772	64,504
YRC Worldwide, Inc.*	2,183	26,895

		2,181,613

Trading Companies & Distributors (0.4%)
Aircastle Ltd.	3,064	60,851
Applied Industrial Technologies, Inc.	2,327	108,764
Beacon Roofing Supply, Inc.*	3,761	158,225
BMC Stock Holdings, Inc.*	3,533	62,640
CAI International, Inc.*	1,076	8,899
DXP Enterprises, Inc.*	811	22,862
GATX Corp.(x)	2,617	116,587
GMS, Inc.*	463	10,292
H&E Equipment Services, Inc.	1,918	32,146
Kaman Corp.	1,696	74,488
Lawson Products, Inc.*	383	6,791
MRC Global, Inc.*	6,006	98,679
Neff Corp., Class A*	741	7,040
NOW, Inc.*	6,812	145,981
Real Industry, Inc.*	1,727	10,569
Rush Enterprises, Inc., Class A*	1,932	47,295
Rush Enterprises, Inc., Class B*	364	8,849
SiteOne Landscape Supply, Inc.*	740	26,588
Textainer Group Holdings Ltd.	1,283	9,610
Titan Machinery, Inc.*	1,223	12,719
Triton International Ltd.	2,625	34,624
Univar, Inc.*	2,736	59,782
Veritiv Corp.*	532	26,690
Willis Lease Finance Corp.*	267	6,347

		1,157,318

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,541	47,556

Total Industrials		55,420,081

Information Technology (9.8%)
Communications Equipment (1.1%)
ADTRAN, Inc.	3,037	58,128
Aerohive Networks, Inc.*	1,598	9,732
Applied Optoelectronics, Inc.*	1,143	25,386
Bel Fuse, Inc., Class B	595	14,363
Black Box Corp.	1,075	14,943
CalAmp Corp.*	2,240	31,248
Calix, Inc.*	2,763	20,308
Ciena Corp.*	8,781	191,419
Clearfield, Inc.(x)*	765	14,382
Comtech Telecommunications Corp.	1,585	20,304
Digi International, Inc.*	1,598	18,217
Emcore Corp.	1,204	6,863
Extreme Networks, Inc.*	6,390	28,691
Finisar Corp.*	6,863	204,517
Harmonic, Inc.*	4,271	25,327
Infinera Corp.*	8,969	80,990
InterDigital, Inc.	2,194	173,765
Ixia*	4,068	50,850
KVH Industries, Inc.*	1,099	9,682
Lumentum Holdings, Inc.*	3,220	134,499
NETGEAR, Inc.*	2,070	125,214
NetScout Systems, Inc.*	42,206	1,234,526
Oclaro, Inc.*	6,985	59,722
Plantronics, Inc.	2,116	109,947
ShoreTel, Inc.*	4,291	34,328
Silicom Ltd.	350	14,490
Sonus Networks, Inc.*	3,091	24,048
Ubiquiti Networks, Inc.(x)*	1,662	88,917
ViaSat, Inc.*	2,841	212,081
Viavi Solutions, Inc.*	14,950	110,481

		3,147,368

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	989	10,998
Anixter International, Inc.*	1,852	119,454
AVX Corp.	2,987	41,191
Badger Meter, Inc.	1,796	60,184
Belden, Inc.	2,674	184,479
Benchmark Electronics, Inc.*	3,086	76,996
Coherent, Inc.*	1,547	171,005
Control4 Corp.*	1,460	17,929
CTS Corp.	1,940	36,084
Daktronics, Inc.	2,484	23,697
DTS, Inc.	1,145	48,708
Electro Scientific Industries, Inc.*	1,652	9,317
ePlus, Inc.*	404	38,142
Fabrinet*	2,204	98,276
FARO Technologies, Inc.*	1,043	37,496
II-VI, Inc.*	3,793	92,284
Insight Enterprises, Inc.*	2,385	77,632
InvenSense, Inc.*	5,062	37,560
Itron, Inc.*	2,138	119,215
Kimball Electronics, Inc.*	1,833	25,405
Knowles Corp.*	5,629	79,087
Littelfuse, Inc.	1,412	181,880
Maxwell Technologies, Inc.*	1,926	9,938
Mesa Laboratories, Inc.	191	21,843
Methode Electronics, Inc.	2,251	78,717

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
MTS Systems Corp.	967	$44,511
Novanta, Inc.*	2,036	35,325
OSI Systems, Inc.*	1,121	73,291
Park Electrochemical Corp.	1,294	22,477
PC Connection, Inc.	711	18,785
Plexus Corp.*	2,103	98,378
RadiSys Corp.*	2,248	12,016
Rofin-Sinar Technologies, Inc.*	1,723	55,446
Rogers Corp.*	9,803	598,766
Sanmina Corp.*	4,692	133,581
ScanSource, Inc.*	1,607	58,656
SYNNEX Corp.	1,845	210,533
Systemax, Inc.	797	6,312
Tech Data Corp.*	2,193	185,769
TTM Technologies, Inc.*	4,586	52,510
Universal Display Corp.*	2,651	147,157
Vishay Intertechnology, Inc.	8,587	120,991
Vishay Precision Group, Inc.*	852	13,658

		3,585,679

Internet Software & Services (1.0%)
2U, Inc.*	2,346	89,828
Alarm.com Holdings, Inc.(x)*	655	18,903
Amber Road, Inc.*	1,207	11,648
Angie’s List, Inc.(x)*	2,747	27,223
Apigee Corp.(x)*	966	16,808
Appfolio, Inc., Class A(x)*	475	9,234
Autobytel, Inc.*	534	9,505
Bankrate, Inc.*	3,063	25,974
Bazaarvoice, Inc.*	5,178	30,602
Benefitfocus, Inc.(x)*	824	32,894
Blucora, Inc.*	2,650	29,680
Box, Inc., Class A(x)*	3,112	49,045
Brightcove, Inc.*	1,651	21,546
Carbonite, Inc.(x)*	1,101	16,911
Care.com, Inc.*	1,050	10,458
ChannelAdvisor Corp.*	1,378	17,818
Cimpress N.V.(x)*	1,611	163,001
comScore, Inc.*	3,051	93,544
Cornerstone OnDemand, Inc.*	3,231	148,464
Cvent, Inc.*	1,931	61,232
DHI Group, Inc.*	3,162	24,948
EarthLink Holdings Corp.	6,705	41,571
Endurance International Group Holdings, Inc.(x)*	3,832	33,530
Envestnet, Inc.*	2,645	96,410
Everyday Health, Inc.*	1,782	13,704
Five9, Inc.*	2,116	33,179
Global Sources Ltd.*	501	4,248
Gogo, Inc.(x)*	3,483	38,452
GrubHub, Inc.*	5,101	219,291
GTT Communications, Inc.*	1,612	37,930
Hortonworks, Inc.(x)*	2,554	21,326
inContact, Inc.*	3,678	51,418
Instructure, Inc.(x)*	661	16,770
Intralinks Holdings, Inc.*	2,585	26,005
j2 Global, Inc.	2,994	199,430
Limelight Networks, Inc.*	4,199	7,852
Liquidity Services, Inc.*	1,457	16,377
LivePerson, Inc.*	3,663	30,806
LogMeIn, Inc.	1,613	145,799
Marchex, Inc., Class B*	2,188	6,061
MeetMe, Inc.*	2,629	16,300
MINDBODY, Inc., Class A(x)*	913	17,950
Monster Worldwide, Inc.*	6,038	21,797
New Relic, Inc.*	1,407	53,916
NIC, Inc.	3,824	89,864
Numerex Corp., Class A*	811	6,310
Q2 Holdings, Inc.*	1,639	46,974
QuinStreet, Inc.*	2,531	7,644
Quotient Technology, Inc.(x)*	4,093	54,478
RealNetworks, Inc.*	1,654	7,377
Reis, Inc.	600	12,276
RetailMeNot, Inc.*	2,429	24,023
Rightside Group Ltd.(x)*	705	6,416
Shutterstock, Inc.*	1,175	74,848
SPS Commerce, Inc.*	1,050	77,081
Stamps.com, Inc.*	1,038	98,101
TechTarget, Inc.*	806	6,496
TrueCar, Inc.*	3,453	32,596
Web.com Group, Inc.*	2,721	46,992
WebMD Health Corp.*	2,393	118,932
Xactly Corp.*	1,461	21,506
XO Group, Inc.*	1,722	33,286

		2,824,588

IT Services (0.8%)
Acxiom Corp.*	4,958	132,131
ALJ Regional Holdings, Inc.(x)*	1,158	5,443
Blackhawk Network Holdings, Inc.*	3,509	105,867
CACI International, Inc., Class A*	1,562	157,606
Cardtronics plc, Class A*	2,898	129,251
Cass Information Systems, Inc.	687	38,919
Convergys Corp.	5,716	173,881
CSG Systems International, Inc.	2,026	83,735
Datalink Corp.*	1,434	15,215
EPAM Systems, Inc.*	3,065	212,434
EVERTEC, Inc.	3,949	66,264
ExlService Holdings, Inc.*	2,072	103,268
Forrester Research, Inc.	653	25,402
Hackett Group, Inc.	1,576	26,036
Information Services Group, Inc.*	1,996	7,964
Lionbridge Technologies, Inc.*	4,212	21,060
ManTech International Corp., Class A	1,573	59,286
MAXIMUS, Inc.	4,012	226,918
MoneyGram International, Inc.*	2,033	14,434
NCI, Inc., Class A	377	4,362
NeuStar, Inc., Class A(x)*	1,428	37,971
Perficient, Inc.*	2,256	45,458
PFSweb, Inc.*	832	7,430
Planet Payment, Inc.(x)*	2,713	10,065
Science Applications International Corp.	2,675	185,564
ServiceSource International, Inc.*	3,747	18,285
Sykes Enterprises, Inc.*	2,485	69,903
Syntel, Inc.*	2,079	87,131
TeleTech Holdings, Inc.	1,103	31,976
Travelport Worldwide Ltd.	7,419	111,508
Unisys Corp.(x)*	3,380	32,921
Virtusa Corp.*	1,782	43,980

		2,291,668

Semiconductors & Semiconductor Equipment (3.0%)
Acacia Communications, Inc.(x)*	334	34,496
Advanced Energy Industries, Inc.*	2,481	117,401
Advanced Micro Devices, Inc.*	47,525	328,397
Alpha & Omega Semiconductor Ltd.*	1,123	24,392
Ambarella, Inc.(x)*	2,047	150,680
Amkor Technology, Inc.*	6,117	59,457
Applied Micro Circuits Corp.*	4,867	33,826
Axcelis Technologies, Inc.*	1,740	23,107
Brooks Automation, Inc.	4,301	58,537
Cabot Microelectronics Corp.	1,514	80,106

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cavium, Inc.*	4,117	$239,608
CEVA, Inc.*	1,255	44,013
Cirrus Logic, Inc.*	3,987	211,908
Cohu, Inc.	96,848	1,136,995
Diodes, Inc.*	2,334	49,808
DSP Group, Inc.*	1,552	18,640
Entegris, Inc.*	9,031	157,320
Exar Corp.*	2,391	22,260
FormFactor, Inc.*	4,279	46,427
GigPeak, Inc.(x)*	2,960	6,956
Impinj, Inc.*	354	13,247
Inphi Corp.*	2,571	111,864
Integrated Device Technology, Inc.*	8,617	199,053
Intersil Corp., Class A	8,560	187,721
IXYS Corp.	1,556	18,750
Kopin Corp.*	4,430	9,657
Lattice Semiconductor Corp.*	7,637	49,564
MACOM Technology Solutions Holdings, Inc.*	1,434	60,716
MaxLinear, Inc., Class A*	3,576	72,486
Microsemi Corp.*	7,175	301,206
MKS Instruments, Inc.	44,299	2,202,988
Monolithic Power Systems, Inc.	2,480	199,640
Nanometrics, Inc.*	1,529	34,158
NeoPhotonics Corp.*	1,884	30,785
NVE Corp.	303	17,859
PDF Solutions, Inc.*	1,688	30,671
Photronics, Inc.*	115,612	1,191,959
Power Integrations, Inc.	1,754	110,555
Rambus, Inc.*	6,965	87,063
Rudolph Technologies, Inc.*	1,930	34,238
Semtech Corp.*	4,105	113,832
Sigma Designs, Inc.*	2,234	17,403
Silicon Laboratories, Inc.*	2,581	151,763
Synaptics, Inc.*	2,208	129,345
Tessera Technologies, Inc.	3,141	120,740
Ultra Clean Holdings, Inc.*	2,238	16,584
Ultratech, Inc.*	1,388	32,035
Veeco Instruments, Inc.*	2,473	48,545
Xcerra Corp.*	3,564	21,598

		8,460,359

Software (2.3%)
8x8, Inc.*	5,646	87,118
A10 Networks, Inc.*	2,790	29,825
ACI Worldwide, Inc.*	7,385	143,121
American Software, Inc., Class A	1,687	18,726
Aspen Technology, Inc.*	5,183	242,512
AVG Technologies N.V.*	2,695	67,402
Barracuda Networks, Inc.*	1,403	35,748
Blackbaud, Inc.	3,023	200,546
Bottomline Technologies de, Inc.*	2,566	59,813
BroadSoft, Inc.*	1,882	87,607
Callidus Software, Inc.*	3,801	69,748
CommVault Systems, Inc.*	2,482	131,869
Digimarc Corp.(x)*	528	20,249
Ebix, Inc.(x)	1,584	90,050
Ellie Mae, Inc.*	2,055	216,392
EnerNOC, Inc.(x)*	1,894	10,247
Epiq Systems, Inc.	1,516	24,999
Exa Corp.*	865	13,883
Fair Isaac Corp.	1,953	243,323
Fleetmatics Group plc*	2,511	150,610
Gigamon, Inc.*	2,081	114,039
Globant S.A.(x)*	1,647	69,372
Glu Mobile, Inc.(x)*	6,591	14,764
Guidance Software, Inc.*	1,375	8,195
HubSpot, Inc.*	1,849	106,539
Imperva, Inc.*	1,792	96,248
Infoblox, Inc.*	3,557	93,798
Interactive Intelligence Group, Inc.*	1,122	67,477
Jive Software, Inc.*	3,614	15,396
Mentor Graphics Corp.	67,947	1,796,518
MicroStrategy, Inc., Class A*	608	101,804
Mitek Systems, Inc.*	1,879	15,577
MobileIron, Inc.*	2,695	7,411
Model N, Inc.*	1,444	16,043
Monotype Imaging Holdings, Inc.	2,587	57,199
Park City Group, Inc.(x)*	738	8,708
Paycom Software, Inc.(x)*	2,817	141,216
Paylocity Holding Corp.(x)*	1,379	61,310
Pegasystems, Inc.	2,308	68,063
Progress Software Corp.*	3,189	86,741
Proofpoint, Inc.*	2,615	195,733
PROS Holdings, Inc.*	1,564	35,362
QAD, Inc., Class A	491	10,989
Qualys, Inc.*	1,742	66,527
Rapid7, Inc.(x)*	1,250	22,063
RealPage, Inc.*	3,455	88,794
RingCentral, Inc., Class A*	3,749	88,701
Rosetta Stone, Inc.*	1,193	10,117
Rubicon Project, Inc.*	2,379	19,698
Sapiens International Corp. N.V.	1,480	18,900
SecureWorks Corp., Class A(x)*	364	4,554
Silver Spring Networks, Inc.*	2,404	34,089
Synchronoss Technologies, Inc.*	2,639	108,674
Take-Two Interactive Software, Inc.*	5,291	238,517
Tangoe, Inc.*	1,787	14,743
Telenav, Inc.*	1,705	9,770
TiVo Corp.*	7,441	144,951
TubeMogul, Inc.(x)*	1,398	13,099
Varonis Systems, Inc.*	631	18,993
VASCO Data Security International, Inc.*	1,922	33,846
Verint Systems, Inc.*	3,968	149,316
VirnetX Holding Corp.(x)*	3,148	9,633
Workiva, Inc.(x)*	1,391	25,219
Zendesk, Inc.*	5,192	159,446
Zix Corp.*	3,649	14,961

		6,426,901

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	6,845	122,868
Avid Technology, Inc.*	2,272	18,040
CPI Card Group, Inc.	1,132	6,837
Cray, Inc.*	2,580	60,733
Diebold, Inc.	4,356	107,985
Eastman Kodak Co.*	1,236	18,540
Electronics for Imaging, Inc.*	3,008	147,152
Immersion Corp.(x)*	1,807	14,745
Nimble Storage, Inc.*	3,988	35,214
Pure Storage, Inc., Class A*	4,391	59,498
Silicon Graphics International Corp.*	2,379	18,318
Stratasys Ltd.(x)*	3,057	73,643
Super Micro Computer, Inc.*	2,468	57,677
USA Technologies, Inc.(x)*	2,284	12,802

		754,052

Total Information Technology		27,490,615

Materials (6.1%)
Chemicals (4.1%)
A. Schulman, Inc.	16,092	468,599
AgroFresh Solutions, Inc.(x)*	1,323	6,999
American Vanguard Corp.	1,906	30,610

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Balchem Corp.	2,010	$155,835
Calgon Carbon Corp.	3,256	49,394
Chase Corp.	433	29,929
Chemtura Corp.*	4,080	133,865
Chermours Co.	11,682	186,912
Codexis, Inc.*	2,084	9,253
Ferro Corp.*	5,306	73,276
Flotek Industries, Inc.(x)*	3,436	49,959
FutureFuel Corp.	1,523	17,179
GCP Applied Technologies, Inc.*	4,522	128,063
H.B. Fuller Co.	53,301	2,476,897
Hawkins, Inc.	616	26,691
Ingevity Corp.*	19,118	881,340
Innophos Holdings, Inc.	1,226	47,851
Innospec, Inc.	1,479	89,938
KMG Chemicals, Inc.	578	16,375
Koppers Holdings, Inc.*	1,334	42,928
Kraton Corp.	1,917	67,172
Kronos Worldwide, Inc.	1,446	11,987
LSB Industries, Inc.(x)*	1,302	11,171
Minerals Technologies, Inc.	13,091	925,403
Olin Corp.	10,590	217,307
OMNOVA Solutions, Inc.*	2,464	20,796
PolyOne Corp.	5,363	181,323
Quaker Chemical Corp.	818	86,651
Rayonier Advanced Materials, Inc.(x)	2,643	35,337
Sensient Technologies Corp.	49,804	3,775,144
Stepan Co.	9,953	723,185
TerraVia Holdings, Inc.(x)*	4,947	13,604
Trecora Resources*	1,286	14,686
Tredegar Corp.	1,612	29,967
Trinseo S.A.	1,841	104,127
Tronox Ltd., Class A	4,040	37,855
Valhi, Inc.	1,231	2,831
Versum Materials, Inc.*	15,900	360,930

		11,541,369

Construction Materials (0.1%)
Headwaters, Inc.*	4,667	78,966
Summit Materials, Inc., Class A*	4,829	89,578
U.S. Concrete, Inc.*	911	41,965
United States Lime & Minerals, Inc.(x)	141	9,306

		219,815

Containers & Packaging (0.1%)
AEP Industries, Inc.	259	28,327
AptarGroup, Inc.	1,600	123,856
Greif, Inc., Class A	1,646	81,625
Greif, Inc., Class B(x)	357	21,631
Multi Packaging Solutions International Ltd.*	1,245	17,940
Myers Industries, Inc.	1,399	18,173
UFP Technologies, Inc.*	388	10,282

		301,834

Metals & Mining (1.6%)
AK Steel Holding Corp.(x)*	15,121	73,034
Allegheny Technologies, Inc.(x)	6,903	124,737
Ampco-Pittsburgh Corp.	502	5,567
Carpenter Technology Corp.	20,244	835,267
Century Aluminum Co.*	3,013	20,940
Cliffs Natural Resources, Inc.(x)*	13,666	79,946
Coeur Mining, Inc.*	10,326	122,157
Commercial Metals Co.	7,280	117,863
Detour Gold Corp.*	69,400	1,509,720
Ferroglobe plc	4,251	38,387
Gold Resource Corp.	3,091	22,935
Handy & Harman Ltd.*	188	3,956
Haynes International, Inc.	805	29,874
Hecla Mining Co.	24,382	138,977
Kaiser Aluminum Corp.	1,087	94,015
Materion Corp.	1,314	40,353
OceanaGold Corp.	286,150	859,355
Olympic Steel, Inc.	512	11,315
Ryerson Holding Corp.*	738	8,332
Schnitzer Steel Industries, Inc., Class A	1,681	35,133
Stillwater Mining Co.*	7,792	104,101
SunCoke Energy, Inc.	4,095	32,842
TimkenSteel Corp.(x)*	2,548	26,627
Worthington Industries, Inc.	2,882	138,422

		4,473,855

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,489	63,221
Clearwater Paper Corp.*	1,075	69,520
Deltic Timber Corp.	681	46,124
KapStone Paper and Packaging Corp.	5,391	101,998
Louisiana-Pacific Corp.*	9,222	173,649
Neenah Paper, Inc.	1,052	83,119
P.H. Glatfelter Co.	2,678	58,059
Schweitzer-Mauduit International, Inc.	1,932	74,498

		670,188

Total Materials		17,207,061

Real Estate (5.5%)
Equity Real Estate Investment Trusts (REITs) (5.3%)
Acadia Realty Trust (REIT)	4,973	180,222
Agree Realty Corp. (REIT)	1,484	73,369
Alexander’s, Inc. (REIT)	131	54,968
American Assets Trust, Inc. (REIT)	2,496	108,276
Armada Hoffler Properties, Inc. (REIT)	1,872	25,085
Ashford Hospitality Prime, Inc. (REIT)	1,758	24,788
Ashford Hospitality Trust, Inc. (REIT)	5,011	29,515
Bluerock Residential Growth REIT, Inc. (REIT)(x)	1,361	17,693
Brandywine Realty Trust (REIT)	140,300	2,191,486
CareTrust REIT, Inc. (REIT)	3,646	53,888
CatchMark Timber Trust, Inc. (REIT), Class A	2,465	28,816
CBL & Associates Properties, Inc. (REIT)	10,738	130,359
Cedar Realty Trust, Inc. (REIT)	5,621	40,471
Chatham Lodging Trust (REIT)	2,288	44,044
Chesapeake Lodging Trust (REIT)	3,749	85,852
City Office REIT, Inc. (REIT)	1,659	21,119
Colony Starwood Homes (REIT)(x)	4,151	119,134
Community Healthcare Trust, Inc. (REIT)	788	17,273
CorEnergy Infrastructure Trust, Inc. (REIT)	801	23,493
CoreSite Realty Corp. (REIT)	2,149	159,112
Cousins Properties, Inc. (REIT)	13,345	139,322
DiamondRock Hospitality Co. (REIT)	12,678	115,370
DuPont Fabros Technology, Inc. (REIT)	4,777	197,051
Easterly Government Properties, Inc. (REIT)	1,984	37,855
EastGroup Properties, Inc. (REIT)	2,025	148,959

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Education Realty Trust, Inc. (REIT)	4,520	$194,993
Farmland Partners, Inc. (REIT)(x)	725	8,120
FelCor Lodging Trust, Inc. (REIT)	8,437	54,250
First Industrial Realty Trust, Inc. (REIT)	7,426	209,562
First Potomac Realty Trust (REIT)	3,828	35,026
Four Corners Property Trust, Inc. (REIT)	2,559	54,583
Franklin Street Properties Corp. (REIT)	6,151	77,503
Geo Group, Inc. (REIT)(x)	4,756	113,098
Getty Realty Corp. (REIT)	1,593	38,120
Gladstone Commercial Corp. (REIT)	1,279	23,828
Global Net Lease, Inc. (REIT)	10,808	88,193
Government Properties Income Trust (REIT)	4,307	97,424
Gramercy Property Trust (REIT)	26,945	259,750
Healthcare Realty Trust, Inc. (REIT)	7,065	240,634
Hersha Hospitality Trust (REIT)	2,658	47,897
Hudson Pacific Properties, Inc. (REIT)	5,866	192,815
Independence Realty Trust, Inc. (REIT)	2,541	22,869
InfraREIT, Inc. (REIT)	2,507	45,477
Investors Real Estate Trust (REIT)	7,632	45,410
iStar, Inc. (REIT)*	4,672	50,131
Kite Realty Group Trust (REIT)	5,325	147,609
LaSalle Hotel Properties (REIT)	6,830	163,032
Lexington Realty Trust (REIT)	14,628	150,668
LTC Properties, Inc. (REIT)	77,815	4,045,602
Mack-Cali Realty Corp. (REIT)	5,702	155,208
Medical Properties Trust, Inc. (REIT)	15,163	223,958
Monmouth Real Estate Investment Corp. (REIT)	3,874	55,282
Monogram Residential Trust, Inc. (REIT)	10,758	114,465
National Health Investors, Inc. (REIT)	2,382	186,939
National Storage Affiliates Trust (REIT)	2,122	44,435
New Senior Investment Group, Inc. (REIT)	4,734	54,630
New York REIT, Inc. (REIT)	10,376	94,940
NexPoint Residential Trust, Inc. (REIT)	1,115	21,921
NorthStar Realty Europe Corp. (REIT)	3,721	40,745
One Liberty Properties, Inc. (REIT)	814	19,666
Parkway Properties, Inc. (REIT)	5,214	88,690
Pebblebrook Hotel Trust (REIT)(x)	4,555	121,163
Pennsylvania Real Estate Investment Trust (REIT)	4,290	98,799
Physicians Realty Trust (REIT)	8,654	186,407
Potlatch Corp. (REIT)	2,592	100,803
Preferred Apartment Communities, Inc. (REIT), Class A	1,546	20,886
PS Business Parks, Inc. (REIT)	1,264	143,552
QTS Realty Trust, Inc. (REIT), Class A	3,002	158,656
RAIT Financial Trust (REIT)	6,074	20,530
Ramco-Gershenson Properties Trust (REIT)	5,021	94,094
Retail Opportunity Investments Corp. (REIT)	6,602	144,980
Rexford Industrial Realty, Inc. (REIT)	4,217	96,527
RLJ Lodging Trust (REIT)	7,820	164,455
Ryman Hospitality Properties, Inc. (REIT)	2,745	132,199
Sabra Health Care REIT, Inc. (REIT)	4,050	101,979
Saul Centers, Inc. (REIT)	611	40,693
Select Income REIT (REIT)	4,056	109,106
Seritage Growth Properties (REIT), Class A(x)	1,591	80,632
Silver Bay Realty Trust Corp. (REIT)	2,147	37,637
STAG Industrial, Inc. (REIT)	4,386	107,501
Summit Hotel Properties, Inc. (REIT)	5,497	72,341
Sunstone Hotel Investors, Inc. (REIT)	41,970	536,796
Terreno Realty Corp. (REIT)	2,806	77,193
Tier REIT, Inc. (REIT)	3,004	46,382
UMH Properties, Inc. (REIT)	1,530	18,238
Universal Health Realty Income Trust (REIT)	786	49,534
Urban Edge Properties (REIT)	5,750	161,805
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	37,241
Washington Prime Group, Inc. (REIT)	11,814	146,257
Washington Real Estate Investment Trust (REIT)	4,692	146,015
Whitestone REIT (REIT)	1,724	23,929
Xenia Hotels & Resorts, Inc. (REIT)	6,624	100,552

		14,951,875

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.	2,985	114,684
Altisource Portfolio Solutions S.A.(x)*	750	24,300
AV Homes, Inc.*	865	14,394
Consolidated-Tomoka Land Co.	280	14,333
Forestar Group, Inc.(x)*	2,209	25,867
FRP Holdings, Inc.*	459	14,261
HFF, Inc., Class A	2,296	63,576
Kennedy-Wilson Holdings, Inc.	5,311	119,763
Marcus & Millichap, Inc.*	889	23,247
RE/MAX Holdings, Inc., Class A	1,141	49,953
RMR Group, Inc., Class A	415	15,745
St. Joe Co.*	1,965	36,117
Stratus Properties, Inc.(x)*	391	9,540
Tejon Ranch Co.*	881	21,426
Trinity Place Holdings, Inc.(x)*	1,020	9,976

		557,182

Total Real Estate		15,509,057

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	624	40,585
Cincinnati Bell, Inc.*	13,525	55,182
Cogent Communications Holdings, Inc.	2,671	98,320
Consolidated Communications Holdings, Inc.(x)	3,146	79,405
FairPoint Communications, Inc.*	1,330	19,990
General Communication, Inc., Class A*	1,879	25,836
Globalstar, Inc.(x)*	23,827	28,831
Hawaiian Telcom Holdco, Inc.*	398	8,911
IDT Corp., Class B	1,039	17,912
Inteliquent, Inc.	2,193	35,395
Intelsat S.A.(x)*	2,039	5,526
Iridium Communications, Inc.(x)*	5,239	42,488
Lumos Networks Corp.*	1,202	16,828

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ORBCOMM, Inc.*	85,514	$876,518
pdvWireless, Inc.(x)*	631	14,450
Straight Path Communications, Inc.,
Class B(x)*	570	14,598
Vonage Holdings Corp.*	12,208	80,695
Windstream Holdings, Inc.(x)	6,111	61,416

		1,522,886

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	2,258	23,212
NII Holdings, Inc.*	3,359	11,185
Shenandoah Telecommunications Co.	2,965	80,678
Spok Holdings, Inc.	1,295	23,077

		138,152

Total Telecommunication Services		1,661,038

Utilities (3.8%)
Electric Utilities (1.7%)
ALLETE, Inc.	3,175	189,294
El Paso Electric Co.	2,557	119,591
Empire District Electric Co.	2,823	96,377
Genie Energy Ltd., Class B*	857	5,056
IDACORP, Inc.	46,053	3,605,028
MGE Energy, Inc.	2,229	125,961
Otter Tail Corp.	2,415	83,535
PNM Resources, Inc.	5,113	167,297
Portland General Electric Co.	5,727	243,913
Spark Energy, Inc., Class A(x)	314	9,147

		4,645,199

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	942	57,519
Delta Natural Gas Co., Inc.(x)	390	9,302
New Jersey Resources Corp.	5,483	180,171
Northwest Natural Gas Co.	1,733	104,171
ONE Gas, Inc.	3,253	201,166
South Jersey Industries, Inc.	5,101	150,735
Southwest Gas Corp.	2,967	207,274
Spire, Inc.	49,053	3,126,637
WGL Holdings, Inc.	3,166	198,508

		4,235,483

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.	7,535	18,611
Atlantica Yield plc(x)	3,730	70,907
Dynegy, Inc.*	7,474	92,603
NRG Yield, Inc., Class A	2,233	36,443
NRG Yield, Inc., Class C(x)	4,024	68,247
Ormat Technologies, Inc.	2,477	119,911
Pattern Energy Group, Inc.	3,985	89,623
Talen Energy Corp.*	5,356	74,181
TerraForm Global, Inc., Class A	5,796	23,822
TerraForm Power, Inc., Class A(x)*	5,562	77,367
Vivint Solar, Inc.(x)*	1,424	4,500

		676,215

Multi-Utilities (0.2%)
Avista Corp.	3,985	166,533
Black Hills Corp.	3,301	202,088
NorthWestern Corp.	3,113	179,091
Unitil Corp.	904	35,310

		583,022

Water Utilities (0.2%)
American States Water Co.	2,343	93,837
Artesian Resources Corp., Class A	553	15,783
California Water Service Group	3,062	98,260
Connecticut Water Service, Inc.	5,708	283,858
Consolidated Water Co., Ltd.	995	11,562
Global Water Resources, Inc.(x)	477	3,821
Middlesex Water Co.	1,019	35,910
SJW Corp.	1,033	45,121
York Water Co.	791	23,461

		611,613

Total Utilities		10,751,532

Total Common Stocks (86.5%) (Cost $175,523,891)		243,521,678

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.3%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp. 6.625%, 5/15/21	$1,057,000	898,450

Total Energy		898,450

Total Corporate Bonds		898,450

Total Long-Term Debt Securities (0.3%) (Cost $1,010,254)		898,450

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	9,594	7,987

Total Health Care		7,987

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	2,504	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	3,905	8,786

Total Telecommunication Services		8,786

Total Rights (0.0%) (Cost $—)		16,773

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	585,787	585,787

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.7%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $750,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $765,000.(xx)	$750,000	$750,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $1,600,093, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $1,632,000.(xx)	1,600,000	1,600,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,200,050, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19- 3/16/26; total market value $1,224,001.(xx)	1,200,000	1,200,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,669,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,702,337.(xx)	1,668,956	1,668,956
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%- 6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,040,111.(xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,500,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,530,000.(xx)	1,500,000	1,500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $900,026, collateralized by various U.S. Government Agency Securities, ranging from 2.500%- 9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $918,000.(xx)	900,000	900,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,500,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,530,031.(xx)	1,500,000	1,500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		13,118,956

Total Short-Term Investments (4.9%) (Cost $13,704,743)		13,704,743

Total Investments (91.7%) (Cost $190,238,888)		258,141,644
Other Assets Less Liabilities (8.3%)		23,284,410

Net Assets (100%)		$281,426,054

*	Non-income producing.

†	Securities (totaling $119,187 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $12,852,692. This was secured by collateral of $13,118,956 which was received as cash and subsequently invested in short-term investments currently valued at $13,118,956, as reported in the Portfolio of Investments, and $110,548 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/6/16 - 5/15/46.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$15,713	$—	$—	$17,401	$—	$—
PennyMac Mortgage Investment Trust (REIT)	70,165	—	5,970	65,826	4,147	(321)

	$85,878	$—	$5,970	$83,227	$4,147	$(321)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	222	December-16	$27,826,434	$27,712,260	$(114,174)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)(b)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(d)		Total
Assets:
Common Stocks
Consumer Discretionary	$27,274,917	$—	$—		$27,274,917
Consumer Staples	9,406,182	963,143	—		10,369,325
Energy	9,959,962	1,215,622	—		11,175,584
Financials	40,224,470	—	4,778		40,229,248
Health Care	22,988,186	3,347,398	97,636		26,433,220
Industrials	55,420,081	—	—		55,420,081
Information Technology	27,490,615	—	—		27,490,615
Materials	17,207,061	—	—		17,207,061
Real Estate	15,509,057	—	—		15,509,057
Telecommunication Services	1,661,038	—	—		1,661,038
Utilities	10,751,532	—	—		10,751,532
Corporate Bonds
Energy	—	898,450	—		898,450
Rights
Health Care	—	—	7,987		7,987
Information Technology	—	—	—	(e)	— (e)
Telecommunication Services	—	—	8,786		8,786
Short-Term Investments
Investment Companies	585,787	—	—		585,787
Repurchase Agreements	—	13,118,956	—		13,118,956

Total Assets	$238,478,888	$19,543,569	$119,187		$258,141,644

Liabilities:
Futures	$(114,174)	$—	$—		$(114,174)

Total Liabilities	$(114,174)	$—	$—		$(114,174)

Total	$238,364,714	$19,543,569	$119,187		$258,027,470

(a)	Securities with a market value of $43,775 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $7,827 transferred from Level 3 to Level 1 at the end of the period due to active trading

(c)	A security with a market value of $50,400 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(d)	Securities with a market value of $102,414 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,936,807
Aggregate gross unrealized depreciation	(13,871,270)

Net unrealized appreciation	$68,065,537

Federal income tax cost of investments	$190,076,107

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (30.1%)
iShares® Core S&P 500 ETF(x)	37,484	$8,155,019
SPDR® S&P 500 ETF Trust	37,691	8,152,563
Vanguard S&P 500 ETF	293,370	58,289,686

Total Investment Companies (30.1%) (Cost $70,881,107)		74,597,268

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Security (39.0%)
U.S. Treasury (39.0%)
U.S. Treasury Notes
2.125%, 5/15/25	$92,237,000	96,505,738

Total Long-Term Debt Securities (39.0%) (Cost $93,928,035)		96,505,738

SHORT-TERM INVESTMENTS:
Government Securities (19.8%)
Federal Home Loan Bank
0.32%, 12/23/16(o)(p)	12,255,000	12,245,812
Federal Home Loan Mortgage Corp.
0.47%, 4/6/17(o)(p)	18,413,000	18,368,126
Federal National Mortgage Association
0.43%, 3/1/17(o)(p)	18,453,000	18,419,821

Total Government Securities		49,033,759

	Number of Shares	Value (Note 1)
Investment Company (4.7%)
JPMorgan Prime Money Market Fund, IM Shares	11,630,796	11,630,796

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $971,556, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $990,951.(xx)	$971,520	971,520
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,500,059, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,530,016.(xx)	1,500,000	1,500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $500,015, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $510,000.(xx)	500,000	500,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,471,520

Total Short-Term Investments (26.3%) (Cost $65,146,554)		65,136,075

Total Investments (95.4%) (Cost $229,955,696)		236,239,081
Other Assets Less Liabilities (4.6%)		11,467,666

Net Assets (100%)		$247,706,747

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

(o)	Discount Note Security. Effective rate calculated as of September 30, 2016.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $4,379,047. This was secured by collateral of $4,471,520 which was received as cash and subsequently invested in short-term investments currently valued at $4,471,520, as reported in the Portfolio of Investments.

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	553	December-16	$18,803,078	$18,599,103	$(203,975)
FTSE 100 Index	138	December-16	11,916,586	12,265,921	349,335
Russell 2000 Mini Index	100	December-16	12,507,550	12,483,000	(24,550)
S&P MidCap 400 E-Mini Index	120	December-16	18,827,129	18,595,200	(231,929)
TOPIX Index	87	December-16	11,472,109	11,350,624	(121,485)

					$(232,604)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Futures	$349,334	$—	$—	$349,334
Government Securities
U.S. Treasuries	—	96,505,738	—	96,505,738
Investment Companies
Exchange Traded Funds (ETFs)	74,597,268	—	—	74,597,268
Short-Term Investments
Government Securities	—	49,033,759	—	49,033,759
Investment Companies	11,630,796	—	—	11,630,796
Repurchase Agreements	—	4,471,520	—	4,471,520

Total Assets	$86,577,398	$150,011,017	$—	$236,588,415

Liabilities:
Futures	$(581,939)	$—	$—	$(581,939)

Total Liabilities	$(581,939)	$—	$—	$(581,939)

Total	$85,995,459	$150,011,017	$—	$236,006,476

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,263,210
Aggregate gross unrealized depreciation	(102,330)

Net unrealized appreciation	$6,160,880

Federal income tax cost of investments	$230,078,201

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (0.9%)
Cooper Tire & Rubber Co.	4,984	$189,492
Cooper-Standard Holding, Inc.*	81	8,003
Dana, Inc.	13,441	209,545
Dorman Products, Inc.*	11,000	702,900
Federal-Mogul Holdings Corp.*	2,368	22,756
Metaldyne Performance Group, Inc.	547	8,670
Modine Manufacturing Co.*	4,251	50,417
Motorcar Parts of America, Inc.*	108	3,108
Spartan Motors, Inc.	3,007	28,807
Standard Motor Products, Inc.	773	36,919
Strattec Security Corp.	319	11,261
Superior Industries International, Inc.	2,238	65,260
Tower International, Inc.	1,861	44,850

		1,381,988

Distributors (0.0%)
Weyco Group, Inc.	507	13,623

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,399	27,714
Apollo Education Group, Inc.*	7,736	61,501
Ascent Capital Group, Inc., Class A*	936	21,687
Bridgepoint Education, Inc.*	1,630	11,198
Cambium Learning Group, Inc.*	1,018	5,528
Capella Education Co.	68	3,947
Career Education Corp.*	6,015	40,842
Carriage Services, Inc.	82	1,939
Chegg, Inc.(x)*	4,183	29,657
DeVry Education Group, Inc.	5,642	130,105
Houghton Mifflin Harcourt Co.*	3,719	49,872
K12, Inc.*	3,064	43,968
Liberty Tax, Inc.	122	1,559
Regis Corp.*	3,361	42,181
Sotheby’s, Inc.(x)	1,830	69,577
Strayer Education, Inc.*	532	24,834
Weight Watchers International, Inc.(x)*	198	2,043

		568,152

Hotels, Restaurants & Leisure (5.3%)
Belmond Ltd., Class A*	7,530	95,706
Biglari Holdings, Inc.*	84	36,626
Caesars Acquisition Co., Class A*	4,261	52,922
Caesars Entertainment Corp.(x)*	5,104	38,025
Carrols Restaurant Group, Inc.*	358	4,729
Century Casinos, Inc.*	967	6,682
Cracker Barrel Old Country Store, Inc.(x)	86	11,371
Del Frisco’s Restaurant Group, Inc.*	1,972	26,563
Del Taco Restaurants, Inc.(x)*	2,271	27,070
Denny’s Corp.*	1,843	19,702
DineEquity, Inc.	687	54,404
El Pollo Loco Holdings, Inc.(x)*	1,851	23,304
Eldorado Resorts, Inc.*	240	3,374
Empire Resorts, Inc.(x)*	265	5,364
Fiesta Restaurant Group, Inc.*	441	10,584
Fogo De Chao, Inc.*	457	4,830
Golden Entertainment, Inc.	733	9,141
International Speedway Corp., Class A	2,358	78,804
Interval Leisure Group, Inc.	9,195	157,878
Intrawest Resorts Holdings, Inc.(x)*	1,445	23,438
J Alexander’s Holdings, Inc.*	1,190	12,055
Jack in the Box, Inc.	648	62,169
Kona Grill, Inc.(x)*	342	4,299
La Quinta Holdings, Inc.*	6,096	68,153
Luby’s, Inc.*	1,754	7,525
Marcus Corp.	1,648	41,266
Marriott Vacations Worldwide Corp.	1,886	138,282
Monarch Casino & Resort, Inc.*	929	23,383
Noodles & Co.(x)*	320	1,523
Penn National Gaming, Inc.*	955	12,959
Pinnacle Entertainment, Inc.*	4,301	53,074
Red Lion Hotels Corp.*	1,225	10,216
Red Robin Gourmet Burgers, Inc.*	1,002	45,030
Ruby Tuesday, Inc.*	5,420	13,550
Speedway Motorsports, Inc.	1,054	18,824
Tropicana Entertainment, Inc.*	112,200	2,664,750
Wendy’s Co.	424,400	4,583,520

		8,451,095

Household Durables (3.1%)
Bassett Furniture Industries, Inc.	430	9,998
Beazer Homes USA, Inc.*	2,897	33,779
Century Communities, Inc.*	1,276	27,447
CSS Industries, Inc.	766	19,594
Flexsteel Industries, Inc.	565	29,222
GoPro, Inc., Class A(x)*	9,128	152,255
Green Brick Partners, Inc.(x)*	32,051	264,741
Hooker Furniture Corp.	929	22,751
Hovnanian Enterprises, Inc., Class A(x)*	11,143	18,832
KB Home	5,909	95,253
La-Z-Boy, Inc.	2,545	62,505
LGI Homes, Inc.(x)*	91	3,352
Libbey, Inc.	1,833	32,719
Lifetime Brands, Inc.	1,022	13,756
M.D.C. Holdings, Inc.	2,201	56,786
M/I Homes, Inc.*	1,730	40,776
Meritage Homes Corp.*	3,208	111,318
NACCO Industries, Inc., Class A	345	23,446
New Home Co., Inc.(x)*	887	9,464
Newell Brands, Inc.	39,900	2,101,134
TopBuild Corp.*	2,994	99,401
TRI Pointe Group, Inc.*	112,635	1,484,529
UCP, Inc., Class A*	718	6,326
WCI Communities, Inc.*	1,978	46,918
William Lyon Homes, Class A(x)*	2,185	40,532
ZAGG, Inc.*	2,198	17,804

		4,824,638

Internet & Direct Marketing Retail (0.0%)
1-800-Flowers.com, Inc., Class A*	1,705	15,635
FTD Cos., Inc.*	1,579	32,480
Gaia, Inc.*	608	4,377
Lands’ End, Inc.(x)*	1,354	19,633

		72,125

Leisure Products (0.1%)
Arctic Cat, Inc.(x)	695	10,765
Callaway Golf Co.	5,306	61,603
Escalade, Inc.	914	11,663
JAKKS Pacific, Inc.(x)*	1,398	12,079
Johnson Outdoors, Inc., Class A	424	15,421
Performance Sports Group Ltd.(x)*	3,843	15,602

		127,133

Media (4.8%)
AMC Entertainment Holdings, Inc., Class A	1,819	56,553
Carmike Cinemas, Inc.*	731	23,896
Daily Journal Corp.(x)*	32	7,008
Entercom Communications Corp., Class A	2,346	30,357
Eros International plc(x)*	2,669	40,889
EW Scripps Co., Class A*	5,348	85,033

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Gannett Co., Inc.	10,610	$123,500
Global Eagle Entertainment, Inc.(x)*	3,924	32,608
Gray Television, Inc.*	2,199	22,782
Hemisphere Media Group, Inc.*	81	1,033
Liberty Braves Group, Class A*	779	13,594
Liberty Braves Group, Class C*	2,634	45,779
Liberty Media Group, Class A*	1,747	50,052
Liberty Media Group, Class C*	3,438	96,745
Live Nation Entertainment, Inc.*	147,800	4,061,544
Loral Space & Communications, Inc.*	6,100	238,571
MDC Partners, Inc., Class A(x)	3,250	34,840
Media General, Inc.*	9,822	181,020
Meredith Corp.	3,379	175,674
MSG Networks, Inc., Class A*	3,564	66,326
National CineMedia, Inc.	5,624	82,785
New Media Investment Group, Inc.	2,928	45,384
New York Times Co., Class A	11,238	134,294
Promotora de Informaciones S.A. (ADR)*	26,310	168,384
Reading International, Inc., Class A*	1,153	15,393
Saga Communications, Inc., Class A	318	14,418
Salem Media Group, Inc.	1,007	5,921
Scholastic Corp.	2,430	95,645
Starz, Class A*	47,000	1,465,930
Time, Inc.	9,258	134,056
Townsquare Media, Inc., Class A(x)*	833	7,780
tronc, Inc.*	974	16,441

		7,574,235

Multiline Retail (0.1%)
Fred’s, Inc., Class A	2,997	27,153
Sears Canada, Inc.(x)*	56,000	137,760
Sears Holdings Corp.(x)*	794	9,099
Tuesday Morning Corp.*	4,048	24,207

		198,219

Specialty Retail (1.9%)
Aaron’s, Inc.	5,938	150,944
Abercrombie & Fitch Co., Class A	6,132	97,437
American Eagle Outfitters, Inc.(x)	1,493	26,665
America’s Car-Mart, Inc.*	713	25,946
Ascena Retail Group, Inc.*	9,863	55,134
At Home Group, Inc.*	460	6,969
Barnes & Noble Education, Inc.*	3,620	34,643
Barnes & Noble, Inc.	5,692	64,320
Big 5 Sporting Goods Corp.	1,589	21,642
Boot Barn Holdings, Inc.(x)*	1,189	13,531
Buckle, Inc.(x)	1,704	40,947
Build-A-Bear Workshop, Inc.*	1,145	11,862
Caleres, Inc.	3,854	97,468
Cato Corp., Class A	1,847	60,748
Chico’s FAS, Inc.	1,219	14,506
Citi Trends, Inc.	1,284	25,590
Conn’s, Inc.(x)*	1,845	19,040
Container Store Group, Inc.(x)*	1,097	5,507
Destination XL Group, Inc.*	922	3,992
DSW, Inc., Class A	6,061	124,129
Express, Inc.*	6,711	79,123
Finish Line, Inc., Class A(x)	2,604	60,100
Genesco, Inc.*	1,628	88,661
Group 1 Automotive, Inc.	1,444	92,243
Guess?, Inc.	5,494	80,267
Haverty Furniture Cos., Inc.	1,743	34,930
Hibbett Sports, Inc.(x)*	424	16,918
Kirkland’s, Inc.*	747	9,098
Lumber Liquidators Holdings, Inc.(x)*	2,384	46,893
MarineMax, Inc.*	982	20,573
Office Depot, Inc.	48,696	173,845
Party City Holdco, Inc.(x)*	1,364	23,352
Penske Automotive Group, Inc.(x)	14,000	674,520
Pier 1 Imports, Inc.(x)	6,228	26,407
Rent-A-Center, Inc.	4,670	59,029
Restoration Hardware Holdings, Inc.(x)*	3,498	120,961
Sears Hometown and Outlet Stores, Inc.*	63,647	313,780
Shoe Carnival, Inc.	1,272	33,912
Sonic Automotive, Inc., Class A	2,546	47,865
Sportsman’s Warehouse Holdings, Inc.(x)*	158	1,662
Stage Stores, Inc.(x)	2,335	13,099
Tailored Brands, Inc.	3,087	48,466
Tilly’s, Inc., Class A*	1,078	10,122
Vitamin Shoppe, Inc.(x)*	2,050	55,043
West Marine, Inc.*	1,667	13,786
Zumiez, Inc.(x)*	1,627	29,286

		3,074,961

Textiles, Apparel & Luxury Goods (0.6%)
Deckers Outdoor Corp.*	2,721	162,036
Delta Apparel, Inc.*	648	10,666
Fossil Group, Inc.*	3,785	105,110
G-III Apparel Group Ltd.*	781	22,766
Iconix Brand Group, Inc.(x)*	3,894	31,619
Movado Group, Inc.	17,784	382,000
Perry Ellis International, Inc.*	1,122	21,632
Sequential Brands Group, Inc.(x)*	3,525	28,200
Unifi, Inc.*	1,404	41,320
Vera Bradley, Inc.*	511	7,742
Vince Holding Corp.(x)*	1,810	10,208
Wolverine World Wide, Inc.	7,348	169,224

		992,523

Total Consumer Discretionary		27,278,692

Consumer Staples (2.8%)
Beverages (0.2%)
Craft Brew Alliance, Inc.*	741	13,953
Crimson Wine Group Ltd.*	42,400	366,760

		380,713

Food & Staples Retailing (0.4%)
Andersons, Inc.	2,415	87,375
Chefs’ Warehouse, Inc.*	159	1,771
Ingles Markets, Inc., Class A	1,265	50,018
Natural Grocers by Vitamin Cottage, Inc.(x)*	848	9,464
Smart & Final Stores, Inc.(x)*	671	8,569
SpartanNash Co.	3,321	96,043
SUPERVALU, Inc.(x)*	24,032	119,920
United Natural Foods, Inc.*	4,465	178,778
Village Super Market, Inc., Class A	647	20,710
Weis Markets, Inc.	848	44,944

		617,592

Food Products (0.7%)
AdvancePierre Foods Holdings, Inc.	713	19,650
Alico, Inc.	1,465	39,350
Cal-Maine Foods, Inc.(x)	621	23,933
Darling Ingredients, Inc.*	10,786	145,719
Dean Foods Co.(x)	4,139	67,880
Fresh Del Monte Produce, Inc.	2,730	163,527
John B. Sanfilippo & Son, Inc.	560	28,745
Landec Corp.*	1,867	25,037
Limoneira Co.	86	1,625
Omega Protein Corp.*	1,862	43,515
Sanderson Farms, Inc.(x)	1,798	173,201
Seaboard Corp.*	24	82,560

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Seneca Foods Corp., Class A*	589	$16,633
Snyder’s-Lance, Inc.	7,229	242,750

		1,074,125

Household Products (0.1%)
Central Garden & Pet Co.(x)*	804	20,904
Central Garden & Pet Co., Class A*	2,616	64,877
Oil-Dri Corp. of America	431	16,223

		102,004

Personal Products (1.3%)
Avon Products, Inc.	31,215	176,677
Inter Parfums, Inc.	55,659	1,796,116
Nature’s Sunshine Products, Inc.	753	12,048
Nutraceutical International Corp.*	731	22,837
Revlon, Inc., Class A*	748	27,511
Synutra International, Inc.*	1,489	6,343

		2,041,532

Tobacco (0.1%)
Alliance One International, Inc.*	787	15,048
Turning Point Brands, Inc.*	270	3,245
Universal Corp.	1,995	116,149
Vector Group Ltd.(x)	4,673	100,599

		235,041

Total Consumer Staples		4,451,007

Energy (3.6%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	6,258	81,855
Atwood Oceanics, Inc.(x)	5,543	48,169
Bristow Group, Inc.	3,049	42,747
CARBO Ceramics, Inc.(x)	1,764	19,298
Dawson Geophysical Co.*	1,837	14,016
Era Group, Inc.*	1,798	14,474
Exterran Corp.*	2,839	44,515
Fairmount Santrol Holdings, Inc.(x)*	6,383	54,128
Forum Energy Technologies, Inc.*	5,397	107,184
Geospace Technologies Corp.*	1,175	22,889
Helix Energy Solutions Group, Inc.*	9,062	73,674
Hornbeck Offshore Services, Inc.(x)*	2,969	16,329
Independence Contract Drilling, Inc.*	2,666	13,996
Matrix Service Co.*	2,396	44,949
McDermott International, Inc.*	21,803	109,233
Natural Gas Services Group, Inc.*	1,076	26,459
Newpark Resources, Inc.*	7,466	54,950
Oil States International, Inc.*	4,608	145,474
Parker Drilling Co.*	10,875	23,599
PHI, Inc. (Non-Voting)*	958	17,407
Pioneer Energy Services Corp.*	5,704	23,044
RigNet, Inc.*	1,068	16,148
SEACOR Holdings, Inc.*	1,437	85,487
Seadrill Ltd.(x)*	34,199	81,052
Subsea 7 S.A. (ADR)*	60,000	648,000
TerraVest Capital, Inc.	300	1,704
Tesco Corp.	4,105	33,497
TETRA Technologies, Inc.*	2,569	15,697
Tidewater, Inc.(x)	4,206	11,861
Unit Corp.*	4,561	84,835
Willbros Group, Inc.*	3,900	7,332

		1,984,002

Oil, Gas & Consumable Fuels (2.3%)
Abraxas Petroleum Corp.(x)*	5,992	10,127
Adams Resources & Energy, Inc.	183	7,196
Alon USA Energy, Inc.	2,864	23,084
Ardmore Shipping Corp.	2,515	17,706
Bill Barrett Corp.(x)*	4,445	24,714
California Resources Corp.(x)*	2,869	35,863
Clayton Williams Energy, Inc.(x)*	539	46,052
Clean Energy Fuels Corp.*	7,888	35,259
Cobalt International Energy, Inc.*	36,918	45,778
Contango Oil & Gas Co.*	1,567	16,015
CVR Energy, Inc.(x)	1,319	18,163
Delek U.S. Holdings, Inc.	5,566	96,236
Denbury Resources, Inc.*	31,698	102,385
DHT Holdings, Inc.	8,304	34,794
Dorian LPG Ltd.*	2,198	13,188
Earthstone Energy, Inc.(x)*	99	851
Eclipse Resources Corp.*	5,222	17,180
EP Energy Corp., Class A(x)*	3,446	15,093
Erin Energy Corp.(x)*	985	2,315
EXCO Resources, Inc.(x)*	12,627	13,511
Frontline Ltd.(x)	5,858	42,002
GasLog Ltd.(x)	3,671	53,413
Gener8 Maritime, Inc.*	3,708	18,985
Golar LNG Ltd.(x)	8,003	169,664
Green Plains, Inc.	3,260	85,412
Jones Energy, Inc., Class A*	5,104	18,170
Navigator Holdings Ltd.*	10,800	77,652
Navios Maritime Acquisition Corp.	7,356	9,931
Nordic American Tankers Ltd.(x)	7,780	78,656
Northern Oil and Gas, Inc.(x)*	4,185	11,216
Oasis Petroleum, Inc.(x)*	16,057	184,174
Overseas Shipholding Group, Inc., Class A	3,281	34,680
Pacific Ethanol, Inc.*	2,622	18,118
Panhandle Oil and Gas, Inc., Class A	651	11,412
Par Pacific Holdings, Inc.(x)*	31,428	411,078
PDC Energy, Inc.*	5,006	335,702
Permian Basin Royalty Trust	63,100	439,807
Renewable Energy Group, Inc.*	3,647	30,890
REX American Resources Corp.*	511	43,312
Ring Energy, Inc.*	3,224	35,303
RSP Permian, Inc.*	7,076	274,407
Sanchez Energy Corp.(x)*	3,406	30,109
Scorpio Tankers, Inc.	14,742	68,255
SemGroup Corp., Class A	4,766	168,526
Ship Finance International Ltd.(x)	5,343	78,702
Synergy Resources Corp.*	14,830	102,772
Teekay Corp.	4,008	30,902
Teekay Tankers Ltd., Class A	10,578	26,762
W&T Offshore, Inc.(x)*	3,280	5,773
Western Refining, Inc.	7,240	191,570
Westmoreland Coal Co.*	1,718	15,221

		3,678,086

Total Energy		5,662,088

Financials (28.2%)
Banks (8.8%)
1st Source Corp.	1,403	50,080
Access National Corp.	736	17,590
ACNB Corp.	527	14,008
Allegiance Bancshares, Inc.(x)*	900	24,300
American National Bankshares, Inc.	717	20,040
Ameris Bancorp(x)	804	28,100
Ames National Corp.	758	20,966
Arrow Financial Corp.	1,011	33,206
Atlantic Capital Bancshares, Inc.*	1,279	19,159
Banc of California, Inc.	1,262	22,035
BancFirst Corp.	700	50,757
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,745	77,354
Bancorp, Inc.*	3,152	20,236
BancorpSouth, Inc.	7,812	181,238
Bank of Marin Bancorp/California	534	26,556
Bankwell Financial Group, Inc.	438	10,376

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Banner Corp.	2,705	$118,317
Bar Harbor Bankshares	534	19,608
Berkshire Hills Bancorp, Inc.	2,781	77,062
Blue Hills Bancorp, Inc.(x)	2,027	30,446
BNC Bancorp	3,299	80,232
Boston Private Financial Holdings, Inc.	7,373	94,596
Bridge Bancorp, Inc.	1,499	42,856
Brookline Bancorp, Inc.	6,273	76,468
Bryn Mawr Bank Corp.	1,497	47,889
BSB Bancorp, Inc./Massachusetts*	728	17,057
C&F Financial Corp.	290	12,493
California First National Bancorp	163	2,275
Camden National Corp.	914	43,634
Capital Bank Financial Corp., Class A	842	27,037
Capital City Bank Group, Inc.	1,001	14,785
Cardinal Financial Corp.	2,638	68,825
Carolina Financial Corp.(x)	923	20,620
Cascade Bancorp*	2,893	17,532
Cathay General Bancorp	6,590	202,840
CenterState Banks, Inc.	4,183	74,165
Central Pacific Financial Corp.	2,728	68,718
Central Valley Community Bancorp(x)	784	12,434
Century Bancorp, Inc./Massachusetts, Class A	238	10,786
Chemical Financial Corp.	4,005	176,741
Chemung Financial Corp.	275	7,972
Citizens & Northern Corp.	1,026	22,541
City Holding Co.	1,308	65,779
CNB Financial Corp./Pennsylvania	1,237	26,175
CoBiz Financial, Inc.	3,003	39,970
Codorus Valley Bancorp, Inc.(x)	689	15,075
Columbia Banking System, Inc.	5,224	170,929
Community Bank System, Inc.	3,869	186,138
Community Trust Bancorp, Inc.	1,363	50,581
CommunityOne Bancorp(x)*	1,172	16,220
ConnectOne Bancorp, Inc.	2,581	46,613
County Bancorp, Inc.	131	2,621
CU Bancorp*	1,283	29,265
Customers Bancorp, Inc.*	1,327	33,387
CVB Financial Corp.	9,093	160,128
Eagle Bancorp, Inc.*	587	28,957
Enterprise Bancorp, Inc./Massachusetts	752	21,056
Enterprise Financial Services Corp.	1,725	53,906
Equity Bancshares, Inc., Class A(x)*	476	12,347
F.N.B. Corp./Pennsylvania	18,953	233,122
Farmers Capital Bank Corp.	661	19,592
Farmers National Banc Corp.	2,216	23,888
FCB Financial Holdings, Inc., Class A*	2,704	103,915
Fidelity Southern Corp.	1,876	34,500
Financial Institutions, Inc.	1,241	33,644
First Bancorp, Inc./Maine	902	21,621
First Bancorp/North Carolina	1,774	35,107
First BanCorp/Puerto Rico*	10,039	52,203
First Busey Corp.	2,775	62,715
First Business Financial Services, Inc.	713	16,756
First Citizens BancShares, Inc./North Carolina, Class A	674	198,082
First Commonwealth Financial Corp.	8,013	80,851
First Community Bancshares, Inc./Virginia	1,395	34,596
First Community Financial Partners, Inc.(x)*	1,243	11,833
First Connecticut Bancorp, Inc./Connecticut	957	17,025
First Financial Bancorp	5,510	120,338
First Financial Bankshares, Inc.(x)	2,155	78,528
First Financial Corp./Indiana	893	36,327
First Financial Northwest, Inc.	808	11,449
First Foundation, Inc.*	802	19,785
First Internet Bancorp(x)	479	11,060
First Interstate BancSystem, Inc., Class A	1,775	55,930
First Merchants Corp.	3,664	98,012
First Mid-Illinois Bancshares, Inc.(x)	709	19,327
First Midwest Bancorp, Inc./Illinois	7,255	140,457
First NBC Bank Holding Co.*	1,424	13,443
First Northwest Bancorp(x)*	1,031	13,908
First of Long Island Corp.	1,278	42,366
Flushing Financial Corp.	2,511	59,561
Franklin Financial Network, Inc.*	620	23,188
Fulton Financial Corp.	15,271	221,735
German American Bancorp, Inc.	1,271	49,480
Glacier Bancorp, Inc.	6,855	195,505
Great Southern Bancorp, Inc.	966	39,316
Great Western Bancorp, Inc.	5,311	176,963
Green Bancorp, Inc.*	1,884	20,592
Guaranty Bancorp	1,347	24,044
Hancock Holding Co.	6,971	226,070
Hanmi Financial Corp.	2,828	74,490
HarborOne Bancorp, Inc.*	1,208	19,038
Heartland Financial USA, Inc.	1,981	71,455
Heritage Commerce Corp.	2,121	23,204
Heritage Financial Corp./Washington	2,655	47,657
Heritage Oaks Bancorp	2,169	17,786
Hilltop Holdings, Inc.*	6,774	152,144
HomeTrust Bancshares, Inc.*	1,515	28,028
Hope Bancorp, Inc.	11,552	200,658
Horizon Bancorp/Indiana	1,157	33,993
IBERIABANK Corp.	3,636	244,048
Independent Bank Corp./Massachusetts(x)	2,325	125,759
Independent Bank Corp./Michigan	1,818	30,597
Independent Bank Group, Inc.	1,002	44,258
International Bancshares Corp.	4,823	143,629
Investors Bancorp, Inc.	26,838	322,324
Lakeland Bancorp, Inc.	3,500	49,140
Lakeland Financial Corp.	2,161	76,543
LCNB Corp.(x)	753	13,720
LegacyTexas Financial Group, Inc.	3,998	126,457
Macatawa Bank Corp.	2,373	18,960
MainSource Financial Group, Inc.	2,073	51,721
MB Financial, Inc.	6,785	258,101
MBT Financial Corp.	1,577	14,272
Mercantile Bank Corp.	1,423	38,208
Merchants Bancshares, Inc./Vermont	515	16,681
Middleburg Financial Corp.	414	11,708
Midland States Bancorp, Inc.	343	8,692
MidWestOne Financial Group, Inc.	744	22,595
MutualFirst Financial, Inc.(x)	471	13,061
National Bankshares, Inc./Virginia(x)	605	22,252
National Commerce Corp.(x)*	759	20,539
NBT Bancorp, Inc.	3,807	125,136
Nicolet Bankshares, Inc.*	683	26,193
Northrim BanCorp, Inc.	610	15,708
OFG Bancorp	3,923	39,662
Old Line Bancshares, Inc.	755	14,896
Old National Bancorp/Indiana	11,977	168,397

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Old Second Bancorp, Inc.	2,580	$21,440
Opus Bank	559	19,772
Orrstown Financial Services, Inc.(x)	652	12,877
Pacific Continental Corp.	1,690	28,426
Pacific Mercantile Bancorp*	1,372	10,112
Pacific Premier Bancorp, Inc.*	1,630	43,130
Park National Corp.	1,192	114,432
Park Sterling Corp.	3,147	25,554
Peapack-Gladstone Financial Corp.	1,439	32,248
Penns Woods Bancorp, Inc.(x)	402	17,873
Peoples Bancorp, Inc./Ohio	1,443	35,483
Peoples Financial Services Corp.(x)	615	25,067
People’s Utah Bancorp	1,152	23,443
Pinnacle Financial Partners, Inc.	3,366	182,033
Preferred Bank/California	1,082	38,681
Premier Financial Bancorp, Inc.(x)	753	12,906
PrivateBancorp, Inc.	7,074	324,838
Prosperity Bancshares, Inc.	5,957	326,980
QCR Holdings, Inc.	1,072	34,025
Renasant Corp.	3,672	123,489
Republic Bancorp, Inc./Kentucky, Class A	856	26,604
Republic First Bancorp, Inc.(x)*	3,034	12,470
S&T Bancorp, Inc.	3,078	89,231
Sandy Spring Bancorp, Inc.	2,113	64,616
Seacoast Banking Corp. of Florida*	2,689	43,266
Shore Bancshares, Inc.	1,135	13,370
Sierra Bancorp	1,039	19,492
Simmons First National Corp., Class A	2,636	131,536
South State Corp.	2,128	159,685
Southern First Bancshares, Inc.*	512	14,121
Southern National Bancorp of Virginia, Inc.	988	12,893
Southside Bancshares, Inc.	2,204	70,925
Southwest Bancorp, Inc./Oklahoma.	1,631	30,973
State Bank Financial Corp.	3,146	71,792
Sterling Bancorp/Delaware	11,424	199,920
Stock Yards Bancorp, Inc.	1,901	62,657
Stonegate Bank	1,029	34,729
Suffolk Bancorp	1,030	35,813
Summit Financial Group, Inc.(x)	746	14,293
Sun Bancorp, Inc./New Jersey	945	21,792
Texas Capital Bancshares, Inc.*	3,853	211,607
Tompkins Financial Corp.	1,300	99,333
Towne Bank/Virginia	5,019	120,607
TriCo Bancshares	1,820	48,721
TriState Capital Holdings, Inc.*	1,996	32,235
Triumph Bancorp, Inc.*	1,403	27,836
Trustmark Corp.	6,068	167,234
UMB Financial Corp.	3,994	237,443
Umpqua Holdings Corp.	19,644	295,642
Union Bankshares Corp.	3,898	104,349
United Bankshares, Inc./West Virginia(x)	5,906	222,479
United Community Banks, Inc./Georgia	6,306	132,552
Univest Corp. of Pennsylvania	2,218	51,812
Valley National Bancorp	22,345	217,417
Veritex Holdings, Inc.*	520	9,043
Washington Trust Bancorp, Inc.	1,335	53,694
WashingtonFirst Bankshares, Inc.(x)	720	17,719
Webster Financial Corp.	8,273	314,457
WesBanco, Inc.	3,599	118,335
West Bancorp, Inc.	1,417	27,773
Westamerica Bancorp(x)	2,217	112,801
Wintrust Financial Corp.	4,581	254,566
Xenith Bankshares, Inc.*	2,998	6,925
Yadkin Financial Corp.	4,495	118,174

		13,957,362

Capital Markets (3.6%)
Actua Corp.*	3,239	41,945
Arlington Asset Investment Corp., Class A(x)	2,009	29,713
Associated Capital Group, Inc., Class A	85,397	3,028,178
B. Riley Financial, Inc.(x)	805	10,755
BGC Partners, Inc., Class A	200	1,750
Calamos Asset Management, Inc., Class A	1,501	10,237
Clarke, Inc.	3,700	25,749
Cowen Group, Inc., Class A(x)*	8,801	31,948
Dundee Corp., Class A*	151,400	787,280
FBR & Co.	548	7,256
Federated Investors, Inc., Class B	14,600	432,598
GAIN Capital Holdings, Inc.	2,798	17,292
GAMCO Investors, Inc., Class A	5,649	160,827
Greenhill & Co., Inc.	650	15,320
INTL FCStone, Inc.*	1,364	52,991
Investment Technology Group, Inc.	2,530	43,364
Janus Capital Group, Inc.	13,008	182,242
KCG Holdings, Inc., Class A*	4,729	73,441
Ladenburg Thalmann Financial Services, Inc.*	8,110	18,734
Manning & Napier, Inc.	1,352	9,586
Medley Management, Inc., Class A	304	2,557
OM Asset Management plc	1,163	16,177
Oppenheimer Holdings, Inc., Class A	911	13,018
Piper Jaffray Cos.*	1,273	61,486
PJT Partners, Inc., Class A(x)	1,600	43,632
Pzena Investment Management, Inc., Class A	323	2,487
Safeguard Scientifics, Inc.*	1,820	23,587
Senvest Capital, Inc.*	1,110	128,645
Stifel Financial Corp.*	5,782	222,318
Virtu Financial, Inc., Class A	159	2,380
Virtus Investment Partners, Inc.	506	49,517
Waddell & Reed Financial, Inc., Class A	6,463	117,368
Walter Investment Management Corp.(x)*	702	2,850

		5,667,228

Consumer Finance (1.2%)
Emergent Capital, Inc.*	421,300	1,234,409
Encore Capital Group, Inc.(x)*	2,176	48,917
Enova International, Inc.*	2,430	23,522
EZCORP, Inc., Class A*	4,561	50,445
FirstCash, Inc.	1,803	84,885
Green Dot Corp., Class A*	3,183	73,400
LendingClub Corp.(x)*	16,510	102,032
Nelnet, Inc., Class A	1,838	74,200
PRA Group, Inc.(x)*	4,160	143,686
Regional Management Corp.*	884	19,139
World Acceptance Corp.*	552	27,070

		1,881,705

Diversified Financial Services (8.9%)
BBX Capital Corp., Class A*	245	5,054
FNFV Group*	5,978	74,605
Marlin Business Services Corp.	703	13,624
NewStar Financial, Inc.*	2,244	21,789
On Deck Capital, Inc.(x)*	4,377	24,949
Onex Corp.	50,000	3,227,000
PICO Holdings, Inc.*	1,782	21,010
Texas Pacific Land Trust	45,500	10,697,050

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Tiptree Financial, Inc., Class A	1,956	$11,619

		14,096,700

Insurance (2.7%)
Ambac Financial Group, Inc.*	3,840	70,618
American Equity Investment Life Holding Co.	7,484	132,691
AMERISAFE, Inc.	441	25,922
AmTrust Financial Services, Inc.	17,100	458,793
Argo Group International Holdings Ltd.	2,619	147,764
Atlas Financial Holdings, Inc.*	519	8,185
Baldwin & Lyons, Inc., Class B	840	21,529
Blue Capital Reinsurance Holdings Ltd.	551	10,094
Citizens, Inc./Texas(x)*	4,319	40,426
CNO Financial Group, Inc.	16,002	244,351
Donegal Group, Inc., Class A	793	12,775
EMC Insurance Group, Inc.	772	20,790
Employers Holdings, Inc.	2,821	84,150
Enstar Group Ltd.*	1,022	168,088
FBL Financial Group, Inc., Class A	898	57,445
Federated National Holding Co.(x)	1,160	21,680
Fidelity & Guaranty Life	1,059	24,558
Genworth Financial, Inc., Class A*	31,662	157,044
Global Indemnity plc*	790	23,463
Greenlight Capital Reinsurance Ltd., Class A*	51,475	1,052,149
Hallmark Financial Services, Inc.*	1,315	13,531
HCI Group, Inc.	826	25,077
Heritage Insurance Holdings, Inc.	2,467	35,550
Horace Mann Educators Corp.	3,623	132,783
Independence Holding Co.	715	12,284
Infinity Property & Casualty Corp.	985	81,391
Investors Title Co.	136	13,532
James River Group Holdings Ltd.	1,292	46,770
Kemper Corp.	3,493	137,345
Kinsale Capital Group, Inc.	509	11,198
Maiden Holdings Ltd.	4,691	59,529
MBIA, Inc.*	11,593	90,309
National General Holdings Corp.	1,865	41,478
National Interstate Corp.	512	16,655
National Western Life Group, Inc., Class A	194	39,842
Navigators Group, Inc.	1,023	99,149
OneBeacon Insurance Group Ltd., Class A	1,856	26,504
RLI Corp.	619	42,315
Safety Insurance Group, Inc.	1,300	87,386
Selective Insurance Group, Inc.	5,126	204,322
State Auto Financial Corp.	1,311	31,215
State National Cos., Inc.	2,578	28,667
Stewart Information Services Corp.	2,073	92,145
Third Point Reinsurance Ltd.*	5,608	67,296
United Fire Group, Inc.	1,957	82,820
United Insurance Holdings Corp.	416	7,064
Universal Insurance Holdings, Inc.(x)	820	20,664

		4,329,336

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	2,514	39,596
Altisource Residential Corp. (REIT)	4,733	51,590
American Capital Mortgage Investment Corp. (REIT)	4,093	70,359
Anworth Mortgage Asset Corp. (REIT)	8,572	42,174
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,486	106,176
Ares Commercial Real Estate Corp. (REIT)	2,455	30,933
ARMOUR Residential REIT, Inc. (REIT)	3,294	74,252
Capstead Mortgage Corp. (REIT)	8,647	81,541
Colony Capital, Inc. (REIT), Class A	10,169	185,381
CYS Investments, Inc. (REIT)	13,659	119,106
Dynex Capital, Inc. (REIT)	3,978	29,517
Great Ajax Corp. (REIT)	1,337	18,250
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,643	85,137
Invesco Mortgage Capital, Inc. (REIT)	10,144	154,493
Ladder Capital Corp. (REIT)	3,446	45,625
New Residential Investment Corp. (REIT)	21,580	298,020
New York Mortgage Trust, Inc. (REIT)	10,000	60,200
Orchid Island Capital, Inc. (REIT)(x)	1,447	15,078
Owens Realty Mortgage, Inc. (REIT)	889	15,398
PennyMac Mortgage Investment Trust (REIT)‡	6,121	95,365
Redwood Trust, Inc. (REIT)	6,904	97,761
Resource Capital Corp. (REIT)(x)	2,751	35,240
United Development Funding IV (REIT)(b)(x)†	2,856	6,854
Western Asset Mortgage Capital Corp. (REIT)	3,760	39,179

		1,797,225

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.	8,348	121,881
Bank Mutual Corp.	3,676	28,232
BankFinancial Corp.	1,383	17,564
Bear State Financial, Inc.(x)	1,665	15,301
Beneficial Bancorp, Inc.	6,353	93,453
BofI Holding, Inc.(x)*	357	7,997
Capitol Federal Financial, Inc.	11,490	161,664
Charter Financial Corp./Maryland	1,235	15,907
Clifton Bancorp, Inc.	1,966	30,060
Dime Community Bancshares, Inc.	2,845	47,682
ESSA Bancorp, Inc.	737	10,193
EverBank Financial Corp.	9,302	180,087
Federal Agricultural Mortgage Corp., Class C	780	30,810
First Defiance Financial Corp.	790	35,266
Flagstar Bancorp, Inc.*	1,895	52,586
Greene County Bancorp, Inc.(x)	202	3,367
Hingham Institution for Savings	65	9,002
Home Bancorp, Inc.	442	12,376
HomeStreet, Inc.*	2,137	53,553
Impac Mortgage Holdings, Inc.*	704	9,286
Kearny Financial Corp.	8,333	113,412
Lake Sunapee Bank Group	708	12,794
Meridian Bancorp, Inc.	3,676	57,235
Meta Financial Group, Inc.	742	44,973
MGIC Investment Corp.*	30,828	246,624
Nationstar Mortgage Holdings, Inc.(x)*	1,380	20,438
NMI Holdings, Inc., Class A*	4,537	34,572
Northfield Bancorp, Inc.	3,417	55,014
Northwest Bancshares, Inc.	8,642	135,766
OceanFirst Financial Corp.	1,851	35,650
Ocwen Financial Corp.(x)*	9,184	33,705
Oritani Financial Corp.	3,457	54,344

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PennyMac Financial Services, Inc., Class A*‡	468	$7,961
PHH Corp.*	4,786	69,158
Provident Bancorp, Inc.*	361	5,632
Provident Financial Holdings, Inc.	586	11,462
Provident Financial Services, Inc.	5,516	117,105
Radian Group, Inc.	19,167	259,713
SI Financial Group, Inc.	995	13,134
Southern Missouri Bancorp, Inc.	515	12,823
Territorial Bancorp, Inc.	673	19,288
TrustCo Bank Corp.	8,214	58,237
United Community Financial Corp./Ohio	4,187	29,770
United Financial Bancorp, Inc.	4,547	62,930
Walker & Dunlop, Inc.*	2,499	63,125
Washington Federal, Inc.	8,199	218,749
Waterstone Financial, Inc.	2,277	38,686
Westfield Financial, Inc.	1,297	9,922
WSFS Financial Corp.	2,578	94,071

		2,872,560

Total Financials		44,602,116

Health Care (2.4%)
Biotechnology (0.8%)
Acorda Therapeutics, Inc.*	3,325	69,426
Adamas Pharmaceuticals, Inc.(x)*	782	12,833
Adverum Biotechnologies, Inc.(x)*	2,147	8,824
Agenus, Inc.(x)*	1,118	8,027
Akebia Therapeutics, Inc.(x)*	2,230	20,181
AMAG Pharmaceuticals, Inc.(x)*	2,194	53,775
Ardelyx, Inc.*	2,341	30,293
ARIAD Pharmaceuticals, Inc.*	1,007	13,786
Array BioPharma, Inc.(x)*	11,748	79,299
Arrowhead Pharmaceuticals, Inc.(x)*	368	2,705
Atara Biotherapeutics, Inc.(x)*	1,964	42,010
Bellicum Pharmaceuticals, Inc.(x)*	641	12,756
BioCryst Pharmaceuticals, Inc.(x)*	1,048	4,622
Bluebird Bio, Inc.(x)*	2,084	141,254
Cara Therapeutics, Inc.(x)*	1,667	13,919
Celldex Therapeutics, Inc.(x)*	8,632	34,873
Cellular Biomedicine Group, Inc.(x)*	330	4,785
Chimerix, Inc.*	3,806	21,085
Cidara Therapeutics, Inc.*	889	10,179
Concert Pharmaceuticals, Inc.*	878	8,877
Corvus Pharmaceuticals, Inc.*	243	3,997
CytRx Corp.(x)*	680	400
Dimension Therapeutics, Inc.(x)*	664	5,305
Edge Therapeutics, Inc.*	896	9,327
Enanta Pharmaceuticals, Inc.*	1,410	37,520
Epizyme, Inc.(x)*	1,059	10,421
Esperion Therapeutics, Inc.*	1,339	18,545
Exelixis, Inc.*	7,788	99,609
Five Prime Therapeutics, Inc.*	1,856	97,421
Idera Pharmaceuticals, Inc.(x)*	614	1,572
Ignyta, Inc.*	947	5,957
Immunomedics, Inc.(x)*	686	2,229
Inotek Pharmaceuticals Corp.*	100	948
Karyopharm Therapeutics, Inc.*	1,699	16,531
Merrimack Pharmaceuticals, Inc.(x)*	4,174	26,505
Momenta Pharmaceuticals, Inc.*	4,447	51,985
NantKwest, Inc.(x)*	1,329	10,340
NewLink Genetics Corp.*	481	7,225
Osiris Therapeutics, Inc.(x)*	148	734
Otonomy, Inc.*	2,158	39,254
OvaScience, Inc.*	2,523	18,065
PDL BioPharma, Inc.	14,868	49,808
Pfenex, Inc.*	96	859
Portola Pharmaceuticals, Inc.*	378	8,584
PTC Therapeutics, Inc.*	3,011	42,184
REGENXBIO, Inc.(x)*	1,791	25,092
Retrophin, Inc.(x)*	3,252	72,780
Rigel Pharmaceuticals, Inc.*	1,751	6,426
Spectrum Pharmaceuticals, Inc.*	4,252	19,857
Stemline Therapeutics, Inc.*	1,218	13,191
Syndax Pharmaceuticals, Inc.*	203	3,077
Trovagene, Inc.(x)*	191	858
Versartis, Inc.(x)*	2,238	27,415
Voyager Therapeutics, Inc.(x)*	577	6,930
Zafgen, Inc.*	2,116	7,004

		1,341,464

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	1,011	89,575
AngioDynamics, Inc.*	2,435	42,710
Anika Therapeutics, Inc.*	241	11,532
AtriCure, Inc.(x)*	602	9,524
Cerus Corp.(x)*	1,233	7,657
CONMED Corp.	2,478	99,269
CryoLife, Inc.	938	16,481
Exactech, Inc.*	929	25,111
Haemonetics Corp.*	4,611	166,964
Halyard Health, Inc.*	4,213	146,023
ICU Medical, Inc.*	416	52,574
Integer Holdings Corp.*	2,770	60,081
Invacare Corp.	2,872	32,080
K2M Group Holdings, Inc.(x)*	1,591	28,288
Meridian Bioscience, Inc.	498	9,606
Merit Medical Systems, Inc.*	2,377	57,737
Quidel Corp.*	127	2,805
Rockwell Medical, Inc.(x)*	367	2,459
RTI Surgical, Inc.*	5,330	16,683
TransEnterix, Inc.(x)*	5,705	9,641
Wright Medical Group N.V.*	9,278	227,589

		1,114,389

Health Care Providers & Services (0.7%)
Aceto Corp.	264	5,013
Addus HomeCare Corp.*	604	15,801
Almost Family, Inc.*	547	20,113
American Renal Associates Holdings, Inc.*	108	1,973
BioScrip, Inc.(x)*	8,963	25,903
Community Health Systems, Inc.(x)*	10,048	115,954
Genesis Healthcare, Inc.*	1,587	4,237
Healthways, Inc.*	2,861	75,702
Kindred Healthcare, Inc.	7,619	77,866
LHC Group, Inc.*	1,254	46,248
Magellan Health, Inc.*	653	35,086
Molina Healthcare, Inc.*	1,313	76,574
National HealthCare Corp.	996	65,726
National Research Corp., Class A	159	2,590
Nobilis Health Corp.(x)*	4,608	15,437
Owens & Minor, Inc.	4,956	172,122
PharMerica Corp.*	2,666	74,835
Select Medical Holdings Corp.*	8,911	120,298
Surgery Partners, Inc.*	692	14,006
Triple-S Management Corp., Class B*	2,107	46,207
Universal American Corp.	4,062	31,074
USMD Holdings, Inc.(x)*	178	4,030

		1,046,795

Health Care Technology (0.0%)
Cotiviti Holdings, Inc.*	307	10,294
Evolent Health, Inc., Class A*	1,393	34,295
Vocera Communications, Inc.*	663	11,205

		55,794

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Life Sciences Tools & Services (0.1%)
Accelerate Diagnostics, Inc.*	126	$3,435
Albany Molecular Research, Inc.(x)*	1,270	20,968
Enzo Biochem, Inc.*	136	692
Luminex Corp.*	2,072	47,076
Medpace Holdings, Inc.*	212	6,330

		78,501

Pharmaceuticals (0.1%)
Aratana Therapeutics, Inc.*	237	2,218
Egalet Corp.*	1,491	11,347
Endocyte, Inc.*	3,217	9,941
Flex Pharma, Inc.(x)*	136	1,602
Innoviva, Inc.(x)*	798	8,770
Lannett Co., Inc.(x)*	2,502	66,478
Medicines Co.*	522	19,700
Omeros Corp.(x)*	1,259	14,051
Phibro Animal Health Corp., Class A	121	3,289
Tetraphase Pharmaceuticals, Inc.*	3,380	12,945
TherapeuticsMD, Inc.(x)*	856	5,829
WaVe Life Sciences Ltd.*	122	3,961
Zogenix, Inc.(x)*	2,269	25,935

		186,066

Total Health Care		3,823,009

Industrials (9.8%)
Aerospace & Defense (1.1%)
AAR Corp.	2,975	93,177
Aerojet Rocketdyne Holdings, Inc.*	2,625	46,148
Aerovironment, Inc.*	1,535	37,469
Cubic Corp.	2,284	106,914
Curtiss-Wright Corp.	1,090	99,310
DigitalGlobe, Inc.*	5,679	156,172
Ducommun, Inc.*	949	21,675
Engility Holdings, Inc.*	1,615	50,873
Esterline Technologies Corp.*	2,663	202,495
KEYW Holding Corp.(x)*	3,218	35,527
KLX, Inc.*	4,751	167,235
Kratos Defense & Security Solutions, Inc.(x)*	4,180	28,800
Mercury Systems, Inc.*	3,218	79,066
Moog, Inc., Class A*	2,604	155,042
National Presto Industries, Inc.	385	33,799
Sparton Corp.*	784	20,588
Teledyne Technologies, Inc.*	2,213	238,849
Triumph Group, Inc.	4,441	123,815
Vectrus, Inc.*	804	12,245

		1,709,199

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	3,717	53,339
Atlas Air Worldwide Holdings, Inc.*	2,210	94,632
Echo Global Logistics, Inc.*	371	8,555
Hub Group, Inc., Class A*	207	8,437
Park-Ohio Holdings Corp.	772	28,140
Radiant Logistics, Inc.*	1,285	3,650
XPO Logistics, Inc.(x)*	8,814	323,209

		519,962

Airlines (0.1%)
SkyWest, Inc.	4,506	119,003
Virgin America, Inc.*	86	4,602

		123,605

Building Products (0.1%)
Armstrong Flooring, Inc.*	1,978	37,345
CSW Industrials, Inc.*	1,299	42,075
Gibraltar Industries, Inc.*	998	37,076
Griffon Corp.	441	7,501
Quanex Building Products Corp.	2,805	48,414
Universal Forest Products, Inc.	225	22,160

		194,571

Commercial Services & Supplies (0.8%)
ABM Industries, Inc.	5,011	198,937
ACCO Brands Corp.*	9,573	92,284
ARC Document Solutions, Inc.*	3,956	14,795
Brady Corp., Class A	978	33,848
Casella Waste Systems, Inc., Class A*	3,492	35,968
CECO Environmental Corp.	2,632	29,689
CompX International, Inc.	134	1,552
Ennis, Inc.	2,280	38,418
Essendant, Inc.	3,145	64,535
G&K Services, Inc., Class A	418	39,915
Heritage-Crystal Clean, Inc.*	521	6,919
InnerWorkings, Inc.*	246	2,317
Interface, Inc.	674	11,249
Kimball International, Inc., Class B	511	6,612
McGrath RentCorp.	2,104	66,718
Mobile Mini, Inc.	1,040	31,408
MSA Safety, Inc.	882	51,191
NL Industries, Inc.*	576	2,264
Quad/Graphics, Inc.	1,221	32,625
SP Plus Corp.*	83	2,122
Team, Inc.*	191	6,248
Tetra Tech, Inc.	4,347	154,188
TRC Cos., Inc.*	1,636	14,184
UniFirst Corp.	1,231	162,320
Viad Corp.	808	29,791
VSE Corp.	803	27,294
West Corp.	3,387	74,785

		1,232,176

Construction & Engineering (0.4%)
Aegion Corp.*	3,146	59,994
Ameresco, Inc., Class A*	1,933	10,168
EMCOR Group, Inc.	4,533	270,258
Granite Construction, Inc.	857	42,627
Great Lakes Dredge & Dock Corp.*	4,864	17,024
HC2 Holdings, Inc.(x)*	2,952	16,088
Layne Christensen Co.*	1,651	14,050
MYR Group, Inc.*	1,260	37,926
NV5 Global, Inc.*	169	5,460
Orion Group Holdings, Inc.*	2,221	15,214
Tutor Perini Corp.*	2,878	61,791

		550,600

Electrical Equipment (0.3%)
American Superconductor Corp.(x)*	1,069	7,494
Atkore International Group, Inc.*	446	8,358
Babcock & Wilcox Enterprises, Inc.*	4,136	68,244
Encore Wire Corp.	1,820	66,921
EnerSys, Inc.	2,766	191,379
FuelCell Energy, Inc.(x)*	2,542	13,778
General Cable Corp.	320	4,794
LSI Industries, Inc.	1,790	20,102
Plug Power, Inc.(x)*	5,716	9,774
Powell Industries, Inc.	775	31,039
Power Solutions International, Inc.(x)*	115	1,179
Preformed Line Products Co.	224	9,446
Sunrun, Inc.(x)*	5,736	36,137
Thermon Group Holdings, Inc.*	2,889	57,058
TPI Composites, Inc.*	505	10,736
Vicor Corp.*	117	1,357

		537,796

Industrial Conglomerates (2.5%)
Icahn Enterprises LP	77,138	3,899,326

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Raven Industries, Inc.	1,218	$28,050

		3,927,376

Machinery (1.9%)
Actuant Corp., Class A	2,763	64,212
Alamo Group, Inc.	657	43,290
Albany International Corp., Class A	2,176	92,219
Altra Industrial Motion Corp.	382	11,067
American Railcar Industries, Inc.(x)	688	28,531
Astec Industries, Inc.	915	54,781
Barnes Group, Inc.	4,520	183,286
Blue Bird Corp.*	451	6,589
Briggs & Stratton Corp.	3,826	71,355
Chart Industries, Inc.*	2,756	90,480
CIRCOR International, Inc.	1,484	88,387
Colfax Corp.*	12,000	377,160
Columbus McKinnon Corp.	1,764	31,470
Douglas Dynamics, Inc.	284	9,071
Dynamic Materials Corp.	1,236	13,176
ESCO Technologies, Inc.	2,278	105,745
ExOne Co.(x)*	841	12,800
Federal Signal Corp.	5,389	71,458
Franklin Electric Co., Inc.	258	10,503
FreightCar America, Inc.	1,085	15,602
Gencor Industries, Inc.*	673	8,063
Global Brass & Copper Holdings, Inc.	151	4,362
Gorman-Rupp Co.	215	5,506
Graham Corp.(x)	857	16,369
Greenbrier Cos., Inc.(x)	2,451	86,520
Hardinge, Inc.	1,065	11,853
Harsco Corp.	7,265	72,141
Hurco Cos., Inc.	573	16,084
Hyster-Yale Materials Handling, Inc.	585	35,176
Joy Global, Inc.	8,874	246,165
Kadant, Inc.	792	41,271
Kennametal, Inc.	7,117	206,535
Lindsay Corp.(x)	121	8,952
Manitowoc Co., Inc.	11,498	55,075
Meritor, Inc.*	7,098	79,001
Milacron Holdings Corp.*	206	3,288
Miller Industries, Inc.	882	20,101
Mueller Industries, Inc.	1,435	46,523
Navistar International Corp.*	4,200	96,138
NN, Inc.	2,373	43,307
Rexnord Corp.*	1,749	37,446
SPX Corp.*	3,756	75,646
SPX FLOW, Inc.*	3,182	98,387
Standex International Corp.	262	24,332
Sun Hydraulics Corp.	215	6,938
Supreme Industries, Inc., Class A	475	9,168
Tennant Co.	88	5,702
Titan International, Inc.	4,017	40,652
TriMas Corp.*	4,072	75,780
Wabash National Corp.(x)*	4,280	60,947
Watts Water Technologies, Inc., Class A	144	9,337

		2,927,947

Marine (0.9%)
Clarkson plc	18,000	488,359
Costamare, Inc.	2,358	21,552
Matson, Inc.	2,143	85,463
Scorpio Bulkers, Inc.*	5,149	17,815
Stolt-Nielsen Ltd.	62,600	815,364

		1,428,553

Professional Services (0.5%)
Acacia Research Corp.	4,549	29,659
CBIZ, Inc.*	4,569	51,127
Cogint, Inc.(x)*	1,457	7,416
CRA International, Inc.*	810	21,538
Franklin Covey Co.*	211	3,758
FTI Consulting, Inc.*	3,435	153,063
Heidrick & Struggles International, Inc.	1,651	30,626
Hill International, Inc.*	1,961	9,040
Huron Consulting Group, Inc.*	1,714	102,429
ICF International, Inc.*	1,659	73,527
Kelly Services, Inc., Class A	2,450	47,089
Korn/Ferry International	2,127	44,667
Navigant Consulting, Inc.*	4,344	87,836
Resources Connection, Inc.	3,281	49,018
RPX Corp.*	4,588	49,046
TrueBlue, Inc.*	3,568	80,851

		840,690

Road & Rail (0.2%)
ArcBest Corp.	2,218	42,186
Celadon Group, Inc.	2,580	22,549
Covenant Transportation Group, Inc., Class A*	1,059	20,471
Knight Transportation, Inc.	419	12,021
Marten Transport Ltd.	2,039	42,819
P.A.M. Transportation Services, Inc.*	220	4,404
Roadrunner Transportation Systems, Inc.*	2,803	22,368
Saia, Inc.*	2,262	67,770
Universal Logistics Holdings, Inc.	212	2,845
USA Truck, Inc.*	818	8,376
Werner Enterprises, Inc.	3,991	92,871
YRC Worldwide, Inc.(x)*	2,317	28,545

		367,225

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	4,309	85,577
Applied Industrial Technologies, Inc.	1,844	86,189
BMC Stock Holdings, Inc.*	737	13,067
CAI International, Inc.*	1,498	12,388
DXP Enterprises, Inc.(x)*	1,173	33,067
GATX Corp.(x)	3,685	164,167
Kaman Corp.	2,195	96,404
Lawson Products, Inc.*	116	2,057
MRC Global, Inc.*	8,435	138,587
Neff Corp., Class A*	591	5,614
NOW, Inc.*	9,630	206,371
Real Industry, Inc.(x)*	4,200	25,704
Rush Enterprises, Inc., Class A*	2,545	62,302
Rush Enterprises, Inc., Class B*	519	12,617
Textainer Group Holdings Ltd.	2,070	15,504
Titan Machinery, Inc.*	1,609	16,734
Triton International Ltd.	2,965	39,108
Veritiv Corp.*	707	35,470
Willis Lease Finance Corp.*	409	9,722

		1,060,649

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,888	52,216

Total Industrials		15,472,565

Information Technology (6.3%)
Communications Equipment (1.9%)
ADTRAN, Inc.	1,554	29,744
Applied Optoelectronics, Inc.*	1,493	33,160
Bel Fuse, Inc., Class B	830	20,036
Black Box Corp.	1,339	18,612
Calix, Inc.*	3,724	27,371
Comtech Telecommunications Corp.	2,024	25,927

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Digi International, Inc.*	2,327	$26,528
EchoStar Corp., Class A*	36,000	1,577,880
Emcore Corp.	2,374	13,532
Finisar Corp.*	9,675	288,315
Harmonic, Inc.*	6,924	41,059
Infinera Corp.*	3,832	34,603
Ixia*	5,779	72,237
KVH Industries, Inc.*	1,398	12,316
NETGEAR, Inc.*	980	59,280
NetScout Systems, Inc.*	8,071	236,077
Oclaro, Inc.*	1,211	10,354
ShoreTel, Inc.*	4,641	37,128
Silicom Ltd.	358	14,821
Sonus Networks, Inc.*	3,724	28,973
ViaSat, Inc.*	3,346	249,779
Viavi Solutions, Inc.*	21,130	156,151

		3,013,883

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.*	1,227	13,644
Anixter International, Inc.*	2,613	168,538
AVX Corp.	4,154	57,284
Benchmark Electronics, Inc.*	4,457	111,202
Control4 Corp.*	1,790	21,981
CTS Corp.	2,807	52,210
Daktronics, Inc.	3,399	32,426
Electro Scientific Industries, Inc.*	2,462	13,886
ePlus, Inc.*	160	15,106
FARO Technologies, Inc.*	1,120	40,264
II-VI, Inc.*	3,846	93,573
Insight Enterprises, Inc.*	3,300	107,415
InvenSense, Inc.*	7,400	54,908
Kimball Electronics, Inc.*	2,524	34,983
Knowles Corp.*	7,961	111,852
Maxwell Technologies, Inc.*	2,907	15,000
Methode Electronics, Inc.	272	9,512
MTS Systems Corp.	123	5,662
Novanta, Inc.*	2,100	36,435
OSI Systems, Inc.*	1,575	102,973
Park Electrochemical Corp.	1,727	29,998
PC Connection, Inc.	999	26,394
Plexus Corp.*	2,997	140,200
RadiSys Corp.*	158	845
Rofin-Sinar Technologies, Inc.*	2,429	78,165
Rogers Corp.*	1,063	64,928
Sanmina Corp.*	6,612	188,244
ScanSource, Inc.*	2,258	82,417
SYNNEX Corp.	2,643	301,593
Systemax, Inc.	991	7,849
Tech Data Corp.*	3,147	266,582
TTM Technologies, Inc.*	6,532	74,791
Vishay Intertechnology, Inc.	12,262	172,772
Vishay Precision Group, Inc.*	1,114	17,857

		2,551,489

Internet Software & Services (0.2%)
Autobytel, Inc.*	622	11,072
Bankrate, Inc.*	4,306	36,515
Bazaarvoice, Inc.(x)*	7,422	43,864
Blucora, Inc.*	2,817	31,550
Everyday Health, Inc.*	1,763	13,557
Global Sources Ltd.*	719	6,097
Intralinks Holdings, Inc.*	3,530	35,512
Limelight Networks, Inc.*	6,684	12,499
Liquidity Services, Inc.*	2,233	25,099
Marchex, Inc., Class B*	3,090	8,559
MeetMe, Inc.*	470	2,914
Monster Worldwide, Inc.*	8,016	28,938
Numerex Corp., Class A*	1,005	7,819
QuinStreet, Inc.*	3,324	10,038
RealNetworks, Inc.*	2,054	9,161
Reis, Inc.	280	5,729
RetailMeNot, Inc.*	3,493	34,546
Rightside Group Ltd.*	1,015	9,236
TechTarget, Inc.*	1,132	9,124

		341,829

IT Services (0.5%)
Acxiom Corp.*	3,585	95,540
CACI International, Inc., Class A*	2,205	222,484
Cass Information Systems, Inc.	409	23,170
Convergys Corp.	3,995	121,528
Datalink Corp.*	1,705	18,090
EVERTEC, Inc.	1,049	17,602
ManTech International Corp., Class A	2,222	83,747
MoneyGram International, Inc.*	2,693	19,120
NCI, Inc., Class A	589	6,815
NeuStar, Inc., Class A(x)*	381	10,131
Perficient, Inc.*	919	18,518
PFSweb, Inc.*	60	536
ServiceSource International, Inc.*	2,171	10,594
Sykes Enterprises, Inc.*	3,531	99,327
Travelport Worldwide Ltd.	2,784	41,844
Unisys Corp.(x)*	1,551	15,107

		804,153

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	168	7,950
Advanced Micro Devices, Inc.(x)*	35,065	242,299
Alpha & Omega Semiconductor Ltd.*	1,609	34,948
Ambarella, Inc.(x)*	1,720	126,609
Amkor Technology, Inc.*	8,492	82,542
Axcelis Technologies, Inc.*	2,606	34,608
Brooks Automation, Inc.	6,071	82,626
Cabot Microelectronics Corp.	1,826	96,614
Cavium, Inc.*	744	43,301
Cohu, Inc.	2,357	27,671
Diodes, Inc.*	3,424	73,068
DSP Group, Inc.*	1,894	22,747
Entegris, Inc.*	4,728	82,362
Exar Corp.*	3,002	27,949
FormFactor, Inc.(x)*	2,614	28,362
GigPeak, Inc.(x)*	4,949	11,630
Impinj, Inc.*	196	7,334
Intersil Corp., Class A	12,021	263,621
IXYS Corp.	2,218	26,727
Kopin Corp.*	5,536	12,069
MKS Instruments, Inc.	4,529	225,227
Nanometrics, Inc.*	397	8,869
NeoPhotonics Corp.*	2,316	37,843
NVE Corp.	209	12,318
PDF Solutions, Inc.*	160	2,907
Photronics, Inc.*	5,859	60,406
Rambus, Inc.*	7,282	91,025
Rudolph Technologies, Inc.*	2,693	47,774
Sigma Designs, Inc.*	3,243	25,263
Tessera Technologies, Inc.	1,501	57,698
Ultra Clean Holdings, Inc.*	2,859	21,185
Ultratech, Inc.*	1,783	41,152
Veeco Instruments, Inc.*	3,578	70,236
Xcerra Corp.*	4,778	28,955

		2,065,895

Software (0.6%)
Bottomline Technologies de, Inc.*	488	11,375
Digimarc Corp.(x)*	45	1,726
EnerNOC, Inc.(x)*	350	1,894

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Epiq Systems, Inc.	1,240	$20,448
Glu Mobile, Inc.(x)*	9,348	20,940
Mentor Graphics Corp.	9,650	255,146
MicroStrategy, Inc., Class A*	403	67,478
Park City Group, Inc.(x)*	62	732
Progress Software Corp.*	3,881	105,563
QAD, Inc., Class A	831	18,598
Rosetta Stone, Inc.(x)*	387	3,282
Rubicon Project, Inc.*	2,036	16,858
SecureWorks Corp., Class A(x)*	385	4,816
Silver Spring Networks, Inc.*	174	2,467
Tangoe, Inc.*	2,505	20,666
Telenav, Inc.*	2,967	17,001
TiVo Corp.*	7,291	142,029
VASCO Data Security International, Inc.*	281	4,948
Verint Systems, Inc.*	5,602	210,803

		926,770

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	991	7,868
CPI Card Group, Inc.(x)	1,252	7,562
Diebold, Inc.	4,087	101,317
Eastman Kodak Co.*	301	4,515
Immersion Corp.(x)*	1,796	14,655
Silicon Graphics International Corp.*	589	4,535
Stratasys Ltd.(x)*	2,330	56,130
Super Micro Computer, Inc.*	2,740	64,034
USA Technologies, Inc.(x)*	380	2,130

		262,746

Total Information Technology		9,966,765

Materials (2.8%)
Chemicals (1.3%)
A. Schulman, Inc.	2,595	75,566
AgroFresh Solutions, Inc.(x)*	2,056	10,876
American Vanguard Corp.	2,544	40,857
Calgon Carbon Corp.	4,544	68,932
Chemtura Corp.*	2,815	92,360
Chermours Co.	2,754	44,064
FutureFuel Corp.	2,250	25,380
GCP Applied Technologies, Inc.*	999	28,292
Hawkins, Inc.	686	29,724
Ingevity Corp.*	759	34,990
Innophos Holdings, Inc.	188	7,338
Innospec, Inc.	2,120	128,917
KMG Chemicals, Inc.	454	12,862
Koppers Holdings, Inc.*	366	11,778
Kraton Corp.	2,670	93,557
Kronos Worldwide, Inc.(x)	1,937	16,058
LSB Industries, Inc.(x)*	1,895	16,259
Minerals Technologies, Inc.	1,443	102,006
Olin Corp.	14,913	306,015
OMNOVA Solutions, Inc.*	1,419	11,976
Platform Specialty Products Corp.(x)*	82,940	672,643
Quaker Chemical Corp.	288	30,508
Rayonier Advanced Materials, Inc.(x)	1,548	20,697
Stepan Co.	1,589	115,457
TerraVia Holdings, Inc.(x)*	7,139	19,632
Trecora Resources*	308	3,517
Tredegar Corp.	2,276	42,311
Tronox Ltd., Class A	5,821	54,543
Valhi, Inc.	2,143	4,929

		2,122,044

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	147	9,702

Containers & Packaging (0.1%)
Greif, Inc., Class A	2,314	114,751
Greif, Inc., Class B	502	30,416
UFP Technologies, Inc.*	574	15,211

		160,378

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	21,378	103,256
Allegheny Technologies, Inc.(x)	9,777	176,670
Ampco-Pittsburgh Corp.	769	8,528
Carpenter Technology Corp.	4,163	171,765
Century Aluminum Co.*	4,223	29,350
Cliffs Natural Resources, Inc.(x)*	19,184	112,226
Coeur Mining, Inc.*	3,827	45,273
Commercial Metals Co.	10,353	167,615
Dominion Diamond Corp.	10,000	97,400
Ferroglobe plc	5,921	53,467
Gold Resource Corp.	882	6,544
Handy & Harman Ltd.*	272	5,723
Haynes International, Inc.	1,115	41,378
Hecla Mining Co.	34,325	195,653
Kaiser Aluminum Corp.	1,007	87,095
Materion Corp.	1,794	55,094
McEwen Mining, Inc.(x)	33,454	122,776
Olympic Steel, Inc.	815	18,012
Ryerson Holding Corp.*	1,021	11,527
Sandstorm Gold Ltd.(x)*	12,000	60,360
Schnitzer Steel Industries, Inc., Class A	2,341	48,927
Stillwater Mining Co.*	11,008	147,067
SunCoke Energy, Inc.	5,814	46,628
TimkenSteel Corp.(x)*	3,568	37,286

		1,849,620

Paper & Forest Products (0.2%)
Boise Cascade Co.*	511	12,979
KapStone Paper and Packaging Corp.	7,279	137,719
Louisiana-Pacific Corp.*	900	16,947
P.H. Glatfelter Co.	3,918	84,942
Schweitzer-Mauduit International, Inc.	2,201	84,871

		337,458

Total Materials		4,479,202

Real Estate (10.4%)
Equity Real Estate Investment Trusts (REITs) (5.5%)
Acadia Realty Trust (REIT)	5,550	201,132
Agree Realty Corp. (REIT)	2,035	100,610
Alexander’s, Inc. (REIT)	5	2,098
American Assets Trust, Inc. (REIT)	2,294	99,514
Armada Hoffler Properties, Inc. (REIT)	363	4,864
Ashford Hospitality Prime, Inc. (REIT)	1,996	28,144
Ashford Hospitality Trust, Inc. (REIT)	7,130	41,996
Bluerock Residential Growth REIT, Inc. (REIT)(x)	1,668	21,684
CatchMark Timber Trust, Inc. (REIT), Class A	3,476	40,634
CBL & Associates Properties, Inc. (REIT)	15,240	185,014
Cedar Realty Trust, Inc. (REIT)	7,484	53,885
Chatham Lodging Trust (REIT)	3,394	65,334
Chesapeake Lodging Trust (REIT)	3,915	89,653
City Office REIT, Inc. (REIT)(x)	333	4,239

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Colony Starwood Homes (REIT)(x)	5,862	$168,239
Community Healthcare Trust, Inc. (REIT)	1,140	24,989
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	1,076	31,559
Cousins Properties, Inc. (REIT)	18,774	196,001
DiamondRock Hospitality Co. (REIT)	18,167	165,320
Easterly Government Properties, Inc. (REIT)	2,912	55,561
Education Realty Trust, Inc. (REIT)	5,691	245,510
Equity LifeStyle Properties, Inc. (REIT)	7,000	540,260
Farmland Partners, Inc. (REIT)(x)	1,075	12,040
FelCor Lodging Trust, Inc. (REIT)	1,570	10,095
First Industrial Realty Trust, Inc. (REIT)	8,160	230,275
First Potomac Realty Trust (REIT)	5,240	47,946
Four Corners Property Trust, Inc. (REIT)	1,238	26,407
Franklin Street Properties Corp. (REIT)	9,084	114,458
Geo Group, Inc. (REIT)(x)	5,243	124,679
Getty Realty Corp. (REIT)	2,346	56,140
Gladstone Commercial Corp. (REIT)	1,980	36,887
Global Medical REIT, Inc. (REIT)	688	6,715
Global Net Lease, Inc. (REIT)	15,342	125,191
Government Properties Income Trust (REIT)(x)	6,180	139,792
Gramercy Property Trust (REIT)	32,356	311,912
Healthcare Realty Trust, Inc. (REIT)	10,266	349,660
Hersha Hospitality Trust (REIT)	3,554	64,043
Hudson Pacific Properties, Inc. (REIT)	8,437	277,324
Independence Realty Trust, Inc. (REIT)	3,665	32,985
InfraREIT, Inc. (REIT)	3,643	66,084
Investors Real Estate Trust (REIT)	10,903	64,873
Kite Realty Group Trust (REIT)	7,444	206,348
LaSalle Hotel Properties (REIT)	9,624	229,725
Lexington Realty Trust (REIT)	20,685	213,055
LTC Properties, Inc. (REIT)	460	23,915
Mack-Cali Realty Corp. (REIT)	8,051	219,148
Medical Properties Trust, Inc. (REIT)	14,149	208,981
Monmouth Real Estate Investment Corp. (REIT)	4,686	66,869
Monogram Residential Trust, Inc. (REIT)	15,249	162,249
National Storage Affiliates Trust (REIT)	2,822	59,093
New Senior Investment Group, Inc. (REIT)	6,886	79,464
New York REIT, Inc. (REIT)	14,908	136,408
NexPoint Residential Trust, Inc. (REIT)	1,610	31,653
NorthStar Realty Europe Corp. (REIT)	5,388	58,999
One Liberty Properties, Inc. (REIT)(x)	1,143	27,615
Parkway Properties, Inc. (REIT)	7,254	123,391
Pebblebrook Hotel Trust (REIT)(x)	6,462	171,889
Pennsylvania Real Estate Investment Trust (REIT)	4,383	100,940
Physicians Realty Trust (REIT)	5,897	127,021
Preferred Apartment Communities, Inc. (REIT), Class A	1,975	26,682
RAIT Financial Trust (REIT)	8,141	27,517
Ramco-Gershenson Properties Trust (REIT)	7,093	132,923
Retail Opportunity Investments Corp. (REIT)	2,680	58,853
Rexford Industrial Realty, Inc. (REIT)	3,599	82,381
RLJ Lodging Trust (REIT)	10,997	231,267
Sabra Health Care REIT, Inc. (REIT)	4,861	122,400
Saul Centers, Inc. (REIT)	56	3,730
Select Income REIT (REIT)	5,682	152,846
Seritage Growth Properties (REIT), Class A(x)	2,248	113,929
Silver Bay Realty Trust Corp. (REIT)	3,026	53,046
Summit Hotel Properties, Inc. (REIT)	7,827	103,003
Sunstone Hotel Investors, Inc. (REIT)	19,565	250,236
Terreno Realty Corp. (REIT)	2,840	78,128
Tier REIT, Inc. (REIT)	4,313	66,593
UMH Properties, Inc. (REIT)	1,550	18,476
Washington Prime Group, Inc. (REIT)	13,171	163,057
Washington Real Estate Investment Trust (REIT)	4,329	134,718
Whitestone REIT (REIT)	2,300	31,924
Xenia Hotels & Resorts, Inc. (REIT)	9,341	141,796

		8,704,014

Real Estate Management & Development (4.9%)
Alexander & Baldwin, Inc.	1,973	75,803
AV Homes, Inc.(x)*	754	12,546
Consolidated-Tomoka Land Co.(x)	445	22,779
Dream Unlimited Corp.(x)*	382,700	2,132,213
Forestar Group, Inc.*	2,800	32,788
FRP Holdings, Inc.*	566	17,586
Griffin Industrial Realty, Inc.	52	1,648
Howard Hughes Corp.*	45,000	5,152,500
Kennedy-Wilson Holdings, Inc.	3,732	84,157
RE/MAX Holdings, Inc., Class A	1,584	69,347
St. Joe Co.*	4,544	83,519
Stratus Properties, Inc.*	552	13,469
Tejon Ranch Co.*	1,249	30,376
Trinity Place Holdings, Inc.(x)*	1,358	13,281

		7,742,012

Total Real Estate		16,446,026

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	939	61,073
Cincinnati Bell, Inc.*	19,142	78,099
Consolidated Communications Holdings, Inc.	1,372	34,629
FairPoint Communications, Inc.*	472	7,094
Globalstar, Inc.(x)*	12,551	15,187
Hawaiian Telcom Holdco, Inc.*	563	12,606
IDT Corp., Class B	621	10,706
Intelsat S.A.(x)*	2,778	7,528
Iridium Communications, Inc.(x)*	7,462	60,517
Lumos Networks Corp.*	1,536	21,504
ORBCOMM, Inc.*	439	4,500
pdvWireless, Inc.(x)*	896	20,518
Vonage Holdings Corp.*	15,303	101,153
Windstream Holdings, Inc.(x)	7,582	76,199

		511,313

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,286	13,220
NII Holdings, Inc.*	5,175	17,233

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Spok Holdings, Inc.	1,821	$32,450

		62,903

Total Telecommunication Services		574,216

Utilities (4.1%)
Electric Utilities (1.1%)
ALLETE, Inc.	4,461	265,965
El Paso Electric Co.	3,634	169,962
Empire District Electric Co.	3,957	135,092
Genie Energy Ltd., Class B(x)*	1,160	6,844
IDACORP, Inc.	4,542	355,548
MGE Energy, Inc.	1,674	94,597
Otter Tail Corp.	3,395	117,433
PNM Resources, Inc.	7,197	235,486
Portland General Electric Co.	8,064	343,446

		1,724,373

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	1,161	70,891
Delta Natural Gas Co., Inc.	568	13,547
New Jersey Resources Corp.	7,089	232,944
Northwest Natural Gas Co.	2,435	146,368
ONE Gas, Inc.	4,675	289,102
Rubis S.C.A.	11,950	1,095,401
South Jersey Industries, Inc.	7,188	212,405
Southwest Gas Corp.	3,816	266,586
Spire, Inc.	4,026	256,617
WGL Holdings, Inc.	4,311	270,300

		2,854,161

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.	11,062	27,323
Atlantica Yield plc(x)	5,320	101,133
Dynegy, Inc.*	10,573	131,000
NRG Yield, Inc., Class A	3,235	52,795
NRG Yield, Inc., Class C(x)	5,672	96,197
Ormat Technologies, Inc.	1,910	92,463
Pattern Energy Group, Inc.	1,018	22,895
Talen Energy Corp.*	7,609	105,385
TerraForm Global, Inc., Class A(x)	8,348	34,310
TerraForm Power, Inc., Class A(x)*	7,886	109,694
Vivint Solar, Inc.(x)*	2,250	7,110

		780,305

Multi-Utilities (0.5%)
Avista Corp.	5,690	237,785
Black Hills Corp.	4,641	284,122
NorthWestern Corp.	4,380	251,981
Unitil Corp.	1,240	48,435

		822,323

Water Utilities (0.2%)
American States Water Co.	1,107	44,336
Artesian Resources Corp., Class A	666	19,008
California Water Service Group	1,758	56,414
Connecticut Water Service, Inc.	745	37,049
Consolidated Water Co., Ltd.	1,284	14,920
Middlesex Water Co.	197	6,942
SJW Corp.	1,466	64,035
York Water Co.	102	3,025

		245,729

Total Utilities		6,426,891

Total Common Stocks (88.0%) (Cost $118,123,364)		139,182,577

INVESTMENT COMPANY:
Investment Company (0.1%)
JZ Capital Partners Ltd. (Cost $190,347)	27,800	174,012

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	2,344	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	3,800	8,550

Total Telecommunication Services		8,550

Total Rights (0.0%) (Cost $—)		8,550

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.7%)
JPMorgan Prime Money Market Fund, IM Shares	10,689,180	10,689,180

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.1%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $1,100,064, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $1,122,000. (xx)	$1,100,000	$1,100,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $800,033, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $816,000.(xx)	800,000	800,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,019,683, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,040,040. (xx)	1,019,645	1,019,645
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011. (xx)	1,000,000	1,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $1,020,055. (xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000. (xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $600,018, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $612,000. (xx)	600,000	600,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021. (xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $500,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010. (xx)	500,000	500,000

Total Repurchase Agreements		8,019,645

Total Short-Term Investments (11.8%) (Cost $18,708,825)		18,708,825

Total Investments (99.9%) (Cost $137,022,536)		158,073,964
Other Assets Less Liabilities (0.1%)		205,433

Net Assets (100%)		$158,279,397

*	Non-income producing.

†	Securities (totaling $15,404 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $7,777,613. This was secured by collateral of $8,019,645 which was received as cash and subsequently invested in short-term investments currently valued at $8,019,645, as reported in the Portfolio of Investments, and $11,609 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/13/16-2/15/46.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,189	$—	$—	$7,961	$—	$—
PennyMac Mortgage Investment Trust (REIT)	64,245	34,404	3,717	95,365	4,965	(201)

	$71,434	$34,404	$3,717	$103,326	$4,965	$(201)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	5	December-16	$627,464	$624,150	$(3,314)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$27,110,308	$168,384	$—		$27,278,692
Consumer Staples	4,451,007	—	—		4,451,007
Energy	5,660,384	1,704	—		5,662,088
Financials	40,426,588	4,168,674	6,854		44,602,116
Health Care	3,823,009	—	—		3,823,009
Industrials	14,168,842	1,303,723	—		15,472,565
Information Technology	9,966,765	—	—		9,966,765
Materials	4,479,202	—	—		4,479,202
Real Estate	14,312,165	2,133,861	—		16,446,026
Telecommunication Services	574,216	—	—		574,216
Utilities	5,331,490	1,095,401	—		6,426,891
Investment Companies
Investment Companies	—	174,012	—		174,012
Rights
Information Technology	—	—	—	(d)	— (d)
Telecommunication Services	—	—	8,550		8,550
Short-Term Investments
Investment Companies	10,689,180	—	—		10,689,180
Repurchase Agreements	—	8,019,645	—		8,019,645

Total Assets	$140,993,156	$17,065,404	$15,404		$158,073,964

Liabilities:
Futures	$(3,314)	$—	$—		$(3,314)

Total Liabilities	$(3,314)	$—	$—		$(3,314)

Total	$140,989,842	$17,065,404	$15,404		$158,070,650

(a)	Securities with a market value of $2,701,376 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $2,919,493 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	A security with a market value of $6,854 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,590,202
Aggregate gross unrealized depreciation	(19,025,502)

Net unrealized appreciation	$21,564,700

Federal income tax cost of investments	$136,509,264

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.4%)
Auto Components (0.1%)
BorgWarner, Inc.	451	$15,866
Delphi Automotive plc	534	38,085
Goodyear Tire & Rubber Co.	518	16,731
Johnson Controls International plc	1,906	88,687

		159,369

Automobiles (0.1%)
Ford Motor Co.	7,707	93,024
General Motors Co.	2,770	88,003
Harley-Davidson, Inc.	353	18,564

		199,591

Distributors (0.0%)
Genuine Parts Co.	298	29,934
LKQ Corp.*	659	23,368

		53,302

Diversified Consumer Services (0.0%)
H&R Block, Inc.	463	10,718

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	910	44,426
Chipotle Mexican Grill, Inc.*	60	25,410
Darden Restaurants, Inc.	244	14,962
Marriott International, Inc., Class A	644	43,347
McDonald’s Corp.	1,750	201,881
Royal Caribbean Cruises Ltd.	322	24,134
Starbucks Corp.	2,946	159,496
Wyndham Worldwide Corp.	220	14,813
Wynn Resorts Ltd.	153	14,905
Yum! Brands, Inc.	804	73,011

		616,385

Household Durables (0.1%)
D.R. Horton, Inc.	711	21,472
Garmin Ltd.	208	10,007
Harman International Industries, Inc.	134	11,316
Leggett & Platt, Inc.	287	13,081
Lennar Corp., Class A	408	17,275
Mohawk Industries, Inc.*	126	25,243
Newell Brands, Inc.	899	47,341
PulteGroup, Inc.	719	14,409
Whirlpool Corp.	142	23,027

		183,171

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	777	650,590
Expedia, Inc.	228	26,612
Netflix, Inc.*	867	85,443
Priceline Group, Inc.*	102	150,092
TripAdvisor, Inc.*	247	15,605

		928,342

Leisure Products (0.0%)
Hasbro, Inc.	232	18,405
Mattel, Inc.	671	20,317

		38,722

Media (0.9%)
CBS Corp. (Non-Voting), Class B	801	43,847
Charter Communications, Inc., Class A*	459	123,916
Comcast Corp., Class A	4,841	321,152
Discovery Communications, Inc., Class A*	290	7,807
Discovery Communications, Inc., Class C*	451	11,866
Interpublic Group of Cos., Inc.	820	18,327
News Corp., Class A	843	11,785
News Corp., Class B	271	3,854
Omnicom Group, Inc.	495	42,075
Scripps Networks Interactive, Inc., Class A	181	11,492
TEGNA, Inc.	361	7,891
Time Warner, Inc.	1,558	124,032
Twenty-First Century Fox, Inc., Class A	2,190	53,042
Twenty-First Century Fox, Inc., Class B	859	21,252
Viacom, Inc., Class B	711	27,089
Walt Disney Co.	2,981	276,816

		1,106,243

Multiline Retail (0.1%)
Dollar General Corp.	572	40,034
Dollar Tree, Inc.*	475	37,492
Kohl’s Corp.	337	14,744
Macy’s, Inc.	572	21,193
Nordstrom, Inc.	224	11,621
Target Corp.	1,204	82,690

		207,774

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	137	20,429
AutoNation, Inc.*	158	7,696
AutoZone, Inc.*	63	48,405
Bed Bath & Beyond, Inc.	330	14,226
Best Buy Co., Inc.	545	20,808
CarMax, Inc.*	385	20,540
Foot Locker, Inc.	247	16,727
Gap, Inc.	455	10,119
Home Depot, Inc.	2,507	322,602
L Brands, Inc.	518	36,659
Lowe’s Cos., Inc.	1,769	127,740
O’Reilly Automotive, Inc.*	200	56,022
Ross Stores, Inc.	780	50,154
Signet Jewelers Ltd.	165	12,297
Staples, Inc.	1,239	10,593
Tiffany & Co.	228	16,560
TJX Cos., Inc.	1,329	99,383
Tractor Supply Co.	263	17,713
Ulta Salon Cosmetics & Fragrance, Inc.*	130	30,937
Urban Outfitters, Inc.*	126	4,350

		943,960

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	580	21,205
Hanesbrands, Inc.	703	17,751
Michael Kors Holdings Ltd.*	389	18,201
NIKE, Inc., Class B	2,691	141,680
PVH Corp.	145	16,023
Ralph Lauren Corp.	107	10,822
Under Armour, Inc., Class A*	369	14,273
Under Armour, Inc., Class C*	408	13,815
VF Corp.	656	36,769

		290,539

Total Consumer Discretionary		4,738,116

Consumer Staples (2.6%)
Beverages (0.6%)
Brown-Forman Corp., Class B	389	18,454
Coca-Cola Co.	7,855	332,424
Constellation Brands, Inc., Class A	345	57,439
Dr. Pepper Snapple Group, Inc.	392	35,794
Molson Coors Brewing Co., Class B	381	41,834
Monster Beverage Corp.*	282	41,400
PepsiCo, Inc.	2,904	315,868

		843,213

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	878	133,904
CVS Health Corp.	2,146	190,973
Kroger Co.	1,868	55,442
Sysco Corp.	1,020	49,990
Walgreens Boots Alliance, Inc.	1,734	139,795
Wal-Mart Stores, Inc.	3,088	222,706
Whole Foods Market, Inc.	616	17,464

		810,274

Food Products (0.5%)
Archer-Daniels-Midland Co.	1,208	50,941
Campbell Soup Co.	373	20,403

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ConAgra Foods, Inc.	899	$42,352
General Mills, Inc.	1,173	74,931
Hershey Co.	274	26,194
Hormel Foods Corp.	514	19,496
J.M. Smucker Co.	247	33,478
Kellogg Co.	503	38,967
Kraft Heinz Co.	1,189	106,427
McCormick & Co., Inc. (Non-Voting)	224	22,382
Mead Johnson Nutrition Co.	385	30,419
Mondelez International, Inc., Class A	3,084	135,389
Tyson Foods, Inc., Class A	604	45,101

		646,480

Household Products (0.5%)
Church & Dwight Co., Inc.	530	25,398
Clorox Co.	255	31,921
Colgate-Palmolive Co.	1,773	131,450
Kimberly-Clark Corp.	738	93,091
Procter & Gamble Co.	5,328	478,188

		760,048

Personal Products (0.0%)
Estee Lauder Cos., Inc., Class A	448	39,675

Tobacco (0.4%)
Altria Group, Inc.	3,931	248,557
Philip Morris International, Inc.	3,112	302,549
Reynolds American, Inc.	1,652	77,892

		628,998

Total Consumer Staples		3,728,688

Energy (1.9%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.	918	46,331
Diamond Offshore Drilling, Inc.	189	3,328
FMC Technologies, Inc.*	428	12,699
Halliburton Co.	1,734	77,822
Helmerich & Payne, Inc.	247	16,623
National Oilwell Varco, Inc.	788	28,951
Schlumberger Ltd.	2,809	220,900
Transocean Ltd.*	769	8,198

		414,852

Oil, Gas & Consumable Fuels (1.6%)
Anadarko Petroleum Corp.	1,051	66,591
Apache Corp.	777	49,627
Cabot Oil & Gas Corp.	910	23,478
Chesapeake Energy Corp.*	1,514	9,493
Chevron Corp.	3,794	390,479
Cimarex Energy Co.	205	27,546
Concho Resources, Inc.*	255	35,024
ConocoPhillips	2,480	107,806
Devon Energy Corp.	1,094	48,256
EOG Resources, Inc.	1,126	108,896
EQT Corp.	334	24,255
Exxon Mobil Corp.	8,307	725,036
Hess Corp.	542	29,062
Kinder Morgan, Inc.	3,610	83,499
Marathon Oil Corp.	1,808	28,584
Marathon Petroleum Corp.	1,094	44,405
Murphy Oil Corp.	268	8,147
Newfield Exploration Co.*	405	17,601
Noble Energy, Inc.	864	30,879
Occidental Petroleum Corp.	1,529	111,496
ONEOK, Inc.	408	20,967
Phillips 66	918	73,945
Pioneer Natural Resources Co.	322	59,779
Range Resources Corp.	295	11,431
Southwestern Energy Co.*	824	11,404
Spectra Energy Corp.	1,357	58,012
Tesoro Corp.	252	20,049
Valero Energy Corp.	910	48,230
Williams Cos., Inc.	1,307	40,164

		2,314,141

Total Energy		2,728,993

Financials (3.4%)
Banks (1.4%)
Bank of America Corp.	20,652	323,204
BB&T Corp.	1,644	62,012
Citigroup, Inc.	5,921	279,649
Citizens Financial Group, Inc.	1,141	28,194
Comerica, Inc.	337	15,947
Fifth Third Bancorp	1,592	32,572
Huntington Bancshares, Inc./Ohio	1,605	15,825
JPMorgan Chase & Co.	7,333	488,303
KeyCorp	2,217	26,981
M&T Bank Corp.	326	37,849
People’s United Financial, Inc.	741	11,723
PNC Financial Services Group, Inc.	985	88,739
Regions Financial Corp.	2,472	24,399
SunTrust Banks, Inc./Georgia	1,001	43,844
U.S. Bancorp	3,292	141,194
Wells Fargo & Co.	9,284	411,095
Zions Bancorp	405	12,563

		2,044,093

Capital Markets (0.7%)
Affiliated Managers Group, Inc.*	107	15,483
Ameriprise Financial, Inc.	318	31,727
Bank of New York Mellon Corp.	2,201	87,776
BlackRock, Inc.	247	89,528
Charles Schwab Corp.	2,432	76,778
CME Group, Inc./Illinois	695	72,641
E*TRADE Financial Corp.*	604	17,588
Franklin Resources, Inc.	749	26,642
Goldman Sachs Group, Inc.	769	124,017
Intercontinental Exchange, Inc.	244	65,724
Legg Mason, Inc.	228	7,633
Moody’s Corp.	330	35,732
Morgan Stanley	2,997	96,084
Nasdaq, Inc.	216	14,589
Northern Trust Corp.	448	30,460
S&P Global, Inc.	538	68,089
State Street Corp.	780	54,311
T. Rowe Price Group, Inc.	498	33,117

		947,919

Consumer Finance (0.2%)
American Express Co.	1,628	104,258
Capital One Financial Corp.	1,009	72,476
Discover Financial Services	851	48,124
Navient Corp.	566	8,190
Synchrony Financial	1,648	46,144

		279,192

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	3,758	542,919
Leucadia National Corp.	612	11,652

		554,571

Insurance (0.7%)
Aflac, Inc.	836	60,083
Allstate Corp.	769	53,199
American International Group, Inc.	2,259	134,049
Aon plc	522	58,720
Arthur J. Gallagher & Co.	385	19,585
Assurant, Inc.	134	12,362
Chubb Ltd.	933	117,231
Cincinnati Financial Corp.	302	22,777
Hartford Financial Services Group, Inc.	757	32,415
Lincoln National Corp.	506	23,772
Loews Corp.	558	22,962
Marsh & McLennan Cos., Inc.	1,071	72,025
MetLife, Inc.	2,197	97,613
Principal Financial Group, Inc	569	29,309
Progressive Corp.	1,118	35,217
Prudential Financial, Inc.	906	73,975

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Torchmark Corp.	247	$15,781
Travelers Cos., Inc.	577	66,095
Unum Group	455	16,066
Willis Towers Watson plc	282	37,441
XL Group Ltd.	569	19,135

		1,019,812

Total Financials		4,845,587

Health Care (3.9%)
Biotechnology (0.8%)
AbbVie, Inc.	3,225	203,401
Alexion Pharmaceuticals, Inc.*	455	55,756
Amgen, Inc.	1,514	252,550
Biogen, Inc.*	435	136,168
Celgene Corp.*	1,542	161,185
Gilead Sciences, Inc.	2,672	211,409
Regeneron Pharmaceuticals, Inc.*	153	61,509
Vertex Pharmaceuticals, Inc.*	487	42,471

		1,124,449

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	2,954	124,924
Baxter International, Inc.	1,094	52,074
Becton Dickinson and Co.	435	78,183
Boston Scientific Corp.*	2,703	64,331
C.R. Bard, Inc.	153	34,315
Cooper Cos., Inc.	103	18,464
Danaher Corp.	1,212	95,009
Dentsply Sirona, Inc.	498	29,596
Edwards Lifesciences Corp.*	435	52,444
Hologic, Inc.*	490	19,027
Intuitive Surgical, Inc.*	79	57,262
Medtronic plc	2,820	243,647
St. Jude Medical, Inc.	593	47,298
Stryker Corp.	624	72,640
Varian Medical Systems, Inc.*	200	19,906
Zimmer Biomet Holdings, Inc.	413	53,698

		1,062,818

Health Care Providers & Services (0.7%)
Aetna, Inc.	698	80,584
AmerisourceBergen Corp.	385	31,100
Anthem, Inc.	526	65,913
Cardinal Health, Inc.	635	49,340
Centene Corp.*	326	21,829
Cigna Corp.	514	66,984
DaVita, Inc.*	330	21,803
Express Scripts Holding Co.*	1,247	87,951
HCA Holdings, Inc.*	596	45,075
Henry Schein, Inc.*	161	26,240
Humana, Inc.	295	52,183
Laboratory Corp. of America Holdings*	216	29,696
McKesson Corp.	448	74,704
Patterson Cos., Inc.	165	7,580
Quest Diagnostics, Inc.	268	22,681
UnitedHealth Group, Inc.	1,914	267,960
Universal Health Services, Inc., Class B	181	22,303

		973,926

Health Care Technology (0.0%)
Cerner Corp.*	628	38,779

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	632	29,761
Illumina, Inc.*	298	54,135
Mettler-Toledo International, Inc.*	60	25,190
PerkinElmer, Inc.	212	11,895
Thermo Fisher Scientific, Inc.	780	124,066
Waters Corp.*	169	26,785

		271,832

Pharmaceuticals (1.4%)
Allergan plc*	793	182,636
Bristol-Myers Squibb Co.	3,323	179,176
Eli Lilly & Co.	1,942	155,865
Endo International plc*	471	9,491
Johnson & Johnson	5,520	652,077
Mallinckrodt plc*	240	16,747
Merck & Co., Inc.	5,580	348,248
Mylan N.V.*	941	35,871
Perrigo Co. plc	302	27,884
Pfizer, Inc.	12,172	412,266
Zoetis, Inc.	949	49,357

		2,069,618

Total Health Care		5,541,422

Industrials (2.6%)
Aerospace & Defense (0.6%)
Boeing Co.	1,200	158,088
General Dynamics Corp.	577	89,527
L-3 Communications Holdings, Inc.	153	23,062
Lockheed Martin Corp.	495	118,661
Northrop Grumman Corp.	365	78,092
Raytheon Co.	588	80,044
Rockwell Collins, Inc.	271	22,856
Textron, Inc.	580	23,055
TransDigm Group, Inc.*	107	30,936
United Technologies Corp.	1,573	159,817

		784,138

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	275	19,377
Expeditors International of Washington, Inc.	373	19,217
FedEx Corp.	506	88,388
United Parcel Service, Inc., Class B	1,384	151,354

		278,336

Airlines (0.1%)
Alaska Air Group, Inc.	232	15,280
American Airlines Group, Inc.	1,086	39,758
Delta Air Lines, Inc.	1,569	61,755
Southwest Airlines Co.	1,247	48,496
United Continental Holdings, Inc.*	648	34,001

		199,290

Building Products (0.0%)
Allegion plc	212	14,609
Fortune Brands Home & Security, Inc.	298	17,314
Masco Corp.	632	21,684

		53,607

Commercial Services & Supplies (0.1%)
Cintas Corp.	177	19,930
Pitney Bowes, Inc.	413	7,500
Republic Services, Inc.	440	22,198
Stericycle, Inc.*	177	14,185
Waste Management, Inc.	856	54,579

		118,392

Construction & Engineering (0.0%)
Fluor Corp.	295	15,139
Jacobs Engineering Group, Inc.*	212	10,965
Quanta Services, Inc.*	306	8,565

		34,669

Electrical Equipment (0.1%)
Acuity Brands, Inc.	83	21,962
AMETEK, Inc.	479	22,887
Eaton Corp. plc	906	59,533
Emerson Electric Co.	1,267	69,064
Rockwell Automation, Inc.	260	31,808

		205,254

Industrial Conglomerates (0.8%)
3M Co.	1,224	215,705
General Electric Co.	18,498	547,910
Honeywell International, Inc.	1,537	179,199
Roper Technologies, Inc.	200	36,494

		979,308

Machinery (0.4%)
Caterpillar, Inc.	1,192	105,813
Cummins, Inc.	330	42,290

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Deere & Co.	593	$50,613
Dover Corp.	310	22,828
Flowserve Corp.	240	11,578
Fortive Corp.	577	29,369
Illinois Tool Works, Inc.	640	76,697
Ingersoll-Rand plc	503	34,174
PACCAR, Inc.	725	42,616
Parker-Hannifin Corp.	279	35,023
Pentair plc	350	22,484
Snap-on, Inc.	126	19,147
Stanley Black & Decker, Inc.	310	38,124
Xylem, Inc.	392	20,560

		551,316

Professional Services (0.1%)
Dun & Bradstreet Corp.	83	11,339
Equifax, Inc.	228	30,684
Nielsen Holdings plc	719	38,518
Robert Half International, Inc.	306	11,585
Verisk Analytics, Inc.*	326	26,497

		118,623

Road & Rail (0.2%)
CSX Corp.	1,895	57,798
J.B. Hunt Transport Services, Inc.	185	15,011
Kansas City Southern	236	22,024
Norfolk Southern Corp.	604	58,624
Ryder System, Inc.	118	7,782
Union Pacific Corp.	1,695	165,313

		326,552

Trading Companies & Distributors (0.0%)
Fastenal Co.	612	25,569
United Rentals, Inc.*	192	15,070
W.W. Grainger, Inc.	118	26,532

		67,171

Total Industrials		3,716,656

Information Technology (5.8%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	10,096	320,244
F5 Networks, Inc.*	123	15,331
Harris Corp.	255	23,361
Juniper Networks, Inc.	656	15,783
Motorola Solutions, Inc.	306	23,342

		398,061

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	628	40,770
Corning, Inc.	2,161	51,108
FLIR Systems, Inc.	248	7,792
TE Connectivity Ltd.	698	44,937

		144,607

Internet Software & Services (1.3%)
Akamai Technologies, Inc.*	365	19,341
Alphabet, Inc., Class A*	588	472,787
Alphabet, Inc., Class C*	593	460,933
eBay, Inc.*	2,091	68,794
Facebook, Inc., Class A*	4,658	597,482
VeriSign, Inc.*	181	14,161
Yahoo!, Inc.*	1,769	76,244

		1,709,742

IT Services (1.0%)
Accenture plc, Class A	1,244	151,979
Alliance Data Systems Corp.*	122	26,173
Automatic Data Processing, Inc.	926	81,673
Cognizant Technology Solutions Corp., Class A*	1,239	59,113
CSRA, Inc.	295	7,936
Fidelity National Information Services, Inc.	569	43,830
Fiserv, Inc.*	440	43,767
Global Payments, Inc.	306	23,489
International Business Machines Corp.	1,785	283,547
MasterCard, Inc.	1,938	197,230
Paychex, Inc.	632	36,574
PayPal Holdings, Inc.*	2,169	88,864
Teradata Corp.*	244	7,564
Total System Services, Inc.	310	14,617
Visa, Inc., Class A	3,849	318,311
Western Union Co.	906	18,863
Xerox Corp.	1,946	19,713

		1,423,243

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	593	38,219
Applied Materials, Inc.	2,237	67,446
Broadcom Ltd.	749	129,217
First Solar, Inc.*	197	7,780
Intel Corp.	9,456	356,963
KLA-Tencor Corp.	334	23,283
Lam Research Corp.	342	32,391
Linear Technology Corp.	451	26,740
Microchip Technology, Inc.	440	27,342
Micron Technology, Inc.*	2,037	36,218
NVIDIA Corp.	1,023	70,096
Qorvo, Inc.*	279	15,551
QUALCOMM, Inc.	2,954	202,349
Skyworks Solutions, Inc.	397	30,228
Texas Instruments, Inc.	2,013	141,272
Xilinx, Inc.	514	27,931

		1,233,026

Software (1.2%)
Activision Blizzard, Inc.	1,017	45,053
Adobe Systems, Inc.*	1,017	110,385
Autodesk, Inc.*	432	31,247
CA, Inc.	558	18,459
Citrix Systems, Inc.*	306	26,077
Electronic Arts, Inc.*	588	50,215
Intuit, Inc.	510	56,105
Microsoft Corp.	15,813	910,829
Oracle Corp.	6,290	247,071
Red Hat, Inc.*	361	29,180
salesforce.com, Inc.*	1,255	89,519
Symantec Corp.	1,181	29,643

		1,643,783

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	10,998	1,243,324
Hewlett Packard Enterprise Co.	3,299	75,052
HP, Inc.	3,460	53,734
NetApp, Inc.	534	19,128
Seagate Technology plc	604	23,284
Western Digital Corp.	600	35,082

		1,449,604

Total Information Technology		8,002,066

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	381	57,280
Albemarle Corp.	228	19,492
CF Industries Holdings, Inc.	510	12,419
Dow Chemical Co.	2,251	116,668
E.I. du Pont de Nemours & Co.	1,742	116,661
Eastman Chemical Co.	295	19,966
Ecolab, Inc.	530	64,512
FMC Corp.	240	11,602
International Flavors & Fragrances, Inc.	169	24,162
LyondellBasell Industries N.V., Class A	706	56,946
Monsanto Co.	867	88,606
Mosaic Co.	698	17,073
PPG Industries, Inc.	550	56,848
Praxair, Inc.	585	70,686
Sherwin-Williams Co.	153	42,329

		775,250

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	137	24,538
Vulcan Materials Co.	255	29,001

		53,539

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Avery Dennison Corp.	192	$14,936
Ball Corp.	334	27,371
International Paper Co.	816	39,152
Owens-Illinois, Inc.*	413	7,595
Sealed Air Corp.	405	18,557
WestRock Co.	514	24,919

		132,530

Metals & Mining (0.1%)
Alcoa, Inc.	2,617	26,536
Freeport-McMoRan, Inc.	2,574	27,954
Newmont Mining Corp.	1,094	42,983
Nucor Corp.	675	33,379

		130,852

Total Materials		1,092,171

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	848	96,104
Apartment Investment & Management Co. (REIT), Class A	337	15,472
AvalonBay Communities, Inc. (REIT)	274	48,728
Boston Properties, Inc. (REIT)	322	43,885
Crown Castle International Corp. (REIT)	671	63,215
Digital Realty Trust, Inc. (REIT)	295	28,650
Equinix, Inc. (REIT)	145	52,236
Equity Residential (REIT)	746	47,990
Essex Property Trust, Inc. (REIT)	134	29,842
Extra Space Storage, Inc. (REIT)	274	21,758
Federal Realty Investment Trust (REIT)	142	21,858
General Growth Properties, Inc. (REIT)	1,141	31,492
HCP, Inc. (REIT)	973	36,925
Host Hotels & Resorts, Inc. (REIT)	1,474	22,950
Iron Mountain, Inc. (REIT)	510	19,140
Kimco Realty Corp. (REIT)	870	25,187
Macerich Co. (REIT)	271	21,916
Prologis, Inc. (REIT)	1,047	56,056
Public Storage (REIT)	298	66,496
Realty Income Corp. (REIT)	498	33,331
Simon Property Group, Inc. (REIT)	620	128,347
SL Green Realty Corp. (REIT)	192	20,755
UDR, Inc. (REIT)	518	18,643
Ventas, Inc. (REIT)	663	46,828
Vornado Realty Trust (REIT)	361	36,537
Welltower, Inc. (REIT)	725	54,208
Weyerhaeuser Co. (REIT)	1,550	49,507

		1,138,056

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	640	17,907

Total Real Estate		1,155,963

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	12,384	502,913
CenturyLink, Inc.	1,141	31,298
Frontier Communications Corp.	2,351	9,780
Level 3 Communications, Inc.*	612	28,385
Verizon Communications, Inc.	8,220	427,276

Total Telecommunication Services		999,652

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	482	18,465
American Electric Power Co., Inc.	1,012	64,981
Duke Energy Corp.	1,365	109,254
Edison International	651	47,035
Entergy Corp.	385	29,541
Eversource Energy	663	35,921
Exelon Corp.	1,848	61,520
FirstEnergy Corp.	804	26,596
NextEra Energy, Inc.	930	113,757
PG&E Corp.	1,009	61,721
Pinnacle West Capital Corp.	244	18,542
PPL Corp.	1,361	47,050
Southern Co.	1,887	96,803
Xcel Energy, Inc.	977	40,194

		771,380

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,244	15,986
NRG Energy, Inc.	597	6,692

		22,678

Multi-Utilities (0.3%)
Ameren Corp.	522	25,672
CenterPoint Energy, Inc.	843	19,583
CMS Energy Corp.	522	21,929
Consolidated Edison, Inc.	628	47,288
Dominion Resources, Inc.	1,252	92,986
DTE Energy Co.	353	33,066
NiSource, Inc.	608	14,659
Public Service Enterprise Group, Inc.	1,036	43,377
SCANA Corp.	310	22,435
Sempra Energy	463	49,629
WEC Energy Group, Inc.	608	36,407

		407,031

Water Utilities (0.0%)
American Water Works Co., Inc.	342	25,595

Total Utilities		1,226,684

Total Common Stocks (26.8%) (Cost $34,872,300)		37,775,998

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.5%)
iShares® Core S&P 500 ETF	2,054	446,869
iShares® Core S&P Mid-Cap ETF	900	139,239
iShares® MSCI EAFE ETF	1,265	74,799
iShares® Russell 2000 ETF	38	4,720

Total Investment Companies (0.5%) (Cost $663,877)		665,627

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (50.0%)
U.S. Government Agencies (1.6%)
Federal Home Loan Mortgage Corp.
1.000%, 12/15/17	$1,150,000	1,153,330
Federal National Mortgage Association
1.750%, 6/20/19	1,125,000	1,149,535

		2,302,865

U.S. Treasuries (48.4%)
U.S. Treasury Notes
0.625%, 9/30/17	390,800	390,583
4.250%, 11/15/17	4,442,800	4,617,321
0.750%, 12/31/17	3,254,300	3,255,396
1.000%, 5/15/18	1,088,600	1,092,980
1.125%, 6/15/18	519,200	522,409
0.625%, 6/30/18	354,400	353,639
1.375%, 7/31/18	4,828,600	4,881,016
0.875%, 10/15/18	3,143,700	3,148,882
0.750%, 2/15/19	211,700	211,280
2.750%, 2/15/19	1,070,700	1,119,191
1.625%, 3/31/19	3,768,300	3,840,163
0.875%, 6/15/19	493,100	493,235
1.625%, 6/30/19	132,700	135,399
0.875%, 7/31/19	2,023,800	2,024,116
1.000%, 9/30/19	3,253,600	3,263,259
1.375%, 2/29/20	4,442,500	4,500,808
1.625%, 7/31/20	2,375,000	2,426,731
1.375%, 9/30/20	858,100	868,377

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 2/15/21	$4,378,300	$4,843,835
1.375%, 4/30/21	2,959,300	2,990,696
1.125%, 6/30/21	647,600	646,897
2.125%, 6/30/21	1,247,800	1,302,947
1.125%, 7/31/21	310,000	309,579
2.000%, 10/31/21	145,900	151,599
1.750%, 2/28/22	2,332,600	2,393,649
2.125%, 6/30/22	1,432,400	1,498,234
1.875%, 8/31/22	1,559,200	1,608,997
1.875%, 10/31/22	1,654,300	1,706,863
2.000%, 2/15/23	1,607,300	1,669,620
1.625%, 4/30/23	71,200	72,245
1.375%, 6/30/23	1,936,500	1,933,293
2.500%, 8/15/23	815,800	874,149
2.750%, 11/15/23	908,300	989,834
2.750%, 2/15/24	922,900	1,007,172
2.375%, 8/15/24	965,100	1,028,405
2.250%, 11/15/24	1,007,000	1,063,804
2.000%, 2/15/25	1,125,000	1,165,804
2.000%, 8/15/25	1,024,400	1,060,961
2.250%, 11/15/25	822,400	868,886
1.625%, 2/15/26	1,166,900	1,169,988
1.625%, 5/15/26	658,500	660,010

		68,162,252

Total Long-Term Debt Securities (50.0%) (Cost $70,267,059)		70,465,117

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (15.8%)
JPMorgan Prime Money Market Fund, IM Shares	22,316,337	22,316,337

Total Short-Term Investment (15.8%) (Cost $22,316,337)		22,316,337

Total Investments (93.1%) (Cost $128,119,573)		131,223,079
Other Assets Less Liabilities (6.9%)		9,671,122

Net Assets (100%)		$140,894,201

*	Non-income producing.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	294	December-16	$25,222,090	$25,088,490	$(133,600)
Russell 2000 Mini Index	28	December-16	3,466,165	3,495,240	29,075
S&P MidCap 400 E-Mini Index	19	December-16	2,972,073	2,944,240	(27,833)

					$(132,358)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$4,738,116	$—	$—	$4,738,116
Consumer Staples	3,728,688	—	—	3,728,688
Energy	2,728,993	—	—	2,728,993
Financials	4,845,587	—	—	4,845,587
Health Care	5,541,422	—	—	5,541,422
Industrials	3,716,656	—	—	3,716,656
Information Technology	8,002,066	—	—	8,002,066
Materials	1,092,171	—	—	1,092,171
Real Estate	1,155,963	—	—	1,155,963
Telecommunication Services	999,652	—	—	999,652
Utilities	1,226,684	—	—	1,226,684
Futures	29,075	—	—	29,075
Government Securities
U.S. Government Agencies	—	2,302,865	—	2,302,865
U.S. Treasuries	—	68,162,252	—	68,162,252
Investment Companies
Exchange Traded Funds (ETFs)	665,627	—	—	665,627
Short-Term Investments
Investment Companies	22,316,337	—	—	22,316,337

Total Assets	$60,787,037	$70,465,117	$—	$131,252,154

Liabilities:
Futures	$(161,433)	$—	$—	$(161,433)

Total Liabilities	$(161,433)	$—	$—	$(161,433)

Total	$60,625,604	$70,465,117	$—	$131,090,721

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,629,835
Aggregate gross unrealized depreciation	(586,629)

Net unrealized appreciation	$3,043,206

Federal income tax cost of investments	$128,179,873

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(54.6%)
iShares® Core S&P 500 ETF	20,353	$4,427,999
iShares® Core S&P Mid-Cap ETF	22,668	3,506,966
iShares® MSCI EAFE ETF	209,652	12,396,723
iShares® Russell 2000 ETF	15,076	1,872,590
SPDR® S&P 500 ETF Trust	16,385	3,544,075

Total Investment Companies (54.6%) (Cost $24,345,962)		25,748,353

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (39.4%)
U.S. Treasuries (39.4%)
U.S. Treasury Notes
0.750%, 8/31/18	$4,285,000	4,284,163
1.125%, 8/31/21	10,840,000	10,830,177
1.375%, 8/31/23	3,455,000	3,444,581

Total Long-Term Debt Securities (39.4%) (Cost $18,480,296)		18,558,921

Total Investments (94.0%) (Cost $42,826,258)		44,307,274
Other Assets Less Liabilities (6.0%)		2,852,089

Net Assets (100%)		$47,159,363

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	19	December-16	$2,302,991	$2,308,797	$5,806

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Futures	$5,806	$—	$—	$5,806
Government Securities
U.S. Treasuries	—	18,558,921	—	18,558,921
Investment Companies
Exchange Traded Funds (ETFs)	25,748,353	—	—	25,748,353

Total Assets	$25,754,159	$18,558,921	$—	$44,313,080

Total Liabilities	$—	$—	$—	$—

Total	$25,754,159	$18,558,921	$—	$44,313,080

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,481,016
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,481,016

Federal income tax cost of investments	$42,826,258

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Hotels, Restaurants & Leisure (2.2%)
Yum! Brands, Inc.	134,367	$12,201,867

Internet & Direct Marketing Retail (7.2%)
Amazon.com, Inc.*	49,148	41,152,112

Textiles, Apparel & Luxury Goods (2.1%)
adidas AG (ADR)	139,353	12,109,776

Total Consumer Discretionary		65,463,755

Consumer Staples (13.8%)
Beverages (8.8%)
Coca-Cola Co.	274,363	11,611,042
Monster Beverage Corp.*	216,513	31,786,273
SABMiller plc (ADR)(x)	117,277	6,812,621

		50,209,936

Food Products (2.8%)
Danone S.A. (ADR)	1,073,942	15,948,039

Household Products (2.2%)
Procter & Gamble Co.(x)	134,856	12,103,326

Total Consumer Staples		78,261,301

Energy (2.3%)
Energy Equipment & Services (2.3%)
Schlumberger Ltd.	168,658	13,263,265

Total Energy		13,263,265

Financials (9.0%)
Capital Markets (7.9%)
FactSet Research Systems, Inc.	69,280	11,230,288
Greenhill & Co., Inc.(x)	266,261	6,275,772
MSCI, Inc.	118,639	9,958,558
SEI Investments Co.	383,893	17,509,359

		44,973,977

Consumer Finance (1.1%)
American Express Co.	95,400	6,109,416

Total Financials		51,083,393

Health Care (14.5%)
Biotechnology (3.6%)
Amgen, Inc.	50,083	8,354,345
Regeneron Pharmaceuticals, Inc.*	30,495	12,259,600

		20,613,945

Health Care Equipment & Supplies (3.4%)
Varian Medical Systems, Inc.*	192,595	19,168,981

Health Care Technology (2.0%)
Cerner Corp.*	184,563	11,396,765

Pharmaceuticals (5.5%)
Merck & Co., Inc.	76,825	4,794,648
Novartis AG (ADR)	129,772	10,246,797
Novo Nordisk A/S (ADR)	395,762	16,459,742

		31,501,187

Total Health Care		82,680,878

Industrials (7.1%)
Air Freight & Logistics (5.3%)
Expeditors International of Washington, Inc.	429,302	22,117,639
United Parcel Service, Inc., Class B	75,241	8,228,356

		30,345,995

Machinery (1.8%)
Deere & Co.	120,494	10,284,163

Total Industrials		40,630,158

Information Technology (39.5%)
Communications Equipment (4.9%)
Cisco Systems, Inc.	876,446	27,800,867

Internet Software & Services (16.4%)
Alibaba Group Holding Ltd. (ADR)*	286,673	30,327,137
Alphabet, Inc., Class A*	17,648	14,190,051
Alphabet, Inc., Class C*	17,684	13,745,596
Facebook, Inc., Class A*	274,162	35,166,760

		93,429,544

IT Services (4.8%)
Automatic Data Processing, Inc.	56,349	4,969,982
Visa, Inc., Class A	274,566	22,706,608

		27,676,590

Semiconductors & Semiconductor Equipment (4.7%)
Analog Devices, Inc.	27,674	1,783,589
Linear Technology Corp.	40,777	2,417,669
QUALCOMM, Inc.	328,054	22,471,699

		26,672,957

Software (8.7%)
Autodesk, Inc.*	245,798	17,778,569
Microsoft Corp.	166,323	9,580,205
Oracle Corp.	563,312	22,126,895

		49,485,669

Total Information Technology		225,065,627

Materials (0.7%)
Metals & Mining (0.7%)
Compass Minerals International, Inc.(x)	55,166	4,065,734

Total Materials		4,065,734

Total Common Stocks (98.4%) (Cost $454,501,881)		560,514,111

SHORT-TERM INVESTMENTS:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares	14,517,815	14,517,815

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $200,012, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $204,000.(xx)	$200,000	$200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $300,013, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $306,000.(xx)	300,000	300,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,105,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $4,187,235.(xx)	4,105,126	4,105,126
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $3,000,163, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $3,060,166.(xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,004,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,024,080.(xx)	1,004,000	1,004,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $2,000,058, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $600,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $612,012.(xx)	600,000	600,000

Total Repurchase Agreements		11,209,126

Total Short-Term Investments (4.5%) (Cost $25,726,941)		25,726,941

Total Investments (102.9%) (Cost $480,228,822)		586,241,052
Other Assets Less Liabilities (-2.9%)		(16,500,065)

Net Assets (100%)		$569,740,987

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $10,974,924. This was secured by collateral of $11,209,126 which was received as cash and subsequently invested in short-term investments currently valued at $11,209,126, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

China	5.3%
Denmark	2.9
France	2.8
Germany	2.1
Switzerland	1.8
United Kingdom	1.2
United States	86.8
Cash and Other	(2.9)

100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$65,463,755	$—	$—	$65,463,755
Consumer Staples	78,261,301	—	—	78,261,301
Energy	13,263,265	—	—	13,263,265
Financials	51,083,393	—	—	51,083,393
Health Care	82,680,878	—	—	82,680,878
Industrials	40,630,158	—	—	40,630,158
Information Technology	225,065,627	—	—	225,065,627
Materials	4,065,734	—	—	4,065,734
Short-Term Investments
Investment Companies	14,517,815	—	—	14,517,815
Repurchase Agreements	—	11,209,126	—	11,209,126

Total Assets	$575,031,926	$11,209,126	$—	$586,241,052

Total Liabilities	$—	$—	$—	$—

Total	$575,031,926	$11,209,126	$—	$586,241,052

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,078,100
Aggregate gross unrealized depreciation	(14,467,985)

Net unrealized appreciation	$105,610,115

Federal income tax cost of investments	$480,630,937

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (2.0%)
Fox Factory Holding Corp.*	52,641	$1,209,163
Horizon Global Corp.*	3,208	63,935
Modine Manufacturing Co.*	8,275	98,142
Motorcar Parts of America, Inc.*	3,219	92,643
Shiloh Industries, Inc.*	1,511	10,683
Spartan Motors, Inc.	5,839	55,938
Stoneridge, Inc.*	36,357	668,969
Strattec Security Corp.	613	21,639
Superior Industries International, Inc.	4,371	127,458
Tower International, Inc.	3,608	86,953
Unique Fabricating, Inc.	1,146	14,027
Workhorse Group, Inc.*	1,974	14,292

		2,463,842

Automobiles (0.1%)
Winnebago Industries, Inc.	4,716	111,156

Distributors (0.1%)
AMCON Distributing Co.	60	5,401
Educational Development Corp.	539	6,134
Fenix Parts, Inc.*	2,892	11,452
VOXX International Corp.*	3,493	10,444
Weyco Group, Inc.	1,154	31,008

		64,439

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	2,725	53,982
Ascent Capital Group, Inc., Class A*	1,798	41,660
Bridgepoint Education, Inc.*	3,108	21,352
Cambium Learning Group, Inc.*	2,305	12,516
Career Education Corp.*	11,752	79,796
Carriage Services, Inc.	2,600	61,490
Chegg, Inc.(x)*	85,823	608,486
Collectors Universe, Inc.	1,325	24,552
K12, Inc.*	5,945	85,311
Liberty Tax, Inc.	1,185	15,144
Lincoln Educational Services Corp.*	4,132	9,090
National American University Holdings, Inc.	1,544	3,227
Strayer Education, Inc.*	1,856	86,638
Universal Technical Institute, Inc.	3,742	6,661

		1,109,905

Hotels, Restaurants & Leisure (2.3%)
Ark Restaurants Corp.	361	8,198
Biglari Holdings, Inc.*	179	78,048
Bravo Brio Restaurant Group, Inc.*	2,462	11,768
Canterbury Park Holding Corp.	304	3,192
Carrols Restaurant Group, Inc.*	6,045	79,854
Century Casinos, Inc.*	3,738	25,830
Chuy’s Holdings, Inc.*	2,882	80,523
ClubCorp Holdings, Inc.	32,278	467,063
Del Frisco’s Restaurant Group, Inc.*	4,172	56,197
Del Taco Restaurants, Inc.*	4,084	48,681
Denny’s Corp.*	13,244	141,578
Diversified Restaurant Holdings, Inc.*	2,247	2,607
Dover Downs Gaming & Entertainment, Inc.*	3,148	3,463
Dover Motorsports, Inc.	2,635	6,508
El Pollo Loco Holdings, Inc.(x)*	3,579	45,060
Eldorado Resorts, Inc.*	5,029	70,708
Empire Resorts, Inc.(x)*	578	11,699
Famous Dave’s of America, Inc.*	736	4,033
Flanigan’s Enterprises, Inc.	153	3,519
Fogo De Chao, Inc.*	899	9,502
Full House Resorts, Inc.*	3,119	5,583
Gaming Partners International Corp.*	658	6,975
Golden Entertainment, Inc.	1,821	22,708
Good Times Restaurants, Inc.(x)*	1,900	6,517
Habit Restaurants, Inc., Class A(x)*	2,384	33,376
Ignite Restaurant Group, Inc.*	1,299	857
Intrawest Resorts Holdings, Inc.*	2,834	45,967
Isle of Capri Casinos, Inc.*	4,399	98,010
J Alexander’s Holdings, Inc.*	2,328	23,583
Jamba, Inc.(x)*	2,238	24,439
Kona Grill, Inc.(x)*	1,299	16,328
Lindblad Expeditions Holdings, Inc.*	2,559	23,031
Luby’s, Inc.*	3,422	14,680
Marcus Corp.	3,272	81,931
MGT Capital Investments, Inc.(x)*	3,536	7,143
Monarch Casino & Resort, Inc.*	1,867	46,992
Morgans Hotel Group Co.*	4,842	9,781
Nathan’s Famous, Inc.*	539	28,322
Nevada Gold & Casinos, Inc.*	2,918	5,223
Noodles & Co.(x)*	1,962	9,339
ONE Group Hospitality, Inc.*	2,277	5,693
Papa Murphy’s Holdings, Inc.*	2,064	13,313
Peak Resorts, Inc.	2,080	10,587
Potbelly Corp.(x)*	4,201	52,218
Rave Restaurant Group, Inc.(x)*	1,239	3,742
RCI Hospitality Holdings, Inc.	1,635	18,852
Red Lion Hotels Corp.*	2,473	20,625
Ruby Tuesday, Inc.*	10,507	26,268
Ruth’s Hospitality Group, Inc.	5,610	79,213
Town Sports International Holdings, Inc.*	2,168	6,699
Wingstop, Inc.	28,657	839,650
Zoe’s Kitchen, Inc.(x)*	3,363	74,625

		2,820,301

Household Durables (4.1%)
Bassett Furniture Industries, Inc.	1,809	42,059
Beazer Homes USA, Inc.*	5,543	64,631
Cavco Industries, Inc.*	9,339	925,027
Century Communities, Inc.*	2,682	57,690
CSS Industries, Inc.	1,502	38,421
Dixie Group, Inc.*	2,651	13,255
Flexsteel Industries, Inc.	1,141	59,013
Green Brick Partners, Inc.*	4,044	33,403
Hooker Furniture Corp.	1,995	48,858
Hovnanian Enterprises, Inc., Class A(x)*	21,263	35,934
iRobot Corp.(x)*	15,668	689,079
LGI Homes, Inc.(x)*	38,223	1,408,134
Libbey, Inc.	3,860	68,901
Lifetime Brands, Inc.	1,962	26,409
M/I Homes, Inc.*	4,167	98,216
NACCO Industries, Inc., Class A	683	46,417
New Home Co., Inc.(x)*	2,220	23,687
P&F Industries, Inc., Class A	336	2,792
Skullcandy, Inc.*	4,138	26,235
Skyline Corp.*	1,210	16,565
Stanley Furniture Co., Inc.	1,606	2,875
Turtle Beach Corp.(x)*	2,931	3,840
UCP, Inc., Class A*	1,412	12,440
Universal Electronics, Inc.*	17,147	1,276,765
Vuzix Corp.(x)*	2,366	20,963
WCI Communities, Inc.*	3,818	90,563
ZAGG, Inc.*	4,876	39,496

		5,171,668

Internet & Direct Marketing Retail (1.6%)
1-800-Flowers.com, Inc., Class A*	4,575	41,953
Blue Nile, Inc.	1,943	66,878
CafePress, Inc.*	1,105	3,536

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Duluth Holdings, Inc., Class B(x)*	26,031	$690,082
Etsy, Inc.*	36,722	524,390
EVINE Live, Inc.*	7,562	17,317
FTD Cos., Inc.*	3,070	63,150
Gaia, Inc.*	1,228	8,842
JRjr33, Inc.(x)*	2,977	3,572
Nutrisystem, Inc.	5,041	149,667
Overstock.com, Inc.*	2,328	35,665
PetMed Express, Inc.(x)	19,329	391,992
U.S. Auto Parts Network, Inc.*	2,702	8,890

		2,005,934

Leisure Products (0.3%)
Arctic Cat, Inc.	2,315	35,859
Black Diamond, Inc.*	3,798	19,522
Escalade, Inc.	1,832	23,376
JAKKS Pacific, Inc.(x)*	2,703	23,354
Johnson Outdoors, Inc., Class A	865	31,460
Malibu Boats, Inc., Class A*	3,184	47,442
Marine Products Corp.	1,870	16,774
MCBC Holdings, Inc.	1,345	15,333
Nautilus, Inc.*	5,392	122,506
Performance Sports Group Ltd.(x)*	6,633	26,930

		362,556

Media (0.6%)
AH Belo Corp., Class A	3,252	23,902
Ballantyne Strong, Inc.*	2,025	14,175
Beasley Broadcast Group, Inc., Class A	480	2,606
Carmike Cinemas, Inc.*	4,204	137,430
Central European Media Enterprises Ltd., Class A(x)*	13,472	31,120
Daily Journal Corp.*	195	42,705
Entercom Communications Corp., Class A	4,558	58,981
Entravision Communications Corp., Class A	11,438	87,272
Harte-Hanks, Inc.	8,461	13,707
Hemisphere Media Group, Inc.*	868	11,067
Lee Enterprises, Inc.(x)*	9,304	34,890
McClatchy Co., Class A*	934	15,065
New Media Investment Group, Inc.	6,832	105,896
Radio One, Inc., Class D*	4,244	12,859
Reading International, Inc., Class A*	2,960	39,516
Saga Communications, Inc., Class A	648	29,380
Salem Media Group, Inc.	1,956	11,501
Townsquare Media, Inc., Class A*	1,497	13,982
tronc, Inc.*	4,689	79,150
Xcel Brands, Inc.*	1,406	6,932
You On Demand Holdings, Inc.(x)*	2,860	4,376

		776,512

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.(x)	2,748	4,699
Fred’s, Inc., Class A	6,213	56,290
Gordmans Stores, Inc.(x)*	1,522	1,324
Tuesday Morning Corp.*	7,891	47,188

		109,501

Specialty Retail (0.9%)
America’s Car-Mart, Inc.*	1,388	50,509
Barnes & Noble Education, Inc.*	7,046	67,430
Big 5 Sporting Goods Corp.	3,125	42,563
Boot Barn Holdings, Inc.(x)*	2,321	26,413
Build-A-Bear Workshop, Inc.*	2,405	24,916
Christopher & Banks Corp.*	5,444	7,894
Citi Trends, Inc.	2,532	50,463
Conn’s, Inc.*	3,605	37,204
Container Store Group, Inc.*	2,778	13,946
Destination Maternity Corp.	2,059	14,578
Destination XL Group, Inc.*	6,316	27,348
Francesca’s Holdings Corp.*	6,684	103,133
Haverty Furniture Cos., Inc.	3,163	63,387
hhgregg, Inc.(x)*	1,940	3,570
Kirkland’s, Inc.*	2,606	31,741
Lumber Liquidators Holdings, Inc.(x)*	4,631	91,091
MarineMax, Inc.*	4,351	91,152
New York & Co., Inc.*	5,227	11,813
Perfumania Holdings, Inc.*	980	2,136
Pier 1 Imports, Inc.(x)	14,237	60,365
Sears Hometown and Outlet Stores, Inc.*	1,966	9,692
Shoe Carnival, Inc.	2,519	67,157
Sportsman’s Warehouse Holdings, Inc.*	4,538	47,740
Stage Stores, Inc.(x)	4,535	25,441
Stein Mart, Inc.	5,471	34,741
Tandy Leather Factory, Inc.*	1,022	7,829
Tilly’s, Inc., Class A*	2,015	18,921
Trans World Entertainment Corp.*	1,050	3,623
West Marine, Inc.*	3,211	26,555
Winmark Corp.	400	42,208
Zumiez, Inc.(x)*	3,178	57,204

		1,162,763

Textiles, Apparel & Luxury Goods (0.4%)
Cherokee, Inc.*	1,492	15,368
Crown Crafts, Inc.	1,515	15,317
Culp, Inc.	1,898	56,503
Delta Apparel, Inc.*	1,252	20,608
Differential Brands Group, Inc.(x)*	1,491	8,290
Iconix Brand Group, Inc.(x)*	7,544	61,257
Lakeland Industries, Inc.*	1,194	11,880
Movado Group, Inc.	2,707	58,146
Perry Ellis International, Inc.*	2,219	42,782
Rocky Brands, Inc.	1,239	13,096
Sequential Brands Group, Inc.(x)*	6,905	55,240
Superior Uniform Group, Inc.	1,397	27,647
Unifi, Inc.*	2,758	81,169
Vera Bradley, Inc.*	3,568	54,055
Vince Holding Corp.(x)*	3,760	21,206

		542,564

Total Consumer Discretionary		16,701,141

Consumer Staples (2.7%)
Beverages (0.5%)
Craft Brew Alliance, Inc.*	2,227	41,934
MGP Ingredients, Inc.(x)	14,210	575,789
Primo Water Corp.*	3,706	44,954
Reed’s, Inc.*	1,792	6,702
Willamette Valley Vineyards, Inc.*	769	6,114

		675,493

Food & Staples Retailing (0.1%)
Chefs’ Warehouse, Inc.*	3,411	37,999
Natural Grocers by Vitamin Cottage, Inc.(x)*	1,580	17,633
Village Super Market, Inc., Class A	1,287	41,196

		96,828

Food Products (1.4%)
Alico, Inc.	567	15,230
Amplify Snack Brands, Inc.(x)*	40,851	661,785
Arcadia Biosciences, Inc.(x)*	2,204	4,232
Bridgford Foods Corp.*	297	3,837
Calavo Growers, Inc.	7,786	509,438
Farmer Brothers Co.*	1,423	50,588
Freshpet, Inc.(x)*	3,940	34,081
Golden Enterprises, Inc.	794	9,520

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
Inventure Foods, Inc.*	3,302		$31,039
John B. Sanfilippo & Son, Inc.	1,498		76,892
Landec Corp.*	4,699		63,014
Lifeway Foods, Inc.*	858		14,535
Limoneira Co.(x)	2,073		39,180
Omega Protein Corp.*	3,844		89,834
Rocky Mountain Chocolate Factory, Inc.	865		9,065
S&W Seed Co.(x)*	2,431		12,398
Seneca Foods Corp., Class A*	1,152		32,532

			1,657,200

Household Products (0.1%)
Oil-Dri Corp. of America	881		33,161
Orchids Paper Products Co.(x)	1,587		43,214

			76,375

Personal Products (0.6%)
DS Healthcare Group, Inc.(b)(x)*†	2,078		1,166
elf Beauty, Inc.*	19,605		551,292
Female Health Co.*	4,747		5,791
Lifevantage Corp.(x)*	2,429		22,978
Mannatech, Inc.	392		7,029
Medifast, Inc.	1,845		69,723
Natural Alternatives International, Inc.*	707		9,290
Natural Health Trends Corp.(x)	1,303		36,823
Nature’s Sunshine Products, Inc.	1,495		23,920
Nutraceutical International Corp.*	1,454		45,423
Synutra International, Inc.*	3,700		15,762
United-Guardian, Inc.	553		8,052

			797,249

Tobacco (0.0%)
Alliance One International, Inc.*	1,466		28,030
Turning Point Brands, Inc.*	1,041		12,513

			40,543

Total Consumer Staples			3,343,688

Energy (2.4%)
Energy Equipment & Services (0.9%)
Aspen Aerogels, Inc.*	2,925		17,433
Basic Energy Services, Inc.(x)*	7,286		6,043
Bristow Group, Inc.	5,911		82,872
CARBO Ceramics, Inc.(x)	3,426		37,480
Dawson Geophysical Co.*	3,570		27,239
Eco-Stim Energy Solutions, Inc.*	1,338		2,850
ENGlobal Corp.*	3,027		4,571
Ensite Power, Inc.(b)*†	1,815		—
Era Group, Inc.*	3,438		27,676
Exterran Corp.*	5,570		87,338
Geospace Technologies Corp.*	2,300		44,804
Gulf Island Fabrication, Inc.	2,394		22,025
Gulfmark Offshore, Inc., Class A(x)*	3,465		5,821
Hornbeck Offshore Services, Inc.*	5,639		31,015
Independence Contract Drilling, Inc.*	5,315		27,904
ION Geophysical Corp.*	1,610		11,029
Matrix Service Co.*	4,678		87,759
Mitcham Industries, Inc.*	1,968		6,494
Natural Gas Services Group, Inc.*	2,167		53,287
Newpark Resources, Inc.*	14,581		107,316
Nordic American Offshore Ltd.	2,475		9,281
North Atlantic Drilling Ltd.(x)*	1,290		3,909
Parker Drilling Co.*	21,250		46,113
PHI, Inc. (Non-Voting)*	2,073		37,666
Pioneer Energy Services Corp.*	11,232		45,377
Profire Energy, Inc.*	3,760		4,700
RigNet, Inc.*	2,203		33,309
Synthesis Energy Systems, Inc.(x)*	12,845		15,542
Tesco Corp.	8,135		66,382
TETRA Technologies, Inc.*	15,877		97,008
Tidewater, Inc.(x)	8,391		23,663
Willbros Group, Inc.*	7,517		14,132

			1,088,038

Oil, Gas & Consumable Fuels (1.5%)
Abraxas Petroleum Corp.*	21,586		36,480
Adams Resources & Energy, Inc.	366		14,391
Aemetis, Inc.(x)*	2,331		2,657
Approach Resources, Inc.(x)*	6,421		21,703
Ardmore Shipping Corp.	4,955		34,883
Bill Barrett Corp.*	8,624		47,949
Bonanza Creek Energy, Inc.(x)*	8,687		8,861
Clayton Williams Energy, Inc.*	1,049		89,627
Clean Energy Fuels Corp.(x)*	15,421		68,932
Cloud Peak Energy, Inc.*	10,659		57,985
Contango Oil & Gas Co.*	3,862		39,470
DHT Holdings, Inc.	16,139		67,622
Earthstone Energy, Inc.(x)*	379		3,259
Energy Fuels, Inc.(x)*	8,731		13,882
Evolution Petroleum Corp.	4,304		27,029
EXCO Resources, Inc.(x)*	24,414		26,123
GasLog Ltd.(x)	44,849		652,553
Gastar Exploration, Inc.(x)*	22,533		19,036
Hallador Energy Co.	2,298		18,108
Isramco, Inc.*	129		10,759
Jones Energy, Inc., Class A*	8,920		31,755
Midstates Petroleum Co., Inc.*	—	@	—
Navios Maritime Acquisition Corp.	14,164		19,121
Northern Oil and Gas, Inc.(x)*	8,168		21,890
Pacific Ethanol, Inc.*	5,044		34,854
Panhandle Oil and Gas, Inc., Class A	2,696		47,261
PetroQuest Energy, Inc.(x)*	2,923		10,114
PrimeEnergy Corp.*	101		5,859
Renewable Energy Group, Inc.*	6,595		55,860
REX American Resources Corp.*	996		84,421
Ring Energy, Inc.*	6,282		68,788
Sanchez Energy Corp.(x)*	9,821		86,818
Teekay Tankers Ltd., Class A	20,486		51,830
VAALCO Energy, Inc.*	9,976		9,270
Vertex Energy, Inc.(x)*	3,396		3,905
W&T Offshore, Inc.(x)*	6,285		11,062
Westmoreland Coal Co.*	3,265		28,928
Zion Oil & Gas, Inc.*	6,286		8,800

			1,841,845

Total Energy			2,929,883

Financials (13.1%)
Banks (6.9%)
1st Constitution Bancorp	1,127		15,553
Access National Corp.	1,431		34,201
ACNB Corp.	1,045		27,776
Allegiance Bancshares, Inc.*	1,932		52,164
American National Bankshares, Inc.	1,430		39,969
American River Bankshares/California*	1,144		12,401
AmeriServ Financial, Inc.	3,222		10,600
Ames National Corp.	1,496		41,379
Anchor Bancorp, Inc.*	417		10,475
Arrow Financial Corp.	1,991		65,364
Atlantic Capital Bancshares, Inc.*	3,053		45,734
Auburn National Bancorporation, Inc.	422		11,584
Bancorp of New Jersey, Inc.	719		8,175
Bancorp, Inc.*	6,114		39,252
Bank of Commerce Holdings	1,974		14,213
Bank of Marin Bancorp/California	1,049		52,167

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
Bank of South Carolina Corp.	671		$12,185
Bank of the James Financial Group, Inc.(x)	696		8,456
Bank of the Ozarks, Inc.	—	@	1
Bankwell Financial Group, Inc.	1,010		23,927
Bar Harbor Bankshares	1,041		38,226
Bay Bancorp, Inc.(x)*	1,389		7,653
BCB Bancorp, Inc.	1,652		18,585
Blue Hills Bancorp, Inc.	4,338		65,157
Bridge Bancorp, Inc.	2,943		84,140
Bryn Mawr Bank Corp.	2,932		93,795
BSB Bancorp, Inc./Massachusetts*	1,411		33,060
C&F Financial Corp.	565		24,340
California First National Bancorp	413		5,765
Camden National Corp.	1,793		85,598
Capital City Bank Group, Inc.	1,924		28,417
Cardinal Financial Corp.	5,489		143,208
Carolina Bank Holdings, Inc.*	795		15,510
Carolina Financial Corp.	1,791		40,011
Cascade Bancorp*	5,543		33,591
CB Financial Services, Inc.	665		15,149
CenterState Banks, Inc.	8,098		143,578
Central Valley Community Bancorp	1,535		24,345
Centrue Financial Corp.*	729		13,705
Century Bancorp, Inc./Massachusetts, Class A	519		23,521
Chemung Financial Corp.(x)	553		16,031
Citizens & Northern Corp.	2,046		44,951
Citizens Holding Co.	681		15,997
Civista Bancshares, Inc.	1,357		19,242
CNB Financial Corp./Pennsylvania	2,421		51,228
CoBiz Financial, Inc.	6,537		87,007
Codorus Valley Bancorp, Inc.	1,357		29,691
Colony Bankcorp, Inc.*	1,056		10,444
Commerce Union Bancshares, Inc.(x)	1,179		23,344
Community Bankers Trust Corp.*	3,773		20,487
Community Financial Corp.	672		15,254
Community Trust Bancorp, Inc.	2,635		97,785
Community West Bancshares	1,141		9,356
CommunityOne Bancorp(x)*	2,215		30,656
ConnectOne Bancorp, Inc.	4,997		90,246
County Bancorp, Inc.	842		16,848
CU Bancorp*	2,857		65,168
Customers Bancorp, Inc.*	4,289		107,911
DNB Financial Corp.	412		10,424
Eastern Virginia Bankshares, Inc.	2,025		16,281
Emclaire Financial Corp.	284		6,992
Enterprise Bancorp, Inc./Massachusetts	1,512		42,336
Enterprise Financial Services Corp.	3,346		104,563
Equity Bancshares, Inc., Class A*	887		23,009
Evans Bancorp, Inc.	724		19,953
Farmers Capital Bank Corp.	1,283		38,028
Farmers National Banc Corp.	4,328		46,656
Fauquier Bankshares, Inc.	674		9,766
Fidelity Southern Corp.	3,648		67,087
Financial Institutions, Inc.	2,439		66,121
First Bancorp, Inc./Maine	1,785		42,786
First Bancorp/North Carolina	3,462		68,513
First Bancshares, Inc./Massachusetts	864		16,788
First Bank/New Jersey*	1,261		10,567
First Busey Corp.	5,389		121,791
First Business Financial Services, Inc.	1,408		33,088
First Community Bancshares, Inc./Virginia	2,742		68,002
First Community Corp./South Carolina	1,103		17,372
First Community Financial Partners, Inc.*	2,413		22,972
First Connecticut Bancorp, Inc./Connecticut	2,458		43,728
First Financial Corp./Indiana	1,732		70,458
First Financial Northwest, Inc.	1,587		22,488
First Foundation, Inc.*	2,321		57,259
First Guaranty Bancshares, Inc.	735		11,944
First Internet Bancorp	914		21,104
First Mid-Illinois Bancshares, Inc.	1,237		33,721
First NBC Bank Holding Co.*	2,757		26,026
First Northwest Bancorp(x)*	1,950		26,306
First of Long Island Corp.	2,508		83,140
First South Bancorp, Inc./North Carolina	1,563		15,145
First United Corp.*	1,031		12,764
Flushing Financial Corp.	4,897		116,157
Franklin Financial Network, Inc.*	1,648		61,635
German American Bancorp, Inc.	2,500		97,325
Great Southern Bancorp, Inc.	1,890		76,923
Green Bancorp, Inc.*	3,620		39,567
Guaranty Bancorp	2,639		47,106
Hanmi Financial Corp.	5,482		144,396
HarborOne Bancorp, Inc.*	2,367		37,304
Hawthorn Bancshares, Inc.	842		12,655
Heritage Commerce Corp.	4,585		50,160
Heritage Financial Corp./Washington	5,190		93,161
Heritage Oaks Bancorp	4,210		34,522
HomeTrust Bancshares, Inc.*	2,911		53,854
Horizon Bancorp/Indiana	2,299		67,545
Howard Bancorp, Inc.*	1,092		14,425
Independent Bank Corp./Michigan	3,573		60,134
Independent Bank Group, Inc.	1,955		86,352
Investar Holding Corp.	1,184		18,174
Lakeland Bancorp, Inc.	6,814		95,669
Lakeland Financial Corp.	4,199		148,729
Landmark Bancorp, Inc./Kansas	532		13,976
LCNB Corp.	1,543		28,113
Live Oak Bancshares, Inc.	3,442		49,634
Macatawa Bank Corp.	4,625		36,954
Mackinac Financial Corp.(x)	792		9,100
MainSource Financial Group, Inc.	4,056		101,197
MBT Financial Corp.	3,137		28,390
Melrose Bancorp, Inc.*	355		5,290
Mercantile Bank Corp.	2,793		74,992
Merchants Bancshares, Inc./Vermont	1,008		32,649
Mid Penn Bancorp, Inc.	566		10,545
Middleburg Financial Corp.	821		23,218
Middlefield Banc Corp.	368		12,284
Midland States Bancorp, Inc.	648		16,420
MidSouth Bancorp, Inc.	1,483		15,423
MidWestOne Financial Group, Inc.	1,450		44,037
MutualFirst Financial, Inc.	967		26,815
National Bankshares, Inc./Virginia(x)	1,186		43,621
National Commerce Corp.*	1,489		40,292
Nicolet Bankshares, Inc.*	1,335		51,197
Northrim BanCorp, Inc.	1,177		30,308
Norwood Financial Corp.	498		14,581
Oak Valley Bancorp	1,186		11,884
OFG Bancorp	7,602		76,856
Ohio Valley Banc Corp.	652		14,422
Old Line Bancshares, Inc.	1,470		29,003
Old Point Financial Corp.	642		13,264
Old Second Bancorp, Inc.	5,034		41,833
Orrstown Financial Services, Inc.	1,297		25,616

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pacific Continental Corp.	3,453	$58,079
Pacific Mercantile Bancorp*	2,706	19,943
Pacific Premier Bancorp, Inc.*	16,738	442,888
Paragon Commercial Corp.*	75	2,721
Park Sterling Corp.	9,059	73,559
Parke Bancorp, Inc.	825	12,309
Patriot National Bancorp, Inc.*	124	1,644
Peapack-Gladstone Financial Corp.	2,764	61,941
Penns Woods Bancorp, Inc.(x)	810	36,013
Peoples Bancorp of North Carolina, Inc.	781	16,323
Peoples Bancorp, Inc./Ohio	2,827	69,516
Peoples Financial Corp./Mississippi*	571	6,041
Peoples Financial Services Corp.	1,201	48,953
People’s Utah Bancorp	2,283	46,459
Plumas Bancorp*	699	7,095
Porter Bancorp, Inc.*	1,405	2,276
Preferred Bank/California	2,137	76,398
Premier Financial Bancorp, Inc.	1,489	25,521
QCR Holdings, Inc.	2,091	66,368
Republic Bancorp, Inc./Kentucky, Class A	1,699	52,805
Republic First Bancorp, Inc.*	5,907	24,278
Royal Bancshares of Pennsylvania, Inc., Class A*	3,393	8,007
Salisbury Bancorp, Inc.	409	12,646
Sandy Spring Bancorp, Inc.	4,094	125,195
SB Financial Group, Inc.	759	9,525
Seacoast Banking Corp. of Florida*	5,217	83,942
Select Bancorp, Inc.*	1,537	12,296
Shore Bancshares, Inc.	2,195	25,857
Sierra Bancorp	2,041	38,289
SmartFinancial, Inc.(x)*	828	13,455
Southern First Bancshares, Inc.*	1,012	27,911
Southern National Bancorp of Virginia, Inc.	1,949	25,434
Southside Bancshares, Inc.	4,310	138,696
Southwest Bancorp, Inc./Oklahoma	3,178	60,350
Southwest Georgia Financial Corp.	323	5,229
State Bank Financial Corp.	6,084	138,837
Stewardship Financial Corp.(x)	932	7,270
Stock Yards Bancorp, Inc.	3,702	122,018
Stonegate Bank	2,042	68,918
Suffolk Bancorp	2,015	70,062
Summit Financial Group, Inc.	1,453	27,839
Summit State Bank(x)	516	7,007
Sun Bancorp, Inc./New Jersey	1,887	43,514
Sunshine Bancorp, Inc.*	835	12,191
Sussex Bancorp	678	11,072
TriCo Bancshares	3,525	94,364
TriState Capital Holdings, Inc.*	3,849	62,161
Triumph Bancorp, Inc.*	2,714	53,846
Two River Bancorp	1,176	13,524
Union Bankshares, Inc./Vermont(x)	684	23,297
United Bancorp, Inc./Ohio(x)	833	9,055
United Bancshares, Inc./Ohio	499	9,980
United Security Bancshares, Inc./Alabama	946	10,018
United Security Bancshares/California*	2,081	12,716
Unity Bancorp, Inc.	1,148	14,722
Univest Corp. of Pennsylvania	4,317	100,845
Veritex Holdings, Inc.*	1,464	25,459
Washington Trust Bancorp, Inc.	2,594	104,331
WashingtonFirst Bankshares, Inc.	1,411	34,725
Wellesley Bank	332	7,287
West Bancorp, Inc.	2,782	54,527
Westbury Bancorp, Inc.*	584	11,406
Xenith Bankshares, Inc.*	13,138	30,349

		8,688,763

Capital Markets (0.7%)
Actua Corp.*	6,324	81,896
Arlington Asset Investment Corp., Class A(x)	3,613	53,436
Ashford, Inc.*	161	7,631
B. Riley Financial, Inc.(x)	1,629	21,763
Cowen Group, Inc., Class A(x)*	18,007	65,365
Diamond Hill Investment Group, Inc.	536	99,048
FBR & Co.	993	13,147
Fifth Street Asset Management, Inc.	822	4,529
FXCM, Inc., Class A(x)*	962	8,437
GAIN Capital Holdings, Inc.	6,554	40,504
Hennessy Advisors, Inc.	505	17,912
INTL FCStone, Inc.*	2,660	103,342
Ladenburg Thalmann Financial Services, Inc.*	17,851	41,236
Manning & Napier, Inc.	2,610	18,505
Medley Management, Inc., Class A	1,030	8,662
Oppenheimer Holdings, Inc., Class A	1,757	25,108
PJT Partners, Inc., Class A	3,120	85,082
Pzena Investment Management, Inc., Class A	2,558	19,697
Safeguard Scientifics, Inc.*	3,558	46,112
Silvercrest Asset Management Group, Inc., Class A	1,236	14,671
TheStreet, Inc.	5,877	6,465
Value Line, Inc.	183	2,972
Walter Investment Management Corp.(x)*	3,284	13,333
Westwood Holdings Group, Inc.	1,410	74,885
Wins Finance Holdings, Inc.(x)*	249	7,363
ZAIS Group Holdings, Inc.(x)*	628	1,444

		882,545

Consumer Finance (0.2%)
Asta Funding, Inc.*	647	6,794
Atlanticus Holdings Corp.*	1,038	3,176
Consumer Portfolio Services, Inc.*	3,604	16,542
Emergent Capital, Inc.*	3,467	10,158
Enova International, Inc.*	4,676	45,264
EZCORP, Inc., Class A*	8,901	98,444
Nicholas Financial, Inc.*	1,342	13,581
Regional Management Corp.*	1,864	40,356
World Acceptance Corp.*	1,065	52,228

		286,543

Diversified Financial Services (0.2%)
A-Mark Precious Metals, Inc.	700	11,235
BBX Capital Corp., Class A*	536	11,058
GWG Holdings, Inc.*	178	1,534
Marlin Business Services Corp.	1,456	28,217
NewStar Financial, Inc.*	4,310	41,850
On Deck Capital, Inc.(x)*	8,451	48,171
PICO Holdings, Inc.*	3,852	45,415
Tiptree Financial, Inc., Class A	4,062	24,128

		211,608

Insurance (1.0%)
1347 Property Insurance Holdings, Inc.*	814	5,120
Atlantic American Corp.	932	3,038
Atlas Financial Holdings, Inc.*	1,892	29,837
Baldwin & Lyons, Inc., Class B	1,613	41,341
Blue Capital Reinsurance Holdings Ltd.	1,076	19,712
Citizens, Inc./Texas(x)*	8,162	76,396
Conifer Holdings, Inc.*	777	6,472

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Crawford & Co., Class B	2,099	$23,824
Donegal Group, Inc., Class A	1,503	24,213
eHealth, Inc.*	3,185	35,704
EMC Insurance Group, Inc.	1,493	40,206
Federated National Holding Co.	2,222	41,529
First Acceptance Corp.*	2,694	2,721
Hallmark Financial Services, Inc.*	2,498	25,704
HCI Group, Inc.	1,520	46,147
Health Insurance Innovations, Inc., Class A(x)*	1,266	6,647
Heritage Insurance Holdings, Inc.	4,696	67,669
Independence Holding Co.	1,239	21,286
Investors Title Co.	257	25,572
Kingstone Cos., Inc.	995	9,184
Kinsale Capital Group, Inc.	1,035	22,770
National Interstate Corp.	1,329	43,232
National Security Group, Inc.	286	5,091
Oxbridge Re Holdings Ltd.	846	4,230
Patriot National, Inc.(x)*	1,898	17,101
State National Cos., Inc.	5,393	59,970
Stewart Information Services Corp.	3,675	163,355
Trupanion, Inc.(x)*	2,530	42,757
Unico American Corp.*	411	4,484
United Insurance Holdings Corp.	3,031	51,466
Universal Insurance Holdings, Inc.	5,747	144,825
WMIH Corp.*	35,684	83,501

		1,195,104

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	4,937	77,758
Anworth Mortgage Asset Corp. (REIT)	16,317	80,280
Ares Commercial Real Estate Corp. (REIT)	4,750	59,850
Cherry Hill Mortgage Investment Corp. (REIT)	1,189	20,344
Dynex Capital, Inc. (REIT)	7,924	58,796
Ellington Residential Mortgage REIT (REIT)	1,156	15,005
Five Oaks Investment Corp. (REIT)	2,019	11,468
Great Ajax Corp. (REIT)	2,626	35,845
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	33,828	790,559
Manhattan Bridge Capital, Inc. (REIT)	810	5,808
New York Mortgage Trust, Inc. (REIT)	19,371	116,612
Orchid Island Capital, Inc. (REIT)(x)	3,930	40,951
Owens Realty Mortgage, Inc. (REIT)	1,784	30,899
Resource Capital Corp. (REIT)	5,323	68,188
United Development Funding IV (REIT)(b)(x)†	5,669	13,606
Western Asset Mortgage Capital Corp. (REIT)	7,194	74,961
ZAIS Financial Corp. (REIT)	1,402	20,231

		1,521,161

Thrifts & Mortgage Finance (2.9%)
ASB Bancorp, Inc.*	520	13,614
Atlantic Coast Financial Corp.*	2,478	15,587
Bank Mutual Corp.	7,186	55,188
BankFinancial Corp.	2,678	34,011
Bear State Financial, Inc.	3,151	28,958
Charter Financial Corp./Maryland	2,400	30,912
Chicopee Bancorp, Inc.	658	12,173
Citizens Community Bancorp, Inc.	776	8,676
Clifton Bancorp, Inc.	3,878	59,295
Coastway Bancorp, Inc.*	779	10,672
Dime Community Bancshares, Inc.	5,438	91,141
Eagle Bancorp Montana, Inc.	515	7,452
Elmira Savings Bank	276	5,448
Entegra Financial Corp.*	1,151	21,132
ESSA Bancorp, Inc.	1,468	20,302
Federal Agricultural Mortgage Corp., Class C	1,511	59,685
First Capital, Inc.	557	17,696
First Defiance Financial Corp.	1,558	69,549
First Savings Financial Group, Inc.	305	11,011
FS Bancorp, Inc.	473	13,812
Georgetown Bancorp, Inc.	247	5,155
Greene County Bancorp, Inc.(x)	535	8,918
Guaranty Federal Bancshares, Inc.	726	11,631
Hamilton Bancorp, Inc./Maryland*	611	8,328
Hingham Institution for Savings	237	32,825
HMN Financial, Inc.*	645	9,159
Home Bancorp, Inc.	1,001	28,028
Home Federal Bancorp, Inc.	167	3,961
HomeStreet, Inc.*	32,147	805,603
HopFed Bancorp, Inc.	1,125	12,611
IF Bancorp, Inc.	533	9,935
Impac Mortgage Holdings, Inc.*	1,527	20,141
Jacksonville Bancorp, Inc.	248	7,006
Kentucky First Federal Bancorp	396	3,326
Lake Shore Bancorp, Inc.	429	5,727
Lake Sunapee Bank Group	1,383	24,991
LendingTree, Inc.(x)*	8,348	809,004
Magyar Bancorp, Inc.*	61	639
Malvern Bancorp, Inc.*	1,163	19,399
Meridian Bancorp, Inc.	8,388	130,600
Meta Financial Group, Inc.	1,452	88,006
MSB Financial Corp.*	1,039	14,037
NMI Holdings, Inc., Class A*	8,716	66,416
Ocean Shore Holding Co.	961	21,767
OceanFirst Financial Corp.	3,624	69,798
Oconee Federal Financial Corp.	261	6,243
Ocwen Financial Corp.(x)*	17,715	65,014
Pathfinder Bancorp, Inc.	536	6,534
PB Bancorp, Inc.	451	3,915
Poage Bankshares, Inc.(x)	556	10,759
Provident Bancorp, Inc.*	786	12,262
Provident Financial Holdings, Inc.	1,182	23,120
Prudential Bancorp, Inc.	1,070	15,494
Randolph Bancorp, Inc.*	789	10,754
Riverview Bancorp, Inc.	3,813	20,514
Security National Financial Corp., Class A*	1,295	7,563
Severn Bancorp, Inc./Maryland(x)*	1,524	9,906
SI Financial Group, Inc.	1,971	26,017
Sound Financial Bancorp, Inc.	335	8,107
Southern Missouri Bancorp, Inc.	1,035	25,772
Stonegate Mortgage Corp.(x)*	2,530	11,587
Territorial Bancorp, Inc.	1,346	38,576
Timberland Bancorp, Inc./Washington	1,038	16,349
United Community Bancorp	614	9,259
United Community Financial Corp./Ohio	8,169	58,082
United Financial Bancorp, Inc.	8,825	122,138
Walker & Dunlop, Inc.*	4,843	122,333
Waterstone Financial, Inc.	4,483	76,166
Wayne Savings Bancshares, Inc.	428	5,885
Westfield Financial, Inc.	2,861	21,887

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Wolverine Bancorp, Inc.	355	$9,574

		3,547,135

Total Financials		16,332,859

Health Care (26.0%)
Biotechnology (11.1%)
Abeona Therapeutics, Inc.(x)*	2,643	15,858
Acceleron Pharma, Inc.*	19,611	709,721
Actinium Pharmaceuticals, Inc.(x)*	6,869	9,273
Adamas Pharmaceuticals, Inc.(x)*	2,941	48,262
ADMA Biologics, Inc.(x)*	856	6,206
Advaxis, Inc.(x)*	6,255	66,866
Adverum Biotechnologies, Inc.*	3,985	16,378
Aegerion Pharmaceuticals, Inc.*	4,926	14,630
Aeglea BioTherapeutics, Inc.*	821	5,263
Agenus, Inc.*	12,849	92,256
Akebia Therapeutics, Inc.*	6,315	57,151
Aldeyra Therapeutics, Inc.*	1,457	11,437
Anavex Life Sciences Corp.(x)*	5,664	20,560
Anthera Pharmaceuticals, Inc.(x)*	6,941	21,864
Applied Genetic Technologies Corp.*	2,245	21,956
ARCA biopharma, Inc.*	1,046	3,023
Ardelyx, Inc.*	5,413	70,044
Arena Pharmaceuticals, Inc.(x)*	43,105	75,434
Argos Therapeutics, Inc.*	2,442	12,137
ArQule, Inc.*	10,990	19,672
Arrowhead Pharmaceuticals, Inc.(x)*	10,638	78,189
Asterias Biotherapeutics, Inc.(x)*	3,936	16,689
Athersys, Inc.(x)*	13,362	28,461
aTyr Pharma, Inc.*	2,926	9,305
Audentes Therapeutics, Inc.*	822	14,640
Aviragen Therapeutics, Inc.*	6,765	12,989
Bellicum Pharmaceuticals, Inc.(x)*	3,685	73,332
Bio Blast Pharma Ltd.(x)*	1,255	2,171
BioCryst Pharmaceuticals, Inc.(x)*	12,919	56,973
BioSpecifics Technologies Corp.*	953	43,524
BioTime, Inc.(x)*	12,215	47,639
Blueprint Medicines Corp.*	37,474	1,112,977
Brainstorm Cell Therapeutics, Inc.(x)*	3,003	7,177
Calithera Biosciences, Inc.(x)*	2,467	8,018
Cancer Genetics, Inc.*	2,086	3,651
Capricor Therapeutics, Inc.*	410	1,357
Cara Therapeutics, Inc.(x)*	3,653	30,503
CareDx, Inc.*	1,928	6,844
Cascadian Therapeutics, Inc.*	19,189	31,470
CASI Pharmaceuticals, Inc.*	3,375	3,746
Catabasis Pharmaceuticals, Inc.*	1,024	6,308
Celldex Therapeutics, Inc.(x)*	16,813	67,925
Cellular Biomedicine Group, Inc.(x)*	2,152	31,204
Celsion Corp.*	3,825	4,667
Cerulean Pharma, Inc.(x)*	3,013	3,073
ChemoCentryx, Inc.*	3,959	23,912
Chiasma, Inc.(x)*	3,229	9,493
Chimerix, Inc.*	7,538	41,761
Cidara Therapeutics, Inc.*	1,859	21,286
Clovis Oncology, Inc.*	15,567	561,190
Coherus Biosciences, Inc.(x)*	48,965	1,311,282
CoLucid Pharmaceuticals, Inc.*	523	19,952
Conatus Pharmaceuticals, Inc.(x)*	2,650	5,300
Concert Pharmaceuticals, Inc.*	2,914	29,461
ContraFect Corp.*	6,551	16,246
Corbus Pharmaceuticals Holdings, Inc.(x)*	6,803	46,192
CorMedix, Inc.(x)*	6,317	15,919
Corvus Pharmaceuticals, Inc.*	574	9,442
Curis, Inc.(x)*	19,710	51,443
Cytokinetics, Inc.(x)*	5,951	54,630
CytomX Therapeutics, Inc.(x)*	3,595	56,370
Cytori Therapeutics, Inc.(x)*	3,531	7,168
CytRx Corp.(x)*	16,378	9,635
Dicerna Pharmaceuticals, Inc.*	2,889	16,987
Dimension Therapeutics, Inc.(x)*	2,121	16,947
Dynavax Technologies Corp.(x)*	6,835	71,699
Edge Therapeutics, Inc.*	2,880	29,981
Eiger BioPharmaceuticals, Inc.*	694	9,293
Enanta Pharmaceuticals, Inc.*	2,747	73,098
Esperion Therapeutics, Inc.*	2,535	35,110
Fate Therapeutics, Inc.*	4,596	14,340
Fibrocell Science, Inc.(x)*	4,521	3,255
Five Prime Therapeutics, Inc.*	13,542	710,819
Flexion Therapeutics, Inc.*	4,084	79,801
Fortress Biotech, Inc.*	5,910	17,553
Foundation Medicine, Inc.(x)*	28,063	655,270
Galectin Therapeutics, Inc.(x)*	4,837	5,466
Galena Biopharma, Inc.(x)*	37,247	13,048
Gemphire Therapeutics, Inc.*	276	3,014
Genocea Biosciences, Inc.(x)*	4,258	21,801
Genomic Health, Inc.*	21,807	630,658
Geron Corp.(x)*	26,543	59,987
GlycoMimetics, Inc.*	2,098	15,001
Heron Therapeutics, Inc.(x)*	5,587	96,264
Idera Pharmaceuticals, Inc.(x)*	15,757	40,338
Ignyta, Inc.*	5,201	32,714
Immune Design Corp.*	1,970	14,933
Immunomedics, Inc.(x)*	15,343	49,865
Infinity Pharmaceuticals, Inc.*	8,507	13,271
Inotek Pharmaceuticals Corp.*	3,025	28,677
Inovio Pharmaceuticals, Inc.(x)*	11,663	108,699
Invitae Corp.(x)*	4,009	35,119
Kadmon Holdings, Inc.*	508	3,729
Karyopharm Therapeutics, Inc.*	4,175	40,623
Kindred Biosciences, Inc.*	2,994	14,880
Kura Oncology, Inc.*	2,529	15,806
La Jolla Pharmaceutical Co.*	2,448	58,238
Lion Biotechnologies, Inc.(x)*	9,345	76,909
Loxo Oncology, Inc.(x)*	2,344	61,366
MacroGenics, Inc.*	5,605	167,646
MannKind Corp.(x)*	57,024	35,355
Medgenics, Inc.*	4,772	26,580
MediciNova, Inc.(x)*	5,234	39,203
MEI Pharma, Inc.*	5,118	9,008
Minerva Neurosciences, Inc.(x)*	3,337	47,102
Mirati Therapeutics, Inc.*	2,202	14,555
Mirna Therapeutics, Inc.*	1,632	3,215
NanoViricides, Inc.(x)*	7,253	12,258
Natera, Inc.(x)*	60,459	671,698
Navidea Biopharmaceuticals, Inc.(x)*	27,075	24,787
NewLink Genetics Corp.*	3,812	57,256
Nivalis Therapeutics, Inc.*	1,775	14,431
Nymox Pharmaceutical Corp.(x)*	4,584	14,944
Ohr Pharmaceutical, Inc.*	4,740	13,414
Oncocyte Corp.*	715	3,604
OncoMed Pharmaceuticals, Inc.(x)*	3,665	41,891
Organovo Holdings, Inc.(x)*	15,131	57,346
Osiris Therapeutics, Inc.(x)*	3,449	17,107
Otonomy, Inc.*	4,226	76,871
OvaScience, Inc.*	5,547	39,717
Pfenex, Inc.*	3,227	28,882
PharmAthene, Inc.*	11,032	31,993
PhaseRx, Inc.*	335	861
Pieris Pharmaceuticals, Inc.*	5,710	10,449

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Progenics Pharmaceuticals, Inc.*	12,237	$77,460
Protagonist Therapeutics, Inc.*	1,187	25,081
Proteon Therapeutics, Inc.*	1,366	12,745
Proteostasis Therapeutics, Inc.*	1,205	18,786
PTC Therapeutics, Inc.*	5,849	81,944
Raptor Pharmaceutical Corp.*	15,037	134,882
Recro Pharma, Inc.*	1,311	11,589
REGENXBIO, Inc.(x)*	3,561	49,890
Regulus Therapeutics, Inc.*	6,896	22,757
Repligen Corp.*	24,453	738,235
Rigel Pharmaceuticals, Inc.*	16,385	60,133
Sage Therapeutics, Inc.*	12,650	582,533
Sangamo BioSciences, Inc.*	12,211	56,537
Selecta Biosciences, Inc.*	705	10,046
Sorrento Therapeutics, Inc.(x)*	4,352	33,684
Spark Therapeutics, Inc.(x)*	5,385	323,423
Spectrum Pharmaceuticals, Inc.*	13,444	62,783
Spring Bank Pharmaceuticals, Inc.*	163	1,961
StemCells, Inc.(x)*	2,077	2,825
Stemline Therapeutics, Inc.*	2,925	31,678
Strongbridge Biopharma plc*	1,959	10,265
Syndax Pharmaceuticals, Inc.*	816	12,371
Synergy Pharmaceuticals, Inc.(x)*	31,891	175,719
Synthetic Biologics, Inc.(x)*	13,132	22,587
Syros Pharmaceuticals, Inc.*	597	8,280
T2 Biosystems, Inc.(x)*	2,538	18,375
Tenax Therapeutics, Inc.(x)*	4,318	9,931
TG Therapeutics, Inc.(x)*	6,489	50,225
Tobira Therapeutics, Inc.*	1,535	61,001
Tokai Pharmaceuticals, Inc.(x)*	1,728	2,644
Tonix Pharmaceuticals Holding Corp.(x)*	4,326	3,017
Tracon Pharmaceuticals, Inc.*	1,432	9,680
Trevena, Inc.*	7,861	53,062
Trovagene, Inc.*	4,990	22,405
Vanda Pharmaceuticals, Inc.*	6,442	107,195
VBI Vaccines, Inc.*	3,650	12,264
Verastem, Inc.*	5,587	7,431
Vericel Corp.*	4,262	11,934
Versartis, Inc.*	4,804	58,849
Vical, Inc.*	1,601	4,867
Vitae Pharmaceuticals, Inc.*	4,634	96,943
Vital Therapies, Inc.*	4,205	25,735
Voyager Therapeutics, Inc.*	2,072	24,885
vTv Therapeutics, Inc., Class A*	1,328	9,548
XBiotech, Inc.(x)*	3,074	41,376
Xencor, Inc.*	26,572	650,748
Zafgen, Inc.*	3,963	13,118

		13,789,664

Health Care Equipment & Supplies (7.5%)
Accuray, Inc.*	14,021	89,314
Aethlon Medical, Inc.*	1,193	5,953
Alliqua BioMedical, Inc.*	3,876	3,023
AngioDynamics, Inc.*	4,748	83,280
Anika Therapeutics, Inc.*	2,477	118,524
AtriCure, Inc.*	5,531	87,500
Atrion Corp.	240	102,384
Avinger, Inc.(x)*	3,090	14,739
AxoGen, Inc.*	4,240	38,287
Biolase, Inc.(x)*	6,170	10,798
Bovie Medical Corp.*	4,482	23,351
Cardiovascular Systems, Inc.*	5,603	133,015
CAS Medical Systems, Inc.*	4,284	7,326
Cerus Corp.*	17,801	110,544
Chembio Diagnostics, Inc.*	1,856	13,679
ConforMIS, Inc.*	6,293	62,427
Corindus Vascular Robotics, Inc.(x)*	9,572	10,625
CryoLife, Inc.	5,540	97,338
Cutera, Inc.*	2,062	24,579
Cynosure, Inc., Class A*	8,932	454,996
CytoSorbents Corp.(x)*	3,776	24,166
Derma Sciences, Inc.*	3,494	16,317
Electromed, Inc.*	1,066	4,850
EndoChoice Holdings, Inc.*	2,166	17,285
Endologix, Inc.(x)*	45,507	582,490
Entellus Medical, Inc.(x)*	1,330	29,499
Exactech, Inc.*	1,835	49,600
FONAR Corp.*	1,053	21,629
GenMark Diagnostics, Inc.*	7,054	83,237
Glaukos Corp.*	29,435	1,110,877
Inogen, Inc.*	16,601	994,400
Invacare Corp.	5,578	62,306
InVivo Therapeutics Holdings Corp.(x)*	5,668	38,542
Invuity, Inc.*	2,222	30,486
iRadimed Corp.(x)*	705	11,978
Iridex Corp.*	1,310	18,982
Kewaunee Scientific Corp.	362	8,623
Lantheus Holdings, Inc.*	2,169	17,959
LeMaitre Vascular, Inc.	2,375	47,120
Merit Medical Systems, Inc.*	7,509	182,394
Milestone Scientific, Inc.*	2,199	4,750
Misonix, Inc.*	1,041	5,517
Nuvectra Corp.*	1,767	12,228
NxStage Medical, Inc.*	14,112	352,659
OncoSec Medical, Inc.*	2,633	4,502
OraSure Technologies, Inc.*	9,527	75,930
Orthofix International N.V.*	3,055	130,662
Oxford Immunotec Global plc*	3,907	49,072
Presbia plc*	609	2,862
Pulse Biosciences, Inc.(x)*	890	5,598
Retractable Technologies, Inc.*	2,114	5,412
Rockwell Medical, Inc.(x)*	8,425	56,448
RTI Surgical, Inc.*	10,153	31,779
SeaSpine Holdings Corp.*	1,351	13,659
Second Sight Medical Products, Inc.(x)*	2,520	8,870
Senseonics Holdings, Inc.*	4,938	19,258
Sientra, Inc.(x)*	2,301	20,686
Span-America Medical Systems, Inc.	400	7,480
Spectranetics Corp.*	47,167	1,183,420
STAAR Surgical Co.(x)*	7,032	66,101
SurModics, Inc.*	2,279	68,575
Tactile Systems Technology, Inc.*	576	10,771
Tandem Diabetes Care, Inc.*	3,232	24,757
TransEnterix, Inc.(x)*	12,100	20,449
Unilife Corp.(x)*	2,544	5,342
Utah Medical Products, Inc.	605	36,179
Vascular Solutions, Inc.*	30,151	1,454,184
Veracyte, Inc.*	2,440	18,568
Vermillion, Inc.*	4,390	5,707
ViewRay, Inc.(x)*	1,132	5,117
Zeltiq Aesthetics, Inc.(x)*	19,754	774,752

		9,325,716

Health Care Providers & Services (2.7%)
AAC Holdings, Inc.(x)*	1,756	30,537
Aceto Corp.	5,114	97,115
AdCare Health Systems, Inc.	3,058	6,422
Addus HomeCare Corp.*	1,311	34,296
Alliance HealthCare Services, Inc.*	887	6,085
Almost Family, Inc.*	1,428	52,508
BioScrip, Inc.*	19,418	56,118
BioTelemetry, Inc.*	4,742	88,059
Civitas Solutions, Inc.*	2,656	48,499

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cross Country Healthcare, Inc.*	5,634	$66,369
Digirad Corp.	3,218	16,412
Diversicare Healthcare Services, Inc.	719	7,068
Five Star Quality Care, Inc.*	7,647	14,606
Genesis Healthcare, Inc.*	6,607	17,641
Healthways, Inc.*	33,351	882,466
InfuSystem Holdings, Inc.*	3,392	9,328
Joint Corp.(x)*	1,578	3,787
Landauer, Inc.	1,680	74,726
LHC Group, Inc.*	2,637	97,253
National Research Corp., Class A	1,479	24,093
Nobilis Health Corp.(x)*	9,677	32,418
PharMerica Corp.*	5,152	144,616
Providence Service Corp.*	2,278	110,779
Psychemedics Corp.	877	17,400
Quorum Health Corp.*	5,218	32,717
RadNet, Inc.*	6,533	48,344
Sharps Compliance Corp.*	2,274	9,846
Teladoc, Inc.(x)*	3,652	66,868
Triple-S Management Corp., Class B*	4,099	89,891
U.S. Physical Therapy, Inc.	17,867	1,120,260
USMD Holdings, Inc.*	409	9,260

		3,315,787

Health Care Technology (0.5%)
Castlight Health, Inc., Class B*	7,142	29,711
Computer Programs & Systems, Inc.(x)	1,973	51,416
Evolent Health, Inc., Class A(x)*	14,354	353,395
HealthStream, Inc.*	4,526	124,918
Icad, Inc.*	2,396	12,459
Simulations Plus, Inc.	1,852	16,335
Vocera Communications, Inc.*	4,352	73,549

		661,783

Life Sciences Tools & Services (2.6%)
Albany Molecular Research, Inc.(x)*	4,571	75,467
ChromaDex Corp.(x)*	4,991	14,873
Enzo Biochem, Inc.*	6,981	35,533
Fluidigm Corp.*	39,780	318,638
Harvard Bioscience, Inc.*	5,697	15,496
NanoString Technologies, Inc.*	57,918	1,157,202
NeoGenomics, Inc.*	9,317	76,586
Pacific Biosciences of California, Inc.*	175,148	1,569,326
pSivida Corp.*	5,318	16,007

		3,279,128

Pharmaceuticals (1.6%)
AcelRx Pharmaceuticals, Inc.(x)*	6,154	23,939
Achaogen, Inc.*	3,744	17,934
Aclaris Therapeutics, Inc.(x)*	1,672	42,820
Adamis Pharmaceuticals Corp.(x)*	2,807	9,628
Aerie Pharmaceuticals, Inc.*	4,205	158,698
Agile Therapeutics, Inc.(x)*	2,337	16,312
Alimera Sciences, Inc.(x)*	7,805	11,629
Amphastar Pharmaceuticals, Inc.*	6,259	118,734
Ampio Pharmaceuticals, Inc.(x)*	7,624	5,643
ANI Pharmaceuticals, Inc.(x)*	1,394	92,492
Aradigm Corp.*	1,598	10,707
Aratana Therapeutics, Inc.*	5,868	54,924
Assembly Biosciences, Inc.*	2,548	18,371
Axsome Therapeutics, Inc.*	1,930	15,208
BioDelivery Sciences International, Inc.(x)*	8,532	23,036
Bio-Path Holdings, Inc.(x)*	15,546	21,764
Clearside Biomedical, Inc.*	1,266	21,965
Collegium Pharmaceutical, Inc.(x)*	2,398	46,185
Corcept Therapeutics, Inc.*	37,618	244,518
Corium International, Inc.(x)*	2,270	12,757
Cumberland Pharmaceuticals, Inc.*	1,900	9,519
Cymabay Therapeutics, Inc.*	3,841	7,452
Dipexium Pharmaceuticals, Inc.*	956	13,862
Durect Corp.*	22,229	30,898
Egalet Corp.(x)*	3,911	29,763
Endocyte, Inc.*	6,596	20,382
Evoke Pharma, Inc.(x)*	1,285	2,904
EyeGate Pharmaceuticals, Inc.(x)*	728	1,259
Flex Pharma, Inc.(x)*	1,851	21,805
Heska Corp.*	1,073	58,403
Imprimis Pharmaceuticals, Inc.*	1,966	7,490
Intersect ENT, Inc.*	4,488	71,090
Juniper Pharmaceuticals, Inc.*	1,848	10,256
KemPharm, Inc.(x)*	2,049	9,200
Lipocine, Inc.(x)*	2,881	12,849
Marinus Pharmaceuticals, Inc.(x)*	2,024	3,684
MyoKardia, Inc.(x)*	1,982	32,386
Neos Therapeutics, Inc.(x)*	2,386	15,700
Ocera Therapeutics, Inc.(x)*	2,764	7,325
Ocular Therapeutix, Inc.(x)*	3,108	21,352
Omeros Corp.(x)*	7,030	78,455
Pain Therapeutics, Inc.*	6,706	6,705
Paratek Pharmaceuticals, Inc.*	3,223	41,931
Pulmatrix, Inc.*	1,239	2,032
Reata Pharmaceuticals, Inc., Class A(x)*	993	26,175
Repros Therapeutics, Inc.(x)*	3,757	7,852
Revance Therapeutics, Inc.(x)*	3,597	58,307
SciClone Pharmaceuticals, Inc.*	8,806	90,262
SCYNEXIS, Inc.(x)*	3,496	13,530
Sucampo Pharmaceuticals, Inc., Class A*	4,124	50,766
Teligent, Inc.(x)*	7,280	55,328
Tetraphase Pharmaceuticals, Inc.*	6,451	24,707
Titan Pharmaceuticals, Inc.(x)*	3,265	19,198
VIVUS, Inc.(x)*	18,276	20,835
WaVe Life Sciences Ltd.*	1,306	42,406
Zogenix, Inc.*	4,369	49,938
Zynerba Pharmaceuticals, Inc.(x)*	1,211	15,804

		1,959,074

Total Health Care		32,331,152

Industrials (11.3%)
Aerospace & Defense (1.3%)
Aerovironment, Inc.*	3,602	87,925
Air Industries Group	1,056	4,731
Arotech Corp.*	3,606	10,638
Astrotech Corp.*	2,874	4,742
CPI Aerostructures, Inc.*	1,403	9,625
Ducommun, Inc.*	1,831	41,820
Innovative Solutions & Support, Inc.*	2,181	6,936
KEYW Holding Corp.(x)*	6,305	69,607
Kratos Defense & Security Solutions, Inc.*	8,145	56,119
LMI Aerospace, Inc.*	1,959	13,909
Mercury Systems, Inc.*	33,765	829,605
National Presto Industries, Inc.	855	75,060
SIFCO Industries, Inc.*	440	4,418
Sparton Corp.*	1,648	43,276
TASER International, Inc.(x)*	11,267	322,349
Vectrus, Inc.*	1,882	28,663

		1,609,423

Air Freight & Logistics (1.4%)
Air T., Inc.*	163	3,286
Air Transport Services Group, Inc.*	68,371	981,124

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Echo Global Logistics, Inc.*	32,202	$742,578
Park-Ohio Holdings Corp.	1,497	54,566
Radiant Logistics, Inc.*	6,570	18,659

		1,800,213

Building Products (2.4%)
Alpha Pro Tech Ltd.*	2,605	9,378
Armstrong Flooring, Inc.*	4,117	77,729
Builders FirstSource, Inc.*	54,620	628,677
CSW Industrials, Inc.*	2,537	82,173
Insteel Industries, Inc.	3,081	111,655
Patrick Industries, Inc.*	27,267	1,688,374
PGT, Inc.*	8,405	89,681
Quanex Building Products Corp.	6,023	103,957
Tecogen, Inc.(x)*	1,947	8,138

		2,799,762

Commercial Services & Supplies (0.8%)
Acme United Corp.	385	7,946
AMREP Corp.*	671	5,361
Aqua Metals, Inc.(x)*	1,866	16,533
ARC Document Solutions, Inc.*	7,151	26,745
Casella Waste Systems, Inc., Class A*	6,790	69,937
CECO Environmental Corp.	5,145	58,036
Cenveo, Inc.*	1,293	9,117
CompX International, Inc.	268	3,103
Ecology and Environment, Inc., Class A	445	4,401
Ennis, Inc.	4,511	76,010
Fuel Tech, Inc.*	3,024	4,234
Heritage-Crystal Clean, Inc.*	2,222	29,508
Hudson Technologies, Inc.*	4,711	31,328
InnerWorkings, Inc.*	6,754	63,623
Intersections, Inc.(x)*	1,265	2,290
Kimball International, Inc., Class B	6,482	83,877
NL Industries, Inc.*	1,456	5,722
Performant Financial Corp.*	6,113	18,033
Perma-Fix Environmental Services*	2,052	10,342
SP Plus Corp.*	3,043	77,810
Team, Inc.*	5,043	164,958
TRC Cos., Inc.*	3,238	28,073
Viad Corp.	3,504	129,192
Virco Manufacturing Corp.*	2,133	8,809
VSE Corp.	1,516	51,529
Wilhelmina International, Inc.*	309	2,657

		989,174

Construction & Engineering (1.8%)
Ameresco, Inc., Class A*	3,695	19,436
Argan, Inc.	10,839	641,560
Goldfield Corp.*	4,119	11,121
Great Lakes Dredge & Dock Corp.*	10,415	36,453
HC2 Holdings, Inc.(x)*	5,903	32,171
IES Holdings, Inc.*	1,376	24,479
Layne Christensen Co.*	3,156	26,858
MYR Group, Inc.*	2,546	76,635
Northwest Pipe Co.*	1,660	19,605
NV5 Global, Inc.*	41,584	1,343,578
Orion Group Holdings, Inc.*	4,687	32,106
Sterling Construction Co., Inc.*	4,181	32,361

		2,296,363

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	1,080	20,423
American Superconductor Corp.(x)*	2,074	14,539
Broadwind Energy, Inc.*	2,493	10,969
Capstone Turbine Corp.*	5,244	7,184
Energous Corp.(x)*	2,614	51,261
Energy Focus, Inc.(x)*	1,790	8,753
Enphase Energy, Inc.(x)*	6,405	7,558
Espey Manufacturing & Electronics Corp.	301	7,721
FuelCell Energy, Inc.(x)*	5,052	27,382
Ideal Power, Inc.(x)*	1,480	7,652
LSI Industries, Inc.	57,141	641,692
Orion Energy Systems, Inc.*	4,049	5,385
Plug Power, Inc.(x)*	31,787	54,356
Powell Industries, Inc.	1,531	61,317
Power Solutions International, Inc.(x)*	847	8,682
Preformed Line Products Co.	437	18,428
Revolution Lighting Technologies, Inc.*	1,545	9,749
TCP International Holdings Ltd.(x)*	1,271	1,640
TPI Composites, Inc.(x)*	9,454	200,991
Ultralife Corp.*	1,750	7,175
Vicor Corp.*	2,870	33,292

		1,206,149

Machinery (1.2%)
Accuride Corp.*	6,785	17,370
Alamo Group, Inc.	1,641	108,124
ARC Group Worldwide, Inc.*	1,724	6,362
Blue Bird Corp.(x)*	952	13,909
Columbus McKinnon Corp.	3,413	60,888
Commercial Vehicle Group, Inc.*	4,342	25,097
Douglas Dynamics, Inc.	3,855	123,128
Dynamic Materials Corp.	2,441	26,021
Eastern Co.	961	19,249
Energy Recovery, Inc.(x)*	6,050	96,679
ExOne Co.(x)*	1,903	28,964
Federal Signal Corp.	10,457	138,659
FreightCar America, Inc.	2,142	30,802
Gencor Industries, Inc.*	1,356	16,245
Global Brass & Copper Holdings, Inc.	3,714	107,297
Graham Corp.	1,685	32,184
Hardinge, Inc.	2,058	22,906
Hurco Cos., Inc.	1,127	31,635
Jason Industries, Inc.*	3,088	6,855
Kadant, Inc.	1,888	98,384
Key Technology, Inc.*	833	9,005
L.B. Foster Co., Class A	1,548	18,591
L.S. Starrett Co., Class A	950	9,329
Lydall, Inc.*	2,897	148,123
Manitex International, Inc.*	2,428	13,378
MFRI, Inc.*	1,069	8,146
Miller Industries, Inc.	1,929	43,962
NN, Inc.	4,614	84,206
Omega Flex, Inc.	511	19,704
Supreme Industries, Inc., Class A	2,290	44,197
Taylor Devices, Inc.*	514	10,152
Titan International, Inc.	7,782	78,754
Twin Disc, Inc.	1,491	17,862
Xerium Technologies, Inc.*	1,943	15,447

		1,531,614

Marine (0.0%)
Navios Maritime Holdings, Inc.*	14,634	17,707
Pangaea Logistics Solutions Ltd.(x)*	505	1,263
Safe Bulkers, Inc.*	5,790	8,164
Scorpio Bulkers, Inc.*	9,843	34,056

		61,190

Professional Services (0.9%)
Acacia Research Corp.	7,785	50,758
Barrett Business Services, Inc.	1,241	61,566
BG Staffing, Inc.	1,175	18,189
CBIZ, Inc.*	8,709	97,454
CDI Corp.	2,467	13,988

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cogint, Inc.(x)*	2,688	$13,682
CRA International, Inc.*	1,351	35,923
DLH Holdings Corp.*	391	1,713
Franklin Covey Co.*	1,812	32,272
GEE Group, Inc.(x)*	1,050	5,492
GP Strategies Corp.*	2,244	55,247
Heidrick & Struggles International, Inc.	3,223	59,787
Hill International, Inc.*	5,690	26,231
Hudson Global, Inc.	4,544	6,998
Insperity, Inc.	4,429	321,722
Kelly Services, Inc., Class A	5,110	98,213
Marathon Patent Group, Inc.*	2,277	6,398
Mistras Group, Inc.*	3,020	70,879
RCM Technologies, Inc.	1,691	11,178
Resources Connection, Inc.	6,208	92,748
Volt Information Sciences, Inc.*	1,859	11,805
Willdan Group, Inc.*	1,268	22,253

		1,114,496

Road & Rail (0.3%)
ArcBest Corp.	4,327	82,301
Celadon Group, Inc.	4,803	41,978
Covenant Transportation Group, Inc., Class A*	2,085	40,303
P.A.M. Transportation Services, Inc.*	406	8,128
Patriot Transportation Holding, Inc.*	424	9,010
Providence and Worcester Railroad Co.	657	16,280
Roadrunner Transportation Systems, Inc.*	5,378	42,916
Universal Logistics Holdings, Inc.	1,447	19,419
USA Truck, Inc.*	1,356	13,885
YRC Worldwide, Inc.*	5,724	70,520

		344,740

Trading Companies & Distributors (0.2%)
CAI International, Inc.*	2,713	22,437
DXP Enterprises, Inc.*	2,279	64,244
Empire Resources, Inc.	865	4,273
General Finance Corp.*	1,743	7,844
Houston Wire & Cable Co.	2,924	18,100
Huttig Building Products, Inc.*	4,067	23,507
Lawson Products, Inc.*	1,098	19,468
Neff Corp., Class A*	1,679	15,951
Real Industry, Inc.*	4,621	28,280
Titan Machinery, Inc.*	3,130	32,551
Transcat, Inc.*	1,094	11,487
Willis Lease Finance Corp.*	636	15,118

		263,260

Total Industrials		14,016,384

Information Technology (23.3%)
Communications Equipment (1.4%)
Aerohive Networks, Inc.*	4,247	25,864
Applied Optoelectronics, Inc.*	2,911	64,653
Bel Fuse, Inc., Class B	1,616	39,010
Black Box Corp.	2,647	36,793
CalAmp Corp.*	6,296	87,830
Calix, Inc.*	7,257	53,339
Clearfield, Inc.*	2,021	37,995
ClearOne, Inc.	1,126	12,600
Communications Systems, Inc.	1,353	6,440
Comtech Telecommunications Corp.	3,973	50,894
DASAN Zhone Solutions, Inc.*	4,377	4,990
Digi International, Inc.*	4,551	51,881
Emcore Corp.	4,535	25,850
Extreme Networks, Inc.*	18,155	81,516
Harmonic, Inc.*	13,451	79,764
KVH Industries, Inc.*	2,678	23,593
MRV Communications, Inc.*	807	9,143
Network-1 Technologies, Inc.*	1,637	4,469
Novatel Wireless, Inc.*	6,982	21,854
Oclaro, Inc.*	85,819	733,753
ParkerVision, Inc.(x)*	1,986	8,460
PC-Tel, Inc.	2,839	15,018
RELM Wireless Corp.	1,523	8,133
Resonant, Inc.*	953	5,203
ShoreTel, Inc.*	11,831	94,649
Silicom Ltd.	992	41,069
Sonus Networks, Inc.*	8,386	65,243
TESSCO Technologies, Inc.	1,079	13,390
Westell Technologies, Inc., Class A*	8,166	4,185
Xtera Communications, Inc.(x)*	1,109	599

		1,708,180

Electronic Equipment, Instruments & Components (2.9%)
Agilysys, Inc.*	2,680	29,802
Airgain, Inc.*	82	1,292
Applied DNA Sciences, Inc.(x)*	3,719	11,417
ClearSign Combustion Corp.(x)*	2,143	12,858
Control4 Corp.*	71,009	871,992
CTS Corp.	5,509	102,467
CUI Global, Inc.(x)*	3,541	20,644
Daktronics, Inc.	6,467	61,695
DTS, Inc.	3,042	129,407
Electro Scientific Industries, Inc.*	4,855	27,382
eMagin Corp.*	3,419	8,855
ePlus, Inc.*	1,112	104,984
Fabrinet*	13,660	609,099
Frequency Electronics, Inc.*	1,227	12,896
ID Systems, Inc.*	1,715	8,404
IEC Electronics Corp.*	1,534	7,317
II-VI, Inc.*	35,462	862,790
Interlink Electronics, Inc.*	196	2,019
IntriCon Corp.*	1,076	6,036
Iteris, Inc.*	4,579	16,668
Kemet Corp.*	7,950	28,382
Key Tronic Corp.*	1,773	13,209
Kimball Electronics, Inc.*	4,933	68,371
LRAD Corp.	5,620	10,509
Maxwell Technologies, Inc.*	5,491	28,334
Mesa Laboratories, Inc.	528	60,382
MicroVision, Inc.(x)*	8,964	12,370
MOCON, Inc.	952	14,946
Napco Security Technologies, Inc.*	2,092	15,062
Neonode, Inc.(x)*	6,547	7,464
Netlist, Inc.(x)*	7,893	9,787
Novanta, Inc.*	5,561	96,483
PAR Technology Corp.*	1,764	9,473
Park Electrochemical Corp.	3,397	59,006
PC Connection, Inc.	1,995	52,708
PCM, Inc.*	1,577	33,969
Perceptron, Inc.*	1,659	11,148
RadiSys Corp.*	6,201	33,144
Research Frontiers, Inc.(x)*	3,320	8,599
Richardson Electronics Ltd.	1,884	12,774
Systemax, Inc.	2,011	15,927
Uni-Pixel, Inc.(x)*	7,604	12,699
Vishay Precision Group, Inc.*	2,128	34,112
Wayside Technology Group, Inc.	680	12,056

		3,568,938

Internet Software & Services (8.5%)
2U, Inc.*	8,920	341,547
Alarm.com Holdings, Inc.(x)*	30,409	877,604
Amber Road, Inc.*	49,510	477,772

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Angie’s List, Inc.*	6,986	$69,231
Apigee Corp.*	2,712	47,189
Appfolio, Inc., Class A(x)*	1,320	25,661
Apptio, Inc., Class A*	22,798	494,717
ARI Network Services, Inc.*	2,858	12,690
Autobytel, Inc.*	1,501	26,718
Bazaarvoice, Inc.*	14,440	85,340
Benefitfocus, Inc.(x)*	18,112	723,031
Blucora, Inc.*	6,892	77,190
Brightcove, Inc.*	5,266	68,721
BroadVision, Inc.*	416	2,130
Carbonite, Inc.*	3,128	48,046
Care.com, Inc.*	2,394	23,844
ChannelAdvisor Corp.*	4,076	52,703
Demand Media, Inc.*	2,131	12,125
DHI Group, Inc.*	8,824	69,621
EarthLink Holdings Corp.	18,475	114,545
eGain Corp.*	3,048	9,418
Everyday Health, Inc.*	5,001	38,458
Five9, Inc.*	119,295	1,870,545
Global Sources Ltd.*	1,444	12,245
Great Elm Capital Group, Inc.*	1,333	6,252
GTT Communications, Inc.*	4,640	109,179
inContact, Inc.*	10,251	143,309
Instructure, Inc.(x)*	72,662	1,843,434
Internap Corp.*	9,630	15,890
Intralinks Holdings, Inc.*	7,277	73,207
Inuvo, Inc.*	3,739	4,749
iPass, Inc.*	11,385	18,330
IZEA, Inc.*	755	4,432
Limelight Networks, Inc.*	12,342	23,080
Liquidity Services, Inc.*	4,383	49,265
LivePerson, Inc.*	9,371	78,810
Marchex, Inc., Class B*	5,809	16,091
Marin Software, Inc.*	5,579	14,059
MaxPoint Interactive, Inc.*	509	4,540
MeetMe, Inc.*	7,250	44,950
Mimecast Ltd.*	21,000	401,730
MINDBODY, Inc., Class A*	2,529	49,720
Monster Worldwide, Inc.*	15,413	55,641
Numerex Corp., Class A*	2,406	18,719
QuinStreet, Inc.*	6,360	19,207
Qumu Corp.*	1,537	3,520
RealNetworks, Inc.*	4,161	18,558
Reis, Inc.	1,551	31,733
Remark Media, Inc.*	2,547	11,563
RetailMeNot, Inc.*	6,782	67,074
Rightside Group Ltd.*	2,027	18,446
Rocket Fuel, Inc.*	5,701	15,051
Spark Networks, Inc.*	2,438	3,852
Synacor, Inc.*	4,121	11,992
TechTarget, Inc.*	2,582	20,811
Trade Desk, Inc., Class A(x)*	7,603	222,084
Travelzoo, Inc.*	1,149	14,742
Tremor Video, Inc.*	7,261	12,198
Wix.com Ltd.*	15,776	685,152
Xactly Corp.*	51,216	753,900
XO Group, Inc.*	4,468	86,366
YuMe, Inc.*	4,165	16,535

		10,569,262

IT Services (1.0%)
ALJ Regional Holdings, Inc.(x)*	3,228	15,172
Cass Information Systems, Inc.	1,911	108,257
Ciber, Inc.*	12,986	14,934
Computer Task Group, Inc.	2,192	10,302
Datalink Corp.*	3,558	37,750
Edgewater Technology, Inc.*	1,567	13,320
Everi Holdings, Inc.*	11,271	27,839
Forrester Research, Inc.	1,728	67,219
Hackett Group, Inc.	3,954	65,320
Information Services Group, Inc.*	5,406	21,570
Innodata, Inc.*	4,323	10,635
JetPay Corp.(x)*	1,105	2,984
Lionbridge Technologies, Inc.*	10,049	50,245
Mattersight Corp.*	3,208	13,474
ModusLink Global Solutions, Inc.*	5,792	9,499
MoneyGram International, Inc.*	5,233	37,154
NCI, Inc., Class A	1,051	12,160
Perficient, Inc.*	25,207	507,920
PFSweb, Inc.*	2,558	22,843
Planet Payment, Inc.*	7,367	27,332
PRGX Global, Inc.*	3,760	17,710
ServiceSource International, Inc.*	10,750	52,460
StarTek, Inc.*	1,800	11,232
Unisys Corp.(x)*	8,839	86,092

		1,243,423

Semiconductors & Semiconductor Equipment (4.0%)
Adesto Technologies Corp.(x)*	1,471	3,236
Alpha & Omega Semiconductor Ltd.*	3,191	69,309
Amtech Systems, Inc.*	1,794	8,898
Applied Micro Circuits Corp.*	150,676	1,047,198
Atomera, Inc.*	210	1,638
Axcelis Technologies, Inc.*	5,122	68,020
AXT, Inc.*	5,353	27,782
CEVA, Inc.*	35,491	1,244,669
Cohu, Inc.	4,633	54,391
CVD Equipment Corp.*	895	7,500
CyberOptics Corp.*	1,177	28,931
DSP Group, Inc.*	3,785	45,458
Exar Corp.*	7,175	66,799
FormFactor, Inc.*	12,081	131,079
GigPeak, Inc.*	10,241	24,066
GSI Technology, Inc.*	2,405	11,376
Impinj, Inc.*	894	33,453
Inphi Corp.*	13,304	578,857
Intermolecular, Inc.*	4,623	4,586
inTEST Corp.*	1,308	5,232
IXYS Corp.	4,410	53,141
Kopin Corp.*	10,744	23,422
MaxLinear, Inc., Class A*	28,613	579,986
Nanometrics, Inc.*	4,161	92,957
NeoPhotonics Corp.*	5,419	88,546
NVE Corp.	840	49,510
PDF Solutions, Inc.*	4,753	86,362
Photronics, Inc.*	11,471	118,266
Pixelworks, Inc.*	4,796	13,381
QuickLogic Corp.(x)*	11,783	8,955
Rudolph Technologies, Inc.*	5,266	93,419
Sevcon, Inc.*	340	3,009
Sigma Designs, Inc.*	6,303	49,100
Sunworks, Inc.(x)*	3,482	8,949
Ultra Clean Holdings, Inc.*	5,646	41,837
Ultratech, Inc.*	3,804	87,796
Xcerra Corp.*	9,301	56,364

		4,917,478

Software (5.3%)
8x8, Inc.*	46,129	711,770
A10 Networks, Inc.*	7,750	82,848
American Software, Inc., Class A	4,521	50,183
Asure Software, Inc.*	751	4,806
Aware, Inc.*	2,621	13,891
BroadSoft, Inc.*	16,503	768,215
BSQUARE Corp.*	2,028	9,978

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Callidus Software, Inc.*	24,918	$457,245
Covisint Corp.*	6,999	15,258
Datawatch Corp.*	1,775	13,153
Digimarc Corp.*	1,654	63,431
Digital Turbine, Inc.(x)*	11,333	11,900
EnerNOC, Inc.(x)*	4,650	25,157
Epiq Systems, Inc.	4,111	67,790
Everbridge, Inc.(x)*	53,800	907,067
Evolving Systems, Inc.	1,427	6,207
Exa Corp.*	2,449	39,306
FalconStor Software, Inc.*	5,979	6,218
Finjan Holdings, Inc.*	1,118	1,901
Gigamon, Inc.*	6,974	382,175
GlobalSCAPE, Inc.	2,489	8,886
Globant S.A.*	11,038	464,921
Glu Mobile, Inc.(x)*	18,140	40,634
GSE Systems, Inc.*	2,666	7,678
Guidance Software, Inc.*	3,933	23,441
Jive Software, Inc.*	10,170	43,324
Majesco(x)*	1,017	5,177
Materialise N.V. (ADR)(b)*	58,169	447,901
Mind CTI Ltd.	2,850	6,156
Mitek Systems, Inc.*	5,185	42,984
MobileIron, Inc.*	8,087	22,239
Model N, Inc.*	3,908	43,418
NetSol Technologies, Inc.*	1,586	9,928
Park City Group, Inc.(x)*	2,255	26,609
PROS Holdings, Inc.*	4,431	100,185
QAD, Inc., Class A	1,663	37,218
Rosetta Stone, Inc.*	3,421	29,010
Rubicon Project, Inc.*	6,549	54,226
Sapiens International Corp. N.V.	4,263	54,439
SeaChange International, Inc.*	6,043	18,069
Silver Spring Networks, Inc.*	41,950	594,851
SITO Mobile Ltd.*	2,464	10,842
Talend S.A. (ADR)(x)*	21,315	557,600
Tangoe, Inc.*	4,860	40,095
Telenav, Inc.*	5,778	33,108
Top Image Systems Ltd.*	2,481	5,508
TubeMogul, Inc.(x)*	3,872	36,281
Upland Software, Inc.*	1,043	9,189
Varonis Systems, Inc.*	1,883	56,678
VirnetX Holding Corp.(x)*	8,422	25,771
Voltari Corp.(x)*	696	1,837
Workiva, Inc.*	3,864	70,054
Zedge, Inc., Class B*	1,329	4,545
Zix Corp.*	9,411	38,585

		6,609,886

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.	995	14,756
Avid Technology, Inc.*	5,657	44,917
Concurrent Computer Corp.	1,547	8,509
CPI Card Group, Inc.	3,655	22,076
Hutchinson Technology, Inc.*	5,795	23,064
Imation Corp.*	6,379	4,035
Immersion Corp.(x)*	5,126	41,828
Intevac, Inc.*	3,311	19,535
Silicon Graphics International Corp.*	6,382	49,141
TransAct Technologies, Inc.	1,154	8,505
USA Technologies, Inc.(x)*	6,252	35,042
Xplore Technologies Corp.*	1,675	4,020

		275,428

Total Information Technology		28,892,595

Materials (2.3%)
Chemicals (1.3%)
AgroFresh Solutions, Inc.(x)*	3,909	20,679
American Vanguard Corp.	4,961	79,674
Chase Corp.	1,241	85,778
Codexis, Inc.*	5,877	26,094
Core Molding Technologies, Inc.*	1,291	21,818
Ferro Corp.*	43,215	596,798
Flotek Industries, Inc.(x)*	9,522	138,449
FutureFuel Corp.	4,383	49,440
Hawkins, Inc.	1,690	73,228
Intrepid Potash, Inc.*	9,741	11,007
KMG Chemicals, Inc.	1,584	44,875
Koppers Holdings, Inc.*	3,576	115,075
LSB Industries, Inc.(x)*	3,634	31,180
Northern Technologies International Corp.*	696	8,735
OMNOVA Solutions, Inc.*	7,464	62,996
Senomyx, Inc.(x)*	7,883	33,582
TerraVia Holdings, Inc.(x)*	13,852	38,093
Trecora Resources*	3,509	40,073

		1,477,574

Construction Materials (0.5%)
U.S. Concrete, Inc.(x)*	13,705	631,321
United States Lime & Minerals, Inc.	343	22,638

		653,959

Containers & Packaging (0.1%)
AEP Industries, Inc.	710	77,653
Myers Industries, Inc.	3,811	49,505
UFP Technologies, Inc.*	1,138	30,157

		157,315

Metals & Mining (0.4%)
A.M. Castle & Co.(x)*	1,424	1,139
Ampco-Pittsburgh Corp.	1,488	16,502
Friedman Industries, Inc.	1,140	6,065
Gold Resource Corp.	8,790	65,222
Handy & Harman Ltd.*	512	10,772
Haynes International, Inc.	2,187	81,160
Olympic Steel, Inc.	1,612	35,625
Pershing Gold Corp.(x)*	2,236	10,129
Ryerson Holding Corp.*	2,214	24,996
Schnitzer Steel Industries, Inc., Class A	4,591	95,951
SunCoke Energy, Inc.	11,339	90,939
Synalloy Corp.	1,450	13,587
TimkenSteel Corp.*	6,937	72,492
Universal Stainless & Alloy Products, Inc.*	1,263	13,249

		537,828

Paper & Forest Products (0.0%)
Rentech, Inc.*	4,063	11,864

Total Materials		2,838,540

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
American Farmland Co. (REIT)	2,830	22,329
Armada Hoffler Properties, Inc. (REIT)	5,754	77,104
Ashford Hospitality Prime, Inc. (REIT)	4,036	56,908
Ashford Hospitality Trust, Inc. (REIT)	13,792	81,235
Bluerock Residential Growth REIT, Inc. (REIT)	3,330	43,290
BRT Realty Trust (REIT)*	1,483	11,894
CareTrust REIT, Inc. (REIT)	10,151	150,032
CatchMark Timber Trust, Inc. (REIT), Class A	6,868	80,287
Cedar Realty Trust, Inc. (REIT)	14,588	105,034

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
City Office REIT, Inc. (REIT)	3,810	$48,501
Community Healthcare Trust, Inc. (REIT)	2,236	49,013
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	2,106	61,769
Farmland Partners, Inc. (REIT)(x)	2,081	23,307
First Potomac Realty Trust (REIT)	10,233	93,632
Getty Realty Corp. (REIT)	4,597	110,006
Gladstone Commercial Corp. (REIT)	3,968	73,924
Gladstone Land Corp. (REIT)	1,308	13,852
Global Medical REIT, Inc. (REIT)	2,351	22,946
Global Self Storage, Inc. (REIT)(x)	1,309	6,885
Independence Realty Trust, Inc. (REIT)	7,118	64,062
Jernigan Capital, Inc. (REIT)(x)	974	18,672
Monmouth Real Estate Investment Corp. (REIT)	11,061	157,840
National Storage Affiliates Trust (REIT)	12,818	268,408
NexPoint Residential Trust, Inc. (REIT)	3,173	62,381
One Liberty Properties, Inc. (REIT)	2,358	56,969
Preferred Apartment Communities, Inc. (REIT), Class A	4,004	54,094
RAIT Financial Trust (REIT)	15,911	53,779
Silver Bay Realty Trust Corp. (REIT)	5,893	103,304
Sotherly Hotels, Inc. (REIT)	2,323	12,219
UMH Properties, Inc. (REIT)	4,324	51,542
Universal Health Realty Income Trust (REIT)	1,994	125,662
Urstadt Biddle Properties, Inc. (REIT), Class A	4,385	97,435
Wheeler Real Estate Investment Trust, Inc. (REIT)(x)	11,841	20,722
Whitestone REIT (REIT)	4,633	64,306

		2,343,343

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	150	2,775
Altisource Portfolio Solutions S.A.(x)*	2,032	65,837
American Realty Investors, Inc.*	361	2,787
AV Homes, Inc.(x)*	2,135	35,526
Consolidated-Tomoka Land Co.	712	36,447
Forestar Group, Inc.(x)*	6,016	70,447
FRP Holdings, Inc.*	1,113	34,581
Griffin Industrial Realty, Inc.	154	4,880
Intergroup Corp.*	131	3,160
JW Mays, Inc.*	71	3,266
Maui Land & Pineapple Co., Inc.*	1,230	8,069
Stratus Properties, Inc.*	1,110	27,084
Tejon Ranch Co.*	2,451	59,608
Transcontinental Realty Investors, Inc.*	229	2,668
Trinity Place Holdings, Inc.(x)*	3,425	33,497

		390,632

Total Real Estate		2,733,975

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Alaska Communications Systems Group, Inc.*	8,607	14,804
FairPoint Communications, Inc.*	3,734	56,122
General Communication, Inc., Class A*	5,096	70,070
Hawaiian Telcom Holdco, Inc.*	1,062	23,778
IDT Corp., Class B	3,051	52,599
Inteliquent, Inc.	5,732	92,514
Intelsat S.A.(x)*	5,474	14,835
Lumos Networks Corp.*	3,321	46,494
magicJack VocalTec Ltd.(x)*	2,112	12,862
Ooma, Inc.*	1,620	14,710
ORBCOMM, Inc.*	11,358	116,419
pdvWireless, Inc.(x)*	1,729	39,594
Straight Path Communications, Inc., Class B(x)*	1,693	43,358

		598,159

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	6,262	64,373
NII Holdings, Inc.*	9,302	30,976
Spok Holdings, Inc.	3,602	64,188

		159,537

Total Telecommunication Services		757,696

Utilities (0.7%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B*	2,256	13,310
Spark Energy, Inc., Class A	850	24,761

		38,071

Gas Utilities (0.1%)
Delta Natural Gas Co., Inc.	1,213	28,929
Gas Natural, Inc.	1,856	14,236
RGC Resources, Inc.	777	18,959

		62,124

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.	21,446	52,972
TerraForm Global, Inc., Class A	16,078	66,080
Vivint Solar, Inc.(x)*	3,979	12,574

		131,626

Multi-Utilities (0.1%)
Unitil Corp.	2,411	94,174

Water Utilities (0.4%)
Artesian Resources Corp., Class A	1,362	38,871
Cadiz, Inc.(x)*	2,921	21,645
Connecticut Water Service, Inc.	1,884	93,691
Consolidated Water Co., Ltd.	2,578	29,956
Global Water Resources, Inc.	1,430	11,454
Middlesex Water Co.	2,764	97,403
Pure Cycle Corp.(x)*	3,005	17,249
SJW Corp.	2,839	124,009
York Water Co.	2,264	67,150

		501,428

Total Utilities		827,423

Total Common Stocks (98.0%) (Cost $113,662,994)		121,705,336

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Full House Resorts, Inc., expiring 12/30/16*	3,119	309

Total Consumer Discretionary		309

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
Industrials (0.0%)
Professional Services (0.0%)
DLH Holdings Corp., expiring 12/30/16*	26	$17

Total Industrials		17

Total Rights (0.0%) (Cost $—)		326

	Number of Warrants	Value (Note 1)
WARRANTS:
Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc., expiring 10/15/21* (Cost $—)	452	16

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	1,543,115	1,543,115

	Principal Amount	Value (Note 1)
Repurchase Agreements (13.6%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,100,123, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,142,000.(xx)	2,100,000	2,100,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,600,067, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $1,632,001.(xx)	1,600,000	1,600,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $3,000,118, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $3,060,032.(xx)	3,000,000	3,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,616,523, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,648,794.(xx)	1,616,462	1,616,462
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,040,111.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,500,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,530,000.(xx)	$1,500,000	$1,500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,000,029, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		16,816,462

Total Short-Term Investments (14.8%) (Cost $18,359,577)		18,359,577

Total Investments (112.8%) (Cost $132,022,571)		140,065,255
Other Assets Less Liabilities (-12.8%)		(15,856,103)

Net Assets (100%)		$124,209,152

*	Non-income producing.

†	Securities (totaling $14,772 or 0.0% of net assets) held at fair value by management.

@	Shares are less than 0.5.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $16,272,885. This was secured by collateral of $16,816,462 which was received as cash and subsequently invested in short-term investments currently valued at $16,816,462, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/LORD ABBETT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	6	December-16	$753,691	$748,980	$(4,711)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$16,691,880	$9,261	$—		$16,701,141
Consumer Staples	3,334,470	8,052	1,166		3,343,688
Energy	2,929,883	—	—	(d)	2,929,883
Financials	16,319,253	—	13,606		16,332,859
Health Care	30,876,969	1,454,183	—		32,331,152
Industrials	13,964,914	51,470	—		14,016,384
Information Technology	28,303,720	588,875	—		28,892,595
Materials	2,838,540	—	—		2,838,540
Real Estate	2,729,095	4,880	—		2,733,975
Telecommunication Services	757,696	—	—		757,696
Utilities	827,423	—	—		827,423
Rights
Consumer Discretionary	—	309	—		309
Industrials	—	17	—		17
Short-Term Investments
Investment Companies	1,543,115	—	—		1,543,115
Repurchase Agreements	—	16,816,462	—		16,816,462
Warrants
Industrials	16	—	—		16

Total Assets	$121,116,974	$18,933,509	$14,772		$140,065,255

Liabilities:
Futures	$(4,711)	$—	$—		$(4,711)

Total Liabilities	$(4,711)	$—	$—		$(4,711)

Total	$121,112,263	$18,933,509	$14,772		$140,060,544

(a)	Securities with a market value of $126,764 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $1,497,149 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Securities with a market value of $14,772 transferred from Level 1 to Level 3at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,061,073
Aggregate gross unrealized depreciation	(13,134,964)

Net unrealized appreciation	$6,926,109

Federal income tax cost of investments	$133,139,146

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.1%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	11,393	$196,187
Cooper-Standard Holding, Inc.*	2,001	197,699
Dorman Products, Inc.*	3,925	250,808
Drew Industries, Inc.	3,504	343,462
Fox Factory Holding Corp.*	3,198	73,458
Gentherm, Inc.*	5,433	170,705
Horizon Global Corp.*	2,571	51,240
Metaldyne Performance Group, Inc.	1,384	21,936
Motorcar Parts of America, Inc.*	2,542	73,159
Standard Motor Products, Inc.	1,841	87,926
Stoneridge, Inc.*	3,897	71,705
Tenneco, Inc.*	8,316	484,573
Unique Fabricating, Inc.(x)	863	10,563
Workhorse Group, Inc.(x)*	1,499	10,853

		2,044,274

Automobiles (0.0%)
Winnebago Industries, Inc.	3,871	91,240

Distributors (0.1%)
Core-Mark Holding Co., Inc.	6,751	241,686

Diversified Consumer Services (0.6%)
Bright Horizons Family Solutions, Inc.*	6,457	431,909
Capella Education Co.	1,530	88,801
Carriage Services, Inc.	1,975	46,709
Chegg, Inc.(x)*	4,773	33,841
Collectors Universe, Inc.	1,194	22,125
Grand Canyon Education, Inc.*	6,649	268,553
Houghton Mifflin Harcourt Co.*	12,373	165,922
Liberty Tax, Inc.	963	12,307
LifeLock, Inc.*	12,593	213,073
Sotheby’s, Inc.(x)	4,151	157,821
Strayer Education, Inc.*	703	32,816
Weight Watchers International, Inc.(x)*	3,877	40,011

		1,513,888

Hotels, Restaurants & Leisure (6.5%)
Biglari Holdings, Inc.*	12	5,232
BJ’s Restaurants, Inc.*	3,483	123,821
Bloomin’ Brands, Inc.	16,842	290,356
Bob Evans Farms, Inc.	2,866	109,768
Bojangles’, Inc.*	1,513	24,148
Boyd Gaming Corp.*	12,213	241,573
Buffalo Wild Wings, Inc.*	2,784	391,820
Carrols Restaurant Group, Inc.*	4,308	56,909
Century Casinos, Inc.*	1,206	8,333
Cheesecake Factory, Inc.	6,690	334,901
Churchill Downs, Inc.	1,994	291,822
Chuy’s Holdings, Inc.*	2,366	66,106
ClubCorp Holdings, Inc.	9,718	140,619
Cracker Barrel Old Country Store, Inc.(x)	2,652	350,647
Dave & Buster’s Entertainment, Inc.*	5,603	219,526
Del Frisco’s Restaurant Group, Inc.*	300	4,041
Denny’s Corp.*	8,244	88,128
DineEquity, Inc.	1,489	117,914
Eldorado Resorts, Inc.*	3,816	53,653
Empire Resorts, Inc.*	28	567
Fiesta Restaurant Group, Inc.*	82,165	1,971,960
Golden Entertainment, Inc.	340	4,240
Habit Restaurants, Inc., Class A*	69,674	975,436
Interval Leisure Group, Inc.	1,558	26,751
Isle of Capri Casinos, Inc.*	3,597	80,141
Jack in the Box, Inc.	3,748	359,583
Jamba, Inc.(x)*	2,072	22,626
Kona Grill, Inc.(x)*	590	7,416
La Quinta Holdings, Inc.*	2,451	27,402
Lindblad Expeditions Holdings, Inc.*	1,997	17,973
Marriott Vacations Worldwide Corp.	196	14,371
Nathan’s Famous, Inc.*	432	22,699
Noodles & Co.*	1,301	6,193
Papa John’s International, Inc.	4,013	316,425
Penn National Gaming, Inc.*	9,561	129,743
Pinnacle Entertainment, Inc.*	647	7,984
Planet Fitness, Inc., Class A*	2,804	56,276
Popeyes Louisiana Kitchen, Inc.*	3,163	168,082
Potbelly Corp.(x)*	3,368	41,864
Red Robin Gourmet Burgers, Inc.*	371	16,673
Red Rock Resorts, Inc., Class A	4,527	106,792
Ruth’s Hospitality Group, Inc.	4,606	65,037
Scientific Games Corp., Class A*	7,590	85,539
SeaWorld Entertainment, Inc.(x)	9,730	131,160
Shake Shack, Inc., Class A(x)*	163,353	5,663,449
Sonic Corp.	6,972	182,527
Texas Roadhouse, Inc.	9,742	380,230
Wingstop, Inc.	54,266	1,589,994
Zoe’s Kitchen, Inc.(x)*	78,551	1,743,047

		17,141,497

Household Durables (0.6%)
Bassett Furniture Industries, Inc.	840	19,530
Cavco Industries, Inc.*	1,233	122,129
Century Communities, Inc.*	225	4,840
Ethan Allen Interiors, Inc.	3,585	112,103
Helen of Troy Ltd.*	4,118	354,848
Hooker Furniture Corp.	139	3,404
Installed Building Products, Inc.*	2,918	104,669
iRobot Corp.(x)*	3,896	171,346
KB Home	2,636	42,492
La-Z-Boy, Inc.	3,000	73,680
LGI Homes, Inc.(x)*	2,122	78,175
Libbey, Inc.	238	4,248
M.D.C. Holdings, Inc.	2,358	60,836
M/I Homes, Inc.*	677	15,957
Meritage Homes Corp.*	419	14,539
New Home Co., Inc.*	257	2,742
Taylor Morrison Home Corp., Class A*	4,733	83,301
TopBuild Corp.*	761	25,265
TRI Pointe Group, Inc.*	1,478	19,480
Universal Electronics, Inc.*	2,058	153,239
ZAGG, Inc.*	403	3,264

		1,470,087

Internet & Direct Marketing Retail (3.2%)
1-800-Flowers.com, Inc., Class A*	1,162	10,655
Blue Nile, Inc.	22,046	758,823
Duluth Holdings, Inc., Class B(x)*	1,372	36,372
Etsy, Inc.*	155,809	2,224,952
Gaia, Inc.*	808	5,818
HSN, Inc.	4,636	184,513
Liberty TripAdvisor Holdings, Inc., Class A*	10,789	235,740
MakeMyTrip Ltd.(x)*	33,545	791,662
Nutrisystem, Inc.	4,198	124,639
Ocado Group plc*	325,236	1,115,012
Overstock.com, Inc.*	2,122	32,509
PetMed Express, Inc.(x)	2,893	58,670
Shutterfly, Inc.*	5,120	228,557

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Wayfair, Inc., Class A(x)*	65,452	$2,576,845

		8,384,767

Leisure Products (0.2%)
Arctic Cat, Inc.	834	12,919
Callaway Golf Co.	5,005	58,108
Malibu Boats, Inc., Class A*	2,815	41,943
Marine Products Corp.	1,528	13,706
MCBC Holdings, Inc.	1,207	13,760
Nautilus, Inc.*	4,595	104,398
Smith & Wesson Holding Corp.(x)*	8,100	215,379
Sturm Ruger & Co., Inc.	2,714	156,761

		616,974

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A	309	9,607
Carmike Cinemas, Inc.*	2,311	75,547
Central European Media Enterprises Ltd., Class A(x)*	10,624	24,541
Daily Journal Corp.*	107	23,433
Entravision Communications Corp., Class A	9,436	71,997
Global Eagle Entertainment, Inc.(x)*	469	3,897
Gray Television, Inc.*	5,872	60,834
Hemisphere Media Group, Inc.*	730	9,308
IMAX Corp.*	8,747	253,401
Liberty Braves Group, Class C*	306	5,318
Liberty Media Group, Class A*	559	16,015
Liberty Media Group, Class C*	1,163	32,727
Loral Space & Communications, Inc.*	1,856	72,588
MDC Partners, Inc., Class A	2,266	24,292
MSG Networks, Inc., Class A*	2,900	53,969
New Media Investment Group, Inc.	918	14,229
Nexstar Broadcasting Group, Inc., Class A(x)	4,432	255,771
Radio One, Inc., Class D*	3,083	9,341
Reading International, Inc., Class A*	523	6,982
Sinclair Broadcast Group, Inc., Class A	9,791	282,764
tronc, Inc.*	2,288	38,621
World Wrestling Entertainment, Inc., Class A	5,268	112,208

		1,457,390

Multiline Retail (1.5%)
Big Lots, Inc.	6,545	312,524
Fred’s, Inc., Class A	295	2,673
Ollie’s Bargain Outlet Holdings, Inc.(x)*	136,112	3,567,495
Sears Holdings Corp.(x)*	328	3,759

		3,886,451

Specialty Retail (4.6%)
American Eagle Outfitters, Inc.	22,124	395,135
Asbury Automotive Group, Inc.*	2,970	165,340
Ascena Retail Group, Inc.*	8,365	46,760
At Home Group, Inc.(x)*	42,343	641,497
Buckle, Inc.(x)	1,390	33,402
Build-A-Bear Workshop, Inc.*	175	1,813
Burlington Stores, Inc.*	22,642	1,834,455
Cato Corp., Class A	669	22,003
Chico’s FAS, Inc.	17,455	207,715
Children’s Place, Inc.	2,774	221,559
Container Store Group, Inc.*	502	2,520
Destination XL Group, Inc.*	3,574	15,475
Finish Line, Inc., Class A	1,840	42,467
Five Below, Inc.*	147,524	5,943,742
Francesca’s Holdings Corp.*	5,618	86,686
Genesco, Inc.*	353	19,224
GNC Holdings, Inc., Class A	10,148	207,222
Group 1 Automotive, Inc.	736	47,016
Hibbett Sports, Inc.(x)*	2,629	104,897
Kirkland’s, Inc.*	946	11,522
Lithia Motors, Inc., Class A	3,511	335,371
MarineMax, Inc.*	2,100	43,995
Monro Muffler Brake, Inc.	4,643	284,012
Party City Holdco, Inc.(x)*	1,701	29,121
Pier 1 Imports, Inc.	1,809	7,670
Restoration Hardware Holdings, Inc.(x)*	28,864	998,117
Select Comfort Corp.*	6,730	145,368
Sportsman’s Warehouse Holdings, Inc.*	3,498	36,799
Stein Mart, Inc.	4,393	27,896
Tailored Brands, Inc.	2,061	32,358
Tile Shop Holdings, Inc.*	4,720	78,116
Vitamin Shoppe, Inc.*	288	7,733
Winmark Corp.	347	36,615

		12,113,621

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	3,981	225,882
Crocs, Inc.*	11,095	92,089
Culp, Inc.	1,608	47,870
Deckers Outdoor Corp.*	328	19,532
G-III Apparel Group Ltd.*	5,093	148,461
Oxford Industries, Inc.	2,210	149,617
Steven Madden Ltd.*	9,105	314,669
Superior Uniform Group, Inc.	1,176	23,273
Vera Bradley, Inc.*	2,029	30,739
Vince Holding Corp.(x)*	169	953
Wolverine World Wide, Inc.	2,193	50,505

		1,103,590

Total Consumer Discretionary		50,065,465

Consumer Staples (1.7%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A(x)*	1,307	202,925
Coca-Cola Bottling Co. Consolidated	685	101,489
Craft Brew Alliance, Inc.*	606	11,411
MGP Ingredients, Inc.(x)	1,836	74,395
National Beverage Corp.*	1,722	75,854
Primo Water Corp.*	3,015	36,572

		502,646

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc.*	2,555	28,463
Performance Food Group Co.*	5,575	138,260
PriceSmart, Inc.	2,950	247,092
Smart & Final Stores, Inc.(x)*	2,324	29,677

		443,492

Food Products (0.8%)
AdvancePierre Foods Holdings, Inc.	2,004	55,230
Alico, Inc.	48	1,289
Amplify Snack Brands, Inc.(x)*	4,228	68,494
B&G Foods, Inc.	9,651	474,636
Calavo Growers, Inc.	2,275	148,853
Cal-Maine Foods, Inc.(x)	3,499	134,851
Darling Ingredients, Inc.*	6,468	87,383
Dean Foods Co.(x)	6,785	111,274
Farmer Brothers Co.*	1,212	43,087
Fresh Del Monte Produce, Inc.	278	16,652
Freshpet, Inc.(x)*	3,079	26,633
Inventure Foods, Inc.*	2,896	27,222
J&J Snack Foods Corp.	2,220	264,446
John B. Sanfilippo & Son, Inc.	318	16,323
Lancaster Colony Corp.	2,767	365,493
Landec Corp.*	950	12,740

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Lifeway Foods, Inc.*	670	$11,350
Limoneira Co.	1,697	32,073
Omega Protein Corp.*	237	5,539
Tootsie Roll Industries, Inc.(x)	2,490	91,707

		1,995,275

Household Products (0.2%)
Central Garden & Pet Co.*	201	5,226
Central Garden & Pet Co., Class A*	711	17,633
HRG Group, Inc.*	17,542	275,409
Orchids Paper Products Co.(x)	1,312	35,726
WD-40 Co.	2,060	231,606

		565,600

Personal Products (0.3%)
Avon Products, Inc.	13,442	76,082
elf Beauty, Inc.*	15,544	437,097
Inter Parfums, Inc.	1,102	35,562
Lifevantage Corp.(x)*	1,987	18,797
Medifast, Inc.	1,527	57,705
Natural Health Trends Corp.	1,131	31,962
Revlon, Inc., Class A*	514	18,905
Synutra International, Inc.*	793	3,378
USANA Health Sciences, Inc.*	774	107,083

		786,571

Tobacco (0.0%)
Turning Point Brands, Inc.*	447	5,373
Vector Group Ltd.(x)	5,954	128,179

		133,552

Total Consumer Staples		4,427,136

Energy (0.6%)
Energy Equipment & Services (0.2%)
PHI, Inc. (Non-Voting)*	98	1,780
RigNet, Inc.*	83	1,255
TETRA Technologies, Inc.*	8,718	53,267
U.S. Silica Holdings, Inc.	9,462	440,551

		496,853

Oil, Gas & Consumable Fuels (0.4%)
Abraxas Petroleum Corp.*	6,832	11,546
Callon Petroleum Co.*	21,303	334,457
Carrizo Oil & Gas, Inc.*	8,277	336,212
Evolution Petroleum Corp.	3,897	24,473
Isramco, Inc.*	132	11,009
Matador Resources Co.*	12,308	299,577
Panhandle Oil and Gas, Inc., Class A	1,229	21,545
Par Pacific Holdings, Inc.*	1,584	20,719
Renewable Energy Group, Inc.*	524	4,438
Sanchez Energy Corp.(x)*	2,692	23,797
Synergy Resources Corp.*	3,367	23,333

		1,111,106

Total Energy		1,607,959

Financials (4.0%)
Banks (0.9%)
Allegiance Bancshares, Inc.*	187	5,049
Ameris Bancorp	3,651	127,603
Atlantic Capital Bancshares, Inc.*	393	5,887
Banc of California, Inc.	5,088	88,837
Bank of the Ozarks, Inc.	13,092	502,733
Bankwell Financial Group, Inc.	210	4,975
Blue Hills Bancorp, Inc.	311	4,671
BNC Bancorp	633	15,395
Capital Bank Financial Corp., Class A	1,478	47,459
Cardinal Financial Corp.	315	8,218
Chemical Financial Corp.	3,105	137,024
CoBiz Financial, Inc.	509	6,775
County Bancorp, Inc.(x)	408	8,164
CU Bancorp*	277	6,318
Customers Bancorp, Inc.*	1,439	36,205
Eagle Bancorp, Inc.*	3,516	173,444
First Connecticut Bancorp, Inc./Connecticut	360	6,404
First Financial Bankshares, Inc.(x)	5,796	211,206
First Foundation, Inc.*	603	14,876
Franklin Financial Network, Inc.*	361	13,501
Heritage Commerce Corp.	434	4,748
Home BancShares, Inc./Arkansas	17,910	372,707
Live Oak Bancshares, Inc.	2,774	40,001
National Bank Holdings Corp., Class A	3,522	82,309
Opus Bank	1,606	56,804
Pacific Premier Bancorp, Inc.*	1,332	35,245
Park Sterling Corp.	2,311	18,765
Pinnacle Financial Partners, Inc.	796	43,048
ServisFirst Bancshares, Inc.	3,362	174,521
Texas Capital Bancshares, Inc.*	489	26,856
Union Bankshares, Inc./Vermont(x)	483	16,451
Veritex Holdings, Inc.*	309	5,374

		2,301,573

Capital Markets (1.9%)
Artisan Partners Asset Management, Inc., Class A	42,390	1,153,008
BGC Partners, Inc., Class A	32,082	280,717
Cohen & Steers, Inc.	3,124	133,551
Cowen Group, Inc., Class A(x)*	1,071	3,888
Diamond Hill Investment Group, Inc.	443	81,862
Evercore Partners, Inc., Class A	5,771	297,264
Fifth Street Asset Management, Inc.	804	4,430
Financial Engines, Inc.	46,270	1,374,682
GAIN Capital Holdings, Inc.	693	4,283
GAMCO Investors, Inc., Class A	138	3,929
Greenhill & Co., Inc.	2,975	70,121
Hennessy Advisors, Inc.	422	14,968
Houlihan Lokey, Inc.	2,002	50,150
Investment Technology Group, Inc.	675	11,570
Ladenburg Thalmann Financial Services, Inc.*	1,479	3,416
Medley Management, Inc., Class A	208	1,749
Moelis & Co., Class A	2,693	72,415
OM Asset Management plc	4,179	58,130
Pzena Investment Management, Inc., Class A	1,771	13,637
Silvercrest Asset Management Group, Inc., Class A	913	10,837
Virtu Financial, Inc., Class A	3,601	53,907
Waddell & Reed Financial, Inc., Class A	1,132	20,557
Westwood Holdings Group, Inc.	1,153	61,236
WisdomTree Investments, Inc.(x)	129,604	1,333,625

		5,113,932

Consumer Finance (0.4%)
FirstCash, Inc.	4,087	192,416
Green Dot Corp., Class A*	1,082	24,951
LendingClub Corp.(x)*	150,394	929,435
Regional Management Corp.*	182	3,940

		1,150,742

Diversified Financial Services (0.0%)
PICO Holdings, Inc.*	484	5,706

Insurance (0.5%)
AMERISAFE, Inc.	2,072	121,792
Atlas Financial Holdings, Inc.*	752	11,859
Crawford & Co., Class B	1,668	18,932

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
eHealth, Inc.*	2,820	$31,612
Maiden Holdings Ltd.	1,042	13,223
National General Holdings Corp.	4,118	91,584
National Interstate Corp.	242	7,872
Patriot National, Inc.(x)*	1,839	16,569
Primerica, Inc.(x)	6,857	363,627
RLI Corp.	4,627	316,302
State National Cos., Inc.	473	5,260
Third Point Reinsurance Ltd.*	965	11,580
Trupanion, Inc.(x)*	2,159	36,487
United Insurance Holdings Corp.	1,830	31,074
Universal Insurance Holdings, Inc.(x)	3,517	88,629
WMIH Corp.*	29,312	68,590

		1,234,992

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Orchid Island Capital, Inc. (REIT)	563	5,866

Thrifts & Mortgage Finance (0.3%)
BofI Holding, Inc.(x)*	8,254	184,889
Essent Group Ltd.*	11,088	295,052
Hingham Institution for Savings	90	12,465
Home Bancorp, Inc.	164	4,592
LendingTree, Inc.(x)*	932	90,320
Meridian Bancorp, Inc.	1,238	19,276
Nationstar Mortgage Holdings, Inc.*	2,305	34,137
Northfield Bancorp, Inc.	589	9,483

		650,214

Total Financials		10,463,025

Health Care (21.2%)
Biotechnology (5.7%)
Acceleron Pharma, Inc.*	3,990	144,398
Achillion Pharmaceuticals, Inc.*	17,630	142,803
Acorda Therapeutics, Inc.*	902	18,834
Adamas Pharmaceuticals, Inc.(x)*	1,171	19,216
Aduro Biotech, Inc.(x)*	5,076	63,095
Advaxis, Inc.(x)*	5,118	54,711
Agenus, Inc.*	9,126	65,525
Agios Pharmaceuticals, Inc.*	8,890	469,570
Aimmune Therapeutics, Inc.(x)*	3,775	56,625
Akebia Therapeutics, Inc.(x)*	1,470	13,303
Alder Biopharmaceuticals, Inc.(x)*	6,818	223,426
Alnylam Pharmaceuticals, Inc.*	6,983	473,308
AMAG Pharmaceuticals, Inc.(x)*	1,544	37,843
Amicus Therapeutics, Inc.*	20,913	154,756
Anavex Life Sciences Corp.(x)*	4,819	17,493
Anthera Pharmaceuticals, Inc.(x)*	5,930	18,679
Applied Genetic Technologies Corp.*	1,823	17,829
Aptevo Therapeutics, Inc.*	2,378	6,088
Ardelyx, Inc.*	553	7,156
Arena Pharmaceuticals, Inc.(x)*	35,823	62,690
Argos Therapeutics, Inc.*	1,454	7,226
ARIAD Pharmaceuticals, Inc.*	24,826	339,868
Array BioPharma, Inc.*	1,926	13,001
Arrowhead Pharmaceuticals, Inc.(x)*	8,130	59,755
Asterias Biotherapeutics, Inc.(x)*	3,115	13,208
Atara Biotherapeutics, Inc.*	191	4,085
Athersys, Inc.(x)*	10,239	21,809
Audentes Therapeutics, Inc.*	674	12,004
Avexis, Inc.*	715	29,465
Axovant Sciences Ltd.(x)*	3,510	49,140
Bellicum Pharmaceuticals, Inc.(x)*	35,211	700,699
BioCryst Pharmaceuticals, Inc.(x)*	8,580	37,838
BioSpecifics Technologies Corp.*	794	36,262
BioTime, Inc.(x)*	8,894	34,687
Bluebird Bio, Inc.(x)*	2,008	136,102
Blueprint Medicines Corp.*	2,890	85,833
Cara Therapeutics, Inc.(x)*	371	3,098
Cellular Biomedicine Group, Inc.(x)*	1,211	17,559
Cepheid, Inc.*	10,798	568,947
ChemoCentryx, Inc.*	3,049	18,416
Cidara Therapeutics, Inc.*	70	801
Clovis Oncology, Inc.*	4,673	168,462
Coherus Biosciences, Inc.*	4,273	114,431
Concert Pharmaceuticals, Inc.*	986	9,968
Curis, Inc.(x)*	16,486	43,028
Cytokinetics, Inc.*	4,872	44,725
CytomX Therapeutics, Inc.(x)*	2,890	45,315
CytRx Corp.(x)*	8,434	4,962
Dimension Therapeutics, Inc.(x)*	544	4,347
Dynavax Technologies Corp.(x)*	5,720	60,003
Eagle Pharmaceuticals, Inc.(x)*	1,341	93,870
Edge Therapeutics, Inc.(x)*	1,075	11,191
Editas Medicine, Inc.*	21,665	292,044
Eiger BioPharmaceuticals, Inc.*	456	6,106
Emergent BioSolutions, Inc.*	4,756	149,957
Epizyme, Inc.*	4,143	40,767
Exact Sciences Corp.(x)*	15,518	288,169
Exelixis, Inc.*	20,526	262,528
FibroGen, Inc.*	7,918	163,903
Five Prime Therapeutics, Inc.*	935	49,078
Flexion Therapeutics, Inc.*	3,413	66,690
Fortress Biotech, Inc.*	4,640	13,781
Foundation Medicine, Inc.(x)*	2,022	47,214
Galena Biopharma, Inc.(x)*	26,697	9,352
Genomic Health, Inc.*	2,787	80,600
Geron Corp.(x)*	22,536	50,931
Global Blood Therapeutics, Inc.*	2,432	56,058
GlycoMimetics, Inc.*	1,403	10,031
Halozyme Therapeutics, Inc.(x)*	16,015	193,461
Heron Therapeutics, Inc.(x)*	4,609	79,413
Idera Pharmaceuticals, Inc.(x)*	11,472	29,368
Ignyta, Inc.*	3,442	21,650
Immune Design Corp.*	1,671	12,666
ImmunoGen, Inc.(x)*	11,990	32,133
Immunomedics, Inc.(x)*	11,300	36,725
Infinity Pharmaceuticals, Inc.*	7,711	12,029
Inotek Pharmaceuticals Corp.(x)*	2,265	21,472
Inovio Pharmaceuticals, Inc.(x)*	9,949	92,725
Insmed, Inc.*	9,028	131,087
Insys Therapeutics, Inc.(x)*	3,342	39,402
Intellia Therapeutics, Inc.(x)*	26,045	443,286
Intrexon Corp.(x)*	26,026	729,249
Invitae Corp.(x)*	3,169	27,760
Ironwood Pharmaceuticals, Inc.*	18,909	300,275
Juno Therapeutics, Inc.(x)*	9,136	274,171
Kadmon Holdings, Inc.*	953	6,995
Karyopharm Therapeutics, Inc.*	683	6,646
Keryx Biopharmaceuticals, Inc.(x)*	11,469	60,900
Kite Pharma, Inc.(x)*	5,829	325,608
La Jolla Pharmaceutical Co.*	2,236	53,194
Lexicon Pharmaceuticals, Inc.*	6,158	111,275
Ligand Pharmaceuticals, Inc.(x)*	2,807	286,482
Lion Biotechnologies, Inc.(x)*	7,810	64,276
Loxo Oncology, Inc.(x)*	1,954	51,156
MacroGenics, Inc.*	4,825	144,316
MannKind Corp.(x)*	46,408	28,773
Medgenics, Inc.*	3,252	18,114
MediciNova, Inc.(x)*	4,269	31,975
Merrimack Pharmaceuticals, Inc.(x)*	10,964	69,621
MiMedx Group, Inc.(x)*	14,947	128,245

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Minerva Neurosciences, Inc.(x)*	2,340	$33,029
Mirati Therapeutics, Inc.*	1,797	11,878
Momenta Pharmaceuticals, Inc.*	2,249	26,291
Myriad Genetics, Inc.*	10,041	206,644
NantKwest, Inc.*	209	1,626
Natera, Inc.(x)*	3,751	41,674
NewLink Genetics Corp.*	2,360	35,447
Novavax, Inc.(x)*	40,249	83,718
OncoMed Pharmaceuticals, Inc.(x)*	3,118	35,639
Ophthotech Corp.*	4,547	209,753
Organovo Holdings, Inc.(x)*	12,429	47,106
Osiris Therapeutics, Inc.(x)*	2,597	12,881
OvaScience, Inc.*	512	3,666
Pfenex, Inc.*	2,421	21,668
PharmAthene, Inc.*	8,454	24,517
Portola Pharmaceuticals, Inc.*	6,560	148,978
Progenics Pharmaceuticals, Inc.(x)*	9,978	63,161
Protagonist Therapeutics, Inc.*	890	18,806
Proteostasis Therapeutics, Inc.*	889	13,860
Prothena Corp. plc*	5,191	311,304
Puma Biotechnology, Inc.(x)*	3,579	239,972
Radius Health, Inc.*	4,604	249,030
Raptor Pharmaceutical Corp.*	12,568	112,735
Regulus Therapeutics, Inc.*	5,522	18,223
Repligen Corp.*	5,114	154,392
Rigel Pharmaceuticals, Inc.*	10,399	38,164
Sage Therapeutics, Inc.*	4,420	203,541
Sangamo BioSciences, Inc.*	10,451	48,388
Sarepta Therapeutics, Inc.(x)*	6,228	382,461
Selecta Biosciences, Inc.*	599	8,536
Seres Therapeutics, Inc.(x)*	2,580	31,708
Sorrento Therapeutics, Inc.(x)*	4,225	32,702
Spark Therapeutics, Inc.*	2,806	168,528
Spectrum Pharmaceuticals, Inc.*	2,676	12,497
Stemline Therapeutics, Inc.*	423	4,581
Syndax Pharmaceuticals, Inc.*	396	6,003
Synergy Pharmaceuticals, Inc.(x)*	26,267	144,731
Synthetic Biologics, Inc.(x)*	10,781	18,543
Syros Pharmaceuticals, Inc.*	547	7,587
T2 Biosystems, Inc.(x)*	2,219	16,066
TESARO, Inc.(x)*	3,935	394,444
TG Therapeutics, Inc.*	5,552	42,972
Tobira Therapeutics, Inc.*	1,207	47,966
Tokai Pharmaceuticals, Inc.(x)*	1,403	2,147
Trevena, Inc.*	6,459	43,598
Trovagene, Inc.(x)*	3,404	15,284
Ultragenyx Pharmaceutical, Inc.*	5,360	380,238
Vanda Pharmaceuticals, Inc.*	5,254	87,427
Versartis, Inc.*	281	3,442
Vitae Pharmaceuticals, Inc.*	3,805	79,601
Vital Therapies, Inc.*	3,502	21,432
Voyager Therapeutics, Inc.*	738	8,863
vTv Therapeutics, Inc., Class A*	1,725	12,403
XBiotech, Inc.(x)*	2,520	33,919
Xencor, Inc.*	4,787	117,234
ZIOPHARM Oncology, Inc.(x)*	23,028	129,648

		14,979,762

Health Care Equipment & Supplies (3.2%)
Abaxis, Inc.	3,191	164,719
Accuray, Inc.*	11,511	73,325
Analogic Corp.	189	16,745
Anika Therapeutics, Inc.*	1,739	83,211
AtriCure, Inc.*	3,653	57,791
Atrion Corp.	197	84,040
Avinger, Inc.*	1,504	7,174
AxoGen, Inc.*	3,404	30,738
Cantel Medical Corp.	5,279	411,656
Cardiovascular Systems, Inc.*	4,755	112,884
Cerus Corp.*	12,636	78,470
ConforMIS, Inc.*	5,089	50,483
Corindus Vascular Robotics, Inc.(x)*	6,782	7,528
CryoLife, Inc.	2,975	52,271
Cutera, Inc.*	2,113	25,187
Cynosure, Inc., Class A*	3,457	176,100
Endologix, Inc.(x)*	12,116	155,085
Entellus Medical, Inc.*	1,040	23,067
GenMark Diagnostics, Inc.*	5,723	67,531
Glaukos Corp.*	2,413	91,067
Globus Medical, Inc., Class A*	10,376	234,186
ICU Medical, Inc.*	1,466	185,273
Inogen, Inc.*	2,393	143,341
Insulet Corp.*	8,575	351,061
Integra LifeSciences Holdings Corp.*	4,450	367,348
InVivo Therapeutics Holdings Corp.(x)*	4,443	30,212
iRadimed Corp.(x)*	684	11,621
Iridex Corp.(x)*	1,081	15,664
K2M Group Holdings, Inc.*	1,139	20,251
LeMaitre Vascular, Inc.	1,943	38,549
Masimo Corp.*	6,033	358,903
Meridian Bioscience, Inc.	5,492	105,941
Merit Medical Systems, Inc.*	2,385	57,932
Natus Medical, Inc.*	4,842	190,242
Neogen Corp.*	5,419	303,139
Nevro Corp.(x)*	3,557	371,315
Novocure Ltd.(x)*	7,291	62,265
NuVasive, Inc.*	7,300	486,618
NxStage Medical, Inc.*	9,462	236,455
OraSure Technologies, Inc.*	7,798	62,150
Orthofix International N.V.*	2,542	108,721
Oxford Immunotec Global plc*	3,702	46,497
Penumbra, Inc.*	28,163	2,140,106
Quidel Corp.*	3,623	80,032
Rockwell Medical, Inc.(x)*	6,751	45,232
Second Sight Medical Products, Inc.(x)*	2,042	7,188
Senseonics Holdings, Inc.*	3,820	14,898
Spectranetics Corp.*	6,306	158,218
STAAR Surgical Co.*	5,867	55,150
SurModics, Inc.*	1,865	56,118
Tactile Systems Technology, Inc.*	522	9,761
Tandem Diabetes Care, Inc.*	2,562	19,625
TransEnterix, Inc.*	712	1,203
Utah Medical Products, Inc.	502	30,020
Vascular Solutions, Inc.*	2,482	119,707
Veracyte, Inc.*	1,949	14,832
ViewRay, Inc.*	989	4,470
Zeltiq Aesthetics, Inc.(x)*	5,160	202,375

		8,515,691

Health Care Providers & Services (2.6%)
AAC Holdings, Inc.(x)*	1,518	26,398
Aceto Corp.	3,843	72,979
Addus HomeCare Corp.*	109	2,851
Adeptus Health, Inc., Class A(x)*	2,031	87,434
Air Methods Corp.(x)*	5,281	166,299
Almost Family, Inc.*	279	10,259
Amedisys, Inc.*	4,142	196,496
American Renal Associates Holdings, Inc.(x)*	1,084	19,805
AMN Healthcare Services, Inc.*	6,998	223,026
BioScrip, Inc.*	1,619	4,679
BioTelemetry, Inc.*	3,901	72,442
Capital Senior Living Corp.*	4,147	69,670

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Chemed Corp.	2,389	$337,016
Civitas Solutions, Inc.*	2,173	39,679
CorVel Corp.*	1,443	55,411
Cross Country Healthcare, Inc.*	4,629	54,530
Diplomat Pharmacy, Inc.(x)*	6,770	189,628
Ensign Group, Inc.	6,929	139,481
Genesis Healthcare, Inc.*	2,709	7,233
HealthEquity, Inc.*	83,344	3,154,570
HealthSouth Corp.	13,153	533,617
Landauer, Inc.	1,383	61,516
LHC Group, Inc.*	123	4,536
Magellan Health, Inc.*	2,588	139,053
Molina Healthcare, Inc.*	4,255	248,152
National Research Corp., Class A	1,210	19,711
National Research Corp., Class B(x)	206	7,107
Nobilis Health Corp.(x)*	466	1,561
Owens & Minor, Inc.	1,077	37,404
Providence Service Corp.*	1,916	93,175
Quorum Health Corp.*	4,240	26,585
RadNet, Inc.*	5,238	38,761
Select Medical Holdings Corp.*	1,162	15,687
Surgery Partners, Inc.*	1,570	31,777
Surgical Care Affiliates, Inc.*	3,979	194,016
Team Health Holdings, Inc.*	10,005	325,763
Teladoc, Inc.(x)*	2,937	53,776
U.S. Physical Therapy, Inc.	1,754	109,976

		6,872,059

Health Care Technology (7.2%)
athenahealth, Inc.(x)*	45,471	5,734,803
Castlight Health, Inc., Class B(x)*	211,196	878,575
Computer Programs & Systems, Inc.(x)	1,688	43,989
Cotiviti Holdings, Inc.*	99,455	3,334,726
HealthStream, Inc.*	3,758	103,721
HMS Holdings Corp.*	12,539	277,990
Medidata Solutions, Inc.*	89,051	4,965,484
NantHealth, Inc.*	802	10,546
Omnicell, Inc.*	5,185	198,585
Press Ganey Holdings, Inc.*	19,789	799,476
Quality Systems, Inc.	7,458	84,425
Veeva Systems, Inc., Class A*	55,965	2,310,235
Vocera Communications, Inc.*	2,577	43,551

		18,786,106

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.(x)*	3,126	85,215
Albany Molecular Research, Inc.(x)*	1,796	29,652
Cambrex Corp.*	4,719	209,807
ChromaDex Corp.(x)*	4,120	12,277
Enzo Biochem, Inc.*	5,418	27,577
Fluidigm Corp.*	4,318	34,587
INC Research Holdings, Inc., Class A*	6,127	273,142
Luminex Corp.*	2,429	55,187
Medpace Holdings, Inc.*	849	25,351
NanoString Technologies, Inc.*	2,119	42,337
NeoGenomics, Inc.*	7,776	63,919
Pacific Biosciences of California, Inc.*	11,803	105,755
PAREXEL International Corp.*	7,746	537,960
PRA Health Sciences, Inc.*	3,539	199,989

		1,702,755

Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.(x)*	4,963	19,306
Aclaris Therapeutics, Inc.(x)*	1,256	32,166
Aerie Pharmaceuticals, Inc.*	3,497	131,977
Agile Therapeutics, Inc.*	2,372	16,557
Amphastar Pharmaceuticals, Inc.*	5,148	97,657
Ampio Pharmaceuticals, Inc.(x)*	6,214	4,600
ANI Pharmaceuticals, Inc.(x)*	1,185	78,625
Aratana Therapeutics, Inc.*	4,773	44,675
Axsome Therapeutics, Inc.*	1,455	11,465
Bio-Path Holdings, Inc.(x)*	11,836	16,570
Catalent, Inc.*	14,722	380,416
Cempra, Inc.(x)*	6,560	158,752
Clearside Biomedical, Inc.*	967	16,777
Collegium Pharmaceutical, Inc.(x)*	1,914	36,864
Corcept Therapeutics, Inc.*	10,802	70,213
Depomed, Inc.(x)*†	8,940	223,411
Dermira, Inc.*	3,611	122,124
Durect Corp.*	17,107	23,779
Egalet Corp.(x)*	888	6,758
Flex Pharma, Inc.*	1,323	15,585
Heska Corp.*	940	51,164
Horizon Pharma plc*	23,907	433,434
Impax Laboratories, Inc.*	10,878	257,809
Innoviva, Inc.*	10,412	114,428
Intersect ENT, Inc.*	3,650	57,816
Intra-Cellular Therapies, Inc.*	5,005	76,276
Lipocine, Inc.*	2,324	10,365
Medicines Co.(x)*	9,109	343,774
MyoKardia, Inc.(x)*	1,584	25,883
Nektar Therapeutics*	19,222	330,234
Neos Therapeutics, Inc.(x)*	1,756	11,554
Ocular Therapeutix, Inc.(x)*	3,201	21,991
Omeros Corp.(x)*	3,394	37,877
Pacira Pharmaceuticals, Inc.*	5,429	185,780
Paratek Pharmaceuticals, Inc.*	2,691	35,010
Phibro Animal Health Corp., Class A	2,572	69,907
Prestige Brands Holdings, Inc.*	7,838	378,340
Reata Pharmaceuticals, Inc., Class A(x)*	792	20,877
Revance Therapeutics, Inc.(x)*	2,895	46,928
SciClone Pharmaceuticals, Inc.*	7,623	78,136
Sucampo Pharmaceuticals, Inc., Class A*	3,557	43,787
Supernus Pharmaceuticals, Inc.*	6,814	168,510
Teligent, Inc.(x)*	6,384	48,518
TherapeuticsMD, Inc.(x)*	20,475	139,435
Theravance Biopharma, Inc.*	5,265	190,804
Titan Pharmaceuticals, Inc.(x)*	2,550	14,994
WaVe Life Sciences Ltd.*	828	26,885

		4,728,793

Total Health Care		55,585,166

Industrials (16.6%)
Aerospace & Defense (2.7%)
Aerojet Rocketdyne Holdings, Inc.*	4,534	79,708
Aerovironment, Inc.*	457	11,155
Astronics Corp.*	2,801	126,185
BWX Technologies, Inc.	156,326	5,998,229
Curtiss-Wright Corp.	4,719	429,948
Mercury Systems, Inc.*	443	10,884
Moog, Inc., Class A*	439	26,138
National Presto Industries, Inc.	72	6,321
Sparton Corp.*	80	2,101
TASER International, Inc.(x)*	7,744	221,556
Teledyne Technologies, Inc.*	1,428	154,124
Vectrus, Inc.*	324	4,935

		7,071,284

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	1,076	15,441
Echo Global Logistics, Inc.*	3,674	84,722
Forward Air Corp.	4,345	187,965
Hub Group, Inc., Class A*	4,529	184,602

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Radiant Logistics, Inc.*	3,244	$9,213

		481,943

Airlines (0.3%)
Allegiant Travel Co.	1,949	257,404
Hawaiian Holdings, Inc.*	7,790	378,594
Virgin America, Inc.*	2,674	143,086

		779,084

Building Products (1.0%)
AAON, Inc.	5,888	169,692
Advanced Drainage Systems, Inc.	5,119	123,163
American Woodmark Corp.*	2,022	162,913
Apogee Enterprises, Inc.	4,135	184,793
Armstrong Flooring, Inc.*	255	4,814
Builders FirstSource, Inc.*	12,177	140,157
Caesarstone Ltd.*	3,457	130,363
Continental Building Products, Inc.*	5,117	107,406
Gibraltar Industries, Inc.*	2,961	110,001
Griffon Corp.	3,632	61,780
Insteel Industries, Inc.	2,620	94,949
Masonite International Corp.*	4,509	280,325
NCI Building Systems, Inc.*	3,938	57,455
Patrick Industries, Inc.*	2,124	131,518
PGT, Inc.*	6,850	73,090
Ply Gem Holdings, Inc.*	3,247	43,380
Quanex Building Products Corp.	473	8,164
Simpson Manufacturing Co., Inc.	6,127	269,282
Trex Co., Inc.*	4,376	256,959
Universal Forest Products, Inc.	2,556	251,740

		2,661,944

Commercial Services & Supplies (1.5%)
Aqua Metals, Inc.(x)*	1,482	13,131
Brady Corp., Class A	5,177	179,176
Brink’s Co.	6,705	248,621
Deluxe Corp.	7,198	480,970
G&K Services, Inc., Class A	2,184	208,550
Healthcare Services Group, Inc.	10,362	410,128
Heritage-Crystal Clean, Inc.*	943	12,523
Herman Miller, Inc.	8,935	255,541
HNI Corp.	6,737	268,133
InnerWorkings, Inc.*	5,129	48,315
Interface, Inc.	8,314	138,761
Kimball International, Inc., Class B	4,444	57,505
Knoll, Inc.	6,999	159,927
Matthews International Corp., Class A	4,735	287,699
Mobile Mini, Inc.	4,897	147,889
MSA Safety, Inc.	3,087	179,169
Multi-Color Corp.	1,983	130,878
Quad/Graphics, Inc.	2,191	58,544
SP Plus Corp.*	2,454	62,749
Steelcase, Inc., Class A	12,532	174,070
Team, Inc.*	3,917	128,125
Tetra Tech, Inc.	1,393	49,410
U.S. Ecology, Inc.	3,225	144,609
UniFirst Corp.	211	27,822
Viad Corp.	1,685	62,126
West Corp.	980	21,638

		3,956,009

Construction & Engineering (0.5%)
Argan, Inc.	1,946	115,184
Comfort Systems USA, Inc.	5,416	158,743
Dycom Industries, Inc.*	4,499	367,928
EMCOR Group, Inc.	1,470	87,642
Granite Construction, Inc.	4,451	221,393
Great Lakes Dredge & Dock Corp.*	576	2,016
IES Holdings, Inc.*	1,013	18,021
MasTec, Inc.*	9,822	292,106
NV5 Global, Inc.*	859	27,754
Primoris Services Corp.	5,836	120,222
Tutor Perini Corp.*	828	17,777

		1,428,786

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	920	17,397
Atkore International Group, Inc.*	1,051	19,696
AZZ, Inc.	3,783	246,916
Energous Corp.(x)*	2,096	41,103
EnerSys, Inc.	1,867	129,178
Generac Holdings, Inc.*	9,633	349,678
General Cable Corp.	6,815	102,089
LSI Industries, Inc.	418	4,694
Plug Power, Inc.(x)*	16,257	27,799
Power Solutions International, Inc.(x)*	687	7,042
Vicor Corp.*	2,372	27,515

		973,107

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	3,229	74,364

Machinery (4.9%)
Actuant Corp., Class A	4,092	95,098
Alamo Group, Inc.	306	20,162
Albany International Corp., Class A	573	24,284
Altra Industrial Motion Corp.	3,123	90,473
Astec Industries, Inc.	1,315	78,729
Blue Bird Corp.(x)*	54	789
CLARCOR, Inc.	7,008	455,520
Douglas Dynamics, Inc.	2,726	87,069
Energy Recovery, Inc.*	5,033	80,427
EnPro Industries, Inc.	3,220	182,960
Franklin Electric Co., Inc.	6,402	260,626
Global Brass & Copper Holdings, Inc.	2,908	84,012
Gorman-Rupp Co.	2,189	56,060
Hillenbrand, Inc.	8,725	276,059
Hyster-Yale Materials Handling, Inc.	424	25,495
John Bean Technologies Corp.	4,311	304,141
Joy Global, Inc.	24,205	671,447
Kadant, Inc.	248	12,923
Lindsay Corp.(x)	1,384	102,388
Lydall, Inc.*	2,413	123,377
Manitowoc Foodservice, Inc.*	204,392	3,315,238
Milacron Holdings Corp.*	1,787	28,521
Miller Industries, Inc.	167	3,806
Mueller Industries, Inc.	6,006	194,715
Mueller Water Products, Inc., Class A	23,053	289,315
Navistar International Corp.*	500	11,445
Omega Flex, Inc.	421	16,234
Proto Labs, Inc.(x)*	3,652	218,791
RBC Bearings, Inc.*	3,355	256,591
Rexnord Corp.*	9,483	203,031
Standex International Corp.	1,421	131,968
Sun Hydraulics Corp.	3,020	97,456
Supreme Industries, Inc., Class A	1,064	20,535
Tennant Co.	2,395	155,196
Terex Corp.	165,240	4,198,748
Wabash National Corp.*	2,532	36,056
Watts Water Technologies, Inc., Class A	3,829	248,272
Woodward, Inc.	7,779	486,032

		12,943,989

Marine (0.0%)
Matson, Inc.	2,823	112,581

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (4.4%)
Advisory Board Co.*	118,786	$5,314,485
Barrett Business Services, Inc.	1,013	50,255
CEB, Inc.	41,823	2,278,099
Exponent, Inc.	3,746	191,271
Franklin Covey Co.*	1,126	20,054
FTI Consulting, Inc.*	550	24,508
GP Strategies Corp.*	1,847	45,473
Hill International, Inc.*	1,857	8,561
Huron Consulting Group, Inc.*	443	26,474
Insperity, Inc.	2,292	166,491
Kforce, Inc.	3,568	73,108
Korn/Ferry International	4,908	103,068
Mistras Group, Inc.*	2,487	58,370
On Assignment, Inc.*	7,534	273,409
TriNet Group, Inc.*	6,315	136,593
TrueBlue, Inc.*	381	8,633
WageWorks, Inc.*	45,015	2,741,864

		11,520,716

Road & Rail (0.3%)
Heartland Express, Inc.	6,850	129,328
Knight Transportation, Inc.	9,240	265,096
Swift Transportation Co.(x)*	11,122	238,789
Universal Logistics Holdings, Inc.	741	9,944
YRC Worldwide, Inc.*	907	11,174

		654,331

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	2,347	109,699
Beacon Roofing Supply, Inc.*	8,825	371,268
BMC Stock Holdings, Inc.*	6,792	120,422
GMS, Inc.*	1,015	22,563
H&E Equipment Services, Inc.	4,602	77,130
Kaman Corp.	345	15,152
Lawson Products, Inc.*	787	13,954
Neff Corp., Class A*	705	6,697
Real Industry, Inc.*	3,719	22,760
SiteOne Landscape Supply, Inc.*	1,678	60,291
Triton International Ltd.	1,079	14,232
Univar, Inc.*	6,444	140,801
Veritiv Corp.*	116	5,820

		980,789

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,703	22,871

Total Industrials		43,661,798

Information Technology (28.1%)
Communications Equipment (1.1%)
ADTRAN, Inc.	4,583	87,719
Aerohive Networks, Inc.*	3,775	22,990
CalAmp Corp.*	5,200	72,540
Ciena Corp.*	20,296	442,453
Clearfield, Inc.(x)*	1,792	33,690
Extreme Networks, Inc.*	14,875	66,789
Infinera Corp.*	14,291	129,048
InterDigital, Inc.	5,132	406,454
Lumentum Holdings, Inc.*	7,527	314,403
NETGEAR, Inc.*	3,123	188,910
Oclaro, Inc.*	14,075	120,341
Plantronics, Inc.	4,938	256,578
ShoreTel, Inc.*	2,156	17,248
Silicom Ltd.	193	7,990
Sonus Networks, Inc.*	868	6,753
Ubiquiti Networks, Inc.*	3,785	202,498
ViaSat, Inc.*	5,715	426,625

		2,803,029

Electronic Equipment, Instruments & Components (1.8%)
Badger Meter, Inc.	4,092	137,123
Belden, Inc.	6,191	427,117
Cognex Corp.	19,957	1,054,927
Coherent, Inc.*	3,571	394,738
DTS, Inc.	2,620	111,455
ePlus, Inc.*	660	62,311
Fabrinet*	5,083	226,651
FARO Technologies, Inc.*	20,243	727,736
II-VI, Inc.*	2,407	58,562
Itron, Inc.*	4,986	278,019
Littelfuse, Inc.	3,266	420,693
Mesa Laboratories, Inc.	448	51,233
Methode Electronics, Inc.	4,983	174,256
MTS Systems Corp.	2,232	102,739
Novanta, Inc.*	1,140	19,779
RadiSys Corp.*	4,766	25,474
Rogers Corp.*	922	56,316
Universal Display Corp.*	6,121	339,777

		4,668,906

Internet Software & Services (13.6%)
2U, Inc.*	5,341	204,507
Alarm.com Holdings, Inc.(x)*	1,490	43,001
Amber Road, Inc.*	3,093	29,847
Angie’s List, Inc.(x)*	105,332	1,043,840
Apigee Corp.*	2,185	38,019
Appfolio, Inc., Class A*	1,057	20,548
Benefitfocus, Inc.(x)*	45,767	1,827,019
Blucora, Inc.*	1,130	12,656
Box, Inc., Class A*	7,039	110,935
Brightcove, Inc.*	4,290	55,985
Carbonite, Inc.*	2,686	41,257
Care.com, Inc.*	2,254	22,450
ChannelAdvisor Corp.*	3,087	39,915
Cimpress N.V.*	3,703	374,670
comScore, Inc.*	7,149	219,188
Cornerstone OnDemand, Inc.*	7,457	342,649
Criteo S.A. (ADR)*	113,604	3,988,636
Cvent, Inc.*	4,396	139,397
DHI Group, Inc.*	7,161	56,500
EarthLink Holdings Corp.	15,361	95,238
Endurance International Group Holdings, Inc.*	8,681	75,959
Envestnet, Inc.*	6,153	224,277
Everyday Health, Inc.*	1,327	10,205
Five9, Inc.*	4,836	75,829
Gogo, Inc.(x)*	8,425	93,012
GrubHub, Inc.(x)*	229,668	9,873,427
GTT Communications, Inc.*	3,822	89,932
Hortonworks, Inc.(x)*	5,784	48,296
inContact, Inc.*	8,781	122,758
Instructure, Inc.*	1,491	37,827
Intralinks Holdings, Inc.*	318	3,199
j2 Global, Inc.	6,933	461,807
Just Eat plc*	326,358	2,267,328
LivePerson, Inc.*	7,731	65,018
LogMeIn, Inc.	3,730	337,155
MeetMe, Inc.*	5,199	32,234
MINDBODY, Inc., Class A(x)*	2,062	40,539
New Relic, Inc.*	49,025	1,878,638
NIC, Inc.	9,290	218,315
Numerex Corp., Class A*	592	4,606
Q2 Holdings, Inc.*	3,731	106,930
Quotient Technology, Inc.*	87,093	1,159,208
Reis, Inc.	873	17,862
Shutterstock, Inc.*	59,723	3,804,355
SPS Commerce, Inc.*	2,410	176,918

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Stamps.com, Inc.*	2,366	$223,611
TechTarget, Inc.*	786	6,335
TrueCar, Inc.*	7,850	74,104
Web.com Group, Inc.*	6,201	107,091
WebMD Health Corp.*	5,512	273,946
Xactly Corp.*	3,297	48,532
XO Group, Inc.*	3,728	72,062
Zillow Group, Inc., Class A(x)*	49,056	1,689,979
Zillow Group, Inc., Class C(x)*	98,673	3,419,019

		35,846,570

IT Services (1.5%)
Acxiom Corp.*	5,536	147,534
ALJ Regional Holdings, Inc.(x)*	2,742	12,887
Blackhawk Network Holdings, Inc.*	8,123	245,071
Cardtronics plc, Class A*	6,681	297,973
Cass Information Systems, Inc.	1,020	57,783
Convergys Corp.	6,750	205,335
CSG Systems International, Inc.	4,700	194,251
Datalink Corp.*	231	2,451
EPAM Systems, Inc.*	7,108	492,656
EVERTEC, Inc.	7,550	126,689
ExlService Holdings, Inc.*	4,829	240,677
Forrester Research, Inc.	1,467	57,066
Hackett Group, Inc.	3,339	55,160
Information Services Group, Inc.*	4,494	17,931
Lionbridge Technologies, Inc.*	8,369	41,845
MAXIMUS, Inc.	9,472	535,736
Perficient, Inc.*	3,674	74,031
PFSweb, Inc.*	2,222	19,843
Planet Payment, Inc.*	6,160	22,854
Science Applications International Corp.	6,263	434,464
ServiceSource International, Inc.*	5,621	27,431
Syntel, Inc.*	4,766	199,743
TeleTech Holdings, Inc.	2,411	69,895
Travelport Worldwide Ltd.	12,857	193,241
Unisys Corp.(x)*	4,987	48,573
Virtusa Corp.*	4,036	99,609

		3,920,729

Semiconductors & Semiconductor Equipment (2.4%)
Acacia Communications, Inc.(x)*	757	78,183
Advanced Energy Industries, Inc.*	5,557	262,957
Advanced Micro Devices, Inc.*	52,842	365,138
Ambarella, Inc.(x)*	1,881	138,460
Amkor Technology, Inc.*	778	7,562
Applied Micro Circuits Corp.*	10,913	75,845
Cabot Microelectronics Corp.	466	24,656
Cavium, Inc.*	8,331	484,864
CEVA, Inc.*	2,847	99,844
Cirrus Logic, Inc.*	9,238	491,000
Entegris, Inc.*	12,907	224,840
Exar Corp.*	801	7,457
FormFactor, Inc.*	6,201	67,281
Impinj, Inc.*	499	18,673
Inphi Corp.*	5,859	254,925
Integrated Device Technology, Inc.*	19,879	459,205
Lattice Semiconductor Corp.*	17,354	112,628
MACOM Technology Solutions Holdings, Inc.*	3,389	143,490
MaxLinear, Inc., Class A*	8,304	168,322
Microsemi Corp.*	16,779	704,382
MKS Instruments, Inc.	410	20,389
Monolithic Power Systems, Inc.	5,744	462,392
Nanometrics, Inc.*	2,734	61,078
NeoPhotonics Corp.*	704	11,503
NVE Corp.	339	19,981
PDF Solutions, Inc.*	3,598	65,376
Power Integrations, Inc.	4,086	257,541
Rambus, Inc.*	4,048	50,600
Semtech Corp.*	9,607	266,402
Silicon Laboratories, Inc.*	6,117	359,680
Synaptics, Inc.*	5,157	302,097
Tessera Technologies, Inc.	4,700	180,668
Ultratech, Inc.*	224	5,170

		6,252,589

Software (7.2%)
8x8, Inc.*	12,860	198,430
A10 Networks, Inc.*	6,306	67,411
ACI Worldwide, Inc.*	17,044	330,313
American Software, Inc., Class A	3,671	40,748
Aspen Technology, Inc.*	12,210	571,306
AVG Technologies N.V.*	6,155	153,936
Barracuda Networks, Inc.*	3,175	80,899
Blackbaud, Inc.	6,950	461,063
Bottomline Technologies de, Inc.*	5,162	120,326
BroadSoft, Inc.*	4,379	203,842
Callidus Software, Inc.*	8,951	164,251
CommVault Systems, Inc.*	5,754	305,710
Digimarc Corp.(x)*	1,328	50,929
Ebix, Inc.(x)	3,742	212,733
Ellie Mae, Inc.*	17,557	1,848,752
EnerNOC, Inc.(x)*	3,151	17,047
Epiq Systems, Inc.	1,404	23,152
Exa Corp.*	1,958	31,426
Fair Isaac Corp.	4,563	568,504
Fleetmatics Group plc*	5,801	347,944
Gigamon, Inc.*	4,831	264,739
Globant S.A.(x)*	3,760	158,371
Guidance Software, Inc.*	3,180	18,953
Guidewire Software, Inc.*	64,793	3,886,284
HubSpot, Inc.*	4,292	247,305
Imperva, Inc.*	4,270	229,342
Infoblox, Inc.*	8,424	222,141
Interactive Intelligence Group, Inc.*	2,630	158,168
Jive Software, Inc.*	8,660	36,892
Majesco(x)*	934	4,754
MicroStrategy, Inc., Class A*	738	123,571
Mitek Systems, Inc.*	4,299	35,639
MobileIron, Inc.*	6,330	17,407
Model N, Inc.*	3,288	36,530
Monotype Imaging Holdings, Inc.	5,890	130,228
Park City Group, Inc.(x)*	1,923	22,691
Paycom Software, Inc.*	6,503	325,995
Paylocity Holding Corp.*	3,139	139,560
Pegasystems, Inc.	5,399	159,216
Progress Software Corp.*	1,013	27,554
Proofpoint, Inc.*	6,039	452,019
PROS Holdings, Inc.*	3,763	85,081
Qualys, Inc.*	3,962	151,309
Rapid7, Inc.*	2,826	49,879
RealPage, Inc.*	7,941	204,084
RingCentral, Inc., Class A*	8,753	207,096
Rosetta Stone, Inc.*	2,051	17,392
Rubicon Project, Inc.*	2,142	17,736
Sapiens International Corp. N.V.	3,533	45,116
SecureWorks Corp., Class A*	322	4,028
Silver Spring Networks, Inc.*	5,342	75,750
Synchronoss Technologies, Inc.*	6,160	253,669
Take-Two Interactive Software, Inc.*	41,143	1,854,726
TiVo Corp.*	5,273	102,718
TubeMogul, Inc.(x)*	3,170	29,703
Varonis Systems, Inc.*	1,633	49,153
VASCO Data Security International, Inc.*	3,960	69,736
VirnetX Holding Corp.(x)*	7,146	21,867

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Workiva, Inc.*	3,153	$57,164
Xero Ltd.*	45,076	636,841
Zendesk, Inc.*	78,922	2,423,695
Zix Corp.*	7,353	30,147

		18,882,971

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	15,920	285,764
Avid Technology, Inc.*	3,330	26,440
CPI Card Group, Inc.	817	4,935
Cray, Inc.*	5,873	138,250
Diebold, Inc.	3,380	83,790
Eastman Kodak Co.*	2,076	31,140
Electronics for Imaging, Inc.*	6,979	341,413
Immersion Corp.(x)*	1,354	11,049
Nimble Storage, Inc.*	9,735	85,960
Pure Storage, Inc., Class A(x)*	10,006	135,581
Silicon Graphics International Corp.*	4,305	33,148
Stratasys Ltd.*	3,329	80,196
Super Micro Computer, Inc.*	1,207	28,208
USA Technologies, Inc.(x)*	4,609	25,833

		1,311,707

Total Information Technology		73,686,501

Materials (2.5%)
Chemicals (1.7%)
Balchem Corp.	4,617	357,956
Chase Corp.	1,048	72,438
Chemtura Corp.*	4,745	155,684
Chermours Co.	22,703	363,248
Codexis, Inc.*	4,435	19,691
Ferro Corp.*	12,419	171,506
Flotek Industries, Inc.(x)*	8,043	116,945
GCP Applied Technologies, Inc.*	8,890	251,765
H.B. Fuller Co.	7,388	343,320
Hawkins, Inc.	262	11,353
Ingevity Corp.*	5,096	234,926
Innophos Holdings, Inc.	2,599	101,439
KMG Chemicals, Inc.	580	16,431
Koppers Holdings, Inc.*	2,357	75,848
Minerals Technologies, Inc.	2,780	196,518
OMNOVA Solutions, Inc.*	4,097	34,579
Platform Specialty Products Corp.*	61,095	495,481
PolyOne Corp.	12,351	417,587
Quaker Chemical Corp.	1,424	150,844
Rayonier Advanced Materials, Inc.(x)	3,747	50,097
Sensient Technologies Corp.	6,555	496,869
Stepan Co.	286	20,781
Trecora Resources*	2,310	26,380
Trinseo S.A.	4,198	237,439
Valhi, Inc.	1,313	3,020

		4,422,145

Construction Materials (0.2%)
Headwaters, Inc.*	10,609	179,504
Summit Materials, Inc., Class A*	11,182	207,426
U.S. Concrete, Inc.*	2,098	96,645
United States Lime & Minerals, Inc.	5	330

		483,905

Containers & Packaging (0.0%)
AEP Industries, Inc.	620	67,809
Multi Packaging Solutions International Ltd.*	3,050	43,951
Myers Industries, Inc.	3,138	40,763

		152,523

Metals & Mining (0.2%)
Century Aluminum Co.*	479	3,329
Coeur Mining, Inc.*	17,549	207,605
Gold Resource Corp.	5,687	42,197
Kaiser Aluminum Corp.	892	77,149
Worthington Industries, Inc.	6,656	319,688

		649,968

Paper & Forest Products (0.4%)
Boise Cascade Co.*	4,880	123,952
Clearwater Paper Corp.*	2,470	159,735
Deltic Timber Corp.	1,561	105,726
KapStone Paper and Packaging Corp.	818	15,476
Louisiana-Pacific Corp.*	19,826	373,324
Neenah Paper, Inc.	2,466	194,839
Schweitzer-Mauduit International, Inc.	854	32,930

		1,005,982

Total Materials		6,714,523

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Acadia Realty Trust (REIT)	2,502	90,672
Alexander’s, Inc. (REIT)	295	123,782
American Assets Trust, Inc. (REIT)	2,027	87,931
Armada Hoffler Properties, Inc. (REIT)	4,304	57,674
CareTrust REIT, Inc. (REIT)	8,702	128,616
Chesapeake Lodging Trust (REIT)	2,439	55,853
City Office REIT, Inc. (REIT)	2,536	32,283
CoreSite Realty Corp. (REIT)	4,909	363,462
DuPont Fabros Technology, Inc. (REIT)	10,968	452,430
EastGroup Properties, Inc. (REIT)	4,607	338,891
Education Realty Trust, Inc. (REIT)	1,257	54,227
FelCor Lodging Trust, Inc. (REIT)	18,143	116,659
First Industrial Realty Trust, Inc. (REIT)	3,868	109,155
Four Corners Property Trust, Inc. (REIT)	3,890	82,974
Geo Group, Inc. (REIT)(x)	2,468	58,689
Global Medical REIT, Inc. (REIT)	1,101	10,746
Gramercy Property Trust (REIT)	9,496	91,541
Hersha Hospitality Trust (REIT)	489	8,812
iStar, Inc. (REIT)*	10,068	108,030
LTC Properties, Inc. (REIT)	4,820	250,592
Medical Properties Trust, Inc. (REIT)	11,966	176,738
Monmouth Real Estate Investment Corp. (REIT)	1,546	22,061
National Health Investors, Inc. (REIT)	5,488	430,698
National Storage Affiliates Trust (REIT)	463	9,695
Pennsylvania Real Estate Investment Trust (REIT)	2,996	68,998
Physicians Realty Trust (REIT)	10,351	222,961
Potlatch Corp. (REIT)	6,000	233,340
PS Business Parks, Inc. (REIT)	2,920	331,624
QTS Realty Trust, Inc. (REIT), Class A	6,862	362,657
Retail Opportunity Investments Corp. (REIT)	11,230	246,611
Rexford Industrial Realty, Inc. (REIT)	3,720	85,151
Ryman Hospitality Properties, Inc. (REIT)	6,416	308,995
Sabra Health Care REIT, Inc. (REIT)	1,648	41,497
Saul Centers, Inc. (REIT)	1,279	85,181
STAG Industrial, Inc. (REIT)	10,154	248,875
Terreno Realty Corp. (REIT)	1,577	43,383
UMH Properties, Inc. (REIT)	1,490	17,761

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Realty Income Trust (REIT)	1,705	$107,449
Urban Edge Properties (REIT)	13,231	372,320
Urstadt Biddle Properties, Inc. (REIT), Class A	3,847	85,480
Washington Prime Group, Inc. (REIT)	6,075	75,209
Washington Real Estate Investment Trust (REIT)	3,817	118,785

		6,318,488

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	3,723	143,038
Altisource Portfolio Solutions S.A.(x)*	1,695	54,918
AV Homes, Inc.*	419	6,972
Consolidated-Tomoka Land Co.	511	26,158
Forestar Group, Inc.(x)*	373	4,368
HFF, Inc., Class A	5,230	144,819
Kennedy-Wilson Holdings, Inc.	5,944	134,037
Marcus & Millichap, Inc.*	2,148	56,170
RMR Group, Inc., Class A	994	37,712

		608,192

Total Real Estate		6,926,680

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Cogent Communications Holdings, Inc.	6,074	223,584
Consolidated Communications Holdings, Inc.	5,016	126,604
FairPoint Communications, Inc.*	2,441	36,688
General Communication, Inc., Class A*	4,212	57,915
Globalstar, Inc.(x)*	33,651	40,717
IDT Corp., Class B	1,472	25,377
Inteliquent, Inc.	4,713	76,068
Lumos Networks Corp.*	253	3,542
ORBCOMM, Inc.*	8,567	87,812
Straight Path Communications, Inc., Class B(x)*	1,467	37,570
Vonage Holdings Corp.*	3,184	21,046
Windstream Holdings, Inc.(x)	1,639	16,472

		753,395

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	3,274	33,657
Shenandoah Telecommunications Co.	6,753	183,749

		217,406

Total Telecommunication Services		970,801

Utilities (0.4%)
Electric Utilities (0.1%)
MGE Energy, Inc.	2,337	132,064
Spark Energy, Inc., Class A	729	21,236

		153,300

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	253	15,448
New Jersey Resources Corp.	1,049	34,470
Southwest Gas Corp.	736	51,417
WGL Holdings, Inc.	392	24,579

		125,914

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	2,550	123,445
Pattern Energy Group, Inc.	7,799	175,400

		298,845

Water Utilities (0.2%)
American States Water Co.	3,598	144,100
California Water Service Group	4,144	132,981
Connecticut Water Service, Inc.	354	17,604
Global Water Resources, Inc.	1,089	8,723
Middlesex Water Co.	1,953	68,824
York Water Co.	1,622	48,108

		420,340

Total Utilities		998,399

Total Common Stocks (97.1%) (Cost $209,291,482)		255,107,453

PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%(b)*†	139,552	—

Internet & Direct Marketing Retail (0.0%)
Peixe Urbano, Inc. 0.000%(b)*†	10,195	—

Total Preferred Stocks (0.0%) (Cost $969,194)		—

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	22,179	18,464

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*405	899	405

Total Health Care		18,869

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	1,729	3,890

Total Telecommunication Services		3,890

Total Rights (0.0%) (Cost $—)		22,759

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	6,312,166	6,312,166

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (14.0%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $4,080,001.(xx)	$4,000,000	$4,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $4,600,268, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $4,692,000.(xx)	4,600,000	4,600,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $3,400,142, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $3,468,002. (xx)	3,400,000	3,400,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $4,080,007.(xx)	4,000,000	4,000,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $2,020,447, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $2,060,797.(xx)	2,020,368	2,020,368
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $6,200,336, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $6,324,343.(xx)	6,200,000	6,200,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $5,100,213.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $2,200,064, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $2,244,000.(xx)	2,200,000	2,200,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,280,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,305,600.(xx)	1,280,000	1,280,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $4,000,153, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $4,080,082.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		36,700,368

Total Short-Term Investments (16.4%) (Cost $43,012,534)		43,012,534

Total Investments (113.5%) (Cost $253,273,210)		298,142,746
Other Assets Less Liabilities (-13.5%)		(35,424,650)

Net Assets (100%)		$262,718,096

*	Non-income producing.

†	Securities (totaling $246,170 or 0.1% of net assets) held at fair value by management.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $35,830,003. This was secured by collateral of $36,700,368 which was received as cash and subsequently invested in short-term investments currently valued at $36,700,368, as reported in the Portfolio of Investments, and $82,429 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.750%, maturing10/13/16-2/15/46.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	12	December-16	$1,502,472	$1,497,960	$(4,512)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)(b)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(d)		Total
Assets:
Common Stocks
Consumer Discretionary	$48,950,453	$1,115,012	$—		$50,065,465
Consumer Staples	4,427,136	—	—		4,427,136
Energy	1,607,959	—	—		1,607,959
Financials	10,463,025	—	—		10,463,025
Health Care	55,242,048	119,707	223,411		55,585,166
Industrials	43,661,798	—	—		43,661,798
Information Technology	70,782,332	2,904,169	—		73,686,501
Materials	6,714,523	—	—		6,714,523
Real Estate	6,926,680	—	—		6,926,680
Telecommunication Services	970,801	—	—		970,801
Utilities	998,399	—	—		998,399
Preferred Stocks
Consumer Discretionary	—	—	—	(e)	— (e)
Rights
Health Care	—	—	18,869		18,869
Telecommunication Services	—	—	3,890		3,890
Short-Term Investments
Investment Companies	6,312,166	—	—		6,312,166
Repurchase Agreements	—	36,700,368	—		36,700,368

Total Assets	$257,057,320	$40,839,256	$246,170		$298,142,746

Liabilities:
Futures	$(4,512)	$—	$—		$(4,512)

Total Liabilities	$(4,512)	$—	$—		$(4,512)

Total	$257,052,808	$40,839,256	$246,170		$298,138,234

(a)	A security with a market value of $36,615 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $1,626 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(c)	A security with a market value of $119,707 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(d)	A security with a market value of $223,411 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,458,555
Aggregate gross unrealized depreciation	(21,954,132)

Net unrealized appreciation	$44,504,423

Federal income tax cost of investments	$253,638,323

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (0.2%)
BorgWarner, Inc.	2,683	$94,388
Delphi Automotive plc	3,623	258,392
Goodyear Tire & Rubber Co.	3,460	111,758
International Automotive Components Group North America LLC(b)*†	131,578	78,959
Johnson Controls International plc	12,584	585,534

		1,129,031

Automobiles (0.9%)
Ford Motor Co.	52,380	632,227
General Motors Co.	139,520	4,432,550
Harley-Davidson, Inc.(x)	2,404	126,426

		5,191,203

Distributors (0.1%)
Genuine Parts Co.	1,986	199,493
LKQ Corp.*	4,197	148,826

		348,319

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,909	67,343

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	5,820	284,132
Chipotle Mexican Grill, Inc.(x)*	388	164,318
Darden Restaurants, Inc.	1,681	103,079
Marriott International, Inc., Class A	4,337	292,010
McDonald’s Corp.	11,369	1,311,528
Royal Caribbean Cruises Ltd.	2,229	167,064
Starbucks Corp.	19,579	1,060,007
Wyndham Worldwide Corp.	1,469	98,908
Wynn Resorts Ltd.(x)	1,055	102,778
Yum! Brands, Inc.	4,935	448,147

		4,031,971

Household Durables (0.2%)
D.R. Horton, Inc.	4,571	138,044
Garmin Ltd.	1,460	70,241
Harman International Industries, Inc.	896	75,667
Leggett & Platt, Inc.	1,708	77,851
Lennar Corp., Class A	2,565	108,602
Mohawk Industries, Inc.*	819	164,078
Newell Brands, Inc.	6,422	338,183
PulteGroup, Inc.	4,180	83,767
Whirlpool Corp.	1,009	163,619

		1,220,052

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	5,241	4,388,342
Expedia, Inc.	1,622	189,320
Netflix, Inc.*	5,685	560,257
Priceline Group, Inc.*	665	978,541
TripAdvisor, Inc.(x)*	1,593	100,646

		6,217,106

Leisure Products (0.0%)
Hasbro, Inc.	1,564	124,072
Mattel, Inc.	4,519	136,835

		260,907

Media (4.0%)
CBS Corp. (Non-Voting), Class B	70,208	3,843,187
Charter Communications, Inc., Class A*	20,320	5,485,791
Comcast Corp., Class A	31,974	2,121,155
Discovery Communications, Inc., Class A(x)*	1,995	53,705
Discovery Communications, Inc., Class C*	2,933	77,167
DISH Network Corp., Class A*	57,516	3,150,726
Interpublic Group of Cos., Inc.	5,388	120,422
News Corp., Class A	5,139	71,843
News Corp., Class B	1,628	23,150
Omnicom Group, Inc.	3,156	268,260
Scripps Networks Interactive, Inc., Class A	1,191	75,617
TEGNA, Inc.	2,667	58,301
Time Warner, Inc.	38,174	3,039,032
Tribune Co., Class 1C Litigation Interests(b)*†	24,120	—
Twenty-First Century Fox, Inc., Class A	14,172	343,246
Twenty-First Century Fox, Inc., Class B	129,035	3,192,326
Viacom, Inc., Class B	4,597	175,146
Walt Disney Co.	19,683	1,827,763

		23,926,837

Multiline Retail (0.2%)
Dollar General Corp.	3,453	241,675
Dollar Tree, Inc.*	3,127	246,814
Kohl’s Corp.	2,439	106,706
Macy’s, Inc.	4,093	151,646
Nordstrom, Inc.(x)	1,479	76,731
Target Corp.	7,659	526,020

		1,349,592

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	977	145,690
AutoNation, Inc.*	891	43,401
AutoZone, Inc.*	387	297,348
Bed Bath & Beyond, Inc.	2,011	86,694
Best Buy Co., Inc.	3,586	136,913
CarMax, Inc.*	2,509	133,855
Foot Locker, Inc.	1,807	122,370
Gap, Inc.(x)	2,853	63,451
Home Depot, Inc.	16,450	2,116,786
L Brands, Inc.	3,200	226,464
Lowe’s Cos., Inc.	11,650	841,247
O’Reilly Automotive, Inc.*	1,254	351,258
Ross Stores, Inc.	5,212	335,132
Signet Jewelers Ltd.	1,024	76,319
Staples, Inc.	8,908	76,163
Tiffany & Co.(x)	1,425	103,498
TJX Cos., Inc.	8,774	656,120
Tractor Supply Co.	1,755	118,199
Ulta Salon Cosmetics & Fragrance, Inc.*	781	185,862
Urban Outfitters, Inc.*	1,074	37,074

		6,153,844

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	3,690	134,906
Hanesbrands, Inc.	5,011	126,528
Michael Kors Holdings Ltd.*	2,188	102,377
NIKE, Inc., Class B	17,968	946,014
PVH Corp.	1,033	114,147
Ralph Lauren Corp.	727	73,529
Under Armour, Inc., Class A(x)*	2,563	99,137
Under Armour, Inc., Class C*	2,587	87,596
VF Corp.	4,428	248,189

		1,932,423

Total Consumer Discretionary	.	51,828,628

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (9.6%)
Beverages (1.4%)
Brown-Forman Corp., Class B	2,430	$115,279
Coca-Cola Co.	51,848	2,194,207
Constellation Brands, Inc., Class A	2,388	397,578
Dr. Pepper Snapple Group, Inc.	2,467	225,262
Molson Coors Brewing Co., Class B	2,444	268,351
Monster Beverage Corp.*	1,801	264,405
PepsiCo, Inc.	44,252	4,813,291

		8,278,373

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	5,863	894,166
CVS Health Corp.	53,526	4,763,279
Kroger Co.	137,023	4,066,843
Rite Aid Corp.*	181,997	1,399,557
Sysco Corp.	6,800	333,268
Walgreens Boots Alliance, Inc.	56,116	4,524,072
Wal-Mart Stores, Inc.	20,165	1,454,300
Whole Foods Market, Inc.	4,261	120,799

		17,556,284

Food Products (0.7%)
Archer-Daniels-Midland Co.	7,799	328,884
Campbell Soup Co.(x)	2,589	141,618
ConAgra Foods, Inc.	5,553	261,602
General Mills, Inc.	8,001	511,104
Hershey Co.	1,866	178,390
Hormel Foods Corp.	3,581	135,827
J.M. Smucker Co.	1,535	208,054
Kellogg Co.	3,345	259,137
Kraft Heinz Co.	7,992	715,364
McCormick & Co., Inc. (Non-Voting)	1,549	154,776
Mead Johnson Nutrition Co.	2,447	193,337
Mondelez International, Inc., Class A	20,772	911,891
Tyson Foods, Inc., Class A	3,907	291,736

		4,291,720

Household Products (1.0%)
Church & Dwight Co., Inc.	3,396	162,736
Clorox Co.	1,717	214,934
Colgate-Palmolive Co.	11,852	878,707
Energizer Holdings, Inc.	14,285	713,679
Kimberly-Clark Corp.	4,780	602,949
Procter & Gamble Co.	35,559	3,191,421

		5,764,426

Personal Products (0.2%)
Edgewell Personal Care Co.*	12,224	972,053
Estee Lauder Cos., Inc., Class A	2,954	261,606

		1,233,659

Tobacco (3.4%)
Altria Group, Inc.	83,865	5,302,783
British American Tobacco plc	83,633	5,348,530
Imperial Brands plc	75,029	3,867,417
Philip Morris International, Inc.	33,581	3,264,745
Reynolds American, Inc.	72,306	3,409,228

		21,192,703

Total Consumer Staples		58,317,165

Energy (6.9%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	67,612	3,412,377
FMC Technologies, Inc.*	3,030	89,900
Halliburton Co.	11,404	511,812
Helmerich & Payne, Inc.(x)	1,363	91,730
National Oilwell Varco, Inc.	4,893	179,769
Schlumberger Ltd.	18,538	1,457,828
Transocean Ltd.(x)*	4,672	49,804

		5,793,220

Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	7,268	460,500
Apache Corp.	29,746	1,899,877
BP plc	312,180	1,818,182
Cabot Oil & Gas Corp.	6,129	158,128
Chesapeake Energy Corp.*	8,694	54,511
Chevron Corp.	25,143	2,587,718
Cimarex Energy Co.	1,228	165,006
Concho Resources, Inc.*	1,894	260,141
ConocoPhillips Co.	16,436	714,473
CONSOL Energy, Inc.(x)	91,352	1,753,958
Devon Energy Corp.	7,001	308,814
EOG Resources, Inc.	7,304	706,370
EQT Corp.	2,292	166,445
Exxon Mobil Corp.	55,261	4,823,180
Hess Corp.	3,653	195,874
Kinder Morgan, Inc.	214,254	4,955,695
Marathon Oil Corp.	230,695	3,647,288
Marathon Petroleum Corp.	7,032	285,429
Murphy Oil Corp.	2,178	66,211
Newfield Exploration Co.*	2,591	112,605
Noble Energy, Inc.	5,688	203,289
Occidental Petroleum Corp.	10,237	746,482
ONEOK, Inc.	2,839	145,896
Phillips 66	5,919	476,775
Pioneer Natural Resources Co.	2,260	419,569
Range Resources Corp.	2,517	97,534
Royal Dutch Shell plc, Class A	200,464	4,999,786
Southwestern Energy Co.*	6,574	90,984
Spectra Energy Corp.	9,337	399,157
Tesoro Corp.	1,578	125,546
Valero Energy Corp.	6,103	323,459
Warrior Met Coal LLC, Class A(b)*†	877	131,550
Warrior Met Coal LLC, Class B(b)*†	2,051	328,160
Williams Cos., Inc.	72,240	2,219,935

		35,848,527

Total Energy		41,641,747

Financials (15.3%)
Banks (6.4%)
Bank of America Corp.	135,857	2,126,162
Barclays plc	716,937	1,563,202
BB&T Corp.	10,895	410,959
CIT Group, Inc.	68,760	2,495,988
Citigroup, Inc.	105,953	5,004,160
Citizens Financial Group, Inc.	140,927	3,482,306
Columbia Banking System, Inc.	5,489	179,600
Comerica, Inc.	2,256	106,754
FCB Financial Holdings, Inc., Class A*	39,554	1,520,060
Fifth Third Bancorp	10,189	208,467
Guaranty Bancorp	18,334	327,262
Huntington Bancshares, Inc./Ohio	14,400	141,984
JPMorgan Chase & Co.	119,423	7,952,377
KeyCorp	14,370	174,883
M&T Bank Corp.	2,047	237,657
People’s United Financial, Inc.	4,157	65,764
PNC Financial Services Group, Inc.‡	75,667	6,816,839
Regions Financial Corp.	16,812	165,934
SunTrust Banks, Inc./Georgia	6,651	291,314
U.S. Bancorp	21,368	916,474
Wells Fargo & Co.	111,321	4,929,294
Zions Bancorp	2,884	89,462

		39,206,902

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	748	$108,236
Ameriprise Financial, Inc.	2,127	212,211
Bank of New York Mellon Corp.	14,114	562,866
BlackRock, Inc.‡	1,626	589,360
Charles Schwab Corp.	15,963	503,952
CME Group, Inc./Illinois	4,495	469,817
E*TRADE Financial Corp.*	3,700	107,744
Franklin Resources, Inc.	4,652	165,472
Goldman Sachs Group, Inc.	5,024	810,220
Intercontinental Exchange, Inc.	1,580	425,589
Invesco Ltd.	5,410	169,171
Legg Mason, Inc.	1,142	38,234
Lehman Brothers Holdings, Inc. Claim Assignment*	10,579,142	346,996
Moody’s Corp.	2,244	242,980
Morgan Stanley	19,615	628,857
Nasdaq, Inc.	1,492	100,770
Northern Trust Corp.	2,814	191,324
S&P Global, Inc.	3,512	444,479
State Street Corp.	4,880	339,794
T. Rowe Price Group, Inc.	3,294	219,051

		6,677,123

Consumer Finance (0.9%)
Ally Financial, Inc.	67,136	1,307,138
American Express Co.	10,339	662,110
Capital One Financial Corp.	38,456	2,762,294
Discover Financial Services	5,344	302,203
Navient Corp.	3,923	56,766
Synchrony Financial	10,556	295,568

		5,386,079

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	25,288	3,653,357
Leucadia National Corp.	4,375	83,300
Voya Financial, Inc.	70,840	2,041,609

		5,778,266

Insurance (5.9%)
Aflac, Inc.	5,392	387,523
Alleghany Corp.*	7,585	3,982,277
Allstate Corp.	45,948	3,178,683
American International Group, Inc.	115,779	6,870,325
Aon plc	3,516	395,515
Arthur J. Gallagher & Co.	2,431	123,665
Assurant, Inc.	798	73,616
Chubb Ltd.	36,595	4,598,161
Cincinnati Financial Corp.	2,060	155,365
Hartford Financial Services Group, Inc.	5,045	216,027
Lincoln National Corp.	3,016	141,692
Loews Corp.	3,772	155,218
Marsh & McLennan Cos., Inc.	6,918	465,236
MetLife, Inc.	86,465	3,841,640
Principal Financial Group, Inc.	3,657	188,372
Progressive Corp.	7,715	243,023
Prudential Financial, Inc.	5,773	471,365
Torchmark Corp.	1,456	93,024
Travelers Cos., Inc.	3,816	437,123
Unum Group	3,156	111,438
White Mountains Insurance Group Ltd.	5,975	4,959,249
Willis Towers Watson plc	1,728	229,427
XL Group Ltd.	120,680	4,058,468

		35,376,432

Total Financials		92,424,802

Health Care (12.6%)
Biotechnology (1.2%)
AbbVie, Inc.	21,696	1,368,367
Alexion Pharmaceuticals, Inc.*	2,974	364,434
Amgen, Inc.	9,970	1,663,095
Biogen, Inc.*	2,933	918,117
Celgene Corp.*	10,352	1,082,095
Gilead Sciences, Inc.	17,571	1,390,217
Regeneron Pharmaceuticals, Inc.*	1,005	404,030
Vertex Pharmaceuticals, Inc.*	3,352	292,328

		7,482,683

Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	19,679	832,225
Baxter International, Inc.	6,525	310,590
Becton Dickinson and Co.	2,860	514,028
Boston Scientific Corp.*	18,324	436,111
C.R. Bard, Inc.	974	218,449
Cooper Cos., Inc.	649	116,340
Danaher Corp.	8,095	634,567
Dentsply Sirona, Inc.	3,109	184,768
Edwards Lifesciences Corp.*	2,876	346,731
Hologic, Inc.*	3,696	143,516
Intuitive Surgical, Inc.*	513	371,838
Medtronic plc	131,738	11,382,162
St. Jude Medical, Inc.	3,773	300,934
Stryker Corp.	39,619	4,612,048
Varian Medical Systems, Inc.*	1,264	125,806
Zimmer Biomet Holdings, Inc.	2,705	351,704

		20,881,817

Health Care Providers & Services (1.3%)
Aetna, Inc.	4,654	537,304
AmerisourceBergen Corp.	2,436	196,780
Anthem, Inc.	3,490	437,332
Cardinal Health, Inc.	4,230	328,671
Centene Corp.*	2,263	151,530
Cigna Corp.	13,317	1,735,471
DaVita, Inc.*	2,279	150,574
Express Scripts Holding Co.*	8,399	592,381
HCA Holdings, Inc.*	3,900	294,957
Henry Schein, Inc.*	1,090	177,648
Humana, Inc.	1,978	349,888
Laboratory Corp. of America Holdings*	1,360	186,973
McKesson Corp.	3,029	505,086
Patterson Cos., Inc.(x)	1,121	51,499
Quest Diagnostics, Inc.	1,878	158,935
UnitedHealth Group, Inc.	12,694	1,777,161
Universal Health Services, Inc., Class B	1,232	151,807

		7,783,997

Health Care Technology (0.0%)
Cerner Corp.*	3,991	246,444

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	4,348	204,747
Illumina, Inc.*	1,954	354,964
Mettler-Toledo International, Inc.*	355	149,040
PerkinElmer, Inc.	1,547	86,802
Thermo Fisher Scientific, Inc.	5,274	838,882
Waters Corp.*	1,049	166,256

		1,800,691

Pharmaceuticals (6.3%)
Allergan plc*	5,281	1,216,267
Bristol-Myers Squibb Co.	22,288	1,201,769
Eli Lilly & Co.	91,605	7,352,217

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Endo International plc*	2,572	$51,826
Johnson & Johnson	36,431	4,303,594
Mallinckrodt plc*	1,393	97,204
Merck & Co., Inc.	201,787	12,593,527
Mylan N.V.*	6,127	233,561
Novartis AG (ADR)	59,635	4,708,780
Perrigo Co. plc	1,901	175,519
Pfizer, Inc.	80,785	2,736,188
Teva Pharmaceutical Industries Ltd. (ADR)	67,382	3,100,246
Zoetis, Inc.	6,591	342,798

		38,113,496

Total Health Care		76,309,128

Industrials (6.7%)
Aerospace & Defense (1.2%)
B/E Aerospace, Inc.	28,656	1,480,370
Boeing Co.	7,730	1,018,350
General Dynamics Corp.	3,814	591,780
KLX, Inc.*	16,096	566,579
L-3 Communications Holdings, Inc.	1,013	152,689
Lockheed Martin Corp.	3,364	806,418
Northrop Grumman Corp.	2,359	504,708
Raytheon Co.	3,942	536,624
Rockwell Collins, Inc.	1,683	141,944
Textron, Inc.	3,680	146,280
TransDigm Group, Inc.*	667	192,843
United Technologies Corp.	10,402	1,056,844

		7,195,429

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	1,883	132,676
Expeditors International of Washington, Inc.	2,321	119,578
FedEx Corp.	3,254	568,409
United Parcel Service, Inc., Class B	9,233	1,009,721

		1,830,384

Airlines (0.2%)
Alaska Air Group, Inc.	1,707	112,423
American Airlines Group, Inc.	7,032	257,442
Delta Air Lines, Inc.	9,971	392,458
Southwest Airlines Co.	8,256	321,076
United Continental Holdings, Inc.*	3,908	205,053

		1,288,452

Building Products (0.1%)
Allegion plc	1,213	83,588
Fortune Brands Home & Security, Inc.	2,123	123,346
Masco Corp.	4,314	148,013

		354,947

Commercial Services & Supplies (0.1%)
Cintas Corp.	1,151	129,603
Pitney Bowes, Inc.	2,233	40,551
Republic Services, Inc.	3,076	155,184
Stericycle, Inc.*	1,115	89,356
Waste Management, Inc.	5,366	342,136

		756,830

Construction & Engineering (0.0%)
Fluor Corp.	1,821	93,454
Jacobs Engineering Group, Inc.*	1,619	83,735
Quanta Services, Inc.*	2,175	60,878

		238,067

Electrical Equipment (0.6%)
Acuity Brands, Inc.	582	153,997
AMETEK, Inc.	3,098	148,022
Eaton Corp. plc	6,079	399,451
Emerson Electric Co.	8,539	465,461
Rockwell Automation, Inc.	1,729	211,526
Sensata Technologies Holding N.V.*	62,723	2,432,398

		3,810,855

Industrial Conglomerates (1.1%)
3M Co.	8,050	1,418,652
General Electric Co.	119,381	3,536,064
Honeywell International, Inc.	10,115	1,179,308
Roper Technologies, Inc.	1,344	245,240

		6,379,264

Machinery (1.7%)
Caterpillar, Inc.	52,413	4,652,703
CNH Industrial N.V.	194,168	1,389,838
Cummins, Inc.	2,040	261,426
Deere & Co.	3,852	328,768
Dover Corp.	2,060	151,698
Federal Signal Corp.	71,920	953,659
Flowserve Corp.	1,634	78,824
Fortive Corp.	3,966	201,869
Illinois Tool Works, Inc.	4,229	506,803
Ingersoll-Rand plc	3,409	231,607
PACCAR, Inc.	4,652	273,445
Parker-Hannifin Corp.	1,788	224,448
Pentair plc	2,220	142,613
Snap-on, Inc.	762	115,794
Stanley Black & Decker, Inc.	1,993	245,099
Xylem, Inc.	2,467	129,394

		9,887,988

Marine (0.5%)
A. P. Moeller - Maersk A/S, Class B	1,905	2,802,064

Professional Services (0.5%)
Dun & Bradstreet Corp.	491	67,080
Equifax, Inc.	1,580	212,636
Nielsen Holdings plc	4,476	239,779
RELX plc	133,443	2,532,294
Robert Half International, Inc.	1,603	60,690
Verisk Analytics, Inc.*	2,087	169,631

		3,282,110

Road & Rail (0.3%)
CSX Corp.	12,429	379,085
J.B. Hunt Transport Services, Inc.	1,170	94,934
Kansas City Southern	1,434	133,821
Norfolk Southern Corp.	3,925	380,961
Ryder System, Inc.	688	45,374
Union Pacific Corp.	11,082	1,080,826

		2,115,001

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,744	156,424
United Rentals, Inc.*	1,175	92,226
W.W. Grainger, Inc.(x)	747	167,956

		416,606

Total Industrials		40,357,997

Information Technology (15.2%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	230,290	7,304,799
F5 Networks, Inc.*	889	110,805
Harris Corp.	1,640	150,240
Juniper Networks, Inc.	5,099	122,682
Motorola Solutions, Inc.	2,253	171,859
Nokia Oyj	274,476	1,590,891
Nokia Oyj (ADR)(x)	213,205	1,234,457

		10,685,733

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	4,165	270,392

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	13,809	$326,583
FLIR Systems, Inc.	1,872	58,818
TE Connectivity Ltd.	4,747	305,612

		961,405

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	2,331	123,520
Alphabet, Inc., Class A*	3,927	3,157,544
Alphabet, Inc., Class C*	3,936	3,059,413
eBay, Inc.*	14,028	461,521
Facebook, Inc., Class A*	30,932	3,967,647
LinkedIn Corp., Class A*	16,851	3,220,563
VeriSign, Inc.(x)*	1,194	93,419
Yahoo!, Inc.*	11,770	507,287

		14,590,914

IT Services (1.7%)
Accenture plc, Class A	8,279	1,011,445
Alliance Data Systems Corp.*	765	164,115
Automatic Data Processing, Inc.	6,131	540,754
Cognizant Technology Solutions Corp., Class A*	8,041	383,636
CSRA, Inc.	2,029	54,580
Fidelity National Information Services, Inc.	4,363	336,082
Fiserv, Inc.*	2,951	293,536
Global Payments, Inc.	2,070	158,893
International Business Machines Corp.	11,585	1,840,277
MasterCard, Inc., Class A	12,780	1,300,621
Paychex, Inc.	4,254	246,179
PayPal Holdings, Inc.*	14,942	612,174
Teradata Corp.*	1,790	55,490
Total System Services, Inc.	2,192	103,353
Visa, Inc., Class A	25,130	2,078,252
Western Union Co.	6,714	139,785
Xerox Corp.	92,698	939,031

		10,258,203

Semiconductors & Semiconductor Equipment (1.4%)
Analog Devices, Inc.	4,080	262,956
Applied Materials, Inc.	14,455	435,818
Broadcom Ltd.	5,270	909,180
First Solar, Inc.(x)*	893	35,265
Intel Corp.	62,977	2,377,382
KLA-Tencor Corp.	2,100	146,391
Lam Research Corp.	2,119	200,690
Linear Technology Corp.	3,174	188,186
Microchip Technology, Inc.	2,833	176,043
Micron Technology, Inc.*	13,764	244,724
NVIDIA Corp.	7,125	488,205
Qorvo, Inc.*	1,683	93,810
QUALCOMM, Inc.	19,627	1,344,450
Skyworks Solutions, Inc.	2,480	188,827
Texas Instruments, Inc.	13,437	943,009
Xilinx, Inc.	3,450	187,473

		8,222,409

Software (5.0%)
Activision Blizzard, Inc.	9,081	402,288
Adobe Systems, Inc.*	6,639	720,597
Autodesk, Inc.*	2,601	188,130
CA, Inc.	113,549	3,756,201
Citrix Systems, Inc.*	2,059	175,468
Dell Technologies, Inc. – Vmware, Inc., Class V*	14,073	672,689
Electronic Arts, Inc.*	4,003	341,856
Intuit, Inc.	3,264	359,073
Microsoft Corp.	276,333	15,916,781
Oracle Corp.	40,077	1,574,225
Red Hat, Inc.*	2,406	194,477
salesforce.com, Inc.*	8,575	611,655
Symantec Corp.	247,428	6,210,443

		31,123,883

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	71,790	8,115,859
Hewlett Packard Enterprise Co.	119,056	2,708,524
HP, Inc.	22,703	352,578
NetApp, Inc.	3,585	128,415
Samsung Electronics Co., Ltd.	3,028	4,413,149
Seagate Technology plc	3,962	152,735
Western Digital Corp.	3,877	226,688

		16,097,948

Total Information Technology		91,940,495

Materials (3.2%)
Chemicals (0.9%)
Air Products & Chemicals, Inc.	2,884	433,581
Albemarle Corp.	1,559	133,279
CF Industries Holdings, Inc.	2,915	70,980
Dow Chemical Co.	15,044	779,731
E.I. du Pont de Nemours & Co.	11,703	783,750
Eastman Chemical Co.	1,973	133,533
Ecolab, Inc.	3,504	426,507
FMC Corp.	1,813	87,640
International Flavors & Fragrances, Inc.	1,058	151,262
LyondellBasell Industries N.V., Class A	4,531	365,470
Monsanto Co.	10,876	1,111,527
Mosaic Co.	4,643	113,568
PPG Industries, Inc.	3,532	365,068
Praxair, Inc.	3,786	457,462
Sherwin-Williams Co.	1,071	296,303

		5,709,661

Construction Materials (0.4%)
LafargeHolcim Ltd. (Registered)*	38,470	2,076,591
Martin Marietta Materials, Inc.	844	151,169
Vulcan Materials Co.	1,809	205,738

		2,433,498

Containers & Packaging (1.2%)
Avery Dennison Corp.	1,249	97,160
Ball Corp.	2,297	188,239
International Paper Co.	84,571	4,057,716
Owens-Illinois, Inc.*	1,913	35,180
Sealed Air Corp.	2,582	118,307
WestRock Co.	55,220	2,677,066

		7,173,668

Metals & Mining (0.7%)
Alcoa, Inc.	17,454	176,984
Freeport-McMoRan, Inc.	135,229	1,468,587
Newmont Mining Corp.	7,019	275,777
Nucor Corp.	4,220	208,679
thyssenkrupp AG	82,162	1,958,993

		4,089,020

Total Materials		19,405,847

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Alexander’s, Inc. (REIT)	6,453	2,707,678
American Tower Corp. (REIT)	5,703	646,321
Apartment Investment & Management Co. (REIT), Class A	2,093	96,090
AvalonBay Communities, Inc. (REIT)	1,821	323,847
Boston Properties, Inc. (REIT)	2,039	277,895

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Castle International Corp. (REIT)	4,472	$421,307
Digital Realty Trust, Inc. (REIT)	1,949	189,287
Equinix, Inc. (REIT)	947	341,157
Equity Residential (REIT)	4,851	312,065
Essex Property Trust, Inc. (REIT)	868	193,304
Extra Space Storage, Inc. (REIT)	1,662	131,979
Federal Realty Investment Trust (REIT)	952	146,541
General Growth Properties, Inc. (REIT)	7,733	213,431
HCP, Inc. (REIT)	6,199	235,252
Host Hotels & Resorts, Inc. (REIT)	9,919	154,439
Iron Mountain, Inc. (REIT)	3,377	126,739
Kimco Realty Corp. (REIT)	5,563	161,049
Macerich Co. (REIT)	1,583	128,017
Prologis, Inc. (REIT)	7,117	381,044
Public Storage (REIT)	1,991	444,272
Realty Income Corp. (REIT)	3,429	229,503
Simon Property Group, Inc. (REIT)	4,187	866,751
SL Green Realty Corp. (REIT)	1,320	142,692
UDR, Inc. (REIT)	3,600	129,564
Ventas, Inc. (REIT)	4,679	330,478
Vornado Realty Trust (REIT)	2,280	230,759
Welltower, Inc. (REIT)	4,738	354,260
Weyerhaeuser Co. (REIT)	9,915	316,685

		10,232,406

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	3,926	109,849
Forestar Group, Inc.(x)*	21,907	256,531

		366,380

Total Real Estate		10,598,786

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	81,935	3,327,381
CenturyLink, Inc.	7,222	198,099
Frontier Communications Corp.(x)	16,035	66,706
Koninklijke KPN N.V.	581,020	1,928,695
Level 3 Communications, Inc.*	3,965	183,897
Verizon Communications, Inc.	54,289	2,821,942

		8,526,720

Wireless Telecommunication Services (0.5%)
Vodafone Group plc	1,153,060	3,306,259

Total Telecommunication Services		11,832,979

Utilities (1.4%)
Electric Utilities (0.8%)
Alliant Energy Corp.	3,145	120,485
American Electric Power Co., Inc.	6,521	418,713
Duke Energy Corp.	9,237	739,329
Edison International	4,325	312,481
Entergy Corp.	2,440	187,221
Eversource Energy	4,210	228,098
Exelon Corp.	12,234	407,270
FirstEnergy Corp.	5,783	191,302
NextEra Energy, Inc.	6,221	760,953
PG&E Corp.	6,705	410,145
Pinnacle West Capital Corp.	1,481	112,541
PPL Corp.	8,985	310,611
Southern Co.	13,036	668,747
Xcel Energy, Inc.	6,742	277,366

		5,145,262

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	8,688	111,641
NRG Energy, Inc.	18,051	202,352

		313,993

Multi-Utilities (0.5%)
Ameren Corp.	3,221	158,409
CenterPoint Energy, Inc.	5,933	137,824
CMS Energy Corp.	3,705	155,647
Consolidated Edison, Inc.	4,037	303,986
Dominion Resources, Inc.	8,336	619,115
DTE Energy Co.	2,382	223,122
NiSource, Inc.	4,268	102,901
Public Service Enterprise Group, Inc.	6,715	281,157
SCANA Corp.	1,889	136,707
Sempra Energy	3,327	356,621
WEC Energy Group, Inc.	4,190	250,897

		2,726,386

Water Utilities (0.0%)
American Water Works Co., Inc.	2,421	181,188

Total Utilities		8,366,829

Total Common Stocks (83.3%) (Cost $328,607,033)		503,024,403

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.8%)
Consumer Discretionary (1.3%)
Hotels, Restaurants & Leisure (0.4%)
Caesars Entertainment Operating Company, Inc.
1.500%, 3/1/17	$2,101,131	2,326,356
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14(b)(h)†	2,014,000	—

		2,326,356

Media (0.5%)
iHeartCommunications, Inc., Term Loan
Term Loan
7.274%, 1/30/19	2,267,587	1,735,651
8.024%, 7/30/19	728,853	557,345
9.000%, 12/15/19	2,028,000	1,602,120

		3,895,116

Multiline Retail (0.1%)
Belk, Inc.
5.750%, 12/10/22	438,665	398,715

Specialty Retail (0.3%)
Toys R Us, Inc.
8.250%, 10/15/19	184,000	180,780
9.750%, 3/15/20	1,744,472	1,511,585

		1,692,365

Total Consumer Discretionary		8,312,552

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Samson Investment Co.
9.750%, 2/15/20(h)	1,209,000	48,360

Total Energy		48,360

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (0.5%)
Pharmaceuticals (0.5%)
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	$3,068,000	$2,876,250
6.750%, 8/15/21§	224,000	210,000
7.250%, 7/15/22§	109,000	100,280

Total Health Care		3,186,530

Information Technology (0.6%)
Communications Equipment (0.5%)
Avaya, Inc.
6.500%, 3/30/18	506,832	382,975
7.000%, 4/1/19§	966,000	712,425
6.250%, 5/29/20	488,952	358,616
10.500%, 3/1/21§	3,180,000	715,500
Term Loan
5.243%, 10/26/17	945,515	733,956

		2,903,472

Technology Hardware, Storage & Peripherals (0.1%)
Western Digital Corp.
10.500%, 4/1/24§	586,000	676,830

Total Information Technology		3,580,302

Materials (0.0%)
Metals & Mining (0.0%)
Walter Energy, Inc.
11.000%, 4/1/20(h)§	392,430	39

Total Materials		39

Utilities (0.4%)
Electric Utilities (0.4%)
Energy Future Holdings Corp., Term Loan
0.000%, 10/10/17	5,264,099	1,527,410
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.500%, 10/1/20(h)§	2,404,000	727,210

Total Utilities		2,254,620

Total Corporate Bonds		17,382,403

Government Security (0.2%)
Municipal Bond (0.2%)
Commonwealth of Puerto Rico, General Obligations,
Series A
8.000%, 7/1/35(h)	1,590,000	1,039,463

Total Long-Term Debt Securities (3.0%) (Cost $28,599,570)		18,421,866

SHORT-TERM INVESTMENTS:
Government Securities (3.5%)
Federal Home Loan Bank
0.00%, 10/3/16(o)(p)	8,300,000	8,300,000
U.S. Treasury Bills
0.05%, 10/6/16(p)	3,000,000	2,999,973
0.14%, 10/13/16(p)	3,000,000	2,999,846
0.16%, 11/17/16(p)	2,000,000	1,999,563
0.14%, 11/25/16(p)	1,000,000	999,787
0.20%, 12/1/16(p)	1,000,000	999,648
0.18%, 12/8/16(p)	1,000,000	999,661
0.27%, 1/5/17(p)	2,000,000	1,998,564

Total Government Securities		21,297,042

	Number of Shares	Value (Note 1)
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	7,557,975	7,557,975

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $500,029, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $510,000.(xx)	$500,000	$500,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $400,017, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $408,000.(xx)	400,000	400,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $216,954, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $221,286.(xx)	216,945	216,945
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $500,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $510,028.(xx)	500,000	500,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $500,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $510,000.(xx)	500,000	500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $200,006, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $204,000.(xx)	200,000	200,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $500,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		3,316,945

Total Short-Term Investments (5.3%) (Cost $32,169,274)		32,171,962

Total Investments (91.6%) (Cost $389,375,877)		553,618,231
Other Assets Less Liabilities (8.4%)		50,791,370

Net Assets (100%)		$604,409,601

*	Non-income producing.

†	Securities (totaling $538,669 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $6,018,534 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2016.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $3,225,987. This was secured by collateral of $3,316,945 which was received as cash and subsequently invested in short-term investments currently valued at $3,316,945, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$634,048	$—	$84,728	$589,360	$11,970	$(3,924)
PNC Financial Services Group, Inc.	712,919	—	91,324	589,639	10,980	(11,351)

	$1,346,967	$—	$176,052	$1,178,999	$22,950	$(15,275)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	516	December-16	$56,195,471	$55,738,320	$(457,151)

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/24/16 ,	State Street Bank & Trust	14	$17,567	$18,031	$(464)
British Pound vs. U.S. Dollar expiring 11/23/16	Bank of America	73	94,621	96,034	(1,413)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	20	25,948	26,333	(385)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	41	52,555	57,099	(4,544)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	40	51,349	52,562	(1,213)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	30	38,958	40,378	(1,420)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	201	261,356	287,112	(25,756)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	181	234,612	255,821	(21,209)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	99	129,067	130,731	(1,664)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	15	19,958	20,366	(408)
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	144	186,824	192,300	(5,476)
British Pound vs. U.S. Dollar, expiring 11/23/16	Credit Suisse	39	50,015	51,147	(1,132)
British Pound vs. U.S. Dollar, expiring 11/23/16	Credit Suisse	32	41,951	43,082	(1,131)
British Pound vs. U.S. Dollar, expiring 11/23/16	Credit Suisse	26	33,636	34,140	(504)
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	91	118,168	120,734	(2,566)
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	98	127,736	130,073	(2,337)
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	41	52,555	57,205	(4,650)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	39	50,142	51,247	(1,105)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	77	99,510	101,544	(2,034)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	380	493,009	504,463	(11,454)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	77	100,487	102,274	(1,787)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	32	$41,951	$43,179	$(1,228)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	2	1,980	2,032	(52)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	45	58,623	63,638	(5,015)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	41	53,522	54,269	(747)
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	55	71,356	72,689	(1,333)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	16	18,335	18,213	122
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Credit Suisse	14	15,889	15,835	54
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Credit Suisse	18	20,239	20,119	120
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Credit Suisse	1	1,329	1,329	— #
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	65	73,097	72,661	436
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	14	15,889	15,820	69
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	27	30,357	30,249	108
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	32	35,807	35,788	19
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	7	7,313	7,260	53
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	22	25,268	25,245	23
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	137	153,902	154,139	(237)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	27	30,357	30,225	132
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	136	152,663	152,656	7
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	14	15,888	15,848	40
European Union Euro vs. U.S. Dollar, expiring 11/4/16	UBS AG	64	71,612	71,562	50
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	45,420	41,229	40,901	328
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	64,372	58,431	57,650	781
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	155,357	141,018	139,508	1,510
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	38,607	35,044	34,860	184

					$(97,228)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/24/16	Credit Suisse	22	$29,019	$28,869	$150
British Pound vs. U.S. Dollar, expiring 10/24/16	Credit Suisse	45	58,163	58,038	125
British Pound vs. U.S. Dollar, expiring 10/24/16	Credit Suisse	15	19,799	19,711	88
British Pound vs. U.S. Dollar, expiring 10/24/16	HSBC Bank plc	45	58,353	58,038	315
British Pound vs. U.S. Dollar, expiring 10/24/16	HSBC Bank plc	15	19,350	19,246	104

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/24/16	HSBC Bank plc	15	$19,781	$19,711	$70
British Pound vs. U.S. Dollar, expiring 10/24/16	HSBC Bank plc	35	46,105	45,630	475
British Pound vs. U.S. Dollar, expiring 10/24/16	State Street Bank & Trust	45	58,263	58,039	224
British Pound vs. U.S. Dollar, expiring 10/24/16	State Street Bank & Trust	23	29,669	29,568	101
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	42	55,807	54,332	1,475
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	15	19,654	19,112	542
British Pound vs. U.S. Dollar, expiring 11/23/16	Bank of America	60	81,294	78,268	3,026
British Pound vs. U.S. Dollar, expiring 11/23/16	Credit Suisse	11	14,913	14,856	57
British Pound vs. U.S. Dollar, expiring 11/23/16	Credit Suisse	30	40,793	39,135	1,658
British Pound vs. U.S. Dollar, expiring 11/23/16	Credit Suisse	56	73,362	73,026	336
British Pound vs. U.S. Dollar, expiring 11/23/16	Credit Suisse	26	35,007	34,131	876
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	49	72,473	63,974	8,499
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	36	53,308	47,226	6,082
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	84	111,625	108,664	2,961
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	90	121,875	117,404	4,471
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	35	51,580	45,798	5,782
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	69	90,363	89,610	753
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	47	68,810	61,432	7,378
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	11	14,926	14,856	70
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	12,773	18,675,694	16,571,805	2,103,889
British Pound vs. U.S. Dollar, expiring 11/23/16	HSBC Bank plc	175	235,099	227,615	7,484
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	11	14,905	14,856	49
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	88	117,624	113,807	3,817
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	18	26,652	23,614	3,038
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	84	111,577	108,664	2,913
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	15	19,641	19,113	528
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	49	72,593	63,974	8,619
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	47	68,675	61,432	7,243
British Pound vs. U.S. Dollar, expiring 11/23/16	State Street Bank & Trust	90	122,038	117,402	4,636
European Union Euro vs. U.S. Dollar, expiring 10/18/16	Bank of America	17	19,074	19,097	(23)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	Bank of America	32	35,864	36,181	(317)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	Credit Suisse	32	35,824	36,181	(357)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	Credit Suisse	68	$76,268	$76,174	$94
European Union Euro vs. U.S. Dollar, expiring 10/18/16	Credit Suisse	17	19,035	19,097	(62)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	Credit Suisse	7,890	8,722,653	8,869,348	(146,695)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	HSBC Bank plc	58	64,725	65,342	(617)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	HSBC Bank plc	35	39,038	38,988	50
European Union Euro vs. U.S. Dollar, expiring 10/18/16	HSBC Bank plc	61	68,842	68,339	503
European Union Euro vs. U.S. Dollar, expiring 10/18/16	HSBC Bank plc	51	57,056	57,292	(236)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	State Street Bank & Trust	69	78,065	77,977	88
European Union Euro vs. U.S. Dollar, expiring 10/18/16	State Street Bank & Trust	56	62,244	62,949	(705)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	State Street Bank & Trust	51	57,128	57,290	(162)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	State Street Bank & Trust	64	71,650	72,361	(711)
European Union Euro vs. U.S. Dollar, expiring 10/18/16	UBS AG	35	39,082	38,988	94
European Union Euro vs. U.S. Dollar, expiring 10/18/16	UBS AG	10	11,415	11,411	4
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	65	74,249	73,126	1,123
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	6	7,140	7,160	(20)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	23	25,223	25,327	(104)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	27	31,176	30,910	266
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	55	62,214	62,213	1
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	50	56,144	56,621	(477)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	64	71,727	72,283	(556)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	47	52,672	53,307	(635)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	9	10,329	10,427	(98)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	2	2,117	2,057	60
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Bank of America	29	31,920	32,251	(331)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Credit Suisse	43	47,908	48,376	(468)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Credit Suisse	44	48,527	49,169	(642)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Credit Suisse	22	24,581	24,754	(173)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	Credit Suisse	37	41,303	41,711	(408)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	44	48,543	49,170	(627)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	6	7,143	7,160	(17)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	111	124,498	124,427	71
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	9	10,326	10,428	(102)

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	50	$56,143	$56,621	$(478)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	64	71,439	71,793	(354)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	48	53,748	54,210	(462)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	2	2,114	2,053	61
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	41	46,618	46,364	254
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	22	24,620	24,753	(133)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	16	17,447	17,671	(224)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	4	4,469	4,480	(11)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	29	31,882	32,251	(369)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	HSBC Bank plc	243	276,623	273,214	3,409
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	26	29,214	29,580	(366)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	29	31,952	32,251	(299)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	22	24,557	24,753	(196)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	32	35,966	36,137	(171)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	106	119,011	119,667	(656)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	25	28,064	28,310	(246)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	41	46,721	46,365	356
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	19	20,644	20,856	(212)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	13	14,273	14,319	(46)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	44	48,539	49,169	(630)
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	18	20,051	20,040	11
European Union Euro vs. U.S. Dollar, expiring 11/4/16	State Street Bank & Trust	4	4,464	4,479	(15)
Korean Won vs. U.S. Dollar, expiring 10/14/16	Bank of America	536,822	477,982	487,388	(9,406)
Korean Won vs. U.S. Dollar, expiring 10/14/16	Credit Suisse	43,703	39,050	39,678	(628)
Korean Won vs. U.S. Dollar, expiring 10/14/16	Credit Suisse	668,762	595,144	607,179	(12,035)
Korean Won vs. U.S. Dollar, expiring 10/14/16	HSBC Bank plc	1,312,171	1,168,608	1,191,339	(22,731)
Korean Won vs. U.S. Dollar, expiring 10/14/16	HSBC Bank plc	43,703	39,065	39,678	(613)
Korean Won vs. U.S. Dollar, expiring 10/14/16	UBS AG	29,709	27,008	26,973	35
Korean Won vs. U.S. Dollar, expiring 11/14/16	Bank of America	216,458	187,564	196,481	(8,917)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Bank of America	51,847	44,761	47,062	(2,301)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	42,406	36,729	38,493	(1,764)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	193,241	167,693	175,407	(7,714)

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	32,309	$28,458	$29,327	$(869)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	52,869	46,507	47,990	(1,483)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	44,057	38,559	39,991	(1,432)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	82,377	74,146	74,774	(628)
Korean Won vs. U.S. Dollar, expiring 11/14/16	Credit Suisse	152,460	136,246	138,389	(2,143)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	58,880	50,996	53,446	(2,450)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	63,845	55,044	57,953	(2,909)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	80,984	70,482	73,510	(3,028)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	51,847	44,761	47,062	(2,301)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	152,168	132,597	138,125	(5,528)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	1,043,862	917,036	947,524	(30,488)
Korean Won vs. U.S. Dollar, expiring 11/14/16	HSBC Bank plc	82,377	74,173	74,774	(601)

					$1,914,934

					$1,817,706

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$51,749,669	$—	$78,959		$51,828,628
Consumer Staples	49,101,217	9,215,948	—		58,317,165
Energy	34,364,070	6,817,967	459,710		41,641,747
Financials	90,514,604	1,910,198	—		92,424,802
Health Care	76,309,128	—	—		76,309,128
Industrials	33,633,802	6,724,195	—		40,357,997
Information Technology	85,936,455	6,004,040	—		91,940,495
Materials	15,370,261	4,035,586	—		19,405,847
Real Estate	10,598,786	—	—		10,598,786
Telecommunication Services	6,598,025	5,234,954	—		11,832,979
Utilities	8,366,829	—	—		8,366,829
Corporate Bonds
Consumer Discretionary	—	8,312,552	—	(a)	8,312,552
Energy	—	48,360	—		48,360
Health Care	—	3,186,530	—		3,186,530
Information Technology	—	3,580,302	—		3,580,302
Materials	—	39	—		39
Utilities	—	2,254,620	—		2,254,620
Forward Currency Contracts	—	2,198,350	—		2,198,350
Government Securities
Municipal Bonds	—	1,039,463	—		1,039,463
Short-Term Investments
Government Securities	—	21,297,042	—		21,297,042
Investment Companies	7,557,975	—	—		7,557,975
Repurchase Agreements	—	3,316,945	—		3,316,945

Total Assets	$470,100,821	$85,177,091	$538,669		$555,816,581

Liabilities:
Forward Currency Contracts	$—	$(380,644)	$—		$(380,644)
Futures	(457,151)	—	—		(457,151)

Total Liabilities	$(457,151)	$(380,644)	$—		$(837,795)

Total	$469,643,670	$84,796,447	$538,669		$554,978,786

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,557,611
Aggregate gross unrealized depreciation	(39,960,119)

Net unrealized appreciation	$141,597,492

Federal income tax cost of investments	$412,020,739

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (2.4%)
Cooper Tire & Rubber Co.	4,443	$168,923
Cooper-Standard Holding, Inc.*	86	8,497
Dana, Inc.	11,706	182,496
Federal-Mogul Holdings Corp.*	2,075	19,941
Gentherm, Inc.*	86,000	2,702,120
Metaldyne Performance Group, Inc.	466	7,386
Modine Manufacturing Co.*	3,789	44,937
Motorcar Parts of America, Inc.*	101	2,907
Spartan Motors, Inc.	2,614	25,042
Standard Motor Products, Inc.	691	33,002
Strattec Security Corp.	270	9,531
Superior Industries International, Inc.	1,999	58,291
Tower International, Inc.	1,657	39,934

		3,303,007

Distributors (0.0%)
Weyco Group, Inc.	428	11,500

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,246	24,683
Apollo Education Group, Inc.*	6,894	54,807
Ascent Capital Group, Inc., Class A*	835	19,347
Bridgepoint Education, Inc.*	1,479	10,161
Cambium Learning Group, Inc.*	964	5,235
Capella Education Co.	60	3,483
Career Education Corp.*	5,352	36,340
Carriage Services, Inc.	94	2,223
Chegg, Inc.(x)*	3,726	26,417
DeVry Education Group, Inc.	5,029	115,969
Houghton Mifflin Harcourt Co.*	3,313	44,427
K12, Inc.*	2,731	39,190
Liberty Tax, Inc.	118	1,508
Regis Corp.*	2,999	37,638
Sotheby’s, Inc.(x)	1,612	61,288
Strayer Education, Inc.*	479	22,360
Weight Watchers International, Inc.(x)*	198	2,043

		507,119

Hotels, Restaurants & Leisure (0.8%)
Belmond Ltd., Class A*	6,712	85,310
Biglari Holdings, Inc.*	74	32,265
Bravo Brio Restaurant Group, Inc.*	15,368	73,459
Caesars Acquisition Co., Class A*	3,801	47,208
Caesars Entertainment Corp.(x)*	4,548	33,883
Carrols Restaurant Group, Inc.*	274	3,620
Century Casinos, Inc.*	858	5,929
Cracker Barrel Old Country Store, Inc.	81	10,710
Del Frisco’s Restaurant Group, Inc.*	1,758	23,680
Del Taco Restaurants, Inc.*	1,902	22,672
Denny’s Corp.*	1,632	17,446
DineEquity, Inc.	612	48,464
El Pollo Loco Holdings, Inc.(x)*	1,644	20,698
Eldorado Resorts, Inc.*	212	2,981
Empire Resorts, Inc.(x)*	232	4,696
Fiesta Restaurant Group, Inc.*	390	9,360
Fogo De Chao, Inc.*	402	4,249
Golden Entertainment, Inc.	650	8,105
International Speedway Corp., Class A	2,108	70,449
Interval Leisure Group, Inc.	8,198	140,760
Intrawest Resorts Holdings, Inc.(x)*	1,294	20,989
J Alexander’s Holdings, Inc.*	1,073	10,869
Jack in the Box, Inc.	577	55,357
Kona Grill, Inc.(x)*	297	3,733
La Quinta Holdings, Inc.*	5,431	60,719
Luby’s, Inc.*	1,561	6,697
Marcus Corp.	1,472	36,859
Marriott Vacations Worldwide Corp.	1,682	123,324
Monarch Casino & Resort, Inc.*	825	20,765
Noodles & Co.(x)*	301	1,433
Penn National Gaming, Inc.*	843	11,439
Pinnacle Entertainment, Inc.*	3,799	46,880
Red Lion Hotels Corp.*	1,093	9,116
Red Robin Gourmet Burgers, Inc.*	892	40,086
Ruby Tuesday, Inc.*	4,844	12,110
Speedway Motorsports, Inc.	944	16,860

		1,143,180

Household Durables (0.7%)
Bassett Furniture Industries, Inc.	356	8,277
Beazer Homes USA, Inc.*	2,577	30,048
Century Communities, Inc.*	1,133	24,371
CSS Industries, Inc.	690	17,650
Flexsteel Industries, Inc.	504	26,067
GoPro, Inc., Class A(x)*	8,131	135,625
Green Brick Partners, Inc.*	1,907	15,752
Hooker Furniture Corp.	818	20,033
Hovnanian Enterprises, Inc., Class A(x)*	9,887	16,709
KB Home	5,265	84,872
La-Z-Boy, Inc.	2,270	55,751
LGI Homes, Inc.(x)*	81	2,984
Libbey, Inc.	1,634	29,167
Lifetime Brands, Inc.	890	11,979
M.D.C. Holdings, Inc.	1,962	50,619
M/I Homes, Inc.*	1,540	36,298
Meritage Homes Corp.*	2,857	99,138
NACCO Industries, Inc., Class A	310	21,068
New Home Co., Inc.(x)*	836	8,920
TopBuild Corp.*	2,668	88,578
TRI Pointe Group, Inc.*	11,253	148,314
UCP, Inc., Class A*	641	5,647
WCI Communities, Inc.*	1,758	41,700
William Lyon Homes, Class A(x)*	1,944	36,061
ZAGG, Inc.*	1,946	15,763

		1,031,391

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	1,515	13,892
FTD Cos., Inc.*	1,401	28,819
Gaia, Inc.*	553	3,982
Lands’ End, Inc.(x)*	1,203	17,443

		64,136

Leisure Products (0.1%)
Arctic Cat, Inc.(x)	616	9,542
Callaway Golf Co.	4,738	55,008
Escalade, Inc.	806	10,284
JAKKS Pacific, Inc.(x)*	1,145	9,893
Johnson Outdoors, Inc., Class A	383	13,930
Performance Sports Group Ltd.(x)*	3,486	14,153

		112,810

Media (1.0%)
AMC Entertainment Holdings, Inc., Class A	1,620	50,366
Carmike Cinemas, Inc.*	652	21,314
Daily Journal Corp.(x)*	28	6,132
Entercom Communications Corp., Class A	2,095	27,109
Eros International plc(x)*	2,380	36,462
EW Scripps Co., Class A*	4,772	75,875
Gannett Co., Inc.	9,454	110,045
Global Eagle Entertainment, Inc.(x)*	3,493	29,027

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Gray Television, Inc.*	1,956	$20,264
Hemisphere Media Group, Inc.*	66	841
Liberty Braves Group, Class A*	691	12,058
Liberty Braves Group, Class C*	2,359	40,999
Liberty Media Group, Class A*	1,541	44,150
Liberty Media Group, Class C*	3,073	86,474
MDC Partners, Inc., Class A(x)	2,898	31,067
Media General, Inc.*	8,756	161,373
Meredith Corp.	3,013	156,646
MSG Networks, Inc., Class A*	3,181	59,198
National CineMedia, Inc.	5,016	73,836
New Media Investment Group, Inc.	2,609	40,439
New York Times Co., Class A	10,010	119,619
Reading International, Inc., Class A*	978	13,056
Saga Communications, Inc., Class A	283	12,831
Salem Media Group, Inc.	895	5,263
Scholastic Corp.	2,167	85,293
Time, Inc.	8,254	119,518
Townsquare Media, Inc., Class A(x)*	703	6,566
tronc, Inc.*	875	14,770

		1,460,591

Multiline Retail (0.0%)
Fred’s, Inc., Class A	2,672	24,208
Sears Holdings Corp.(x)*	711	8,148
Tuesday Morning Corp.*	3,605	21,558

		53,914

Specialty Retail (6.8%)
Aaron’s, Inc.	5,288	134,421
Abercrombie & Fitch Co., Class A	5,466	86,855
American Eagle Outfitters, Inc.(x)	1,332	23,789
America’s Car-Mart, Inc.*	635	23,108
Ascena Retail Group, Inc.(x)*	8,790	49,136
At Home Group, Inc.*	410	6,211
Barnes & Noble Education, Inc.*	3,226	30,873
Barnes & Noble, Inc.	5,076	57,359
Big 5 Sporting Goods Corp.	1,418	19,313
Boot Barn Holdings, Inc.(x)*	1,064	12,108
Buckle, Inc.(x)	1,519	36,502
Build-A-Bear Workshop, Inc.*	999	10,350
Caleres, Inc.	3,435	86,871
Cato Corp., Class A	1,647	54,170
Chico’s FAS, Inc.	1,044	12,424
Citi Trends, Inc.	1,133	22,581
Conn’s, Inc.(x)*	235,715	2,432,579
Container Store Group, Inc.(x)*	981	4,925
Destination XL Group, Inc.*	858	3,715
DSW, Inc., Class A	5,402	110,633
Express, Inc.*	5,979	70,492
Finish Line, Inc., Class A(x)	2,322	53,592
Genesco, Inc.*	1,451	79,021
Group 1 Automotive, Inc.	1,287	82,214
Guess?, Inc.	4,900	71,589
Haverty Furniture Cos., Inc.	1,374	27,535
Hibbett Sports, Inc.(x)*	73,379	2,927,822
Kirkland’s, Inc.*	668	8,136
Lumber Liquidators Holdings, Inc.(x)*	2,125	41,799
MarineMax, Inc.*	874	18,310
Office Depot, Inc.	44,424	158,594
Party City Holdco, Inc.(x)*	1,213	20,767
Pier 1 Imports, Inc.(x)	5,547	23,519
Rent-A-Center, Inc.	4,163	52,620
Restoration Hardware Holdings, Inc.(x)*	3,116	107,751
Sears Hometown and Outlet Stores, Inc.*	948	4,674
Shoe Carnival, Inc.	1,133	30,206
Sonic Automotive, Inc., Class A	122,268	2,298,638
Sportsman’s Warehouse Holdings, Inc.(x)*	143	1,504
Stage Stores, Inc.(x)	2,125	11,921
Tailored Brands, Inc.	2,751	43,191
Tilly’s, Inc., Class A*	955	8,967
Vitamin Shoppe, Inc.(x)*	1,827	49,055
West Marine, Inc.*	1,478	12,223
Zumiez, Inc.(x)*	1,450	26,100

		9,448,163

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	2,425	144,409
Delta Apparel, Inc.*	575	9,465
Fossil Group, Inc.(x)*	3,373	93,668
G-III Apparel Group Ltd.*	696	20,288
Iconix Brand Group, Inc.(x)*	3,470	28,176
Movado Group, Inc.	1,236	26,549
Perry Ellis International, Inc.*	996	19,203
Sequential Brands Group, Inc.(x)*	3,134	25,072
Unifi, Inc.*	1,251	36,817
Vera Bradley, Inc.*	501	7,590
Vince Holding Corp.(x)*	1,596	9,002
Wolverine World Wide, Inc.	6,549	150,824

		571,063

Total Consumer Discretionary		17,706,874

Consumer Staples (4.1%)
Beverages (0.0%)
Craft Brew Alliance, Inc.*	609	11,468

Food & Staples Retailing (1.4%)
Andersons, Inc.	2,153	77,896
Chefs’ Warehouse, Inc.(x)*	125,139	1,394,048
Ingles Markets, Inc., Class A	1,128	44,601
Natural Grocers by Vitamin Cottage, Inc.(x)*	752	8,392
Smart & Final Stores, Inc.(x)*	597	7,624
SpartanNash Co.	2,961	85,632
SUPERVALU, Inc.*	21,406	106,816
United Natural Foods, Inc.*	3,979	159,319
Village Super Market, Inc., Class A	584	18,694
Weis Markets, Inc.	757	40,121

		1,943,143

Food Products (2.3%)
AdvancePierre Foods Holdings, Inc.	635	17,501
Alico, Inc.	246	6,608
Cal-Maine Foods, Inc.(x)	554	21,351
Darling Ingredients, Inc.*	179,610	2,426,531
Dean Foods Co.(x)	3,693	60,565
Fresh Del Monte Produce, Inc.	2,435	145,856
John B. Sanfilippo & Son, Inc.	492	25,254
Landec Corp.*	1,621	21,738
Limoneira Co.	85	1,606
Omega Protein Corp.*	1,659	38,771
Sanderson Farms, Inc.(x)	1,603	154,417
Seaboard Corp.*	21	72,240
Seneca Foods Corp., Class A*	520	14,685
Snyder’s-Lance, Inc.	6,443	216,356

		3,223,479

Household Products (0.1%)
Central Garden & Pet Co.(x)*	722	18,772
Central Garden & Pet Co., Class A*	2,330	57,784
Oil-Dri Corp. of America	381	14,341

		90,897

Personal Products (0.2%)
Avon Products, Inc.	27,825	157,490
Inter Parfums, Inc.	768	24,783

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nature’s Sunshine Products, Inc.	647	$10,352
Nutraceutical International Corp.*	655	20,462
Revlon, Inc., Class A*	666	24,495
Synutra International, Inc.*	1,303	5,551

		243,133

Tobacco (0.1%)
Alliance One International, Inc.*	700	13,384
Turning Point Brands, Inc.*	231	2,777
Universal Corp.	1,779	103,573
Vector Group Ltd.(x)	4,166	89,703

		209,437

Total Consumer Staples		5,721,557

Energy (9.1%)
Energy Equipment & Services (7.3%)
Archrock, Inc.	5,573	72,895
Atwood Oceanics, Inc.(x)	4,928	42,824
Bristow Group, Inc.(x)	2,711	38,008
CARBO Ceramics, Inc.(x)	1,569	17,165
Dawson Geophysical Co.*	1,636	12,483
Era Group, Inc.*	1,581	12,727
Exterran Corp.*	2,558	40,109
Fairmount Santrol Holdings, Inc.(x)*	5,860	49,693
Forum Energy Technologies, Inc.*	4,801	95,348
Geospace Technologies Corp.*	1,047	20,396
Helix Energy Solutions Group, Inc.*	8,069	65,601
Hornbeck Offshore Services, Inc.(x)*	187,666	1,032,163
Independence Contract Drilling, Inc.*	2,439	12,805
Matrix Service Co.*	130,133	2,441,295
McDermott International, Inc.*	19,427	97,329
Natural Gas Services Group, Inc.*	98,455	2,421,008
Newpark Resources, Inc.*	6,641	48,878
Noble Corp. plc	225,000	1,426,500
North American Energy Partners, Inc.	370,000	925,000
Oil States International, Inc.*	4,100	129,437
Parker Drilling Co.*	399,668	867,280
PHI, Inc. (Non-Voting)*	873	15,862
Pioneer Energy Services Corp.*	5,101	20,608
RigNet, Inc.*	943	14,258
SEACOR Holdings, Inc.*	1,283	76,326
Seadrill Ltd.(x)*	30,439	72,140
Tesco Corp.	3,649	29,776
TETRA Technologies, Inc.*	2,527	15,440
Tidewater, Inc.(x)	3,744	10,558
Unit Corp.*	4,063	75,572
Willbros Group, Inc.*	3,471	6,526

		10,206,010

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.(x)*	5,780	9,768
Adams Resources & Energy, Inc.	136	5,347
Alon USA Energy, Inc.	2,587	20,851
Ardmore Shipping Corp.	2,303	16,213
Bill Barrett Corp.(x)*	3,958	22,006
California Resources Corp.(x)*	2,553	31,912
Clayton Williams Energy, Inc.(x)*	480	41,011
Clean Energy Fuels Corp.*	7,029	31,420
Cobalt International Energy, Inc.*	32,864	40,751
Contango Oil & Gas Co.*	1,460	14,921
CVR Energy, Inc.(x)	1,174	16,166
Delek U.S. Holdings, Inc.	4,961	85,776
Denbury Resources, Inc.*	28,240	91,215
DHT Holdings, Inc.	7,409	31,044
Dorian LPG Ltd.*	1,998	11,988
Earthstone Energy, Inc.(x)*	110	946
Eclipse Resources Corp.*	4,604	15,147
EP Energy Corp., Class A(x)*	3,063	13,416
Erin Energy Corp.(x)*	925	2,174
EXCO Resources, Inc.(x)*	11,123	11,902
Frontline Ltd.(x)	5,221	37,435
GasLog Ltd.(x)	3,272	47,608
Gener8 Maritime, Inc.*	3,281	16,799
Golar LNG Ltd.(x)	7,133	151,220
Green Plains, Inc.	2,908	76,190
Jones Energy, Inc., Class A*	4,549	16,194
Navios Maritime Acquisition Corp.	6,395	8,633
Nordic American Tankers Ltd.(x)	6,945	70,214
Northern Oil and Gas, Inc.(x)*	3,711	9,945
Oasis Petroleum, Inc.*	14,301	164,032
Overseas Shipholding Group, Inc., Class A	2,926	30,928
Pacific Ethanol, Inc.*	2,335	16,135
Panhandle Oil and Gas, Inc., Class A	575	10,080
Par Pacific Holdings, Inc.*	1,538	20,117
PDC Energy, Inc.*	4,461	299,155
Renewable Energy Group, Inc.*	3,259	27,604
REX American Resources Corp.*	455	38,566
Ring Energy, Inc.*	2,866	31,383
RSP Permian, Inc.*	6,303	244,430
Sanchez Energy Corp.(x)*	3,028	26,767
Scorpio Tankers, Inc.	13,145	60,861
SemGroup Corp., Class A	4,247	150,174
Ship Finance International Ltd.(x)	4,771	70,277
Synergy Resources Corp.*	13,204	91,504
Teekay Corp.	3,575	27,563
Teekay Tankers Ltd., Class A	9,435	23,870
W&T Offshore, Inc.(x)*	2,830	4,981
Western Refining, Inc.	6,452	170,720
Westmoreland Coal Co.*	1,496	13,255

		2,470,614

Total Energy		12,676,624

Financials (19.8%)
Banks (10.8%)
1st Source Corp.	1,251	44,654
Access National Corp.	655	15,655
ACNB Corp.	469	12,466
Allegiance Bancshares, Inc.(x)*	798	21,546
American National Bankshares, Inc.	641	17,916
Ameris Bancorp	716	25,024
Ames National Corp.	676	18,698
Arrow Financial Corp.	894	29,351
Atlantic Capital Bancshares, Inc.*	1,135	17,002
Banc of California, Inc.	1,123	19,608
BancFirst Corp.	624	45,246
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,443	68,844
Bancorp, Inc.*	2,331	14,965
BancorpSouth, Inc.	6,961	161,495
Bank of Marin Bancorp/California	475	23,622
Bankwell Financial Group, Inc.	387	9,168
Banner Corp.	2,410	105,413
Bar Harbor Bankshares	474	17,405
Berkshire Hills Bancorp, Inc.	2,477	68,638
Blue Hills Bancorp, Inc.(x)	1,802	27,066
BNC Bancorp	2,938	71,452
Boston Private Financial Holdings, Inc.	6,568	84,267
Bridge Bancorp, Inc.	1,335	38,168
Brookline Bancorp, Inc.	5,590	68,142
Bryn Mawr Bank Corp.	1,333	42,643
BSB Bancorp, Inc./Massachusetts*	629	14,737
C&F Financial Corp.	258	11,115

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
California First National Bancorp	152	$2,122
Camden National Corp.	814	38,860
Capital Bank Financial Corp., Class A	752	24,147
Capital City Bank Group, Inc.	915	13,515
Cardinal Financial Corp.	2,350	61,312
Carolina Financial Corp.(x)	821	18,341
Cascade Bancorp*	2,617	15,859
Cathay General Bancorp	5,958	183,387
CenterState Banks, Inc.	3,723	66,009
Central Pacific Financial Corp.	2,431	61,237
Central Valley Community Bancorp(x)	698	11,070
Century Bancorp, Inc./Massachusetts, Class A	248	11,239
Chemical Financial Corp.	3,567	157,412
Chemung Financial Corp.(x)	246	7,132
Citizens & Northern Corp.	907	19,927
City Holding Co.	1,166	58,638
CNB Financial Corp./Pennsylvania	1,112	23,530
CoBiz Financial, Inc.	2,674	35,591
Codorus Valley Bancorp, Inc.(x)	613	13,412
Columbia Banking System, Inc.	4,655	152,312
Community Bank System, Inc.	3,448	165,883
Community Trust Bancorp, Inc.	1,214	45,052
CommunityOne Bancorp(x)*	1,034	14,311
ConnectOne Bancorp, Inc.	2,295	41,448
County Bancorp, Inc.	116	2,321
CU Bancorp*	1,139	25,981
Customers Bancorp, Inc.*	1,177	29,613
CVB Financial Corp.	8,102	142,676
Eagle Bancorp, Inc.*	524	25,849
East West Bancorp, Inc.	74,000	2,716,540
Enterprise Bancorp, Inc./Massachusetts	670	18,760
Enterprise Financial Services Corp.	1,536	48,000
Equity Bancshares, Inc., Class A*	420	10,895
F.N.B. Corp./Pennsylvania	16,888	207,722
Farmers Capital Bank Corp.	588	17,428
Farmers National Banc Corp.	1,975	21,291
FCB Financial Holdings, Inc., Class A*	2,407	92,501
Fidelity Southern Corp.	1,669	30,693
Financial Institutions, Inc.	1,094	29,658
First Bancorp, Inc./Maine	794	19,032
First Bancorp/North Carolina	1,580	31,268
First BanCorp/Puerto Rico*	8,831	45,921
First Busey Corp.	2,473	55,890
First Business Financial Services, Inc.	655	15,393
First Citizens BancShares, Inc./North Carolina, Class A	601	176,628
First Commonwealth Financial Corp.	7,137	72,012
First Community Bancshares, Inc./Virginia	1,232	30,554
First Community Financial Partners, Inc.(x)*	1,105	10,520
First Connecticut Bancorp, Inc./Connecticut	859	15,282
First Financial Bancorp	4,909	107,213
First Financial Bankshares, Inc.(x)	1,920	69,965
First Financial Corp./Indiana	796	32,381
First Financial Northwest, Inc.	720	10,202
First Foundation, Inc.*	738	18,206
First Internet Bancorp(x)	425	9,813
First Interstate BancSystem, Inc., Class A	1,583	49,880
First Merchants Corp.	3,264	87,312
First Mid-Illinois Bancshares, Inc.(x)	632	17,228
First Midwest Bancorp, Inc./Illinois	6,464	125,143
First NBC Bank Holding Co.*	1,320	12,461
First Northwest Bancorp(x)*	913	12,316
First of Long Island Corp.	1,137	37,692
Flushing Financial Corp.	2,237	53,062
Franklin Financial Network, Inc.*	550	20,570
Fulton Financial Corp.	13,616	197,704
German American Bancorp, Inc.	1,132	44,069
Glacier Bancorp, Inc.	6,108	174,200
Great Southern Bancorp, Inc.	860	35,002
Great Western Bancorp, Inc.	4,734	157,737
Green Bancorp, Inc.*	1,673	18,286
Guaranty Bancorp	1,214	21,670
Hancock Holding Co.	6,212	201,455
Hanmi Financial Corp.	2,518	66,324
HarborOne Bancorp, Inc.*	1,077	16,974
Heartland Financial USA, Inc.	1,764	63,628
Heritage Commerce Corp.	1,877	20,534
Heritage Financial Corp./Washington	2,365	42,452
Heritage Oaks Bancorp	1,949	15,982
Hilltop Holdings, Inc.*	6,033	135,501
HomeTrust Bancshares, Inc.*	1,338	24,753
Hope Bancorp, Inc.	10,292	178,772
Horizon Bancorp/Indiana	1,043	30,643
IBERIABANK Corp.	3,242	217,603
Independent Bank Corp./Massachusetts(x)	2,072	112,075
Independent Bank Corp./Michigan	1,619	27,248
Independent Bank Group, Inc.	892	39,400
International Bancshares Corp.	4,300	128,054
Investors Bancorp, Inc.	23,917	287,243
Lakeland Bancorp, Inc.	3,119	43,791
Lakeland Financial Corp.	1,925	68,184
LCNB Corp.(x)	673	12,262
LegacyTexas Financial Group, Inc.	3,562	112,666
Macatawa Bank Corp.(x)	2,113	16,883
MainSource Financial Group, Inc.	1,846	46,058
MB Financial, Inc.	6,047	230,028
MBT Financial Corp.	1,405	12,715
Mercantile Bank Corp.	1,267	34,019
Merchants Bancshares, Inc./Vermont	441	14,284
Middleburg Financial Corp.	369	10,435
Midland States Bancorp, Inc.	304	7,703
MidWestOne Financial Group, Inc.	656	19,923
MutualFirst Financial, Inc.(x)	419	11,619
National Bankshares, Inc./Virginia(x)	531	19,530
National Commerce Corp.(x)*	673	18,211
NBT Bancorp, Inc.	3,391	111,462
Nicolet Bankshares, Inc.*	606	23,240
Northrim BanCorp, Inc.	543	13,982
OFG Bancorp	3,497	35,355
Old Line Bancshares, Inc.	671	13,239
Old National Bancorp/Indiana	10,671	150,034
Old Second Bancorp, Inc.	2,279	18,939
Opus Bank	496	17,544
Orrstown Financial Services, Inc.	581	11,475
Pacific Continental Corp.	1,538	25,869
Pacific Mercantile Bancorp*	1,219	8,984
Pacific Premier Bancorp, Inc.*	1,450	38,367
Park National Corp.	1,062	101,952
Park Sterling Corp.	2,799	22,728
Peapack-Gladstone Financial Corp.	1,264	28,326
Penns Woods Bancorp, Inc.(x)	364	16,183
Peoples Bancorp, Inc./Ohio	1,286	31,623
Peoples Financial Services Corp.(x)	547	22,296
People’s Utah Bancorp	1,060	21,571

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle Financial Partners, Inc.	2,999	$162,186
Preferred Bank/California	965	34,499
Premier Financial Bancorp, Inc.(x)	673	11,535
PrivateBancorp, Inc.	6,303	289,434
Prosperity Bancshares, Inc.	5,306	291,246
QCR Holdings, Inc.	953	30,248
Renasant Corp.	3,272	110,037
Republic Bancorp, Inc./Kentucky, Class A	772	23,994
Republic First Bancorp, Inc.(x)*	2,701	11,101
S&T Bancorp, Inc.	2,742	79,491
Sandy Spring Bancorp, Inc.	1,884	57,613
Seacoast Banking Corp. of Florida*	2,390	38,455
Shore Bancshares, Inc.	1,011	11,910
Sierra Bancorp	930	17,447
Simmons First National Corp., Class A	2,349	117,215
South State Corp.	1,895	142,201
Southern First Bancshares, Inc.*	455	12,549
Southern National Bancorp of Virginia, Inc.	880	11,484
Southside Bancshares, Inc.	1,963	63,169
Southwest Bancorp, Inc./Oklahoma	1,451	27,555
State Bank Financial Corp.	2,803	63,964
Sterling Bancorp/Delaware	10,178	178,115
Stock Yards Bancorp, Inc.	1,693	55,801
Stonegate Bank	915	30,881
Suffolk Bancorp	917	31,884
Summit Financial Group, Inc.(x)	665	12,741
Sun Bancorp, Inc./New Jersey	874	20,154
Texas Capital Bancshares, Inc.*	3,432	188,485
Tompkins Financial Corp.	1,159	88,559
Towne Bank/Virginia	4,472	107,462
TriCo Bancshares	1,621	43,394
TriState Capital Holdings, Inc.*	1,772	28,618
Triumph Bancorp, Inc.*	1,245	24,701
Trustmark Corp.	5,407	149,017
UMB Financial Corp.	3,558	211,523
Umpqua Holdings Corp.	17,500	263,375
Union Bankshares Corp.	3,473	92,972
United Bankshares, Inc./West Virginia(x)	5,263	198,257
United Community Banks, Inc./Georgia	5,621	118,153
Univest Corp. of Pennsylvania	1,976	46,159
Valley National Bancorp	19,912	193,744
Veritex Holdings, Inc.*	460	7,999
Washington Trust Bancorp, Inc.	1,189	47,822
WashingtonFirst Bankshares, Inc.(x)	640	15,750
Webster Financial Corp.	7,372	280,210
WesBanco, Inc.(x)	3,223	105,972
West Bancorp, Inc.	1,259	24,676
Westamerica Bancorp(x)	1,975	100,488
Wintrust Financial Corp.	4,086	227,059
Xenith Bankshares, Inc.*	2,998	6,925
Yadkin Financial Corp.	4,003	105,239

		15,154,181

Capital Markets (1.4%)
Actua Corp.*	2,886	37,374
Arlington Asset Investment Corp., Class A(x)	1,806	26,711
Associated Capital Group, Inc., Class A	365	12,943
B. Riley Financial, Inc.(x)	726	9,699
Calamos Asset Management, Inc., Class A	1,341	9,146
Cowen Group, Inc., Class A(x)*	7,830	28,423
FBR & Co.	501	6,633
GAIN Capital Holdings, Inc.	2,491	15,394
GAMCO Investors, Inc., Class A	288	8,199
Greenhill & Co., Inc.	579	13,647
INTL FCStone, Inc.*	1,214	47,164
Investment Technology Group, Inc.	2,274	38,976
Janus Capital Group, Inc.	11,592	162,404
KCG Holdings, Inc., Class A*	4,212	65,412
Ladenburg Thalmann Financial Services, Inc.*	7,223	16,685
Manning & Napier, Inc.	1,207	8,558
Medley Management, Inc., Class A	259	2,178
Morningstar, Inc.	11,000	871,970
OM Asset Management plc	1,029	14,313
Oppenheimer Holdings, Inc., Class A	813	11,618
Piper Jaffray Cos.*	1,117	53,951
PJT Partners, Inc., Class A(x)	1,425	38,860
Pzena Investment Management, Inc., Class A	286	2,202
Safeguard Scientifics, Inc.*	1,619	20,982
Stifel Financial Corp.*	5,152	198,095
Virtu Financial, Inc., Class A	136	2,036
Virtus Investment Partners, Inc.	443	43,352
Waddell & Reed Financial, Inc., Class A	5,758	104,565
Walter Investment Management Corp.(x)*	1,691	6,866

		1,878,356

Consumer Finance (2.8%)
Encore Capital Group, Inc.(x)*	1,930	43,386
Enova International, Inc.*	2,161	20,918
EZCORP, Inc., Class A*	4,067	44,981
FirstCash, Inc.	1,609	75,752
Green Dot Corp., Class A*	2,837	65,421
LendingClub Corp.(x)*	14,700	90,846
Nelnet, Inc., Class A	1,627	65,682
PRA Group, Inc.(x)*	3,706	128,005
Regional Management Corp.*	151,787	3,286,189
World Acceptance Corp.*	492	24,128

		3,845,308

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	232	4,786
FNFV Group*	5,327	66,481
Marlin Business Services Corp.	633	12,268
NewStar Financial, Inc.*	1,992	19,342
On Deck Capital, Inc.(x)*	3,895	22,201
PICO Holdings, Inc.*	1,624	19,147
Tiptree Financial, Inc., Class A	1,808	10,740

		154,965

Insurance (1.8%)
Ambac Financial Group, Inc.*	3,460	63,629
American Equity Investment Life Holding Co.	6,670	118,259
AMERISAFE, Inc.	394	23,159
Argo Group International Holdings Ltd.	2,336	131,797
Atlas Financial Holdings, Inc.*	476	7,507
Baldwin & Lyons, Inc., Class B	761	19,504
Blue Capital Reinsurance Holdings Ltd.	486	8,904
Citizens, Inc./Texas(x)*	3,822	35,774
CNO Financial Group, Inc.	14,225	217,216
Donegal Group, Inc., Class A	698	11,245
EMC Insurance Group, Inc.	692	18,636
Employers Holdings, Inc.	2,536	75,649
Enstar Group Ltd.*	909	149,503
FBL Financial Group, Inc., Class A	830	53,095

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Federated National Holding Co.(x)	1,045	$19,531
Fidelity & Guaranty Life	942	21,845
Genworth Financial, Inc., Class A*	28,543	141,573
Global Indemnity plc*	705	20,939
Greenlight Capital Reinsurance Ltd., Class A*	2,192	44,804
Hallmark Financial Services, Inc.*	1,207	12,420
HCI Group, Inc.	734	22,284
Heritage Insurance Holdings, Inc.	2,193	31,601
Horace Mann Educators Corp.	3,224	118,160
Independence Holding Co.	610	10,480
Infinity Property & Casualty Corp.	879	72,632
Investors Title Co.	121	12,040
James River Group Holdings Ltd.	1,154	41,775
Kemper Corp.	3,111	122,325
Kinsale Capital Group, Inc.	454	9,988
Maiden Holdings Ltd.	4,183	53,082
MBIA, Inc.*	10,245	79,809
National General Holdings Corp.	1,660	36,918
National Interstate Corp.	464	15,094
National Western Life Group, Inc., Class A	174	35,734
Navigators Group, Inc.	912	88,391
OneBeacon Insurance Group Ltd., Class A	1,646	23,505
RLI Corp.	553	37,803
Safety Insurance Group, Inc.	1,161	78,042
Selective Insurance Group, Inc.	4,499	179,330
State Auto Financial Corp.	1,172	27,905
State National Cos., Inc.	2,304	25,620
Stewart Information Services Corp.	1,819	80,855
Third Point Reinsurance Ltd.*	4,994	59,928
United Fire Group, Inc.	1,746	73,891
United Insurance Holdings Corp.	370	6,283
Universal Insurance Holdings, Inc.(x)	737	18,572

		2,557,036

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AG Mortgage Investment Trust, Inc. (REIT)	2,240	35,280
Altisource Residential Corp. (REIT)	4,219	45,987
American Capital Mortgage Investment Corp. (REIT)	3,653	62,795
Anworth Mortgage Asset Corp. (REIT)	7,581	37,299
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,783	94,668
Ares Commercial Real Estate Corp. (REIT)	2,175	27,405
ARMOUR Residential REIT, Inc. (REIT)	2,940	66,276
Capstead Mortgage Corp. (REIT)	7,710	72,705
Colony Capital, Inc. (REIT), Class A	9,059	165,146
CYS Investments, Inc. (REIT)	12,174	106,157
Dynex Capital, Inc. (REIT)	3,552	26,356
Great Ajax Corp. (REIT)	1,196	16,325
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,249	75,929
Invesco Mortgage Capital, Inc. (REIT)	9,040	137,679
Ladder Capital Corp. (REIT)	3,074	40,700
New Residential Investment Corp. (REIT)	19,232	265,594
New York Mortgage Trust, Inc. (REIT)	8,890	53,518
Orchid Island Capital, Inc. (REIT)(x)	1,299	13,536
Owens Realty Mortgage, Inc. (REIT)	789	13,665
PennyMac Mortgage Investment Trust (REIT)‡	5,459	85,051
Redwood Trust, Inc. (REIT)	6,145	87,013
Resource Capital Corp. (REIT)(x)	2,450	31,384
United Development Funding IV (REIT)(b)(x)†	2,620	6,288
Western Asset Mortgage Capital Corp. (REIT)	3,325	34,647

		1,601,403

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.	7,437	108,580
Bank Mutual Corp.	3,281	25,198
BankFinancial Corp.	1,196	15,189
Bear State Financial, Inc.(x)	1,479	13,592
Beneficial Bancorp, Inc.	5,659	83,244
BofI Holding, Inc.(x)*	314	7,034
Capitol Federal Financial, Inc.	10,243	144,119
Charter Financial Corp./Maryland	1,097	14,129
Clifton Bancorp, Inc.	1,753	26,803
Dime Community Bancshares, Inc.	2,533	42,453
ESSA Bancorp, Inc.	655	9,059
EverBank Financial Corp.	8,286	160,417
Federal Agricultural Mortgage Corp., Class C	692	27,334
First Defiance Financial Corp.	705	31,471
Flagstar Bancorp, Inc.*	1,687	46,814
Greene County Bancorp, Inc.(x)	181	3,017
Hingham Institution for Savings	58	8,033
Home Bancorp, Inc.(x)	394	11,032
HomeStreet, Inc.*	1,908	47,815
Impac Mortgage Holdings, Inc.*	622	8,204
Kearny Financial Corp.	7,424	101,041
Lake Sunapee Bank Group	630	11,384
Meridian Bancorp, Inc.	3,273	50,961
Meta Financial Group, Inc.	661	40,063
MGIC Investment Corp.*	27,469	219,752
Nationstar Mortgage Holdings, Inc.(x)*	1,189	17,609
NMI Holdings, Inc., Class A*	4,039	30,777
Northfield Bancorp, Inc.	3,046	49,041
Northwest Bancshares, Inc.	7,706	121,061
OceanFirst Financial Corp.	1,650	31,779
Ocwen Financial Corp.(x)*	8,185	30,039
Oritani Financial Corp.	3,086	48,512
PennyMac Financial Services, Inc., Class A*‡	468	7,961
PHH Corp.*	4,267	61,658
Provident Bancorp, Inc.*	320	4,992
Provident Financial Holdings, Inc.	522	10,210
Provident Financial Services, Inc.	4,916	104,367
Radian Group, Inc.	17,319	234,672
SI Financial Group, Inc.	884	11,669
Southern Missouri Bancorp, Inc.	459	11,429
Territorial Bancorp, Inc.	606	17,368
TrustCo Bank Corp.	7,325	51,934
United Community Financial Corp./Ohio	3,732	26,535
United Financial Bancorp, Inc.	4,051	56,066
Walker & Dunlop, Inc.*	2,224	56,178
Washington Federal, Inc.	7,307	194,951
Waterstone Financial, Inc.	2,024	34,388
Westfield Financial, Inc.	1,154	8,828
WSFS Financial Corp.	2,297	83,818

		2,562,580

Total Financials		27,753,829

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (4.1%)
Biotechnology (0.9%)
Acorda Therapeutics, Inc.*	2,968	$61,972
Adamas Pharmaceuticals, Inc.(x)*	693	11,372
Adverum Biotechnologies, Inc.(x)*	1,932	7,940
Agenus, Inc.(x)*	1,006	7,223
Akebia Therapeutics, Inc.(x)*	2,000	18,100
AMAG Pharmaceuticals, Inc.(x)*	1,952	47,844
Ardelyx, Inc.*	1,799	23,279
ARIAD Pharmaceuticals, Inc.*	908	12,431
Array BioPharma, Inc.(x)*	10,490	70,807
Arrowhead Pharmaceuticals, Inc.(x)*	345	2,536
Atara Biotherapeutics, Inc.(x)*	1,753	37,497
Bellicum Pharmaceuticals, Inc.(x)*	577	11,482
BioCryst Pharmaceuticals, Inc.(x)*	996	4,392
Bluebird Bio, Inc.(x)*	1,858	125,935
Cara Therapeutics, Inc.(x)*	1,496	12,492
Celldex Therapeutics, Inc.(x)*	7,706	31,132
Cellular Biomedicine Group, Inc.(x)*	298	4,321
Chimerix, Inc.*	3,541	19,617
Cidara Therapeutics, Inc.*	805	9,217
Concert Pharmaceuticals, Inc.*	793	8,017
Corvus Pharmaceuticals, Inc.*	223	3,668
Dimension Therapeutics, Inc.(x)*	604	4,826
Edge Therapeutics, Inc.*	807	8,401
Enanta Pharmaceuticals, Inc.*	1,260	33,529
Epizyme, Inc.(x)*	951	9,358
Esperion Therapeutics, Inc.*	1,196	16,565
Exelixis, Inc.*	6,947	88,852
Five Prime Therapeutics, Inc.*	1,656	86,923
Idera Pharmaceuticals, Inc.(x)*	465	1,190
Ignyta, Inc.*	837	5,265
Immunomedics, Inc.(x)*	561	1,823
Inotek Pharmaceuticals Corp.(x)*	50	474
Karyopharm Therapeutics, Inc.*	1,524	14,829
Merrimack Pharmaceuticals, Inc.(x)*	3,723	23,641
Momenta Pharmaceuticals, Inc.*	3,970	46,409
NantKwest, Inc.(x)*	1,200	9,336
NewLink Genetics Corp.*	434	6,519
Osiris Therapeutics, Inc.(x)*	133	660
Otonomy, Inc.*	1,927	35,052
OvaScience, Inc.*	2,255	16,146
PDL BioPharma, Inc.	13,329	44,652
Portola Pharmaceuticals, Inc.*	342	7,767
PTC Therapeutics, Inc.*	2,689	37,673
REGENXBIO, Inc.(x)*	1,604	22,472
Retrophin, Inc.(x)*	2,902	64,947
Rigel Pharmaceuticals, Inc.*	1,410	5,175
Spectrum Pharmaceuticals, Inc.*	3,771	17,611
Stemline Therapeutics, Inc.*	1,045	11,317
Syndax Pharmaceuticals, Inc.*	187	2,835
Versartis, Inc.(x)*	2,000	24,500
Voyager Therapeutics, Inc.(x)*	520	6,245
Zafgen, Inc.*	1,896	6,276

		1,192,542

Health Care Equipment & Supplies (2.4%)
Abaxis, Inc.	45,000	2,322,900
Analogic Corp.	901	79,829
AngioDynamics, Inc.*	2,167	38,009
Anika Therapeutics, Inc.*	205	9,809
AtriCure, Inc.*	527	8,337
Cerus Corp.(x)*	1,051	6,527
CONMED Corp.	2,208	88,452
CryoLife, Inc.	828	14,548
Exactech, Inc.*	826	22,327
Haemonetics Corp.*	4,107	148,714
Halyard Health, Inc.*	3,754	130,114
ICU Medical, Inc.*	370	46,761
Integer Holdings Corp.*	2,466	53,488
Invacare Corp.	2,560	28,595
K2M Group Holdings, Inc.(x)*	1,416	25,176
Meridian Bioscience, Inc.	460	8,873
Merit Medical Systems, Inc.*	2,117	51,422
Quidel Corp.*	139	3,071
Rockwell Medical, Inc.(x)*	350	2,345
RTI Surgical, Inc.*	4,724	14,786
TransEnterix, Inc.(x)*	5,107	8,631
Wright Medical Group N.V.*	8,267	202,789

		3,315,503

Health Care Providers & Services (0.7%)
Aceto Corp.	245	4,653
Addus HomeCare Corp.*	521	13,629
Almost Family, Inc.*	485	17,834
American Renal Associates Holdings, Inc.*	89	1,626
BioScrip, Inc.(x)*	7,960	23,004
Community Health Systems, Inc.(x)*	8,944	103,214
Genesis Healthcare, Inc.*	1,560	4,165
Healthways, Inc.*	2,548	67,420
Kindred Healthcare, Inc.	6,788	69,373
LHC Group, Inc.*	1,115	41,121
Magellan Health, Inc.*	580	31,163
Molina Healthcare, Inc.*	1,169	68,176
National HealthCare Corp.	887	58,533
National Research Corp., Class A	117	1,906
Nobilis Health Corp.*	4,295	14,388
Owens & Minor, Inc.	4,417	153,402
PharMerica Corp.*	2,373	66,610
Select Medical Holdings Corp.*	7,934	107,109
Surgery Partners, Inc.*	646	13,075
Triple-S Management Corp., Class B*	1,877	41,163
Universal American Corp.	3,604	27,571
USMD Holdings, Inc.(x)*	157	3,555

		932,690

Health Care Technology (0.0%)
Cotiviti Holdings, Inc.*	274	9,187
Evolent Health, Inc., Class A*	1,242	30,578
Vocera Communications, Inc.*	630	10,647

		50,412

Life Sciences Tools & Services (0.0%)
Accelerate Diagnostics, Inc.(x)*	110	2,999
Albany Molecular Research, Inc.(x)*	1,096	18,095
Luminex Corp.*	1,845	41,918
Medpace Holdings, Inc.*	189	5,644

		68,656

Pharmaceuticals (0.1%)
Aratana Therapeutics, Inc.*	223	2,087
Egalet Corp.(x)*	1,330	10,121
Endocyte, Inc.*	2,837	8,766
Flex Pharma, Inc.(x)*	137	1,614
Innoviva, Inc.(x)*	753	8,275
Lannett Co., Inc.(x)*	2,230	59,251
Medicines Co.*	466	17,587
Omeros Corp.(x)*	1,126	12,566
Phibro Animal Health Corp., Class A	105	2,854
Tetraphase Pharmaceuticals, Inc.*	3,025	11,586
TherapeuticsMD, Inc.(x)*	759	5,169
WaVe Life Sciences Ltd.*	108	3,507
Zogenix, Inc.(x)*	2,020	23,089

		166,472

Total Health Care		5,726,275

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (31.6%)
Aerospace & Defense (1.1%)
AAR Corp.	2,653	$83,092
Aerojet Rocketdyne Holdings, Inc.*	2,335	41,049
Aerovironment, Inc.*	1,368	33,393
Cubic Corp.	2,037	95,352
Curtiss-Wright Corp.	971	88,468
DigitalGlobe, Inc.*	5,060	139,150
Ducommun, Inc.*	843	19,254
Engility Holdings, Inc.*	1,440	45,360
Esterline Technologies Corp.*	2,373	180,443
KEYW Holding Corp.(x)*	2,868	31,663
KLX, Inc.*	4,233	149,002
Kratos Defense & Security Solutions, Inc.(x)*	3,718	25,617
Mercury Systems, Inc.*	2,868	70,467
Moog, Inc., Class A*	2,320	138,133
National Presto Industries, Inc.	345	30,287
Sparton Corp.*	694	18,224
Teledyne Technologies, Inc.*	1,972	212,838
Triumph Group, Inc.	3,958	110,349
Vectrus, Inc.*	718	10,935

		1,523,076

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	3,295	47,283
Atlas Air Worldwide Holdings, Inc.*	1,970	84,355
Echo Global Logistics, Inc.*	330	7,610
Hub Group, Inc., Class A*	192	7,826
Park-Ohio Holdings Corp.	688	25,078
Radiant Logistics, Inc.*	1,156	3,283
XPO Logistics, Inc.(x)*	7,855	288,043

		463,478

Airlines (0.1%)
SkyWest, Inc.	4,019	106,142
Virgin America, Inc.*	80	4,281

		110,423

Building Products (3.3%)
Armstrong Flooring, Inc.*	1,763	33,286
CSW Industrials, Inc.*	1,157	37,475
Gibraltar Industries, Inc.*	888	32,989
Griffon Corp.	391	6,651
Insteel Industries, Inc.	71,000	2,573,040
NCI Building Systems, Inc.*	123,000	1,794,570
Quanex Building Products Corp.	2,500	43,150
Universal Forest Products, Inc.	194	19,107

		4,540,268

Commercial Services & Supplies (5.0%)
ABM Industries, Inc.	4,469	177,419
ACCO Brands Corp.*	8,530	82,229
ARC Document Solutions, Inc.*	3,499	13,086
Brady Corp., Class A	873	30,215
Casella Waste Systems, Inc., Class A*	3,102	31,951
CECO Environmental Corp.	2,348	26,485
CompX International, Inc.	131	1,517
Ennis, Inc.	2,039	34,357
Essendant, Inc.	2,803	57,518
G&K Services, Inc., Class A	374	35,713
Heritage-Crystal Clean, Inc.*	511	6,786
InnerWorkings, Inc.*	287	2,704
Interface, Inc.	601	10,031
Kimball International, Inc., Class B	459	5,939
McGrath RentCorp	1,877	59,520
Mobile Mini, Inc.	78,928	2,383,626
MSA Safety, Inc.	786	45,619
NL Industries, Inc.*	606	2,382
Quad/Graphics, Inc.	1,090	29,125
SP Plus Corp.*	95	2,429
Team, Inc.*	110,168	3,603,595
Tetra Tech, Inc.	3,873	137,375
TRC Cos., Inc.*	1,521	13,187
UniFirst Corp.	1,098	144,782
Viad Corp.	723	26,657
VSE Corp.	718	24,405
West Corp.	3,018	66,637

		7,055,289

Construction & Engineering (1.8%)
Aegion Corp.*	2,802	53,434
Ameresco, Inc., Class A*	1,708	8,984
EMCOR Group, Inc.	4,040	240,865
Granite Construction, Inc.	764	38,001
Great Lakes Dredge & Dock Corp.*	4,354	15,239
HC2 Holdings, Inc.(x)*	2,625	14,306
Layne Christensen Co.*	1,473	12,535
MYR Group, Inc.*	1,110	33,411
NV5 Global, Inc.*	150	4,847
Orion Group Holdings, Inc.*	296,968	2,034,231
Tutor Perini Corp.*	2,564	55,049

		2,510,902

Electrical Equipment (0.4%)
American Superconductor Corp.(x)*	944	6,617
Atkore International Group, Inc.*	397	7,440
Babcock & Wilcox Enterprises, Inc.*	3,687	60,835
Encore Wire Corp.	1,623	59,678
EnerSys, Inc.	2,466	170,622
FuelCell Energy, Inc.(x)*	2,337	12,666
General Cable Corp.	302	4,524
LSI Industries, Inc.	1,657	18,608
Plug Power, Inc.(x)*	5,278	9,025
Powell Industries, Inc.	694	27,795
Power Solutions International, Inc.(x)*	99	1,015
Preformed Line Products Co.	180	7,591
Sunrun, Inc.(x)*	5,112	32,206
Thermon Group Holdings, Inc.*	2,576	50,876
TPI Composites, Inc.*	450	9,567
Vicor Corp.*	113	1,311

		480,376

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	1,087	25,034

Machinery (4.4%)
Actuant Corp., Class A	2,463	57,240
Alamo Group, Inc.	585	38,546
Albany International Corp., Class A	1,940	82,217
Altra Industrial Motion Corp.	337	9,763
American Railcar Industries, Inc.(x)	615	25,504
Astec Industries, Inc.	817	48,914
Barnes Group, Inc.	4,029	163,376
Blue Bird Corp.*	398	5,815
Briggs & Stratton Corp.	3,415	63,690
Chart Industries, Inc.*	2,456	80,630
CIRCOR International, Inc.	1,323	78,798
Columbus McKinnon Corp.	1,569	27,991
Douglas Dynamics, Inc.	246	7,857
Dynamic Materials Corp.	1,095	11,673
ESCO Technologies, Inc.	2,031	94,279
ExOne Co.(x)*	766	11,658
Federal Signal Corp.	4,804	63,701
Franklin Electric Co., Inc.	220	8,956
FreightCar America, Inc.	961	13,819
Gencor Industries, Inc.(x)*	588	7,044
Global Brass & Copper Holdings, Inc.	152	4,391

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Gorman-Rupp Co.	189	$4,840
Graham Corp.(x)	776	14,822
Greenbrier Cos., Inc.(x)	2,186	77,166
Hardinge, Inc.	947	10,540
Harsco Corp.	6,474	64,287
Hurco Cos., Inc.	511	14,344
Hyster-Yale Materials Handling, Inc.	521	31,328
Joy Global, Inc.	7,908	219,368
Kadant, Inc.	707	36,842
Kennametal, Inc.	6,345	184,132
Lindsay Corp.(x)	112	8,286
Manitowoc Co., Inc.	10,254	49,117
Meritor, Inc.*	6,288	69,985
Milacron Holdings Corp.*	178	2,841
Miller Industries, Inc.	803	18,300
Mueller Industries, Inc.	1,292	41,887
Navistar International Corp.*	172,241	3,942,596
NN, Inc.	2,114	38,580
Rexnord Corp.*	1,556	33,314
SPX Corp.*	3,189	64,226
SPX FLOW, Inc.*	2,939	90,874
Standex International Corp.	234	21,732
Sun Hydraulics Corp.	190	6,131
Supreme Industries, Inc., Class A	426	8,222
Tennant Co.	81	5,249
Titan International, Inc.	3,577	36,199
TriMas Corp.*	3,628	67,517
Wabash National Corp.*	3,813	54,297
Watts Water Technologies, Inc., Class A	109	7,068

		6,129,952

Marine (2.2%)
Costamare, Inc.	2,102	19,212
Kirby Corp.*	48,000	2,983,680
Matson, Inc.	1,913	76,291
Scorpio Bulkers, Inc.*	4,509	15,601

		3,094,784

Professional Services (0.5%)
Acacia Research Corp.	3,321	21,653
CBIZ, Inc.*	4,075	45,599
Cogint, Inc.(x)*	1,299	6,612
CRA International, Inc.*	740	19,677
Franklin Covey Co.*	184	3,277
FTI Consulting, Inc.*	3,063	136,487
Heidrick & Struggles International, Inc.	1,472	27,306
Hill International, Inc.*	1,738	8,012
Huron Consulting Group, Inc.*	1,528	91,313
ICF International, Inc.*	1,480	65,594
Kelly Services, Inc., Class A	2,340	44,975
Korn/Ferry International	1,896	39,816
Navigant Consulting, Inc.*	3,875	78,352
Resources Connection, Inc.	2,932	43,804
RPX Corp.*	4,090	43,722
TrueBlue, Inc.*	3,180	72,059

		748,258

Road & Rail (4.3%)
ArcBest Corp.	1,980	37,660
Celadon Group, Inc.	2,205	19,272
Covenant Transportation Group, Inc., Class A*	943	18,228
Genesee & Wyoming, Inc., Class A*	43,000	2,964,850
Knight Transportation, Inc.	352	10,099
Marten Transport Ltd.	1,821	38,241
P.A.M. Transportation Services, Inc.*	196	3,924
Roadrunner Transportation Systems, Inc.*	2,498	19,934
Saia, Inc.*	93,017	2,786,789
Universal Logistics Holdings, Inc.	212	2,845
USA Truck, Inc.*	728	7,455
Werner Enterprises, Inc.	3,564	82,934
YRC Worldwide, Inc.(x)*	2,083	25,662

		6,017,893

Trading Companies & Distributors (8.2%)
Aircastle Ltd.	3,841	76,282
Applied Industrial Technologies, Inc.	1,643	76,794
BMC Stock Holdings, Inc.*	125,657	2,227,899
CAI International, Inc.*	1,297	10,726
DXP Enterprises, Inc.(x)*	97,046	2,735,727
GATX Corp.(x)	3,285	146,347
Kaman Corp.	1,957	85,951
Lawson Products, Inc.*	142	2,518
MRC Global, Inc.*	7,508	123,356
Neff Corp., Class A*	453	4,303
NOW, Inc.*	8,585	183,977
Rush Enterprises, Inc., Class A*	115,233	2,820,904
Rush Enterprises, Inc., Class B*	493	11,985
Textainer Group Holdings Ltd.(x)	1,840	13,782
Titan Machinery, Inc.*	1,426	14,830
Triton International Ltd.	223,642	2,949,838
Veritiv Corp.*	624	31,306
Willis Lease Finance Corp.*	361	8,581

		11,525,106

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,468	46,575

Total Industrials		44,271,414

Information Technology (6.7%)
Communications Equipment (0.8%)
ADTRAN, Inc.	1,386	26,528
Applied Optoelectronics, Inc.*	1,323	29,384
Bel Fuse, Inc., Class B	737	17,791
Black Box Corp.	1,174	16,319
Calix, Inc.*	3,317	24,380
Comtech Telecommunications Corp.	1,805	23,122
Digi International, Inc.*	2,068	23,575
Emcore Corp.	2,139	12,192
Finisar Corp.*	8,620	256,876
Harmonic, Inc.*	6,166	36,564
Infinera Corp.*	3,412	30,810
Ixia*	5,147	64,338
KVH Industries, Inc.*	1,235	10,880
NETGEAR, Inc.*	874	52,868
NetScout Systems, Inc.*	7,194	210,425
Oclaro, Inc.*	1,072	9,166
ShoreTel, Inc.*	4,132	33,056
Silicom Ltd.	335	13,869
Sonus Networks, Inc.*	3,318	25,814
ViaSat, Inc.*	455	33,966
Viavi Solutions, Inc.*	18,825	139,117

		1,091,040

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.*	1,108	12,321
Anixter International, Inc.*	2,329	150,220
AVX Corp.	3,705	51,092
Benchmark Electronics, Inc.*	3,971	99,076
Control4 Corp.*	1,616	19,844
CTS Corp.	2,502	46,537
Daktronics, Inc.	3,028	28,887
Electro Scientific Industries, Inc.*	2,187	12,335
ePlus, Inc.*	141	13,312

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
FARO Technologies, Inc.*	998	$35,878
II-VI, Inc.*	3,426	83,355
Insight Enterprises, Inc.*	2,941	95,729
InvenSense, Inc.*	6,590	48,898
Kimball Electronics, Inc.*	2,234	30,963
Knowles Corp.*	7,093	99,657
Maxwell Technologies, Inc.(x)*	2,569	13,256
Methode Electronics, Inc.	238	8,323
MTS Systems Corp.	122	5,616
Novanta, Inc.*	1,868	32,410
OSI Systems, Inc.*	1,403	91,728
Park Electrochemical Corp.	1,534	26,646
PC Connection, Inc.	893	23,593
Plexus Corp.*	2,670	124,903
RadiSys Corp.*	165	882
Rofin-Sinar Technologies, Inc.*	2,164	69,637
Rogers Corp.*	947	57,843
Sanmina Corp.*	5,892	167,745
ScanSource, Inc.*	2,012	73,438
SYNNEX Corp.	2,357	268,957
Systemax, Inc.	875	6,930
Tech Data Corp.*	2,806	237,696
TTM Technologies, Inc.*	5,819	66,628
Vishay Intertechnology, Inc.	10,932	154,032
Vishay Precision Group, Inc.*	960	15,389

		2,273,756

Internet Software & Services (1.7%)
Autobytel, Inc.*	551	9,808
Bankrate, Inc.*	3,834	32,512
Bazaarvoice, Inc.*	6,596	38,982
Blucora, Inc.*	2,508	28,090
Everyday Health, Inc.*	1,564	12,027
Global Sources Ltd.*	642	5,444
Intralinks Holdings, Inc.*	3,141	31,598
Limelight Networks, Inc.*	5,814	10,872
Liquidity Services, Inc.*	1,982	22,278
Marchex, Inc., Class B*	2,799	7,753
MeetMe, Inc.*	415	2,573
Monster Worldwide, Inc.*	7,140	25,775
NIC, Inc.	90,000	2,115,000
Numerex Corp., Class A*	890	6,924
QuinStreet, Inc.*	2,966	8,957
RealNetworks, Inc.*	1,897	8,461
Reis, Inc.	237	4,849
RetailMeNot, Inc.*	3,111	30,768
Rightside Group Ltd.*	905	8,236
TechTarget, Inc.*	1,030	8,302

		2,419,209

IT Services (0.5%)
Acxiom Corp.*	3,198	85,227
CACI International, Inc., Class A*	1,966	198,369
Cass Information Systems, Inc.	367	20,791
Convergys Corp.	3,566	108,478
Datalink Corp.*	1,499	15,904
EVERTEC, Inc.	934	15,672
ManTech International Corp., Class A	1,985	74,815
MoneyGram International, Inc.*	2,386	16,941
NCI, Inc., Class A	524	6,063
NeuStar, Inc., Class A(x)*	359	9,546
Perficient, Inc.*	809	16,301
PFSweb, Inc.*	116	1,036
ServiceSource International, Inc.*	2,040	9,955
Sykes Enterprises, Inc.*	3,150	88,609
Travelport Worldwide Ltd.	2,485	37,349
Unisys Corp.(x)*	1,359	13,237

		718,293

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	147	6,956
Advanced Micro Devices, Inc.(x)*	31,252	215,951
Alpha & Omega Semiconductor Ltd.*	1,437	31,212
Ambarella, Inc.(x)*	1,533	112,844
Amkor Technology, Inc.*	7,569	73,571
Axcelis Technologies, Inc.*	2,323	30,849
Brooks Automation, Inc.	5,416	73,712
Cabot Microelectronics Corp.	1,628	86,137
Cavium, Inc.*	663	38,587
Cohu, Inc.	2,092	24,560
Diodes, Inc.*	3,051	65,108
DSP Group, Inc.*	1,708	20,513
Entegris, Inc.*	4,214	73,408
Exar Corp.*	2,677	24,923
FormFactor, Inc.(x)*	2,333	25,313
GigPeak, Inc.(x)*	4,265	10,023
Impinj, Inc.*	174	6,511
Intersil Corp., Class A	10,721	235,112
IXYS Corp.	1,991	23,992
Kopin Corp.*	4,879	10,636
MKS Instruments, Inc.	4,037	200,760
Nanometrics, Inc.*	349	7,797
NeoPhotonics Corp.*	2,067	33,775
NVE Corp.	186	10,963
PDF Solutions, Inc.*	118	2,144
Photronics, Inc.*	5,224	53,859
Rambus, Inc.*	6,490	81,125
Rudolph Technologies, Inc.*	2,399	42,558
Sigma Designs, Inc.*	2,861	22,287
Tessera Technologies, Inc.	1,341	51,548
Ultra Clean Holdings, Inc.*	2,535	18,784
Ultratech, Inc.*	1,588	36,651
Veeco Instruments, Inc.*	3,189	62,600
Xcerra Corp.*	4,248	25,743

		1,840,512

Software (0.6%)
Bottomline Technologies de, Inc.*	435	10,140
Digimarc Corp.*	37	1,419
EnerNOC, Inc.(x)*	312	1,688
Epiq Systems, Inc.	1,110	18,304
Glu Mobile, Inc.(x)*	8,306	18,605
Mentor Graphics Corp.	8,605	227,516
MicroStrategy, Inc., Class A*	359	60,111
Progress Software Corp.*	3,460	94,112
QAD, Inc., Class A	775	17,344
Rosetta Stone, Inc.(x)*	345	2,926
Rubicon Project, Inc.*	1,808	14,970
SecureWorks Corp., Class A(x)*	345	4,316
Silver Spring Networks, Inc.*	172	2,439
Tangoe, Inc.*	2,225	18,356
Telenav, Inc.*	2,598	14,887
TiVo Corp.*	6,499	126,600
VASCO Data Security International, Inc.*	249	4,385
Verint Systems, Inc.*	4,993	187,887

		826,005

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	865	6,868
CPI Card Group, Inc.(x)	1,100	6,644
Diebold, Inc.	3,643	90,310
Eastman Kodak Co.*	259	3,885
Immersion Corp.(x)*	1,590	12,974
Silicon Graphics International Corp.*	519	3,996
Stratasys Ltd.(x)*	2,077	50,035
Super Micro Computer, Inc.*	2,442	57,070

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
USA Technologies, Inc.(x)*	371	$2,080

		233,862

Total Information Technology		9,402,677

Materials (2.2%)
Chemicals (0.9%)
A. Schulman, Inc.	2,313	67,355
AgroFresh Solutions, Inc.(x)*	1,825	9,654
American Vanguard Corp.	2,267	36,408
Calgon Carbon Corp.	4,050	61,439
Chemtura Corp.*	2,508	82,287
Chermours Co.	2,455	39,280
FutureFuel Corp.	1,987	22,413
GCP Applied Technologies, Inc.*	890	25,205
Hawkins, Inc.	612	26,518
Ingevity Corp.*	676	31,164
Innophos Holdings, Inc.	165	6,440
Innospec, Inc.	1,890	114,931
KMG Chemicals, Inc.	401	11,360
Koppers Holdings, Inc.*	323	10,394
Kraton Corp.*	2,379	83,360
Kronos Worldwide, Inc.(x)	1,760	14,590
LSB Industries, Inc.(x)*	1,684	14,449
Minerals Technologies, Inc.	1,285	90,837
Olin Corp.	13,291	272,731
OMNOVA Solutions, Inc.*	1,261	10,643
Quaker Chemical Corp.	257	27,224
Rayonier Advanced Materials, Inc.(x)	1,377	18,411
Stepan Co.	1,417	102,959
TerraVia Holdings, Inc.(x)*	6,339	17,432
Trecora Resources*	271	3,095
Tredegar Corp.	2,030	37,738
Tronox Ltd., Class A	5,192	48,649
Valhi, Inc.	1,880	4,324

		1,291,290

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	114	7,524

Containers & Packaging (0.1%)
Greif, Inc., Class A	2,055	101,907
Greif, Inc., Class B	460	27,871
UFP Technologies, Inc.*	507	13,436

		143,214

Metals & Mining (1.0%)
AK Steel Holding Corp.(x)*	19,044	91,983
Allegheny Technologies, Inc.(x)	8,713	157,444
Ampco-Pittsburgh Corp.	683	7,574
Carpenter Technology Corp.	3,707	152,951
Century Aluminum Co.*	3,759	26,125
Cliffs Natural Resources, Inc.(x)*	17,159	100,380
Coeur Mining, Inc.*	3,411	40,352
Commercial Metals Co.	9,222	149,304
Ferroglobe plc	5,264	47,534
Gold Resource Corp.(x)	785	5,825
Handy & Harman Ltd.*	241	5,071
Haynes International, Inc.	992	36,813
Hecla Mining Co.	30,589	174,357
Kaiser Aluminum Corp.	895	77,409
Materion Corp.	1,596	49,013
Olympic Steel, Inc.	724	16,000
Ryerson Holding Corp.*	1,016	11,471
Schnitzer Steel Industries, Inc., Class A	2,088	43,639
Stillwater Mining Co.*	9,806	131,008
SunCoke Energy, Inc.	5,180	41,544
TimkenSteel Corp.(x)*	3,178	33,210

		1,399,007

Paper & Forest Products (0.2%)
Boise Cascade Co.*	452	11,481
KapStone Paper and Packaging Corp.	6,490	122,791
Louisiana-Pacific Corp.*	797	15,007
P.H. Glatfelter Co.	3,497	75,815
Schweitzer-Mauduit International, Inc.	1,965	75,770

		300,864

Total Materials		3,141,899

Real Estate (5.5%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	4,946	179,243
Agree Realty Corp. (REIT)	1,812	89,585
Alexander’s, Inc. (REIT)	7	2,937
American Assets Trust, Inc. (REIT)	2,040	88,495
Armada Hoffler Properties, Inc. (REIT)	309	4,141
Ashford Hospitality Prime, Inc. (REIT)	1,730	24,393
Ashford Hospitality Trust, Inc. (REIT)	6,346	37,378
Bluerock Residential Growth REIT, Inc. (REIT)	1,516	19,708
CatchMark Timber Trust, Inc. (REIT), Class A	3,098	36,216
CBL & Associates Properties, Inc. (REIT)	13,576	164,813
Cedar Realty Trust, Inc. (REIT)	6,657	47,930
Chatham Lodging Trust (REIT)	3,020	58,135
Chesapeake Lodging Trust (REIT)	3,486	79,829
City Office REIT, Inc. (REIT)(x)	286	3,641
Colony Starwood Homes (REIT)(x)	5,219	149,785
Community Healthcare Trust, Inc. (REIT)	1,010	22,139
CorEnergy Infrastructure Trust, Inc. (REIT)	959	28,127
Cousins Properties, Inc. (REIT)	16,721	174,567
DiamondRock Hospitality Co. (REIT)	16,183	147,265
Easterly Government Properties, Inc. (REIT)	2,592	49,455
Education Realty Trust, Inc. (REIT)	5,071	218,763
Farmland Partners, Inc. (REIT)(x)	944	10,573
FelCor Lodging Trust, Inc. (REIT)	1,385	8,906
First Industrial Realty Trust, Inc. (REIT)	7,269	205,131
First Potomac Realty Trust (REIT)	4,665	42,685
Four Corners Property Trust, Inc. (REIT)	1,102	23,506
Franklin Street Properties Corp. (REIT)	8,095	101,997
Geo Group, Inc. (REIT)(x)	4,665	110,934
Getty Realty Corp. (REIT)	2,086	49,918
Gladstone Commercial Corp. (REIT)	1,746	32,528
Global Medical REIT, Inc. (REIT)	613	5,983
Global Net Lease, Inc. (REIT)	13,666	111,515
Government Properties Income Trust (REIT)	5,612	126,943
Gramercy Property Trust (REIT)	28,831	277,931
Healthcare Realty Trust, Inc. (REIT)	9,147	311,547
Hersha Hospitality Trust (REIT)	3,163	56,997
Hudson Pacific Properties, Inc. (REIT)	7,516	247,051

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Independence Realty Trust, Inc. (REIT)	3,254	$29,286
InfraREIT, Inc. (REIT)	3,238	58,737
Investors Real Estate Trust (REIT)	9,711	57,780
Kite Realty Group Trust (REIT)	6,630	183,784
LaSalle Hotel Properties (REIT)	8,576	204,709
Lexington Realty Trust (REIT)	18,431	189,839
LTC Properties, Inc. (REIT)	407	21,160
Mack-Cali Realty Corp. (REIT)	7,172	195,222
Medical Properties Trust, Inc. (REIT)	12,603	186,146
Monmouth Real Estate Investment Corp. (REIT)	4,170	59,506
Monogram Residential Trust, Inc. (REIT)	13,569	144,374
National Storage Affiliates Trust (REIT)	2,515	52,664
New Senior Investment Group, Inc. (REIT)	6,130	70,740
New York REIT, Inc. (REIT)	13,277	121,485
NexPoint Residential Trust, Inc. (REIT)	1,440	28,310
NorthStar Realty Europe Corp. (REIT)	4,801	52,571
One Liberty Properties, Inc. (REIT)(x)	1,043	25,199
Parkway Properties, Inc. (REIT)	6,457	109,834
Pebblebrook Hotel Trust (REIT)(x)	5,756	153,110
Pennsylvania Real Estate Investment Trust (REIT)	3,904	89,909
Physicians Realty Trust (REIT)	5,251	113,107
Preferred Apartment Communities, Inc. (REIT), Class A	1,767	23,872
RAIT Financial Trust (REIT)	7,044	23,809
Ramco-Gershenson Properties Trust (REIT)	6,315	118,343
Retail Opportunity Investments Corp. (REIT)	2,457	53,956
Rexford Industrial Realty, Inc. (REIT)	3,206	73,385
RLJ Lodging Trust (REIT)	9,797	206,031
Sabra Health Care REIT, Inc. (REIT)	4,329	109,004
Saul Centers, Inc. (REIT)	63	4,196
Select Income REIT (REIT)	5,061	136,141
Seritage Growth Properties (REIT), Class A(x)	2,002	101,461
Silver Bay Realty Trust Corp. (REIT)	2,692	47,191
Summit Hotel Properties, Inc. (REIT)	6,967	91,686
Sunstone Hotel Investors, Inc. (REIT)	17,436	223,006
Terreno Realty Corp. (REIT)	2,527	69,518
Tier REIT, Inc. (REIT)	3,840	59,290
UMH Properties, Inc. (REIT)	1,373	16,366
Washington Prime Group, Inc. (REIT)	11,730	145,217
Washington Real Estate Investment Trust (REIT)	3,854	119,937
Whitestone REIT (REIT)	2,054	28,510
Xenia Hotels & Resorts, Inc. (REIT)	8,319	126,282

		7,275,363

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	1,756	67,465
AV Homes, Inc.(x)*	673	11,199
Consolidated-Tomoka Land Co.(x)	38	1,945
Forestar Group, Inc.*	2,492	29,181
FRP Holdings, Inc.*	500	15,535
Griffin Industrial Realty, Inc.	49	1,553
Kennedy-Wilson Holdings, Inc.	3,322	74,911
RE/MAX Holdings, Inc., Class A	1,412	61,817
St. Joe Co.*	4,045	74,347
Stratus Properties, Inc.*	494	12,054
Tejon Ranch Co.*	1,111	27,020
Trinity Place Holdings, Inc.(x)*	1,396	13,653

		390,680

Total Real Estate		7,666,043

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	839	54,569
Cincinnati Bell, Inc.*	17,049	69,560
Consolidated Communications Holdings, Inc.	1,218	30,742
FairPoint Communications, Inc.*	405	6,087
Globalstar, Inc.(x)*	11,139	13,478
Hawaiian Telcom Holdco, Inc.*	499	11,173
IDT Corp., Class B	552	9,516
Intelsat S.A.(x)*	2,462	6,672
Iridium Communications, Inc.(x)*	6,650	53,932
Lumos Networks Corp.*	1,409	19,726
ORBCOMM, Inc.*	454	4,654
pdvWireless, Inc.(x)*	828	18,961
Vonage Holdings Corp.*	13,635	90,127
Windstream Holdings, Inc.(x)	6,765	67,988

		457,185

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,198	12,315
NII Holdings, Inc.*	4,565	15,202
Spok Holdings, Inc.	1,627	28,993

		56,510

Total Telecommunication Services		513,695

Utilities (3.4%)
Electric Utilities (1.1%)
ALLETE, Inc.	3,975	236,990
El Paso Electric Co.	3,237	151,395
Empire District Electric Co.	3,527	120,412
Genie Energy Ltd., Class B(x)*	1,028	6,065
IDACORP, Inc.	4,048	316,877
MGE Energy, Inc.	1,493	84,369
Otter Tail Corp.	3,026	104,669
PNM Resources, Inc.	6,415	209,899
Portland General Electric Co.	7,186	306,052

		1,536,728

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	1,033	63,075
Delta Natural Gas Co., Inc.	526	12,545
New Jersey Resources Corp.	6,316	207,544
Northwest Natural Gas Co.	2,170	130,439
ONE Gas, Inc.	4,167	257,687
South Jersey Industries, Inc.	6,404	189,238
Southwest Gas Corp.	3,400	237,524
Spire, Inc.	3,586	228,572
WGL Holdings, Inc.	3,840	240,768

		1,567,392

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.	9,836	24,295
Atlantica Yield plc(x)	4,738	90,069
Dynegy, Inc.*	9,419	116,701
NRG Yield, Inc., Class A	2,856	46,610
NRG Yield, Inc., Class C(x)	5,070	85,987
Ormat Technologies, Inc.	1,702	82,394
Pattern Energy Group, Inc.	908	20,421
Talen Energy Corp.*	6,782	93,931
TerraForm Global, Inc., Class A(x)	7,403	30,426

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
TerraForm Power, Inc., Class A(x)*	7,025	$97,718
Vivint Solar, Inc.(x)*	1,981	6,260

		694,812

Multi-Utilities (0.5%)
Avista Corp.	5,070	211,875
Black Hills Corp.	4,137	253,267
NorthWestern Corp.	3,903	224,540
Unitil Corp.	1,105	43,161

		732,843

Water Utilities (0.2%)
American States Water Co.	986	39,489
Artesian Resources Corp., Class A	605	17,267
California Water Service Group	1,566	50,253
Connecticut Water Service, Inc.	664	33,021
Consolidated Water Co., Ltd.	1,157	13,444
Middlesex Water Co.	175	6,167
SJW Corp.	1,305	57,002
York Water Co.	113	3,352

		219,995

Total Utilities		4,751,770

Total Common Stocks (99.6%) (Cost $135,471,574)		139,332,657

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	2,344	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	3,801	8,552

Total Telecommunication Services		8,552

Total Rights (0.0%) (Cost $—)		8,552

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	88,705	88,705

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.4%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $1,100,064, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $1,122,000.(xx)	1,100,000	1,100,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $800,033, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $816,000.(xx)	800,000	800,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $955,966, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $975,050.(xx)	955,930	955,930
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $500,020, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $510,005.(xx).	500,000	500,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $1,500,081, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $1,530,083.(xx)	1,500,000	1,500,000

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $700,020, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $714,000.(xx)	700,000	700,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $900,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $918,019.(xx)	900,000	900,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $500,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		8,955,930

Total Short-Term Investments (6.5%) (Cost $9,044,635)		9,044,635

Total Investments (106.1%) (Cost $144,516,209)		148,385,844
Other Assets Less Liabilities (-6.1%)		(8,469,687)

Net Assets (100%)		$139,916,157

*	Non-income producing.

†	Securities (totaling $14,840 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $8,779,734. This was secured by collateral of $8,955,930 which was received as cash and subsequently invested in short-term investments currently valued at $8,955,930, as reported in the Portfolio of Investments, and $89,832 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/13/16-5/15/46.

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,188	$—	$—	$7,961	$—	$—
PennyMac Mortgage Investment Trust (REIT)	64,245	23,262	3,206	85,051	4,639	(172)

	$71,433	$23,262	$3,206	$93,012	$4,639	$(172)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	4	December-16	$499,271	$499,320	$49

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$17,706,874	$—	$—		$17,706,874
Consumer Staples	5,721,557	—	—		5,721,557
Energy	12,676,624	—	—		12,676,624
Financials	27,747,541	—	6,288		27,753,829
Health Care	5,726,275	—	—		5,726,275
Industrials	44,271,414	—	—		44,271,414
Information Technology	9,402,677	—	—		9,402,677
Materials	3,141,899	—	—		3,141,899
Real Estate	7,664,490	1,553	—		7,666,043
Telecommunication Services	513,695	—	—		513,695
Utilities	4,751,770	—	—		4,751,770
Futures	49	—	—		49
Rights
Information Technology	—	—	—	(c)	—	(c)
Telecommunication Services	—	—	8,552		8,552
Short-Term Investments
Investment Companies	88,705	—	—		88,705
Repurchase Agreements	—	8,955,930	—		8,955,930

Total Assets	$139,413,570	$8,957,483	$14,840		$148,385,893

Total Liabilities	$—	$—	$—		$—

Total	$139,413,570	$8,957,483	$14,840		$148,385,893

(a)	A security with a market value of $32,265 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $6,288 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,241,426
Aggregate gross unrealized depreciation	(22,416,426)

Net unrealized appreciation	$3,825,000

Federal income tax cost of investments	$144,560,844

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Auto Components (1.3%)
Aisin Seiki Co., Ltd.	2,200	$100,739
BorgWarner, Inc.	1,703	59,912
Bridgestone Corp.	8,100	298,748
Cie Generale des Etablissements Michelin	37,206	4,114,229
Continental AG	1,355	284,883
Delphi Automotive plc	2,359	168,244
Denso Corp.	5,900	235,541
GKN plc	22,148	92,053
Goodyear Tire & Rubber Co.	2,189	70,705
Hyundai Mobis Co., Ltd.	12,624	3,160,626
Johnson Controls International plc	8,192	381,174
Koito Manufacturing Co., Ltd.	1,400	68,157
NGK Spark Plug Co., Ltd.(x)	2,400	42,283
NHK Spring Co., Ltd.	2,200	21,305
NOK Corp.	1,300	28,479
Nokian Renkaat Oyj	1,305	47,568
Schaeffler AG (Preference)(q)	1,949	30,832
Stanley Electric Co., Ltd.	1,900	51,106
Sumitomo Electric Industries Ltd.	8,900	125,869
Sumitomo Rubber Industries Ltd.	2,300	34,783
Toyoda Gosei Co., Ltd.	600	13,964
Toyota Industries Corp.	2,200	102,080
Valeo S.A.	2,985	174,073
Yokohama Rubber Co., Ltd.	1,500	23,978

		9,731,331

Automobiles (2.2%)
Bayerische Motoren Werke (BMW) AG	4,135	347,498
Bayerische Motoren Werke (BMW) AG (Preference)(q)	691	50,938
Daimler AG (Registered)	11,863	835,680
Ferrari N.V.	1,479	76,828
Fiat Chrysler Automobiles N.V.(x)	10,635	67,522
Ford Motor Co.	34,099	411,575
Fuji Heavy Industries Ltd.	7,200	270,391
General Motors Co.	72,424	2,300,910
Harley-Davidson, Inc.(x)	1,528	80,358
Honda Motor Co., Ltd.	20,400	587,317
Isuzu Motors Ltd.(x)	7,500	88,198
Mazda Motor Corp.	6,920	106,320
Mitsubishi Motors Corp.	8,500	39,604
Nissan Motor Co., Ltd.(x)	632,420	6,193,029
Peugeot S.A.*	6,033	92,099
Porsche Automobil Holding SE (Preference)(q)	1,976	100,877
Renault S.A.	2,324	190,944
Suzuki Motor Corp.	4,300	143,950
Toyota Motor Corp.	86,028	4,989,085
Volkswagen AG	410	59,485
Volkswagen AG (Preference)(q)	2,292	301,107
Yamaha Motor Co., Ltd.	3,600	72,872

		17,406,587

Distributors (0.0%)
Genuine Parts Co.	1,293	129,881
Jardine Cycle & Carriage Ltd.	1,155	36,524
LKQ Corp.*	2,650	93,969

		260,374

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.(x)	1,000	25,524
H&R Block, Inc.	1,758	40,698

		66,222

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	2,130	84,487
Aristocrat Leisure Ltd.	7,322	88,822
Carnival Corp.	3,789	184,979
Carnival plc	2,264	110,510
Chipotle Mexican Grill, Inc.(x)*	260	110,110
Compass Group plc	20,228	392,271
Crown Resorts Ltd.	4,862	48,915
Darden Restaurants, Inc.	1,094	67,084
Domino’s Pizza Enterprises Ltd.	599	32,342
Flight Centre Travel Group Ltd.	747	20,922
Galaxy Entertainment Group Ltd.	27,000	102,737
Genting Singapore plc(x)	61,342	34,047
InterContinental Hotels Group plc	2,430	100,224
Marriott International, Inc., Class A	2,744	184,727
McDonald’s Corp.	7,401	853,780
McDonald’s Holdings Co. Japan Ltd.	973	28,673
Melco Crown Entertainment Ltd. (ADR)(x)	2,044	32,929
Merlin Entertainments plc§	9,439	53,850
MGM China Holdings Ltd.	14,000	24,563
Oriental Land Co., Ltd.(x)	2,800	170,346
Paddy Power Betfair plc	1,054	119,230
Royal Caribbean Cruises Ltd.	1,451	108,752
Sands China Ltd.(x)	31,596	138,404
Shangri-La Asia Ltd.	11,000	12,103
SJM Holdings Ltd.	29,000	21,449
Sodexo S.A.	1,237	147,230
Starbucks Corp.	12,746	690,069
Tabcorp Holdings Ltd.	11,347	43,427
Tatts Group Ltd.	18,701	52,338
TUI AG	6,302	89,607
Whitbread plc	2,200	111,637
William Hill plc	11,917	46,987
Wyndham Worldwide Corp.	920	61,944
Wynn Macau Ltd.	22,800	38,096
Wynn Resorts Ltd.	677	65,953
Yum! Brands, Inc.	3,213	291,773

		4,765,317

Household Durables (0.6%)
Barratt Developments plc	11,628	74,662
Berkeley Group Holdings plc	1,444	48,364
Casio Computer Co., Ltd.(x)	2,800	39,273
D.R. Horton, Inc.	3,013	90,993
Electrolux AB	2,886	72,321
Garmin Ltd.	1,014	48,784
Haier Electronics Group Co., Ltd.	1,372,600	2,273,046
Harman International Industries, Inc.	606	51,177
Husqvarna AB, Class B	5,644	49,212
Iida Group Holdings Co., Ltd.	1,800	36,183
Leggett & Platt, Inc.	1,179	53,739
Lennar Corp., Class A	1,624	68,760
Mohawk Industries, Inc.*	545	109,185
Newell Brands, Inc.	4,209	221,646
Nikon Corp.(x)	4,600	68,698
Panasonic Corp.	27,000	270,155
Persimmon plc	3,652	86,077
PulteGroup, Inc.	2,721	54,529
Rinnai Corp.(x)	500	46,438
Sekisui Chemical Co., Ltd.	4,800	68,989
Sekisui House Ltd.	7,200	122,565
Sharp Corp.(x)*	19,000	25,499
Sony Corp.	15,500	506,451
Taylor Wimpey plc	38,955	77,979
Techtronic Industries Co., Ltd.	17,500	68,629
Whirlpool Corp.	650	105,404

		4,738,758

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	3,412	2,856,903

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Expedia, Inc.	1,056	$123,256
Netflix, Inc.*	3,751	369,661
Priceline Group, Inc.*	433	637,155
Rakuten, Inc.	11,700	152,195
Start Today Co., Ltd.	2,100	35,967
TripAdvisor, Inc.(x)*	985	62,232
Zalando SE*§	1,000	41,724

		4,279,093

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,400	73,400
Hasbro, Inc.	1,009	80,044
Mattel, Inc.	2,942	89,084
Sankyo Co., Ltd.	600	20,486
Sega Sammy Holdings, Inc.	2,500	35,603
Shimano, Inc.	900	133,414
Yamaha Corp.	2,000	64,515

		496,546

Media (2.2%)
Altice N.V., Class A(x)*	4,727	84,802
Altice N.V., Class B*	1,203	21,663
Axel Springer SE	572	29,291
CBS Corp. (Non-Voting), Class B	3,496	191,371
Charter Communications, Inc., Class A*	1,888	509,703
Comcast Corp., Class A	103,305	6,853,253
Dentsu, Inc.	2,661	134,677
Discovery Communications, Inc., Class A(x)*	1,429	38,469
Discovery Communications, Inc., Class C*	1,894	49,831
Eutelsat Communications S.A.	2,257	46,727
Hakuhodo DY Holdings, Inc.	3,200	37,367
Interpublic Group of Cos., Inc.	3,615	80,795
ITV plc	42,102	102,321
J.C. Decaux S.A.	1,025	33,090
Lagardere S.C.A.	1,629	41,476
News Corp., Class A	4,005	55,990
News Corp., Class B	1,034	14,703
Omnicom Group, Inc.	2,055	174,675
Pearson plc	10,314	100,750
ProSiebenSat.1 Media SE	2,637	112,932
Publicis Groupe S.A.	2,398	181,346
REA Group Ltd.	712	30,869
RTL Group S.A.	502	41,659
Schibsted ASA, Class A	985	28,983
Schibsted ASA, Class B	925	24,822
Scripps Networks Interactive, Inc., Class A	805	51,109
SES S.A. (FDR)	4,041	99,119
Singapore Press Holdings Ltd.	16,900	47,455
Sky plc	183,852	2,130,400
TEGNA, Inc.	1,887	41,250
Telenet Group Holding N.V.*	728	37,970
Time Warner, Inc.	6,732	535,935
Toho Co., Ltd.	1,600	53,103
Twenty-First Century Fox, Inc., Class A	96,108	2,327,736
Twenty-First Century Fox, Inc., Class B	4,223	104,477
Viacom, Inc., Class B	2,995	114,110
Walt Disney Co.	28,756	2,670,281
WPP plc	15,963	375,717

		17,610,227

Multiline Retail (0.2%)
Dollar General Corp.	2,248	157,338
Dollar Tree, Inc.*	2,036	160,701
Don Quijote Holdings Co., Ltd.	1,600	58,642
Harvey Norman Holdings Ltd.(x)	8,114	32,385
Isetan Mitsukoshi Holdings Ltd.	3,800	37,400
J. Front Retailing Co., Ltd.	3,300	43,239
Kohl’s Corp.	1,588	69,475
Macy’s, Inc.	2,665	98,738
Marks & Spencer Group plc	20,071	86,318
Marui Group Co., Ltd.	2,200	29,051
Next plc	1,755	108,819
Nordstrom, Inc.(x)	1,008	52,295
Ryohin Keikaku Co., Ltd.	300	60,433
Takashimaya Co., Ltd.	4,000	32,822
Target Corp.	4,987	342,507

		1,370,163

Specialty Retail (1.1%)
ABC-Mart, Inc.	400	27,185
Advance Auto Parts, Inc.	622	92,753
AutoNation, Inc.*	569	27,716
AutoZone, Inc.*	251	192,853
Bed Bath & Beyond, Inc.	1,403	60,483
Best Buy Co., Inc.	2,405	91,823
CarMax, Inc.*	1,674	89,308
Dixons Carphone plc	13,226	63,261
Dufry AG (Registered)*	554	69,294
Fast Retailing Co., Ltd.	600	193,200
Foot Locker, Inc.	1,176	79,639
Gap, Inc.(x)	1,920	42,701
Hennes & Mauritz AB, Class B	11,854	334,184
Hikari Tsushin, Inc.	200	18,540
Home Depot, Inc.	10,709	1,378,033
Industria de Diseno Textil S.A.	13,622	504,975
Kingfisher plc	631,199	3,081,654
L Brands, Inc.	2,083	147,414
Lowe’s Cos., Inc.	7,583	547,568
Nitori Holdings Co., Ltd.	1,000	119,647
O’Reilly Automotive, Inc.*	816	228,570
Ross Stores, Inc.	3,393	218,170
Shimamura Co., Ltd.	300	36,377
Signet Jewelers Ltd.	626	46,656
Staples, Inc.	5,535	47,324
Tiffany & Co.(x)	897	65,149
TJX Cos., Inc.	5,712	427,143
Tractor Supply Co.	1,153	77,655
Ulta Salon Cosmetics & Fragrance, Inc.*	509	121,132
Urban Outfitters, Inc.*	846	29,204
USS Co., Ltd.	2,900	49,022
Yamada Denki Co., Ltd.	7,000	34,719

		8,543,352

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	2,355	408,728
Asics Corp.	2,200	44,234
Burberry Group plc	5,211	93,258
Christian Dior SE	648	116,113
Cie Financiere Richemont S.A. (Registered)	6,352	386,759
Coach, Inc.	2,403	87,854
Hanesbrands, Inc.	3,173	80,118
Hermes International	311	126,532
HUGO BOSS AG	884	48,887
Kering	936	188,613
Li & Fung Ltd.	82,000	42,256
Luxottica Group S.p.A.	2,041	97,521
LVMH Moet Hennessy Louis Vuitton SE	3,490	594,968
Michael Kors Holdings Ltd.*	205	9,592
Michael Kors Holdings Ltd. (Dusseldorf Stock Exchange)*	1,281	59,938

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NIKE, Inc., Class B	11,697	$615,846
Pandora A/S	1,428	173,152
PVH Corp.	672	74,256
Ralph Lauren Corp.	460	46,524
Swatch Group AG	401	113,311
Swatch Group AG (Registered)	626	34,768
Under Armour, Inc., Class A(x)*	1,551	59,993
Under Armour, Inc., Class C*	1,692	57,291
VF Corp.	2,883	161,592
Yue Yuen Industrial Holdings Ltd.	11,000	45,609

		3,767,713

Total Consumer Discretionary		73,035,683

Consumer Staples (6.5%)
Beverages (1.5%)
Anheuser-Busch InBev S.A./N.V.	9,941	1,304,993
Asahi Group Holdings Ltd.	4,600	167,421
Brown-Forman Corp., Class B	1,582	75,050
Carlsberg A/S, Class B	1,373	131,173
Coca-Cola Amatil Ltd.	7,532	59,195
Coca-Cola Co.	33,753	1,428,426
Coca-Cola European Partners plc	2,683	106,711
Coca-Cola HBC AG*	1,877	43,560
Constellation Brands, Inc., Class A	1,555	258,892
Diageo plc	31,410	900,622
Dr. Pepper Snapple Group, Inc.	1,606	146,644
Heineken Holding N.V.	1,320	105,824
Heineken N.V.	2,814	247,500
Kirin Holdings Co., Ltd.	10,100	167,218
Molson Coors Brewing Co., Class B	1,591	174,692
Monster Beverage Corp.*	1,173	172,208
PepsiCo, Inc.	12,480	1,357,450
Pernod-Ricard S.A.	2,598	307,387
Remy Cointreau S.A.	287	24,493
SABMiller plc	12,134	707,083
Suntory Beverage & Food Ltd.	89,100	3,865,785
Treasury Wine Estates Ltd.	9,081	76,842

		11,829,169

Food & Staples Retailing (2.3%)
Aeon Co., Ltd.	8,300	122,453
Carrefour S.A.	7,022	181,820
Casino Guichard Perrachon S.A.	747	36,282
Colruyt S.A.(x)	894	49,571
Costco Wholesale Corp.	3,817	582,131
CVS Health Corp.	47,375	4,215,901
Distribuidora Internacional de Alimentacion S.A.	7,216	44,673
FamilyMart UNY Holdings Co., Ltd.	1,000	66,341
ICA Gruppen AB	1,037	34,228
J Sainsbury plc	18,160	57,821
Jeronimo Martins SGPS S.A.	2,995	51,930
Koninklijke Ahold Delhaize N.V.*	15,861	361,302
Kroger Co.	8,241	244,593
Lawson, Inc.	800	63,035
Metro AG(x)	61,919	1,842,443
Seven & i Holdings Co., Ltd.	9,200	434,790
Sundrug Co., Ltd.	400	33,444
Sysco Corp.	4,428	217,016
Tesco plc*	975,369	2,311,340
Tsuruha Holdings, Inc.	400	46,287
Walgreens Boots Alliance, Inc.	52,378	4,222,715
Wal-Mart Stores, Inc.	13,127	946,719
Wesfarmers Ltd.	14,061	475,710
Whole Foods Market, Inc.(x)	2,757	78,161
Wm Morrison Supermarkets plc	25,863	73,003
Woolworths Ltd.(x)	15,381	274,775

		17,068,484

Food Products (1.0%)
Ajinomoto Co., Inc.	7,000	155,929
Archer-Daniels-Midland Co.	5,077	214,097
Aryzta AG*	1,195	53,028
Associated British Foods plc	4,520	152,324
Barry Callebaut AG (Registered)*	29	38,533
Calbee, Inc.(x)	1,000	37,816
Campbell Soup Co.	1,686	92,224
Chocoladefabriken Lindt & Spruengli AG	13	75,136
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	68,250
ConAgra Foods, Inc.	3,615	170,303
Danone S.A.	7,361	545,983
General Mills, Inc.	5,209	332,751
Golden Agri-Resources Ltd.(x)	75,544	19,789
Hershey Co.	1,215	116,154
Hormel Foods Corp.	2,335	88,567
J.M. Smucker Co.	998	135,269
Kellogg Co.	2,178	168,730
Kerry Group plc, Class A	2,075	172,884
Kikkoman Corp.(x)	2,000	63,872
Kraft Heinz Co.	5,203	465,721
Marine Harvest ASA*	4,411	78,952
McCormick & Co., Inc. (Non-Voting)	988	98,721
Mead Johnson Nutrition Co.	1,613	127,443
Meiji Holdings Co., Ltd.	1,438	142,258
Mondelez International, Inc., Class A	13,523	593,659
Nestle S.A. (Registered)	39,474	3,110,299
NH Foods Ltd.	2,000	48,246
Nisshin Seifun Group, Inc.	2,815	42,833
Nissin Foods Holdings Co., Ltd.(x)	700	42,454
Orkla ASA	9,695	100,164
Tate & Lyle plc	6,224	60,476
Toyo Suisan Kaisha Ltd.	1,100	46,607
Tyson Foods, Inc., Class A	2,597	193,918
WH Group Ltd.§	64,000	51,771
Wilmar International Ltd.	21,800	51,625
Yakult Honsha Co., Ltd.(x)	1,200	54,049
Yamazaki Baking Co., Ltd.	2,000	48,961

		8,059,796

Household Products (0.6%)
Church & Dwight Co., Inc.	2,218	106,287
Clorox Co.	1,118	139,951
Colgate-Palmolive Co.	7,716	572,064
Henkel AG & Co. KGaA	1,289	150,018
Henkel AG & Co. KGaA (Preference)(q)	2,208	300,123
Kimberly-Clark Corp.	3,112	392,548
Procter & Gamble Co.	23,154	2,078,071
Reckitt Benckiser Group plc	7,957	749,849
Svenska Cellulosa AB S.C.A., Class B	7,376	218,963
Unicharm Corp.	4,900	126,928

		4,834,802

Personal Products (0.4%)
Beiersdorf AG	1,195	112,714
Estee Lauder Cos., Inc., Class A	1,923	170,301
Kao Corp.	6,200	349,221
Kose Corp.	400	40,995
L’Oreal S.A.	3,146	593,949
Pola Orbis Holdings, Inc.(x)	200	17,917
Shiseido Co., Ltd.	4,800	126,935
Unilever N.V. (CVA)	20,106	927,498
Unilever plc	16,027	759,792

		3,099,322

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.7%)
Altria Group, Inc.	16,979	$1,073,582
British American Tobacco plc	23,112	1,478,069
Imperial Brands plc	11,972	617,104
Japan Tobacco, Inc.	13,700	559,714
Philip Morris International, Inc.	13,456	1,308,192
Reynolds American, Inc.	7,153	337,264
Swedish Match AB	2,222	81,500

		5,455,425

Total Consumer Staples		50,346,998

Energy (9.1%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	65,835	3,322,692
FMC Technologies, Inc.*	1,956	58,035
Halliburton Co.	88,291	3,962,500
Helmerich & Payne, Inc.(x)	951	64,002
National Oilwell Varco, Inc.	3,258	119,699
Petrofac Ltd.	253,671	2,931,213
Saipem S.p.A.*	71,641	30,326
SBM Offshore N.V.	211,484	3,004,632
Schlumberger Ltd.	12,068	949,028
Technip S.A.(x)	1,407	86,409
Tenaris S.A.	146,671	2,083,918
Transocean Ltd.(x)*	3,299	35,167

		16,647,621

Oil, Gas & Consumable Fuels (6.9%)
Anadarko Petroleum Corp.	4,731	299,756
Apache Corp.	3,271	208,919
BP plc	1,665,617	9,700,798
Cabot Oil & Gas Corp.	3,937	101,575
Caltex Australia Ltd.	3,104	81,938
Chesapeake Energy Corp.*	5,661	35,494
Chevron Corp.	33,550	3,452,966
Cimarex Energy Co.	813	109,243
Concho Resources, Inc.*	1,233	169,353
ConocoPhillips	80,857	3,514,854
Devon Energy Corp.	4,528	199,730
Eni S.p.A.	201,853	2,908,848
EOG Resources, Inc.	4,808	464,982
EQT Corp.	1,539	111,762
Exxon Mobil Corp.	35,981	3,140,422
Galp Energia SGPS S.A.	216,083	2,954,146
Hess Corp.	2,379	127,562
Idemitsu Kosan Co., Ltd.	800	16,482
Inpex Corp.	241,700	2,191,336
JX Holdings, Inc.(x)	26,394	106,546
Kinder Morgan, Inc.	16,654	385,207
Koninklijke Vopak N.V.	944	49,549
Lundin Petroleum AB*	1,998	36,518
Marathon Oil Corp.	7,256	114,717
Marathon Petroleum Corp.	4,578	185,821
Murphy Oil Corp.	1,356	41,222
Neste Oyj	1,763	75,135
Newfield Exploration Co.*	1,742	75,707
Noble Energy, Inc.	3,703	132,345
Occidental Petroleum Corp.	6,665	486,012
Oil Search Ltd.	17,805	97,426
OMV AG	1,931	55,580
ONEOK, Inc.	1,887	96,973
Origin Energy Ltd.	22,058	92,021
Phillips 66	3,853	310,359
Pioneer Natural Resources Co.	1,471	273,091
Range Resources Corp.	1,630	63,163
Repsol S.A.	13,437	182,360
Royal Dutch Shell plc, Class A	57,130	1,417,853
Royal Dutch Shell plc, Class B	328,222	8,516,083
Santos Ltd.(x)	21,101	59,340
Showa Shell Sekiyu KK	2,500	23,198
Southwestern Energy Co.*	4,280	59,235
Spectra Energy Corp.	6,079	259,877
Statoil ASA	121,697	2,041,634
Suncor Energy, Inc.	105,468	2,927,813
Tesoro Corp.	1,021	81,231
TonenGeneral Sekiyu KK	4,000	40,511
Total S.A.	106,356	5,040,972
Valero Energy Corp.	3,972	210,516
Williams Cos., Inc.	5,901	181,338
Woodside Petroleum Ltd.	9,387	206,374

		53,715,893

Total Energy		70,363,514

Financials (16.3%)
Banks (9.5%)
ABN AMRO Group N.V. (CVA)§	2,474	51,192
Aozora Bank Ltd.(x)	14,000	48,223
Australia & New Zealand Banking Group Ltd.(x)	36,304	770,863
Banco Bilbao Vizcaya Argentaria S.A.	81,230	491,106
Banco de Sabadell S.A.(x)	64,426	82,505
Banco Popular Espanol S.A.	42,803	52,854
Banco Santander S.A.	180,245	797,041
Bangkok Bank PCL (Registered)	66,100	311,180
Bangkok Bank PCL (NVDR)	411,700	1,940,022
Bank Hapoalim B.M.	14,599	82,777
Bank Leumi Le-Israel B.M.*	19,139	72,734
Bank of America Corp.	88,440	1,384,086
Bank of East Asia Ltd.	15,800	64,490
Bank of Ireland*	380,531	79,281
Bank of Kyoto Ltd.(x)	3,000	21,998
Bank of Queensland Ltd.	4,849	42,261
Bankia S.A.	55,042	45,137
Bankinter S.A.	8,702	61,898
Barclays plc	1,740,501	3,794,971
BB&T Corp.	7,092	267,510
Bendigo & Adelaide Bank Ltd.(x)	6,113	50,494
BNP Paribas S.A.	118,358	6,085,462
BOC Hong Kong Holdings Ltd.	45,500	154,502
CaixaBank S.A.	35,008	88,445
Chiba Bank Ltd.(x)	8,000	45,463
Chugoku Bank Ltd.(x)	2,300	28,067
Citigroup, Inc.	149,111	7,042,512
Citizens Financial Group, Inc.	4,522	111,739
Comerica, Inc.	1,446	68,425
Commerzbank AG	13,822	89,112
Commonwealth Bank of Australia(x)	20,907	1,162,756
Concordia Financial Group Ltd.	13,200	57,701
Credit Agricole S.A.	12,971	127,979
Danske Bank A/S	8,581	251,293
DBS Group Holdings Ltd.	242,288	2,750,478
DNB ASA	11,966	157,207
Erste Group Bank AG*	3,656	108,280
Fifth Third Bancorp	6,633	135,711
Fukuoka Financial Group, Inc.	11,000	45,691
Hachijuni Bank Ltd.	6,000	31,288
Hana Financial Group, Inc.	62,754	1,595,945
Hang Seng Bank Ltd.	9,900	177,794
Hiroshima Bank Ltd.(x)	6,000	24,898
HSBC Holdings plc (Hong Kong Exchange)	724,328	5,381,091
HSBC Holdings plc (London Stock Exchange)	244,561	1,836,176

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Huntington Bancshares, Inc./Ohio	9,318	$91,875
ING Groep N.V.	391,660	4,828,021
Intesa Sanpaolo S.p.A.	158,394	351,638
Intesa Sanpaolo S.p.A. (RNC)	12,775	26,760
Iyo Bank Ltd.(x)	3,500	21,178
Japan Post Bank Co., Ltd.(x)	5,500	65,322
JPMorgan Chase & Co.	120,540	8,026,758
KB Financial Group, Inc. (ADR)	61,425	2,101,349
KBC Group N.V.*	3,010	175,218
KeyCorp	9,356	113,863
Kyushu Financial Group, Inc.(x)	2,700	18,427
Lloyds Banking Group plc	781,857	553,719
M&T Bank Corp.	1,332	154,645
Mebuki Financial Group, Inc.	10,530	37,737
Mediobanca S.p.A.	7,693	50,100
Mitsubishi UFJ Financial Group, Inc.	159,200	802,786
Mizrahi Tefahot Bank Ltd.	1,290	16,401
Mizuho Financial Group, Inc.	293,624	490,585
National Australia Bank Ltd.	32,793	702,421
Natixis S.A.	10,640	49,591
Nordea Bank AB	37,930	376,219
Oversea-Chinese Banking Corp., Ltd.	39,186	250,171
People’s United Financial, Inc.	2,629	41,591
PNC Financial Services Group, Inc.‡	4,260	383,783
Raiffeisen Bank International AG*	1,683	25,627
Regions Financial Corp.	10,749	106,093
Resona Holdings, Inc.	27,951	117,549
Royal Bank of Scotland Group plc*	40,934	95,057
Seven Bank Ltd.(x)	8,700	27,848
Shinsei Bank Ltd.	25,000	37,797
Shizuoka Bank Ltd.(x)	7,000	56,050
Skandinaviska Enskilda Banken AB, Class A	17,635	177,071
Societe Generale S.A.	9,231	318,567
Standard Chartered plc*	395,475	3,220,634
Sumitomo Mitsui Financial Group, Inc.	16,377	551,953
Sumitomo Mitsui Trust Holdings, Inc.	4,086	132,603
SunTrust Banks, Inc./Georgia	90,780	3,976,164
Suruga Bank Ltd.(x)	1,900	45,562
Svenska Handelsbanken AB, Class A	18,219	250,199
Swedbank AB, Class A	11,060	259,727
U.S. Bancorp	13,910	596,600
UniCredit S.p.A.	710,379	1,655,649
Unione di Banche Italiane S.p.A.	12,356	28,487
United Overseas Bank Ltd.	15,823	219,785
Wells Fargo & Co.	39,398	1,744,543
Westpac Banking Corp.	41,494	943,305
Yamaguchi Financial Group, Inc.(x)	3,000	31,968
Zions Bancorp	1,768	54,843

		72,474,477

Capital Markets (1.7%)
3i Group plc	11,306	95,166
Aberdeen Asset Management plc	11,954	50,458
Affiliated Managers Group, Inc.*	476	68,877
Ameriprise Financial, Inc.	1,384	138,082
ASX Ltd.	2,219	82,020
Bank of New York Mellon Corp.	9,188	366,417
BlackRock, Inc.‡	1,059	383,845
Charles Schwab Corp.	10,550	333,064
CME Group, Inc./Illinois	2,926	305,826
Credit Suisse Group AG (Registered)*	22,922	299,885
Daiwa Securities Group, Inc.	21,500	121,073
Deutsche Bank AG (Registered)*	16,941	220,408
Deutsche Boerse AG*	2,366	191,580
E*TRADE Financial Corp.*	2,328	67,791
Franklin Resources, Inc.	3,023	107,528
Goldman Sachs Group, Inc.	3,271	527,514
Hargreaves Lansdown plc	2,895	47,767
Hong Kong Exchanges and Clearing Ltd.(x)	14,373	379,152
ICAP plc	7,767	46,923
Intercontinental Exchange, Inc.	1,029	277,171
Invesco Ltd.	3,566	111,509
Investec plc	7,924	48,454
Japan Exchange Group, Inc.	6,300	98,580
Julius Baer Group Ltd.*	2,791	113,278
Legg Mason, Inc.	753	25,210
London Stock Exchange Group plc	3,877	140,705
Macquarie Group Ltd.(x)	3,735	235,281
Moody’s Corp.	1,461	158,197
Morgan Stanley	74,170	2,377,891
Nasdaq, Inc.	954	64,433
Nomura Holdings, Inc.	45,400	203,178
Northern Trust Corp.	1,853	125,985
Partners Group Holding AG	220	110,824
Platinum Asset Management Ltd.(x)	3,534	13,666
S&P Global, Inc.	2,287	289,443
SBI Holdings, Inc.	3,150	37,572
Schroders plc	1,399	48,887
Singapore Exchange Ltd.	11,000	60,038
State Street Corp.	3,178	221,284
T. Rowe Price Group, Inc.	2,145	142,643
UBS Group AG (Registered)	335,194	4,551,488

		13,289,093

Consumer Finance (0.9%)
Acom Co., Ltd.*	4,400	20,726
AEON Financial Service Co., Ltd.(x)	1,100	19,165
American Express Co.	35,671	2,284,371
Capital One Financial Corp.	60,187	4,323,233
Credit Saison Co., Ltd.	2,100	34,832
Discover Financial Services	3,479	196,737
Navient Corp.	2,832	40,979
Provident Financial plc	1,787	70,082
Synchrony Financial	6,874	192,472

		7,182,597

Diversified Financial Services (0.5%)
AMP Ltd.	36,614	148,535
Berkshire Hathaway, Inc., Class B*	16,465	2,378,698
Challenger Ltd.	7,350	57,358
Eurazeo S.A.	621	36,024
EXOR S.p.A.	1,350	54,715
First Pacific Co., Ltd.	24,250	17,361
Groupe Bruxelles Lambert S.A.	1,012	89,719
Industrivarden AB, Class C	2,340	43,261
Investor AB, Class B	5,797	211,834
Kinnevik AB, Class B	2,732	69,632
Leucadia National Corp.	2,877	54,778
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	18,353
Orix Corp.	16,300	240,514
Pargesa Holding S.A.	455	31,144
Wendel S.A.	290	33,864

		3,485,790

Insurance (3.7%)
Admiral Group plc	2,806	74,522
Aegon N.V.	1,017,311	3,898,077
Aflac, Inc.	3,510	252,264
Ageas	2,438	88,913
AIA Group Ltd.	150,400	1,007,697
Allianz SE (Registered)	5,640	837,161

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp.	3,235	$223,797
American International Group, Inc.	61,300	3,637,541
Aon plc	2,333	262,439
Arthur J. Gallagher & Co.	1,531	77,882
Assicurazioni Generali S.p.A.	14,349	175,108
Assurant, Inc.	507	46,771
Aviva plc	494,721	2,830,888
AXA S.A.‡	24,138	513,566
Baloise Holding AG (Registered)	657	79,462
China Life Insurance Co., Ltd., Class H	674,000	1,756,846
Chubb Ltd.	32,831	4,125,214
Cincinnati Financial Corp.	1,312	98,951
CNP Assurances S.A.	2,491	41,848
Dai-ichi Life Holdings, Inc.	13,500	185,291
Direct Line Insurance Group plc	18,344	86,737
Gjensidige Forsikring ASA	2,717	50,775
Hannover Rueck SE	788	84,411
Hartford Financial Services Group, Inc.	3,284	140,621
Insurance Australia Group Ltd.	28,915	121,406
Japan Post Holdings Co., Ltd.	5,300	66,595
Legal & General Group plc	72,548	206,062
Lincoln National Corp.	2,041	95,886
Loews Corp.	2,424	99,748
Mapfre S.A.	13,440	37,594
Marsh & McLennan Cos., Inc.	4,504	302,894
Medibank Pvt Ltd.	36,145	68,756
MetLife, Inc.	9,601	426,572
MS&AD Insurance Group Holdings, Inc.	6,411	178,846
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,084	388,666
NN Group N.V.	3,918	120,254
Old Mutual plc	62,359	163,886
Poste Italiane S.p.A.§	5,766	39,554
Principal Financial Group, Inc.	2,329	119,967
Progressive Corp.	5,037	158,666
Prudential Financial, Inc.	3,758	306,841
Prudential plc	32,113	569,957
QBE Insurance Group Ltd.	16,640	118,717
RSA Insurance Group plc	12,118	85,759
Sampo Oyj, Class A	5,578	248,120
SCOR SE	1,798	55,887
Sompo Holdings, Inc.	4,385	129,752
Sony Financial Holdings, Inc.	2,300	31,668
St. James’s Place plc	5,970	73,507
Standard Life plc	23,691	105,602
Suncorp Group Ltd.	15,709	146,020
Swiss Life Holding AG (Registered)*	375	96,912
Swiss Reinsurance AG	22,002	1,985,048
T&D Holdings, Inc.	6,400	72,157
Tokio Marine Holdings, Inc.	8,600	329,564
Torchmark Corp.	926	59,162
Travelers Cos., Inc.	2,485	284,657
Tryg A/S	1,512	30,428
UnipolSai S.p.A.	13,205	21,486
Unum Group	2,010	70,973
Willis Towers Watson plc	1,125	149,366
XL Group Ltd.	2,385	80,208
Zurich Insurance Group AG*	1,879	483,531

		28,707,456

Total Financials		125,139,413

Health Care (13.3%)
Biotechnology (2.9%)
AbbVie, Inc.	14,126	890,927
Actelion Ltd. (Registered)*	1,307	226,277
Alexion Pharmaceuticals, Inc.*	1,936	237,237
Amgen, Inc.	40,541	6,762,644
Biogen, Inc.*	1,910	597,887
BioMarin Pharmaceutical, Inc.*	20,380	1,885,558
Celgene Corp.*	34,559	3,612,452
CSL Ltd.	5,805	476,737
Genmab A/S*	715	122,526
Gilead Sciences, Inc.	77,301	6,116,055
Grifols S.A.	3,502	75,454
Regeneron Pharmaceuticals, Inc.*	655	263,323
Shire plc	11,106	717,835
Vertex Pharmaceuticals, Inc.*	2,137	186,368

		22,171,280

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	12,811	541,777
Baxter International, Inc.	4,248	202,205
Becton Dickinson and Co.	1,862	334,657
Boston Scientific Corp.*	11,929	283,910
C.R. Bard, Inc.	634	142,194
Cochlear Ltd.(x)	768	83,254
Coloplast A/S, Class B	1,501	116,398
Cooper Cos., Inc.	423	75,827
Cyberdyne, Inc.(x)*	1,100	17,228
Danaher Corp.	5,271	413,194
Dentsply Sirona, Inc.	2,013	119,633
Edwards Lifesciences Corp.*	1,872	225,688
Essilor International S.A.	2,524	325,505
Getinge AB, Class B	82,227	1,593,175
Hologic, Inc.*	2,407	93,464
Hoya Corp.	4,900	196,780
Intuitive Surgical, Inc.*	337	244,268
Medtronic plc	11,986	1,035,590
Olympus Corp.	3,500	122,101
Smith & Nephew plc	11,259	181,629
Sonova Holding AG (Registered)	621	87,892
St. Jude Medical, Inc.	2,457	195,970
Stryker Corp.	2,671	310,931
Sysmex Corp.	1,900	140,764
Terumo Corp.	4,200	161,003
Varian Medical Systems, Inc.*	809	80,520
William Demant Holding A/S*	1,840	37,560
Zimmer Biomet Holdings, Inc.	1,761	228,965

		7,592,082

Health Care Providers & Services (1.1%)
Aetna, Inc.	3,030	349,814
Alfresa Holdings Corp.	2,300	48,651
AmerisourceBergen Corp.	1,581	127,713
Anthem, Inc.	2,272	284,704
Cardinal Health, Inc.	2,753	213,908
Centene Corp.*	1,473	98,632
Cigna Corp.	2,217	288,919
DaVita, Inc.*	1,477	97,585
Express Scripts Holding Co.*	5,468	385,658
Fresenius Medical Care AG & Co. KGaA	2,682	234,108
Fresenius SE & Co. KGaA	5,056	403,294
HCA Holdings, Inc.*	2,539	192,025
Healthscope Ltd.(x)	21,288	50,435
Henry Schein, Inc.*	710	115,716
Humana, Inc.	1,288	227,834
Laboratory Corp. of America Holdings*	885	121,670
McKesson Corp.	1,973	328,998

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mediclinic International plc	4,794	$57,639
Medipal Holdings Corp.	2,100	36,325
Miraca Holdings, Inc.	700	34,903
Patterson Cos., Inc.(x)	716	32,893
Quest Diagnostics, Inc.	1,222	103,418
Ramsay Health Care Ltd.	1,797	109,159
Ryman Healthcare Ltd.	5,887	41,304
Sinopharm Group Co., Ltd., Class H	596,000	2,890,686
Sonic Healthcare Ltd.	4,960	83,782
Suzuken Co., Ltd.	960	31,685
UnitedHealth Group, Inc.	8,265	1,157,100
Universal Health Services, Inc., Class B	772	95,126

		8,243,684

Health Care Technology (0.0%)
Cerner Corp.*	2,600	160,550
M3, Inc.	2,400	81,734

		242,284

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	2,832	133,359
Illumina, Inc.*	1,272	231,072
Lonza Group AG (Registered)*	670	127,850
Mettler-Toledo International, Inc.*	231	96,981
PerkinElmer, Inc.	921	51,677
QIAGEN N.V.*	97,683	2,689,371
Thermo Fisher Scientific, Inc.	3,433	546,053
Waters Corp.*	700	110,943

		3,987,306

Pharmaceuticals (7.8%)
Allergan plc*	28,551	6,575,580
Astellas Pharma, Inc.	26,100	407,602
AstraZeneca plc	15,783	1,022,425
Bayer AG (Registered)	35,887	3,604,631
Bristol-Myers Squibb Co.	14,510	782,379
Chugai Pharmaceutical Co., Ltd.	2,600	93,882
Daiichi Sankyo Co., Ltd.(x)	7,700	184,465
Eisai Co., Ltd.	3,200	200,003
Eli Lilly & Co.	44,224	3,549,418
Endo International plc*	1,736	34,980
Galenica AG (Registered)	52	55,137
GlaxoSmithKline plc	223,118	4,754,742
Hikma Pharmaceuticals plc	1,569	41,065
Hisamitsu Pharmaceutical Co., Inc.	700	37,782
Johnson & Johnson	23,723	2,802,398
Kyowa Hakko Kirin Co., Ltd.	3,000	47,238
Mallinckrodt plc*	893	62,314
Merck & Co., Inc.	56,253	3,510,750
Merck KGaA	25,344	2,731,138
Mitsubishi Tanabe Pharma Corp.	3,000	64,122
Mylan N.V.*	3,989	152,061
Novartis AG (Registered)	53,082	4,174,436
Novo Nordisk A/S, Class B	23,707	987,763
Ono Pharmaceutical Co., Ltd.	5,200	144,376
Orion Oyj, Class B	1,363	53,725
Otsuka Holdings Co., Ltd.	4,800	218,944
Perrigo Co. plc	1,238	114,305
Pfizer, Inc.	163,765	5,546,721
Roche Holding AG	28,299	7,010,683
Sanofi	64,132	4,886,363
Santen Pharmaceutical Co., Ltd.	4,400	64,888
Shionogi & Co., Ltd.	3,700	189,122
Sumitomo Dainippon Pharma Co., Ltd.(x)	2,100	40,598
Taisho Pharmaceutical Holdings Co., Ltd.	400	40,978
Takeda Pharmaceutical Co., Ltd.(x)	8,700	416,433
Taro Pharmaceutical Industries Ltd.(x)*	191	21,107
Teva Pharmaceutical Industries Ltd.	11,410	529,925
Teva Pharmaceutical Industries Ltd. (ADR)	116,278	5,349,951
UCB S.A.	1,611	124,563
Zoetis, Inc.	4,292	223,227

		60,852,220

Total Health Care		103,088,856

Industrials (8.5%)
Aerospace & Defense (1.5%)
Airbus Group SE	7,381	446,468
BAE Systems plc	413,348	2,804,407
Boeing Co.	5,033	663,047
Cobham plc	19,174	41,720
General Dynamics Corp.	2,483	385,262
L-3 Communications Holdings, Inc.	665	100,235
Leonardo-Finmeccanica S.p.A.*	3,972	45,056
Lockheed Martin Corp.	2,190	524,987
Meggitt plc	10,669	62,375
Northrop Grumman Corp.	1,537	328,841
Raytheon Co.	2,566	349,310
Rockwell Collins, Inc.	26,299	2,218,058
Rolls-Royce Holdings plc*	23,313	217,591
Safran S.A.	3,916	281,573
Singapore Technologies Engineering Ltd.	18,200	43,349
Textron, Inc.	2,323	92,339
Thales S.A.	1,374	126,560
TransDigm Group, Inc.*	434	125,478
United Technologies Corp.	6,772	688,035
Zodiac Aerospace	95,648	2,328,896

		11,873,587

Air Freight & Logistics (0.8%)
Bollore S.A.(x)	12,032	41,832
C.H. Robinson Worldwide, Inc.	1,234	86,948
Deutsche Post AG (Registered)	11,929	372,803
Expeditors International of Washington, Inc.	1,573	81,041
FedEx Corp.	11,528	2,013,711
Royal Mail plc	11,062	70,075
United Parcel Service, Inc., Class B	32,031	3,502,910
Yamato Holdings Co., Ltd.	4,400	102,410

		6,271,730

Airlines (0.4%)
Alaska Air Group, Inc.	1,065	70,141
American Airlines Group, Inc.	4,579	167,637
ANA Holdings, Inc.	14,000	38,056
Cathay Pacific Airways Ltd.	12,000	16,762
Delta Air Lines, Inc.	6,493	255,564
Deutsche Lufthansa AG (Registered)	199,902	2,224,387
easyJet plc	2,225	29,084
International Consolidated Airlines Group S.A.	10,074	52,251
Japan Airlines Co., Ltd.	1,330	39,154
Qantas Airways Ltd.	8,028	19,258
Ryanair Holdings plc (ADR)	400	30,012
Singapore Airlines Ltd.(x)	6,000	46,408
Southwest Airlines Co.	5,376	209,073
United Continental Holdings, Inc.*	2,544	133,484

		3,331,271

Building Products (0.7%)
Allegion plc	822	56,644
Asahi Glass Co., Ltd.	13,000	84,169
Assa Abloy AB, Class B	12,577	255,373
Cie de Saint-Gobain	89,795	3,876,748

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Daikin Industries Ltd.	2,900	$270,182
Fortune Brands Home & Security, Inc.	1,311	76,169
Geberit AG (Registered)	485	212,260
Lixil Group Corp.	3,600	77,224
Masco Corp.	2,875	98,641
Toto Ltd.(x)	1,800	67,835

		5,075,245

Commercial Services & Supplies (0.3%)
Aggreko plc	3,441	42,531
Babcock International Group plc	3,318	44,516
Brambles Ltd.	19,588	180,115
Cintas Corp.	736	82,874
Dai Nippon Printing Co., Ltd.	7,000	68,598
Edenred	2,745	64,185
G4S plc	20,641	60,945
ISS A/S	1,909	79,423
Park24 Co., Ltd.(x)	1,300	42,241
Pitney Bowes, Inc.	1,492	27,095
Republic Services, Inc.	2,051	103,473
Secom Co., Ltd.	2,600	194,030
Securitas AB, Class B	4,220	70,695
Serco Group plc*	662,034	1,121,530
Societe BIC S.A.	381	56,346
Sohgo Security Services Co., Ltd.	800	42,966
Stericycle, Inc.*	734	58,823
Toppan Printing Co., Ltd.	7,000	63,159
Waste Management, Inc.	3,493	222,713

		2,626,258

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	2,393	72,323
Boskalis Westminster	1,173	41,745
Bouygues S.A.	2,652	87,869
CIMIC Group Ltd.	1,306	28,878
Eiffage S.A.	583	45,294
Ferrovial S.A.	6,338	134,833
Fluor Corp.	1,198	61,481
Hochtief AG	234	32,994
Jacobs Engineering Group, Inc.*	1,065	55,082
JGC Corp.	2,000	34,758
Kajima Corp.	11,000	76,885
Obayashi Corp.	8,400	83,263
OCI N.V.(x)*	1,185	17,471
Quanta Services, Inc.*	1,315	36,807
Shimizu Corp.	6,000	53,535
Skanska AB, Class B	4,429	103,340
Taisei Corp.	14,000	104,811
Vinci S.A.	6,127	468,504

		1,539,873

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	24,066	540,367
Acuity Brands, Inc.	379	100,283
AMETEK, Inc.	2,017	96,372
Eaton Corp. plc	3,957	260,014
Emerson Electric Co.	5,559	303,021
Fuji Electric Co., Ltd.	8,000	36,653
Legrand S.A.	3,333	196,516
Mabuchi Motor Co., Ltd.	700	38,783
Mitsubishi Electric Corp.	24,000	307,260
Nidec Corp.	2,900	266,803
OSRAM Licht AG	1,032	60,584
Prysmian S.p.A.	2,673	70,042
Rockwell Automation, Inc.	1,126	137,755
Schneider Electric SE	6,886	480,148
Vestas Wind Systems A/S	2,745	226,790

		3,121,391

Industrial Conglomerates (1.9%)
3M Co.	5,241	923,621
CK Hutchison Holdings Ltd.	200,924	2,563,549
DCC plc	1,034	94,269
General Electric Co.	77,734	2,302,481
Honeywell International, Inc.	6,585	767,745
Jardine Matheson Holdings Ltd.	3,100	189,410
Keihan Holdings Co., Ltd.(x)	6,000	41,940
Keppel Corp., Ltd.(x)	16,700	66,818
Koninklijke Philips N.V.	11,719	346,958
NWS Holdings Ltd.	19,688	32,980
Roper Technologies, Inc.	875	159,661
Seibu Holdings, Inc.(x)	2,200	36,297
Sembcorp Industries Ltd.	13,500	25,855
Siemens AG (Registered)	34,148	3,997,469
Smiths Group plc	5,273	100,059
Toshiba Corp.*	800,000	2,672,954

		14,322,066

Machinery (1.2%)
Alfa Laval AB	3,926	61,501
Alstom S.A.*	1,876	49,619
Amada Holdings Co., Ltd.	4,700	48,821
Andritz AG	1,039	56,555
Atlas Copco AB, Class A	8,094	243,527
Atlas Copco AB, Class B	4,916	134,224
Caterpillar, Inc.	5,105	453,171
CNH Industrial N.V.	12,870	92,122
Cummins, Inc.	1,328	170,183
Deere & Co.	2,508	214,058
Dover Corp.	1,330	97,941
FANUC Corp.	2,400	406,192
Flowserve Corp.	1,150	55,476
Fortive Corp.	2,589	131,780
GEA Group AG	2,165	120,089
Hino Motors Ltd.(x)	3,400	36,400
Hitachi Construction Machinery Co., Ltd.(x)	1,400	27,902
Hoshizaki Electric Co., Ltd.	600	54,803
IHI Corp.(x)	19,000	55,180
Illinois Tool Works, Inc.	2,753	329,920
IMI plc	3,626	50,411
Ingersoll-Rand plc	2,225	151,167
JTEKT Corp.	1,900	28,558
Kawasaki Heavy Industries Ltd.	16,000	49,556
Komatsu Ltd.	11,700	268,095
Kone Oyj, Class B	4,251	215,692
Kubota Corp.	12,900	195,002
Kurita Water Industries Ltd.	1,400	33,289
Makita Corp.	1,300	92,451
MAN SE	401	42,271
Metso Oyj	1,535	44,778
Minebea Co., Ltd.(x)	4,000	37,878
Mitsubishi Heavy Industries Ltd.	40,000	167,246
Nabtesco Corp.	1,600	45,296
NGK Insulators Ltd.	3,000	62,121
NSK Ltd.	5,100	52,336
PACCAR, Inc.	3,028	177,986
Parker-Hannifin Corp.	1,164	146,117
Pentair plc	1,445	92,827
Sandvik AB(x)	12,838	141,089
Schindler Holding AG	539	100,979
Schindler Holding AG (Registered)	264	49,967
Sembcorp Marine Ltd.(x)	11,700	11,312
SKF AB, Class B	4,629	79,855
SMC Corp.	700	201,929
Snap-on, Inc.	513	77,955
Stanley Black & Decker, Inc.	23,827	2,930,243

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Heavy Industries Ltd.	8,000	$39,419
THK Co., Ltd.	1,600	31,518
Volvo AB, Class B	19,482	222,185
Wartsila Oyj Abp	1,710	76,966
Weir Group plc	2,903	63,822
Xylem, Inc.	1,492	78,255
Yangzijiang Shipbuilding Holdings Ltd.	30,135	16,682
Zardoya Otis S.A.	1,937	18,626

		8,933,343

Marine (0.0%)
A. P. Moeller - Maersk A/S, Class A	53	74,692
A. P. Moeller - Maersk A/S, Class B	77	113,260
Kuehne + Nagel International AG (Registered)	654	94,820
Mitsui O.S.K. Lines Ltd.	15,000	34,907
Nippon Yusen KK	22,000	41,193

		358,872

Professional Services (0.3%)
Adecco Group AG (Registered)	2,011	113,247
Bureau Veritas S.A.	3,506	75,205
Capita plc	7,973	69,252
Dun & Bradstreet Corp.	308	42,079
Equifax, Inc.	1,029	138,483
Experian plc	12,233	245,098
Intertek Group plc	1,862	84,302
Nielsen Holdings plc	2,914	156,103
Randstad Holding N.V.	1,412	64,319
Recruit Holdings Co., Ltd.	3,300	134,247
RELX N.V.	12,159	218,341
RELX plc	13,727	260,492
Robert Half International, Inc.	1,129	42,744
SEEK Ltd.	4,362	52,102
SGS S.A. (Registered)	68	152,233
Verisk Analytics, Inc.*	1,387	112,735
Wolters Kluwer N.V.	3,661	156,669

		2,117,651

Road & Rail (0.4%)
Aurizon Holdings Ltd.	23,941	86,229
Central Japan Railway Co.	1,800	307,956
ComfortDelGro Corp., Ltd.	22,900	47,434
CSX Corp.	8,091	246,776
DSV A/S	2,378	118,751
East Japan Railway Co.	4,097	369,375
Hankyu Hanshin Holdings, Inc.	3,000	103,144
J.B. Hunt Transport Services, Inc.	745	60,449
Kansas City Southern	927	86,508
Keikyu Corp.	6,000	62,544
Keio Corp.	7,000	61,132
Keisei Electric Railway Co., Ltd.	1,500	37,435
Kintetsu Group Holdings Co., Ltd.	24,000	100,605
MTR Corp., Ltd.(x)	19,500	107,935
Nagoya Railroad Co., Ltd.(x)	12,000	65,212
Nippon Express Co., Ltd.	10,000	46,728
Norfolk Southern Corp.	2,556	248,085
Odakyu Electric Railway Co., Ltd.	3,500	77,868
Ryder System, Inc.	432	28,490
Tobu Railway Co., Ltd.	13,000	66,158
Tokyu Corp.	13,000	99,102
Union Pacific Corp.	7,215	703,680
West Japan Railway Co.	2,100	129,999

		3,261,595

Trading Companies & Distributors (0.3%)
AerCap Holdings N.V.*	2,045	78,712
Ashtead Group plc	5,935	97,774
Brenntag AG	1,840	100,407
Bunzl plc	4,179	123,651
Fastenal Co.	2,496	104,283
ITOCHU Corp.(x)	18,200	227,991
Marubeni Corp.(x)	19,300	98,943
Mitsubishi Corp.	18,200	413,703
Mitsui & Co., Ltd.(x)	20,700	286,322
Noble Group Ltd.*	132,436	14,983
Rexel S.A.	3,907	59,799
Sumitomo Corp.(x)	14,700	164,146
Toyota Tsusho Corp.	2,800	64,947
Travis Perkins plc	2,757	55,096
United Rentals, Inc.*	765	60,045
W.W. Grainger, Inc.(x)	488	109,722
Wolseley plc	3,128	176,317

		2,236,841

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	6,999	108,972
Aena S.A.§	844	124,487
Aeroports de Paris S.A.	392	38,874
Atlantia S.p.A.	5,122	130,049
Auckland International Airport Ltd.	11,009	58,937
Fraport AG Frankfurt Airport Services Worldwide	511	27,921
Groupe Eurotunnel SE (Registered)	5,619	60,746
Hutchison Port Holdings Trust(x)	55,700	24,557
Japan Airport Terminal Co., Ltd.(x)	600	22,810
Kamigumi Co., Ltd.	3,000	26,139
Mitsubishi Logistics Corp.(x)	1,000	14,420
Sydney Airport	14,373	77,230
Transurban Group	25,098	218,865

		934,007

Total Industrials		66,003,730

Information Technology (13.2%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	167,839	5,323,853
F5 Networks, Inc.*	577	71,917
Harris Corp.	1,077	98,664
Juniper Networks, Inc.	3,320	79,879
Motorola Solutions, Inc.	1,446	110,301
Nokia Oyj	71,254	412,996
Telefonaktiebolaget LM Ericsson, Class B	37,862	273,251

		6,370,861

Electronic Equipment, Instruments & Components (1.1%)
Alps Electric Co., Ltd.(x)	2,500	60,112
Amphenol Corp., Class A	2,661	172,752
Corning, Inc.	8,992	212,661
FLIR Systems, Inc.	1,176	36,950
Hamamatsu Photonics KK(x)	1,900	58,372
Hexagon AB, Class B	3,264	142,429
Hirose Electric Co., Ltd.	415	54,547
Hitachi High-Technologies Corp.	900	35,874
Hitachi Ltd.	58,400	273,144
Ingenico Group S.A.	692	60,455
Keyence Corp.	540	393,021
Knowles Corp.(x)*	205,350	2,885,168
Kyocera Corp.	3,900	187,101
Murata Manufacturing Co., Ltd.	2,400	313,042
Nippon Electric Glass Co., Ltd.	6,000	31,067
Omron Corp.(x)	87,900	3,158,461
Shimadzu Corp.	3,000	45,643
TDK Corp.	1,600	107,026
TE Connectivity Ltd.	3,090	198,934
Yaskawa Electric Corp.(x)	3,100	46,325
Yokogawa Electric Corp.	3,200	42,581

		8,515,665

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	1,488	$78,849
Alphabet, Inc., Class A*	9,627	7,740,685
Alphabet, Inc., Class C*	2,562	1,991,417
Auto Trader Group plc§	11,148	58,593
eBay, Inc.*	9,132	300,443
Facebook, Inc., Class A*	20,143	2,583,742
Kakaku.com, Inc.(x)	2,000	36,113
Mixi, Inc.(x)	600	21,629
United Internet AG (Registered)	1,684	74,506
VeriSign, Inc.(x)*	775	60,636
Yahoo! Japan Corp.	16,300	64,900
Yahoo!, Inc.*	7,663	330,275

		13,341,788

IT Services (0.9%)
Accenture plc, Class A	5,390	658,496
Alliance Data Systems Corp.*	510	109,410
Amadeus IT Group S.A., Class A	5,580	278,777
Atos SE	1,200	129,302
Automatic Data Processing, Inc.	3,992	352,094
Capgemini S.A.	2,002	196,063
Cognizant Technology Solutions Corp., Class A*	5,235	249,762
Computershare Ltd.	6,230	49,318
CSRA, Inc.	1,309	35,212
Fidelity National Information Services, Inc.	2,841	218,842
Fiserv, Inc.*	1,921	191,082
Fujitsu Ltd.	23,000	124,165
Global Payments, Inc.	1,331	102,168
International Business Machines Corp.	7,542	1,198,047
MasterCard, Inc.	8,321	846,828
Nomura Research Institute Ltd.	1,650	56,937
NTT Data Corp.	1,600	79,969
Obic Co., Ltd.	800	42,561
Otsuka Corp.	700	33,226
Paychex, Inc.	2,770	160,300
PayPal Holdings, Inc.*	9,729	398,597
Teradata Corp.*	1,090	33,790
Total System Services, Inc.	1,391	65,586
Visa, Inc., Class A	16,361	1,353,054
Western Union Co.	4,244	88,360
Worldpay Group plc§	13,521	51,910
Xerox Corp.	7,381	74,770

		7,178,626

Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.	2,656	171,179
Applied Materials, Inc.	134,380	4,051,556
ASM Pacific Technology Ltd.	3,400	28,095
ASML Holding N.V.	4,532	496,975
Broadcom Ltd.	3,431	591,916
First Solar, Inc.(x)*	587	23,181
Infineon Technologies AG	14,287	254,926
Intel Corp.	41,006	1,547,977
KLA-Tencor Corp.	1,335	93,063
Lam Research Corp.(x)	1,422	134,678
Linear Technology Corp.	2,055	121,841
Microchip Technology, Inc.	1,856	115,332
Micron Technology, Inc.*	8,960	159,309
NVIDIA Corp.	4,638	317,796
NXP Semiconductors N.V.*	3,615	368,766
Qorvo, Inc.*	1,136	63,321
QUALCOMM, Inc.	12,779	875,362
Rohm Co., Ltd.	1,000	52,712
Skyworks Solutions, Inc.	1,623	123,575
STMicroelectronics N.V.(x)	7,193	58,711
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)(x)	74,105	2,266,871
Texas Instruments, Inc.	8,748	613,935
Tokyo Electron Ltd.	2,000	176,492
Xilinx, Inc.	2,193	119,168

		12,826,737

Software (3.6%)
Activision Blizzard, Inc.	5,913	261,946
Adobe Systems, Inc.*	4,322	469,110
Autodesk, Inc.*	1,694	122,527
CA, Inc.	2,726	90,176
Check Point Software Technologies Ltd.*	1,539	119,442
Citrix Systems, Inc.*	1,382	117,774
Dassault Systemes S.A.	1,565	135,774
Electronic Arts, Inc.*	2,606	222,552
Gemalto N.V.	927	59,440
GungHo Online Entertainment, Inc.(x)	6,400	15,685
Intuit, Inc.	2,125	233,771
Konami Corp.	1,200	46,466
Microsoft Corp.	233,303	13,438,254
Mobileye N.V.*	2,072	88,205
Nexon Co., Ltd.	2,400	37,501
Nice Ltd.	797	53,296
Nintendo Co., Ltd.	1,400	370,449
Oracle Corp.	177,126	6,957,509
Oracle Corp. Japan	500	28,225
Red Hat, Inc.*	1,568	126,741
Sage Group plc	12,972	124,244
salesforce.com, Inc.*	5,583	398,235
SAP SE	44,633	4,061,068
Symantec Corp.	5,290	132,779
Trend Micro, Inc.	1,500	52,255

		27,763,424

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	84,776	9,583,927
Brother Industries Ltd.	3,100	54,603
Canon, Inc.	13,000	376,790
Catcher Technology Co., Ltd.	250,000	2,041,821
Fujifilm Holdings Corp.	5,400	199,851
Hewlett Packard Enterprise Co.	77,737	1,768,517
HP, Inc.	14,779	229,518
Konica Minolta, Inc.(x)	238,000	2,019,040
NEC Corp.	30,000	77,505
NetApp, Inc.	2,360	84,535
Ricoh Co., Ltd.(x)	8,000	72,297
Samsung Electronics Co., Ltd. (Korea Stock Exchange)	496	722,894
Samsung Electronics Co., Ltd. (GDR)(m)	12,420	8,943,811
Seagate Technology plc	2,666	102,774
Seiko Epson Corp.	3,800	73,243
Western Digital Corp.	2,524	147,578

		26,498,704

Total Information Technology		102,495,805

Materials (5.4%)
Chemicals (1.9%)
Air Liquide S.A.	4,834	517,970
Air Products & Chemicals, Inc.	1,878	282,339
Air Water, Inc.	2,000	37,743
Akzo Nobel N.V.	59,021	3,994,039
Albemarle Corp.	958	81,899
Arkema S.A.	898	83,065
Asahi Kasei Corp.	16,000	127,489
BASF SE	11,316	967,717

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CF Industries Holdings, Inc.	1,968	$47,921
Chr Hansen Holding A/S	1,312	77,990
Covestro AG§	790	46,713
Croda International plc	1,760	79,556
Daicel Corp.	4,000	50,710
Dow Chemical Co.	9,793	507,571
E.I. du Pont de Nemours & Co.	7,619	510,244
Eastman Chemical Co.	1,248	84,465
Ecolab, Inc.	2,281	277,643
EMS-Chemie Holding AG (Registered)	109	58,490
Evonik Industries AG	1,893	63,981
FMC Corp.	1,173	56,703
Fuchs Petrolub SE (Preference)(q)	921	42,044
Givaudan S.A. (Registered)	116	235,917
Hitachi Chemical Co., Ltd.	1,400	32,088
Incitec Pivot Ltd.(x)	23,083	50,059
International Flavors & Fragrances, Inc.	679	97,077
Israel Chemicals Ltd.	6,622	25,769
Johnson Matthey plc	2,226	95,148
JSR Corp.(x)	2,500	39,288
K+S AG (Registered)(x)	2,252	42,788
Kaneka Corp.	3,000	23,760
Kansai Paint Co., Ltd.(x)	3,000	65,716
Koninklijke DSM N.V.	2,291	154,732
Kuraray Co., Ltd.	4,600	68,278
Lanxess AG	1,182	73,407
Linde AG	2,289	389,005
LyondellBasell Industries N.V., Class A	27,140	2,189,111
Mitsubishi Chemical Holdings Corp.	15,700	98,703
Mitsubishi Gas Chemical Co., Inc.	2,500	35,750
Mitsui Chemicals, Inc.	12,000	57,191
Monsanto Co.	3,821	390,506
Mosaic Co.	3,155	77,171
Nippon Paint Holdings Co., Ltd.(x)	2,000	67,100
Nitto Denko Corp.	2,100	136,295
Novozymes A/S, Class B	2,901	127,582
Orica Ltd.(x)	5,042	58,822
PPG Industries, Inc.	2,299	237,625
Praxair, Inc.	2,465	297,846
Sherwin-Williams Co.	698	193,109
Shin-Etsu Chemical Co., Ltd.	4,700	328,138
Sika AG	27	131,226
Solvay S.A.	946	109,328
Sumitomo Chemical Co., Ltd.	18,000	80,038
Symrise AG	1,458	106,862
Syngenta AG (Registered)	1,161	507,670
Taiyo Nippon Sanso Corp.	2,000	20,852
Teijin Ltd.	2,600	50,430
Toray Industries, Inc.	18,000	175,129
Umicore S.A.	1,235	77,455
Yara International ASA	2,138	71,188

		15,014,451

Construction Materials (1.2%)
Boral Ltd.	10,355	53,674
CRH plc	190,325	6,363,805
Fletcher Building Ltd.	8,834	69,129
HeidelbergCement AG	22,747	2,148,631
Imerys S.A.	480	34,666
James Hardie Industries plc (CDI)(x)	5,735	89,957
LafargeHolcim Ltd.*	5,590	301,745
Martin Marietta Materials, Inc.	549	98,331
Taiheiyo Cement Corp.	16,000	46,136
Vulcan Materials Co.	1,151	130,903

		9,336,977

Containers & Packaging (0.1%)
Amcor Ltd.	14,667	170,545
Avery Dennison Corp.	732	56,942
Ball Corp.	1,503	123,171
International Paper Co.	3,553	170,473
Owens-Illinois, Inc.*	1,479	27,199
Sealed Air Corp.	1,673	76,657
Toyo Seikan Group Holdings Ltd.	2,100	36,999
WestRock Co.	2,137	103,602

		765,588

Metals & Mining (2.2%)
Alcoa, Inc.	11,279	114,369
Alumina Ltd.	33,989	38,070
Anglo American plc*	17,475	219,357
Antofagasta plc	5,347	36,230
ArcelorMittal S.A.*	23,360	142,654
BHP Billiton Ltd.	40,105	693,819
BHP Billiton plc	26,822	403,131
Boliden AB	3,528	82,845
Fortescue Metals Group Ltd.(x)	21,391	81,499
Freeport-McMoRan, Inc.	10,601	115,127
Fresnillo plc	2,927	68,870
Glencore plc*	1,832,014	5,022,456
Hitachi Metals Ltd.	3,000	36,665
Industrias Penoles S.A.B. de C.V.	75,577	1,816,678
JFE Holdings, Inc.(x)	6,400	93,316
Kobe Steel Ltd.*	3,900	35,299
Maruichi Steel Tube Ltd.(x)	600	20,727
Mitsubishi Materials Corp.	1,500	40,996
Newcrest Mining Ltd.	9,616	159,750
Newmont Mining Corp.	4,584	180,105
Nippon Steel & Sumitomo Metal Corp.	9,405	193,122
Norsk Hydro ASA	17,378	74,972
Nucor Corp.	2,747	135,839
Randgold Resources Ltd.	1,105	111,105
Rio Tinto Ltd.	5,236	207,684
Rio Tinto plc	15,495	515,596
Silver Wheaton Corp.	71,500	1,931,446
South32 Ltd.(x)	61,878	114,654
Sumitomo Metal Mining Co., Ltd.	253,000	3,497,709
thyssenkrupp AG	4,420	105,386
voestalpine AG	1,471	50,857

		16,340,333

Paper & Forest Products (0.0%)
Mondi plc	4,224	88,801
Oji Holdings Corp.	11,000	43,526
Stora Enso Oyj, Class R	7,051	62,609
UPM-Kymmene Oyj	6,585	139,057

		333,993

Total Materials		41,791,342

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)	3,714	420,908
Apartment Investment & Management Co. (REIT), Class A	1,374	63,080
Ascendas Real Estate Investment Trust (REIT)	30,917	57,356
AvalonBay Communities, Inc. (REIT)	1,186	210,918
Boston Properties, Inc. (REIT)	1,328	180,993
British Land Co. plc (REIT)	11,730	96,369
CapitaLand Commercial Trust (REIT)(x)	30,400	35,601
CapitaLand Mall Trust (REIT)	34,400	54,936

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Castle International Corp. (REIT)	2,911	$274,245
Daiwa House REIT Investment Corp. (REIT)	17	49,950
Dexus Property Group (REIT)(x)	11,648	81,906
Digital Realty Trust, Inc. (REIT)	1,269	123,245
Equinix, Inc. (REIT)	617	222,274
Equity Residential (REIT)	3,158	203,154
Essex Property Trust, Inc. (REIT)	566	126,048
Extra Space Storage, Inc. (REIT)	1,082	85,922
Federal Realty Investment Trust (REIT)	613	94,359
Fonciere des Regions (REIT)	363	33,829
Gecina S.A. (REIT)	455	71,542
General Growth Properties, Inc. (REIT)	5,037	139,021
Goodman Group (REIT)(x)	22,700	126,801
GPT Group (REIT)	22,685	88,039
Hammerson plc (REIT)	10,577	80,635
HCP, Inc. (REIT)	4,036	153,166
Host Hotels & Resorts, Inc. (REIT)	6,457	100,535
ICADE (REIT)	390	30,418
Intu Properties plc (REIT)	12,253	47,073
Iron Mountain, Inc. (REIT)	2,198	82,491
Japan Prime Realty Investment Corp. (REIT)	9	40,620
Japan Real Estate Investment Corp. (REIT)	17	101,564
Japan Retail Fund Investment Corp. (REIT)	34	83,986
Kimco Realty Corp. (REIT)	3,626	104,973
Klepierre S.A. (REIT)	2,706	124,023
Land Securities Group plc (REIT)	9,836	135,176
Link REIT (REIT)	27,000	199,220
Macerich Co. (REIT)	1,030	83,296
Mirvac Group (REIT)	49,100	84,356
Nippon Building Fund, Inc. (REIT)	17	107,585
Nippon Prologis REIT, Inc. (REIT)	20	50,590
Nomura Real Estate Master Fund, Inc. (REIT)	42	70,170
Prologis, Inc. (REIT)	4,633	248,051
Public Storage (REIT)	1,297	289,413
Realty Income Corp. (REIT)	2,226	148,986
Scentre Group (REIT)(x)	66,894	241,177
Segro plc (REIT)	8,652	50,971
Simon Property Group, Inc. (REIT)	2,726	564,309
SL Green Realty Corp. (REIT)	867	93,723
Stockland (REIT)	28,650	104,571
Suntec Real Estate Investment Trust (REIT)	33,300	42,105
UDR, Inc. (REIT)	2,301	82,813
Unibail-Rodamco SE (REIT)	1,211	326,490
United Urban Investment Corp. (REIT)(x)	38	69,203
Ventas, Inc. (REIT)	3,047	215,210
Vicinity Centres (REIT)	39,807	96,842
Vornado Realty Trust (REIT)	1,485	150,297
Welltower, Inc. (REIT)	3,085	230,665
Westfield Corp. (REIT)	24,744	184,503
Weyerhaeuser Co. (REIT)	6,455	206,173

		7,865,875

Real Estate Management & Development (0.9%)
Aeon Mall Co., Ltd.	1,570	24,791
Azrieli Group Ltd.	437	19,178
CapitaLand Ltd.	27,100	64,012
CBRE Group, Inc., Class A*	2,693	75,350
Cheung Kong Property Holdings Ltd.	143,424	1,057,771
City Developments Ltd.	3,200	21,419
Daito Trust Construction Co., Ltd.	900	143,832
Daiwa House Industry Co., Ltd.	7,200	197,202
Deutsche Wohnen AG	4,133	150,238
Global Logistic Properties Ltd.(x)	34,200	47,137
Hang Lung Properties Ltd.	30,000	68,098
Henderson Land Development Co., Ltd.	12,251	73,224
Hongkong Land Holdings Ltd.(x)	12,600	87,318
Hulic Co., Ltd.	4,100	41,844
Hysan Development Co., Ltd.	9,000	42,278
Kerry Properties Ltd.(x)	9,500	31,294
LendLease Group(x)	7,334	79,086
Mitsubishi Estate Co., Ltd.	15,000	281,209
Mitsui Fudosan Co., Ltd.	11,000	234,220
New World Development Co., Ltd.	71,133	93,145
Nomura Real Estate Holdings, Inc.	1,700	28,684
NTT Urban Development Corp.	1,300	12,550
Sino Land Co., Ltd.	32,600	58,156
Sumitomo Realty & Development Co., Ltd.	4,000	103,631
Sun Hung Kai Properties Ltd.	18,000	274,326
Swire Pacific Ltd., Class A(x)	134,260	1,453,167
Swire Properties Ltd.	666,932	1,962,596
Swiss Prime Site AG (Registered)*	904	79,280
Tokyo Tatemono Co., Ltd.	3,000	36,035
Tokyu Fudosan Holdings Corp.	7,100	38,583
UOL Group Ltd.	6,428	26,567
Vonovia SE	5,793	219,357
Wharf Holdings Ltd.	15,400	112,839
Wheelock & Co., Ltd.(x)	9,000	53,463

		7,291,880

Total Real Estate		15,157,755

Telecommunication Services (4.2%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	53,334	2,165,894
Bezeq Israeli Telecommunication Corp., Ltd.	26,067	49,134
BT Group plc	105,737	533,135
CenturyLink, Inc.	4,718	129,415
Deutsche Telekom AG (Registered)	40,267	675,010
Elisa Oyj	1,831	67,524
Frontier Communications Corp.(x)	9,961	41,438
HKT Trust & HKT Ltd.	26,414	37,275
Iliad S.A.	340	71,346
Inmarsat plc	6,041	55,278
Koninklijke KPN N.V.	42,768	141,968
Level 3 Communications, Inc.*	2,505	116,182
Nippon Telegraph & Telephone Corp.	8,556	390,756
Orange S.A.	24,808	388,202
PCCW Ltd.	61,000	37,495
Proximus SADP	1,648	49,168
SFR Group S.A.	1,353	39,755
Singapore Telecommunications Ltd.	1,243,450	3,646,097
Spark New Zealand Ltd.	23,871	62,771
Swisscom AG (Registered)	321	152,391
TDC A/S*	10,686	63,006
Telecom Italia S.p.A.	119,364	98,768
Telecom Italia S.p.A. (RNC)*	82,364	55,902
Telefonica Deutschland Holding AG	9,992	40,166
Telefonica S.A.	389,259	3,939,014
Telenor ASA	177,709	3,055,743
Telia Co. AB	31,569	141,309
Telstra Corp., Ltd.	54,576	216,757
TPG Telecom Ltd.	3,744	24,845

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Verizon Communications, Inc.	35,338	$1,836,869
Vivendi S.A.	14,271	287,574
Vocus Communications Ltd.	5,255	25,239

		18,635,426

Wireless Telecommunication Services (1.8%)
China Mobile Ltd.	201,500	2,473,987
KDDI Corp.	23,200	713,923
Millicom International Cellular S.A. (SDR)	740	38,362
NTT DoCoMo, Inc.	17,900	453,842
SoftBank Group Corp.	72,400	4,690,208
StarHub Ltd.(x)	8,019	20,282
Tele2 AB, Class B	4,200	36,228
Vodafone Group plc	1,792,802	5,140,641

		13,567,473

Total Telecommunication Services		32,202,899

Utilities (1.4%)
Electric Utilities (0.8%)
Alliant Energy Corp.	1,932	74,015
American Electric Power Co., Inc.	4,245	272,571
AusNet Services	19,264	24,235
Cheung Kong Infrastructure Holdings Ltd.	8,000	69,298
Chubu Electric Power Co., Inc.	7,900	115,021
Chugoku Electric Power Co., Inc.(x)	3,000	37,707
CLP Holdings Ltd.	20,500	212,834
Contact Energy Ltd.	8,954	32,918
Duke Energy Corp.	6,013	481,281
Edison International	2,815	203,384
EDP - Energias de Portugal S.A.	30,107	101,090
Electricite de France S.A.	3,485	42,398
Endesa S.A.	4,346	93,150
Enel S.p.A.	95,215	424,660
Entergy Corp.	1,545	118,548
Eversource Energy	2,741	148,507
Exelon Corp.	7,964	265,122
FirstEnergy Corp.	3,670	121,404
Fortum Oyj	5,790	93,526
HK Electric Investments & HK Electric Investments Ltd.§	34,000	33,384
Hokuriku Electric Power Co.(x)	2,300	28,031
Iberdrola S.A.	70,129	476,412
Kansai Electric Power Co., Inc.*	9,100	82,659
Kyushu Electric Power Co., Inc.	5,900	54,878
Mercury NZ Ltd.	11,822	26,177
NextEra Energy, Inc.	4,051	495,519
PG&E Corp.	4,365	267,007
Pinnacle West Capital Corp.	961	73,026
Power Assets Holdings Ltd.	17,500	171,412
PPL Corp.	5,849	202,200
Red Electrica Corp. S.A.	4,398	94,802
Shikoku Electric Power Co., Inc.(x)	2,500	24,695
Southern Co.	8,488	435,434
SSE plc	12,825	260,340
Terna Rete Elettrica Nazionale S.p.A.	20,620	106,320
Tohoku Electric Power Co., Inc.	5,900	76,946
Tokyo Electric Power Co., Inc.*	17,700	76,550
Xcel Energy, Inc.	4,389	180,563

		6,098,024

Gas Utilities (0.1%)
APA Group	13,380	87,465
Enagas S.A.	1,779	53,461
Gas Natural SDG S.A.	4,477	92,010
Hong Kong & China Gas Co., Ltd.	91,872	173,875
Osaka Gas Co., Ltd.(x)	24,000	100,661
Snam S.p.A.	29,854	165,398
Toho Gas Co., Ltd.(x)	4,000	37,443
Tokyo Gas Co., Ltd.	25,000	111,234

		821,547

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,512	70,829
Electric Power Development Co., Ltd.	2,000	48,038
Meridian Energy Ltd.	18,290	34,599
NRG Energy, Inc.	2,637	29,561

		183,027

Multi-Utilities (0.5%)
AGL Energy Ltd.	8,146	118,988
Ameren Corp.	2,077	102,147
CenterPoint Energy, Inc.	3,721	86,439
Centrica plc	63,305	187,244
CMS Energy Corp.	2,412	101,328
Consolidated Edison, Inc.	2,628	197,888
Dominion Resources, Inc.	5,428	403,138
DTE Energy Co.	1,551	145,282
DUET Group	30,152	58,054
E.ON SE	24,576	173,992
Engie S.A.(x)	18,127	280,805
National Grid plc	46,749	660,709
NiSource, Inc.	2,767	66,712
Public Service Enterprise Group, Inc.	4,371	183,014
RWE AG*	5,704	98,281
SCANA Corp.	1,197	86,627
Sempra Energy	2,166	232,174
Suez	3,905	64,404
Veolia Environnement S.A.	5,449	125,337
WEC Energy Group, Inc.	2,728	163,353

		3,535,916

Water Utilities (0.0%)
American Water Works Co., Inc.	1,536	114,954
Severn Trent plc	2,906	94,354
United Utilities Group plc	8,515	110,805

		320,113

Total Utilities		10,958,627

Total Common Stocks (89.3%) (Cost $553,782,867)		690,584,622

SHORT-TERM INVESTMENTS:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, IM Shares	21,744,901	21,744,901

See Notes to Portfolio of Investments.

13

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (2.1%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,400,140, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,448,000.(xx)	$2,400,000	$2,400,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,500,063, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $1,530,001.(xx)	1,500,000	1,500,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $3,709,214, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $3,783,263.(xx)	3,709,075	3,709,075
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $4,000,217, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $4,080,221.(xx)	4,000,000	4,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,300,038, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,326,000.(xx)	1,300,000	1,300,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		16,409,075

Total Short-Term Investments (4.9%) (Cost $38,153,976)		38,153,976

Total Investments (94.2%) (Cost $591,936,843)		728,738,598
Other Assets Less Liabilities (5.8%)		45,050,712

Net Assets (100%)		$773,789,310

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $553,178 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2016, the market value of these securities amounted to $8,943,811 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $18,143,862. This was secured by collateral of $16,409,075 which was received as cash and subsequently invested in short-term investments currently valued at $16,409,075, as reported in the Portfolio of Investments, and $2,608,270 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 10/6/16-11/15/45.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

14

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.5%
Austria	0.0	#
Belgium	0.3
Bermuda	0.0	#
Canada	0.6
Chile	0.0	#
China	0.6
Denmark	0.4
Finland	0.2
France	4.8
Germany	4.0
Hong Kong	2.1
Ireland	1.2
Israel	0.8
Italy	0.9
Japan	8.6
Jordan	0.0	#
Luxembourg	0.3
Macau	0.0	#
Mexico	0.3
Netherlands	4.0
New Zealand	0.0	#
Norway	0.7
Portugal	0.4
Singapore	1.1
South Africa	0.0	#
South Korea	2.1
Spain	1.0
Sweden	0.8
Switzerland	4.6
Taiwan	0.6
Thailand	0.3
United Kingdom	9.0
United States	43.0
Cash and Other	5.8

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$701,263	$—	$38,166	$513,566	$26,249	$(492)
BlackRock, Inc.	403,176	3,426	48,317	383,845	7,871	51
PNC Financial Services Group, Inc.	453,104	—	39,595	383,783	7,274	2,668

	$1,557,543	$3,426	$126,078	$1,281,194	$41,394	$2,227

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	485	December-16	$16,274,571	$16,312,053	$37,482
FTSE 100 Index	114	December-16	9,815,480	10,132,717	317,237
S&P 500 E-Mini Index	331	December-16	36,047,870	35,754,620	(293,250)
SPI 200 Index	39	December-16	3,879,092	4,041,507	162,415
TOPIX Index	76	December-16	10,020,438	9,915,487	(104,951)

					$118,933

See Notes to Portfolio of Investments.

15

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/16/16	Morgan Stanley	519	$396,183	$397,529	$(1,346)
British Pound vs. U.S. Dollar, expiring 12/16/16	Morgan Stanley	645	837,155	864,604	(27,449)
European Union Euro vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	1,281	1,444,262	1,446,707	(2,445)
Japanese Yen vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	97,529	964,935	964,865	70

					$(31,170)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/5/16	Credit Suisse	70	$53,573	$53,520	$53
Japanese Yen vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	11,110	109,116	109,920	(804)

					$(751)

					$(31,921)

See Notes to Portfolio of Investments.

16

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AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$31,371,118	$41,664,565	$—	$73,035,683
Consumer Staples	23,096,416	27,250,582	—	50,346,998
Energy	26,332,367	44,031,147	—	70,363,514
Financials	52,986,487	72,152,926	—	125,139,413
Health Care	59,358,782	43,730,074	—	103,088,856
Industrials	25,482,185	40,521,545	—	66,003,730
Information Technology	74,868,221	27,627,584	—	102,495,805
Materials	10,412,073	31,379,269	—	41,791,342
Real Estate	5,060,936	10,096,819	—	15,157,755
Telecommunication Services	4,289,799	27,913,100	—	32,202,899
Utilities	5,322,027	5,636,600	—	10,958,627
Forward Currency Contracts	—	123	—	123
Futures	517,134	—	—	517,134
Short-Term Investments
Investment Companies	21,744,901	—	—	21,744,901
Repurchase Agreements	—	16,409,075	—	16,409,075

Total Assets	$340,842,446	$388,413,409	$—	$729,255,855

Liabilities:
Forward Currency Contracts	$—	$(32,044)	$—	$(32,044)
Futures	(398,201)	—	—	(398,201)

Total Liabilities	$(398,201)	$(32,044)	$—	$(430,245)

Total	$340,444,245	$388,381,365	$—	$728,825,610

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$207,218,546
Aggregate gross unrealized depreciation	(72,846,282)

Net unrealized appreciation	$134,372,264

Federal income tax cost of investments	$594,366,334

See Notes to Portfolio of Investments.

17

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AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.4%)
BorgWarner, Inc.	73,695	$2,592,590
Delphi Automotive plc	100,556	7,171,654
Goodyear Tire & Rubber Co.	94,688	3,058,422
Johnson Controls International plc	344,232	16,017,115

		28,839,781

Automobiles (0.5%)
Ford Motor Co.	1,445,470	17,446,823
General Motors Co.	522,381	16,596,044
Harley-Davidson, Inc.	64,259	3,379,381

		37,422,248

Distributors (0.1%)
Genuine Parts Co.	55,112	5,536,001
LKQ Corp.*	116,644	4,136,196

		9,672,197

Diversified Consumer Services (0.0%)
H&R Block, Inc.	82,642	1,913,162

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	159,120	7,768,238
Chipotle Mexican Grill, Inc.(x)*	10,593	4,486,136
Darden Restaurants, Inc.	46,406	2,845,616
Marriott International, Inc., Class A	116,504	7,844,187
McDonald’s Corp.	313,834	36,203,890
Royal Caribbean Cruises Ltd.	63,127	4,731,369
Starbucks Corp.	539,294	29,197,377
Wyndham Worldwide Corp.	39,894	2,686,063
Wynn Resorts Ltd.(x)	28,873	2,812,808
Yum! Brands, Inc.	136,239	12,371,864

		110,947,548

Household Durables (0.4%)
D.R. Horton, Inc.	127,770	3,858,654
Garmin Ltd.(x)	40,262	1,937,005
Harman International Industries, Inc.	25,152	2,124,086
Leggett & Platt, Inc.	51,795	2,360,816
Lennar Corp., Class A	69,557	2,945,043
Mohawk Industries, Inc.*	23,316	4,671,127
Newell Brands, Inc.	177,194	9,331,037
PulteGroup, Inc.	110,698	2,218,388
Whirlpool Corp.	27,486	4,457,130

		33,903,286

Internet & Direct Marketing Retail (2.3%)
Amazon.com, Inc.*	144,691	121,151,221
Expedia, Inc.	44,292	5,169,762
Netflix, Inc.*	157,291	15,501,028
Priceline Group, Inc.*	18,314	26,948,868
TripAdvisor, Inc.(x)*	42,576	2,689,952

		171,460,831

Leisure Products (0.1%)
Hasbro, Inc.	43,025	3,413,173
Mattel, Inc.	125,239	3,792,237

		7,205,410

Media (2.7%)
CBS Corp. (Non-Voting), Class B	149,012	8,156,917
Charter Communications, Inc., Class A*	79,928	21,578,162
Comcast Corp., Class A	881,856	58,502,328
Discovery Communications, Inc., Class A*	60,611	1,631,648
Discovery Communications, Inc., Class C*	84,894	2,233,561
Interpublic Group of Cos., Inc.	153,221	3,424,489
News Corp., Class A	147,871	2,067,237
News Corp., Class B	50,528	718,508
Omnicom Group, Inc.	87,527	7,439,795
Scripps Networks Interactive, Inc., Class A	36,036	2,287,926
TEGNA, Inc.	78,562	1,717,365
Time Warner, Inc.	285,951	22,764,559
Twenty-First Century Fox, Inc., Class A	390,261	9,452,121
Twenty-First Century Fox, Inc., Class B	179,073	4,430,266
Viacom, Inc., Class B	126,644	4,825,136
Walt Disney Co.	543,302	50,451,024

		201,681,042

Multiline Retail (0.5%)
Dollar General Corp.	95,258	6,667,107
Dollar Tree, Inc.*	86,246	6,807,397
Kohl’s Corp.	63,338	2,771,038
Macy’s, Inc.	113,227	4,195,060
Nordstrom, Inc.(x)	41,805	2,168,843
Target Corp.	211,328	14,514,007

		37,123,452

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	26,861	4,005,512
AutoNation, Inc.*	22,798	1,110,491
AutoZone, Inc.*	10,672	8,199,724
Bed Bath & Beyond, Inc.	56,321	2,427,998
Best Buy Co., Inc.	101,524	3,876,186
CarMax, Inc.*	69,690	3,717,962
Foot Locker, Inc.	49,715	3,366,700
Gap, Inc.(x)	82,001	1,823,702
Home Depot, Inc.	453,740	58,387,264
L Brands, Inc.	88,259	6,246,089
Lowe’s Cos., Inc.	321,604	23,223,025
O’Reilly Automotive, Inc.*	34,486	9,659,873
Ross Stores, Inc.	143,687	9,239,074
Signet Jewelers Ltd.	28,002	2,086,989
Staples, Inc.	251,282	2,148,461
Tiffany & Co.(x)	38,584	2,802,356
TJX Cos., Inc.	239,856	17,936,432
Tractor Supply Co.	49,870	3,358,745
Ulta Salon Cosmetics & Fragrance, Inc.*	21,543	5,126,803
Urban Outfitters, Inc.*	32,559	1,123,937

		169,867,323

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	103,851	3,796,793
Hanesbrands, Inc.	139,110	3,512,528
Michael Kors Holdings Ltd.*	63,505	2,971,399
NIKE, Inc., Class B	496,000	26,114,399
PVH Corp.	28,755	3,177,428
Ralph Lauren Corp.	20,652	2,088,743
Under Armour, Inc., Class A(x)*	69,916	2,704,351
Under Armour, Inc., Class C*	71,067	2,406,329
VF Corp.	123,036	6,896,167

		53,668,137

Total Consumer Discretionary		863,704,417

Consumer Staples (8.9%)
Beverages (2.1%)
Brown-Forman Corp., Class B	67,081	3,182,323
Coca-Cola Co.	1,429,982	60,516,838
Constellation Brands, Inc., Class A	65,054	10,830,840
Dr. Pepper Snapple Group, Inc.	66,764	6,096,221
Molson Coors Brewing Co., Class B	67,504	7,411,939
Monster Beverage Corp.*	49,692	7,295,283
PepsiCo, Inc.	528,709	57,507,678

		152,841,122

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	161,917	$24,693,962
CVS Health Corp.	391,117	34,805,502
Kroger Co.	346,614	10,287,504
Sysco Corp.	186,156	9,123,506
Walgreens Boots Alliance, Inc.	312,801	25,218,017
Wal-Mart Stores, Inc.	556,160	40,110,258
Whole Foods Market, Inc.(x)	115,101	3,263,113

		147,501,862

Food Products (1.5%)
Archer-Daniels-Midland Co.	211,865	8,934,347
Campbell Soup Co.	71,425	3,906,948
ConAgra Foods, Inc.	153,154	7,215,085
General Mills, Inc.	220,953	14,114,478
Hershey Co.	51,195	4,894,242
Hormel Foods Corp.	99,024	3,755,980
J.M. Smucker Co.	41,956	5,686,716
Kellogg Co.	94,393	7,312,626
Kraft Heinz Co.	220,386	19,726,751
McCormick & Co., Inc. (Non-Voting)	42,723	4,268,882
Mead Johnson Nutrition Co.	68,729	5,430,278
Mondelez International, Inc., Class A	573,170	25,162,163
Tyson Foods, Inc., Class A	109,402	8,169,047

		118,577,543

Household Products (1.8%)
Church & Dwight Co., Inc.	96,770	4,637,218
Clorox Co.	47,596	5,958,067
Colgate-Palmolive Co.	326,877	24,234,661
Kimberly-Clark Corp.	132,341	16,693,494
Procter & Gamble Co.(x)	981,419	88,082,355

		139,605,795

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	81,230	7,193,729

Tobacco (1.5%)
Altria Group, Inc.	719,310	45,481,971
Philip Morris International, Inc.	570,636	55,477,232
Reynolds American, Inc.	304,093	14,337,985

		115,297,188

Total Consumer Staples		681,017,239

Energy (6.5%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	155,872	7,866,860
FMC Technologies, Inc.*	80,983	2,402,766
Halliburton Co.	315,880	14,176,694
Helmerich & Payne, Inc.(x)	40,598	2,732,245
National Oilwell Varco, Inc.	140,445	5,159,949
Schlumberger Ltd.	511,566	40,229,551
Transocean Ltd.(x)*	119,741	1,276,439

		73,844,504

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	200,621	12,711,347
Apache Corp.	139,056	8,881,507
Cabot Oil & Gas Corp.	171,105	4,414,509
Chesapeake Energy Corp.(x)*	242,906	1,523,021
Chevron Corp.	693,579	71,383,150
Cimarex Energy Co.	35,150	4,723,106
Concho Resources, Inc.*	52,253	7,176,950
ConocoPhillips	458,235	19,919,475
Devon Energy Corp.	193,077	8,516,626
EOG Resources, Inc.	201,859	19,521,784
EQT Corp.	62,894	4,567,362
Exxon Mobil Corp.	1,524,254	133,036,888
Hess Corp.	98,204	5,265,698
Kinder Morgan, Inc.	705,467	16,317,452
Marathon Oil Corp.	302,689	4,785,513
Marathon Petroleum Corp.	193,102	7,838,010
Murphy Oil Corp.	63,857	1,941,253
Newfield Exploration Co.*	75,368	3,275,493
Noble Energy, Inc.	158,915	5,679,622
Occidental Petroleum Corp.	282,319	20,586,701
ONEOK, Inc.	74,545	3,830,868
Phillips 66	163,410	13,162,676
Pioneer Natural Resources Co.	62,323	11,570,265
Range Resources Corp.	69,150	2,679,563
Southwestern Energy Co.*	186,572	2,582,156
Spectra Energy Corp.	257,737	11,018,257
Tesoro Corp.	45,223	3,597,942
Valero Energy Corp.	170,432	9,032,896
Williams Cos., Inc.	250,985	7,712,769

		427,252,859

Total Energy		501,097,363

Financials (11.5%)
Banks (4.8%)
Bank of America Corp.	3,747,005	58,640,628
BB&T Corp.	298,972	11,277,224
Citigroup, Inc.	1,067,453	50,415,805
Citizens Financial Group, Inc.	186,510	4,608,662
Comerica, Inc.	62,703	2,967,106
Fifth Third Bancorp	281,536	5,760,227
Huntington Bancshares, Inc./Ohio	397,143	3,915,830
JPMorgan Chase & Co.	1,328,028	88,433,386
KeyCorp	393,691	4,791,219
M&T Bank Corp.	57,780	6,708,258
People’s United Financial, Inc.	120,507	1,906,421
PNC Financial Services Group, Inc.‡	179,305	16,153,587
Regions Financial Corp.	464,374	4,583,371
SunTrust Banks, Inc./Georgia	182,971	8,014,130
U.S. Bancorp	591,692	25,377,670
Wells Fargo & Co.	1,669,081	73,906,907
Zions Bancorp	71,213	2,209,027

		369,669,458

Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	20,079	2,905,431
Ameriprise Financial, Inc.	59,317	5,918,057
Bank of New York Mellon Corp.	390,080	15,556,390
BlackRock, Inc.‡	44,839	16,252,344
Charles Schwab Corp.	442,679	13,975,376
CME Group, Inc./Illinois	124,520	13,014,830
E*TRADE Financial Corp.*	102,105	2,973,298
Franklin Resources, Inc.	129,212	4,596,071
Goldman Sachs Group, Inc.	138,624	22,355,892
Intercontinental Exchange, Inc.	43,857	11,813,322
Invesco Ltd.	152,398	4,765,485
Legg Mason, Inc.	32,332	1,082,475
Moody’s Corp.	61,792	6,690,838
Morgan Stanley	541,133	17,348,724
Nasdaq, Inc.	43,725	2,953,187
Northern Trust Corp.	76,852	5,225,167
S&P Global, Inc.	97,782	12,375,290
State Street Corp.	134,722	9,380,693
T. Rowe Price Group, Inc.	92,929	6,179,779

		175,362,649

Consumer Finance (0.7%)
American Express Co.	285,444	18,279,833
Capital One Financial Corp.	186,291	13,381,283
Discover Financial Services	146,840	8,303,802
Navient Corp.	116,338	1,683,411
Synchrony Financial	291,213	8,153,964

		49,802,293

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	697,533	$100,772,592
Leucadia National Corp.	116,490	2,217,970

		102,990,562

Insurance (2.4%)
Aflac, Inc.	149,353	10,734,000
Allstate Corp.	137,410	9,506,024
American International Group, Inc.	373,915	22,188,116
Aon plc	98,115	11,036,956
Arthur J. Gallagher & Co.	64,112	3,261,377
Assurant, Inc.	20,909	1,928,855
Chubb Ltd.	170,631	21,439,785
Cincinnati Financial Corp.	54,912	4,141,463
Hartford Financial Services Group, Inc.	140,594	6,020,235
Lincoln National Corp.	85,296	4,007,206
Loews Corp.	101,598	4,180,758
Marsh & McLennan Cos., Inc.	188,920	12,704,870
MetLife, Inc.	406,805	18,074,346
Principal Financial Group, Inc.	96,365	4,963,761
Progressive Corp.	211,713	6,668,960
Prudential Financial, Inc.	159,026	12,984,473
Torchmark Corp.	40,254	2,571,828
Travelers Cos., Inc.	105,103	12,039,549
Unum Group	87,037	3,073,276
Willis Towers Watson plc	47,688	6,331,536
XL Group Ltd.	101,066	3,398,850

		181,256,224

Total Financials		879,081,186

Health Care (13.2%)
Biotechnology (2.7%)
AbbVie, Inc.	598,481	37,746,197
Alexion Pharmaceuticals, Inc.*	83,235	10,199,617
Amgen, Inc.	274,973	45,868,245
Biogen, Inc.*	80,622	25,237,105
Celgene Corp.*	285,149	29,806,625
Gilead Sciences, Inc.	484,759	38,354,132
Regeneron Pharmaceuticals, Inc.*	27,741	11,152,437
Vertex Pharmaceuticals, Inc.*	91,900	8,014,599

		206,378,957

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	543,328	22,977,341
Baxter International, Inc.	179,976	8,566,858
Becton Dickinson and Co.	77,914	14,003,483
Boston Scientific Corp.*	505,792	12,037,850
C.R. Bard, Inc.	26,978	6,050,626
Cooper Cos., Inc.	17,916	3,211,622
Danaher Corp.	223,291	17,503,781
Dentsply Sirona, Inc.	84,721	5,034,969
Edwards Lifesciences Corp.*	77,753	9,373,902
Hologic, Inc.*	101,957	3,958,990
Intuitive Surgical, Inc.*	14,258	10,334,626
Medtronic plc	507,930	43,885,151
St. Jude Medical, Inc.	106,081	8,461,021
Stryker Corp.	113,449	13,206,598
Varian Medical Systems, Inc.*	34,828	3,466,431
Zimmer Biomet Holdings, Inc.	74,078	9,631,622

		191,704,871

Health Care Providers & Services (2.3%)
Aetna, Inc.	128,473	14,832,208
AmerisourceBergen Corp.	66,769	5,393,600
Anthem, Inc.	96,239	12,059,709
Cardinal Health, Inc.	116,728	9,069,766
Centene Corp.*	61,535	4,120,384
Cigna Corp.	94,299	12,289,046
DaVita, Inc.	62,839	4,151,773
Express Scripts Holding Co.*	231,916	16,357,035
HCA Holdings, Inc.*	108,531	8,208,200
Henry Schein, Inc.*	30,378	4,951,006
Humana, Inc.	54,940	9,718,337
Laboratory Corp. of America Holdings*	37,846	5,203,068
McKesson Corp.	82,821	13,810,402
Patterson Cos., Inc.(x)	30,496	1,400,986
Quest Diagnostics, Inc.	50,488	4,272,799
UnitedHealth Group, Inc.	350,154	49,021,559
Universal Health Services, Inc., Class B	33,823	4,167,670

		179,027,548

Health Care Technology (0.1%)
Cerner Corp.*	111,307	6,873,207

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	121,044	5,699,962
Illumina, Inc.*	53,281	9,679,026
Mettler-Toledo International, Inc.*	9,790	4,110,136
PerkinElmer, Inc.	39,265	2,203,159
Thermo Fisher Scientific, Inc.	144,983	23,060,996
Waters Corp.*	28,935	4,585,908

		49,339,187

Pharmaceuticals (5.0%)
Allergan plc*	145,633	33,540,736
Bristol-Myers Squibb Co.	614,671	33,143,060
Eli Lilly & Co.	358,141	28,744,397
Endo International plc*	73,004	1,471,031
Johnson & Johnson	1,005,112	118,733,882
Mallinckrodt plc*	37,874	2,642,848
Merck & Co., Inc.	1,016,475	63,438,205
Mylan N.V.*	169,002	6,442,356
Perrigo Co. plc	51,515	4,756,380
Pfizer, Inc.	2,229,906	75,526,916
Zoetis, Inc.	181,848	9,457,914

		377,897,725

Total Health Care		1,011,221,495

Industrials (8.8%)
Aerospace & Defense (1.9%)
Boeing Co.	213,231	28,091,052
General Dynamics Corp.	104,629	16,234,236
L-3 Communications Holdings, Inc.	29,066	4,381,118
Lockheed Martin Corp.	92,842	22,256,084
Northrop Grumman Corp.	65,540	14,022,283
Raytheon Co.	108,333	14,747,371
Rockwell Collins, Inc.	48,290	4,072,779
Textron, Inc.	102,025	4,055,494
TransDigm Group, Inc.*	18,419	5,325,301
United Technologies Corp.	285,681	29,025,190

		142,210,908

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	52,445	3,695,275
Expeditors International of Washington, Inc.	67,687	3,487,234
FedEx Corp.	89,639	15,658,141
United Parcel Service, Inc., Class B	254,164	27,795,375

		50,636,025

Airlines (0.5%)
Alaska Air Group, Inc.	45,202	2,977,004
American Airlines Group, Inc.	194,710	7,128,333
Delta Air Lines, Inc.	275,092	10,827,621
Southwest Airlines Co.	225,729	8,778,601
United Continental Holdings, Inc.*	107,887	5,660,831

		35,372,390

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.1%)
Allegion plc	33,239	$2,290,499
Fortune Brands Home & Security, Inc.	55,767	3,240,063
Masco Corp.	120,656	4,139,708

		9,670,270

Commercial Services & Supplies (0.3%)
Cintas Corp.	31,460	3,542,396
Pitney Bowes, Inc.	71,605	1,300,347
Republic Services, Inc.	84,407	4,258,333
Stericycle, Inc.*	31,331	2,510,866
Waste Management, Inc.	147,459	9,401,986

		21,013,928

Construction & Engineering (0.1%)
Fluor Corp.	51,929	2,664,996
Jacobs Engineering Group, Inc.*	47,328	2,447,804
Quanta Services, Inc.*	56,297	1,575,753

		6,688,553

Electrical Equipment (0.5%)
Acuity Brands, Inc.	16,633	4,401,092
AMETEK, Inc.	84,878	4,055,471
Eaton Corp. plc	166,268	10,925,470
Emerson Electric Co.	236,716	12,903,389
Rockwell Automation, Inc.	47,004	5,750,469

		38,035,891

Industrial Conglomerates (2.2%)
3M Co.	222,007	39,124,294
General Electric Co.	3,295,244	97,605,126
Honeywell International, Inc.	280,555	32,709,907
Roper Technologies, Inc.	37,065	6,763,251

		176,202,578

Machinery (1.3%)
Caterpillar, Inc.	215,988	19,173,256
Cummins, Inc.	57,029	7,308,266
Deere & Co.	106,280	9,070,998
Dover Corp.	57,847	4,259,853
Flowserve Corp.	46,584	2,247,212
Fortive Corp.	112,350	5,718,615
Illinois Tool Works, Inc.	116,869	14,005,581
Ingersoll-Rand plc	94,013	6,387,243
PACCAR, Inc.	128,009	7,524,369
Parker-Hannifin Corp.	50,193	6,300,727
Pentair plc	61,227	3,933,222
Snap-on, Inc.	21,393	3,250,880
Stanley Black & Decker, Inc.	55,862	6,869,909
Xylem, Inc.	67,197	3,524,483

		99,574,614

Professional Services (0.3%)
Dun & Bradstreet Corp.	12,865	1,757,616
Equifax, Inc.	44,715	6,017,745
Nielsen Holdings plc	123,571	6,619,698
Robert Half International, Inc.	47,596	1,801,985
Verisk Analytics, Inc.*	59,296	4,819,579

		21,016,623

Road & Rail (0.8%)
CSX Corp.	348,966	10,643,463
J.B. Hunt Transport Services, Inc.	32,467	2,634,372
Kansas City Southern	40,962	3,822,574
Norfolk Southern Corp.	108,043	10,486,654
Ryder System, Inc.	18,694	1,232,869
Union Pacific Corp.	306,230	29,866,612

		58,686,544

Trading Companies & Distributors (0.1%)
Fastenal Co.	105,653	4,414,182
United Rentals, Inc.*	30,661	2,406,582
W.W. Grainger, Inc.(x)	20,301	4,564,477

		11,385,241

Total Industrials		670,493,565

Information Technology (19.0%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,849,158	58,655,293
F5 Networks, Inc.*	23,974	2,988,119
Harris Corp.	45,969	4,211,220
Juniper Networks, Inc.	142,108	3,419,118
Motorola Solutions, Inc.	61,983	4,728,063

		74,001,813

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	115,036	7,468,137
Corning, Inc.	380,926	9,008,900
FLIR Systems, Inc.	49,648	1,559,940
TE Connectivity Ltd.	130,161	8,379,765

		26,416,742

Internet Software & Services (4.0%)
Akamai Technologies, Inc.*	66,575	3,527,809
Alphabet, Inc., Class A*	108,341	87,112,665
Alphabet, Inc., Class C*	108,646	84,449,449
eBay, Inc.*	385,854	12,694,597
Facebook, Inc., Class A*	853,409	109,466,773
VeriSign, Inc.(x)*	33,795	2,644,121
Yahoo!, Inc.*	320,928	13,831,997

		313,727,411

IT Services (3.4%)
Accenture plc, Class A	229,337	28,018,101
Alliance Data Systems Corp.*	20,908	4,485,393
Automatic Data Processing, Inc.	168,080	14,824,656
Cognizant Technology Solutions Corp., Class A*	224,378	10,705,074
CSRA, Inc.	55,365	1,489,319
Fidelity National Information Services, Inc.	120,441	9,277,570
Fiserv, Inc.*	80,834	8,040,558
Global Payments, Inc.	55,800	4,283,208
International Business Machines Corp.	319,787	50,798,165
MasterCard, Inc.	352,521	35,876,062
Paychex, Inc.	119,855	6,936,009
PayPal Holdings, Inc.*	412,432	16,897,339
Teradata Corp.*	49,195	1,525,045
Total System Services, Inc.	59,414	2,801,370
Visa, Inc., Class A	693,787	57,376,185
Western Union Co.(x)	179,616	3,739,605
Xerox Corp.	312,728	3,167,935

		260,241,594

Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices, Inc.	113,250	7,298,963
Applied Materials, Inc.	396,411	11,951,792
Broadcom Ltd.	145,354	25,076,472
First Solar, Inc.(x)*	26,800	1,058,332
Intel Corp.	1,738,441	65,626,147
KLA-Tencor Corp.	57,912	4,037,046
Lam Research Corp.(x)	60,088	5,690,934
Linear Technology Corp.	88,408	5,241,710
Microchip Technology, Inc.(x)	78,184	4,858,354
Micron Technology, Inc.*	369,559	6,570,759
NVIDIA Corp.	196,695	13,477,541
Qorvo, Inc.*	49,089	2,736,221
QUALCOMM, Inc.	541,375	37,084,188
Skyworks Solutions, Inc.	68,544	5,218,940
Texas Instruments, Inc.	370,588	26,007,866
Xilinx, Inc.	90,838	4,936,137

		226,871,402

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Software (3.9%)
Activision Blizzard, Inc.	250,673	$11,104,814
Adobe Systems, Inc.*	182,641	19,823,854
Autodesk, Inc.*	71,742	5,189,099
CA, Inc.	115,541	3,822,096
Citrix Systems, Inc.*	56,425	4,808,539
Electronic Arts, Inc.*	109,727	9,370,686
Intuit, Inc.	90,094	9,911,241
Microsoft Corp.	2,864,648	165,003,724
Oracle Corp.	1,105,784	43,435,195
Red Hat, Inc.*	66,970	5,413,185
salesforce.com, Inc.*	236,723	16,885,452
Symantec Corp.	224,258	5,628,876

		300,396,761

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	1,980,598	223,906,604
Hewlett Packard Enterprise Co.	614,327	13,975,939
HP, Inc.	628,171	9,755,496
NetApp, Inc.	103,694	3,714,319
Seagate Technology plc	106,628	4,110,509
Western Digital Corp.	104,925	6,134,965

		261,597,832

Total Information Technology		1,463,253,555

Materials (2.6%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	79,586	11,964,959
Albemarle Corp.	40,820	3,489,702
CF Industries Holdings, Inc.	82,059	1,998,137
Dow Chemical Co.	416,478	21,586,054
E.I. du Pont de Nemours & Co.	321,811	21,551,682
Eastman Chemical Co.	54,823	3,710,421
Ecolab, Inc.	96,522	11,748,658
FMC Corp.	46,273	2,236,837
International Flavors & Fragrances, Inc.	29,706	4,247,067
LyondellBasell Industries N.V., Class A	125,276	10,104,762
Monsanto Co.	161,459	16,501,109
Mosaic Co.	132,236	3,234,493
PPG Industries, Inc.	98,658	10,197,291
Praxair, Inc.	104,984	12,685,217
Sherwin-Williams Co.	29,477	8,155,107

		143,411,496

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	22,601	4,048,065
Vulcan Materials Co.	48,527	5,518,976

		9,567,041

Containers & Packaging (0.3%)
Avery Dennison Corp.	34,189	2,659,562
Ball Corp.	63,264	5,184,485
International Paper Co.	151,156	7,252,465
Owens-Illinois, Inc.*	56,237	1,034,198
Sealed Air Corp.	71,969	3,297,620
WestRock Co.	91,777	4,449,349

		23,877,679

Metals & Mining (0.3%)
Alcoa, Inc.	479,779	4,864,959
Freeport-McMoRan, Inc.	440,571	4,784,601
Newmont Mining Corp.	194,180	7,629,332
Nucor Corp.	116,209	5,746,535

		23,025,427

Total Materials		199,881,643

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)	157,279	17,824,429
Apartment Investment & Management Co. (REIT), Class A	58,762	2,697,763
AvalonBay Communities, Inc. (REIT)	50,746	9,024,669
Boston Properties, Inc. (REIT)	56,500	7,700,385
Crown Castle International Corp. (REIT)	125,284	11,803,006
Digital Realty Trust, Inc. (REIT)	55,339	5,374,524
Equinix, Inc. (REIT)	26,124	9,411,171
Equity Residential (REIT)	132,297	8,510,666
Essex Property Trust, Inc. (REIT)	23,888	5,319,858
Extra Space Storage, Inc. (REIT)	47,650	3,783,887
Federal Realty Investment Trust (REIT)	25,745	3,962,928
General Growth Properties, Inc. (REIT)	218,912	6,041,971
HCP, Inc. (REIT)	172,597	6,550,056
Host Hotels & Resorts, Inc. (REIT)	275,188	4,284,677
Iron Mountain, Inc. (REIT)	92,958	3,488,714
Kimco Realty Corp. (REIT)	158,815	4,597,694
Macerich Co. (REIT)	43,064	3,482,586
Prologis, Inc. (REIT)	196,231	10,506,208
Public Storage (REIT)	55,171	12,310,857
Realty Income Corp. (REIT)	96,906	6,485,919
Simon Property Group, Inc. (REIT)	115,587	23,927,664
SL Green Realty Corp. (REIT)	36,956	3,994,944
UDR, Inc. (REIT)	96,196	3,462,094
Ventas, Inc. (REIT)	129,100	9,118,333
Vornado Realty Trust (REIT)	62,164	6,291,618
Welltower, Inc. (REIT)	131,746	9,850,648
Weyerhaeuser Co. (REIT)	278,644	8,899,889

		208,707,158

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	108,376	3,032,360

Total Real Estate		211,739,518

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	2,261,765	91,850,277
CenturyLink, Inc.	200,058	5,487,591
Frontier Communications Corp.(x)	439,577	1,828,640
Level 3 Communications, Inc.*	107,635	4,992,111
Verizon Communications, Inc.	1,498,664	77,900,555

Total Telecommunication Services		182,059,174

Utilities (3.0%)
Electric Utilities (1.8%)
Alliant Energy Corp.	82,607	3,164,674
American Electric Power Co., Inc.	181,264	11,638,961
Duke Energy Corp.	254,735	20,388,990
Edison International	119,020	8,599,195
Entergy Corp.	65,393	5,017,605
Eversource Energy	118,703	6,431,329
Exelon Corp.	338,821	11,279,351
FirstEnergy Corp.	159,692	5,282,611
NextEra Energy, Inc.	171,596	20,989,624
PG&E Corp.	185,114	11,323,423
Pinnacle West Capital Corp.	39,085	2,970,069
PPL Corp.	251,723	8,702,064
Southern Co.	359,684	18,451,789
Xcel Energy, Inc.	185,977	7,651,094

		141,890,779

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	238,030	3,058,685

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NRG Energy, Inc.	112,851	$1,265,060

		4,323,745

Multi-Utilities (1.0%)
Ameren Corp.	89,030	4,378,495
CenterPoint Energy, Inc.	160,815	3,735,732
CMS Energy Corp.	101,811	4,277,080
Consolidated Edison, Inc.	113,466	8,543,990
Dominion Resources, Inc.	230,024	17,083,883
DTE Energy Co.	67,283	6,302,399
NiSource, Inc.	119,183	2,873,502
Public Service Enterprise Group, Inc.	184,729	7,734,603
SCANA Corp.	53,161	3,847,262
Sempra Energy	91,849	9,845,294
WEC Energy Group, Inc.	117,774	7,052,307

		75,674,547

Water Utilities (0.1%)
American Water Works Co., Inc.	65,732	4,919,383

Total Utilities		226,808,454

Total Common Stocks (90.0%) (Cost $5,379,144,837)		6,890,357,609

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,750,178, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $4,845,001.(xx)	$4,750,000	4,750,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $4,400,257, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $4,488,000.(xx)	4,400,000	4,400,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $3,400,142, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $3,468,002.(xx)	3,400,000	3,400,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $11,746,952, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $11,981,461.(xx)	11,746,511	11,746,511
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $14,875,806, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $15,173,323.(xx)	14,875,000	14,875,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $4,000,389, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $4,080,170.(xx)	4,000,000	4,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $6,500,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $6,630,000.(xx)	$6,500,000	$6,500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $2,800,082, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $2,856,000.(xx)	2,800,000	2,800,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $4,000,153, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $4,080,082.(xx)	4,000,000	4,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $1,000,070, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $5,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $5,100,001.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		64,471,511

Total Short-Term Investments (0.8%) (Cost $64,471,511)		64,471,511

Total Investments (90.8%) (Cost $5,443,616,348)		6,954,829,120
Other Assets Less Liabilities (9.2%)		706,287,962

Net Assets (100%)		$7,661,117,082

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $63,118,202. This was secured by collateral of $64,471,511 which was received as cash and subsequently invested in short-term investments currently valued at $64,471,511, as reported in the Portfolio of Investments, and $43,177 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 10/6/16-11/15/45.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$15,094,230	$474,590	$330,187	$16,252,344	$310,984	$(1,585)
PNC Financial Services Group, Inc.	17,065,256	364,059	361,017	16,153,587	283,767	(5,833)

	$32,159,486	$838,649	$691,204	$32,405,931	$594,751	$(7,418)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	7,162	December-16	$779,984,426	$773,639,240	$(6,345,186)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$863,704,417	$—	$—	$863,704,417
Consumer Staples	681,017,239	—	—	681,017,239
Energy	501,097,363	—	—	501,097,363
Financials	879,081,186	—	—	879,081,186
Health Care	1,011,221,495	—	—	1,011,221,495
Industrials	670,493,565	—	—	670,493,565
Information Technology	1,463,253,555	—	—	1,463,253,555
Materials	199,881,643	—	—	199,881,643
Real Estate	211,739,518	—	—	211,739,518
Telecommunication Services	182,059,174	—	—	182,059,174
Utilities	226,808,454	—	—	226,808,454
Short-Term Investments
Repurchase Agreements	—	64,471,511	—	64,471,511

Total Assets	$6,890,357,609	$64,471,511	$—	$6,954,829,120

Liabilities:
Futures	$(6,345,186)	$—	$—	$(6,345,186)

Total Liabilities	$(6,345,186)	$—	$—	$(6,345,186)

Total	$6,884,012,423	$64,471,511	$—	$6,948,483,934

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,642,200,347
Aggregate gross unrealized depreciation	(130,429,974)

Net unrealized appreciation	$1,511,770,373

Federal income tax cost of investments	$5,443,058,747

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.4%)
Dana, Inc.	56,748	$884,701
Gentex Corp.	113,378	1,990,918

		2,875,619

Automobiles (0.2%)
Thor Industries, Inc.	18,853	1,596,849

Distributors (0.2%)
Pool Corp.	16,535	1,562,888

Diversified Consumer Services (0.6%)
DeVry Education Group, Inc.(x)	22,476	518,296
Graham Holdings Co., Class B	1,835	883,314
Service Corp. International	76,379	2,027,099
Sotheby’s, Inc.(x)	19,030	723,521

		4,152,230

Hotels, Restaurants & Leisure (2.2%)
Brinker International, Inc.	21,767	1,097,710
Buffalo Wild Wings, Inc.*	7,245	1,019,661
Cheesecake Factory, Inc.	17,831	892,620
Churchill Downs, Inc.	4,937	722,530
Cracker Barrel Old Country Store, Inc.(x)	9,425	1,246,173
Domino’s Pizza, Inc.	19,134	2,905,498
Dunkin’ Brands Group, Inc.	36,186	1,884,567
International Speedway Corp., Class A	10,722	358,329
Jack in the Box, Inc.	12,950	1,242,423
Panera Bread Co., Class A(x)*	8,825	1,718,404
Texas Roadhouse, Inc.	25,130	980,824
Wendy’s Co.	80,776	872,381

		14,941,120

Household Durables (1.5%)
CalAtlantic Group, Inc.	29,735	994,338
Helen of Troy Ltd.*	11,093	955,884
KB Home(x)	32,460	523,255
NVR, Inc.*	1,430	2,345,014
Tempur Sealy International, Inc.(x)*	20,094	1,140,134
Toll Brothers, Inc.*	59,535	1,777,715
TRI Pointe Group, Inc.*	58,321	768,671
Tupperware Brands Corp.	19,907	1,301,321

		9,806,332

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	12,752	507,530

Leisure Products (0.7%)
Brunswick Corp.	35,634	1,738,227
Polaris Industries, Inc.(x)	23,553	1,823,944
Vista Outdoor, Inc.*	23,757	946,954

		4,509,125

Media (1.2%)
AMC Networks, Inc., Class A*	23,762	1,232,297
Cable One, Inc.	1,853	1,082,152
Cinemark Holdings, Inc.	41,709	1,596,620
John Wiley & Sons, Inc., Class A	17,751	916,129
Live Nation Entertainment, Inc.*	52,220	1,435,006
Meredith Corp.	15,072	783,593
New York Times Co., Class A	49,068	586,363
Time, Inc.	39,237	568,152

		8,200,312

Multiline Retail (0.3%)
Big Lots, Inc.(x)	17,661	843,313
J.C. Penney Co., Inc.(x)*	122,251	1,127,154

		1,970,467

Specialty Retail (2.2%)
Aaron’s, Inc.	25,996	660,818
Abercrombie & Fitch Co., Class A	26,927	427,870
American Eagle Outfitters, Inc.(x)	67,590	1,207,157
Ascena Retail Group, Inc.(x)*	65,837	368,029
Cabela’s, Inc.*	20,313	1,115,793
Chico’s FAS, Inc.	51,737	615,670
CST Brands, Inc.	29,778	1,432,024
Dick’s Sporting Goods, Inc.	34,835	1,975,841
GameStop Corp., Class A(x)	41,503	1,145,068
Guess?, Inc.	23,963	350,100
Murphy USA, Inc.*	14,497	1,034,506
Office Depot, Inc.	214,625	766,211
Restoration Hardware Holdings, Inc.(x)*	15,062	520,844
Sally Beauty Holdings, Inc.*	57,778	1,483,739
Williams-Sonoma, Inc.(x)	32,372	1,653,562

		14,757,232

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	19,824	1,718,939
Deckers Outdoor Corp.*	12,686	755,451
Fossil Group, Inc.*	16,602	461,038
Kate Spade & Co.*	50,835	870,804
Skechers USA, Inc., Class A*	52,826	1,209,715

		5,015,947

Total Consumer Discretionary		69,895,651

Consumer Staples (3.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A(x)*	3,587	556,918

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	15,537	1,866,770
Sprouts Farmers Market, Inc.(x)*	55,261	1,141,140
United Natural Foods, Inc.*	20,073	803,723

		3,811,633

Food Products (2.5%)
Dean Foods Co.	35,468	581,675
Flowers Foods, Inc.(x)	72,577	1,097,364
Hain Celestial Group, Inc.*	41,167	1,464,722
Ingredion, Inc.	28,533	3,796,601
Lancaster Colony Corp.	7,747	1,023,301
Post Holdings, Inc.*	25,567	1,973,005
Snyder’s-Lance, Inc.	33,694	1,131,445
Tootsie Roll Industries, Inc.(x)	7,254	267,165
TreeHouse Foods, Inc.*	22,474	1,959,508
WhiteWave Foods Co.*	70,075	3,814,182

		17,108,968

Household Products (0.2%)
Energizer Holdings, Inc.	24,614	1,229,715

Personal Products (0.4%)
Avon Products, Inc.	173,340	981,105
Edgewell Personal Care Co.*	23,310	1,853,611

		2,834,716

Total Consumer Staples		25,541,950

Energy (3.5%)
Energy Equipment & Services (1.4%)
Diamond Offshore Drilling, Inc.	25,514	449,302
Dril-Quip, Inc.*	14,604	814,027
Ensco plc, Class A	120,107	1,020,910
Nabors Industries Ltd.	111,993	1,361,835
Noble Corp. plc	97,186	616,159
Oceaneering International, Inc.	39,018	1,073,385

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Oil States International, Inc.*	20,395	$643,870
Patterson-UTI Energy, Inc.	58,342	1,305,111
Rowan Cos., plc, Class A(x)	50,215	761,259
Superior Energy Services, Inc.	59,896	1,072,138

		9,117,996

Oil, Gas & Consumable Fuels (2.1%)
CONSOL Energy, Inc.(x)	69,502	1,334,438
Denbury Resources, Inc.(x)*	158,432	511,735
Energen Corp.	38,546	2,224,875
Gulfport Energy Corp.*	49,785	1,406,426
HollyFrontier Corp.	69,969	1,714,241
QEP Resources, Inc.	94,948	1,854,335
SM Energy Co.(x)	34,203	1,319,552
Western Refining, Inc.	31,194	825,393
World Fuel Services Corp.	27,787	1,285,427
WPX Energy, Inc.*	135,464	1,786,770

		14,263,192

Total Energy		23,381,188

Financials (13.4%)
Banks (5.2%)
Associated Banc-Corp.	58,913	1,154,106
BancorpSouth, Inc.	33,871	785,807
Bank of Hawaii Corp.(x)	16,889	1,226,479
Bank of the Ozarks, Inc.	36,089	1,385,818
Cathay General Bancorp	29,284	901,361
Chemical Financial Corp.	27,789	1,226,329
Commerce Bancshares, Inc./Missouri	33,141	1,632,526
Cullen/Frost Bankers, Inc.(x)	21,715	1,562,177
East West Bancorp, Inc.	57,345	2,105,135
F.N.B. Corp./Pennsylvania	83,406	1,025,894
First Horizon National Corp.	91,659	1,395,966
Fulton Financial Corp.	69,113	1,003,521
Hancock Holding Co.	30,002	972,965
International Bancshares Corp.	22,809	679,252
MB Financial, Inc.	28,141	1,070,484
PacWest Bancorp	47,359	2,032,175
PrivateBancorp, Inc.	31,450	1,444,184
Prosperity Bancshares, Inc.	27,334	1,500,363
Signature Bank/New York*	21,244	2,516,352
SVB Financial Group*	20,597	2,276,792
Synovus Financial Corp.	48,465	1,576,566
TCF Financial Corp.	68,388	992,310
Trustmark Corp.	27,125	747,565
Umpqua Holdings Corp.	87,903	1,322,940
Valley National Bancorp	99,325	966,432
Webster Financial Corp.	36,145	1,373,871

		34,877,370

Capital Markets (3.1%)
CBOE Holdings, Inc.	32,197	2,087,975
Eaton Vance Corp.	44,813	1,749,947
FactSet Research Systems, Inc.	16,160	2,619,536
Federated Investors, Inc., Class B	37,217	1,102,740
Janus Capital Group, Inc.	56,866	796,693
MarketAxess Holdings, Inc.	14,833	2,456,197
MSCI, Inc.	37,502	3,147,918
Raymond James Financial, Inc.	49,899	2,904,621
SEI Investments Co.	53,648	2,446,885
Stifel Financial Corp.*	26,299	1,011,196
Waddell & Reed Financial, Inc., Class A	32,636	592,670
WisdomTree Investments, Inc.(x)	44,523	458,142

		21,374,520

Consumer Finance (0.2%)
SLM Corp.*	171,118	1,278,252

Insurance (4.3%)
Alleghany Corp.*	6,139	3,223,098
American Financial Group, Inc./Ohio	29,026	2,176,950
Aspen Insurance Holdings Ltd.	24,273	1,130,879
Brown & Brown, Inc.	45,436	1,713,391
CNO Financial Group, Inc.	69,526	1,061,662
Endurance Specialty Holdings Ltd.	25,351	1,659,223
Everest Reinsurance Group Ltd.	16,527	3,139,634
First American Financial Corp.	43,720	1,717,322
Genworth Financial, Inc., Class A*	192,990	957,230
Hanover Insurance Group, Inc.	16,915	1,275,729
Kemper Corp.	19,302	758,955
Mercury General Corp.	12,416	681,018
Old Republic International Corp.	97,264	1,713,792
Primerica, Inc.(x)	18,310	970,979
Reinsurance Group of America, Inc.	25,538	2,756,572
RenaissanceReinsurance Holdings Ltd.	16,397	1,970,263
W. R. Berkley Corp.	39,104	2,258,647

		29,165,344

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	192,893	2,744,868
Washington Federal, Inc.	35,781	954,637

		3,699,505

Total Financials		90,394,991

Health Care (7.3%)
Biotechnology (0.3%)
United Therapeutics Corp.*	17,205	2,031,566

Health Care Equipment & Supplies (3.6%)
ABIOMED, Inc.*	15,832	2,035,679
Align Technology, Inc.*	29,744	2,788,500
Halyard Health, Inc.*	18,520	641,903
Hill-Rom Holdings, Inc.	23,545	1,459,319
IDEXX Laboratories, Inc.*	35,424	3,993,347
LivaNova plc*	17,407	1,046,335
NuVasive, Inc.*	19,880	1,325,201
ResMed, Inc.(x)	55,609	3,602,907
STERIS plc	34,031	2,487,666
Teleflex, Inc.	17,354	2,916,340
West Pharmaceutical Services, Inc.	29,023	2,162,213

		24,459,410

Health Care Providers & Services (1.8%)
Amsurg Corp.*	21,766	1,459,410
Community Health Systems, Inc.(x)*	45,294	522,693
LifePoint Health, Inc.*	16,898	1,000,869
MEDNAX, Inc.*	36,424	2,413,090
Molina Healthcare, Inc.*	16,841	982,167
Owens & Minor, Inc.	24,569	853,281
Tenet Healthcare Corp.*	31,464	712,974
VCA, Inc.*	31,912	2,233,202
WellCare Health Plans, Inc.*	17,492	2,048,138

		12,225,824

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	74,598	982,456

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	8,179	1,339,802
Bio-Techne Corp.	14,799	1,620,491
Charles River Laboratories International, Inc.*	18,768	1,564,125
PAREXEL International Corp.*	21,127	1,467,270

		5,991,688

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.5%)
Akorn, Inc.*	35,084	$956,390
Catalent, Inc.*	49,336	1,274,842
Prestige Brands Holdings, Inc.*	21,010	1,014,153

		3,245,385

Total Health Care		48,936,329

Industrials (12.6%)
Aerospace & Defense (1.8%)
B/E Aerospace, Inc.	40,133	2,073,271
Curtiss-Wright Corp.	17,496	1,594,061
Esterline Technologies Corp.*	11,760	894,230
Huntington Ingalls Industries, Inc.	18,510	2,839,804
KLX, Inc.*	20,936	736,947
Orbital ATK, Inc.	23,081	1,759,465
Teledyne Technologies, Inc.*	13,778	1,487,059
Triumph Group, Inc.	19,683	548,762

		11,933,599

Airlines (0.3%)
JetBlue Airways Corp.*	128,035	2,207,323

Building Products (0.8%)
A.O. Smith Corp.	29,285	2,893,065
Lennox International, Inc.	15,420	2,421,403

		5,314,468

Commercial Services & Supplies (1.1%)
Clean Harbors, Inc.*	20,900	1,002,782
Copart, Inc.*	38,545	2,064,470
Deluxe Corp.	19,262	1,287,087
Herman Miller, Inc.	23,796	680,566
HNI Corp.	17,630	701,674
MSA Safety, Inc.	12,353	716,968
Rollins, Inc.	38,114	1,115,978

		7,569,525

Construction & Engineering (1.1%)
AECOM*	61,175	1,818,733
Dycom Industries, Inc.*	12,497	1,022,005
EMCOR Group, Inc.	24,157	1,440,240
Granite Construction, Inc.	15,704	781,117
KBR, Inc.	56,788	859,202
Valmont Industries, Inc.	8,881	1,195,116

		7,116,413

Electrical Equipment (0.7%)
EnerSys, Inc.	17,205	1,190,414
Hubbell, Inc.	20,332	2,190,569
Regal Beloit Corp.	17,873	1,063,265

		4,444,248

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	25,538	2,619,433

Machinery (4.2%)
AGCO Corp.	26,851	1,324,291
CLARCOR, Inc.	19,281	1,253,265
Crane Co.	19,774	1,245,960
Donaldson Co., Inc.	52,239	1,950,082
Graco, Inc.	22,109	1,636,066
IDEX Corp.	30,171	2,823,101
ITT, Inc.	35,277	1,264,328
Joy Global, Inc.	38,955	1,080,612
Kennametal, Inc.	31,691	919,673
Lincoln Electric Holdings, Inc.	24,912	1,559,989
Nordson Corp.	21,002	2,092,429
Oshkosh Corp.	29,188	1,634,528
Terex Corp.	42,666	1,084,143
Timken Co.	28,030	984,974
Toro Co.	43,710	2,047,376
Trinity Industries, Inc.	60,148	1,454,379
Wabtec Corp.	35,552	2,902,821
Woodward, Inc.	21,867	1,366,250

		28,624,267

Marine (0.2%)
Kirby Corp.*	21,439	1,332,648

Professional Services (0.5%)
CEB, Inc.	12,737	693,784
FTI Consulting, Inc.*	16,626	740,855
ManpowerGroup, Inc.	27,110	1,958,969

		3,393,608

Road & Rail (0.9%)
Avis Budget Group, Inc.*	37,420	1,280,138
Genesee & Wyoming, Inc., Class A*	22,718	1,566,406
Landstar System, Inc.	16,592	1,129,583
Old Dominion Freight Line, Inc.*	27,455	1,883,688
Werner Enterprises, Inc.	17,927	417,161

		6,276,976

Trading Companies & Distributors (0.6%)
GATX Corp.(x)	15,892	707,989
MSC Industrial Direct Co., Inc., Class A	17,571	1,289,887
NOW, Inc.*	42,398	908,589
Watsco, Inc.	10,249	1,444,084

		4,350,549

Total Industrials		85,183,057

Information Technology (16.0%)
Communications Equipment (1.3%)
ARRIS International plc*	75,251	2,131,861
Brocade Communications Systems, Inc.	158,664	1,464,469
Ciena Corp.*	54,512	1,188,361
InterDigital, Inc.	13,610	1,077,912
NetScout Systems, Inc.*	36,361	1,063,559
Plantronics, Inc.	13,155	683,534
ViaSat, Inc.*	17,881	1,334,817

		8,944,513

Electronic Equipment, Instruments & Components (3.6%)
Arrow Electronics, Inc.*	36,136	2,311,620
Avnet, Inc.	50,398	2,069,342
Belden, Inc.	16,746	1,155,306
Cognex Corp.	33,745	1,783,761
Ingram Micro, Inc., Class A	58,972	2,102,941
IPG Photonics Corp.*	14,758	1,215,321
Jabil Circuit, Inc.	75,355	1,644,246
Keysight Technologies, Inc.*	67,111	2,126,748
Knowles Corp.*	35,322	496,274
National Instruments Corp.	41,577	1,180,787
SYNNEX Corp.	11,587	1,322,193
Tech Data Corp.*	14,002	1,186,109
Trimble Navigation Ltd.*	98,460	2,812,018
VeriFone Systems, Inc.*	43,871	690,529
Vishay Intertechnology, Inc.(x)	53,919	759,719
Zebra Technologies Corp., Class A*	20,792	1,447,331

		24,304,245

Internet Software & Services (0.6%)
comScore, Inc.*	17,679	542,038
j2 Global, Inc.	19,007	1,266,056
Rackspace Hosting, Inc.*	42,541	1,348,124
WebMD Health Corp.(x)*	15,381	764,436

		3,920,654

IT Services (3.5%)
Acxiom Corp.*	30,866	822,579
Broadridge Financial Solutions, Inc.	46,843	3,175,487
Computer Sciences Corp.	55,558	2,900,683
Convergys Corp.	37,994	1,155,778

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CoreLogic, Inc.*	35,036	$1,374,112
DST Systems, Inc.	12,983	1,530,955
Gartner, Inc.*	32,670	2,889,662
Jack Henry & Associates, Inc.	31,231	2,671,812
Leidos Holdings, Inc.	56,429	2,442,247
MAXIMUS, Inc.	25,916	1,465,809
NeuStar, Inc., Class A(x)*	10,582	281,375
Science Applications International Corp.	17,806	1,235,202
WEX, Inc.*	15,247	1,648,048

		23,593,749

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.(x)*	290,337	2,006,229
Cirrus Logic, Inc.*	24,699	1,312,752
Cree, Inc.(x)*	39,888	1,025,919
Cypress Semiconductor Corp.(x)	126,388	1,536,878
Integrated Device Technology, Inc.*	53,012	1,224,577
Intersil Corp., Class A	53,491	1,173,058
Microsemi Corp.*	44,955	1,887,211
Monolithic Power Systems, Inc.	14,715	1,184,558
Silicon Laboratories, Inc.*	16,365	962,262
Synaptics, Inc.*	13,766	806,412
Teradyne, Inc.	79,962	1,725,580

		14,845,436

Software (4.2%)
ACI Worldwide, Inc.*	46,097	893,360
ANSYS, Inc.*	34,513	3,196,249
Cadence Design Systems, Inc.*	115,745	2,954,970
CDK Global, Inc.	59,422	3,408,446
CommVault Systems, Inc.*	16,390	870,801
Fair Isaac Corp.	12,231	1,523,860
Fortinet, Inc.*	58,014	2,142,457
Manhattan Associates, Inc.*	28,336	1,632,720
Mentor Graphics Corp.	42,680	1,128,459
PTC, Inc.*	45,640	2,022,308
Synopsys, Inc.*	59,910	3,555,659
Tyler Technologies, Inc.*	13,075	2,238,832
Ultimate Software Group, Inc.*	11,477	2,345,784

		27,913,905

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.(x)*	42,560	763,952
Diebold, Inc.	29,853	740,056
Lexmark International, Inc., Class A	24,932	996,283
NCR Corp.*	49,279	1,586,291

		4,086,582

Total Information Technology		107,609,084

Materials (6.5%)
Chemicals (2.7%)
Ashland Global Holdings, Inc.	24,538	2,845,181
Cabot Corp.	24,802	1,299,873
Minerals Technologies, Inc.	13,881	981,248
NewMarket Corp.	3,661	1,571,741
Olin Corp.	65,741	1,349,005
PolyOne Corp.	33,451	1,130,978
RPM International, Inc.	52,524	2,821,589
Scotts Miracle-Gro Co., Class A	17,844	1,485,870
Sensient Technologies Corp.	17,670	1,339,386
Valspar Corp.	28,825	3,057,468

		17,882,339

Construction Materials (0.2%)
Eagle Materials, Inc.	19,186	1,483,078

Containers & Packaging (1.5%)
AptarGroup, Inc.	24,878	1,925,806
Bemis Co., Inc.	37,354	1,905,428
Greif, Inc., Class A	10,421	516,777
Packaging Corp. of America	37,229	3,025,229
Silgan Holdings, Inc.	16,199	819,507
Sonoco Products Co.	39,627	2,093,494

		10,286,241

Metals & Mining (1.8%)
Allegheny Technologies, Inc.(x)	43,394	784,130
Carpenter Technology Corp.	18,701	771,603
Commercial Metals Co.	45,711	740,061
Compass Minerals International, Inc.(x)	13,480	993,476
Reliance Steel & Aluminum Co.	28,779	2,072,952
Royal Gold, Inc.	25,740	1,993,048
Steel Dynamics, Inc.	96,765	2,418,157
United States Steel Corp.	66,815	1,260,131
Worthington Industries, Inc.	17,277	829,814

		11,863,372

Paper & Forest Products (0.3%)
Domtar Corp.	25,054	930,255
Louisiana-Pacific Corp.*	56,061	1,055,629

		1,985,884

Total Materials		43,500,914

Real Estate (10.6%)
Equity Real Estate Investment Trusts (REITs) (10.2%)
Alexandria Real Estate Equities, Inc. (REIT)	30,811	3,351,312
American Campus Communities, Inc. (REIT)	51,594	2,624,587
Camden Property Trust (REIT)	34,663	2,902,680
Care Capital Properties, Inc. (REIT)	33,600	957,600
Communications Sales & Leasing, Inc. (REIT)	53,889	1,692,653
Corporate Office Properties Trust (REIT)	37,836	1,072,651
Corrections Corp. of America (REIT)	46,881	650,239
DCT Industrial Trust, Inc. (REIT)	35,663	1,731,439
Douglas Emmett, Inc. (REIT)	56,492	2,069,302
Duke Realty Corp. (REIT)	138,424	3,783,128
Education Realty Trust, Inc. (REIT)	29,038	1,252,699
EPR Properties (REIT)	25,128	1,978,579
Equity One, Inc. (REIT)	36,338	1,112,306
First Industrial Realty Trust, Inc. (REIT)	46,553	1,313,726
Healthcare Realty Trust, Inc. (REIT)	45,547	1,551,331
Highwoods Properties, Inc. (REIT)	38,846	2,024,653
Hospitality Properties Trust (REIT)	64,632	1,920,863
Kilroy Realty Corp. (REIT)	36,442	2,527,253
Lamar Advertising Co. (REIT), Class A	32,870	2,146,740
LaSalle Hotel Properties (REIT)	45,206	1,079,067
Liberty Property Trust (REIT)	57,950	2,338,282
Life Storage, Inc. (REIT)	18,282	1,626,001
Mack-Cali Realty Corp. (REIT)	35,657	970,584
Medical Properties Trust, Inc. (REIT)	115,910	1,711,991
Mid-America Apartment Communities, Inc. (REIT)	29,870	2,807,481
National Retail Properties, Inc. (REIT)	58,035	2,951,080
Omega Healthcare Investors, Inc. (REIT)	76,295	2,704,658
Post Properties, Inc. (REIT)	21,091	1,394,748
Potlatch Corp. (REIT)	16,245	631,768
Rayonier, Inc. (REIT)	48,950	1,299,133
Regency Centers Corp. (REIT)	41,230	3,194,913
Senior Housing Properties Trust (REIT)	93,257	2,117,866

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers, Inc. (REIT)	37,938	$1,478,064
Taubman Centers, Inc. (REIT)	23,817	1,772,223
Urban Edge Properties (REIT)	36,294	1,021,313
Washington Prime Group, Inc. (REIT)	74,207	918,683
Weingarten Realty Investors (REIT)	46,509	1,812,921

		68,494,517

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	18,389	706,505
Jones Lang LaSalle, Inc.	17,999	2,048,106

		2,754,611

Total Real Estate		71,249,128

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	36,746	998,756

Total Telecommunication Services		998,756

Utilities (4.9%)
Electric Utilities (1.7%)
Great Plains Energy, Inc.	82,032	2,238,653
Hawaiian Electric Industries, Inc.	42,946	1,281,938
IDACORP, Inc.	19,841	1,553,153
OGE Energy Corp.	78,919	2,495,419
PNM Resources, Inc.	31,633	1,035,032
Westar Energy, Inc.	55,929	3,173,971

		11,778,166

Gas Utilities (1.9%)
Atmos Energy Corp.	41,085	3,059,600
National Fuel Gas Co.	33,421	1,807,073
New Jersey Resources Corp.	34,294	1,126,901
ONE Gas, Inc.	20,741	1,282,623
Southwest Gas Corp.	18,925	1,322,101
UGI Corp.	68,338	3,091,611
WGL Holdings, Inc.	20,074	1,258,640

		12,948,549

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	33,508	464,086

Multi-Utilities (0.9%)
Black Hills Corp.	20,500	1,255,010
MDU Resources Group, Inc.	76,918	1,956,794
NorthWestern Corp.	19,090	1,098,248
Vectren Corp.	32,937	1,653,437

		5,963,489

Water Utilities (0.3%)
Aqua America, Inc.	70,470	2,147,926

Total Utilities		33,302,216

Total Common Stocks (89.1%) (Cost $521,781,192)		599,993,264

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.0%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $4,080,001.(xx)	$4,000,000	4,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $3,500,204, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $3,570,000.(xx)	3,500,000	3,500,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,600,108, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $2,652,002.(xx)	2,600,000	2,600,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,446,751, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,495,596.(xx)	2,446,659	2,446,659
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $5,000,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $5,100,277.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,600,047, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,632,000.(xx)	1,600,000	1,600,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,500,061, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,530,000.(xx)	1,500,000	1,500,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $2,000,077, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		26,646,659

Total Short-Term Investments (4.0%) (Cost $26,646,659)		26,646,659

Total Investments (93.1%) (Cost $548,427,851)		626,639,923
Other Assets Less Liabilities (6.9%)		46,184,132

Net Assets (100%)		$672,824,055

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $26,156,012. This was secured by collateral of $26,646,659 which was received as cash and subsequently invested in short-term investments currently valued at $26,646,659, as reported in the Portfolio of Investments, and $135,638 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 2.75%, maturing 7/31/17-2/15/46.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	471	December-16	$74,042,713	$72,986,160	$(1,056,553)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$69,895,651	$—	$—	$69,895,651
Consumer Staples	25,541,950	—	—	25,541,950
Energy	23,381,188	—	—	23,381,188
Financials	90,394,991	—	—	90,394,991
Health Care	48,936,329	—	—	48,936,329
Industrials	85,183,057	—	—	85,183,057
Information Technology	107,609,084	—	—	107,609,084
Materials	43,500,914	—	—	43,500,914
Real Estate	71,249,128	—	—	71,249,128
Telecommunication Services	998,756	—	—	998,756
Utilities	33,302,216	—	—	33,302,216
Short-Term Investments
Repurchase Agreements	—	26,646,659	—	26,646,659

Total Assets	$599,993,264	$26,646,659	$—	$626,639,923

Liabilities:
Futures	$(1,056,553)	$—	$—	$(1,056,553)

Total Liabilities	$(1,056,553)	$—	$—	$(1,056,553)

Total	$598,936,711	$26,646,659	$—	$625,583,370

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,059,996
Aggregate gross unrealized depreciation	(40,869,837)

Net unrealized appreciation	$78,190,159

Federal income tax cost of investments	$548,449,764

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	115,987	$1,997,296
Cooper Tire & Rubber Co.	82,393	3,132,582
Cooper-Standard Holding, Inc.*	22,356	2,208,773
Dana, Inc.	222,226	3,464,503
Dorman Products, Inc.*	39,652	2,533,763
Drew Industries, Inc.	35,458	3,475,593
Federal-Mogul Holdings Corp.*	46,496	446,827
Fox Factory Holding Corp.*	32,540	747,444
Gentherm, Inc.*	55,272	1,736,646
Horizon Global Corp.*	28,596	569,918
Metaldyne Performance Group, Inc.	21,671	343,485
Modine Manufacturing Co.*	72,813	863,562
Motorcar Parts of America, Inc.*	28,007	806,041
Spartan Motors, Inc.	51,074	489,289
Standard Motor Products, Inc.	31,317	1,495,700
Stoneridge, Inc.*	40,897	752,505
Strattec Security Corp.	4,718	166,545
Superior Industries International, Inc.	36,649	1,068,685
Tenneco, Inc.*	84,176	4,904,936
Tower International, Inc.	31,322	754,860
Unique Fabricating, Inc.(x)	8,595	105,203
Workhorse Group, Inc.(x)*	15,234	110,294

		32,174,450

Automobiles (0.0%)
Winnebago Industries, Inc.	39,774	937,473

Distributors (0.1%)
Core-Mark Holding Co., Inc.	68,825	2,463,935
Weyco Group, Inc.	8,303	223,102

		2,687,037

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	22,741	450,499
Apollo Education Group, Inc.*	126,037	1,001,994
Ascent Capital Group, Inc., Class A*	14,011	324,635
Bridgepoint Education, Inc.*	23,341	160,353
Bright Horizons Family Solutions, Inc.*	65,753	4,398,218
Cambium Learning Group, Inc.*	16,233	88,145
Capella Education Co.	16,875	979,425
Career Education Corp.*	102,083	693,144
Carriage Services, Inc.	22,376	529,192
Chegg, Inc.(x)*	117,057	829,934
Collectors Universe, Inc.	9,951	184,392
DeVry Education Group, Inc.	94,105	2,170,061
Grand Canyon Education, Inc.*	67,700	2,734,403
Houghton Mifflin Harcourt Co.*	186,861	2,505,806
K12, Inc.*	52,484	753,146
Liberty Tax, Inc.	10,568	135,059
LifeLock, Inc.*	128,465	2,173,628
Regis Corp.*	55,693	698,947
Sotheby’s, Inc.(x)	71,568	2,721,015
Strayer Education, Inc.*	16,569	773,441
Weight Watchers International, Inc.(x)*	39,743	410,148

		24,715,585

Hotels, Restaurants & Leisure (2.7%)
Belmond Ltd., Class A*	127,194	1,616,636
Biglari Holdings, Inc.*	1,603	698,940
BJ’s Restaurants, Inc.*	35,559	1,264,122
Bloomin’ Brands, Inc.	171,557	2,957,643
Bob Evans Farms, Inc.	30,202	1,156,737
Bojangles’, Inc.*	14,048	224,206
Boyd Gaming Corp.*	124,192	2,456,518
Buffalo Wild Wings, Inc.*	28,319	3,985,616
Caesars Acquisition Co., Class A*	71,511	888,167
Caesars Entertainment Corp.(x)*	87,668	653,127
Carrols Restaurant Group, Inc.*	52,491	693,406
Century Casinos, Inc.*	27,906	192,830
Cheesecake Factory, Inc.	67,951	3,401,627
Churchill Downs, Inc.	20,350	2,978,223
Chuy’s Holdings, Inc.*	24,571	686,514
ClubCorp Holdings, Inc.	97,639	1,412,836
Cracker Barrel Old Country Store, Inc.(x)	28,587	3,779,773
Dave & Buster’s Entertainment, Inc.*	56,915	2,229,930
Del Frisco’s Restaurant Group, Inc.*	36,931	497,461
Del Taco Restaurants, Inc.(x)*	32,744	390,308
Denny’s Corp.*	114,831	1,227,543
DineEquity, Inc.	26,708	2,115,007
El Pollo Loco Holdings, Inc.(x)*	29,452	370,801
Eldorado Resorts, Inc.*	42,495	597,480
Empire Resorts, Inc.(x)*	4,269	86,405
Fiesta Restaurant Group, Inc.*	40,822	979,728
Fogo De Chao, Inc.*	6,870	72,616
Golden Entertainment, Inc.	14,684	183,109
Habit Restaurants, Inc., Class A*	19,711	275,954
International Speedway Corp., Class A	40,638	1,358,122
Interval Leisure Group, Inc.	169,350	2,907,739
Intrawest Resorts Holdings, Inc.(x)*	23,282	377,634
Isle of Capri Casinos, Inc.*	36,501	813,242
J Alexander’s Holdings, Inc.*	18,500	187,405
Jack in the Box, Inc.	48,898	4,691,274
Jamba, Inc.(x)*	18,572	202,806
Kona Grill, Inc.(x)*	11,826	148,653
La Quinta Holdings, Inc.*	129,032	1,442,578
Lindblad Expeditions Holdings, Inc.*	20,896	188,064
Luby’s, Inc.*	25,983	111,467
Marcus Corp.	30,389	760,941
Marriott Vacations Worldwide Corp.	33,735	2,473,450
Monarch Casino & Resort, Inc.*	18,750	471,937
Nathan’s Famous, Inc.*	4,192	220,269
Noodles & Co.(x)*	15,881	75,594
Papa John’s International, Inc.	40,872	3,222,757
Penn National Gaming, Inc.*	110,858	1,504,343
Pinnacle Entertainment, Inc.*	85,669	1,057,155
Planet Fitness, Inc., Class A*	23,489	471,424
Popeyes Louisiana Kitchen, Inc.*	32,190	1,710,577
Potbelly Corp.(x)*	34,555	429,519
Red Lion Hotels Corp.*	16,819	140,270
Red Robin Gourmet Burgers, Inc.*	20,266	910,754
Red Rock Resorts, Inc., Class A	44,053	1,039,210
Ruby Tuesday, Inc.*	83,469	208,673
Ruth’s Hospitality Group, Inc.	50,584	714,246
Scientific Games Corp., Class A(x)*	76,905	866,719
SeaWorld Entertainment, Inc.(x)	98,315	1,325,286
Shake Shack, Inc., Class A(x)*	23,080	800,184
Sonic Corp.	71,224	1,864,644
Speedway Motorsports, Inc.	15,814	282,438
Texas Roadhouse, Inc.	98,903	3,860,184
Wingstop, Inc.(x)	22,925	671,702
Zoe’s Kitchen, Inc.(x)*	28,291	627,777

		76,212,300

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	14,567	338,683
Beazer Homes USA, Inc.*	46,109	537,631
Cavco Industries, Inc.*	12,969	1,284,579

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Century Communities, Inc.*	26,281	$565,304
CSS Industries, Inc.	13,414	343,130
Ethan Allen Interiors, Inc.(x)	37,610	1,176,065
Flexsteel Industries, Inc.	9,407	486,530
GoPro, Inc., Class A(x)*	152,668	2,546,502
Green Brick Partners, Inc.*	29,315	242,142
Helen of Troy Ltd.*	41,850	3,606,214
Hooker Furniture Corp.	16,631	407,293
Hovnanian Enterprises, Inc., Class A(x)*	199,158	336,577
Installed Building Products, Inc.*	29,648	1,063,474
iRobot Corp.(x)*	40,902	1,798,870
KB Home	126,704	2,042,468
La-Z-Boy, Inc.	72,878	1,789,884
LGI Homes, Inc.(x)*	23,123	851,851
Libbey, Inc.	32,370	577,804
Lifetime Brands, Inc.	14,836	199,693
M.D.C. Holdings, Inc.	60,340	1,556,772
M/I Homes, Inc.*	35,048	826,081
Meritage Homes Corp.*	55,758	1,934,803
NACCO Industries, Inc., Class A	5,579	379,149
New Home Co., Inc.(x)*	18,534	197,758
Taylor Morrison Home Corp., Class A*	46,156	812,346
TopBuild Corp.*	58,583	1,944,956
TRI Pointe Group, Inc.*	225,575	2,973,078
UCP, Inc., Class A*	10,829	95,403
Universal Electronics, Inc.*	21,323	1,587,711
WCI Communities, Inc.*	32,119	761,863
William Lyon Homes, Class A(x)*	35,485	658,247
ZAGG, Inc.*	41,543	336,498

		34,259,359

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	42,641	391,018
Blue Nile, Inc.	16,387	564,041
Duluth Holdings, Inc., Class B(x)*	14,127	374,507
Etsy, Inc.*	159,270	2,274,376
FTD Cos., Inc.*	25,343	521,305
Gaia, Inc.*	19,020	136,944
HSN, Inc.	46,277	1,841,825
Lands’ End, Inc.(x)*	22,535	326,757
Liberty TripAdvisor Holdings, Inc., Class A*	109,712	2,397,207
Nutrisystem, Inc.	44,016	1,306,835
Overstock.com, Inc.*	19,209	294,282
PetMed Express, Inc.(x)	30,711	622,819
Shutterfly, Inc.*	52,136	2,327,351
Wayfair, Inc., Class A(x)*	47,805	1,882,083

		15,261,350

Leisure Products (0.3%)
Arctic Cat, Inc.(x)	20,944	324,423
Callaway Golf Co.	142,517	1,654,622
Escalade, Inc.	12,635	161,223
JAKKS Pacific, Inc.(x)*	26,214	226,489
Johnson Outdoors, Inc., Class A	6,969	253,462
Malibu Boats, Inc., Class A*	29,582	440,772
Marine Products Corp.	14,640	131,321
MCBC Holdings, Inc.	10,081	114,923
Nautilus, Inc.*	45,398	1,031,443
Performance Sports Group Ltd.(x)*	61,663	250,352
Smith & Wesson Holding Corp.(x)*	82,690	2,198,727
Sturm Ruger & Co., Inc.(x)	28,145	1,625,655

		8,413,412

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	32,061	996,776
Carmike Cinemas, Inc.*	35,919	1,174,192
Central European Media Enterprises Ltd., Class A(x)*	95,912	221,557
Daily Journal Corp.(x)*	1,487	325,653
Entercom Communications Corp., Class A	37,824	489,443
Entravision Communications Corp., Class A	95,336	727,414
Eros International plc(x)*	43,064	659,740
EW Scripps Co., Class A*	87,315	1,388,308
Gannett Co., Inc.	176,606	2,055,694
Global Eagle Entertainment, Inc.(x)*	72,097	599,126
Gray Television, Inc.*	97,096	1,005,915
Hemisphere Media Group, Inc.*	14,421	183,868
IMAX Corp.*	87,783	2,543,074
Liberty Braves Group, Class A*	13,519	235,907
Liberty Braves Group, Class C*	46,086	800,975
Liberty Media Group, Class A*	33,766	967,396
Liberty Media Group, Class C*	70,732	1,990,398
Loral Space & Communications, Inc.*	20,531	802,967
MDC Partners, Inc., Class A	75,488	809,231
Media General, Inc.*	163,536	3,013,968
Meredith Corp.	56,252	2,924,541
MSG Networks, Inc., Class A*	90,827	1,690,290
National CineMedia, Inc.	92,076	1,355,359
New Media Investment Group, Inc.	58,383	904,937
New York Times Co., Class A	188,435	2,251,798
Nexstar Broadcasting Group, Inc., Class A(x)	44,730	2,581,368
Radio One, Inc., Class D*	31,493	95,424
Reading International, Inc., Class A*	22,334	298,159
Saga Communications, Inc., Class A	5,420	245,743
Salem Media Group, Inc.	14,054	82,638
Scholastic Corp.	41,403	1,629,622
Sinclair Broadcast Group, Inc., Class A	99,368	2,869,748
Time, Inc.	154,729	2,240,476
Townsquare Media, Inc., Class A*	10,261	95,838
tronc, Inc.*	41,057	693,042
World Wrestling Entertainment, Inc., Class A(x)	52,741	1,123,383

		42,073,968

Multiline Retail (0.2%)
Big Lots, Inc.(x)	66,463	3,173,608
Fred’s, Inc., Class A	56,238	509,517
Ollie’s Bargain Outlet Holdings, Inc.(x)*	29,900	783,679
Sears Holdings Corp.(x)*	15,785	180,896
Tuesday Morning Corp.*	69,554	415,933

		5,063,633

Specialty Retail (2.2%)
Aaron’s, Inc.	98,902	2,514,089
Abercrombie & Fitch Co., Class A	102,848	1,634,255
American Eagle Outfitters, Inc.(x)	248,707	4,441,907
America’s Car-Mart, Inc.(x)*	11,866	431,804
Asbury Automotive Group, Inc.*	30,390	1,691,811
Ascena Retail Group, Inc.*	260,501	1,456,201
Barnes & Noble Education, Inc.*	58,311	558,036
Barnes & Noble, Inc.	92,338	1,043,419
Big 5 Sporting Goods Corp.	28,056	382,123
Boot Barn Holdings, Inc.(x)*	21,513	244,818
Buckle, Inc.(x)	43,423	1,043,455
Build-A-Bear Workshop, Inc.*	18,918	195,991
Caleres, Inc.	64,608	1,633,936
Cato Corp., Class A	37,659	1,238,605

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Chico’s FAS, Inc.	195,213	$2,323,035
Children’s Place, Inc.	26,333	2,103,217
Citi Trends, Inc.	21,226	423,034
Conn’s, Inc.(x)*	34,060	351,499
Container Store Group, Inc.(x)*	21,378	107,318
Destination XL Group, Inc.*	48,776	211,200
DSW, Inc., Class A	100,834	2,065,080
Express, Inc.*	111,862	1,318,853
Finish Line, Inc., Class A	61,361	1,416,212
Five Below, Inc.*	80,339	3,236,858
Francesca’s Holdings Corp.*	55,607	858,016
Genesco, Inc.*	31,137	1,695,721
GNC Holdings, Inc., Class A	103,377	2,110,958
Group 1 Automotive, Inc.	31,505	2,012,539
Guess?, Inc.	91,919	1,342,937
Haverty Furniture Cos., Inc.	27,808	557,272
Hibbett Sports, Inc.(x)*	33,683	1,343,952
Kirkland’s, Inc.*	23,696	288,617
Lithia Motors, Inc., Class A	35,532	3,394,017
Lumber Liquidators Holdings, Inc.(x)*	40,451	795,671
MarineMax, Inc.*	37,626	788,265
Monro Muffler Brake, Inc.	47,213	2,888,019
Office Depot, Inc.	831,861	2,969,744
Party City Holdco, Inc.(x)*	39,389	674,340
Pier 1 Imports, Inc.(x)	124,409	527,494
Rent-A-Center, Inc.	78,270	989,333
Restoration Hardware Holdings, Inc.(x)*	58,730	2,030,883
Sears Hometown and Outlet Stores, Inc.*	12,974	63,962
Select Comfort Corp.*	70,433	1,521,353
Shoe Carnival, Inc.	19,852	529,254
Sonic Automotive, Inc., Class A	41,805	785,934
Sportsman’s Warehouse Holdings, Inc.(x)*	38,489	404,904
Stage Stores, Inc.	44,658	250,531
Stein Mart, Inc.	44,832	284,683
Tailored Brands, Inc.(x)	74,616	1,171,471
Tile Shop Holdings, Inc.(x)*	48,034	794,963
Tilly’s, Inc., Class A*	14,982	140,681
Vitamin Shoppe, Inc.(x)*	37,576	1,008,916
West Marine, Inc.*	23,549	194,750
Winmark Corp.	3,445	363,516
Zumiez, Inc.(x)*	27,579	496,422

		65,345,874

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	37,960	2,153,850
Crocs, Inc.*	111,904	928,803
Culp, Inc.	15,749	468,848
Deckers Outdoor Corp.*	48,857	2,909,434
Delta Apparel, Inc.*	10,006	164,699
Fossil Group, Inc.(x)*	63,157	1,753,870
G-III Apparel Group Ltd.*	64,636	1,884,139
Iconix Brand Group, Inc.(x)*	63,806	518,105
Movado Group, Inc.	24,146	518,656
Oxford Industries, Inc.	22,307	1,510,184
Perry Ellis International, Inc.*	18,634	359,264
Sequential Brands Group, Inc.(x)*	55,385	443,080
Steven Madden Ltd.*	92,545	3,198,355
Superior Uniform Group, Inc.	12,427	245,930
Unifi, Inc.*	22,922	674,595
Vera Bradley, Inc.*	29,229	442,819
Vince Holding Corp.(x)*	38,686	218,189
Wolverine World Wide, Inc.	145,195	3,343,841

		21,736,661

Total Consumer Discretionary		328,881,102

Consumer Staples (2.7%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A(x)*	13,235	2,054,866
Coca-Cola Bottling Co. Consolidated	6,996	1,036,527
Craft Brew Alliance, Inc.*	20,172	379,839
MGP Ingredients, Inc.(x)	18,402	745,649
National Beverage Corp.(x)*	17,655	777,703
Primo Water Corp.*	29,835	361,899

		5,356,483

Food & Staples Retailing (0.5%)
Andersons, Inc.	39,725	1,437,250
Chefs’ Warehouse, Inc.*	28,399	316,365
Ingles Markets, Inc., Class A	20,698	818,399
Natural Grocers by Vitamin Cottage, Inc.(x)*	12,348	137,804
Performance Food Group Co.*	56,885	1,410,748
PriceSmart, Inc.	30,196	2,529,217
Smart & Final Stores, Inc.(x)*	33,284	425,037
SpartanNash Co.	56,017	1,620,011
SUPERVALU, Inc.*	402,011	2,006,035
United Natural Foods, Inc.*	74,577	2,986,063
Village Super Market, Inc., Class A	11,388	364,530
Weis Markets, Inc.	14,486	767,758

		14,819,217

Food Products (1.2%)
AdvancePierre Foods Holdings, Inc.	32,276	889,527
Alico, Inc.	4,941	132,715
Amplify Snack Brands, Inc.(x)*	43,103	698,269
B&G Foods, Inc.	95,084	4,676,231
Calavo Growers, Inc.	22,783	1,490,692
Cal-Maine Foods, Inc.(x)	46,506	1,792,341
Darling Ingredients, Inc.*	246,660	3,332,377
Dean Foods Co.	137,464	2,254,410
Farmer Brothers Co.*	11,866	421,836
Fresh Del Monte Produce, Inc.	48,420	2,900,358
Freshpet, Inc.(x)*	32,209	278,608
Inventure Foods, Inc.*	32,567	306,130
J&J Snack Foods Corp.	22,699	2,703,905
John B. Sanfilippo & Son, Inc.	12,202	626,329
Lancaster Colony Corp.	28,071	3,707,898
Landec Corp.*	42,430	568,986
Lifeway Foods, Inc.*	6,854	116,107
Limoneira Co.(x)	15,159	286,505
Omega Protein Corp.*	31,996	747,746
Sanderson Farms, Inc.(x)	30,179	2,907,143
Seaboard Corp.*	405	1,393,200
Seneca Foods Corp., Class A*	10,342	292,058
Snyder’s-Lance, Inc.	121,456	4,078,492
Tootsie Roll Industries, Inc.(x)	25,765	948,925

		37,550,788

Household Products (0.3%)
Central Garden & Pet Co.*	15,266	396,916
Central Garden & Pet Co., Class A*	46,800	1,160,640
HRG Group, Inc.*	177,480	2,786,436
Oil-Dri Corp. of America	7,361	277,068
Orchids Paper Products Co.(x)	12,992	353,772
WD-40 Co.	21,130	2,375,646

		7,350,478

Personal Products (0.3%)
Avon Products, Inc.	660,338	3,737,513
Inter Parfums, Inc.	25,174	812,365
Lifevantage Corp.(x)*	19,505	184,517

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares		Value (Note 1)
Medifast, Inc.	15,881		$600,143
Natural Health Trends Corp.(x)	11,606		327,986
Nature’s Sunshine Products, Inc.	12,758		204,128
Nutraceutical International Corp.*	13,123		409,962
Revlon, Inc., Class A*	17,844		656,302
Synutra International, Inc.*	28,491		121,372
USANA Health Sciences, Inc.*	7,853		1,086,463

			8,140,751

Tobacco (0.2%)
Alliance One International, Inc.*	11,332		216,668
Turning Point Brands, Inc.*	8,518		102,386
Universal Corp.	31,793		1,850,988
Vector Group Ltd.(x)	139,695		3,007,637

			5,177,679

Total Consumer Staples			78,395,396

Energy (2.9%)
Energy Equipment & Services (0.9%)
Archrock, Inc.	104,626		1,368,508
Atwood Oceanics, Inc.(x)	90,015		782,230
Bristow Group, Inc.	52,118		730,694
CARBO Ceramics, Inc.(x)	26,942		294,746
Dawson Geophysical Co.*	27,547		210,184
Era Group, Inc.*	28,134		226,479
Exterran Corp.*	47,057		737,854
Fairmount Santrol Holdings, Inc.(x)*	115,499		979,432
Forum Energy Technologies, Inc.*	88,351		1,754,651
Geospace Technologies Corp.*	20,971		408,515
Helix Energy Solutions Group, Inc.*	147,977		1,203,053
Hornbeck Offshore Services, Inc.(x)*	44,423		244,327
Independence Contract Drilling, Inc.(x)*	40,937		214,919
Matrix Service Co.*	40,946		768,147
McDermott International, Inc.(x)*	366,202		1,834,672
Natural Gas Services Group, Inc.*	17,012		418,325
Newpark Resources, Inc.*	127,276		936,751
Oil States International, Inc.*	77,357		2,442,161
Parker Drilling Co.*	165,371		358,855
PHI, Inc. (Non-Voting)*	16,348		297,043
Pioneer Energy Services Corp.*	100,144		404,582
RigNet, Inc.*	22,152		334,938
SEACOR Holdings, Inc.*	23,627		1,405,570
Seadrill Ltd.(x)*	574,424		1,361,385
Tesco Corp.	63,720		519,955
TETRA Technologies, Inc.*	138,068		843,596
Tidewater, Inc.(x)	63,503		179,078
U.S. Silica Holdings, Inc.	96,075		4,473,252
Unit Corp.*	74,344		1,382,798
Willbros Group, Inc.*	57,422		107,953

			27,224,653

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	174,391		294,721
Adams Resources & Energy, Inc.	2,939		115,561
Alon USA Energy, Inc.	42,546		342,921
Ardmore Shipping Corp.	49,045		345,277
Bill Barrett Corp.(x)*	76,288		424,161
California Resources Corp.(x)*	46,206		577,575
Callon Petroleum Co.*	214,930		3,374,401
Carrizo Oil & Gas, Inc.*	84,029		3,413,258
Clayton Williams Energy, Inc.(x)*	9,074		775,283
Clean Energy Fuels Corp.(x)*	135,847		607,236
Cobalt International Energy, Inc.*	592,047		734,138
Contango Oil & Gas Co.*	34,226		349,790
CVR Energy, Inc.(x)	22,303		307,112
Delek U.S. Holdings, Inc.	93,683		1,619,779
Denbury Resources, Inc.*	529,973		1,711,813
DHT Holdings, Inc.	138,456		580,131
Dorian LPG Ltd.*	33,921		203,526
Earthstone Energy, Inc.(x)*	1,364		11,730
Eclipse Resources Corp.*	90,661		298,275
EP Energy Corp., Class A(x)*	55,530		243,221
Erin Energy Corp.(x)*	16,482		38,733
Evolution Petroleum Corp.	29,533		185,467
EXCO Resources, Inc.(x)*	205,305		219,676
Frontline Ltd.(x)	95,255		682,978
GasLog Ltd.(x)	62,248		905,708
Gener8 Maritime, Inc.*	55,539		284,360
Golar LNG Ltd.(x)	133,731		2,835,097
Green Plains, Inc.	53,415		1,399,473
Isramco, Inc.*	1,124		93,742
Jones Energy, Inc., Class A*	94,817		337,548
Matador Resources Co.*	124,939		3,041,015
Navios Maritime Acquisition Corp.	112,220		151,497
Nordic American Tankers Ltd.(x)	130,515		1,319,507
Northern Oil and Gas, Inc.(x)*	70,340		188,511
Oasis Petroleum, Inc.*	268,559		3,080,372
Overseas Shipholding Group, Inc., Class A	52,634		556,341
Pacific Ethanol, Inc.*	44,227		305,609
Panhandle Oil and Gas, Inc., Class A	22,515		394,688
Par Pacific Holdings, Inc.(x)*	44,208		578,241
PDC Energy, Inc.*	82,454		5,529,365
Renewable Energy Group, Inc.(x)*	68,288		578,399
REX American Resources Corp.*	8,229		697,490
Ring Energy, Inc.*	53,631		587,259
RSP Permian, Inc.*	117,897		4,572,046
Sanchez Energy Corp.(x)*	83,781		740,624
Scorpio Tankers, Inc.	243,185		1,125,947
SemGroup Corp., Class A	78,455		2,774,169
Ship Finance International Ltd.(x)	89,177		1,313,577
Stone Energy Corp.*	—	@	5
Synergy Resources Corp.(x)*	280,758		1,945,653
Teekay Corp.	74,159		571,766
Teekay Tankers Ltd., Class A	170,184		430,566
W&T Offshore, Inc.(x)*	47,923		84,344
Western Refining, Inc.	119,355		3,158,133
Westmoreland Coal Co.*	25,008		221,571

			57,259,386

Total Energy			84,484,039

Financials (15.5%)
Banks (8.7%)
1st Source Corp.	24,423		871,779
Access National Corp.	12,212		291,867
ACNB Corp.	7,941		211,072
Allegiance Bancshares, Inc.*	15,572		420,444
American National Bankshares, Inc.	11,753		328,496
Ameris Bancorp	51,836		1,811,668
Ames National Corp.	11,842		327,550
Arrow Financial Corp.	15,638		513,412
Atlantic Capital Bancshares, Inc.*	24,231		362,980
Banc of California, Inc.	72,708		1,269,482
BancFirst Corp.	11,818		856,923
Banco Latinoamericano de Comercio Exterior S.A., Class E	45,322		1,277,174
Bancorp, Inc.*	58,577		376,064
BancorpSouth, Inc.	130,160		3,019,712
Bank of Marin Bancorp/California	8,049		400,277
Bank of the Ozarks, Inc.	132,767		5,098,253
Bankwell Financial Group, Inc.	8,201		194,282
Banner Corp.	45,826		2,004,429
Bar Harbor Bankshares	8,683		318,840

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hills Bancorp, Inc.	47,891	$1,327,060
Blue Hills Bancorp, Inc.(x)	39,035	586,306
BNC Bancorp	62,111	1,510,539
Boston Private Financial Holdings, Inc.	121,727	1,561,757
Bridge Bancorp, Inc.	24,641	704,486
Brookline Bancorp, Inc.	102,582	1,250,475
Bryn Mawr Bank Corp.	24,503	783,851
BSB Bancorp, Inc./Massachusetts*	12,191	285,635
C&F Financial Corp.	4,285	184,598
Camden National Corp.	14,766	704,929
Capital Bank Financial Corp., Class A	30,559	981,249
Capital City Bank Group, Inc.	13,317	196,692
Cardinal Financial Corp.	48,259	1,259,077
Carolina Financial Corp.(x)	16,653	372,028
Cascade Bancorp*	40,884	247,757
Cathay General Bancorp	111,543	3,433,294
CenterState Banks, Inc.	71,434	1,266,525
Central Pacific Financial Corp.	47,539	1,197,507
Central Valley Community Bancorp	11,299	179,202
Century Bancorp, Inc./Massachusetts, Class A	5,283	239,426
Chemical Financial Corp.	95,436	4,211,591
Chemung Financial Corp.(x)	4,015	116,395
Citizens & Northern Corp.	16,462	361,670
City Holding Co.	22,683	1,140,728
CNB Financial Corp./Pennsylvania	21,175	448,063
CoBiz Financial, Inc.	53,902	717,436
Codorus Valley Bancorp, Inc.	10,489	229,499
Columbia Banking System, Inc.	87,601	2,866,305
Community Bank System, Inc.	64,690	3,112,236
Community Trust Bancorp, Inc.	23,661	878,060
CommunityOne Bancorp(x)*	14,760	204,278
ConnectOne Bancorp, Inc.	46,580	841,235
County Bancorp, Inc.(x)	5,871	117,479
CU Bancorp*	23,094	526,774
Customers Bancorp, Inc.*	36,999	930,895
CVB Financial Corp.	152,832	2,691,372
Eagle Bancorp, Inc.*	46,194	2,278,750
Enterprise Bancorp, Inc./Massachusetts	9,403	263,284
Enterprise Financial Services Corp.	30,632	957,250
Equity Bancshares, Inc., Class A*	7,034	182,462
F.N.B. Corp./Pennsylvania	314,824	3,872,335
Farmers Capital Bank Corp.	10,756	318,808
Farmers National Banc Corp.	31,607	340,723
FCB Financial Holdings, Inc., Class A*	45,847	1,761,900
Fidelity Southern Corp.	30,026	552,178
Financial Institutions, Inc.	20,601	558,493
First Bancorp, Inc./Maine	14,042	336,587
First Bancorp/North Carolina	28,900	571,931
First BanCorp/Puerto Rico*	182,900	951,080
First Busey Corp.	45,248	1,022,605
First Business Financial Services, Inc.	12,018	282,423
First Citizens BancShares, Inc./North Carolina, Class A	11,431	3,359,457
First Commonwealth Financial Corp.	131,284	1,324,656
First Community Bancshares, Inc./Virginia	22,552	559,290
First Community Financial Partners, Inc.(x)*	16,210	154,319
First Connecticut Bancorp, Inc./Connecticut	23,492	417,923
First Financial Bancorp	92,940	2,029,810
First Financial Bankshares, Inc.(x)	95,868	3,493,430
First Financial Corp./Indiana	15,022	611,095
First Financial Northwest, Inc.	11,737	166,313
First Foundation, Inc.*	22,552	556,358
First Internet Bancorp(x)	7,386	170,543
First Interstate BancSystem, Inc., Class A	29,777	938,273
First Merchants Corp.	62,577	1,673,935
First Mid-Illinois Bancshares, Inc.(x)	6,922	188,694
First Midwest Bancorp, Inc./Illinois	122,060	2,363,082
First NBC Bank Holding Co.*	26,440	249,594
First Northwest Bancorp(x)*	15,710	211,928
First of Long Island Corp.	20,697	686,106
Flushing Financial Corp.	43,735	1,037,394
Franklin Financial Network, Inc.*	13,749	514,213
Fulton Financial Corp.	257,874	3,744,330
German American Bancorp, Inc.	22,140	861,910
Glacier Bancorp, Inc.	114,537	3,266,595
Great Southern Bancorp, Inc.	15,625	635,937
Great Western Bancorp, Inc.	88,729	2,956,450
Green Bancorp, Inc.*	25,101	274,354
Guaranty Bancorp	22,507	401,750
Hancock Holding Co.	116,073	3,764,247
Hanmi Financial Corp.	47,715	1,256,813
HarborOne Bancorp, Inc.	21,810	343,726
Heartland Financial USA, Inc.	34,130	1,231,069
Heritage Commerce Corp.	37,573	411,049
Heritage Financial Corp./Washington	46,631	837,026
Heritage Oaks Bancorp	31,447	257,865
Hilltop Holdings, Inc.*	113,202	2,542,517
Home BancShares, Inc./Arkansas	181,517	3,777,369
HomeTrust Bancshares, Inc.*	27,922	516,557
Hope Bancorp, Inc.	192,832	3,349,492
Horizon Bancorp/Indiana	21,001	617,009
IBERIABANK Corp.	61,540	4,130,565
Independent Bank Corp./Massachusetts	39,316	2,126,602
Independent Bank Corp./Michigan	31,991	538,409
Independent Bank Group, Inc.	16,242	717,409
International Bancshares Corp.	82,683	2,462,300
Investors Bancorp, Inc.	444,352	5,336,668
Lakeland Bancorp, Inc.	56,069	787,209
Lakeland Financial Corp.	36,577	1,295,557
LCNB Corp.	10,732	195,537
LegacyTexas Financial Group, Inc.	65,599	2,074,896
Live Oak Bancshares, Inc.	33,716	486,185
Macatawa Bank Corp.	34,399	274,848
MainSource Financial Group, Inc.	33,497	835,750
MB Financial, Inc.	109,722	4,173,825
MBT Financial Corp.	23,847	215,815
Mercantile Bank Corp.	23,247	624,182
Merchants Bancshares, Inc./Vermont	8,127	263,234
Middleburg Financial Corp.	6,238	176,411
Midland States Bancorp, Inc.	5,496	139,269
MidWestOne Financial Group, Inc.	10,917	331,549
MutualFirst Financial, Inc.(x)	6,449	178,831
National Bank Holdings Corp., Class A	32,859	767,915
National Bankshares, Inc./Virginia(x)	9,025	331,939
National Commerce Corp.(x)*	12,271	332,053
NBT Bancorp, Inc.	63,247	2,078,929
Nicolet Bankshares, Inc.*	11,305	433,547
Northrim BanCorp, Inc.	8,938	230,153
OFG Bancorp	66,557	672,891
Old Line Bancshares, Inc.	11,126	219,516

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Old National Bancorp/Indiana	200,334	$2,816,696
Old Second Bancorp, Inc.	37,568	312,190
Opus Bank	25,241	892,774
Orrstown Financial Services, Inc.	8,796	173,721
Pacific Continental Corp.	26,557	446,689
Pacific Mercantile Bancorp*	20,344	149,935
Pacific Premier Bancorp, Inc.*	41,898	1,108,621
Park National Corp.	20,208	1,939,968
Park Sterling Corp.	74,972	608,773
Peapack-Gladstone Financial Corp.	27,024	605,608
Penns Woods Bancorp, Inc.(x)	6,542	290,857
Peoples Bancorp, Inc./Ohio	24,275	596,922
Peoples Financial Services Corp.(x)	9,995	407,396
People’s Utah Bancorp	18,111	368,559
Pinnacle Financial Partners, Inc.	64,836	3,506,331
Preferred Bank/California	17,634	630,415
Premier Financial Bancorp, Inc.	11,001	188,557
PrivateBancorp, Inc.	117,514	5,396,243
Prosperity Bancshares, Inc.	100,216	5,500,856
QCR Holdings, Inc.	17,214	546,372
Renasant Corp.	62,189	2,091,416
Republic Bancorp, Inc./Kentucky, Class A	13,348	414,856
Republic First Bancorp, Inc.(x)*	44,863	184,387
S&T Bancorp, Inc.	50,387	1,460,719
Sandy Spring Bancorp, Inc.	37,373	1,142,866
Seacoast Banking Corp. of Florida*	43,307	696,810
ServisFirst Bancshares, Inc.	35,021	1,817,940
Shore Bancshares, Inc.	16,719	196,950
Sierra Bancorp	16,316	306,088
Simmons First National Corp., Class A	43,406	2,165,959
South State Corp.	35,301	2,648,987
Southern First Bancshares, Inc.*	7,781	214,600
Southern National Bancorp of Virginia, Inc.	14,566	190,086
Southside Bancshares, Inc.	36,898	1,187,378
Southwest Bancorp, Inc./Oklahoma	26,350	500,386
State Bank Financial Corp.	54,303	1,239,194
Sterling Bancorp/Delaware	190,635	3,336,112
Stock Yards Bancorp, Inc.	33,549	1,105,775
Stonegate Bank	17,113	577,564
Suffolk Bancorp	17,393	604,755
Summit Financial Group, Inc.(x)	10,645	203,958
Sun Bancorp, Inc./New Jersey	15,114	348,529
Texas Capital Bancshares, Inc.*	69,425	3,812,821
Tompkins Financial Corp.	21,856	1,670,017
Towne Bank/Virginia	84,566	2,032,121
TriCo Bancshares	30,977	829,254
TriState Capital Holdings, Inc.*	32,608	526,619
Triumph Bancorp, Inc.*	20,688	410,450
Trustmark Corp.	101,621	2,800,675
UMB Financial Corp.	67,146	3,991,830
Umpqua Holdings Corp.	331,128	4,983,476
Union Bankshares Corp.	65,478	1,752,846
Union Bankshares, Inc./Vermont(x)	4,912	167,303
United Bankshares, Inc./West Virginia(x)	98,499	3,710,457
United Community Banks, Inc./Georgia	106,968	2,248,467
Univest Corp. of Pennsylvania	39,571	924,379
Valley National Bancorp	370,843	3,608,302
Veritex Holdings, Inc.*	11,112	193,238
Washington Trust Bancorp, Inc.	22,558	907,283
WashingtonFirst Bankshares, Inc.(x)	11,020	271,202
Webster Financial Corp.	137,223	5,215,846
WesBanco, Inc.	59,775	1,965,402
West Bancorp, Inc.	23,860	467,656
Westamerica Bancorp(x)	36,515	1,857,883
Wintrust Financial Corp.	77,202	4,290,115
Xenith Bankshares, Inc.*	46,207	106,738
Yadkin Financial Corp.	75,801	1,992,808

		255,916,380

Capital Markets (1.2%)
Actua Corp.*	55,424	717,741
Arlington Asset Investment Corp., Class A(x)	22,843	337,848
Associated Capital Group, Inc., Class A	8,875	314,708
B. Riley Financial, Inc.(x)	12,168	162,565
BGC Partners, Inc., Class A	326,993	2,861,189
Calamos Asset Management, Inc., Class A	24,004	163,707
Cohen & Steers, Inc.	31,643	1,352,738
Cowen Group, Inc., Class A(x)*	150,107	544,889
Diamond Hill Investment Group, Inc.	4,528	836,729
Evercore Partners, Inc., Class A	58,718	3,024,564
FBR & Co.	8,139	107,760
Fifth Street Asset Management, Inc.	7,165	39,479
Financial Engines, Inc.	80,951	2,405,054
GAIN Capital Holdings, Inc.	52,557	324,802
GAMCO Investors, Inc., Class A	8,875	252,671
Greenhill & Co., Inc.	40,867	963,235
Hennessy Advisors, Inc.	4,022	142,660
Houlihan Lokey, Inc.	19,783	495,564
INTL FCStone, Inc.*	23,392	908,779
Investment Technology Group, Inc.	46,659	799,735
Janus Capital Group, Inc.	216,085	3,027,351
KCG Holdings, Inc., Class A*	77,444	1,202,705
Ladenburg Thalmann Financial Services, Inc.*	140,602	324,791
Manning & Napier, Inc.	20,092	142,452
Medley Management, Inc., Class A	8,854	74,462
Moelis & Co., Class A	27,032	726,891
OM Asset Management plc	58,506	813,819
Oppenheimer Holdings, Inc., Class A	14,296	204,290
Piper Jaffray Cos.*	22,662	1,094,575
PJT Partners, Inc., Class A(x)	25,620	698,657
Pzena Investment Management, Inc., Class A	16,168	124,494
Safeguard Scientifics, Inc.*	27,508	356,504
Silvercrest Asset Management Group, Inc., Class A	9,172	108,872
Stifel Financial Corp.*	96,410	3,706,965
Virtu Financial, Inc., Class A	37,395	559,803
Virtus Investment Partners, Inc.(x)	8,377	819,773
Waddell & Reed Financial, Inc., Class A	119,246	2,165,507
Walter Investment Management Corp.(x)*	30,264	122,872
Westwood Holdings Group, Inc.	11,738	623,405
WisdomTree Investments, Inc.(x)	169,256	1,741,644

		35,396,249

Consumer Finance (0.5%)
Encore Capital Group, Inc.(x)*	35,676	801,997
Enova International, Inc.*	37,163	359,738
EZCORP, Inc., Class A*	76,774	849,120
FirstCash, Inc.	71,589	3,370,410
Green Dot Corp., Class A*	64,933	1,497,355
LendingClub Corp.(x)*	496,136	3,066,121
Nelnet, Inc., Class A	30,228	1,220,304
PRA Group, Inc.(x)*	69,125	2,387,578

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Regional Management Corp.*	15,640	$338,606
World Acceptance Corp.*	10,136	497,069

		14,388,298

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	4,185	86,337
FNFV Group*	98,559	1,230,015
Marlin Business Services Corp.	11,662	226,010
NewStar Financial, Inc.*	32,115	311,837
On Deck Capital, Inc.(x)*	68,413	389,954
PICO Holdings, Inc.*	34,249	403,795
Tiptree Financial, Inc., Class A	38,707	229,920

		2,877,868

Insurance (2.1%)
Ambac Financial Group, Inc.*	59,229	1,089,221
American Equity Investment Life Holding Co.	126,446	2,241,888
AMERISAFE, Inc.	28,828	1,694,510
Argo Group International Holdings Ltd.	43,744	2,468,036
Atlas Financial Holdings, Inc.*	20,140	317,608
Baldwin & Lyons, Inc., Class B	14,523	372,224
Blue Capital Reinsurance Holdings Ltd.	7,980	146,194
Citizens, Inc./Texas(x)*	72,632	679,836
CNO Financial Group, Inc.	268,690	4,102,896
Crawford & Co., Class B	20,102	228,158
Donegal Group, Inc., Class A	12,728	205,048
eHealth, Inc.*	28,638	321,032
EMC Insurance Group, Inc.	13,392	360,647
Employers Holdings, Inc.	46,002	1,372,240
Enstar Group Ltd.*	17,091	2,810,957
FBL Financial Group, Inc., Class A	13,215	845,364
Federated National Holding Co.	19,933	372,548
Fidelity & Guaranty Life(x)	18,198	422,012
Genworth Financial, Inc., Class A*	638,854	3,168,716
Global Indemnity plc*	11,726	348,262
Greenlight Capital Reinsurance Ltd., Class A*	45,487	929,754
Hallmark Financial Services, Inc.*	19,655	202,250
HCI Group, Inc.	13,761	417,784
Heritage Insurance Holdings, Inc.	42,714	615,509
Horace Mann Educators Corp.	61,136	2,240,634
Independence Holding Co.	10,986	188,739
Infinity Property & Casualty Corp.	16,721	1,381,656
Investors Title Co.	2,417	240,491
James River Group Holdings Ltd.	22,217	804,255
Kemper Corp.	55,806	2,194,292
Maiden Holdings Ltd.	90,140	1,143,877
MBIA, Inc.*	199,549	1,554,487
National General Holdings Corp.	73,381	1,631,993
National Interstate Corp.	11,431	371,850
National Western Life Group, Inc., Class A	3,369	691,892
Navigators Group, Inc.	17,134	1,660,627
OneBeacon Insurance Group Ltd., Class A	31,165	445,036
Patriot National, Inc.(x)*	19,327	174,136
Primerica, Inc.(x)	69,559	3,688,714
RLI Corp.	57,038	3,899,118
Safety Insurance Group, Inc.	21,769	1,463,312
Selective Insurance Group, Inc.	81,938	3,266,049
State Auto Financial Corp.	23,199	552,368
State National Cos., Inc.	49,768	553,420
Stewart Information Services Corp.	31,686	1,408,443
Third Point Reinsurance Ltd.*	99,488	1,193,856
Trupanion, Inc.(x)*	22,501	380,267
United Fire Group, Inc.	32,887	1,391,778
United Insurance Holdings Corp.	26,539	450,632
Universal Insurance Holdings, Inc.(x)	49,026	1,235,455
WMIH Corp.*	310,959	727,644

		60,667,715

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	41,452	652,869
Altisource Residential Corp. (REIT)	78,374	854,277
American Capital Mortgage Investment Corp. (REIT)	70,301	1,208,474
Anworth Mortgage Asset Corp. (REIT)	150,341	739,678
Apollo Commercial Real Estate Finance, Inc. (REIT)	108,932	1,783,217
Ares Commercial Real Estate Corp. (REIT)	41,870	527,562
ARMOUR Residential REIT, Inc. (REIT)	54,990	1,239,469
Capstead Mortgage Corp. (REIT)	145,197	1,369,208
Colony Capital, Inc. (REIT), Class A	164,717	3,002,791
CYS Investments, Inc. (REIT)	227,837	1,986,739
Dynex Capital, Inc. (REIT)	76,836	570,123
Great Ajax Corp. (REIT)	25,848	352,825
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	61,437	1,435,783
Invesco Mortgage Capital, Inc. (REIT)	169,822	2,586,389
Ladder Capital Corp. (REIT)	60,943	806,885
New Residential Investment Corp. (REIT)	353,874	4,887,000
New York Mortgage Trust, Inc. (REIT)	170,392	1,025,760
Orchid Island Capital, Inc. (REIT)(x)	31,245	325,573
Owens Realty Mortgage, Inc. (REIT)(x)	13,562	234,894
PennyMac Mortgage Investment Trust (REIT)‡	99,806	1,554,977
Redwood Trust, Inc. (REIT)	117,113	1,658,320
Resource Capital Corp. (REIT)(x)	46,740	598,739
United Development Funding IV (REIT)(b)(x)†	42,886	102,926
Western Asset Mortgage Capital Corp. (REIT)	62,294	649,103

		30,153,581

Thrifts & Mortgage Finance (1.9%)
Astoria Financial Corp.	139,429	2,035,663
Bank Mutual Corp.	61,659	473,541
BankFinancial Corp.	24,763	314,490
Bear State Financial, Inc.	24,691	226,910
Beneficial Bancorp, Inc.	107,724	1,584,620
BofI Holding, Inc.(x)*	90,680	2,031,232
Capitol Federal Financial, Inc.	189,479	2,665,970
Charter Financial Corp./Maryland	23,369	300,993
Clifton Bancorp, Inc.	35,344	540,410
Dime Community Bancshares, Inc.	46,909	786,195
ESSA Bancorp, Inc.	10,685	147,774
Essent Group Ltd.*	112,265	2,987,372
EverBank Financial Corp.	155,254	3,005,717
Federal Agricultural Mortgage Corp., Class C	14,486	572,197
First Defiance Financial Corp.	14,723	657,235
Flagstar Bancorp, Inc.*	30,839	855,782

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Greene County Bancorp, Inc.(x)	2,774	$46,243
Hingham Institution for Savings	1,932	267,582
Home Bancorp, Inc.	7,399	207,172
HomeStreet, Inc.*	36,169	906,395
Impac Mortgage Holdings, Inc.*	11,358	149,812
Kearny Financial Corp.	140,740	1,915,471
Lake Sunapee Bank Group	10,656	192,554
LendingTree, Inc.(x)*	9,514	922,002
Meridian Bancorp, Inc.	73,392	1,142,713
Meta Financial Group, Inc.	13,183	799,022
MGIC Investment Corp.*	512,049	4,096,392
Nationstar Mortgage Holdings, Inc.(x)*	43,653	646,501
NMI Holdings, Inc., Class A*	79,134	603,001
Northfield Bancorp, Inc.	64,021	1,030,738
Northwest Bancshares, Inc.	142,520	2,238,989
OceanFirst Financial Corp.	29,108	560,620
Ocwen Financial Corp.(x)*	148,432	544,745
Oritani Financial Corp.	58,580	920,878
PennyMac Financial Services, Inc., Class A*‡	12,395	210,839
PHH Corp.*	80,331	1,160,783
Provident Bancorp, Inc.(x)*	5,638	87,953
Provident Financial Holdings, Inc.	8,615	168,509
Provident Financial Services, Inc.	90,950	1,930,869
Radian Group, Inc.	323,022	4,376,948
SI Financial Group, Inc.	13,687	180,668
Southern Missouri Bancorp, Inc.	7,616	189,638
Territorial Bancorp, Inc.	11,741	336,497
TrustCo Bank Corp.	144,500	1,024,505
United Community Financial Corp./Ohio	64,847	461,062
United Financial Bancorp, Inc.	74,436	1,030,194
Walker & Dunlop, Inc.*	40,987	1,035,332
Washington Federal, Inc.	136,146	3,632,375
Waterstone Financial, Inc.	38,854	660,130
Westfield Financial, Inc.	19,903	152,258
WSFS Financial Corp.	44,014	1,606,071

		54,621,562

Total Financials		454,021,653

Health Care (12.7%)
Biotechnology (4.9%)
Acceleron Pharma, Inc.*	40,321	1,459,217
Achillion Pharmaceuticals, Inc.*	173,897	1,408,566
Acorda Therapeutics, Inc.*	63,463	1,325,107
Adamas Pharmaceuticals, Inc.(x)*	24,457	401,339
Aduro Biotech, Inc.(x)*	51,385	638,716
Advaxis, Inc.(x)*	55,186	589,938
Adverum Biotechnologies, Inc.*	41,387	170,101
Agenus, Inc.*	112,900	810,622
Aimmune Therapeutics, Inc.*	37,836	567,540
Akebia Therapeutics, Inc.(x)*	50,653	458,410
Alder Biopharmaceuticals, Inc.(x)*	70,570	2,312,579
AMAG Pharmaceuticals, Inc.(x)*	53,105	1,301,604
Amicus Therapeutics, Inc.(x)*	210,789	1,559,839
Anavex Life Sciences Corp.(x)*	47,872	173,775
Anthera Pharmaceuticals, Inc.(x)*	54,602	171,996
Applied Genetic Technologies Corp.*	18,384	179,796
Aptevo Therapeutics, Inc.(x)*	24,005	61,453
Ardelyx, Inc.*	48,775	631,149
Arena Pharmaceuticals, Inc.(x)*	359,718	629,507
Argos Therapeutics, Inc.*	28,573	142,008
ARIAD Pharmaceuticals, Inc.(x)*	266,400	3,647,016
Array BioPharma, Inc.(x)*	224,341	1,514,302
Arrowhead Pharmaceuticals, Inc.(x)*	93,991	690,834
Asterias Biotherapeutics, Inc.(x)*	30,197	128,035
Atara Biotherapeutics, Inc.(x)*	33,838	723,795
Athersys, Inc.(x)*	105,600	224,928
Avexis, Inc.*	8,385	345,546
Axovant Sciences Ltd.(x)*	35,666	499,324
Bellicum Pharmaceuticals, Inc.(x)*	30,241	601,796
BioCryst Pharmaceuticals, Inc.(x)*	115,321	508,566
BioSpecifics Technologies Corp.*	8,063	368,237
BioTime, Inc.(x)*	109,921	428,692
Bluebird Bio, Inc.(x)*	55,768	3,779,955
Blueprint Medicines Corp.*	29,008	861,538
Cara Therapeutics, Inc.(x)*	36,567	305,334
Celldex Therapeutics, Inc.(x)*	142,710	576,548
Cellular Biomedicine Group, Inc.(x)*	17,438	252,851
Cepheid, Inc.*	109,373	5,762,863
ChemoCentryx, Inc.*	37,404	225,920
Chimerix, Inc.*	62,245	344,837
Cidara Therapeutics, Inc.*	14,836	169,872
Clovis Oncology, Inc.(x)*	48,007	1,730,652
Coherus Biosciences, Inc.(x)*	44,786	1,199,369
Concert Pharmaceuticals, Inc.*	28,487	288,004
Corvus Pharmaceuticals, Inc.(x)*	4,420	72,709
Curis, Inc.(x)*	182,089	475,252
Cytokinetics, Inc.(x)*	52,681	483,612
CytomX Therapeutics, Inc.(x)*	28,685	449,781
CytRx Corp.(x)*	206,361	121,402
Dimension Therapeutics, Inc.(x)*	16,501	131,843
Dynavax Technologies Corp.(x)*	59,890	628,246
Eagle Pharmaceuticals, Inc.(x)*	13,106	917,420
Edge Therapeutics, Inc.(x)*	22,837	237,733
Editas Medicine, Inc.*	11,047	148,914
Eiger BioPharmaceuticals, Inc.(x)*	4,601	61,607
Emergent BioSolutions, Inc.*	48,011	1,513,787
Enanta Pharmaceuticals, Inc.*	22,265	592,472
Epizyme, Inc.*	60,691	597,199
Esperion Therapeutics, Inc.(x)*	20,908	289,576
Exact Sciences Corp.(x)*	157,874	2,931,720
Exelixis, Inc.*	342,051	4,374,832
FibroGen, Inc.*	76,876	1,591,333
Five Prime Therapeutics, Inc.(x)*	40,910	2,147,366
Flexion Therapeutics, Inc.*	38,165	745,744
Fortress Biotech, Inc.(x)*	44,095	130,962
Foundation Medicine, Inc.(x)*	19,635	458,477
Galena Biopharma, Inc.(x)*	268,055	93,900
Genomic Health, Inc.*	27,570	797,324
Geron Corp.(x)*	216,738	489,828
Global Blood Therapeutics, Inc.(x)*	28,405	654,735
GlycoMimetics, Inc.*	13,482	96,396
Halozyme Therapeutics, Inc.(x)*	166,334	2,009,315
Heron Therapeutics, Inc.(x)*	46,491	801,040
Idera Pharmaceuticals, Inc.(x)*	146,606	375,311
Ignyta, Inc.*	42,245	265,721
Immune Design Corp.*	24,782	187,848
ImmunoGen, Inc.(x)*	125,918	337,460
Immunomedics, Inc.(x)*	132,800	431,600
Infinity Pharmaceuticals, Inc.*	67,503	105,305
Inotek Pharmaceuticals Corp.(x)*	24,176	229,188
Inovio Pharmaceuticals, Inc.(x)*	98,018	913,528
Insmed, Inc.*	95,252	1,383,059
Insys Therapeutics, Inc.(x)*	35,513	418,698
Intellia Therapeutics, Inc.(x)*	10,293	175,187
Invitae Corp.(x)*	31,154	272,909
Ironwood Pharmaceuticals, Inc.*	194,970	3,096,124
Karyopharm Therapeutics, Inc.*	38,707	376,619
Keryx Biopharmaceuticals, Inc.(x)*	117,743	625,215

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kite Pharma, Inc.(x)*	58,997	$3,295,572
La Jolla Pharmaceutical Co.*	22,128	526,425
Lexicon Pharmaceuticals, Inc.(x)*	62,460	1,128,652
Ligand Pharmaceuticals, Inc.(x)*	28,020	2,859,721
Lion Biotechnologies, Inc.(x)*	86,294	710,200
Loxo Oncology, Inc.(x)*	19,470	509,725
MacroGenics, Inc.*	47,853	1,431,283
MannKind Corp.(x)*	472,778	293,122
Medgenics, Inc.*	34,638	192,934
MediciNova, Inc.(x)*	41,570	311,359
Merrimack Pharmaceuticals, Inc.(x)*	179,486	1,139,736
MiMedx Group, Inc.(x)*	157,368	1,350,217
Minerva Neurosciences, Inc.(x)*	29,584	417,578
Mirati Therapeutics, Inc.*	15,689	103,704
Momenta Pharmaceuticals, Inc.*	99,928	1,168,158
Myriad Genetics, Inc.(x)*	101,089	2,080,412
NantKwest, Inc.(x)*	22,982	178,800
Natera, Inc.(x)*	37,687	418,703
NewLink Genetics Corp.*	34,899	524,183
Novavax, Inc.(x)*	407,184	846,943
OncoMed Pharmaceuticals, Inc.(x)*	33,976	388,346
Ophthotech Corp.(x)*	46,032	2,123,456
Organovo Holdings, Inc.(x)*	123,521	468,145
Osiris Therapeutics, Inc.(x)*	25,920	128,563
Otonomy, Inc.*	35,015	636,923
OvaScience, Inc.(x)*	45,261	324,069
PDL BioPharma, Inc.	249,543	835,969
Pfenex, Inc.*	30,085	269,261
PharmAthene, Inc.(x)*	88,386	256,319
Portola Pharmaceuticals, Inc.*	73,127	1,660,714
Progenics Pharmaceuticals, Inc.(x)*	107,114	678,032
Protagonist Therapeutics, Inc.	11,317	239,128
Proteostasis Therapeutics, Inc.*	13,777	214,783
Prothena Corp. plc(x)*	52,288	3,135,711
PTC Therapeutics, Inc.*	48,958	685,902
Puma Biotechnology, Inc.(x)*	37,219	2,495,534
Radius Health, Inc.*	47,416	2,564,731
Raptor Pharmaceutical Corp.*	125,158	1,122,667
REGENXBIO, Inc.(x)*	28,543	399,887
Regulus Therapeutics, Inc.*	56,118	185,189
Repligen Corp.*	49,779	1,502,828
Retrophin, Inc.(x)*	52,805	1,181,776
Rigel Pharmaceuticals, Inc.*	147,931	542,907
Sage Therapeutics, Inc.*	45,265	2,084,453
Sangamo BioSciences, Inc.*	108,785	503,675
Sarepta Therapeutics, Inc.(x)*	63,821	3,919,248
Seres Therapeutics, Inc.(x)*	26,009	319,651
Sorrento Therapeutics, Inc.(x)*	38,590	298,687
Spark Therapeutics, Inc.(x)*	28,773	1,728,106
Spectrum Pharmaceuticals, Inc.*	125,538	586,262
Stemline Therapeutics, Inc.(x)*	27,283	295,475
Syndax Pharmaceuticals, Inc.*	6,589	99,889
Synergy Pharmaceuticals, Inc.(x)*	276,799	1,525,163
Synthetic Biologics, Inc.(x)*	105,122	180,810
T2 Biosystems, Inc.(x)*	20,221	146,400
TESARO, Inc.(x)*	40,256	4,035,261
TG Therapeutics, Inc.(x)*	57,935	448,417
Tobira Therapeutics, Inc.*	14,329	569,434
Tokai Pharmaceuticals, Inc.(x)*	12,354	18,902
Trevena, Inc.*	65,186	440,006
Trovagene, Inc.(x)*	40,269	180,808
Ultragenyx Pharmaceutical, Inc.(x)*	54,220	3,846,367
Vanda Pharmaceuticals, Inc.*	57,555	957,715
Versartis, Inc.*	39,130	479,343
Vitae Pharmaceuticals, Inc.*	38,108	797,219
Vital Therapies, Inc.(x)*	33,995	208,049
Voyager Therapeutics, Inc.(x)*	16,714	200,735
vTv Therapeutics, Inc., Class A*	9,459	68,010
XBiotech, Inc.(x)*	25,238	339,704
Xencor, Inc.*	47,074	1,152,842
Zafgen, Inc.*	32,784	108,515
ZIOPHARM Oncology, Inc.(x)*	178,471	1,004,792

		141,482,578

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.	33,225	1,715,074
Accuray, Inc.(x)*	122,089	777,707
Analogic Corp.	18,956	1,679,502
AngioDynamics, Inc.*	38,989	683,867
Anika Therapeutics, Inc.*	21,618	1,034,421
AtriCure, Inc.(x)*	49,285	779,689
Atrion Corp.	1,992	849,787
Avinger, Inc.(x)*	41,348	197,230
AxoGen, Inc.*	33,125	299,119
Cantel Medical Corp.	53,605	4,180,118
Cardiovascular Systems, Inc.*	45,184	1,072,668
Cerus Corp.(x)*	155,711	966,965
ConforMIS, Inc.*	50,872	504,650
CONMED Corp.	40,865	1,637,052
Corindus Vascular Robotics, Inc.(x)*	67,568	75,000
CryoLife, Inc.	45,407	797,801
Cutera, Inc.*	20,775	247,638
Cynosure, Inc., Class A*	35,838	1,825,588
Endologix, Inc.(x)*	123,341	1,578,765
Entellus Medical, Inc.(x)*	10,513	233,178
Exactech, Inc.*	16,794	453,942
GenMark Diagnostics, Inc.*	62,153	733,405
Glaukos Corp.*	24,353	919,082
Globus Medical, Inc., Class A*	105,473	2,380,526
Haemonetics Corp.*	77,083	2,791,175
Halyard Health, Inc.*	70,607	2,447,239
ICU Medical, Inc.*	22,070	2,789,207
Inogen, Inc.*	24,006	1,437,959
Insulet Corp.*	86,962	3,560,224
Integer Holdings Corp.*	44,812	971,972
Integra LifeSciences Holdings Corp.*	45,171	3,728,866
Invacare Corp.	49,651	554,602
InVivo Therapeutics Holdings Corp.(x)*	51,302	348,854
iRadimed Corp.(x)*	5,785	98,287
Iridex Corp.(x)*	10,157	147,175
K2M Group Holdings, Inc.(x)*	37,235	662,038
LeMaitre Vascular, Inc.	21,718	430,885
Masimo Corp.*	61,271	3,645,012
Meridian Bioscience, Inc.	62,417	1,204,024
Merit Medical Systems, Inc.*	64,099	1,556,965
Natus Medical, Inc.*	49,080	1,928,353
Neogen Corp.*	54,321	3,038,717
Nevro Corp.(x)*	35,952	3,753,029
Novocure Ltd.(x)*	72,848	622,122
NuVasive, Inc.*	74,189	4,945,439
NxStage Medical, Inc.*	95,909	2,396,766
OraSure Technologies, Inc.*	85,618	682,375
Orthofix International N.V.*	26,056	1,114,415
Oxford Immunotec Global plc*	36,789	462,070
Penumbra, Inc.*	38,337	2,913,229
Quidel Corp.*	40,009	883,799
Rockwell Medical, Inc.(x)*	70,502	472,363
RTI Surgical, Inc.*	77,148	241,473
Second Sight Medical Products, Inc.(x)*	18,228	64,163
Senseonics Holdings, Inc.*	38,002	148,208

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Spectranetics Corp.*	64,339	$1,614,265
STAAR Surgical Co.(x)*	62,594	588,384
SurModics, Inc.*	18,312	551,008
Tandem Diabetes Care, Inc.*	31,155	238,647
TransEnterix, Inc.(x)*	113,048	191,051
Utah Medical Products, Inc.	5,462	326,628
Vascular Solutions, Inc.*	25,805	1,244,575
Veracyte, Inc.*	17,065	129,865
Wright Medical Group N.V.*	155,011	3,802,420
Zeltiq Aesthetics, Inc.(x)*	53,542	2,099,917

		86,450,539

Health Care Providers & Services (2.0%)
AAC Holdings, Inc.(x)*	14,609	254,051
Aceto Corp.	42,409	805,347
Addus HomeCare Corp.*	12,486	326,634
Adeptus Health, Inc., Class A(x)*	20,927	900,907
Air Methods Corp.(x)*	52,876	1,665,065
Almost Family, Inc.*	12,030	442,343
Amedisys, Inc.*	42,259	2,004,767
American Renal Associates Holdings, Inc.(x)*	12,967	236,907
AMN Healthcare Services, Inc.*	70,776	2,255,631
BioScrip, Inc.(x)*	168,412	486,711
BioTelemetry, Inc.*	39,752	738,195
Capital Senior Living Corp.*	45,588	765,878
Chemed Corp.	24,329	3,432,092
Civitas Solutions, Inc.*	22,096	403,473
Community Health Systems, Inc.(x)*	167,657	1,934,762
CorVel Corp.*	14,441	554,534
Cross Country Healthcare, Inc.*	46,955	553,130
Diplomat Pharmacy, Inc.(x)*	68,847	1,928,404
Ensign Group, Inc.	72,435	1,458,117
Genesis Healthcare, Inc.*	51,409	137,262
HealthEquity, Inc.*	65,293	2,471,340
HealthSouth Corp.	134,536	5,458,126
Healthways, Inc.*	44,167	1,168,659
Kindred Healthcare, Inc.	123,656	1,263,764
Landauer, Inc.	14,275	634,952
LHC Group, Inc.*	22,121	815,822
Magellan Health, Inc.*	33,793	1,815,698
Molina Healthcare, Inc.*	64,865	3,782,927
National HealthCare Corp.	16,477	1,087,317
National Research Corp., Class A	12,716	207,144
National Research Corp., Class B(x)	546	18,837
Nobilis Health Corp.(x)*	80,039	268,131
Owens & Minor, Inc.	93,551	3,249,026
PharMerica Corp.*	43,984	1,234,631
Providence Service Corp.*	20,035	974,302
Quorum Health Corp.*	43,519	272,864
RadNet, Inc.*	55,147	408,088
Select Medical Holdings Corp.*	161,608	2,181,708
Surgery Partners, Inc.*	27,457	555,730
Surgical Care Affiliates, Inc.*	40,774	1,988,140
Team Health Holdings, Inc.*	101,870	3,316,887
Teladoc, Inc.(x)*	29,807	545,766
Triple-S Management Corp., Class B*	35,789	784,853
U.S. Physical Therapy, Inc.	18,155	1,138,318
Universal American Corp.	65,976	504,716
USMD Holdings, Inc.*	2,729	61,785

		57,493,741

Health Care Technology (0.5%)
Castlight Health, Inc., Class B(x)*	67,053	278,940
Computer Programs & Systems, Inc.(x)	16,440	428,426
Cotiviti Holdings, Inc.*	19,158	642,368
Evolent Health, Inc., Class A*	22,791	561,114
HealthStream, Inc.*	37,748	1,041,845
HMS Holdings Corp.*	127,096	2,817,718
Medidata Solutions, Inc.*	82,622	4,607,003
Omnicell, Inc.*	53,789	2,060,119
Press Ganey Holdings, Inc.*	34,045	1,375,418
Quality Systems, Inc.	78,702	890,907
Vocera Communications, Inc.*	36,264	612,862

		15,316,720

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.(x)*	33,539	914,273
Albany Molecular Research, Inc.(x)*	38,427	634,430
Cambrex Corp.*	48,138	2,140,216
ChromaDex Corp.(x)*	41,461	123,554
Enzo Biochem, Inc.*	56,372	286,934
Fluidigm Corp.*	46,506	372,513
INC Research Holdings, Inc., Class A*	62,279	2,776,398
Luminex Corp.*	59,986	1,362,882
Medpace Holdings, Inc.*	12,147	362,709
NanoString Technologies, Inc.*	21,330	426,173
NeoGenomics, Inc.*	78,559	645,755
Pacific Biosciences of California, Inc.(x)*	117,301	1,051,017
PAREXEL International Corp.*	78,954	5,483,355
PRA Health Sciences, Inc.*	36,800	2,079,568

		18,659,777

Pharmaceuticals (1.7%)
AcelRx Pharmaceuticals, Inc.(x)*	49,182	191,318
Aclaris Therapeutics, Inc.(x)*	12,845	328,960
Aerie Pharmaceuticals, Inc.*	35,373	1,334,977
Agile Therapeutics, Inc.*	14,002	97,734
Amphastar Pharmaceuticals, Inc.*	52,268	991,524
Ampio Pharmaceuticals, Inc.(x)*	60,412	44,717
ANI Pharmaceuticals, Inc.(x)*	12,106	803,233
Aratana Therapeutics, Inc.*	48,353	452,584
Axsome Therapeutics, Inc.*	13,752	108,366
Bio-Path Holdings, Inc.(x)*	113,683	159,156
Catalent, Inc.*	149,501	3,863,106
Cempra, Inc.(x)*	66,611	1,611,986
Collegium Pharmaceutical, Inc.(x)*	19,353	372,739
Corcept Therapeutics, Inc.(x)*	108,841	707,467
Depomed, Inc.(x)*†	91,482	2,286,135
Dermira, Inc.*	37,119	1,255,365
Durect Corp.(x)*	227,332	315,992
Egalet Corp.(x)*	35,186	267,765
Endocyte, Inc.(x)*	51,918	160,427
Flex Pharma, Inc.(x)*	14,850	174,933
Heska Corp.*	8,871	482,849
Horizon Pharma plc*	242,334	4,393,515
Impax Laboratories, Inc.*	110,164	2,610,887
Innoviva, Inc.(x)*	123,668	1,359,111
Intersect ENT, Inc.*	37,316	591,085
Intra-Cellular Therapies, Inc.*	51,936	791,505
Lannett Co., Inc.(x)*	41,693	1,107,783
Lipocine, Inc.(x)*	23,571	105,127
Medicines Co.(x)*	100,892	3,807,664
MyoKardia, Inc.(x)*	15,857	259,103
Nektar Therapeutics*	194,595	3,343,142
Neos Therapeutics, Inc.(x)*	19,296	126,968
Ocular Therapeutix, Inc.(x)*	29,803	204,747
Omeros Corp.(x)*	63,187	705,167
Pacira Pharmaceuticals, Inc.*	54,943	1,880,149
Paratek Pharmaceuticals, Inc.*	26,864	349,501
Phibro Animal Health Corp., Class A	26,899	731,115
Prestige Brands Holdings, Inc.*	79,626	3,843,547

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Reata Pharmaceuticals, Inc., Class A(x)*	8,340	$219,842
Revance Therapeutics, Inc.(x)*	29,872	484,225
SciClone Pharmaceuticals, Inc.*	74,580	764,445
Sucampo Pharmaceuticals, Inc., Class A*	34,911	429,754
Supernus Pharmaceuticals, Inc.*	71,231	1,761,543
Teligent, Inc.(x)*	59,824	454,662
Tetraphase Pharmaceuticals, Inc.*	48,474	185,655
TherapeuticsMD, Inc.(x)*	227,978	1,552,530
Theravance Biopharma, Inc.*	53,575	1,941,558
Titan Pharmaceuticals, Inc.(x)*	27,350	160,818
WaVe Life Sciences Ltd.*	10,294	334,246
Zogenix, Inc.(x)*	39,423	450,605

		50,961,332

Total Health Care		370,364,687

Industrials (12.6%)
Aerospace & Defense (1.4%)
AAR Corp.	48,873	1,530,702
Aerojet Rocketdyne Holdings, Inc.*	89,917	1,580,741
Aerovironment, Inc.*	31,495	768,793
Astronics Corp.*	28,837	1,299,107
Cubic Corp.	38,559	1,804,947
Curtiss-Wright Corp.	65,944	6,008,158
DigitalGlobe, Inc.*	95,368	2,622,620
Ducommun, Inc.*	15,060	343,970
Engility Holdings, Inc.*	27,253	858,470
Esterline Technologies Corp.*	44,437	3,378,989
KEYW Holding Corp.(x)*	51,946	573,484
KLX, Inc.*	79,957	2,814,486
Kratos Defense & Security Solutions, Inc.(x)*	73,679	507,648
Mercury Systems, Inc.*	57,706	1,417,836
Moog, Inc., Class A*	48,143	2,866,434
National Presto Industries, Inc.	7,207	632,703
Sparton Corp.*	13,063	343,034
TASER International, Inc.(x)*	78,706	2,251,779
Teledyne Technologies, Inc.*	51,147	5,520,296
Triumph Group, Inc.	74,074	2,065,183
Vectrus, Inc.*	16,304	248,310

		39,437,690

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	64,973	932,362
Atlas Air Worldwide Holdings, Inc.*	36,104	1,545,973
Echo Global Logistics, Inc.*	44,194	1,019,114
Forward Air Corp.	45,179	1,954,443
Hub Group, Inc., Class A*	50,896	2,074,521
Park-Ohio Holdings Corp.	13,206	481,359
Radiant Logistics, Inc.*	53,320	151,429
XPO Logistics, Inc.(x)*	147,071	5,393,094

		13,552,295

Airlines (0.3%)
Allegiant Travel Co.	19,722	2,604,685
Hawaiian Holdings, Inc.*	78,500	3,815,100
SkyWest, Inc.	71,410	1,885,938
Virgin America, Inc.(x)*	29,445	1,575,602

		9,881,325

Building Products (1.0%)
AAON, Inc.	61,025	1,758,740
Advanced Drainage Systems, Inc.	53,092	1,277,393
American Woodmark Corp.*	20,596	1,659,420
Apogee Enterprises, Inc.	43,228	1,931,859
Armstrong Flooring, Inc.*	34,168	645,092
Builders FirstSource, Inc.*	127,747	1,470,368
Caesarstone Ltd.*	36,474	1,375,434
Continental Building Products, Inc.*	52,210	1,095,888
CSW Industrials, Inc.*	22,786	738,038
Gibraltar Industries, Inc.*	47,952	1,781,417
Griffon Corp.	45,866	780,181
Insteel Industries, Inc.	26,984	977,900
Masonite International Corp.*	43,982	2,734,361
NCI Building Systems, Inc.*	42,457	619,448
Patrick Industries, Inc.*	21,541	1,333,819
PGT, Inc.*	72,206	770,438
Ply Gem Holdings, Inc.*	34,041	454,788
Quanex Building Products Corp.	50,973	879,794
Simpson Manufacturing Co., Inc.	62,283	2,737,338
Trex Co., Inc.*	44,640	2,621,261
Universal Forest Products, Inc.	29,649	2,920,130

		30,563,107

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	83,568	3,317,650
ACCO Brands Corp.*	161,225	1,554,209
Aqua Metals, Inc.(x)*	14,534	128,771
ARC Document Solutions, Inc.*	56,546	211,482
Brady Corp., Class A	69,028	2,389,059
Brink’s Co.	67,876	2,516,842
Casella Waste Systems, Inc., Class A*	61,104	629,371
CECO Environmental Corp.	46,154	520,617
Deluxe Corp.	73,005	4,878,194
Ennis, Inc.	38,390	646,871
Essendant, Inc.	55,503	1,138,922
G&K Services, Inc., Class A	29,485	2,815,523
Healthcare Services Group, Inc.	105,416	4,172,365
Heritage-Crystal Clean, Inc.*	16,387	217,619
Herman Miller, Inc.	89,743	2,566,650
HNI Corp.	67,877	2,701,505
InnerWorkings, Inc.*	57,237	539,173
Interface, Inc.	97,900	1,633,951
Kimball International, Inc., Class B	57,509	744,166
Knoll, Inc.	72,615	1,659,253
Matthews International Corp., Class A	48,158	2,926,080
McGrath RentCorp	35,093	1,112,799
Mobile Mini, Inc.	65,653	1,982,721
MSA Safety, Inc.	46,546	2,701,530
Multi-Color Corp.	20,950	1,382,700
NL Industries, Inc.*	10,418	40,943
Quad/Graphics, Inc.	44,044	1,176,856
SP Plus Corp.*	25,220	644,875
Steelcase, Inc., Class A	130,034	1,806,172
Team, Inc.*	43,974	1,438,390
Tetra Tech, Inc.	86,518	3,068,793
TRC Cos., Inc.*	23,943	207,586
U.S. Ecology, Inc.	32,520	1,458,197
UniFirst Corp.	22,727	2,996,782
Viad Corp.	30,909	1,139,615
VSE Corp.	13,048	443,501
West Corp.	65,049	1,436,282

		60,946,015

Construction & Engineering (0.8%)
Aegion Corp.*	54,928	1,047,477
Ameresco, Inc., Class A*	27,670	145,544
Argan, Inc.	19,649	1,163,024
Comfort Systems USA, Inc.	53,461	1,566,942
Dycom Industries, Inc.(x)*	45,796	3,745,197
EMCOR Group, Inc.	88,210	5,259,080
Granite Construction, Inc.	57,034	2,836,871
Great Lakes Dredge & Dock Corp.*	98,704	345,464
HC2 Holdings, Inc.(x)*	47,898	261,044

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
IES Holdings, Inc.*	11,042	$196,437
Layne Christensen Co.(x)*	24,787	210,937
MasTec, Inc.*	96,506	2,870,089
MYR Group, Inc.*	21,135	636,164
NV5 Global, Inc.*	11,069	357,640
Orion Group Holdings, Inc.*	38,279	262,211
Primoris Services Corp.	59,522	1,226,153
Tutor Perini Corp.*	58,096	1,247,321

		23,377,595

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	8,156	154,230
American Superconductor Corp.*	15,783	110,639
Atkore International Group, Inc.	18,107	339,325
AZZ, Inc.	39,096	2,551,796
Babcock & Wilcox Enterprises, Inc.*	70,191	1,158,151
Encore Wire Corp.	29,976	1,102,218
Energous Corp.(x)*	21,383	419,321
EnerSys, Inc.	65,228	4,513,125
FuelCell Energy, Inc.(x)*	39,833	215,895
Generac Holdings, Inc.*	98,168	3,563,498
General Cable Corp.	73,815	1,105,749
LSI Industries, Inc.	34,535	387,828
Plug Power, Inc.(x)*	263,125	449,944
Powell Industries, Inc.	13,890	556,295
Power Solutions International, Inc.(x)*	6,162	63,160
Preformed Line Products Co.	3,574	150,716
Sunrun, Inc.(x)*	91,048	573,602
Thermon Group Holdings, Inc.*	47,495	938,026
Vicor Corp.*	20,963	243,171

		18,596,689

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	53,858	1,240,350

Machinery (3.2%)
Actuant Corp., Class A	89,133	2,071,451
Alamo Group, Inc.	14,407	949,277
Albany International Corp., Class A	43,259	1,833,316
Altra Industrial Motion Corp.	38,828	1,124,847
American Railcar Industries, Inc.(x)	13,044	540,935
Astec Industries, Inc.	28,622	1,713,599
Barnes Group, Inc.	75,561	3,063,998
Blue Bird Corp.(x)*	10,069	147,108
Briggs & Stratton Corp.	63,575	1,185,674
Chart Industries, Inc.*	45,317	1,487,757
CIRCOR International, Inc.	24,426	1,454,813
CLARCOR, Inc.	71,096	4,621,240
Columbus McKinnon Corp.	31,102	554,860
Douglas Dynamics, Inc.	33,534	1,071,076
Dynamic Materials Corp.	17,976	191,624
Energy Recovery, Inc.(x)*	49,964	798,425
EnPro Industries, Inc.	31,874	1,811,081
ESCO Technologies, Inc.	37,705	1,750,266
ExOne Co.(x)*	17,967	273,458
Federal Signal Corp.	90,088	1,194,567
Franklin Electric Co., Inc.	69,447	2,827,187
FreightCar America, Inc.	16,622	239,024
Gencor Industries, Inc.*	11,016	131,972
Global Brass & Copper Holdings, Inc.	31,999	924,451
Gorman-Rupp Co.	28,125	720,281
Graham Corp.	12,923	246,829
Greenbrier Cos., Inc.(x)	40,346	1,424,214
Hardinge, Inc.	14,883	165,648
Harsco Corp.	123,356	1,224,925
Hillenbrand, Inc.	89,009	2,816,245
Hurco Cos., Inc.	8,308	233,206
Hyster-Yale Materials Handling, Inc.	13,992	841,339
John Bean Technologies Corp.	43,589	3,075,204
Joy Global, Inc.	147,489	4,091,345
Kadant, Inc.	15,942	830,738
Kennametal, Inc.	118,365	3,434,952
Lindsay Corp.(x)	16,208	1,199,068
Lydall, Inc.*	25,202	1,288,578
Manitowoc Co., Inc.	185,916	890,538
Meritor, Inc.*	118,211	1,315,688
Milacron Holdings Corp.*	20,227	322,823
Miller Industries, Inc.	15,282	348,277
Mueller Industries, Inc.	86,147	2,792,886
Mueller Water Products, Inc., Class A	233,336	2,928,367
Navistar International Corp.*	73,282	1,677,425
NN, Inc.	41,117	750,385
Omega Flex, Inc.	3,624	139,741
Proto Labs, Inc.(x)*	37,255	2,231,947
RBC Bearings, Inc.*	33,817	2,586,324
Rexnord Corp.*	125,157	2,679,611
SPX Corp.*	63,142	1,271,680
SPX FLOW, Inc.*	48,833	1,509,916
Standex International Corp.	19,257	1,788,398
Sun Hydraulics Corp.	34,591	1,116,252
Supreme Industries, Inc., Class A	18,115	349,619
Tennant Co.	26,463	1,714,802
Titan International, Inc.	68,577	693,999
TriMas Corp.*	68,888	1,282,006
Wabash National Corp.(x)*	98,840	1,407,482
Watts Water Technologies, Inc., Class A	41,862	2,714,332
Woodward, Inc.	79,161	4,945,979

		91,013,055

Marine (0.1%)
Costamare, Inc.	36,288	331,672
Matson, Inc.	65,058	2,594,513
Scorpio Bulkers, Inc.*	90,724	313,905

		3,240,090

Professional Services (1.2%)
Acacia Research Corp.	70,128	457,235
Advisory Board Co.*	62,043	2,775,804
Barrett Business Services, Inc.	11,017	546,553
CBIZ, Inc.*	75,974	850,149
CEB, Inc.	48,798	2,658,027
Cogint, Inc.(x)*	20,270	103,174
CRA International, Inc.*	12,933	343,889
Exponent, Inc.	38,100	1,945,386
Franklin Covey Co.*	17,130	305,085
FTI Consulting, Inc.*	62,897	2,802,690
GP Strategies Corp.*	20,777	511,530
Heidrick & Struggles International, Inc.	28,804	534,314
Hill International, Inc.*	48,692	224,470
Huron Consulting Group, Inc.*	33,158	1,981,522
ICF International, Inc.*	27,318	1,210,734
Insperity, Inc.	23,530	1,709,219
Kelly Services, Inc., Class A	46,111	886,253
Kforce, Inc.	37,444	767,228
Korn/Ferry International	86,330	1,812,930
Mistras Group, Inc.*	25,187	591,139
Navigant Consulting, Inc.*	71,652	1,448,804
On Assignment, Inc.*	76,430	2,773,645
Resources Connection, Inc.	54,162	809,180
RPX Corp.*	74,987	801,611
TriNet Group, Inc.*	62,172	1,344,780

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
TrueBlue, Inc.*	62,623	$1,419,037
WageWorks, Inc.*	54,601	3,325,747

		34,940,135

Road & Rail (0.4%)
ArcBest Corp.	39,257	746,668
Celadon Group, Inc.	37,575	328,405
Covenant Transportation Group, Inc., Class A*	17,450	337,309
Heartland Express, Inc.	68,187	1,287,371
Knight Transportation, Inc.	100,178	2,874,107
Marten Transport Ltd.	35,174	738,654
P.A.M. Transportation Services, Inc.*	4,096	82,002
Roadrunner Transportation Systems, Inc.*	44,534	355,381
Saia, Inc.*	38,539	1,154,628
Swift Transportation Co.(x)*	108,131	2,321,573
Universal Logistics Holdings, Inc.	10,628	142,628
USA Truck, Inc.*	12,703	130,079
Werner Enterprises, Inc.	67,501	1,570,748
YRC Worldwide, Inc.*	50,107	617,318

		12,686,871

Trading Companies & Distributors (0.9%)
Aircastle Ltd.	71,018	1,410,417
Applied Industrial Technologies, Inc.	53,836	2,516,295
Beacon Roofing Supply, Inc.*	86,380	3,634,007
BMC Stock Holdings, Inc.*	84,427	1,496,891
CAI International, Inc.*	24,028	198,712
DXP Enterprises, Inc.*	20,275	571,552
GATX Corp.(x)	61,064	2,720,401
GMS, Inc.*	10,789	239,839
H&E Equipment Services, Inc.	46,278	775,619
Kaman Corp.	39,816	1,748,719
Lawson Products, Inc.*	7,975	141,397
MRC Global, Inc.*	142,471	2,340,799
Neff Corp., Class A*	15,366	145,977
NOW, Inc.*	160,727	3,444,380
Real Industry, Inc.*	37,843	231,599
Rush Enterprises, Inc., Class A*	46,508	1,138,516
Rush Enterprises, Inc., Class B*	9,062	220,297
SiteOne Landscape Supply, Inc.*	16,960	609,373
Textainer Group Holdings Ltd.	30,186	226,093
Titan Machinery, Inc.*	24,181	251,482
Triton International Ltd.	52,270	689,441
Univar, Inc.*	65,607	1,433,513
Veritiv Corp.*	13,212	662,846
Willis Lease Finance Corp.*	6,061	144,070

		26,992,235

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	81,784	1,098,359

Total Industrials		367,565,811

Information Technology (15.9%)
Communications Equipment (1.7%)
ADTRAN, Inc.	72,406	1,385,851
Aerohive Networks, Inc.*	39,865	242,778
Applied Optoelectronics, Inc.(x)*	23,352	518,648
Bel Fuse, Inc., Class B	13,809	333,349
Black Box Corp.	20,241	281,350
CalAmp Corp.*	53,100	740,745
Calix, Inc.*	60,370	443,719
Ciena Corp.*	206,189	4,494,922
Clearfield, Inc.(x)*	16,760	315,088
Comtech Telecommunications Corp.	35,115	449,823
Digi International, Inc.*	34,188	389,743
Emcore Corp.	39,176	223,303
Extreme Networks, Inc.*	156,416	702,308
Finisar Corp.*	161,401	4,809,750
Harmonic, Inc.*	120,802	716,356
Infinera Corp.*	212,350	1,917,520
InterDigital, Inc.	50,344	3,987,245
Ixia*	93,858	1,173,225
KVH Industries, Inc.*	20,287	178,728
Lumentum Holdings, Inc.*	75,776	3,165,164
NETGEAR, Inc.*	48,701	2,945,923
NetScout Systems, Inc.*	134,923	3,946,498
Oclaro, Inc.*	162,958	1,393,291
Plantronics, Inc.	50,063	2,601,273
ShoreTel, Inc.*	97,746	781,968
Silicom Ltd.	7,877	326,108
Sonus Networks, Inc.*	75,234	585,321
Ubiquiti Networks, Inc.(x)*	38,375	2,053,063
ViaSat, Inc.*	66,631	4,974,004
Viavi Solutions, Inc.*	353,172	2,609,941

		48,687,005

Electronic Equipment, Instruments & Components (2.5%)
Agilysys, Inc.*	19,519	217,051
Anixter International, Inc.*	43,709	2,819,231
AVX Corp.	67,995	937,651
Badger Meter, Inc.	41,786	1,400,249
Belden, Inc.	62,855	4,336,366
Benchmark Electronics, Inc.*	75,462	1,882,777
Coherent, Inc.*	36,229	4,004,754
Control4 Corp.*	34,025	417,827
CTS Corp.	45,327	843,082
Daktronics, Inc.	52,295	498,894
DTS, Inc.	25,600	1,089,024
Electro Scientific Industries, Inc.*	36,772	207,394
ePlus, Inc.*	9,317	879,618
Fabrinet*	52,313	2,332,637
FARO Technologies, Inc.*	24,599	884,334
II-VI, Inc.*	90,022	2,190,235
Insight Enterprises, Inc.*	55,693	1,812,807
InvenSense, Inc.(x)*	124,208	921,623
Itron, Inc.*	50,554	2,818,891
Kimball Electronics, Inc.*	39,901	553,028
Knowles Corp.(x)*	133,521	1,875,970
Littelfuse, Inc.	33,166	4,272,112
Maxwell Technologies, Inc.*	43,396	223,923
Mesa Laboratories, Inc.	4,429	506,500
Methode Electronics, Inc.	54,895	1,919,678
MTS Systems Corp.	25,187	1,159,358
Novanta, Inc.*	48,072	834,049
OSI Systems, Inc.*	25,909	1,693,930
Park Electrochemical Corp.	27,413	476,164
PC Connection, Inc.	16,489	435,639
Plexus Corp.*	50,407	2,358,039
RadiSys Corp.*	50,425	269,522
Rofin-Sinar Technologies, Inc.*	41,168	1,324,786
Rogers Corp.*	27,035	1,651,298
Sanmina Corp.*	110,506	3,146,106
ScanSource, Inc.*	37,202	1,357,873
SYNNEX Corp.	42,526	4,852,642
Systemax, Inc.	14,680	116,266
Tech Data Corp.*	52,570	4,453,205
TTM Technologies, Inc.*	105,906	1,212,624
Universal Display Corp.*	62,060	3,444,951
Vishay Intertechnology, Inc.(x)	204,732	2,884,674
Vishay Precision Group, Inc.*	17,683	283,459

		71,800,241

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (2.3%)
2U, Inc.*	55,410	$2,121,649
Alarm.com Holdings, Inc.(x)*	15,114	436,190
Amber Road, Inc.*	28,748	277,418
Angie’s List, Inc.*	60,244	597,018
Apigee Corp.(x)*	21,906	381,164
Appfolio, Inc., Class A(x)*	10,899	211,877
Autobytel, Inc.*	12,031	214,152
Bankrate, Inc.*	71,117	603,072
Bazaarvoice, Inc.*	118,786	702,025
Benefitfocus, Inc.(x)*	18,911	754,927
Blucora, Inc.*	56,352	631,142
Box, Inc., Class A(x)*	71,269	1,123,199
Brightcove, Inc.*	43,573	568,628
Carbonite, Inc.*	29,409	451,722
Care.com, Inc.*	24,128	240,315
ChannelAdvisor Corp.*	33,932	438,741
Cimpress N.V.(x)*	37,761	3,820,658
comScore, Inc.*	72,398	2,219,723
Cornerstone OnDemand, Inc.*	75,973	3,490,959
Cvent, Inc.*	46,046	1,460,119
DHI Group, Inc.*	72,867	574,921
EarthLink Holdings Corp.	157,445	976,159
Endurance International Group Holdings, Inc.(x)*	88,268	772,345
Envestnet, Inc.*	62,176	2,266,315
Everyday Health, Inc.*	40,766	313,491
Five9, Inc.*	48,562	761,452
Global Sources Ltd.*	10,097	85,623
Gogo, Inc.(x)*	82,913	915,360
GrubHub, Inc.*	121,083	5,205,358
GTT Communications, Inc.*	38,543	906,917
Hortonworks, Inc.(x)*	58,421	487,815
inContact, Inc.*	86,615	1,210,878
Instructure, Inc.*	15,017	380,981
Intralinks Holdings, Inc.*	65,099	654,896
j2 Global, Inc.	70,662	4,706,796
Limelight Networks, Inc.*	80,443	150,428
Liquidity Services, Inc.*	40,657	456,985
LivePerson, Inc.*	80,350	675,743
LogMeIn, Inc.	37,873	3,423,340
Marchex, Inc., Class B*	46,196	127,963
MeetMe, Inc.*	59,994	371,963
MINDBODY, Inc., Class A(x)*	20,905	410,992
Monster Worldwide, Inc.*	124,607	449,831
New Relic, Inc.*	33,682	1,290,694
NIC, Inc.	94,456	2,219,716
Numerex Corp., Class A*	17,284	134,470
Q2 Holdings, Inc.*	37,623	1,078,275
QuinStreet, Inc.*	45,106	136,220
Quotient Technology, Inc.*	94,121	1,252,750
RealNetworks, Inc.*	29,930	133,488
Reis, Inc.	13,667	279,627
RetailMeNot, Inc.*	60,365	597,010
Rightside Group Ltd.*	15,026	136,737
Shutterstock, Inc.*	27,123	1,727,735
SPS Commerce, Inc.*	24,554	1,802,509
Stamps.com, Inc.(x)*	24,470	2,312,660
TechTarget, Inc.*	25,448	205,111
TrueCar, Inc.*	79,177	747,431
Web.com Group, Inc.*	65,330	1,128,249
WebMD Health Corp.*	56,148	2,790,556
Xactly Corp.*	33,527	493,517
XO Group, Inc.*	38,424	742,736

		66,240,741

IT Services (1.8%)
Acxiom Corp.*	117,254	3,124,819
ALJ Regional Holdings, Inc.(x)*	25,583	120,240
Blackhawk Network Holdings, Inc.*	82,422	2,486,672
CACI International, Inc., Class A*	36,717	3,704,745
Cardtronics plc, Class A*	68,237	3,043,370
Cass Information Systems, Inc.	17,131	970,471
Convergys Corp.	128,786	3,917,670
CSG Systems International, Inc.	48,845	2,018,764
Datalink Corp.*	27,900	296,019
EPAM Systems, Inc.*	72,437	5,020,608
EVERTEC, Inc.	94,137	1,579,619
ExlService Holdings, Inc.*	48,705	2,427,457
Forrester Research, Inc.	16,260	632,514
Hackett Group, Inc.	36,572	604,169
Information Services Group, Inc.*	43,408	173,198
Lionbridge Technologies, Inc.*	90,225	451,125
ManTech International Corp., Class A	37,008	1,394,831
MAXIMUS, Inc.	96,566	5,461,773
MoneyGram International, Inc.*	47,060	334,126
NCI, Inc., Class A	8,368	96,818
NeuStar, Inc., Class A(x)*	22,545	599,472
Perficient, Inc.*	53,113	1,070,227
PFSweb, Inc.*	21,833	194,969
Planet Payment, Inc.(x)*	60,912	225,984
Science Applications International Corp.	63,964	4,437,183
ServiceSource International, Inc.*	90,084	439,610
Sykes Enterprises, Inc.*	59,520	1,674,298
Syntel, Inc.(x)*	49,007	2,053,883
TeleTech Holdings, Inc.	25,233	731,505
Travelport Worldwide Ltd.	176,002	2,645,310
Unisys Corp.(x)*	78,512	764,707
Virtusa Corp.*	42,549	1,050,109

		53,746,265

Semiconductors & Semiconductor Equipment (3.2%)
Acacia Communications, Inc.(x)*	7,743	799,697
Advanced Energy Industries, Inc.*	59,373	2,809,530
Advanced Micro Devices, Inc.(x)*	1,116,787	7,716,998
Alpha & Omega Semiconductor Ltd.*	27,735	602,404
Ambarella, Inc.(x)*	48,109	3,541,304
Amkor Technology, Inc.*	152,287	1,480,230
Applied Micro Circuits Corp.*	113,430	788,339
Axcelis Technologies, Inc.*	42,206	560,496
Brooks Automation, Inc.	99,093	1,348,656
Cabot Microelectronics Corp.	35,476	1,877,035
Cavium, Inc.(x)*	96,861	5,637,310
CEVA, Inc.*	31,115	1,091,203
Cirrus Logic, Inc.*	93,792	4,985,045
Cohu, Inc.	38,273	449,325
Diodes, Inc.*	56,648	1,208,868
DSP Group, Inc.*	29,525	354,595
Entegris, Inc.*	212,436	3,700,635
Exar Corp.*	59,262	551,729
FormFactor, Inc.*	100,446	1,089,839
GigPeak, Inc.(x)*	97,135	228,267
Impinj, Inc.*	8,329	311,671
Inphi Corp.*	60,506	2,632,616
Integrated Device Technology, Inc.*	201,906	4,664,029
Intersil Corp., Class A	201,142	4,411,044
IXYS Corp.	36,198	436,186
Kopin Corp.*	87,727	191,245
Lattice Semiconductor Corp.*	182,598	1,185,061

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
MACOM Technology Solutions Holdings, Inc.*	35,231	$1,491,681
MaxLinear, Inc., Class A*	82,338	1,668,991
Microsemi Corp.*	167,087	7,014,312
MKS Instruments, Inc.	79,831	3,969,996
Monolithic Power Systems, Inc.	56,486	4,547,123
Nanometrics, Inc.*	37,380	835,069
NeoPhotonics Corp.*	46,770	764,222
NVE Corp.	7,047	415,350
PDF Solutions, Inc.*	41,938	762,013
Photronics, Inc.*	97,563	1,005,875
Power Integrations, Inc.	39,152	2,467,751
Rambus, Inc.*	164,418	2,055,225
Rudolph Technologies, Inc.*	41,821	741,905
Semtech Corp.*	97,418	2,701,401
Sigma Designs, Inc.*	58,211	453,464
Silicon Laboratories, Inc.*	62,028	3,647,246
Synaptics, Inc.*	51,736	3,030,695
Tessera Technologies, Inc.	74,171	2,851,133
Ultra Clean Holdings, Inc.*	50,618	375,079
Ultratech, Inc.*	32,547	751,185
Veeco Instruments, Inc.*	58,864	1,155,500
Xcerra Corp.*	75,220	455,833

		97,814,406

Software (3.8%)
8x8, Inc.*	133,798	2,064,503
A10 Networks, Inc.*	63,878	682,856
ACI Worldwide, Inc.*	174,124	3,374,523
American Software, Inc., Class A	38,051	422,366
Aspen Technology, Inc.*	120,954	5,659,438
AVG Technologies N.V.*	62,959	1,574,605
Barracuda Networks, Inc.*	32,136	818,825
Blackbaud, Inc.	70,960	4,707,486
Bottomline Technologies de, Inc.*	59,519	1,387,388
BroadSoft, Inc.*	44,544	2,073,523
Callidus Software, Inc.*	88,802	1,629,517
CommVault Systems, Inc.*	58,267	3,095,726
Digimarc Corp.(x)*	14,079	539,930
Ebix, Inc.(x)	37,967	2,158,424
Ellie Mae, Inc.*	47,641	5,016,597
EnerNOC, Inc.(x)*	36,904	199,651
Epiq Systems, Inc.	35,747	589,468
Exa Corp.(x)*	19,141	307,213
Fair Isaac Corp.	46,457	5,788,078
Fleetmatics Group plc*	59,079	3,543,558
Gigamon, Inc.*	49,011	2,685,803
Globant S.A.(x)*	38,998	1,642,596
Glu Mobile, Inc.(x)*	162,609	364,244
Guidance Software, Inc.*	31,635	188,545
HubSpot, Inc.*	43,585	2,511,368
Imperva, Inc.*	43,290	2,325,106
Infoblox, Inc.*	82,711	2,181,089
Interactive Intelligence Group, Inc.*	27,271	1,640,078
Jive Software, Inc.*	82,751	352,519
Mentor Graphics Corp.	155,604	4,114,170
MicroStrategy, Inc., Class A*	14,401	2,411,303
Mitek Systems, Inc.*	42,887	355,533
MobileIron, Inc.*	66,981	184,198
Model N, Inc.*	32,564	361,786
Monotype Imaging Holdings, Inc.	59,502	1,315,589
Park City Group, Inc.(x)*	14,757	174,133
Paycom Software, Inc.(x)*	66,029	3,310,034
Paylocity Holding Corp.*	32,856	1,460,778
Pegasystems, Inc.	55,099	1,624,869
Progress Software Corp.*	76,082	2,069,430
Proofpoint, Inc.(x)*	61,376	4,593,994
PROS Holdings, Inc.*	36,876	833,766
QAD, Inc., Class A	13,764	308,038
QAD, Inc., Class B	249	4,855
Qualys, Inc.*	40,110	1,531,801
Rapid7, Inc.*	31,920	563,388
RealPage, Inc.*	82,047	2,108,608
RingCentral, Inc., Class A*	88,497	2,093,839
Rosetta Stone, Inc.*	26,447	224,271
Rubicon Project, Inc.*	54,702	452,933
Sapiens International Corp. N.V.	35,154	448,917
SecureWorks Corp., Class A(x)*	8,376	104,784
Silver Spring Networks, Inc.*	58,114	824,056
Synchronoss Technologies, Inc.*	62,358	2,567,902
Take-Two Interactive Software, Inc.*	124,979	5,634,053
Tangoe, Inc.*	42,323	349,165
Telenav, Inc.*	46,275	265,156
TiVo Corp.*	172,609	3,362,423
TubeMogul, Inc.(x)*	32,022	300,046
Varonis Systems, Inc.*	15,643	470,854
VASCO Data Security International, Inc.*	44,297	780,070
Verint Systems, Inc.*	93,808	3,529,995
VirnetX Holding Corp.(x)*	65,058	199,077
Workiva, Inc.*	31,535	571,729
Zendesk, Inc.*	122,001	3,746,651
Zix Corp.*	76,929	315,409

		113,092,626

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.(x)*	160,903	2,888,209
Avid Technology, Inc.*	51,438	408,418
CPI Card Group, Inc.(x)	35,416	213,913
Cray, Inc.*	59,179	1,393,074
Diebold, Inc.	102,853	2,549,726
Eastman Kodak Co.*	24,214	363,210
Electronics for Imaging, Inc.*	70,886	3,467,743
Immersion Corp.(x)*	47,035	383,805
Nimble Storage, Inc.*	91,860	811,124
Pure Storage, Inc., Class A(x)*	104,311	1,413,414
Silicon Graphics International Corp.*	58,187	448,040
Stratasys Ltd.(x)*	73,501	1,770,639
Super Micro Computer, Inc.*	56,807	1,327,579
USA Technologies, Inc.(x)*	51,178	286,853

		17,725,747

Total Information Technology		469,107,031

Materials (4.2%)
Chemicals (2.3%)
A. Schulman, Inc.	43,341	1,262,090
AgroFresh Solutions, Inc.(x)*	29,258	154,775
American Vanguard Corp.	42,666	685,216
Balchem Corp.	47,416	3,676,163
Calgon Carbon Corp.	76,314	1,157,683
Chase Corp.	10,376	717,189
Chemtura Corp.*	95,837	3,144,412
Chermours Co.	274,815	4,397,040
Codexis, Inc.*	46,321	205,665
Ferro Corp.*	126,015	1,740,267
Flotek Industries, Inc.(x)*	76,991	1,119,449
FutureFuel Corp.	39,460	445,109
GCP Applied Technologies, Inc.*	106,685	3,021,319
H.B. Fuller Co.	75,186	3,493,893
Hawkins, Inc.	14,456	626,379
Ingevity Corp.*	64,015	2,951,092
Innophos Holdings, Inc.	29,589	1,154,859
Innospec, Inc.	35,764	2,174,809
KMG Chemicals, Inc.	13,479	381,860

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Koppers Holdings, Inc.*	29,918	$962,761
Kraton Corp.*	43,862	1,536,925
Kronos Worldwide, Inc.(x)	28,412	235,535
LSB Industries, Inc.(x)*	32,279	276,954
Minerals Technologies, Inc.	52,134	3,685,352
Olin Corp.	247,785	5,084,548
OMNOVA Solutions, Inc.*	65,164	549,984
PolyOne Corp.	125,707	4,250,154
Quaker Chemical Corp.	19,098	2,023,051
Rayonier Advanced Materials, Inc.(x)	63,030	842,711
Sensient Technologies Corp.	66,754	5,059,953
Stepan Co.	29,634	2,153,206
TerraVia Holdings, Inc.(x)*	126,442	347,716
Trecora Resources*	26,848	306,604
Tredegar Corp.	38,058	707,498
Trinseo S.A.	43,200	2,443,392
Tronox Ltd., Class A	98,821	925,953
Valhi, Inc.	19,882	45,729

		63,947,295

Construction Materials (0.2%)
Headwaters, Inc.*	110,142	1,863,603
Summit Materials, Inc., Class A*	115,875	2,149,481
U.S. Concrete, Inc.*	21,248	978,789
United States Lime & Minerals, Inc.(x)	2,390	157,740

		5,149,613

Containers & Packaging (0.1%)
AEP Industries, Inc.	5,977	653,704
Greif, Inc., Class A	38,537	1,911,050
Greif, Inc., Class B	8,783	532,162
Multi Packaging Solutions International Ltd.*	31,185	449,376
Myers Industries, Inc.	32,288	419,421
UFP Technologies, Inc.*	8,584	227,476

		4,193,189

Metals & Mining (1.1%)
AK Steel Holding Corp.(x)*	356,602	1,722,388
Allegheny Technologies, Inc.(x)	163,212	2,949,241
Ampco-Pittsburgh Corp.	10,985	121,824
Carpenter Technology Corp.	69,949	2,886,096
Century Aluminum Co.*	75,084	521,834
Cliffs Natural Resources, Inc.(x)*	317,944	1,859,972
Coeur Mining, Inc.*	243,277	2,877,967
Commercial Metals Co.	173,590	2,810,422
Ferroglobe plc	97,847	883,558
Gold Resource Corp.(x)	71,023	526,991
Handy & Harman Ltd.*	3,696	77,764
Haynes International, Inc.	19,474	722,680
Hecla Mining Co.	573,684	3,269,999
Kaiser Aluminum Corp.	24,438	2,113,642
Materion Corp.	30,436	934,689
Olympic Steel, Inc.	14,860	328,406
Ryerson Holding Corp.*	20,571	232,246
Schnitzer Steel Industries, Inc., Class A	40,513	846,722
Stillwater Mining Co.*	183,833	2,456,009
SunCoke Energy, Inc.	98,732	791,830
TimkenSteel Corp.(x)*	61,277	640,345
Worthington Industries, Inc.	67,826	3,257,683

		32,832,308

Paper & Forest Products (0.5%)
Boise Cascade Co.*	58,738	1,491,945
Clearwater Paper Corp.*	25,137	1,625,610
Deltic Timber Corp.	16,651	1,127,772
KapStone Paper and Packaging Corp.	130,046	2,460,470
Louisiana-Pacific Corp.*	215,821	4,063,910
Neenah Paper, Inc.	25,005	1,975,645
P.H. Glatfelter Co.	65,760	1,425,677
Schweitzer-Mauduit International, Inc.	44,850	1,729,416

		15,900,445

Total Materials		122,022,850

Real Estate (7.3%)
Equity Real Estate Investment Trusts (REITs) (6.9%)
Acadia Realty Trust (REIT)	115,773	4,195,614
Agree Realty Corp. (REIT)	34,437	1,702,565
Alexander’s, Inc. (REIT)	3,321	1,393,492
American Assets Trust, Inc. (REIT)	57,545	2,496,302
Armada Hoffler Properties, Inc. (REIT)	54,373	728,598
Ashford Hospitality Prime, Inc. (REIT)	36,733	517,935
Ashford Hospitality Trust, Inc. (REIT)	119,015	700,998
Bluerock Residential Growth REIT, Inc. (REIT)	28,974	376,662
CareTrust REIT, Inc. (REIT)	90,985	1,344,758
CatchMark Timber Trust, Inc. (REIT), Class A	57,370	670,655
CBL & Associates Properties, Inc. (REIT)	252,717	3,067,984
Cedar Realty Trust, Inc. (REIT)	133,406	960,523
Chatham Lodging Trust (REIT)	56,884	1,095,017
Chesapeake Lodging Trust (REIT)	90,399	2,070,137
City Office REIT, Inc. (REIT)	40,347	513,617
Colony Starwood Homes (REIT)(x)	98,054	2,814,150
Community Healthcare Trust, Inc. (REIT)	21,999	482,218
CorEnergy Infrastructure Trust, Inc. (REIT)	17,980	527,353
CoreSite Realty Corp. (REIT)	50,078	3,707,775
Cousins Properties, Inc. (REIT)	312,962	3,267,323
DiamondRock Hospitality Co. (REIT)	302,067	2,748,810
DuPont Fabros Technology, Inc. (REIT)	111,010	4,579,163
Easterly Government Properties, Inc. (REIT)	53,014	1,011,507
EastGroup Properties, Inc. (REIT)	47,373	3,484,758
Education Realty Trust, Inc. (REIT)	106,769	4,606,015
Farmland Partners, Inc. (REIT)(x)	18,110	202,832
FelCor Lodging Trust, Inc. (REIT)	203,083	1,305,824
First Industrial Realty Trust, Inc. (REIT)	174,334	4,919,705
First Potomac Realty Trust (REIT)	88,736	811,934
Four Corners Property Trust, Inc. (REIT)	58,797	1,254,140
Franklin Street Properties Corp. (REIT)	149,555	1,884,393
Geo Group, Inc. (REIT)(x)	112,293	2,670,328
Getty Realty Corp. (REIT)	40,744	975,004
Gladstone Commercial Corp. (REIT)	39,614	738,009
Global Net Lease, Inc. (REIT)	258,588	2,110,078
Government Properties Income Trust (REIT)(x)	83,319	1,884,676
Gramercy Property Trust (REIT)(x)	631,991	6,092,393
Healthcare Realty Trust, Inc. (REIT)	169,513	5,773,613
Hersha Hospitality Trust (REIT)	62,023	1,117,654
Hudson Pacific Properties, Inc. (REIT)	140,365	4,613,798

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Independence Realty Trust, Inc. (REIT)	60,493	$544,437
InfraREIT, Inc. (REIT)	63,924	1,159,581
Investors Real Estate Trust (REIT)	185,766	1,105,308
iStar, Inc. (REIT)*	104,379	1,119,987
Kite Realty Group Trust (REIT)	125,042	3,466,164
LaSalle Hotel Properties (REIT)	159,425	3,805,475
Lexington Realty Trust (REIT)	342,619	3,528,976
LTC Properties, Inc. (REIT)	56,930	2,959,791
Mack-Cali Realty Corp. (REIT)	134,802	3,669,310
Medical Properties Trust, Inc. (REIT)	353,518	5,221,461
Monmouth Real Estate Investment Corp. (REIT)	99,076	1,413,815
Monogram Residential Trust, Inc. (REIT)	256,617	2,730,405
National Health Investors, Inc. (REIT)	55,784	4,377,928
National Storage Affiliates Trust (REIT)	53,513	1,120,562
New Senior Investment Group, Inc. (REIT)	114,781	1,324,573
New York REIT, Inc. (REIT)	252,277	2,308,335
NexPoint Residential Trust, Inc. (REIT)	28,488	560,074
NorthStar Realty Europe Corp. (REIT)	94,711	1,037,085
One Liberty Properties, Inc. (REIT)	20,250	489,240
Parkway Properties, Inc. (REIT)	119,763	2,037,169
Pebblebrook Hotel Trust (REIT)(x)	107,227	2,852,238
Pennsylvania Real Estate Investment Trust (REIT)	103,290	2,378,769
Physicians Realty Trust (REIT)	203,042	4,373,525
Potlatch Corp. (REIT)	61,834	2,404,724
Preferred Apartment Communities, Inc. (REIT), Class A	39,770	537,293
PS Business Parks, Inc. (REIT)	28,285	3,212,327
QTS Realty Trust, Inc. (REIT), Class A	70,203	3,710,229
RAIT Financial Trust (REIT)	119,671	404,488
Ramco-Gershenson Properties Trust (REIT)	118,008	2,211,470
Retail Opportunity Investments Corp. (REIT)	161,747	3,551,964
Rexford Industrial Realty, Inc. (REIT)	100,425	2,298,728
RLJ Lodging Trust (REIT)	183,365	3,856,166
Ryman Hospitality Properties, Inc. (REIT)	65,081	3,134,301
Sabra Health Care REIT, Inc. (REIT)	97,851	2,463,888
Saul Centers, Inc. (REIT)	15,498	1,032,167
Select Income REIT (REIT)	95,839	2,578,069
Seritage Growth Properties (REIT), Class A(x)	37,971	1,924,370
Silver Bay Realty Trust Corp. (REIT)	50,735	889,385
STAG Industrial, Inc. (REIT)	104,114	2,551,834
Summit Hotel Properties, Inc. (REIT)	134,434	1,769,151
Sunstone Hotel Investors, Inc. (REIT)	322,759	4,128,088
Terreno Realty Corp. (REIT)	66,326	1,824,628
Tier REIT, Inc. (REIT)	74,071	1,143,656
UMH Properties, Inc. (REIT)	36,064	429,883
Universal Health Realty Income Trust (REIT)	11,576	729,520
Urban Edge Properties (REIT)	135,064	3,800,701
Urstadt Biddle Properties, Inc. (REIT), Class A	26,877	597,207
Washington Prime Group, Inc. (REIT)	279,130	3,455,629
Washington Real Estate Investment Trust (REIT)	110,534	3,439,818
Whitestone REIT (REIT)	38,511	534,533
Xenia Hotels & Resorts, Inc. (REIT)	158,238	2,402,052

		200,018,787

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	66,760	2,564,919
Altisource Portfolio Solutions S.A.(x)*	17,496	566,870
AV Homes, Inc.(x)*	17,732	295,061
Consolidated-Tomoka Land Co.	6,137	314,153
Forestar Group, Inc.(x)*	50,144	587,186
FRP Holdings, Inc.*	8,731	271,272
HFF, Inc., Class A	54,202	1,500,853
Kennedy-Wilson Holdings, Inc.	120,575	2,718,966
Marcus & Millichap, Inc.*	23,021	601,999
RE/MAX Holdings, Inc., Class A	26,308	1,151,764
RMR Group, Inc., Class A	11,942	453,080
St. Joe Co.*	31,010	569,964
Stratus Properties, Inc.*	8,353	203,813
Tejon Ranch Co.*	20,413	496,444
Trinity Place Holdings, Inc.(x)*	24,925	243,768

		12,540,112

Total Real Estate		212,558,899

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	16,039	1,043,177
Cincinnati Bell, Inc.*	320,135	1,306,151
Cogent Communications Holdings, Inc.	62,690	2,307,618
Consolidated Communications Holdings, Inc.(x)	75,209	1,898,275
FairPoint Communications, Inc.*	32,574	489,587
General Communication, Inc., Class A*	43,541	598,689
Globalstar, Inc.(x)*	550,876	666,560
Hawaiian Telcom Holdco, Inc.*	9,710	217,407
IDT Corp., Class B	27,488	473,893
Inteliquent, Inc.	48,943	789,940
Intelsat S.A.(x)*	40,477	109,693
Iridium Communications, Inc.(x)*	126,941	1,029,492
Lumos Networks Corp.*	32,583	456,162
ORBCOMM, Inc.*	94,950	973,238
pdvWireless, Inc.(x)*	15,025	344,073
Straight Path Communications, Inc., Class B(x)*	15,539	397,954
Vonage Holdings Corp.*	288,663	1,908,061
Windstream Holdings, Inc.(x)	140,710	1,414,136

		16,424,106

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	50,386	517,968
NII Holdings, Inc.*	75,820	252,481
Shenandoah Telecommunications Co.	68,739	1,870,387
Spok Holdings, Inc.	31,891	568,298

		3,209,134

Total Telecommunication Services		19,633,240

Utilities (3.4%)
Electric Utilities (1.0%)
ALLETE, Inc.	74,178	4,422,492
El Paso Electric Co.	61,334	2,868,591

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Empire District Electric Co.	66,972	$2,286,424
Genie Energy Ltd., Class B*	15,561	91,810
IDACORP, Inc.	75,313	5,895,502
MGE Energy, Inc.	49,965	2,823,522
Otter Tail Corp.	57,903	2,002,865
PNM Resources, Inc.	119,843	3,921,263
Portland General Electric Co.	133,735	5,695,774
Spark Energy, Inc., Class A	7,278	212,008

		30,220,251

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	21,558	1,316,332
Delta Natural Gas Co., Inc.(x)	8,302	198,003
New Jersey Resources Corp.	127,811	4,199,869
Northwest Natural Gas Co.	40,594	2,440,105
ONE Gas, Inc.	75,758	4,684,875
South Jersey Industries, Inc.	119,591	3,533,914
Southwest Gas Corp.	70,467	4,922,825
Spire, Inc.	66,646	4,248,016
WGL Holdings, Inc.	75,096	4,708,519

		30,252,458

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.	194,078	479,373
Atlantica Yield plc(x)	90,325	1,717,078
Dynegy, Inc.(x)*	174,854	2,166,441
NRG Yield, Inc., Class A	51,477	840,105
NRG Yield, Inc., Class C(x)	93,760	1,590,170
Ormat Technologies, Inc.	55,445	2,684,092
Pattern Energy Group, Inc.(x)	94,898	2,134,256
Talen Energy Corp.*	125,292	1,735,294
TerraForm Global, Inc., Class A	131,527	540,576
TerraForm Power, Inc., Class A(x)*	131,857	1,834,131
Vivint Solar, Inc.(x)*	27,816	87,898

		15,809,414

Multi-Utilities (0.5%)
Avista Corp.	93,926	3,925,167
Black Hills Corp.	77,028	4,715,654
NorthWestern Corp.	72,945	4,196,526
Unitil Corp.	20,478	799,871

		13,637,218

Water Utilities (0.3%)
American States Water Co.	54,848	2,196,662
Artesian Resources Corp., Class A	10,295	293,819
California Water Service Group	71,969	2,309,485
Connecticut Water Service, Inc.	15,885	789,961
Consolidated Water Co., Ltd.	20,612	239,512
Global Water Resources, Inc.(x)	10,552	84,522
Middlesex Water Co.	23,221	818,308
SJW Corp.	25,208	1,101,085
York Water Co.	20,415	605,509

		8,438,863

Total Utilities		98,358,204

Total Common Stocks (89.1%) (Cost $2,330,214,195)		2,605,392,912

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	198,082	164,903

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	4,193	1,887

Total Health Care		166,790

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	14,176	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	51,376	115,596

Total Telecommunication Services		115,596

Total Rights (0.0%) (Cost $—)		282,386

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	4,627,660	4,627,660

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.5%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $3,700,139, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $3,774,001.(xx)	$3,700,000	$3,700,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $30,001,750, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $30,600,001.(xx)	30,000,000	30,000,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $28,401,183, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $28,968,018.(xx)	28,400,000	28,400,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $13,372,435, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $13,639,394.(xx)	13,371,934	13,371,934
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $9,300,364, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $9,486,100.(xx)	9,300,000	9,300,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $50,002,708, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $51,002,766.(xx)	50,000,000	50,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $20,001,944, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $20,400,850.(xx)	20,000,000	20,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $35,511,530, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $36,220,251.(xx)	35,510,050	35,510,050
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $14,300,417, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $14,586,000.(xx)	14,300,000	14,300,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $15,000,613, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $15,300,000.(xx)	15,000,000	15,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $20,301,100, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $20,706,417.(xx)	20,300,000	20,300,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $8,200,314, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $8,364,169.(xx)	8,200,000	8,200,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $15,001,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $15,300,008.(xx)	15,000,000	15,000,000

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $16,001,120, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $16,320,004.(xx)	$16,000,000	$16,000,000

Total Repurchase Agreements		279,081,984

Total Short-Term Investments (9.7%) (Cost $283,709,644)		283,709,644

Total Investments (98.8%) (Cost $2,613,923,839)		2,889,384,942
Other Assets Less Liabilities (1.2%)		34,379,867

Net Assets (100%)		$2,923,764,809

*	Non-income producing.

†	Securities (totaling $2,671,447 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

@	Shares are less than 0.5.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $272,638,856. This was secured by collateral of $279,081,984 which was received as cash and subsequently invested in short-term investments currently valued at $279,081,984, as reported in the Portfolio of Investments, and $1,770,372 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/6/16-5/15/46.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$190,387	$—	$—	$210,839	$—	$—
PennyMac Mortgage Investment Trust (REIT)	1,001,819	548,446	—	1,554,977	77,764	—

	$1,192,206	$548,446	$—	$1,765,816	$77,764	$—

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Fund had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	2,570	December-16	$322,045,672	$320,813,100	$(1,232,572)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)(b)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(d)		Total
Assets:
Common Stocks
Consumer Discretionary	$328,881,102	$—	$—		$328,881,102
Consumer Staples	78,395,396	—	—		78,395,396
Energy	84,484,039	—	—		84,484,039
Financials	453,918,727	—	102,926		454,021,653
Health Care	366,833,977	1,244,575	2,286,135		370,364,687
Industrials	367,565,811	—	—		367,565,811
Information Technology	469,107,031	—	—		469,107,031
Materials	122,022,850	—	—		122,022,850
Real Estate	212,558,899	—	—		212,558,899
Telecommunication Services	19,633,240	—	—		19,633,240
Utilities	98,358,204	—	—		98,358,204
Rights
Health Care	—	—	166,790		166,790
Information Technology	—	—	—	(e)	— (e)
Telecommunication Services	—	—	115,596		115,596
Short-Term Investments
Investment Companies	4,627,660	—	—		4,627,660
Repurchase Agreements	—	279,081,984	—		279,081,984

Total Assets	$2,606,386,936	$280,326,559	$2,671,447		$2,889,384,942

Liabilities:
Futures	$(1,232,572)	$—	$—		$(1,232,572)

Total Liabilities	$(1,232,572)	$—	$—		$(1,232,572)

Total	$2,605,154,364	$280,326,559	$2,671,447		$2,888,152,370

(a)	Securities with a market value of $1,062,456 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $178,800 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(c)	A security with a market value of $1,244,575 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(d)	Securities with a market value of $2,389,062 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$519,159,524
Aggregate gross unrealized depreciation	(243,747,118)

Net unrealized appreciation	$275,412,406

Federal income tax cost of investments	$2,613,972,536

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.6%)
AGL Energy Ltd.	98,016	$1,431,709
Alumina Ltd.	366,195	410,166
Amcor Ltd.	164,738	1,915,542
AMP Ltd.	421,057	1,708,137
APA Group	159,993	1,045,874
Aristocrat Leisure Ltd.	79,998	970,448
ASX Ltd.	27,859	1,029,740
Aurizon Holdings Ltd.	284,797	1,025,761
AusNet Services	286,920	360,965
Australia & New Zealand Banking Group Ltd.	411,028	8,727,585
Bank of Queensland Ltd.	55,850	486,752
Bendigo & Adelaide Bank Ltd.	71,297	588,922
BHP Billiton Ltd.	454,068	7,855,402
BHP Billiton plc	298,931	4,492,896
Boral Ltd.	113,681	589,253
Brambles Ltd.	221,984	2,041,181
Caltex Australia Ltd.	37,687	994,842
Challenger Ltd.	85,593	667,952
CIMIC Group Ltd.	14,096	311,689
Coca-Cola Amatil Ltd.	76,139	598,388
Cochlear Ltd.	7,603	824,193
Commonwealth Bank of Australia	236,715	13,165,056
Computershare Ltd.	61,570	487,401
Crown Resorts Ltd.	50,305	506,106
CSL Ltd.	64,297	5,280,403
Dexus Property Group (REIT)	134,750	947,527
Domino’s Pizza Enterprises Ltd.	8,095	437,075
DUET Group	305,328	587,872
Flight Centre Travel Group Ltd.(x)	6,786	190,063
Fortescue Metals Group Ltd.	215,380	820,588
Goodman Group (REIT)	256,782	1,434,369
GPT Group (REIT)	242,532	941,246
Harvey Norman Holdings Ltd.	91,648	365,793
Healthscope Ltd.	263,245	623,669
Incitec Pivot Ltd.	250,687	543,653
Insurance Australia Group Ltd.	328,647	1,379,899
LendLease Group	79,971	862,364
Macquarie Group Ltd.	43,002	2,708,848
Medibank Pvt Ltd.	390,305	742,449
Mirvac Group (REIT)	479,658	824,075
National Australia Bank Ltd.	371,277	7,952,697
Newcrest Mining Ltd.	105,949	1,760,129
Oil Search Ltd.	191,751	1,049,230
Orica Ltd.	47,823	557,923
Origin Energy Ltd.	240,389	1,002,844
Platinum Asset Management Ltd.(x)	30,668	118,597
Qantas Airways Ltd.	65,126	156,224
QBE Insurance Group Ltd.	194,501	1,387,651
Ramsay Health Care Ltd.	19,866	1,206,759
REA Group Ltd.	8,181	354,688
Santos Ltd.	237,956	669,179
Scentre Group (REIT)	748,292	2,697,868
SEEK Ltd.	43,568	520,395
Sonic Healthcare Ltd.	54,351	918,077
South32 Ltd.	770,428	1,427,530
Stockland (REIT)	348,468	1,271,891
Suncorp Group Ltd.	184,715	1,716,982
Sydney Airport	147,490	792,502
Tabcorp Holdings Ltd.	120,042	459,425
Tatts Group Ltd.	193,799	542,378
Telstra Corp., Ltd.	597,523	2,373,152
TPG Telecom Ltd.	44,438	294,883
Transurban Group	284,969	2,485,053
Treasury Wine Estates Ltd.	105,159	889,835
Vicinity Centres (REIT)	475,722	1,157,334
Vocus Communications Ltd.	66,828	320,965
Wesfarmers Ltd.	159,213	5,386,477
Westfield Corp. (REIT)	278,981	2,080,209
Westpac Banking Corp.	469,792	10,680,028
Woodside Petroleum Ltd.	105,960	2,329,537
Woolworths Ltd.	181,320	3,239,203

		128,725,498

Austria (0.2%)
Andritz AG	10,219	556,240
Erste Group Bank AG*	39,599	1,172,808
OMV AG	22,953	660,652
Raiffeisen Bank International AG*	14,819	225,649
voestalpine AG	14,603	504,866

		3,120,215

Belgium (1.2%)
Ageas	28,474	1,038,434
Anheuser-Busch InBev S.A./N.V.	112,329	14,745,853
Colruyt S.A.(x)	9,696	537,629
Groupe Bruxelles Lambert S.A.	11,780	1,044,353
KBC Group N.V.*	35,440	2,063,033
Proximus SADP	21,336	636,554
Solvay S.A.	10,209	1,179,846
Telenet Group Holding N.V.*	8,591	448,082
UCB S.A.	18,116	1,400,732
Umicore S.A.	12,798	802,648

		23,897,164

Chile (0.0%)
Antofagasta plc	62,649	424,490

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	239,327	132,482

Denmark (1.6%)
A. P. Moeller - Maersk A/S, Class A	491	691,960
A. P. Moeller - Maersk A/S, Class B	938	1,379,704
Carlsberg A/S, Class B	14,520	1,387,205
Chr Hansen Holding A/S	13,541	804,921
Coloplast A/S, Class B	16,361	1,268,743
Danske Bank A/S	98,840	2,894,508
DSV A/S	28,057	1,401,091
Genmab A/S*	8,047	1,378,980
ISS A/S	23,423	974,502
Novo Nordisk A/S, Class B	268,183	11,173,972
Novozymes A/S, Class B	32,345	1,422,485
Pandora A/S	16,333	1,980,453
TDC A/S*	113,119	666,965
Tryg A/S	18,807	378,473
Vestas Wind Systems A/S	32,062	2,648,940
William Demant Holding A/S*	18,715	382,028

		30,834,930

Finland (0.9%)
Elisa Oyj	19,364	714,105
Fortum Oyj	62,697	1,012,742
Kone Oyj, Class B	47,502	2,410,208
Metso Oyj	12,927	377,095
Neste Oyj	17,896	762,691
Nokia Oyj	815,683	4,727,783
Nokian Renkaat Oyj	17,364	632,929
Orion Oyj, Class B	13,728	541,117
Sampo Oyj, Class A	63,725	2,834,604
Stora Enso Oyj, Class R	77,201	685,497
UPM-Kymmene Oyj	75,327	1,590,707
Wartsila Oyj Abp	21,628	973,468

		17,262,946

France (8.4%)
Accor S.A.	24,803	983,823

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Aeroports de Paris S.A.	4,442	$440,510
Air Liquide S.A.(x)	54,726	5,863,978
Airbus Group SE	82,405	4,984,578
Alstom S.A.*	20,046	530,202
Arkema S.A.	9,589	886,984
Atos SE	12,215	1,316,187
AXA S.A.‡	269,484	5,733,609
BNP Paribas S.A.	149,758	7,699,917
Bollore S.A.(x)	123,028	427,740
Bouygues S.A.	27,698	917,724
Bureau Veritas S.A.	36,673	786,649
Capgemini S.A.	23,082	2,260,505
Carrefour S.A.	78,277	2,026,822
Casino Guichard Perrachon S.A.	7,900	383,701
Christian Dior SE	7,852	1,406,976
Cie de Saint-Gobain	66,383	2,865,974
Cie Generale des Etablissements Michelin	26,596	2,940,978
CNP Assurances S.A.	21,726	364,990
Credit Agricole S.A.	148,404	1,464,241
Danone S.A.	83,338	6,181,380
Dassault Systemes S.A.	18,288	1,586,600
Edenred	30,219	706,597
Eiffage S.A.	6,844	531,716
Electricite de France S.A.	40,249	489,665
Engie S.A.(x)	206,580	3,200,130
Essilor International S.A.	29,033	3,744,210
Eurazeo S.A.	5,320	308,612
Eutelsat Communications S.A.	22,466	465,121
Fonciere des Regions (REIT)	4,170	388,615
Gecina S.A. (REIT)	5,036	791,836
Groupe Eurotunnel SE (Registered)	67,519	729,939
Hermes International	3,625	1,474,852
ICADE (REIT)	4,617	360,099
Iliad S.A.	3,852	808,311
Imerys S.A.	4,701	339,507
Ingenico Group S.A.	8,152	712,183
J.C. Decaux S.A.	10,542	340,328
Kering	10,712	2,158,574
Klepierre S.A. (REIT)	31,406	1,439,421
Lagardere S.C.A.	18,611	473,850
Legrand S.A.	37,672	2,221,166
L’Oreal S.A.	35,610	6,722,994
LVMH Moet Hennessy Louis Vuitton SE	39,512	6,735,919
Natixis S.A.	141,425	659,151
Orange S.A.	281,325	4,402,248
Pernod-Ricard S.A.	30,021	3,551,991
Peugeot S.A.*	68,397	1,044,143
Publicis Groupe S.A.	26,389	1,995,640
Remy Cointreau S.A.	2,723	232,383
Renault S.A.	26,907	2,210,728
Rexel S.A.	42,926	657,011
Safran S.A.	44,959	3,232,698
Sanofi	164,629	12,543,457
Schneider Electric SE	78,921	5,503,003
SCOR SE	23,422	728,028
SFR Group S.A.	15,112	444,030
Societe BIC S.A.	3,712	548,964
Societe Generale S.A.	105,564	3,643,077
Sodexo S.A.	13,091	1,558,111
Suez	44,936	741,113
Technip S.A.	14,602	896,761
Thales S.A.	14,679	1,352,092
Total S.A.	310,291	14,706,910
Unibail-Rodamco SE (REIT)	13,696	3,692,496
Valeo S.A.	33,909	1,977,432
Veolia Environnement S.A.	64,641	1,486,865
Vinci S.A.	69,404	5,307,023
Vivendi S.A.	160,933	3,242,955
Wendel S.A.	4,320	504,456
Zodiac Aerospace	29,286	713,073

		164,773,552

Germany (7.9%)
adidas AG	26,614	4,619,061
Allianz SE (Registered)	63,695	9,454,429
Axel Springer SE	6,249	319,994
BASF SE	128,021	10,948,057
Bayer AG (Registered)	115,685	11,619,854
Bayerische Motoren Werke (BMW) AG	46,610	3,917,022
Bayerische Motoren Werke (BMW) AG (Preference)(q)	7,640	563,189
Beiersdorf AG	14,632	1,380,114
Brenntag AG	21,844	1,192,007
Commerzbank AG	138,944	895,788
Continental AG	15,657	3,291,813
Covestro AG§	9,162	541,748
Daimler AG (Registered)	133,558	9,408,389
Deutsche Bank AG (Registered)*	195,865	2,548,265
Deutsche Boerse AG*	27,287	2,209,482
Deutsche Lufthansa AG (Registered)	35,241	392,141
Deutsche Post AG (Registered)	136,990	4,281,186
Deutsche Telekom AG (Registered)	449,356	7,532,719
Deutsche Wohnen AG	48,634	1,767,884
E.ON SE	278,870	1,974,335
Evonik Industries AG	19,552	660,831
Fraport AG Frankfurt Airport Services Worldwide	6,127	334,777
Fresenius Medical Care AG & Co. KGaA	31,206	2,723,929
Fresenius SE & Co. KGaA	57,919	4,619,928
Fuchs Petrolub SE (Preference)(q)	9,525	434,815
GEA Group AG	24,831	1,377,341
Hannover Rueck SE	8,089	866,495
HeidelbergCement AG	20,102	1,898,790
Henkel AG & Co. KGaA	14,773	1,719,328
Henkel AG & Co. KGaA (Preference)(q)	24,964	3,393,244
Hochtief AG	2,894	408,052
HUGO BOSS AG	8,778	485,440
Infineon Technologies AG	156,192	2,786,969
K+S AG (Registered)(x)	26,827	509,709
Lanxess AG	12,532	778,287
Linde AG	26,259	4,462,590
MAN SE	5,378	566,912
Merck KGaA	18,338	1,976,152
Metro AG	24,311	723,391
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	23,275	4,340,782
OSRAM Licht AG	11,977	703,113
Porsche Automobil Holding SE (Preference)(q)	22,113	1,128,892
ProSiebenSat.1 Media SE	30,934	1,324,774
RWE AG*	66,813	1,151,198
SAP SE	137,461	12,507,304
Schaeffler AG (Preference)(q)	21,595	341,624
Siemens AG (Registered)	107,309	12,561,915
Symrise AG	16,681	1,222,609
Telefonica Deutschland Holding AG	98,865	397,420
thyssenkrupp AG	51,354	1,224,437
TUI AG	72,531	1,031,301
United Internet AG (Registered)	17,259	763,596
Volkswagen AG	5,220	757,345
Volkswagen AG (Preference)(q)	25,429	3,340,688

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vonovia SE	65,664	$2,486,425
Zalando SE*§	13,220	551,596

		155,419,476

Hong Kong (3.0%)
AIA Group Ltd.	1,682,212	11,271,007
ASM Pacific Technology Ltd.	28,800	237,983
Bank of East Asia Ltd.(x)	174,000	710,205
BOC Hong Kong Holdings Ltd.	518,000	1,758,950
Cathay Pacific Airways Ltd.	156,000	217,906
Cheung Kong Infrastructure Holdings Ltd.	99,000	857,559
Cheung Kong Property Holdings Ltd.	380,152	2,803,672
CK Hutchison Holdings Ltd.	382,152	4,875,801
CLP Holdings Ltd.	232,000	2,408,658
First Pacific Co., Ltd.	361,750	258,989
Galaxy Entertainment Group Ltd.	338,000	1,286,116
Hang Lung Properties Ltd.	321,000	728,650
Hang Seng Bank Ltd.	108,600	1,950,342
Henderson Land Development Co., Ltd.	150,433	899,131
HK Electric Investments & HK Electric Investments Ltd.(x)§	430,500	422,702
HKT Trust & HKT Ltd.(x)	375,013	529,210
Hong Kong & China Gas Co., Ltd.	1,094,975	2,072,325
Hong Kong Exchanges and Clearing Ltd.(x)	162,258	4,280,275
Hongkong Land Holdings Ltd.(x)	143,900	997,227
Hysan Development Co., Ltd.	79,000	371,103
Jardine Matheson Holdings Ltd.	34,900	2,132,390
Kerry Properties Ltd.(x)	81,000	266,819
Li & Fung Ltd.	824,000	424,620
Link REIT (REIT)	318,500	2,350,063
Melco Crown Entertainment Ltd. (ADR)(x)	23,680	381,485
MTR Corp., Ltd.(x)	196,000	1,084,881
New World Development Co., Ltd.	745,109	975,687
Noble Group Ltd.*	1,130,908	127,943
NWS Holdings Ltd.	220,609	369,550
PCCW Ltd.	639,000	392,774
Power Assets Holdings Ltd.	199,000	1,949,197
Shangri-La Asia Ltd.	150,000	165,041
Sino Land Co., Ltd.	416,600	743,178
SJM Holdings Ltd.	249,000	184,168
Sun Hung Kai Properties Ltd.	198,000	3,017,589
Swire Pacific Ltd., Class A	75,500	817,176
Swire Properties Ltd.	169,000	497,320
Techtronic Industries Co., Ltd.	205,000	803,940
WH Group Ltd.§	873,500	706,587
Wharf Holdings Ltd.	187,900	1,376,786
Wheelock & Co., Ltd.(x)	128,000	760,368
Yue Yuen Industrial Holdings Ltd.	97,000	402,190

		58,867,563

Ireland (0.7%)
AerCap Holdings N.V.*	23,249	894,854
Bank of Ireland*	3,605,689	751,221
CRH plc	116,987	3,911,637
DCC plc	11,938	1,088,378
Experian plc	136,738	2,739,656
James Hardie Industries plc (CDI)(x)	62,945	987,334
Kerry Group plc, Class A	22,164	1,846,648
Paddy Power Betfair plc	11,659	1,318,882
Ryanair Holdings plc	15,627	215,925
Ryanair Holdings plc (ADR)	1,267	95,063

		13,849,598

Israel (0.6%)
Azrieli Group Ltd.	5,697	250,015
Bank Hapoalim B.M.	142,810	809,739
Bank Leumi Le-Israel B.M.*	187,755	713,527
Bezeq Israeli Telecommunication Corp., Ltd.	261,885	493,632
Check Point Software Technologies Ltd.*	18,484	1,434,543
Israel Chemicals Ltd.(x)	86,442	336,379
Mizrahi Tefahot Bank Ltd.	16,129	205,058
Mobileye N.V.*	23,729	1,010,143
Nice Ltd.	7,965	532,623
Taro Pharmaceutical Industries Ltd.(x)*	2,211	244,338
Teva Pharmaceutical Industries Ltd.	128,781	5,981,088

		12,011,085

Italy (1.5%)
Assicurazioni Generali S.p.A.	163,955	2,000,820
Atlantia S.p.A.	59,096	1,500,458
Enel S.p.A.	1,084,672	4,837,650
Eni S.p.A.	359,659	5,182,946
EXOR S.p.A.	14,902	603,972
Ferrari N.V.	16,848	875,181
Intesa Sanpaolo S.p.A.	1,793,344	3,981,260
Intesa Sanpaolo S.p.A. (RNC)	141,635	296,685
Leonardo-Finmeccanica S.p.A.*	29,026	329,256
Luxottica Group S.p.A.	24,874	1,188,505
Mediobanca S.p.A.	80,233	522,509
Poste Italiane S.p.A.§	62,647	429,755
Prysmian S.p.A.	30,750	805,759
Saipem S.p.A.*	900,174	381,046
Snam S.p.A.	346,681	1,920,695
Telecom Italia S.p.A.*	1,411,118	1,167,637
Telecom Italia S.p.A. (RNC)*	883,970	599,965
Terna Rete Elettrica Nazionale S.p.A.	222,728	1,148,419
UniCredit S.p.A.	702,708	1,637,770
Unione di Banche Italiane S.p.A.	125,871	290,199
UnipolSai S.p.A.	148,746	242,030

		29,942,517

Japan (21.2%)
ABC-Mart, Inc.	3,300	224,279
Acom Co., Ltd.*	50,400	237,402
Aeon Co., Ltd.	92,500	1,364,689
AEON Financial Service Co., Ltd.(x)	13,000	226,501
Aeon Mall Co., Ltd.	13,230	208,905
Air Water, Inc.	21,000	396,297
Aisin Seiki Co., Ltd.	28,000	1,282,133
Ajinomoto Co., Inc.	80,000	1,782,046
Alfresa Holdings Corp.	23,000	486,513
Alps Electric Co., Ltd.(x)	28,200	678,064
Amada Holdings Co., Ltd.	48,300	501,716
ANA Holdings, Inc.(x)	182,000	494,723
Aozora Bank Ltd.(x)	166,000	571,792
Asahi Glass Co., Ltd.	134,000	867,585
Asahi Group Holdings Ltd.	54,300	1,976,296
Asahi Kasei Corp.	183,000	1,458,150
Asics Corp.	22,400	450,381
Astellas Pharma, Inc.	298,900	4,667,896
Bandai Namco Holdings, Inc.	28,000	856,329
Bank of Kyoto Ltd.(x)	43,000	315,298
Benesse Holdings, Inc.(x)	10,300	262,898
Bridgestone Corp.	92,800	3,422,695
Brother Industries Ltd.	33,400	588,300
Calbee, Inc.(x)	11,100	419,754
Canon, Inc.	150,900	4,373,665
Casio Computer Co., Ltd.(x)	30,200	423,590
Central Japan Railway Co.	20,500	3,507,272
Chiba Bank Ltd.(x)	103,000	585,334
Chubu Electric Power Co., Inc.	93,500	1,361,329
Chugai Pharmaceutical Co., Ltd.	30,800	1,112,146
Chugoku Bank Ltd.(x)	19,600	239,179

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Chugoku Electric Power Co., Inc.(x)	40,400	$507,790
Concordia Financial Group Ltd.	166,700	728,687
Credit Saison Co., Ltd.	22,800	378,180
Cyberdyne, Inc.(x)*	12,900	202,033
Dai Nippon Printing Co., Ltd.	73,000	715,379
Daicel Corp.	38,200	484,277
Dai-ichi Life Holdings, Inc.	152,400	2,091,735
Daiichi Sankyo Co., Ltd.(x)	84,000	2,012,346
Daikin Industries Ltd.	32,900	3,065,169
Daito Trust Construction Co., Ltd.	10,200	1,630,100
Daiwa House Industry Co., Ltd.	78,500	2,150,045
Daiwa House REIT Investment Corp. (REIT)	192	564,139
Daiwa Securities Group, Inc.	236,000	1,328,984
Denso Corp.	67,400	2,690,752
Dentsu, Inc.	30,781	1,557,876
Don Quijote Holdings Co., Ltd.	16,100	590,081
East Japan Railway Co.	47,209	4,256,247
Eisai Co., Ltd.	35,200	2,200,028
Electric Power Development Co., Ltd.	20,000	480,380
FamilyMart UNY Holdings Co., Ltd.	11,600	769,554
FANUC Corp.	27,700	4,688,138
Fast Retailing Co., Ltd.	7,400	2,382,806
Fuji Electric Co., Ltd.	84,000	384,858
Fuji Heavy Industries Ltd.	82,000	3,079,455
Fujifilm Holdings Corp.	59,900	2,216,867
Fujitsu Ltd.	271,000	1,462,989
Fukuoka Financial Group, Inc.	120,000	498,450
GungHo Online Entertainment, Inc.(x)	51,200	125,480
Hachijuni Bank Ltd.	50,000	260,736
Hakuhodo DY Holdings, Inc.	33,300	388,845
Hamamatsu Photonics KK(x)	21,000	645,168
Hankyu Hanshin Holdings, Inc.	32,600	1,120,834
Hikari Tsushin, Inc.	2,000	185,399
Hino Motors Ltd.(x)	36,900	395,051
Hirose Electric Co., Ltd.	3,895	511,952
Hiroshima Bank Ltd.(x)	61,000	253,130
Hisamitsu Pharmaceutical Co., Inc.	7,200	388,617
Hitachi Chemical Co., Ltd.	12,400	284,210
Hitachi Construction Machinery Co., Ltd.(x)	17,400	346,779
Hitachi High-Technologies Corp.	7,800	310,906
Hitachi Ltd.	673,000	3,147,707
Hitachi Metals Ltd.	31,200	381,312
Hokuriku Electric Power Co.(x)	28,500	347,340
Honda Motor Co., Ltd.	230,500	6,636,109
Hoshizaki Electric Co., Ltd.	6,700	611,965
Hoya Corp.	58,700	2,357,345
Hulic Co., Ltd.	43,200	440,891
Idemitsu Kosan Co., Ltd.	13,200	271,956
IHI Corp.(x)	219,000	636,021
Iida Group Holdings Co., Ltd.	20,800	418,114
Inpex Corp.	131,100	1,188,598
Isetan Mitsukoshi Holdings Ltd.	46,500	457,652
Isuzu Motors Ltd.	82,500	970,181
ITOCHU Corp.	201,300	2,521,677
Iyo Bank Ltd.(x)	29,700	179,707
J. Front Retailing Co., Ltd.	34,300	449,425
Japan Airlines Co., Ltd.	16,538	486,862
Japan Airport Terminal Co., Ltd.(x)	5,200	197,686
Japan Exchange Group, Inc.	75,300	1,178,267
Japan Post Bank Co., Ltd.(x)	59,100	701,918
Japan Post Holdings Co., Ltd.	64,100	805,427
Japan Prime Realty Investment Corp. (REIT)	122	550,626
Japan Real Estate Investment Corp. (REIT)	188	1,123,176
Japan Retail Fund Investment Corp. (REIT)	381	941,132
Japan Tobacco, Inc.	155,500	6,352,961
JFE Holdings, Inc.(x)	67,800	988,567
JGC Corp.(x)	31,000	538,746
JSR Corp.(x)	29,000	455,745
JTEKT Corp.	29,500	443,398
JX Holdings, Inc.(x)	310,590	1,253,780
Kajima Corp.	125,000	873,693
Kakaku.com, Inc.(x)	21,900	395,434
Kamigumi Co., Ltd.	35,000	304,961
Kaneka Corp.	37,000	293,040
Kansai Electric Power Co., Inc.*	98,900	898,346
Kansai Paint Co., Ltd.(x)	34,200	749,163
Kao Corp.	71,500	4,027,305
Kawasaki Heavy Industries Ltd.	206,000	638,034
KDDI Corp.	259,900	7,997,789
Keihan Holdings Co., Ltd.(x)	67,000	468,334
Keikyu Corp.	68,000	708,832
Keio Corp.(x)	84,000	733,587
Keisei Electric Railway Co., Ltd.	19,000	474,171
Keyence Corp.	6,460	4,701,699
Kikkoman Corp.(x)	21,000	670,661
Kintetsu Group Holdings Co., Ltd.	262,000	1,098,269
Kirin Holdings Co., Ltd.	116,300	1,925,490
Kobe Steel Ltd.*	48,100	435,351
Koito Manufacturing Co., Ltd.	12,100	589,073
Komatsu Ltd.	130,200	2,983,411
Konami Corp.	13,600	526,611
Konica Minolta, Inc.(x)	66,400	563,295
Kose Corp.	3,800	389,449
Kubota Corp.	144,700	2,187,352
Kuraray Co., Ltd.	52,500	779,259
Kurita Water Industries Ltd.	15,500	368,558
Kyocera Corp.	45,300	2,173,256
Kyowa Hakko Kirin Co., Ltd.	38,200	601,499
Kyushu Electric Power Co., Inc.	63,200	587,841
Kyushu Financial Group, Inc.(x)	43,900	299,605
Lawson, Inc.	9,200	724,904
Lixil Group Corp.	38,600	828,018
M3, Inc.	26,000	885,452
Mabuchi Motor Co., Ltd.	7,500	415,536
Makita Corp.(x)	16,400	1,166,301
Marubeni Corp.(x)	234,400	1,201,676
Marui Group Co., Ltd.	33,600	443,685
Maruichi Steel Tube Ltd.(x)	6,300	217,633
Mazda Motor Corp.	77,400	1,189,189
McDonald’s Holdings Co. Japan Ltd.	10,276	302,818
Mebuki Financial Group, Inc.	87,750	314,476
Medipal Holdings Corp.	19,000	328,654
Meiji Holdings Co., Ltd.	15,922	1,575,129
Minebea Co., Ltd.(x)	48,400	458,319
Miraca Holdings, Inc.	7,900	393,911
Mitsubishi Chemical Holdings Corp.	186,100	1,169,982
Mitsubishi Corp.	202,300	4,598,472
Mitsubishi Electric Corp.	270,000	3,456,675
Mitsubishi Estate Co., Ltd.	175,000	3,280,775
Mitsubishi Gas Chemical Co., Inc.	32,000	457,604
Mitsubishi Heavy Industries Ltd.	455,000	1,902,418
Mitsubishi Logistics Corp.(x)	13,000	187,462
Mitsubishi Materials Corp.	14,600	399,032
Mitsubishi Motors Corp.	106,900	498,075
Mitsubishi Tanabe Pharma Corp.	33,300	711,752
Mitsubishi UFJ Financial Group, Inc.	1,766,500	8,907,800
Mitsubishi UFJ Lease & Finance Co., Ltd.	84,500	387,714
Mitsui & Co., Ltd.(x)	239,500	3,312,756
Mitsui Chemicals, Inc.	135,000	643,402
Mitsui Fudosan Co., Ltd.	120,000	2,555,125

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui O.S.K. Lines Ltd.	187,000	$435,175
Mixi, Inc.(x)	4,800	173,034
Mizuho Financial Group, Inc.	3,340,535	5,581,344
MS&AD Insurance Group Holdings, Inc.	71,580	1,996,846
Murata Manufacturing Co., Ltd.	26,600	3,469,545
Nabtesco Corp.	19,100	540,725
Nagoya Railroad Co., Ltd.(x)	124,000	673,861
NEC Corp.	351,000	906,811
Nexon Co., Ltd.	22,300	348,450
NGK Insulators Ltd.	37,000	766,154
NGK Spark Plug Co., Ltd.(x)	23,300	410,498
NH Foods Ltd.	24,000	578,955
NHK Spring Co., Ltd.	26,100	252,752
Nidec Corp.	33,100	3,045,236
Nikon Corp.(x)	47,100	703,404
Nintendo Co., Ltd.	15,800	4,180,778
Nippon Building Fund, Inc. (REIT)	203	1,284,691
Nippon Electric Glass Co., Ltd.	48,000	248,534
Nippon Express Co., Ltd.	117,000	546,716
Nippon Paint Holdings Co., Ltd.(x)	21,100	707,900
Nippon Prologis REIT, Inc. (REIT)	216	546,374
Nippon Steel & Sumitomo Metal Corp.	112,008	2,299,965
Nippon Telegraph & Telephone Corp.	98,048	4,477,890
Nippon Yusen KK(x)	240,000	449,382
Nissan Motor Co., Ltd.(x)	354,700	3,473,431
Nisshin Seifun Group, Inc.	31,415	478,007
Nissin Foods Holdings Co., Ltd.(x)	8,400	509,447
Nitori Holdings Co., Ltd.	10,600	1,268,254
Nitto Denko Corp.	23,700	1,538,183
NOK Corp.	11,300	247,550
Nomura Holdings, Inc.	509,800	2,281,504
Nomura Real Estate Holdings, Inc.	19,300	325,645
Nomura Real Estate Master Fund, Inc. (REIT)	501	837,028
Nomura Research Institute Ltd.	18,060	623,200
NSK Ltd.	67,100	688,578
NTT Data Corp.	17,500	874,660
NTT DoCoMo, Inc.	194,400	4,928,878
NTT Urban Development Corp.	14,300	138,045
Obayashi Corp.	95,300	944,640
Obic Co., Ltd.	8,500	452,212
Odakyu Electric Railway Co., Ltd.(x)	45,000	1,001,155
Oji Holdings Corp.	112,000	443,177
Olympus Corp.	41,600	1,451,255
Omron Corp.	27,500	988,142
Ono Pharmaceutical Co., Ltd.	58,900	1,635,335
Oracle Corp. Japan	5,900	333,059
Oriental Land Co., Ltd.(x)	29,700	1,806,885
Orix Corp.	185,100	2,731,230
Osaka Gas Co., Ltd.(x)	283,000	1,186,960
Otsuka Corp.	7,400	351,242
Otsuka Holdings Co., Ltd.	55,200	2,517,855
Panasonic Corp.	307,700	3,078,770
Park24 Co., Ltd.(x)	13,300	432,161
Pola Orbis Holdings, Inc.(x)	2,500	223,964
Rakuten, Inc.	133,500	1,736,583
Recruit Holdings Co., Ltd.	34,700	1,411,625
Resona Holdings, Inc.	321,605	1,352,517
Ricoh Co., Ltd.(x)	101,900	920,881
Rinnai Corp.(x)	4,800	445,801
Rohm Co., Ltd.	13,800	727,432
Ryohin Keikaku Co., Ltd.	3,300	664,767
Sankyo Co., Ltd.	7,400	252,657
Santen Pharmaceutical Co., Ltd.	51,800	763,905
SBI Holdings, Inc.	36,620	436,784
Secom Co., Ltd.	29,600	2,208,953
Sega Sammy Holdings, Inc.	28,600	407,300
Seibu Holdings, Inc.(x)	24,600	405,866
Seiko Epson Corp.	40,900	788,322
Sekisui Chemical Co., Ltd.	61,100	878,167
Sekisui House Ltd.	85,500	1,455,462
Seven & i Holdings Co., Ltd.	106,500	5,033,171
Seven Bank Ltd.(x)	77,000	246,475
Sharp Corp.(x)*	210,000	281,831
Shikoku Electric Power Co., Inc.(x)	28,500	281,526
Shimadzu Corp.	37,000	562,930
Shimamura Co., Ltd.	3,200	388,019
Shimano, Inc.	10,100	1,497,216
Shimizu Corp.	85,000	758,411
Shin-Etsu Chemical Co., Ltd.	52,500	3,665,367
Shinsei Bank Ltd.	281,000	424,833
Shionogi & Co., Ltd.	41,900	2,141,681
Shiseido Co., Ltd.	53,500	1,414,794
Shizuoka Bank Ltd.(x)	78,000	624,559
Showa Shell Sekiyu KK	33,800	313,636
SMC Corp.	8,100	2,336,610
SoftBank Group Corp.	135,800	8,797,379
Sohgo Security Services Co., Ltd.	10,400	558,553
Sompo Holdings, Inc.	48,225	1,426,976
Sony Corp.	178,500	5,832,369
Sony Financial Holdings, Inc.	25,300	348,346
Stanley Electric Co., Ltd.	19,500	524,508
Start Today Co., Ltd.	21,600	369,944
Sumitomo Chemical Co., Ltd.	206,000	915,996
Sumitomo Corp.(x)	158,300	1,767,636
Sumitomo Dainippon Pharma Co., Ltd.(x)	24,200	467,848
Sumitomo Electric Industries Ltd.	109,400	1,547,199
Sumitomo Heavy Industries Ltd.	85,000	418,828
Sumitomo Metal Mining Co., Ltd.	69,000	953,921
Sumitomo Mitsui Financial Group, Inc.	183,597	6,187,758
Sumitomo Mitsui Trust Holdings, Inc.	47,368	1,537,235
Sumitomo Realty & Development Co., Ltd.	51,000	1,321,293
Sumitomo Rubber Industries Ltd.	24,400	369,005
Sundrug Co., Ltd.	4,300	359,525
Suntory Beverage & Food Ltd.	20,100	872,080
Suruga Bank Ltd.(x)	29,000	695,417
Suzuken Co., Ltd.	11,520	380,216
Suzuki Motor Corp.	52,500	1,757,532
Sysmex Corp.	21,500	1,592,860
T&D Holdings, Inc.	80,400	906,471
Taiheiyo Cement Corp.	173,000	498,845
Taisei Corp.	142,000	1,063,080
Taisho Pharmaceutical Holdings Co., Ltd.	5,300	542,956
Taiyo Nippon Sanso Corp.(x)	17,000	177,244
Takashimaya Co., Ltd.	42,000	344,631
Takeda Pharmaceutical Co., Ltd.	98,400	4,709,997
TDK Corp.	17,100	1,143,837
Teijin Ltd.	27,800	539,215
Terumo Corp.	46,600	1,786,362
THK Co., Ltd.	18,300	360,485
Tobu Railway Co., Ltd.	144,000	732,831
Toho Co., Ltd.	17,600	584,128
Toho Gas Co., Ltd.(x)	70,000	655,249
Tohoku Electric Power Co., Inc.	64,200	837,278
Tokio Marine Holdings, Inc.	97,100	3,721,004
Tokyo Electric Power Co., Inc.*	210,500	910,387
Tokyo Electron Ltd.	21,700	1,914,938
Tokyo Gas Co., Ltd.	270,000	1,201,323
Tokyo Tatemono Co., Ltd.	30,400	365,154

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyu Corp.	141,000	$1,074,881
Tokyu Fudosan Holdings Corp.	67,000	364,090
TonenGeneral Sekiyu KK	42,000	425,360
Toppan Printing Co., Ltd.	71,000	640,616
Toray Industries, Inc.	209,000	2,033,440
Toshiba Corp.*	578,000	1,931,209
Toto Ltd.(x)	20,300	765,032
Toyo Seikan Group Holdings Ltd.	26,400	465,131
Toyo Suisan Kaisha Ltd.	12,500	529,622
Toyoda Gosei Co., Ltd.	8,500	197,822
Toyota Industries Corp.	21,800	1,011,523
Toyota Motor Corp.	374,570	21,722,714
Toyota Tsusho Corp.	27,900	647,147
Trend Micro, Inc.	15,100	526,032
Tsuruha Holdings, Inc.	4,300	497,590
Unicharm Corp.(x)	57,400	1,486,865
United Urban Investment Corp. (REIT)(x)	363	661,068
USS Co., Ltd.	32,300	546,000
West Japan Railway Co.	23,500	1,454,754
Yahoo! Japan Corp.	204,900	815,824
Yakult Honsha Co., Ltd.(x)	12,000	540,487
Yamada Denki Co., Ltd.	101,600	503,917
Yamaguchi Financial Group, Inc.(x)	25,000	266,399
Yamaha Corp.	22,400	722,563
Yamaha Motor Co., Ltd.	37,200	753,014
Yamato Holdings Co., Ltd.	48,400	1,126,507
Yamazaki Baking Co., Ltd.	17,000	416,171
Yaskawa Electric Corp.(x)	33,800	505,087
Yokogawa Electric Corp.	33,900	451,096
Yokohama Rubber Co., Ltd.	12,000	191,826

		415,585,192

Jordan (0.0%)
Hikma Pharmaceuticals plc	18,581	486,310

Luxembourg (0.2%)
ArcelorMittal S.A.*	261,555	1,597,252
Millicom International Cellular S.A. (SDR)	8,728	452,462
RTL Group S.A.	5,618	466,219
SES S.A. (FDR)	47,088	1,154,991
Tenaris S.A.	70,283	998,589

		4,669,513

Macau (0.1%)
MGM China Holdings Ltd.	123,600	216,859
Sands China Ltd.(x)	348,000	1,524,387
Wynn Macau Ltd.(x)	194,000	324,147

		2,065,393

Mexico (0.0%)
Fresnillo plc	30,621	720,488

Netherlands (3.7%)
ABN AMRO Group N.V. (CVA)§	27,301	564,915
Aegon N.V.	261,568	1,002,262
Akzo Nobel N.V.	35,661	2,413,233
Altice N.V., Class A(x)*	52,337	938,920
Altice N.V., Class B*	14,108	254,047
ASML Holding N.V.	51,196	5,614,111
Boskalis Westminster	11,964	425,778
Gemalto N.V.	11,047	708,343
Heineken Holding N.V.	14,530	1,164,864
Heineken N.V.	32,952	2,898,230
ING Groep N.V.	547,080	6,743,895
Koninklijke Ahold Delhaize N.V.*	180,400	4,109,382
Koninklijke DSM N.V.	25,474	1,720,488
Koninklijke KPN N.V.	473,346	1,571,272
Koninklijke Philips N.V.	129,072	3,821,359
Koninklijke Vopak N.V.	10,386	545,141
NN Group N.V.	47,380	1,454,218
NXP Semiconductors N.V.*	40,878	4,169,965
OCI N.V.(x)*	10,016	147,669
QIAGEN N.V.*	30,630	843,294
Randstad Holding N.V.	16,291	742,085
Royal Dutch Shell plc, Class A	601,793	14,935,305
Royal Dutch Shell plc, Class B	525,542	13,635,769
Wolters Kluwer N.V.	43,393	1,856,961

		72,281,506

New Zealand (0.2%)
Auckland International Airport Ltd.	126,645	677,996
Contact Energy Ltd.	103,326	379,861
Fletcher Building Ltd.	89,166	697,755
Mercury NZ Ltd.	104,214	230,755
Meridian Energy Ltd.	209,727	396,738
Ryman Healthcare Ltd.	52,355	367,326
Spark New Zealand Ltd.	270,602	711,578

		3,462,009

Norway (0.6%)
DNB ASA	130,781	1,718,173
Gjensidige Forsikring ASA	31,344	585,758
Marine Harvest ASA*	52,156	933,540
Norsk Hydro ASA	178,795	771,351
Orkla ASA	113,848	1,176,222
Schibsted ASA, Class A	9,117	268,266
Schibsted ASA, Class B	13,931	373,829
Statoil ASA	150,940	2,532,226
Telenor ASA	105,372	1,811,893
Yara International ASA	25,546	850,588

		11,021,846

Portugal (0.1%)
EDP - Energias de Portugal S.A.	327,407	1,099,332
Galp Energia SGPS S.A.	54,234	741,452
Jeronimo Martins SGPS S.A.	34,373	595,990

		2,436,774

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	325,171	603,241
CapitaLand Commercial Trust (REIT)(x)	249,200	291,832
CapitaLand Ltd.	372,700	880,346
CapitaLand Mall Trust (REIT)	342,900	547,603
City Developments Ltd.	67,900	454,495
ComfortDelGro Corp., Ltd.	333,600	691,007
DBS Group Holdings Ltd.	248,800	2,824,403
Genting Singapore plc(x)	961,541	533,689
Global Logistic Properties Ltd.(x)	317,200	437,190
Golden Agri-Resources Ltd.(x)	1,209,009	316,711
Hutchison Port Holdings Trust (BATS Exchange)	236,400	101,652
Hutchison Port Holdings Trust (Singapore Stock Exchange)	371,000	166,422
Jardine Cycle & Carriage Ltd.	16,733	529,133
Keppel Corp., Ltd.(x)	203,700	815,023
Oversea-Chinese Banking Corp., Ltd.	434,706	2,775,252
Sembcorp Industries Ltd.	157,200	301,068
Sembcorp Marine Ltd.(x)	107,200	103,649
Singapore Airlines Ltd.(x)	70,600	546,068
Singapore Exchange Ltd.	109,200	596,014
Singapore Press Holdings Ltd.	123,936	348,009
Singapore Technologies Engineering Ltd.	254,000	604,976
Singapore Telecommunications Ltd.	1,136,500	3,332,494
StarHub Ltd.(x)	77,590	196,240
Suntec Real Estate Investment Trust (REIT)	352,800	446,089
United Overseas Bank Ltd.(x)	187,398	2,603,000
UOL Group Ltd.	69,600	287,657
Wilmar International Ltd.	255,000	603,868

		21,937,131

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
South Africa (0.1%)
Investec plc	79,659	$487,102
Mediclinic International plc	52,374	629,696
Mondi plc	51,236	1,077,130

		2,193,928

Spain (2.7%)
Abertis Infraestructuras S.A.	81,788	1,273,409
ACS Actividades de Construccion y Servicios S.A.	28,709	867,661
Aena S.A.§	10,062	1,484,103
Amadeus IT Group S.A., Class A	62,408	3,117,902
Banco Bilbao Vizcaya Argentaria S.A.	925,944	5,598,137
Banco de Sabadell S.A.	777,012	995,056
Banco Popular Espanol S.A.(x)	489,177	604,044
Banco Santander S.A.	2,040,745	9,024,151
Bankia S.A.	667,662	547,513
Bankinter S.A.	104,250	741,536
CaixaBank S.A.	404,008	1,020,692
Distribuidora Internacional de Alimentacion S.A.(x)	98,260	608,306
Enagas S.A.	15,065	452,723
Endesa S.A.	45,488	974,968
Ferrovial S.A.	69,810	1,485,115
Gas Natural SDG S.A.	51,134	1,050,890
Grifols S.A.	42,778	921,688
Iberdrola S.A.	794,010	5,394,002
Industria de Diseno Textil S.A.	154,221	5,717,057
Mapfre S.A.	175,948	492,151
Red Electrica Corp. S.A.	39,722	856,239
Repsol S.A.	162,714	2,208,272
Telefonica S.A.	638,117	6,457,274
Zardoya Otis S.A.	28,252	271,668

		52,164,557

Sweden (2.5%)
Alfa Laval AB	43,038	674,198
Assa Abloy AB, Class B	137,856	2,799,128
Atlas Copco AB, Class A	94,569	2,845,327
Atlas Copco AB, Class B	55,335	1,510,839
Boliden AB	37,839	888,543
Electrolux AB	33,169	831,189
Getinge AB, Class B	29,723	575,893
Hennes & Mauritz AB, Class B	134,232	3,784,220
Hexagon AB, Class B	36,684	1,600,756
Husqvarna AB, Class B	56,432	492,046
ICA Gruppen AB	9,627	317,760
Industrivarden AB, Class C	21,453	396,615
Investor AB, Class B	64,186	2,345,484
Kinnevik AB, Class B	32,792	835,786
Lundin Petroleum AB*	29,663	542,157
Nordea Bank AB	429,436	4,259,473
Sandvik AB(x)	140,439	1,543,417
Securitas AB, Class B	46,996	787,294
Skandinaviska Enskilda Banken AB, Class A	215,698	2,165,800
Skanska AB, Class B	51,041	1,190,923
SKF AB, Class B	54,528	940,668
Svenska Cellulosa AB S.C.A., Class B	86,762	2,575,602
Svenska Handelsbanken AB, Class A	207,699	2,852,298
Swedbank AB, Class A	126,680	2,974,878
Swedish Match AB	28,843	1,057,922
Tele2 AB, Class B	50,955	439,518
Telefonaktiebolaget LM Ericsson, Class B	431,260	3,112,410
Telia Co. AB	337,486	1,510,653
Volvo AB, Class B	216,938	2,474,100

		48,324,897

Switzerland (8.3%)
ABB Ltd. (Registered)*	274,448	6,162,319
Actelion Ltd. (Registered)*	14,708	2,546,355
Adecco Group AG (Registered)	22,022	1,240,143
Aryzta AG*	12,654	561,517
Baloise Holding AG (Registered)	7,004	847,113
Barry Callebaut AG (Registered)*	350	465,049
Chocoladefabriken Lindt & Spruengli AG	131	757,144
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,023,752
Cie Financiere Richemont S.A. (Registered)	73,801	4,493,573
Coca-Cola HBC AG*	28,771	667,697
Credit Suisse Group AG (Registered)*	262,500	3,434,251
Dufry AG (Registered)*	5,816	727,457
EMS-Chemie Holding AG (Registered)	1,070	574,164
Galenica AG (Registered)	522	553,493
Geberit AG (Registered)	5,354	2,343,179
Givaudan S.A. (Registered)	1,294	2,631,691
Glencore plc*	1,729,856	4,742,391
Julius Baer Group Ltd.*	30,036	1,219,072
Kuehne + Nagel International AG (Registered)	7,789	1,129,283
LafargeHolcim Ltd. (Registered)*	64,912	3,503,918
Lonza Group AG (Registered)(x)*	7,577	1,445,850
Nestle S.A. (Registered)	447,115	35,229,813
Novartis AG (Registered)	313,310	24,639,098
Pargesa Holding S.A.	4,674	319,923
Partners Group Holding AG	2,293	1,155,092
Roche Holding AG	98,820	24,481,281
Schindler Holding AG	5,826	1,091,468
Schindler Holding AG (Registered)	2,976	563,262
SGS S.A. (Registered)	775	1,735,014
Sika AG	307	1,492,085
Sonova Holding AG (Registered)	7,370	1,043,103
STMicroelectronics N.V.(x)	88,690	723,911
Swatch Group AG(x)	4,419	1,248,682
Swatch Group AG (Registered)	6,751	374,947
Swiss Life Holding AG (Registered)*	4,384	1,132,961
Swiss Prime Site AG (Registered)*	9,354	820,340
Swiss Reinsurance AG	46,761	4,218,838
Swisscom AG (Registered)	3,661	1,738,015
Syngenta AG (Registered)	13,141	5,746,161
UBS Group AG (Registered)	506,974	6,884,030
Wolseley plc	36,163	2,038,414
Zurich Insurance Group AG*	21,264	5,471,951

		163,217,800

United Kingdom (14.6%)
3i Group plc	137,506	1,157,431
Aberdeen Asset Management plc	134,235	566,605
Admiral Group plc	30,407	807,553
Aggreko plc	35,343	436,845
Anglo American plc*	198,337	2,489,652
Ashtead Group plc	70,013	1,153,399
Associated British Foods plc	49,565	1,670,335
AstraZeneca plc	176,183	11,413,161
Auto Trader Group plc§	126,433	664,518
Aviva plc	572,500	3,275,955
Babcock International Group plc	37,129	498,137
BAE Systems plc	451,131	3,060,749
Barclays plc	2,374,815	5,178,023
Barratt Developments plc	142,933	917,759
Berkeley Group Holdings plc	18,882	632,419
BP plc	2,589,593	15,082,171
British American Tobacco plc	259,265	16,580,619

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
British Land Co. plc (REIT)	140,900	$1,157,578
BT Group plc	1,197,163	6,036,194
Bunzl plc	47,858	1,416,057
Burberry Group plc	63,781	1,141,445
Capita plc	89,633	778,541
Centrica plc	716,743	2,119,993
CNH Industrial N.V.	133,561	956,018
Cobham plc	200,321	435,874
Coca-Cola European Partners plc	30,365	1,207,709
Compass Group plc	232,515	4,509,042
Croda International plc	18,573	839,546
Diageo plc	355,625	10,196,865
Direct Line Insurance Group plc	182,656	863,662
Dixons Carphone plc	135,098	646,185
easyJet plc	22,328	291,863
Fiat Chrysler Automobiles N.V.(x)	125,879	799,209
G4S plc	216,018	637,821
GKN plc	234,379	974,147
GlaxoSmithKline plc	681,716	14,527,667
Hammerson plc (REIT)	105,552	804,683
Hargreaves Lansdown plc	33,888	559,152
HSBC Holdings plc	2,768,932	20,789,283
ICAP plc	81,089	489,887
IMI plc	36,957	513,799
Imperial Brands plc	135,543	6,986,649
Inmarsat plc	60,967	557,880
InterContinental Hotels Group plc	26,619	1,097,890
International Consolidated Airlines Group S.A.	99,594	516,563
Intertek Group plc	23,360	1,057,628
Intu Properties plc (REIT)(x)	133,735	513,782
ITV plc	509,132	1,237,348
J Sainsbury plc	176,592	562,261
Johnson Matthey plc	27,693	1,183,713
Kingfisher plc	319,013	1,557,493
Land Securities Group plc (REIT)	110,283	1,515,613
Legal & General Group plc	833,253	2,366,730
Lloyds Banking Group plc	8,850,632	6,268,105
London Stock Exchange Group plc	44,712	1,622,697
Marks & Spencer Group plc	235,561	1,013,059
Meggitt plc	110,613	646,689
Merlin Entertainments plc§	99,290	566,460
National Grid plc	529,291	7,480,535
Next plc	20,222	1,253,863
Old Mutual plc	696,742	1,831,108
Pearson plc	116,958	1,142,478
Persimmon plc	44,067	1,038,651
Petrofac Ltd.	34,974	404,131
Provident Financial plc	21,612	847,571
Prudential plc	363,577	6,452,940
Randgold Resources Ltd.	13,370	1,344,314
Reckitt Benckiser Group plc	89,208	8,406,757
RELX N.V.	140,750	2,527,464
RELX plc	156,485	2,969,552
Rio Tinto Ltd.	59,973	2,378,806
Rio Tinto plc	175,433	5,837,535
Rolls-Royce Holdings plc*	259,944	2,426,176
Royal Bank of Scotland Group plc*	496,700	1,153,432
Royal Mail plc	122,991	779,122
RSA Insurance Group plc	142,786	1,010,493
SABMiller plc	137,373	8,005,114
Sage Group plc	152,862	1,464,097
Schroders plc	18,626	650,871
Segro plc (REIT)	97,105	572,073
Severn Trent plc	32,057	1,040,845
Sky plc	145,836	1,689,886
Smith & Nephew plc	126,766	2,044,976
Smiths Group plc	54,444	1,033,109
SSE plc	141,904	2,880,567
St. James’s Place plc	75,963	935,316
Standard Chartered plc*	456,300	3,715,975
Standard Life plc	276,816	1,233,896
Tate & Lyle plc	60,954	592,267
Taylor Wimpey plc	439,929	880,634
Tesco plc*	1,128,690	2,674,666
Travis Perkins plc	36,975	738,913
Unilever N.V. (CVA)	227,559	10,497,385
Unilever plc	181,456	8,602,288
United Utilities Group plc	98,542	1,282,316
Vodafone Group plc	3,695,926	10,597,617
Weir Group plc	30,213	664,226
Whitbread plc	25,748	1,306,557
William Hill plc	114,993	453,405
Wm Morrison Supermarkets plc(x)	320,811	905,544
Worldpay Group plc§	191,112	733,716
WPP plc	183,160	4,310,987

		286,340,285

United States (0.5%)
Carnival plc	26,873	1,311,716
Shire plc	125,668	8,122,532

		9,434,248

Total Common Stocks (88.5%) (Cost $1,762,459,315)		1,735,603,393

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	7,479,490	7,479,490

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $3,000,113, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $3,060,001.(xx)	$3,000,000	$3,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $5,700,333, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $5,814,000.(xx)	5,700,000	5,700,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $4,700,196, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19- 3/16/26; total market value $4,794,003.(xx)	4,700,000	4,700,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,481,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,530,683.(xx)	2,481,057	2,481,057
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $11,000,596, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $11,220,608.(xx)	11,000,000	11,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $5,100,213.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $7,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $7,140,000.(xx)	7,000,000	7,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $3,500,102, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $3,570,000.(xx)	3,500,000	3,500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $3,000,163, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $3,060,062.(xx)	3,000,000	3,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $2,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $2,040,001.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		51,381,057

Total Short-Term Investments (3.0%) (Cost $58,860,547)		58,860,547

Total Investments (91.5%) (Cost $1,821,319,862)		1,794,463,940
Other Assets Less Liabilities (8.5%)		166,159,442

Net Assets (100%)		$1,960,623,382

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $6,666,100 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $50,551,342. This was secured by collateral of $51,381,057 which was received as cash and subsequently invested in short-term investments currently valued at $51,381,057, as reported in the Portfolio of Investments, and $1,876,259 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.875%, maturing 10/27/16-5/15/45.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$209,827,355	10.7%
Consumer Staples	222,523,918	11.3
Energy	83,715,179	4.3
Financials	332,773,339	17.0
Health Care	197,431,811	10.1
Industrials	243,955,359	12.4
Information Technology	96,000,987	4.9
Investment Company	7,479,490	0.4
Materials	130,128,442	6.6
Real Estate	68,619,269	3.5
Repurchase Agreements	51,381,057	2.6
Telecommunication Services	86,632,550	4.4
Utilities	63,995,184	3.3
Cash and Other	166,159,442	8.5

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$6,946,584	$730,472	$374,326	$5,733,609	$289,210	$(6,495)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	2,667	December-16	$89,490,977	$89,699,474	$208,497
FTSE 100 Index	632	December-16	54,428,916	56,174,361	1,745,445
SPI 200 Index	216	December-16	21,512,667	22,383,731	871,064
TOPIX Index	426	December-16	56,160,066	55,578,916	(581,150)

					$2,243,856

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	3,039	$2,321,754	$2,329,699	$(7,945)
British Pound vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	4,346	5,642,184	5,827,308	(185,124)
European Union Euro vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	8,594	9,687,196	9,703,593	(16,397)
Japanese Yen vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	600,243	5,938,687	5,938,258	429

					$(209,037)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/5/16	Credit Suisse	630	$482,971	$482,495	$476

					$(208,561)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$381,485	$209,445,870	$—	$209,827,355
Consumer Staples	—	222,523,918	—	222,523,918
Energy	—	83,715,179	—	83,715,179
Financials	—	332,773,339	—	332,773,339
Health Care	244,338	197,187,473	—	197,431,811
Industrials	3,223,959	240,731,400	—	243,955,359
Information Technology	6,614,651	89,386,336	—	96,000,987
Materials	—	130,128,442	—	130,128,442
Real Estate	997,227	67,622,042	—	68,619,269
Telecommunication Services	—	86,632,550	—	86,632,550
Utilities	—	63,995,184	—	63,995,184
Forward Currency Contracts	—	905	—	905
Futures	2,825,006	—	—	2,825,006
Short-Term Investments
Investment Companies	7,479,490	—	—	7,479,490
Repurchase Agreements	—	51,381,057	—	51,381,057

Total Assets	$21,766,156	$1,775,523,695	$—	$1,797,289,851

Liabilities:
Forward Currency Contracts	$—	$(209,466)	$—	$(209,466)
Futures	(581,150)	—	—	(581,150)

Total Liabilities	$(581,150)	$(209,466)	$—	$(790,616)

Total	$21,185,006	$1,775,314,229	$—	$1,796,499,235

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal Income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,517,715
Aggregate gross unrealized depreciation	(189,138,720)

Net unrealized depreciation	$(30,621,005)

Federal income tax cost of investments	$1,825,084,945

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.7%)
AGL Energy Ltd.	81,401	$1,189,015
Alumina Ltd.(x)	324,140	363,061
Amcor Ltd.	139,929	1,627,068
AMP Ltd.	356,667	1,446,921
APA Group	138,973	908,466
Aristocrat Leisure Ltd.	65,235	791,360
ASX Ltd.	23,498	868,546
Aurizon Holdings Ltd.	253,707	913,784
AusNet Services	236,399	297,406
Australia & New Zealand Banking Group Ltd.	352,613	7,487,227
Bank of Queensland Ltd.	46,230	402,911
Bendigo & Adelaide Bank Ltd.	53,940	445,551
BHP Billiton Ltd.	388,160	6,715,190
BHP Billiton plc	255,376	3,838,270
Boral Ltd.	74,413	385,712
Brambles Ltd.	191,026	1,756,517
Caltex Australia Ltd.	33,478	883,735
Challenger Ltd.	65,542	511,478
CIMIC Group Ltd.	13,081	289,246
Coca-Cola Amatil Ltd.	73,341	576,398
Cochlear Ltd.(x)	6,947	753,080
Commonwealth Bank of Australia(x)	206,644	11,492,638
Computershare Ltd.	60,121	475,930
Crown Resorts Ltd.	41,914	421,686
CSL Ltd.	55,744	4,577,986
Dexus Property Group (REIT)(x)	116,018	815,809
Domino’s Pizza Enterprises Ltd.	7,150	386,051
DUET Group	272,095	523,886
Flight Centre Travel Group Ltd.(x)	7,310	204,739
Fortescue Metals Group Ltd.(x)	187,076	712,751
Goodman Group (REIT)(x)	216,506	1,209,389
GPT Group (REIT)	216,017	838,344
Harvey Norman Holdings Ltd.	74,059	295,590
Healthscope Ltd.	195,841	463,979
Incitec Pivot Ltd.(x)	193,689	420,044
Insurance Australia Group Ltd.	293,752	1,233,384
LendLease Group(x)	66,093	712,711
Macquarie Group Ltd.(x)	37,055	2,334,226
Medibank Pvt Ltd.	329,136	626,092
Mirvac Group (REIT)	445,168	764,819
National Australia Bank Ltd.	319,074	6,834,517
Newcrest Mining Ltd.	92,688	1,539,824
Oil Search Ltd.	169,589	927,963
Orica Ltd.	43,787	510,837
Origin Energy Ltd.	208,876	871,379
Platinum Asset Management Ltd.(x)	32,998	127,607
Qantas Airways Ltd.	72,244	173,299
QBE Insurance Group Ltd.	165,491	1,180,682
Ramsay Health Care Ltd.	16,776	1,019,057
REA Group Ltd.	6,146	266,460
Santos Ltd.(x)	191,840	539,492
Scentre Group (REIT)(x)	630,990	2,274,951
SEEK Ltd.	38,544	460,386
Sonic Healthcare Ltd.	49,440	835,122
South32 Ltd.(x)	636,923	1,180,158
Stockland (REIT)	288,508	1,053,040
Suncorp Group Ltd.	155,440	1,444,862
Sydney Airport	127,871	687,084
Tabcorp Holdings Ltd.	94,654	362,260
Tatts Group Ltd.	186,066	520,736
Telstra Corp., Ltd.	515,956	2,049,196
TPG Telecom Ltd.	38,457	255,194
Transurban Group	250,509	2,184,547
Treasury Wine Estates Ltd.	89,049	753,516
Vicinity Centres (REIT)	397,454	966,924
Vocus Communications Ltd.(x)	56,957	273,556
Wesfarmers Ltd.	136,103	4,604,622
Westfield Corp. (REIT)	238,224	1,776,306
Westpac Banking Corp.	403,157	9,165,180
Woodside Petroleum Ltd.	89,657	1,971,114
Woolworths Ltd.	153,763	2,746,909

		110,517,776

Austria (0.2%)
Andritz AG	8,219	447,376
Erste Group Bank AG*	34,571	1,023,894
OMV AG	18,876	543,305
Raiffeisen Bank International AG*	12,058	183,607
voestalpine AG	13,972	483,050

		2,681,232

Belgium (1.3%)
Ageas	24,033	876,473
Anheuser-Busch InBev S.A./N.V.	97,185	12,757,843
Colruyt S.A.(x)	8,069	447,414
Groupe Bruxelles Lambert S.A.	9,470	839,561
KBC Group N.V.*	30,622	1,782,568
Proximus SADP	19,028	567,695
Solvay S.A.	9,377	1,083,692
Telenet Group Holding N.V.*	7,035	366,926
UCB S.A.	15,208	1,175,885
Umicore S.A.	11,348	711,708

		20,609,765

Chile (0.0%)
Antofagasta plc	52,107	353,060

China (0.0%)
Yangzijiang Shipbuilding Holdings Ltd.	264,099	146,195

Denmark (1.6%)
A. P. Moeller - Maersk A/S, Class A	464	653,910
A. P. Moeller - Maersk A/S, Class B	718	1,056,106
Carlsberg A/S, Class B	12,942	1,236,447
Chr Hansen Holding A/S	11,914	708,207
Coloplast A/S, Class B	14,945	1,158,936
Danske Bank A/S	84,793	2,483,145
DSV A/S	23,786	1,187,809
Genmab A/S*	6,971	1,194,590
ISS A/S	20,387	848,191
Novo Nordisk A/S, Class B	231,077	9,627,933
Novozymes A/S, Class B	28,133	1,237,247
Pandora A/S	13,833	1,677,316
TDC A/S*	93,930	553,824
Tryg A/S	14,969	301,237
Vestas Wind Systems A/S	27,020	2,232,374
William Demant Holding A/S*	15,705	320,585

		26,477,857

Finland (0.9%)
Elisa Oyj	17,217	634,928
Fortum Oyj	54,228	875,943
Kone Oyj, Class B	40,623	2,061,174
Metso Oyj	14,894	434,475
Neste Oyj	14,927	636,158
Nokia Oyj	699,498	4,054,362
Nokian Renkaat Oyj	13,511	492,485
Orion Oyj, Class B	12,948	510,372
Sampo Oyj, Class A	54,085	2,405,799
Stora Enso Oyj, Class R	64,547	573,137
UPM-Kymmene Oyj	63,557	1,342,156
Wartsila Oyj Abp	17,978	809,183

		14,830,172

France (8.6%)
Accor S.A.	21,343	846,580

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Aeroports de Paris S.A.	3,727	$369,604
Air Liquide S.A.(x)	46,810	5,015,766
Airbus Group SE	71,027	4,296,337
Alstom S.A.*	17,436	461,170
Arkema S.A.	8,156	754,431
Atos SE	10,655	1,148,095
AXA S.A.‡	234,657	4,992,621
BNP Paribas S.A.	128,042	6,583,373
Bollore S.A.(x)	100,943	350,955
Bouygues S.A.	25,863	856,924
Bureau Veritas S.A.	31,972	685,811
Capgemini S.A.	19,789	1,938,009
Carrefour S.A.	66,980	1,734,309
Casino Guichard Perrachon S.A.	7,409	359,854
Christian Dior SE	6,723	1,204,674
Cie de Saint-Gobain	58,337	2,518,602
Cie Generale des Etablissements Michelin	22,012	2,434,081
CNP Assurances S.A.	20,556	345,335
Credit Agricole S.A.	127,172	1,254,753
Danone S.A.	71,272	5,286,416
Dassault Systemes S.A.	15,557	1,349,668
Edenred	24,677	577,011
Eiffage S.A.	6,441	500,407
Electricite de France S.A.	29,754	361,984
Engie S.A.(x)	176,536	2,734,719
Essilor International S.A.	24,854	3,205,270
Eurazeo S.A.	4,930	285,988
Eutelsat Communications S.A.	22,105	457,647
Fonciere des Regions (REIT)	4,008	373,518
Gecina S.A. (REIT)	4,691	737,590
Groupe Eurotunnel SE (Registered)	55,580	600,868
Hermes International	3,255	1,324,316
ICADE (REIT)	4,416	344,422
Iliad S.A.	3,314	695,416
Imerys S.A.	4,299	310,474
Ingenico Group S.A.	6,868	600,009
J.C. Decaux S.A.	9,934	320,699
Kering	9,157	1,845,226
Klepierre S.A. (REIT)	27,291	1,250,820
Lagardere S.C.A.	15,778	401,719
Legrand S.A.	32,703	1,928,190
L’Oreal S.A.	30,619	5,780,717
LVMH Moet Hennessy Louis Vuitton SE	33,703	5,745,613
Natixis S.A.	109,557	510,621
Orange S.A.	239,966	3,755,052
Pernod-Ricard S.A.	25,664	3,036,484
Peugeot S.A.*	57,389	876,095
Publicis Groupe S.A.	23,100	1,746,913
Remy Cointreau S.A.	2,514	214,547
Renault S.A.	23,181	1,904,593
Rexel S.A.	34,521	528,366
Safran S.A.	38,118	2,740,808
Sanofi	141,419	10,775,035
Schneider Electric SE	67,505	4,706,988
SCOR SE	19,926	619,362
SFR Group S.A.	13,525	397,400
Societe BIC S.A.	3,369	498,238
Societe Generale S.A.	92,594	3,195,475
Sodexo S.A.	11,489	1,367,438
Suez	38,990	643,048
Technip S.A.	12,862	789,901
Thales S.A.	12,771	1,176,345
Total S.A.	267,728	12,689,545
Unibail-Rodamco SE (REIT)	11,955	3,223,116
Valeo S.A.	28,859	1,682,937
Veolia Environnement S.A.	54,526	1,254,201
Vinci S.A.	60,690	4,640,701
Vivendi S.A.	140,712	2,835,483
Wendel S.A.	3,373	393,873
Zodiac Aerospace	24,511	596,809

		141,969,365

Germany (8.1%)
adidas AG	22,758	3,949,823
Allianz SE (Registered)	55,233	8,198,390
Axel Springer SE	5,618	287,682
BASF SE	111,007	9,493,059
Bayer AG (Registered)	99,944	10,038,766
Bayerische Motoren Werke (BMW) AG	40,017	3,362,958
Bayerische Motoren Werke (BMW) AG (Preference)(q)	6,713	494,854
Beiersdorf AG	12,479	1,177,040
Brenntag AG	19,063	1,040,251
Commerzbank AG	123,554	796,567
Continental AG	13,295	2,795,213
Covestro AG§	8,402	496,809
Daimler AG (Registered)	116,370	8,197,594
Deutsche Bank AG (Registered)*	166,772	2,169,756
Deutsche Boerse AG(x)*	23,672	1,896,452
Deutsche Lufthansa AG (Registered)	30,893	343,759
Deutsche Post AG (Registered)	117,258	3,664,525
Deutsche Telekom AG (Registered)	389,728	6,533,153
Deutsche Wohnen AG	40,777	1,482,276
E.ON SE	241,915	1,712,702
Evonik Industries AG	17,804	601,751
Fraport AG Frankfurt Airport Services Worldwide	5,173	282,651
Fresenius Medical Care AG & Co. KGaA	26,497	2,312,887
Fresenius SE & Co. KGaA	49,475	3,946,390
Fuchs Petrolub SE (Preference)(q)	8,987	410,255
GEA Group AG	21,928	1,216,315
Hannover Rueck SE	7,246	776,192
HeidelbergCement AG	16,902	1,596,525
Henkel AG & Co. KGaA	12,735	1,482,139
Henkel AG & Co. KGaA (Preference)(q)	21,533	2,926,884
Hochtief AG	2,651	373,789
HUGO BOSS AG	7,785	430,526
Infineon Technologies AG	136,570	2,436,849
K+S AG (Registered)(x)	23,568	447,789
Lanxess AG	10,770	668,860
Linde AG	22,448	3,814,929
MAN SE	4,216	444,422
Merck KGaA	15,621	1,683,361
Metro AG	20,974	624,096
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	19,978	3,725,893
OSRAM Licht AG	10,802	634,134
Porsche Automobil Holding SE (Preference)(q)	18,926	966,192
ProSiebenSat.1 Media SE	26,125	1,118,825
RWE AG*	60,240	1,037,945
SAP SE	118,781	10,807,648
Schaeffler AG (Preference)(q)	19,566	309,526
Siemens AG (Registered)	92,457	10,823,295
Symrise AG	15,250	1,117,726
Telefonica Deutschland Holding AG	82,011	329,670
thyssenkrupp AG	43,654	1,040,845
TUI AG	59,787	850,097
United Internet AG (Registered)	14,918	660,022

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG	3,983	$577,875
Volkswagen AG (Preference)(q)	22,431	2,946,831
Vonovia SE	56,396	2,135,484
Zalando SE*§	10,258	428,008

		134,118,255

Hong Kong (3.1%)
AIA Group Ltd.	1,456,200	9,756,702
ASM Pacific Technology Ltd.	32,477	268,367
Bank of East Asia Ltd.(x)	138,621	565,801
BOC Hong Kong Holdings Ltd.	447,223	1,518,616
Cathay Pacific Airways Ltd.	148,768	207,804
Cheung Kong Infrastructure Holdings Ltd.	79,013	684,427
Cheung Kong Property Holdings Ltd.	325,380	2,399,721
CK Hutchison Holdings Ltd.	325,980	4,159,114
CLP Holdings Ltd.	197,828	2,053,879
First Pacific Co., Ltd.	264,300	189,221
Galaxy Entertainment Group Ltd.	288,000	1,095,862
Hang Lung Properties Ltd.	266,711	605,417
Hang Seng Bank Ltd.	92,379	1,659,030
Henderson Land Development Co., Ltd.	126,649	756,975
HK Electric Investments & HK Electric Investments Ltd.(x)§	324,500	318,622
HKT Trust & HKT Ltd.(x)	319,611	451,028
Hong Kong & China Gas Co., Ltd.	921,748	1,744,479
Hong Kong Exchanges and Clearing Ltd.(x)	139,102	3,669,433
Hongkong Land Holdings Ltd.(x)	129,300	896,049
Hysan Development Co., Ltd.(x)	86,907	408,246
Jardine Matheson Holdings Ltd.	30,200	1,845,220
Kerry Properties Ltd.(x)	90,224	297,204
Li & Fung Ltd.	683,150	352,038
Link REIT (REIT)	268,319	1,979,800
Melco Crown Entertainment Ltd. (ADR)(x)	20,871	336,232
MTR Corp., Ltd.(x)	176,716	978,142
New World Development Co., Ltd.	703,086	920,660
Noble Group Ltd.*	1,259,109	142,447
NWS Holdings Ltd.	193,568	324,253
PCCW Ltd.(x)	505,065	310,448
Power Assets Holdings Ltd.	167,214	1,637,854
Shangri-La Asia Ltd.	168,635	185,545
Sino Land Co., Ltd.	363,007	647,573
SJM Holdings Ltd.	276,200	204,285
Sun Hung Kai Properties Ltd.	174,208	2,654,990
Swire Pacific Ltd., Class A	63,312	685,259
Swire Properties Ltd.	158,500	466,422
Techtronic Industries Co., Ltd.	166,300	652,172
WH Group Ltd.§	693,000	560,578
Wharf Holdings Ltd.	163,513	1,198,097
Wheelock & Co., Ltd.(x)	102,674	609,922
Yue Yuen Industrial Holdings Ltd.	86,137	357,149

		50,755,083

Ireland (0.7%)
AerCap Holdings N.V.*	20,526	790,046
Bank of Ireland (Irish Stock Exchange)*	3,426,923	713,976
Bank of Ireland (London Stock Exchange)*	911	190
CRH plc	99,815	3,337,465
DCC plc	10,632	969,311
Experian plc	115,989	2,323,933
James Hardie Industries plc (CDI)(x)	54,155	849,457
Kerry Group plc (London Stock Exchange), Class A	5	411
Kerry Group plc (Turquoise Stock Exchange), Class A	19,131	1,593,946
Paddy Power Betfair plc	9,878	1,117,413
Ryanair Holdings plc (ADR)	1,901	142,632

		11,838,780

Israel (0.6%)
Azrieli Group Ltd.	4,383	192,350
Bank Hapoalim B.M.	132,541	751,513
Bank Leumi Le-Israel B.M.*	169,782	645,224
Bezeq Israeli Telecommunication Corp., Ltd.	257,709	485,761
Check Point Software Technologies Ltd.*	15,922	1,235,706
Israel Chemicals Ltd.(x)	64,315	250,274
Mizrahi Tefahot Bank Ltd.	14,944	189,993
Mobileye N.V.*	21,248	904,527
Nice Ltd.	7,035	470,434
Taro Pharmaceutical Industries Ltd.(x)*	1,926	212,842
Teva Pharmaceutical Industries Ltd.	110,878	5,149,603

		10,488,227

Italy (1.6%)
Assicurazioni Generali S.p.A.	140,528	1,714,930
Atlantia S.p.A.	49,986	1,269,154
Enel S.p.A.	921,450	4,109,678
Eni S.p.A.	307,456	4,430,663
EXOR S.p.A.	13,648	553,148
Ferrari N.V.	15,034	780,951
Intesa Sanpaolo S.p.A.	1,531,784	3,400,592
Intesa Sanpaolo S.p.A. (RNC)	123,303	258,285
Leonardo-Finmeccanica S.p.A.*	39,228	444,982
Luxottica Group S.p.A.	20,494	979,224
Mediobanca S.p.A.	74,433	484,737
Poste Italiane S.p.A.§	56,872	390,138
Prysmian S.p.A.	23,583	617,958
Saipem S.p.A.*	649,141	274,783
Snam S.p.A.	303,816	1,683,212
Telecom Italia S.p.A.*	1,216,534	1,006,627
Telecom Italia S.p.A. (RNC)*	720,878	489,272
Terna Rete Elettrica Nazionale S.p.A.	181,940	938,110
UniCredit S.p.A.	630,332	1,469,087
Unione di Banche Italiane S.p.A.	102,916	237,275
UnipolSai S.p.A.	141,714	230,588

		25,763,394

Japan (21.7%)
ABC-Mart, Inc.	3,799	258,193
Acom Co., Ltd.*	48,959	230,614
Aeon Co., Ltd.	78,624	1,159,971
AEON Financial Service Co., Ltd.(x)	11,462	199,704
Aeon Mall Co., Ltd.	14,591	230,396
Air Water, Inc.	19,363	365,405
Aisin Seiki Co., Ltd.	23,238	1,064,078
Ajinomoto Co., Inc.	68,280	1,520,976
Alfresa Holdings Corp.	22,636	478,813
Alps Electric Co., Ltd.(x)	23,200	557,840
Amada Holdings Co., Ltd.	39,743	412,831
ANA Holdings, Inc.	131,068	356,277
Aozora Bank Ltd.(x)	143,345	493,756
Asahi Glass Co., Ltd.	125,843	814,772
Asahi Group Holdings Ltd.	47,085	1,713,700
Asahi Kasei Corp.	149,506	1,191,269
Asics Corp.	21,153	425,309
Astellas Pharma, Inc.	255,128	3,984,312
Bandai Namco Holdings, Inc.	24,081	736,474
Bank of Kyoto Ltd.(x)	29,099	213,369
Benesse Holdings, Inc.(x)	9,226	235,485

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Bridgestone Corp.	78,594	$2,898,743
Brother Industries Ltd.	30,385	535,195
Calbee, Inc.(x)	9,033	341,589
Canon, Inc.	129,008	3,739,150
Casio Computer Co., Ltd.(x)	28,973	406,380
Central Japan Railway Co.	17,454	2,986,143
Chiba Bank Ltd.(x)	87,241	495,778
Chubu Electric Power Co., Inc.	77,939	1,134,766
Chugai Pharmaceutical Co., Ltd.	27,325	986,669
Chugoku Bank Ltd.(x)	22,745	277,557
Chugoku Electric Power Co., Inc.(x)	33,738	424,055
Concordia Financial Group Ltd.	145,157	634,518
Credit Saison Co., Ltd.	17,384	288,346
Cyberdyne, Inc.(x)*	12,472	195,330
Dai Nippon Printing Co., Ltd.	64,807	635,090
Daicel Corp.	37,470	475,022
Dai-ichi Life Holdings, Inc.	130,347	1,789,051
Daiichi Sankyo Co., Ltd.(x)	72,847	1,745,159
Daikin Industries Ltd.	28,356	2,641,821
Daito Trust Construction Co., Ltd.	8,667	1,385,106
Daiwa House Industry Co., Ltd.	68,739	1,882,700
Daiwa House REIT Investment Corp. (REIT)	166	487,745
Daiwa Securities Group, Inc.	200,381	1,128,403
Denso Corp.	58,808	2,347,741
Dentsu, Inc.	25,787	1,305,121
Don Quijote Holdings Co., Ltd.	14,400	527,774
East Japan Railway Co.	40,292	3,632,627
Eisai Co., Ltd.	30,497	1,906,087
Electric Power Development Co., Ltd.	18,297	439,475
FamilyMart UNY Holdings Co., Ltd.	9,996	663,143
FANUC Corp.	23,628	3,998,965
Fast Retailing Co., Ltd.	6,491	2,090,107
Fuji Electric Co., Ltd.	72,787	333,484
Fuji Heavy Industries Ltd.	72,280	2,714,427
Fujifilm Holdings Corp.	52,648	1,948,475
Fujitsu Ltd.	226,810	1,224,430
Fukuoka Financial Group, Inc.	90,482	375,840
GungHo Online Entertainment, Inc.(x)	56,975	139,633
Hachijuni Bank Ltd.	55,684	290,376
Hakuhodo DY Holdings, Inc.	25,340	295,896
Hamamatsu Photonics KK(x)	17,000	522,279
Hankyu Hanshin Holdings, Inc.	29,779	1,023,844
Hikari Tsushin, Inc.	2,700	250,289
Hino Motors Ltd.(x)	33,104	354,411
Hirose Electric Co., Ltd.	3,976	522,599
Hiroshima Bank Ltd.(x)	68,642	284,842
Hisamitsu Pharmaceutical Co., Inc.	7,533	406,591
Hitachi Chemical Co., Ltd.	11,412	261,565
Hitachi Construction Machinery Co., Ltd.(x)	14,287	284,737
Hitachi High-Technologies Corp.	8,982	358,020
Hitachi Ltd.	583,442	2,728,833
Hitachi Metals Ltd.	28,005	342,264
Hokuriku Electric Power Co.(x)	18,862	229,878
Honda Motor Co., Ltd.	197,049	5,673,052
Hoshizaki Electric Co., Ltd.	6,143	561,090
Hoya Corp.	48,580	1,950,934
Hulic Co., Ltd.	34,599	353,111
Idemitsu Kosan Co., Ltd.	11,248	231,739
IHI Corp.(x)	170,734	495,847
Iida Group Holdings Co., Ltd.	16,862	338,954
Inpex Corp.	114,969	1,042,349
Isetan Mitsukoshi Holdings Ltd.(x)	41,132	404,821
Isuzu Motors Ltd.(x)	71,242	837,789
ITOCHU Corp.(x)	181,088	2,268,482
Iyo Bank Ltd.(x)	32,436	196,262
J. Front Retailing Co., Ltd.(x)	27,196	356,343
Japan Airlines Co., Ltd.	14,299	420,948
Japan Airport Terminal Co., Ltd.(x)	6,100	231,900
Japan Exchange Group, Inc.	63,788	998,132
Japan Post Bank Co., Ltd.	47,794	567,639
Japan Post Holdings Co., Ltd.	54,251	681,672
Japan Prime Realty Investment Corp. (REIT)	104	469,386
Japan Real Estate Investment Corp. (REIT)	163	973,818
Japan Retail Fund Investment Corp. (REIT)	313	773,161
Japan Tobacco, Inc.	132,912	5,430,127
JFE Holdings, Inc.(x)	62,252	907,674
JGC Corp.(x)	23,424	407,084
JSR Corp.(x)	24,482	384,743
JTEKT Corp.	27,818	418,116
JX Holdings, Inc.	255,195	1,030,163
Kajima Corp.	104,261	728,737
Kakaku.com, Inc.(x)	17,000	306,958
Kamigumi Co., Ltd.	28,829	251,192
Kaneka Corp.	37,343	295,756
Kansai Electric Power Co., Inc.*	84,409	766,718
Kansai Paint Co., Ltd.(x)	26,288	575,848
Kao Corp.	60,918	3,431,264
Kawasaki Heavy Industries Ltd.	165,445	512,425
KDDI Corp.	225,857	6,950,199
Keihan Holdings Co., Ltd.(x)	64,000	447,364
Keikyu Corp.(x)	54,414	567,211
Keio Corp.(x)	66,997	585,097
Keisei Electric Railway Co., Ltd.	16,405	409,409
Keyence Corp.	5,518	4,016,095
Kikkoman Corp.(x)	18,236	582,389
Kintetsu Group Holdings Co., Ltd.	217,929	913,529
Kirin Holdings Co., Ltd.	101,182	1,675,193
Kobe Steel Ltd.(x)*	35,145	318,096
Koito Manufacturing Co., Ltd.	14,284	695,398
Komatsu Ltd.	110,716	2,536,953
Konami Corp.	11,312	438,017
Konica Minolta, Inc.(x)	52,364	444,223
Kose Corp.	3,409	349,377
Kubota Corp.	129,064	1,950,991
Kuraray Co., Ltd.	45,184	670,667
Kurita Water Industries Ltd.	11,386	270,736
Kyocera Corp.	38,888	1,865,641
Kyowa Hakko Kirin Co., Ltd.	31,332	493,355
Kyushu Electric Power Co., Inc.	49,712	462,385
Kyushu Financial Group, Inc.(x)	27,331	186,526
Lawson, Inc.	7,625	600,804
Lixil Group Corp.	31,777	681,656
M3, Inc.	23,040	784,647
Mabuchi Motor Co., Ltd.	6,722	372,431
Makita Corp.(x)	13,451	956,580
Marubeni Corp.(x)	195,938	1,004,496
Marui Group Co., Ltd.	24,214	319,744
Maruichi Steel Tube Ltd.(x)	6,838	236,218
Mazda Motor Corp.	70,564	1,084,160
McDonald’s Holdings Co. Japan Ltd.	7,360	216,888
Mebuki Financial Group, Inc.	83,632	299,717
Medipal Holdings Corp.	22,178	383,626
Meiji Holdings Co., Ltd.	13,790	1,364,215
Minebea Co., Ltd.(x)	42,670	404,060
Miraca Holdings, Inc.	7,200	359,007
Mitsubishi Chemical Holdings Corp.	160,400	1,008,410
Mitsubishi Corp.	182,131	4,140,012
Mitsubishi Electric Corp.	233,607	2,990,754
Mitsubishi Estate Co., Ltd.	151,222	2,835,002

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Gas Chemical Co., Inc.	19,359	$276,829
Mitsubishi Heavy Industries Ltd.	386,290	1,615,132
Mitsubishi Logistics Corp.(x)	12,470	179,819
Mitsubishi Materials Corp.	14,318	391,327
Mitsubishi Motors Corp.	83,743	390,181
Mitsubishi Tanabe Pharma Corp.	28,757	614,650
Mitsubishi UFJ Financial Group, Inc.	1,541,072	7,771,051
Mitsubishi UFJ Lease & Finance Co., Ltd.	52,156	239,309
Mitsui & Co., Ltd.(x)	206,302	2,853,563
Mitsui Chemicals, Inc.	103,712	494,285
Mitsui Fudosan Co., Ltd.	108,110	2,301,955
Mitsui O.S.K. Lines Ltd.	151,334	352,175
Mixi, Inc.(x)	5,734	206,704
Mizuho Financial Group, Inc.	2,862,662	4,782,917
MS&AD Insurance Group Holdings, Inc.	61,252	1,708,729
Murata Manufacturing Co., Ltd.	23,156	3,020,330
Nabtesco Corp.	13,693	387,652
Nagoya Railroad Co., Ltd.(x)	113,715	617,968
NEC Corp.	325,737	841,544
Nexon Co., Ltd.	21,747	339,809
NGK Insulators Ltd.	32,289	668,604
NGK Spark Plug Co., Ltd.(x)	23,640	416,488
NH Foods Ltd.	19,496	470,305
NHK Spring Co., Ltd.	22,170	214,694
Nidec Corp.	28,646	2,635,464
Nikon Corp.(x)	40,960	611,707
Nintendo Co., Ltd.	13,759	3,640,717
Nippon Building Fund, Inc. (REIT)	172	1,088,506
Nippon Electric Glass Co., Ltd.	51,978	269,131
Nippon Express Co., Ltd.	96,461	450,742
Nippon Paint Holdings Co., Ltd.(x)	19,761	662,977
Nippon Prologis REIT, Inc. (REIT)	182	460,371
Nippon Steel & Sumitomo Metal Corp.	99,320	2,039,430
Nippon Telegraph & Telephone Corp.	83,600	3,818,044
Nippon Yusen KK(x)	185,823	347,940
Nissan Motor Co., Ltd.(x)	299,966	2,937,443
Nisshin Seifun Group, Inc.	23,987	364,984
Nissin Foods Holdings Co., Ltd.(x)	7,001	424,599
Nitori Holdings Co., Ltd.	9,600	1,148,607
Nitto Denko Corp.	19,942	1,294,280
NOK Corp.(x)	12,936	283,390
Nomura Holdings, Inc.	438,809	1,963,799
Nomura Real Estate Holdings, Inc.	16,678	281,404
Nomura Real Estate Master Fund, Inc. (REIT)	429	716,736
Nomura Research Institute Ltd.	14,512	500,769
NSK Ltd.	56,738	582,244
NTT Data Corp.	14,811	740,262
NTT DoCoMo, Inc.	171,215	4,341,039
NTT Urban Development Corp.	16,016	154,611
Obayashi Corp.	77,648	769,668
Obic Co., Ltd.	8,020	426,675
Odakyu Electric Railway Co., Ltd.(x)	36,301	807,610
Oji Holdings Corp.	104,744	414,465
Olympus Corp.	35,696	1,245,288
Omron Corp.	23,438	842,184
Ono Pharmaceutical Co., Ltd.	49,561	1,376,041
Oracle Corp. Japan	4,160	234,835
Oriental Land Co., Ltd.(x)	26,771	1,628,691
Orix Corp.	159,984	2,360,633
Osaka Gas Co., Ltd.(x)	222,484	933,144
Otsuka Corp.	6,719	318,918
Otsuka Holdings Co., Ltd.	46,904	2,139,447
Panasonic Corp.	266,751	2,669,044
Park24 Co., Ltd.(x)	13,300	432,161
Pola Orbis Holdings, Inc.(x)	2,638	236,327
Rakuten, Inc.	112,447	1,462,723
Recruit Holdings Co., Ltd.	32,596	1,326,032
Resona Holdings, Inc.	267,882	1,126,584
Ricoh Co., Ltd.(x)	83,783	757,155
Rinnai Corp.(x)	3,971	368,807
Rohm Co., Ltd.	10,186	536,929
Ryohin Keikaku Co., Ltd.	2,868	577,743
Sankyo Co., Ltd.	5,302	181,025
Santen Pharmaceutical Co., Ltd.	44,145	651,015
SBI Holdings, Inc.	23,094	275,453
Secom Co., Ltd.	25,761	1,922,461
Sega Sammy Holdings, Inc.	24,125	343,570
Seibu Holdings, Inc.(x)	22,152	365,478
Seiko Epson Corp.	33,600	647,619
Sekisui Chemical Co., Ltd.	48,040	690,461
Sekisui House Ltd.	73,221	1,246,438
Seven & i Holdings Co., Ltd.	91,126	4,306,599
Seven Bank Ltd.(x)	72,982	233,614
Sharp Corp.(x)*	180,221	241,866
Shikoku Electric Power Co., Inc.(x)	19,057	188,247
Shimadzu Corp.(x)	28,753	437,457
Shimamura Co., Ltd.	2,821	342,063
Shimano, Inc.	9,144	1,355,499
Shimizu Corp.	67,640	603,517
Shin-Etsu Chemical Co., Ltd.	46,612	3,254,287
Shinsei Bank Ltd.	194,599	294,207
Shionogi & Co., Ltd.	36,143	1,847,417
Shiseido Co., Ltd.	46,371	1,226,270
Shizuoka Bank Ltd.(x)	64,461	516,150
Showa Shell Sekiyu KK	23,625	219,221
SMC Corp.	6,971	2,010,927
SoftBank Group Corp.	116,181	7,526,423
Sohgo Security Services Co., Ltd.	8,600	461,881
Sompo Holdings, Inc.	43,568	1,289,175
Sony Corp.	152,684	4,988,848
Sony Financial Holdings, Inc.	22,618	311,419
Stanley Electric Co., Ltd.	18,816	506,110
Start Today Co., Ltd.	20,880	357,613
Sumitomo Chemical Co., Ltd.	192,991	858,150
Sumitomo Corp.(x)	145,464	1,624,304
Sumitomo Dainippon Pharma Co., Ltd.(x)	20,812	402,349
Sumitomo Electric Industries Ltd.	91,129	1,288,800
Sumitomo Heavy Industries Ltd.	61,182	301,467
Sumitomo Metal Mining Co., Ltd.	59,880	827,837
Sumitomo Mitsui Financial Group, Inc.	162,398	5,473,290
Sumitomo Mitsui Trust Holdings, Inc.	40,634	1,318,696
Sumitomo Realty & Development Co., Ltd.	43,334	1,122,685
Sumitomo Rubber Industries Ltd.	21,964	332,165
Sundrug Co., Ltd.	4,343	363,120
Suntory Beverage & Food Ltd.	16,763	727,297
Suruga Bank Ltd.(x)	22,194	532,210
Suzuken Co., Ltd.	9,692	319,883
Suzuki Motor Corp.	43,371	1,451,923
Sysmex Corp.	19,020	1,409,125
T&D Holdings, Inc.	72,673	819,353
Taiheiyo Cement Corp.	152,704	440,321
Taisei Corp.	125,438	939,089
Taisho Pharmaceutical Holdings Co., Ltd.	4,289	439,385
Taiyo Nippon Sanso Corp.(x)	15,522	161,834
Takashimaya Co., Ltd.	37,556	308,166

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Takeda Pharmaceutical Co., Ltd.(x)	85,957	$4,114,402
TDK Corp.	14,600	976,609
Teijin Ltd.	21,456	416,169
Terumo Corp.	41,248	1,581,199
THK Co., Ltd.	16,092	316,990
Tobu Railway Co., Ltd.	115,957	590,117
Toho Co., Ltd.	13,154	436,569
Toho Gas Co., Ltd.(x)	45,076	421,943
Tohoku Electric Power Co., Inc.	56,941	742,608
Tokio Marine Holdings, Inc.	82,443	3,159,328
Tokyo Electric Power Co., Inc.*	172,256	744,986
Tokyo Electron Ltd.	18,960	1,673,144
Tokyo Gas Co., Ltd.	242,438	1,078,690
Tokyo Tatemono Co., Ltd.	23,356	280,544
Tokyu Corp.	128,110	976,617
Tokyu Fudosan Holdings Corp.	57,146	310,541
TonenGeneral Sekiyu KK	30,769	311,617
Toppan Printing Co., Ltd.	60,680	547,501
Toray Industries, Inc.	177,206	1,724,105
Toshiba Corp.(x)*	484,257	1,617,996
Toto Ltd.(x)	16,646	627,326
Toyo Seikan Group Holdings Ltd.	19,296	339,969
Toyo Suisan Kaisha Ltd.	11,257	476,956
Toyoda Gosei Co., Ltd.	6,858	159,607
Toyota Industries Corp.	19,083	885,454
Toyota Motor Corp.	322,842	18,722,814
Toyota Tsusho Corp.	25,486	591,153
Trend Micro, Inc.	14,218	495,307
Tsuruha Holdings, Inc.	4,227	489,142
Unicharm Corp.(x)	48,225	1,249,200
United Urban Investment Corp. (REIT)(x)	343	624,646
USS Co., Ltd.	28,410	480,243
West Japan Railway Co.	19,886	1,231,031
Yahoo! Japan Corp.	173,985	692,733
Yakult Honsha Co., Ltd.(x)	10,810	486,889
Yamada Denki Co., Ltd.	72,957	361,853
Yamaguchi Financial Group, Inc.(x)	22,202	236,584
Yamaha Corp.	20,021	645,822
Yamaha Motor Co., Ltd.	35,668	722,003
Yamato Holdings Co., Ltd.	43,664	1,016,277
Yamazaki Baking Co., Ltd.	15,376	376,414
Yaskawa Electric Corp.(x)	31,830	475,649
Yokogawa Electric Corp.(x)	25,697	341,942
Yokohama Rubber Co., Ltd.	13,137	210,002

		358,277,915

Jordan (0.0%)
Hikma Pharmaceuticals plc	16,950	443,622

Luxembourg (0.3%)
ArcelorMittal S.A.*	220,009	1,343,541
Millicom International Cellular
S.A. (SDR)	8,065	418,092
RTL Group S.A.	4,934	409,456
SES S.A. (FDR)	41,976	1,029,602
Tenaris S.A.	57,178	812,391

		4,013,082

Macau (0.1%)
MGM China Holdings Ltd.	133,200	233,703
Sands China Ltd.(x)	292,496	1,281,256
Wynn Macau Ltd. (Hong Kong Stock Exchange)(x)	163,700	273,520
Wynn Macau Ltd. (Shanghai-Hong Kong Stock Connect)	3,500	5,848

		1,794,327

Mexico (0.0%)
Fresnillo plc	26,723	628,772

Netherlands (3.8%)
ABN AMRO Group N.V. (CVA)§	25,068	518,710
Aegon N.V.	234,351	897,974
Akzo Nobel N.V.	30,485	2,062,966
Altice N.V., Class A(x)*	44,044	790,145
Altice N.V., Class B*	12,580	226,532
ASML Holding N.V.	44,517	4,881,698
Boskalis Westminster	10,036	357,164
Gemalto N.V.	9,689	621,267
Heineken Holding N.V.	12,205	978,470
Heineken N.V.	27,875	2,451,692
ING Groep N.V.	467,963	5,768,614
Koninklijke Ahold Delhaize N.V.(x)*	154,791	3,526,027
Koninklijke DSM N.V.	22,124	1,494,232
Koninklijke KPN N.V.	412,540	1,369,426
Koninklijke Philips N.V.	112,534	3,331,728
Koninklijke Vopak N.V.	8,077	423,946
NN Group N.V.	39,559	1,214,171
NXP Semiconductors N.V.*	35,546	3,626,047
OCI N.V.(x)*	11,877	175,106
QIAGEN N.V.*	26,459	728,459
Randstad Holding N.V.	14,385	655,263
Royal Dutch Shell plc, Class A	523,414	12,990,094
Royal Dutch Shell plc, Class B	452,675	11,745,154
Wolters Kluwer N.V.	36,488	1,561,468

		62,396,353

New Zealand (0.2%)
Auckland International Airport Ltd.	109,759	587,597
Contact Energy Ltd.	86,106	316,554
Fletcher Building Ltd.	87,224	682,558
Mercury NZ Ltd.	95,704	211,912
Meridian Energy Ltd.	134,829	255,054
Ryman Healthcare Ltd.	47,486	333,165
Spark New Zealand Ltd.	230,711	606,680

		2,993,520

Norway (0.6%)
DNB ASA	117,831	1,548,039
Gjensidige Forsikring ASA	22,410	418,799
Marine Harvest ASA*	47,064	842,398
Norsk Hydro ASA	160,073	690,581
Orkla ASA	98,516	1,017,819
Schibsted ASA, Class A	9,931	292,218
Schibsted ASA, Class B	9,951	267,029
Statoil ASA	136,224	2,285,345
Telenor ASA	91,580	1,574,737
Yara International ASA	22,035	733,684

		9,670,649

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)(b)*†	106,365	—
EDP - Energias de Portugal S.A.	279,376	938,059
Galp Energia SGPS S.A.	55,390	757,256
Jeronimo Martins SGPS S.A.	31,676	549,227

		2,244,542

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	271,922	504,456
CapitaLand Commercial Trust (REIT)(x)	236,400	276,842
CapitaLand Ltd.	309,207	730,371
CapitaLand Mall Trust (REIT)	298,982	477,467
City Developments Ltd.(x)	46,369	310,375
ComfortDelGro Corp., Ltd.	256,950	532,237
DBS Group Holdings Ltd.	212,670	2,414,252
Genting Singapore plc(x)	718,072	398,555
Global Logistic Properties Ltd.(x)	269,700	371,722
Golden Agri-Resources Ltd.(x)	941,095	246,529

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hutchison Port Holdings Trust (BATS Exchange)	106,500	$45,795
Hutchison Port Holdings Trust (Singapore Stock Exchange)	492,700	221,014
Jardine Cycle & Carriage Ltd.	11,260	356,065
Keppel Corp., Ltd.(x)	181,225	725,098
Oversea-Chinese Banking Corp., Ltd.	373,225	2,382,745
Sembcorp Industries Ltd.	107,209	205,326
Sembcorp Marine Ltd.(x)	113,768	109,999
Singapore Airlines Ltd.(x)	63,148	488,430
Singapore Exchange Ltd.	96,562	527,036
Singapore Press Holdings Ltd.	176,697	496,160
Singapore Technologies Engineering Ltd.	194,679	463,685
Singapore Telecommunications Ltd.	962,745	2,823,002
StarHub Ltd.(x)	76,552	193,615
Suntec Real Estate Investment Trust (REIT)	324,600	410,432
United Overseas Bank Ltd.(x)	161,322	2,240,798
UOL Group Ltd.	62,249	257,275
Wilmar International Ltd.	225,474	533,947

		18,743,228

South Africa (0.1%)
Investec plc	73,285	448,126
Mediclinic International plc	44,100	530,217
Mondi plc	45,676	960,243

		1,938,586

Spain (2.7%)
Abertis Infraestructuras S.A.	72,850	1,134,248
ACS Actividades de Construccion y Servicios S.A.	24,864	751,455
Aena S.A.§	8,644	1,274,954
Amadeus IT Group S.A., Class A	53,117	2,653,724
Banco Bilbao Vizcaya Argentaria S.A.	785,311	4,747,888
Banco de Sabadell S.A.	638,209	817,302
Banco Popular Espanol S.A.	402,329	496,803
Banco Santander S.A.	1,744,531	7,714,296
Bankia S.A.	584,833	479,590
Bankinter S.A.	85,787	610,207
CaixaBank S.A.	339,481	857,669
Distribuidora Internacional de Alimentacion S.A.(x)	73,602	455,654
Enagas S.A.	20,885	627,621
Endesa S.A.	42,064	901,579
Ferrovial S.A.	58,962	1,254,338
Gas Natural SDG S.A.	42,007	863,315
Grifols S.A.	36,924	795,559
Iberdrola S.A.	666,851	4,530,164
Industria de Diseno Textil S.A.	131,837	4,887,270
Mapfre S.A.	151,166	422,833
Red Electrica Corp. S.A.	46,110	993,938
Repsol S.A.	139,661	1,895,408
Telefonica S.A.	541,110	5,475,635
Zardoya Otis S.A.	22,733	218,598

		44,860,048

Sweden (2.5%)
Alfa Laval AB	35,073	549,425
Assa Abloy AB, Class B	121,215	2,461,237
Atlas Copco AB, Class A	81,268	2,445,135
Atlas Copco AB, Class B	48,203	1,316,110
Boliden AB	32,658	766,882
Electrolux AB	29,208	731,930
Getinge AB, Class B	23,361	452,627
Hennes & Mauritz AB, Class B	114,749	3,234,963
Hexagon AB, Class B	31,022	1,353,687
Husqvarna AB, Class B	53,462	466,150
ICA Gruppen AB	10,006	330,270
Industrivarden AB, Class C	19,342	357,587
Investor AB, Class B	55,102	2,013,536
Kinnevik AB, Class B	28,539	727,387
Lundin Petroleum AB*	23,157	423,245
Nordea Bank AB	366,772	3,637,924
Sandvik AB(x)	128,698	1,414,384
Securitas AB, Class B	37,929	635,400
Skandinaviska Enskilda Banken AB, Class A	178,815	1,795,462
Skanska AB, Class B	41,067	958,203
SKF AB, Class B	49,928	861,313
Svenska Cellulosa AB S.C.A., Class B	73,311	2,176,298
Svenska Handelsbanken AB, Class A	181,429	2,491,537
Swedbank AB, Class A	109,451	2,570,283
Swedish Match AB	22,997	843,499
Tele2 AB, Class B	40,725	351,278
Telefonaktiebolaget LM Ericsson, Class B	368,406	2,658,792
Telia Co. AB	313,109	1,401,536
Volvo AB, Class B	186,021	2,121,503

		41,547,583

Switzerland (8.5%)
ABB Ltd. (Registered)*	237,793	5,339,286
Actelion Ltd. (Registered)*	12,428	2,151,625
Adecco Group AG (Registered)	20,507	1,154,827
Aryzta AG*	10,382	460,698
Baloise Holding AG (Registered)	5,981	723,384
Barry Callebaut AG (Registered)*	282	374,696
Chocoladefabriken Lindt & Spruengli AG	125	722,465
Chocoladefabriken Lindt & Spruengli AG (Registered)	13	887,252
Cie Financiere Richemont S.A. (Registered)	63,089	3,841,344
Coca-Cola HBC AG*	19,881	461,385
Credit Suisse Group AG (Registered)*	224,553	2,937,796
Dufry AG (Registered)*	5,620	702,941
EMS-Chemie Holding AG (Registered)	970	520,504
Galenica AG (Registered)	464	491,993
Geberit AG (Registered)	4,569	1,999,623
Givaudan S.A. (Registered)	1,116	2,269,681
Glencore plc*	1,477,892	4,051,633
Julius Baer Group Ltd.*	26,764	1,086,271
Kuehne + Nagel International AG (Registered)	6,536	947,617
LafargeHolcim Ltd. (Registered)*	55,014	2,969,629
Lonza Group AG (Registered)(x)*	6,413	1,223,734
Nestle S.A. (Registered)	385,347	30,362,888
Novartis AG (Registered)	269,939	21,228,348
Pargesa Holding S.A.	4,094	280,224
Partners Group Holding AG	2,071	1,043,261
Roche Holding AG	84,912	21,035,767
Schindler Holding AG	5,308	994,424
Schindler Holding AG (Registered)	2,451	463,896
SGS S.A. (Registered)	664	1,486,515
Sika AG	267	1,297,676
Sonova Holding AG (Registered)	6,518	922,517
STMicroelectronics N.V.(x)	73,884	603,061
Swatch Group AG(x)	3,785	1,069,532
Swatch Group AG (Registered)	5,795	321,851
Swiss Life Holding AG (Registered)*	3,912	1,010,982
Swiss Prime Site AG (Registered)*	8,137	713,610
Swiss Reinsurance AG	40,180	3,625,092

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Swisscom AG (Registered)	3,137	$1,489,253
Syngenta AG (Registered)	11,234	4,912,287
UBS Group AG (Registered)	442,031	6,002,191
Wolseley plc	30,674	1,729,014
Zurich Insurance Group AG*	18,183	4,679,104

		140,589,877

United Kingdom (14.9%)
3i Group plc	116,238	978,412
Aberdeen Asset Management plc	106,349	448,899
Admiral Group plc	25,645	681,083
Aggreko plc	30,480	376,738
Anglo American plc*	169,428	2,126,768
Ashtead Group plc	61,740	1,017,109
Associated British Foods plc	42,679	1,438,278
AstraZeneca plc	152,806	9,898,796
Auto Trader Group plc§	107,053	562,659
Aviva plc	489,649	2,801,866
Babcock International Group plc	32,809	440,178
BAE Systems plc	382,398	2,594,422
Barclays plc	2,034,827	4,436,716
Barratt Developments plc	126,957	815,179
Berkeley Group Holdings plc	16,587	555,552
BP plc	2,239,920	13,045,624
British American Tobacco plc	225,309	14,409,051
British Land Co. plc (REIT)	121,699	999,831
BT Group plc	1,022,341	5,154,727
Bunzl plc	40,621	1,201,923
Burberry Group plc	55,836	999,259
Capita plc	82,678	718,131
Centrica plc	658,657	1,948,185
CNH Industrial N.V.	121,494	869,644
Cobham plc	203,876	443,609
Coca-Cola European Partners plc	27,068	1,076,577
Compass Group plc	198,616	3,851,657
Croda International plc	15,617	705,927
Diageo plc	304,161	8,721,234
Direct Line Insurance Group plc	164,918	779,791
Dixons Carphone plc	116,383	556,669
easyJet plc	21,236	277,589
Fiat Chrysler Automobiles N.V.(x)	109,256	693,669
G4S plc	178,963	528,411
GKN plc	203,238	844,716
GlaxoSmithKline plc	588,642	12,544,219
Hammerson plc (REIT)	94,298	718,888
Hargreaves Lansdown plc	33,075	545,737
HSBC Holdings plc	2,383,773	17,897,489
ICAP plc	65,998	398,717
IMI plc	31,767	441,645
Imperial Brands plc	115,869	5,972,540
Inmarsat plc	54,064	494,714
InterContinental Hotels Group plc	22,619	932,912
International Consolidated Airlines Group S.A.	87,545	454,069
Intertek Group plc	19,861	899,210
Intu Properties plc (REIT)(x)	120,551	463,131
ITV plc	429,672	1,044,235
J Sainsbury plc	170,321	542,294
Johnson Matthey plc	23,585	1,008,120
Kingfisher plc	267,923	1,308,060
Land Securities Group plc (REIT)	95,411	1,311,228
Legal & General Group plc	717,434	2,037,763
Lloyds Banking Group plc	7,763,511	5,498,195
London Stock Exchange Group plc	37,452	1,359,215
Marks & Spencer Group plc	195,760	841,890
Meggitt plc	93,646	547,493
Merlin Entertainments plc§	84,239	480,592
National Grid plc	452,740	6,398,630
Next plc	17,251	1,069,647
Old Mutual plc	594,360	1,562,038
Pearson plc	99,144	968,466
Persimmon plc	36,799	867,346
Petrofac Ltd.	33,476	386,821
Provident Financial plc	18,048	707,799
Prudential plc	310,912	5,518,216
Randgold Resources Ltd.	11,407	1,146,940
Reckitt Benckiser Group plc	76,807	7,238,116
RELX N.V.	120,175	2,157,996
RELX plc	133,492	2,533,223
Rio Tinto Ltd.	51,310	2,035,192
Rio Tinto plc	149,471	4,973,649
Rolls-Royce Holdings plc*	222,159	2,073,511
Royal Bank of Scotland Group plc*	416,352	966,848
Royal Mail plc	110,075	697,302
RSA Insurance Group plc	123,244	872,195
SABMiller plc	118,131	6,883,828
Sage Group plc	130,041	1,245,519
Schroders plc	16,272	568,612
Segro plc (REIT)	98,316	579,207
Severn Trent plc	28,402	922,172
Sky plc	126,877	1,470,197
Smith & Nephew plc	106,997	1,726,064
Smiths Group plc	46,787	887,813
SSE plc	122,922	2,495,243
St. James’s Place plc	61,228	753,888
Standard Chartered plc*	395,769	3,223,028
Standard Life plc	236,266	1,053,146
Tate & Lyle plc	55,034	534,745
Taylor Wimpey plc	388,802	778,290
Tesco plc*	983,247	2,330,008
Travis Perkins plc	30,211	603,741
Unilever N.V. (CVA)	196,879	9,082,105
Unilever plc	155,118	7,353,682
United Utilities Group plc	82,033	1,067,486
Vodafone Group plc	3,209,686	9,203,383
Weir Group plc	25,820	567,647
Whitbread plc	22,103	1,121,595
William Hill plc	100,970	398,113
Wm Morrison Supermarkets plc(x)	272,583	769,413
Worldpay Group plc§	150,552	577,999
WPP plc	156,303	3,678,862

		246,790,956

United States (0.5%)
Carnival plc	22,774	1,111,637
Shire plc	108,481	7,011,653

		8,123,290

Total Common Stocks (90.5%) (Cost $1,435,917,900)		1,495,605,511

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	5,360,662	5,360,662

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $750,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $765,000.(xx)	$750,000	$750,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $5,400,315, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $5,508,000.(xx)	5,400,000	5,400,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $4,400,183, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19- 3/16/26; total market value $4,488,003.(xx)	4,400,000	4,400,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,955,714, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,994,756.(xx)	1,955,640	1,955,640
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $9,000,488, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $9,180,498.(xx)	9,000,000	9,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $5,100,213.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $7,000,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $7,140,000.(xx)	7,000,000	7,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $3,400,099, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36- 11/15/44; total market value $3,468,000.(xx)	3,400,000	3,400,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $750,029, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $765,015.(xx)	750,000	750,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $3,000,163, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $3,060,062.(xx)	3,000,000	3,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $2,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $2,040,001.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		47,655,640

Total Short-Term Investments (3.2%) (Cost $53,016,302)		53,016,302

Total Investments (93.7%) (Cost $1,488,934,202)		1,548,621,813
Other Assets Less Liabilities (6.3%)		103,613,404

Net Assets (100%)		$1,652,235,217

*	Non-income producing.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

†	Securities (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $5,609,069 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $50,732,511. This was secured by collateral of $47,655,640 which was received as cash and subsequently invested in short-term investments currently valued at $47,655,640, as reported in the Portfolio of Investments, and $5,858,660 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.875%, maturing 10/27/16-5/15/45.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$180,877,229	11.0%
Consumer Staples	191,504,503	11.6
Energy	72,158,412	4.4
Financials	286,283,357	17.3
Health Care	170,294,775	10.3
Industrials	210,489,753	12.7
Information Technology	82,897,888	5.0
Investment Company	5,360,662	0.3
Materials	112,002,259	6.8
Real Estate	59,535,463	3.6
Repurchase Agreements	47,655,640	2.9
Telecommunication Services	74,815,485	4.5
Utilities	54,746,387	3.3
Cash and Other	103,613,404	6.3

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
AXA S.A.	$7,086,531	$5,176	$628,507	$4,992,621	$266,270	$(53,855)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	43	December-16	$3,602,397	$3,669,405	$67,008
EURO Stoxx 50 Index	1,801	December-16	60,439,602	60,573,210	133,608
FTSE 100 Index	423	December-16	36,414,779	37,597,713	1,182,934
SPI 200 Index	145	December-16	14,424,578	15,026,116	601,538
TOPIX Index	282	December-16	37,180,262	36,791,677	(388,585)

					$1,596,503

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	2,550	$1,948,257	$1,954,924	$(6,667)
British Pound vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	2,745	3,563,305	3,680,219	(116,914)
European Union Euro vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	5,762	6,495,053	6,506,047	(10,994)
Japanese Yen vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	387,073	3,829,624	3,829,347	277

					$(134,298)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/5/16	Credit Suisse	495	$379,518	$379,144	$374
Australian Dollar vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	794	593,862	606,401	(12,539)
European Union Euro vs. U.S. Dollar, expiring 12/16/16	Credit Suisse	541	605,619	609,692	(4,073)

					$(16,238)

					$(150,536)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$336,232	$180,540,997	$—		$180,877,229
Consumer Staples	—	191,504,503	—		191,504,503
Energy	—	72,158,412	—		72,158,412
Financials	—	286,283,357	—	(a)	286,283,357
Health Care	212,842	170,081,933	—		170,294,775
Industrials	2,823,693	207,666,060	—		210,489,753
Information Technology	5,766,280	77,131,608	—		82,897,888
Materials	—	112,002,259	—		112,002,259
Real Estate	896,049	58,639,414	—		59,535,463
Telecommunication Services	—	74,815,485	—		74,815,485
Utilities	—	54,746,387	—		54,746,387
Forward Currency Contracts	—	651	—		651
Futures	1,985,088	—	—		1,985,088
Short-Term Investments
Investment Companies	5,360,662	—	—		5,360,662
Repurchase Agreements	—	47,655,640	—		47,655,640

Total Assets	$17,380,846	$1,533,226,706	$—		$1,550,607,552

Liabilities:
Forward Currency Contracts	$—	$(151,187)	$—		$(151,187)
Futures	(388,585)	—	—		(388,585)

Total Liabilities	$(388,585)	$(151,187)	$—		$(539,772)

Total	$16,992,261	$1,533,075,519	$—		$1,550,067,780

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$294,855,269
Aggregate gross unrealized depreciation	(243,750,945)

Net unrealized appreciation	$51,104,324

Federal income tax cost of investments	$1,497,517,489

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.4%)
BorgWarner, Inc.	34,899	$1,227,747
Delphi Automotive plc	47,680	3,400,538
Goodyear Tire & Rubber Co.	46,262	1,494,263
Johnson Controls International plc	167,149	7,777,442

		13,899,990

Automobiles (0.5%)
Ford Motor Co.	677,178	8,173,538
General Motors Co.	246,265	7,823,839
Harley-Davidson, Inc.(x)	31,640	1,663,948

		17,661,325

Distributors (0.1%)
Genuine Parts Co.	25,764	2,587,994
LKQ Corp.*	53,564	1,899,379

		4,487,373

Diversified Consumer Services (0.0%)
H&R Block, Inc.	38,520	891,738

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	75,060	3,664,429
Chipotle Mexican Grill, Inc.(x)*	5,043	2,135,711
Darden Restaurants, Inc.	21,334	1,308,201
Marriott International, Inc., Class A	55,830	3,759,020
McDonald’s Corp.	148,135	17,088,853
Royal Caribbean Cruises Ltd.	28,898	2,165,905
Starbucks Corp.	254,505	13,778,901
Wyndham Worldwide Corp.	19,091	1,285,397
Wynn Resorts Ltd.(x)	13,775	1,341,961
Yum! Brands, Inc.	64,297	5,838,811

		52,367,189

Household Durables (0.4%)
D.R. Horton, Inc.	58,345	1,762,019
Garmin Ltd.(x)	20,595	990,825
Harman International Industries, Inc.	11,857	1,001,324
Leggett & Platt, Inc.	23,054	1,050,801
Lennar Corp., Class A	32,233	1,364,745
Mohawk Industries, Inc.*	10,892	2,182,103
Newell Brands, Inc.	82,520	4,345,504
PulteGroup, Inc.	53,337	1,068,873
Whirlpool Corp.	13,129	2,128,999

		15,895,193

Internet & Direct Marketing Retail (2.2%)
Amazon.com, Inc.*	68,291	57,180,737
Expedia, Inc.	20,979	2,448,669
Netflix, Inc.*	74,378	7,329,952
Priceline Group, Inc.*	8,701	12,803,434
TripAdvisor, Inc.(x)*	19,500	1,232,010

		80,994,802

Leisure Products (0.1%)
Hasbro, Inc.	19,683	1,561,452
Mattel, Inc.	58,222	1,762,963

		3,324,415

Media (2.7%)
CBS Corp. (Non-Voting), Class B	70,514	3,859,936
Charter Communications, Inc., Class A*	37,677	10,171,660
Comcast Corp., Class A	416,865	27,654,823
Discovery Communications, Inc., Class A(x)*	25,239	679,434
Discovery Communications, Inc., Class C*	40,315	1,060,688
Interpublic Group of Cos., Inc.	68,694	1,535,311
News Corp., Class A	66,743	933,067
News Corp., Class B	21,582	306,896
Omnicom Group, Inc.	40,764	3,464,940
Scripps Networks Interactive, Inc., Class A	16,885	1,072,029
TEGNA, Inc.	36,389	795,464
Time Warner, Inc.	134,967	10,744,723
Twenty-First Century Fox, Inc., Class A	184,588	4,470,721
Twenty-First Century Fox, Inc., Class B	80,258	1,985,583
Viacom, Inc., Class B	61,165	2,330,387
Walt Disney Co.	256,548	23,823,047

		94,888,709

Multiline Retail (0.5%)
Dollar General Corp.	44,999	3,149,480
Dollar Tree, Inc.*	40,672	3,210,241
Kohl’s Corp.	31,851	1,393,481
Macy’s, Inc.	54,460	2,017,743
Nordstrom, Inc.(x)	20,095	1,042,529
Target Corp.	99,711	6,848,151

		17,661,625

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	12,987	1,936,621
AutoNation, Inc.*	11,391	554,856
AutoZone, Inc.*	5,075	3,899,326
Bed Bath & Beyond, Inc.	27,693	1,193,845
Best Buy Co., Inc.	47,641	1,818,933
CarMax, Inc.(x)*	33,239	1,773,301
Foot Locker, Inc.	24,025	1,626,973
Gap, Inc.(x)	38,747	861,733
Home Depot, Inc.	214,402	27,589,248
L Brands, Inc.	41,626	2,945,872
Lowe’s Cos., Inc.	151,792	10,960,900
O’Reilly Automotive, Inc.*	16,533	4,631,059
Ross Stores, Inc.	68,785	4,422,876
Signet Jewelers Ltd.	13,567	1,011,149
Staples, Inc.	115,855	990,560
Tiffany & Co.(x)	19,020	1,381,423
TJX Cos., Inc.	113,965	8,522,303
Tractor Supply Co.	23,365	1,573,633
Ulta Salon Cosmetics & Fragrance, Inc.*	10,195	2,426,206
Urban Outfitters, Inc.*	15,425	532,471

		80,653,288

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	49,381	1,805,369
Hanesbrands, Inc.	65,066	1,642,917
Michael Kors Holdings Ltd.*	29,246	1,368,420
NIKE, Inc., Class B	233,933	12,316,573
PVH Corp.	14,145	1,563,023
Ralph Lauren Corp.	9,738	984,901
Under Armour, Inc., Class A(x)*	31,164	1,205,424
Under Armour, Inc., Class C*	33,097	1,120,664
VF Corp.	57,466	3,220,969

		25,228,260

Total Consumer Discretionary		407,953,907

Consumer Staples (8.9%)
Beverages (2.1%)
Brown-Forman Corp., Class B	31,613	1,499,721
Coca-Cola Co.	674,031	28,524,992
Constellation Brands, Inc., Class A	30,721	5,114,739
Dr. Pepper Snapple Group, Inc.	32,079	2,929,133
Molson Coors Brewing Co., Class B	32,280	3,544,344
Monster Beverage Corp.*	23,464	3,444,750

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	249,783	$27,168,897

		72,226,576

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	76,072	11,601,741
CVS Health Corp.	185,053	16,467,866
Kroger Co.	164,590	4,885,031
Sysco Corp.	88,554	4,340,032
Walgreens Boots Alliance, Inc.	148,364	11,961,106
Wal-Mart Stores, Inc.	262,990	18,966,838
Whole Foods Market, Inc.(x)	54,997	1,559,165

		69,781,779

Food Products (1.5%)
Archer-Daniels-Midland Co.	100,925	4,256,007
Campbell Soup Co.	32,698	1,788,581
ConAgra Foods, Inc.	72,294	3,405,770
General Mills, Inc.	103,531	6,613,560
Hershey Co.	24,550	2,346,980
Hormel Foods Corp.	47,227	1,791,320
J.M. Smucker Co.	20,192	2,736,824
Kellogg Co.	43,591	3,376,995
Kraft Heinz Co.	103,342	9,250,142
McCormick & Co., Inc. (Non-Voting)	19,888	1,987,209
Mead Johnson Nutrition Co.	31,990	2,527,530
Mondelez International, Inc., Class A	269,854	11,846,591
Tyson Foods, Inc., Class A	51,587	3,852,001

		55,779,510

Household Products (1.8%)
Church & Dwight Co., Inc.	45,246	2,168,188
Clorox Co.	22,324	2,794,518
Colgate-Palmolive Co.	154,732	11,471,830
Kimberly-Clark Corp.	62,450	7,877,443
Procter & Gamble Co.	463,145	41,567,265

		65,879,244

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	38,378	3,398,756

Tobacco (1.5%)
Altria Group, Inc.	338,998	21,434,844
Philip Morris International, Inc.	269,193	26,170,943
Reynolds American, Inc.	143,638	6,772,532

		54,378,319

Total Consumer Staples		321,444,184

Energy (6.5%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	74,212	3,745,480
FMC Technologies, Inc.*	38,515	1,142,740
Halliburton Co.	149,366	6,703,546
Helmerich & Payne, Inc.(x)	19,332	1,301,044
National Oilwell Varco, Inc.	66,333	2,437,074
Schlumberger Ltd.	241,269	18,973,394
Transocean Ltd.(x)*	59,267	631,786

		34,935,064

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	92,834	5,881,962
Apache Corp.	65,821	4,203,987
Cabot Oil & Gas Corp.	82,249	2,122,024
Chesapeake Energy Corp.*	104,070	652,519
Chevron Corp.#	327,358	33,691,686
Cimarex Energy Co.	16,797	2,257,013
Concho Resources, Inc.*	23,753	3,262,475
ConocoPhillips	214,825	9,338,443
Devon Energy Corp.	90,481	3,991,117
EOG Resources, Inc.	95,534	9,239,093
EQT Corp.	29,607	2,150,060
Exxon Mobil Corp.	719,515	62,799,270
Hess Corp.	46,654	2,501,587
Kinder Morgan, Inc.	327,694	7,579,562
Marathon Oil Corp.	146,474	2,315,754
Marathon Petroleum Corp.	91,670	3,720,885
Murphy Oil Corp.	27,992	850,957
Newfield Exploration Co.*	34,991	1,520,709
Noble Energy, Inc.	74,052	2,646,618
Occidental Petroleum Corp.	132,501	9,661,973
ONEOK, Inc.	36,067	1,853,483
Phillips 66	77,075	6,208,391
Pioneer Natural Resources Co.	29,260	5,432,119
Range Resources Corp.	31,247	1,210,821
Southwestern Energy Co.*	78,928	1,092,364
Spectra Energy Corp.	121,639	5,200,067
Tesoro Corp.	20,757	1,651,427
Valero Energy Corp.	79,995	4,239,735
Williams Cos., Inc.	118,324	3,636,097

		200,912,198

Total Energy		235,847,262

Financials (11.5%)
Banks (4.8%)
Bank of America Corp.	1,770,751	27,712,253
BB&T Corp.	141,270	5,328,704
Citigroup, Inc.	504,104	23,808,832
Citizens Financial Group, Inc.	89,797	2,218,884
Comerica, Inc.	30,273	1,432,518
Fifth Third Bancorp	133,819	2,737,937
Huntington Bancshares, Inc./Ohio	191,559	1,888,772
JPMorgan Chase & Co.	626,788	41,737,814
KeyCorp	187,736	2,284,747
M&T Bank Corp.	27,170	3,154,437
People’s United Financial, Inc.	53,771	850,657
PNC Financial Services Group, Inc.‡	85,317	7,686,209
Regions Financial Corp.	217,174	2,143,507
SunTrust Banks, Inc./Georgia	86,654	3,795,445
U.S. Bancorp	279,105	11,970,813
Wells Fargo & Co.	787,990	34,892,197
Zions Bancorp	36,052	1,118,333

		174,762,059

Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	9,360	1,354,392
Ameriprise Financial, Inc.	28,048	2,798,349
Bank of New York Mellon Corp.	185,267	7,388,448
BlackRock, Inc.‡	21,192	7,681,252
Charles Schwab Corp.	208,917	6,595,510
CME Group, Inc./Illinois	58,823	6,148,180
E*TRADE Financial Corp.*	48,715	1,418,581
Franklin Resources, Inc.	60,918	2,166,853
Goldman Sachs Group, Inc.	65,480	10,559,961
Intercontinental Exchange, Inc.	20,717	5,580,331
Invesco Ltd.	71,081	2,222,703
Legg Mason, Inc.	15,776	528,180
Moody’s Corp.	29,066	3,147,266
Morgan Stanley	255,428	8,189,022
Nasdaq, Inc.	19,848	1,340,534
Northern Trust Corp.	36,969	2,513,522
S&P Global, Inc.	45,815	5,798,346
State Street Corp.	63,627	4,430,348
T. Rowe Price Group, Inc.	43,508	2,893,282

		82,755,060

Consumer Finance (0.7%)
American Express Co.	134,671	8,624,331
Capital One Financial Corp.	87,765	6,304,160
Discover Financial Services	69,991	3,957,991

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Navient Corp.	56,758	$821,288
Synchrony Financial	137,456	3,848,768

		23,556,538

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	329,482	47,600,265
Leucadia National Corp.	55,483	1,056,396

		48,656,661

Insurance (2.4%)
Aflac, Inc.	71,053	5,106,579
Allstate Corp.	64,451	4,458,720
American International Group, Inc.	176,447	10,470,364
Aon plc	46,115	5,187,476
Arthur J. Gallagher & Co.	30,733	1,563,388
Assurant, Inc.	10,660	983,385
Chubb Ltd.	80,766	10,148,248
Cincinnati Financial Corp.	26,033	1,963,409
Hartford Financial Services Group, Inc.	66,940	2,866,371
Lincoln National Corp.	40,316	1,894,046
Loews Corp.	48,146	1,981,208
Marsh & McLennan Cos., Inc.	89,927	6,047,591
MetLife, Inc.	190,611	8,468,847
Principal Financial Group, Inc.	47,028	2,422,412
Progressive Corp.	100,096	3,153,024
Prudential Financial, Inc.	75,777	6,187,192
Torchmark Corp.	19,456	1,243,044
Travelers Cos., Inc.	49,987	5,726,011
Unum Group	39,946	1,410,493
Willis Towers Watson plc	22,570	2,996,619
XL Group Ltd.	47,638	1,602,066

		85,880,493

Total Financials		415,610,811

Health Care (13.2%)
Biotechnology (2.7%)
AbbVie, Inc.	282,615	17,824,528
Alexion Pharmaceuticals, Inc.*	38,903	4,767,174
Amgen, Inc.	129,898	21,668,286
Biogen, Inc.*	38,097	11,925,504
Celgene Corp.*	134,500	14,059,285
Gilead Sciences, Inc.	229,015	18,119,667
Regeneron Pharmaceuticals, Inc.*	13,168	5,293,799
Vertex Pharmaceuticals, Inc.*	42,988	3,748,983

		97,407,226

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	254,996	10,783,781
Baxter International, Inc.	84,893	4,040,907
Becton Dickinson and Co.	37,017	6,653,065
Boston Scientific Corp.*	236,115	5,619,537
C.R. Bard, Inc.	12,824	2,876,167
Cooper Cos., Inc.	8,479	1,519,946
Danaher Corp.	105,335	8,257,211
Dentsply Sirona, Inc.	40,782	2,423,674
Edwards Lifesciences Corp.*	36,838	4,441,189
Hologic, Inc.*	45,123	1,752,126
Intuitive Surgical, Inc.*	6,691	4,849,838
Medtronic plc	239,778	20,716,818
St. Jude Medical, Inc.	49,332	3,934,720
Stryker Corp.	53,926	6,277,526
Varian Medical Systems, Inc.*	16,094	1,601,836
Zimmer Biomet Holdings, Inc.	34,706	4,512,474

		90,260,815

Health Care Providers & Services (2.3%)
Aetna, Inc.	60,901	7,031,020
AmerisourceBergen Corp.	31,140	2,515,489
Anthem, Inc.	45,702	5,726,918
Cardinal Health, Inc.	55,317	4,298,131
Centene Corp.*	29,355	1,965,611
Cigna Corp.	44,549	5,805,626
DaVita, Inc.*	29,277	1,934,331
Express Scripts Holding Co.*	109,323	7,710,551
HCA Holdings, Inc.*	51,216	3,873,466
Henry Schein, Inc.*	14,120	2,301,278
Humana, Inc.	25,810	4,565,531
Laboratory Corp. of America Holdings*	17,683	2,431,059
McKesson Corp.	39,137	6,526,095
Patterson Cos., Inc.(x)	14,828	681,198
Quest Diagnostics, Inc.	24,072	2,037,213
UnitedHealth Group, Inc.	165,320	23,144,800
Universal Health Services, Inc., Class B	15,736	1,938,990

		84,487,307

Health Care Technology (0.1%)
Cerner Corp.*	52,040	3,213,470

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	56,238	2,648,247
Illumina, Inc.*	25,482	4,629,060
Mettler-Toledo International, Inc.*	4,566	1,916,944
PerkinElmer, Inc.	18,551	1,040,897
Thermo Fisher Scientific, Inc.	68,441	10,886,225
Waters Corp.*	14,083	2,232,015

		23,353,388

Pharmaceuticals (5.0%)
Allergan plc*	68,725	15,828,055
Bristol-Myers Squibb Co.	289,934	15,633,241
Eli Lilly & Co.	168,598	13,531,675
Endo International plc*	33,822	681,513
Johnson & Johnson	474,816	56,090,015
Mallinckrodt plc*	18,433	1,286,255
Merck & Co., Inc.	479,800	29,944,318
Mylan N.V.*	75,970	2,895,976
Perrigo Co. plc	24,834	2,292,923
Pfizer, Inc.	1,052,505	35,648,345
Zoetis, Inc.	83,135	4,323,851

		178,156,167

Total Health Care		476,878,373

Industrials (8.8%)
Aerospace & Defense (1.8%)
Boeing Co.	100,675	13,262,924
General Dynamics Corp.	49,808	7,728,209
L-3 Communications Holdings, Inc.	13,568	2,045,105
Lockheed Martin Corp.	43,794	10,498,298
Northrop Grumman Corp.	30,981	6,628,385
Raytheon Co.	51,189	6,968,359
Rockwell Collins, Inc.	22,609	1,906,843
Textron, Inc.	46,900	1,864,275
TransDigm Group, Inc.*	8,720	2,521,126
United Technologies Corp.	135,076	13,723,721

		67,147,245

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	25,179	1,774,112
Expeditors International of Washington, Inc.	31,213	1,608,094
FedEx Corp.	42,426	7,410,974
United Parcel Service, Inc., Class B	120,000	13,123,200

		23,916,380

Airlines (0.5%)
Alaska Air Group, Inc.	21,580	1,421,259
American Airlines Group, Inc.	91,929	3,365,521

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Air Lines, Inc.	129,945	$5,114,635
Southwest Airlines Co.	107,622	4,185,420
United Continental Holdings, Inc.*	50,907	2,671,090

		16,757,925

Building Products (0.1%)
Allegion plc	17,128	1,180,290
Fortune Brands Home & Security, Inc.	26,865	1,560,857
Masco Corp.	58,031	1,991,044

		4,732,191

Commercial Services & Supplies (0.3%)
Cintas Corp.	15,185	1,709,831
Pitney Bowes, Inc.	33,712	612,210
Republic Services, Inc.	41,009	2,068,904
Stericycle, Inc.*	14,928	1,196,330
Waste Management, Inc.	70,535	4,497,311

		10,084,586

Construction & Engineering (0.1%)
Fluor Corp.	24,371	1,250,721
Jacobs Engineering Group, Inc.*	21,781	1,126,513
Quanta Services, Inc.*	26,954	754,442

		3,131,676

Electrical Equipment (0.5%)
Acuity Brands, Inc.	7,715	2,041,389
AMETEK, Inc.	39,867	1,904,845
Eaton Corp. plc	78,881	5,183,271
Emerson Electric Co.	111,625	6,084,679
Rockwell Automation, Inc.	22,677	2,774,304

		17,988,488

Industrial Conglomerates (2.2%)
3M Co.	104,947	18,494,810
General Electric Co.#	1,555,045	46,060,432
Honeywell International, Inc.	132,049	15,395,593
Roper Technologies, Inc.	17,583	3,208,370

		83,159,205

Machinery (1.3%)
Caterpillar, Inc.(x)	101,370	8,998,615
Cummins, Inc.	26,916	3,449,285
Deere & Co.	50,160	4,281,156
Dover Corp.	27,189	2,002,198
Flowserve Corp.	22,188	1,070,349
Fortive Corp.	52,909	2,693,068
Illinois Tool Works, Inc.	55,441	6,644,049
Ingersoll-Rand plc	45,357	3,081,555
PACCAR, Inc.	60,673	3,566,359
Parker-Hannifin Corp.	23,466	2,945,687
Pentair plc	28,904	1,856,793
Snap-on, Inc.	10,174	1,546,041
Stanley Black & Decker, Inc.	26,362	3,241,999
Xylem, Inc.	31,206	1,636,755

		47,013,909

Professional Services (0.3%)
Dun & Bradstreet Corp.	6,308	861,799
Equifax, Inc.	20,812	2,800,879
Nielsen Holdings plc	58,279	3,122,006
Robert Half International, Inc.	21,915	829,702
Verisk Analytics, Inc.*	27,032	2,197,161

		9,811,547

Road & Rail (0.8%)
CSX Corp.	164,071	5,004,166
J.B. Hunt Transport Services, Inc.	15,565	1,262,944
Kansas City Southern	18,577	1,733,606
Norfolk Southern Corp.	50,983	4,948,410
Ryder System, Inc.	9,205	607,070
Union Pacific Corp.	144,576	14,100,496

		27,656,692

Trading Companies & Distributors (0.2%)
Fastenal Co.	50,484	2,109,222
United Rentals, Inc.*	15,216	1,194,304
W.W. Grainger, Inc.(x)	9,685	2,177,575

		5,481,101

Total Industrials		316,880,945

Information Technology (19.2%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	872,728	27,682,933
F5 Networks, Inc.*	11,388	1,419,400
Harris Corp.	21,999	2,015,328
Juniper Networks, Inc.	63,081	1,517,729
Motorola Solutions, Inc.	27,985	2,134,696

		34,770,086

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	53,549	3,476,401
Corning, Inc.	179,859	4,253,665
FLIR Systems, Inc.	24,953	784,023
TE Connectivity Ltd.	61,625	3,967,418

		12,481,507

Internet Software & Services (4.2%)
Akamai Technologies, Inc.*	29,969	1,588,057
Alphabet, Inc., Class A*	51,191	41,160,635
Alphabet, Inc., Class C*	51,298	39,873,422
eBay, Inc.*	182,143	5,992,505
Facebook, Inc., Class A*	403,129	51,709,357
VeriSign, Inc.(x)*	16,072	1,257,473
Yahoo!, Inc.*	151,919	6,547,709

		148,129,158

IT Services (3.4%)
Accenture plc, Class A	108,025	13,197,414
Alliance Data Systems Corp.*	10,200	2,188,206
Automatic Data Processing, Inc.	79,204	6,985,793
Cognizant Technology Solutions Corp., Class A*	105,275	5,022,670
CSRA, Inc.	23,833	641,108
Fidelity National Information Services, Inc.	56,828	4,377,461
Fiserv, Inc.*	38,122	3,791,995
Global Payments, Inc.	26,500	2,034,140
International Business Machines Corp.#	150,956	23,979,361
MasterCard, Inc.	166,388	16,933,307
Paychex, Inc.	56,153	3,249,574
PayPal Holdings, Inc.*	194,017	7,948,876
Teradata Corp.*	23,581	731,011
Total System Services, Inc.	29,048	1,369,613
Visa, Inc., Class A	327,334	27,070,523
Western Union Co.	84,609	1,761,559
Xerox Corp.	147,610	1,495,289

		122,777,900

Semiconductors & Semiconductor Equipment (3.0%)
Analog Devices, Inc.	53,172	3,426,935
Applied Materials, Inc.	187,564	5,655,055
Broadcom Ltd.	68,646	11,842,808
First Solar, Inc.(x)*	13,709	541,368
Intel Corp.	820,970	30,991,618
KLA-Tencor Corp.	27,786	1,936,962
Lam Research Corp.(x)	28,440	2,693,552
Linear Technology Corp.	42,183	2,501,030
Microchip Technology, Inc.(x)	37,878	2,353,739
Micron Technology, Inc.*	180,877	3,215,993
NVIDIA Corp.	91,011	6,236,074

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Qorvo, Inc.*	22,861	$1,274,272
QUALCOMM, Inc.	255,682	17,514,217
Skyworks Solutions, Inc.	32,207	2,452,241
Texas Instruments, Inc.	174,088	12,217,496
Xilinx, Inc.	44,474	2,416,717

		107,270,077

Software (3.9%)
Activision Blizzard, Inc.	118,339	5,242,418
Adobe Systems, Inc.*	86,449	9,383,174
Autodesk, Inc.*	33,827	2,446,707
CA, Inc.	53,899	1,782,979
Citrix Systems, Inc.*	27,301	2,326,591
Electronic Arts, Inc.*	52,133	4,452,158
Intuit, Inc.	42,566	4,682,686
Microsoft Corp.	1,352,210	77,887,295
Oracle Corp.	522,245	20,513,784
Red Hat, Inc.*	31,183	2,520,522
salesforce.com, Inc.*	111,700	7,967,561
Symantec Corp.	107,705	2,703,396

		141,909,271

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.#	935,045	105,706,837
Hewlett Packard Enterprise Co.	288,354	6,560,054
HP, Inc.	296,868	4,610,360
NetApp, Inc.	48,272	1,729,103
Seagate Technology plc	52,757	2,033,782
Western Digital Corp.	48,874	2,857,663

		123,497,799

Total Information Technology		690,835,798

Materials (2.6%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	37,570	5,648,274
Albemarle Corp.	19,618	1,677,143
CF Industries Holdings, Inc.	39,591	964,041
Dow Chemical Co.	195,451	10,130,225
E.I. du Pont de Nemours & Co.	151,697	10,159,149
Eastman Chemical Co.	25,728	1,741,271
Ecolab, Inc.	45,527	5,541,546
FMC Corp.	23,584	1,140,051
International Flavors & Fragrances, Inc.	14,005	2,002,295
LyondellBasell Industries N.V., Class A	59,167	4,772,410
Monsanto Co.	75,903	7,757,287
Mosaic Co.	59,694	1,460,115
PPG Industries, Inc.	46,181	4,773,268
Praxair, Inc.	49,505	5,981,689
Sherwin-Williams Co.	13,918	3,850,554

		67,599,318

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	11,209	2,007,644
Vulcan Materials Co.	22,869	2,600,891

		4,608,535

Containers & Packaging (0.3%)
Avery Dennison Corp.	15,222	1,184,119
Ball Corp.	30,714	2,517,012
International Paper Co.	71,122	3,412,433
Owens-Illinois, Inc.*	26,808	492,999
Sealed Air Corp.	34,047	1,560,034
WestRock Co.	44,024	2,134,284

		11,300,881

Metals & Mining (0.3%)
Alcoa, Inc.	232,220	2,354,711
Freeport-McMoRan, Inc.	211,984	2,302,146
Newmont Mining Corp.	91,871	3,609,612
Nucor Corp.	55,012	2,720,343

		10,986,812

Total Materials		94,495,546

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)	73,810	8,364,887
Apartment Investment & Management Co. (REIT), Class A	27,937	1,282,588
AvalonBay Communities, Inc. (REIT)	23,760	4,225,478
Boston Properties, Inc. (REIT)	26,578	3,622,316
Crown Castle International Corp. (REIT)	58,615	5,522,119
Digital Realty Trust, Inc. (REIT)	25,290	2,456,165
Equinix, Inc. (REIT)	12,377	4,458,814
Equity Residential (REIT)(x)	63,262	4,069,644
Essex Property Trust, Inc. (REIT)	11,270	2,509,829
Extra Space Storage, Inc. (REIT)	21,671	1,720,894
Federal Realty Investment Trust (REIT)	12,278	1,889,953
General Growth Properties, Inc. (REIT)	101,967	2,814,289
HCP, Inc. (REIT)	81,839	3,105,790
Host Hotels & Resorts, Inc. (REIT)	128,757	2,004,746
Iron Mountain, Inc. (REIT)	42,234	1,585,042
Kimco Realty Corp. (REIT)	73,275	2,121,311
Macerich Co. (REIT)	20,850	1,686,140
Prologis, Inc. (REIT)	91,146	4,879,957
Public Storage (REIT)	25,826	5,762,814
Realty Income Corp. (REIT)	44,700	2,991,771
Simon Property Group, Inc. (REIT)	54,586	11,299,848
SL Green Realty Corp. (REIT)	17,698	1,913,154
UDR, Inc. (REIT)	45,675	1,643,843
Ventas, Inc. (REIT)	59,992	4,237,235
Vornado Realty Trust (REIT)	29,849	3,021,017
Welltower, Inc. (REIT)	61,982	4,634,394
Weyerhaeuser Co. (REIT)	129,631	4,140,414

		97,964,452

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	53,112	1,486,074

Total Real Estate		99,450,526

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	1,067,523	43,352,109
CenturyLink, Inc.	96,058	2,634,871
Frontier Communications Corp.(x)	212,065	882,190
Level 3 Communications, Inc.*	50,920	2,361,670
Verizon Communications, Inc.	707,328	36,766,909

Total Telecommunication Services		85,997,749

Utilities (3.0%)
Electric Utilities (1.8%)
Alliant Energy Corp.	39,651	1,519,030
American Electric Power Co., Inc.	85,327	5,478,847
Duke Energy Corp.	119,515	9,565,981
Edison International	56,195	4,060,089
Entergy Corp.	31,440	2,412,391
Eversource Energy	55,561	3,010,295
Exelon Corp.	160,113	5,330,162
FirstEnergy Corp.	74,626	2,468,628
NextEra Energy, Inc.	81,090	9,918,928
PG&E Corp.	86,490	5,290,593
Pinnacle West Capital Corp.	19,243	1,462,276

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PPL Corp.	116,906	$4,041,440
Southern Co.	167,792	8,607,730
Xcel Energy, Inc.	87,781	3,611,310

		66,777,700

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	116,812	1,501,034
NRG Energy, Inc.	56,989	638,847

		2,139,881

Multi-Utilities (1.0%)
Ameren Corp.	42,705	2,100,232
CenterPoint Energy, Inc.	75,708	1,758,697
CMS Energy Corp.	48,847	2,052,062
Consolidated Edison, Inc.	52,766	3,973,280
Dominion Resources, Inc.	108,399	8,050,794
DTE Energy Co.	31,125	2,915,479
NiSource, Inc.	54,879	1,323,133
Public Service Enterprise Group, Inc.	87,756	3,674,344
SCANA Corp.	25,204	1,824,013
Sempra Energy	42,274	4,531,350
WEC Energy Group, Inc.	54,405	3,257,771

		35,461,155

Water Utilities (0.1%)
American Water Works Co., Inc.	30,994	2,319,591

Total Utilities		106,698,327

Total Common Stocks (90.2%) (Cost $2,007,470,270)		3,252,093,428

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	20,399,563	20,399,563

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $1,600,093, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $1,632,000.(xx)	$1,600,000	1,600,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,500,063, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19- 3/16/26; total market value $1,530,001.(xx)	1,500,000	1,500,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,891,321, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $4,988,968.(xx)	4,891,138	4,891,138
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26- 9/15/46; total market value $5,100,213.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,300,038, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,326,000.(xx)	1,300,000	1,300,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,500,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,530,031.(xx)	$1,500,000	$1,500,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		20,791,138

Total Short-Term Investments (1.1%) (Cost $41,190,701)		41,190,701

Total Investments (91.3%) (Cost $2,048,660,971)		3,293,284,129
Other Assets Less Liabilities (8.7%)		314,390,004

Net Assets (100%)		$3,607,674,133

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,190,388.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $20,443,377. This was secured by collateral of $20,791,138 which was received as cash and subsequently invested in short-term investments currently valued at $20,791,138, as reported in the Portfolio of Investments, and $124,972 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 10/6/16-2/15/46.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
BlackRock, Inc.	$6,018,691	$—	$987,192	$5,410,078	$113,634	$(15,895)
PNC Financial Services Group, Inc.	6,765,199	—	1,061,217	5,415,850	105,562	(127,335)

	$12,783,890	$—	$2,048,409	$10,825,928	$219,196	$(143,230)

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	3,292	December-16	$357,182,792	$355,601,840	$(1,580,952)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$407,953,907	$—	$—	$407,953,907
Consumer Staples	321,444,184	—	—	321,444,184
Energy	235,847,262	—	—	235,847,262
Financials	415,610,811	—	—	415,610,811
Health Care	476,878,373	—	—	476,878,373
Industrials	316,880,945	—	—	316,880,945
Information Technology	690,835,798	—	—	690,835,798
Materials	94,495,546	—	—	94,495,546
Real Estate	99,450,526	—	—	99,450,526
Telecommunication Services	85,997,749	—	—	85,997,749
Utilities	106,698,327	—	—	106,698,327
Short-Term Investments
Investment Companies	20,399,563	—	—	20,399,563
Repurchase Agreements	—	20,791,138	—	20,791,138

Total Assets	$3,272,492,991	$20,791,138	$—	$3,293,284,129

Liabilities:
Futures	$(1,580,952)	$—	$—	$(1,580,952)

Total Liabilities	$(1,580,952)	$—	$—	$(1,580,952)

Total	$3,270,912,039	$20,791,138	$—	$3,291,703,177

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,302,083,486
Aggregate gross unrealized depreciation	(58,555,838)

Net unrealized appreciation	$1,243,527,648

Federal income tax cost of investments	$2,049,756,481

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.4%)
Dana, Inc.	16,242	$253,213
Gentex Corp.	32,450	569,822

		823,035

Automobiles (0.2%)
Thor Industries, Inc.	5,390	456,533

Distributors (0.2%)
Pool Corp.	4,762	450,104

Diversified Consumer Services (0.6%)
DeVry Education Group, Inc.(x)	6,377	147,054
Graham Holdings Co., Class B	535	257,533
Service Corp. International	21,896	581,119
Sotheby’s, Inc.(x)	5,402	205,384

		1,191,090

Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.(x)	6,228	314,078
Buffalo Wild Wings, Inc.*	2,087	293,724
Cheesecake Factory, Inc.	5,091	254,855
Churchill Downs, Inc.	1,404	205,475
Cracker Barrel Old Country Store, Inc.(x)	2,725	360,300
Domino’s Pizza, Inc.	5,470	830,619
Dunkin’ Brands Group, Inc.	10,408	542,049
International Speedway Corp., Class A	2,974	99,391
Jack in the Box, Inc.	3,703	355,266
Panera Bread Co., Class A(x)*	2,560	498,483
Texas Roadhouse, Inc.	7,252	283,046
Wendy’s Co.	23,056	249,005

		4,286,291

Household Durables (1.5%)
CalAtlantic Group, Inc.	8,460	282,902
Helen of Troy Ltd.*	3,130	269,712
KB Home(x)	9,304	149,980
NVR, Inc.*	422	692,026
Tempur Sealy International, Inc.(x)*	5,771	327,447
Toll Brothers, Inc.*	17,057	509,322
TRI Pointe Group, Inc.*	16,423	216,455
Tupperware Brands Corp.	5,733	374,766

		2,822,610

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	3,606	143,519

Leisure Products (0.7%)
Brunswick Corp.	10,212	498,141
Polaris Industries, Inc.(x)	6,771	524,347
Vista Outdoor, Inc.*	6,821	271,885

		1,294,373

Media (1.2%)
AMC Networks, Inc., Class A*	6,787	351,974
Cable One, Inc.	537	313,608
Cinemark Holdings, Inc.	11,958	457,752
John Wiley & Sons, Inc., Class A	5,090	262,695
Live Nation Entertainment, Inc.*	14,936	410,441
Meredith Corp.	4,239	220,386
New York Times Co., Class A	13,938	166,559
Time, Inc.	11,286	163,421

		2,346,836

Multiline Retail (0.3%)
Big Lots, Inc.(x)	5,040	240,660
J.C. Penney Co., Inc.(x)*	34,801	320,865

		561,525

Specialty Retail (2.3%)
Aaron’s, Inc.	7,334	186,430
Abercrombie & Fitch Co., Class A	7,602	120,796
American Eagle Outfitters, Inc.(x)	19,271	344,180
Ascena Retail Group, Inc.(x)*	19,105	106,797
Cabela’s, Inc.*	5,811	319,198
Chico’s FAS, Inc.	15,094	179,619
CST Brands, Inc.	8,548	411,073
Dick’s Sporting Goods, Inc.	9,943	563,967
GameStop Corp., Class A(x)	11,724	323,465
Guess?, Inc.	6,861	100,239
Murphy USA, Inc.*	4,182	298,428
Office Depot, Inc.	61,470	219,448
Restoration Hardware Holdings, Inc.(x)*	4,352	150,492
Sally Beauty Holdings, Inc.*	16,600	426,288
Williams-Sonoma, Inc.(x)	9,285	474,278

		4,224,698

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.	5,684	492,861
Deckers Outdoor Corp.*	3,636	216,524
Fossil Group, Inc.(x)*	4,685	130,102
Kate Spade & Co.*	14,542	249,104
Skechers USA, Inc., Class A*	15,068	345,057

		1,433,648

Total Consumer Discretionary		20,034,262

Consumer Staples (3.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A(x)*	1,049	162,868

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	4,418	530,823
Sprouts Farmers Market, Inc.*	15,751	325,258
United Natural Foods, Inc.*	5,706	228,468

		1,084,549

Food Products (2.5%)
Dean Foods Co.	10,302	168,953
Flowers Foods, Inc.(x)	20,685	312,757
Hain Celestial Group, Inc.*	11,710	416,642
Ingredion, Inc.	8,164	1,086,302
Lancaster Colony Corp.	2,217	292,844
Post Holdings, Inc.*	7,318	564,730
Snyder’s-Lance, Inc.	9,659	324,349
Tootsie Roll Industries, Inc.(x)	1,990	73,292
TreeHouse Foods, Inc.*	6,405	558,452
WhiteWave Foods Co.*	20,031	1,090,287

		4,888,608

Household Products (0.2%)
Energizer Holdings, Inc.	7,017	350,569

Personal Products (0.4%)
Avon Products, Inc.	49,665	281,104
Edgewell Personal Care Co.*	6,683	531,432

		812,536

Total Consumer Staples		7,299,130

Energy (3.5%)
Energy Equipment & Services (1.4%)
Diamond Offshore Drilling, Inc.	7,322	128,940
Dril-Quip, Inc.*	4,199	234,052
Ensco plc, Class A	34,172	290,462
Nabors Industries Ltd.	32,069	389,960
Noble Corp. plc	27,623	175,130
Oceaneering International, Inc.	11,045	303,848
Oil States International, Inc.*	5,824	183,864
Patterson-UTI Energy, Inc.	16,646	372,371
Rowan Cos., plc, Class A	14,346	217,485
Superior Energy Services, Inc.	17,249	308,757

		2,604,869

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.1%)
CONSOL Energy, Inc.(x)	19,919	$382,445
Denbury Resources, Inc.(x)*	45,244	146,138
Energen Corp.	10,999	634,861
Gulfport Energy Corp.*	14,206	401,320
HollyFrontier Corp.	19,998	489,951
QEP Resources, Inc.	27,201	531,235
SM Energy Co.	9,806	378,315
Western Refining, Inc.	8,900	235,494
World Fuel Services Corp.	8,010	370,543
WPX Energy, Inc.*	38,850	512,432

		4,082,734

Total Energy		6,687,603

Financials (13.5%)
Banks (5.1%)
Associated Banc-Corp	16,757	328,270
BancorpSouth, Inc.	9,770	226,664
Bank of Hawaii Corp.(x)	4,833	350,972
Bank of the Ozarks, Inc.	10,310	395,904
Cathay General Bancorp	8,359	257,290
Chemical Financial Corp.	7,916	349,333
Commerce Bancshares, Inc./Missouri	9,395	462,798
Cullen/Frost Bankers, Inc.(x)	6,239	448,834
East West Bancorp, Inc.	16,278	597,565
F.N.B. Corp./Pennsylvania	23,630	290,649
First Horizon National Corp.	26,376	401,706
Fulton Financial Corp.	19,668	285,579
Hancock Holding Co.	8,753	283,860
International Bancshares Corp.	6,550	195,059
MB Financial, Inc.	8,078	307,287
PacWest Bancorp	13,586	582,975
PrivateBancorp, Inc.	8,998	413,188
Prosperity Bancshares, Inc.	7,870	431,984
Signature Bank/New York*	6,111	723,849
SVB Financial Group*	5,904	652,628
Synovus Financial Corp.	13,868	451,126
TCF Financial Corp.	19,389	281,334
Trustmark Corp.	7,735	213,177
Umpqua Holdings Corp.	24,929	375,181
Valley National Bancorp	28,671	278,969
Webster Financial Corp.	10,350	393,404

		9,979,585

Capital Markets (3.2%)
CBOE Holdings, Inc.	9,221	597,982
Eaton Vance Corp.	12,844	501,558
FactSet Research Systems, Inc.	4,620	748,902
Federated Investors, Inc., Class B	10,546	312,478
Janus Capital Group, Inc.	16,238	227,494
MarketAxess Holdings, Inc.	4,265	706,241
MSCI, Inc.	10,708	898,830
Raymond James Financial, Inc.	14,264	830,307
SEI Investments Co.	15,375	701,254
Stifel Financial Corp.*	7,447	286,337
Waddell & Reed Financial, Inc., Class A	9,280	168,525
WisdomTree Investments, Inc.(x)	12,937	133,122

		6,113,030

Consumer Finance (0.2%)
SLM Corp.*	48,348	361,160

Insurance (4.4%)
Alleghany Corp.*	1,768	928,234
American Financial Group, Inc./Ohio	8,300	622,500
Aspen Insurance Holdings Ltd.	6,842	318,769
Brown & Brown, Inc.	12,991	489,891
CNO Financial Group, Inc.	19,871	303,430
Endurance Specialty Holdings Ltd.	7,293	477,327
Everest Reinsurance Group Ltd.	4,782	908,437
First American Financial Corp.	12,395	486,876
Genworth Financial, Inc., Class A*	56,080	278,157
Hanover Insurance Group, Inc.	4,895	369,181
Kemper Corp.	5,472	215,159
Mercury General Corp.	3,692	202,506
Old Republic International Corp.	27,681	487,739
Primerica, Inc.(x)	5,283	280,157
Reinsurance Group of America, Inc.	7,271	784,832
RenaissanceReinsurance Holdings Ltd.	4,717	566,795
W. R. Berkley Corp.	11,153	644,197

		8,364,187

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	55,158	784,899
Washington Federal, Inc.	10,271	274,030

		1,058,929

Total Financials		25,876,891

Health Care (7.3%)
Biotechnology (0.3%)
United Therapeutics Corp.*	4,920	580,954

Health Care Equipment & Supplies (3.7%)
ABIOMED, Inc.*	4,564	586,839
Align Technology, Inc.*	8,543	800,906
Halyard Health, Inc.*	5,293	183,455
Hill-Rom Holdings, Inc.	6,742	417,869
IDEXX Laboratories, Inc.*	10,152	1,144,435
LivaNova plc*	5,001	300,610
NuVasive, Inc.*	5,709	380,562
ResMed, Inc.(x)	15,905	1,030,485
STERIS plc	9,734	711,555
Teleflex, Inc.	5,017	843,107
West Pharmaceutical Services, Inc.	8,297	618,127

		7,017,950

Health Care Providers & Services (1.8%)
Amsurg Corp.*	6,231	417,789
Community Health Systems, Inc.(x)*	12,846	148,243
LifePoint Health, Inc.*	4,846	287,029
MEDNAX, Inc.*	10,437	691,451
Molina Healthcare, Inc.*	4,817	280,927
Owens & Minor, Inc.	7,100	246,583
Tenet Healthcare Corp.*	8,989	203,691
VCA, Inc.*	9,189	643,046
WellCare Health Plans, Inc.*	5,000	585,450

		3,504,209

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	21,041	277,110

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	2,363	387,083
Bio-Techne Corp.	4,223	462,419
Charles River Laboratories International, Inc.*	5,348	445,702
PAREXEL International Corp.*	6,014	417,672

		1,712,876

Pharmaceuticals (0.5%)
Akorn, Inc.*	10,018	273,091
Catalent, Inc.*	14,169	366,127
Prestige Brands Holdings, Inc.*	5,971	288,220

		927,438

Total Health Care		14,020,537

Industrials (12.7%)
Aerospace & Defense (1.8%)
B/E Aerospace, Inc.	11,497	593,936
Curtiss-Wright Corp.	5,013	456,734
Esterline Technologies Corp.*	3,332	253,365
Huntington Ingalls Industries, Inc.	5,308	814,354

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
KLX, Inc.*	5,992	$210,918
Orbital ATK, Inc.	6,644	506,472
Teledyne Technologies, Inc.*	3,929	424,057
Triumph Group, Inc.	5,638	157,187

		3,417,023

Airlines (0.3%)
JetBlue Airways Corp.*	36,710	632,880

Building Products (0.8%)
A.O. Smith Corp.	8,390	828,848
Lennox International, Inc.	4,438	696,899

		1,525,747

Commercial Services & Supplies (1.1%)
Clean Harbors, Inc.*	5,920	284,042
Copart, Inc.*	11,025	590,499
Deluxe Corp.	5,521	368,913
Herman Miller, Inc.	6,803	194,566
HNI Corp.	4,993	198,721
MSA Safety, Inc.	3,506	203,488
Rollins, Inc.	10,843	317,483

		2,157,712

Construction & Engineering (1.1%)
AECOM*	17,438	518,432
Dycom Industries, Inc.*	3,550	290,319
EMCOR Group, Inc.	6,894	411,020
Granite Construction, Inc.	4,496	223,631
KBR, Inc.	16,098	243,563
Valmont Industries, Inc.	2,595	349,209

		2,036,174

Electrical Equipment (0.7%)
EnerSys, Inc.	4,904	339,308
Hubbell, Inc.	5,841	629,309
Regal Beloit Corp.	5,066	301,376

		1,269,993

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,287	747,428

Machinery (4.2%)
AGCO Corp.	7,692	379,369
CLARCOR, Inc.	5,564	361,660
Crane Co.	5,620	354,116
Donaldson Co., Inc.	15,017	560,585
Graco, Inc.	6,324	467,976
IDEX Corp.	8,628	807,322
ITT, Inc.	10,136	363,274
Joy Global, Inc.	11,091	307,664
Kennametal, Inc.	9,040	262,341
Lincoln Electric Holdings, Inc.	7,163	448,547
Nordson Corp.	6,031	600,869
Oshkosh Corp.	8,300	464,800
Terex Corp.	12,355	313,941
Timken Co.	7,918	278,239
Toro Co.	12,470	584,095
Trinity Industries, Inc.	17,265	417,468
Wabtec Corp.	10,211	833,727
Woodward, Inc.	6,243	390,063

		8,196,056

Marine (0.2%)
Kirby Corp.*	6,109	379,735

Professional Services (0.5%)
CEB, Inc.	3,659	199,306
FTI Consulting, Inc.*	4,805	214,111
ManpowerGroup, Inc.	7,766	561,171

		974,588

Road & Rail (0.9%)
Avis Budget Group, Inc.*	10,697	365,944
Genesee & Wyoming, Inc., Class A*	6,451	444,796
Landstar System, Inc.	4,769	324,674
Old Dominion Freight Line, Inc.*	7,884	540,922
Werner Enterprises, Inc.	5,045	117,397

		1,793,733

Trading Companies & Distributors (0.7%)
GATX Corp.(x)	4,577	203,905
MSC Industrial Direct Co., Inc., Class A	5,028	369,105
NOW, Inc.*	12,210	261,660
Watsco, Inc.	2,932	413,120

		1,247,790

Total Industrials		24,378,859

Information Technology (16.2%)
Communications Equipment (1.3%)
ARRIS International plc*	21,540	610,228
Brocade Communications Systems, Inc.	45,482	419,799
Ciena Corp.*	15,619	340,494
InterDigital, Inc.	3,909	309,593
NetScout Systems, Inc.*	10,424	304,902
Plantronics, Inc.	3,803	197,604
ViaSat, Inc.*	5,132	383,104

		2,565,724

Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	10,328	660,682
Avnet, Inc.	14,443	593,030
Belden, Inc.	4,757	328,185
Cognex Corp.	9,613	508,143
Ingram Micro, Inc., Class A	16,961	604,829
IPG Photonics Corp.*	4,219	347,435
Jabil Circuit, Inc.	21,630	471,967
Keysight Technologies, Inc.*	19,244	609,842
Knowles Corp.(x)*	10,077	141,582
National Instruments Corp.	11,917	338,443
SYNNEX Corp.	3,287	375,080
Tech Data Corp.*	3,965	335,875
Trimble Navigation Ltd.*	28,197	805,306
VeriFone Systems, Inc.*	12,531	197,238
Vishay Intertechnology, Inc.(x)	15,407	217,085
Zebra Technologies Corp., Class A*	6,012	418,495

		6,953,217

Internet Software & Services (0.6%)
comScore, Inc.*	5,058	155,078
j2 Global, Inc.	5,436	362,092
Rackspace Hosting, Inc.*	12,149	385,002
WebMD Health Corp.(x)*	4,371	217,239

		1,119,411

IT Services (3.5%)
Acxiom Corp.*	8,727	232,575
Broadridge Financial Solutions, Inc.	13,426	910,148
Computer Sciences Corp.	15,931	831,757
Convergys Corp.	10,821	329,175
CoreLogic, Inc.*	10,057	394,436
DST Systems, Inc.	3,703	436,658
Gartner, Inc.*	9,377	829,395
Jack Henry & Associates, Inc.	8,931	764,047
Leidos Holdings, Inc.	16,132	698,193
MAXIMUS, Inc.	7,385	417,696
NeuStar, Inc., Class A(x)*	4,764	126,675
Science Applications International Corp.	5,099	353,718
WEX, Inc.*	4,372	472,569

		6,797,042

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.(x)*	83,445	576,604
Cirrus Logic, Inc.*	7,087	376,674
Cree, Inc.(x)*	11,414	293,568
Cypress Semiconductor Corp.(x)	36,272	441,068

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Integrated Device Technology, Inc.*	15,241	$352,067
Intersil Corp., Class A	15,224	333,862
Microsemi Corp.*	12,766	535,916
Monolithic Power Systems, Inc.(x)	4,225	340,113
Silicon Laboratories, Inc.*	4,712	277,066
Synaptics, Inc.*	3,941	230,864
Teradyne, Inc.	22,879	493,729

		4,251,531

Software (4.3%)
ACI Worldwide, Inc.*	13,228	256,359
ANSYS, Inc.*	9,872	914,246
Cadence Design Systems, Inc.*	33,098	844,992
CDK Global, Inc.	17,034	977,070
CommVault Systems, Inc.*	4,657	247,426
Fair Isaac Corp.	3,511	437,435
Fortinet, Inc.*	16,581	612,336
Manhattan Associates, Inc.*	8,134	468,681
Mentor Graphics Corp.	12,229	323,335
PTC, Inc.*	12,976	574,967
Synopsys, Inc.*	17,145	1,017,556
Tyler Technologies, Inc.*	3,770	645,537
Ultimate Software Group, Inc.*	3,288	672,034

		7,991,974

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.(x)*	12,047	216,244
Diebold, Inc.	8,519	211,186
Lexmark International, Inc., Class A	7,034	281,079
NCR Corp.*	13,962	449,436

		1,157,945

Total Information Technology		30,836,844

Materials (6.5%)
Chemicals (2.7%)
Ashland Global Holdings, Inc.	7,048	817,215
Cabot Corp.	7,077	370,906
Minerals Technologies, Inc.	3,966	280,357
NewMarket Corp.	1,046	449,069
Olin Corp.	18,669	383,088
PolyOne Corp.	9,485	320,688
RPM International, Inc.	15,084	810,312
Scotts Miracle-Gro Co., Class A	5,143	428,258
Sensient Technologies Corp.	5,047	382,563
Valspar Corp.	8,243	874,334

		5,116,790

Construction Materials (0.2%)
Eagle Materials, Inc.	5,439	420,435

Containers & Packaging (1.5%)
AptarGroup, Inc.	7,129	551,856
Bemis Co., Inc.	10,748	548,255
Greif, Inc., Class A	2,913	144,456
Packaging Corp. of America	10,687	868,425
Silgan Holdings, Inc.	4,675	236,508
Sonoco Products Co.	11,332	598,670

		2,948,170

Metals & Mining (1.8%)
Allegheny Technologies, Inc.(x)	12,325	222,713
Carpenter Technology Corp.	5,290	218,265
Commercial Metals Co.	12,883	208,576
Compass Minerals International, Inc.(x)	3,815	281,166
Reliance Steel & Aluminum Co.	8,212	591,510
Royal Gold, Inc.	7,385	571,821
Steel Dynamics, Inc.	27,563	688,798
United States Steel Corp.	19,087	359,981
Worthington Industries, Inc.	4,985	239,430

		3,382,260

Paper & Forest Products (0.3%)
Domtar Corp.	7,081	262,918
Louisiana-Pacific Corp.*	16,062	302,447

		565,365

Total Materials		12,433,020

Real Estate (10.6%)
Equity Real Estate Investment Trusts (REITs) (10.2%)
Alexandria Real Estate Equities, Inc. (REIT)	8,842	961,743
American Campus Communities, Inc. (REIT)	14,754	750,536
Camden Property Trust (REIT)	9,882	827,519
Care Capital Properties, Inc. (REIT)	9,515	271,178
Communications Sales & Leasing, Inc. (REIT)	15,479	486,195
Corporate Office Properties Trust (REIT)	10,762	305,103
Corrections Corp. of America (REIT)(x)	13,370	185,442
DCT Industrial Trust, Inc. (REIT)	10,197	495,064
Douglas Emmett, Inc. (REIT)	16,200	593,406
Duke Realty Corp. (REIT)	39,650	1,083,634
Education Realty Trust, Inc. (REIT)	8,301	358,105
EPR Properties (REIT)	7,198	566,771
Equity One, Inc. (REIT)	10,299	315,252
First Industrial Realty Trust, Inc. (REIT)	13,190	372,222
Healthcare Realty Trust, Inc. (REIT)	13,066	445,028
Highwoods Properties, Inc. (REIT)	11,173	582,337
Hospitality Properties Trust (REIT)	18,516	550,296
Kilroy Realty Corp. (REIT)	10,422	722,766
Lamar Advertising Co. (REIT), Class A	9,371	612,020
LaSalle Hotel Properties (REIT)	12,781	305,082
Liberty Property Trust (REIT)	16,609	670,173
Life Storage, Inc. (REIT)	5,255	467,380
Mack-Cali Realty Corp. (REIT)	10,166	276,719
Medical Properties Trust, Inc. (REIT)	33,275	491,472
Mid-America Apartment Communities, Inc. (REIT)	8,544	803,051
National Retail Properties, Inc. (REIT)	16,642	846,246
Omega Healthcare Investors, Inc. (REIT)	21,870	775,292
Post Properties, Inc. (REIT)	6,041	399,491
Potlatch Corp. (REIT)	4,606	179,127
Rayonier, Inc. (REIT)	13,948	370,180
Regency Centers Corp. (REIT)	11,849	918,178
Senior Housing Properties Trust (REIT)	26,858	609,945
Tanger Factory Outlet Centers, Inc. (REIT)	10,868	423,417
Taubman Centers, Inc. (REIT)	6,818	507,327
Urban Edge Properties (REIT)	10,375	291,953
Washington Prime Group, Inc. (REIT)	20,921	259,002
Weingarten Realty Investors (REIT)	13,318	519,136

		19,597,788

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	5,238	201,244
Jones Lang LaSalle, Inc.	5,140	584,881

		786,125

Total Real Estate		20,383,913

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	10,529	286,178

Total Telecommunication Services		286,178

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (5.0%)
Electric Utilities (1.8%)
Great Plains Energy, Inc.	23,536	$642,297
Hawaiian Electric Industries, Inc.	12,283	366,648
IDACORP, Inc.	5,742	449,484
OGE Energy Corp.	22,588	714,233
PNM Resources, Inc.	9,002	294,545
Westar Energy, Inc.	16,004	908,227

		3,375,434

Gas Utilities (1.9%)
Atmos Energy Corp.	11,743	874,501
National Fuel Gas Co.	9,644	521,451
New Jersey Resources Corp.	9,816	322,554
ONE Gas, Inc.	5,877	363,434
Southwest Gas Corp.	5,378	375,707
UGI Corp.	19,633	888,196
WGL Holdings, Inc.	5,776	362,155

		3,707,998

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	9,616	133,182

Multi-Utilities (0.9%)
Black Hills Corp.(x)	5,904	361,443
MDU Resources Group, Inc.	22,081	561,741
NorthWestern Corp.	5,485	315,552
Vectren Corp.	9,335	468,617

		1,707,353

Water Utilities (0.3%)
Aqua America, Inc.	20,084	612,160

Total Utilities		9,536,127

Total Common Stocks (89.7%) (Cost $131,206,635)		171,773,364

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	353,646	353,646

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.0%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $900,053, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $918,000.(xx)	900,000	900,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $700,029, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19- 3/16/26; total market value $714,000.(xx)	700,000	700,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,614,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,646,305.(xx)	1,614,022	1,614,022
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $1,020,055.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $500,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $510,000.(xx)	$500,000	$500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $500,015, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $510,000.(xx)	500,000	500,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $500,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		7,714,022

Total Short-Term Investments (4.2%) (Cost $8,067,668)		8,067,668

Total Investments (93.9%) (Cost $139,274,303)		179,841,032
Other Assets Less Liabilities (6.1%)		11,766,573

Net Assets (100%)		$191,607,605

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $7,725,314. This was secured by collateral of $7,714,022 which was received as cash and subsequently invested in short-term investments currently valued at $7,714,022, as reported in the Portfolio of Investments, and $196,770 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 10/6/16-2/15/46.

At September 30, 2016, the portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	128	December-16	$20,139,405	$19,834,880	$(304,525)

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$20,034,262	$—	$—	$20,034,262
Consumer Staples	7,299,130	—	—	7,299,130
Energy	6,687,603	—	—	6,687,603
Financials	25,876,891	—	—	25,876,891
Health Care	14,020,537	—	—	14,020,537
Industrials	24,378,859	—	—	24,378,859
Information Technology	30,836,844	—	—	30,836,844
Materials	12,433,020	—	—	12,433,020
Real Estate	20,383,913	—	—	20,383,913
Telecommunication Services	286,178	—	—	286,178
Utilities	9,536,127	—	—	9,536,127
Short-Term Investments
Investment Companies	353,646	—	—	353,646
Repurchase Agreements	—	7,714,022	—	7,714,022

Total Assets	$172,127,010	$7,714,022	$—	$179,841,032

Liabilities:
Futures	$(304,525)	$—	$—	$(304,525)

Total Liabilities	$(304,525)	$—	$—	$(304,525)

Total	$171,822,485	$7,714,022	$—	$179,536,507

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,594,695
Aggregate gross unrealized depreciation	(9,380,854)

Net unrealized appreciation	$40,213,841

Federal income tax cost of investments	$139,627,191

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	35,983	$619,627
Cooper Tire & Rubber Co.	27,289	1,037,528
Cooper-Standard Holding, Inc.*	7,543	745,248
Dana, Inc.	70,008	1,091,425
Dorman Products, Inc.*	13,479	861,308
Drew Industries, Inc.	11,273	1,104,979
Federal-Mogul Holdings Corp.*	12,605	121,134
Fox Factory Holding Corp.*	10,420	239,347
Gentherm, Inc.*	17,550	551,421
Horizon Global Corp.*	7,064	140,786
Metaldyne Performance Group, Inc.	7,242	114,786
Modine Manufacturing Co.*	20,931	248,242
Motorcar Parts of America, Inc.*	8,741	251,566
Spartan Motors, Inc.	10,659	102,113
Standard Motor Products, Inc.	9,950	475,212
Stoneridge, Inc.*	9,255	170,292
Strattec Security Corp.	1,312	46,314
Superior Industries International, Inc.	11,565	337,235
Tenneco, Inc.*	26,691	1,555,285
Tower International, Inc.	10,239	246,760
Unique Fabricating, Inc.(x)	2,000	24,480
Workhorse Group, Inc.(x)*	3,662	26,513

		10,111,601

Automobiles (0.0%)
Winnebago Industries, Inc.	12,024	283,406

Distributors (0.1%)
Core-Mark Holding Co., Inc.	21,202	759,031
Weyco Group, Inc.	2,196	59,007

		818,038

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	5,702	112,957
Apollo Education Group, Inc.*	42,590	338,591
Ascent Capital Group, Inc., Class A*	3,490	80,863
Bridgepoint Education, Inc.*	5,396	37,071
Bright Horizons Family Solutions, Inc.*	20,624	1,379,539
Cambium Learning Group, Inc.*	4,687	25,450
Capella Education Co.	5,904	342,668
Career Education Corp.*	23,722	161,072
Carriage Services, Inc.	5,270	124,636
Chegg, Inc.(x)*	37,080	262,897
Collectors Universe, Inc.	2,757	51,087
DeVry Education Group, Inc.(x)	30,511	703,584
Grand Canyon Education, Inc.*	21,585	871,818
Houghton Mifflin Harcourt Co.*	58,309	781,924
K12, Inc.*	11,867	170,291
Liberty Tax, Inc.	1,903	24,320
LifeLock, Inc.(x)*	43,376	733,922
Regis Corp.*	18,603	233,468
Sotheby’s, Inc.(x)	23,378	888,832
Strayer Education, Inc.*	5,734	267,663
Weight Watchers International, Inc.(x)*	13,354	137,813

		7,730,466

Hotels, Restaurants & Leisure (2.6%)
Belmond Ltd., Class A*	39,717	504,803
Biglari Holdings, Inc.*	591	257,688
BJ’s Restaurants, Inc.*	10,795	383,762
Bloomin’ Brands, Inc.	56,296	970,543
Bob Evans Farms, Inc.	10,673	408,776
Bojangles’, Inc.*	5,385	85,945
Boyd Gaming Corp.*	41,353	817,962
Buffalo Wild Wings, Inc.*	8,993	1,265,674
Caesars Acquisition Co., Class A*	22,263	276,506
Caesars Entertainment Corp.(x)*	26,520	197,574
Carrols Restaurant Group, Inc.*	13,636	180,132
Century Casinos, Inc.*	6,670	46,090
Cheesecake Factory, Inc.	21,993	1,100,970
Churchill Downs, Inc.	6,633	970,740
Chuy’s Holdings, Inc.*	7,750	216,535
ClubCorp Holdings, Inc.	27,978	404,842
Cracker Barrel Old Country Store, Inc.(x)	8,893	1,175,832
Dave & Buster’s Entertainment, Inc.*	17,876	700,382
Del Frisco’s Restaurant Group, Inc.*	7,340	98,870
Del Taco Restaurants, Inc.(x)*	7,564	90,163
Denny’s Corp.*	41,285	441,337
DineEquity, Inc.	8,757	693,467
El Pollo Loco Holdings, Inc.(x)*	6,739	84,844
Eldorado Resorts, Inc.*	12,209	171,659
Empire Resorts, Inc.(x)*	1,355	27,425
Fiesta Restaurant Group, Inc.*	14,185	340,440
Fogo De Chao, Inc.*	1,542	16,299
Golden Entertainment, Inc.	3,437	42,859
Habit Restaurants, Inc., Class A*	4,103	57,442
International Speedway Corp., Class A	12,661	423,131
Interval Leisure Group, Inc.	53,719	922,355
Intrawest Resorts Holdings, Inc.*	5,896	95,633
Isle of Capri Casinos, Inc.*	10,958	244,144
J Alexander’s Holdings, Inc.*	5,592	56,647
Jack in the Box, Inc.	15,622	1,498,774
Jamba, Inc.(x)*	3,769	41,157
Kona Grill, Inc.(x)*	2,920	36,704
La Quinta Holdings, Inc.*	42,099	470,667
Lindblad Expeditions Holdings, Inc.*	4,784	43,056
Luby’s, Inc.*	6,217	26,671
Marcus Corp.	8,162	204,376
Marriott Vacations Worldwide Corp.	10,724	786,284
Monarch Casino & Resort, Inc.*	3,550	89,354
Nathan’s Famous, Inc.*	990	52,020
Noodles & Co.(x)*	3,700	17,612
Papa John’s International, Inc.	13,215	1,042,003
Penn National Gaming, Inc.*	35,995	488,452
Pinnacle Entertainment, Inc.*	27,457	338,819
Planet Fitness, Inc., Class A*	9,759	195,863
Popeyes Louisiana Kitchen, Inc.*	10,687	567,907
Potbelly Corp.(x)*	7,923	98,483
Red Lion Hotels Corp.*	4,169	34,769
Red Robin Gourmet Burgers, Inc.*	6,892	309,726
Red Rock Resorts, Inc., Class A	14,172	334,317
Ruby Tuesday, Inc.*	22,439	56,098
Ruth’s Hospitality Group, Inc.	16,638	234,929
Scientific Games Corp., Class A(x)*	25,222	284,252
SeaWorld Entertainment, Inc.(x)	32,916	443,708
Shake Shack, Inc., Class A(x)*	7,424	257,390
Sonic Corp.	22,748	595,543
Speedway Motorsports, Inc.	6,754	120,626
Texas Roadhouse, Inc.	31,026	1,210,944
Wingstop, Inc.	7,587	222,299
Zoe’s Kitchen, Inc.(x)*	9,444	209,562

		24,083,836

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	3,815	88,699
Beazer Homes USA, Inc.*	9,392	109,511
Cavco Industries, Inc.*	4,314	427,302

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Century Communities, Inc.*	5,651	$121,553
CSS Industries, Inc.	3,078	78,735
Ethan Allen Interiors, Inc.(x)	13,439	420,238
Flexsteel Industries, Inc.	2,031	105,043
GoPro, Inc., Class A(x)*	47,530	792,800
Green Brick Partners, Inc.*	7,396	61,091
Helen of Troy Ltd.*	13,588	1,170,877
Hooker Furniture Corp.	3,722	91,152
Hovnanian Enterprises, Inc., Class A(x)*	41,904	70,818
Installed Building Products, Inc.*	9,310	333,950
iRobot Corp.(x)*	12,708	558,898
KB Home	39,410	635,289
La-Z-Boy, Inc.	25,056	615,375
LGI Homes, Inc.(x)*	7,505	276,484
Libbey, Inc.	10,476	186,997
Lifetime Brands, Inc.	3,847	51,781
M.D.C. Holdings, Inc.	20,686	533,699
M/I Homes, Inc.*	10,440	246,071
Meritage Homes Corp.*	19,174	665,338
NACCO Industries, Inc., Class A	1,149	78,086
New Home Co., Inc.(x)*	3,541	37,782
Taylor Morrison Home Corp., Class A*	15,190	267,344
TopBuild Corp.*	18,201	604,273
TRI Pointe Group, Inc.*	72,664	957,712
UCP, Inc., Class A*	2,453	21,611
Universal Electronics, Inc.*	7,424	552,791
WCI Communities, Inc.*	7,357	174,508
William Lyon Homes, Class A(x)*	8,126	150,737
ZAGG, Inc.*	8,920	72,252

		10,558,797

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	14,037	128,719
Blue Nile, Inc.	3,903	134,341
Duluth Holdings, Inc., Class B(x)*	5,744	152,273
Etsy, Inc.*	49,397	705,389
FTD Cos., Inc.*	7,410	152,424
Gaia, Inc.*	2,502	18,014
HSN, Inc.	15,091	600,622
Lands’ End, Inc.(x)*	7,796	113,042
Liberty TripAdvisor Holdings, Inc., Class A*	35,473	775,086
Nutrisystem, Inc.	14,719	437,007
Overstock.com, Inc.*	4,413	67,607
PetMed Express, Inc.(x)	6,529	132,408
Shutterfly, Inc.*	16,965	757,318
Wayfair, Inc., Class A(x)*	14,928	587,715

		4,761,965

Leisure Products (0.3%)
Arctic Cat, Inc.	4,705	72,880
Callaway Golf Co.	46,776	543,070
Escalade, Inc.	3,412	43,537
JAKKS Pacific, Inc.(x)*	5,660	48,902
Johnson Outdoors, Inc., Class A	1,620	58,919
Malibu Boats, Inc., Class A*	6,380	95,062
Marine Products Corp.	8,031	72,038
MCBC Holdings, Inc.	2,165	24,681
Nautilus, Inc.*	14,647	332,780
Performance Sports Group Ltd.(x)*	14,467	58,736
Smith & Wesson Holding Corp.(x)*	27,140	721,654
Sturm Ruger & Co., Inc.(x)	8,949	516,894

		2,589,153

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	9,698	301,511
Carmike Cinemas, Inc.*	11,198	366,063
Central European Media Enterprises Ltd., Class A(x)*	26,936	62,222
Daily Journal Corp.(x)*	331	72,489
Entercom Communications Corp., Class A	10,900	141,046
Entravision Communications Corp., Class A	27,678	211,183
Eros International plc(x)*	13,841	212,044
EW Scripps Co., Class A*	28,345	450,686
Gannett Co., Inc.	55,346	644,227
Global Eagle Entertainment, Inc.(x)*	23,013	191,238
Gray Television, Inc.*	29,036	300,813
Hemisphere Media Group, Inc.*	4,253	54,226
IMAX Corp.*	28,635	829,556
Liberty Braves Group, Class A*	4,811	83,952
Liberty Braves Group, Class C*	14,840	257,919
Liberty Media Group, Class A*	11,260	322,599
Liberty Media Group, Class C*	21,807	613,649
Loral Space & Communications, Inc.*	5,724	223,866
MDC Partners, Inc., Class A	25,079	268,847
Media General, Inc.*	50,832	936,834
Meredith Corp.	18,852	980,114
MSG Networks, Inc., Class A*	27,987	520,838
National CineMedia, Inc.	29,735	437,699
New Media Investment Group, Inc.	18,928	293,384
New York Times Co., Class A	60,488	722,832
Nexstar Broadcasting Group, Inc., Class A(x)	15,039	867,901
Radio One, Inc., Class D*	7,709	23,358
Reading International, Inc., Class A*	5,974	79,753
Saga Communications, Inc., Class A	1,189	53,909
Salem Media Group, Inc.	3,362	19,769
Scholastic Corp.	13,621	536,123
Sinclair Broadcast Group, Inc., Class A	31,998	924,102
Time, Inc.	51,758	749,456
Townsquare Media, Inc., Class A*	2,850	26,619
tronc, Inc.*	9,465	159,769
World Wrestling Entertainment, Inc., Class A(x)	16,214	345,358

		13,285,954

Multiline Retail (0.2%)
Big Lots, Inc.(x)	21,314	1,017,744
Fred’s, Inc., Class A	17,362	157,300
Ollie’s Bargain Outlet Holdings, Inc.(x)*	9,690	253,975
Sears Holdings Corp.(x)*	8,488	97,272
Tuesday Morning Corp.*	15,134	90,501

		1,616,792

Specialty Retail (2.3%)
Aaron’s, Inc.	30,972	787,308
Abercrombie & Fitch Co., Class A	32,938	523,385
American Eagle Outfitters, Inc.(x)	77,813	1,389,741
America’s Car-Mart, Inc.*	2,233	81,259
Asbury Automotive Group, Inc.*	9,273	516,228
Ascena Retail Group, Inc.*	82,802	462,863
Barnes & Noble Education, Inc.*	13,427	128,496
Barnes & Noble, Inc.	28,295	319,734
Big 5 Sporting Goods Corp.	6,619	90,151
Boot Barn Holdings, Inc.(x)*	4,338	49,366
Buckle, Inc.(x)	13,413	322,314
Build-A-Bear Workshop, Inc.*	4,571	47,356
Caleres, Inc.	22,083	558,479
Cato Corp., Class A	12,871	423,327

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Chico’s FAS, Inc.	64,816	$771,310
Children’s Place, Inc.	9,314	743,909
Citi Trends, Inc.	5,166	102,958
Conn’s, Inc.(x)*	11,076	114,304
Container Store Group, Inc.(x)*	5,905	29,643
Destination XL Group, Inc.*	12,792	55,389
DSW, Inc., Class A	31,723	649,687
Express, Inc.*	37,558	442,809
Finish Line, Inc., Class A	19,227	443,759
Five Below, Inc.*	25,844	1,041,256
Francesca’s Holdings Corp.*	19,469	300,407
Genesco, Inc.*	10,274	559,522
GNC Holdings, Inc., Class A	32,369	660,975
Group 1 Automotive, Inc.	10,297	657,772
Guess?, Inc.	29,138	425,706
Haverty Furniture Cos., Inc.	7,058	141,442
Hibbett Sports, Inc.(x)*	11,963	477,324
Kirkland’s, Inc.*	4,557	55,504
Lithia Motors, Inc., Class A	11,159	1,065,909
Lumber Liquidators Holdings, Inc.(x)*	8,678	170,696
MarineMax, Inc.*	9,628	201,707
Monro Muffler Brake, Inc.	15,434	944,098
Office Depot, Inc.	260,732	930,813
Party City Holdco, Inc.(x)*	14,569	249,421
Pier 1 Imports, Inc.(x)	39,899	169,172
Rent-A-Center, Inc.	26,355	333,127
Restoration Hardware Holdings, Inc.(x)*	17,635	609,818
Sears Hometown and Outlet Stores, Inc.*	3,158	15,569
Select Comfort Corp.*	21,959	474,314
Shoe Carnival, Inc.	6,140	163,692
Sonic Automotive, Inc., Class A	13,213	248,404
Sportsman’s Warehouse Holdings, Inc.(x)*	8,756	92,113
Stage Stores, Inc.(x)	11,027	61,861
Stein Mart, Inc.	9,876	62,713
Tailored Brands, Inc.	23,878	374,885
Tile Shop Holdings, Inc.*	15,329	253,695
Tilly’s, Inc., Class A*	4,177	39,222
Vitamin Shoppe, Inc.(x)*	13,406	359,951
West Marine, Inc.*	5,865	48,504
Winmark Corp.	786	82,939
Zumiez, Inc.(x)*	5,961	107,298

		20,433,604

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	13,457	763,550
Crocs, Inc.*	36,418	302,269
Culp, Inc.	3,674	109,375
Deckers Outdoor Corp.*	16,017	953,812
Delta Apparel, Inc.*	2,321	38,204
Fossil Group, Inc.(x)*	19,789	549,541
G-III Apparel Group Ltd.*	20,654	602,064
Iconix Brand Group, Inc.(x)*	14,979	121,629
Movado Group, Inc.	7,689	165,160
Oxford Industries, Inc.	7,435	503,350
Perry Ellis International, Inc.*	4,401	84,851
Sequential Brands Group, Inc.(x)*	15,963	127,704
Steven Madden Ltd.*	28,346	979,638
Superior Uniform Group, Inc.	2,487	49,218
Unifi, Inc.*	4,906	144,384
Vera Bradley, Inc.*	8,780	133,017
Vince Holding Corp.(x)*	7,296	41,149
Wolverine World Wide, Inc.	46,720	1,075,961

		6,744,876

Total Consumer Discretionary		103,018,488

Consumer Staples (2.7%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A(x)*	4,402	683,454
Coca-Cola Bottling Co. Consolidated	2,304	341,361
Craft Brew Alliance, Inc.*	3,770	70,989
MGP Ingredients, Inc.(x)	5,844	236,799
National Beverage Corp.(x)*	5,192	228,708
Primo Water Corp.*	6,947	84,267

		1,645,578

Food & Staples Retailing (0.5%)
Andersons, Inc.	13,591	491,722
Chefs’ Warehouse, Inc.*	6,782	75,551
Ingles Markets, Inc., Class A	6,714	265,472
Natural Grocers by Vitamin Cottage, Inc.(x)*	3,202	35,734
Performance Food Group Co.*	17,682	438,514
PriceSmart, Inc.	9,179	768,833
Smart & Final Stores, Inc.(x)*	12,564	160,442
SpartanNash Co.	17,843	516,020
SUPERVALU, Inc.*	125,559	626,539
United Natural Foods, Inc.*	23,807	953,233
Village Super Market, Inc., Class A	3,126	100,063
Weis Markets, Inc.	5,679	300,987

		4,733,110

Food Products (1.2%)
AdvancePierre Foods Holdings, Inc.	10,165	280,147
Alico, Inc.	1,362	36,583
Amplify Snack Brands, Inc.(x)*	15,024	243,389
B&G Foods, Inc.	29,456	1,448,645
Calavo Growers, Inc.	7,751	507,148
Cal-Maine Foods, Inc.(x)	14,775	569,429
Darling Ingredients, Inc.*	77,352	1,045,026
Dean Foods Co.(x)	43,587	714,827
Farmer Brothers Co.*	3,770	134,024
Fresh Del Monte Produce, Inc.	15,645	937,136
Freshpet, Inc.(x)*	7,330	63,405
Inventure Foods, Inc.*	7,039	66,167
J&J Snack Foods Corp.	7,479	890,898
John B. Sanfilippo & Son, Inc.	4,037	207,219
Lancaster Colony Corp.	8,884	1,173,487
Landec Corp.*	8,195	109,895
Lifeway Foods, Inc.*	1,440	24,394
Limoneira Co.(x)	3,973	75,090
Omega Protein Corp.*	10,126	236,645
Sanderson Farms, Inc.(x)	9,349	900,589
Seaboard Corp.*	129	443,760
Seneca Foods Corp., Class A*	2,664	75,231
Snyder’s-Lance, Inc.	37,598	1,262,540
Tootsie Roll Industries, Inc.(x)	9,267	341,304

		11,786,978

Household Products (0.3%)
Central Garden & Pet Co.*	3,071	79,846
Central Garden & Pet Co., Class A*	17,740	439,952
HRG Group, Inc.*	55,957	878,524
Oil-Dri Corp. of America	2,026	76,259
Orchids Paper Products Co.(x)	3,635	98,981
WD-40 Co.	6,846	769,696

		2,343,258

Personal Products (0.3%)
Avon Products, Inc.	207,164	1,172,547
Inter Parfums, Inc.	7,197	232,247
Lifevantage Corp.(x)*	4,539	42,939

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Medifast, Inc.	5,767	$217,935
Natural Health Trends Corp.(x)	2,350	66,411
Nature’s Sunshine Products, Inc.	3,975	63,600
Nutraceutical International Corp.*	2,536	79,225
Revlon, Inc., Class A*	5,168	190,079
Synutra International, Inc.*	8,006	34,106
USANA Health Sciences, Inc.*	2,876	397,895

		2,496,984

Tobacco (0.2%)
Alliance One International, Inc.*	2,644	50,553
Turning Point Brands, Inc.(x)*	1,883	22,634
Universal Corp.	11,025	641,876
Vector Group Ltd.(x)	44,012	947,574

		1,662,637

Total Consumer Staples		24,668,545

Energy (2.9%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	32,251	421,843
Atwood Oceanics, Inc.(x)	30,043	261,074
Bristow Group, Inc.	18,541	259,945
CARBO Ceramics, Inc.(x)	10,960	119,902
Dawson Geophysical Co.*	6,421	48,992
Era Group, Inc.*	7,306	58,813
Exterran Corp.*	15,470	242,570
Fairmount Santrol Holdings, Inc.(x)*	35,747	303,135
Forum Energy Technologies, Inc.*	31,406	623,723
Geospace Technologies Corp.*	4,683	91,225
Helix Energy Solutions Group, Inc.*	51,912	422,045
Hornbeck Offshore Services, Inc.(x)*	10,930	60,115
Independence Contract Drilling, Inc.*	9,614	50,474
Matrix Service Co.*	14,943	280,331
McDermott International, Inc.*	126,042	631,469
Natural Gas Services Group, Inc.*	4,398	108,147
Newpark Resources, Inc.*	35,698	262,737
Oil States International, Inc.*	24,582	776,053
Parker Drilling Co.*	39,921	86,629
PHI, Inc. (Non-Voting)*	6,865	124,737
Pioneer Energy Services Corp.*	35,373	142,907
RigNet, Inc.*	5,096	77,052
SEACOR Holdings, Inc.*	7,736	460,215
Seadrill Ltd.(x)*	177,983	421,820
Tesco Corp.	17,953	146,496
TETRA Technologies, Inc.*	40,071	244,834
Tidewater, Inc.(x)	22,547	63,583
U.S. Silica Holdings, Inc.	30,048	1,399,034
Unit Corp.*	24,394	453,728
Willbros Group, Inc.*	13,744	25,839

		8,669,467

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.(x)*	58,613	99,056
Adams Resources & Energy, Inc.	640	25,165
Alon USA Energy, Inc.	15,190	122,431
Ardmore Shipping Corp.	10,519	74,054
Bill Barrett Corp.*	16,413	91,256
California Resources Corp.(x)*	10,660	133,250
Callon Petroleum Co.*	63,800	1,001,659
Carrizo Oil & Gas, Inc.*	26,843	1,090,362
Clayton Williams Energy, Inc.(x)*	3,167	270,588
Clean Energy Fuels Corp.(x)*	43,280	193,462
Cobalt International Energy, Inc.*	191,014	236,857
Contango Oil & Gas Co.*	9,338	95,434
CVR Energy, Inc.(x)	8,906	122,636
Delek U.S. Holdings, Inc.	29,050	502,275
Denbury Resources, Inc.*	165,492	534,539
DHT Holdings, Inc.	47,464	198,874
Dorian LPG Ltd.*	8,990	53,940
Earthstone Energy, Inc.(x)*	375	3,225
Eclipse Resources Corp.*	34,966	115,038
EP Energy Corp., Class A(x)*	24,942	109,246
Erin Energy Corp.(x)*	5,390	12,667
Evolution Petroleum Corp.	8,139	51,113
EXCO Resources, Inc.(x)*	47,352	50,667
Frontline Ltd.(x)	30,500	218,685
GasLog Ltd.(x)	19,784	287,857
Gener8 Maritime, Inc.*	12,955	66,330
Golar LNG Ltd.(x)	41,803	886,224
Green Plains, Inc.	18,817	493,005
Isramco, Inc.*	329	27,439
Jones Energy, Inc., Class A(x)*	18,549	66,034
Matador Resources Co.*	38,414	934,997
Navios Maritime Acquisition Corp.	29,856	40,306
Nordic American Tankers Ltd.(x)	41,200	416,532
Northern Oil and Gas, Inc.(x)*	28,289	75,815
Oasis Petroleum, Inc.*	84,124	964,901
Overseas Shipholding Group, Inc., Class A	16,675	176,255
Pacific Ethanol, Inc.*	7,815	54,002
Panhandle Oil and Gas, Inc., Class A	7,639	133,912
Par Pacific Holdings, Inc.*	11,512	150,577
PDC Energy, Inc.*	26,071	1,748,320
Renewable Energy Group, Inc.(x)*	13,876	117,530
REX American Resources Corp.*	3,152	267,164
Ring Energy, Inc.*	11,952	130,874
RSP Permian, Inc.*	37,102	1,438,815
Sanchez Energy Corp.(x)*	27,417	242,366
Scorpio Tankers, Inc.	83,139	384,934
SemGroup Corp., Class A	25,246	892,699
Ship Finance International Ltd.(x)	31,690	466,794
Synergy Resources Corp.(x)*	87,089	603,527
Teekay Corp.	14,643	112,898
Teekay Tankers Ltd., Class A	51,275	129,726
W&T Offshore, Inc.(x)*	20,581	36,223
Western Refining, Inc.	36,880	975,844
Westmoreland Coal Co.*	7,624	67,549

		17,795,928

Total Energy		26,465,395

Financials (15.7%)
Banks (8.8%)
1st Source Corp.	7,276	259,717
Access National Corp.	2,901	69,334
ACNB Corp.(x)	1,848	49,120
Allegiance Bancshares, Inc.*	4,090	110,430
American National Bankshares, Inc.	3,004	83,962
Ameris Bancorp	16,541	578,108
Ames National Corp.	2,948	81,542
Arrow Financial Corp.	4,191	137,593
Atlantic Capital Bancshares, Inc.*	6,233	93,370
Banc of California, Inc.	23,627	412,527
BancFirst Corp.	3,367	244,141
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,220	457,080
Bancorp, Inc.*	13,161	84,494
BancorpSouth, Inc.	40,970	950,504
Bank of Marin Bancorp/California	2,257	112,241
Bank of the Ozarks, Inc.	40,976	1,573,478
Bankwell Financial Group, Inc.(x)	1,855	43,945
Banner Corp.	14,123	617,740
Bar Harbor Bankshares	2,201	80,821
Berkshire Hills Bancorp, Inc.	16,295	451,534

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Hills Bancorp, Inc.(x)	10,602	$159,242
BNC Bancorp	16,876	410,424
Boston Private Financial Holdings, Inc.	41,092	527,210
Bridge Bancorp, Inc.	7,826	223,745
Brookline Bancorp, Inc.	36,877	449,531
Bryn Mawr Bank Corp.	7,064	225,977
BSB Bancorp, Inc./Massachusetts*	3,360	78,725
C&F Financial Corp.	1,006	43,338
Camden National Corp.	3,995	190,721
Capital Bank Financial Corp., Class A	11,311	363,196
Capital City Bank Group, Inc.	4,038	59,641
Cardinal Financial Corp.	15,193	396,385
Carolina Financial Corp.(x)	3,576	79,888
Cascade Bancorp*	19,180	116,231
Cathay General Bancorp	35,771	1,101,031
CenterState Banks, Inc.	21,739	385,432
Central Pacific Financial Corp.	13,247	333,692
Central Valley Community Bancorp	2,683	42,552
Century Bancorp, Inc./Massachusetts, Class A	1,195	54,157
Chemical Financial Corp.	30,495	1,345,744
Chemung Financial Corp.	937	27,164
Citizens & Northern Corp.	4,267	93,746
City Holding Co.	6,998	351,929
CNB Financial Corp./Pennsylvania	5,400	114,264
CoBiz Financial, Inc.	13,598	180,989
Codorus Valley Bancorp, Inc.(x)	2,400	52,512
Columbia Banking System, Inc.	29,055	950,680
Community Bank System, Inc.	21,073	1,013,822
Community Trust Bancorp, Inc.	7,261	269,456
CommunityOne Bancorp(x)*	4,277	59,194
ConnectOne Bancorp, Inc.	13,889	250,835
County Bancorp, Inc.(x)	1,388	27,774
CU Bancorp*	6,595	150,432
Customers Bancorp, Inc.*	12,345	310,600
CVB Financial Corp.	51,331	903,939
Eagle Bancorp, Inc.*	15,569	768,019
Enterprise Bancorp, Inc./Massachusetts	2,507	70,196
Enterprise Financial Services Corp.	9,652	301,625
Equity Bancshares, Inc., Class A*	1,580	40,985
F.N.B. Corp./Pennsylvania	98,849	1,215,843
Farmers Capital Bank Corp.	2,880	85,363
Farmers National Banc Corp.	8,181	88,191
FCB Financial Holdings, Inc., Class A*	14,198	545,629
Fidelity Southern Corp.	7,609	139,930
Financial Institutions, Inc.	5,372	145,635
First Bancorp, Inc./Maine	4,683	112,252
First Bancorp/North Carolina	6,831	135,185
First BanCorp/Puerto Rico*	54,766	284,783
First Busey Corp.	13,580	306,908
First Business Financial Services, Inc.	3,354	78,819
First Citizens BancShares, Inc./North Carolina, Class A	3,666	1,077,401
First Commonwealth Financial Corp.	48,020	484,522
First Community Bancshares, Inc./Virginia	5,857	145,254
First Community Financial Partners, Inc.(x)*	4,007	38,147
First Connecticut Bancorp, Inc./Connecticut	5,623	100,033
First Financial Bancorp	30,420	664,373
First Financial Bankshares, Inc.(x)	31,263	1,139,224
First Financial Corp./Indiana	4,184	170,205
First Financial Northwest, Inc.	2,694	38,174
First Foundation, Inc.*	4,796	118,317
First Internet Bancorp(x)	1,673	38,630
First Interstate BancSystem, Inc., Class A	9,248	291,404
First Merchants Corp.	20,945	560,279
First Mid-Illinois Bancshares, Inc.	1,693	46,151
First Midwest Bancorp, Inc./Illinois	40,745	788,823
First NBC Bank Holding Co.*	7,570	71,461
First Northwest Bancorp(x)*	3,516	47,431
First of Long Island Corp.	5,674	188,093
Flushing Financial Corp.	12,977	307,814
Franklin Financial Network, Inc.*	3,874	144,888
Fulton Financial Corp.	83,828	1,217,183
German American Bancorp, Inc.	6,754	262,933
Glacier Bancorp, Inc.	37,100	1,058,092
Great Southern Bancorp, Inc.	4,693	191,005
Great Western Bancorp, Inc.	27,834	927,429
Green Bancorp, Inc.*	7,170	78,368
Guaranty Bancorp	5,866	104,708
Hancock Holding Co.	36,324	1,177,987
Hanmi Financial Corp.	16,090	423,811
HarborOne Bancorp, Inc.*	4,916	77,476
Heartland Financial USA, Inc.	9,987	360,231
Heritage Commerce Corp.	8,229	90,025
Heritage Financial Corp./Washington	14,908	267,599
Heritage Oaks Bancorp	8,413	68,987
Hilltop Holdings, Inc.*	35,853	805,258
Home BancShares, Inc./Arkansas	56,090	1,167,233
HomeTrust Bancshares, Inc.*	6,369	117,827
Hope Bancorp, Inc.	63,049	1,095,161
Horizon Bancorp/Indiana	4,412	129,625
IBERIABANK Corp.	18,880	1,267,226
Independent Bank Corp./Massachusetts(x)	12,344	667,687
Independent Bank Corp./Michigan	7,160	120,503
Independent Bank Group, Inc.	5,535	244,481
International Bancshares Corp.	25,788	767,967
Investors Bancorp, Inc.	140,821	1,691,260
Lakeland Bancorp, Inc.	14,803	207,834
Lakeland Financial Corp.	13,564	480,437
LCNB Corp.(x)	2,553	46,516
LegacyTexas Financial Group, Inc.	22,688	717,621
Live Oak Bancshares, Inc.(x)	7,310	105,410
Macatawa Bank Corp.	8,822	70,488
MainSource Financial Group, Inc.	10,767	268,637
MB Financial, Inc.	35,449	1,348,480
MBT Financial Corp.	5,663	51,250
Mercantile Bank Corp.	6,055	162,577
Merchants Bancshares, Inc./Vermont	1,822	59,015
Middleburg Financial Corp.(x)	1,461	41,317
Midland States Bancorp, Inc.	3,392	85,953
MidWestOne Financial Group, Inc.	2,862	86,919
MutualFirst Financial, Inc.	1,583	43,897
National Bank Holdings Corp., Class A	11,859	277,145
National Bankshares, Inc./Virginia(x)	2,474	90,994
National Commerce Corp.(x)*	2,986	80,801
NBT Bancorp, Inc.	21,548	708,283
Nicolet Bankshares, Inc.*	2,675	102,586
Northrim BanCorp, Inc.	2,095	53,946
OFG Bancorp	19,060	192,697
Old Line Bancshares, Inc.(x)	2,594	51,180
Old National Bancorp/Indiana	58,512	822,679

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Old Second Bancorp, Inc.	8,779	$72,953
Opus Bank	7,506	265,487
Orrstown Financial Services, Inc.(x)	2,123	41,929
Pacific Continental Corp.	6,592	110,877
Pacific Mercantile Bancorp*	4,665	34,381
Pacific Premier Bancorp, Inc.*	12,769	337,868
Park National Corp.	6,597	633,312
Park Sterling Corp.	18,936	153,760
Peapack-Gladstone Financial Corp.	5,646	126,527
Penns Woods Bancorp, Inc.(x)	1,629	72,425
Peoples Bancorp, Inc./Ohio	5,979	147,024
Peoples Financial Services Corp.	2,698	109,970
People’s Utah Bancorp	4,691	95,462
Pinnacle Financial Partners, Inc.	20,013	1,082,303
Preferred Bank/California	5,028	179,751
Premier Financial Bancorp, Inc.(x)	2,586	44,324
PrivateBancorp, Inc.	38,089	1,749,046
Prosperity Bancshares, Inc.	31,280	1,716,958
QCR Holdings, Inc.	4,402	139,719
Renasant Corp.	20,327	683,597
Republic Bancorp, Inc./Kentucky, Class A	4,548	141,352
Republic First Bancorp, Inc.*	10,802	44,396
S&T Bancorp, Inc.	16,176	468,942
Sandy Spring Bancorp, Inc.	13,186	403,228
Seacoast Banking Corp. of Florida*	12,679	204,005
ServisFirst Bancshares, Inc.(x)	11,040	573,086
Shore Bancshares, Inc.	3,887	45,789
Sierra Bancorp	4,368	81,944
Simmons First National Corp., Class A	14,516	724,348
South State Corp.	11,568	868,063
Southern First Bancshares, Inc.*	1,836	50,637
Southern National Bancorp of Virginia, Inc.	3,379	44,096
Southside Bancshares, Inc.	11,674	375,669
Southwest Bancorp, Inc./Oklahoma	6,973	132,417
State Bank Financial Corp.	17,273	394,170
Sterling Bancorp/Delaware	60,953	1,066,678
Stock Yards Bancorp, Inc.	10,481	345,454
Stonegate Bank	4,244	143,235
Suffolk Bancorp	4,414	153,475
Summit Financial Group, Inc.(x)	2,579	49,414
Sun Bancorp, Inc./New Jersey	3,793	87,467
Texas Capital Bancshares, Inc.*	22,242	1,221,531
Tompkins Financial Corp.	6,980	533,342
Towne Bank/Virginia	25,835	620,815
TriCo Bancshares	11,099	297,120
TriState Capital Holdings, Inc.*	7,522	121,480
Triumph Bancorp, Inc.*	5,829	115,647
Trustmark Corp.	33,977	936,406
UMB Financial Corp.	21,153	1,257,546
Umpqua Holdings Corp.	106,630	1,604,782
Union Bankshares Corp.	21,650	579,571
Union Bankshares, Inc./Vermont(x)	1,172	39,918
United Bankshares, Inc./West Virginia(x)	32,311	1,217,155
United Community Banks, Inc./Georgia	33,817	710,833
Univest Corp. of Pennsylvania	11,977	279,783
Valley National Bancorp	116,172	1,130,354
Veritex Holdings, Inc.*	2,579	44,849
Washington Trust Bancorp, Inc.	7,734	311,061
WashingtonFirst Bankshares, Inc.(x)	3,049	75,036
Webster Financial Corp.	43,343	1,647,467
WesBanco, Inc.	19,020	625,378
West Bancorp, Inc.	5,633	110,407
Westamerica Bancorp(x)	12,409	631,370
Wintrust Financial Corp.	24,192	1,344,349
Xenith Bankshares, Inc.*	25,780	59,552
Yadkin Financial Corp.	22,642	595,258

		79,459,138

Capital Markets (1.3%)
Actua Corp.*	17,038	220,642
Arlington Asset Investment Corp., Class A(x)	10,020	148,196
Associated Capital Group, Inc., Class A	2,709	96,061
B. Riley Financial, Inc.(x)	2,838	37,916
BGC Partners, Inc., Class A	103,917	909,274
Calamos Asset Management, Inc., Class A	6,666	45,462
Cohen & Steers, Inc.	10,792	461,358
Cowen Group, Inc., Class A(x)*	45,372	164,700
Diamond Hill Investment Group, Inc.	1,419	262,217
Evercore Partners, Inc., Class A	18,784	967,564
FBR & Co.	1,853	24,534
Fifth Street Asset Management, Inc.	2,770	15,263
Financial Engines, Inc.(x)	26,802	796,287
GAIN Capital Holdings, Inc.	13,627	84,215
GAMCO Investors, Inc., Class A	2,931	83,446
Greenhill & Co., Inc.	14,674	345,866
Hennessy Advisors, Inc.(x)	935	33,164
Houlihan Lokey, Inc.	5,898	147,745
INTL FCStone, Inc.*	6,899	268,026
Investment Technology Group, Inc.	17,853	306,000
Janus Capital Group, Inc.	71,757	1,005,316
KCG Holdings, Inc., Class A*	24,604	382,100
Ladenburg Thalmann Financial Services, Inc.(x)*	40,082	92,589
Manning & Napier, Inc.	4,635	32,862
Medley Management, Inc., Class A	2,755	23,170
Moelis & Co., Class A	7,383	198,529
OM Asset Management plc	16,914	235,274
Oppenheimer Holdings, Inc., Class A	4,454	63,648
Piper Jaffray Cos.*	7,208	348,146
PJT Partners, Inc., Class A(x)	7,534	205,452
Pzena Investment Management, Inc., Class A	6,266	48,248
Safeguard Scientifics, Inc.*	7,890	102,254
Silvercrest Asset Management Group, Inc., Class A	2,079	24,678
Stifel Financial Corp.*	30,978	1,191,104
Virtu Financial, Inc., Class A	10,737	160,733
Virtus Investment Partners, Inc.(x)	3,289	321,862
Waddell & Reed Financial, Inc., Class A	37,404	679,257
Walter Investment Management Corp.(x)*	11,391	46,247
Westwood Holdings Group, Inc.	2,902	154,125
WisdomTree Investments, Inc.(x)	56,764	584,102

		11,317,632

Consumer Finance (0.5%)
Encore Capital Group, Inc.(x)*	11,862	266,658
Enova International, Inc.*	12,407	120,100
EZCORP, Inc., Class A*	23,176	256,327
FirstCash, Inc.	22,896	1,077,943
Green Dot Corp., Class A*	19,157	441,760
LendingClub Corp.(x)*	155,120	958,642
Nelnet, Inc., Class A	10,735	433,372
PRA Group, Inc.(x)*	22,589	780,224
Regional Management Corp.*	3,907	84,587

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	3,332	$163,401

		4,583,014

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	1,086	22,404
FNFV Group*	33,989	424,182
Marlin Business Services Corp.	3,245	62,888
NewStar Financial, Inc.*	12,083	117,326
On Deck Capital, Inc.(x)*	20,901	119,136
PICO Holdings, Inc.*	9,134	107,690
Tiptree Financial, Inc., Class A	10,020	59,519

		913,145

Insurance (2.1%)
Ambac Financial Group, Inc.*	22,175	407,798
American Equity Investment Life Holding Co.	39,936	708,065
AMERISAFE, Inc.	9,295	546,360
Argo Group International Holdings Ltd.	14,155	798,625
Atlas Financial Holdings, Inc.*	3,395	53,539
Baldwin & Lyons, Inc., Class B	3,526	90,371
Blue Capital Reinsurance Holdings Ltd.(x)	1,799	32,958
Citizens, Inc./Texas(x)*	19,111	178,879
CNO Financial Group, Inc.	85,306	1,302,623
Crawford & Co., Class B	5,789	65,705
Donegal Group, Inc., Class A	3,419	55,080
eHealth, Inc.*	7,924	88,828
EMC Insurance Group, Inc.	3,476	93,609
Employers Holdings, Inc.	14,812	441,842
Enstar Group Ltd.*	5,435	893,894
FBL Financial Group, Inc., Class A	4,815	308,016
Federated National Holding Co.	5,321	99,449
Fidelity & Guaranty Life	6,567	152,289
Genworth Financial, Inc., Class A*	195,344	968,906
Global Indemnity plc*	3,477	103,267
Greenlight Capital Reinsurance Ltd., Class A*	14,579	297,995
Hallmark Financial Services, Inc.*	8,141	83,771
HCI Group, Inc.	4,300	130,548
Heritage Insurance Holdings, Inc.	11,344	163,467
Horace Mann Educators Corp.	19,426	711,963
Independence Holding Co.	2,370	40,717
Infinity Property & Casualty Corp.	5,798	479,089
Investors Title Co.	447	44,477
James River Group Holdings Ltd.	6,711	242,938
Kemper Corp.	19,800	778,536
Maiden Holdings Ltd.	29,945	380,002
MBIA, Inc.*	67,008	521,992
National General Holdings Corp.	23,012	511,787
National Interstate Corp.	3,361	109,333
National Western Life Group, Inc., Class A	1,058	217,281
Navigators Group, Inc.	5,709	553,316
OneBeacon Insurance Group Ltd., Class A	9,956	142,172
Patriot National, Inc.(x)*	5,436	48,978
Primerica, Inc.(x)	21,749	1,153,349
RLI Corp.	17,980	1,229,113
Safety Insurance Group, Inc.	7,806	524,719
Selective Insurance Group, Inc.	26,982	1,075,503
State Auto Financial Corp.	6,031	143,598
State National Cos., Inc.	11,782	131,016
Stewart Information Services Corp.	11,297	502,152
Third Point Reinsurance Ltd.*	33,169	398,028
Trupanion, Inc.(x)*	7,573	127,984
United Fire Group, Inc.	10,562	446,984
United Insurance Holdings Corp.	6,922	117,536
Universal Insurance Holdings, Inc.	16,441	414,313
WMIH Corp.(x)*	77,472	181,284

		19,294,044

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	11,780	185,535
Altisource Residential Corp. (REIT)	29,022	316,340
American Capital Mortgage Investment Corp. (REIT)	26,136	449,278
Anworth Mortgage Asset Corp. (REIT)	42,456	208,884
Apollo Commercial Real Estate Finance, Inc. (REIT)	34,261	560,853
Ares Commercial Real Estate Corp. (REIT)	11,118	140,087
ARMOUR Residential REIT, Inc. (REIT)	16,657	375,449
Capstead Mortgage Corp. (REIT)	47,811	450,858
Colony Capital, Inc. (REIT), Class A	54,790	998,821
CYS Investments, Inc. (REIT)	73,991	645,202
Dynex Capital, Inc. (REIT)	17,044	126,466
Great Ajax Corp. (REIT)	5,036	68,741
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	18,133	423,768
Invesco Mortgage Capital, Inc. (REIT)	53,000	807,189
Ladder Capital Corp. (REIT)	17,037	225,570
New Residential Investment Corp. (REIT)	110,960	1,532,357
New York Mortgage Trust, Inc. (REIT)(x)	53,004	319,084
Orchid Island Capital, Inc. (REIT)(x)	8,757	91,248
Owens Realty Mortgage, Inc. (REIT)(x)	3,155	54,645
PennyMac Mortgage Investment Trust (REIT)‡	33,084	515,449
Redwood Trust, Inc. (REIT)	40,422	572,376
Resource Capital Corp. (REIT)	13,436	172,115
United Development Funding IV (REIT)(b)(x)†	15,318	36,763
Western Asset Mortgage Capital Corp. (REIT)	17,083	178,005

		9,455,083

Thrifts & Mortgage Finance (1.9%)
Astoria Financial Corp.	45,137	659,000
Bank Mutual Corp.	15,075	115,776
BankFinancial Corp.	6,719	85,331
Bear State Financial, Inc.(x)	5,776	53,081
Beneficial Bancorp, Inc.	36,009	529,692
BofI Holding, Inc.(x)*	28,137	630,269
Capitol Federal Financial, Inc.	63,582	894,599
Charter Financial Corp./Maryland	4,710	60,665
Clifton Bancorp, Inc.	8,248	126,112
Dime Community Bancshares, Inc.	15,147	253,864
ESSA Bancorp, Inc.	2,395	33,123
Essent Group Ltd.*	35,178	936,087
EverBank Financial Corp.	49,329	955,009
Federal Agricultural Mortgage Corp., Class C	3,579	141,371
First Defiance Financial Corp.	3,043	135,840
Flagstar Bancorp, Inc.*	8,867	246,059
Greene County Bancorp, Inc.(x)	722	12,036
Hingham Institution for Savings	608	84,208
Home Bancorp, Inc.	1,750	49,000
HomeStreet, Inc.*	10,838	271,600

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Impac Mortgage Holdings, Inc.*	3,154	$41,601
Kearny Financial Corp.	44,649	607,673
Lake Sunapee Bank Group	2,432	43,946
LendingTree, Inc.(x)*	2,924	283,365
Meridian Bancorp, Inc.	24,629	383,474
Meta Financial Group, Inc.	3,785	229,409
MGIC Investment Corp.*	164,537	1,316,296
Nationstar Mortgage Holdings, Inc.(x)*	16,287	241,210
NMI Holdings, Inc., Class A*	23,131	176,258
Northfield Bancorp, Inc.	22,559	363,200
Northwest Bancshares, Inc.	46,253	726,635
OceanFirst Financial Corp.	9,441	181,834
Ocwen Financial Corp.(x)*	36,941	135,573
Oritani Financial Corp.	21,134	332,226
PennyMac Financial Services, Inc., Class A‡	3,108	52,867
PHH Corp.*	24,341	351,727
Provident Bancorp, Inc.*	1,281	19,984
Provident Financial Holdings, Inc.	1,986	38,846
Provident Financial Services, Inc.	31,717	673,352
Radian Group, Inc.	101,568	1,376,247
SI Financial Group, Inc.	3,260	43,032
Southern Missouri Bancorp, Inc.	1,794	44,671
Territorial Bancorp, Inc.	3,066	87,872
TrustCo Bank Corp.	45,030	319,263
United Community Financial Corp./Ohio	16,403	116,625
United Financial Bancorp, Inc.	27,101	375,078
Walker & Dunlop, Inc.*	13,040	329,390
Washington Federal, Inc.	45,234	1,206,843
Waterstone Financial, Inc.	10,779	183,135
Westfield Financial, Inc.	4,636	35,465
WSFS Financial Corp.	12,612	460,212

		17,050,031

Total Financials		142,072,087

Health Care (12.8%)
Biotechnology (5.0%)
Acceleron Pharma, Inc.*	12,373	447,779
Achillion Pharmaceuticals, Inc.*	57,645	466,925
Acorda Therapeutics, Inc.*	20,057	418,790
Adamas Pharmaceuticals, Inc.(x)*	7,304	119,859
Aduro Biotech, Inc.(x)*	17,931	222,882
Advaxis, Inc.(x)*	15,541	166,133
Adverum Biotechnologies, Inc.*	7,101	29,185
Agenus, Inc.*	35,791	256,979
Aimmune Therapeutics, Inc.(x)*	12,628	189,420
Akebia Therapeutics, Inc.(x)*	13,943	126,184
Alder Biopharmaceuticals, Inc.(x)*	22,044	722,382
AMAG Pharmaceuticals, Inc.(x)*	16,709	409,538
Amicus Therapeutics, Inc.*	63,720	471,528
Anavex Life Sciences Corp.(x)*	11,065	40,166
Anthera Pharmaceuticals, Inc.(x)*	14,398	45,354
Applied Genetic Technologies Corp.*	5,100	49,878
Aptevo Therapeutics, Inc.*	7,501	19,203
Ardelyx, Inc.*	11,293	146,131
Arena Pharmaceuticals, Inc.(x)*	118,647	207,632
Argos Therapeutics, Inc.*	3,381	16,804
ARIAD Pharmaceuticals, Inc.*	81,853	1,120,568
Array BioPharma, Inc.*	70,715	477,326
Arrowhead Pharmaceuticals, Inc.(x)*	24,475	179,891
Asterias Biotherapeutics, Inc.(x)*	8,275	35,086
Atara Biotherapeutics, Inc.(x)*	9,896	211,675
Athersys, Inc.(x)*	24,577	52,349
Avexis, Inc.*	3,218	132,614
Axovant Sciences Ltd.(x)*	12,262	171,668
Bellicum Pharmaceuticals, Inc.(x)*	10,243	203,836
BioCryst Pharmaceuticals, Inc.(x)*	37,721	166,350
BioSpecifics Technologies Corp.*	1,808	82,571
BioTime, Inc.(x)*	24,335	94,907
Bluebird Bio, Inc.(x)*	17,424	1,180,999
Blueprint Medicines Corp.*	9,189	272,913
Cara Therapeutics, Inc.(x)*	7,038	58,767
Celldex Therapeutics, Inc.(x)*	47,738	192,862
Cellular Biomedicine Group, Inc.(x)*	3,548	51,446
Cepheid, Inc.*	34,963	1,842,199
ChemoCentryx, Inc.*	7,250	43,790
Chimerix, Inc.*	21,720	120,329
Cidara Therapeutics, Inc.(x)*	3,376	38,655
Clovis Oncology, Inc.(x)*	15,064	543,057
Coherus Biosciences, Inc.(x)*	13,313	356,522
Concert Pharmaceuticals, Inc.*	5,640	57,020
Corvus Pharmaceuticals, Inc.(x)*	990	16,286
Curis, Inc.(x)*	40,153	104,799
Cytokinetics, Inc.(x)*	14,978	137,498
CytomX Therapeutics, Inc.(x)*	7,845	123,010
CytRx Corp.(x)*	21,835	12,846
Dimension Therapeutics, Inc.(x)*	3,780	30,202
Dynavax Technologies Corp.(x)*	17,869	187,446
Eagle Pharmaceuticals, Inc.(x)*	4,061	284,270
Edge Therapeutics, Inc.(x)*	5,267	54,829
Editas Medicine, Inc.(x)*	6,742	90,882
Eiger BioPharmaceuticals, Inc.*	1,054	14,113
Emergent BioSolutions, Inc.*	15,002	473,013
Enanta Pharmaceuticals, Inc.*	7,336	195,211
Epizyme, Inc.(x)*	17,218	169,425
Esperion Therapeutics, Inc.(x)*	9,482	131,326
Exact Sciences Corp.(x)*	49,271	914,962
Exelixis, Inc.*	109,097	1,395,350
FibroGen, Inc.*	24,574	508,682
Five Prime Therapeutics, Inc.*	12,557	659,117
Flexion Therapeutics, Inc.(x)*	13,000	254,020
Fortress Biotech, Inc.(x)*	10,668	31,684
Foundation Medicine, Inc.(x)*	6,671	155,768
Galena Biopharma, Inc.(x)*	88,761	31,093
Genomic Health, Inc.*	9,111	263,490
Geron Corp.(x)*	80,127	181,087
Global Blood Therapeutics, Inc.(x)*	10,821	249,424
GlycoMimetics, Inc.*	3,106	22,208
Halozyme Therapeutics, Inc.(x)*	51,100	617,288
Heron Therapeutics, Inc.(x)*	14,225	245,097
Idera Pharmaceuticals, Inc.(x)*	30,989	79,332
Ignyta, Inc.*	9,685	60,919
Immune Design Corp.*	4,054	30,729
ImmunoGen, Inc.(x)*	42,791	114,680
Immunomedics, Inc.(x)*	38,546	125,275
Infinity Pharmaceuticals, Inc.(x)*	18,944	29,553
Inotek Pharmaceuticals Corp.(x)*	5,641	53,477
Inovio Pharmaceuticals, Inc.(x)*	31,973	297,988
Insmed, Inc.*	30,452	442,163
Insys Therapeutics, Inc.(x)*	10,761	126,872
Intellia Therapeutics, Inc.(x)*	4,737	80,624
Invitae Corp.(x)*	7,279	63,764
Ironwood Pharmaceuticals, Inc.*	60,329	958,025
Karyopharm Therapeutics, Inc.*	10,392	101,114
Keryx Biopharmaceuticals, Inc.(x)*	41,460	220,153
Kite Pharma, Inc.(x)*	18,486	1,032,628
La Jolla Pharmaceutical Co.*	6,700	159,393

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Lexicon Pharmaceuticals, Inc.(x)*	19,265	$348,119
Ligand Pharmaceuticals, Inc.(x)*	8,876	905,885
Lion Biotechnologies, Inc.(x)*	28,157	231,732
Loxo Oncology, Inc.(x)*	6,475	169,516
MacroGenics, Inc.*	14,966	447,633
MannKind Corp.(x)*	150,710	93,440
Medgenics, Inc.*	7,901	44,009
MediciNova, Inc.(x)*	9,655	72,316
Merrimack Pharmaceuticals, Inc.(x)*	60,624	384,962
MiMedx Group, Inc.(x)*	55,039	472,235
Minerva Neurosciences, Inc.(x)*	12,936	182,592
Mirati Therapeutics, Inc.(x)*	5,575	36,851
Momenta Pharmaceuticals, Inc.*	31,788	371,602
Myriad Genetics, Inc.*	32,960	678,317
NantKwest, Inc.(x)*	11,584	90,124
Natera, Inc.*	11,877	131,953
NewLink Genetics Corp.*	10,597	159,167
Novavax, Inc.(x)*	132,598	275,804
OncoMed Pharmaceuticals, Inc.(x)*	10,677	122,038
Ophthotech Corp.(x)*	14,435	665,887
Organovo Holdings, Inc.(x)*	37,950	143,831
Osiris Therapeutics, Inc.(x)*	6,914	34,293
Otonomy, Inc.(x)*	10,323	187,775
OvaScience, Inc.(x)*	13,552	97,032
PDL BioPharma, Inc.	90,109	301,865
Pfenex, Inc.*	5,894	52,751
PharmAthene, Inc.(x)*	20,455	59,320
Portola Pharmaceuticals, Inc.*	23,548	534,775
Progenics Pharmaceuticals, Inc.(x)*	34,440	218,005
Protagonist Therapeutics, Inc.	2,551	53,903
Proteostasis Therapeutics, Inc.*	2,890	45,055
Prothena Corp. plc(x)*	15,877	952,144
PTC Therapeutics, Inc.*	16,557	231,964
Puma Biotechnology, Inc.(x)*	11,636	780,194
Radius Health, Inc.*	14,923	807,185
Raptor Pharmaceutical Corp.(x)*	42,039	377,090
REGENXBIO, Inc.(x)*	6,585	92,256
Regulus Therapeutics, Inc.(x)*	21,138	69,755
Repligen Corp.*	17,393	525,095
Retrophin, Inc.*	16,265	364,011
Rigel Pharmaceuticals, Inc.*	30,658	112,515
Sage Therapeutics, Inc.*	13,689	630,378
Sangamo BioSciences, Inc.(x)*	35,380	163,809
Sarepta Therapeutics, Inc.(x)*	22,004	1,351,265
Seres Therapeutics, Inc.(x)*	8,386	103,064
Sorrento Therapeutics, Inc.(x)*	17,487	135,349
Spark Therapeutics, Inc.(x)*	8,818	529,609
Spectrum Pharmaceuticals, Inc.*	33,801	157,851
Stemline Therapeutics, Inc.*	5,559	60,204
Syndax Pharmaceuticals, Inc.(x)*	2,459	37,278
Synergy Pharmaceuticals, Inc.(x)*	85,291	469,953
Synthetic Biologics, Inc.(x)*	24,460	42,071
T2 Biosystems, Inc.(x)*	4,626	33,492
TESARO, Inc.(x)*	12,273	1,230,245
TG Therapeutics, Inc.*	17,027	131,789
Tobira Therapeutics, Inc.*	2,766	109,921
Tokai Pharmaceuticals, Inc.(x)*	3,407	5,213
Trevena, Inc.*	19,753	133,333
Trovagene, Inc.(x)*	10,608	47,630
Ultragenyx Pharmaceutical, Inc.(x)*	17,431	1,236,554
Vanda Pharmaceuticals, Inc.*	19,263	320,536
Versartis, Inc.(x)*	10,033	122,904
Vitae Pharmaceuticals, Inc.*	11,982	250,663
Vital Therapies, Inc.(x)*	7,194	44,027
Voyager Therapeutics, Inc.(x)*	5,134	61,659
vTv Therapeutics, Inc., Class A*	1,704	12,252
XBiotech, Inc.(x)*	10,319	138,894
Xencor, Inc.*	14,904	364,999
Zafgen, Inc.*	5,947	19,685
ZIOPHARM Oncology, Inc.(x)*	54,669	307,786

		43,968,676

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.	11,348	585,784
Accuray, Inc.(x)*	39,265	250,118
Analogic Corp.	5,828	516,361
AngioDynamics, Inc.*	13,249	232,387
Anika Therapeutics, Inc.*	7,326	350,549
AtriCure, Inc.(x)*	14,947	236,462
Atrion Corp.	667	284,542
Avinger, Inc.*	6,533	31,162
AxoGen, Inc.*	7,781	70,262
Cantel Medical Corp.	16,886	1,316,771
Cardiovascular Systems, Inc.*	15,724	373,288
Cerus Corp.(x)*	47,741	296,472
ConforMIS, Inc.(x)*	15,922	157,946
CONMED Corp.	13,190	528,391
Corindus Vascular Robotics, Inc.(x)*	8,504	9,439
CryoLife, Inc.	11,697	205,516
Cutera, Inc.*	4,743	56,537
Cynosure, Inc., Class A*	11,948	608,631
Endologix, Inc.(x)*	41,279	528,371
Entellus Medical, Inc.(x)*	2,607	57,823
Exactech, Inc.*	4,234	114,445
GenMark Diagnostics, Inc.*	20,671	243,918
Glaukos Corp.*	7,831	295,542
Globus Medical, Inc., Class A*	33,568	757,630
Haemonetics Corp.*	24,603	890,875
Halyard Health, Inc.*	22,532	780,959
ICU Medical, Inc.*	7,134	901,595
Inogen, Inc.*	7,836	469,376
Insulet Corp.(x)*	28,428	1,163,842
Integer Holdings Corp.*	14,011	303,899
Integra LifeSciences Holdings Corp.*	13,904	1,147,775
Invacare Corp.	16,331	182,417
InVivo Therapeutics Holdings Corp.(x)*	9,794	66,599
iRadimed Corp.(x)*	1,051	17,856
Iridex Corp.(x)*	2,413	34,964
K2M Group Holdings, Inc.(x)*	11,503	204,523
LeMaitre Vascular, Inc.	4,236	84,042
Masimo Corp.*	19,309	1,148,692
Meridian Bioscience, Inc.	20,195	389,562
Merit Medical Systems, Inc.*	20,201	490,682
Natus Medical, Inc.*	16,017	629,308
Neogen Corp.*	17,262	965,636
Nevro Corp.(x)*	11,362	1,186,080
Novocure Ltd.(x)*	23,631	201,809
NuVasive, Inc.*	23,110	1,540,514
NxStage Medical, Inc.*	29,698	742,153
OraSure Technologies, Inc.*	28,162	224,451
Orthofix International N.V.*	8,412	359,781
Oxford Immunotec Global plc*	7,281	91,449
Penumbra, Inc.*	12,016	913,096
Quidel Corp.*	12,514	276,434
Rockwell Medical, Inc.(x)*	24,619	164,947
RTI Surgical, Inc.*	20,883	65,364
Second Sight Medical Products, Inc.(x)*	5,071	17,850
Senseonics Holdings, Inc.(x)*	9,992	38,969
Spectranetics Corp.*	22,341	560,536
STAAR Surgical Co.(x)*	14,034	131,920

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SurModics, Inc.*	7,892	$237,470
Tandem Diabetes Care, Inc.(x)*	6,430	49,254
TransEnterix, Inc.(x)*	22,523	38,064
Utah Medical Products, Inc.	1,282	76,664
Vascular Solutions, Inc.*	8,279	399,296
Veracyte, Inc.(x)*	4,741	36,079
Wright Medical Group N.V.(x)*	49,131	1,205,184
Zeltiq Aesthetics, Inc.(x)*	16,724	655,915

		27,194,228

Health Care Providers & Services (2.0%)
AAC Holdings, Inc.(x)*	4,794	83,368
Aceto Corp.	15,343	291,364
Addus HomeCare Corp.*	2,248	58,808
Adeptus Health, Inc., Class A(x)*	6,425	276,596
Air Methods Corp.(x)*	18,164	571,984
Almost Family, Inc.*	3,449	126,820
Amedisys, Inc.*	13,465	638,780
American Renal Associates Holdings, Inc.*	4,360	79,657
AMN Healthcare Services, Inc.*	22,477	716,342
BioScrip, Inc.(x)*	37,550	108,520
BioTelemetry, Inc.*	12,174	226,071
Capital Senior Living Corp.*	15,079	253,327
Chemed Corp.	7,479	1,055,063
Civitas Solutions, Inc.*	7,601	138,794
Community Health Systems, Inc.(x)*	52,092	601,142
CorVel Corp.*	4,533	174,067
Cross Country Healthcare, Inc.*	14,840	174,815
Diplomat Pharmacy, Inc.(x)*	20,715	580,227
Ensign Group, Inc.	25,534	513,999
Genesis Healthcare, Inc.*	18,511	49,424
HealthEquity, Inc.*	19,836	750,793
HealthSouth Corp.	42,976	1,743,536
Healthways, Inc.*	15,018	397,376
Kindred Healthcare, Inc.	40,253	411,386
Landauer, Inc.	5,494	244,373
LHC Group, Inc.*	6,761	249,346
Magellan Health, Inc.*	12,146	652,605
Molina Healthcare, Inc.*	20,224	1,179,464
National HealthCare Corp.	5,119	337,803
National Research Corp., Class A	8,229	134,050
Nobilis Health Corp.(x)*	18,371	61,543
Owens & Minor, Inc.	29,096	1,010,504
PharMerica Corp.*	15,924	446,987
Providence Service Corp.*	6,195	301,263
Quorum Health Corp.*	14,582	91,429
RadNet, Inc.*	12,806	94,764
Select Medical Holdings Corp.*	50,598	683,073
Surgery Partners, Inc.*	10,100	204,424
Surgical Care Affiliates, Inc.*	12,223	595,993
Team Health Holdings, Inc.*	32,195	1,048,269
Teladoc, Inc.(x)*	9,785	179,163
Triple-S Management Corp., Class B*	11,731	257,261
U.S. Physical Therapy, Inc.	5,909	370,494
Universal American Corp.	19,476	148,991
USMD Holdings, Inc.*	667	15,101

		18,329,159

Health Care Technology (0.5%)
Castlight Health, Inc., Class B(x)*	17,616	73,283
Computer Programs & Systems, Inc.(x)	5,666	147,656
Cotiviti Holdings, Inc.*	7,947	266,463
Evolent Health, Inc., Class A(x)*	7,049	173,546
HealthStream, Inc.*	11,730	323,748
HMS Holdings Corp.*	42,595	944,331
Medidata Solutions, Inc.*	26,159	1,458,625
Omnicell, Inc.*	16,522	632,793
Press Ganey Holdings, Inc.*	10,499	424,160
Quality Systems, Inc.	26,495	299,923
Vocera Communications, Inc.*	9,754	164,843

		4,909,371

Life Sciences Tools & Services (0.6%)
Accelerate Diagnostics, Inc.(x)*	12,223	333,199
Albany Molecular Research, Inc.(x)*	11,327	187,009
Cambrex Corp.*	15,432	686,107
ChromaDex Corp.(x)*	9,672	28,823
Enzo Biochem, Inc.*	13,019	66,267
Fluidigm Corp.*	14,823	118,732
INC Research Holdings, Inc., Class A*	19,565	872,208
Luminex Corp.*	19,566	444,540
Medpace Holdings, Inc.*	2,738	81,757
NanoString Technologies, Inc.*	4,988	99,660
NeoGenomics, Inc.*	23,804	195,669
Pacific Biosciences of California, Inc.*	33,797	302,821
PAREXEL International Corp.*	25,452	1,767,640
PRA Health Sciences, Inc.*	11,255	636,020

		5,820,452

Pharmaceuticals (1.7%)
AcelRx Pharmaceuticals, Inc.(x)*	11,566	44,992
Aclaris Therapeutics, Inc.(x)*	3,960	101,416
Aerie Pharmaceuticals, Inc.(x)*	10,853	409,592
Agile Therapeutics, Inc.(x)*	3,997	27,899
Amphastar Pharmaceuticals, Inc.*	16,023	303,956
Ampio Pharmaceuticals, Inc.(x)*	14,222	10,527
ANI Pharmaceuticals, Inc.(x)*	4,083	270,907
Aratana Therapeutics, Inc.*	10,995	102,913
Axsome Therapeutics, Inc.(x)*	3,303	26,028
Bio-Path Holdings, Inc.(x)*	26,919	37,687
Catalent, Inc.*	45,828	1,184,195
Cempra, Inc.(x)*	20,547	497,237
Collegium Pharmaceutical, Inc.(x)*	6,074	116,985
Corcept Therapeutics, Inc.*	31,148	202,462
Depomed, Inc.(x)*†	29,950	748,451
Dermira, Inc.*	10,569	357,444
Durect Corp.(x)*	42,081	58,493
Egalet Corp.*	6,822	51,915
Endocyte, Inc.(x)*	14,650	45,269
Flex Pharma, Inc.(x)*	3,430	40,405
Heska Corp.*	1,882	102,437
Horizon Pharma plc*	76,035	1,378,514
Impax Laboratories, Inc.*	36,008	853,390
Innoviva, Inc.(x)*	42,082	462,481
Intersect ENT, Inc.*	11,464	181,590
Intra-Cellular Therapies, Inc.*	16,230	247,345
Lannett Co., Inc.(x)*	12,910	343,019
Lipocine, Inc.(x)*	5,417	24,160
Medicines Co.*	31,790	1,199,754
MyoKardia, Inc.(x)*	4,933	80,605
Nektar Therapeutics*	61,865	1,062,841
Neos Therapeutics, Inc.(x)*	4,446	29,255
Ocular Therapeutix, Inc.(x)*	8,001	54,967
Omeros Corp.(x)*	17,993	200,802
Pacira Pharmaceuticals, Inc.*	18,064	618,150
Paratek Pharmaceuticals, Inc.*	8,021	104,353
Phibro Animal Health Corp., Class A	8,555	232,525
Prestige Brands Holdings, Inc.*	25,085	1,210,852
Reata Pharmaceuticals, Inc., Class A(x)*	1,894	49,926
Revance Therapeutics, Inc.(x)*	9,580	155,292

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SciClone Pharmaceuticals, Inc.*	24,301	$249,085
Sucampo Pharmaceuticals, Inc., Class A*	12,834	157,987
Supernus Pharmaceuticals, Inc.*	20,871	516,140
Teligent, Inc.(x)*	15,528	118,013
Tetraphase Pharmaceuticals, Inc.*	18,310	70,127
TherapeuticsMD, Inc.(x)*	69,089	470,496
Theravance Biopharma, Inc.(x)*	16,054	581,797
Titan Pharmaceuticals, Inc.(x)*	6,200	36,456
WaVe Life Sciences Ltd.(x)*	3,402	110,463
Zogenix, Inc.(x)*	7,626	87,165

		15,628,760

Total Health Care		115,850,646

Industrials (12.7%)
Aerospace & Defense (1.4%)
AAR Corp.	17,934	561,693
Aerojet Rocketdyne Holdings, Inc.*	29,530	519,137
Aerovironment, Inc.*	9,511	232,164
Astronics Corp.*	10,094	454,735
Cubic Corp.	12,590	589,338
Curtiss-Wright Corp.	20,607	1,877,503
DigitalGlobe, Inc.*	31,838	875,545
Ducommun, Inc.*	3,540	80,854
Engility Holdings, Inc.*	8,640	272,160
Esterline Technologies Corp.*	14,509	1,103,264
KEYW Holding Corp.(x)*	11,857	130,901
KLX, Inc.*	25,200	887,040
Kratos Defense & Security Solutions, Inc.(x)*	16,256	112,004
Mercury Systems, Inc.*	18,414	452,432
Moog, Inc., Class A*	16,106	958,951
National Presto Industries, Inc.	1,575	138,269
Sparton Corp.*	3,590	94,273
TASER International, Inc.(x)*	25,913	741,371
Teledyne Technologies, Inc.*	16,501	1,780,953
Triumph Group, Inc.	23,251	648,238
Vectrus, Inc.*	3,994	60,829

		12,571,654

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	22,270	319,575
Atlas Air Worldwide Holdings, Inc.*	11,797	505,148
Echo Global Logistics, Inc.*	14,660	338,060
Forward Air Corp.	14,479	626,362
Hub Group, Inc., Class A*	16,857	687,091
Park-Ohio Holdings Corp.	2,898	105,632
Radiant Logistics, Inc.*	11,051	31,385
XPO Logistics, Inc.*	46,205	1,694,336

		4,307,589

Airlines (0.4%)
Allegiant Travel Co.	6,525	861,757
Hawaiian Holdings, Inc.*	24,646	1,197,795
SkyWest, Inc.	25,626	676,783
Virgin America, Inc.*	10,192	545,374

		3,281,709

Building Products (1.1%)
AAON, Inc.	18,979	546,975
Advanced Drainage Systems, Inc.	16,658	400,791
American Woodmark Corp.*	6,638	534,824
Apogee Enterprises, Inc.	13,253	592,277
Armstrong Flooring, Inc.*	7,884	148,850
Builders FirstSource, Inc.*	39,584	455,612
Caesarstone Ltd.*	11,248	424,162
Continental Building Products, Inc.*	16,204	340,122
CSW Industrials, Inc.*	4,809	155,764
Gibraltar Industries, Inc.*	14,980	556,507
Griffon Corp.	14,527	247,104
Insteel Industries, Inc.	8,418	305,068
Masonite International Corp.*	14,654	911,039
NCI Building Systems, Inc.*	13,351	194,791
Patrick Industries, Inc.*	6,660	412,387
PGT, Inc.*	22,778	243,041
Ply Gem Holdings, Inc.*	11,568	154,548
Quanex Building Products Corp.	16,544	285,549
Simpson Manufacturing Co., Inc.	19,597	861,288
Trex Co., Inc.*	14,201	833,883
Universal Forest Products, Inc.	9,579	943,437

		9,548,019

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	26,372	1,046,968
ACCO Brands Corp.*	53,692	517,591
Aqua Metals, Inc.(x)*	3,412	30,230
ARC Document Solutions, Inc.*	15,078	56,392
Brady Corp., Class A	22,527	779,659
Brink’s Co.	22,518	834,967
Casella Waste Systems, Inc., Class A*	12,759	131,418
CECO Environmental Corp.	9,021	101,757
Deluxe Corp.	22,803	1,523,695
Ennis, Inc.	8,628	145,382
Essendant, Inc.	18,856	386,925
G&K Services, Inc., Class A	9,162	874,879
Healthcare Services Group, Inc.	33,578	1,329,017
Heritage-Crystal Clean, Inc.*	4,562	60,583
Herman Miller, Inc.	28,186	806,120
HNI Corp.	21,137	841,253
InnerWorkings, Inc.*	11,861	111,731
Interface, Inc.	32,072	535,282
Kimball International, Inc., Class B	12,252	158,541
Knoll, Inc.	24,638	562,978
Matthews International Corp., Class A	15,343	932,241
McGrath RentCorp	11,893	377,127
Mobile Mini, Inc.	21,334	644,287
MSA Safety, Inc.	14,424	837,169
Multi-Color Corp.	6,928	457,248
NL Industries, Inc.*	2,063	8,108
Quad/Graphics, Inc.	13,754	367,507
SP Plus Corp.*	5,607	143,371
Steelcase, Inc., Class A	40,339	560,309
Team, Inc.*	12,896	421,828
Tetra Tech, Inc.	27,318	968,969
TRC Cos., Inc.*	6,153	53,347
U.S. Ecology, Inc.	10,208	457,727
UniFirst Corp.	7,117	938,448
Viad Corp.	9,688	357,197
VSE Corp.	3,084	104,825
West Corp.	22,029	486,400

		18,951,476

Construction & Engineering (0.8%)
Aegion Corp.*	17,171	327,451
Ameresco, Inc., Class A*	7,754	40,786
Argan, Inc.	6,277	371,536
Comfort Systems USA, Inc.	17,979	526,964
Dycom Industries, Inc.(x)*	14,435	1,180,494
EMCOR Group, Inc.	29,114	1,735,777
Granite Construction, Inc.	19,098	949,935
Great Lakes Dredge & Dock Corp.*	21,898	76,643
HC2 Holdings, Inc.(x)*	10,638	57,977
IES Holdings, Inc.*	2,583	45,952
Layne Christensen Co.(x)*	5,791	49,281
MasTec, Inc.*	31,535	937,851

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
MYR Group, Inc.*	4,878	$146,828
NV5 Global, Inc.*	2,520	81,421
Orion Group Holdings, Inc.*	9,826	67,308
Primoris Services Corp.	20,369	419,601
Tutor Perini Corp.*	20,246	434,682

		7,450,487

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	2,309	43,663
American Superconductor Corp.*	3,680	25,797
Atkore International Group, Inc.	4,081	76,478
AZZ, Inc.	13,148	858,170
Babcock & Wilcox Enterprises, Inc.*	21,538	355,377
Encore Wire Corp.	9,982	367,038
Energous Corp.(x)*	4,890	95,893
EnerSys, Inc.	21,464	1,485,094
FuelCell Energy, Inc.(x)*	7,982	43,262
Generac Holdings, Inc.*	31,447	1,141,526
General Cable Corp.	23,020	344,840
LSI Industries, Inc.	7,420	83,327
Plug Power, Inc.(x)*	55,700	95,247
Powell Industries, Inc.	2,829	113,301
Power Solutions International, Inc.(x)*	1,725	17,681
Preformed Line Products Co.	712	30,025
Sunrun, Inc.(x)*	21,103	132,949
Thermon Group Holdings, Inc.*	17,432	344,282
Vicor Corp.*	5,331	61,840

		5,715,790

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	17,596	405,236

Machinery (3.2%)
Actuant Corp., Class A	28,118	653,462
Alamo Group, Inc.	4,386	288,994
Albany International Corp., Class A	13,229	560,645
Altra Industrial Motion Corp.	12,068	349,610
American Railcar Industries, Inc.(x)	3,928	162,894
Astec Industries, Inc.	9,366	560,742
Barnes Group, Inc.	23,736	962,495
Blue Bird Corp.(x)*	1,686	24,632
Briggs & Stratton Corp.	22,309	416,063
Chart Industries, Inc.*	14,543	477,447
CIRCOR International, Inc.	7,814	465,402
CLARCOR, Inc.	22,382	1,454,830
Columbus McKinnon Corp.	6,946	123,917
Douglas Dynamics, Inc.	10,013	319,815
Dynamic Materials Corp.	4,355	46,424
Energy Recovery, Inc.(x)*	11,576	184,984
EnPro Industries, Inc.	10,360	588,655
ESCO Technologies, Inc.	12,922	599,839
ExOne Co.(x)*	3,743	56,968
Federal Signal Corp.	29,544	391,753
Franklin Electric Co., Inc.	22,310	908,240
FreightCar America, Inc.	4,389	63,114
Gencor Industries, Inc.(x)*	2,377	28,476
Global Brass & Copper Holdings, Inc.	10,145	293,089
Gorman-Rupp Co.	8,334	213,434
Graham Corp.(x)	3,551	67,824
Greenbrier Cos., Inc.(x)	13,977	493,388
Hardinge, Inc.	3,533	39,322
Harsco Corp.	37,845	375,801
Hillenbrand, Inc.	28,510	902,056
Hurco Cos., Inc.	2,302	64,617
Hyster-Yale Materials Handling, Inc.	4,537	272,810
John Bean Technologies Corp.	13,831	975,777
Joy Global, Inc.	46,431	1,287,996
Kadant, Inc.	5,065	263,937
Kennametal, Inc.	37,178	1,078,906
Lindsay Corp.(x)	5,118	378,630
Lydall, Inc.*	7,810	399,325
Manitowoc Co., Inc.	59,703	285,977
Meritor, Inc.*	37,431	416,607
Milacron Holdings Corp.(x)*	8,289	132,292
Miller Industries, Inc.	3,914	89,200
Mueller Industries, Inc.	27,088	878,193
Mueller Water Products, Inc., Class A	72,699	912,372
Navistar International Corp.*	23,358	534,665
NN, Inc.	9,450	172,463
Omega Flex, Inc.	1,044	40,257
Proto Labs, Inc.(x)*	11,378	681,656
RBC Bearings, Inc.*	10,967	838,756
Rexnord Corp.*	42,115	901,682
SPX Corp.*	19,178	386,245
SPX FLOW, Inc.*	16,254	502,574
Standex International Corp.	6,602	613,128
Sun Hydraulics Corp.	11,162	360,198
Supreme Industries, Inc., Class A	4,270	82,411
Tennant Co.	9,305	602,964
Titan International, Inc.	14,671	148,471
TriMas Corp.*	22,569	420,009
Wabash National Corp.(x)*	30,996	441,383
Watts Water Technologies, Inc., Class A	13,043	845,708
Woodward, Inc.	24,662	1,540,883

		28,624,407

Marine (0.1%)
Costamare, Inc.	11,829	108,117
Matson, Inc.	20,441	815,187
Scorpio Bulkers, Inc.*	18,754	64,889

		988,193

Professional Services (1.2%)
Acacia Research Corp.	18,363	119,727
Advisory Board Co.*	20,841	932,426
Barrett Business Services, Inc.	2,339	116,038
CBIZ, Inc.*	24,190	270,686
CEB, Inc.	15,739	857,303
Cogint, Inc.(x)*	4,826	24,564
CRA International, Inc.*	2,841	75,542
Exponent, Inc.	11,905	607,869
Franklin Covey Co.*	3,356	59,770
FTI Consulting, Inc.*	21,010	936,206
GP Strategies Corp.*	4,203	103,478
Heidrick & Struggles International, Inc.	6,147	114,027
Hill International, Inc.*	13,578	62,595
Huron Consulting Group, Inc.*	10,693	639,014
ICF International, Inc.*	8,476	375,656
Insperity, Inc.	7,255	527,003
Kelly Services, Inc., Class A	14,139	271,752
Kforce, Inc.	8,431	172,751
Korn/Ferry International	26,631	559,251
Mistras Group, Inc.*	6,531	153,283
Navigant Consulting, Inc.*	22,546	455,880
On Assignment, Inc.*	23,950	869,146
Resources Connection, Inc.	18,782	280,603
RPX Corp.*	24,858	265,732
TriNet Group, Inc.*	20,180	436,493
TrueBlue, Inc.*	20,936	474,410
WageWorks, Inc.*	17,069	1,039,673

		10,800,878

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.4%)
ArcBest Corp.	7,853	$149,364
Celadon Group, Inc.	10,007	87,461
Covenant Transportation Group, Inc., Class A*	4,304	83,196
Heartland Express, Inc.(x)	24,311	458,992
Knight Transportation, Inc.	31,161	894,008
Marten Transport Ltd.	8,298	174,258
P.A.M. Transportation Services, Inc.*	1,132	22,663
Roadrunner Transportation Systems, Inc.*	9,252	73,831
Saia, Inc.*	12,602	377,556
Swift Transportation Co.(x)*	35,350	758,965
Universal Logistics Holdings, Inc.	2,597	34,852
USA Truck, Inc.*	2,921	29,911
Werner Enterprises, Inc.	22,345	519,968
YRC Worldwide, Inc.*	11,524	141,976

		3,807,001

Trading Companies & Distributors (0.9%)
Aircastle Ltd.	24,293	482,459
Applied Industrial Technologies, Inc.	17,955	839,217
Beacon Roofing Supply, Inc.*	27,143	1,141,905
BMC Stock Holdings, Inc.*	26,054	461,937
CAI International, Inc.*	5,544	45,849
DXP Enterprises, Inc.*	4,204	118,511
GATX Corp.(x)	19,259	857,988
GMS, Inc.*	5,564	123,688
H&E Equipment Services, Inc.	14,785	247,797
Kaman Corp.	13,578	596,346
Lawson Products, Inc.*	1,843	32,676
MRC Global, Inc.*	46,685	767,035
Neff Corp., Class A*	4,303	40,879
NOW, Inc.*	50,291	1,077,735
Real Industry, Inc.(x)*	8,847	54,144
Rush Enterprises, Inc., Class A*	14,307	350,235
Rush Enterprises, Inc., Class B*	1,763	42,859
SiteOne Landscape Supply, Inc.*	5,632	202,358
Textainer Group Holdings Ltd.	6,817	51,059
Titan Machinery, Inc.*	6,212	64,605
Triton International Ltd.	18,218	240,295
Univar, Inc.*	20,269	442,878
Veritiv Corp.*	3,440	172,585
Willis Lease Finance Corp.*	1,410	33,516

		8,488,556

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	28,731	385,857

Total Industrials		115,326,852

Information Technology (16.4%)
Communications Equipment (1.7%)
ADTRAN, Inc.	25,878	495,305
Aerohive Networks, Inc.*	8,036	48,939
Applied Optoelectronics, Inc.*	5,928	131,661
Bel Fuse, Inc., Class B	3,185	76,886
Black Box Corp.	5,983	83,164
CalAmp Corp.*	17,418	242,981
Calix, Inc.*	13,618	100,092
Ciena Corp.*	64,789	1,412,409
Clearfield, Inc.(x)*	3,849	72,361
Comtech Telecommunications Corp.	8,254	105,734
Digi International, Inc.*	9,000	102,600
Emcore Corp.	6,402	36,491
Extreme Networks, Inc.*	33,961	152,485
Finisar Corp.*	50,305	1,499,089
Harmonic, Inc.*	25,903	153,605
Infinera Corp.*	65,504	591,501
InterDigital, Inc.	16,416	1,300,147
Ixia*	31,804	397,550
KVH Industries, Inc.*	6,477	57,062
Lumentum Holdings, Inc.*	23,747	991,912
NETGEAR, Inc.*	15,582	942,555
NetScout Systems, Inc.*	43,430	1,270,328
Oclaro, Inc.*	50,343	430,433
Plantronics, Inc.	16,240	843,830
ShoreTel, Inc.*	27,444	219,552
Silicom Ltd.	1,827	75,638
Sonus Networks, Inc.*	19,525	151,905
Ubiquiti Networks, Inc.(x)*	12,620	675,170
ViaSat, Inc.*	20,458	1,527,190
Viavi Solutions, Inc.*	110,416	815,974

		15,004,549

Electronic Equipment, Instruments & Components (2.5%)
Agilysys, Inc.*	5,283	58,747
Anixter International, Inc.*	14,403	928,994
AVX Corp.	22,564	311,158
Badger Meter, Inc.	14,136	473,697
Belden, Inc.	20,268	1,398,289
Benchmark Electronics, Inc.*	24,187	603,466
Coherent, Inc.*	11,443	1,264,909
Control4 Corp.*	7,491	91,989
CTS Corp.	14,715	273,699
Daktronics, Inc.	12,553	119,756
DTS, Inc.	8,336	354,613
Electro Scientific Industries, Inc.*	8,435	47,573
ePlus, Inc.*	2,944	277,943
Fabrinet*	16,282	726,014
FARO Technologies, Inc.*	8,136	292,489
II-VI, Inc.*	28,253	687,395
Insight Enterprises, Inc.*	18,073	588,276
InvenSense, Inc.(x)*	40,311	299,108
Itron, Inc.*	16,551	922,884
Kimball Electronics, Inc.*	10,504	145,585
Knowles Corp.*	42,056	590,887
Littelfuse, Inc.	10,472	1,348,898
Maxwell Technologies, Inc.*	10,121	52,224
Mesa Laboratories, Inc.	1,407	160,905
Methode Electronics, Inc.	17,207	601,729
MTS Systems Corp.	8,169	376,019
Novanta, Inc.*	15,499	268,908
OSI Systems, Inc.*	8,811	576,063
Park Electrochemical Corp.	7,193	124,942
PC Connection, Inc.	4,519	119,392
Plexus Corp.*	16,550	774,209
RadiSys Corp.*	11,796	63,050
Rofin-Sinar Technologies, Inc.*	13,779	443,408
Rogers Corp.*	9,126	557,416
Sanmina Corp.*	36,578	1,041,376
ScanSource, Inc.*	13,165	480,523
SYNNEX Corp.	13,767	1,570,953
Systemax, Inc.	5,554	43,988
Tech Data Corp.*	16,931	1,434,225
TTM Technologies, Inc.*	33,858	387,674
Universal Display Corp.*	19,884	1,103,761
Vishay Intertechnology, Inc.	64,886	914,244
Vishay Precision Group, Inc.*	4,380	70,211

		22,971,589

Internet Software & Services (2.3%)
2U, Inc.*	17,338	663,872
Alarm.com Holdings, Inc.(x)*	5,158	148,860
Amber Road, Inc.*	6,001	57,910

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Angie’s List, Inc.(x)*	14,756	$146,232
Apigee Corp.(x)*	5,086	88,496
Appfolio, Inc., Class A(x)*	2,889	56,162
Autobytel, Inc.*	2,785	49,573
Bankrate, Inc.*	27,888	236,490
Bazaarvoice, Inc.*	27,655	163,441
Benefitfocus, Inc.(x)*	6,057	241,795
Blucora, Inc.*	13,734	153,821
Box, Inc., Class A(x)*	22,968	361,976
Brightcove, Inc.*	10,351	135,081
Carbonite, Inc.(x)*	6,703	102,958
Care.com, Inc.*	3,478	34,641
ChannelAdvisor Corp.*	7,836	101,319
Cimpress N.V.(x)*	11,858	1,199,792
comScore, Inc.*	23,397	717,352
Cornerstone OnDemand, Inc.*	24,449	1,123,432
Cvent, Inc.*	14,239	451,519
DHI Group, Inc.*	16,822	132,726
EarthLink Holdings Corp.	50,940	315,828
Endurance International Group Holdings, Inc.(x)*	28,688	251,020
Envestnet, Inc.*	19,428	708,151
Everyday Health, Inc.*	9,382	72,148
Five9, Inc.*	16,594	260,194
Global Sources Ltd.*	2,507	21,259
Gogo, Inc.(x)*	29,668	327,535
GrubHub, Inc.*	37,878	1,628,375
GTT Communications, Inc.*	12,234	287,866
Hortonworks, Inc.(x)*	19,403	162,015
inContact, Inc.*	32,098	448,730
Instructure, Inc.(x)*	4,682	118,782
Intralinks Holdings, Inc.*	17,078	171,805
j2 Global, Inc.	22,269	1,483,338
Limelight Networks, Inc.*	20,536	38,402
Liquidity Services, Inc.*	8,605	96,720
LivePerson, Inc.*	17,389	146,241
LogMeIn, Inc.	12,656	1,143,976
Marchex, Inc., Class B*	11,213	31,060
MeetMe, Inc.*	13,842	85,820
MINDBODY, Inc., Class A(x)*	9,108	179,063
Monster Worldwide, Inc.*	44,965	162,324
New Relic, Inc.*	10,345	396,420
NIC, Inc.	31,945	750,708
Numerex Corp., Class A*	4,088	31,805
Q2 Holdings, Inc.*	12,079	346,184
QuinStreet, Inc.*	11,317	34,177
Quotient Technology, Inc.(x)*	29,896	397,916
RealNetworks, Inc.*	11,208	49,988
Reis, Inc.	3,234	66,168
RetailMeNot, Inc.*	13,335	131,883
Rightside Group Ltd.(x)*	3,582	32,596
Shutterstock, Inc.(x)*	9,260	589,862
SPS Commerce, Inc.*	8,700	638,667
Stamps.com, Inc.(x)*	7,408	700,130
TechTarget, Inc.*	5,516	44,459
TrueCar, Inc.*	23,461	221,472
Web.com Group, Inc.*	20,226	349,303
WebMD Health Corp.*	17,999	894,550
Xactly Corp.*	7,751	114,095
XO Group, Inc.*	9,648	186,496

		20,484,979

IT Services (1.9%)
Acxiom Corp.*	37,482	998,895
ALJ Regional Holdings, Inc.(x)*	6,329	29,746
Blackhawk Network Holdings, Inc.*	26,411	796,820
CACI International, Inc., Class A*	11,522	1,162,570
Cardtronics plc, Class A*	21,350	952,210
Cass Information Systems, Inc.	5,910	334,802
Convergys Corp.	42,873	1,304,197
CSG Systems International, Inc.	16,262	672,108
Datalink Corp.*	6,799	72,137
EPAM Systems, Inc.*	23,296	1,614,645
EVERTEC, Inc.	33,693	565,369
ExlService Holdings, Inc.*	16,060	800,430
Forrester Research, Inc.	5,070	197,223
Hackett Group, Inc.	8,110	133,977
Information Services Group, Inc.*	10,428	41,608
Lionbridge Technologies, Inc.*	21,863	109,315
ManTech International Corp., Class A	12,182	459,140
MAXIMUS, Inc.	30,432	1,721,233
MoneyGram International, Inc.*	10,361	73,563
NCI, Inc., Class A	1,963	22,712
NeuStar, Inc., Class A(x)*	12,713	338,039
Perficient, Inc.*	16,713	336,767
PFSweb, Inc.*	4,135	36,926
Planet Payment, Inc.(x)*	14,284	52,994
Science Applications International Corp.	20,399	1,415,079
ServiceSource International, Inc.*	21,470	104,774
Sykes Enterprises, Inc.*	20,292	570,814
Syntel, Inc.*	16,267	681,750
TeleTech Holdings, Inc.	7,828	226,934
Travelport Worldwide Ltd.	54,602	820,668
Unisys Corp.(x)*	23,949	233,263
Virtusa Corp.*	14,502	357,909

		17,238,617

Semiconductors & Semiconductor Equipment (3.4%)
Acacia Communications, Inc.(x)*	2,436	251,590
Advanced Energy Industries, Inc.*	19,042	901,067
Advanced Micro Devices, Inc.*	352,651	2,436,819
Alpha & Omega Semiconductor Ltd.*	6,100	132,492
Ambarella, Inc.(x)*	15,348	1,129,766
Amkor Technology, Inc.*	47,878	465,374
Applied Micro Circuits Corp.*	35,880	249,366
Axcelis Technologies, Inc.*	10,003	132,840
Brooks Automation, Inc.	33,350	453,894
Cabot Microelectronics Corp.	11,089	586,719
Cavium, Inc.*	31,406	1,827,830
CEVA, Inc.*	8,607	301,847
Cirrus Logic, Inc.*	30,203	1,605,289
Cohu, Inc.	9,234	108,407
Diodes, Inc.*	19,572	417,666
DSP Group, Inc.*	7,707	92,561
Entegris, Inc.*	69,628	1,212,920
Exar Corp.*	14,140	131,643
FormFactor, Inc.*	31,543	342,242
GigPeak, Inc.(x)*	15,580	36,613
Impinj, Inc.*	1,877	70,237
Inphi Corp.*	18,511	805,414
Integrated Device Technology, Inc.*	65,652	1,516,561
Intersil Corp., Class A	63,836	1,399,923
IXYS Corp.	8,807	106,124
Kopin Corp.*	22,178	48,348
Lattice Semiconductor Corp.*	55,275	358,735
MACOM Technology Solutions Holdings, Inc.*	11,007	466,036
MaxLinear, Inc., Class A*	26,144	529,939
Microsemi Corp.#*	53,369	2,240,432
MKS Instruments, Inc.	25,172	1,251,804
Monolithic Power Systems, Inc.	18,392	1,480,556

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nanometrics, Inc.*	9,177	$205,014
NeoPhotonics Corp.*	10,233	167,207
NVE Corp.	1,706	100,552
PDF Solutions, Inc.*	10,285	186,878
Photronics, Inc.*	29,585	305,021
Power Integrations, Inc.	13,966	880,277
Rambus, Inc.*	52,370	654,625
Rudolph Technologies, Inc.*	12,859	228,119
Semtech Corp.*	30,481	845,238
Sigma Designs, Inc.*	12,627	98,364
Silicon Laboratories, Inc.*	20,048	1,178,822
Synaptics, Inc.*	17,112	1,002,421
Tessera Technologies, Inc.	23,094	887,733
Ultra Clean Holdings, Inc.*	11,416	84,593
Ultratech, Inc.*	11,084	255,819
Veeco Instruments, Inc.*	21,603	424,067
Xcerra Corp.*	19,028	115,310

		30,711,114

Software (4.0%)
8x8, Inc.*	41,758	644,326
A10 Networks, Inc.*	14,756	157,742
ACI Worldwide, Inc.*	54,921	1,064,369
American Software, Inc., Class A	8,624	95,726
Aspen Technology, Inc.*	40,031	1,873,050
AVG Technologies N.V.(x)*	20,806	520,358
Barracuda Networks, Inc.*	10,514	267,897
Blackbaud, Inc.	21,907	1,453,310
Bottomline Technologies de, Inc.*	19,455	453,496
BroadSoft, Inc.*	13,889	646,533
Callidus Software, Inc.*	28,560	524,076
CommVault Systems, Inc.*	19,117	1,015,686
Digimarc Corp.*	3,208	123,027
Ebix, Inc.(x)	11,668	663,326
Ellie Mae, Inc.*	15,237	1,604,456
EnerNOC, Inc.(x)*	9,589	51,876
Epiq Systems, Inc.	12,393	204,361
Exa Corp.*	4,498	72,193
Fair Isaac Corp.	14,521	1,809,171
Fleetmatics Group plc*	18,725	1,123,126
Gigamon, Inc.*	14,733	807,368
Globant S.A.(x)*	12,127	510,789
Glu Mobile, Inc.(x)*	52,086	116,673
Guidance Software, Inc.*	6,702	39,944
HubSpot, Inc.*	13,598	783,517
Imperva, Inc.*	13,323	715,578
Infoblox, Inc.*	27,475	724,516
Interactive Intelligence Group, Inc.*	9,346	562,068
Jive Software, Inc.*	19,077	81,268
Mentor Graphics Corp.	50,552	1,336,595
MicroStrategy, Inc., Class A*	4,429	741,592
Mitek Systems, Inc.*	9,920	82,237
MobileIron, Inc.*	13,667	37,584
Model N, Inc.*	7,677	85,291
Monotype Imaging Holdings, Inc.	20,762	459,048
Park City Group, Inc.(x)*	3,650	43,070
Paycom Software, Inc.(x)*	20,742	1,039,796
Paylocity Holding Corp.(x)*	9,407	418,235
Pegasystems, Inc.	17,751	523,477
Progress Software Corp.*	23,697	644,558
Proofpoint, Inc.*	19,570	1,464,815
PROS Holdings, Inc.*	12,287	277,809
QAD, Inc., Class A	3,620	81,016
Qualys, Inc.*	12,939	494,140
Rapid7, Inc.(x)*	12,277	216,689
RealPage, Inc.*	27,028	694,620
RingCentral, Inc., Class A*	27,584	652,637
Rosetta Stone, Inc.*	6,210	52,661
Rubicon Project, Inc.*	16,012	132,579
Sapiens International Corp. N.V.	9,781	124,903
SecureWorks Corp., Class A(x)*	4,296	53,743
Silver Spring Networks, Inc.*	17,261	244,761
Synchronoss Technologies, Inc.*	20,117	828,418
Take-Two Interactive Software, Inc.*	40,243	1,814,154
Tangoe, Inc.*	12,031	99,256
Telenav, Inc.*	10,289	58,956
TiVo Corp.*	59,562	1,160,268
TubeMogul, Inc.(x)*	9,988	93,588
Varonis Systems, Inc.*	4,740	142,674
VASCO Data Security International, Inc.*	14,064	247,667
Verint Systems, Inc.*	30,097	1,132,550
VirnetX Holding Corp.(x)*	16,381	50,126
Workiva, Inc.(x)*	9,628	174,556
Zendesk, Inc.*	38,343	1,177,514
Zix Corp.*	18,381	75,362

		35,666,771

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.(x)*	50,587	908,037
Avid Technology, Inc.*	11,613	92,207
CPI Card Group, Inc.(x)	5,968	36,047
Cray, Inc.*	19,406	456,817
Diebold, Inc.	32,416	803,593
Eastman Kodak Co.*	8,384	125,760
Electronics for Imaging, Inc.*	22,280	1,089,937
Immersion Corp.(x)*	9,249	75,472
Nimble Storage, Inc.(x)*	28,429	251,028
Pure Storage, Inc., Class A*	31,209	422,882
Silicon Graphics International Corp.*	11,216	86,363
Stratasys Ltd.(x)*	23,589	568,259
Super Micro Computer, Inc.*	18,056	421,969
USA Technologies, Inc.(x)*	11,983	67,165

		5,405,536

Total Information Technology		147,483,155

Materials (4.2%)
Chemicals (2.2%)
A. Schulman, Inc.	13,596	395,916
AgroFresh Solutions, Inc.(x)*	6,864	36,311
American Vanguard Corp.	9,769	156,890
Balchem Corp.	15,498	1,201,560
Calgon Carbon Corp.	24,528	372,090
Chase Corp.	2,744	189,665
Chemtura Corp.*	31,875	1,045,819
Chermours Co.	86,308	1,380,928
Codexis, Inc.*	10,902	48,405
Ferro Corp.*	41,798	577,230
Flotek Industries, Inc.(x)*	24,574	357,306
FutureFuel Corp.	8,462	95,451
GCP Applied Technologies, Inc.*	33,362	944,812
H.B. Fuller Co.	23,524	1,093,160
Hawkins, Inc.	3,292	142,642
Ingevity Corp.*	20,119	927,486
Innophos Holdings, Inc.	10,476	408,878
Innospec, Inc.	11,128	676,694
KMG Chemicals, Inc.	3,013	85,358
Koppers Holdings, Inc.*	9,671	311,213
Kraton Corp.*	15,462	541,788
Kronos Worldwide, Inc.	14,884	123,388
LSB Industries, Inc.(x)*	7,189	61,682
Minerals Technologies, Inc.	16,877	1,193,035
Olin Corp.	79,811	1,637,722
OMNOVA Solutions, Inc.*	13,488	113,839

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PolyOne Corp.	40,147	$1,357,370
Quaker Chemical Corp.	6,072	643,207
Rayonier Advanced Materials, Inc.	19,820	264,993
Sensient Technologies Corp.	21,175	1,605,065
Stepan Co.	9,194	668,036
TerraVia Holdings, Inc.(x)*	28,916	79,519
Trecora Resources*	7,352	83,960
Tredegar Corp.	9,700	180,323
Trinseo S.A.	13,568	767,406
Tronox Ltd., Class A(x)	29,583	277,193
Valhi, Inc.	7,850	18,055

		20,064,395

Construction Materials (0.2%)
Headwaters, Inc.*	37,464	633,891
Summit Materials, Inc., Class A*	35,681	661,882
U.S. Concrete, Inc.*	6,917	318,632
United States Lime & Minerals, Inc.	696	45,936

		1,660,341

Containers & Packaging (0.1%)
AEP Industries, Inc.	1,369	149,728
Greif, Inc., Class A	13,178	653,496
Greif, Inc., Class B(x)	2,550	154,505
Multi Packaging Solutions International Ltd.*	11,965	172,415
Myers Industries, Inc.	6,838	88,826
UFP Technologies, Inc.*	2,013	53,345

		1,272,315

Metals & Mining (1.1%)
AK Steel Holding Corp.(x)*	111,292	537,540
Allegheny Technologies, Inc.(x)	51,089	923,178
Ampco-Pittsburgh Corp.	2,641	29,289
Carpenter Technology Corp.	23,006	949,228
Century Aluminum Co.*	26,906	186,997
Cliffs Natural Resources, Inc.(x)*	96,603	565,128
Coeur Mining, Inc.*	74,892	885,972
Commercial Metals Co.	56,468	914,217
Ferroglobe plc	34,009	307,101
Gold Resource Corp.	16,410	121,762
Handy & Harman Ltd.*	979	20,598
Haynes International, Inc.	4,863	180,466
Hecla Mining Co.(x)	177,048	1,009,174
Kaiser Aluminum Corp.	8,046	695,899
Materion Corp.	10,236	314,348
Olympic Steel, Inc.	3,182	70,322
Ryerson Holding Corp.*	4,397	49,642
Schnitzer Steel Industries, Inc., Class A	9,384	196,126
Stillwater Mining Co.*	57,362	766,356
SunCoke Energy, Inc.	21,491	172,358
TimkenSteel Corp.(x)*	13,167	137,595
Worthington Industries, Inc.	22,078	1,060,405

		10,093,701

Paper & Forest Products (0.6%)
Boise Cascade Co.*	20,489	520,421
Clearwater Paper Corp.*	8,005	517,683
Deltic Timber Corp.	5,046	341,766
KapStone Paper and Packaging Corp.	42,550	805,045
Louisiana-Pacific Corp.*	67,648	1,273,811
Neenah Paper, Inc.	8,050	636,031
P.H. Glatfelter Co.	20,417	442,641
Schweitzer-Mauduit International, Inc.	15,660	603,850

		5,141,248

Total Materials		38,232,000

Real Estate (7.4%)
Equity Real Estate Investment Trusts (REITs) (6.9%)
Acadia Realty Trust (REIT)	36,070	1,307,177
Agree Realty Corp. (REIT)	10,681	528,069
Alexander’s, Inc. (REIT)	1,067	447,713
American Assets Trust, Inc. (REIT)	19,660	852,851
Armada Hoffler Properties, Inc. (REIT)	13,216	177,094
Ashford Hospitality Prime, Inc. (REIT)	13,864	195,482
Ashford Hospitality Trust, Inc. (REIT)	39,402	232,078
Bluerock Residential Growth REIT, Inc. (REIT)(x)	7,398	96,174
CareTrust REIT, Inc. (REIT)	28,141	415,924
CatchMark Timber Trust, Inc. (REIT), Class A	13,803	161,357
CBL & Associates Properties, Inc. (REIT)	79,314	962,872
Cedar Realty Trust, Inc. (REIT)	39,509	284,465
Chatham Lodging Trust (REIT)	18,441	354,989
Chesapeake Lodging Trust (REIT)	30,061	688,397
City Office REIT, Inc. (REIT)(x)	8,818	112,253
Colony Starwood Homes (REIT)(x)	30,661	879,971
Community Healthcare Trust, Inc. (REIT)	4,781	104,800
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	5,914	173,458
CoreSite Realty Corp. (REIT)	15,917	1,178,495
Cousins Properties, Inc. (REIT)	102,160	1,066,550
DiamondRock Hospitality Co. (REIT)	99,998	909,982
DuPont Fabros Technology, Inc. (REIT)	35,310	1,456,538
Easterly Government Properties, Inc. (REIT)	14,082	268,685
EastGroup Properties, Inc. (REIT)	15,053	1,107,299
Education Realty Trust, Inc. (REIT)	32,871	1,418,055
Farmland Partners, Inc. (REIT)(x)	3,928	43,994
FelCor Lodging Trust, Inc. (REIT)	64,295	413,417
First Industrial Realty Trust, Inc. (REIT)	55,206	1,557,912
First Potomac Realty Trust (REIT)	33,206	303,835
Four Corners Property Trust, Inc. (REIT)	18,025	384,473
Franklin Street Properties Corp. (REIT)	44,548	561,305
Geo Group, Inc. (REIT)(x)	36,637	871,228
Getty Realty Corp. (REIT)	11,448	273,951
Gladstone Commercial Corp. (REIT)	8,171	152,226
Global Net Lease, Inc. (REIT)	79,842	651,511
Government Properties Income Trust (REIT)(x)	29,212	660,775
Gramercy Property Trust (REIT)	203,453	1,961,286
Healthcare Realty Trust, Inc. (REIT)	52,838	1,799,661
Hersha Hospitality Trust (REIT)	22,648	408,117
Hudson Pacific Properties, Inc. (REIT)	43,782	1,439,114
Independence Realty Trust, Inc. (REIT)	19,151	172,359
InfraREIT, Inc. (REIT)	18,566	336,787
Investors Real Estate Trust (REIT)	63,156	375,778
iStar, Inc. (REIT)*	36,831	395,197
Kite Realty Group Trust (REIT)	40,062	1,110,519
LaSalle Hotel Properties (REIT)	51,474	1,228,684
Lexington Realty Trust (REIT)	106,727	1,099,288

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
LTC Properties, Inc. (REIT)	18,706	$972,525
Mack-Cali Realty Corp. (REIT)	42,989	1,170,161
Medical Properties Trust, Inc. (REIT)	113,213	1,672,155
Monmouth Real Estate Investment Corp. (REIT)	31,078	443,483
Monogram Residential Trust, Inc. (REIT)	81,242	864,415
National Health Investors, Inc. (REIT)	17,678	1,387,369
National Storage Affiliates Trust (REIT)	15,172	317,702
New Senior Investment Group, Inc. (REIT)	35,803	413,167
New York REIT, Inc. (REIT)	80,272	734,489
NexPoint Residential Trust, Inc. (REIT)	7,465	146,762
NorthStar Realty Europe Corp. (REIT)	27,511	301,245
One Liberty Properties, Inc. (REIT)	5,362	129,546
Parkway Properties, Inc. (REIT)	40,642	691,320
Pebblebrook Hotel Trust (REIT)(x)	33,966	903,496
Pennsylvania Real Estate Investment Trust (REIT)	33,134	763,076
Physicians Realty Trust (REIT)	63,718	1,372,486
Potlatch Corp. (REIT)	19,534	759,677
Preferred Apartment Communities, Inc. (REIT), Class A	8,326	112,484
PS Business Parks, Inc. (REIT)	9,353	1,062,220
QTS Realty Trust, Inc. (REIT), Class A	22,151	1,170,680
RAIT Financial Trust (REIT)	45,272	153,019
Ramco-Gershenson Properties Trust (REIT)	37,305	699,096
Retail Opportunity Investments Corp. (REIT)	50,870	1,117,105
Rexford Industrial Realty, Inc. (REIT)	30,810	705,241
RLJ Lodging Trust (REIT)	57,888	1,217,385
Ryman Hospitality Properties, Inc. (REIT)	21,356	1,028,505
Sabra Health Care REIT, Inc. (REIT)	30,734	773,882
Saul Centers, Inc. (REIT)	4,604	306,626
Select Income REIT (REIT)	30,602	823,194
Seritage Growth Properties (REIT), Class A(x)	11,738	594,882
Silver Bay Realty Trust Corp. (REIT)	18,612	326,268
STAG Industrial, Inc. (REIT)	31,411	769,884
Summit Hotel Properties, Inc. (REIT)	42,421	558,260
Sunstone Hotel Investors, Inc. (REIT)	104,054	1,330,851
Terreno Realty Corp. (REIT)	21,007	577,903
Tier REIT, Inc. (REIT)	22,175	342,382
UMH Properties, Inc. (REIT)	9,005	107,340
Universal Health Realty Income Trust (REIT)	4,216	265,692
Urban Edge Properties (REIT)	43,383	1,220,798
Urstadt Biddle Properties, Inc. (REIT), Class A	11,545	256,530
Washington Prime Group, Inc. (REIT)	87,298	1,080,749
Washington Real Estate Investment Trust (REIT)	34,801	1,083,007
Whitestone REIT (REIT)	11,069	153,638
Xenia Hotels & Resorts, Inc. (REIT)	51,427	780,662

		63,243,502

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	23,605	906,905
Altisource Portfolio Solutions S.A.(x)*	5,631	182,444
AV Homes, Inc.(x)*	4,992	83,067
Consolidated-Tomoka Land Co.(x)	1,647	84,310
Forestar Group, Inc.(x)*	13,624	159,537
FRP Holdings, Inc.*	2,581	80,192
HFF, Inc., Class A	18,492	512,043
Kennedy-Wilson Holdings, Inc.	41,548	936,908
Marcus & Millichap, Inc.*	7,216	188,698
RE/MAX Holdings, Inc., Class A	8,456	370,204
RMR Group, Inc., Class A	3,527	133,814
St. Joe Co.*	13,195	242,524
Stratus Properties, Inc.(x)*	2,002	48,849
Tejon Ranch Co.*	5,881	143,026
Trinity Place Holdings, Inc.(x)*	6,698	65,506

		4,138,027

Total Real Estate		67,381,529

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	5,495	357,395
Cincinnati Bell, Inc.*	100,078	408,318
Cogent Communications Holdings, Inc.	19,683	724,530
Consolidated Communications Holdings, Inc.(x)	25,196	635,947
FairPoint Communications, Inc.*	9,808	147,414
General Communication, Inc., Class A*	15,475	212,781
Globalstar, Inc.(x)*	177,612	214,911
Hawaiian Telcom Holdco, Inc.*	5,364	120,100
IDT Corp., Class B	5,712	98,475
Inteliquent, Inc.	15,816	255,270
Intelsat S.A.(x)*	10,223	27,704
Iridium Communications, Inc.(x)*	44,074	357,440
Lumos Networks Corp.*	6,634	92,876
ORBCOMM, Inc.*	29,796	305,409
pdvWireless, Inc.(x)*	3,375	77,288
Straight Path Communications, Inc., Class B(x)*	2,973	76,139
Vonage Holdings Corp.*	89,739	593,175
Windstream Holdings, Inc.(x)	46,873	471,074

		5,176,246

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	13,047	134,123
NII Holdings, Inc.*	17,594	58,588
Shenandoah Telecommunications Co.	21,981	598,104
Spok Holdings, Inc.	7,492	133,507

		924,322

Total Telecommunication Services		6,100,568

Utilities (3.4%)
Electric Utilities (1.0%)
ALLETE, Inc.	23,108	1,377,699
El Paso Electric Co.	19,209	898,405
Empire District Electric Co.	21,801	744,286
Genie Energy Ltd., Class B(x)*	4,318	25,476
IDACORP, Inc.	23,781	1,861,578
MGE Energy, Inc.	16,291	920,604
Otter Tail Corp.	18,592	643,097
PNM Resources, Inc.	37,970	1,242,378
Portland General Electric Co.	42,912	1,827,622

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Spark Energy, Inc., Class A(x)	3,167	$92,255

		9,633,400

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	6,680	407,881
Delta Natural Gas Co., Inc.(x)	1,984	47,318
New Jersey Resources Corp.	40,057	1,316,273
Northwest Natural Gas Co.	12,539	753,719
ONE Gas, Inc.	24,707	1,527,881
South Jersey Industries, Inc.	37,658	1,112,794
Southwest Gas Corp.	22,153	1,547,609
Spire, Inc.	21,260	1,355,112
WGL Holdings, Inc.	23,501	1,473,513

		9,542,100

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.	43,636	107,781
Atlantica Yield plc(x)	26,833	510,095
Dynegy, Inc.*	55,223	684,212
NRG Yield, Inc., Class A	16,124	263,144
NRG Yield, Inc., Class C(x)	30,149	511,327
Ormat Technologies, Inc.	18,246	883,288
Pattern Energy Group, Inc.	28,644	644,204
Talen Energy Corp.*	40,410	559,679
TerraForm Global, Inc., Class A	36,150	148,577
TerraForm Power, Inc., Class A*	41,047	570,964
Vivint Solar, Inc.(x)*	18,523	58,533

		4,941,804

Multi-Utilities (0.5%)
Avista Corp.	30,204	1,262,225
Black Hills Corp.	24,463	1,497,625
NorthWestern Corp.	22,964	1,321,119
Unitil Corp.	6,556	256,077

		4,337,046

Water Utilities (0.3%)
American States Water Co.	17,211	689,300
Artesian Resources Corp., Class A	2,644	75,460
California Water Service Group	23,087	740,861
Connecticut Water Service, Inc.	4,567	227,117
Consolidated Water Co., Ltd.	4,989	57,972
Global Water Resources, Inc.(x)	2,444	19,576
Middlesex Water Co.	7,336	258,521
SJW Corp.	6,717	293,399
York Water Co.	5,157	152,957

		2,515,163

Total Utilities		30,969,513

Total Common Stocks (90.3%) (Cost $670,569,794)		817,568,778

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc. (Contingent Value Shares)(b)(x)*†	15,200	912
Dyax Corp. (Contingent Value Shares)(b)*†	69,052	57,486

		58,398

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	3,800	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	5,500	2,475

		2,475

Total Health Care		60,873

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	21,501	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	23,247	52,306

Total Telecommunication Services		52,306

Total Rights (0.0%) (Cost $—)		113,179

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	2,251,760	2,251,760

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.6%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $5,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $5,100,001.(xx)	$5,000,000	$5,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $8,700,508, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $8,874,000.(xx)	8,700,000	8,700,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $7,400,308, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $7,548,005.(xx)	7,400,000	7,400,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,673,725, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,707,138.(xx)	1,673,662	1,673,662
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $9,000,353, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $9,180,097.(xx)	9,000,000	9,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $9,000,488, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $9,180,498.(xx)	9,000,000	9,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $5,100,213.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $3,000,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $3,060,000.(xx)	3,000,000	3,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $4,300,125, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $4,386,000.(xx)	4,300,000	4,300,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $6,050,247, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $6,171,000.(xx)	6,050,000	6,050,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $6,000,325, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $6,120,123.(xx)	6,000,000	6,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $5,000,192, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $5,100,103.(xx)	5,000,000	5,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $2,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $2,040,001.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $5,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $5,100,001.(xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		77,123,662

Total Short-Term Investments (8.8%) (Cost $79,375,422)		79,375,422

Total Investments (99.1%) (Cost $749,945,216)		897,057,379
Other Assets Less Liabilities (0.9%)		7,868,111

Net Assets (100%)		$904,925,490

*	Non-income producing.

†	Securities (totaling $898,393 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $293,860.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $75,209,436. This was secured by collateral of $77,123,662 which was received as cash and subsequently invested in short-term investments currently valued at $77,123,662, as reported in the Portfolio of Investments, and $395,421 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/16-2/15/46.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$38,523	$—	$—	$42,661	$—	$—
PennyMac Mortgage Investment Trust (REIT)	210,435	147,950	—	358,403	17,293	—

	$248,958	$147,950	$—	$401,064	$17,293	$—

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	700	December-16	$87,751,953	$87,381,000	$(370,953)

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$103,018,488	$—	$—		$103,018,488
Consumer Staples	24,668,545	—	—		24,668,545
Energy	26,465,395	—	—		26,465,395
Financials	142,035,324	—	36,763		142,072,087
Health Care	114,702,899	399,296	748,451		115,850,646
Industrials	115,326,852	—	—		115,326,852
Information Technology	147,483,155	—	—		147,483,155
Materials	38,232,000	—	—		38,232,000
Real Estate	67,381,529	—	—		67,381,529
Telecommunication Services	6,100,568	—	—		6,100,568
Utilities	30,969,513	—	—		30,969,513
Rights
Health Care	—	—	60,873		60,873
Information Technology	—	—	—	(d)	— (d)
Telecommunication Services	—	—	52,306		52,306
Short-Term Investments
Investment Companies	2,251,760	—	—		2,251,760
Repurchase Agreements	—	77,123,662	—		77,123,662

Total Assets	$818,636,028	$77,522,958	$898,393		$897,057,379

Liabilities:
Futures	$(370,953)	$—	$—		$(370,953)

Total Liabilities	$(370,953)	$—	$—		$(370,953)

Total	$818,265,075	$77,522,958	$898,393		$896,686,426

(a)	Securities with a market value of $340,627 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $399,296 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Securities with a market value of $785,214 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,946,344
Aggregate gross unrealized depreciation	(69,328,852)

Net unrealized appreciation	$145,617,492

Federal income tax cost of investments	$751,439,887

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.4%)
Auto Components (1.2%)
Lear Corp.	169,146	$20,503,878
Magna International, Inc.	46,090	1,979,566

		22,483,444

Automobiles (0.2%)
Thor Industries, Inc.	44,716	3,787,445

Hotels, Restaurants & Leisure (0.0%)
Darden Restaurants, Inc.	14,810	908,149

Household Durables (1.2%)
Newell Brands, Inc.	357,949	18,849,594
Tupperware Brands Corp.	33,840	2,212,121

		21,061,715

Media (3.1%)
Comcast Corp., Class A	316,470	20,994,620
Interpublic Group of Cos., Inc.	416,440	9,307,434
Omnicom Group, Inc.	77,660	6,601,100
Scripps Networks Interactive, Inc., Class A	297,070	18,860,974

		55,764,128

Multiline Retail (0.4%)
Dollar General Corp.	99,150	6,939,509

Specialty Retail (0.3%)
GNC Holdings, Inc., Class A	304,720	6,222,382

Total Consumer Discretionary		117,166,772

Consumer Staples (3.0%)
Food & Staples Retailing (2.5%)
CVS Health Corp.	35,582	3,166,442
Kroger Co.	898,712	26,673,772
Walgreens Boots Alliance, Inc.	199,980	16,122,388

		45,962,602

Food Products (0.3%)
Mondelez International, Inc., Class A	139,370	6,118,343

Personal Products (0.2%)
Unilever N.V. (N.Y. Shares)	69,100	3,185,510

Total Consumer Staples		55,266,455

Energy (15.1%)
Energy Equipment & Services (0.9%)
Superior Energy Services, Inc.	934,638	16,730,020

Oil, Gas & Consumable Fuels (14.2%)
Apache Corp.	1,235,070	78,883,921
Devon Energy Corp.	1,357,660	59,886,383
Gulfport Energy Corp.*	1,033,446	29,194,850
Marathon Oil Corp.	3,011,925	47,618,534
Marathon Petroleum Corp.	348,344	14,139,283
Parsley Energy, Inc., Class A*	332,440	11,140,064
Suncor Energy, Inc.	65,390	1,816,534
Valero Energy Corp.	298,602	15,825,906

		258,505,475

Total Energy		275,235,495

Financials (27.8%)
Banks (12.8%)
Bank of America Corp.	1,835,990	28,733,243
Citigroup, Inc.	1,906,724	90,054,574
JPMorgan Chase & Co.	1,342,986	89,429,438
KeyCorp	943,110	11,477,649
Regions Financial Corp.	1,308,126	12,911,204

		232,606,108

Capital Markets (2.1%)
Ameriprise Financial, Inc.	39,130	3,904,000
Morgan Stanley	417,944	13,399,285
Nasdaq, Inc.	313,061	21,144,140

		38,447,425

Consumer Finance (7.5%)
Capital One Financial Corp.	716,256	51,448,668
Discover Financial Services	1,206,586	68,232,438
SLM Corp.*	2,229,278	16,652,707

		136,333,813

Insurance (3.8%)
Genworth Financial, Inc., Class A*	1,539,712	7,636,972
Hartford Financial Services Group, Inc.	415,796	17,804,385
Lincoln National Corp.	285,281	13,402,501
Prudential Financial, Inc.	232,550	18,987,707
XL Group Ltd.	343,585	11,554,764

		69,386,329

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
Starwood Property Trust, Inc. (REIT)	710,460	15,999,559

Thrifts & Mortgage Finance (0.7%)
New York Community Bancorp, Inc.	926,350	13,181,960

Total Financials		505,955,194

Health Care (14.3%)
Biotechnology (2.5%)
Gilead Sciences, Inc.	574,540	45,457,605

Health Care Equipment & Supplies (5.6%)
Baxter International, Inc.	980,240	46,659,424
Medtronic plc	240,540	20,782,656
Zimmer Biomet Holdings, Inc.	274,776	35,726,375

		103,168,455

Pharmaceuticals (6.2%)
Merck & Co., Inc.	666,870	41,619,357
Pfizer, Inc.	2,090,586	70,808,148

		112,427,505

Total Health Care		261,053,565

Industrials (5.3%)
Aerospace & Defense (1.4%)
B/E Aerospace, Inc.	88,300	4,561,578
Boeing Co.	96,980	12,776,145
Huntington Ingalls Industries, Inc.	39,290	6,027,872
Northrop Grumman Corp.	6,780	1,450,581
Raytheon Co.	10,585	1,440,936

		26,257,112

Airlines (0.6%)
American Airlines Group, Inc.	298,080	10,912,709

Construction & Engineering (0.4%)
AECOM*	226,720	6,740,386

Industrial Conglomerates (0.3%)
Honeywell International, Inc.	45,628	5,319,768

Professional Services (2.5%)
Dun & Bradstreet Corp.	13,431	1,834,943
Nielsen Holdings plc	823,700	44,125,609

		45,960,552

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.1%)
CSX Corp.	31,940	$974,170
Norfolk Southern Corp.	2,030	197,032

		1,171,202

Trading Companies & Distributors (0.0%)
Air Lease Corp.	6,470	184,913

Total Industrials		96,546,642

Information Technology (13.2%)
Communications Equipment (5.8%)
Cisco Systems, Inc.	2,875,543	91,212,224
Nokia Oyj (ADR)(x)	1,643,870	9,518,007
Telefonaktiebolaget LM Ericsson (ADR)	735,290	5,301,441

		106,031,672

IT Services (0.4%)
Fidelity National Information Services, Inc.	24,550	1,891,087
First Data Corp., Class A*	192,390	2,531,852
Total System Services, Inc.	67,860	3,199,599

		7,622,538

Semiconductors & Semiconductor Equipment (5.6%)
Lam Research Corp.(x)	2,180	206,468
QUALCOMM, Inc.	1,409,120	96,524,720
Teradyne, Inc.	244,616	5,278,813

		102,010,001

Software (0.1%)
Oracle Corp.	43,960	1,726,749

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	202,120	22,849,666

Total Information Technology		240,240,626

Materials (1.9%)
Chemicals (0.6%)
Akzo Nobel N.V. (ADR)	325,999	7,364,318
Ashland Global Holdings, Inc.	22,040	2,555,538

		9,919,856

Containers & Packaging (0.8%)
Avery Dennison Corp.	42,280	3,288,961
Bemis Co., Inc.	109,370	5,578,964
Crown Holdings, Inc.*	66,520	3,797,627
Graphic Packaging Holding Co.	142,760	1,997,212
Sealed Air Corp.	7,910	362,436

		15,025,200

Metals & Mining (0.5%)
Reliance Steel & Aluminum Co.	123,440	8,891,383

Total Materials		33,836,439

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Brixmor Property Group, Inc. (REIT)	193,810	5,385,980

Total Real Estate		5,385,980

Telecommunication Services (4.3%)
Diversified Telecommunication Services (2.7%)
Verizon Communications, Inc.	920,280	47,836,154

Wireless Telecommunication Services (1.6%)
Telephone & Data Systems, Inc.	964,622	26,218,426
U.S. Cellular Corp.*	92,817	3,372,970

		29,591,396

Total Telecommunication Services		77,427,550

Utilities (6.9%)
Electric Utilities (2.9%)
Exelon Corp.	1,571,710	52,322,226

Independent Power and Renewable Electricity Producers (4.0%)
AES Corp.	4,217,330	54,192,690
Dynegy, Inc.(x)*	1,521,600	18,852,624

		73,045,314

Total Utilities		125,367,540

Total Common Stocks (98.5%) (Cost $1,548,999,641)		1,793,482,258

CONVERTIBLE PREFERRED STOCK:
Consumer Staples (0.5%)
Food Products (0.5%)
Tyson Foods, Inc.
4.750%	107,655	8,812,638

Total Convertible Preferred Stock (0.5%) (Cost $5,387,345)		8,812,638

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	13,722,293	13,722,293

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,600,152, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,652,000.(xx)	$2,600,000	$2,600,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,800,075, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19-3/16/26; total market value $1,836,001.(xx)	1,800,000	1,800,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $3,862,259, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $3,939,363.(xx)	3,862,114	3,862,114
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,400,041, collateralized by various U.S. Government Agency Securities, ranging from 2.500%- 9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,428,000.(xx)	1,400,000	1,400,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		12,662,114

Total Short-Term Investments (1.4%) (Cost $26,384,407)		26,384,407

Total Investments (100.4%) (Cost $1,580,771,393)		1,828,679,303
Other Assets Less Liabilities (-0.4%)		(7,258,862)

Net Assets (100%)		$1,821,420,441

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $12,138,656. This was secured by collateral of $12,662,114 which was received as cash and subsequently invested in short-term investments currently valued at $12,662,114, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$117,166,772	$—	$—	$117,166,772
Consumer Staples	55,266,455	—	—	55,266,455
Energy	275,235,495	—	—	275,235,495
Financials	505,955,194	—	—	505,955,194
Health Care	261,053,565	—	—	261,053,565
Industrials	96,546,642	—	—	96,546,642
Information Technology	240,240,626	—	—	240,240,626
Materials	33,836,439	—	—	33,836,439
Real Estate	5,385,980	—	—	5,385,980
Telecommunication Services	77,427,550	—	—	77,427,550
Utilities	125,367,540	—	—	125,367,540
Convertible Preferred Stocks
Consumer Staples	8,812,638	—	—	8,812,638
Short-Term Investments
Investment Companies	13,722,293	—	—	13,722,293
Repurchase Agreements	—	12,662,114	—	12,662,114

Total Assets	$1,816,017,189	$12,662,114	$—	$1,828,679,303

Total Liabilities	$—	$—	$—	$—

Total	$1,816,017,189	$12,662,114	$—	$1,828,679,303

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$325,897,378
Aggregate gross unrealized depreciation	(93,329,388)

Net unrealized appreciation	$232,567,990

Federal income tax cost of investments	$1,596,111,313

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Automobiles (2.0%)
General Motors Co.	403,729	$12,826,470

Hotels, Restaurants & Leisure (0.6%)
Brinker International, Inc.	79,844	4,026,533

Household Durables (0.9%)
D.R. Horton, Inc.	191,022	5,768,865

Leisure Products (0.5%)
Brunswick Corp.	65,914	3,215,285

Media (1.0%)
Sinclair Broadcast Group, Inc., Class A(x)	227,673	6,575,196

Specialty Retail (2.4%)
Best Buy Co., Inc.	147,142	5,617,881
Williams-Sonoma, Inc.(x)	190,283	9,719,656

		15,337,537

Total Consumer Discretionary		47,749,886

Consumer Staples (6.0%)
Beverages (0.6%)
Dr. Pepper Snapple Group, Inc.	40,986	3,742,432

Food & Staples Retailing (0.9%)
Whole Foods Market, Inc.(x)	203,679	5,774,299

Household Products (2.2%)
Colgate-Palmolive Co.	85,607	6,346,903
Procter & Gamble Co.	89,131	7,999,507

		14,346,410

Tobacco (2.3%)
Altria Group, Inc.	239,986	15,174,315

Total Consumer Staples		39,037,456

Energy (12.7%)
Energy Equipment & Services (4.8%)
Frank’s International N.V.(x)	179,829	2,337,777
Helmerich & Payne, Inc.(x)	132,298	8,903,656
Oceaneering International, Inc.	240,735	6,622,620
Schlumberger Ltd.	172,299	13,549,593

		31,413,646

Oil, Gas & Consumable Fuels (7.9%)
Chevron Corp.	56,850	5,851,002
Exxon Mobil Corp.	265,535	23,175,895
Occidental Petroleum Corp.	63,185	4,607,450
Statoil ASA (ADR)(x)	191,708	3,220,694
Tesoro Corp.	72,326	5,754,257
Valero Energy Corp.	163,350	8,657,550

		51,266,848

Total Energy		82,680,494

Financials (24.1%)
Banks (13.8%)
Bank of America Corp.	1,208,038	18,905,795
Citigroup, Inc.	194,326	9,178,017
Citizens Financial Group, Inc.	137,892	3,407,312
JPMorgan Chase & Co.	337,756	22,491,172
KeyCorp	603,642	7,346,323
PNC Financial Services Group, Inc.	90,879	8,187,289
SunTrust Banks, Inc./Georgia	197,930	8,669,334
Wells Fargo & Co.	264,033	11,691,381

		89,876,623

Capital Markets (1.9%)
Goldman Sachs Group, Inc.	39,843	6,425,481
Morgan Stanley	175,065	5,612,584

		12,038,065

Consumer Finance (1.4%)
Capital One Financial Corp.	127,728	9,174,702

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	72,027	10,405,741

Insurance (4.4%)
Endurance Specialty Holdings Ltd.	163,397	10,694,334
Prudential Financial, Inc.	177,031	14,454,581
Validus Holdings Ltd.	65,386	3,257,530

		28,406,445

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	221,296	6,517,167

Total Financials		156,418,743

Health Care (13.6%)
Biotechnology (3.3%)
Amgen, Inc.	36,876	6,151,286
Gilead Sciences, Inc.	107,404	8,497,804
Shire plc (ADR)(x)	35,274	6,838,218

		21,487,308

Health Care Providers & Services (4.0%)
Cardinal Health, Inc.	126,147	9,801,622
UnitedHealth Group, Inc.	88,779	12,429,060
Universal Health Services, Inc., Class B	31,274	3,853,582

		26,084,264

Life Sciences Tools & Services (0.9%)
Thermo Fisher Scientific, Inc.	38,009	6,045,711

Pharmaceuticals (5.4%)
Eli Lilly & Co.	122,907	9,864,516
Merck & Co., Inc.	85,127	5,312,776
Pfizer, Inc.	407,712	13,809,206
Teva Pharmaceutical Industries Ltd. (ADR)	124,940	5,748,489

		34,734,987

Total Health Care		88,352,270

Industrials (8.1%)
Aerospace & Defense (2.2%)
L-3 Communications Holdings, Inc.	48,611	7,327,136
Northrop Grumman Corp.	33,542	7,176,311

		14,503,447

Airlines (1.6%)
Alaska Air Group, Inc.	97,845	6,444,071
Delta Air Lines, Inc.	94,552	3,721,567

		10,165,638

Electrical Equipment (1.3%)
Eaton Corp. plc	128,215	8,425,008

Machinery (3.0%)
Cummins, Inc.	42,291	5,419,592
Oshkosh Corp.	155,378	8,701,168
Snap-on, Inc.	36,689	5,575,260

		19,696,020

Total Industrials		52,790,113

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (12.0%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	264,298	$8,383,533

IT Services (3.8%)
Booz Allen Hamilton Holding Corp.	258,570	8,173,398
Broadridge Financial Solutions, Inc.	141,443	9,588,421
Western Union Co.	319,203	6,645,806

		24,407,625

Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	280,484	10,588,271
Maxim Integrated Products, Inc.	83,811	3,346,573

		13,934,844

Software (3.1%)
Microsoft Corp.	171,002	9,849,715
Open Text Corp.	160,646	10,419,500

		20,269,215

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	96,319	10,888,863

Total Information Technology		77,884,080

Materials (2.2%)
Chemicals (1.6%)
Huntsman Corp.	213,343	3,471,090
LyondellBasell Industries N.V., Class A	85,054	6,860,456

		10,331,546

Containers & Packaging (0.6%)
WestRock Co.	81,056	3,929,595

Total Materials		14,261,141

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
Apartment Investment & Management Co. (REIT), Class A	167,157	7,674,178
Digital Realty Trust, Inc. (REIT)	65,876	6,397,877
Life Storage, Inc. (REIT)	44,983	4,000,788
Sun Communities, Inc. (REIT)	78,281	6,143,493

Total Real Estate		24,216,336

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	247,182	10,038,061
CenturyLink, Inc.	154,515	4,238,346
Verizon Communications, Inc.	70,070	3,642,239

Total Telecommunication Services		17,918,646

Utilities (5.3%)
Electric Utilities (4.5%)
Entergy Corp.	158,081	12,129,555
Exelon Corp.	257,705	8,578,999
Great Plains Energy, Inc.	307,795	8,399,726

		29,108,280

Multi-Utilities (0.8%)
Public Service Enterprise Group, Inc.	134,570	5,634,446

Total Utilities		34,742,726

Total Common Stocks (97.9%) (Cost $545,551,307)		636,051,891

SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	9,857,881	9,857,881

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.0%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $475,018, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $484,500.(xx)	$475,000	$475,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $1,800,105, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $1,836,000.(xx)	1,800,000	1,800,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,600,067, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $1,632,001.(xx)	1,600,000	1,600,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,979,710, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $2,019,246.(xx)	1,979,632	1,979,632
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,190,020, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $4,273,667.(xx)	4,189,863	4,189,863
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $1,319,071, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $1,345,453.(xx)	1,319,000	1,319,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,500,104, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $2,550,000.(xx)	2,500,000	2,500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,300,038, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,326,000.(xx)	1,300,000	1,300,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $500,020, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $510,000.(xx)	500,000	500,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $2,500,096, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,550,051.(xx)	2,500,000	2,500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		19,163,495

Total Short-Term Investments (4.5%) (Cost $29,021,376)		29,021,376

Total Investments (102.4%) (Cost $574,572,683)		665,073,267
Other Assets Less Liabilities (-2.4%)		(15,535,830)

Net Assets (100%)		$649,537,437

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $18,721,020. This was secured by collateral of $19,163,495 which was received as cash and subsequently invested in short-term investments currently valued at $19,163,495, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$47,749,886	$—	$—	$47,749,886
Consumer Staples	39,037,456	—	—	39,037,456
Energy	82,680,494	—	—	82,680,494
Financials	156,418,743	—	—	156,418,743
Health Care	88,352,270	—	—	88,352,270
Industrials	52,790,113	—	—	52,790,113
Information Technology	77,884,080	—	—	77,884,080
Materials	14,261,141	—	—	14,261,141
Real Estate	24,216,336	—	—	24,216,336
Telecommunication Services	17,918,646	—	—	17,918,646
Utilities	34,742,726	—	—	34,742,726
Short-Term Investments
Investment Companies	9,857,881	—	—	9,857,881
Repurchase Agreements	—	19,163,495	—	19,163,495

Total Assets	$645,909,772	$19,163,495	$—	$665,073,267

Total Liabilities	$—	$—	$—	$—

Total	$645,909,772	$19,163,495	$—	$665,073,267

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,155,469
Aggregate gross unrealized depreciation	(20,841,582)

Net unrealized appreciation	$89,313,887

Federal income tax cost of investments	$575,759,380

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (0.6%)
BorgWarner, Inc.	1,701	$59,841
Delphi Automotive plc	2,185	155,834
Gentex Corp.	2,325	40,827
Johnson Controls International plc	9,023	419,840
Lear Corp.	588	71,278
Tenneco, Inc.*	390	22,725
Visteon Corp.	274	19,635

		789,980

Automobiles (0.5%)
Ford Motor Co.	31,531	380,579
Harley-Davidson, Inc.	1,456	76,571
Tesla Motors, Inc.(x)*	906	184,851
Thor Industries, Inc.	366	31,001

		673,002

Distributors (0.1%)
Genuine Parts Co.	1,182	118,732
LKQ Corp.*	2,437	86,416

		205,148

Diversified Consumer Services (0.0%)
Bright Horizons Family Solutions, Inc.*	308	20,602
Graham Holdings Co., Class B	45	21,662
ServiceMaster Global Holdings, Inc.*	1,069	36,004

		78,268

Hotels, Restaurants & Leisure (1.4%)
Aramark	1,708	64,955
Brinker International, Inc.(x)	391	19,718
Buffalo Wild Wings, Inc.*	152	21,393
Chipotle Mexican Grill, Inc.(x)*	233	98,676
Cracker Barrel Old Country Store, Inc.(x)	180	23,800
Darden Restaurants, Inc.	1,002	61,443
Domino’s Pizza, Inc.	402	61,044
Dunkin’ Brands Group, Inc.(x)	728	37,914
Hilton Worldwide Holdings, Inc.	4,184	95,939
Hyatt Hotels Corp., Class A(x)*	1,027	50,549
Jack in the Box, Inc.	262	25,136
Marriott International, Inc., Class A	2,978	200,522
Norwegian Cruise Line Holdings Ltd.*	1,626	61,300
Panera Bread Co., Class A(x)*	191	37,192
Royal Caribbean Cruises Ltd.	1,298	97,285
Six Flags Entertainment Corp.	686	36,776
Starbucks Corp.	11,683	632,518
Texas Roadhouse, Inc.	509	19,866
Vail Resorts, Inc.	268	42,044
Wendy’s Co.	1,704	18,403
Wyndham Worldwide Corp.	865	58,240

		1,764,713

Household Durables (0.5%)
Garmin Ltd.	822	39,547
Harman International Industries, Inc.	537	45,350
Helen of Troy Ltd.*	223	19,216
Leggett & Platt, Inc.	1,002	45,671
Mohawk Industries, Inc.*	497	99,569
Newell Brands, Inc.	3,817	201,003
Tempur Sealy International, Inc.(x)*	437	24,795
Tupperware Brands Corp.	401	26,213
Whirlpool Corp.	608	98,593

		599,957

Internet & Direct Marketing Retail (2.8%)
Amazon.com, Inc.*	3,142	2,630,828
HSN, Inc.	258	10,268
Netflix, Inc.*	3,403	335,366
Priceline Group, Inc.*	396	582,710
TripAdvisor, Inc.*	994	62,801
Wayfair, Inc., Class A(x)*	341	13,425

		3,635,398

Leisure Products (0.2%)
Brunswick Corp.	654	31,902
Hasbro, Inc.	897	71,159
Mattel, Inc.	2,586	78,304
Polaris Industries, Inc.(x)	484	37,481

		218,846

Media (3.6%)
AMC Networks, Inc., Class A*	567	29,405
Cable One, Inc.	35	20,440
CBS Corp. (Non-Voting), Class B	3,533	193,396
Charter Communications, Inc., Class A*	1,928	520,502
Cinemark Holdings, Inc.	784	30,011
Comcast Corp., Class A	19,155	1,270,743
DISH Network Corp., Class A*	3,689	202,083
Interpublic Group of Cos., Inc.	3,215	71,855
John Wiley & Sons, Inc., Class A	427	22,037
Liberty Broadband Corp.*	1,460	102,434
Liberty SiriusXM Group, Class A*	2,248	76,387
Lions Gate Entertainment Corp.(x)	1,172	23,428
Madison Square Garden Co., Class A*	195	33,035
Omnicom Group, Inc.	1,903	161,755
Scripps Networks Interactive, Inc., Class A	1,024	65,014
Sinclair Broadcast Group, Inc., Class A	712	20,563
Sirius XM Holdings, Inc.*	14,349	59,835
Starz, Class A*	713	22,238
Time Warner, Inc.	6,178	491,831
Tribune Media Co., Class A	626	22,862
Viacom, Inc., Class B	3,197	121,806
Walt Disney Co.	11,742	1,090,362

		4,652,022

Multiline Retail (0.5%)
Dollar Tree, Inc.*	1,833	144,679
J.C. Penney Co., Inc.(x)*	2,199	20,275
Kohl’s Corp.	1,465	64,094
Macy’s, Inc.	2,473	91,624
Nordstrom, Inc.(x)	1,003	52,035
Target Corp.	4,566	313,593

		686,300

Specialty Retail (2.8%)
Advance Auto Parts, Inc.	574	85,595
American Eagle Outfitters, Inc.(x)	1,347	24,057
AutoNation, Inc.*	573	27,911
Bed Bath & Beyond, Inc.	1,243	53,586
Best Buy Co., Inc.	2,247	85,790
Burlington Stores, Inc.*	566	45,857
CarMax, Inc.*	1,534	81,839
CST Brands, Inc.	597	28,710
Foot Locker, Inc.	1,002	67,855
GameStop Corp., Class A(x)	825	22,762
Gap, Inc.(x)	1,819	40,455
Home Depot, Inc.	9,813	1,262,737
Lowe’s Cos., Inc.	6,947	501,643
Michaels Cos., Inc.*	1,204	29,101
O’Reilly Automotive, Inc.*	768	215,124

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Penske Automotive Group, Inc.(x)	325	$15,659
Ross Stores, Inc.	3,186	204,860
Sally Beauty Holdings, Inc.*	1,028	26,399
Signet Jewelers Ltd.	625	46,581
Staples, Inc.	4,845	41,425
Tiffany & Co.(x)	826	59,992
TJX Cos., Inc.	5,272	394,240
Tractor Supply Co.	1,069	71,997
Ulta Salon Cosmetics & Fragrance, Inc.*	482	114,706
Williams-Sonoma, Inc.(x)	646	32,998

		3,581,879

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	399	34,597
Coach, Inc.	2,217	81,054
Columbia Sportswear Co.	213	12,086
Hanesbrands, Inc.	3,015	76,129
Kate Spade & Co.*	1,032	17,678
lululemon athletica, Inc.(x)*	914	55,736
Michael Kors Holdings Ltd.*	1,402	65,600
NIKE, Inc., Class B	13,326	701,614
PVH Corp.	611	67,515
Skechers USA, Inc., Class A*	1,258	28,808
Under Armour, Inc., Class A(x)*	3,349	129,539
VF Corp.	2,661	149,149

		1,419,505

Total Consumer Discretionary		18,305,018

Consumer Staples (10.1%)
Beverages (2.6%)
Coca-Cola Co.	37,885	1,603,293
Dr. Pepper Snapple Group, Inc.	1,815	165,728
PepsiCo, Inc.	14,054	1,528,653

		3,297,674

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	382	45,897
CVS Health Corp.	10,450	929,946
Kroger Co.	9,259	274,807
PriceSmart, Inc.	192	16,082
Rite Aid Corp.*	10,204	78,469
Sprouts Farmers Market, Inc.*	1,379	28,476
Sysco Corp.	4,986	244,364
Walgreens Boots Alliance, Inc.	8,409	677,934
Whole Foods Market, Inc.	3,124	88,565

		2,384,540

Food Products (2.5%)
B&G Foods, Inc.	615	30,246
Blue Buffalo Pet Products, Inc.*	636	15,111
Bunge Ltd.	1,356	80,316
Campbell Soup Co.	1,832	100,210
ConAgra Foods, Inc.	4,075	191,973
Flowers Foods, Inc.(x)	1,771	26,778
General Mills, Inc.	5,849	373,634
Hain Celestial Group, Inc.*	927	32,983
Hershey Co.	1,913	182,883
Hormel Foods Corp.	2,639	100,097
J.M. Smucker Co.	1,143	154,922
Kellogg Co.	2,456	190,266
Kraft Heinz Co.	5,797	518,890
Lancaster Colony Corp.	173	22,852
McCormick & Co., Inc. (Non-Voting)	1,240	123,901
Mead Johnson Nutrition Co.	1,816	143,482
Mondelez International, Inc., Class A	15,176	666,226
Pinnacle Foods, Inc.	1,078	54,083
Post Holdings, Inc.*	667	51,472
Snyder’s-Lance, Inc.	781	26,226
TreeHouse Foods, Inc.*	552	48,129
WhiteWave Foods Co.*	1,615	87,905

		3,222,585

Household Products (2.9%)
Church & Dwight Co., Inc.	2,498	119,704
Clorox Co.	1,259	157,602
Colgate-Palmolive Co.	8,689	644,202
Kimberly-Clark Corp.	3,504	441,995
Procter & Gamble Co.	26,062	2,339,064

		3,702,567

Personal Products (0.3%)
Coty, Inc., Class A(x)*	1,247	29,305
Edgewell Personal Care Co.*	564	44,849
Estee Lauder Cos., Inc., Class A	3,593	318,196
Herbalife Ltd.(x)*	638	39,550

		431,900

Total Consumer Staples		13,039,266

Energy (3.1%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	15,337	774,058
Core Laboratories N.V.(x)	1,556	174,785
Dril-Quip, Inc.*	1,376	76,698
Ensco plc, Class A	10,878	92,463
FMC Technologies, Inc.*	8,172	242,463
Frank’s International N.V.(x)	1,755	22,815
National Oilwell Varco, Inc.	13,613	500,142
Oceaneering International, Inc.	3,554	97,771
RPC, Inc.(x)*	2,237	37,582
Weatherford International plc*	32,344	181,773

		2,200,550

Oil, Gas & Consumable Fuels (1.4%)
Cheniere Energy Partners LP
Holdings LLC(x)	1,673	38,044
Cheniere Energy, Inc.*	8,448	368,333
ONEOK, Inc.	7,596	390,358
Spectra Energy Corp.	25,130	1,074,308

		1,871,043

Total Energy		4,071,593

Financials (13.9%)
Banks (5.8%)
Associated Banc-Corp.	1,315	25,761
Bank of America Corp.	89,177	1,395,620
Bank of Hawaii Corp.(x)	350	25,417
Bank of the Ozarks, Inc.	941	36,134
BankUnited, Inc.	912	27,542
BB&T Corp.	7,125	268,755
BOK Financial Corp.(x)	148	10,208
CIT Group, Inc.	1,764	64,033
Citigroup, Inc.	25,389	1,199,122
Citizens Financial Group, Inc.	4,635	114,531
Comerica, Inc.	1,543	73,015
Commerce Bancshares, Inc./Missouri	730	35,960
Cullen/Frost Bankers, Inc.(x)	479	34,459
East West Bancorp, Inc.	1,267	46,512
F.N.B. Corp./Pennsylvania	1,838	22,607
Fifth Third Bancorp	6,726	137,614
First Citizens BancShares, Inc./North Carolina, Class A	76	22,336
First Horizon National Corp.	2,016	30,704
First Republic Bank/California	1,306	100,706
Home BancShares, Inc./Arkansas	1,070	22,267
Huntington Bancshares, Inc./Ohio	9,625	94,902
Investors Bancorp, Inc.	2,812	33,772

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
KeyCorp	9,649	$117,428
M&T Bank Corp.	1,393	161,727
MB Financial, Inc.	607	23,090
PacWest Bancorp	994	42,653
People’s United Financial, Inc.	2,734	43,252
PNC Financial Services Group, Inc.	4,294	386,846
Popular, Inc.	887	33,901
PrivateBancorp, Inc.	680	31,226
Prosperity Bancshares, Inc.	575	31,562
Regions Financial Corp.	11,098	109,537
Signature Bank/New York*	468	55,435
SVB Financial Group*	456	50,406
Synovus Financial Corp.	1,104	35,913
U.S. Bancorp	14,059	602,990
UMB Financial Corp.	369	21,937
Umpqua Holdings Corp.	1,932	29,077
United Bankshares, Inc./West Virginia(x)	568	21,397
Webster Financial Corp.	806	30,636
Wells Fargo & Co.	39,683	1,757,163
Western Alliance Bancorp*	807	30,295
Zions Bancorp	1,800	55,836

		7,494,284

Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	499	72,205
Ameriprise Financial, Inc.	1,453	144,966
Artisan Partners Asset Management, Inc., Class A	563	15,314
Bank of New York Mellon Corp.	9,437	376,348
BlackRock, Inc.	1,076	390,007
CBOE Holdings, Inc.	716	46,433
Charles Schwab Corp.	10,553	333,158
CME Group, Inc./Illinois	2,971	310,529
E*TRADE Financial Corp.*	2,456	71,519
Eaton Vance Corp.	998	38,972
Federated Investors, Inc., Class B	790	23,408
Franklin Resources, Inc.	3,071	109,235
Interactive Brokers Group, Inc., Class A	3,583	126,372
Invesco Ltd.	3,656	114,323
Janus Capital Group, Inc.	1,278	17,905
Legg Mason, Inc.	923	30,902
LPL Financial Holdings, Inc.(x)	686	20,518
MarketAxess Holdings, Inc.	331	54,810
Moody’s Corp.	1,481	160,363
Morgan Stanley	12,864	412,420
MSCI, Inc.	826	69,334
Northern Trust Corp.	1,879	127,753
NorthStar Asset Management Group, Inc.	1,663	21,503
Raymond James Financial, Inc.	1,110	64,613
S&P Global, Inc.	2,322	293,872
SEI Investments Co.	1,199	54,686
State Street Corp.	3,204	223,095
Stifel Financial Corp.*	582	22,378
T. Rowe Price Group, Inc.	2,175	144,637
TD Ameritrade Holding Corp.	2,116	74,568
Thomson Reuters Corp.	2,400	99,312

		4,065,458

Consumer Finance (1.0%)
Ally Financial, Inc.	4,224	82,241
American Express Co.	6,781	434,255
Capital One Financial Corp.	4,487	322,301
Credit Acceptance Corp.(x)*	78	15,684
Discover Financial Services	3,612	204,259
Navient Corp.	2,925	42,325
OneMain Holdings, Inc.*	1,097	33,952
SLM Corp.*	3,787	28,289
Synchrony Financial	6,340	177,520

		1,340,826

Diversified Financial Services (0.1%)
Leucadia National Corp.	2,937	55,921
Voya Financial, Inc.	1,794	51,703

		107,624

Insurance (3.8%)
Aflac, Inc.	3,632	261,032
Alleghany Corp.*	136	71,403
Allstate Corp.	3,280	226,910
American Financial Group, Inc./Ohio	625	46,875
American International Group, Inc.	8,888	527,414
Aon plc	2,325	261,539
Arch Capital Group Ltd.*	1,076	85,284
Arthur J. Gallagher & Co.	1,561	79,408
Assurant, Inc.	545	50,276
Assured Guaranty Ltd.	1,177	32,662
Axis Capital Holdings Ltd.	817	44,388
Chubb Ltd.	4,070	511,396
Cincinnati Financial Corp.	1,297	97,820
CNO Financial Group, Inc.	1,569	23,959
Endurance Specialty Holdings Ltd.	545	35,670
Everest Reinsurance Group Ltd.	227	43,123
First American Financial Corp.	964	37,866
Hanover Insurance Group, Inc.	374	28,207
Hartford Financial Services Group, Inc.	3,447	147,601
Lincoln National Corp.	2,094	98,376
Loews Corp.	2,347	96,579
Marsh & McLennan Cos., Inc.	4,573	307,534
MetLife, Inc.	7,701	342,155
Primerica, Inc.(x)	412	21,848
Principal Financial Group, Inc.	2,362	121,667
ProAssurance Corp.	466	24,456
Progressive Corp.	5,108	160,902
Prudential Financial, Inc.	3,878	316,639
Reinsurance Group of America, Inc.	565	60,986
RenaissanceReinsurance Holdings Ltd.	379	45,541
RLI Corp.	333	22,764
Torchmark Corp.	989	63,187
Travelers Cos., Inc.	2,519	288,551
Unum Group	2,095	73,974
White Mountains Insurance Group Ltd.	41	34,030
Willis Towers Watson plc	1,134	150,561
XL Group Ltd.	2,502	84,142

		4,926,725

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.*	2,930	23,440
New York Community Bancorp, Inc.	4,300	61,189
Radian Group, Inc.	1,877	25,433
TFS Financial Corp.	578	10,294

		120,356

Total Financials		18,055,273

Health Care (14.7%)
Biotechnology (3.8%)
AbbVie, Inc.	12,778	805,909
ACADIA Pharmaceuticals, Inc.*	713	22,681
Agios Pharmaceuticals, Inc.(x)*	233	12,307
Alexion Pharmaceuticals, Inc.*	1,745	213,832
Alkermes plc*	1,205	56,671
Alnylam Pharmaceuticals, Inc.(x)*	515	34,907

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Amgen, Inc.	5,881	$981,010
Biogen, Inc.*	1,731	541,855
BioMarin Pharmaceutical, Inc.*	1,341	124,069
Celgene Corp.*	6,120	639,724
Gilead Sciences, Inc.	10,370	820,474
Incyte Corp.*	1,373	129,460
Intercept Pharmaceuticals, Inc.(x)*	138	22,713
Ionis Pharmaceuticals, Inc.(x)*	973	35,651
Juno Therapeutics, Inc.(x)*	586	17,586
Myriad Genetics, Inc.(x)*	573	11,792
Regeneron Pharmaceuticals, Inc.*	604	242,820
Seattle Genetics, Inc.(x)*	754	40,724
United Therapeutics Corp.*	355	41,918
Vertex Pharmaceuticals, Inc.*	1,954	170,408

		4,966,511

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	11,607	490,860
ABIOMED, Inc.*	314	40,374
Alere, Inc.*	690	29,836
Align Technology, Inc.*	558	52,312
Baxter International, Inc.	3,846	183,070
Becton Dickinson and Co.	1,677	301,407
Boston Scientific Corp.*	10,720	255,136
Cantel Medical Corp.	286	22,302
Cooper Cos., Inc.	383	68,657
Danaher Corp.	6,030	472,692
Dentsply Sirona, Inc.	1,851	110,005
DexCom, Inc.*	635	55,664
Edwards Lifesciences Corp.*	1,675	201,938
Hill-Rom Holdings, Inc.	468	29,007
Hologic, Inc.*	2,178	84,572
IDEXX Laboratories, Inc.*	707	79,700
NuVasive, Inc.*	397	26,464
ResMed, Inc.(x)	1,109	71,852
St. Jude Medical, Inc.	2,248	179,300
STERIS plc	676	49,416
Teleflex, Inc.	346	58,145
Varian Medical Systems, Inc.*	736	73,254
West Pharmaceutical Services, Inc.	575	42,837

		2,978,800

Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc.*	597	29,581
AmerisourceBergen Corp.	1,450	117,131
Amsurg Corp.*	434	29,100
Brookdale Senior Living, Inc.*	1,468	25,617
Cardinal Health, Inc.	2,503	194,483
Centene Corp.*	1,347	90,195
DaVita, Inc.*	1,291	85,296
Envision Healthcare Holdings, Inc.*	1,478	32,915
Express Scripts Holding Co.*	4,997	352,438
HCA Holdings, Inc.*	2,379	179,924
HealthSouth Corp.	674	27,344
Henry Schein, Inc.*	648	105,611
Humana, Inc.	1,179	208,553
Laboratory Corp. of America Holdings*	803	110,397
LifePoint Health, Inc.*	332	19,664
McKesson Corp.	1,778	296,482
MEDNAX, Inc.*	727	48,164
Molina Healthcare, Inc.*	319	18,604
Patterson Cos., Inc.(x)	648	29,769
Premier, Inc., Class A*	1,095	35,412
Quest Diagnostics, Inc.	1,076	91,062
Team Health Holdings, Inc.*	483	15,727
VCA, Inc.*	616	43,108

		2,186,577

Health Care Technology (0.2%)
athenahealth, Inc.(x)*	311	39,223
Cerner Corp.*	2,377	146,780
IMS Health Holdings, Inc.*	1,165	36,511
Veeva Systems, Inc., Class A*	881	36,368

		258,882

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	2,569	120,974
Bio-Rad Laboratories, Inc., Class A*	174	28,503
Bio-Techne Corp.	261	28,579
Bruker Corp.	842	19,071
Charles River Laboratories International, Inc.*	331	27,586
Illumina, Inc.*	1,163	211,271
Mettler-Toledo International, Inc.*	211	88,584
PAREXEL International Corp.*	392	27,224
PerkinElmer, Inc.	805	45,169
PRA Health Sciences, Inc.*	241	13,619
Quintiles Transnational Holdings, Inc.*	605	49,041
Thermo Fisher Scientific, Inc.	3,312	526,807
VWR Corp.*	671	19,030
Waters Corp.*	629	99,690

		1,305,148

Pharmaceuticals (5.7%)
Akorn, Inc.*	667	18,182
Bristol-Myers Squibb Co.	13,189	711,151
Catalent, Inc.*	772	19,948
Eli Lilly & Co.	7,674	615,915
Impax Laboratories, Inc.*	520	12,324
Jazz Pharmaceuticals plc*	482	58,553
Johnson & Johnson	21,612	2,553,026
Merck & Co., Inc.	21,729	1,356,107
Perrigo Co. plc	1,132	104,518
Pfizer, Inc.	50,951	1,725,710
Prestige Brands Holdings, Inc.*	421	20,322
Zoetis, Inc.	3,890	202,319

		7,398,075

Total Health Care		19,093,993

Industrials (10.5%)
Aerospace & Defense (0.3%)
B/E Aerospace, Inc.	1,019	52,642
HEICO Corp.	453	31,348
Hexcel Corp.	928	41,110
Rockwell Collins, Inc.	1,298	109,473
Spirit AeroSystems Holdings, Inc., Class A*	1,199	53,403
TransDigm Group, Inc.*	497	143,693

		431,669

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	1,423	100,264
Expeditors International of Washington, Inc.	1,827	94,127
United Parcel Service, Inc., Class B	8,719	953,510
XPO Logistics, Inc.(x)*	667	24,459

		1,172,360

Airlines (0.7%)
Alaska Air Group, Inc.	1,229	80,942
American Airlines Group, Inc.	5,262	192,642
Delta Air Lines, Inc.	7,436	292,681
JetBlue Airways Corp.*	3,224	55,582
Southwest Airlines Co.	6,159	239,523

		861,370

Building Products (0.3%)
A.O. Smith Corp.	866	85,552

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Allegion plc	963	$66,360
Armstrong World Industries, Inc.(x)*	425	17,561
Lennox International, Inc.	387	60,771
Masco Corp.	3,317	113,806
Owens Corning	1,089	58,142
USG Corp.*	901	23,291

		425,483

Commercial Services & Supplies (0.5%)
Cintas Corp.	867	97,624
Clean Harbors, Inc.*	444	21,303
Copart, Inc.*	1,001	53,614
Deluxe Corp.	492	32,875
Healthcare Services Group, Inc.	728	28,814
KAR Auction Services, Inc.	1,351	58,309
Pitney Bowes, Inc.	1,912	34,722
Rollins, Inc.	946	27,699
Waste Management, Inc.	4,119	262,628

		617,588

Construction & Engineering (0.1%)
Dycom Industries, Inc.(x)*	315	25,761
EMCOR Group, Inc.	611	36,428
Quanta Services, Inc.*	1,499	41,957
Valmont Industries, Inc.	202	27,183

		131,329

Electrical Equipment (0.9%)
Acuity Brands, Inc.	439	116,159
AMETEK, Inc.	2,327	111,184
Eaton Corp. plc	4,566	300,032
Emerson Electric Co.	6,413	349,573
EnerSys, Inc.	431	29,821
Hubbell, Inc.	523	56,348
Regal Beloit Corp.	411	24,450
Rockwell Automation, Inc.	1,299	158,920
Sensata Technologies Holding N.V.*	1,716	66,546
SolarCity Corp.(x)*	598	11,697

		1,224,730

Industrial Conglomerates (3.1%)
3M Co.	6,001	1,057,556
Carlisle Cos., Inc.	642	65,850
General Electric Co.	89,452	2,649,569
Roper Technologies, Inc.	1,009	184,112

		3,957,087

Machinery (2.2%)
AGCO Corp.	707	34,869
Allison Transmission Holdings, Inc.	1,707	48,957
CLARCOR, Inc.	458	29,770
Colfax Corp.*	916	28,790
Crane Co.	461	29,048
Cummins, Inc.	1,582	202,733
Deere & Co.	2,872	245,125
Donaldson Co., Inc.	1,246	46,513
Dover Corp.	1,547	113,921
Flowserve Corp.	1,305	62,953
Graco, Inc.	528	39,072
IDEX Corp.	729	68,212
Illinois Tool Works, Inc.	3,172	380,132
Ingersoll-Rand plc	2,567	174,402
ITT, Inc.	889	31,862
Lincoln Electric Holdings, Inc.	632	39,576
Middleby Corp.*	574	70,958
Nordson Corp.	528	52,605
Oshkosh Corp.	731	40,936
PACCAR, Inc.	3,499	205,671
Parker-Hannifin Corp.	1,343	168,587
Pentair plc	1,654	106,253
Snap-on, Inc.	580	88,137
Stanley Black & Decker, Inc.	1,496	183,978
Timken Co.	690	24,246
Toro Co.	1,108	51,899
WABCO Holdings, Inc.*	526	59,717
Wabtec Corp.(x)	898	73,322
Woodward, Inc.	550	34,364
Xylem, Inc.	1,783	93,518

		2,830,126

Professional Services (0.6%)
Dun & Bradstreet Corp.	363	49,593
Equifax, Inc.	1,186	159,612
IHS Markit Ltd.*	3,479	130,636
ManpowerGroup, Inc.	714	51,594
Nielsen Holdings plc	2,839	152,085
Robert Half International, Inc.	1,325	50,165
TransUnion*	707	24,391
Verisk Analytics, Inc.*	1,542	125,334

		743,410

Road & Rail (0.5%)
AMERCO	86	27,884
Avis Budget Group, Inc.*	892	30,515
Genesee & Wyoming, Inc., Class A*	541	37,302
J.B. Hunt Transport Services, Inc.	895	72,620
Kansas City Southern	1,076	100,413
Landstar System, Inc.	377	25,666
Norfolk Southern Corp.	2,952	286,521
Old Dominion Freight Line, Inc.*	680	46,655
Ryder System, Inc.	497	32,777

		660,353

Trading Companies & Distributors (0.4%)
Air Lease Corp.	949	27,123
Fastenal Co.	2,880	120,326
HD Supply Holdings, Inc.*	1,991	63,672
Herc Holdings, Inc.*	1,214	40,912
MSC Industrial Direct Co., Inc., Class A	610	44,780
United Rentals, Inc.*	887	69,621
W.W. Grainger, Inc.(x)	562	126,360

		492,794

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	748	62,263

Total Industrials		13,610,562

Information Technology (23.4%)
Communications Equipment (1.1%)
Arista Networks, Inc.(x)*	279	23,737
ARRIS International plc*	1,194	33,826
Brocade Communications Systems, Inc.	2,861	26,407
Ciena Corp.*	899	19,598
Cisco Systems, Inc.	34,042	1,079,812
CommScope Holding Co., Inc.*	1,071	32,248
EchoStar Corp., Class A*	635	27,832
F5 Networks, Inc.*	458	57,085
Juniper Networks, Inc.	2,596	62,460
Motorola Solutions, Inc.	1,130	86,197
NetScout Systems, Inc.*	640	18,720
ViaSat, Inc.*	265	19,782

		1,487,704

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	2,084	135,293
Arrow Electronics, Inc.*	620	39,661
Avnet, Inc.	794	32,602
Belden, Inc.	231	15,937

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	7,033	$166,331
Dolby Laboratories, Inc., Class A	684	37,134
Fitbit, Inc., Class A(x)*	1,235	18,327
Flex Ltd.*	3,688	50,231
FLIR Systems, Inc.	931	29,252
Ingram Micro, Inc., Class A	1,015	36,195
IPG Photonics Corp.*	249	20,505
Jabil Circuit, Inc.	1,306	28,497
Keysight Technologies, Inc.*	1,152	36,507
National Instruments Corp.	689	19,568
TE Connectivity Ltd.	2,420	155,800
Trimble Navigation Ltd.*	1,699	48,523
Universal Display Corp.(x)*	291	16,153

		886,516

Internet Software & Services (5.5%)
Akamai Technologies, Inc.*	1,141	60,462
Alphabet, Inc., Class A*	4,600	3,698,676
CoStar Group, Inc.*	211	45,688
eBay, Inc.*	7,164	235,696
Facebook, Inc., Class A*	19,476	2,498,186
IAC/InterActiveCorp.	503	31,422
j2 Global, Inc.	325	21,648
Pandora Media, Inc.(x)*	1,442	20,664
Rackspace Hosting, Inc.*	616	19,521
Twitter, Inc.*	3,836	88,420
VeriSign, Inc.(x)*	649	50,778
Yahoo!, Inc.*	5,923	255,281
Zillow Group, Inc., Class A(x)*	1,019	35,105

		7,061,547

IT Services (4.5%)
Accenture plc, Class A	4,424	540,480
Alliance Data Systems Corp.*	383	82,165
Amdocs Ltd.	1,022	59,123
Automatic Data Processing, Inc.	3,092	272,714
Black Knight Financial Services, Inc., Class A*	264	10,798
Booz Allen Hamilton Holding Corp.	765	24,182
Broadridge Financial Solutions, Inc.	752	50,978
Cognizant Technology Solutions Corp., Class A*	4,101	195,659
Computer Sciences Corp.	952	49,704
Convergys Corp.(x)	659	20,047
CoreLogic, Inc.*	588	23,061
CSRA, Inc.	937	25,205
DST Systems, Inc.	213	25,117
EPAM Systems, Inc.*	288	19,961
Euronet Worldwide, Inc.*	336	27,495
Fidelity National Information Services, Inc.	2,224	171,315
First Data Corp., Class A*	6,142	80,829
Fiserv, Inc.*	1,505	149,702
Gartner, Inc.*	528	46,702
Genpact Ltd.*	1,057	25,315
Global Payments, Inc.	1,042	79,984
International Business Machines Corp.	5,900	937,215
Jack Henry & Associates, Inc.	532	45,513
Leidos Holdings, Inc.	965	41,765
MasterCard, Inc.	6,627	674,430
MAXIMUS, Inc.	377	21,323
Paychex, Inc.	2,169	125,520
PayPal Holdings, Inc.*	7,608	311,700
Sabre Corp.	1,386	39,057
Square, Inc., Class A(x)*	2,290	26,701
Syntel, Inc.(x)*	216	9,053
Teradata Corp.*	887	27,497
Total System Services, Inc.	1,103	52,006
Vantiv, Inc., Class A*	1,298	73,038
Visa, Inc., Class A	16,013	1,324,275
Western Union Co.	3,355	69,851
WEX, Inc.*	241	26,050
Xerox Corp.	6,278	63,596

		5,849,126

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.(x)*	4,391	30,342
Analog Devices, Inc.	2,080	134,056
Applied Materials, Inc.	7,382	222,567
Broadcom Ltd.	1	173
Cavium, Inc.(x)*	360	20,952
Cree, Inc.(x)*	686	17,644
Cypress Semiconductor Corp.(x)	2,130	25,901
First Solar, Inc.(x)*	534	21,088
Integrated Device Technology, Inc.*	904	20,882
Intel Corp.	32,068	1,210,567
KLA-Tencor Corp.	1,058	73,753
Lam Research Corp.	1,084	102,666
Linear Technology Corp.	1,618	95,931
Marvell Technology Group Ltd.	3,016	40,022
Maxim Integrated Products, Inc.	1,924	76,825
Microchip Technology, Inc.	1,454	90,352
Micron Technology, Inc.*	7,019	124,798
NVIDIA Corp.	3,626	248,453
ON Semiconductor Corp.*	2,818	34,718
Qorvo, Inc.*	871	48,550
QUALCOMM, Inc.	9,942	681,027
Skyworks Solutions, Inc.	1,288	98,068
SunPower Corp.(x)*	405	3,613
Teradyne, Inc.	1,275	27,514
Texas Instruments, Inc.	6,797	477,013
Xilinx, Inc.	1,714	93,139

		4,020,614

Software (4.8%)
Adobe Systems, Inc.*	3,389	367,842
ANSYS, Inc.*	596	55,196
Aspen Technology, Inc.*	559	26,156
Autodesk, Inc.*	1,324	95,765
Blackbaud, Inc.	324	21,494
CA, Inc.	2,025	66,987
CDK Global, Inc.	1,030	59,081
Citrix Systems, Inc.*	1,020	86,924
Electronic Arts, Inc.*	2,037	173,960
Fair Isaac Corp.	183	22,800
FireEye, Inc.(x)*	1,011	14,892
Fortinet, Inc.*	986	36,413
Guidewire Software, Inc.*	495	29,690
Intuit, Inc.	1,690	185,917
Manhattan Associates, Inc.*	488	28,119
Microsoft Corp.	53,136	3,060,634
NetSuite, Inc.(x)*	256	28,337
Nuance Communications, Inc.*	1,526	22,127
Oracle Corp.	20,504	805,397
PTC, Inc.*	722	31,992
salesforce.com, Inc.*	4,364	311,284
ServiceNow, Inc.*	1,037	82,078
Splunk, Inc.*	912	53,516
Symantec Corp.	4,144	104,014
Synopsys, Inc.*	975	57,866
Take-Two Interactive Software, Inc.*	558	25,155
Tyler Technologies, Inc.*	222	38,013
Ultimate Software Group, Inc.*	178	36,381
VMware, Inc., Class A(x)*	1,838	134,817

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Workday, Inc., Class A*	1,350	$123,781

		6,186,628

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	36,743	4,153,796
Hewlett Packard Enterprise Co.	11,263	256,233
HP, Inc.	11,578	179,806
Seagate Technology plc	2,020	77,871
Western Digital Corp.	1,905	111,386

		4,779,092

Total Information Technology		30,271,227

Materials (3.5%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	3,372	506,946
Axalta Coating Systems Ltd.*	3,351	94,733
Ecolab, Inc.	4,087	497,470
International Flavors & Fragrances, Inc.	1,272	181,858
Mosaic Co.	5,583	136,560
PolyOne Corp.	1,354	45,779
PPG Industries, Inc.	4,146	428,530
Praxair, Inc.	4,441	536,606
Sensient Technologies Corp.	697	52,833
Sherwin-Williams Co.	1,255	347,208

		2,828,523

Containers & Packaging (0.9%)
Avery Dennison Corp.	1,423	110,695
Ball Corp.	2,713	222,330
Bemis Co., Inc.	1,511	77,076
Berry Plastics Group, Inc.*	1,930	84,630
Crown Holdings, Inc.*	2,226	127,082
Graphic Packaging Holding Co.	5,139	71,895
Owens-Illinois, Inc.*	2,522	46,380
Sealed Air Corp.	3,146	144,150
Sonoco Products Co.	1,608	84,951
WestRock Co.	3,916	189,848

		1,159,037

Metals & Mining (0.4%)
Compass Minerals International, Inc.(x)	526	38,766
Nucor Corp.	4,957	245,124
Reliance Steel & Aluminum Co.	1,154	83,122
Steel Dynamics, Inc.	3,887	97,136

		464,148

Paper & Forest Products (0.0%)
Domtar Corp.	974	36,165

Total Materials		4,487,873

Real Estate (0.1%)
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	2,749	76,917
Howard Hughes Corp.*	315	36,067
Jones Lang LaSalle, Inc.	397	45,175
Realogy Holdings Corp.	1,293	33,437

Total Real Estate		191,596

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	40,184	1,631,872
CenturyLink, Inc.	3,587	98,392
Frontier Communications Corp.(x)	7,657	31,853
Level 3 Communications, Inc.*	1,903	88,261
SBA Communications Corp., Class A*	819	91,859
Verizon Communications, Inc.	26,608	1,383,084
Zayo Group Holdings, Inc.*	744	22,104

		3,347,425

Wireless Telecommunication Services (0.1%)
Sprint Corp.(x)*	4,111	27,256
Telephone & Data Systems, Inc.	636	17,286
T-Mobile US, Inc.*	1,854	86,619
U.S. Cellular Corp.*	143	5,197

		136,358

Total Telecommunication Services		3,483,783

Utilities (3.7%)
Electric Utilities (0.6%)
Alliant Energy Corp.	6,465	247,674
ITC Holdings Corp.	4,362	202,746
OGE Energy Corp.	5,680	179,601
Portland General Electric Co.	2,469	105,155

		735,176

Gas Utilities (0.8%)
Atmos Energy Corp.	2,953	219,910
New Jersey Resources Corp.	2,390	78,535
ONE Gas, Inc.	1,448	89,544
Piedmont Natural Gas Co., Inc.	2,363	141,875
Southwest Gas Corp.	1,322	92,355
Spire, Inc.	1,259	80,249
UGI Corp.	4,927	222,897
WGL Holdings, Inc.	1,398	87,655

		1,013,020

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	18,745	240,873
NRG Energy, Inc.	8,745	98,032
NRG Yield, Inc., Class A	5,212	85,060

		423,965

Multi-Utilities (1.6%)
CenterPoint Energy, Inc.	12,249	284,544
CMS Energy Corp.	7,958	334,316
Consolidated Edison, Inc.	8,664	652,399
Sempra Energy	7,109	762,014

		2,033,273

Water Utilities (0.4%)
American Water Works Co., Inc.	5,060	378,690
Aqua America, Inc.	4,923	150,053

		528,743

Total Utilities		4,734,177

Total Common Stocks (99.8%) (Cost $90,370,821)		129,344,361

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Shares)(b)*†	2,090	731
Safeway, Inc. (PDC subsidiary) (Contingent Value Shares)(b)*†	2,090	102

Total Consumer Staples		833

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	860	$716

Total Health Care		716

Total Rights (0.0%) (Cost $—)		1,549

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	178,124	178,124

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $150,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $153,000.(xx)	$150,000	150,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $200,012, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $100,004, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19-3/16/26; total market value $102,000.(xx)	100,000	100,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $819,113, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $835,465.(xx)	819,083	819,083
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $400,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $408,022.(xx)	400,000	400,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $150,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $153,000.(xx)	150,000	150,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $200,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $204,004.(xx)	$200,000	$200,000

Total Repurchase Agreements		2,019,083

Total Short-Term Investments (1.7%) (Cost $2,197,207)		2,197,207

Total Investments (101.5%) (Cost $92,568,028)		131,543,117
Other Assets Less Liabilities (-1.5%)		(1,966,353)

Net Assets (100%)		$129,576,764

*	Non-income producing.

†	Securities (totaling $1,549 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $2,154,750. This was secured by collateral of $2,019,083 which was received as cash and subsequently invested in short-term investments currently valued at $2,019,083, as reported in the Portfolio of Investments, and $186,817 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/13/16-5/15/46.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,305,018	$—	$—	$18,305,018
Consumer Staples	13,039,266	—	—	13,039,266
Energy	4,071,593	—	—	4,071,593
Financials	18,055,273	—	—	18,055,273
Health Care	19,093,993	—	—	19,093,993
Industrials	13,610,562	—	—	13,610,562
Information Technology	30,271,227	—	—	30,271,227
Materials	4,487,873	—	—	4,487,873
Real Estate	191,596	—	—	191,596
Telecommunication Services	3,483,783	—	—	3,483,783
Utilities	4,734,177	—	—	4,734,177
Rights
Consumer Staples	—	—	833	833
Health Care	—	—	716	716
Short-Term Investments
Investment Companies	178,124	—	—	178,124
Repurchase Agreements	—	2,019,083	—	2,019,083

Total Assets	$129,522,485	$2,019,083	$1,549	$131,543,117

Total Liabilities	$—	$—	$—	$—

Total	$129,522,485	$2,019,083	$1,549	$131,543,117

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,706,475
Aggregate gross unrealized depreciation	(3,766,212)

Net unrealized appreciation	$38,940,263

Federal income tax cost of investments	$92,602,854

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.4%)
Hotels, Restaurants & Leisure (5.7%)
Norwegian Cruise Line Holdings Ltd.*	129,000	$4,863,300
Panera Bread Co., Class A(x)*	15,600	3,037,632
Starbucks Corp.	127,180	6,885,525
Wynn Resorts Ltd.(x)	24,600	2,396,532
Yum! Brands, Inc.	33,100	3,005,811

		20,188,800

Household Durables (4.4%)
Lennar Corp., Class A	51,100	2,163,574
Newell Brands, Inc.	157,881	8,314,014
Whirlpool Corp.	31,712	5,142,418

		15,620,006

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	3,607	3,020,177
Priceline Group, Inc.*	1,300	1,912,937

		4,933,114

Media (5.5%)
Charter Communications, Inc., Class A*	32,413	8,750,538
Comcast Corp., Class A	51,300	3,403,242
Gannett Co., Inc.	156,460	1,821,194
Scripps Networks Interactive, Inc., Class A	53,709	3,409,985
Sirius XM Holdings, Inc.(x)*	536,496	2,237,188

		19,622,147

Multiline Retail (0.9%)
Dollar General Corp.	48,600	3,401,514

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	16,400	2,445,568

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	54,642	2,876,901

Total Consumer Discretionary		69,088,050

Consumer Staples (4.1%)
Food Products (0.6%)
Mondelez International, Inc., Class A	47,790	2,097,981

Household Products (1.8%)
Procter & Gamble Co.	69,862	6,270,115

Tobacco (1.7%)
Philip Morris International, Inc.	64,200	6,241,524

Total Consumer Staples		14,609,620

Energy (7.5%)
Energy Equipment & Services (1.7%)
Ensco plc, Class A	66,254	563,159
Halliburton Co.	59,775	2,682,702
Schlumberger Ltd.	33,775	2,656,066

		5,901,927

Oil, Gas & Consumable Fuels (5.8%)
Chevron Corp.	43,500	4,477,020
ConocoPhillips Co.	32,400	1,408,428
Enbridge, Inc.	50,300	2,224,769
EOG Resources, Inc.	54,500	5,270,695
Kinder Morgan, Inc.	121,100	2,801,043
Noble Energy, Inc.	56,459	2,017,845
Occidental Petroleum Corp.	35,600	2,595,952

		20,795,752

Total Energy		26,697,679

Financials (12.6%)
Banks (2.5%)
CIT Group, Inc.	104,000	3,775,200
JPMorgan Chase & Co.	31,164	2,075,211
Wells Fargo & Co.	69,408	3,073,386

		8,923,797

Capital Markets (4.4%)
CME Group, Inc./Illinois	27,274	2,850,679
Goldman Sachs Group, Inc.	28,386	4,577,810
Intercontinental Exchange, Inc.	13,300	3,582,488
Invesco Ltd.	60,500	1,891,835
Moody’s Corp.	24,700	2,674,516

		15,577,328

Consumer Finance (1.1%)
Discover Financial Services	18,400	1,040,520
Synchrony Financial	102,000	2,856,000

		3,896,520

Insurance (4.6%)
Aon plc	59,758	6,722,177
Chubb Ltd.	39,931	5,017,330
Marsh & McLennan Cos., Inc.	69,068	4,644,823

		16,384,330

Total Financials		44,781,975

Health Care (13.0%)
Biotechnology (5.5%)
Agios Pharmaceuticals, Inc.(x)*	61,500	3,248,430
Incyte Corp.*	101,000	9,523,290
Kite Pharma, Inc.(x)*	59,800	3,340,428
Ultragenyx Pharmaceutical, Inc.(x)*	48,800	3,461,872

		19,574,020

Health Care Equipment & Supplies (2.3%)
Danaher Corp.	54,129	4,243,172
Medtronic plc	47,500	4,104,000

		8,347,172

Health Care Providers & Services (2.8%)
Aetna, Inc.	31,800	3,671,310
DaVita, Inc.*	52,800	3,488,496
Express Scripts Holding Co.*	37,547	2,648,190

		9,807,996

Health Care Technology (1.5%)
Cerner Corp.*	86,114	5,317,540

Pharmaceuticals (0.9%)
Eli Lilly & Co.	42,000	3,370,920

Total Health Care		46,417,648

Industrials (10.3%)
Aerospace & Defense (3.7%)
Hexcel Corp.	116,238	5,149,344
TransDigm Group, Inc.*	27,500	7,950,800

		13,100,144

Air Freight & Logistics (0.1%)
C.H. Robinson Worldwide, Inc.	5,900	415,714

Commercial Services & Supplies (1.0%)
Waste Connections, Inc.	49,491	3,696,978

Electrical Equipment (1.4%)
Eaton Corp. plc	78,089	5,131,228

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (0.9%)
IDEX Corp.	32,209	$3,013,796

Professional Services (1.2%)
Nielsen Holdings plc	80,016	4,286,457

Road & Rail (2.0%)
Canadian National Railway Co.(x)	40,300	2,635,620
Union Pacific Corp.	45,400	4,427,862

		7,063,482

Total Industrials		36,707,799

Information Technology (20.3%)
Electronic Equipment, Instruments & Components (2.2%)
Jabil Circuit, Inc.	229,213	5,001,428
Trimble Navigation Ltd.*	97,300	2,778,888

		7,780,316

Internet Software & Services (1.4%)
Alphabet, Inc., Class A*	468	376,300
Alphabet, Inc., Class C*	4,079	3,170,566
VeriSign, Inc.(x)*	20,643	1,615,108

		5,161,974

IT Services (4.3%)
Accenture plc, Class A	38,046	4,648,080
Cognizant Technology Solutions Corp., Class A*	46,400	2,213,744
Jack Henry & Associates, Inc.	37,081	3,172,279
Visa, Inc., Class A	65,064	5,380,793

		15,414,896

Semiconductors & Semiconductor Equipment (7.2%)
Analog Devices, Inc.	36,100	2,326,645
ASML Holding N.V. (N.Y. Shares)	56,494	6,190,612
Broadcom Ltd.	72,688	12,540,134
ON Semiconductor Corp.*	381,302	4,697,641

		25,755,032

Software (1.7%)
Microsoft Corp.	66,900	3,853,440
Mobileye N.V.*	27,900	1,187,703
Tableau Software, Inc., Class A*	16,400	906,428

		5,947,571

Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	70,328	7,950,580
Hewlett Packard Enterprise Co.	67,300	1,531,075
HP, Inc.	67,300	1,045,169
NetApp, Inc.	52,100	1,866,222

		12,393,046

Total Information Technology		72,452,835

Materials (3.8%)
Chemicals (3.0%)
Monsanto Co.	55,713	5,693,868
Potash Corp. of Saskatchewan, Inc.	175,200	2,859,264
Praxair, Inc.	17,700	2,138,691

		10,691,823

Metals & Mining (0.8%)
Allegheny Technologies, Inc.(x)	56,183	1,015,227
Barrick Gold Corp.	25,369	449,539
Freeport-McMoRan, Inc.	20,124	218,546
Nucor Corp.	21,717	1,073,906

		2,757,218

Total Materials		13,449,041

Real Estate (5.4%)
Equity Real Estate Investment Trusts (REITs) (5.4%)
American Tower Corp. (REIT)	79,995	9,065,833
Crown Castle International Corp. (REIT)	59,600	5,614,916
Iron Mountain, Inc. (REIT)	74,500	2,795,985
Outfront Media, Inc. (REIT)	78,000	1,844,700

Total Real Estate		19,321,434

Utilities (1.6%)
Independent Power and Renewable Electricity Producers (0.9%)
AES Corp.	245,600	3,155,960

Multi-Utilities (0.7%)
Sempra Energy	25,400	2,722,626

Total Utilities		5,878,586

Total Common Stocks (98.0%) (Cost $251,821,151)		349,404,667

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	5,064,126	5,064,126

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.2%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,500,146, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,550,000.(xx)	2,500,000	2,500,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,200,050, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19-3/16/26; total market value $1,224,001.(xx)	1,200,000	1,200,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $3,464,775, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $3,533,944.(xx)	3,464,646	3,464,646
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,040,111.(xx)	2,000,000	2,000,000

Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,500,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,530,000.(xx)	1,500,000	1,500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,300,038, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,326,000.(xx)	1,300,000	1,300,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		14,964,646

Total Short-Term Investments (5.6%) (Cost $20,028,772)		20,028,772

Total Investments (103.6%) (Cost $271,849,923)		369,433,439
Other Assets Less Liabilities (-3.6%)		(12,732,321)

Net Assets (100%)		$356,701,118

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $14,638,690. This was secured by collateral of $14,964,646 which was received as cash and subsequently invested in short-term investments currently valued at $14,964,646, as reported in the Portfolio of Investments.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$69,088,050	$—	$—	$69,088,050
Consumer Staples	14,609,620	—	—	14,609,620
Energy	26,697,679	—	—	26,697,679
Financials	44,781,975	—	—	44,781,975
Health Care	46,417,648	—	—	46,417,648
Industrials	36,707,799	—	—	36,707,799
Information Technology	72,452,835	—	—	72,452,835
Materials	13,449,041	—	—	13,449,041
Real Estate	19,321,434	—	—	19,321,434
Utilities	5,878,586	—	—	5,878,586
Short-Term Investments
Investment Companies	5,064,126	—	—	5,064,126
Repurchase Agreements	—	14,964,646	—	14,964,646

Total Assets	$354,468,793	$14,964,646	$—	$369,433,439

Total Liabilities	$—	$—	$—	$—

Total	$354,468,793	$14,964,646	$—	$369,433,439

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,288,396
Aggregate gross unrealized depreciation	(13,526,952)

Net unrealized appreciation	$97,761,444

Federal income tax cost of investments	$271,671,995

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.5%)
BorgWarner, Inc.	56,860	$2,000,335
Cooper Tire & Rubber Co.	10,400	395,408
Dana, Inc.	52,900	824,711
Delphi Automotive plc	64,400	4,593,008
Drew Industries, Inc.	5,500	539,110
Federal-Mogul Holdings Corp.*	31,000	297,910
Gentex Corp.	75,600	1,327,536
Gentherm, Inc.*	8,600	270,212
Goodyear Tire & Rubber Co.	69,700	2,251,310
Johnson Controls International plc	217,537	10,121,996
Lear Corp.	17,200	2,084,984
Tenneco, Inc.*	14,900	868,223
Visteon Corp.	12,600	902,916

		26,477,659

Automobiles (0.6%)
Ford Motor Co.	929,936	11,224,328
General Motors Co.	329,900	10,480,923
Harley-Davidson, Inc.	45,350	2,384,956
Tesla Motors, Inc.(x)*	27,500	5,610,825
Thor Industries, Inc.	14,600	1,236,620

		30,937,652

Distributors (0.1%)
Core-Mark Holding Co., Inc.	11,000	393,800
Genuine Parts Co.	35,800	3,596,110
LKQ Corp.*	73,700	2,613,402
Pool Corp.	10,400	983,008

		7,586,320

Diversified Consumer Services (0.1%)
Apollo Education Group, Inc.(x)*	26,330	209,323
Bright Horizons Family Solutions, Inc.*	9,500	635,455
DeVry Education Group, Inc.(x)	16,100	371,266
Graham Holdings Co., Class B	1,000	481,370
Grand Canyon Education, Inc.*	12,900	521,031
H&R Block, Inc.	55,850	1,292,928
Houghton Mifflin Harcourt Co.*	28,400	380,844
Service Corp. International	56,100	1,488,894
ServiceMaster Global Holdings, Inc.*	31,800	1,071,024
Sotheby’s, Inc.(x)	12,100	460,042

		6,912,177

Hotels, Restaurants & Leisure (2.0%)
Aramark	56,900	2,163,907
Bloomin’ Brands, Inc.	30,200	520,648
Boyd Gaming Corp.*	11,900	235,382
Brinker International, Inc.(x)	20,490	1,033,311
Buffalo Wild Wings, Inc.*	6,100	858,514
Carnival Corp.	94,160	4,596,891
Cheesecake Factory, Inc.	12,800	640,768
Chipotle Mexican Grill, Inc.(x)*	6,600	2,795,100
Choice Hotels International, Inc.	6,000	270,480
Churchill Downs, Inc.	3,200	468,320
Cracker Barrel Old Country Store, Inc.(x)	5,800	766,876
Darden Restaurants, Inc.	33,250	2,038,890
Dave & Buster’s Entertainment, Inc.*	8,800	344,784
Domino’s Pizza, Inc.	13,000	1,974,050
Dunkin’ Brands Group, Inc.	21,300	1,109,304
Extended Stay America, Inc.(x)	4,600	65,320
Hilton Worldwide Holdings, Inc.	126,400	2,898,352
Hyatt Hotels Corp., Class A(x)*	4,600	226,412
International Game Technology plc	22,100	538,798
Interval Leisure Group, Inc.	19,220	330,007
Jack in the Box, Inc.	9,900	949,806
La Quinta Holdings, Inc.*	22,800	254,904
Las Vegas Sands Corp.	89,000	5,121,060
Marriott International, Inc., Class A	79,605	5,359,805
McDonald’s Corp.	208,921	24,101,127
MGM Resorts International*	111,400	2,899,742
Norwegian Cruise Line Holdings Ltd.*	37,300	1,406,210
Panera Bread Co., Class A(x)*	7,100	1,382,512
Papa John’s International, Inc.	7,600	599,260
Red Rock Resorts, Inc., Class A(x)	17,500	412,825
Royal Caribbean Cruises Ltd.	41,650	3,121,668
Shake Shack, Inc., Class A(x)*	6,900	239,223
Six Flags Entertainment Corp.	16,884	905,151
Sonic Corp.	9,800	256,564
Starbucks Corp.	335,800	18,180,212
Texas Roadhouse, Inc.	18,200	710,346
Vail Resorts, Inc.	10,200	1,600,176
Wendy’s Co.	47,800	516,240
Wyndham Worldwide Corp.	25,870	1,741,827
Wynn Resorts Ltd.(x)	22,100	2,152,982
Yum! Brands, Inc.	90,840	8,249,180

		104,036,934

Household Durables (0.6%)
CalAtlantic Group, Inc.	20,779	694,850
D.R. Horton, Inc.	88,100	2,660,620
Garmin Ltd.(x)	26,100	1,255,671
GoPro, Inc., Class A(x)*	21,700	361,956
Harman International Industries, Inc.	19,190	1,620,596
Helen of Troy Ltd.*	6,000	517,020
Leggett & Platt, Inc.	33,200	1,513,256
Lennar Corp., Class A	49,300	2,087,362
Meritage Homes Corp.*	8,300	288,010
Mohawk Industries, Inc.*	14,800	2,965,032
Newell Brands, Inc.	103,290	5,439,251
NVR, Inc.*	1,000	1,639,870
PulteGroup, Inc.	81,000	1,623,240
Taylor Morrison Home Corp., Class A*	20,300	357,280
Tempur Sealy International, Inc.(x)*	17,200	975,928
Toll Brothers, Inc.*	44,200	1,319,812
TopBuild Corp.*	9,711	322,405
TRI Pointe Group, Inc.*	38,000	500,840
Tupperware Brands Corp.	15,000	980,550
Whirlpool Corp.	17,420	2,824,827

		29,948,376

Internet & Direct Marketing Retail (2.1%)
Amazon.com, Inc.*	91,180	76,345,926
Expedia, Inc.	28,743	3,354,883
Groupon, Inc.(x)*	85,600	440,840
HSN, Inc.	8,700	346,260
Liberty Interactive Corp. QVC Group*	104,230	2,085,642
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	380,234
Liberty Ventures*	36,144	1,441,061
Netflix, Inc.*	95,900	9,450,945
Priceline Group, Inc.*	11,680	17,187,003
Shutterfly, Inc.*	5,500	245,520
TripAdvisor, Inc.*	26,605	1,680,904

		112,959,218

Leisure Products (0.1%)
Brunswick Corp.	22,600	1,102,428
Hasbro, Inc.	27,100	2,149,843
Mattel, Inc.	79,800	2,416,344
Polaris Industries, Inc.(x)	16,100	1,246,784

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vista Outdoor, Inc.*	18,200	$725,452

		7,640,851

Media (2.9%)
AMC Entertainment Holdings, Inc., Class A	12,300	382,407
AMC Networks, Inc., Class A*	14,712	762,964
Cable One, Inc.	900	525,600
CBS Corp. (Non-Voting), Class B	94,920	5,195,921
Charter Communications, Inc., Class A*	47,175	12,735,835
Cinemark Holdings, Inc.	31,500	1,205,820
Clear Channel Outdoor Holdings, Inc., Class A	59,900	349,816
Comcast Corp., Class A	567,424	37,642,908
Discovery Communications, Inc., Class A(x)*	37,900	1,020,268
Discovery Communications, Inc., Class C*	59,800	1,573,338
DISH Network Corp., Class A*	55,660	3,049,055
Gannett Co., Inc.	28,050	326,502
IMAX Corp.(x)*	8,400	243,348
Interpublic Group of Cos., Inc.	98,800	2,208,180
John Wiley & Sons, Inc., Class A	17,000	877,370
Liberty Broadband Corp.*	28,648	2,041,951
Liberty Media Group, Class A*	12,074	345,920
Liberty Media Group, Class C*	12,348	347,473
Liberty SiriusXM Group, Class A*	24,697	839,204
Liberty SiriusXM Group, Class C*	49,394	1,650,253
Lions Gate Entertainment Corp.(x)	22,800	455,772
Live Nation Entertainment, Inc.*	33,200	912,336
Madison Square Garden Co., Class A*	5,929	1,004,432
Media General, Inc.*	25,400	468,122
Meredith Corp.	9,100	473,109
MSG Networks, Inc., Class A*	17,787	331,016
New York Times Co., Class A	32,800	391,960
News Corp., Class A	93,361	1,305,187
News Corp., Class B	25,600	364,032
Nexstar Broadcasting Group, Inc., Class A(x)	7,500	432,825
Omnicom Group, Inc.	59,900	5,091,500
Regal Entertainment Group, Class A(x)	3,600	78,300
Scripps Networks Interactive, Inc., Class A	24,100	1,530,109
Sinclair Broadcast Group, Inc., Class A(x)	19,400	560,272
Sirius XM Holdings, Inc.(x)*	418,100	1,743,477
Starz, Class A*	21,397	667,372
TEGNA, Inc.	56,100	1,226,346
Time Warner, Inc.	185,926	14,801,569
Tribune Media Co., Class A(x)	19,600	715,792
Twenty-First Century Fox, Inc., Class A	264,026	6,394,710
Twenty-First Century Fox, Inc., Class B	117,700	2,911,898
Viacom, Inc., Class A(x)	300	12,846
Viacom, Inc., Class B	84,360	3,214,116
Walt Disney Co.	382,068	35,478,834

		153,890,065

Multiline Retail (0.5%)
Big Lots, Inc.(x)	15,500	740,125
Dillard’s, Inc., Class A(x)	5,000	315,050
Dollar General Corp.	67,300	4,710,327
Dollar Tree, Inc.*	55,523	4,382,430
J.C. Penney Co., Inc.(x)*	63,200	582,704
Kohl’s Corp.	44,910	1,964,813
Macy’s, Inc.	74,400	2,756,520
Nordstrom, Inc.(x)	33,690	1,747,837
Ollie’s Bargain Outlet Holdings, Inc.*	10,000	262,100
Sears Holdings Corp.(x)*	16,200	185,652
Target Corp.	140,960	9,681,133

		27,328,691

Specialty Retail (2.4%)
Aaron’s, Inc.	10,700	271,994
Advance Auto Parts, Inc.	17,850	2,661,792
American Eagle Outfitters, Inc.(x)	60,700	1,084,102
Ascena Retail Group, Inc.(x)*	40,768	227,893
AutoNation, Inc.*	18,900	920,619
AutoZone, Inc.*	6,890	5,293,863
Bed Bath & Beyond, Inc.	36,650	1,579,982
Best Buy Co., Inc.	71,710	2,737,888
Burlington Stores, Inc.*	18,400	1,490,768
Cabela’s, Inc.*	12,000	659,160
CarMax, Inc.*	51,250	2,734,187
Chico’s FAS, Inc.	33,850	402,815
Children’s Place, Inc.	5,200	415,324
CST Brands, Inc.	18,058	868,409
Dick’s Sporting Goods, Inc.	22,400	1,270,528
DSW, Inc., Class A	15,200	311,296
Express, Inc.*	22,700	267,633
Five Below, Inc.*	14,100	568,089
Foot Locker, Inc.	33,700	2,282,164
GameStop Corp., Class A(x)	33,700	929,783
Gap, Inc.(x)	51,790	1,151,810
Genesco, Inc.*	4,600	250,516
Group 1 Automotive, Inc.	5,800	370,504
Guess?, Inc.	3,200	46,752
Home Depot, Inc.	293,060	37,710,961
L Brands, Inc.	58,690	4,153,491
Lithia Motors, Inc., Class A	5,700	544,464
Lowe’s Cos., Inc.	210,040	15,166,988
Michaels Cos., Inc.*	14,700	355,299
Monro Muffler Brake, Inc.	5,300	324,201
Murphy USA, Inc.*	8,655	617,621
Office Depot, Inc.	132,429	472,772
O’Reilly Automotive, Inc.*	22,250	6,232,447
Penske Automotive Group, Inc.(x)	8,900	428,802
Restoration Hardware Holdings, Inc.(x)*	8,200	283,556
Ross Stores, Inc.	92,520	5,949,036
Sally Beauty Holdings, Inc.*	34,500	885,960
Signet Jewelers Ltd.	20,880	1,556,186
Staples, Inc.	155,950	1,333,373
Tiffany & Co.(x)	25,500	1,852,065
TJX Cos., Inc.	154,300	11,538,554
Tractor Supply Co.	34,300	2,310,105
Ulta Salon Cosmetics & Fragrance, Inc.*	13,700	3,260,326
Urban Outfitters, Inc.*	20,450	705,934
Williams-Sonoma, Inc.(x)	26,900	1,374,052

		125,854,064

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	15,680	1,359,613
Coach, Inc.	65,220	2,384,443
Columbia Sportswear Co.(x)	6,800	385,832
Deckers Outdoor Corp.*	5,600	333,480
Fossil Group, Inc.(x)*	9,900	274,923
G-III Apparel Group Ltd.*	9,600	279,840
Hanesbrands, Inc.	102,400	2,585,600
Kate Spade & Co.*	29,900	512,187
lululemon athletica, Inc.(x)*	27,100	1,652,558
Michael Kors Holdings Ltd.*	43,500	2,035,365

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NIKE, Inc., Class B	311,820	$16,417,323
PVH Corp.	20,781	2,296,301
Ralph Lauren Corp.	15,370	1,554,522
Skechers USA, Inc., Class A*	30,600	700,740
Steven Madden Ltd.*	9,202	318,021
Under Armour, Inc., Class A(x)*	44,900	1,736,732
Under Armour, Inc., Class C*	45,218	1,531,081
VF Corp.	82,300	4,612,915
Wolverine World Wide, Inc.	27,700	637,931

		41,609,407

Total Consumer Discretionary		675,181,414

Consumer Staples (8.7%)
Beverages (1.9%)
Boston Beer Co., Inc., Class A(x)*	100	15,526
Brown-Forman Corp., Class A	13,400	666,650
Brown-Forman Corp., Class B	46,800	2,220,192
Coca-Cola Bottling Co. Consolidated	300	44,448
Coca-Cola Co.	917,740	38,838,757
Constellation Brands, Inc., Class A	39,000	6,493,110
Dr. Pepper Snapple Group, Inc.	46,010	4,201,173
Molson Coors Brewing Co., Class B	40,350	4,430,430
Monster Beverage Corp.*	36,700	5,387,927
National Beverage Corp.(x)*	1,300	57,265
PepsiCo, Inc.	340,090	36,991,589

		99,347,067

Food & Staples Retailing (1.9%)
Casey’s General Stores, Inc.	9,800	1,177,470
Costco Wholesale Corp.	104,050	15,868,665
CVS Health Corp.	252,710	22,488,663
Kroger Co.	223,720	6,640,010
Performance Food Group Co.*	9,100	225,680
PriceSmart, Inc.	300	25,128
Rite Aid Corp.*	254,100	1,954,029
Smart & Final Stores, Inc.(x)*	2,600	33,202
SpartanNash Co.	2,100	60,732
Sprouts Farmers Market, Inc.*	37,300	770,245
Sysco Corp.	123,450	6,050,284
United Natural Foods, Inc.*	11,600	464,464
US Foods Holding Corp.*	8,300	195,963
Walgreens Boots Alliance, Inc.	203,880	16,436,806
Wal-Mart Stores, Inc.	356,220	25,690,586
Weis Markets, Inc.	700	37,100
Whole Foods Market, Inc.	77,400	2,194,290

		100,313,317

Food Products (1.7%)
Archer-Daniels-Midland Co.	137,460	5,796,688
B&G Foods, Inc.	13,900	683,602
Blue Buffalo Pet Products, Inc.*	1,800	42,768
Bunge Ltd.	34,980	2,071,866
Calavo Growers, Inc.	500	32,715
Campbell Soup Co.	41,300	2,259,110
ConAgra Foods, Inc.	103,050	4,854,686
Darling Ingredients, Inc.*	28,800	389,088
Flowers Foods, Inc.(x)	47,400	716,688
Fresh Del Monte Produce, Inc.	7,500	449,250
General Mills, Inc.	143,800	9,185,944
Hain Celestial Group, Inc.*	25,800	917,964
Hershey Co.	35,250	3,369,900
Hormel Foods Corp.	64,600	2,450,278
Ingredion, Inc.	17,300	2,301,938
J&J Snack Foods Corp.	2,200	262,064
J.M. Smucker Co.	29,127	3,947,874
Kellogg Co.	60,200	4,663,694
Kraft Heinz Co.	141,036	12,624,132
Lancaster Colony Corp.	4,500	594,405
McCormick & Co., Inc. (Non-Voting)	30,250	3,022,580
Mead Johnson Nutrition Co.	44,000	3,476,440
Mondelez International, Inc., Class A	351,710	15,440,069
Pilgrim’s Pride Corp.	600	12,672
Pinnacle Foods, Inc.	28,400	1,424,828
Post Holdings, Inc.*	14,800	1,142,116
Sanderson Farms, Inc.(x)	4,600	443,118
Seaboard Corp.*	100	344,000
Snyder’s-Lance, Inc.	19,530	655,817
Tootsie Roll Industries, Inc.(x)	1,800	66,294
TreeHouse Foods, Inc.*	13,300	1,159,627
Tyson Foods, Inc., Class A	69,900	5,219,433
WhiteWave Foods Co.*	39,703	2,161,034

		92,182,682

Household Products (1.7%)
Church & Dwight Co., Inc.	60,200	2,884,784
Clorox Co.	30,150	3,774,177
Colgate-Palmolive Co.	204,320	15,148,285
Energizer Holdings, Inc.	16,450	821,842
HRG Group, Inc.*	20,500	321,850
Kimberly-Clark Corp.	85,600	10,797,584
Procter & Gamble Co.(x)	624,680	56,065,030
Spectrum Brands Holdings, Inc.	6,200	853,678

		90,667,230

Personal Products (0.1%)
Avon Products, Inc.	102,200	578,452
Edgewell Personal Care Co.*	16,450	1,308,104
Estee Lauder Cos., Inc., Class A	50,800	4,498,848
Herbalife Ltd.(x)*	17,200	1,066,228
Nu Skin Enterprises, Inc., Class A(x)	15,500	1,004,090
Revlon, Inc., Class A*	600	22,068

		8,477,790

Tobacco (1.4%)
Altria Group, Inc.	456,990	28,895,478
Philip Morris International, Inc.	361,930	35,186,835
Reynolds American, Inc.	200,044	9,432,074
Vector Group Ltd.(x)	21,940	472,363

		73,986,750

Total Consumer Staples		464,974,836

Energy (6.6%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	16,900	221,052
Atwood Oceanics, Inc.(x)	16,000	139,040
Baker Hughes, Inc.	104,384	5,268,261
Bristow Group, Inc.(x)	7,100	99,542
Diamond Offshore Drilling, Inc.(x)	17,300	304,653
Dril-Quip, Inc.*	12,800	713,472
Ensco plc, Class A	57,000	484,500
Era Group, Inc.*	1,200	9,660
Exterran Corp.*	8,450	132,496
FMC Technologies, Inc.*	62,800	1,863,276
Forum Energy Technologies, Inc.*	17,700	351,522
Frank’s International N.V.(x)	8,100	105,300
Halliburton Co.	202,630	9,094,035
Helmerich & Payne, Inc.(x)	28,600	1,924,780
McDermott International, Inc.*	12,700	63,627
Nabors Industries Ltd.	78,990	960,518
National Oilwell Varco, Inc.	96,680	3,552,023
Noble Corp. plc	58,900	373,426
Oceaneering International, Inc.	24,600	676,746
Oil States International, Inc.*	7,200	227,304
Patterson-UTI Energy, Inc.	45,900	1,026,783
Rowan Cos., plc, Class A	8,400	127,344
RPC, Inc.(x)*	20,400	342,720
Schlumberger Ltd.	329,255	25,892,613

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SEACOR Holdings, Inc.*	1,500	$89,235
Seadrill Ltd.(x)*	22,200	52,614
Superior Energy Services, Inc.	42,271	756,651
Transocean Ltd.(x)*	81,000	863,460
U.S. Silica Holdings, Inc.(x)	14,900	693,744
Weatherford International plc*	188,500	1,059,370

		57,469,767

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	121,580	7,703,309
Antero Resources Corp.*	38,500	1,037,575
Apache Corp.	91,780	5,861,989
Cabot Oil & Gas Corp.	108,700	2,804,460
California Resources Corp.(x)*	9,724	121,550
Callon Petroleum Co.*	29,100	456,870
Carrizo Oil & Gas, Inc.*	11,400	463,068
Cheniere Energy, Inc.(x)*	46,900	2,044,840
Chesapeake Energy Corp.(x)*	137,210	860,307
Chevron Corp.	439,200	45,202,464
Cimarex Energy Co.	24,260	3,259,816
Concho Resources, Inc.*	29,200	4,010,620
ConocoPhillips	295,176	12,831,301
CONSOL Energy, Inc.(x)	54,000	1,036,800
Continental Resources, Inc.(x)*	20,200	1,049,592
Delek U.S. Holdings, Inc.	9,400	162,526
Devon Energy Corp.	122,830	5,418,031
Diamondback Energy, Inc.*	18,200	1,757,028
Energen Corp.	20,400	1,177,488
EOG Resources, Inc.	130,700	12,639,997
EP Energy Corp., Class A(x)*	56,000	245,280
EQT Corp.	40,400	2,933,848
Exxon Mobil Corp.#	971,965	84,833,105
Golar LNG Ltd.(x)	21,900	464,280
Gulfport Energy Corp.*	29,500	833,375
Hess Corp.	66,220	3,550,716
HollyFrontier Corp.(x)	53,732	1,316,434
Kinder Morgan, Inc.	452,671	10,470,280
Kosmos Energy Ltd.(x)*	41,000	262,810
Laredo Petroleum, Inc.*	30,700	396,030
Marathon Oil Corp.	198,290	3,134,965
Marathon Petroleum Corp.	132,190	5,365,592
Matador Resources Co.*	18,100	440,554
Murphy Oil Corp.	50,920	1,547,968
Newfield Exploration Co.*	46,550	2,023,063
Noble Energy, Inc.	104,228	3,725,109
Oasis Petroleum, Inc.(x)*	42,800	490,916
Occidental Petroleum Corp.	180,560	13,166,435
ONEOK, Inc.	56,500	2,903,535
Parsley Energy, Inc., Class A*	35,500	1,189,605
PBF Energy, Inc., Class A(x)	22,900	518,456
PDC Energy, Inc.*	9,900	663,894
Phillips 66	106,088	8,545,388
Pioneer Natural Resources Co.	37,250	6,915,463
QEP Resources, Inc.	53,400	1,042,902
Range Resources Corp.	49,600	1,922,000
Rice Energy, Inc.*	27,900	728,469
RSP Permian, Inc.*	15,600	604,968
Scorpio Tankers, Inc.	24,200	112,046
SemGroup Corp., Class A	9,800	346,528
Ship Finance International Ltd.(x)	10,100	148,773
SM Energy Co.	15,700	605,706
Southwestern Energy Co.*	114,550	1,585,372
Spectra Energy Corp.	165,200	7,062,300
Targa Resources Corp.	37,900	1,861,269
Teekay Corp.	10,600	81,726
Tesoro Corp.	29,810	2,371,684
Valero Energy Corp.	113,930	6,038,290
Whiting Petroleum Corp.(x)*	46,995	410,736
Williams Cos., Inc.	162,200	4,984,406
World Fuel Services Corp.	17,900	828,054
WPX Energy, Inc.*	64,033	844,595

		297,416,556

Total Energy		354,886,323

Financials (13.2%)
Banks (5.4%)
1st Source Corp.	100	3,569
Ameris Bancorp(x)	500	17,475
Arrow Financial Corp.	206	6,763
Associated Banc-Corp.	40,500	793,395
Banc of California, Inc.	5,800	101,268
Banco Latinoamericano de Comercio Exterior S.A., Class E	100	2,818
BancorpSouth, Inc.	31,550	731,960
Bank of America Corp.	2,420,392	37,879,135
Bank of Hawaii Corp.(x)	12,700	922,274
Bank of the Ozarks, Inc.	17,400	668,160
BankUnited, Inc.	26,500	800,300
Banner Corp.	4,000	174,960
BB&T Corp.	196,879	7,426,276
Blue Hills Bancorp, Inc.(x)	1,400	21,028
BOK Financial Corp.(x)	6,050	417,269
Boston Private Financial Holdings, Inc.	400	5,132
Bridge Bancorp, Inc.	400	11,436
Brookline Bancorp, Inc.	29,000	353,510
Cathay General Bancorp	21,630	665,771
CenterState Banks, Inc.	400	7,092
Central Pacific Financial Corp.	900	22,671
Chemical Financial Corp.	9,614	424,266
CIT Group, Inc.	45,700	1,658,910
Citigroup, Inc.	691,472	32,658,223
Citizens Financial Group, Inc.	124,500	3,076,395
City Holding Co.	10,030	504,409
CoBiz Financial, Inc.	800	10,648
Columbia Banking System, Inc.	14,000	458,080
Comerica, Inc.	43,300	2,048,956
Commerce Bancshares, Inc./Missouri	24,079	1,186,132
Community Bank System, Inc.	8,900	428,179
Community Trust Bancorp, Inc.	400	14,844
ConnectOne Bancorp, Inc.	600	10,836
CU Bancorp*	100	2,281
Cullen/Frost Bankers, Inc.(x)	17,300	1,244,562
Customers Bancorp, Inc.*	400	10,064
CVB Financial Corp.	25,800	454,338
Eagle Bancorp, Inc.*	3,400	167,722
East West Bancorp, Inc.	39,500	1,450,045
F.N.B. Corp./Pennsylvania	48,700	599,010
FCB Financial Holdings, Inc., Class A*	6,800	261,324
Fidelity Southern Corp.	700	12,873
Fifth Third Bancorp	197,150	4,033,689
Financial Institutions, Inc.	400	10,844
First Bancorp/North Carolina	300	5,937
First BanCorp/Puerto Rico*	8,000	41,600
First Busey Corp.	6,133	138,606
First Citizens BancShares, Inc./North Carolina, Class A	2,200	646,558
First Commonwealth Financial Corp.	10,000	100,900
First Community Bancshares, Inc./Virginia	400	9,920
First Financial Bancorp	2,700	58,968
First Financial Bankshares, Inc.(x)	18,800	685,072
First Financial Corp./Indiana	9,800	398,664
First Horizon National Corp.	68,162	1,038,107

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
First Interstate BancSystem, Inc., Class A	1,200	$37,812
First Merchants Corp.	200	5,350
First Midwest Bancorp, Inc./Illinois	12,500	242,000
First of Long Island Corp.	100	3,315
First Republic Bank/California	31,800	2,452,098
Flushing Financial Corp.	600	14,232
Fulton Financial Corp.	42,300	614,196
German American Bancorp, Inc.	300	11,679
Glacier Bancorp, Inc.	20,100	573,252
Great Southern Bancorp, Inc.	300	12,210
Great Western Bancorp, Inc.	13,800	459,816
Hancock Holding Co.	24,124	782,341
Hanmi Financial Corp.	100	2,634
Heritage Financial Corp./Washington	700	12,565
Hilltop Holdings, Inc.*	18,400	413,264
Home BancShares, Inc./Arkansas	21,800	453,658
Hope Bancorp, Inc.	17,783	308,891
Huntington Bancshares, Inc./Ohio	250,591	2,470,827
IBERIABANK Corp.	8,400	563,808
Independent Bank Corp./Massachusetts(x)	1,500	81,135
Independent Bank Group, Inc.	200	8,834
International Bancshares Corp.	16,300	485,414
Investors Bancorp, Inc.	92,965	1,116,510
JPMorgan Chase & Co.	853,425	56,829,571
KeyCorp	252,202	3,069,298
Lakeland Bancorp, Inc.	600	8,424
Lakeland Financial Corp.	150	5,313
LegacyTexas Financial Group, Inc.	5,500	173,965
Live Oak Bancshares, Inc.(x)	900	12,978
M&T Bank Corp.	38,057	4,418,418
MainSource Financial Group, Inc.	600	14,970
MB Financial, Inc.	13,100	498,324
Mercantile Bank Corp.	400	10,740
NBT Bancorp, Inc.	15,100	496,337
Old National Bancorp/Indiana	23,600	331,816
Opus Bank	4,500	159,165
Pacific Premier Bancorp, Inc.*	100	2,646
PacWest Bancorp	26,596	1,141,234
Park National Corp.	300	28,800
Park Sterling Corp.	800	6,496
Peoples Bancorp, Inc./Ohio	400	9,836
People’s United Financial, Inc.	74,200	1,173,844
Pinnacle Financial Partners, Inc.	10,500	567,840
PNC Financial Services Group, Inc.	118,018	10,632,242
Popular, Inc.	24,050	919,191
Preferred Bank/California	300	10,725
PrivateBancorp, Inc.	18,000	826,560
Prosperity Bancshares, Inc.	15,900	872,751
Regions Financial Corp.	298,000	2,941,260
Renasant Corp.	1,300	43,719
Republic Bancorp, Inc./Kentucky, Class A	300	9,324
S&T Bancorp, Inc.	11,700	339,183
Sandy Spring Bancorp, Inc.	400	12,232
Seacoast Banking Corp. of Florida*	1,100	17,699
ServisFirst Bancshares, Inc.(x)	1,800	93,438
Signature Bank/New York*	12,100	1,433,245
Simmons First National Corp., Class A	1,200	59,880
South State Corp.	5,900	442,736
Sterling Bancorp/Delaware	28,800	504,000
Stock Yards Bancorp, Inc.	500	16,480
Sun Bancorp, Inc./New Jersey	300	6,918
SunTrust Banks, Inc./Georgia	122,950	5,385,210
SVB Financial Group*	13,400	1,481,236
Synovus Financial Corp.	29,000	943,370
TCF Financial Corp.	56,950	826,344
Texas Capital Bancshares, Inc.*	12,000	659,040
Tompkins Financial Corp.	6,939	530,209
Towne Bank/Virginia	16,379	393,587
TriCo Bancshares	600	16,062
TriState Capital Holdings, Inc.*	500	8,075
Trustmark Corp.	11,650	321,074
U.S. Bancorp	382,290	16,396,418
UMB Financial Corp.	10,600	630,170
Umpqua Holdings Corp.	44,690	672,584
United Bankshares, Inc./West Virginia(x)	14,100	531,147
United Community Banks, Inc./Georgia	12,500	262,750
Univest Corp. of Pennsylvania	600	14,016
Valley National Bancorp	71,829	698,896
Washington Trust Bancorp, Inc.	200	8,044
Webster Financial Corp.	25,700	976,857
Wells Fargo & Co.	1,071,219	47,433,577
WesBanco, Inc.	13,900	457,032
Westamerica Bancorp(x)	4,500	228,960
Western Alliance Bancorp*	20,800	780,832
Wintrust Financial Corp.	11,500	639,055
Yadkin Financial Corp.	6,200	162,998
Zions Bancorp	49,600	1,538,592

		286,146,798

Capital Markets (2.6%)
Affiliated Managers Group, Inc.*	13,740	1,988,178
Ameriprise Financial, Inc.	36,860	3,677,522
Artisan Partners Asset Management, Inc., Class A	9,100	247,520
Associated Capital Group, Inc., Class A	6,900	244,674
Bank of New York Mellon Corp.	246,350	9,824,438
BGC Partners, Inc., Class A	50,700	443,625
BlackRock, Inc.	29,310	10,623,703
CBOE Holdings, Inc.	20,100	1,303,485
Charles Schwab Corp.	268,134	8,464,990
CME Group, Inc./Illinois	78,165	8,169,806
Cohen & Steers, Inc.	10,700	457,425
E*TRADE Financial Corp.*	68,710	2,000,835
Eaton Vance Corp.	34,740	1,356,597
Evercore Partners, Inc., Class A	5,200	267,852
FactSet Research Systems, Inc.	10,000	1,621,000
Federated Investors, Inc., Class B	23,300	690,379
Financial Engines, Inc.(x)	13,900	412,969
Franklin Resources, Inc.	94,390	3,357,452
GAMCO Investors, Inc., Class A	6,600	187,902
Goldman Sachs Group, Inc.	90,800	14,643,316
Interactive Brokers Group, Inc., Class A	14,040	495,191
Intercontinental Exchange, Inc.	27,078	7,293,730
INTL FCStone, Inc.*	100	3,885
Invesco Ltd.	96,600	3,020,682
Investment Technology Group, Inc.	300	5,142
Janus Capital Group, Inc.	31,300	438,513
KCG Holdings, Inc., Class A*	19,400	301,282
Ladenburg Thalmann Financial Services, Inc.(x)*	500	1,155
Lazard Ltd., Class A	34,700	1,261,692
Legg Mason, Inc.	30,750	1,029,510
LPL Financial Holdings, Inc.(x)	22,800	681,948
MarketAxess Holdings, Inc.	10,860	1,798,307
Moelis & Co., Class A	5,700	153,273
Moody’s Corp.	39,750	4,304,130
Morgan Stanley	335,873	10,768,088

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Morningstar, Inc.	3,200	$253,664
MSCI, Inc.	21,334	1,790,776
Nasdaq, Inc.	29,600	1,999,184
Northern Trust Corp.	48,650	3,307,714
NorthStar Asset Management Group, Inc.	48,550	627,751
OM Asset Management plc	12,600	175,266
Piper Jaffray Cos.*	5,600	270,480
PJT Partners, Inc., Class A	200	5,454
Raymond James Financial, Inc.	29,600	1,723,016
S&P Global, Inc.	64,530	8,166,917
SEI Investments Co.	33,650	1,534,776
State Street Corp.	92,750	6,458,183
Stifel Financial Corp.*	15,339	589,785
T. Rowe Price Group, Inc.	57,080	3,795,820
TD Ameritrade Holding Corp.	67,936	2,394,065
Thomson Reuters Corp.	79,200	3,277,296
Virtu Financial, Inc., Class A	12,700	190,119
Virtus Investment Partners, Inc.(x)	100	9,786
Waddell & Reed Financial, Inc., Class A	23,920	434,387
Westwood Holdings Group, Inc.	200	10,622
WisdomTree Investments, Inc.(x)	27,400	281,946

		138,837,203

Consumer Finance (0.7%)
Ally Financial, Inc.	117,200	2,281,884
American Express Co.	192,756	12,344,094
Capital One Financial Corp.	121,970	8,761,105
Credit Acceptance Corp.(x)*	1,900	382,033
Discover Financial Services	97,370	5,506,274
Encore Capital Group, Inc.(x)*	200	4,496
FirstCash, Inc.	3,972	187,002
Green Dot Corp., Class A*	2,500	57,650
LendingClub Corp.(x)*	26,100	161,298
Navient Corp.	80,584	1,166,051
Nelnet, Inc., Class A	3,000	121,110
OneMain Holdings, Inc.*	11,300	349,735
PRA Group, Inc.(x)*	13,600	469,744
Santander Consumer USA Holdings, Inc.*	21,800	265,088
SLM Corp.*	117,584	878,352
Synchrony Financial	198,800	5,566,400

		38,502,316

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	443,385	64,055,831
FNFV Group*	18,860	235,373
Leucadia National Corp.	91,388	1,740,027
NewStar Financial, Inc.*	300	2,913
On Deck Capital, Inc.(x)*	2,800	15,960
Voya Financial, Inc.	55,700	1,605,274

		67,655,378

Insurance (2.9%)
Aflac, Inc.	94,550	6,795,309
Alleghany Corp.*	3,854	2,023,427
Allied World Assurance Co. Holdings AG	25,640	1,036,369
Allstate Corp.	91,640	6,339,655
Ambac Financial Group, Inc.*	100	1,839
American Equity Investment Life Holding Co.	17,400	308,502
American Financial Group, Inc./Ohio	16,830	1,262,250
American International Group, Inc.	261,136	15,495,810
American National Insurance Co.	4,000	487,840
AMERISAFE, Inc.	2,700	158,706
AmTrust Financial Services, Inc.	18,600	499,038
Aon plc	61,878	6,960,656
Arch Capital Group Ltd.*	29,800	2,361,948
Argo Group International Holdings Ltd.	4,700	265,174
Arthur J. Gallagher & Co.	39,500	2,009,365
Aspen Insurance Holdings Ltd.	18,170	846,540
Assurant, Inc.	17,600	1,623,600
Assured Guaranty Ltd.	33,400	926,850
Axis Capital Holdings Ltd.	25,170	1,367,486
Brown & Brown, Inc.	35,300	1,331,163
Chubb Ltd.	109,644	13,776,769
Cincinnati Financial Corp.	39,820	3,003,224
Citizens, Inc./Texas(x)*	700	6,552
CNA Financial Corp.	9,600	330,336
CNO Financial Group, Inc.	59,300	905,511
Crawford & Co., Class B(x)	600	6,810
Donegal Group, Inc., Class A	400	6,444
EMC Insurance Group, Inc.	200	5,386
Endurance Specialty Holdings Ltd.	15,428	1,009,763
Enstar Group Ltd.*	2,700	444,069
Erie Indemnity Co., Class A	5,900	602,213
Everest Reinsurance Group Ltd.	9,800	1,861,706
FBL Financial Group, Inc., Class A	1,500	95,955
Fidelity & Guaranty Life(x)	7,100	164,649
First American Financial Corp.	26,400	1,036,992
FNF Group	65,689	2,424,581
Genworth Financial, Inc., Class A*	116,400	577,344
Global Indemnity plc*	100	2,970
Greenlight Capital Reinsurance Ltd., Class A*	300	6,132
Hanover Insurance Group, Inc.	10,690	806,240
Hartford Financial Services Group, Inc.	93,210	3,991,252
Heritage Insurance Holdings, Inc.	1,800	25,938
Horace Mann Educators Corp.	6,200	227,230
Infinity Property & Casualty Corp.	100	8,263
James River Group Holdings Ltd.	100	3,620
Kemper Corp.	12,000	471,840
Lincoln National Corp.	60,250	2,830,545
Loews Corp.	75,092	3,090,036
Markel Corp.*	3,460	3,213,544
Marsh & McLennan Cos., Inc.	126,950	8,537,387
MBIA, Inc.*	20,800	162,032
Mercury General Corp.	4,800	263,280
MetLife, Inc.	225,960	10,039,403
National General Holdings Corp.	13,000	289,120
National Interstate Corp.	200	6,506
Navigators Group, Inc.	600	58,152
Old Republic International Corp.	71,894	1,266,772
OneBeacon Insurance Group Ltd., Class A	18,600	265,608
Primerica, Inc.(x)	14,700	779,541
Principal Financial Group, Inc.	62,900	3,239,979
ProAssurance Corp.	19,000	997,120
Progressive Corp.	138,400	4,359,600
Prudential Financial, Inc.	107,931	8,812,566
Reinsurance Group of America, Inc.	15,510	1,674,149
RenaissanceReinsurance Holdings Ltd.	13,160	1,581,306
RLI Corp.	8,880	607,037
Selective Insurance Group, Inc.	13,700	546,082
State Auto Financial Corp.	300	7,143
State National Cos., Inc.	900	10,008
Third Point Reinsurance Ltd.*	12,500	150,000
Torchmark Corp.	32,605	2,083,133
Travelers Cos., Inc.	69,570	7,969,244
Trupanion, Inc.(x)*	1,000	16,900
United Fire Group, Inc.	300	12,696
United Insurance Holdings Corp.	900	15,282

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Unum Group	59,400	$2,097,414
Validus Holdings Ltd.	24,958	1,243,408
W. R. Berkley Corp.	27,100	1,565,296
White Mountains Insurance Group Ltd.	1,100	913,000
WMIH Corp.*	200	468
XL Group Ltd.	73,270	2,464,070

		155,071,143

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AG Mortgage Investment Trust, Inc. (REIT)	1,400	22,050
American Capital Agency Corp. (REIT)	95,100	1,858,254
American Capital Mortgage Investment Corp. (REIT)	900	15,471
Annaly Capital Management, Inc. (REIT)	269,553	2,830,306
Anworth Mortgage Asset Corp. (REIT)	100	492
Apollo Commercial Real Estate Finance, Inc. (REIT)	835	13,669
ARMOUR Residential REIT, Inc. (REIT)	400	9,016
Capstead Mortgage Corp. (REIT)(x)	16,500	155,595
Chimera Investment Corp. (REIT)	44,040	702,438
Colony Capital, Inc. (REIT), Class A	19,100	348,193
CYS Investments, Inc. (REIT)	37,400	326,128
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	500	11,685
Invesco Mortgage Capital, Inc. (REIT)	24,500	373,135
Ladder Capital Corp. (REIT)	27,988	370,561
MFA Financial, Inc. (REIT)	120,050	897,974
New Residential Investment Corp. (REIT)	48,750	673,238
New York Mortgage Trust, Inc. (REIT)	1,100	6,622
PennyMac Mortgage Investment Trust (REIT)	15,600	243,048
Redwood Trust, Inc. (REIT)	17,000	240,720
Resource Capital Corp. (REIT)(x)	1,600	20,496
Starwood Property Trust, Inc. (REIT)	57,200	1,288,144
Two Harbors Investment Corp. (REIT)	86,200	735,286
Western Asset Mortgage Capital Corp. (REIT)	3,300	34,386

		11,176,907

Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.	20,500	299,300
Bank Mutual Corp.	29,400	225,792
Beneficial Bancorp, Inc.	31,416	462,129
BofI Holding, Inc.(x)*	14,800	331,520
Capitol Federal Financial, Inc.	29,886	420,496
Clifton Bancorp, Inc.	600	9,174
Dime Community Bancshares, Inc.	24,800	415,648
Essent Group Ltd.*	12,000	319,320
EverBank Financial Corp.	14,600	282,656
Flagstar Bancorp, Inc.*	1,800	49,950
HomeStreet, Inc.*	300	7,518
Kearny Financial Corp.	35,632	484,952
Meridian Bancorp, Inc.	1,300	20,241
MGIC Investment Corp.*	75,800	606,400
Nationstar Mortgage Holdings, Inc.(x)*	20,600	305,086
New York Community Bancorp, Inc.	108,550	1,544,667
Northfield Bancorp, Inc.	1,000	16,100
Northwest Bancshares, Inc.	22,100	347,191
Oritani Financial Corp.	1,400	22,008
PHH Corp.*	400	5,780
Provident Financial Services, Inc.	1,000	21,230
Radian Group, Inc.	50,400	682,920
TFS Financial Corp.	2,500	44,525
TrustCo Bank Corp.	15,500	109,895
United Financial Bancorp, Inc.	1,200	16,608
Walker & Dunlop, Inc.*	200	5,052
Washington Federal, Inc.	23,100	616,308
Waterstone Financial, Inc.	500	8,495
WSFS Financial Corp.	200	7,298

		7,688,259

Total Financials		705,078,004

Health Care (14.0%)
Biotechnology (3.1%)
AbbVie, Inc.	381,004	24,029,922
ACADIA Pharmaceuticals, Inc.(x)*	22,600	718,906
Acceleron Pharma, Inc.(x)*	7,600	275,044
Achillion Pharmaceuticals, Inc.(x)*	49,600	401,760
Acorda Therapeutics, Inc.*	3,100	64,728
Agenus, Inc.(x)*	22,800	163,704
Agios Pharmaceuticals, Inc.(x)*	8,400	443,688
Alder Biopharmaceuticals, Inc.(x)*	16,600	543,982
Alexion Pharmaceuticals, Inc.*	52,253	6,403,083
Alkermes plc*	37,600	1,768,328
Alnylam Pharmaceuticals, Inc.(x)*	17,900	1,213,262
AMAG Pharmaceuticals, Inc.(x)*	16,000	392,160
Amgen, Inc.	176,839	29,498,513
Amicus Therapeutics, Inc.(x)*	22,900	169,460
Aptevo Therapeutics, Inc.(x)*	2,750	7,040
Arena Pharmaceuticals, Inc.(x)*	66,800	116,900
ARIAD Pharmaceuticals, Inc.(x)*	49,900	683,131
Avexis, Inc.(x)*	1,900	78,299
Axovant Sciences Ltd.(x)*	9,100	127,400
BioCryst Pharmaceuticals, Inc.(x)*	6,000	26,460
Biogen, Inc.*	51,460	16,108,524
BioMarin Pharmaceutical, Inc.*	39,500	3,654,540
Bluebird Bio, Inc.(x)*	8,000	542,240
Celgene Corp.*	180,838	18,902,996
Celldex Therapeutics, Inc.(x)*	27,100	109,484
Cepheid, Inc.*	14,400	758,736
Chimerix, Inc.*	2,800	15,512
Clovis Oncology, Inc.(x)*	6,700	241,535
Eagle Pharmaceuticals, Inc.(x)*	3,500	245,000
Emergent BioSolutions, Inc.*	5,500	173,415
Enanta Pharmaceuticals, Inc.*	2,400	63,864
Esperion Therapeutics, Inc.*	5,600	77,560
Exact Sciences Corp.(x)*	29,500	547,815
Exelixis, Inc.*	72,200	923,438
FibroGen, Inc.*	14,700	304,290
Five Prime Therapeutics, Inc.(x)*	10,400	545,896
Genomic Health, Inc.*	9,100	263,172
Gilead Sciences, Inc.	311,991	24,684,728
Halozyme Therapeutics, Inc.(x)*	25,700	310,456
Heron Therapeutics, Inc.(x)*	13,500	232,605
Incyte Corp.*	37,700	3,554,733
Insys Therapeutics, Inc.(x)*	16,800	198,072
Intercept Pharmaceuticals, Inc.(x)*	3,200	526,688
Intrexon Corp.(x)*	10,900	305,418
Ionis Pharmaceuticals, Inc.(x)*	31,900	1,168,816
Ironwood Pharmaceuticals, Inc.*	22,200	352,536
Juno Therapeutics, Inc.(x)*	14,700	441,147
Karyopharm Therapeutics, Inc.*	10,700	104,111
Keryx Biopharmaceuticals, Inc.(x)*	30,700	163,017
Kite Pharma, Inc.(x)*	7,200	402,192
Lexicon Pharmaceuticals, Inc.(x)*	15,400	278,278

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ligand Pharmaceuticals, Inc.(x)*	3,500	$357,210
MacroGenics, Inc.(x)*	2,800	83,748
Merrimack Pharmaceuticals, Inc.(x)*	26,500	168,275
MiMedx Group, Inc.(x)*	18,300	157,014
Momenta Pharmaceuticals, Inc.*	11,700	136,773
Myriad Genetics, Inc.(x)*	7,150	147,147
Neurocrine Biosciences, Inc.*	18,900	957,096
Novavax, Inc.(x)*	59,200	123,136
Ophthotech Corp.(x)*	2,900	133,777
OPKO Health, Inc.(x)*	85,025	900,415
PDL BioPharma, Inc.	58,500	195,975
Portola Pharmaceuticals, Inc.*	11,200	254,352
Prothena Corp. plc(x)*	7,900	473,763
Puma Biotechnology, Inc.(x)*	5,000	335,250
Radius Health, Inc.*	6,900	373,221
Regeneron Pharmaceuticals, Inc.*	18,600	7,477,572
Repligen Corp.*	3,700	111,703
Retrophin, Inc.(x)*	7,300	163,374
Sage Therapeutics, Inc.*	12,300	566,415
Sarepta Therapeutics, Inc.(x)*	5,400	331,614
Seattle Genetics, Inc.(x)*	23,100	1,247,631
Seres Therapeutics, Inc.(x)*	7,000	86,030
Spark Therapeutics, Inc.(x)*	4,800	288,288
Synergy Pharmaceuticals, Inc.(x)*	33,100	182,381
TESARO, Inc.(x)*	9,600	962,304
Ultragenyx Pharmaceutical, Inc.(x)*	8,700	617,178
United Therapeutics Corp.*	13,000	1,535,040
Vertex Pharmaceuticals, Inc.*	60,700	5,293,647
ZIOPHARM Oncology, Inc.(x)*	37,668	212,071

		167,198,984

Health Care Equipment & Supplies (2.8%)
Abaxis, Inc.	4,600	237,452
Abbott Laboratories	345,550	14,613,310
ABIOMED, Inc.*	9,900	1,272,942
Alere, Inc.*	21,250	918,850
Align Technology, Inc.*	16,900	1,584,375
Analogic Corp.	2,000	177,200
Baxter International, Inc.	117,280	5,582,528
Becton Dickinson and Co.	50,950	9,157,244
Boston Scientific Corp.*	319,300	7,599,340
C.R. Bard, Inc.	17,480	3,920,414
Cantel Medical Corp.	8,150	635,537
CONMED Corp.	4,200	168,252
Cooper Cos., Inc.	11,800	2,115,268
Cynosure, Inc., Class A*	6,600	336,204
Danaher Corp.	142,460	11,167,439
Dentsply Sirona, Inc.	56,580	3,362,549
DexCom, Inc.*	20,100	1,761,966
Edwards Lifesciences Corp.*	51,200	6,172,672
Endologix, Inc.(x)*	17,400	222,720
Glaukos Corp.*	3,300	124,542
Globus Medical, Inc., Class A*	14,100	318,237
Haemonetics Corp.*	12,100	438,141
Halyard Health, Inc.*	7,975	276,414
Hill-Rom Holdings, Inc.	14,830	919,163
Hologic, Inc.*	62,600	2,430,758
ICU Medical, Inc.*	2,400	303,312
IDEXX Laboratories, Inc.*	22,600	2,547,698
Inogen, Inc.*	2,500	149,750
Insulet Corp.*	13,900	569,066
Integer Holdings Corp.*	8,600	186,534
Integra LifeSciences Holdings Corp.*	7,300	602,615
Intuitive Surgical, Inc.*	8,900	6,450,987
Masimo Corp.*	13,200	785,268
Medtronic plc	327,585	28,303,344
Meridian Bioscience, Inc.	16,100	310,569
Natus Medical, Inc.*	5,700	223,953
Neogen Corp.*	9,900	553,806
Nevro Corp.(x)*	5,600	584,584
Novocure Ltd.(x)*	4,800	40,992
NuVasive, Inc.*	12,950	863,247
NxStage Medical, Inc.*	16,100	402,339
Orthofix International N.V.*	1,300	55,601
Penumbra, Inc.*	4,100	311,559
ResMed, Inc.(x)	34,700	2,248,213
Spectranetics Corp.*	11,600	291,044
St. Jude Medical, Inc.	68,400	5,455,584
Stryker Corp.	79,870	9,297,667
Teleflex, Inc.	10,900	1,831,745
Varian Medical Systems, Inc.*	22,310	2,220,514
West Pharmaceutical Services, Inc.	16,900	1,259,050
Wright Medical Group N.V.(x)*	21,955	538,556
Zeltiq Aesthetics, Inc.(x)*	7,700	301,994
Zimmer Biomet Holdings, Inc.	42,400	5,512,848

		147,715,956

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	14,500	718,475
Adeptus Health, Inc., Class A(x)*	10,300	443,415
Aetna, Inc.	79,997	9,235,654
Air Methods Corp.(x)*	8,000	251,920
Amedisys, Inc.*	5,800	275,152
AmerisourceBergen Corp.	41,800	3,376,604
AMN Healthcare Services, Inc.*	11,000	350,570
Amsurg Corp.*	10,200	683,910
Anthem, Inc.	64,080	8,029,865
Brookdale Senior Living, Inc.*	50,735	885,326
Cardinal Health, Inc.	79,800	6,200,460
Centene Corp.*	42,824	2,867,495
Chemed Corp.	4,200	592,494
Cigna Corp.	59,240	7,720,157
Community Health Systems, Inc.(x)*	33,267	383,901
DaVita, Inc.	39,400	2,603,158
Diplomat Pharmacy, Inc.(x)*	8,900	249,289
Envision Healthcare Holdings, Inc.*	45,200	1,006,604
Express Scripts Holding Co.*	148,751	10,491,408
HCA Holdings, Inc.*	72,200	5,460,486
HealthEquity, Inc.(x)*	9,000	340,650
HealthSouth Corp.	24,800	1,006,136
Henry Schein, Inc.*	19,750	3,218,855
Humana, Inc.	36,400	6,438,796
Kindred Healthcare, Inc.	27,300	279,006
Laboratory Corp. of America Holdings*	24,435	3,359,324
LifePoint Health, Inc.*	14,250	844,027
Magellan Health, Inc.*	4,800	257,904
McKesson Corp.	54,180	9,034,515
MEDNAX, Inc.*	22,740	1,506,525
Molina Healthcare, Inc.*	12,900	752,328
Owens & Minor, Inc.	15,050	522,686
Patterson Cos., Inc.(x)	27,600	1,267,944
PharMerica Corp.*	11,870	333,191
Premier, Inc., Class A*	12,400	401,016
Quest Diagnostics, Inc.	33,230	2,812,255
Quorum Health Corp.*	8,316	52,141
Select Medical Holdings Corp.*	28,400	383,400
Surgical Care Affiliates, Inc.*	2,900	141,404
Team Health Holdings, Inc.*	19,500	634,920
Tenet Healthcare Corp.*	31,275	708,691
UnitedHealth Group, Inc.	220,720	30,900,800
Universal American Corp.	30,800	235,620
Universal Health Services, Inc., Class B	23,080	2,843,918
VCA, Inc.*	23,650	1,655,027

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
WellCare Health Plans, Inc.*	10,400	$1,217,736

		132,975,158

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	848,807
athenahealth, Inc.(x)*	9,100	1,147,692
Castlight Health, Inc., Class B(x)*	28,700	119,392
Cerner Corp.*	69,100	4,266,925
Cotiviti Holdings, Inc.*	9,700	325,241
HMS Holdings Corp.*	22,500	498,825
IMS Health Holdings, Inc.*	32,500	1,018,550
Inovalon Holdings, Inc., Class A(x)*	15,900	233,889
Medidata Solutions, Inc.*	13,600	758,336
Omnicell, Inc.*	2,900	111,070
Press Ganey Holdings, Inc.*	7,500	303,000
Quality Systems, Inc.	6,500	73,580
Veeva Systems, Inc., Class A*	22,500	928,800

		10,634,107

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	76,430	3,599,089
Bio-Rad Laboratories, Inc., Class A*	5,100	835,431
Bio-Techne Corp.	11,450	1,253,775
Bruker Corp.	27,900	631,935
Cambrex Corp.*	6,600	293,436
Charles River Laboratories International, Inc.*	12,250	1,020,915
Illumina, Inc.*	35,900	6,521,594
Mettler-Toledo International, Inc.*	6,100	2,560,963
PAREXEL International Corp.*	14,570	1,011,886
PerkinElmer, Inc.	27,500	1,543,025
PRA Health Sciences, Inc.*	6,100	344,711
QIAGEN N.V.*	59,200	1,624,448
Quintiles Transnational Holdings, Inc.*	19,300	1,564,458
Thermo Fisher Scientific, Inc.	93,850	14,927,781
VWR Corp.*	11,600	328,976
Waters Corp.*	18,000	2,852,820

		40,915,243

Pharmaceuticals (4.6%)
Akorn, Inc.*	16,200	441,612
Allergan plc*	93,562	21,548,264
Bristol-Myers Squibb Co.	395,230	21,310,802
Catalent, Inc.*	20,400	527,136
Cempra, Inc.(x)*	14,200	343,640
Depomed, Inc.(x)*†	1,200	29,988
Dermira, Inc.*	5,700	192,774
Eli Lilly & Co.	229,910	18,452,576
Endo International plc*	50,254	1,012,618
Horizon Pharma plc(x)*	37,600	681,688
Impax Laboratories, Inc.*	17,900	424,230
Innoviva, Inc.(x)*	23,900	262,661
Intersect ENT, Inc.*	4,900	77,616
Intra-Cellular Therapies, Inc.(x)*	9,600	146,304
Johnson & Johnson	641,860	75,822,922
Lannett Co., Inc.(x)*	9,600	255,072
Mallinckrodt plc*	28,292	1,974,216
Medicines Co.(x)*	11,200	422,688
Merck & Co., Inc.	652,390	40,715,660
Mylan N.V.*	107,050	4,080,746
Nektar Therapeutics*	37,000	635,660
Omeros Corp.(x)*	6,000	66,960
Pacira Pharmaceuticals, Inc.(x)*	7,500	256,650
Perrigo Co. plc	35,600	3,286,948
Pfizer, Inc.	1,408,717	47,713,245
Prestige Brands Holdings, Inc.*	14,500	699,915
Sucampo Pharmaceuticals, Inc., Class A*	5,100	62,781
Supernus Pharmaceuticals, Inc.*	17,600	435,248
TherapeuticsMD, Inc.(x)*	24,800	168,888
Theravance Biopharma, Inc.(x)*	3,000	108,720
Zoetis, Inc.	107,100	5,570,271

		247,728,499

Total Health Care		747,167,947

Industrials (10.2%)
Aerospace & Defense (2.0%)
B/E Aerospace, Inc.	27,460	1,418,584
Boeing Co.	140,400	18,496,296
BWX Technologies, Inc.	25,200	966,924
Cubic Corp.	700	32,767
Curtiss-Wright Corp.	12,700	1,157,097
DigitalGlobe, Inc.*	11,000	302,500
Esterline Technologies Corp.*	10,200	775,608
General Dynamics Corp.	57,370	8,901,529
HEICO Corp.	6,893	476,996
HEICO Corp., Class A	9,700	586,947
Hexcel Corp.	29,600	1,311,280
Huntington Ingalls Industries, Inc.	12,700	1,948,434
KLX, Inc.*	13,730	483,296
L-3 Communications Holdings, Inc.	18,170	2,738,764
Lockheed Martin Corp.	59,360	14,229,779
Moog, Inc., Class A*	12,000	714,480
Northrop Grumman Corp.	39,150	8,376,142
Orbital ATK, Inc.	14,569	1,110,595
Raytheon Co.	69,890	9,514,126
Rockwell Collins, Inc.	32,150	2,711,531
Spirit AeroSystems Holdings, Inc., Class A*	32,900	1,465,366
Teledyne Technologies, Inc.*	8,700	938,991
Textron, Inc.	70,800	2,814,300
TransDigm Group, Inc.*	13,050	3,773,016
Triumph Group, Inc.	6,900	192,372
United Technologies Corp.	182,740	18,566,384

		104,004,104

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	35,000	2,466,100
Expeditors International of Washington, Inc.	48,800	2,514,176
FedEx Corp.	58,750	10,262,450
Hub Group, Inc., Class A*	2,600	105,976
United Parcel Service, Inc., Class B	164,850	18,027,996
XPO Logistics, Inc.(x)*	22,800	836,076

		34,212,774

Airlines (0.5%)
Alaska Air Group, Inc.	31,500	2,074,590
Allegiant Travel Co.	4,000	528,280
American Airlines Group, Inc.	135,800	4,971,638
Copa Holdings S.A., Class A	7,800	685,854
Delta Air Lines, Inc.	180,550	7,106,448
Hawaiian Holdings, Inc.*	11,300	549,180
JetBlue Airways Corp.*	69,900	1,205,076
Southwest Airlines Co.	150,300	5,845,167
Spirit Airlines, Inc.*	17,100	727,263
United Continental Holdings, Inc.*	84,840	4,451,555
Virgin America, Inc.(x)*	3,600	192,636

		28,337,687

Building Products (0.3%)
A.O. Smith Corp.	19,000	1,877,010
AAON, Inc.	1,500	43,230
Advanced Drainage Systems, Inc.(x)	9,900	238,194
Allegion plc	28,166	1,940,919
Armstrong Flooring, Inc.*	2,850	53,808
Armstrong World Industries, Inc.(x)*	8,100	334,692
Fortune Brands Home & Security, Inc.	37,950	2,204,895

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Lennox International, Inc.	11,010	$1,728,901
Masco Corp.	87,400	2,998,694
Masonite International Corp.*	5,500	341,935
Owens Corning	26,970	1,439,928
Simpson Manufacturing Co., Inc.	7,600	334,020
Trex Co., Inc.*	6,800	399,296
Universal Forest Products, Inc.	3,400	334,866
USG Corp.(x)*	22,500	581,625

		14,852,013

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	8,300	329,510
Brady Corp., Class A	7,400	256,114
Brink’s Co.	2,800	103,824
Cintas Corp.	23,200	2,612,320
Clean Harbors, Inc.*	16,200	777,276
Copart, Inc.*	26,300	1,408,628
Covanta Holding Corp.(x)	24,000	369,360
Deluxe Corp.	17,000	1,135,940
Essendant, Inc.	12,100	248,292
G&K Services, Inc., Class A	4,500	429,705
Healthcare Services Group, Inc.	21,900	866,802
Herman Miller, Inc.	14,700	420,420
HNI Corp.	11,700	465,660
Interface, Inc.	1,300	21,697
KAR Auction Services, Inc.	36,400	1,571,024
Matthews International Corp., Class A	7,900	480,004
Mobile Mini, Inc.	11,600	350,320
MSA Safety, Inc.	5,900	342,436
Pitney Bowes, Inc.	54,520	990,083
R.R. Donnelley & Sons Co.	49,130	772,324
Republic Services, Inc.	55,335	2,791,651
Rollins, Inc.	31,500	922,320
Steelcase, Inc., Class A	9,600	133,344
Stericycle, Inc.*	21,800	1,747,052
Tetra Tech, Inc.	13,600	482,392
UniFirst Corp.	3,500	461,510
Waste Management, Inc.	107,150	6,831,884
West Corp.	13,300	293,664

		27,615,556

Construction & Engineering (0.2%)
AECOM*	32,802	975,203
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	886,449
Dycom Industries, Inc.(x)*	8,300	678,774
EMCOR Group, Inc.	15,300	912,186
Fluor Corp.	36,560	1,876,259
Granite Construction, Inc.	9,300	462,582
Jacobs Engineering Group, Inc.*	28,100	1,453,332
KBR, Inc.	48,800	738,344
MasTec, Inc.*	14,700	437,178
Quanta Services, Inc.*	49,750	1,392,503
Valmont Industries, Inc.	7,700	1,036,189

		10,848,999

Electrical Equipment (0.5%)
Acuity Brands, Inc.	10,300	2,725,380
AMETEK, Inc.	54,075	2,583,703
AZZ, Inc.	700	45,689
Eaton Corp. plc	111,297	7,313,326
Emerson Electric Co.	150,710	8,215,202
EnerSys, Inc.	13,300	920,227
Generac Holdings, Inc.*	14,600	529,980
Hubbell, Inc.	15,400	1,659,196
Regal Beloit Corp.	13,900	826,911
Rockwell Automation, Inc.	30,500	3,731,370

		28,550,984

Industrial Conglomerates (2.2%)
3M Co.	138,530	24,413,142
Carlisle Cos., Inc.	17,300	1,774,461
General Electric Co.	2,157,517	63,905,654
Honeywell International, Inc.	179,200	20,892,928
Roper Technologies, Inc.	23,350	4,260,674

		115,246,859

Machinery (1.8%)
Actuant Corp., Class A	12,300	285,852
AGCO Corp.	18,500	912,420
Allison Transmission Holdings, Inc.	43,700	1,253,316
Barnes Group, Inc.	15,200	616,360
Caterpillar, Inc.	131,210	11,647,512
CLARCOR, Inc.	14,000	910,000
Colfax Corp.*	27,730	871,554
Crane Co.	11,400	718,314
Cummins, Inc.	39,860	5,108,059
Deere & Co.	74,040	6,319,314
Donaldson Co., Inc.	36,700	1,370,011
Dover Corp.	35,990	2,650,304
Flowserve Corp.	35,740	1,724,098
Fortive Corp.	71,230	3,625,607
Franklin Electric Co., Inc.	13,400	545,514
Graco, Inc.	17,860	1,321,640
Greenbrier Cos., Inc.(x)	100	3,530
Hillenbrand, Inc.	9,800	310,072
IDEX Corp.	17,840	1,669,289
Illinois Tool Works, Inc.	69,010	8,270,158
Ingersoll-Rand plc	60,500	4,110,370
ITT, Inc.	30,425	1,090,432
John Bean Technologies Corp.	6,800	479,740
Joy Global, Inc.	26,480	734,555
Kennametal, Inc.	26,190	760,034
Lincoln Electric Holdings, Inc.	14,260	892,961
Manitowoc Co., Inc.(x)	46,900	224,651
Manitowoc Foodservice, Inc.*	46,900	760,718
Middleby Corp.*	14,000	1,730,680
Mueller Industries, Inc.	14,700	476,574
Mueller Water Products, Inc., Class A	36,300	455,565
Nordson Corp.	13,460	1,341,020
Oshkosh Corp.	24,700	1,383,200
PACCAR, Inc.	86,330	5,074,477
Parker-Hannifin Corp.	33,710	4,231,616
Pentair plc	42,587	2,735,789
Proto Labs, Inc.*	5,500	329,505
RBC Bearings, Inc.*	3,900	298,272
Rexnord Corp.*	14,900	319,009
Snap-on, Inc.	14,900	2,264,204
SPX FLOW, Inc.*	9,800	303,016
Stanley Black & Decker, Inc.	36,435	4,480,776
Terex Corp.	33,030	839,292
Timken Co.	21,240	746,374
Toro Co.	26,880	1,259,059
Trinity Industries, Inc.	48,740	1,178,533
WABCO Holdings, Inc.*	12,370	1,404,366
Wabtec Corp.(x)	20,000	1,633,000
Watts Water Technologies, Inc., Class A	3,900	252,876
Woodward, Inc.	14,630	914,082
Xylem, Inc.	47,850	2,509,733

		95,347,403

Marine (0.0%)
Kirby Corp.*	14,250	885,780
Matson, Inc.	8,180	326,218

		1,211,998

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.4%)
Advisory Board Co.*	9,380	$419,661
CBIZ, Inc.*	35,320	395,231
CEB, Inc.	11,800	642,746
Dun & Bradstreet Corp.	9,600	1,311,552
Equifax, Inc.	30,020	4,040,091
FTI Consulting, Inc.*	10,300	458,968
Huron Consulting Group, Inc.*	4,400	262,944
Insperity, Inc.	3,800	276,032
Korn/Ferry International	12,000	252,000
ManpowerGroup, Inc.	20,980	1,516,015
Nielsen Holdings plc	89,200	4,778,444
On Assignment, Inc.*	13,500	489,915
Resources Connection, Inc.	21,850	326,439
Robert Half International, Inc.	37,260	1,410,664
TransUnion*	16,100	555,450
TriNet Group, Inc.*	5,100	110,313
Verisk Analytics, Inc.*	40,600	3,299,968
WageWorks, Inc.*	9,100	554,281

		21,100,714

Road & Rail (0.9%)
AMERCO	2,200	713,306
Avis Budget Group, Inc.*	28,490	974,643
CSX Corp.	224,550	6,848,775
Genesee & Wyoming, Inc., Class A*	14,700	1,013,565
Heartland Express, Inc.(x)	14,400	271,872
Hertz Global Holdings, Inc.*	23,320	936,531
J.B. Hunt Transport Services, Inc.	23,050	1,870,277
Kansas City Southern	28,650	2,673,618
Knight Transportation, Inc.	15,600	447,564
Landstar System, Inc.	15,650	1,065,452
Norfolk Southern Corp.	68,870	6,684,522
Old Dominion Freight Line, Inc.*	15,750	1,080,607
Ryder System, Inc.	16,900	1,114,555
Swift Transportation Co.(x)*	17,600	377,872
Union Pacific Corp.	198,620	19,371,409
Werner Enterprises, Inc.	12,900	300,183

		45,744,751

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	600,180
Aircastle Ltd.	4,500	89,370
Applied Industrial Technologies, Inc.	6,500	303,810
Beacon Roofing Supply, Inc.*	12,000	504,840
Fastenal Co.	71,500	2,987,270
GATX Corp.(x)	10,700	476,685
HD Supply Holdings, Inc.*	41,500	1,327,170
Herc Holdings, Inc.*	7,773	261,950
MRC Global, Inc.*	12,500	205,375
MSC Industrial Direct Co., Inc., Class A	12,200	895,602
NOW, Inc.*	25,720	551,179
SiteOne Landscape Supply, Inc.*	1,400	50,302
Textainer Group Holdings Ltd.(x)	1,800	13,482
United Rentals, Inc.*	20,722	1,626,470
Univar, Inc.*	4,100	89,585
W.W. Grainger, Inc.(x)	12,950	2,911,678
Watsco, Inc.	7,310	1,029,979
WESCO International, Inc.*	8,220	505,448

		14,430,375

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	1,398,432
Wesco Aircraft Holdings, Inc.*	6,400	85,952

		1,484,384

Total Industrials		542,988,601

Information Technology (20.4%)
Communications Equipment (1.1%)
ADTRAN, Inc.	6,300	120,582
Arista Networks, Inc.(x)*	6,900	587,052
ARRIS International plc*	41,000	1,161,530
Brocade Communications Systems, Inc.	142,310	1,313,521
Ciena Corp.*	31,400	684,520
Cisco Systems, Inc.	1,185,370	37,599,936
CommScope Holding Co., Inc.*	25,600	770,816
EchoStar Corp., Class A*	9,100	398,853
F5 Networks, Inc.*	17,500	2,181,200
Finisar Corp.*	17,200	512,560
Harris Corp.	32,777	3,002,701
Infinera Corp.(x)*	31,600	285,348
InterDigital, Inc.	7,000	554,400
Juniper Networks, Inc.	100,700	2,422,842
Lumentum Holdings, Inc.*	7,570	316,199
Motorola Solutions, Inc.	42,421	3,235,874
NETGEAR, Inc.*	5,800	350,842
NetScout Systems, Inc.*	22,300	652,275
Palo Alto Networks, Inc.*	20,400	3,250,332
Plantronics, Inc.	5,100	264,996
Ubiquiti Networks, Inc.(x)*	3,600	192,600
ViaSat, Inc.*	12,200	910,730
Viavi Solutions, Inc.*	60,350	445,987

		61,215,696

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	72,840	4,728,773
Anixter International, Inc.*	4,900	316,050
Arrow Electronics, Inc.*	26,000	1,663,220
Avnet, Inc.	38,720	1,589,843
AVX Corp.	21,100	290,969
Badger Meter, Inc.	1,600	53,616
Belden, Inc.	10,900	751,991
Benchmark Electronics, Inc.*	2,300	57,385
CDW Corp.	38,200	1,746,886
Cognex Corp.	19,100	1,009,626
Coherent, Inc.*	4,100	453,214
Corning, Inc.	262,490	6,207,889
Dolby Laboratories, Inc., Class A	12,700	689,483
Fitbit, Inc., Class A(x)*	23,900	354,676
FLIR Systems, Inc.	42,200	1,325,924
II-VI, Inc.*	2,900	70,557
Ingram Micro, Inc., Class A	41,200	1,469,192
Insight Enterprises, Inc.*	2,600	84,630
IPG Photonics Corp.*	9,100	749,385
Itron, Inc.*	8,010	446,638
Jabil Circuit, Inc.	47,200	1,029,904
Keysight Technologies, Inc.*	43,115	1,366,314
Knowles Corp.(x)*	25,045	351,882
Littelfuse, Inc.	6,500	837,265
Methode Electronics, Inc.	4,200	146,874
National Instruments Corp.	35,700	1,013,880
OSI Systems, Inc.*	4,700	307,286
Plexus Corp.*	6,000	280,680
Sanmina Corp.*	14,400	409,968
SYNNEX Corp.	7,200	821,592
Tech Data Corp.*	11,200	948,752
Trimble Navigation Ltd.*	61,000	1,742,160
TTM Technologies, Inc.*	11,100	127,095
Universal Display Corp.(x)*	10,000	555,100
VeriFone Systems, Inc.*	29,900	470,626
Vishay Intertechnology, Inc.(x)	31,800	448,062
Zebra Technologies Corp., Class A*	12,400	863,164

		35,780,551

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (4.1%)
Akamai Technologies, Inc.*	45,800	$2,426,942
Alphabet, Inc., Class A*	68,825	55,339,429
Alphabet, Inc., Class C*	69,319	53,880,966
Bankrate, Inc.*	23,700	200,976
Benefitfocus, Inc.(x)*	1,500	59,880
Box, Inc., Class A(x)*	9,800	154,448
Cimpress N.V.(x)*	9,700	981,446
CommerceHub, Inc.*	7,228	114,997
Cornerstone OnDemand, Inc.*	13,300	611,135
CoStar Group, Inc.*	7,535	1,631,554
Cvent, Inc.*	9,000	285,390
EarthLink Holdings Corp.	12,500	77,500
eBay, Inc.*	250,870	8,253,623
Envestnet, Inc.*	7,500	273,375
Facebook, Inc., Class A*	526,100	67,482,847
Gogo, Inc.(x)*	8,200	90,528
GrubHub, Inc.(x)*	18,300	786,717
IAC/InterActiveCorp	18,350	1,146,324
inContact, Inc.*	2,900	40,542
j2 Global, Inc.	14,600	972,506
LinkedIn Corp., Class A*	27,000	5,160,240
LogMeIn, Inc.	4,300	388,677
Match Group, Inc.(x)*	22,400	398,496
New Relic, Inc.(x)*	9,800	375,536
NIC, Inc.	6,700	157,450
Pandora Media, Inc.(x)*	53,500	766,655
Rackspace Hosting, Inc.*	31,500	998,235
Shutterstock, Inc.(x)*	1,900	121,030
Stamps.com, Inc.(x)*	3,400	321,334
TrueCar, Inc.(x)*	13,100	123,664
Twitter, Inc.*	137,500	3,169,375
VeriSign, Inc.(x)*	23,050	1,803,432
Web.com Group, Inc.*	4,400	75,988
WebMD Health Corp.(x)*	8,900	442,330
Yahoo!, Inc.*	203,950	8,790,245
Yelp, Inc.*	13,200	550,440
Zillow Group, Inc., Class A(x)*	10,962	377,641
Zillow Group, Inc., Class C(x)*	23,524	815,107

		219,647,000

IT Services (3.8%)
Accenture plc, Class A	148,900	18,191,113
Acxiom Corp.*	11,800	314,470
Alliance Data Systems Corp.*	13,552	2,907,311
Amdocs Ltd.	37,310	2,158,383
Automatic Data Processing, Inc.	107,250	9,459,450
Black Knight Financial Services, Inc., Class A(x)*	7,000	286,300
Blackhawk Network Holdings, Inc.*	13,400	404,278
Booz Allen Hamilton Holding Corp.	26,700	843,987
Broadridge Financial Solutions, Inc.	30,410	2,061,494
CACI International, Inc., Class A*	6,000	605,400
Cardtronics plc, Class A*	10,500	468,300
Cognizant Technology Solutions Corp., Class A*	146,100	6,970,431
Computer Sciences Corp.	37,740	1,970,405
Convergys Corp.(x)	20,700	629,694
CoreLogic, Inc.*	26,300	1,031,486
CSG Systems International, Inc.	2,700	111,591
CSRA, Inc.	37,740	1,015,206
DST Systems, Inc.	8,980	1,058,922
EPAM Systems, Inc.*	11,900	824,789
Euronet Worldwide, Inc.*	14,700	1,202,901
EVERTEC, Inc.	10,100	169,478
ExlService Holdings, Inc.*	5,000	249,200
Fidelity National Information Services, Inc.	76,325	5,879,315
First Data Corp., Class A*	73,400	965,944
Fiserv, Inc.*	52,400	5,212,228
FleetCor Technologies, Inc.*	21,600	3,752,568
Gartner, Inc.*	20,200	1,786,690
Genpact Ltd.*	41,700	998,715
Global Payments, Inc.	39,752	3,051,364
International Business Machines Corp.	207,031	32,886,874
Jack Henry & Associates, Inc.	23,030	1,970,216
Leidos Holdings, Inc.	30,737	1,330,297
ManTech International Corp., Class A	6,500	244,985
MasterCard, Inc.	226,900	23,091,613
MAXIMUS, Inc.	16,800	950,208
NeuStar, Inc., Class A(x)*	11,190	297,542
Paychex, Inc.	75,910	4,392,912
PayPal Holdings, Inc.*	266,270	10,909,082
Sabre Corp.	48,600	1,369,548
Science Applications International Corp.	12,021	833,897
Syntel, Inc.(x)*	5,800	243,078
TeleTech Holdings, Inc.	14,550	421,804
Teradata Corp.*	39,260	1,217,060
Total System Services, Inc.	46,200	2,178,330
Travelport Worldwide Ltd.	10,000	150,300
Unisys Corp.(x)*	6,496	63,271
Vantiv, Inc., Class A*	36,400	2,048,228
Visa, Inc., Class A	448,700	37,107,490
Western Union Co.	115,560	2,405,959
WEX, Inc.*	10,100	1,091,709
Xerox Corp.	239,431	2,425,436

		202,211,252

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Energy Industries, Inc.*	2,600	123,032
Advanced Micro Devices, Inc.*	149,500	1,033,045
Ambarella, Inc.(x)*	7,100	522,631
Amkor Technology, Inc.*	31,600	307,152
Analog Devices, Inc.	73,670	4,748,031
Applied Materials, Inc.	255,220	7,694,883
Broadcom Ltd.	90,280	15,575,106
Cabot Microelectronics Corp.	1,400	74,074
Cavium, Inc.(x)*	17,035	991,437
Cirrus Logic, Inc.*	15,300	813,195
Cree, Inc.(x)*	32,700	841,044
Cypress Semiconductor Corp.(x)	76,746	933,231
Entegris, Inc.*	32,940	573,815
First Solar, Inc.(x)*	17,400	687,126
Inphi Corp.*	4,100	178,391
Integrated Device Technology, Inc.*	34,800	803,880
Intel Corp.	1,103,990	41,675,623
Intersil Corp., Class A	33,600	736,848
KLA-Tencor Corp.	38,880	2,710,325
Lam Research Corp.	40,375	3,823,916
Lattice Semiconductor Corp.(x)*	13,700	88,913
Linear Technology Corp.	57,550	3,412,139
MACOM Technology Solutions Holdings, Inc.*	5,200	220,168
Marvell Technology Group Ltd.	101,330	1,344,649
Maxim Integrated Products, Inc.	68,250	2,725,222
Microchip Technology, Inc.(x)	51,420	3,195,239
Micron Technology, Inc.*	241,450	4,292,981
Microsemi Corp.*	34,622	1,453,432
MKS Instruments, Inc.	13,200	656,436
Monolithic Power Systems, Inc.(x)	9,900	796,950
NVIDIA Corp.	119,160	8,164,843
ON Semiconductor Corp.*	113,500	1,398,320
Power Integrations, Inc.	2,500	157,575

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Qorvo, Inc.*	34,317	$1,912,830
QUALCOMM, Inc.	345,880	23,692,780
Rambus, Inc.*	24,700	308,750
Semtech Corp.*	11,100	307,803
Silicon Laboratories, Inc.*	13,440	790,272
Skyworks Solutions, Inc.	49,400	3,761,316
SunPower Corp.(x)*	20,300	181,076
Synaptics, Inc.*	10,300	603,374
Teradyne, Inc.	61,310	1,323,070
Tessera Technologies, Inc.	8,300	319,052
Texas Instruments, Inc.	236,590	16,603,886
Veeco Instruments, Inc.*	7,800	153,114
Xilinx, Inc.	61,300	3,331,042

		166,042,017

Software (4.4%)
ACI Worldwide, Inc.*	37,500	726,750
Activision Blizzard, Inc.	129,100	5,719,130
Adobe Systems, Inc.*	113,820	12,354,023
ANSYS, Inc.*	23,300	2,157,813
Aspen Technology, Inc.*	20,800	973,232
Atlassian Corp. plc, Class A*	13,900	416,583
Autodesk, Inc.*	54,450	3,938,368
AVG Technologies N.V.*	5,900	147,559
Blackbaud, Inc.	13,000	862,420
BroadSoft, Inc.*	2,900	134,995
CA, Inc.	78,750	2,605,050
Cadence Design Systems, Inc.*	82,930	2,117,203
Callidus Software, Inc.*	3,700	67,895
CDK Global, Inc.	41,850	2,400,516
Citrix Systems, Inc.*	37,850	3,225,577
CommVault Systems, Inc.*	6,400	340,032
Dell Technologies, Inc. - VMware, Inc., Class V*	50,869	2,431,538
Ebix, Inc.(x)	6,200	352,470
Electronic Arts, Inc.*	68,400	5,841,360
Ellie Mae, Inc.(x)*	7,200	758,160
Epiq Systems, Inc.	24,700	407,303
Fair Isaac Corp.	8,000	996,720
FireEye, Inc.(x)*	33,600	494,928
Fleetmatics Group plc*	9,300	557,814
Fortinet, Inc.*	40,400	1,491,972
Guidewire Software, Inc.*	17,000	1,019,660
HubSpot, Inc.*	4,600	265,052
Imperva, Inc.*	6,400	343,744
Intuit, Inc.	60,350	6,639,104
Manhattan Associates, Inc.*	17,700	1,019,874
Mentor Graphics Corp.	37,800	999,432
Microsoft Corp.	1,769,450	101,920,320
MicroStrategy, Inc., Class A*	2,200	368,368
NetSuite, Inc.*	8,900	985,141
Nuance Communications, Inc.*	60,290	874,205
Oracle Corp.	696,412	27,355,063
Paycom Software, Inc.(x)*	10,300	516,339
Paylocity Holding Corp.(x)*	5,600	248,976
Pegasystems, Inc.	9,800	289,002
Progress Software Corp.*	8,900	242,080
Proofpoint, Inc.(x)*	9,200	688,620
PTC, Inc.*	33,950	1,504,325
Qualys, Inc.*	2,900	110,751
RealPage, Inc.*	11,500	295,550
Red Hat, Inc.*	46,800	3,782,844
RingCentral, Inc., Class A*	5,200	123,032
salesforce.com, Inc.*	153,500	10,949,155
ServiceNow, Inc.*	37,500	2,968,125
Splunk, Inc.(x)*	29,100	1,707,588
SS&C Technologies Holdings, Inc.	39,200	1,260,280
Symantec Corp.	144,190	3,619,169
Synchronoss Technologies, Inc.*	1,510	62,182
Synopsys, Inc.*	38,320	2,274,292
Tableau Software, Inc., Class A*	12,100	668,767
Take-Two Interactive Software, Inc.*	25,800	1,163,064
TiVo Corp.*	15,336	298,745
Tyler Technologies, Inc.*	9,400	1,609,562
Ultimate Software Group, Inc.*	6,600	1,348,974
Verint Systems, Inc.*	14,800	556,924
VMware, Inc., Class A(x)*	23,100	1,694,385
Workday, Inc., Class A*	27,400	2,512,306
Zendesk, Inc.*	18,900	580,419
Zynga, Inc., Class A*	123,800	360,258

		234,745,088

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	1,280,407	144,750,011
Cray, Inc.*	9,600	225,984
Diebold, Inc.	10,750	266,493
Electronics for Imaging, Inc.*	12,900	631,068
Hewlett Packard Enterprise Co.	403,432	9,178,078
HP, Inc.	405,832	6,302,571
Lexmark International, Inc., Class A	18,690	746,852
NCR Corp.*	31,200	1,004,328
NetApp, Inc.	70,550	2,527,101
Pure Storage, Inc., Class A(x)*	24,500	331,975
Stratasys Ltd.(x)*	12,900	310,761
Super Micro Computer, Inc.*	2,600	60,762
Western Digital Corp.	67,478	3,945,439

		170,281,423

Total Information Technology		1,089,923,027

Materials (3.3%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	45,980	6,912,633
Albemarle Corp.	26,276	2,246,335
Ashland Global Holdings, Inc.	17,264	2,001,761
Axalta Coating Systems Ltd.*	38,600	1,091,222
Balchem Corp.	5,700	441,921
Cabot Corp.	19,700	1,032,477
Celanese Corp.	37,300	2,482,688
CF Industries Holdings, Inc.	57,010	1,388,194
Chemtura Corp.*	13,800	452,778
Chermours Co.	42,328	677,248
Dow Chemical Co.	265,280	13,749,462
E.I. du Pont de Nemours & Co.	205,840	13,785,105
Eastman Chemical Co.	39,128	2,648,183
Ecolab, Inc.	63,188	7,691,243
FMC Corp.	38,600	1,865,924
GCP Applied Technologies, Inc.*	17,500	495,600
H.B. Fuller Co.	16,100	748,167
Huntsman Corp.	55,200	898,104
Ingevity Corp.*	10,555	486,586
International Flavors & Fragrances, Inc.	18,700	2,673,539
LyondellBasell Industries N.V., Class A	80,900	6,525,394
Minerals Technologies, Inc.	8,400	593,796
Monsanto Co.	104,000	10,628,800
Mosaic Co.	86,530	2,116,524
NewMarket Corp.	2,200	944,504
Olin Corp.	39,500	810,540
Platform Specialty Products Corp.(x)*	19,800	160,578
PolyOne Corp.	19,600	662,676
PPG Industries, Inc.	63,900	6,604,704
Praxair, Inc.	68,700	8,301,021
RPM International, Inc.	37,150	1,995,698
Scotts Miracle-Gro Co., Class A	11,900	990,913

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	12,500	$947,500
Sherwin-Williams Co.	19,700	5,450,202
Trinseo S.A.	7,100	401,576
Valspar Corp.	19,800	2,100,186
W.R. Grace & Co.	17,500	1,291,500
Westlake Chemical Corp.	5,300	283,550

		114,578,832

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	1,113,120
Martin Marietta Materials, Inc.	14,830	2,656,201
Vulcan Materials Co.	33,100	3,764,463

		7,533,784

Containers & Packaging (0.5%)
AptarGroup, Inc.	14,600	1,130,186
Avery Dennison Corp.	20,850	1,621,921
Ball Corp.	40,200	3,294,390
Bemis Co., Inc.	29,800	1,520,098
Berry Plastics Group, Inc.*	28,100	1,232,185
Crown Holdings, Inc.*	37,150	2,120,894
Graphic Packaging Holding Co.	85,200	1,191,948
Greif, Inc., Class A	4,900	242,991
International Paper Co.	96,450	4,627,671
Owens-Illinois, Inc.*	46,650	857,894
Packaging Corp. of America	26,500	2,153,390
Sealed Air Corp.	46,560	2,133,379
Silgan Holdings, Inc.	11,600	586,844
Sonoco Products Co.	23,760	1,255,241
WestRock Co.	63,332	3,070,335

		27,039,367

Metals & Mining (0.5%)
Alcoa, Inc.	296,150	3,002,961
Allegheny Technologies, Inc.(x)	30,400	549,328
Carpenter Technology Corp.	3,500	144,410
Coeur Mining, Inc.(x)*	40,300	476,749
Commercial Metals Co.	27,300	441,987
Compass Minerals International, Inc.(x)	12,400	913,880
Ferroglobe plc(x)	6,500	58,695
Freeport-McMoRan, Inc.	294,194	3,194,947
Hecla Mining Co.(x)	90,400	515,280
Kaiser Aluminum Corp.	1,400	121,086
Newmont Mining Corp.	129,300	5,080,197
Nucor Corp.	78,320	3,872,924
Reliance Steel & Aluminum Co.	16,300	1,174,089
Royal Gold, Inc.	18,000	1,393,740
Southern Copper Corp.(x)	35,044	921,657
Steel Dynamics, Inc.	55,100	1,376,949
Stillwater Mining Co.*	9,700	129,592
Tahoe Resources, Inc.(x)	70,600	905,798
United States Steel Corp.(x)	34,200	645,012
Worthington Industries, Inc.	11,300	542,739

		25,462,020

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	686,162
Louisiana-Pacific Corp.*	42,500	800,275

		1,486,437

Total Materials		176,100,440

Real Estate (4.3%)
Equity Real Estate Investment Trusts (REITs) (4.2%)
Acadia Realty Trust (REIT)	17,000	616,080
Agree Realty Corp. (REIT)	3,600	177,984
Alexander’s, Inc. (REIT)	100	41,960
Alexandria Real Estate Equities, Inc. (REIT)	18,480	2,010,070
American Assets Trust, Inc. (REIT)	5,100	221,238
American Campus Communities, Inc. (REIT)	28,300	1,439,621
American Homes 4 Rent (REIT), Class A	47,500	1,027,900
American Tower Corp. (REIT)	100,100	11,344,333
Apartment Investment & Management Co. (REIT), Class A	43,188	1,982,761
Apple Hospitality REIT, Inc. (REIT)	45,300	838,503
Ashford Hospitality Prime, Inc. (REIT)	2,700	38,070
AvalonBay Communities, Inc. (REIT)	31,249	5,557,322
Boston Properties, Inc. (REIT)	36,170	4,929,609
Brandywine Realty Trust (REIT)	51,000	796,620
Brixmor Property Group, Inc. (REIT)	42,100	1,169,959
Camden Property Trust (REIT)	20,180	1,689,873
Care Capital Properties, Inc. (REIT)	21,244	605,454
CareTrust REIT, Inc. (REIT)	1,200	17,736
CatchMark Timber Trust, Inc. (REIT), Class A	800	9,352
CBL & Associates Properties, Inc. (REIT)	47,891	581,397
Chatham Lodging Trust (REIT)	100	1,925
Chesapeake Lodging Trust (REIT)	13,900	318,310
Colony Starwood Homes (REIT)(x)	15,200	436,240
Columbia Property Trust, Inc. (REIT)	32,600	729,914
Communications Sales & Leasing, Inc. (REIT)	31,402	986,337
CoreSite Realty Corp. (REIT)	7,800	577,512
Corporate Office Properties Trust (REIT)	24,809	703,335
Corrections Corp. of America (REIT)	34,743	481,885
Cousins Properties, Inc. (REIT)	51,713	539,884
Crown Castle International Corp. (REIT)	80,550	7,588,615
CubeSmart (REIT)	39,700	1,082,222
CyrusOne, Inc. (REIT)	16,000	761,120
DCT Industrial Trust, Inc. (REIT)	22,850	1,109,367
DDR Corp. (REIT)	84,708	1,476,460
DiamondRock Hospitality Co. (REIT)	58,300	530,530
Digital Realty Trust, Inc. (REIT)	37,589	3,650,644
Douglas Emmett, Inc. (REIT)	37,000	1,355,310
Duke Realty Corp. (REIT)	84,800	2,317,584
DuPont Fabros Technology, Inc. (REIT)	17,400	717,750
Easterly Government Properties, Inc. (REIT)	2,500	47,700
EastGroup Properties, Inc. (REIT)	10,300	757,668
Education Realty Trust, Inc. (REIT)	13,400	578,076
Empire State Realty Trust, Inc. (REIT), Class A	27,100	567,745
EPR Properties (REIT)	14,840	1,168,502
Equinix, Inc. (REIT)	16,138	5,813,715
Equity Commonwealth (REIT)*	33,000	997,260
Equity LifeStyle Properties, Inc. (REIT)	21,800	1,682,524
Equity One, Inc. (REIT)	21,600	661,176
Equity Residential (REIT)	87,787	5,647,338
Essex Property Trust, Inc. (REIT)	15,977	3,558,078
Extra Space Storage, Inc. (REIT)	28,300	2,247,303
Federal Realty Investment Trust (REIT)	17,380	2,675,303
First Industrial Realty Trust, Inc. (REIT)	29,500	832,490
First Potomac Realty Trust (REIT)	2,100	19,215

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Forest City Realty Trust, Inc. (REIT), Class A	50,700	$1,172,691
Four Corners Property Trust, Inc. (REIT)	15,146	323,064
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,445,876
General Growth Properties, Inc. (REIT)	144,807	3,996,673
Gladstone Commercial Corp. (REIT)	1,300	24,219
Global Net Lease, Inc. (REIT)(x)	25,400	207,264
Government Properties Income Trust (REIT)(x)	18,800	425,256
Gramercy Property Trust (REIT)(x)	99,200	956,288
HCP, Inc. (REIT)	114,997	4,364,136
Healthcare Realty Trust, Inc. (REIT)(x)	23,600	803,816
Healthcare Trust of America, Inc. (REIT), Class A	30,900	1,007,958
Hersha Hospitality Trust (REIT)	6,600	118,932
Highwoods Properties, Inc. (REIT)	29,530	1,539,104
Hospitality Properties Trust (REIT)	43,400	1,289,848
Host Hotels & Resorts, Inc. (REIT)	172,913	2,692,255
Hudson Pacific Properties, Inc. (REIT)	16,300	535,781
Investors Real Estate Trust (REIT)(x)	2,600	15,470
Iron Mountain, Inc. (REIT)	56,801	2,131,742
iStar, Inc. (REIT)*	13,000	139,490
Kilroy Realty Corp. (REIT)	21,800	1,511,830
Kimco Realty Corp. (REIT)	101,522	2,939,062
Kite Realty Group Trust (REIT)	20,300	562,716
Lamar Advertising Co. (REIT), Class A	21,400	1,397,634
LaSalle Hotel Properties (REIT)	26,100	623,007
Lexington Realty Trust (REIT)	45,500	468,650
Liberty Property Trust (REIT)	38,452	1,551,538
Life Storage, Inc. (REIT)	9,300	827,142
LTC Properties, Inc. (REIT)	8,800	457,512
Macerich Co. (REIT)	33,684	2,724,025
Mack-Cali Realty Corp. (REIT)	25,239	687,006
Medical Properties Trust, Inc. (REIT)	42,800	632,156
Mid-America Apartment Communities, Inc. (REIT)	19,716	1,853,107
Monmouth Real Estate Investment Corp. (REIT)(x)	500	7,135
Monogram Residential Trust, Inc. (REIT)(x)	24,800	263,872
National Health Investors, Inc. (REIT)	7,000	549,360
National Retail Properties, Inc. (REIT)	38,290	1,947,047
New Senior Investment Group, Inc. (REIT)	600	6,924
New York REIT, Inc. (REIT)	45,900	419,985
NorthStar Realty Europe Corp. (REIT)(x)	16,975	185,876
NorthStar Realty Finance Corp. (REIT)	42,225	556,103
Omega Healthcare Investors, Inc. (REIT)(x)	44,440	1,575,398
One Liberty Properties, Inc. (REIT)(x)	400	9,664
Outfront Media, Inc. (REIT)	34,770	822,311
Paramount Group, Inc. (REIT)	37,600	616,264
Parkway Properties, Inc. (REIT)(x)	13,800	234,738
Pebblebrook Hotel Trust (REIT)(x)	16,400	436,240
Pennsylvania Real Estate Investment Trust (REIT)	10,900	251,027
Physicians Realty Trust (REIT)	25,600	551,424
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	748,888
Post Properties, Inc. (REIT)	18,200	1,203,566
Potlatch Corp. (REIT)	7,700	299,453
Prologis, Inc. (REIT)	126,164	6,754,821
PS Business Parks, Inc. (REIT)	4,300	488,351
Public Storage (REIT)	34,502	7,698,776
QTS Realty Trust, Inc. (REIT), Class A	10,900	576,065
Ramco-Gershenson Properties Trust (REIT)	12,600	236,124
Rayonier, Inc. (REIT)	40,425	1,072,879
Realty Income Corp. (REIT)	60,028	4,017,674
Regency Centers Corp. (REIT)	23,586	1,827,679
Retail Opportunity Investments Corp. (REIT)	23,800	522,648
Retail Properties of America, Inc. (REIT), Class A	61,600	1,034,880
Rexford Industrial Realty, Inc. (REIT)	8,500	194,565
RLJ Lodging Trust (REIT)	33,200	698,196
Ryman Hospitality Properties, Inc. (REIT)(x)	10,751	517,768
Sabra Health Care REIT, Inc. (REIT)	14,700	370,146
Saul Centers, Inc. (REIT)	500	33,300
Select Income REIT (REIT)	8,300	223,270
Senior Housing Properties Trust (REIT)	54,290	1,232,926
Seritage Growth Properties (REIT), Class A(x)	8,900	451,052
Silver Bay Realty Trust Corp. (REIT)	1,000	17,530
Simon Property Group, Inc. (REIT)	72,859	15,082,542
SL Green Realty Corp. (REIT)	24,000	2,594,400
Spirit Realty Capital, Inc. (REIT)	104,667	1,395,211
STAG Industrial, Inc. (REIT)	9,400	230,394
STORE Capital Corp. (REIT)	35,400	1,043,238
Summit Hotel Properties, Inc. (REIT)	9,700	127,652
Sun Communities, Inc. (REIT)	12,300	965,304
Sunstone Hotel Investors, Inc. (REIT)	55,458	709,308
Tanger Factory Outlet Centers, Inc. (REIT)	29,500	1,149,320
Taubman Centers, Inc. (REIT)	14,800	1,101,268
Terreno Realty Corp. (REIT)	5,400	148,554
UDR, Inc. (REIT)	62,836	2,261,468
Universal Health Realty Income Trust (REIT)	100	6,302
Urban Edge Properties (REIT)	23,923	673,193
Urstadt Biddle Properties, Inc. (REIT), Class A	700	15,554
Ventas, Inc. (REIT)	78,079	5,514,720
VEREIT, Inc. (REIT)	236,500	2,452,505
Vornado Realty Trust (REIT)	40,347	4,083,520
Washington Prime Group, Inc. (REIT)	50,150	620,857
Washington Real Estate Investment Trust (REIT)	13,470	419,186
Weingarten Realty Investors (REIT)	36,986	1,441,714
Welltower, Inc. (REIT)	83,317	6,229,612
Weyerhaeuser Co. (REIT)	174,335	5,568,260
WP Carey, Inc. (REIT)	25,900	1,671,327
Xenia Hotels & Resorts, Inc. (REIT)	21,200	321,816

		221,621,277

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.	11,480	441,062
CBRE Group, Inc., Class A*	79,250	2,217,415

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Forestar Group, Inc.*	1,700	$19,907
HFF, Inc., Class A	2,100	58,149
Howard Hughes Corp.*	11,200	1,282,400
Jones Lang LaSalle, Inc.	12,100	1,376,859
Kennedy-Wilson Holdings, Inc.	22,600	509,630
Marcus & Millichap, Inc.*	400	10,460
RE/MAX Holdings, Inc., Class A	300	13,134
Realogy Holdings Corp.	34,100	881,826
RMR Group, Inc., Class A	671	25,458
St. Joe Co.*	9,900	181,962
Tejon Ranch Co.*	400	9,728

		7,027,990

Total Real Estate		228,649,267

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	1,444,399	58,657,043
ATN International, Inc.	600	39,024
CenturyLink, Inc.	137,179	3,762,820
Cincinnati Bell, Inc.*	16,900	68,952
Cogent Communications Holdings, Inc.	1,200	44,172
Consolidated Communications Holdings, Inc.(x)	2,100	53,004
FairPoint Communications, Inc.*	1,600	24,048
Frontier Communications Corp.	280,290	1,166,007
General Communication, Inc., Class A*	300	4,125
Globalstar, Inc.(x)*	30,100	36,421
Hawaiian Telcom Holdco, Inc.*	1,000	22,390
IDT Corp., Class B	2,900	49,996
Inteliquent, Inc.	2,000	32,280
Intelsat S.A.(x)*	7,100	19,241
Iridium Communications, Inc.(x)*	1,500	12,165
Level 3 Communications, Inc.*	68,036	3,155,510
Lumos Networks Corp.*	2,200	30,800
ORBCOMM, Inc.*	5,200	53,300
pdvWireless, Inc.(x)*	600	13,740
SBA Communications Corp., Class A*	29,400	3,297,504
Straight Path Communications, Inc., Class B(x)*	1,500	38,415
Verizon Communications, Inc.	956,640	49,726,147
Windstream Holdings, Inc.(x)	72,168	725,288
Zayo Group Holdings, Inc.*	34,900	1,036,879

		122,069,271

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,700	27,756
Shenandoah Telecommunications Co.	2,500	68,025
Spok Holdings, Inc.	2,300	40,986
Sprint Corp.(x)*	240,579	1,595,039
Telephone & Data Systems, Inc.	28,186	766,095
T-Mobile US, Inc.*	69,200	3,233,024
U.S. Cellular Corp.*	7,600	276,184

		6,007,109

Total Telecommunication Services		128,076,380

Utilities (3.3%)
Electric Utilities (1.9%)
ALLETE, Inc.	10,500	626,010
Alliant Energy Corp.	53,800	2,061,078
American Electric Power Co., Inc.	115,170	7,395,066
Avangrid, Inc.	18,500	772,930
Duke Energy Corp.	162,985	13,045,319
Edison International	76,760	5,545,910
El Paso Electric Co.	7,900	369,483
Empire District Electric Co.	1,800	61,452
Entergy Corp.	45,100	3,460,523
Eversource Energy	73,909	4,004,390
Exelon Corp.	217,456	7,239,110
FirstEnergy Corp.	106,804	3,533,076
Great Plains Energy, Inc.	43,600	1,189,844
Hawaiian Electric Industries, Inc.	20,500	611,925
IDACORP, Inc.	11,450	896,306
ITC Holdings Corp.	35,500	1,650,040
MGE Energy, Inc.	5,600	316,456
NextEra Energy, Inc.	108,450	13,265,604
OGE Energy Corp.	48,600	1,536,732
Otter Tail Corp.	900	31,131
PG&E Corp.	116,820	7,145,879
Pinnacle West Capital Corp.	26,000	1,975,740
PNM Resources, Inc.	27,800	909,616
Portland General Electric Co.	21,000	894,390
PPL Corp.	158,250	5,470,703
Southern Co.	221,150	11,344,995
Westar Energy, Inc.	30,000	1,702,500
Xcel Energy, Inc.	122,480	5,038,827

		102,095,035

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	1,876,644
National Fuel Gas Co.	21,100	1,140,877
New Jersey Resources Corp.	19,600	644,056
Northwest Natural Gas Co.	1,000	60,110
ONE Gas, Inc.	14,125	873,490
Piedmont Natural Gas Co., Inc.	19,900	1,194,796
South Jersey Industries, Inc.(x)	16,100	475,755
Southwest Gas Corp.	9,900	691,614
Spire, Inc.	11,200	713,888
UGI Corp.	48,675	2,202,057
WGL Holdings, Inc.	10,500	658,350

		10,531,637

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	153,695	1,974,981
Atlantica Yield plc(x)	3,200	60,832
Calpine Corp.*	89,200	1,127,488
NRG Energy, Inc.	87,821	984,473
Ormat Technologies, Inc.	9,000	435,690
Talen Energy Corp.*	5,000	69,250

		4,652,714

Multi-Utilities (1.0%)
Ameren Corp.	55,100	2,709,818
Avista Corp.	19,200	802,368
Black Hills Corp.(x)	9,700	593,834
CenterPoint Energy, Inc.	106,250	2,468,188
CMS Energy Corp.	71,500	3,003,715
Consolidated Edison, Inc.	72,000	5,421,600
Dominion Resources, Inc.	144,750	10,750,582
DTE Energy Co.	41,900	3,924,773
MDU Resources Group, Inc.	48,250	1,227,480
NiSource, Inc.	79,300	1,911,923
NorthWestern Corp.	8,700	500,511
Public Service Enterprise Group, Inc.	118,700	4,969,969
SCANA Corp.	30,650	2,218,141
Sempra Energy	58,090	6,226,667
Vectren Corp.	18,000	903,600
WEC Energy Group, Inc.	77,998	4,670,520

		52,303,689

Water Utilities (0.1%)
American States Water Co.	600	24,030
American Water Works Co., Inc.	44,000	3,292,960
Aqua America, Inc.	50,062	1,525,890

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
California Water Service Group	700	$22,463

		4,865,343

Total Utilities		174,448,418

Total Common Stocks (99.1%) (Cost $2,742,475,353)		5,287,474,657

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	34,100	28,388

Total Health Care		28,388

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	1,900	4,275

Total Telecommunication Services		4,275

Total Rights (0.0%) (Cost $—)		32,663

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	38,705,410	38,705,410

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,000,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $2,040,001.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $11,700,683, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $11,934,000.(xx)	11,700,000	11,700,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $9,800,408, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19- 3/16/26; total market value $9,996,006.(xx)	9,800,000	9,800,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $35,478,192, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $36,186,467.(xx)	35,476,862	35,476,862
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $4,000,157, collateralized by various U.S. Government Agency Securities, ranging from 3.500%- 6.500%, maturing 7/1/22-6/1/45; total market value $4,080,043.(xx)	4,000,000	4,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,040,111.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $10,000,972, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26- 9/15/46; total market value $10,200,425.(xx)	$10,000,000	$10,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $16,000,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $16,320,000.(xx)	16,000,000	16,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $5,000,146, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $5,100,000.(xx)	5,000,000	5,000,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $5,000,204, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $5,100,000.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $10,000,542, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $10,200,206.(xx)	10,000,000	10,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $5,000,192, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $5,100,103.(xx)	5,000,000	5,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $5,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $5,100,003.(xx)	5,000,000	5,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $10,000,700, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $10,200,003.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		130,976,862

Total Short-Term Investments (3.2%) (Cost $169,682,272)		169,682,272

Total Investments (102.3%) (Cost $2,912,157,625)		5,457,189,592
Other Assets Less Liabilities (-2.3%)		(124,757,222)

Net Assets (100%)		$5,332,432,370

*	Non-income producing.

†	Securities (totaling $62,651 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,707,680.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $128,950,468. This was secured by collateral of $130,976,862 which was received as cash and subsequently invested in short-term investments currently valued at $130,976,862, as reported in the Portfolio of Investments, and $1,299,918 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/13/16-5/15/46.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	35	December-16	$4,395,511	$4,369,050	$(26,461)
S&P 500 E-Mini Index	277	December-16	30,166,117	29,921,540	(244,577)

					$(271,038)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$675,181,414	$—	$—	$675,181,414
Consumer Staples	464,974,836	—	—	464,974,836
Energy	354,886,323	—	—	354,886,323
Financials	705,078,004	—	—	705,078,004
Health Care	747,137,959	—	29,988	747,167,947
Industrials	542,988,601	—	—	542,988,601
Information Technology	1,089,923,027	—	—	1,089,923,027
Materials	176,100,440	—	—	176,100,440
Real Estate	228,649,267	—	—	228,649,267
Telecommunication Services	128,076,380	—	—	128,076,380
Utilities	174,448,418	—	—	174,448,418
Rights
Health Care	—	—	28,388	28,388
Telecommunication Services	—	—	4,275	4,275
Short-Term Investments
Investment Companies	38,705,410	—	—	38,705,410
Repurchase Agreements	—	130,976,862	—	130,976,862

Total Assets	$5,326,150,079	$130,976,862	$62,651	$5,457,189,592

Liabilities:
Futures	$(271,038)	$—	$—	$(271,038)

Total Liabilities	$(271,038)	$—	$—	$(271,038)

Total	$5,325,879,041	$130,976,862	$62,651	$5,456,918,554

(a)	A security with a market value of $29,988 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,809,703,145
Aggregate gross unrealized depreciation	(297,123,577)

Net unrealized appreciation	$2,512,579,568

Federal income tax cost of investments	$2,944,610,024

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd.
4.875%	369	$35,094

Total Consumer Staples		35,094

Financials (2.9%)
Banks (2.7%)
Huntington Bancshares, Inc./Ohio
8.500%	215	311,746
KeyCorp
7.750%(x)	894	120,690

		432,436

Capital Markets (0.1%)
AMG Capital Trust II
5.150%	360	19,462

Diversified Financial Services (0.1%)
Mandatory Exchangeable Trust
5.750%§	155	20,006

Total Financials		471,904

Health Care (3.9%)
Health Care Equipment & Supplies (0.7%)
Alere, Inc.
3.000%	320	107,501

Health Care Providers & Services (1.0%)
Anthem, Inc.
5.250%	3,843	167,055

Pharmaceuticals (2.2%)
Allergan plc
5.500%	427	350,836

Total Health Care		625,392

Information Technology (0.6%)
Electronic Equipment, Instruments & Components (0.6%)
Belden, Inc.
6.750%(x)	420	42,181
MTS Systems Corp.
8.750%*	440	47,828

Total Information Technology		90,009

Materials (0.6%)
Metals & Mining (0.6%)
Alcoa, Inc.
5.375%	2,746	89,767

Total Materials		89,767

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
iStar, Inc.
4.500%	2,000	97,860
Welltower, Inc.
6.500%	1,083	72,074

Total Real Estate		169,934

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.2%)
Frontier Communications Corp.
11.125%	460	38,598

Wireless Telecommunication Services (0.7%)
T-Mobile U.S., Inc.
5.500%	1,366	106,644

Total Telecommunication Services		145,242

Utilities (0.4%)
Electric Utilities (0.2%)
Great Plains Energy, Inc.
7.000%*	105	5,406
NextEra Energy, Inc.
6.123%	585	29,133

		34,539

Multi-Utilities (0.2%)
Dominion Resources, Inc.
6.750%*	640	31,936
DTE Energy Co.
6.500%*	105	5,460

		37,396

Total Utilities		71,935

Total Convertible Preferred Stocks (10.5%) (Cost $1,749,888)		1,699,277

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (27.1%)
SPDR® Barclays Convertible Securities ETF (Cost $4,354,648)	94,150	4,364,794

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (54.7%)
Consumer Discretionary (7.4%)
Automobiles (0.8%)
Fiat Chrysler Automobiles N.V.
7.875%, 12/15/16	$150,000	86,541
Tesla Motors, Inc.
1.500%, 6/1/18	27,000	43,504

		130,045

Household Durables (1.5%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	155,000	185,516
Lennar Corp.
3.250%, 11/15/21	33,000	59,441

		244,957

Internet & Direct Marketing Retail (1.6%)
Ctrip.com International Ltd.
1.250%, 9/15/22(b)§	8,000	8,035
Priceline Group, Inc.
1.000%, 3/15/18	161,000	254,783

		262,818

Media (2.8%)
DISH Network Corp.
3.375%, 8/15/26§	124,000	135,780
Liberty Interactive LLC
1.000%, 9/30/43§	59,980	51,793
1.750%, 9/30/46§	129,000	136,256
Liberty Media Corp.
1.375%, 10/15/23	42,000	43,785
Live Nation Entertainment, Inc.
2.500%, 5/15/19	80,000	86,650

		454,264

Specialty Retail (0.7%)
Restoration Hardware Holdings, Inc. (Zero Coupon), 6/15/19§	122,000	105,225

Total Consumer Discretionary		1,197,309

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (1.1%)
Energy Equipment & Services (0.6%)
SEACOR Holdings, Inc.
3.000%, 11/15/28	$30,000	$24,300
Weatherford International Ltd.
5.875%, 7/1/21	63,000	70,678

		94,978

Oil, Gas & Consumable Fuels (0.5%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	53,288
Chesapeake Energy Corp.
5.500%, 9/15/26(b)§	11,000	11,000
2.500%, 5/15/37	4,000	3,975
PDC Energy, Inc.
1.125%, 9/15/21	5,000	5,312
SM Energy Co.
1.500%, 7/1/21	4,000	4,800

		78,375

Total Energy		173,353

Financials (2.8%)
Capital Markets (0.2%)
New Mountain Finance Corp.
5.000%, 6/15/19	16,000	16,320
TCP Capital Corp.
4.625%, 3/1/22(b)§	16,000	16,160
Walter Investment Management Corp.
4.500%, 11/1/19	3,000	1,723

		34,203

Insurance (1.0%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	154,172

Mortgage Real Estate Investment Trusts (REITs) (1.6%)
Colony Capital, Inc.
5.000%, 4/15/23	55,000	54,519
Starwood Property Trust, Inc.
3.750%, 10/15/17	156,000	160,485
4.000%, 1/15/19	39,000	44,021

		259,025

Total Financials		447,400

Health Care (13.3%)
Biotechnology (5.7%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	36,703
AMAG Pharmaceuticals, Inc.
2.500%, 2/15/19	27,000	30,358
ARIAD Pharmaceuticals, Inc.
3.625%, 6/15/19§	40,000	64,150
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	149,625
Clovis Oncology, Inc.
2.500%, 9/15/21	55,000	51,975
Emergent BioSolutions, Inc.
2.875%, 1/15/21	32,000	39,140
Immunomedics, Inc.
4.750%, 2/15/20	21,000	17,732
Incyte Corp.
0.375%, 11/15/18	17,000	32,257
1.250%, 11/15/20	58,000	112,194
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	16,000	17,890
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	86,000	80,034
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22	73,000	87,007
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	50,000	63,250
Novavax, Inc.
3.750%, 2/1/23§	19,000	10,082
Synergy Pharmaceuticals, Inc.
7.500%, 11/1/19§	21,000	40,149
TESARO, Inc.
3.000%, 10/1/21	28,000	82,233

		914,779

Health Care Equipment & Supplies (1.8%)
Hologic, Inc.
0.000%, 12/15/43(e)	44,000	53,955
Insulet Corp.
1.250%, 9/15/21(b)§	5,000	4,922
Integra LifeSciences Holdings Corp.
1.625%, 12/15/16	84,000	131,250
NuVasive, Inc.
2.750%, 7/1/17	35,000	56,285
Wright Medical Group, Inc.
2.000%, 2/15/20	43,000	45,929

		292,341

Health Care Providers & Services (1.9%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	27,000	26,814
HealthSouth Corp.
2.000%, 12/1/43	65,000	76,172
Molina Healthcare, Inc.
1.125%, 1/15/20	80,000	121,350
1.625%, 8/15/44	30,000	35,513
Trinity Biotech Investment Ltd.
4.000%, 4/1/45	36,000	33,682
Universal American Corp.
4.000%, 6/15/21§	11,000	11,564

		305,095

Pharmaceuticals (3.9%)
Depomed, Inc.
2.500%, 9/1/21	37,000	52,679
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	86,000	83,151
Jazz Investments I Ltd.
1.875%, 8/15/21(x)	119,000	120,636
Medicines Co.
1.375%, 6/1/17	58,000	83,266
2.750%, 7/15/23§	5,000	5,091
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	37,000	55,800
Teva Pharmaceutical Finance Co. LLC
0.250%, 2/1/26	190,000	226,694

		627,317

Total Health Care		2,139,532

Industrials (4.8%)
Air Freight & Logistics (1.0%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	24,000	23,265
Echo Global Logistics, Inc.
2.500%, 5/1/20	53,000	49,886
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	85,405

		158,556

Airlines (1.1%)
AirTran Holdings, Inc.
5.250%, 11/1/16	65,000	177,938

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Construction & Engineering (1.0%)
Dycom Industries, Inc.
0.750%, 9/15/21	$80,000	$87,200
Tutor Perini Corp.
2.875%, 6/15/21§	79,000	82,209

		169,409

Machinery (1.0%)
Greenbrier Cos., Inc.
3.500%, 4/1/18	87,000	98,419
Trinity Industries, Inc.
3.875%, 6/1/36	47,000	56,165

		154,584

Professional Services (0.4%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	61,000	61,458

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	40,000	46,875

Total Industrials		768,820

Information Technology (23.6%)
Communications Equipment (2.6%)
CalAmp Corp.
1.625%, 5/15/20	43,000	39,775
Ciena Corp.
3.750%, 10/15/18§	125,000	158,125
4.000%, 12/15/20	63,000	84,263
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	86,000	131,096

		413,259

Electronic Equipment, Instruments & Components (0.9%)
Knowles Corp.
3.250%, 11/1/21§	15,000	15,844
TTM Technologies, Inc.
1.750%, 12/15/20	73,000	96,542
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	33,675

		146,061

Internet Software & Services (3.3%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	36,000	35,168
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	139,000	151,510
Pandora Media, Inc.
1.750%, 12/1/20§	74,000	82,186
Twitter, Inc.
0.250%, 9/15/19	92,000	88,320
VeriSign, Inc.
4.485%, 8/15/37	68,000	155,847
WebMD Health Corp.
2.625%, 6/15/23§	22,000	21,423

		534,454

IT Services (0.2%)
Blackhawk Network Holdings, Inc.
1.500%, 1/15/22§	25,000	23,812
Cardtronics, Inc.
1.000%, 12/1/20	17,000	17,893

		41,705

Semiconductors & Semiconductor Equipment (10.4%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	13,000	14,138
Cypress Semiconductor Corp.
4.500%, 1/15/22§	7,000	7,914
Inphi Corp.
1.125%, 12/1/20§	19,000	24,166
0.750%, 9/1/21(b)§	8,000	8,425
Integrated Device Technology, Inc.
0.875%, 11/15/22§	91,000	91,910
Microchip Technology, Inc.
1.625%, 2/15/25	73,000	93,075
2.125%, 12/15/37	51,000	131,931
Micron Technology, Inc.
2.375%, 5/1/32	50,000	95,125
2.125%, 2/15/33	54,000	95,276
3.000%, 11/15/43(x)	130,000	115,538
Novellus Systems, Inc.
2.625%, 5/15/41	104,000	289,705
NVIDIA Corp.
1.000%, 12/1/18	37,000	125,892
NXP Semiconductors N.V.
1.000%, 12/1/19(x)	112,000	131,880
ON Semiconductor Corp.
1.000%, 12/1/20	85,000	86,169
2.625%, 12/15/26	114,000	135,802
Spansion LLC
2.000%, 9/1/20	37,000	85,817
SunPower Corp.
0.750%, 6/1/18	29,000	26,426
4.000%, 1/15/23§	16,000	12,180
Xilinx, Inc.
2.625%, 6/15/17	58,000	109,112

		1,680,481

Software (5.9%)
Citrix Systems, Inc.
0.500%, 4/15/19	90,000	101,756
FireEye, Inc.
1.000%, 6/1/35(x)	104,000	95,745
1.625%, 6/1/35	25,000	22,781
Nuance Communications, Inc.
1.000%, 12/15/35§	97,000	84,390
Proofpoint, Inc.
1.250%, 12/15/18	26,000	50,180
0.750%, 6/15/20	35,000	40,469
PROS Holdings, Inc.
2.000%, 12/1/19	43,000	42,355
Red Hat, Inc.
0.250%, 10/1/19(x)	32,000	40,500
Rovi Corp.
0.500%, 3/1/20	40,000	39,875
salesforce.com, Inc.
0.250%, 4/1/18	157,000	187,713
ServiceNow, Inc.
(Zero Coupon), 11/1/18	35,000	42,612
Synchronoss Technologies, Inc.
0.750%, 8/15/19	33,000	34,836
Take-Two Interactive Software, Inc.
1.750%, 12/1/16	37,000	87,228
Verint Systems, Inc.
1.500%, 6/1/21(x)	81,000	76,747

		947,187

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc.
0.750%, 9/1/19(x)	43,000	47,569

Total Information Technology		3,810,716

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.5%)
Construction Materials (0.5%)
Cemex S.A.B. de C.V.
3.720%, 3/15/20	$79,000	$82,308

Total Materials		82,308

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
iStar, Inc.
3.000%, 11/15/16	36,000	36,270
Colony Starwood Homes
4.500%, 10/15/17	50,000	53,500
3.000%, 7/1/19	37,000	40,099
VEREIT, Inc.
3.000%, 8/1/18	61,000	60,847

Total Real Estate		190,716

Total Convertible Bonds		8,810,154

Total Long-Term Debt Securities (54.7%) (Cost $8,423,099)		8,810,154

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.5%)
JPMorgan Prime Money Market Fund, IM Shares	1,049,711	1,049,711

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $61,879, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $63,113.(xx)	$61,875	61,875
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $49,959, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $50,956.(xx)	49,957	49,957
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $218,864, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $223,233.(xx)	218,856	218,856
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $75,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $76,504.(xx)	75,000	75,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $50,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $51,000.(xx)	50,000	50,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $50,002, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $51,000.(xx)	50,000	50,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $75,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $76,502.(xx)	75,000	75,000

Total Repurchase Agreements		580,688

Total Short-Term Investments (10.1%) (Cost $1,630,399)		1,630,399

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Value (Note 1)
Total Investments (102.4%) (Cost $16,158,034)	$16,504,624
Other Assets Less Liabilities (-2.4%)	(385,751)

Net Assets (100%)	$16,118,873

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $1,232,797 or 7.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $587,169. This was secured by collateral of $580,688 which was received as cash and subsequently invested in short-term investments currently valued at $580,688, as reported in the Portfolio of Investments, and $19,048 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 10/6/16-11/15/45.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$86,543	$1,110,766	$—	$1,197,309
Energy	—	173,353	—	173,353
Financials	—	447,400	—	447,400
Health Care	—	2,139,532	—	2,139,532
Industrials	—	768,820	—	768,820
Information Technology	—	3,810,716	—	3,810,716
Materials	—	82,308	—	82,308
Real Estate	—	190,716	—	190,716
Convertible Preferred Stocks
Consumer Staples	35,094	—	—	35,094
Financials	432,436	39,468	—	471,904
Health Care	625,392	—	—	625,392
Information Technology	42,181	47,828	—	90,009
Materials	89,767	—	—	89,767
Real Estate	72,074	97,860	—	169,934
Telecommunication Services	145,242	—	—	145,242
Utilities	71,935	—	—	71,935
Investment Companies
Exchange Traded Funds (ETFs)	4,364,794	—	—	4,364,794
Short-Term Investments
Investment Companies	1,049,711	—	—	1,049,711
Repurchase Agreements	—	580,688	—	580,688

Total Assets	$7,015,169	$9,489,455	$—	$16,504,624

Total Liabilities	$—	$—	$—	$—

Total	$7,015,169	$9,489,455	$—	$16,504,624

(a)	A security with a market value of $120,690 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,035,558
Aggregate gross unrealized depreciation	(808,623)

Net unrealized appreciation	$226,935

Federal income tax cost of investments	$16,277,689

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (34.8%)
Consumer Discretionary (2.2%)
Auto Components (0.1%)
BorgWarner, Inc.
3.375%, 3/15/25(x)	$800,000	$819,653
Delphi Automotive plc
3.150%, 11/19/20	500,000	517,723
Delphi Corp.
4.150%, 3/15/24	865,000	929,701
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,261,862
4.150%, 10/1/25	250,000	274,509

		3,803,448

Automobiles (0.0%)
General Motors Co.
3.500%, 10/2/18	2,000,000	2,054,400
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	423,728

		2,478,128

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
1.875%, 12/15/17	600,000	604,510
3.950%, 10/15/20	666,000	718,897
Hyatt Hotels Corp.
5.375%, 8/15/21	350,000	398,439
4.850%, 3/15/26	250,000	277,938
Marriott International, Inc.
3.375%, 10/15/20	626,000	659,874
2.300%, 1/15/22	500,000	502,896
3.250%, 9/15/22	1,700,000	1,783,524
3.125%, 6/15/26	500,000	504,041
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,045,852
5.350%, 3/1/18	968,000	1,022,482
2.100%, 12/7/18	290,000	294,561
5.000%, 2/1/19	750,000	811,402
2.200%, 5/26/20	750,000	763,573
3.500%, 7/15/20	150,000	159,797
2.750%, 12/9/20	320,000	332,271
3.625%, 5/20/21	400,000	431,042
3.250%, 6/10/24(x)	1,000,000	1,056,754
3.375%, 5/26/25	750,000	791,558
3.700%, 1/30/26	1,500,000	1,618,248
Starbucks Corp.
2.100%, 2/4/21	300,000	306,320
2.700%, 6/15/22	400,000	419,918
3.850%, 10/1/23	850,000	951,267
2.450%, 6/15/26	500,000	508,319
Wyndham Worldwide Corp.
2.500%, 3/1/18	950,000	959,394
4.250%, 3/1/22	1,094,000	1,162,346

		18,085,223

Household Durables (0.2%)
DR Horton, Inc.
3.750%, 3/1/19	720,000	749,736
4.000%, 2/15/20	920,000	969,496
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	257,906
3.800%, 11/15/24	300,000	311,700
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,255,398
Newell Brands, Inc.
2.150%, 10/15/18	375,000	378,282
2.600%, 3/29/19	590,000	601,799
2.875%, 12/1/19	550,000	566,721
3.150%, 4/1/21	500,000	520,758
3.850%, 4/1/23	1,075,000	1,150,628
5.000%, 11/15/23§	2,250,000	2,378,981
4.000%, 12/1/24	400,000	425,453
3.900%, 11/1/25	750,000	792,071
4.200%, 4/1/26	3,100,000	3,382,517
NVR, Inc.
3.950%, 9/15/22	150,000	159,208
Tupperware Brands Corp.
4.750%, 6/1/21(x)	500,000	546,587
Whirlpool Corp.
1.650%, 11/1/17	175,000	175,636
2.400%, 3/1/19	900,000	915,235
4.850%, 6/15/21	400,000	445,861
3.700%, 3/1/23	250,000	266,700
3.700%, 5/1/25	500,000	531,996

		16,782,669

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.
1.200%, 11/29/17	1,500,000	1,501,844
2.600%, 12/5/19	450,000	467,252
3.300%, 12/5/21	1,050,000	1,123,125
2.500%, 11/29/22	1,200,000	1,236,786
3.800%, 12/5/24	1,000,000	1,109,062
Expedia, Inc.
7.456%, 8/15/18	500,000	550,795
5.950%, 8/15/20	1,394,000	1,571,735
JD.com, Inc.
3.125%, 4/29/21	500,000	498,958
3.875%, 4/29/26	500,000	491,374
Priceline Group, Inc.
3.650%, 3/15/25	600,000	628,758
3.600%, 6/1/26	500,000	520,580
QVC, Inc.
3.125%, 4/1/19	333,000	341,708
5.125%, 7/2/22	500,000	531,005
4.375%, 3/15/23	300,000	299,910
4.850%, 4/1/24	500,000	509,335
4.450%, 2/15/25	670,000	663,719

		12,045,946

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	516,043
Mattel, Inc.
1.700%, 3/15/18	500,000	501,495
2.350%, 5/6/19	500,000	507,218
2.350%, 8/15/21	180,000	181,492
3.150%, 3/15/23	300,000	299,330

		2,005,578

Media (1.0%)
21st Century Fox America, Inc.
6.900%, 3/1/19	596,000	670,644
5.650%, 8/15/20	594,000	677,587
4.500%, 2/15/21	500,000	553,711
3.000%, 9/15/22	1,000,000	1,040,330
3.700%, 10/15/25(x)	2,040,000	2,205,994
CBS Corp.
5.750%, 4/15/20	1,256,000	1,417,768
3.375%, 3/1/22	2,000,000	2,103,548
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20§	1,165,000	1,216,144
4.464%, 7/23/22§	1,850,000	1,988,935
4.908%, 7/23/25§	3,850,000	4,237,695
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	87,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Comcast Corp.
5.700%, 7/1/19	$1,289,000	$1,437,494
5.150%, 3/1/20	2,806,000	3,144,139
1.625%, 1/15/22	750,000	744,521
3.125%, 7/15/22	1,050,000	1,118,036
2.850%, 1/15/23	2,150,000	2,243,729
2.750%, 3/1/23	1,500,000	1,556,197
3.600%, 3/1/24	2,000,000	2,169,745
3.150%, 3/1/26	2,000,000	2,115,064
Discovery Communications LLC
5.050%, 6/1/20	2,262,000	2,480,473
4.375%, 6/15/21	62,000	67,160
3.300%, 5/15/22	500,000	510,104
3.250%, 4/1/23	1,000,000	998,031
4.900%, 3/11/26	500,000	544,093
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	638,640
Historic TW, Inc.
6.875%, 6/15/18	62,000	67,589
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	900,000	905,052
4.000%, 3/15/22	315,000	336,021
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,219,594
4.375%, 4/1/21	1,971,000	2,197,481
2.875%, 1/15/23	156,000	162,842
Omnicom Group, Inc.
6.250%, 7/15/19	673,000	755,917
4.450%, 8/15/20	1,280,000	1,397,779
3.625%, 5/1/22	1,281,000	1,369,192
3.650%, 11/1/24	750,000	793,225
RELX Capital, Inc.
8.625%, 1/15/19	1,691,000	1,942,957
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	500,000	513,058
2.800%, 6/15/20	500,000	511,509
3.500%, 6/15/22	500,000	521,890
3.900%, 11/15/24	800,000	836,576
3.950%, 6/15/25	500,000	524,147
Time Warner Cable LLC
6.750%, 7/1/18	2,500,000	2,721,875
8.750%, 2/14/19	1,000,000	1,150,500
8.250%, 4/1/19	1,846,000	2,128,669
5.000%, 2/1/20	1,061,000	1,148,108
4.000%, 9/1/21	1,500,000	1,586,250
Time Warner, Inc.
4.875%, 3/15/20	2,700,000	2,980,622
4.700%, 1/15/21	1,812,000	2,016,385
3.400%, 6/15/22	500,000	530,394
4.050%, 12/15/23	1,250,000	1,371,701
3.550%, 6/1/24	2,000,000	2,123,531
Viacom, Inc.
2.500%, 9/1/18	200,000	202,130
2.200%, 4/1/19	600,000	601,468
5.625%, 9/15/19	1,641,000	1,792,892
3.875%, 12/15/21	125,000	132,922
2.250%, 2/4/22	250,000	248,800
3.125%, 6/15/22	500,000	506,195
3.250%, 3/15/23	1,000,000	1,008,229
4.250%, 9/1/23	1,100,000	1,169,194
3.450%, 10/4/26	750,000	749,558
Walt Disney Co.
1.100%, 12/1/17	2,000,000	2,001,095
1.500%, 9/17/18	355,000	357,359
5.500%, 3/15/19	500,000	551,532
1.850%, 5/30/19	1,000,000	1,015,957
0.875%, 7/12/19	285,000	282,255
2.150%, 9/17/20	500,000	512,734
3.750%, 6/1/21	181,000	198,145
2.750%, 8/16/21	1,000,000	1,052,728
2.550%, 2/15/22	2,000,000	2,086,186
2.350%, 12/1/22	650,000	668,509
3.150%, 9/17/25	500,000	537,718
1.850%, 7/30/26	465,000	444,134
WPP Finance 2010
4.750%, 11/21/21	160,000	179,259
3.750%, 9/19/24	1,000,000	1,063,267

		86,141,975

Multiline Retail (0.2%)
Dollar General Corp.
1.875%, 4/15/18	194,000	195,037
3.250%, 4/15/23	1,150,000	1,182,128
4.150%, 11/1/25	125,000	135,905
Kohl’s Corp.
4.750%, 12/15/23	800,000	865,670
4.250%, 7/17/25	750,000	776,022
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21(x)	500,000	522,830
3.875%, 1/15/22	400,000	423,113
4.375%, 9/1/23	635,000	675,630
3.625%, 6/1/24(x)	1,000,000	1,006,698
Nordstrom, Inc.
6.250%, 1/15/18	277,000	293,971
4.750%, 5/1/20	584,000	636,534
4.000%, 10/15/21	600,000	643,520
Target Corp.
6.000%, 1/15/18	1,550,000	1,645,626
2.300%, 6/26/19	1,500,000	1,542,889
3.875%, 7/15/20	1,000,000	1,086,622
2.500%, 4/15/26	2,000,000	2,037,786

		13,669,981

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	172,663
4.500%, 12/1/23	1,000,000	1,083,839
AutoNation, Inc.
3.350%, 1/15/21	375,000	385,257
4.500%, 10/1/25	215,000	227,496
AutoZone, Inc.
1.625%, 4/21/19	40,000	40,135
4.000%, 11/15/20	1,956,000	2,105,475
2.500%, 4/15/21	100,000	101,793
3.700%, 4/15/22	350,000	374,286
3.250%, 4/15/25	333,000	343,869
3.125%, 4/21/26	125,000	128,075
Bed Bath & Beyond, Inc.
3.749%, 8/1/24(x)	350,000	363,593
Home Depot, Inc.
2.250%, 9/10/18	742,000	754,790
2.000%, 6/15/19	1,000,000	1,019,396
2.000%, 4/1/21	1,500,000	1,525,404
4.400%, 4/1/21	650,000	727,308
2.625%, 6/1/22	1,750,000	1,821,367
2.700%, 4/1/23	800,000	833,297
3.750%, 2/15/24	1,000,000	1,107,928
3.350%, 9/15/25	490,000	532,840
3.000%, 4/1/26	750,000	793,878
2.125%, 9/15/26	625,000	615,971
Lowe’s Cos., Inc.
1.150%, 4/15/19	300,000	300,106
4.625%, 4/15/20	1,089,000	1,203,279
3.120%, 4/15/22	750,000	791,579
3.875%, 9/15/23	1,000,000	1,111,265
3.125%, 9/15/24	500,000	533,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.375%, 9/15/25	$510,000	$549,085
2.500%, 4/15/26	750,000	751,375
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	316,943
4.625%, 9/15/21	300,000	333,848
3.800%, 9/1/22	300,000	321,217
3.850%, 6/15/23	250,000	271,459
3.550%, 3/15/26(x)	500,000	530,818
Ross Stores, Inc.
3.375%, 9/15/24	300,000	318,738
Signet UK Finance plc
4.700%, 6/15/24	500,000	480,954
Staples, Inc.
2.750%, 1/12/18	1,000,000	1,008,827
4.375%, 1/12/23(x)	100,000	103,140
TJX Cos., Inc.
6.950%, 4/15/19	385,000	436,975
2.750%, 6/15/21	750,000	789,418
2.500%, 5/15/23	450,000	461,024
2.250%, 9/15/26	500,000	491,870

		26,163,618

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	100,000	105,523
Coach, Inc.
4.250%, 4/1/25	500,000	521,617
NIKE, Inc.
2.250%, 5/1/23	450,000	463,170
Ralph Lauren Corp.
2.125%, 9/26/18	300,000	304,681
2.625%, 8/18/20	400,000	413,783
Under Armour, Inc.
3.250%, 6/15/26	500,000	504,388

		2,313,162

Total Consumer Discretionary		183,489,728

Consumer Staples (2.5%)
Beverages (1.0%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	62,000	67,135
Anheuser-Busch InBev Finance, Inc.
1.250%, 1/17/18	500,000	502,086
1.900%, 2/1/19	2,975,000	3,002,212
2.650%, 2/1/21	6,125,000	6,311,147
2.625%, 1/17/23	2,356,000	2,398,308
3.300%, 2/1/23	3,975,000	4,196,279
3.700%, 2/1/24	2,500,000	2,682,953
3.650%, 2/1/26	9,000,000	9,665,028
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	3,300,000	3,755,096
5.375%, 1/15/20	2,181,000	2,435,458
4.375%, 2/15/21	1,158,000	1,276,536
2.500%, 7/15/22	1,300,000	1,326,290
Beam Suntory, Inc.
1.750%, 6/15/18	500,000	501,345
3.250%, 5/15/22	250,000	257,561
3.250%, 6/15/23	500,000	513,553
Bottling Group LLC
5.125%, 1/15/19	846,000	917,933
Brown-Forman Corp.
1.000%, 1/15/18	500,000	498,939
Coca-Cola Bottling Co. Consolidated
3.800%, 11/25/25	250,000	265,752
Coca-Cola Co.
0.875%, 10/27/17	220,000	219,563
1.650%, 3/14/18	1,800,000	1,814,183
1.150%, 4/1/18	500,000	500,145
1.375%, 5/30/19	1,000,000	1,002,204
1.875%, 10/27/20	750,000	761,960
2.450%, 11/1/20	1,000,000	1,038,597
3.150%, 11/15/20	1,001,000	1,067,607
1.550%, 9/1/21	750,000	746,770
3.300%, 9/1/21	1,000,000	1,077,404
2.500%, 4/1/23	1,000,000	1,031,963
3.200%, 11/1/23	2,650,000	2,843,771
2.875%, 10/27/25	850,000	896,574
2.550%, 6/1/26	500,000	510,523
2.250%, 9/1/26	1,000,000	992,118
Coca-Cola European Partners US LLC
3.500%, 9/15/20	150,000	158,406
3.250%, 8/19/21	350,000	368,079
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18(x)	1,450,000	1,470,271
3.875%, 11/26/23	500,000	534,397
Diageo Capital plc
5.750%, 10/23/17	1,700,000	1,779,139
1.125%, 4/29/18	1,250,000	1,245,994
2.625%, 4/29/23	1,500,000	1,547,545
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,044,824
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	300,000	307,684
3.200%, 11/15/21	300,000	316,843
3.400%, 11/15/25	1,250,000	1,333,328
2.550%, 9/15/26	200,000	199,180
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23(x)	150,000	149,704
Molson Coors Brewing Co.
1.450%, 7/15/19	405,000	405,045
2.100%, 7/15/21	500,000	500,811
3.500%, 5/1/22	500,000	533,332
3.000%, 7/15/26	680,000	686,273
PepsiCo, Inc.
1.000%, 10/13/17	280,000	280,056
5.000%, 6/1/18	156,000	165,837
7.900%, 11/1/18	1,297,000	1,470,615
2.250%, 1/7/19	1,000,000	1,022,617
1.500%, 2/22/19	275,000	276,507
4.500%, 1/15/20	2,700,000	2,961,508
2.150%, 10/14/20	750,000	767,445
3.125%, 11/1/20	250,000	265,339
2.750%, 3/5/22	1,750,000	1,844,081
3.100%, 7/17/22	750,000	800,509
2.750%, 3/1/23	1,000,000	1,044,761
3.600%, 3/1/24	1,000,000	1,096,718
3.500%, 7/17/25	750,000	824,600
2.850%, 2/24/26	300,000	314,136

		80,792,577

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
1.125%, 12/15/17	1,000,000	1,001,480
1.700%, 12/15/19	1,000,000	1,010,154
CVS Health Corp.
1.900%, 7/20/18	1,000,000	1,007,922
2.250%, 12/5/18	694,000	705,729
2.250%, 8/12/19	1,500,000	1,530,396
2.800%, 7/20/20	2,000,000	2,072,154
2.125%, 6/1/21	1,000,000	1,006,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 7/20/22	$1,650,000	$1,768,980
2.750%, 12/1/22	2,000,000	2,059,071
4.000%, 12/5/23	1,100,000	1,214,893
3.875%, 7/20/25	2,400,000	2,608,135
2.875%, 6/1/26	1,500,000	1,517,467
Kroger Co.
2.000%, 1/15/19	125,000	126,357
1.500%, 9/30/19	380,000	379,411
6.150%, 1/15/20	1,602,000	1,822,667
3.300%, 1/15/21	100,000	105,774
2.600%, 2/1/21	250,000	257,287
2.950%, 11/1/21	960,000	1,000,700
3.400%, 4/15/22	350,000	372,050
3.850%, 8/1/23	1,250,000	1,355,219
4.000%, 2/1/24	190,000	208,356
2.650%, 10/15/26	600,000	597,090
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,195,352
1.900%, 4/1/19	435,000	438,866
2.600%, 10/1/20	500,000	516,748
2.500%, 7/15/21	715,000	731,671
Walgreen Co.
5.250%, 1/15/19	162,000	174,822
3.100%, 9/15/22	1,281,000	1,327,502
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	1,000,000	1,005,468
1.750%, 5/30/18	535,000	537,763
2.700%, 11/18/19	1,000,000	1,032,367
2.600%, 6/1/21	795,000	814,659
3.300%, 11/18/21	940,000	994,429
3.100%, 6/1/23	430,000	443,908
3.800%, 11/18/24	2,000,000	2,151,307
3.450%, 6/1/26	375,000	388,894
Wal-Mart Stores, Inc.
5.800%, 2/15/18	596,000	634,677
1.125%, 4/11/18	1,625,000	1,628,492
4.125%, 2/1/19	1,750,000	1,868,444
3.625%, 7/8/20	187,000	202,497
3.250%, 10/25/20	2,037,000	2,184,160
2.550%, 4/11/23	1,650,000	1,714,442
3.300%, 4/22/24	2,000,000	2,176,728
Whole Foods Market, Inc.
5.200%, 12/3/25§	500,000	543,497

		46,434,854

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,038,000	1,102,292
4.479%, 3/1/21	250,000	279,424
2.500%, 8/11/26	500,000	497,988
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	661,305
3.500%, 11/24/20	625,000	651,966
3.250%, 8/15/26	215,000	216,424
Campbell Soup Co.
4.500%, 2/15/19	521,000	557,746
4.250%, 4/15/21	100,000	110,512
2.500%, 8/2/22	363,000	371,037
3.300%, 3/19/25	450,000	477,913
ConAgra Foods, Inc.
1.900%, 1/25/18	700,000	701,975
7.000%, 4/15/19	231,000	257,204
3.200%, 1/25/23	1,805,000	1,873,064
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	534,010
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,317,992
2.200%, 10/21/19	1,000,000	1,020,068
3.150%, 12/15/21	1,000,000	1,062,042
Hershey Co.
1.600%, 8/21/18	160,000	161,479
4.125%, 12/1/20	500,000	550,370
2.625%, 5/1/23	250,000	257,165
3.200%, 8/21/25	300,000	320,303
2.300%, 8/15/26	500,000	493,137
Hormel Foods Corp.
4.125%, 4/15/21	350,000	382,028
Ingredion, Inc.
4.625%, 11/1/20	269,000	293,028
3.200%, 10/1/26	200,000	204,222
J.M. Smucker Co.
3.500%, 10/15/21	750,000	803,524
Kellogg Co.
3.250%, 5/21/18	290,000	298,325
4.150%, 11/15/19	500,000	538,380
4.000%, 12/15/20	542,000	592,023
3.125%, 5/17/22	500,000	524,949
Kraft Heinz Foods Co.
2.000%, 7/2/18	415,000	419,641
6.125%, 8/23/18	1,250,000	1,350,156
5.375%, 2/10/20	1,163,000	1,298,825
2.800%, 7/2/20	900,000	932,927
3.500%, 6/6/22	1,700,000	1,802,888
3.500%, 7/15/22	900,000	956,226
3.950%, 7/15/25	1,100,000	1,191,095
3.000%, 6/1/26	1,925,000	1,941,823
McCormick & Co., Inc.
3.900%, 7/15/21	250,000	272,806
3.500%, 9/1/23	357,000	381,878
3.250%, 11/15/25	235,000	249,587
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	879,063
3.000%, 11/15/20	310,000	321,761
4.125%, 11/15/25	610,000	663,104
Mondelez International, Inc.
6.125%, 2/1/18	1,866,000	1,978,218
4.000%, 2/1/24	2,150,000	2,360,731
Tyson Foods, Inc.
2.650%, 8/15/19	1,750,000	1,794,573
4.500%, 6/15/22	1,375,000	1,523,294
Unilever Capital Corp.
4.800%, 2/15/19	1,296,000	1,402,951
2.200%, 3/6/19	500,000	511,501
2.100%, 7/30/20	400,000	408,800
4.250%, 2/10/21	350,000	390,078
1.375%, 7/28/21	295,000	293,001
3.100%, 7/30/25	300,000	321,319
2.000%, 7/28/26	250,000	244,206

		41,002,347

Household Products (0.2%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	500,000	508,902
Clorox Co.
3.800%, 11/15/21	500,000	537,685
3.050%, 9/15/22	610,000	638,996
3.500%, 12/15/24	500,000	535,006
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	504,548
2.300%, 5/3/22	1,000,000	1,030,189
2.100%, 5/1/23	1,000,000	1,015,052
3.250%, 3/15/24	500,000	545,875
Kimberly-Clark Corp.
7.500%, 11/1/18	800,000	902,859
1.400%, 2/15/19	180,000	180,652
1.900%, 5/22/19	500,000	508,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.150%, 8/15/20	$300,000	$307,588
3.875%, 3/1/21	100,000	109,618
2.650%, 3/1/25	200,000	207,872
3.050%, 8/15/25	300,000	319,891
2.750%, 2/15/26	250,000	260,511
Procter & Gamble Co.
1.600%, 11/15/18	900,000	910,081
4.700%, 2/15/19	2,465,000	2,664,642
3.100%, 8/15/23	2,625,000	2,820,037

		14,508,158

Personal Products (0.0%)
Estee Lauder Cos., Inc.
1.700%, 5/10/21	300,000	301,734

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	913,000	1,067,224
9.250%, 8/6/19	1,437,000	1,743,594
2.625%, 1/14/20	1,500,000	1,549,680
4.750%, 5/5/21	950,000	1,074,054
2.850%, 8/9/22	1,700,000	1,775,462
2.950%, 5/2/23(x)	156,000	163,253
2.625%, 9/16/26	430,000	435,268
Philip Morris International, Inc.
1.250%, 11/9/17	160,000	160,112
5.650%, 5/16/18	2,689,000	2,876,251
1.875%, 1/15/19	600,000	606,051
4.500%, 3/26/20	1,000,000	1,096,705
4.125%, 5/17/21	300,000	331,310
2.500%, 8/22/22	1,000,000	1,022,896
2.625%, 3/6/23	1,150,000	1,179,069
2.125%, 5/10/23	625,000	621,975
3.600%, 11/15/23	600,000	653,160
3.250%, 11/10/24	500,000	534,787
3.375%, 8/11/25	250,000	269,542
Reynolds American, Inc.
2.300%, 6/12/18	190,000	192,885
8.125%, 6/23/19	572,000	670,155
6.875%, 5/1/20	1,266,000	1,479,272
3.250%, 6/12/20	162,000	170,463
4.000%, 6/12/22	600,000	651,464
4.850%, 9/15/23	1,500,000	1,717,067
4.450%, 6/12/25	2,035,000	2,272,271

		24,313,970

Total Consumer Staples		207,353,640

Energy (3.2%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc.
3.200%, 8/15/21	286,000	300,102
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	248,809
3.450%, 10/1/22	400,000	406,231
Halliburton Co.
2.000%, 8/1/18	250,000	251,762
6.150%, 9/15/19	1,723,000	1,927,612
3.250%, 11/15/21	350,000	366,281
3.500%, 8/1/23	800,000	830,919
3.800%, 11/15/25	1,562,000	1,620,037
Nabors Industries, Inc.
6.150%, 2/15/18	800,000	833,000
9.250%, 1/15/19	1,300,000	1,430,000
5.000%, 9/15/20	700,000	690,812
4.625%, 9/15/21	156,000	147,030
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	497,815
2.600%, 12/1/22	687,000	647,907
Oceaneering International, Inc.
4.650%, 11/15/24	500,000	504,926

		10,703,243

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	927,000	1,059,097
4.850%, 3/15/21(x)	475,000	509,485
3.450%, 7/15/24(x)	800,000	790,025
5.550%, 3/15/26(x)	1,250,000	1,422,700
ANR Pipeline Co.
9.625%, 11/1/21	500,000	669,247
Apache Corp.
3.625%, 2/1/21	1,000,000	1,049,591
3.250%, 4/15/22	362,000	372,021
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	789,341
4.950%, 12/15/24	500,000	523,870
5.950%, 6/1/26	250,000	276,197
BP Capital Markets plc
1.375%, 11/6/17	750,000	750,812
1.674%, 2/13/18	500,000	501,594
1.375%, 5/10/18	1,519,000	1,519,066
2.241%, 9/26/18	1,500,000	1,522,675
4.750%, 3/10/19	1,121,000	1,211,209
1.676%, 5/3/19	385,000	386,197
2.237%, 5/10/19	100,000	101,775
2.521%, 1/15/20	880,000	903,369
2.315%, 2/13/20	1,000,000	1,019,781
4.500%, 10/1/20	1,637,000	1,798,558
4.742%, 3/11/21	1,000,000	1,118,965
2.112%, 9/16/21(x)	650,000	652,853
3.561%, 11/1/21(x)	1,500,000	1,611,969
3.245%, 5/6/22	1,375,000	1,449,925
2.500%, 11/6/22	1,500,000	1,512,650
2.750%, 5/10/23	1,000,000	1,020,126
3.994%, 9/26/23	500,000	547,728
3.814%, 2/10/24	1,150,000	1,244,655
3.535%, 11/4/24	1,150,000	1,219,047
3.119%, 5/4/26	500,000	513,301
Buckeye Partners LP
5.500%, 8/15/19	479,000	507,255
4.875%, 2/1/21	1,420,000	1,533,606
Canadian Natural Resources Ltd.
1.750%, 1/15/18	875,000	871,363
5.900%, 2/1/18	100,000	104,968
3.800%, 4/15/24	64,000	64,810
Chevron Corp.
1.344%, 11/9/17	750,000	751,719
1.104%, 12/5/17	1,500,000	1,498,779
1.365%, 3/2/18	1,500,000	1,504,098
1.718%, 6/24/18	2,000,000	2,020,632
1.790%, 11/16/18	750,000	758,300
4.950%, 3/3/19	1,346,000	1,461,781
1.561%, 5/16/19	1,500,000	1,508,119
2.193%, 11/15/19	715,000	731,507
1.961%, 3/3/20	1,500,000	1,524,285
2.427%, 6/24/20	2,250,000	2,323,474
2.419%, 11/17/20	750,000	774,226
2.100%, 5/16/21	1,500,000	1,524,872
2.411%, 3/3/22	500,000	514,355
2.355%, 12/5/22	1,800,000	1,829,448
2.566%, 5/16/23(x)	1,250,000	1,283,171
3.191%, 6/24/23	1,425,000	1,528,886
3.326%, 11/17/25	1,000,000	1,075,044
2.954%, 5/16/26	1,500,000	1,551,926
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,050,526

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
CNOOC Finance 2013 Ltd.
1.750%, 5/9/18	$254,000	$254,034
3.000%, 5/9/23	2,450,000	2,473,814
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,638,528
CNOOC Finance Australia Pty Ltd.
2.625%, 5/5/20	1,000,000	1,018,350
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,188,820
Columbia Pipeline Group, Inc.
2.450%, 6/1/18	175,000	176,315
3.300%, 6/1/20	250,000	258,602
4.500%, 6/1/25	400,000	431,072
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,739,842
5.750%, 2/1/19	2,166,000	2,360,539
6.000%, 1/15/20(x)	1,000,000	1,124,923
2.200%, 5/15/20(x)	430,000	436,931
4.200%, 3/15/21(x)	750,000	811,163
2.400%, 12/15/22	1,806,000	1,784,870
3.350%, 11/15/24(x)	250,000	257,735
3.350%, 5/15/25(x)	715,000	730,958
4.950%, 3/15/26(x)	750,000	842,123
Devon Energy Corp.
4.000%, 7/15/21(x)	837,000	872,916
3.250%, 5/15/22(x)	750,000	741,262
5.850%, 12/15/25(x)	500,000	566,595
Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,035,000
7.625%, 7/23/19(x)	1,859,000	2,123,908
5.875%, 9/18/23	1,000,000	1,075,000
4.125%, 1/16/25	1,000,000	970,950
Enable Midstream Partners LP
2.400%, 5/15/19	750,000	733,693
3.900%, 5/15/24	750,000	702,955
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	580,802
5.200%, 3/15/20	1,081,000	1,162,884
4.200%, 9/15/21	500,000	529,308
Enbridge, Inc.
3.500%, 6/10/24(x)	1,000,000	990,556
Encana Corp.
6.500%, 5/15/19	500,000	541,250
3.900%, 11/15/21(x)	500,000	500,938
Energy Transfer Partners LP
2.500%, 6/15/18	675,000	680,569
6.700%, 7/1/18	844,000	907,991
9.700%, 3/15/19	346,000	396,336
9.000%, 4/15/19	1,000,000	1,140,831
4.150%, 10/1/20	800,000	838,713
4.650%, 6/1/21(x)	1,500,000	1,592,127
5.200%, 2/1/22	1,000,000	1,082,962
3.600%, 2/1/23	1,150,000	1,129,986
4.050%, 3/15/25	2,000,000	1,983,937
4.750%, 1/15/26	1,250,000	1,286,707
EnLink Midstream Partners LP
4.850%, 7/15/26	450,000	453,744
Enterprise Products Operating LLC
6.650%, 4/15/18	2,000,000	2,151,734
2.550%, 10/15/19	750,000	764,072
5.250%, 1/31/20	200,000	220,859
5.200%, 9/1/20	1,500,000	1,672,090
2.850%, 4/15/21	1,055,000	1,085,198
4.050%, 2/15/22	500,000	541,237
3.350%, 3/15/23	1,356,000	1,382,079
3.750%, 2/15/25	1,415,000	1,464,481
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,194,839
4.100%, 2/1/21	1,625,000	1,751,260
3.150%, 4/1/25	2,000,000	2,042,676
4.150%, 1/15/26	500,000	549,074
EQT Corp.
6.500%, 4/1/18	500,000	529,867
8.125%, 6/1/19	1,027,000	1,172,814
4.875%, 11/15/21	156,000	170,603
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	408,406
Exxon Mobil Corp.
1.439%, 3/1/18	565,000	567,596
1.305%, 3/6/18	250,000	250,648
1.708%, 3/1/19	1,000,000	1,011,556
1.819%, 3/15/19	1,500,000	1,517,012
1.912%, 3/6/20	1,000,000	1,017,264
2.222%, 3/1/21	1,480,000	1,511,173
2.397%, 3/6/22	250,000	256,290
2.726%, 3/1/23	1,680,000	1,749,018
3.176%, 3/15/24	2,000,000	2,148,892
2.709%, 3/6/25	1,000,000	1,024,819
3.043%, 3/1/26	2,025,000	2,120,048
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	726,069
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	300,000	318,423
Husky Energy, Inc.
7.250%, 12/15/19	295,000	340,933
3.950%, 4/15/22	2,000,000	2,125,935
4.000%, 4/15/24	125,000	130,316
Kinder Morgan Energy Partners LP
2.650%, 2/1/19	500,000	505,511
9.000%, 2/1/19	793,000	910,251
6.850%, 2/15/20	1,061,000	1,203,510
6.500%, 4/1/20	375,000	421,466
5.300%, 9/15/20	202,000	218,865
3.500%, 3/1/21	2,040,000	2,106,787
5.800%, 3/1/21	1,000,000	1,115,499
4.150%, 3/1/22	500,000	524,388
3.950%, 9/1/22	3,750,000	3,910,318
3.450%, 2/15/23	500,000	502,042
3.500%, 9/1/23	100,000	100,125
4.250%, 9/1/24	750,000	777,588
Kinder Morgan, Inc.
2.000%, 12/1/17	1,110,000	1,111,099
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	322,685
4.250%, 2/1/21	624,000	673,669
3.200%, 3/15/25	750,000	748,728
5.000%, 3/1/26	250,000	285,414
Marathon Oil Corp.
6.000%, 10/1/17	500,000	514,750
5.900%, 3/15/18	283,000	294,851
2.700%, 6/1/20(x)	750,000	732,450
2.800%, 11/1/22	875,000	812,636
3.850%, 6/1/25	750,000	714,675
Marathon Petroleum Corp.
2.700%, 12/14/18	1,000,000	1,023,052
3.400%, 12/15/20	1,000,000	1,040,340
5.125%, 3/1/21	391,000	433,865
MPLX LP
4.875%, 12/1/24	1,000,000	1,037,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 2/15/25	$300,000	$296,148
4.875%, 6/1/25	1,500,000	1,555,884
Nexen Energy ULC
6.200%, 7/30/19	500,000	554,059
Noble Energy, Inc.
8.250%, 3/1/19	998,000	1,141,150
4.150%, 12/15/21	156,000	165,520
3.900%, 11/15/24(x)	1,500,000	1,530,846
Occidental Petroleum Corp.
1.500%, 2/15/18	500,000	502,231
4.100%, 2/1/21	1,000,000	1,094,692
3.125%, 2/15/22	1,500,000	1,584,292
2.600%, 4/15/22	900,000	923,576
2.700%, 2/15/23	1,156,000	1,179,986
3.400%, 4/15/26	355,000	375,230
ONEOK Partners LP
3.200%, 9/15/18	1,500,000	1,524,459
8.625%, 3/1/19	1,602,000	1,819,486
3.375%, 10/1/22	150,000	151,199
5.000%, 9/15/23	1,000,000	1,084,953
Petroleos Mexicanos
5.750%, 3/1/18	1,286,000	1,352,229
3.500%, 7/18/18	1,000,000	1,020,500
3.125%, 1/23/19	1,500,000	1,513,500
5.500%, 2/4/19§	605,000	638,275
8.000%, 5/3/19	1,900,000	2,137,500
6.000%, 3/5/20(x)	2,323,000	2,508,840
3.500%, 7/23/20	2,000,000	2,003,800
6.375%, 2/4/21§	1,000,000	1,085,500
4.875%, 1/24/22	1,500,000	1,526,250
3.500%, 1/30/23	2,381,000	2,242,307
4.625%, 9/21/23(b)§	1,300,000	1,302,210
4.875%, 1/18/24	2,000,000	2,025,000
2.378%, 4/15/25	972,000	997,466
2.460%, 12/15/25	950,000	977,571
4.500%, 1/23/26(x)	2,000,000	1,940,400
6.875%, 8/4/26§	1,000,000	1,127,500
Phillips 66
4.300%, 4/1/22	2,250,000	2,470,541
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	1,000,111
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	289,358
3.450%, 1/15/21	500,000	521,169
4.450%, 1/15/26	1,250,000	1,363,617
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	477,000	508,968
8.750%, 5/1/19	404,000	466,269
2.600%, 12/15/19	1,575,000	1,584,862
5.000%, 2/1/21(x)	1,000,000	1,085,051
3.850%, 10/15/23	250,000	249,180
3.600%, 11/1/24	1,250,000	1,211,608
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,038,356
8.000%, 10/1/19	345,000	396,829
3.300%, 3/15/23	500,000	496,576
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,428,190
3.500%, 3/15/25	1,000,000	1,009,991
Statoil ASA
1.250%, 11/9/17	1,000,000	1,001,052
1.150%, 5/15/18(x)	1,000,000	996,598
5.250%, 4/15/19	1,006,000	1,098,400
2.250%, 11/8/19	1,000,000	1,021,662
2.900%, 11/8/20	1,170,000	1,224,190
2.750%, 11/10/21	1,000,000	1,042,650
3.150%, 1/23/22	1,000,000	1,062,363
2.450%, 1/17/23	500,000	510,369
2.650%, 1/15/24	500,000	514,230
3.700%, 3/1/24(x)	1,000,000	1,099,886
3.250%, 11/10/24(x)	600,000	641,744
Suncor Energy, Inc.
6.100%, 6/1/18	1,925,000	2,060,520
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	267,668
3.450%, 1/15/23	750,000	749,744
4.250%, 4/1/24	1,000,000	1,038,730
5.950%, 12/1/25	250,000	291,083
3.900%, 7/15/26	500,000	510,468
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,019,213
Total Capital Canada Ltd.
1.450%, 1/15/18	1,150,000	1,154,408
2.750%, 7/15/23	1,000,000	1,035,491
Total Capital International S.A.
2.125%, 1/10/19	1,000,000	1,019,653
2.100%, 6/19/19	1,000,000	1,019,985
2.875%, 2/17/22	250,000	262,030
2.700%, 1/25/23	1,187,000	1,224,655
3.750%, 4/10/24	2,000,000	2,213,570
Total Capital S.A.
2.125%, 8/10/18	1,000,000	1,017,575
4.450%, 6/24/20	825,000	908,938
4.125%, 1/28/21	1,100,000	1,209,969
4.250%, 12/15/21	500,000	560,680
TransCanada PipeLines Ltd.
1.625%, 11/9/17	750,000	751,151
1.875%, 1/12/18	1,000,000	1,003,968
3.125%, 1/15/19	100,000	102,824
7.125%, 1/15/19	1,293,000	1,443,875
3.800%, 10/1/20	1,298,000	1,386,185
2.500%, 8/1/22	850,000	855,234
4.875%, 1/15/26	550,000	638,102
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	105,410
Valero Energy Corp.
9.375%, 3/15/19	554,000	652,856
6.125%, 2/1/20	1,154,000	1,303,999
3.650%, 3/15/25(x)	600,000	617,010
3.400%, 9/15/26	350,000	345,978
Western Gas Partners LP
4.000%, 7/1/22	500,000	513,795
3.950%, 6/1/25	1,400,000	1,405,950
4.650%, 7/1/26	250,000	262,925
Williams Partners LP
5.250%, 3/15/20	1,000,000	1,077,037
4.125%, 11/15/20	250,000	261,057
4.000%, 11/15/21	750,000	774,458
3.600%, 3/15/22	1,500,000	1,522,479
3.350%, 8/15/22	1,200,000	1,193,549
4.500%, 11/15/23	1,000,000	1,036,359
4.300%, 3/4/24	3,000,000	3,069,454
4.000%, 9/15/25	2,500,000	2,490,422

		260,069,744

Total Energy		270,772,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (13.4%)
Banks (7.5%)
Agricultural Bank Of China Ltd./New York
2.000%, 5/21/18	$397,000	$398,543
2.750%, 5/21/20	500,000	511,570
Associated Banc-Corp.
2.750%, 11/15/19	550,000	556,848
Australia & New Zealand Banking Group Ltd./New York
1.875%, 10/6/17	500,000	503,391
1.500%, 1/16/18	1,100,000	1,102,125
1.450%, 5/15/18	750,000	750,191
2.000%, 11/16/18	250,000	252,236
1.600%, 7/15/19	460,000	459,470
2.700%, 11/16/20	500,000	516,443
2.300%, 6/1/21	1,650,000	1,676,303
3.700%, 11/16/25	1,000,000	1,092,547
Banco Bilbao Vizcaya Argentaria S.A.
3.000%, 10/20/20	1,000,000	1,029,956
Bancolombia S.A.
5.950%, 6/3/21	500,000	548,275
Bank of America Corp.
5.750%, 12/1/17	1,500,000	1,571,062
2.000%, 1/11/18	1,350,000	1,356,297
6.875%, 4/25/18	4,624,000	4,986,301
5.650%, 5/1/18	4,289,000	4,554,708
6.875%, 11/15/18	130,000	143,305
2.600%, 1/15/19	1,742,000	1,773,617
2.650%, 4/1/19	1,133,000	1,154,829
7.625%, 6/1/19	3,439,000	3,947,126
2.250%, 4/21/20	2,050,000	2,061,914
5.625%, 7/1/20	4,810,000	5,396,006
2.625%, 4/19/21	1,475,000	1,498,454
5.000%, 5/13/21	1,500,000	1,678,817
5.700%, 1/24/22	2,500,000	2,902,486
3.300%, 1/11/23	4,300,000	4,454,456
4.100%, 7/24/23	2,000,000	2,163,253
4.125%, 1/22/24	1,200,000	1,301,958
4.000%, 4/1/24	5,000,000	5,387,582
4.200%, 8/26/24	625,000	663,301
4.000%, 1/22/25	1,000,000	1,041,225
3.950%, 4/21/25	2,450,000	2,540,209
3.875%, 8/1/25	2,000,000	2,138,023
4.450%, 3/3/26	655,000	704,974
3.500%, 4/19/26(x)	3,000,000	3,123,916
Bank of Montreal
1.450%, 4/9/18	1,000,000	1,000,553
1.350%, 8/28/18	1,000,000	998,841
1.500%, 7/18/19	750,000	747,415
1.900%, 8/27/21	2,000,000	1,989,479
2.550%, 11/6/22	1,300,000	1,323,598
Bank of Nova Scotia
1.450%, 4/25/18	1,150,000	1,152,468
1.700%, 6/11/18	1,500,000	1,505,342
1.950%, 1/15/19(x)	750,000	756,965
2.050%, 6/5/19	1,000,000	1,010,938
1.650%, 6/14/19	2,000,000	2,000,969
2.350%, 10/21/20	1,250,000	1,278,727
4.375%, 1/13/21	1,150,000	1,264,907
2.450%, 3/22/21	750,000	765,513
2.800%, 7/21/21	1,000,000	1,036,094
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,452,477
Barclays plc
2.000%, 3/16/18	1,000,000	1,001,233
2.750%, 11/8/19(x)	2,250,000	2,264,872
2.875%, 6/8/20	2,500,000	2,508,474
3.250%, 1/12/21	500,000	508,475
3.200%, 8/10/21	750,000	754,123
3.650%, 3/16/25	1,750,000	1,723,260
4.375%, 1/12/26	1,500,000	1,553,162
5.200%, 5/12/26	2,000,000	2,060,410
BB&T Corp.
2.050%, 6/19/18	850,000	858,819
2.250%, 2/1/19(x)	600,000	610,380
6.850%, 4/30/19	100,000	113,381
5.250%, 11/1/19	460,000	508,495
2.625%, 6/29/20	1,000,000	1,030,627
2.050%, 5/10/21	2,000,000	2,017,466
3.950%, 3/22/22	250,000	268,319
BNP Paribas S.A.
2.700%, 8/20/18	2,000,000	2,038,580
2.400%, 12/12/18	100,000	101,487
2.450%, 3/17/19(x)	1,700,000	1,728,469
5.000%, 1/15/21	2,000,000	2,237,884
3.250%, 3/3/23	650,000	680,575
4.250%, 10/15/24	1,000,000	1,034,003
Branch Banking & Trust Co.
2.300%, 10/15/18	1,000,000	1,018,188
1.450%, 5/10/19	775,000	775,833
3.625%, 9/16/25	2,000,000	2,139,090
3.800%, 10/30/26	300,000	323,000
Canadian Imperial Bank of Commerce
1.550%, 1/23/18	100,000	100,111
1.600%, 9/6/19(x)	2,150,000	2,150,120
Capital One Bank USA N.A.
2.150%, 11/21/18	250,000	252,874
2.250%, 2/13/19	2,000,000	2,027,581
8.800%, 7/15/19	1,787,000	2,089,166
3.375%, 2/15/23	1,000,000	1,027,430
Capital One N.A./Mclean VA
2.250%, 9/13/21	2,000,000	1,999,607
Capital One N.A./Virginia
1.500%, 3/22/18	1,000,000	996,777
2.350%, 8/17/18	500,000	506,110
2.950%, 7/23/21	1,000,000	1,026,738
Citigroup, Inc.
1.850%, 11/24/17	800,000	802,669
1.800%, 2/5/18	1,500,000	1,504,161
1.700%, 4/27/18	1,000,000	1,000,761
1.750%, 5/1/18	1,156,000	1,157,721
2.150%, 7/30/18	2,720,000	2,740,248
2.500%, 9/26/18	3,000,000	3,042,799
2.050%, 12/7/18	3,000,000	3,022,798
2.050%, 6/7/19(x)	1,250,000	1,257,777
2.400%, 2/18/20	2,000,000	2,025,898
2.650%, 10/26/20	4,250,000	4,337,801
2.700%, 3/30/21	1,150,000	1,174,611
2.350%, 8/2/21	1,000,000	1,004,387
4.500%, 1/14/22	200,000	220,991
4.050%, 7/30/22	150,000	158,986
3.375%, 3/1/23(x)	1,150,000	1,199,322
3.500%, 5/15/23	1,000,000	1,031,590
3.875%, 10/25/23	1,550,000	1,660,813
3.750%, 6/16/24	500,000	531,563
4.000%, 8/5/24	2,500,000	2,603,256
3.875%, 3/26/25	500,000	512,362
3.300%, 4/27/25	3,000,000	3,081,174
4.400%, 6/10/25	650,000	688,576
3.700%, 1/12/26	3,000,000	3,172,680
4.600%, 3/9/26	595,000	634,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 5/1/26	$2,500,000	$2,582,415
Citizens Bank N.A./Rhode Island
2.450%, 12/4/19	750,000	758,447
2.550%, 5/13/21	610,000	620,357
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	356,188
4.350%, 8/1/25	750,000	779,898
4.300%, 12/3/25	750,000	789,851
Comerica Bank
2.500%, 6/2/20	1,250,000	1,276,666
4.000%, 7/27/25	250,000	258,381
Comerica, Inc.
2.125%, 5/23/19	400,000	403,140
Commonwealth Bank of Australia/New York
1.625%, 3/12/18	1,000,000	1,002,784
2.500%, 9/20/18	1,000,000	1,019,849
1.750%, 11/2/18	585,000	587,912
2.250%, 3/13/19	1,000,000	1,014,818
2.050%, 3/15/19	1,000,000	1,010,289
2.300%, 9/6/19	1,000,000	1,018,575
2.300%, 3/12/20	1,000,000	1,016,463
2.400%, 11/2/20	1,000,000	1,021,077
2.550%, 3/15/21	900,000	923,618
Compass Bank
6.400%, 10/1/17	300,000	312,615
3.875%, 4/10/25	1,000,000	976,721
Cooperatieve Rabobank UA
4.500%, 1/11/21	1,500,000	1,660,611
3.875%, 2/8/22	2,812,000	3,071,880
3.950%, 11/9/22	1,000,000	1,042,243
4.625%, 12/1/23	1,000,000	1,077,274
4.375%, 8/4/25	500,000	524,598
3.750%, 7/21/26	815,000	818,031
Cooperatieve Rabobank UA/New York
1.700%, 3/19/18	1,000,000	1,004,144
2.250%, 1/14/19	2,500,000	2,540,474
1.375%, 8/9/19	2,000,000	1,989,606
2.250%, 1/14/20	1,000,000	1,012,983
2.500%, 1/19/21	1,100,000	1,127,931
3.375%, 5/21/25(x)	1,000,000	1,060,485
Corpbanca S.A.
3.125%, 1/15/18	500,000	503,850
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	500,000	501,079
3.125%, 12/10/20	1,250,000	1,263,148
3.450%, 4/16/21§	2,000,000	2,035,226
3.800%, 9/15/22	2,500,000	2,553,078
3.800%, 6/9/23§	1,000,000	1,014,017
3.750%, 3/26/25	750,000	746,238
4.550%, 4/17/26§	2,000,000	2,101,146
Discover Bank/Delaware
2.600%, 11/13/18	1,000,000	1,015,992
7.000%, 4/15/20	1,200,000	1,368,720
3.100%, 6/4/20	500,000	515,323
3.200%, 8/9/21	350,000	359,394
4.200%, 8/8/23	550,000	591,540
3.450%, 7/27/26	840,000	849,474
Fifth Third Bancorp
4.500%, 6/1/18	1,000,000	1,047,393
2.300%, 3/1/19	1,000,000	1,014,381
2.875%, 7/27/20	1,000,000	1,037,122
4.300%, 1/16/24	700,000	750,459
Fifth Third Bank/Ohio
1.450%, 2/28/18	300,000	300,360
2.150%, 8/20/18	1,000,000	1,011,432
2.300%, 3/15/19	355,000	360,675
2.375%, 4/25/19	1,000,000	1,018,055
1.625%, 9/27/19	690,000	689,548
2.250%, 6/14/21	750,000	761,367
3.850%, 3/15/26	600,000	638,955
First Republic Bank/California
2.375%, 6/17/19	500,000	503,553
HSBC Bank USA N.A.
4.875%, 8/24/20	1,000,000	1,085,058
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,331,606
5.100%, 4/5/21	2,700,000	2,982,832
2.950%, 5/25/21	1,750,000	1,776,982
2.650%, 1/5/22	2,500,000	2,491,492
4.875%, 1/14/22	750,000	829,422
4.000%, 3/30/22	1,650,000	1,752,153
3.600%, 5/25/23	1,500,000	1,547,934
4.250%, 3/14/24	1,700,000	1,751,910
4.250%, 8/18/25	1,600,000	1,645,733
4.300%, 3/8/26	2,500,000	2,685,815
3.900%, 5/25/26	1,140,000	1,188,915
Huntington Bancshares, Inc./Ohio
2.600%, 8/2/18(x)	750,000	761,648
7.000%, 12/15/20	80,000	92,893
2.300%, 1/14/22	2,800,000	2,784,529
Huntington National Bank
2.200%, 11/6/18	1,000,000	1,011,694
2.200%, 4/1/19	500,000	506,852
Industrial & Commercial Bank of China Ltd./New York
2.351%, 11/13/17	355,000	357,416
2.157%, 11/13/18	750,000	754,166
3.231%, 11/13/19	700,000	727,395
2.905%, 11/13/20	750,000	769,627
2.635%, 5/26/21	350,000	355,530
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	1,005,000	1,025,125
3.875%, 1/15/19	1,000,000	1,027,982
5.250%, 1/12/24	1,500,000	1,618,593
JPMorgan Chase & Co.
6.000%, 1/15/18	4,043,000	4,274,194
1.800%, 1/25/18	1,000,000	1,004,090
1.625%, 5/15/18	2,156,000	2,159,116
2.350%, 1/28/19	3,000,000	3,046,848
1.850%, 3/22/19	2,500,000	2,509,453
6.300%, 4/23/19	7,707,000	8,569,085
4.950%, 3/25/20	500,000	550,540
2.750%, 6/23/20	1,250,000	1,283,409
4.400%, 7/22/20	3,230,000	3,509,433
4.250%, 10/15/20	874,000	946,822
2.550%, 10/29/20	3,385,000	3,445,175
2.550%, 3/1/21	1,000,000	1,016,985
4.625%, 5/10/21	2,000,000	2,212,662
2.400%, 6/7/21	1,250,000	1,264,506
4.350%, 8/15/21	300,000	329,191
4.500%, 1/24/22	2,000,000	2,212,474
3.250%, 9/23/22	2,849,000	2,983,885
3.200%, 1/25/23	4,369,000	4,557,086
3.375%, 5/1/23	2,075,000	2,127,999
2.700%, 5/18/23	2,000,000	2,016,767
3.875%, 2/1/24	3,000,000	3,235,647
3.625%, 5/13/24	3,000,000	3,188,306
3.900%, 7/15/25	3,000,000	3,236,875
3.300%, 4/1/26	2,000,000	2,066,706
3.200%, 6/15/26	1,750,000	1,794,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
KeyBank N.A./Ohio
1.650%, 2/1/18	$2,000,000	$2,015,642
1.700%, 6/1/18	250,000	250,955
2.350%, 3/8/19	445,000	453,325
1.600%, 8/22/19	325,000	325,038
2.250%, 3/16/20	750,000	762,162
3.300%, 6/1/25	250,000	261,902
3.400%, 5/20/26	1,000,000	1,023,838
KeyCorp
2.900%, 9/15/20	1,175,000	1,219,835
5.100%, 3/24/21	1,375,000	1,552,436
KfW
0.875%, 12/15/17	3,000,000	2,998,479
1.000%, 1/26/18	3,000,000	3,002,785
4.375%, 3/15/18	3,000,000	3,149,859
0.875%, 4/19/18	5,000,000	4,999,831
1.000%, 6/11/18	2,000,000	2,001,301
4.500%, 7/16/18	2,385,000	2,534,355
1.000%, 9/7/18	3,000,000	3,001,623
1.125%, 11/16/18	2,000,000	2,005,027
1.875%, 4/1/19	3,150,000	3,213,098
4.875%, 6/17/19	1,900,000	2,091,617
1.000%, 7/15/19	3,000,000	2,992,049
1.750%, 10/15/19(x)	2,500,000	2,543,569
4.000%, 1/27/20	8,539,000	9,309,249
1.500%, 4/20/20	4,000,000	4,036,488
1.875%, 6/30/20	3,000,000	3,066,131
2.750%, 9/8/20	2,436,000	2,573,366
2.750%, 10/1/20	3,150,000	3,329,948
1.875%, 11/30/20	1,500,000	1,536,469
1.625%, 3/15/21	4,000,000	4,043,256
1.500%, 6/15/21	4,000,000	4,030,383
2.375%, 8/25/21	1,500,000	1,568,233
2.625%, 1/25/22	3,000,000	3,176,082
2.000%, 10/4/22	2,312,000	2,372,858
2.125%, 1/17/23	3,350,000	3,460,738
2.500%, 11/20/24	5,000,000	5,292,970
2.000%, 5/2/25	3,000,000	3,058,438
Landwirtschaftliche Rentenbank
1.000%, 4/4/18	3,250,000	3,255,459
1.750%, 4/15/19	2,000,000	2,032,395
1.375%, 10/23/19(x)	829,000	833,997
2.000%, 1/13/25	3,000,000	3,051,884
1.750%, 7/27/26	500,000	500,038
Lloyds Bank plc
1.750%, 3/16/18	1,000,000	1,000,707
1.750%, 5/14/18	500,000	500,126
2.000%, 8/17/18	1,000,000	1,003,742
2.300%, 11/27/18	1,200,000	1,211,514
2.050%, 1/22/19	965,000	969,192
2.350%, 9/5/19	1,000,000	1,011,873
2.400%, 3/17/20	750,000	761,258
2.700%, 8/17/20	1,000,000	1,028,240
6.375%, 1/21/21	1,000,000	1,171,079
3.500%, 5/14/25	750,000	786,550
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	383,141
4.650%, 3/24/26	1,750,000	1,799,210
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	527,040
1.450%, 3/7/18	1,000,000	1,001,374
2.300%, 1/30/19	800,000	814,163
2.250%, 7/25/19	1,100,000	1,118,869
2.900%, 2/6/25	1,000,000	1,030,122
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,805,000	1,857,032
2.190%, 9/13/21	1,350,000	1,345,149
2.527%, 9/13/23	760,000	763,547
3.850%, 3/1/26	2,170,000	2,364,460
2.757%, 9/13/26	1,250,000	1,248,442
Mizuho Financial Group, Inc.
2.273%, 9/13/21	850,000	848,410
2.839%, 9/13/26	850,000	854,385
MUFG Americas Holdings Corp.
1.625%, 2/9/18	250,000	250,767
2.250%, 2/10/20	250,000	252,547
3.500%, 6/18/22	1,800,000	1,906,035
3.000%, 2/10/25	100,000	101,866
MUFG Union Bank N.A.
2.625%, 9/26/18	1,000,000	1,019,125
National Australia Bank Ltd./New York
2.300%, 7/25/18	1,250,000	1,266,278
1.375%, 7/12/19(x)	1,000,000	990,976
2.625%, 1/14/21	750,000	770,722
1.875%, 7/12/21	1,000,000	994,984
3.000%, 1/20/23	1,350,000	1,402,860
3.375%, 1/14/26	750,000	791,010
2.500%, 7/12/26	1,500,000	1,472,870
National Bank of Canada
2.100%, 12/14/18	1,500,000	1,520,558
Oesterreichische Kontrollbank AG
1.125%, 5/29/18	2,000,000	2,004,753
1.625%, 3/12/19	1,000,000	1,011,673
1.125%, 4/26/19	3,000,000	2,997,945
2.375%, 10/1/21	1,500,000	1,564,932
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	308,460
PNC Bank N.A.
1.500%, 10/18/17	2,000,000	2,001,933
1.500%, 2/23/18	250,000	250,713
1.600%, 6/1/18	500,000	502,530
1.850%, 7/20/18	536,000	541,080
1.800%, 11/5/18	250,000	251,954
2.200%, 1/28/19	1,500,000	1,533,260
1.950%, 3/4/19	1,500,000	1,518,857
1.450%, 7/29/19	445,000	444,034
2.300%, 6/1/20	500,000	510,001
2.600%, 7/21/20	750,000	772,689
2.450%, 11/5/20	250,000	256,075
2.150%, 4/29/21	1,250,000	1,263,278
2.950%, 1/30/23	250,000	256,604
3.800%, 7/25/23	1,000,000	1,087,705
3.300%, 10/30/24	1,000,000	1,056,537
2.950%, 2/23/25	250,000	257,702
3.250%, 6/1/25	500,000	525,365
PNC Financial Services Group, Inc.
6.700%, 6/10/19	500,000	567,100
5.125%, 2/8/20	981,000	1,089,025
4.375%, 8/11/20	1,839,000	2,009,393
2.854%, 11/9/22(e)	2,000,000	2,049,970
3.900%, 4/29/24	500,000	538,456
Regions Bank/Alabama
2.250%, 9/14/18	750,000	754,699
Regions Financial Corp.
3.200%, 2/8/21	675,000	700,041
Royal Bank of Canada
1.400%, 10/13/17	1,000,000	1,000,305
1.500%, 1/16/18	1,000,000	1,002,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 6/7/18	$200,000	$200,330
2.200%, 7/27/18	2,000,000	2,026,707
2.000%, 12/10/18	1,750,000	1,767,799
2.150%, 3/15/19	750,000	760,775
1.625%, 4/15/19	1,000,000	1,002,204
1.500%, 7/29/19	500,000	499,189
2.150%, 3/6/20	750,000	761,390
2.350%, 10/30/20	1,250,000	1,275,422
2.500%, 1/19/21	1,000,000	1,027,549
4.650%, 1/27/26	2,000,000	2,185,817
Royal Bank of Scotland Group plc
3.875%, 9/12/23	800,000	785,360
4.800%, 4/5/26	2,750,000	2,820,950
Santander Holdings USA, Inc.
2.700%, 5/24/19	750,000	759,564
4.500%, 7/17/25	1,500,000	1,563,703
Santander Issuances S.A.U.
5.179%, 11/19/25	1,000,000	1,020,785
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	756,801
3.125%, 1/8/21	1,000,000	1,015,495
2.875%, 8/5/21	1,250,000	1,251,086
Santander UK plc
3.050%, 8/23/18	1,000,000	1,022,999
2.000%, 8/24/18(x)	833,000	836,078
2.500%, 3/14/19	500,000	506,740
2.350%, 9/10/19	670,000	675,851
2.375%, 3/16/20	1,000,000	1,009,349
4.000%, 3/13/24	1,000,000	1,086,240
Skandinaviska Enskilda Banken AB
1.500%, 9/13/19	600,000	596,715
2.625%, 3/15/21	1,000,000	1,028,992
1.875%, 9/13/21	800,000	793,929
Societe Generale S.A.
2.750%, 10/12/17	750,000	759,250
2.625%, 10/1/18	1,000,000	1,019,580
Sumitomo Mitsui Banking Corp.
1.500%, 1/18/18	500,000	499,506
2.500%, 7/19/18	250,000	253,597
1.950%, 7/23/18	500,000	502,361
2.450%, 1/10/19	800,000	811,797
2.050%, 1/18/19	750,000	756,530
2.250%, 7/11/19	750,000	757,553
2.450%, 1/16/20	500,000	507,412
2.650%, 7/23/20	750,000	765,231
2.450%, 10/20/20	800,000	810,285
3.200%, 7/18/22	750,000	784,350
3.000%, 1/18/23	1,000,000	1,033,274
3.950%, 1/10/24	2,250,000	2,454,129
3.400%, 7/11/24	1,000,000	1,052,339
3.650%, 7/23/25	750,000	806,215
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,284,580
3.784%, 3/9/26	1,250,000	1,356,406
SunTrust Banks, Inc.
2.900%, 3/3/21	500,000	519,698
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	946,000	1,019,985
2.350%, 11/1/18	350,000	356,052
2.500%, 5/1/19	500,000	510,173
3.300%, 5/15/26	1,000,000	1,023,076
SVB Financial Group
5.375%, 9/15/20	160,000	179,923
Svenska Handelsbanken AB
1.625%, 3/21/18	1,000,000	1,004,671
2.500%, 1/25/19	3,000,000	3,071,321
1.500%, 9/6/19	1,000,000	996,852
2.450%, 3/30/21	1,145,000	1,170,152
1.875%, 9/7/21	505,000	502,183
Toronto-Dominion Bank
1.625%, 3/13/18	350,000	351,526
1.400%, 4/30/18	1,000,000	1,000,588
1.750%, 7/23/18	1,000,000	1,005,804
1.450%, 9/6/18	3,500,000	3,504,460
2.625%, 9/10/18	1,000,000	1,021,991
1.950%, 1/22/19	1,500,000	1,515,000
2.125%, 7/2/19	1,000,000	1,014,939
2.250%, 11/5/19	1,000,000	1,019,495
2.500%, 12/14/20	1,000,000	1,028,510
2.125%, 4/7/21	1,500,000	1,518,453
3.625%, 9/15/31(l)	1,000,000	1,003,660
U.S. Bancorp
2.350%, 1/29/21	1,000,000	1,028,080
4.125%, 5/24/21	1,000,000	1,106,437
3.000%, 3/15/22	750,000	793,522
2.950%, 7/15/22	1,600,000	1,670,674
3.700%, 1/30/24	500,000	545,330
3.600%, 9/11/24	1,000,000	1,072,473
3.100%, 4/27/26	415,000	429,618
2.375%, 7/22/26	2,000,000	1,981,282
U.S. Bank N.A./Ohio
1.350%, 1/26/18	1,000,000	1,001,000
1.450%, 1/29/18	1,000,000	1,002,253
1.400%, 4/26/19	775,000	774,955
2.125%, 10/28/19	1,000,000	1,019,978
2.800%, 1/27/25	1,000,000	1,032,589
Wachovia Corp.
5.750%, 2/1/18	4,146,000	4,375,826
Wells Fargo & Co.
5.625%, 12/11/17	3,647,000	3,826,785
1.500%, 1/16/18	1,006,000	1,006,921
2.150%, 1/15/19	1,166,000	1,182,297
2.125%, 4/22/19	3,750,000	3,798,870
2.150%, 1/30/20	1,250,000	1,262,396
2.550%, 12/7/20	1,715,000	1,748,768
3.000%, 1/22/21	1,500,000	1,554,616
2.500%, 3/4/21	2,000,000	2,031,390
4.600%, 4/1/21	2,000,000	2,210,131
2.100%, 7/26/21	1,250,000	1,245,556
3.500%, 3/8/22	1,844,000	1,955,098
3.450%, 2/13/23	1,806,000	1,864,628
4.125%, 8/15/23	3,000,000	3,216,886
3.300%, 9/9/24	2,000,000	2,096,756
3.000%, 2/19/25	2,500,000	2,539,081
3.000%, 4/22/26	4,000,000	4,033,309
Wells Fargo Bank N.A.
6.000%, 11/15/17	500,000	525,272
1.650%, 1/22/18	2,000,000	2,005,923
1.750%, 5/24/19	1,250,000	1,255,109
Westpac Banking Corp.
1.500%, 12/1/17	2,000,000	2,003,607
1.600%, 1/12/18	500,000	501,454
1.550%, 5/25/18	450,000	450,877
4.625%, 6/1/18	62,000	64,737
1.950%, 11/23/18	750,000	756,742
2.250%, 1/17/19(x)	600,000	609,600
1.650%, 5/13/19	750,000	751,167
1.600%, 8/19/19(x)	1,500,000	1,499,337
4.875%, 11/19/19	1,800,000	1,974,640
2.300%, 5/26/20	1,000,000	1,017,495
2.600%, 11/23/20	1,500,000	1,541,029
2.100%, 5/13/21	750,000	753,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 8/19/21	$1,250,000	$1,249,383
2.850%, 5/13/26	750,000	760,448
2.700%, 8/19/26	1,750,000	1,747,266

		636,608,550

Capital Markets (2.3%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	367,054
Ameriprise Financial, Inc.
7.300%, 6/28/19	861,000	988,454
5.300%, 3/15/20	156,000	173,591
4.000%, 10/15/23	150,000	163,612
3.700%, 10/15/24	750,000	811,730
2.875%, 9/15/26	500,000	501,836
Apollo Investment Corp.
5.250%, 3/3/25(x)	350,000	345,240
Ares Capital Corp.
4.875%, 11/30/18	500,000	522,025
3.875%, 1/15/20(x)	300,000	310,287
3.625%, 1/19/22	600,000	602,247
Bank of New York Mellon Corp.
1.300%, 1/25/18	250,000	250,400
1.600%, 5/22/18	972,000	980,271
2.100%, 1/15/19	48,000	48,780
2.300%, 9/11/19	1,500,000	1,532,288
2.150%, 2/24/20	2,000,000	2,032,855
2.600%, 8/17/20	350,000	360,877
2.450%, 11/27/20	1,000,000	1,025,571
4.150%, 2/1/21	1,187,000	1,300,158
2.500%, 4/15/21	600,000	616,068
2.050%, 5/3/21	1,000,000	1,007,097
3.550%, 9/23/21	750,000	806,125
2.200%, 8/16/23	425,000	423,785
3.650%, 2/4/24	2,100,000	2,280,492
3.000%, 2/24/25	1,500,000	1,567,921
2.800%, 5/4/26	750,000	770,979
2.450%, 8/17/26	1,000,000	996,741
BGC Partners, Inc.
5.375%, 12/9/19	300,000	313,523
5.125%, 5/27/21§	150,000	150,508
BlackRock, Inc.
5.000%, 12/10/19	973,000	1,078,999
4.250%, 5/24/21	1,000,000	1,111,983
3.375%, 6/1/22	500,000	535,739
3.500%, 3/18/24	1,400,000	1,524,269
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	614,904
Charles Schwab Corp.
4.450%, 7/22/20	850,000	937,548
3.225%, 9/1/22	1,197,000	1,268,375
3.000%, 3/10/25	150,000	155,658
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	530,398
3.000%, 3/15/25	1,000,000	1,045,373
Credit Suisse AG/New York
1.750%, 1/29/18	3,000,000	2,996,870
1.700%, 4/27/18	3,000,000	2,998,131
2.300%, 5/28/19	900,000	910,179
5.300%, 8/13/19	1,346,000	1,473,515
5.400%, 1/14/20	2,000,000	2,188,667
4.375%, 8/5/20	2,200,000	2,374,458
3.000%, 10/29/21	850,000	873,118
3.625%, 9/9/24	3,000,000	3,133,705
Deutsche Bank AG
2.850%, 5/10/19	750,000	724,538
2.950%, 8/20/20	750,000	718,058
3.125%, 1/13/21(x)	1,000,000	966,897
3.375%, 5/12/21	500,000	486,063
4.100%, 1/13/26	1,000,000	980,028
Deutsche Bank AG/London
1.875%, 2/13/18	500,000	485,341
2.500%, 2/13/19	1,600,000	1,559,151
3.700%, 5/30/24	1,500,000	1,455,239
Eaton Vance Corp.
6.500%, 10/2/17	60,000	62,789
3.625%, 6/15/23	500,000	528,987
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,283,652
FS Investment Corp.
4.000%, 7/15/19	400,000	406,376
4.750%, 5/15/22	500,000	505,640
Goldman Sachs Group, Inc.
5.950%, 1/18/18	5,701,000	6,013,311
2.375%, 1/22/18	750,000	757,743
6.150%, 4/1/18	1,318,000	1,403,839
2.900%, 7/19/18	3,000,000	3,071,196
7.500%, 2/15/19	2,999,000	3,388,234
2.000%, 4/25/19	250,000	252,040
2.550%, 10/23/19	1,000,000	1,021,663
5.375%, 3/15/20	3,150,000	3,484,918
2.600%, 4/23/20	3,000,000	3,047,081
6.000%, 6/15/20	1,428,000	1,624,635
2.750%, 9/15/20	350,000	358,689
2.875%, 2/25/21	1,000,000	1,025,020
2.625%, 4/25/21	1,860,000	1,891,189
5.250%, 7/27/21	1,905,000	2,153,203
2.350%, 11/15/21	900,000	897,912
5.750%, 1/24/22	4,400,000	5,116,878
3.625%, 1/22/23	2,244,000	2,370,402
4.000%, 3/3/24	3,045,000	3,264,403
3.850%, 7/8/24	2,000,000	2,124,511
3.500%, 1/23/25	3,250,000	3,360,063
3.750%, 5/22/25	2,400,000	2,524,368
3.750%, 2/25/26	580,000	609,519
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	633,323
4.000%, 10/15/23	850,000	933,830
3.750%, 12/1/25(x)	610,000	660,448
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,037,237
Jefferies Group LLC
5.125%, 4/13/18	525,000	546,168
8.500%, 7/15/19(x)	1,446,000	1,664,431
5.125%, 1/20/23	117,000	124,265
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,067,293
Legg Mason, Inc.
2.700%, 7/15/19	375,000	381,491
4.750%, 3/15/26	250,000	270,075
Mellon Funding Corp.
5.500%, 11/15/18	1,000,000	1,082,321
Moody’s Corp.
2.750%, 7/15/19	500,000	514,578
5.500%, 9/1/20	500,000	559,568
4.500%, 9/1/22	31,000	34,760
4.875%, 2/15/24	500,000	569,057
Morgan Stanley
6.625%, 4/1/18	2,848,000	3,058,801
2.125%, 4/25/18	2,504,000	2,522,878
2.500%, 1/24/19	2,000,000	2,034,698
2.450%, 2/1/19	1,145,000	1,163,415
7.300%, 5/13/19	2,718,000	3,092,125
2.375%, 7/23/19	3,000,000	3,053,500
5.625%, 9/23/19	2,039,000	2,258,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 1/26/20	$250,000	$277,056
2.650%, 1/27/20	3,000,000	3,064,061
2.800%, 6/16/20(x)	3,000,000	3,075,493
5.500%, 7/24/20	1,522,000	1,708,852
5.750%, 1/25/21	4,112,000	4,701,478
2.500%, 4/21/21	2,500,000	2,528,622
5.500%, 7/28/21	2,130,000	2,434,900
4.875%, 11/1/22	312,000	344,121
3.750%, 2/25/23	3,394,000	3,603,603
4.100%, 5/22/23	2,000,000	2,114,920
3.875%, 4/29/24	2,500,000	2,680,590
3.700%, 10/23/24	2,000,000	2,105,166
4.000%, 7/23/25	505,000	543,106
5.000%, 11/24/25	3,000,000	3,365,053
3.875%, 1/27/26	3,000,000	3,186,265
3.125%, 7/27/26	3,000,000	3,019,852
Nasdaq, Inc.
5.250%, 1/16/18	220,000	230,353
5.550%, 1/15/20	894,000	985,797
3.850%, 6/30/26	145,000	152,340
Nomura Holdings, Inc.
2.750%, 3/19/19(x)	1,000,000	1,019,538
6.700%, 3/4/20	959,000	1,098,211
Northern Trust Corp.
3.450%, 11/4/20	850,000	907,178
3.375%, 8/23/21	375,000	403,046
2.375%, 8/2/22	500,000	515,741
OM Asset Management plc
4.800%, 7/27/26	200,000	200,787
PennantPark Investment Corp.
4.500%, 10/1/19	400,000	399,309
Prospect Capital Corp.
5.000%, 7/15/19	350,000	352,401
Raymond James Financial, Inc.
8.600%, 8/15/19	439,000	513,966
S&P Global, Inc.
5.900%, 11/15/17	500,000	525,263
2.500%, 8/15/18	250,000	253,951
3.300%, 8/14/20	600,000	630,891
4.000%, 6/15/25	250,000	271,978
Stifel Financial Corp.
4.250%, 7/18/24	700,000	703,977
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	111,587
2.950%, 4/1/22	250,000	261,107
3.625%, 4/1/25	1,000,000	1,076,483
Thomson Reuters Corp.
6.500%, 7/15/18	1,058,000	1,149,008
4.700%, 10/15/19	369,000	396,563
4.300%, 11/23/23	500,000	547,632
3.350%, 5/15/26	570,000	584,035
UBS AG/Connecticut
1.800%, 3/26/18	2,000,000	2,005,964
2.375%, 8/14/19	2,500,000	2,546,210
2.350%, 3/26/20	2,750,000	2,800,069
Washington Prime Group LP
3.850%, 4/1/20	250,000	256,982

		193,842,051

Consumer Finance (1.6%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.750%, 5/15/19	2,225,000	2,268,109
4.625%, 10/30/20(x)	2,350,000	2,467,500
4.500%, 5/15/21	2,150,000	2,249,438
3.950%, 2/1/22	2,700,000	2,767,500
American Express Co.
7.000%, 3/19/18	1,922,000	2,077,343
1.550%, 5/22/18	2,000,000	2,004,897
8.125%, 5/20/19	1,212,000	1,404,778
2.650%, 12/2/22	1,487,000	1,520,258
3.625%, 12/5/24	1,070,000	1,113,185
American Express Credit Corp.
1.800%, 7/31/18	500,000	503,026
1.875%, 11/5/18	400,000	403,436
2.125%, 3/18/19	750,000	761,237
2.250%, 8/15/19	2,000,000	2,040,189
2.375%, 5/26/20	1,750,000	1,791,726
2.250%, 5/5/21	2,000,000	2,036,078
American Honda Finance Corp.
1.550%, 12/11/17	800,000	803,582
1.600%, 7/13/18	1,000,000	1,006,280
2.125%, 10/10/18	1,000,000	1,016,801
1.200%, 7/12/19	1,000,000	994,323
1.650%, 7/12/21	1,000,000	992,143
1.700%, 9/9/21	2,400,000	2,379,922
2.300%, 9/9/26(x)	720,000	717,331
Capital One Financial Corp.
4.750%, 7/15/21	500,000	555,223
3.750%, 4/24/24	1,000,000	1,062,282
4.200%, 10/29/25	750,000	782,584
3.750%, 7/28/26	2,000,000	2,007,936
Caterpillar Financial Services Corp.
1.250%, 11/6/17	250,000	249,887
1.500%, 2/23/18	385,000	386,338
1.300%, 3/1/18	1,000,000	1,000,427
1.700%, 6/16/18	400,000	402,556
7.150%, 2/15/19	1,000,000	1,132,013
1.350%, 5/18/19	1,000,000	1,001,549
2.100%, 6/9/19	700,000	711,426
2.000%, 3/5/20	1,000,000	1,011,878
2.500%, 11/13/20	500,000	513,956
1.931%, 10/1/21(b)§	1,000,000	998,419
2.850%, 6/1/22	500,000	522,293
2.625%, 3/1/23	1,000,000	1,031,762
3.300%, 6/9/24	700,000	749,791
2.400%, 8/9/26	250,000	247,044
Discover Financial Services
5.200%, 4/27/22	100,000	109,904
3.850%, 11/21/22	1,144,000	1,192,620
3.950%, 11/6/24	250,000	256,000
3.750%, 3/4/25	350,000	356,781
Ford Motor Credit Co. LLC
1.724%, 12/6/17	1,200,000	1,200,906
2.375%, 1/16/18	1,382,000	1,394,000
2.240%, 6/15/18	520,000	524,251
2.551%, 10/5/18	500,000	507,414
2.943%, 1/8/19	600,000	614,679
1.897%, 8/12/19	2,610,000	2,606,811
2.459%, 3/27/20	1,500,000	1,511,969
3.157%, 8/4/20	500,000	515,403
3.200%, 1/15/21	750,000	770,140
3.336%, 3/18/21	1,000,000	1,028,990
5.875%, 8/2/21	4,600,000	5,265,206
3.219%, 1/9/22	1,500,000	1,537,002
4.250%, 9/20/22	2,700,000	2,917,891
4.134%, 8/4/25	600,000	633,419
4.389%, 1/8/26	2,050,000	2,196,337
General Motors Financial Co., Inc.
2.400%, 4/10/18	2,000,000	2,010,800
3.100%, 1/15/19	500,000	509,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.400%, 5/9/19	$780,000	$786,474
3.150%, 1/15/20	1,000,000	1,017,000
3.200%, 7/13/20	1,250,000	1,277,000
3.700%, 11/24/20	1,750,000	1,823,150
4.200%, 3/1/21	750,000	787,200
3.200%, 7/6/21	2,250,000	2,272,050
3.450%, 4/10/22	2,000,000	2,021,250
3.700%, 5/9/23	875,000	894,337
4.000%, 1/15/25	2,000,000	2,030,400
4.300%, 7/13/25	1,250,000	1,301,750
5.250%, 3/1/26	700,000	768,250
HSBC Finance Corp.
6.676%, 1/15/21	2,326,000	2,676,210
HSBC USA, Inc.
1.625%, 1/16/18	1,000,000	1,000,343
1.700%, 3/5/18	1,500,000	1,501,237
2.000%, 8/7/18	500,000	502,071
2.250%, 6/23/19	1,250,000	1,263,175
2.350%, 3/5/20	2,000,000	2,018,755
2.750%, 8/7/20	500,000	512,276
5.000%, 9/27/20	650,000	703,877
3.500%, 6/23/24	900,000	936,580
John Deere Capital Corp.
1.200%, 10/10/17	1,000,000	1,000,921
1.300%, 3/12/18	1,150,000	1,152,312
1.600%, 7/13/18(x)	500,000	502,653
1.750%, 8/10/18	200,000	201,891
5.750%, 9/10/18	1,108,000	1,201,427
1.950%, 12/13/18	650,000	659,027
2.250%, 4/17/19	500,000	510,675
1.250%, 10/9/19	1,000,000	993,616
2.050%, 3/10/20	750,000	761,920
2.375%, 7/14/20	500,000	513,247
2.450%, 9/11/20	200,000	205,914
2.800%, 3/4/21	1,000,000	1,046,252
3.900%, 7/12/21	350,000	383,596
3.150%, 10/15/21	500,000	530,060
2.750%, 3/15/22	1,000,000	1,042,470
2.800%, 3/6/23	500,000	518,966
3.350%, 6/12/24	650,000	696,635
3.400%, 9/11/25(x)	350,000	379,309
2.650%, 6/10/26	500,000	513,063
PACCAR Financial Corp.
1.400%, 11/17/17	55,000	55,209
1.450%, 3/9/18	1,500,000	1,507,705
1.400%, 5/18/18	200,000	200,910
1.750%, 8/14/18	165,000	166,807
1.300%, 5/10/19	215,000	214,848
1.200%, 8/12/19	250,000	248,788
2.500%, 8/14/20	250,000	257,416
1.650%, 8/11/21	250,000	248,520
Synchrony Financial
2.600%, 1/15/19	750,000	759,765
3.000%, 8/15/19	600,000	614,035
2.700%, 2/3/20	750,000	760,251
4.250%, 8/15/24	750,000	784,862
4.500%, 7/23/25	500,000	528,959
3.700%, 8/4/26	500,000	498,913
Toyota Motor Credit Corp.
1.250%, 10/5/17	1,500,000	1,501,393
1.375%, 1/10/18	1,000,000	1,002,233
1.450%, 1/12/18	540,000	541,710
1.200%, 4/6/18	750,000	749,791
1.550%, 7/13/18	750,000	753,790
2.000%, 10/24/18	200,000	202,816
1.700%, 2/19/19	500,000	504,019
2.125%, 7/18/19	1,000,000	1,019,375
2.150%, 3/12/20	3,000,000	3,054,783
4.500%, 6/17/20	300,000	330,143
4.250%, 1/11/21	1,300,000	1,435,802
1.900%, 4/8/21	750,000	754,229
2.750%, 5/17/21	750,000	783,089
3.400%, 9/15/21	1,050,000	1,129,845
3.300%, 1/12/22	156,000	167,363
2.800%, 7/13/22	750,000	784,620
2.625%, 1/10/23	1,150,000	1,199,463

		137,015,460

Diversified Financial Services (1.0%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	571,310
Bank of America N.A.
1.650%, 3/26/18	2,000,000	2,010,428
1.750%, 6/5/18	1,000,000	1,006,532
2.050%, 12/7/18	2,500,000	2,528,581
Bear Stearns Cos. LLC
6.400%, 10/2/17	1,346,000	1,409,558
7.250%, 2/1/18	2,070,000	2,222,859
4.650%, 7/2/18	125,000	131,858
Berkshire Hathaway, Inc.
1.550%, 2/9/18	1,000,000	1,005,152
1.150%, 8/15/18	350,000	349,452
2.100%, 8/14/19	700,000	715,638
2.200%, 3/15/21	1,360,000	1,397,293
3.750%, 8/15/21	500,000	547,989
3.400%, 1/31/22	500,000	541,586
3.000%, 2/11/23	500,000	527,666
2.750%, 3/15/23	1,000,000	1,039,764
3.125%, 3/15/26	2,395,000	2,519,695
Block Financial LLC
4.125%, 10/1/20	500,000	524,438
5.250%, 10/1/25	500,000	541,576
Boeing Capital Corp.
2.900%, 8/15/18	156,000	160,844
Braskem Finance Ltd.
6.450%, 2/3/24(x)	1,250,000	1,343,750
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	19,885,000	20,389,035
3.373%, 11/15/25	5,000,000	5,424,507
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	3,750,000	3,911,135
1.450%, 9/21/18	600,000	598,308
1.650%, 9/23/19	635,000	636,227
Leucadia National Corp.
5.500%, 10/18/23	800,000	836,320
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	250,000	264,089
10.375%, 11/1/18	1,000,000	1,182,388
1.650%, 2/8/19	165,000	166,359
2.350%, 6/15/20	1,500,000	1,537,629
2.300%, 11/1/20	250,000	255,397
2.700%, 2/15/23	500,000	520,286
3.400%, 11/15/23	1,000,000	1,071,561
3.250%, 11/1/25	250,000	267,693
4.750%, 4/30/43(l)	350,000	351,750
NYSE Holdings LLC
2.000%, 10/5/17	1,000,000	1,007,027
Private Export Funding Corp.
1.875%, 7/15/18	400,000	406,312
2.250%, 3/15/20	2,000,000	2,069,834
2.300%, 9/15/20	500,000	519,321
2.050%, 11/15/22	1,125,000	1,148,405
3.550%, 1/15/24	729,000	817,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 6/15/25	$500,000	$553,013
Sasol Financing International plc
4.500%, 11/14/22	750,000	769,688
Schlumberger Investment S.A.
3.650%, 12/1/23	1,500,000	1,627,319
Shell International Finance B.V.
1.250%, 11/10/17	750,000	750,627
1.900%, 8/10/18	1,000,000	1,012,182
1.625%, 11/10/18	750,000	751,059
1.375%, 5/10/19	1,250,000	1,246,812
1.375%, 9/12/19	1,000,000	996,947
4.300%, 9/22/19	2,147,000	2,321,167
4.375%, 3/25/20	1,629,000	1,779,558
2.125%, 5/11/20	1,500,000	1,523,986
2.250%, 11/10/20	750,000	764,450
1.875%, 5/10/21	1,500,000	1,497,707
1.750%, 9/12/21	1,000,000	994,560
2.375%, 8/21/22	1,175,000	1,190,104
3.400%, 8/12/23	900,000	961,583
3.250%, 5/11/25	2,500,000	2,637,039
2.875%, 5/10/26	1,250,000	1,274,506
2.500%, 9/12/26	1,000,000	985,125
Voya Financial, Inc.
2.900%, 2/15/18	534,000	543,809
3.650%, 6/15/26	625,000	622,623

		89,281,237

Insurance (0.9%)
Aflac, Inc.
4.000%, 2/15/22	500,000	545,998
3.625%, 6/15/23	1,150,000	1,231,281
3.625%, 11/15/24	1,000,000	1,069,644
Alleghany Corp.
5.625%, 9/15/20	200,000	220,715
Allied World Assurance Co. Holdings Ltd.
5.500%, 11/15/20	500,000	551,027
4.350%, 10/29/25	250,000	258,072
Allstate Corp.
7.450%, 5/16/19	973,000	1,110,540
3.150%, 6/15/23	156,000	164,761
5.750%, 8/15/53(l)	500,000	537,500
American Financial Group, Inc./Ohio
9.875%, 6/15/19	169,000	203,374
3.500%, 8/15/26	400,000	397,911
American International Group, Inc.
5.850%, 1/16/18	1,072,000	1,131,679
2.300%, 7/16/19	1,000,000	1,019,152
3.375%, 8/15/20	500,000	528,265
6.400%, 12/15/20	1,100,000	1,286,468
3.300%, 3/1/21	555,000	582,118
4.875%, 6/1/22	750,000	842,957
3.750%, 7/10/25	1,380,000	1,447,206
3.900%, 4/1/26	2,000,000	2,109,559
Aon Corp.
5.000%, 9/30/20	787,000	870,761
Aon plc
2.800%, 3/15/21	350,000	357,965
3.500%, 6/14/24	350,000	364,467
3.875%, 12/15/25	600,000	636,988
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	558,873
Assurant, Inc.
2.500%, 3/15/18	350,000	353,833
4.000%, 3/15/23	300,000	303,079
Assured Guaranty U.S. Holdings, Inc.
5.000%, 7/1/24	500,000	561,860
Axis Specialty Finance LLC
5.875%, 6/1/20	700,000	775,534
Berkshire Hathaway Finance Corp.
1.300%, 5/15/18	600,000	601,010
5.400%, 5/15/18	693,000	739,450
2.000%, 8/15/18	1,000,000	1,014,024
1.700%, 3/15/19	1,000,000	1,008,767
1.300%, 8/15/19	355,000	354,964
4.250%, 1/15/21(x)	1,175,000	1,300,102
3.000%, 5/15/22	656,000	694,415
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	358,237
Chubb Corp.
5.750%, 5/15/18	766,000	820,519
Chubb INA Holdings, Inc.
5.800%, 3/15/18	100,000	106,530
5.900%, 6/15/19	1,235,000	1,375,391
2.300%, 11/3/20	665,000	681,462
3.350%, 5/15/24	600,000	639,405
3.150%, 3/15/25	1,000,000	1,051,685
3.350%, 5/3/26	410,000	438,828
CNA Financial Corp.
7.350%, 11/15/19	571,000	655,241
5.875%, 8/15/20	902,000	1,023,324
4.500%, 3/1/26	500,000	543,076
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	85,897
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	548,640
First American Financial Corp.
4.600%, 11/15/24	500,000	518,026
Hanover Insurance Group, Inc.
4.500%, 4/15/26	750,000	780,805
Hartford Financial Services Group, Inc.
6.000%, 1/15/19	1,000,000	1,087,886
5.500%, 3/30/20	900,000	1,001,438
5.125%, 4/15/22	250,000	284,204
Horace Mann Educators Corp.
4.500%, 12/1/25	250,000	265,342
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	264,172
Kemper Corp.
4.350%, 2/15/25	500,000	513,618
Lincoln National Corp.
8.750%, 7/1/19	927,000	1,091,489
6.250%, 2/15/20	485,000	544,895
4.850%, 6/24/21	334,000	368,772
Loews Corp.
2.625%, 5/15/23	900,000	906,263
3.750%, 4/1/26	300,000	317,623
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,092,658
Markel Corp.
5.350%, 6/1/21	350,000	393,246
3.625%, 3/30/23	300,000	309,304
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	250,000	254,231
2.350%, 9/10/19	375,000	380,534
4.800%, 7/15/21	600,000	672,574
3.500%, 6/3/24	1,000,000	1,050,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc.
6.817%, 8/15/18	$112,000	$122,861
7.717%, 2/15/19	508,000	581,529
4.750%, 2/8/21	1,547,000	1,729,814
3.048%, 12/15/22	1,000,000	1,040,729
4.368%, 9/15/23	667,000	742,593
3.600%, 4/10/24	500,000	529,843
3.000%, 3/1/25	500,000	506,658
3.600%, 11/13/25(x)	1,300,000	1,374,069
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	256,314
Old Republic International Corp.
4.875%, 10/1/24	400,000	431,016
3.875%, 8/26/26	500,000	496,817
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22	200,000	203,040
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	454,000	504,798
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	251,340
8.875%, 5/15/19	800,000	941,634
4.700%, 5/15/55(l)	300,000	299,250
ProAssurance Corp.
5.300%, 11/15/23	750,000	815,940
Progressive Corp.
3.750%, 8/23/21	219,000	238,992
Protective Life Corp.
7.375%, 10/15/19	550,000	634,808
Prudential Financial, Inc.
6.000%, 12/1/17	192,000	202,103
2.300%, 8/15/18	1,000,000	1,014,401
7.375%, 6/15/19	916,000	1,050,415
2.350%, 8/15/19	1,000,000	1,019,128
5.375%, 6/21/20	1,100,000	1,232,500
4.500%, 11/16/21	1,000,000	1,113,168
8.875%, 6/15/38(l)	303,000	334,058
5.625%, 6/15/43(l)	1,000,000	1,072,500
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	415,185
5.000%, 6/1/21	60,000	65,698
4.700%, 9/15/23	1,000,000	1,092,957
RenaissanceReinsurance Finance, Inc.
3.700%, 4/1/25	250,000	253,546
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	110,545
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	372,987
Symetra Financial Corp.
4.250%, 7/15/24	300,000	312,017
Torchmark Corp.
9.250%, 6/15/19	275,000	326,976
3.800%, 9/15/22	250,000	264,021
Travelers Cos., Inc.
5.750%, 12/15/17	187,000	196,823
5.800%, 5/15/18	1,100,000	1,177,804
5.900%, 6/2/19	500,000	556,188
Trinity Acquisition plc
3.500%, 9/15/21	250,000	260,774
4.625%, 8/15/23	250,000	265,512
4.400%, 3/15/26	250,000	261,945
Unum Group
5.625%, 9/15/20	500,000	557,969
3.000%, 5/15/21	160,000	163,247
4.000%, 3/15/24	300,000	309,711
3.875%, 11/5/25	200,000	203,537
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	110,095
4.625%, 3/15/22	750,000	821,373
Willis Towers Watson plc
5.750%, 3/15/21	500,000	561,656
XLIT Ltd.
2.300%, 12/15/18	750,000	758,596
4.450%, 3/31/25	780,000	791,957

		75,111,511

Thrifts & Mortgage Finance (0.1%)
BPCE S.A.
1.625%, 1/26/18	250,000	250,735
2.500%, 12/10/18	1,100,000	1,118,667
2.500%, 7/15/19	1,250,000	1,274,472
2.250%, 1/27/20	500,000	508,470
2.650%, 2/3/21	750,000	773,883
4.000%, 4/15/24	1,250,000	1,374,688
Santander Bank N.A.
2.000%, 1/12/18	1,000,000	997,846
8.750%, 5/30/18	600,000	659,366

		6,958,127

Total Financials		1,138,816,936

Health Care (3.3%)
Biotechnology (0.7%)
AbbVie, Inc.
1.750%, 11/6/17	3,694,000	3,705,340
1.800%, 5/14/18	2,000,000	2,008,433
2.000%, 11/6/18	219,000	220,762
2.500%, 5/14/20	3,500,000	3,569,081
2.300%, 5/14/21	1,450,000	1,476,488
2.900%, 11/6/22	2,519,000	2,578,504
3.200%, 11/6/22	1,000,000	1,039,234
2.850%, 5/14/23	1,000,000	1,014,474
3.600%, 5/14/25	3,000,000	3,130,270
3.200%, 5/14/26	1,500,000	1,527,037
Amgen, Inc.
6.150%, 6/1/18	200,000	215,619
5.700%, 2/1/19	958,000	1,049,194
2.200%, 5/22/19	750,000	764,705
4.500%, 3/15/20	315,000	343,695
2.125%, 5/1/20	250,000	254,173
3.450%, 10/1/20	1,312,000	1,396,596
4.100%, 6/15/21	1,000,000	1,093,589
1.850%, 8/19/21	500,000	497,440
2.700%, 5/1/22	500,000	514,651
3.625%, 5/15/22	1,094,000	1,175,284
2.250%, 8/19/23	1,150,000	1,141,379
3.625%, 5/22/24	2,750,000	2,955,520
3.125%, 5/1/25	250,000	259,654
2.600%, 8/19/26	1,150,000	1,130,565
Baxalta, Inc.
2.000%, 6/22/18	335,000	335,733
2.875%, 6/23/20	800,000	813,974
3.600%, 6/23/22	750,000	790,903
4.000%, 6/23/25	800,000	854,755
Biogen, Inc.
6.875%, 3/1/18	700,000	752,512
2.900%, 9/15/20	1,000,000	1,037,389
3.625%, 9/15/22	570,000	607,490
4.050%, 9/15/25	570,000	620,152
Celgene Corp.
2.125%, 8/15/18	555,000	561,194
2.300%, 8/15/18	486,000	492,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 8/15/20	$1,000,000	$1,032,728
3.950%, 10/15/20	1,031,000	1,109,220
3.250%, 8/15/22	850,000	887,231
3.550%, 8/15/22	1,000,000	1,060,799
4.000%, 8/15/23	850,000	916,874
3.625%, 5/15/24	2,000,000	2,109,402
3.875%, 8/15/25	1,000,000	1,069,992
Gilead Sciences, Inc.
1.850%, 9/4/18	770,000	780,168
2.050%, 4/1/19(x)	1,150,000	1,171,881
2.350%, 2/1/20	380,000	391,409
2.550%, 9/1/20	2,250,000	2,320,692
4.400%, 12/1/21	2,187,000	2,440,349
1.950%, 3/1/22	255,000	255,921
3.250%, 9/1/22	835,000	888,395
2.500%, 9/1/23	755,000	762,642
3.700%, 4/1/24	1,000,000	1,085,540
3.650%, 3/1/26	2,500,000	2,689,556

		60,901,569

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
5.125%, 4/1/19	676,000	738,215
2.000%, 3/15/20	500,000	511,371
4.125%, 5/27/20	325,000	352,362
2.550%, 3/15/22	750,000	768,020
2.950%, 3/15/25(x)	1,000,000	1,023,112
Baxter International, Inc.
1.700%, 8/15/21	500,000	490,824
2.600%, 8/15/26	500,000	496,228
Becton Dickinson and Co.
1.800%, 12/15/17	583,000	585,666
5.000%, 5/15/19	200,000	217,306
6.375%, 8/1/19	600,000	681,239
2.675%, 12/15/19	625,000	646,784
3.250%, 11/12/20	1,300,000	1,364,220
3.300%, 3/1/23	400,000	420,206
3.875%, 5/15/24	500,000	547,931
3.734%, 12/15/24	1,857,000	2,020,405
Boston Scientific Corp.
2.650%, 10/1/18	500,000	510,807
6.000%, 1/15/20	1,100,000	1,241,528
2.850%, 5/15/20	250,000	256,875
3.375%, 5/15/22	250,000	262,039
3.850%, 5/15/25	750,000	795,872
C.R. Bard, Inc.
1.375%, 1/15/18	500,000	501,187
4.400%, 1/15/21	190,000	211,191
Covidien International Finance S.A.
6.000%, 10/15/17(x)	1,422,000	1,491,028
4.200%, 6/15/20	700,000	762,202
CR Bard, Inc.
3.000%, 5/15/26	750,000	749,187
Danaher Corp.
1.650%, 9/15/18	185,000	186,495
2.400%, 9/15/20	500,000	513,874
3.350%, 9/15/25	310,000	337,468
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	713,625
Medtronic, Inc.
1.375%, 4/1/18	1,500,000	1,505,300
2.500%, 3/15/20	1,170,000	1,210,833
4.450%, 3/15/20	1,794,000	1,969,594
4.125%, 3/15/21	500,000	550,768
3.125%, 3/15/22	150,000	158,880
3.150%, 3/15/22	2,000,000	2,118,759
2.750%, 4/1/23	769,000	797,609
3.625%, 3/15/24	1,000,000	1,088,528
3.500%, 3/15/25	3,000,000	3,239,460
St. Jude Medical, Inc.
2.000%, 9/15/18	500,000	504,792
2.800%, 9/15/20	650,000	669,623
3.250%, 4/15/23	1,150,000	1,184,906
3.875%, 9/15/25	490,000	523,220
Stryker Corp.
2.000%, 3/8/19	460,000	465,775
4.375%, 1/15/20	269,000	291,551
2.625%, 3/15/21	750,000	771,492
3.375%, 11/1/25	2,000,000	2,096,108
3.500%, 3/15/26	375,000	396,567
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18	415,000	417,281
2.700%, 4/1/20	1,100,000	1,121,619
3.375%, 11/30/21	500,000	521,120
3.150%, 4/1/22	750,000	775,996
3.550%, 4/1/25	1,075,000	1,108,859

		42,885,907

Health Care Providers & Services (0.8%)
Aetna, Inc.
1.500%, 11/15/17	1,000,000	1,001,819
1.700%, 6/7/18	720,000	722,255
2.200%, 3/15/19	750,000	761,431
1.900%, 6/7/19	1,430,000	1,441,919
3.950%, 9/1/20	100,000	107,215
2.400%, 6/15/21	1,420,000	1,436,669
2.750%, 11/15/22	1,000,000	1,021,888
2.800%, 6/15/23	675,000	687,673
3.500%, 11/15/24	500,000	528,660
3.200%, 6/15/26	2,370,000	2,409,467
AmerisourceBergen Corp.
4.875%, 11/15/19	1,150,000	1,257,561
3.400%, 5/15/24	600,000	636,777
Anthem, Inc.
1.875%, 1/15/18	500,000	502,446
2.300%, 7/15/18	1,000,000	1,012,952
7.000%, 2/15/19	1,022,000	1,146,761
4.350%, 8/15/20	1,200,000	1,300,963
3.125%, 5/15/22	500,000	519,696
3.300%, 1/15/23	150,000	157,200
3.500%, 8/15/24	1,000,000	1,052,337
Cardinal Health, Inc.
1.700%, 3/15/18	1,143,000	1,147,398
1.950%, 6/15/18	200,000	201,492
4.625%, 12/15/20	1,000,000	1,109,579
3.200%, 6/15/22	125,000	131,169
3.200%, 3/15/23	1,000,000	1,043,973
Cigna Corp.
5.125%, 6/15/20	682,000	756,352
4.375%, 12/15/20	100,000	109,209
4.500%, 3/15/21	406,000	447,173
4.000%, 2/15/22	500,000	543,295
3.250%, 4/15/25	1,000,000	1,029,858
Coventry Health Care, Inc.
5.450%, 6/15/21	650,000	739,375
Dignity Health
2.637%, 11/1/19	425,000	434,328
Express Scripts Holding Co.
3.300%, 2/25/21(x)	200,000	210,340
4.750%, 11/15/21	1,350,000	1,511,440
3.900%, 2/15/22	2,156,000	2,324,103
3.000%, 7/15/23	1,050,000	1,067,121
3.500%, 6/15/24	1,000,000	1,045,598
4.500%, 2/25/26	750,000	824,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Howard Hughes Medical Institute
3.500%, 9/1/23	$1,000,000	$1,096,400
Humana, Inc.
7.200%, 6/15/18	1,231,000	1,346,792
2.625%, 10/1/19	1,000,000	1,021,679
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	372,894
Laboratory Corp. of America Holdings
2.500%, 11/1/18	500,000	508,391
4.625%, 11/15/20	1,600,000	1,748,224
3.750%, 8/23/22	56,000	59,513
4.000%, 11/1/23	500,000	534,172
McKesson Corp.
1.400%, 3/15/18	500,000	499,926
2.284%, 3/15/19	1,345,000	1,371,833
4.750%, 3/1/21	500,000	554,338
2.850%, 3/15/23	1,200,000	1,230,754
3.796%, 3/15/24	1,000,000	1,081,038
Medco Health Solutions, Inc.
7.125%, 3/15/18	762,000	821,491
4.125%, 9/15/20	275,000	296,821
Owens & Minor, Inc.
3.875%, 9/15/21	250,000	259,219
Providence St Joseph Health Obligated Group
2.746%, 10/1/26	400,000	405,353
Quest Diagnostics, Inc.
2.700%, 4/1/19(x)	500,000	512,865
2.500%, 3/30/20	400,000	405,853
4.700%, 4/1/21	100,000	109,952
3.500%, 3/30/25	400,000	420,278
3.450%, 6/1/26	775,000	805,040
UnitedHealth Group, Inc.
1.400%, 10/15/17	100,000	100,295
6.000%, 2/15/18	1,824,000	1,945,881
1.900%, 7/16/18	1,200,000	1,213,939
1.700%, 2/15/19	500,000	504,594
1.625%, 3/15/19	750,000	753,818
2.300%, 12/15/19	500,000	513,655
2.700%, 7/15/20	1,875,000	1,953,866
4.700%, 2/15/21	850,000	955,178
2.125%, 3/15/21	500,000	507,129
2.875%, 3/15/22	500,000	524,250
3.350%, 7/15/22	1,000,000	1,074,000
2.750%, 2/15/23	1,000,000	1,034,451
2.875%, 3/15/23	600,000	625,021
3.750%, 7/15/25	2,000,000	2,189,890
3.100%, 3/15/26	500,000	522,412

		62,262,751

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	665,469
3.875%, 7/15/23	1,094,000	1,165,283
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,226,757
5.000%, 1/15/21	125,000	137,862
Thermo Fisher Scientific, Inc.
1.850%, 1/15/18	750,000	754,575
2.150%, 12/14/18	150,000	151,721
2.400%, 2/1/19	1,100,000	1,118,967
4.700%, 5/1/20	100,000	109,511
4.500%, 3/1/21	1,000,000	1,101,263
3.600%, 8/15/21	265,000	282,975
3.300%, 2/15/22	875,000	916,589
3.150%, 1/15/23	1,000,000	1,029,711
3.000%, 4/15/23	355,000	362,423
4.150%, 2/1/24	1,000,000	1,087,885
3.650%, 12/15/25	500,000	530,938
2.950%, 9/19/26	245,000	243,726

		10,885,655

Pharmaceuticals (1.2%)
Actavis Funding SCS
2.350%, 3/12/18	2,000,000	2,018,870
2.450%, 6/15/19	535,000	546,449
3.000%, 3/12/20	2,400,000	2,482,084
3.450%, 3/15/22	2,440,000	2,567,352
3.850%, 6/15/24	1,250,000	1,330,875
3.800%, 3/15/25	3,125,000	3,314,612
Actavis, Inc.
6.125%, 8/15/19	388,000	432,943
3.250%, 10/1/22	1,300,000	1,343,810
Allergan, Inc.
1.350%, 3/15/18	425,000	423,211
3.375%, 9/15/20	1,000,000	1,046,051
2.800%, 3/15/23	400,000	397,941
AstraZeneca plc
1.750%, 11/16/18	1,000,000	1,007,722
2.375%, 11/16/20	1,500,000	1,541,526
3.375%, 11/16/25	1,500,000	1,600,095
Bristol-Myers Squibb Co.
1.750%, 3/1/19	750,000	761,684
2.000%, 8/1/22	656,000	662,380
Eli Lilly & Co.
1.950%, 3/15/19	500,000	509,246
2.750%, 6/1/25	1,500,000	1,583,071
GlaxoSmithKline Capital plc
2.850%, 5/8/22	2,000,000	2,098,064
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,956,000	2,089,358
2.800%, 3/18/23	1,156,000	1,208,343
Johnson & Johnson
1.125%, 11/21/17	1,000,000	1,002,187
5.150%, 7/15/18	200,000	214,160
1.125%, 3/1/19	465,000	466,385
1.650%, 3/1/21	750,000	761,821
3.550%, 5/15/21	500,000	546,674
2.450%, 12/5/21	1,250,000	1,311,409
2.050%, 3/1/23	750,000	761,154
3.375%, 12/5/23	500,000	552,258
2.450%, 3/1/26	750,000	774,205
Merck & Co., Inc.
1.100%, 1/31/18	1,000,000	1,000,557
1.300%, 5/18/18	823,000	825,871
1.850%, 2/10/20	1,000,000	1,019,858
3.875%, 1/15/21	1,000,000	1,094,586
2.350%, 2/10/22	1,500,000	1,539,352
2.400%, 9/15/22	1,200,000	1,234,680
2.800%, 5/18/23	1,700,000	1,780,352
2.750%, 2/10/25	1,000,000	1,037,610
Merck Sharp & Dohme Corp.
5.000%, 6/30/19	1,150,000	1,264,766
Mylan N.V.
3.000%, 12/15/18§	470,000	480,700
2.500%, 6/7/19§	735,000	742,783
3.750%, 12/15/20§	750,000	785,779
3.150%, 6/15/21§	1,750,000	1,782,481
3.950%, 6/15/26§	1,750,000	1,763,536
Mylan, Inc.
2.600%, 6/24/18	500,000	507,074
2.550%, 3/28/19	412,000	417,321
Novartis Capital Corp.
4.400%, 4/24/20	100,000	110,103
2.400%, 9/21/22	1,200,000	1,238,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 5/6/24	$1,000,000	$1,094,076
3.000%, 11/20/25	1,500,000	1,585,351
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	4,041,640
Perrigo Co. plc
4.000%, 11/15/23	1,700,000	1,747,792
Perrigo Finance Unlimited Co.
3.500%, 3/15/21	730,000	754,026
4.375%, 3/15/26	700,000	730,371
Pfizer, Inc.
4.650%, 3/1/18	62,000	65,193
1.950%, 6/1/18	1,000,000	1,001,698
1.500%, 6/15/18	1,000,000	1,006,732
6.200%, 3/15/19	3,056,000	3,406,333
1.450%, 6/3/19	1,250,000	1,254,620
1.950%, 6/3/21	1,250,000	1,266,092
3.000%, 6/15/23	1,000,000	1,067,980
3.400%, 5/15/24	1,500,000	1,638,358
2.750%, 6/3/26	1,000,000	1,036,576
Sanofi S.A.
1.250%, 4/10/18	1,638,000	1,639,956
4.000%, 3/29/21	2,106,000	2,317,777
Shire Acquisitions Investments Ireland Designated Activity Co.
1.900%, 9/23/19	2,500,000	2,500,500
2.400%, 9/23/21	2,500,000	2,504,750
2.875%, 9/23/23	2,250,000	2,262,600
3.200%, 9/23/26	2,450,000	2,463,230
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	937,000	959,732
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,750,000	1,860,862
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	505,070
Teva Pharmaceutical Finance Netherlands III B.V.
1.400%, 7/20/18	1,000,000	997,440
1.700%, 7/19/19	575,000	575,149
2.200%, 7/21/21	1,325,000	1,312,572
2.800%, 7/21/23	1,405,000	1,408,667
Zoetis, Inc.
1.875%, 2/1/18	600,000	601,700
3.450%, 11/13/20	250,000	260,782
3.250%, 2/1/23	1,185,000	1,224,625
4.500%, 11/13/25	750,000	840,709

		99,915,247

Total Health Care		276,851,129

Industrials (2.0%)
Aerospace & Defense (0.5%)
Boeing Co.
0.950%, 5/15/18	500,000	499,400
6.000%, 3/15/19	1,046,000	1,166,394
4.875%, 2/15/20	886,000	988,531
1.650%, 10/30/20	600,000	604,507
2.200%, 10/30/22	500,000	509,816
1.875%, 6/15/23	300,000	297,965
2.850%, 10/30/24	300,000	314,565
2.500%, 3/1/25	200,000	203,940
2.600%, 10/30/25	650,000	666,273
2.250%, 6/15/26	300,000	299,012
Embraer Netherlands Finance B.V.
5.050%, 6/15/25	1,750,000	1,740,025
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,845,301
Embraer S.A.
5.150%, 6/15/22(x)	1,750,000	1,846,343
General Dynamics Corp.
1.000%, 11/15/17	250,000	249,867
3.875%, 7/15/21	562,000	615,451
2.250%, 11/15/22	1,094,000	1,117,055
1.875%, 8/15/23	650,000	643,621
2.125%, 8/15/26	750,000	738,257
Hexcel Corp.
4.700%, 8/15/25	150,000	163,690
L-3 Communications Corp.
5.200%, 10/15/19	1,100,000	1,203,966
4.950%, 2/15/21	1,194,000	1,322,608
3.950%, 5/28/24	206,000	218,796
Lockheed Martin Corp.
1.850%, 11/23/18	460,000	465,499
4.250%, 11/15/19	1,624,000	1,763,819
2.500%, 11/23/20	1,000,000	1,034,325
3.350%, 9/15/21	500,000	535,878
3.100%, 1/15/23	500,000	527,425
2.900%, 3/1/25	250,000	258,305
3.550%, 1/15/26	1,250,000	1,353,728
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	604,943
3.500%, 3/15/21	31,000	33,230
3.250%, 8/1/23	2,100,000	2,244,431
Precision Castparts Corp.
1.250%, 1/15/18	900,000	900,598
2.250%, 6/15/20	750,000	767,765
2.500%, 1/15/23	562,000	578,667
3.250%, 6/15/25	750,000	804,581
Raytheon Co.
6.400%, 12/15/18	208,000	231,234
4.400%, 2/15/20	1,069,000	1,170,142
3.125%, 10/15/20	1,156,000	1,224,011
2.500%, 12/15/22	500,000	519,097
Rockwell Collins, Inc.
5.250%, 7/15/19	235,000	259,616
3.100%, 11/15/21	550,000	579,591
Spirit AeroSystems, Inc.
3.850%, 6/15/26	375,000	389,984
Textron, Inc.
5.600%, 12/1/17	100,000	104,330
7.250%, 10/1/19	500,000	572,162
3.650%, 3/1/21	125,000	132,198
5.950%, 9/21/21	350,000	405,996
3.875%, 3/1/25	285,000	297,939
4.000%, 3/15/26	175,000	183,231
United Technologies Corp.
5.375%, 12/15/17	1,008,000	1,059,323
1.778%, 5/4/18(e)	500,000	503,321
6.125%, 2/1/19	1,825,000	2,027,508
4.500%, 4/15/20	1,275,000	1,409,752
3.100%, 6/1/22	1,844,000	1,978,944

		42,176,956

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	780,926
2.300%, 2/1/20	500,000	510,445
2.625%, 8/1/22	276,000	285,014
2.700%, 4/15/23	450,000	463,381
4.000%, 1/15/24	450,000	498,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 2/1/25	$750,000	$788,806
3.250%, 4/1/26	500,000	528,168
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	200,246
5.125%, 4/1/19	2,100,000	2,299,235
3.125%, 1/15/21	1,675,000	1,786,112
2.450%, 10/1/22	1,000,000	1,038,834

		9,179,520

Airlines (0.1%)
American Airlines, Inc. Series 2013-2 A
4.950%, 1/15/23	1,598,228	1,740,150
Continental Airlines, Inc. Series 2010-1 A
4.750%, 1/12/21	1,267,320	1,356,032
Delta Air Lines, Inc. Series 2010-2 A
4.950%, 5/23/19	677,652	714,110
Southwest Airlines Co.
2.750%, 11/6/19	750,000	772,950
2.650%, 11/5/20	250,000	256,100

		4,839,342

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	308,713
4.000%, 6/15/25	350,000	372,010
Johnson Controls, Inc.
1.400%, 11/2/17	360,000	360,582
5.000%, 3/30/20	919,000	1,011,792
4.250%, 3/1/21	680,000	741,477
3.625%, 7/2/24	214,000	228,390
Owens Corning
4.200%, 12/15/22	1,000,000	1,076,875
4.200%, 12/1/24	300,000	319,687
3.400%, 8/15/26	285,000	287,672

		4,707,198

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.750%, 5/1/19	300,000	326,976
Cornell University
5.450%, 2/1/19	400,000	438,379
Pitney Bowes, Inc.
4.750%, 5/15/18	62,000	64,675
6.250%, 3/15/19	1,100,000	1,198,643
4.625%, 3/15/24	500,000	519,354
Republic Services, Inc.
3.800%, 5/15/18	500,000	519,339
5.500%, 9/15/19	1,214,000	1,335,176
5.000%, 3/1/20	600,000	657,886
5.250%, 11/15/21	406,000	467,860
3.550%, 6/1/22	1,000,000	1,078,666
4.750%, 5/15/23	1,000,000	1,135,019
Waste Management, Inc.
6.100%, 3/15/18	446,000	476,519
4.750%, 6/30/20	300,000	333,085
4.600%, 3/1/21	500,000	556,993
2.900%, 9/15/22	500,000	523,403
3.500%, 5/15/24	500,000	539,856
3.125%, 3/1/25	1,000,000	1,049,479
Yale University
2.086%, 4/15/19	300,000	305,602

		11,526,910

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	1,306,000	1,370,918
Fluor Corp.
3.500%, 12/15/24	900,000	957,520

		2,328,438

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	500,000	501,266
6.950%, 3/20/19	1,000,000	1,123,346
2.750%, 11/2/22	1,531,000	1,582,845
Emerson Electric Co.
4.875%, 10/15/19	1,200,000	1,316,866
2.625%, 12/1/21	450,000	470,999
2.625%, 2/15/23	256,000	264,779
3.150%, 6/1/25	350,000	369,037
Hubbell, Inc.
3.350%, 3/1/26	750,000	788,776
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	505,908
2.875%, 3/1/25	500,000	513,734

		7,437,556

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 8/7/18	500,000	505,796
1.625%, 6/15/19	1,000,000	1,010,542
2.000%, 8/7/20	500,000	510,117
1.625%, 9/19/21	500,000	500,406
2.000%, 6/26/22	1,000,000	1,010,168
3.000%, 8/7/25	750,000	807,365
2.250%, 9/19/26	500,000	499,943
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	110,767
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	272,317
General Electric Co.
5.250%, 12/6/17	3,291,000	3,448,972
2.700%, 10/9/22	3,375,000	3,514,127
Honeywell International, Inc.
5.300%, 3/1/18	1,300,000	1,376,216
5.000%, 2/15/19	846,000	920,280
4.250%, 3/1/21	500,000	556,255
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,071,000	1,175,664
2.875%, 1/15/19	750,000	770,748
Koninklijke Philips N.V.
5.750%, 3/11/18	1,700,000	1,803,102
3.750%, 3/15/22	406,000	437,669
Pentair Finance S.A.
2.650%, 12/1/19	156,000	155,021
5.000%, 5/15/21	550,000	601,966
3.150%, 9/15/22	500,000	496,757
Roper Technologies, Inc.
2.050%, 10/1/18	1,750,000	1,765,309
6.250%, 9/1/19	500,000	560,519
3.000%, 12/15/20	250,000	259,335
3.125%, 11/15/22	625,000	640,807
3.850%, 12/15/25	125,000	132,766
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,225,000	1,287,249
2.375%, 12/17/18	240,000	244,292
2.350%, 8/1/19	250,000	253,599
3.450%, 8/1/24	290,000	304,139
3.700%, 2/15/26	250,000	266,321

		26,198,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	$1,000,000	$1,091,161
2.600%, 6/26/22	844,000	874,952
3.400%, 5/15/24	715,000	769,104
Crane Co.
2.750%, 12/15/18	350,000	356,854
4.450%, 12/15/23	400,000	431,291
Cummins, Inc.
3.650%, 10/1/23	500,000	541,992
Deere & Co.
4.375%, 10/16/19	658,000	716,450
2.600%, 6/8/22	1,312,000	1,364,704
Dover Corp.
5.450%, 3/15/18	616,000	652,734
4.300%, 3/1/21	656,000	716,673
3.150%, 11/15/25	250,000	264,749
Flowserve Corp.
4.000%, 11/15/23	700,000	732,939
Fortive Corp.
1.800%, 6/15/19§	250,000	250,377
2.350%, 6/15/21§	500,000	504,759
3.150%, 6/15/26§	750,000	771,765
IDEX Corp.
4.200%, 12/15/21	300,000	318,658
Illinois Tool Works, Inc.
6.250%, 4/1/19	600,000	669,112
3.375%, 9/15/21	300,000	324,820
3.500%, 3/1/24	1,000,000	1,092,777
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	500,000	510,339
Kennametal, Inc.
2.650%, 11/1/19	250,000	251,895
3.875%, 2/15/22	560,000	569,321
Pall Corp.
5.000%, 6/15/20	300,000	337,123
Parker-Hannifin Corp.
5.500%, 5/15/18	500,000	533,894
3.300%, 11/21/24	600,000	642,207
Snap-on, Inc.
4.250%, 1/15/18	200,000	207,567
Stanley Black & Decker, Inc.
2.451%, 11/17/18	500,000	509,791
2.900%, 11/1/22	994,000	1,042,723
5.750%, 12/15/53(l)(x)	600,000	637,500
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	449,001
Wabtec Corp.
4.375%, 8/15/23	200,000	214,074

		18,351,306

Professional Services (0.0%)
Dun & Bradstreet Corp.
4.000%, 6/15/20	500,000	521,300
4.375%, 12/1/22	500,000	518,995
Equifax, Inc.
2.300%, 6/1/21	300,000	303,214
3.300%, 12/15/22	461,000	484,938
3.250%, 6/1/26	200,000	206,096
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	685,169
4.000%, 6/15/25	400,000	422,681

		3,142,393

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	501,773
4.700%, 10/1/19	725,000	796,833
3.600%, 9/1/20	1,500,000	1,607,189
3.050%, 3/15/22	2,156,000	2,267,924
3.850%, 9/1/23	750,000	824,796
3.750%, 4/1/24	250,000	275,476
3.400%, 9/1/24	500,000	539,879
3.000%, 4/1/25	750,000	786,464
3.650%, 9/1/25	500,000	549,654
Canadian National Railway Co.
5.550%, 5/15/18	157,000	167,663
5.550%, 3/1/19	1,133,000	1,243,745
2.250%, 11/15/22	900,000	913,225
2.950%, 11/21/24	250,000	264,184
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	171,458
7.250%, 5/15/19	645,000	736,025
2.900%, 2/1/25	1,000,000	1,018,821
CSX Corp.
6.250%, 3/15/18	460,000	491,003
7.375%, 2/1/19	1,055,000	1,194,298
3.700%, 10/30/20	200,000	214,398
4.250%, 6/1/21	500,000	553,355
3.700%, 11/1/23	1,000,000	1,092,756
3.350%, 11/1/25	500,000	535,055
J.B. Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	309,699
3.850%, 3/15/24	750,000	786,583
Kansas City Southern
2.350%, 5/15/20	400,000	402,607
3.000%, 5/15/23	121,000	122,743
3.125%, 6/1/26	155,000	156,147
Norfolk Southern Corp.
5.750%, 4/1/18	446,000	475,059
5.900%, 6/15/19	1,317,000	1,459,744
2.903%, 2/15/23	1,150,000	1,191,974
2.900%, 6/15/26	500,000	513,737
Ryder System, Inc.
2.500%, 3/1/18	250,000	253,129
2.450%, 11/15/18	600,000	610,081
2.350%, 2/26/19	250,000	253,813
2.550%, 6/1/19	310,000	316,238
2.500%, 5/11/20	1,000,000	1,010,680
2.875%, 9/1/20	250,000	254,894
3.450%, 11/15/21	250,000	263,775
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,022,185
1.800%, 2/1/20(x)	1,000,000	1,012,658
2.250%, 6/19/20	250,000	256,200
4.000%, 2/1/21	170,000	186,286
2.950%, 1/15/23	500,000	526,577
2.750%, 4/15/23	1,000,000	1,038,876
3.646%, 2/15/24	500,000	547,197
3.250%, 8/15/25	250,000	268,726
2.750%, 3/1/26	250,000	258,381

		30,243,963

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.625%, 9/4/18	500,000	501,250
3.375%, 1/15/19(x)	2,750,000	2,817,650
2.125%, 1/15/20	500,000	499,050
3.875%, 4/1/21(x)	125,000	132,344
4.250%, 9/15/24	1,000,000	1,041,250
GATX Corp.
2.375%, 7/30/18	388,000	391,655
2.500%, 3/15/19	700,000	709,262
2.500%, 7/30/19	500,000	506,726
4.850%, 6/1/21	100,000	109,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 3/30/23	$151,000	$157,295
3.250%, 3/30/25(x)	400,000	400,136

		7,266,147

Total Industrials		167,398,263

Information Technology (3.0%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
1.400%, 2/28/18	335,000	337,422
1.650%, 6/15/18	1,000,000	1,006,966
4.950%, 2/15/19	2,757,000	2,989,579
1.600%, 2/28/19(x)	375,000	377,484
2.125%, 3/1/19	1,650,000	1,682,243
1.400%, 9/20/19	1,750,000	1,752,094
4.450%, 1/15/20	1,312,000	1,435,408
2.450%, 6/15/20	1,000,000	1,030,040
2.200%, 2/28/21	1,250,000	1,277,741
2.900%, 3/4/21	570,000	599,524
1.850%, 9/20/21	1,650,000	1,658,788
3.000%, 6/15/22	450,000	477,359
2.600%, 2/28/23	500,000	518,198
2.200%, 9/20/23	750,000	755,967
3.625%, 3/4/24	1,000,000	1,102,764
3.500%, 6/15/25(x)	425,000	467,021
2.950%, 2/28/26	750,000	790,235
2.500%, 9/20/26	1,150,000	1,162,555
Harris Corp.
1.999%, 4/27/18	165,000	165,757
2.700%, 4/27/20	100,000	101,949
4.400%, 12/15/20	1,000,000	1,084,128
3.832%, 4/27/25	200,000	211,266
Juniper Networks, Inc.
3.125%, 2/26/19	250,000	256,194
3.300%, 6/15/20	350,000	360,214
4.600%, 3/15/21	62,000	66,898
4.500%, 3/15/24	175,000	185,629
4.350%, 6/15/25	350,000	364,487
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	1,030,401
3.750%, 5/15/22	94,000	96,302
3.500%, 3/1/23	1,000,000	993,558
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,179,324

		25,517,495

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
2.550%, 1/30/19	750,000	768,250
3.125%, 9/15/21	1,000,000	1,031,891
Arrow Electronics, Inc.
3.000%, 3/1/18	150,000	152,472
6.000%, 4/1/20	304,000	338,825
3.500%, 4/1/22	1,500,000	1,523,846
Avnet, Inc.
5.875%, 6/15/20	500,000	555,122
4.625%, 4/15/26	500,000	518,207
Corning, Inc.
1.450%, 11/15/17	600,000	598,624
4.250%, 8/15/20	274,000	295,631
2.900%, 5/15/22	650,000	668,889
3.700%, 11/15/23	187,000	199,798
Flex Ltd.
4.750%, 6/15/25	800,000	848,008
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	257,762
Ingram Micro, Inc.
5.000%, 8/10/22	600,000	622,090
4.950%, 12/15/24	200,000	201,109
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	1,051,250
Keysight Technologies, Inc.
3.300%, 10/30/19	600,000	611,735
4.550%, 10/30/24	600,000	619,212
Trimble Navigation Ltd.
4.750%, 12/1/24	350,000	370,520

		11,233,241

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
1.625%, 11/28/17	530,000	531,004
2.500%, 11/28/19	1,250,000	1,273,105
3.125%, 11/28/21	1,300,000	1,354,307
3.600%, 11/28/24	2,500,000	2,612,926
Alphabet, Inc.
3.625%, 5/19/21	950,000	1,039,264
3.375%, 2/25/24	500,000	545,613
1.998%, 8/15/26	2,000,000	1,970,733
Baidu, Inc.
2.250%, 11/28/17	500,000	504,133
3.250%, 8/6/18	1,226,000	1,257,358
2.750%, 6/9/19(x)	500,000	509,630
3.000%, 6/30/20	900,000	924,234
3.500%, 11/28/22	500,000	525,095
4.125%, 6/30/25(x)	695,000	746,676
eBay, Inc.
2.500%, 3/9/18	905,000	917,836
3.250%, 10/15/20	362,000	378,554
2.875%, 8/1/21	1,150,000	1,182,481
3.800%, 3/9/22	1,250,000	1,341,660
2.600%, 7/15/22	1,100,000	1,111,537

		18,726,146

IT Services (0.5%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	1,031,277
3.375%, 9/15/25	500,000	543,499
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	420,825
3.400%, 6/27/26	350,000	357,772
Computer Sciences Corp.
4.450%, 9/15/22	200,000	212,502
Fidelity National Information Services, Inc.
2.000%, 4/15/18	129,000	129,799
2.850%, 10/15/18	530,000	543,832
3.625%, 10/15/20	600,000	637,253
2.250%, 8/15/21	795,000	796,735
5.000%, 3/15/22	1,000,000	1,034,574
4.500%, 10/15/22	400,000	434,705
3.500%, 4/15/23	500,000	524,466
3.875%, 6/5/24	1,000,000	1,057,784
5.000%, 10/15/25	1,000,000	1,142,756
3.000%, 8/15/26	1,250,000	1,236,549
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	1,028,022
4.750%, 6/15/21	94,000	104,983
3.500%, 10/1/22	500,000	530,399
3.850%, 6/1/25	1,500,000	1,609,050
International Business Machines Corp.
1.250%, 2/8/18	1,200,000	1,201,908
1.800%, 5/17/19	1,000,000	1,013,369
1.625%, 5/15/20(x)	2,200,000	2,217,680
2.250%, 2/19/21	1,000,000	1,029,044
1.875%, 8/1/22	1,750,000	1,748,429
2.875%, 11/9/22	1,000,000	1,049,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.375%, 8/1/23	$1,000,000	$1,065,535
3.625%, 2/12/24	1,000,000	1,082,992
3.450%, 2/19/26	1,000,000	1,081,557
MasterCard, Inc.
3.375%, 4/1/24	1,000,000	1,080,503
Total System Services, Inc.
2.375%, 6/1/18	320,000	322,695
3.800%, 4/1/21	250,000	264,752
3.750%, 6/1/23	450,000	461,542
4.800%, 4/1/26	1,000,000	1,099,540
Visa, Inc.
1.200%, 12/14/17	655,000	656,549
2.200%, 12/14/20	2,500,000	2,562,006
2.800%, 12/14/22	1,750,000	1,839,181
3.150%, 12/14/25	3,450,000	3,634,092
Western Union Co.
2.875%, 12/10/17	250,000	253,940
5.253%, 4/1/20	1,002,000	1,089,800
Xerox Corp.
6.350%, 5/15/18	1,115,000	1,183,944
2.750%, 3/15/19	500,000	500,916
5.625%, 12/15/19	639,000	693,312
2.800%, 5/15/20	750,000	745,593
3.500%, 8/20/20(x)	250,000	253,967
4.500%, 5/15/21	185,000	195,408
3.800%, 5/15/24(x)	750,000	731,278

		42,436,284

Semiconductors & Semiconductor Equipment (0.4%)
Altera Corp.
2.500%, 11/15/18	500,000	513,857
4.100%, 11/15/23	600,000	677,876
Analog Devices, Inc.
2.875%, 6/1/23	250,000	252,237
3.900%, 12/15/25	450,000	476,416
Applied Materials, Inc.
2.625%, 10/1/20	430,000	444,479
4.300%, 6/15/21	625,000	694,687
Intel Corp.
1.350%, 12/15/17(x)	2,000,000	2,006,397
2.450%, 7/29/20	1,525,000	1,578,631
1.700%, 5/19/21(x)	250,000	250,628
3.300%, 10/1/21	1,257,000	1,347,633
3.100%, 7/29/22	600,000	638,337
2.700%, 12/15/22	1,875,000	1,950,710
3.700%, 7/29/25	1,795,000	1,987,325
2.600%, 5/19/26	500,000	510,137
KLA-Tencor Corp.
2.375%, 11/1/17	500,000	502,839
3.375%, 11/1/19	1,000,000	1,035,602
4.125%, 11/1/21	571,000	613,371
Lam Research Corp.
2.750%, 3/15/20	350,000	358,845
2.800%, 6/15/21	750,000	769,901
3.450%, 6/15/23	375,000	383,966
3.800%, 3/15/25	350,000	368,028
3.900%, 6/15/26	1,000,000	1,042,140
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	760,791
3.375%, 3/15/23	400,000	408,038
NVIDIA Corp.
2.200%, 9/16/21	395,000	396,288
3.200%, 9/16/26	850,000	854,076
QUALCOMM, Inc.
1.400%, 5/18/18	978,000	979,626
2.250%, 5/20/20	1,000,000	1,018,949
3.000%, 5/20/22	2,500,000	2,616,288
Texas Instruments, Inc.
1.000%, 5/1/18	500,000	498,883
1.650%, 8/3/19	350,000	353,289
1.750%, 5/1/20(x)	250,000	252,981
2.750%, 3/12/21	1,100,000	1,159,968
1.850%, 5/15/22(x)	500,000	500,107
2.250%, 5/1/23	750,000	751,618
Xilinx, Inc.
2.125%, 3/15/19	500,000	506,884
3.000%, 3/15/21	500,000	520,928

		29,982,756

Software (0.7%)
Activision Blizzard, Inc.
2.300%, 9/15/21(b)(x)§	470,000	471,594
3.400%, 9/15/26(b)§	600,000	603,187
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	919,345
Autodesk, Inc.
1.950%, 12/15/17	297,000	299,425
3.125%, 6/15/20	600,000	616,392
4.375%, 6/15/25	600,000	629,578
CA, Inc.
2.875%, 8/15/18	500,000	509,478
5.375%, 12/1/19	400,000	440,994
3.600%, 8/1/20	300,000	313,886
4.500%, 8/15/23	250,000	272,701
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	178,226
CDK Global, Inc.
3.300%, 10/15/19	400,000	404,242
4.500%, 10/15/24	405,000	404,624
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	531,441
4.800%, 3/1/26	600,000	656,961
Microsoft Corp.
1.000%, 5/1/18	487,000	486,897
1.300%, 11/3/18	1,720,000	1,728,302
1.625%, 12/6/18	900,000	909,485
4.200%, 6/1/19	736,000	793,518
1.100%, 8/8/19	2,040,000	2,033,774
3.000%, 10/1/20	594,000	630,367
2.000%, 11/3/20	2,250,000	2,291,555
4.000%, 2/8/21(x)	1,000,000	1,106,346
1.550%, 8/8/21	2,350,000	2,338,743
2.375%, 2/12/22	1,000,000	1,030,548
2.650%, 11/3/22	1,000,000	1,043,018
2.125%, 11/15/22	500,000	506,364
2.375%, 5/1/23	1,250,000	1,279,848
2.000%, 8/8/23	1,350,000	1,350,551
3.625%, 12/15/23	2,000,000	2,201,565
2.700%, 2/12/25	1,500,000	1,550,159
3.125%, 11/3/25	2,600,000	2,774,247
2.400%, 8/8/26	3,260,000	3,258,207
Oracle Corp.
1.200%, 10/15/17	1,000,000	1,000,092
5.750%, 4/15/18	1,362,000	1,456,845
2.375%, 1/15/19	1,500,000	1,535,981
5.000%, 7/8/19	2,000,000	2,195,794
2.250%, 10/8/19	2,000,000	2,049,754
2.800%, 7/8/21	585,000	610,991
1.900%, 9/15/21	2,755,000	2,763,160
2.500%, 5/15/22	2,000,000	2,048,097
2.500%, 10/15/22	1,875,000	1,913,936
3.625%, 7/15/23	1,000,000	1,083,793
2.400%, 9/15/23	1,000,000	1,005,414
3.400%, 7/8/24	2,000,000	2,138,703
2.950%, 5/15/25	3,000,000	3,089,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.650%, 7/15/26	$2,805,000	$2,806,771
Symantec Corp.
4.200%, 9/15/20	500,000	521,557
3.950%, 6/15/22	1,000,000	1,019,349

		61,805,237

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.
1.300%, 2/23/18	375,000	376,461
1.000%, 5/3/18	4,256,000	4,250,284
1.700%, 2/22/19	435,000	440,240
2.100%, 5/6/19	2,650,000	2,710,155
1.100%, 8/2/19	1,000,000	996,457
1.550%, 2/7/20	1,000,000	1,006,703
2.000%, 5/6/20(x)	1,000,000	1,020,454
2.250%, 2/23/21	2,250,000	2,309,948
2.850%, 5/6/21	935,000	986,263
1.550%, 8/4/21	1,400,000	1,396,686
2.150%, 2/9/22	1,000,000	1,018,529
2.700%, 5/13/22	1,000,000	1,046,113
2.850%, 2/23/23	1,250,000	1,314,287
2.400%, 5/3/23	4,707,000	4,797,298
3.450%, 5/6/24	4,000,000	4,321,587
2.500%, 2/9/25	1,000,000	1,009,979
3.250%, 2/23/26	2,255,000	2,411,416
2.450%, 8/4/26	1,675,000	1,676,630
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.480%, 6/1/19§	3,075,000	3,159,289
4.420%, 6/15/21§	3,750,000	3,918,978
5.450%, 6/15/23§	3,075,000	3,280,261
6.020%, 6/15/26§	3,905,000	4,283,530
Hewlett Packard Enterprise Co.
2.450%, 10/5/17§	1,500,000	1,511,268
2.850%, 10/5/18§	2,420,000	2,465,728
3.600%, 10/15/20§	1,350,000	1,416,240
4.400%, 10/15/22§	1,500,000	1,602,195
4.900%, 10/15/25§	3,000,000	3,187,746
HP, Inc.
3.750%, 12/1/20	41,000	43,274
4.375%, 9/15/21	300,000	323,553
4.650%, 12/9/21	2,000,000	2,179,224
4.050%, 9/15/22(x)	1,000,000	1,062,321
Lexmark International, Inc.
5.125%, 3/15/20(x)	500,000	523,949
NetApp, Inc.
2.000%, 12/15/17	562,000	563,119
3.375%, 6/15/21	550,000	576,385
Seagate HDD Cayman
3.750%, 11/15/18	2,500,000	2,565,625

		65,752,175

Total Information Technology		255,453,334

Materials (1.1%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	549,525
3.150%, 10/1/22	131,000	135,373
3.500%, 6/1/23	1,000,000	1,048,613
Air Products and Chemicals, Inc.
4.375%, 8/21/19	439,000	475,672
2.750%, 2/3/23	1,000,000	1,036,930
3.350%, 7/31/24	750,000	812,122
Airgas, Inc.
1.650%, 2/15/18	500,000	502,299
3.050%, 8/1/20	500,000	522,532
3.650%, 7/15/24	450,000	487,548
Albemarle Corp.
3.000%, 12/1/19	250,000	257,467
4.500%, 12/15/20	500,000	534,548
4.150%, 12/1/24	250,000	269,617
Cabot Corp.
3.700%, 7/15/22	500,000	524,978
3.400%, 9/15/26	165,000	166,361
Celanese U.S. Holdings LLC
5.875%, 6/15/21	370,000	423,899
4.625%, 11/15/22	450,000	490,540
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,259,445
3.450%, 6/1/23(x)	1,000,000	994,203
Dow Chemical Co.
8.550%, 5/15/19	2,642,000	3,093,161
4.250%, 11/15/20	1,984,000	2,153,512
4.125%, 11/15/21	100,000	109,912
3.000%, 11/15/22	1,000,000	1,039,501
E.I. du Pont de Nemours & Co.
6.000%, 7/15/18	2,203,000	2,383,392
5.750%, 3/15/19	500,000	550,788
3.625%, 1/15/21(x)	1,700,000	1,819,283
2.800%, 2/15/23	1,000,000	1,021,271
Eastman Chemical Co.
5.500%, 11/15/19	472,000	521,652
2.700%, 1/15/20	1,000,000	1,025,859
3.600%, 8/15/22	1,125,000	1,192,114
3.800%, 3/15/25	1,000,000	1,055,985
Ecolab, Inc.
2.000%, 1/14/19	500,000	505,532
2.250%, 1/12/20	400,000	407,705
4.350%, 12/8/21	1,356,000	1,515,635
3.250%, 1/14/23	500,000	521,810
FMC Corp.
4.100%, 2/1/24	1,500,000	1,569,679
Lubrizol Corp.
8.875%, 2/1/19	500,000	585,554
LYB International Finance B.V.
4.000%, 7/15/23	1,100,000	1,192,129
LyondellBasell Industries N.V.
5.000%, 4/15/19	2,000,000	2,162,428
6.000%, 11/15/21	1,800,000	2,121,433
Methanex Corp.
3.250%, 12/15/19	220,000	212,678
4.250%, 12/1/24	650,000	617,290
Monsanto Co.
5.125%, 4/15/18	869,000	916,339
1.850%, 11/15/18	400,000	402,165
2.750%, 7/15/21	750,000	770,808
2.200%, 7/15/22	250,000	249,089
Mosaic Co.
4.250%, 11/15/23	1,000,000	1,065,159
NewMarket Corp.
4.100%, 12/15/22	167,000	170,097
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	860,605
6.500%, 5/15/19	860,000	960,657
4.875%, 3/30/20	194,000	212,089
3.625%, 3/15/24	500,000	524,084
PPG Industries, Inc.
3.600%, 11/15/20	350,000	367,530
Praxair, Inc.
1.050%, 11/7/17	656,000	655,672
1.250%, 11/7/18	1,400,000	1,399,202
4.500%, 8/15/19	800,000	869,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 9/24/20	$500,000	$514,534
4.050%, 3/15/21	500,000	551,199
3.000%, 9/1/21	600,000	635,952
2.200%, 8/15/22	450,000	458,183
2.700%, 2/21/23	500,000	516,913
3.200%, 1/30/26	350,000	373,985
RPM International, Inc.
6.125%, 10/15/19	700,000	776,169
Sherwin-Williams Co.
1.350%, 12/15/17	550,000	550,062
Valspar Corp.
7.250%, 6/15/19	439,000	497,917
4.200%, 1/15/22	200,000	213,212
3.300%, 2/1/25	200,000	203,109
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	317,112
4.875%, 5/15/23(b)§	500,000	522,833
3.600%, 8/15/26§	500,000	501,751

		53,926,166

Construction Materials (0.1%)
CRH America, Inc.
8.125%, 7/15/18	269,000	297,313
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	320,625
4.250%, 7/2/24	285,000	304,059
Vulcan Materials Co.
7.500%, 6/15/21	1,250,000	1,521,875
4.500%, 4/1/25	1,250,000	1,350,000

		3,793,872

Containers & Packaging (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	183,499
3.350%, 4/15/23	300,000	310,162
Bemis Co., Inc.
6.800%, 8/1/19	471,000	531,664
3.100%, 9/15/26	500,000	502,741
International Paper Co.
7.950%, 6/15/18	1,027,000	1,135,073
7.500%, 8/15/21	156,000	190,123
4.750%, 2/15/22	194,000	216,149
3.650%, 6/15/24	1,900,000	1,998,107
Packaging Corp. of America
3.900%, 6/15/22	500,000	530,137
4.500%, 11/1/23	200,000	220,790
3.650%, 9/15/24	1,000,000	1,040,979
WestRock RKT Co.
4.900%, 3/1/22	1,500,000	1,677,231

		8,536,655

Metals & Mining (0.3%)
Barrick Gold Corp.
4.100%, 5/1/23	283,000	305,893
Barrick North America Finance LLC
4.400%, 5/30/21	1,700,000	1,869,527
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	1,502,000	1,681,958
3.250%, 11/21/21	500,000	533,309
2.875%, 2/24/22	1,406,000	1,480,556
3.850%, 9/30/23(x)	2,100,000	2,291,843
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,800,000	1,937,282
Goldcorp, Inc.
2.125%, 3/15/18	656,000	653,858
3.625%, 6/9/21	330,000	348,107
3.700%, 3/15/23	600,000	622,743
Newmont Mining Corp.
3.500%, 3/15/22	1,156,000	1,200,748
Nucor Corp.
5.750%, 12/1/17	808,000	842,656
5.850%, 6/1/18	800,000	853,642
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	518,049
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	1,087,000	1,284,882
4.125%, 5/20/21(x)	1,500,000	1,640,057
3.750%, 9/20/21	1,000,000	1,084,139
Rio Tinto Finance USA plc
3.500%, 3/22/22	687,000	736,197
2.875%, 8/21/22	1,100,000	1,156,810
Southern Copper Corp.
5.375%, 4/16/20	253,000	279,214
3.500%, 11/8/22	244,000	247,288
3.875%, 4/23/25(x)	300,000	301,650
Vale Overseas Ltd.
4.625%, 9/15/20	1,700,000	1,735,700
5.875%, 6/10/21(x)	1,250,000	1,305,375
4.375%, 1/11/22(x)	1,062,000	1,043,840
6.250%, 8/10/26(x)	1,250,000	1,305,875
Worthington Industries, Inc.
4.550%, 4/15/26	100,000	103,335
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	257,910

		27,622,443

Paper & Forest Products (0.0%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,105,000

Total Materials		95,984,136

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	250,000	253,733
3.900%, 6/15/23	1,000,000	1,048,537
American Campus Communities Operating Partnership LP
3.350%, 10/1/20	600,000	624,616
3.750%, 4/15/23	500,000	524,258
American Tower Corp.
4.500%, 1/15/18	100,000	103,669
3.400%, 2/15/19	950,000	987,124
5.050%, 9/1/20	1,058,000	1,169,574
3.300%, 2/15/21	1,750,000	1,831,773
3.450%, 9/15/21	1,000,000	1,051,575
2.250%, 1/15/22	1,250,000	1,247,449
4.700%, 3/15/22	500,000	554,007
3.500%, 1/31/23	1,150,000	1,196,215
5.000%, 2/15/24	1,000,000	1,136,682
AvalonBay Communities, Inc.
6.100%, 3/15/20	139,000	157,815
3.625%, 10/1/20	1,000,000	1,066,328
2.950%, 9/15/22	500,000	511,971
4.200%, 12/15/23	100,000	109,566
3.500%, 11/15/25	250,000	261,432
2.950%, 5/11/26	1,000,000	1,001,460
2.900%, 10/15/26	250,000	248,991
Boston Properties LP
3.700%, 11/15/18	600,000	628,824
5.875%, 10/15/19	200,000	224,021
5.625%, 11/15/20	2,015,000	2,305,215
3.850%, 2/1/23	500,000	536,116
3.125%, 9/1/23	1,000,000	1,027,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Brandywine Operating Partnership LP
4.950%, 4/15/18	$350,000	$365,367
4.100%, 10/1/24	700,000	716,113
Brixmor Operating Partnership LP
3.875%, 8/15/22	475,000	497,673
3.250%, 9/15/23	750,000	751,782
3.850%, 2/1/25	355,000	362,012
4.125%, 6/15/26	275,000	284,822
Camden Property Trust
4.625%, 6/15/21	375,000	409,737
2.950%, 12/15/22	1,150,000	1,155,460
CBL & Associates LP
4.600%, 10/15/24	262,000	252,068
Corporate Office Properties LP
3.700%, 6/15/21(x)	750,000	777,012
3.600%, 5/15/23	200,000	199,064
5.000%, 7/1/25	100,000	107,858
Crown Castle International Corp.
3.400%, 2/15/21	555,000	581,655
2.250%, 9/1/21	1,000,000	1,000,073
5.250%, 1/15/23	1,000,000	1,136,456
4.450%, 2/15/26	2,165,000	2,379,027
3.700%, 6/15/26	165,000	171,584
CubeSmart LP
4.375%, 12/15/23	250,000	272,094
4.000%, 11/15/25	500,000	534,879
3.125%, 9/1/26	250,000	248,838
DDR Corp.
3.500%, 1/15/21	550,000	566,804
4.625%, 7/15/22	1,000,000	1,088,614
3.375%, 5/15/23	350,000	352,377
3.625%, 2/1/25	250,000	252,749
Digital Realty Trust LP
5.875%, 2/1/20	1,000,000	1,118,878
3.400%, 10/1/20	500,000	518,361
5.250%, 3/15/21	500,000	556,646
Duke Realty LP
6.500%, 1/15/18	466,000	495,099
3.250%, 6/30/26	750,000	766,972
Education Realty Operating Partnership LP
4.600%, 12/1/24	250,000	262,595
EPR Properties
7.750%, 7/15/20	269,000	311,095
5.750%, 8/15/22	250,000	278,316
5.250%, 7/15/23	150,000	161,829
4.500%, 4/1/25	350,000	357,682
Equity Commonwealth
6.650%, 1/15/18	481,000	498,381
5.875%, 9/15/20	250,000	271,973
ERP Operating LP
2.375%, 7/1/19	800,000	817,101
4.750%, 7/15/20	450,000	496,947
3.000%, 4/15/23	1,000,000	1,023,934
3.375%, 6/1/25	1,000,000	1,045,930
Essex Portfolio LP
3.375%, 1/15/23	500,000	518,051
3.250%, 5/1/23	1,000,000	1,027,169
3.500%, 4/1/25	650,000	671,011
3.375%, 4/15/26	250,000	256,294
Federal Realty Investment Trust
2.550%, 1/15/21	420,000	430,301
3.000%, 8/1/22	200,000	206,327
Government Properties Income Trust
3.750%, 8/15/19	500,000	511,681
HCP, Inc.
3.750%, 2/1/19	200,000	208,539
2.625%, 2/1/20	656,000	667,009
5.375%, 2/1/21	1,690,000	1,904,016
3.150%, 8/1/22	250,000	254,048
4.250%, 11/15/23	1,070,000	1,125,976
3.875%, 8/15/24	1,000,000	1,023,821
3.400%, 2/1/25	500,000	492,252
4.000%, 6/1/25	350,000	359,476
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	500,000	519,062
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	350,000	355,534
3.700%, 4/15/23	250,000	255,405
3.500%, 8/1/26	185,000	187,527
Hospitality Properties Trust
4.250%, 2/15/21	350,000	374,594
4.500%, 6/15/23	1,000,000	1,036,657
5.250%, 2/15/26	350,000	371,705
Host Hotels & Resorts LP
4.750%, 3/1/23	1,100,000	1,184,076
4.000%, 6/15/25	310,000	316,451
Kilroy Realty LP
4.800%, 7/15/18	350,000	364,882
3.800%, 1/15/23	450,000	468,742
4.375%, 10/1/25	400,000	433,305
Kimco Realty Corp.
6.875%, 10/1/19	439,000	502,699
3.400%, 11/1/22	500,000	524,969
3.125%, 6/1/23	1,000,000	1,028,344
Kite Realty Group LP
4.000%, 10/1/26	250,000	251,780
Lexington Realty Trust
4.250%, 6/15/23	250,000	254,760
Liberty Property LP
6.625%, 10/1/17	500,000	523,539
4.750%, 10/1/20	389,000	425,056
4.125%, 6/15/22	1,094,000	1,171,164
3.750%, 4/1/25	100,000	104,856
3.250%, 10/1/26	300,000	302,314
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	100,613
3.150%, 5/15/23	150,000	139,904
Mid-America Apartments LP
4.300%, 10/15/23	175,000	189,765
3.750%, 6/15/24	450,000	470,918
4.000%, 11/15/25	350,000	374,415
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	266,071
3.300%, 4/15/23	700,000	713,651
3.900%, 6/15/24	500,000	526,263
4.000%, 11/15/25	200,000	212,481
Omega Healthcare Investors, Inc.
4.375%, 8/1/23	1,075,000	1,104,650
Piedmont Operating Partnership LP
4.450%, 3/15/24	500,000	524,762
Prologis LP
2.750%, 2/15/19	214,000	219,217
3.350%, 2/1/21	1,000,000	1,058,098
4.250%, 8/15/23	100,000	110,761
3.750%, 11/1/25	445,000	478,792
Realty Income Corp.
6.750%, 8/15/19	750,000	852,328
5.750%, 1/15/21	450,000	516,372
3.250%, 10/15/22	344,000	355,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.650%, 8/1/23	$1,000,000	$1,104,329
4.125%, 10/15/26	225,000	242,671
Retail Opportunity Investments Partnership LP
5.000%, 12/15/23	250,000	267,530
4.000%, 12/15/24	200,000	202,040
Retail Properties of America, Inc.
4.000%, 3/15/25	250,000	246,593
Senior Housing Properties Trust
3.250%, 5/1/19	850,000	857,089
Simon Property Group LP
2.200%, 2/1/19	1,500,000	1,529,430
10.350%, 4/1/19	1,000,000	1,199,517
5.650%, 2/1/20	1,985,000	2,221,979
2.500%, 9/1/20	500,000	514,574
4.375%, 3/1/21	1,095,000	1,206,523
3.750%, 2/1/24	1,000,000	1,086,276
3.500%, 9/1/25	500,000	535,871
Sovran Acquisition LP
3.500%, 7/1/26	500,000	510,636
UDR, Inc.
4.250%, 6/1/18	400,000	416,791
3.700%, 10/1/20	1,500,000	1,584,574
4.625%, 1/10/22	200,000	221,879
4.000%, 10/1/25	250,000	271,479
2.950%, 9/1/26	125,000	124,363
Ventas Realty LP
3.125%, 6/15/23	600,000	611,383
3.750%, 5/1/24	50,000	52,594
3.250%, 10/15/26	800,000	807,498
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	600,000	603,376
4.000%, 4/30/19	1,000,000	1,058,088
2.700%, 4/1/20	1,050,000	1,076,749
4.250%, 3/1/22	662,000	725,535
Vornado Realty LP
2.500%, 6/30/19	500,000	507,315
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,081,221
3.950%, 10/15/22	150,000	152,963
Weingarten Realty Investors
3.375%, 10/15/22	600,000	614,835
3.850%, 6/1/25	250,000	261,545
3.250%, 8/15/26	250,000	249,002
Welltower, Inc.
2.250%, 3/15/18	1,000,000	1,008,538
4.125%, 4/1/19	500,000	527,916
6.125%, 4/15/20	385,000	436,528
4.950%, 1/15/21	1,000,000	1,106,499
4.500%, 1/15/24	1,000,000	1,092,069
Weyerhaeuser Co.
4.625%, 9/15/23	1,000,000	1,109,572
WP Carey, Inc.
4.600%, 4/1/24	300,000	311,997
4.000%, 2/1/25	300,000	299,843
4.250%, 10/1/26	400,000	406,833

		100,528,311

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,560,593
Columbia Property Trust Operating Partnership LP
4.150%, 4/1/25	250,000	260,835
3.650%, 8/15/26	250,000	252,525
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	215,514
Tanger Properties LP
6.125%, 6/1/20	500,000	565,553
3.125%, 9/1/26	500,000	499,183

		3,354,203

Total Real Estate		103,882,514

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
1.400%, 12/1/17	1,000,000	1,000,314
1.750%, 1/15/18	1,000,000	1,004,095
5.500%, 2/1/18	2,000,000	2,107,320
2.375%, 11/27/18	1,500,000	1,525,012
5.800%, 2/15/19	1,901,000	2,082,821
2.300%, 3/11/19	1,415,000	1,435,118
5.875%, 10/1/19	800,000	892,399
5.200%, 3/15/20	604,000	669,031
2.450%, 6/30/20	1,500,000	1,532,280
4.600%, 2/15/21	1,312,000	1,445,840
2.800%, 2/17/21	1,750,000	1,800,035
5.000%, 3/1/21	1,800,000	2,014,931
4.450%, 5/15/21	1,500,000	1,649,500
3.875%, 8/15/21	497,000	534,267
3.000%, 2/15/22	1,000,000	1,031,759
3.800%, 3/15/22	1,850,000	1,982,064
3.000%, 6/30/22	2,050,000	2,107,357
2.625%, 12/1/22	1,156,000	1,162,277
3.600%, 2/17/23	1,850,000	1,948,769
3.900%, 3/11/24(x)	1,000,000	1,070,471
4.450%, 4/1/24	1,500,000	1,659,416
3.950%, 1/15/25	1,000,000	1,065,925
3.400%, 5/15/25	4,000,000	4,109,582
4.125%, 2/17/26	2,750,000	2,966,807
British Telecommunications plc
5.950%, 1/15/18	1,200,000	1,269,443
2.350%, 2/14/19	1,000,000	1,018,146
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, 4/15/23	500,000	537,583
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	1,650,000	1,813,623
6.000%, 7/8/19	100,000	112,114
Emirates Telecommunications Corp.
2.375%, 6/18/19(m)	1,000,000	1,011,250
3.500%, 6/18/24(m)	1,000,000	1,056,250
Orange S.A.
2.750%, 2/6/19	1,000,000	1,029,293
5.375%, 7/8/19	500,000	552,296
4.125%, 9/14/21	1,000,000	1,104,088
Qwest Corp.
6.750%, 12/1/21	700,000	781,375
Telefonica Emisiones S.A.U.
3.192%, 4/27/18	1,000,000	1,023,460
5.877%, 7/15/19	570,000	632,481
5.134%, 4/27/20	629,000	695,289
5.462%, 2/16/21	2,456,000	2,779,999
4.570%, 4/27/23	500,000	555,159
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,217,661
TELUS Corp.
2.800%, 2/16/27	400,000	398,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc.
1.100%, 11/1/17	$1,000,000	$998,531
3.650%, 9/14/18	3,000,000	3,126,211
2.550%, 6/17/19	1,000,000	1,029,404
1.375%, 8/15/19	820,000	815,679
4.500%, 9/15/20	2,228,000	2,445,395
3.450%, 3/15/21	2,600,000	2,765,472
4.600%, 4/1/21	1,800,000	2,004,430
1.750%, 8/15/21	1,550,000	1,533,650
3.000%, 11/1/21	625,000	654,069
3.500%, 11/1/21	1,000,000	1,072,217
2.450%, 11/1/22	1,406,000	1,426,036
5.150%, 9/15/23	6,000,000	6,985,029
4.150%, 3/15/24	2,000,000	2,215,591
3.500%, 11/1/24	1,750,000	1,869,129
2.625%, 8/15/26	2,265,000	2,227,998

		87,554,565

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	800,000	838,480
5.000%, 3/30/20	1,460,000	1,604,686
3.125%, 7/16/22	1,200,000	1,231,440
Rogers Communications, Inc.
6.800%, 8/15/18	1,391,000	1,522,864
3.000%, 3/15/23	750,000	778,631
3.625%, 12/15/25	500,000	539,164
Vodafone Group plc
1.500%, 2/19/18	2,000,000	1,999,235
5.450%, 6/10/19	1,526,000	1,671,532
2.500%, 9/26/22	700,000	703,177
2.950%, 2/19/23	1,306,000	1,338,998

		12,228,207

Total Telecommunication Services		99,782,772

Utilities (1.7%)
Electric Utilities (1.1%)
Alabama Power Co.
2.800%, 4/1/25	250,000	260,285
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	502,594
2.950%, 12/15/22	150,000	157,074
Appalachian Power Co.
3.400%, 6/1/25	350,000	373,289
Arizona Public Service Co.
8.750%, 3/1/19	461,000	532,859
2.200%, 1/15/20	250,000	254,256
3.350%, 6/15/24	200,000	212,621
3.150%, 5/15/25	200,000	211,992
2.550%, 9/15/26	150,000	151,088
Baltimore Gas & Electric Co.
2.800%, 8/15/22	300,000	312,659
2.400%, 8/15/26	700,000	694,066
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	253,986
2.400%, 9/1/26	250,000	251,086
Cleco Corporate Holdings LLC
3.743%, 5/1/26§	750,000	775,013
Commonwealth Edison Co.
2.150%, 1/15/19	1,000,000	1,015,117
4.000%, 8/1/20	431,000	466,514
3.400%, 9/1/21	250,000	268,310
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	106,916
5.500%, 2/1/19	500,000	547,940
2.500%, 1/15/23	156,000	158,857
DTE Electric Co.
5.600%, 6/15/18	250,000	268,169
3.900%, 6/1/21	500,000	547,454
3.650%, 3/15/24	245,000	267,701
Duke Energy Carolinas LLC
7.000%, 11/15/18	446,000	499,134
4.300%, 6/15/20	250,000	275,167
2.500%, 3/15/23	500,000	514,802
Duke Energy Corp.
2.100%, 6/15/18	500,000	505,850
5.050%, 9/15/19	655,000	719,491
1.800%, 9/1/21	750,000	746,077
3.050%, 8/15/22	1,100,000	1,152,476
3.750%, 4/15/24	350,000	377,694
Duke Energy Florida LLC
5.650%, 6/15/18	346,000	371,556
4.550%, 4/1/20	160,000	175,282
Duke Energy Florida Project Finance LLC
2.538%, 9/1/29	500,000	504,457
Duke Energy Indiana LLC
3.750%, 7/15/20	1,062,000	1,145,328
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	549,590
3.800%, 9/1/23	1,000,000	1,096,637
Duke Energy Progress LLC
5.300%, 1/15/19	700,000	761,600
Edison International
2.950%, 3/15/23	300,000	309,991
Emera U.S. Finance LP
2.150%, 6/15/19§	335,000	338,786
2.700%, 6/15/21§	500,000	509,720
3.550%, 6/15/26§	665,000	685,714
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,079,782
3.700%, 6/1/24	1,000,000	1,093,521
3.500%, 4/1/26	300,000	326,180
Entergy Corp.
5.125%, 9/15/20	787,000	873,481
4.000%, 7/15/22	1,000,000	1,087,585
2.950%, 9/1/26	300,000	301,703
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	496,603
Entergy Texas, Inc.
7.125%, 2/1/19	600,000	677,021
Eversource Energy
4.500%, 11/15/19	419,000	455,711
2.500%, 3/15/21	200,000	204,911
3.150%, 1/15/25	150,000	156,111
3.350%, 3/15/26	200,000	210,550
Exelon Corp.
2.850%, 6/15/20	750,000	777,157
2.450%, 4/15/21	330,000	338,123
3.950%, 6/15/25	750,000	813,063
3.400%, 4/15/26	500,000	519,516
Florida Power & Light Co.
5.550%, 11/1/17	500,000	522,005
2.750%, 6/1/23	250,000	262,174
Fortis, Inc.
2.100%, 10/4/21(b)§	465,000	463,298
3.055%, 10/4/26(b)§	750,000	746,816
Georgia Power Co.
5.400%, 6/1/18	1,000,000	1,066,321
4.250%, 12/1/19	307,000	330,837
2.400%, 4/1/21	350,000	363,299
2.850%, 5/15/22	750,000	784,668
3.250%, 4/1/26	350,000	373,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Great Plains Energy, Inc.
4.850%, 6/1/21	$62,000	$67,920
Hydro-Quebec
8.400%, 1/15/22	125,000	162,773
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,224,193
3.200%, 3/15/23	150,000	155,055
Interstate Power & Light Co.
3.250%, 12/1/24	600,000	630,500
3.400%, 8/15/25	250,000	265,932
ITC Holdings Corp.
3.650%, 6/15/24	325,000	341,551
3.250%, 6/30/26	300,000	307,046
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	111,149
Kansas City Power & Light Co.
6.375%, 3/1/18	600,000	635,457
7.150%, 4/1/19	500,000	566,757
3.150%, 3/15/23	250,000	254,715
3.650%, 8/15/25	500,000	526,287
LG&E & KU Energy LLC
3.750%, 11/15/20	500,000	533,389
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	560,959
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	871,396
3.500%, 10/15/24	300,000	327,910
Nevada Power Co.
6.500%, 8/1/18	1,000,000	1,090,621
7.125%, 3/15/19	500,000	569,574
NextEra Energy Capital Holdings, Inc.
1.649%, 9/1/18	235,000	235,692
6.000%, 3/1/19	946,000	1,038,359
2.300%, 4/1/19	165,000	167,223
2.400%, 9/15/19	500,000	506,435
2.700%, 9/15/19	350,000	357,499
4.500%, 6/1/21	1,000,000	1,102,583
Northern States Power Co.
5.250%, 3/1/18	500,000	528,458
2.200%, 8/15/20	250,000	257,197
2.150%, 8/15/22	700,000	709,939
NSTAR Electric Co.
5.625%, 11/15/17	750,000	786,782
2.375%, 10/15/22	1,000,000	1,017,709
3.250%, 11/15/25	150,000	159,201
2.700%, 6/1/26	150,000	153,816
Ohio Power Co.
6.050%, 5/1/18	200,000	213,661
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	700,000	769,687
7.000%, 9/1/22	750,000	951,143
Pacific Gas & Electric Co.
5.625%, 11/30/17	500,000	524,633
8.250%, 10/15/18	755,000	855,042
3.500%, 10/1/20	1,344,000	1,435,656
3.250%, 6/15/23	250,000	266,239
3.750%, 2/15/24	450,000	491,725
3.400%, 8/15/24	500,000	535,852
3.500%, 6/15/25	250,000	271,447
2.950%, 3/1/26	500,000	520,870
PacifiCorp
5.500%, 1/15/19	300,000	327,317
2.950%, 2/1/22	500,000	527,795
3.600%, 4/1/24	600,000	655,839
3.350%, 7/1/25	250,000	269,377
PECO Energy Co.
5.350%, 3/1/18	100,000	105,889
2.375%, 9/15/22	500,000	508,275
3.150%, 10/15/25	700,000	740,677
PG&E Corp.
2.400%, 3/1/19	500,000	507,772
Portland General Electric Co.
6.100%, 4/15/19	373,000	410,683
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	322,694
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	1,003,371
4.200%, 6/15/22	1,078,000	1,183,445
3.500%, 12/1/22	1,000,000	1,059,175
3.400%, 6/1/23	250,000	262,985
3.100%, 5/15/26	500,000	507,370
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	206,167
Progress Energy, Inc.
7.050%, 3/15/19	1,100,000	1,240,122
4.400%, 1/15/21	156,000	170,128
3.150%, 4/1/22	1,250,000	1,309,763
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	38,544
3.200%, 11/15/20	150,000	159,325
2.250%, 9/15/22	500,000	508,092
Public Service Co. of New Mexico
3.850%, 8/1/25	700,000	726,354
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	57,580
4.400%, 2/1/21	250,000	274,234
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	633,155
2.300%, 9/15/18	650,000	660,486
2.000%, 8/15/19	700,000	713,096
3.500%, 8/15/20	100,000	106,544
1.900%, 3/15/21	175,000	176,043
2.375%, 5/15/23	500,000	508,431
3.050%, 11/15/24	200,000	210,994
2.250%, 9/15/26	450,000	448,983
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	563,318
Southern California Edison Co.
5.500%, 8/15/18	500,000	539,767
3.875%, 6/1/21	381,000	418,169
1.845%, 2/1/22	157,143	156,214
2.400%, 2/1/22	200,000	205,976
3.500%, 10/1/23	200,000	217,430
Southern Co.
1.550%, 7/1/18	625,000	625,973
2.450%, 9/1/18	90,000	91,654
1.850%, 7/1/19	685,000	690,450
2.150%, 9/1/19	1,200,000	1,217,042
2.750%, 6/15/20	500,000	513,516
2.350%, 7/1/21	1,500,000	1,518,264
2.950%, 7/1/23	575,000	591,314
Southwestern Electric Power Co.
6.450%, 1/15/19	344,000	378,379
3.550%, 2/15/22	1,000,000	1,070,329
2.750%, 10/1/26	500,000	500,078
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	571,807
3.300%, 6/15/24	300,000	321,600
Tampa Electric Co.
6.100%, 5/15/18	294,000	314,972
2.600%, 9/15/22	200,000	205,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Tucson Electric Power Co.
3.050%, 3/15/25	$600,000	$598,974
UIL Holdings Corp.
4.625%, 10/1/20	500,000	534,977
Union Electric Co.
3.500%, 4/15/24	500,000	541,421
Virginia Electric & Power Co.
5.400%, 4/30/18	500,000	530,532
5.000%, 6/30/19	665,000	721,762
2.750%, 3/15/23	650,000	671,450
3.450%, 2/15/24	1,000,000	1,079,828
3.100%, 5/15/25	1,500,000	1,578,475
3.150%, 1/15/26	715,000	754,286
Westar Energy, Inc.
5.100%, 7/15/20	500,000	562,046
2.550%, 7/1/26	350,000	350,289
Wisconsin Electric Power Co.
4.250%, 12/15/19	819,000	886,003
2.950%, 9/15/21	725,000	766,392
Wisconsin Power & Light Co.
5.000%, 7/15/19	319,000	346,521
Xcel Energy, Inc.
4.700%, 5/15/20	756,000	824,801
2.400%, 3/15/21	500,000	510,631
3.300%, 6/1/25	500,000	528,062

		96,251,863

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	544,000	629,342
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	368,585
4.500%, 1/15/21	592,000	640,583
Dominion Gas Holdings LLC
2.800%, 11/15/20	1,000,000	1,034,250
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	1,012,319
5.200%, 7/15/25	1,000,000	1,082,612
ONE Gas, Inc.
2.070%, 2/1/19	500,000	507,061
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	900,000	934,391
Southern California Gas Co.
3.150%, 9/15/24	550,000	588,582
2.600%, 6/15/26	500,000	510,553
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21	150,000	165,325
Southwest Gas Corp.
3.875%, 4/1/22	500,000	523,270

		7,996,873

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	600,000	667,690
Empresa Nacional de Electricidad S.A.
4.250%, 4/15/24	400,000	427,500
Exelon Generation Co. LLC
6.200%, 10/1/17	696,000	727,421
5.200%, 10/1/19	1,000,000	1,094,140
2.950%, 1/15/20	250,000	257,804
PSEG Power LLC
5.125%, 4/15/20	650,000	712,241
3.000%, 6/15/21(x)	650,000	665,590
Southern Power Co.
1.850%, 12/1/17	205,000	205,979
1.500%, 6/1/18	250,000	250,198
2.375%, 6/1/20	250,000	254,378
4.150%, 12/1/25	500,000	537,299
Tri-State Generation & Transmission Association, Inc.
3.700%, 11/1/24	200,000	212,540

		6,012,780

Multi-Utilities (0.4%)
Ameren Corp.
2.700%, 11/15/20	250,000	258,666
Ameren Illinois Co.
9.750%, 11/15/18	750,000	875,848
2.700%, 9/1/22	500,000	521,521
Avista Corp.
5.125%, 4/1/22	500,000	548,390
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	994,000	1,058,916
2.400%, 2/1/20	750,000	768,965
3.750%, 11/15/23	1,100,000	1,198,557
Black Hills Corp.
2.500%, 1/11/19	100,000	102,621
4.250%, 11/30/23	600,000	653,058
3.950%, 1/15/26	350,000	373,436
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	534,468
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,140,298
3.875%, 3/1/24	1,000,000	1,088,914
3.600%, 11/15/25	500,000	530,954
3.000%, 5/15/26	210,000	213,288
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	385,000	410,474
7.125%, 12/1/18	343,000	384,021
6.650%, 4/1/19	600,000	673,544
4.450%, 6/15/20	500,000	548,632
Consolidated Edison, Inc.
2.000%, 5/15/21	315,000	318,275
Consumers Energy Co.
6.700%, 9/15/19	1,002,000	1,155,063
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	806,764
Dominion Resources, Inc.
1.900%, 6/15/18	250,000	251,005
2.962%, 7/1/19(e)	250,000	256,721
1.600%, 8/15/19	350,000	348,114
5.200%, 8/15/19	316,000	345,914
2.500%, 12/1/19	1,212,000	1,237,224
4.104%, 4/1/21(e)	800,000	856,245
2.000%, 8/15/21	300,000	299,455
3.625%, 12/1/24	1,250,000	1,329,835
2.850%, 8/15/26	450,000	448,552
DTE Energy Co.
1.500%, 10/1/19	250,000	249,755
2.400%, 12/1/19	350,000	357,189
3.300%, 6/15/22	300,000	317,464
3.500%, 6/1/24	1,000,000	1,065,469
2.850%, 10/1/26	750,000	747,623
NiSource Finance Corp.
6.400%, 3/15/18	944,000	1,008,171
6.800%, 1/15/19	800,000	888,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.450%, 9/15/20	$100,000	$111,578
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,730,304
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,812,837
2.500%, 5/15/26	500,000	505,003
SCANA Corp.
6.250%, 4/1/20	300,000	330,804
Sempra Energy
6.150%, 6/15/18	100,000	107,238
9.800%, 2/15/19	1,000,000	1,182,226
2.850%, 11/15/20	300,000	309,374
2.875%, 10/1/22	563,000	581,627
3.550%, 6/15/24	250,000	262,426
3.750%, 11/15/25	300,000	318,445
Southern Co., Gas Capital Corp.
3.500%, 9/15/21	750,000	793,749
2.450%, 10/1/23	650,000	653,652
3.875%, 11/15/25	300,000	321,419
3.250%, 6/15/26	530,000	548,413
TECO Finance, Inc.
5.150%, 3/15/20	622,000	684,042
WEC Energy Group, Inc.
1.650%, 6/15/18	180,000	181,028
2.450%, 6/15/20	250,000	255,265
3.550%, 6/15/25	250,000	269,021

		35,130,495

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	886,942
3.400%, 3/1/25	400,000	431,547
United Utilities plc
5.375%, 2/1/19	500,000	530,972

		1,849,461

Total Utilities		147,241,472

Total Corporate Bonds		2,947,026,911

Government Securities (58.2%)
Foreign Governments (2.5%)
Canadian Government Bond
1.125%, 3/19/18	2,000,000	2,007,304
1.625%, 2/27/19	3,500,000	3,555,629
Export Development Canada
0.750%, 12/15/17	1,250,000	1,248,067
1.000%, 6/15/18	1,000,000	1,001,035
1.250%, 12/10/18	800,000	804,233
1.750%, 8/19/19	3,000,000	3,056,413
1.500%, 5/26/21	1,000,000	1,008,184
Export-Import Bank of Korea
1.750%, 2/27/18	1,591,000	1,598,079
2.875%, 9/17/18	1,500,000	1,540,177
2.375%, 8/12/19	1,250,000	1,280,201
5.125%, 6/29/20	500,000	561,023
4.000%, 1/29/21	1,500,000	1,638,785
4.375%, 9/15/21	200,000	224,418
5.000%, 4/11/22	500,000	582,123
4.000%, 1/14/24	500,000	560,740
2.875%, 1/21/25	1,500,000	1,574,669
3.250%, 11/10/25	1,000,000	1,084,883
2.625%, 5/26/26(x)	2,000,000	2,063,864
FMS Wertmanagement AoeR
1.000%, 11/21/17	1,650,000	1,651,295
1.625%, 11/20/18	1,500,000	1,519,061
1.000%, 8/16/19	2,250,000	2,238,958
1.750%, 3/17/20	1,250,000	1,271,341
1.375%, 6/8/21	1,500,000	1,500,121
Japan Bank for International Cooperation
1.750%, 7/31/18	2,000,000	2,016,048
1.750%, 11/13/18	1,700,000	1,713,820
1.750%, 5/29/19	2,500,000	2,520,076
1.500%, 7/21/21	1,500,000	1,491,806
3.375%, 7/31/23	2,000,000	2,194,200
2.125%, 2/10/25	1,500,000	1,521,427
2.375%, 4/20/26	2,000,000	2,075,775
1.875%, 7/21/26	1,500,000	1,491,029
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	762,832
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,359,500
Kommunekredit
1.500%, 1/15/19(m)	1,000,000	1,008,595
Korea Development Bank
1.500%, 1/22/18	1,000,000	1,000,297
3.000%, 3/17/19	1,000,000	1,037,018
2.500%, 3/11/20	1,000,000	1,026,429
2.250%, 5/18/20	1,000,000	1,019,077
4.625%, 11/16/21	250,000	284,038
3.000%, 9/14/22	1,000,000	1,064,185
3.750%, 1/22/24	500,000	552,879
Province of British Columbia
2.650%, 9/22/21	2,000,000	2,112,670
2.000%, 10/23/22	1,300,000	1,325,821
2.250%, 6/2/26	1,000,000	1,022,348
Province of Manitoba
1.125%, 6/1/18	1,000,000	1,002,013
1.750%, 5/30/19	1,000,000	1,013,727
2.100%, 9/6/22	1,468,000	1,503,363
3.050%, 5/14/24	1,000,000	1,079,963
2.125%, 6/22/26	1,000,000	1,007,642
Province of New Brunswick
2.750%, 6/15/18	1,312,000	1,347,040
Province of Ontario
1.100%, 10/25/17	1,950,000	1,952,637
1.200%, 2/14/18	1,000,000	1,002,474
2.000%, 9/27/18	1,500,000	1,526,282
1.625%, 1/18/19	2,000,000	2,018,913
2.000%, 1/30/19	2,100,000	2,137,870
1.650%, 9/27/19	1,300,000	1,312,065
4.000%, 10/7/19	500,000	539,114
4.400%, 4/14/20	4,000,000	4,409,251
1.875%, 5/21/20	2,500,000	2,539,316
2.450%, 6/29/22	1,700,000	1,764,479
3.200%, 5/16/24	2,500,000	2,707,933
2.500%, 4/27/26	2,000,000	2,067,246
Province of Quebec
4.625%, 5/14/18	1,616,000	1,709,017
3.500%, 7/29/20	1,700,000	1,830,055
2.750%, 8/25/21	2,100,000	2,212,431
2.625%, 2/13/23	2,531,000	2,647,220
2.875%, 10/16/24	1,000,000	1,060,820
2.500%, 4/20/26	1,000,000	1,030,111
Republic of Chile
2.250%, 10/30/22(x)	245,000	248,063
3.125%, 1/21/26	3,512,000	3,727,110
Republic of Colombia
7.375%, 3/18/19	2,250,000	2,545,312
4.375%, 7/12/21	2,350,000	2,546,813
2.625%, 3/15/23(x)	1,200,000	1,183,800
4.000%, 2/26/24(x)	2,000,000	2,130,000
4.500%, 1/28/26(x)	1,000,000	1,105,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Hungary
4.000%, 3/25/19	$3,000,000	$3,146,250
6.375%, 3/29/21	3,000,000	3,476,250
5.375%, 2/21/23	1,000,000	1,146,250
5.375%, 3/25/24	3,000,000	3,483,750
Republic of Italy
6.875%, 9/27/23	2,000,000	2,504,242
Republic of Korea
7.125%, 4/16/19(x)	1,796,000	2,056,742
3.875%, 9/11/23(x)	250,000	284,289
Republic of Panama
5.200%, 1/30/20	1,143,000	1,263,015
4.000%, 9/22/24	890,000	972,325
3.750%, 3/16/25	3,000,000	3,236,250
Republic of Peru
7.125%, 3/30/19	1,437,000	1,645,365
Republic of Philippines
6.500%, 1/20/20	312,000	359,724
4.000%, 1/15/21	5,750,000	6,239,555
4.200%, 1/21/24	2,400,000	2,730,288
Republic of Poland
6.375%, 7/15/19	2,798,000	3,151,247
5.125%, 4/21/21	1,500,000	1,695,000
5.000%, 3/23/22	2,062,000	2,350,680
3.000%, 3/17/23	1,750,000	1,815,625
4.000%, 1/22/24	2,250,000	2,483,438
3.250%, 4/6/26	1,500,000	1,586,250
Republic of South Africa
6.875%, 5/27/19	1,995,000	2,229,413
5.500%, 3/9/20	1,750,000	1,905,312
5.875%, 5/30/22(x)	1,000,000	1,126,250
4.665%, 1/17/24(x)	1,000,000	1,053,750
5.875%, 9/16/25	1,000,000	1,130,000
4.875%, 4/14/26	2,000,000	2,100,000
Republic of Ukraine
1.847%, 5/29/20	3,755,000	3,844,369
Republic of Uruguay
8.000%, 11/18/22(x)	1,000,000	1,288,750
4.500%, 8/14/24	500,000	553,125
State of Israel
5.125%, 3/26/19	1,587,000	1,735,781
4.000%, 6/30/22	1,000,000	1,108,750
3.150%, 6/30/23	500,000	531,250
2.875%, 3/16/26	1,000,000	1,038,750
Svensk Exportkredit AB
1.125%, 4/5/18	2,000,000	2,002,914
1.250%, 4/12/19	2,000,000	2,002,736
1.875%, 6/17/19	1,000,000	1,018,033
1.125%, 8/28/19	1,000,000	997,702
1.875%, 6/23/20	750,000	762,802
United Mexican States
5.950%, 3/19/19	3,000,000	3,333,750
5.125%, 1/15/20	250,000	278,125
3.500%, 1/21/21(x)	2,000,000	2,125,000
3.625%, 3/15/22	7,000,000	7,367,500
3.600%, 1/30/25	2,000,000	2,075,000
4.125%, 1/21/26(x)	1,865,000	2,007,673

		210,320,823

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	2,571
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	4,000	5,260
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	4,000	4,593
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,251
6.395%, 1/1/40	4,000	5,631
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	5,781
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,825
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	10,552
City of New York, General Obligation Bonds, Series 2009- A1
5.206%, 10/1/31	4,000	4,820
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	155,000	171,929
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	4,000	4,541
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	6,348
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	283,662
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	4,000	5,694
Energy Northwest Columbia Generating Station Electric , Revenue and Refunding Bonds, Series 2015-B
2.814%, 7/1/24	500,000	521,775
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107%, 7/1/18	1,000,000	1,018,720
2.995%, 7/1/20	750,000	786,255
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	2,000	2,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
7.055%, 4/1/57	$4,000	$5,011
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	1,091,860
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/19	1,000,000	946,240
(Zero Coupon), 2/15/23	1,000,000	795,040
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	4,000	5,066
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,312
5.561%, 12/1/49	3,000	3,989
Regents of the University of California, Revenue Bonds, Series 2013-AH
1.796%, 7/1/19	175,000	177,173
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	5,216
7.043%, 4/1/50	4,000	6,397
South Carolina State Public Service Authority, Revenue Bonds, Series D
2.388%, 12/1/23	1,000,000	1,013,010
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	350,000	352,565
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 3/1/19	200,000	222,236
6.200%, 10/1/19	400,000	454,244
State of Illinois, General Obligation Bonds, Series 2011
5.665%, 3/1/18	2,500,000	2,621,875
5.877%, 3/1/19	60,000	64,908
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,566

		10,614,616

Supranational (2.9%)
African Development Bank
0.750%, 11/3/17	1,500,000	1,498,178
0.875%, 3/15/18	2,000,000	1,998,416
1.375%, 12/17/18	857,000	863,686
1.000%, 5/15/19	2,000,000	1,994,417
1.375%, 2/12/20	1,000,000	1,004,877
1.250%, 7/26/21	1,000,000	991,656
Asian Development Bank
0.875%, 4/26/18	2,000,000	1,998,600
1.125%, 6/5/18	3,000,000	3,009,272
1.750%, 9/11/18	3,100,000	3,145,852
1.875%, 10/23/18	1,900,000	1,933,987
1.750%, 3/21/19	1,350,000	1,372,857
1.000%, 8/16/19	1,000,000	997,338
1.375%, 3/23/20	650,000	654,385
1.625%, 8/26/20	1,000,000	1,014,741
1.625%, 3/16/21	2,000,000	2,026,177
2.125%, 11/24/21(x)	1,500,000	1,551,128
1.875%, 2/18/22	3,000,000	3,062,992
2.000%, 1/22/25	3,000,000	3,049,459
2.000%, 4/24/26	1,000,000	1,016,708
1.750%, 8/14/26	1,000,000	994,099
Corp. Andina de Fomento
8.125%, 6/4/19	1,229,000	1,425,640
4.375%, 6/15/22	1,500,000	1,665,000
Council of Europe Development Bank
1.000%, 3/7/18	1,500,000	1,500,623
1.125%, 5/31/18	1,000,000	1,002,271
1.750%, 11/14/19	1,500,000	1,525,496
1.625%, 3/10/20	1,000,000	1,012,914
European Bank for Reconstruction & Development
1.625%, 4/10/18	1,600,000	1,617,356
1.000%, 6/15/18	2,150,000	2,151,728
1.000%, 9/17/18	2,500,000	2,501,813
1.625%, 11/15/18	100,000	101,310
1.750%, 6/14/19	2,000,000	2,033,717
0.875%, 7/22/19	200,000	199,696
1.750%, 11/26/19	1,000,000	1,017,763
1.875%, 2/23/22	1,000,000	1,018,756
European Investment Bank
1.000%, 12/15/17	2,824,000	2,826,340
1.000%, 3/15/18	4,000,000	4,001,707
1.250%, 5/15/18	2,500,000	2,510,608
1.000%, 6/15/18	5,500,000	5,500,147
1.625%, 12/18/18	2,500,000	2,530,328
1.875%, 3/15/19	3,000,000	3,055,903
1.250%, 5/15/19	4,000,000	4,012,465
1.750%, 6/17/19	5,000,000	5,081,628
1.625%, 3/16/20	4,000,000	4,057,138
1.375%, 6/15/20	5,000,000	5,015,437
2.875%, 9/15/20	2,750,000	2,913,617
1.625%, 12/15/20	1,000,000	1,010,729
4.000%, 2/16/21	2,200,000	2,443,349
2.000%, 3/15/21	4,000,000	4,106,232
2.500%, 4/15/21	2,000,000	2,096,929
1.625%, 6/15/21	4,000,000	4,038,406
1.375%, 9/15/21	3,500,000	3,495,086
2.250%, 8/15/22(x)	3,000,000	3,112,076
3.250%, 1/29/24	3,100,000	3,435,096
2.500%, 10/15/24	1,000,000	1,053,705
1.875%, 2/10/25	3,000,000	3,015,322
2.125%, 4/13/26	2,000,000	2,042,874
Inter-American Development Bank
0.875%, 3/15/18	500,000	499,820
1.125%, 8/28/18	2,000,000	2,006,950
4.250%, 9/10/18	1,967,000	2,091,303
1.000%, 5/13/19	2,000,000	1,996,989
3.875%, 9/17/19	1,000,000	1,079,700
1.250%, 10/15/19	1,000,000	1,003,546
1.750%, 10/15/19	5,000,000	5,092,002
3.875%, 2/14/20	3,349,000	3,643,857
1.875%, 6/16/20	1,500,000	1,533,815
1.375%, 7/15/20(x)	5,000,000	5,021,444
2.125%, 11/9/20	3,100,000	3,202,557
1.875%, 3/15/21	1,150,000	1,177,369
3.000%, 2/21/24	2,000,000	2,179,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 1/15/25(m)	$2,000,000	$2,051,451
2.000%, 6/2/26	1,050,000	1,067,192
International Bank for Reconstruction & Development
1.000%, 11/15/17	2,250,000	2,253,529
1.375%, 4/10/18	2,000,000	2,014,318
1.000%, 6/15/18	4,500,000	4,505,414
0.875%, 7/19/18	5,000,000	4,994,193
1.000%, 10/5/18	4,000,000	4,002,066
1.875%, 3/15/19	3,700,000	3,775,262
0.875%, 8/15/19	3,000,000	2,984,879
1.875%, 10/7/19	2,500,000	2,574,323
1.375%, 3/30/20(x)	3,000,000	3,019,863
1.125%, 8/10/20	2,500,000	2,490,213
2.125%, 11/1/20	2,150,000	2,223,593
1.625%, 3/9/21	4,000,000	4,054,328
1.375%, 5/24/21	4,000,000	4,006,738
2.250%, 6/24/21	3,000,000	3,123,694
1.375%, 9/20/21	3,000,000	3,006,983
1.625%, 2/10/22	3,000,000	3,029,596
1.875%, 10/7/22	1,000,000	1,020,988
7.625%, 1/19/23	1,000,000	1,362,974
2.125%, 2/13/23	1,319,000	1,364,318
1.750%, 4/19/23	1,000,000	1,011,051
2.500%, 11/25/24	3,500,000	3,706,170
2.125%, 3/3/25	450,000	461,784
2.500%, 7/29/25	3,000,000	3,172,905
International Finance Corp.
2.125%, 11/17/17	4,250,000	4,309,843
0.625%, 12/21/17	624,000	622,291
0.875%, 6/15/18	2,750,000	2,747,996
1.750%, 9/4/18	3,000,000	3,045,400
1.250%, 11/27/18	469,000	471,567
1.750%, 9/16/19	2,500,000	2,544,966
1.625%, 7/16/20	1,500,000	1,523,560
1.125%, 7/20/21(x)	1,250,000	1,239,076
Nordic Investment Bank
0.750%, 1/17/18	824,000	822,241
1.125%, 3/19/18	500,000	501,396
1.125%, 2/25/19	2,000,000	2,003,686
1.250%, 8/2/21	2,000,000	1,994,054
North American Development Bank
4.375%, 2/11/20	500,000	542,841
2.400%, 10/26/22	1,150,000	1,160,310

		245,644,358

U.S. Government Agencies (3.8%)
Federal Farm Credit Bank
0.730%, 10/13/17	1,000,000	999,904
0.710%, 10/20/17	1,000,000	999,933
0.820%, 12/12/17	1,000,000	999,961
0.750%, 2/16/18	1,000,000	1,000,140
1.100%, 3/14/18	500,000	502,473
0.750%, 4/18/18	3,000,000	2,995,969
1.100%, 6/1/18	1,000,000	1,004,851
0.875%, 6/13/18	1,000,000	1,000,941
0.875%, 9/20/18	1,000,000	999,935
1.300%, 12/14/18	500,000	504,338
1.000%, 1/7/19	1,000,000	998,597
1.270%, 1/28/19	1,000,000	1,000,027
1.150%, 2/22/19	1,000,000	1,000,236
1.030%, 4/5/19	1,000,000	998,281
1.170%, 5/16/19	500,000	500,303
1.080%, 7/5/19	1,000,000	998,290
1.400%, 2/24/20	1,000,000	1,000,931
1.420%, 6/29/20	1,000,000	1,001,641
1.540%, 12/14/20	1,000,000	1,002,503
1.620%, 4/20/21	1,000,000	1,002,745
1.550%, 5/17/21	1,000,000	1,001,869
1.620%, 6/14/21	1,000,000	1,003,046
1.500%, 7/6/21	1,000,000	1,000,834
1.680%, 1/5/22	1,000,000	1,001,102
1.875%, 4/12/22	1,000,000	1,004,386
1.750%, 7/5/22	1,000,000	1,002,528
2.000%, 5/16/23	1,000,000	1,000,700
Federal Home Loan Bank
4.750%, 12/16/16	1,000	1,009
4.875%, 5/17/17	4,000	4,108
5.000%, 11/17/17	7,676,000	8,042,033
1.125%, 12/8/17	2,000,000	2,009,927
1.000%, 12/19/17	2,625,000	2,632,034
1.375%, 3/9/18	4,000,000	4,030,912
0.875%, 3/19/18	2,000,000	2,001,325
1.125%, 4/25/18	5,000,000	5,023,102
1.150%, 6/22/18	2,000,000	2,002,540
0.875%, 6/29/18	5,000,000	5,003,501
0.625%, 8/7/18	5,000,000	4,979,670
0.875%, 10/1/18	5,000,000	4,999,315
1.750%, 12/14/18	3,000,000	3,054,584
1.875%, 3/8/19	500,000	511,399
1.625%, 6/14/19	3,000,000	3,050,614
0.875%, 8/5/19	5,000,000	4,982,989
1.000%, 9/26/19	3,000,000	2,998,924
1.875%, 3/13/20	2,000,000	2,056,295
4.125%, 3/13/20	4,000,000	4,409,886
1.830%, 7/29/20	1,000,000	1,026,100
1.375%, 2/18/21	3,150,000	3,171,776
1.750%, 3/12/21	2,000,000	2,046,336
1.125%, 7/14/21	5,000,000	4,966,015
2.875%, 9/13/24	2,000,000	2,173,046
5.500%, 7/15/36	3,000	4,385
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	7,687,000	8,061,787
1.000%, 12/15/17	3,750,000	3,760,860
0.750%, 1/12/18	6,000,000	5,996,857
1.050%, 2/26/18	1,000,000	1,000,909
0.875%, 3/7/18	3,000,000	3,003,286
0.750%, 4/9/18	5,000,000	4,993,780
1.050%, 4/27/18	1,000,000	1,000,495
1.000%, 5/11/18	1,000,000	1,000,329
1.050%, 5/17/18	2,000,000	2,001,139
4.875%, 6/13/18	2,000,000	2,135,724
1.060%, 6/22/18	2,000,000	2,000,836
1.000%, 6/29/18	1,000,000	1,000,493
1.050%, 7/27/18	1,000,000	1,000,323
1.000%, 8/15/18	1,000,000	1,000,922
1.070%, 9/6/18	1,000,000	999,893
1.100%, 9/13/18	2,000,000	2,000,432
1.000%, 9/28/18	1,000,000	1,000,657
0.875%, 10/12/18	5,000,000	4,996,933
1.200%, 10/29/18	1,000,000	1,000,230
1.250%, 1/29/19	500,000	500,235
3.750%, 3/27/19	3,470,000	3,708,107
1.300%, 4/29/19	500,000	500,254
1.290%, 5/3/19	2,000,000	2,000,907
1.750%, 5/30/19	8,000,000	8,170,798
1.250%, 7/26/19	2,000,000	2,000,088
2.000%, 7/30/19	600,000	617,368
1.250%, 8/1/19	3,500,000	3,526,710
1.300%, 8/28/19	2,000,000	2,000,942
1.250%, 10/2/19	7,500,000	7,549,560
1.350%, 11/26/19	1,000,000	1,000,551
1.375%, 5/1/20	5,350,000	5,410,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.330%, 12/30/20	$1,000,000	$998,961
2.375%, 1/13/22	10,947,000	11,527,881
Federal National Mortgage Association
0.875%, 10/26/17	4,750,000	4,756,911
0.900%, 11/7/17	4,300,000	4,300,211
0.875%, 12/20/17	5,000,000	5,006,450
1.000%, 12/28/17	4,000,000	4,000,574
1.030%, 1/30/18	1,000,000	1,000,062
0.875%, 2/8/18	3,000,000	3,003,308
0.875%, 5/21/18	3,812,000	3,813,721
0.750%, 7/27/18	1,000,000	997,860
0.875%, 7/27/18	1,000,000	998,596
1.125%, 10/19/18(x)	3,000,000	3,013,976
1.100%, 10/29/18	1,000,000	999,691
1.160%, 10/29/18	2,000,000	2,000,113
1.625%, 11/27/18	8,000,000	8,120,698
1.125%, 12/14/18	5,000,000	5,023,995
1.250%, 12/28/18	250,000	250,030
1.750%, 1/30/19	700,000	712,960
1.875%, 2/19/19	2,000,000	2,044,139
1.625%, 2/22/19	1,000,000	1,001,946
1.250%, 2/26/19	1,000,000	1,000,260
1.750%, 6/20/19	3,000,000	3,065,426
1.250%, 6/28/19	1,000,000	1,000,179
1.075%, 7/11/19	500,000	499,312
1.200%, 8/16/19	1,000,000	1,000,115
1.250%, 8/23/19	1,000,000	1,000,653
1.000%, 8/28/19	5,000,000	4,997,892
1.750%, 9/12/19	5,500,000	5,624,099
1.250%, 9/20/19	1,000,000	1,000,831
(Zero Coupon), 10/9/19	4,000,000	3,840,392
1.750%, 3/6/20	1,000,000	1,022,082
1.500%, 6/22/20	2,500,000	2,537,243
1.400%, 8/24/20	1,000,000	1,001,146
1.500%, 11/30/20	2,817,000	2,855,393
1.875%, 12/28/20	1,313,000	1,350,425
1.375%, 2/26/21	3,000,000	3,019,557
1.650%, 4/28/21	500,000	500,077
1.250%, 5/6/21	5,000,000	4,996,664
1.250%, 8/17/21	5,000,000	4,984,750
2.625%, 9/6/24	2,500,000	2,680,047
2.125%, 4/24/26	8,165,000	8,336,058
1.875%, 9/24/26	2,000,000	1,992,874
Financing Corp.
10.700%, 10/6/17	1,200,000	1,322,042
9.800%, 4/6/18	250,000	284,016
Tennessee Valley Authority
6.250%, 12/15/17	62,000	66,113
4.500%, 4/1/18	156,000	164,443
3.875%, 2/15/21	2,830,000	3,142,172
1.875%, 8/15/22	1,000,000	1,022,102
2.875%, 9/15/24	2,400,000	2,592,900

		318,121,720

U.S. Treasuries (48.9%)
U.S. Treasury Bonds
9.125%, 5/15/18	3,533,000	4,008,216
9.000%, 11/15/18	1,386,000	1,626,341
8.875%, 2/15/19	7,432,000	8,848,609
8.125%, 8/15/19	14,212,000	17,112,914
8.500%, 2/15/20	187,000	233,794
8.750%, 8/15/20	1,880,000	2,431,163
7.125%, 2/15/23	4,312,000	5,841,109
6.250%, 8/15/23	2,000,000	2,638,219
U.S. Treasury Notes
0.750%, 10/31/17	29,373,000	29,391,702
1.875%, 10/31/17	3,811,000	3,858,697
0.875%, 11/15/17	15,000,000	15,028,438
4.250%, 11/15/17	13,921,000	14,467,845
0.625%, 11/30/17	28,000,000	27,975,298
2.250%, 11/30/17	36,150,000	36,791,157
0.750%, 12/31/17	22,707,000	22,714,645
1.000%, 12/31/17	25,000,000	25,086,143
2.750%, 12/31/17	3,571,000	3,660,769
0.750%, 1/31/18	20,000,000	20,012,594
0.875%, 1/31/18	27,000,000	27,058,987
2.625%, 1/31/18	2,500,000	2,562,221
3.500%, 2/15/18	30,639,000	31,795,187
0.750%, 2/28/18	29,997,000	30,009,452
2.750%, 2/28/18	31,561,000	32,457,184
0.750%, 3/31/18	15,000,000	15,000,185
0.875%, 3/31/18	35,000,000	35,067,434
2.875%, 3/31/18	20,000,000	20,631,406
0.750%, 4/15/18	5,000,000	5,000,494
0.625%, 4/30/18	49,682,000	49,595,076
2.625%, 4/30/18	9,561,000	9,842,266
3.875%, 5/15/18	7,225,000	7,591,302
1.000%, 5/31/18	30,000,000	30,121,875
2.375%, 5/31/18	17,700,000	18,170,986
0.625%, 6/30/18	20,000,000	19,957,032
1.375%, 6/30/18	50,624,000	51,157,926
2.375%, 6/30/18	10,000,000	10,277,266
0.750%, 7/31/18	35,000,000	34,993,301
1.375%, 7/31/18	60,550,000	61,207,300
2.250%, 7/31/18	32,000,000	32,857,501
4.000%, 8/15/18	10,460,000	11,096,344
1.500%, 8/31/18	18,249,000	18,496,289
1.375%, 9/30/18	95,500,000	96,581,834
1.250%, 10/31/18	2,000,000	2,018,172
1.750%, 10/31/18	20,000,000	20,385,938
1.250%, 11/15/18	25,000,000	25,228,710
3.750%, 11/15/18	26,904,000	28,567,843
1.250%, 11/30/18	40,000,000	40,368,748
1.250%, 12/15/18	25,000,000	25,234,765
1.375%, 12/31/18	17,650,000	17,864,972
1.500%, 12/31/18	26,600,000	26,998,377
1.250%, 1/31/19	25,000,000	25,242,382
1.500%, 1/31/19	21,250,000	21,575,888
2.750%, 2/15/19	29,907,000	31,261,461
1.375%, 2/28/19	15,812,000	16,013,357
1.500%, 2/28/19	45,500,000	46,212,002
1.500%, 3/31/19	5,050,000	5,132,062
1.250%, 4/30/19	2,000,000	2,020,562
1.625%, 4/30/19	43,000,000	43,835,813
3.125%, 5/15/19	37,954,000	40,183,501
1.500%, 5/31/19	25,000,000	25,417,970
1.000%, 6/30/19	4,600,000	4,617,609
1.625%, 6/30/19	5,000,000	5,101,680
0.875%, 7/31/19	1,500,000	1,500,234
1.625%, 7/31/19	40,000,000	40,834,688
3.625%, 8/15/19	38,086,000	41,039,451
1.625%, 8/31/19	30,000,000	30,630,468
1.000%, 9/30/19	5,000,000	5,014,844
1.750%, 9/30/19	30,000,000	30,747,423
1.250%, 10/31/19	1,000,000	1,010,078
1.500%, 10/31/19	35,000,000	35,613,319
3.375%, 11/15/19	36,223,000	38,939,160
1.000%, 11/30/19	20,000,000	20,039,062
1.500%, 11/30/19	45,000,000	45,786,447
1.125%, 12/31/19	2,000,000	2,011,250
1.625%, 12/31/19	35,000,000	35,752,227
1.250%, 1/31/20	40,000,000	40,365,000
1.375%, 1/31/20	10,000,000	10,131,250
3.625%, 2/15/20	42,855,000	46,603,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 2/29/20	$2,500,000	$2,522,383
1.375%, 2/29/20	50,000,000	50,656,250
1.125%, 3/31/20	7,500,000	7,536,914
1.375%, 3/31/20	30,000,000	30,393,750
1.375%, 4/30/20	50,000,000	50,651,955
3.500%, 5/15/20	41,024,000	44,618,728
1.375%, 5/31/20	16,061,000	16,262,390
1.500%, 5/31/20	50,000,000	50,858,205
1.625%, 6/30/20	30,000,000	30,656,718
2.625%, 8/15/20	35,687,000	37,797,829
1.375%, 8/31/20	25,000,000	25,306,640
2.125%, 8/31/20	36,000,000	37,451,250
1.375%, 9/30/20	40,000,000	40,479,064
2.000%, 9/30/20	1,100,000	1,139,866
1.375%, 10/31/20	15,000,000	15,176,133
2.625%, 11/15/20	44,196,000	46,920,268
1.625%, 11/30/20	50,000,000	51,083,205
2.000%, 11/30/20	1,000,000	1,036,555
1.750%, 12/31/20	20,000,000	20,535,782
2.375%, 12/31/20	16,000,000	16,837,501
1.375%, 1/31/21	30,000,000	30,330,234
2.125%, 1/31/21	41,000,000	42,729,687
3.625%, 2/15/21	52,140,000	57,683,947
1.125%, 2/28/21	50,000,000	50,035,545
2.000%, 2/28/21	1,000,000	1,037,141
1.250%, 3/31/21	45,000,000	45,237,659
2.250%, 3/31/21	1,100,000	1,153,298
1.375%, 4/30/21	50,000,000	50,530,470
3.125%, 5/15/21	36,569,000	39,791,643
1.125%, 6/30/21	35,000,000	34,961,994
1.125%, 7/31/21	45,000,000	44,938,827
2.250%, 7/31/21	15,000,000	15,754,101
2.125%, 8/15/21	50,062,000	52,280,763
1.125%, 8/31/21	40,000,000	39,963,752
2.000%, 8/31/21	15,000,000	15,581,016
1.125%, 9/30/21	50,000,000	49,933,595
2.125%, 9/30/21	25,000,000	26,125,000
2.000%, 10/31/21	25,000,000	25,976,563
2.000%, 11/15/21	37,978,000	39,454,395
2.000%, 2/15/22	42,662,000	44,342,482
1.750%, 2/28/22	25,000,000	25,654,297
1.750%, 3/31/22	15,000,000	15,386,484
1.750%, 5/15/22	17,936,000	18,388,604
1.875%, 5/31/22	15,000,000	15,483,633
2.000%, 7/31/22	25,000,000	25,976,173
1.625%, 8/15/22	38,928,800	39,633,170
1.875%, 8/31/22	25,000,000	25,798,437
1.750%, 9/30/22(z)	30,000,000	30,741,327
1.625%, 11/15/22	35,304,700	35,897,985
2.000%, 11/30/22	15,000,000	15,585,117
2.125%, 12/31/22	20,000,000	20,926,250
1.750%, 1/31/23	22,000,000	22,518,718
2.000%, 2/15/23	73,030,900	75,862,556
1.500%, 2/28/23	20,000,000	20,158,126
1.500%, 3/31/23	30,000,000	30,220,077
1.750%, 5/15/23	60,514,600	61,879,961
1.625%, 5/31/23	25,000,000	25,360,157
2.500%, 8/15/23	6,750,000	7,232,783
1.375%, 8/31/23	25,000,000	24,924,610
1.375%, 9/30/23	15,000,000	14,943,750
2.750%, 11/15/23	30,000,000	32,692,968
2.750%, 2/15/24	42,000,000	45,835,125
2.500%, 5/15/24	50,000,000	53,732,810
2.375%, 8/15/24	45,000,000	47,951,721
2.250%, 11/15/24	45,000,000	47,538,414
2.000%, 2/15/25	45,000,000	46,632,141
2.125%, 5/15/25	50,000,000	52,314,005
2.000%, 8/15/25	42,500,000	44,016,833
2.250%, 11/15/25	44,500,000	47,015,327
1.625%, 2/15/26	60,000,000	60,158,778
1.625%, 5/15/26	50,000,000	50,114,685
1.500%, 8/15/26	15,000,000	14,868,750

		4,153,764,294

Total Government Securities		4,938,465,811

Total Long-Term Debt Securities (93.0%) (Cost $7,636,564,606)		7,885,492,722

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l) *	22,000	77,220
Freddie Mac
8.375%(l)(x) *	17,000	59,160

Total Preferred Stocks (0.0%) (Cost $18,166)		136,380

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.4%)
iShares® Barclays 1-3 Year Treasury Bond ETF	2,420,000	205,796,800
iShares® Barclays 3-7 Year Treasury Bond ETF	1,673,449	211,758,236
iShares® Barclays 7-10 Year Treasury Bond ETF	1,125,971	125,973,636

Total Investment Companies (6.4%) (Cost $525,051,822)		543,528,672

SHORT-TERM INVESTMENTS:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	125,932,767	125,932,767

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $8,700,508, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $8,874,000.(xx)	$8,700,000	$8,700,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $7,100,296, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $7,242,004.(xx)	7,100,000	7,100,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $2,500,098, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $2,550,027.(xx)	2,500,000	2,500,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $8,275,226, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $8,440,427.(xx)	8,274,916	8,274,916
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $10,000,972, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $10,200,425.(xx)	10,000,000	10,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $8,000,433, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $8,160,442.(xx)	8,000,000	8,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $10,000,417, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $10,200,000.(xx)	$10,000,000	$10,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $3,500,102, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $3,570,000.(xx)	3,500,000	3,500,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $3,000,123, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $3,060,000.(xx)	3,000,000	3,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $5,000,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $5,100,103.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $4,850,186, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $4,947,100.(xx)	4,850,000	4,850,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $6,000,420, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $6,120,003.(xx)	6,000,000	6,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		80,924,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Value (Note 1)
Total Short-Term Investments (2.4%) (Cost $206,857,683)	$206,857,683

Total Investments (101.8%) (Cost $8,368,492,277)	8,636,015,457
Other Assets Less Liabilities (-1.8%)	(148,970,268)

Net Assets (100%)	$8,487,045,189

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $60,189,481 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2016, the market value of these securities amounted to $5,127,546 or 0.1% of net assets.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $80,348,882. This was secured by collateral of $80,924,916 which was received as cash and subsequently invested in short-term investments currently valued at $80,924,916, as reported in the Portfolio of Investments, and $1,143,020 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 10/6/16-11/15/45.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$183,489,728	$—	$183,489,728
Consumer Staples	—	207,353,640	—	207,353,640
Energy	—	270,772,987	—	270,772,987
Financials	—	1,138,816,936	—	1,138,816,936
Health Care	—	276,851,129	—	276,851,129
Industrials	—	167,398,263	—	167,398,263
Information Technology	—	255,453,334	—	255,453,334
Materials	—	95,984,136	—	95,984,136
Real Estate	—	103,882,514	—	103,882,514
Telecommunication Services	—	99,782,772	—	99,782,772
Utilities	—	147,241,472	—	147,241,472
Government Securities
Foreign Governments	—	210,320,823	—	210,320,823
Municipal Bonds	—	10,614,616	—	10,614,616
Supranational	—	245,644,358	—	245,644,358
U.S. Government Agencies	—	318,121,720	—	318,121,720
U.S. Treasuries	—	4,153,764,294	—	4,153,764,294
Investment Companies
Exchange Traded Funds (ETFs)	543,528,672	—	—	543,528,672
Preferred Stocks
Financials	136,380	—	—	136,380
Short-Term Investments
Investment Companies	125,932,767	—	—	125,932,767
Repurchase Agreements	—	80,924,916	—	80,924,916

Total Assets	$669,597,819	$7,966,417,638	$—	$8,636,015,457

Total Liabilities	$—	$—	$—	$—

Total	$669,597,819	$7,966,417,638	$—	$8,636,015,457

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,253,617
Aggregate gross unrealized depreciation	(2,520,582)

Net unrealized appreciation	$266,733,035

Federal income tax cost of investments	$8,369,282,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.3%)
Banco Bradesco S.A. (ADR)	30,902	$280,281
Cielo S.A.	45,112	453,319
Embraer S.A.	39,100	169,281
Itau Unibanco Holding S.A. (ADR)	26,208	286,715
Natura Cosmeticos S.A.	10,300	99,638
Petroleo Brasileiro S.A. (ADR)(x)*	14,802	138,103

		1,427,337

China (7.2%)
Anhui Conch Cement Co., Ltd., Class H(x)	104,500	288,444
BYD Co., Ltd., Class H(x)*	30,000	198,530
China BlueChemical Ltd., Class H	646,000	118,982
China Oilfield Services Ltd., Class H	214,000	187,725
China Petroleum & Chemical Corp., Class H	384,400	282,780
Dongfeng Motor Group Co., Ltd., Class H	150,000	151,407
Great Wall Motor Co., Ltd., Class H	336,000	330,734
Industrial & Commercial Bank of China Ltd., Class H	454,000	286,375
Jiangxi Copper Co., Ltd., Class H	253,000	290,614
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	12,500	39,046
TravelSky Technology Ltd., Class H	129,000	307,912
Weichai Power Co., Ltd., Class H	295,000	397,644
Zhejiang Expressway Co., Ltd., Class H	234,000	248,266

		3,128,459

Colombia (1.1%)
Bancolombia S.A. (ADR)	6,902	269,454
Ecopetrol S.A.*	460,671	199,712

		469,166

Czech Republic (0.5%)
Komercni Banka A/S	6,870	238,155

Hong Kong (0.6%)
Orient Overseas International Ltd.	73,500	260,711

Hungary (0.4%)
MOL Hungarian Oil & Gas plc	2,977	184,558

India (1.6%)
HDFC Bank Ltd. (ADR)	6,411	460,887
ICICI Bank Ltd. (ADR)	30,764	229,807

		690,694

Indonesia (1.4%)
PT Bank Rakyat Indonesia (Persero) Tbk	324,200	304,166
PT Indofood Sukses Makmur Tbk	469,200	315,219

		619,385

Malaysia (0.3%)
AMMB Holdings Bhd	120,400	119,245

Mexico (0.7%)
Grupo Financiero Banorte S.A.B. de C.V., Class O	31,800	166,760
La Comer S.A.B. de C.V.*	147,700	135,133

		301,893

South Africa (1.6%)
FirstRand Ltd.	109,056	378,178
Investec Ltd.	50,604	311,980

		690,158

South Korea (4.8%)
CJ Corp.	2,418	409,840
Dongbu Insurance Co., Ltd.	3,597	223,312
Hyundai Mobis Co., Ltd.	1,307	327,229
KT Corp.	8,293	240,250
POSCO	1,312	270,209
Samsung Electronics Co., Ltd.	430	626,702

		2,097,542

Taiwan (3.4%)
Advanced Semiconductor Engineering, Inc.	375,000	450,166
Taiwan Semiconductor Manufacturing Co., Ltd.	104,000	609,935
Uni-President Enterprises Corp.	228,750	430,909

		1,491,010

Thailand (0.8%)
Kasikornbank PCL	39,800	216,371
PTT Global Chemical PCL	89,200	151,922

		368,293

Turkey (0.4%)
Akbank TAS	59,339	159,381

Total Common Stocks (28.1%) (Cost $13,514,452)		12,245,987

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(48.5%)
iShares® Core MSCI Emerging Markets ETF(x)	154,703	7,056,004
iShares® MSCI Emerging Markets ETF	188,247	7,049,850
Vanguard FTSE Emerging Markets ETF	188,252	7,083,923

Total Investment Companies (48.5%) (Cost $22,852,851)		21,189,777

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $40,623, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $41,433.(xx)	$40,621	$40,621
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $26,878, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19- 3/16/26; total market value $27,415.(xx)	26,877	26,877
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $179,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $182,633.(xx)	179,052	179,052
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $50,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $51,000.(xx)	50,000	50,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $30,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $30,601.(xx)	30,000	30,000

Total Repurchase Agreements		326,550

Total Short-Term Investments (0.7%) (Cost $326,550)		326,550

Total Investments (77.3%) (Cost $36,693,853)		33,762,314
Other Assets Less Liabilities (22.7%)		9,893,721

Net Assets (100%)		$43,656,035

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $544,588. This was secured by collateral of $326,550 which was received as cash and subsequently invested in short-term investments currently valued at $326,550, as reported in the Portfolio of Investments, and $248,347 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% -5.250%, maturing 10/27/16-5/15/45.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$1,007,900	2.3%
Consumer Staples	980,898	2.2
Energy	992,878	2.3
Exchange Traded Funds	21,189,777	48.5
Financials	3,931,068	9.0
Health Care	39,046	0.1
Industrials	1,485,742	3.4
Information Technology	2,448,034	5.6
Materials	1,120,171	2.6
Repurchase Agreements	326,550	0.7
Telecommunication Services	240,250	0.6
Cash and Other	9,893,721	22.7

		100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index	209	December-16	$9,703,596	$9,535,625	$(167,971)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$1,007,900	$—	$1,007,900
Consumer Staples	234,771	746,127	—	980,898
Energy	337,815	655,063	—	992,878
Financials	1,693,904	2,237,164	—	3,931,068
Health Care	—	39,046	—	39,046
Industrials	169,281	1,316,461	—	1,485,742
Information Technology	453,319	1,994,715	—	2,448,034
Materials	—	1,120,171	—	1,120,171
Telecommunication Services	—	240,250	—	240,250
Investment Companies
Exchange Traded Funds (ETFs)	21,189,777	—	—	21,189,777
Short-Term Investments
Repurchase Agreements	—	326,550	—	326,550

Total Assets	$24,078,867	$9,683,447	$—	$33,762,314

Liabilities:
Futures	$(167,971)	$—	$—	$(167,971)

Total Liabilities	$(167,971)	$—	$—	$(167,971)

Total	$23,910,896	$9,683,447	$—	$33,594,343

(a)	Securities with a market value of $722,238 transferred from Level 2 to Level 1 at the end of the period due to securities no longer being valued using fair value factors based on third party vendor modeling tools.

There were no additional transfers between Levels 1, 2 or 3 during the nine months September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$963,110
Aggregate gross unrealized depreciation	(3,958,085)

Net unrealized depreciation	$(2,994,975)

Federal income tax cost of investments	$36,757,289

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (0.4%)
BorgWarner, Inc.	52,970	$1,863,485
Delphi Automotive plc	66,436	4,738,216
Goodyear Tire & Rubber Co.	64,700	2,089,810
Johnson Controls International plc	231,167	10,756,200

		19,447,711

Automobiles (0.5%)
Ford Motor Co.	950,198	11,468,890
General Motors Co.	341,194	10,839,733
Harley-Davidson, Inc.(x)	44,050	2,316,590

		24,625,213

Distributors (0.1%)
Genuine Parts Co.	36,410	3,657,385
LKQ Corp.*	74,587	2,644,855

		6,302,240

Diversified Consumer Services (0.0%)
H&R Block, Inc.	54,600	1,263,990

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	106,700	5,209,094
Chipotle Mexican Grill, Inc.(x)*	7,101	3,007,274
Darden Restaurants, Inc.	27,750	1,701,630
Marriott International, Inc., Class A	79,217	5,333,681
McDonald’s Corp.	213,750	24,658,200
Royal Caribbean Cruises Ltd.	40,873	3,063,431
Starbucks Corp.	356,700	19,311,738
Wyndham Worldwide Corp.	27,195	1,831,039
Wynn Resorts Ltd.(x)	19,829	1,931,741
Yum! Brands, Inc.	99,230	9,011,076

		75,058,904

Household Durables (0.5%)
D.R. Horton, Inc.	80,300	2,425,060
Garmin Ltd.(x)	28,560	1,374,022
Harman International Industries, Inc.	17,150	1,448,317
Leggett & Platt, Inc.	32,700	1,490,466
Lennar Corp., Class A	44,650	1,890,481
Mohawk Industries, Inc.*	15,500	3,105,270
Newell Brands, Inc.	111,180	5,854,739
PulteGroup, Inc.	76,607	1,535,204
Whirlpool Corp.	18,516	3,002,555

		22,126,114

Internet & Direct Marketing Retail (2.5%)
Amazon.com, Inc.*	97,119	81,318,710
Expedia, Inc.	28,539	3,331,072
Netflix, Inc.*	104,320	10,280,736
Priceline Group, Inc.*	12,156	17,887,432
TripAdvisor, Inc.(x)*	27,809	1,756,973

		114,574,923

Leisure Products (0.1%)
Hasbro, Inc.	27,308	2,166,344
Mattel, Inc.	82,900	2,510,212

		4,676,556

Media (2.9%)
CBS Corp. (Non-Voting), Class B	101,100	5,534,214
Charter Communications, Inc., Class A*	53,101	14,335,677
Comcast Corp., Class A	588,727	39,056,149
Discovery Communications, Inc., Class A(x)*	36,566	984,357
Discovery Communications, Inc., Class C*	58,066	1,527,716
Interpublic Group of Cos., Inc.	97,926	2,188,646
News Corp., Class A	92,650	1,295,247
News Corp., Class B	26,211	372,720
Omnicom Group, Inc.	57,850	4,917,250
Scripps Networks Interactive, Inc., Class A	23,161	1,470,492
TEGNA, Inc.	52,900	1,156,394
Time Warner, Inc.	191,500	15,245,315
Twenty-First Century Fox, Inc., Class A	266,835	6,462,744
Twenty-First Century Fox, Inc., Class B	104,945	2,596,339
Viacom, Inc., Class B	84,400	3,215,640
Walt Disney Co.	363,502	33,754,796

		134,113,696

Multiline Retail (0.6%)
Dollar General Corp.	69,150	4,839,808
Dollar Tree, Inc.*	57,395	4,530,187
Kohl’s Corp.	44,720	1,956,500
Macy’s, Inc.	75,022	2,779,565
Nordstrom, Inc.(x)	31,170	1,617,100
Target Corp.	143,470	9,853,520

		25,576,680

Specialty Retail (2.5%)
Advance Auto Parts, Inc.	17,887	2,667,309
AutoNation, Inc.*	17,319	843,608
AutoZone, Inc.*	7,330	5,631,932
Bed Bath & Beyond, Inc.	37,500	1,616,625
Best Buy Co., Inc.	68,575	2,618,194
CarMax, Inc.(x)*	47,156	2,515,773
Foot Locker, Inc.	33,118	2,242,751
Gap, Inc.(x)	55,155	1,226,647
Home Depot, Inc.	302,968	38,985,922
L Brands, Inc.	61,617	4,360,635
Lowe’s Cos., Inc.	215,830	15,585,084
O’Reilly Automotive, Inc.*	23,534	6,592,109
Ross Stores, Inc.	97,840	6,291,112
Signet Jewelers Ltd.	19,038	1,418,902
Staples, Inc.	157,345	1,345,300
Tiffany & Co.(x)	26,660	1,936,316
TJX Cos., Inc.	161,000	12,039,580
Tractor Supply Co.	32,515	2,189,885
Ulta Salon Cosmetics & Fragrance, Inc.*	15,191	3,615,154
Urban Outfitters, Inc.*	21,078	727,613

		114,450,451

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	67,700	2,475,112
Hanesbrands, Inc.	91,903	2,320,551
Michael Kors Holdings Ltd.*	42,968	2,010,473
NIKE, Inc., Class B	324,200	17,069,130
PVH Corp.	19,756	2,183,038
Ralph Lauren Corp.	13,900	1,405,846
Under Armour, Inc., Class A(x)*	44,516	1,721,879
Under Armour, Inc., Class C*	44,827	1,517,842
VF Corp.	81,250	4,554,062

		35,257,933

Total Consumer Discretionary		577,474,411

Consumer Staples (9.8%)
Beverages (2.2%)
Brown-Forman Corp., Class B	48,950	2,322,188
Coca-Cola Co.	948,116	40,124,269
Constellation Brands, Inc., Class A	42,950	7,150,746
Dr. Pepper Snapple Group, Inc.	45,275	4,134,060
Molson Coors Brewing Co., Class B	44,850	4,924,530
Monster Beverage Corp.*	34,290	5,034,115
PepsiCo, Inc.	351,803	38,265,612

		101,955,520

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	106,750	16,280,442

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Health Corp.	261,545	$23,274,890
Kroger Co.	232,200	6,891,696
Sysco Corp.	127,600	6,253,676
Walgreens Boots Alliance, Inc.	210,450	16,966,479
Wal-Mart Stores, Inc.	371,918	26,822,726
Whole Foods Market, Inc.(x)	78,150	2,215,553

		98,705,462

Food Products (1.7%)
Archer-Daniels-Midland Co.	143,066	6,033,093
Campbell Soup Co.	43,600	2,384,920
ConAgra Foods, Inc.	106,250	5,005,438
General Mills, Inc.	144,700	9,243,436
Hershey Co.	34,200	3,269,520
Hormel Foods Corp.	65,716	2,492,608
J.M. Smucker Co.	29,147	3,950,584
Kellogg Co.	61,400	4,756,658
Kraft Heinz Co.	145,127	12,990,318
McCormick & Co., Inc. (Non-Voting)	28,050	2,802,756
Mead Johnson Nutrition Co.	45,450	3,591,004
Mondelez International, Inc., Class A	377,931	16,591,171
Tyson Foods, Inc., Class A	73,150	5,462,111

		78,573,617

Household Products (2.0%)
Church & Dwight Co., Inc.	62,498	2,994,904
Clorox Co.	31,550	3,949,429
Colgate-Palmolive Co.	217,450	16,121,743
Kimberly-Clark Corp.	87,694	11,061,721
Procter & Gamble Co.(x)	648,255	58,180,886

		92,308,683

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	54,250	4,804,380

Tobacco (1.7%)
Altria Group, Inc.	476,400	30,122,772
Philip Morris International, Inc.	377,750	36,724,855
Reynolds American, Inc.	201,524	9,501,857

		76,349,484

Total Consumer Staples		452,697,146

Energy (7.1%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	106,557	5,377,932
FMC Technologies, Inc.*	55,060	1,633,630
Halliburton Co.	209,250	9,391,140
Helmerich & Payne, Inc.(x)	26,269	1,767,904
National Oilwell Varco, Inc.	91,797	3,372,622
Schlumberger Ltd.	338,334	26,606,586
Transocean Ltd.(x)*	83,502	890,131

		49,039,945

Oil, Gas & Consumable Fuels (6.1%)
Anadarko Petroleum Corp.	124,294	7,875,268
Apache Corp.	92,180	5,887,537
Cabot Oil & Gas Corp.	113,236	2,921,489
Chesapeake Energy Corp.(x)*	142,400	892,848
Chevron Corp.	458,984	47,238,633
Cimarex Energy Co.	23,052	3,097,497
Concho Resources, Inc.*	31,778	4,364,708
ConocoPhillips	301,484	13,105,510
Devon Energy Corp.	127,600	5,628,436
EOG Resources, Inc.	134,000	12,959,140
EQT Corp.	42,017	3,051,275
Exxon Mobil Corp.#	1,009,780	88,133,598
Hess Corp.	64,150	3,439,723
Kinder Morgan, Inc.	445,616	10,307,098
Marathon Oil Corp.	206,414	3,263,405
Marathon Petroleum Corp.	129,014	5,236,678
Murphy Oil Corp.	39,350	1,196,240
Newfield Exploration Co.*	47,900	2,081,734
Noble Energy, Inc.	104,306	3,727,896
Occidental Petroleum Corp.	185,950	13,559,474
ONEOK, Inc.	51,114	2,626,749
Phillips 66	113,942	9,178,028
Pioneer Natural Resources Co.	39,829	7,394,254
Range Resources Corp.	41,319	1,601,111
Southwestern Energy Co.*	115,243	1,594,963
Spectra Energy Corp.	166,556	7,120,269
Tesoro Corp.	29,204	2,323,470
Valero Energy Corp.	114,385	6,062,405
Williams Cos., Inc.	166,250	5,108,863

		280,978,299

Total Energy		330,018,244

Financials (12.7%)
Banks (5.3%)
Bank of America Corp.	2,501,421	39,147,238
BB&T Corp.	199,900	7,540,228
Citigroup, Inc.	714,700	33,755,281
Citizens Financial Group, Inc.	128,821	3,183,167
Comerica, Inc.	42,650	2,018,198
Fifth Third Bancorp	186,917	3,824,322
Huntington Bancshares, Inc./Ohio	194,488	1,917,652
JPMorgan Chase & Co.	890,491	59,297,796
KeyCorp	263,700	3,209,229
M&T Bank Corp.	38,700	4,493,070
People’s United Financial, Inc.	75,643	1,196,672
PNC Financial Services Group, Inc.	121,579	10,953,052
Regions Financial Corp.	308,452	3,044,421
SunTrust Banks, Inc./Georgia	122,000	5,343,600
U.S. Bancorp	395,145	16,947,769
Wells Fargo & Co.	1,125,103	49,819,561
Zions Bancorp	49,750	1,543,245

		247,234,501

Capital Markets (2.6%)
Affiliated Managers Group, Inc.*	13,111	1,897,162
Ameriprise Financial, Inc.	40,407	4,031,406
Bank of New York Mellon Corp.	262,219	10,457,294
BlackRock, Inc.	30,714	11,132,596
Charles Schwab Corp.	292,855	9,245,432
CME Group, Inc./Illinois	82,515	8,624,468
E*TRADE Financial Corp.*	67,840	1,975,501
Franklin Resources, Inc.	89,701	3,190,665
Goldman Sachs Group, Inc.	94,092	15,174,217
Intercontinental Exchange, Inc.	29,016	7,815,750
Invesco Ltd.	101,601	3,177,063
Legg Mason, Inc.	25,663	859,197
Moody’s Corp.	41,176	4,458,537
Morgan Stanley	367,913	11,795,291
Nasdaq, Inc.	28,073	1,896,050
Northern Trust Corp.	52,200	3,549,078
S&P Global, Inc.	64,450	8,156,792
State Street Corp.	96,420	6,713,725
T. Rowe Price Group, Inc.	60,386	4,015,669

		118,165,893

Consumer Finance (0.7%)
American Express Co.	196,810	12,603,712
Capital One Financial Corp.	124,694	8,956,770
Discover Financial Services	100,321	5,673,153
Navient Corp.	80,442	1,163,996
Synchrony Financial	203,062	5,685,736

		34,083,367

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	456,374	65,932,352
Leucadia National Corp.	81,142	1,544,943

		67,477,295

Insurance (2.6%)
Aflac, Inc.	100,800	7,244,496
Allstate Corp.	91,176	6,307,556

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
American International Group, Inc.	251,048	$14,897,188
Aon plc	64,475	7,252,793
Arthur J. Gallagher & Co.	43,116	2,193,311
Assurant, Inc.	15,030	1,386,518
Chubb Ltd.	113,150	14,217,298
Cincinnati Financial Corp.	36,013	2,716,100
Hartford Financial Services Group, Inc.	95,750	4,100,015
Lincoln National Corp.	58,178	2,733,202
Loews Corp.	65,197	2,682,857
Marsh & McLennan Cos., Inc.	126,950	8,537,387
MetLife, Inc.	267,499	11,884,981
Principal Financial Group, Inc.	65,600	3,379,056
Progressive Corp.	141,900	4,469,850
Prudential Financial, Inc.	107,600	8,785,540
Torchmark Corp.	27,262	1,741,769
Travelers Cos., Inc.	71,174	8,152,982
Unum Group	57,820	2,041,624
Willis Towers Watson plc	33,701	4,474,482
XL Group Ltd.	69,250	2,328,877

		121,527,882

Total Financials		588,488,938

Health Care (14.5%)
Biotechnology (3.0%)
AbbVie, Inc.	393,827	24,838,669
Alexion Pharmaceuticals, Inc.*	54,600	6,690,684
Amgen, Inc.	182,930	30,514,553
Biogen, Inc.*	53,339	16,696,707
Celgene Corp.*	188,600	19,714,358
Gilead Sciences, Inc.	324,358	25,663,205
Regeneron Pharmaceuticals, Inc.*	19,034	7,652,049
Vertex Pharmaceuticals, Inc.*	60,233	5,252,920

		137,023,145

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	357,750	15,129,248
Baxter International, Inc.	134,450	6,399,820
Becton Dickinson and Co.	51,729	9,297,253
Boston Scientific Corp.*	330,356	7,862,473
C.R. Bard, Inc.	17,900	4,014,612
Cooper Cos., Inc.	12,028	2,156,139
Danaher Corp.	145,950	11,441,020
Dentsply Sirona, Inc.	56,978	3,386,203
Edwards Lifesciences Corp.*	51,558	6,215,832
Hologic, Inc.*	59,039	2,292,484
Intuitive Surgical, Inc.*	9,263	6,714,100
Medtronic plc	342,402	29,583,533
St. Jude Medical, Inc.	69,172	5,517,159
Stryker Corp.	76,500	8,905,365
Varian Medical Systems, Inc.*	23,188	2,307,902
Zimmer Biomet Holdings, Inc.	48,550	6,312,471

		127,535,614

Health Care Providers & Services (2.6%)
Aetna, Inc.	85,378	9,856,890
AmerisourceBergen Corp.	44,650	3,606,827
Anthem, Inc.	64,050	8,026,106
Cardinal Health, Inc.	79,325	6,163,552
Centene Corp.*	41,487	2,777,970
Cigna Corp.	62,450	8,138,484
DaVita, Inc.*	39,738	2,625,490
Express Scripts Holding Co.*	154,055	10,865,499
HCA Holdings, Inc.*	73,280	5,542,166
Henry Schein, Inc.*	19,966	3,254,059
Humana, Inc.	36,300	6,421,107
Laboratory Corp. of America Holdings*	24,950	3,430,126
McKesson Corp.	54,831	9,143,069
Patterson Cos., Inc.(x)	20,200	927,988
Quest Diagnostics, Inc.	34,450	2,915,503
UnitedHealth Group, Inc.	231,600	32,424,000
Universal Health Services, Inc., Class B	21,850	2,692,357

		118,811,193

Health Care Technology (0.1%)
Cerner Corp.*	73,242	4,522,694

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	79,773	3,756,511
Illumina, Inc.*	35,828	6,508,514
Mettler-Toledo International, Inc.*	6,574	2,759,962
PerkinElmer, Inc.	26,550	1,489,721
Thermo Fisher Scientific, Inc.	95,900	15,253,854
Waters Corp.*	19,700	3,122,253

		32,890,815

Pharmaceuticals (5.4%)
Allergan plc*	96,316	22,182,538
Bristol-Myers Squibb Co.	406,523	21,919,720
Eli Lilly & Co.	236,560	18,986,306
Endo International plc*	49,868	1,004,840
Johnson & Johnson	669,860	79,130,562
Mallinckrodt plc*	26,576	1,854,473
Merck & Co., Inc.	674,017	42,065,401
Mylan N.V.*	109,750	4,183,670
Perrigo Co. plc	34,839	3,216,685
Pfizer, Inc.	1,476,890	50,022,264
Zoetis, Inc.	111,124	5,779,559

		250,346,018

Total Health Care		671,129,479

Industrials (9.7%)
Aerospace & Defense (2.1%)
Boeing Co.	145,824	19,210,854
General Dynamics Corp.	70,000	10,861,200
L-3 Communications Holdings, Inc.	18,750	2,826,187
Lockheed Martin Corp.	64,008	15,343,998
Northrop Grumman Corp.	44,020	9,418,079
Raytheon Co.	72,300	9,842,199
Rockwell Collins, Inc.	31,650	2,669,361
Textron, Inc.	65,400	2,599,650
TransDigm Group, Inc.*	12,951	3,744,393
United Technologies Corp.	189,550	19,258,280

		95,774,201

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	34,702	2,445,103
Expeditors International of Washington, Inc.	44,248	2,279,657
FedEx Corp.	60,860	10,631,025
United Parcel Service, Inc., Class B	168,100	18,383,416

		33,739,201

Airlines (0.5%)
Alaska Air Group, Inc.	29,944	1,972,112
American Airlines Group, Inc.	140,763	5,153,334
Delta Air Lines, Inc.	187,873	7,394,681
Southwest Airlines Co.	155,518	6,048,095
United Continental Holdings, Inc.*	81,724	4,288,058

		24,856,280

Building Products (0.1%)
Allegion plc	23,338	1,608,221
Fortune Brands Home & Security, Inc.	37,346	2,169,803
Masco Corp.	81,000	2,779,110

		6,557,134

Commercial Services & Supplies (0.3%)
Cintas Corp.	21,100	2,375,860
Pitney Bowes, Inc.	45,850	832,636
Republic Services, Inc.	57,751	2,913,538
Stericycle, Inc.*	20,715	1,660,100
Waste Management, Inc.	100,556	6,411,450

		14,193,584

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
Fluor Corp.	33,850	$1,737,182
Jacobs Engineering Group, Inc.*	29,614	1,531,636
Quanta Services, Inc.*	36,700	1,027,233

		4,296,051

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,678	2,825,399
AMETEK, Inc.	56,748	2,711,419
Eaton Corp. plc	111,525	7,328,308
Emerson Electric Co.	156,600	8,536,266
Rockwell Automation, Inc.	31,700	3,878,178

		25,279,570

Industrial Conglomerates (2.5%)
3M Co.	147,750	26,037,983
General Electric Co.	2,211,815	65,513,960
Honeywell International, Inc.	185,562	21,634,674
Roper Technologies, Inc.	24,705	4,507,921

		117,694,538

Machinery (1.4%)
Caterpillar, Inc.	142,200	12,623,094
Cummins, Inc.	38,550	4,940,182
Deere & Co.	72,700	6,204,945
Dover Corp.	37,800	2,783,592
Flowserve Corp.	31,741	1,531,186
Fortive Corp.	72,925	3,711,883
Illinois Tool Works, Inc.	78,795	9,442,793
Ingersoll-Rand plc	62,715	4,260,857
PACCAR, Inc.	85,300	5,013,934
Parker-Hannifin Corp.	32,800	4,117,384
Pentair plc	43,958	2,823,862
Snap-on, Inc.	14,200	2,157,832
Stanley Black & Decker, Inc.	36,546	4,494,427
Xylem, Inc.	43,500	2,281,575

		66,387,546

Professional Services (0.3%)
Dun & Bradstreet Corp.	8,806	1,203,076
Equifax, Inc.	28,950	3,896,091
Nielsen Holdings plc	87,821	4,704,571
Robert Half International, Inc.	31,900	1,207,734
Verisk Analytics, Inc.*	37,629	3,058,485

		14,069,957

Road & Rail (0.9%)
CSX Corp.	232,700	7,097,350
J.B. Hunt Transport Services, Inc.	21,640	1,755,869
Kansas City Southern	26,290	2,453,383
Norfolk Southern Corp.	72,000	6,988,320
Ryder System, Inc.	13,100	863,945
Union Pacific Corp.	204,800	19,974,144

		39,133,011

Trading Companies & Distributors (0.2%)
Fastenal Co.	70,316	2,937,802
United Rentals, Inc.*	21,550	1,691,460
W.W. Grainger, Inc.(x)	13,750	3,091,550

		7,720,812

Total Industrials		449,701,885

Information Technology (21.0%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,224,850	38,852,242
F5 Networks, Inc.*	16,350	2,037,864
Harris Corp.	30,334	2,778,898
Juniper Networks, Inc.	85,990	2,068,919
Motorola Solutions, Inc.	38,724	2,953,867

		48,691,790

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	74,932	4,864,585
Corning, Inc.	261,842	6,192,563
FLIR Systems, Inc.	33,507	1,052,790
TE Connectivity Ltd.	87,020	5,602,348

		17,712,286

Internet Software & Services (4.5%)
Akamai Technologies, Inc.*	42,748	2,265,216
Alphabet, Inc., Class A*	71,599	57,569,892
Alphabet, Inc., Class C*	71,943	55,920,574
eBay, Inc.*	257,400	8,468,460
Facebook, Inc., Class A*	563,052	72,222,680
VeriSign, Inc.(x)*	23,250	1,819,080
Yahoo!, Inc.*	212,727	9,168,534

		207,434,436

IT Services (3.7%)
Accenture plc, Class A	151,900	18,557,623
Alliance Data Systems Corp.*	14,400	3,089,232
Automatic Data Processing, Inc.	110,960	9,786,672
Cognizant Technology Solutions Corp., Class A*	147,550	7,039,611
CSRA, Inc.	33,400	898,460
Fidelity National Information Services, Inc.	67,549	5,203,300
Fiserv, Inc.*	54,100	5,381,327
Global Payments, Inc.	37,519	2,879,958
International Business Machines Corp.	215,117	34,171,335
MasterCard, Inc.	236,400	24,058,428
Paychex, Inc.	77,985	4,512,992
PayPal Holdings, Inc.*	268,500	11,000,445
Teradata Corp.*	31,615	980,065
Total System Services, Inc.	41,085	1,937,158
Visa, Inc., Class A	463,872	38,362,214
Western Union Co.	119,579	2,489,635
Xerox Corp.	231,816	2,348,296

		172,696,751

Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices, Inc.	74,800	4,820,860
Applied Materials, Inc.	265,200	7,995,780
Broadcom Ltd.	90,379	15,592,185
First Solar, Inc.(x)*	18,600	734,514
Intel Corp.	1,149,930	43,409,857
KLA-Tencor Corp.	37,400	2,607,154
Lam Research Corp.(x)	38,538	3,649,934
Linear Technology Corp.	58,150	3,447,714
Microchip Technology, Inc.(x)	52,286	3,249,052
Micron Technology, Inc.*	252,500	4,489,450
NVIDIA Corp.	123,550	8,465,646
Qorvo, Inc.*	31,025	1,729,333
QUALCOMM, Inc.	357,710	24,503,135
Skyworks Solutions, Inc.	46,347	3,528,861
Texas Instruments, Inc.	244,531	17,161,186
Xilinx, Inc.	61,750	3,355,495

		148,740,156

Software (4.4%)
Activision Blizzard, Inc.	168,368	7,458,702
Adobe Systems, Inc.*	121,830	13,223,428
Autodesk, Inc.*	54,680	3,955,004
CA, Inc.	72,045	2,383,249
Citrix Systems, Inc.*	37,800	3,221,316
Electronic Arts, Inc.*	73,430	6,270,922
Intuit, Inc.	62,300	6,853,623
Microsoft Corp.	1,914,223	110,259,245
Oracle Corp.	757,917	29,770,980
Red Hat, Inc.*	44,130	3,567,028
salesforce.com, Inc.*	155,072	11,061,286
Symantec Corp.	149,100	3,742,410

		201,767,193

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	1,329,978	150,354,013
Hewlett Packard Enterprise Co.	404,619	9,205,082
HP, Inc.	416,519	6,468,540

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	70,380	$2,521,012
Seagate Technology plc	72,590	2,798,344
Western Digital Corp.	68,442	4,001,804

		175,348,795

Total Information Technology		972,391,407

Materials (2.9%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	47,350	7,118,599
Albemarle Corp.	27,384	2,341,058
CF Industries Holdings, Inc.	56,675	1,380,036
Dow Chemical Co.	273,351	14,167,782
E.I. du Pont de Nemours & Co.	212,700	14,244,519
Eastman Chemical Co.	36,150	2,446,632
Ecolab, Inc.	64,341	7,831,587
FMC Corp.	32,560	1,573,950
International Flavors & Fragrances, Inc.	19,450	2,780,766
LyondellBasell Industries N.V., Class A	83,127	6,705,024
Monsanto Co.	106,398	10,873,876
Mosaic Co.	85,110	2,081,791
PPG Industries, Inc.	64,800	6,697,728
Praxair, Inc.	69,450	8,391,644
Sherwin-Williams Co.	19,200	5,311,872

		93,946,864

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	15,523	2,780,325
Vulcan Materials Co.	32,450	3,690,538

		6,470,863

Containers & Packaging (0.4%)
Avery Dennison Corp.	21,700	1,688,043
Ball Corp.	42,400	3,474,680
International Paper Co.	100,035	4,799,679
Owens-Illinois, Inc.*	39,432	725,154
Sealed Air Corp.	47,934	2,196,336
WestRock Co.	61,456	2,979,387

		15,863,279

Metals & Mining (0.3%)
Alcoa, Inc.	320,198	3,246,808
Freeport-McMoRan, Inc.	304,888	3,311,084
Newmont Mining Corp.	129,150	5,074,303
Nucor Corp.	77,400	3,827,430

		15,459,625

Total Materials		131,740,631

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
American Tower Corp. (REIT)	103,442	11,723,082
Apartment Investment & Management Co. (REIT), Class A	38,133	1,750,686
AvalonBay Communities, Inc. (REIT)	33,414	5,942,346
Boston Properties, Inc. (REIT)	37,430	5,101,335
Crown Castle International Corp. (REIT)	82,060	7,730,873
Digital Realty Trust, Inc. (REIT)	35,745	3,471,554
Equinix, Inc. (REIT)	16,895	6,086,424
Equity Residential (REIT)	88,980	5,724,083
Essex Property Trust, Inc. (REIT)	15,957	3,553,624
Extra Space Storage, Inc. (REIT)	30,493	2,421,449
Federal Realty Investment Trust (REIT)	17,331	2,667,761
General Growth Properties, Inc. (REIT)	141,954	3,917,930
HCP, Inc. (REIT)	113,658	4,313,321
Host Hotels & Resorts, Inc. (REIT)	181,989	2,833,569
Iron Mountain, Inc. (REIT)	58,184	2,183,646
Kimco Realty Corp. (REIT)	102,130	2,956,663
Macerich Co. (REIT)	30,740	2,485,944
Prologis, Inc. (REIT)	127,922	6,848,944
Public Storage (REIT)	35,910	8,012,957
Realty Income Corp. (REIT)	62,731	4,198,586
Simon Property Group, Inc. (REIT)	75,425	15,613,729
SL Green Realty Corp. (REIT)	24,440	2,641,964
UDR, Inc. (REIT)	64,974	2,338,414
Ventas, Inc. (REIT)	82,366	5,817,511
Vornado Realty Trust (REIT)	43,205	4,372,778
Welltower, Inc. (REIT)	86,933	6,499,980
Weyerhaeuser Co. (REIT)	181,841	5,808,002

		137,017,155

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	71,030	1,987,419

Total Real Estate		139,004,574

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	1,499,117	60,879,141
CenturyLink, Inc.	132,890	3,645,173
Frontier Communications Corp.(x)	285,580	1,188,013
Level 3 Communications, Inc.*	70,509	3,270,207
Verizon Communications, Inc.	992,636	51,597,219

Total Telecommunication Services		120,579,753

Utilities (3.2%)
Electric Utilities (2.0%)
Alliant Energy Corp.	55,292	2,118,237
American Electric Power Co., Inc.	119,580	7,678,232
Duke Energy Corp.	167,800	13,430,712
Edison International	79,350	5,733,037
Entergy Corp.	43,500	3,337,755
Eversource Energy	77,194	4,182,371
Exelon Corp.	224,420	7,470,942
FirstEnergy Corp.	103,332	3,418,223
NextEra Energy, Inc.	112,350	13,742,652
PG&E Corp.	120,750	7,386,277
Pinnacle West Capital Corp.	27,050	2,055,529
PPL Corp.	164,838	5,698,450
Southern Co.	228,550	11,724,615
Xcel Energy, Inc.	123,695	5,088,812

		93,065,844

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	160,450	2,061,783
NRG Energy, Inc.	76,668	859,448

		2,921,231

Multi-Utilities (1.1%)
Ameren Corp.	59,000	2,901,620
CenterPoint Energy, Inc.	104,800	2,434,504
CMS Energy Corp.	67,900	2,852,479
Consolidated Edison, Inc.	74,050	5,575,965
Dominion Resources, Inc.	150,046	11,143,916
DTE Energy Co.	43,650	4,088,696
NiSource, Inc.	78,259	1,886,824
Public Service Enterprise Group, Inc.	123,150	5,156,291
SCANA Corp.	34,761	2,515,654
Sempra Energy	57,722	6,187,221
WEC Energy Group, Inc.	76,882	4,603,694

		49,346,864

Water Utilities (0.1%)
American Water Works Co., Inc.	43,231	3,235,408

Total Utilities		148,569,347

Total Common Stocks (99.0%) (Cost $2,518,140,827)		4,581,795,815

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	43,184,624	$43,184,624

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,300,134, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,346,000.(xx)	$2,300,000	2,300,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,300,096, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19- 3/16/26; total market value $2,346,001.(xx)	2,300,000	2,300,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $23,878,497, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $24,355,193.(xx)	23,877,602	23,877,602
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $2,000,194, collateralized by various U.S. Government Agency Securities, ranging from 0.765%- 5.000%, maturing 6/25/26- 9/15/46; total market value $2,040,085.(xx)	2,000,000	2,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $5,000,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $5,100,277.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,400,041, collateralized by various U.S. Government Agency Securities, ranging from 2.500%- 9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,428,000.(xx)	1,400,000	1,400,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $2,500,096, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,550,051.(xx)	$2,500,000	$2,500,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $2,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $2,040,001.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		45,377,602

Total Short-Term Investments (1.9%) (Cost $88,562,226)		88,562,226

Total Investments (100.9%) (Cost $2,606,703,053)		4,670,358,041
Other Assets Less Liabilities (-0.9%)		(43,144,530)

Net Assets (100%)		$4,627,213,511

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,448,560.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $44,912,681. This was secured by collateral of $45,377,602 which was received as cash and subsequently invested in short-term investments currently valued at $45,377,602, as reported in the Portfolio of Investments, and $529,872 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/16 – 11/15/45.

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	319	December-16	$34,722,836	$34,458,380	$(264,456)

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$577,474,411	$—	$—	$577,474,411
Consumer Staples	452,697,146	—	—	452,697,146
Energy	330,018,244	—	—	330,018,244
Financials	588,488,938	—	—	588,488,938
Health Care	671,129,479	—	—	671,129,479
Industrials	449,701,885	—	—	449,701,885
Information Technology	972,391,407	—	—	972,391,407
Materials	131,740,631	—	—	131,740,631
Real Estate	139,004,574	—	—	139,004,574
Telecommunication Services	120,579,753	—	—	120,579,753
Utilities	148,569,347	—	—	148,569,347
Short-Term Investments
Investment Companies	43,184,624	—	—	43,184,624
Repurchase Agreements	—	45,377,602	—	45,377,602

Total Assets	$4,624,980,439	$45,377,602	$—	$4,670,358,041

Liabilities:
Futures	$(264,456)	$—	$—	$(264,456)

Total Liabilities	$(264,456)	$—	$—	$(264,456)

Total	$4,624,715,983	$45,377,602	$—	$4,670,093,585

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,213,545,424
Aggregate gross unrealized depreciation	(185,710,198)

Net unrealized appreciation	$2,027,835,226

Federal income tax cost of investments	$2,642,522,815

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.3%)
Federal-Mogul Holdings Corp.*	70,000	$672,700

Hotels, Restaurants & Leisure (0.4%)
Belmond Ltd., Class A*	22,000	279,620
Dover Motorsports, Inc.	80,216	198,134
Eldorado Resorts, Inc.(x)*	6,000	84,360
International Game Technology plc	1	17
Marriott International, Inc., Class A	7,200	484,776

		1,046,907

Household Durables (0.9%)
Bang & Olufsen A/S*	4,000	41,337
Lennar Corp., Class B	16,000	537,120
Nobility Homes, Inc.*	8,000	128,000
Skullcandy, Inc.(x)*	3,000	19,020
Sony Corp. (ADR)(x)	50,000	1,660,500

		2,385,977

Media (8.0%)
ACME Communications, Inc.*	38,000	1,254
AMC Networks, Inc., Class A*	3,500	181,510
Beasley Broadcast Group, Inc., Class A	50,457	273,982
Carmike Cinemas, Inc.*	85,000	2,778,650
Clear Channel Outdoor Holdings, Inc., Class A	270,200	1,577,968
DISH Network Corp., Class A*	10,000	547,800
EW Scripps Co., Class A*	140,000	2,226,000
Interpublic Group of Cos., Inc.	100,000	2,235,000
Liberty Braves Group, Class A*	1,000	17,450
Liberty Braves Group, Class C*	2,005	34,847
Liberty Broadband Corp.*	603	42,772
Liberty Global plc*	25,000	826,000
Liberty Global plc LiLAC, Class A*	1,587	43,785
Liberty Global plc LiLAC, Class C*	3,243	90,966
Liberty Global plc, Class A*	15,000	512,700
Liberty Media Group, Class A*	250	7,163
Liberty Media Group, Class C*	250	7,035
Loral Space & Communications, Inc.*	13,000	508,430
Media General, Inc.*	130,000	2,395,900
Meredith Corp.	1,000	51,990
Salem Media Group, Inc.	22,600	132,888
Telenet Group Holding N.V.*	30,000	1,564,714
Time Warner, Inc.	48,000	3,821,280
tronc, Inc.*	2,000	33,760

		19,913,844

Specialty Retail (1.6%)
CST Brands, Inc.	83,120	3,997,241

Total Consumer Discretionary		28,016,669

Consumer Staples (10.6%)
Beverages (2.1%)
SABMiller plc	88,000	5,128,009

Food & Staples Retailing (2.3%)
Rite Aid Corp.*	750,000	5,767,500

Food Products (6.0%)
GrainCorp Ltd., Class A	56,000	336,977
Hershey Co.	2,500	239,000
Parmalat S.p.A.	780,000	2,065,912
Premier Foods plc*	2,000,000	1,367,438
Snyder’s-Lance, Inc.	5,000	167,900
Tootsie Roll Industries, Inc.(x)	46,001	1,694,217
Warrnambool Cheese & Butter Factory Co. Holding Ltd.*	20,625	110,498
WhiteWave Foods Co.*	166,000	9,035,380

		15,017,322

Personal Products (0.2%)
Avon Products, Inc.	80,000	452,800

Total Consumer Staples		26,365,631

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Alvopetro Energy Ltd.*	320,000	52,441
Etablissements Maurel et Prom*	200	931
Gulf Coast Ultra Deep Royalty Trust*	300,000	19,800
Whiting Petroleum Corp.(x)*	47,000	410,780

Total Energy		483,952

Financials (4.5%)
Banks (1.2%)
BB&T Corp.	17,000	641,240
Flushing Financial Corp.	62,000	1,470,640
KeyCorp	27,200	331,024
Sterling Bancorp/Delaware	30,000	525,000

		2,967,904

Capital Markets (0.0%)
BKF Capital Group, Inc.*	12,000	7,921

Diversified Financial Services (0.2%)
Kinnevik AB, Class B	20,000	509,750

Insurance (1.5%)
Aspen Insurance Holdings Ltd.	3,000	139,770
National Interstate Corp.	110,000	3,578,300
Patriot National, Inc.(x)*	100	901
Topdanmark A/S*	400	11,223

		3,730,194

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	280,000	4,088,000
EverBank Financial Corp.	200	3,872

		4,091,872

Total Financials		11,307,641

Health Care (4.3%)
Biotechnology (1.7%)
Cepheid, Inc.*	59,700	3,145,593
Grifols S.A. (ADR)	30,000	479,100
Raptor Pharmaceutical Corp.(x)*	6,000	53,820
Tobira Therapeutics, Inc.*	3,500	139,090
Vitae Pharmaceuticals, Inc.*	17,500	366,100

		4,183,703

Health Care Equipment & Supplies (1.1%)
Alere, Inc.*	36,000	1,556,640
EndoChoice Holdings, Inc.(x)*	58,000	462,840
Exactech, Inc.*	10,000	270,300
ICU Medical, Inc.*	4,000	505,520

		2,795,300

Health Care Providers & Services (0.4%)
Chemed Corp.	700	98,749
Cigna Corp.	4,700	612,504
Humana, Inc.	1,800	318,402

		1,029,655

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	16,000	753,440
Illumina, Inc.*	400	72,664

		826,104

Pharmaceuticals (0.8%)
Allergan plc*	5,500	1,266,705

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Cynapsus Therapeutics, Inc.*	12,000	$482,640
Mylan N.V.*	6,000	228,720

		1,978,065

Total Health Care		10,812,827

Industrials (7.8%)
Air Freight & Logistics (0.0%)
Park-Ohio Holdings Corp.	2,500	91,125

Airlines (0.0%)
Virgin America, Inc.(x)*	100	5,351

Building Products (0.1%)
Fortune Brands Home & Security, Inc.	5,000	290,500

Commercial Services & Supplies (0.9%)
G&K Services, Inc., Class A	2,400	229,176
Gategroup Holding AG*	36,000	1,954,542

		2,183,718

Machinery (4.4%)
Arcam AB*	300	10,241
CIRCOR International, Inc.	6,000	357,360
Haldex AB	28,700	403,007
Joy Global, Inc.	200,000	5,548,000
KUKA AG*	200	24,183
Navistar International Corp.(x)*	105,000	2,403,450
SLM Solutions Group AG*	300	14,197
Xylem, Inc.	40,000	2,098,000

		10,858,438

Road & Rail (0.8%)
Hertz Global Holdings, Inc.*	50,000	2,008,000
Providence and Worcester Railroad Co.	1,200	29,736

		2,037,736

Trading Companies & Distributors (1.6%)
Herc Holdings, Inc.*	70,500	2,375,850
Kaman Corp.	38,000	1,668,960

		4,044,810

Transportation Infrastructure (0.0%)
exactEarth Ltd.*	9,101	9,781

Total Industrials		19,521,459

Information Technology (15.1%)
Communications Equipment (0.6%)
Harris Corp.	15,000	1,374,150

Electronic Equipment, Instruments & Components (2.3%)
Axis Communications AB	72,800	3,266,275
DTS, Inc.	2,000	85,080
Rofin-Sinar Technologies, Inc.*	75,000	2,413,500

		5,764,855

Internet Software & Services (6.0%)
Apigee Corp.*	8,000	139,200
Cvent, Inc.*	145,000	4,597,950
inContact, Inc.*	70,000	978,600
LinkedIn Corp., Class A*	47,000	8,982,640
Monster Worldwide, Inc.(x)*	22,500	81,225
Rackspace Hosting, Inc.*	5,000	158,450

		14,938,065

IT Services (0.3%)
Ausy*	13,000	798,928

Semiconductors & Semiconductor Equipment (0.2%)
Aixtron SE*	200	1,215
Intersil Corp., Class A	20,000	438,600

		439,815

Software (4.9%)
Dell Technologies, Inc. – Vmware, Inc., Class V*	3,343	159,795
Fleetmatics Group plc*	160,000	9,596,800
Infoblox, Inc.*	2,000	52,740
Interactive Intelligence Group, Inc.*	300	18,042
NetSuite, Inc.*	20,000	2,213,800
QHR Corp.*	109,000	257,556

		12,298,733

Technology Hardware, Storage & Peripherals (0.8%)
Hutchinson Technology, Inc.*	12,000	47,760
Lexmark International, Inc., Class A	10,000	399,600
Silicon Graphics International Corp.*	200,000	1,540,000

		1,987,360

Total Information Technology		37,601,906

Materials (8.0%)
Chemicals (5.9%)
Chemtura Corp.*	80,000	2,624,800
Ferro Corp.*	10,000	138,100
International Flavors & Fragrances, Inc.	10,000	1,429,700
Monsanto Co.	4,400	449,680
Syngenta AG (ADR)	6,000	525,600
Valspar Corp.	90,000	9,546,300

		14,714,180

Construction Materials (1.1%)
Vulcan Materials Co.	24,000	2,729,520

Containers & Packaging (0.4%)
Greif, Inc., Class A	4,000	198,360
Myers Industries, Inc.	55,000	714,450
Powerflute OYJ*	47,000	54,827

		967,637

Metals & Mining (0.4%)
Alamos Gold, Inc., Class A	12,000	98,400
AuRico Metals, Inc.*	8,876	7,396
Osisko Gold Royalties Ltd.(x)	28,000	306,475
Pan American Silver Corp.	30,000	528,221
Yamana Gold, Inc.	10,000	43,066

		983,558

Paper & Forest Products (0.2%)
Norbord, Inc.	21,000	539,426

Total Materials		19,934,321

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Ryman Hospitality Properties, Inc. (REIT)(x)	75,000	3,612,000

Real Estate Management & Development (0.0%)
Conwert Immobilien Invest SE*	1,000	18,822

Total Real Estate		3,630,822

Telecommunication Services (3.7%)
Diversified Telecommunication Services (0.7%)
Asia Satellite Telecommunications Holdings Ltd.*	65,000	89,207
Cincinnati Bell, Inc.*	300,000	1,224,000
Koninklijke KPN N.V.	100,000	331,950

		1,645,157

Wireless Telecommunication Services (3.0%)
Millicom International Cellular S.A.	31,000	1,618,200
Telephone & Data Systems, Inc.	16,000	434,880
T-Mobile US, Inc.*	70,000	3,270,400

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Cellular Corp.*	60,000	$2,180,400

		7,503,880

Total Telecommunication Services		9,149,037

Utilities (10.8%)
Electric Utilities (6.5%)
Avangrid, Inc.	8,000	334,240
Empire District Electric Co.	135,000	4,608,900
Hawaiian Electric Industries, Inc.	9,000	268,650
ITC Holdings Corp.	1,500	69,720
PNM Resources, Inc.	22,000	719,840
Westar Energy, Inc.	180,000	10,215,000

		16,216,350

Gas Utilities (3.1%)
National Fuel Gas Co.	45,000	2,433,150
Piedmont Natural Gas Co., Inc.	88,000	5,283,520

		7,716,670

Independent Power and Renewable Electricity Producers (0.0%)
Talen Energy Corp.*	1,000	13,850

Multi-Utilities (0.0%)
Engie S.A.*	3,801	—

Water Utilities (1.2%)
Severn Trent plc	90,000	2,922,170

Total Utilities		26,869,040

Total Common Stocks (77.6%) (Cost $188,009,339)		193,693,305

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Safeway, Inc. (Casa Ley subsidiary) (Contingent Value Shares)(b)*†	350,000	122,500
Safeway, Inc. (PDC subsidiary) (Contingent Value Shares)(b)*†	350,000	17,080

Total Consumer Staples		139,580

Health Care (0.1%)
Biotechnology (0.1%)
Ambit Biosciences, Corp. (Contingent Value Shares)(b)*†	20,000	9,000
Chelsea Therapeutics, Inc. (Contingent Value Shares)(b)(x)*†	12,000	720
Durata Therapeutics, Inc. (Contingent Value Shares)(b)*†	20,000	2,400
Dyax Corp. (Contingent Value Shares)(b)*†	116,000	96,570
Prosensa Holdings N.V. (Contingent Value Shares)(b)(x)*†	40,000	—
Trius Therapeutics, Inc. (Contingent Value Shares)(b)*†	200,000	19,500

		128,190

Health Care Equipment & Supplies (0.0%)
American Medical Alert Corp. (Contingent Value Shares)(b)*†	140,898	1,057
Synergetics USA, Inc. (Contingent Value Shares)(b)*†	479,184	68,283
Wright Medical Group N.V., expiring 3/1/19*	5,000	6,500

		75,840

Pharmaceuticals (0.0%)
Adolor Corp. (Contingent Value Shares)(b)*†	40,000	15,600
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	10,000	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	100	45
Teva Pharmaceutical Industries Ltd. (Contingent Value Shares)(b)*†	250,000	99,375

		115,020

Total Health Care		319,050

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	320,000	—

Total Information Technology		—

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	430,000	967,500

Total Telecommunication Services		967,500

Total Rights (0.6%) (Cost $—)		1,426,130

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17*	20,000	310

Total Energy		310

Materials (0.0%)
Metals & Mining (0.0%)
HudBay Minerals, Inc., expiring 7/20/18*	850	130

Total Materials		130

Total Warrants (0.0%) (Cost $887)		440

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.7%)
JPMorgan Prime Money Market Fund, IM Shares	9,160,162	9,160,162

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.4%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $500,029, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $510,000.(xx)	$500,000	$500,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $300,013, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $306,000.(xx)	300,000	300,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $3,558,647, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $3,629,690.(xx)	3,558,514	3,558,514
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $2,000,194, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $2,040,085.(xx)	2,000,000	2,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $500,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $510,028.(xx)	500,000	500,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $500,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $510,000.(xx)	500,000	500,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $500,020, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $510,000.(xx)	500,000	500,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $600,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $612,012.(xx)	600,000	600,000

Total Repurchase Agreements		8,458,514

Total Short-Term Investments (7.1%) (Cost $17,618,676)		17,618,676

Total Investments (85.3%) (Cost $205,628,902)		212,738,551
Other Assets Less Liabilities (14.7%)		36,807,446

Net Assets (100%)		$249,545,997

*	Non-income producing.

†	Securities (totaling $1,419,630 or 0.6% of net assets) held at fair value by management.

(b)	Illiquid Security. At September 30, 2016, the market value of these securities amounted to $1,419,630 or 0.6% of net assets.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $8,270,654. This was secured by collateral of $8,458,514 which was received as cash and subsequently invested in short-term investments currently valued at $8,458,514, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$26,007,382	$2,009,287	$—		$28,016,669
Consumer Staples	17,356,797	9,008,834	—		26,365,631
Energy	483,021	931	—		483,952
Financials	10,778,747	528,894	—		11,307,641
Health Care	10,812,827	—	—		10,812,827
Industrials	17,085,553	2,435,906	—		19,521,459
Information Technology	33,535,488	4,066,418	—		37,601,906
Materials	19,879,494	54,827	—		19,934,321
Real Estate	3,612,000	18,822	—		3,630,822
Telecommunication Services	8,727,879	421,158	—		9,149,037
Utilities	23,946,870	2,922,170	—	(c)	26,869,040
Rights
Consumer Staples	—	—	139,580		139,580
Health Care	6,500	—	312,550		319,050
Information Technology	—	—	—	(c)	—	(c)
Telecommunication Services	—	—	967,500		967,500
Short-Term Investments
Investment Companies	9,160,162	—	—		9,160,162
Repurchase Agreements	—	8,458,514	—		8,458,514
Warrants
Energy	310	—	—		310
Materials	130	—	—		130

Total Assets	$181,393,160	$29,925,761	$1,419,630		$212,738,551

Total Liabilities	$—	$—	$—		$—

Total	$181,393,160	$29,925,761	$1,419,630		$212,738,551

(a)	A security with a market value of $198,134 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $9,000 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,638,026
Aggregate gross unrealized depreciation	(12,456,977)

Net unrealized appreciation	$6,181,049

Federal income tax cost of investments	$206,557,502

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.8%)
Auto Components (5.3%)
BorgWarner, Inc.	258,000	$9,076,440
Brembo S.p.A.	300,000	17,898,204
Cooper Tire & Rubber Co.	165,000	6,273,300
Dana, Inc.	1,025,000	15,979,750
Federal-Mogul Holdings Corp.*	2,102,074	20,200,931
Gentex Corp.	260,000	4,565,600
Johnson Controls International plc	127,015	5,910,008
Modine Manufacturing Co.*	650,058	7,709,688
SORL Auto Parts, Inc.(x)*	95,000	361,000
Spartan Motors, Inc.	290,000	2,778,200
Standard Motor Products, Inc.	147,000	7,020,720
Stoneridge, Inc.*	300,000	5,520,000
Strattec Security Corp.	135,400	4,779,620
Superior Industries International, Inc.	689,000	20,091,240
Tenneco, Inc.*	430,000	25,056,100

		153,220,801

Automobiles (0.1%)
Thor Industries, Inc.	4,000	338,800
Winnebago Industries, Inc.	100,000	2,357,000

		2,695,800

Distributors (0.0%)
Uni-Select, Inc.	33,500	816,594

Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	106,000	2,456,020
Cambium Learning Group, Inc.*	195,000	1,058,850
Universal Technical Institute, Inc.(x)	170,000	302,600

		3,817,470

Hotels, Restaurants & Leisure (6.0%)
Belmond Ltd., Class A*	340,000	4,321,400
Biglari Holdings, Inc.*	34,447	15,019,581
Boyd Gaming Corp.*	1,280,000	25,318,400
Canterbury Park Holding Corp.‡	315,000	3,307,500
Cheesecake Factory, Inc.	574,000	28,734,440
Churchill Downs, Inc.	322,500	47,197,875
Cracker Barrel Old Country Store, Inc.(x)	6,000	793,320
Denny’s Corp.*	310,000	3,313,900
Dover Downs Gaming & Entertainment, Inc.*	100,000	110,000
Dover Motorsports, Inc.	644,116	1,590,966
Golden Entertainment, Inc.	80,074	998,523
International Speedway Corp., Class A	125,000	4,177,500
Las Vegas Sands Corp.	215,000	12,371,100
Marcus Corp.	646,000	16,175,840
Morgans Hotel Group Co.*	200,000	404,000
Nathan’s Famous, Inc.(x)*	147,000	7,724,115
Penn National Gaming, Inc.*	20,000	271,400
Speedway Motorsports, Inc.	54,000	964,440

		172,794,300

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	200,000	4,650,000
Cavco Industries, Inc.*	158,500	15,699,425
Ethan Allen Interiors, Inc.(x)	26,000	813,020
Harman International Industries, Inc.	70,000	5,911,500
Hunter Douglas N.V.	15,000	830,212
La-Z-Boy, Inc.	410,000	10,069,600
Lennar Corp., Class B	92,000	3,088,440
Nobility Homes, Inc.*	103,015	1,648,240
Skyline Corp.(x)*	175,000	2,395,750

		45,106,187

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	650,000	5,960,500
Lands’ End, Inc.(x)*	10,000	145,000
Liberty TripAdvisor Holdings, Inc., Class A*	24,000	524,400
Liberty Ventures*	24,000	956,880

		7,586,780

Leisure Products (0.3%)
Brunswick Corp.	60,000	2,926,800
Marine Products Corp.	460,014	4,126,326
Universal Entertainment Corp.(x)*	75,000	2,230,618

		9,283,744

Media (6.3%)
ACME Communications, Inc.*	305,000	10,065
AMC Networks, Inc., Class A*	64,500	3,344,970
Beasley Broadcast Group, Inc., Class A‡	570,471	3,097,657
Carmike Cinemas, Inc.*	63,000	2,059,470
Clear Channel Outdoor Holdings, Inc., Class A	290,171	1,694,599
Cumulus Media, Inc., Class A*	5	2
Discovery Communications, Inc., Class A(x)*	12,000	323,040
Discovery Communications, Inc., Class C*	35,000	920,850
DISH Network Corp., Class A*	15,000	821,700
Emmis Communications Corp., Class A*	22,500	91,125
EW Scripps Co., Class A*	1,475,000	23,452,500
Gray Television, Inc.*	352,000	3,646,720
Gray Television, Inc., Class A*	4,000	40,520
Grupo Televisa S.A.B. (ADR)	110,000	2,825,900
Il Sole 24 Ore S.p.A.*	200,000	113,826
IMAX Corp.*	40,000	1,158,800
Interpublic Group of Cos., Inc.	890,000	19,891,500
Liberty Braves Group, Class C*	30,039	522,078
Liberty Global plc*	238,627	7,884,236
Liberty Global plc LiLAC, Class A*	39,149	1,080,121
Liberty Global plc LiLAC, Class C*	95,897	2,689,911
Liberty Global plc, Class A*	97,471	3,331,559
Live Nation Entertainment, Inc.*	930,000	25,556,400
Loral Space & Communications, Inc.*	31,400	1,228,054
Madison Square Garden Co., Class A*	188,333	31,905,493
Media General, Inc.*	1,000,000	18,430,000
Meredith Corp.	60,000	3,119,400
MSG Networks, Inc., Class A*	585,000	10,886,850
Salem Media Group, Inc.	667,000	3,921,960
Sinclair Broadcast Group, Inc., Class A	180,000	5,198,400
World Wrestling Entertainment, Inc., Class A(x)	18,000	383,400

		179,631,106

Multiline Retail (0.0%)
Bon-Ton Stores, Inc.(x)	595,000	1,017,450

Specialty Retail (3.5%)
Aaron’s, Inc.	383,000	9,735,860
AutoNation, Inc.*	423,000	20,604,330
Barnes & Noble Education, Inc.*	22,752	217,737
Barnes & Noble, Inc.	36,000	406,800
Bed Bath & Beyond, Inc.	42,000	1,810,620
Big 5 Sporting Goods Corp.	365,000	4,971,300
Bowlin Travel Centers, Inc.*	76,000	106,400
GNC Holdings, Inc., Class A	35,000	714,700

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Monro Muffler Brake, Inc.	60,000	$3,670,200
Murphy USA, Inc.*	13,000	927,680
O’Reilly Automotive, Inc.*	38,000	10,644,180
Penske Automotive Group, Inc.(x)	468,000	22,548,240
Pier 1 Imports, Inc.(x)	700,000	2,968,000
Sally Beauty Holdings, Inc.*	490,000	12,583,200
Tractor Supply Co.	100,000	6,735,000
Vitamin Shoppe, Inc.(x)*	66,004	1,772,207

		100,416,454

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	200,000	5,050,000
Movado Group, Inc.	63,000	1,353,240
Wolverine World Wide, Inc.	50,000	1,151,500

		7,554,740

Total Consumer Discretionary		683,941,426

Consumer Staples (7.3%)
Beverages (0.8%)
Boston Beer Co., Inc., Class A(x)*	12,700	1,971,802
Brown-Forman Corp., Class A	88,000	4,378,000
Brown-Forman Corp., Class B	9,074	430,470
Cott Corp.(x)	570,000	8,122,500
Crimson Wine Group Ltd.*	310,000	2,681,500
Davide Campari-Milano S.p.A.	350,000	3,943,189
National Beverage Corp.(x)*	30,000	1,321,500

		22,848,961

Food & Staples Retailing (1.7%)
Casey’s General Stores, Inc.	47,000	5,647,050
Ingles Markets, Inc., Class A‡	796,000	31,473,840
United Natural Foods, Inc.*	94,000	3,763,760
Village Super Market, Inc., Class A	101,000	3,233,010
Weis Markets, Inc.	66,500	3,524,500

		47,642,160

Food Products (3.6%)
Farmer Brothers Co.*	80,000	2,844,000
Flowers Foods, Inc.(x)	60,000	907,200
Hain Celestial Group, Inc.*	360,000	12,808,800
Ingredion, Inc.	40,000	5,322,400
J&J Snack Foods Corp.	47,000	5,598,640
John B. Sanfilippo & Son, Inc.	17,000	872,610
Lifeway Foods, Inc.*	242,098	4,101,140
Maple Leaf Foods, Inc.	130,000	2,983,574
Post Holdings, Inc.*	152,000	11,729,840
Rock Field Co., Ltd.	400,000	5,962,126
Snyder’s-Lance, Inc.	911,369	30,603,771
Tootsie Roll Industries, Inc.(x)	440,001	16,205,237
WhiteWave Foods Co.*	50,000	2,721,500

		102,660,838

Household Products (0.9%)
Church & Dwight Co., Inc.	100,000	4,792,000
Energizer Holdings, Inc.	25,000	1,249,000
Katy Industries, Inc.*‡	460,000	161,000
Oil-Dri Corp. of America‡	435,000	16,373,400
WD-40 Co.	42,000	4,722,060

		27,297,460

Personal Products (0.3%)
Avon Products, Inc.	450,000	2,547,000
Edgewell Personal Care Co.*	30,000	2,385,600
Revlon, Inc., Class A*	22,000	809,160
United-Guardian, Inc.	142,000	2,067,520

		7,809,280

Total Consumer Staples		208,258,699

Energy (2.0%)
Energy Equipment & Services (1.6%)
Oceaneering International, Inc.	120,000	3,301,200
Rowan Cos., plc, Class A	155,000	2,349,800
RPC, Inc.(x)*	2,240,000	37,632,000
Steel Excel, Inc.*	279,100	3,084,055

		46,367,055

Oil, Gas & Consumable Fuels (0.4%)
Black Ridge Oil and Gas, Inc.*	45,503	2,730
Clean Energy Fuels Corp.(x)*	2,000	8,940
CONSOL Energy, Inc.	230,000	4,416,000
Navigator Holdings Ltd.*	110,000	790,900
ONEOK, Inc.	140,000	7,194,600

		12,413,170

Total Energy		58,780,225

Financials (4.3%)
Banks (2.1%)
Boston Private Financial Holdings, Inc.	700,000	8,981,000
FCB Financial Holdings, Inc., Class A*	40,000	1,537,200
Fidelity Southern Corp.	35,014	643,908
Flushing Financial Corp.	600,000	14,232,000
Hilltop Holdings, Inc.*	200,000	4,492,000
Hope Bancorp, Inc.	575,000	9,987,750
Huntington Bancshares, Inc./Ohio	249,400	2,459,084
KeyCorp	445,400	5,420,518
Sterling Bancorp/Delaware	745,400	13,044,500

		60,797,960

Capital Markets (2.0%)
BKF Capital Group, Inc.*	66,000	43,566
Calamos Asset Management, Inc., Class A	172,000	1,173,040
Charles Schwab Corp.	98,000	3,093,860
Cohen & Steers, Inc.	444,000	18,981,000
GAM Holding AG*	265,000	2,525,843
Janus Capital Group, Inc.	1,500,000	21,015,000
KKR & Co. L.P.	150,000	2,139,000
Legg Mason, Inc.	50,000	1,674,000
Medallion Financial Corp.(x)	80,000	337,600
Pzena Investment Management, Inc., Class A	70,037	539,285
Waddell & Reed Financial, Inc., Class A(x)	280,000	5,084,800
Wright Investors Service Holdings, Inc.*	260,000	182,000

		56,788,994

Insurance (0.2%)
Alleghany Corp.*	3,295	1,729,941
Argo Group International Holdings Ltd.	63,800	3,599,596

		5,329,537

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	175,875
Crazy Woman Creek Bancorp, Inc.	14,000	184,660

		360,535

Total Financials		123,277,026

Health Care (6.0%)
Biotechnology (0.4%)
Cepheid, Inc.*	215,000	11,328,350
Lexicon Pharmaceuticals, Inc.(x)*	14,600	263,822
OPKO Health, Inc.(x)*	71,500	757,185

		12,349,357

Health Care Equipment & Supplies (3.7%)
Alere, Inc.*	10,000	432,400
Align Technology, Inc.*	4,000	375,000
AngioDynamics, Inc.*	66,000	1,157,640

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Biolase, Inc.(x)*	91,461	$160,057
Cantel Medical Corp.	127,000	9,903,460
CONMED Corp.	80,000	3,204,800
Cooper Cos., Inc.	21,000	3,764,460
Cutera, Inc.*	580,000	6,913,600
Cynosure, Inc., Class A*	9,000	458,460
DexCom, Inc.*	38,000	3,331,080
Exactech, Inc.*	300,000	8,109,000
ICU Medical, Inc.*	40,000	5,055,200
Integer Holdings Corp.*	125,000	2,711,250
K2M Group Holdings, Inc.*	6,500	115,570
Masimo Corp.*	130,000	7,733,700
Meridian Bioscience, Inc.	140,000	2,700,600
Neogen Corp.*	16,500	923,010
NuVasive, Inc.*	156,500	10,432,290
Nuvectra Corp.*	33,333	230,664
Orthofix International N.V.*	60,000	2,566,200
Quidel Corp.*	548,000	12,105,320
STERIS plc	103,000	7,529,300
SurModics, Inc.*	50,000	1,504,500
Syneron Medical Ltd.*	24,000	171,840
Vascular Solutions, Inc.*	175,000	8,440,250
Wright Medical Group N.V.(x)*	216,489	5,310,475

		105,340,126

Health Care Providers & Services (1.6%)
Chemed Corp.	247,000	34,844,290
Henry Schein, Inc.*	10,000	1,629,800
Kindred Healthcare, Inc.	125,000	1,277,500
Owens & Minor, Inc.	188,000	6,529,240
Patterson Cos., Inc.(x)	56,000	2,572,640

		46,853,470

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	24,000	3,931,440

Pharmaceuticals (0.1%)
Cempra, Inc.(x)*	44,000	1,064,800
Heska Corp.*	48,000	2,612,640
Pain Therapeutics, Inc.*	65,000	64,994

		3,742,434

Total Health Care		172,216,827

Industrials (28.2%)
Aerospace & Defense (4.3%)
AAR Corp.	70,000	2,192,400
Aerojet Rocketdyne Holdings, Inc.*	1,635,000	28,743,300
Astronics Corp.*	9,000	405,450
Astronics Corp., Class B(x)*	15,150	684,628
Curtiss-Wright Corp.	750,000	68,332,500
Ducommun, Inc.*	75,020	1,713,457
HEICO Corp.	62,000	4,290,400
Innovative Solutions & Support, Inc.*	88,000	279,840
KLX, Inc.*	35,000	1,232,000
Moog, Inc., Class A*	59,500	3,542,630
Moog, Inc., Class B*	29,500	1,759,380
Textron, Inc.	287,000	11,408,250

		124,584,235

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.	485,000	17,678,250

Building Products (1.1%)
A.O. Smith Corp.	40,000	3,951,600
Armstrong Flooring, Inc.*	22,900	432,352
Fortune Brands Home & Security, Inc.	20,000	1,162,000
Griffon Corp.(x)	1,450,000	24,664,500

		30,210,452

Commercial Services & Supplies (3.9%)
ACCO Brands Corp.*	165,000	1,590,600
Brink’s Co.	540,000	20,023,200
Casella Waste Systems, Inc., Class A*	190,081	1,957,834
Covanta Holding Corp.(x)	210,000	3,231,900
KAR Auction Services, Inc.	440,000	18,990,400
Kimball International, Inc., Class B	215,000	2,782,100
Loomis AB, Class B	290,000	8,953,606
Matthews International Corp., Class A	22,000	1,336,720
McGrath RentCorp	24,000	761,040
Republic Services, Inc.	390,000	19,675,500
Rollins, Inc.	975,000	28,548,000
Team, Inc.(x)*	144,000	4,710,240

		112,561,140

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,334,900
Layne Christensen Co.(x)*	335,000	2,850,850
Valmont Industries, Inc.	10,000	1,345,700

		5,531,450

Electrical Equipment (1.2%)
AMETEK, Inc.	380,000	18,156,400
AZZ, Inc.	25,000	1,631,750
Rockwell Automation, Inc.	98,000	11,989,320
Vicor Corp.*	158,000	1,832,800

		33,610,270

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	54,000	1,243,620
Roper Technologies, Inc.	40,000	7,298,800

		8,542,420

Machinery (12.4%)
Accuride Corp.*	120,000	307,200
Albany International Corp., Class A	55,000	2,330,900
American Railcar Industries, Inc.(x)	5,000	207,350
Astec Industries, Inc.	325,000	19,457,750
CIRCOR International, Inc.	520,000	30,971,200
CLARCOR, Inc.	183,000	11,895,000
CNH Industrial N.V.(x)	2,670,000	19,277,400
Crane Co.	560,000	35,285,600
Donaldson Co., Inc.	222,000	8,287,260
Eastern Co.	133,000	2,663,990
EnPro Industries, Inc.	16,330	927,871
Federal Signal Corp.	660,000	8,751,600
Flowserve Corp.	94,000	4,534,560
Franklin Electric Co., Inc.	260,000	10,584,600
Gorman-Rupp Co.	356,000	9,117,160
Graco, Inc.	152,000	11,248,000
Greenbrier Cos., Inc.(x)	270,000	9,531,000
IDEX Corp.	124,000	11,602,680
Interpump Group S.p.A.	240,000	4,090,678
Kennametal, Inc.	330,000	9,576,600
Key Technology, Inc.*	66,000	713,460
L.B. Foster Co., Class A	40,000	480,400
L.S. Starrett Co., Class A	218,300	2,143,706
Lincoln Electric Holdings, Inc.	109,000	6,825,580
Lindsay Corp.(x)	60,000	4,438,800
Lydall, Inc.*	63,000	3,221,190
Middleby Corp.*	4,800	593,376
Mueller Industries, Inc.	935,000	30,312,700
Mueller Water Products, Inc., Class A	900,000	11,295,000

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Navistar International Corp.(x)*	920,000	$21,058,800
Nordson Corp.	40,000	3,985,200
Standex International Corp.	61,000	5,665,070
Tennant Co.	301,000	19,504,800
Toro Co.	48,000	2,248,320
Trinity Industries, Inc.	104,000	2,514,720
Twin Disc, Inc.	148,000	1,773,040
Watts Water Technologies, Inc., Class A	356,000	23,083,040
Woodward, Inc.	104,000	6,497,920

		357,003,521

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	157,004	3,890,559

Trading Companies & Distributors (3.6%)
GATX Corp.(x)	850,000	37,867,500
Herc Holdings, Inc.*	200,000	6,740,000
Kaman Corp.	950,000	41,724,000
Lawson Products, Inc.*	55,000	975,150
Neff Corp., Class A*	1,500	14,250
Rush Enterprises, Inc., Class B(x)*‡	510,000	12,398,100
United Rentals, Inc.*	27,000	2,119,230

		101,838,230

Transportation Infrastructure (0.5%)
BBA Aviation plc	2,164,000	7,010,208
Macquarie Infrastructure Corp.	80,000	6,659,200

		13,669,408

Total Industrials		809,119,935

Information Technology (6.2%)
Communications Equipment (0.5%)
Bel Fuse, Inc., Class A‡	146,500	2,951,975
Communications Systems, Inc.	350,000	1,666,000
EchoStar Corp., Class A*	30,000	1,314,900
Ixia*	454,772	5,684,650
Plantronics, Inc.	40,000	2,078,400
Sycamore Networks, Inc.*	300,000	46,530

		13,742,455

Electronic Equipment, Instruments & Components (2.2%)
Badger Meter, Inc.	114,000	3,820,140
Belden, Inc.	19,000	1,310,810
CTS Corp.	965,000	17,949,000
Daktronics, Inc.	125,000	1,192,500
Itron, Inc.*	90,000	5,018,400
Littelfuse, Inc.	114,000	14,684,340
MOCON, Inc.	33,137	520,251
Park Electrochemical Corp.	701,581	12,186,462
Rofin-Sinar Technologies, Inc.*	215,000	6,918,700
Trans-Lux Corp.*	24,300	57,105

		63,657,708

Internet Software & Services (0.6%)
CommerceHub, Inc.*	7,200	114,288
comScore, Inc.*	93,349	2,862,080
EarthLink Holdings Corp.	852,059	5,282,766
Global Sources Ltd.(x)*	150,003	1,272,025
Gogo, Inc.(x)*	260,000	2,870,400
Internap Corp.*	500,000	825,000
Pandora Media, Inc.(x)*	20,000	286,600
Stamps.com, Inc.(x)*	32,200	3,043,222

		16,556,381

IT Services (0.3%)
Blackhawk Network Holdings, Inc.*	100,000	3,017,000
Edgewater Technology, Inc.*‡	600,000	5,100,000
ModusLink Global Solutions, Inc.(x)*	450,000	738,000

		8,855,000

Semiconductors & Semiconductor Equipment (0.5%)
Cypress Semiconductor Corp.(x)	850,000	10,336,000
Sevcon, Inc.*‡	565,000	5,000,250

		15,336,250

Software (0.8%)
FalconStor Software, Inc.(x)*	400,000	416,000
Fortinet, Inc.*	26,000	960,180
Guidance Software, Inc.(x)*	250,000	1,490,000
Mentor Graphics Corp.	100,000	2,644,000
Take-Two Interactive Software, Inc.*	170,000	7,663,600
Tyler Technologies, Inc.*	57,000	9,760,110

		22,933,890

Technology Hardware, Storage & Peripherals (1.3%)
Diebold, Inc.	910,000	22,558,900
NCR Corp.*	307,000	9,882,330
Stratasys Ltd.(x)*	200,000	4,818,000
TransAct Technologies, Inc.	92,000	678,040

		37,937,270

Total Information Technology		179,018,954

Materials (8.5%)
Chemicals (5.9%)
Albemarle Corp.	30,000	2,564,700
Ashland Global Holdings, Inc.	60,000	6,957,000
Chemtura Corp.*	875,000	28,708,750
Core Molding Technologies, Inc.*	250,000	4,225,000
Ferro Corp.*	2,335,000	32,246,350
FMC Corp.	30,000	1,450,200
H.B. Fuller Co.	270,000	12,546,900
Huntsman Corp.	235,000	3,823,450
Minerals Technologies, Inc.	181,000	12,794,890
NewMarket Corp.	15,800	6,783,256
Olin Corp.	125,000	2,565,000
OMNOVA Solutions, Inc.*	610,000	5,148,400
Platform Specialty Products Corp.(x)*	47,000	381,170
Quaker Chemical Corp.	5,000	529,650
Scotts Miracle-Gro Co., Class A	83,000	6,911,410
Sensient Technologies Corp.	275,000	20,845,000
Takasago International Corp.	7,500	201,196
Tredegar Corp.	1,160,000	21,564,400

		170,246,722

Containers & Packaging (1.3%)
Greif, Inc., Class A	211,730	10,499,691
Greif, Inc., Class B(x)	3,000	181,770
Myers Industries, Inc.‡	1,500,000	19,485,000
Sonoco Products Co.	155,000	8,188,650

		38,355,111

Metals & Mining (0.9%)
Allegheny Technologies, Inc.(x)	19,000	343,330
Ampco-Pittsburgh Corp.	365,000	4,047,850
Barrick Gold Corp.	24,000	425,280
Century Aluminum Co.*	55,000	382,250
Dominion Diamond Corp.	300,000	2,922,000
Haynes International, Inc.	48,067	1,783,766
Kinross Gold Corp.*	45,000	189,450
Materion Corp.	469,500	14,418,345
TimkenSteel Corp.(x)*	85,000	888,250

		25,400,521

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	$10,544,800

Total Materials		244,547,154

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Gyrodyne LLC	1,678	31,714
Ryman Hospitality Properties, Inc. (REIT)	700,000	33,712,000
Seritage Growth Properties (REIT), Class A(x)	15,000	760,200

		34,503,914

Real Estate Management & Development (0.9%)
Capital Properties, Inc., Class A*	41,071	441,513
Griffin Industrial Realty, Inc.‡	315,018	9,982,921
St. Joe Co.*	474,000	8,712,120
Tejon Ranch Co.*	227,106	5,523,218

		24,659,772

Total Real Estate		59,163,686

Telecommunication Services (1.5%)
Diversified Telecommunication Services (0.9%)
Cincinnati Bell, Inc.*	5,150,000	21,012,000
Consolidated Communications Holdings, Inc.(x)	25,000	631,000
Iridium Communications, Inc.(x)*	33,893	274,872
New Ulm Telecom, Inc.	33,000	245,850
Straight Path Communications, Inc., Class B(x)*	6,700	171,587
Verizon Communications, Inc.	80,000	4,158,400

		26,493,709

Wireless Telecommunication Services (0.6%)
Rogers Communications, Inc., Class B(x)	200,000	8,484,000
Shenandoah Telecommunications Co.(x)	158,000	4,299,180
U.S. Cellular Corp.*	100,000	3,634,000
VimpelCom Ltd. (ADR)(x)	300,000	1,044,000

		17,461,180

Total Telecommunication Services		43,954,889

Utilities (7.5%)
Electric Utilities (3.9%)
El Paso Electric Co.	726,000	33,955,020
Empire District Electric Co.	69,000	2,355,660
Great Plains Energy, Inc.	270,000	7,368,300
Otter Tail Corp.	400,000	13,836,000
PNM Resources, Inc.	1,272,000	41,619,840
Westar Energy, Inc.	260,000	14,755,000

		113,889,820

Gas Utilities (1.7%)
Chesapeake Utilities Corp.	6,000	366,360
National Fuel Gas Co.	182,000	9,840,740
Northwest Natural Gas Co.	32,000	1,923,520
ONE Gas, Inc.	41,000	2,535,440
Southwest Gas Corp.	479,600	33,504,856

		48,170,916

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	3,084,000
Ormat Technologies, Inc.	86,000	4,163,260

		7,247,260

Multi-Utilities (1.4%)
Black Hills Corp.	377,000	23,079,940
NorthWestern Corp.	290,000	16,683,700

		39,763,640

Water Utilities (0.3%)
Cadiz, Inc.(x)*	10,000	74,100
SJW Corp.	141,000	6,158,880
York Water Co.	47,000	1,394,020

		7,627,000

Total Utilities		216,698,636

Total Common Stocks (97.4%) (Cost $1,505,955,117)		2,798,977,457

CONVERTIBLE PREFERRED STOCK:
Information Technology (0.1%)
Semiconductors & Semiconductor Equipment (0.1%)
Sevcon, Inc.
4.000%(b)*†	112,165	2,977,981

Total Convertible Preferred Stock (0.1%) (Cost $2,411,547)		2,977,981

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Real Estate (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc.
5.000%, 12/31/22(b)†	$40,338	34,201

Total Real Estate		34,201

Total Corporate Bonds		34,201

Total Long-Term Debt Securities (0.0%) (Cost $40,338)		34,201

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi S.A., expiring 12/31/20*	50,000	13,350

Total Health Care		13,350

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	490,000	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	412,000	927,000

Total Telecommunication Services		927,000

Total Rights (0.0%) (Cost $131,250)		940,350

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.4%)
JPMorgan Prime Money Market Fund, IM Shares	69,605,151	69,605,151

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.1%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $9,162,344, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $9,345,242.(xx)	$9,162,000	$9,162,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $18,001,050, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $18,360,001.(xx)	18,000,000	18,000,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $16,000,667, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $16,320,010.(xx)	16,000,000	16,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $14,879,716, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $15,176,766.(xx)	14,879,159	14,879,159
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $7,283,340, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $7,428,795.(xx)	7,283,055	7,283,055
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $20,001,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $20,401,106.(xx)	20,000,000	20,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $12,001,167, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $12,240,510.(xx)	12,000,000	12,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $20,000,833, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $20,400,000.(xx)	20,000,000	20,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $8,400,245, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $8,568,000.(xx)	8,400,000	8,400,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $7,000,286, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $7,140,000.(xx)	7,000,000	7,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $15,000,813, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $15,300,308.(xx)	15,000,000	15,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $7,000,268, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $7,140,144.(xx)	7,000,000	7,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $6,000,420, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $6,120,003.(xx)	6,000,000	6,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $14,000,980, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $14,280,004.(xx)	$14,000,000	$14,000,000

Total Repurchase Agreements		174,724,214

Total Short-Term Investments (8.5%) (Cost $244,329,365)		244,329,365

Total Investments (106.0%) (Cost $1,752,867,617)		3,047,259,354
Other Assets Less Liabilities (-6.0%)		(173,253,124)

Net Assets (100%)		$2,874,006,230

*	Non-income producing.

†	Securities (totaling $3,939,182 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $170,308,442. This was secured by collateral of $174,724,214 which was received as cash and subsequently invested in short-term investments currently valued at $174,724,214, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
Beasley Broadcast Group, Inc., Class A	$2,021,170	$28,199	$—	$3,097,657	$76,746	$—
Bel Fuse, Inc., Class A	2,111,200	26,775	9,625	2,951,975	26,340	79
Canterbury Park Holding Corp.	3,096,000	152,750	—	3,307,500	94,500	—
Edgewater Technology, Inc.**	4,806,000	—	—	5,100,000	—	—
Griffin Industrial Realty, Inc.	8,218,820	—	—	9,982,921	—	—
Ingles Markets, Inc., Class A	35,250,775	—	100,506	31,473,840	395,852	44,531
Katy Industries, Inc.	466,317	—	2,397	161,000	—	(1,194)
Myers Industries, Inc.*	19,980,000	—	—	19,485,000	607,500	—
Oil-Dri Corp. of America	16,573,500	—	301,778	16,373,400	281,550	246,832
Rush Enterprises, Inc., Class B**	11,169,000	—	—	12,398,100	—	—
Sevcon, Inc.	5,788,796	128,456	—	5,000,250	—	—

	$109,481,578	$336,180	$414,306	$109,331,643	$1,482,488	$290,248

*	Not an affiliated as of December 31, 2015.

**	Not an affiliated as of June 30, 2016.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$654,548,184	$29,393,242	$—		$683,941,426
Consumer Staples	196,124,864	12,133,835	—		208,258,699
Energy	55,693,440	3,086,785	—		58,780,225
Financials	120,340,956	2,936,070	—		123,277,026
Health Care	163,776,577	8,440,250	—		172,216,827
Industrials	779,073,586	30,046,349	—		809,119,935
Information Technology	165,342,843	13,676,111	—		179,018,954
Materials	244,345,958	201,196	—		244,547,154
Real Estate	48,707,538	10,456,148	—		59,163,686
Telecommunication Services	43,709,039	245,850	—		43,954,889
Utilities	216,698,636	—	—		216,698,636
Convertible Preferred Stocks
Information Technology	—	—	2,977,981		2,977,981
Corporate Bonds
Real Estate	—	—	34,201		34,201
Rights
Health Care	13,350	—	—		13,350
Information Technology	—	—	—	(c)	—	(c)
Telecommunication Services	—	—	927,000		927,000
Short-Term Investments
Investment Companies	69,605,151	—	—		69,605,151
Repurchase Agreements	—	174,724,214	—		174,724,214

Total Assets	$2,757,980,122	$285,340,050	$3,939,182		$3,047,259,354

Total Liabilities	$—	$—	$—		$—

Total	$2,757,980,122	$285,340,050	$3,939,182		$3,047,259,354

(a)	Securities with a market value of $16,610,547 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $19,680,865 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,384,485,975
Aggregate gross unrealized depreciation	(98,331,608)

Net unrealized appreciation	$1,286,154,367

Federal income tax cost of investments	$1,761,104,987

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.8%)
Australia & New Zealand Banking Group Ltd./New York
2.300%, 6/1/21		$250,000	$253,985
Australia Government Bond
2.750%, 11/21/27(m)	AUD	5,300,000	4,353,219
1.750%, 11/21/20(m)		6,350,000	4,893,895
3.250%, 4/21/25		1,000,000	847,625
3.250%, 4/21/29(m)		3,590,000	3,087,211
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	105,262
2.875%, 2/24/22		94,000	98,985
Commonwealth Bank of Australia/New York
2.300%, 9/6/19		150,000	152,786
National Australia Bank Ltd./New York
2.500%, 7/12/26		250,000	245,478
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	2,300,000	2,134,692
Queensland Treasury Corp.
5.750%, 7/22/24(m)		2,139,000	2,044,911
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	177,307
Transurban Finance Co. Pty Ltd.
1.875%, 9/16/24	EUR	445,000	539,059
Westpac Banking Corp.
1.500%, 12/1/17		$100,000	100,180
4.625%, 6/1/18		38,000	39,678
2.250%, 1/17/19(x)		100,000	101,600
2.700%, 8/19/26		150,000	149,766

Total Australia			19,325,639

Austria (0.1%)
Sappi Papier Holding GmbH
4.000%, 4/1/23§	EUR	150,000	173,124

Bermuda (0.2%)
Bacardi Ltd.
2.750%, 7/3/23(m)		380,000	484,574
Novartis Securities Investment Ltd.
5.125%, 2/10/19		$94,000	102,403

Total Bermuda			586,977

Brazil (1.1%)
Brazil Notas do Tesouro Nacional Serie F
10.000%, 1/1/19	BRL	3,540,000	1,056,969
10.000%, 1/1/25		7,950,000	2,250,287
BRF S.A.
7.750%, 5/22/18§		1,700,000	483,743

Total Brazil			3,790,999

Canada (2.8%)
Agrium, Inc.
3.150%, 10/1/22		$19,000	19,634
Bank of Montreal
2.375%, 1/25/19		150,000	152,832
Bank of Nova Scotia
2.050%, 10/30/18		150,000	151,693
4.500%, 12/16/25		100,000	106,000
Canada Housing Trust No. 1
2.900%, 6/15/24§	CAD	2,400,000	2,036,886
Canadian Government Bond
1.625%, 2/27/19		$150,000	152,384
Canadian National Railway Co.
5.550%, 5/15/18		95,000	101,452
Enbridge, Inc.
3.500%, 6/10/24		50,000	49,528
Export Development Canada
1.750%, 8/19/19		150,000	152,821
Goldcorp, Inc.
2.125%, 3/15/18		94,000	93,693
3.625%, 6/9/21		100,000	105,487
Husky Energy, Inc.
4.000%, 4/15/24		50,000	52,126
Hydro-Quebec
8.400%, 1/15/22		75,000	97,664
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	211,323
Province of New Brunswick
2.750%, 6/15/18		38,000	39,015
Province of Ontario
2.000%, 9/27/18		250,000	254,380
3.200%, 5/16/24		2,500,000	2,707,933
Province of Quebec
2.625%, 2/13/23		94,000	98,316
2.875%, 10/16/24		2,000,000	2,121,641
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	82,110
Royal Bank of Canada
2.500%, 1/19/21		100,000	102,755
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	80,280
Toronto-Dominion Bank
1.950%, 1/22/19		100,000	101,000
2.250%, 11/5/19		100,000	101,949
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	120,677
4.875%, 1/15/26		80,000	92,815

Total Canada			9,386,394

Cayman Islands (0.3%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19		250,000	254,621
Baidu, Inc.
2.750%, 6/9/19(x)		200,000	203,852
Seagate HDD Cayman
4.750%, 6/1/23		25,000	24,750
4.750%, 1/1/25		50,000	46,875
UPCB Finance IV Ltd.
5.375%, 1/15/25§		300,000	302,437
Vale Overseas Ltd.
5.875%, 6/10/21(x)		100,000	104,430
4.375%, 1/11/22(x)		38,000	37,350
XLIT Ltd.
6.375%, 11/15/24		100,000	118,674

Total Cayman Islands			1,092,989

Colombia (0.2%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	75,405
4.125%, 1/16/25		100,000	97,095
Republic of Colombia
7.375%, 3/18/19		150,000	169,687
4.000%, 2/26/24(x)		200,000	213,000

Total Colombia			555,187

Curacao (0.0%)
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		45,000	46,092

France (0.5%)
BNP Paribas S.A.
2.400%, 12/12/18		100,000	101,487
5.000%, 1/15/21		131,000	146,582
BPCE S.A.
2.500%, 7/15/19		250,000	254,894
Casino Guichard Perrachon S.A.
3.248%, 3/7/24(m)	EUR	400,000	487,534

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Europcar Groupe S.A.
5.750%, 6/15/22§	EUR	150,000	$171,679
Sanofi S.A.
1.250%, 4/10/18		$75,000	75,090
4.000%, 3/29/21		94,000	103,452
Total Capital International S.A.
2.125%, 1/10/19		100,000	101,965
2.700%, 1/25/23		113,000	116,585
Total Capital S.A.
4.450%, 6/24/20		75,000	82,631

Total France			1,641,899

Germany (1.7%)
Deutsche Bank AG
3.375%, 5/12/21		100,000	97,213
Deutsche Bank AG/London
1.875%, 2/13/18		150,000	145,602
2.500%, 2/13/19		100,000	97,447
HP Pelzer Holding GmbH
7.500%, 7/15/21(m)	EUR	150,000	179,034
KfW
1.000%, 1/26/18		$150,000	150,139
1.125%, 11/16/18		200,000	200,503
1.875%, 4/1/19		2,200,000	2,244,068
2.750%, 9/8/20		564,000	595,804
2.000%, 10/4/22		188,000	192,949
5.000%, 3/19/24	AUD	1,000,000	902,186
2.000%, 5/2/25		$250,000	254,870
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	261,475
Senvion Holding GmbH
6.625%, 11/15/20§	EUR	250,000	292,071

Total Germany			5,613,361

Guernsey (0.1%)
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		$450,000	459,554

Hungary (1.0%)
Hungarian Government Bond
5.500%, 6/24/25	HUF	757,000,000	3,350,506

Ireland (0.8%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.950%, 2/1/22		$250,000	256,250
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.
4.625%, 5/15/23§		275,000	277,234
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		217,000	222,500
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23	GBP	200,000	324,024
Ryanair Ltd.
1.125%, 3/10/23(m)	EUR	660,000	758,889
Shire Acquisitions Investments Ireland Designated Activity Co.
3.200%, 9/23/26		$225,000	226,215
Virgin Media Receivables Financing Notes I DAC
5.500%, 9/15/24(b)§	GBP	375,000	485,449

Total Ireland			2,550,561

Italy (0.1%)
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		$200,000	204,005

Japan (0.3%)
Japan Bank for International Cooperation
2.500%, 5/28/25		250,000	261,111
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	205,765
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	107,645
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	253,687
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26		100,000	108,513

Total Japan			936,721

Luxembourg (0.4%)
Actavis Funding SCS
2.450%, 6/15/19		250,000	255,350
3.800%, 3/15/25		150,000	159,101
Befesa Zinc S.A.U. via Zinc Capital S.A.
8.875%, 5/15/18(m)	EUR	225,000	257,202
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	98,563
Gestamp Funding Luxembourg S.A.
3.500%, 5/15/23§	EUR	250,000	288,912
Pentair Finance S.A.
2.650%, 12/1/19		$94,000	93,410
Tyco Electronics Group S.A.
6.550%, 10/1/17		75,000	78,811

Total Luxembourg			1,231,349

Malaysia (1.9%)
Federation of Malaysia
3.955%, 9/15/25	MYR	16,150,000	3,982,339
3.900%, 11/30/26		7,000,000	1,741,813
4.498%, 4/15/30		2,275,000	579,958

Total Malaysia			6,304,110

Mexico (2.2%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20		$113,000	124,198
Mexican Bonos
6.500%, 6/10/21	MXN	57,000,000	3,021,947
Petroleos Mexicanos
5.750%, 3/1/18		$157,000	165,085
3.125%, 1/23/19(x)		150,000	151,350
3.500%, 1/30/23		94,000	88,525
4.875%, 1/18/24		100,000	101,250
United Mexican States
5.125%, 1/15/20		150,000	166,875
3.500%, 1/21/21(x)		150,000	159,375
4.000%, 10/2/23		150,000	160,425
5.750%, 3/5/26	MXN	63,930,000	3,232,275

Total Mexico			7,371,305

Netherlands (1.2%)
ABN AMRO Bank N.V.
2.450%, 6/4/20§		$320,000	326,632
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	269,318
Fiat Chrysler Automobiles N.V.
5.250%, 4/15/23		250,000	256,875
Grupo Antolin Dutch B.V.
5.125%, 6/30/22§	EUR	100,000	120,058
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	101,332
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	235,715

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
MDC-GMTN B.V.
5.500%, 4/20/21(m)		$319,000	$365,255
Mylan N.V.
3.950%, 6/15/26(b)§		100,000	100,774
PortAventura Entertainment Barcelona B.V.
7.250%, 12/1/20(m)	EUR	200,000	233,398
Shell International Finance B.V.
4.300%, 9/22/19		$188,000	203,251
3.400%, 8/12/23		50,000	53,421
3.250%, 5/11/25		95,000	100,208
Siemens Financieringsmaatschappij N.V.
2.350%, 10/15/26(b)§		800,000	787,616
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 7/21/23		100,000	100,261
3.150%, 10/1/26		300,000	302,331
Ziggo Secured Finance B.V.
4.250%, 1/15/27(b)§	EUR	450,000	504,395

Total Netherlands			4,060,840

New Zealand (2.0%)
New Zealand Government Bond
4.500%, 4/15/27(m)	NZD	7,565,000	6,646,969

Norway (2.1%)
Kingdom of Norway
(Zero Coupon), 12/21/16(m)	NOK	26,900,000	3,360,956
(Zero Coupon), 3/15/17(b)(m)		27,550,000	3,438,122
Statoil ASA
5.250%, 4/15/19		$94,000	102,634
3.700%, 3/1/24		100,000	109,989

Total Norway			7,011,701

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	88,165

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	216,756
10.625%, 3/16/25		100,000	162,911

Total Philippines			379,667

Poland (2.1%)
Republic of Poland
6.375%, 7/15/19		225,000	253,406
5.000%, 3/23/22		38,000	43,320
4.000%, 1/22/24		100,000	110,375
2.500%, 7/25/26	PLN	26,800,000	6,760,869

Total Poland			7,167,970

Romania (0.4%)
Romania Government Bond
5.750%, 4/29/20	RON	4,300,000	1,232,858

Singapore (1.8%)
Republic of Singapore
3.000%, 9/1/24	SGD	5,000,000	4,016,279
2.875%, 9/1/30		2,580,000	2,080,725

Total Singapore			6,097,004

South Africa (1.2%)
Republic of South Africa
8.000%, 12/21/18	ZAR	15,000,000	1,100,495
5.500%, 3/9/20		$200,000	217,750
7.750%, 2/28/23	ZAR	37,200,000	2,634,666

Total South Africa			3,952,911

South Korea (1.1%)
Export-Import Bank of Korea
2.875%, 9/17/18		$250,000	256,696
Republic of Korea
2.000%, 3/10/20	KRW	2,220,000,000	2,059,744
5.250%, 3/10/27		1,145,000,000	1,422,016

Total South Korea			3,738,456

Spain (1.9%)
Ence Energia y Celulosa S.A.
5.375%, 11/1/22(m)	EUR	215,000	250,577
Kingdom of Spain
1.300%, 10/31/26§		4,670,000	5,418,797
Telefonica Emisiones S.A.U.
5.597%, 3/12/20(m)	GBP	400,000	591,485
5.462%, 2/16/21		94,000	106,401

Total Spain			6,367,260

Supranational (4.3%)
Asian Development Bank
1.750%, 9/11/18		$100,000	101,479
1.875%, 2/18/22		2,200,000	2,246,194
2.125%, 3/19/25		100,000	102,630
European Bank for Reconstruction & Development
1.625%, 11/15/18		200,000	202,620
European Investment Bank
1.000%, 12/15/17		376,000	376,312
1.125%, 8/15/18		250,000	250,473
1.750%, 6/17/19		250,000	254,081
1.375%, 6/15/20		250,000	250,772
1.625%, 6/15/21		100,000	100,960
2.250%, 8/15/22		2,500,000	2,593,397
1.875%, 2/10/25		1,500,000	1,507,661
2.125%, 4/13/26		150,000	153,216
Inter-American Development Bank
3.875%, 2/14/20		94,000	102,276
2.125%, 1/15/25(m)		250,000	256,431
International Bank for Reconstruction & Development
1.000%, 6/15/18		250,000	250,301
1.000%, 10/5/18		250,000	250,129
2.250%, 6/24/21		200,000	208,246
1.625%, 2/10/22		3,800,000	3,837,488
2.125%, 2/13/23		131,000	135,501
2.500%, 7/29/25		250,000	264,409
International Finance Corp.
0.625%, 12/21/17		376,000	374,971
1.250%, 7/16/18		150,000	150,849
Nordic Investment Bank
0.750%, 1/17/18		376,000	375,198

Total Supranational			14,345,594

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	254,237
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		56,000	60,368

Total Sweden			314,605

Switzerland (0.2%)
Credit Suisse AG/New York
1.700%, 4/27/18		250,000	249,844
4.375%, 8/5/20		250,000	269,825
UBS AG/Connecticut
2.375%, 8/14/19		250,000	254,621

Total Switzerland			774,290

Thailand (1.1%)
Thailand Government Bond
3.850%, 12/12/25	THB	110,850,000	3,664,892

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
United Kingdom (6.9%)
AA Bond Co., Ltd.
5.500%, 7/31/22(m)	GBP	175,000	$224,014
Barclays Bank plc
5.140%, 10/14/20		$131,000	141,593
Barclays plc
2.750%, 11/8/19		250,000	251,652
3.200%, 8/10/21		200,000	201,100
BP Capital Markets plc
2.237%, 5/10/19		150,000	152,663
2.521%, 1/15/20		50,000	51,328
2.315%, 2/13/20		200,000	203,956
4.500%, 10/1/20		38,000	41,750
3.062%, 3/17/22		130,000	136,035
3.245%, 5/6/22		75,000	79,087
British Telecommunications plc
5.950%, 1/15/18		100,000	105,787
1.125%, 3/10/23(m)	EUR	325,000	381,430
Delphi Automotive plc
1.500%, 3/10/25		500,000	581,299
Firstgroup plc
5.250%, 11/29/22(m)	GBP	400,000	608,997
Heathrow Funding Ltd.
1.875%, 5/23/22(m)	EUR	200,000	243,916
7.125%, 2/14/24(m)	GBP	250,000	432,968
HSBC Holdings plc
5.100%, 4/5/21		$150,000	165,713
4.000%, 3/30/22		100,000	106,191
3.600%, 5/25/23		200,000	206,391
Ineos Finance plc
4.000%, 5/1/23§	EUR	375,000	422,351
International Game Technology plc
6.250%, 2/15/22§		$250,000	265,550
Jaguar Land Rover Automotive plc
3.500%, 3/15/20§		200,000	204,600
5.000%, 2/15/22(m)	GBP	150,000	213,136
Lincoln Finance Ltd.
6.875%, 4/15/21§	EUR	100,000	120,900
Lloyds Bank plc
2.300%, 11/27/18		$200,000	201,919
Lloyds Banking Group plc
4.500%, 11/4/24(x)		200,000	206,440
Merlin Entertainments plc
2.750%, 3/15/22(m)	EUR	225,000	261,625
New Look Secured Issuer plc
6.500%, 7/1/22§	GBP	300,000	359,234
Pizzaexpress Financing 2 plc
6.625%, 8/1/21(m)		100,000	126,226
Rio Tinto Finance USA plc
3.500%, 3/22/22		$110,000	117,877
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	205,160
Santander UK plc
2.350%, 9/10/19		150,000	151,310
2.375%, 3/16/20		700,000	706,544
Sky plc
3.750%, 9/16/24§		700,000	736,377
TES Finance plc
6.750%, 7/15/20(m)	GBP	300,000	299,411
Tesco plc
6.125%, 2/24/22		255,000	375,777
United Kingdom Gilt
1.750%, 7/22/19(m)		725,000	982,195
2.000%, 9/7/25(m)		4,170,000	6,029,587
1.500%, 7/22/26(b)(m)		1,550,000	2,148,357
4.250%, 6/7/32(m)		1,100,000	2,050,491
3.500%, 1/22/45		725,000	1,370,880
Vodafone Group plc
5.450%, 6/10/19		$113,000	123,777
2.950%, 2/19/23		94,000	96,375
1.750%, 8/25/23(m)	EUR	250,000	302,465
Wagamama Finance plc
7.875%, 2/1/20§	GBP	100,000	136,109
Worldpay Finance plc
3.750%, 11/15/22(m)	EUR	250,000	301,142
WPP Finance 2010
3.750%, 9/19/24		$50,000	53,163

Total United Kingdom			22,884,848

United States (52.8%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	63,880
3.700%, 10/15/25(x)		100,000	108,137
3M Co.
3.000%, 8/7/25		100,000	107,649
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	98,673
Abbott Laboratories
2.550%, 3/15/22		90,000	92,162
AbbVie, Inc.
2.000%, 11/6/18		131,000	132,054
2.900%, 11/6/22		131,000	134,094
3.600%, 5/14/25		150,000	156,514
Actavis, Inc.
3.250%, 10/1/22		75,000	77,528
Aetna, Inc.
2.200%, 3/15/19		250,000	253,810
3.200%, 6/15/26		55,000	55,916
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	59,649
Albemarle Corp.
3.000%, 12/1/19		150,000	154,480
1.875%, 12/8/21(m)	EUR	350,000	416,195
Allstate Corp.
3.150%, 6/15/23		$94,000	99,279
Altria Group, Inc.
9.250%, 8/6/19		42,000	50,961
2.950%, 5/2/23(x)		94,000	98,370
4.000%, 1/31/24		100,000	111,890
Amazon.com, Inc.
2.600%, 12/5/19		100,000	103,834
3.300%, 12/5/21		100,000	106,964
American Electric Power Co., Inc.
1.650%, 12/15/17		100,000	100,519
American Express Co.
7.000%, 3/19/18		103,000	111,325
2.650%, 12/2/22		203,000	207,540
American International Group, Inc.
4.875%, 6/1/22		150,000	168,591
American Tower Corp.
5.050%, 9/1/20		113,000	124,917
5.000%, 2/15/24		100,000	113,668
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	104,600
4.000%, 10/15/23		100,000	109,074
Amgen, Inc.
3.450%, 10/1/20		188,000	200,122
2.700%, 5/1/22		75,000	77,197
3.625%, 5/15/22		56,000	60,161
Amphenol Corp.
2.550%, 1/30/19		75,000	76,825

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Anadarko Petroleum Corp.
5.550%, 3/15/26(x)		$100,000	$113,816
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	41,147
Anheuser-Busch InBev Finance, Inc.
1.250%, 1/17/18		150,000	150,626
2.150%, 2/1/19		250,000	254,314
2.650%, 2/1/21		75,000	77,279
2.625%, 1/17/23		94,000	95,688
3.300%, 2/1/23		150,000	158,350
3.650%, 2/1/26		250,000	268,473
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	51,811
Anthem, Inc.
2.300%, 7/15/18		250,000	253,238
2.250%, 8/15/19		100,000	101,239
Aon Corp.
5.000%, 9/30/20		113,000	125,027
Apple, Inc.
1.000%, 5/3/18		94,000	93,874
2.100%, 5/6/19		150,000	153,405
2.850%, 5/6/21		250,000	263,707
2.150%, 2/9/22		100,000	101,853
2.850%, 2/23/23		75,000	78,857
3.200%, 5/13/25		75,000	79,658
2.450%, 8/4/26		100,000	100,097
Applied Materials, Inc.
4.300%, 6/15/21		75,000	83,362
Arizona Public Service Co.
3.150%, 5/15/25		100,000	105,996
Arrow Electronics, Inc.
3.500%, 4/1/22		900,000	914,308
AT&T, Inc.
5.500%, 2/1/18		64,000	67,434
5.800%, 2/15/19		188,000	205,981
4.600%, 2/15/21		188,000	207,178
3.875%, 8/15/21		113,000	121,473
3.000%, 6/30/22		50,000	51,399
2.625%, 12/1/22		94,000	94,511
3.950%, 1/15/25		100,000	106,593
3.400%, 5/15/25		150,000	154,109
Atmos Energy Corp.
8.500%, 3/15/19		56,000	64,785
Autodesk, Inc.
1.950%, 12/15/17		28,000	28,229
AutoZone, Inc.
4.000%, 11/15/20		94,000	101,183
AvalonBay Communities, Inc.
3.625%, 10/1/20		100,000	106,633
Ball Corp.
4.375%, 12/15/23	EUR	250,000	312,783
Bank of America Corp.
5.650%, 5/1/18		$390,000	414,161
2.600%, 1/15/19		200,000	203,630
2.650%, 4/1/19		100,000	101,927
7.625%, 6/1/19		190,000	218,073
2.250%, 4/21/20		100,000	100,581
5.625%, 7/1/20		190,000	213,148
2.625%, 10/19/20		150,000	153,081
4.125%, 1/22/24		100,000	108,497
4.200%, 8/26/24		100,000	106,128
4.000%, 1/22/25		100,000	104,122
3.500%, 4/19/26		100,000	104,131
Bank of New York Mellon Corp.
2.600%, 8/17/20		120,000	123,729
4.150%, 2/1/21		113,000	123,773
3.000%, 2/24/25		65,000	67,943
BB&T Corp.
2.250%, 2/1/19(x)		100,000	101,730
2.450%, 1/15/20		100,000	102,440
Bear Stearns Cos. LLC
4.650%, 7/2/18		75,000	79,115
Becton Dickinson and Co.
1.800%, 12/15/17		100,000	100,457
2.675%, 12/15/19		150,000	155,228
Berkshire Hathaway Energy Co.
5.750%, 4/1/18		56,000	59,657
2.000%, 11/15/18		130,000	131,380
2.400%, 2/1/20		150,000	153,793
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22		94,000	99,505
Berkshire Hathaway, Inc.
2.750%, 3/15/23		65,000	67,585
3.125%, 3/15/26		100,000	105,206
Biogen, Inc.
4.050%, 9/15/25		100,000	108,799
Boeing Capital Corp.
2.900%, 8/15/18		94,000	96,919
Boston Properties LP
5.625%, 11/15/20		100,000	114,403
3.650%, 2/1/26		100,000	105,863
Boston Scientific Corp.
2.650%, 10/1/18		100,000	102,162
3.850%, 5/15/25		50,000	53,058
Bristol-Myers Squibb Co.
1.750%, 3/1/19		100,000	101,558
2.000%, 8/1/22		94,000	94,914
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26		30,000	30,666
Burlington Northern Santa Fe LLC
5.750%, 3/15/18		75,000	79,900
3.050%, 3/15/22		94,000	98,880
3.750%, 4/1/24		25,000	27,548
CA, Inc.
2.875%, 8/15/18		100,000	101,896
Capital One Bank USA N.A.
3.375%, 2/15/23		300,000	308,229
Cardinal Health, Inc.
3.200%, 6/15/22		75,000	78,701
Caterpillar Financial Services Corp.
7.150%, 2/15/19		60,000	67,921
2.100%, 6/9/19		250,000	254,080
Caterpillar, Inc.
2.600%, 6/26/22		56,000	58,054
CBS Corp.
5.750%, 4/15/20		94,000	106,107
Celgene Corp.
3.950%, 10/15/20		19,000	20,441
3.875%, 8/15/25		150,000	160,499
Cemex Finance LLC
4.625%, 6/15/24§	EUR	200,000	230,287
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		$65,000	70,334
CF Industries, Inc.
7.125%, 5/1/20		56,000	64,469
Charles Schwab Corp.
3.225%, 9/1/22		188,000	199,210
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25§		170,000	187,119

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Chevron Corp.
2.193%, 11/15/19	$285,000	$291,579
3.191%, 6/24/23	75,000	80,468
2.954%, 5/16/26	150,000	155,193
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	106,567
Cigna Corp.
4.500%, 3/15/21	94,000	103,533
Cisco Systems, Inc.
4.450%, 1/15/20	188,000	205,684
2.200%, 2/28/21	250,000	255,548
Citigroup, Inc.
1.750%, 5/1/18	94,000	94,140
2.650%, 10/26/20	250,000	255,165
4.500%, 1/14/22	100,000	110,495
3.875%, 10/25/23	100,000	107,149
3.750%, 6/16/24	150,000	159,469
3.300%, 4/27/25	65,000	66,759
4.400%, 6/10/25	100,000	105,935
Clorox Co.
3.500%, 12/15/24	100,000	107,001
CNA Financial Corp.
5.875%, 8/15/20	56,000	63,532
Coca-Cola Co.
3.150%, 11/15/20	169,000	180,246
3.200%, 11/1/23	100,000	107,312
Colgate-Palmolive Co.
1.500%, 11/1/18	100,000	100,910
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	53,361
Comcast Corp.
5.150%, 3/1/20	94,000	105,328
3.375%, 8/15/25	100,000	107,324
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	160,986
2.550%, 6/15/26	100,000	101,308
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	80,000	88,738
ConAgra Foods, Inc.
3.200%, 1/25/23	54,000	56,036
Connecticut Light & Power Co.
2.500%, 1/15/23	94,000	95,722
ConocoPhillips Co.
2.875%, 11/15/21	80,000	82,083
2.400%, 12/15/22	244,000	241,145
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	131,000	139,668
Consumers Energy Co.
6.700%, 9/15/19	94,000	108,359
Corning, Inc.
4.250%, 8/15/20	56,000	60,421
Costco Wholesale Corp.
2.250%, 2/15/22	55,000	56,556
Crown Castle International Corp.
4.450%, 2/15/26	100,000	109,886
CSX Corp.
7.375%, 2/1/19	98,000	110,940
3.350%, 11/1/25	100,000	107,011
CVS Health Corp.
2.250%, 12/5/18	250,000	254,225
3.875%, 7/20/25	133,000	144,534
2.875%, 6/1/26	150,000	151,747
DDR Corp.
3.625%, 2/1/25	100,000	101,100
Deere & Co.
4.375%, 10/16/19	131,000	142,637
2.600%, 6/8/22	38,000	39,526
Delphi Corp.
4.150%, 3/15/24	100,000	107,480
Devon Energy Corp.
4.000%, 7/15/21	113,000	117,849
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.450%, 6/15/23§	100,000	106,675
6.020%, 6/15/26§	150,000	164,540
Discover Financial Services
3.950%, 11/6/24	100,000	102,400
Discovery Communications LLC
5.050%, 6/1/20	38,000	41,670
4.375%, 6/15/21	38,000	41,163
Dollar General Corp.
1.875%, 4/15/18	56,000	56,299
Dominion Gas Holdings LLC
3.600%, 12/15/24	50,000	52,844
Dominion Resources, Inc.
2.500%, 12/1/19	300,000	306,244
Dow Chemical Co.
8.550%, 5/15/19	113,000	132,296
4.250%, 11/15/20	59,000	64,041
DTE Energy Co.
2.400%, 12/1/19	150,000	153,081
Duke Energy Corp.
3.950%, 10/15/23	100,000	109,409
Duke Energy Indiana LLC
3.750%, 7/15/20	38,000	40,982
Eastman Chemical Co.
3.600%, 8/15/22	75,000	79,474
Eaton Corp.
2.750%, 11/2/22	94,000	97,183
eBay, Inc.
3.250%, 10/15/20	38,000	39,738
Ecolab, Inc.
4.350%, 12/8/21	94,000	105,066
Emerson Electric Co.
2.625%, 2/15/23	94,000	97,224
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	159,213
4.050%, 3/15/25	100,000	99,197
Entergy Corp.
5.125%, 9/15/20	113,000	125,417
Enterprise Products Operating LLC
2.550%, 10/15/19	150,000	152,814
3.350%, 3/15/23	94,000	95,808
3.900%, 2/15/24	50,000	52,086
EOG Resources, Inc.
5.625%, 6/1/19	28,000	30,581
4.100%, 2/1/21	75,000	80,827
EQT Corp.
4.875%, 11/15/21	94,000	102,799
Essex Portfolio LP
3.875%, 5/1/24	100,000	106,519
Expedia, Inc.
5.950%, 8/15/20	56,000	63,140
Express Scripts Holding Co.
2.250%, 6/15/19	150,000	152,193
3.900%, 2/15/22	94,000	101,329
Exxon Mobil Corp.
1.305%, 3/6/18	100,000	100,259
2.397%, 3/6/22	100,000	102,516
3.176%, 3/15/24	100,000	107,445

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17		$275,000	$288,408
0.875%, 3/7/18		500,000	500,548
1.200%, 10/29/18		800,000	800,184
2.375%, 1/13/22		1,614,000	1,699,643
Federal National Mortgage Association
0.875%, 5/21/18		188,000	188,085
1.875%, 9/18/18		250,000	254,830
1.625%, 11/27/18		350,000	355,280
1.750%, 6/20/19		800,000	817,447
1.000%, 8/28/19		1,500,000	1,499,367
2.625%, 9/6/24		200,000	214,404
FedEx Corp.
2.300%, 2/1/20		60,000	61,253
2.625%, 8/1/22		19,000	19,621
1.625%, 1/11/27	EUR	250,000	294,958
Fidelity National Information Services, Inc.
3.500%, 4/15/23		$75,000	78,670
5.000%, 10/15/25		100,000	114,276
Fifth Third Bancorp
2.300%, 3/1/19		75,000	76,079
2.875%, 7/27/20		150,000	155,568
Financing Corp.
9.800%, 4/6/18		150,000	170,409
Fiserv, Inc.
4.750%, 6/15/21		56,000	62,543
Florida Power & Light Co.
3.250%, 6/1/24		100,000	106,906
Flowserve Corp.
4.000%, 11/15/23		50,000	52,353
Ford Motor Credit Co. LLC
1.724%, 12/6/17		250,000	250,189
2.875%, 10/1/18		200,000	204,276
4.389%, 1/8/26		200,000	214,277
GATX Corp.
2.375%, 7/30/18		94,000	94,885
General Dynamics Corp.
3.875%, 7/15/21		38,000	41,614
2.250%, 11/15/22		56,000	57,180
General Electric Co.
5.250%, 12/6/17		75,000	78,600
6.000%, 8/7/19		150,000	169,422
5.300%, 2/11/21		76,000	87,043
2.700%, 10/9/22		75,000	78,092
3.100%, 1/9/23		75,000	79,710
General Mills, Inc.
5.650%, 2/15/19		94,000	103,071
2.200%, 10/21/19		100,000	102,007
General Motors Financial Co., Inc.
3.100%, 1/15/19		250,000	254,850
4.000%, 1/15/25		100,000	101,520
4.300%, 7/13/25		100,000	104,140
5.250%, 3/1/26		50,000	54,875
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	126,090
3.250%, 9/1/22		30,000	31,919
3.650%, 3/1/26		100,000	107,582
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		94,000	100,409
2.800%, 3/18/23		94,000	98,256
Goldman Sachs Group, Inc.
6.150%, 4/1/18		282,000	300,366
2.625%, 1/31/19		275,000	280,382
2.550%, 10/23/19		100,000	102,166
6.000%, 6/15/20		188,000	213,888
2.750%, 9/15/20		30,000	30,745
3.625%, 1/22/23		56,000	59,154
3.850%, 7/8/24		150,000	159,338
2.125%, 9/30/24(m)	EUR	500,000	610,039
4.250%, 10/21/25		$75,000	78,664
3.750%, 2/25/26		30,000	31,527
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	41,628
Halliburton Co.
3.800%, 11/15/25		150,000	155,573
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		56,000	62,312
HCP, Inc.
2.625%, 2/1/20		94,000	95,578
3.400%, 2/1/25		100,000	98,450
Hewlett Packard Enterprise Co.
4.900%, 10/15/25§		200,000	212,516
Historic TW, Inc.
6.875%, 6/15/18		38,000	41,425
Home Depot, Inc.
2.000%, 6/15/19		250,000	254,849
2.625%, 6/1/22		75,000	78,058
2.125%, 9/15/26		25,000	24,639
Honeywell International, Inc.
5.300%, 3/1/18		64,000	67,752
Hospitality Properties Trust
4.500%, 3/15/25		100,000	101,593
HP, Inc.
4.050%, 9/15/22(x)		100,000	106,232
HSBC Finance Corp.
6.676%, 1/15/21		83,000	95,497
HSBC USA, Inc.
1.625%, 1/16/18		100,000	100,034
2.250%, 6/23/19		300,000	303,162
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	109,278
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		75,000	82,329
Intel Corp.
3.300%, 10/1/21		94,000	100,778
2.700%, 12/15/22		75,000	78,028
Intercontinental Exchange, Inc.
2.750%, 12/1/20		125,000	129,779
International Business Machines Corp.
1.950%, 2/12/19(x)		150,000	152,279
3.625%, 2/12/24		150,000	162,449
International Paper Co.
4.750%, 2/15/22		47,000	52,366
3.650%, 6/15/24		100,000	105,163
J.M. Smucker Co.
3.000%, 3/15/22		135,000	141,536
Jefferies Group LLC
5.125%, 4/13/18		75,000	78,024
Johnson & Johnson
2.450%, 12/5/21		100,000	104,912
2.050%, 3/1/23		25,000	25,372
3.375%, 12/5/23		50,000	55,226
JPMorgan Chase & Co.
1.625%, 5/15/18		94,000	94,136
2.250%, 1/23/20		100,000	101,143
4.250%, 10/15/20		376,000	407,328
3.250%, 9/23/22		301,000	315,251
3.200%, 1/25/23		131,000	136,639
3.625%, 5/13/24		100,000	106,277
3.875%, 9/10/24		150,000	157,478

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
3.125%, 1/23/25		$100,000	$102,426
3.300%, 4/1/26		100,000	103,335
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		250,000	260,742
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	41,002
Kellogg Co.
4.000%, 12/15/20		94,000	102,676
KeyCorp
2.900%, 9/15/20		75,000	77,862
5.100%, 3/24/21		75,000	84,678
Kimberly-Clark Corp.
1.900%, 5/22/19		150,000	152,446
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	170,148
6.500%, 4/1/20		75,000	84,293
Kinder Morgan, Inc.
3.050%, 12/1/19		250,000	255,500
KLA-Tencor Corp.
4.125%, 11/1/21		90,000	96,678
Kohl’s Corp.
4.750%, 12/15/23		50,000	54,104
Kraft Heinz Foods Co.
5.375%, 2/10/20		98,000	109,445
3.500%, 7/15/22		100,000	106,248
Kroger Co.
6.150%, 1/15/20		94,000	106,948
L-3 Communications Corp.
4.950%, 2/15/21		56,000	62,032
Laboratory Corp. of America Holdings
2.500%, 11/1/18		100,000	101,678
3.200%, 2/1/22		50,000	51,885
Lam Research Corp.
3.800%, 3/15/25		30,000	31,545
Leucadia National Corp.
5.500%, 10/18/23		50,000	52,270
LG&E & KU Energy LLC
3.750%, 11/15/20		75,000	80,008
Liberty Property LP
4.125%, 6/15/22		56,000	59,950
Life Technologies Corp.
5.000%, 1/15/21		75,000	82,717
Lincoln National Corp.
4.850%, 6/24/21		56,000	61,830
Lockheed Martin Corp.
4.250%, 11/15/19		113,000	122,729
3.550%, 1/15/26		100,000	108,298
Lowe’s Cos., Inc.
3.375%, 9/15/25		100,000	107,664
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24		100,000	100,670
Marathon Oil Corp.
2.800%, 11/1/22		75,000	69,655
Marathon Petroleum Corp.
5.125%, 3/1/21		94,000	104,305
Marriott International, Inc.
3.125%, 10/15/21		100,000	104,546
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24		100,000	105,044
McDonald’s Corp.
5.350%, 3/1/18		75,000	79,221
3.250%, 6/10/24		150,000	158,513
McKesson Corp.
2.284%, 3/15/19		150,000	152,993
Medco Health Solutions, Inc.
7.125%, 3/15/18		38,000	40,967
4.125%, 9/15/20		75,000	80,951
Medtronic, Inc.
2.500%, 3/15/20		150,000	155,235
3.150%, 3/15/22		55,000	58,266
3.500%, 3/15/25		100,000	107,982
Merck & Co., Inc.
1.300%, 5/18/18		94,000	94,328
1.850%, 2/10/20		150,000	152,979
2.350%, 2/10/22		30,000	30,787
MetLife, Inc.
6.817%, 8/15/18		68,000	74,594
4.750%, 2/8/21		100,000	111,817
Microsoft Corp.
1.000%, 5/1/18		113,000	112,976
1.625%, 12/6/18		150,000	151,581
3.000%, 10/1/20		56,000	59,428
2.375%, 2/12/22		60,000	61,833
2.650%, 11/3/22		75,000	78,226
2.125%, 11/15/22		100,000	101,273
2.000%, 8/8/23		90,000	90,037
Molson Coors Brewing Co.
3.000%, 7/15/26		100,000	100,923
Mondelez International, Inc.
2.250%, 2/1/19		100,000	101,592
Monsanto Co.
2.750%, 7/15/21		35,000	35,971
Moody’s Corp.
4.500%, 9/1/22		19,000	21,304
Morgan Stanley
2.500%, 1/24/19		150,000	152,602
7.300%, 5/13/19		282,000	320,817
2.375%, 7/23/19		150,000	152,675
5.500%, 1/26/20		150,000	166,233
2.800%, 6/16/20(x)		95,000	97,391
5.750%, 1/25/21		188,000	214,951
2.500%, 4/21/21		100,000	101,145
3.750%, 2/25/23		56,000	59,458
4.100%, 5/22/23		100,000	105,746
1.750%, 1/30/25	EUR	350,000	416,980
4.000%, 7/23/25		$100,000	107,546
3.125%, 7/27/26		100,000	100,662
Mosaic Co.
4.250%, 11/15/23		100,000	106,516
Motorola Solutions, Inc.
3.750%, 5/15/22		56,000	57,371
MPLX LP
4.500%, 7/15/23		50,000	51,102
4.875%, 6/1/25		50,000	51,863
MUFG Americas Holdings Corp.
3.000%, 2/10/25		150,000	152,800
Nabors Industries, Inc.
4.625%, 9/15/21		94,000	88,595
Nasdaq, Inc.
5.550%, 1/15/20		75,000	82,701
National Oilwell Varco, Inc.
2.600%, 12/1/22		113,000	106,570
National Retail Properties, Inc.
3.900%, 6/15/24		100,000	105,253
National Rural Utilities Cooperative Finance Corp.
2.150%, 2/1/19		200,000	203,927
NBCUniversal Media LLC
4.375%, 4/1/21		150,000	167,236

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
NetApp, Inc.
2.000%, 12/15/17		$38,000	$38,076
3.375%, 6/15/21		100,000	104,797
Newell Brands, Inc.
3.150%, 4/1/21		200,000	208,303
3.850%, 4/1/23		55,000	58,869
Newmont Mining Corp.
3.500%, 3/15/22		94,000	97,639
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19		150,000	153,214
NiSource Finance Corp.
6.125%, 3/1/22		100,000	118,995
Noble Energy, Inc.
4.150%, 12/15/21		94,000	99,736
Norfolk Southern Corp.
5.900%, 6/15/19		103,000	114,164
Northrop Grumman Corp.
3.500%, 3/15/21		19,000	20,367
Novartis Capital Corp.
3.000%, 11/20/25		150,000	158,535
Occidental Petroleum Corp.
2.700%, 2/15/23		94,000	95,950
Omnicom Group, Inc.
4.450%, 8/15/20		38,000	41,497
3.625%, 5/1/22		19,000	20,308
Oncor Electric Delivery Co. LLC
2.150%, 6/1/19		150,000	152,054
ONEOK Partners LP
8.625%, 3/1/19		94,000	106,761
Oracle Corp.
5.750%, 4/15/18		188,000	201,092
2.250%, 10/8/19		250,000	256,219
2.500%, 5/15/22		100,000	102,405
2.500%, 10/15/22		75,000	76,558
2.400%, 9/15/23		100,000	100,541
2.650%, 7/15/26		100,000	100,063
Pacific Gas & Electric Co.
8.250%, 10/15/18		38,000	43,035
3.500%, 10/1/20		56,000	59,819
2.950%, 3/1/26		100,000	104,174
Parker-Hannifin Corp.
3.300%, 11/21/24		100,000	107,034
PepsiCo, Inc.
5.000%, 6/1/18		94,000	99,928
7.900%, 11/1/18		19,000	21,543
1.850%, 4/30/20		100,000	101,298
2.750%, 3/1/23		200,000	208,952
Pfizer, Inc.
4.650%, 3/1/18		38,000	39,957
6.200%, 3/15/19		94,000	104,776
2.100%, 5/15/19		100,000	101,937
Philip Morris International, Inc.
5.650%, 5/16/18		75,000	80,223
3.600%, 11/15/23		50,000	54,430
Pitney Bowes, Inc.
4.750%, 5/15/18		38,000	39,639
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18		79,000	84,295
3.850%, 10/15/23		100,000	99,672
PNC Bank N.A.
2.950%, 2/23/25		250,000	257,702
PPL Capital Funding, Inc.
4.200%, 6/15/22		47,000	51,597
Precision Castparts Corp.
2.500%, 1/15/23		38,000	39,127
Priceline Group, Inc.
2.375%, 9/23/24	EUR	600,000	730,087
Procter & Gamble Co.
4.700%, 2/15/19		$131,000	141,610
Progress Energy, Inc.
4.400%, 1/15/21		94,000	102,513
Progressive Corp.
3.750%, 8/23/21		56,000	61,112
Prologis LP
3.350%, 2/1/21		150,000	158,715
Prudential Financial, Inc.
2.350%, 8/15/19		150,000	152,869
5.875%, 9/15/42(l)		100,000	110,000
Public Service Electric & Gas Co.
2.000%, 8/15/19		150,000	152,806
3.050%, 11/15/24		100,000	105,497
Puget Energy, Inc.
3.650%, 5/15/25		50,000	52,022
QUALCOMM, Inc.
3.450%, 5/20/25		100,000	106,234
QVC, Inc.
3.125%, 4/1/19		250,000	256,538
Raytheon Co.
3.125%, 10/15/20		94,000	99,530
Realty Income Corp.
3.250%, 10/15/22		56,000	57,921
Reinsurance Group of America, Inc.
4.700%, 9/15/23		50,000	54,648
Republic Services, Inc.
5.250%, 11/15/21		94,000	108,322
Reynolds American, Inc.
6.875%, 5/1/20		38,000	44,401
4.850%, 9/15/23		150,000	171,707
Roper Technologies, Inc.
3.125%, 11/15/22		75,000	76,897
Ryder System, Inc.
2.500%, 5/11/20		45,000	45,481
S&P Global, Inc.
3.300%, 8/14/20		35,000	36,802
San Diego Gas & Electric Co.
3.600%, 9/1/23		100,000	109,869
Santander Holdings USA, Inc.
2.650%, 4/17/20		120,000	120,682
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		100,000	104,572
Sempra Energy
2.400%, 3/15/20		200,000	203,739
Senior Housing Properties Trust
3.250%, 5/1/19		100,000	100,834
Simon Property Group LP
2.200%, 2/1/19		100,000	101,962
5.650%, 2/1/20		188,000	210,444
3.300%, 1/15/26		100,000	105,618
Southern California Edison Co.
3.875%, 6/1/21		19,000	20,854
Southern Co.
2.150%, 9/1/19		100,000	101,420
2.750%, 6/15/20		100,000	102,703
Southwestern Electric Power Co.
6.450%, 1/15/19		56,000	61,597
Stanley Black & Decker, Inc.
2.900%, 11/1/22		56,000	58,745

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Starbucks Corp.
3.850%, 10/1/23		$50,000	$55,957
State of California
5.700%, 11/1/21		100,000	118,115
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19		90,000	97,362
State Street Corp.
3.300%, 12/16/24		65,000	69,280
Stryker Corp.
3.500%, 3/15/26		100,000	105,751
Synchrony Financial
2.700%, 2/3/20		25,000	25,341
3.750%, 8/15/21		50,000	52,780
4.500%, 7/23/25		100,000	105,792
Sysco Corp.
2.600%, 10/1/20		30,000	31,005
3.750%, 10/1/25		100,000	107,258
Target Corp.
6.000%, 1/15/18		100,000	106,170
2.300%, 6/26/19		250,000	257,148
TD Ameritrade Holding Corp.
2.950%, 4/1/22		100,000	104,443
Tennessee Valley Authority
6.250%, 12/15/17		38,000	40,521
4.500%, 4/1/18		94,000	99,087
Texas Instruments, Inc.
1.750%, 5/1/20(x)		100,000	101,192
Textron, Inc.
4.300%, 3/1/24		100,000	108,853
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21		160,000	170,853
0.750%, 9/12/24	EUR	350,000	393,517
Time Warner Cable LLC
8.250%, 4/1/19		$200,000	230,625
Time Warner, Inc.
3.550%, 6/1/24		150,000	159,265
Toyota Motor Credit Corp.
2.150%, 3/12/20		135,000	137,465
3.300%, 1/12/22		94,000	100,847
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26§		50,000	64,832
Travelers Cos., Inc.
5.750%, 12/15/17		113,000	118,936
Tyson Foods, Inc.
4.500%, 6/15/22		75,000	83,089
U.S. Bancorp
2.200%, 4/25/19		150,000	152,963
3.600%, 9/11/24		150,000	160,871
U.S. Treasury Bonds
8.500%, 2/15/20		113,000	141,276
8.125%, 5/15/21		500,000	657,102
7.125%, 2/15/23		188,000	254,668
7.500%, 11/15/24		500,000	732,504
U.S. Treasury Notes
4.250%, 11/15/17		563,000	585,116
1.000%, 12/15/17		2,241,000	2,248,682
0.750%, 12/31/17		693,000	693,233
2.750%, 12/31/17		500,000	512,569
0.875%, 1/15/18		3,000,000	3,006,524
0.750%, 2/28/18		2,253,000	2,253,935
2.750%, 2/28/18		939,000	965,663
1.000%, 3/15/18		500,000	501,833
0.750%, 3/31/18		800,000	800,010
0.875%, 3/31/18		3,000,000	3,005,780
2.875%, 3/31/18		1,000,000	1,031,570
0.625%, 4/30/18		318,000	317,444
2.625%, 4/30/18		939,000	966,623
1.000%, 5/15/18		800,000	803,219
1.000%, 5/31/18		2,500,000	2,510,156
2.375%, 5/31/18		500,000	513,305
1.375%, 6/30/18		376,000	379,966
2.375%, 6/30/18		600,000	616,636
0.750%, 7/31/18		800,000	799,847
1.375%, 7/31/18		880,000	889,553
1.000%, 8/15/18		700,000	702,953
0.750%, 8/31/18		1,000,000	999,805
1.500%, 8/31/18		51,000	51,691
0.875%, 10/15/18		700,000	701,154
1.250%, 10/31/18		550,000	554,997
1.250%, 11/30/18		1,700,000	1,715,672
1.375%, 11/30/18		900,000	910,758
1.250%, 12/15/18		1,800,000	1,816,903
1.375%, 2/28/19		1,938,000	1,962,679
1.500%, 2/28/19		300,000	304,695
1.625%, 3/31/19		400,000	407,628
3.125%, 5/15/19		500,000	529,371
1.125%, 5/31/19		500,000	503,664
1.500%, 5/31/19		500,000	508,359
1.625%, 6/30/19		1,500,000	1,530,504
0.750%, 7/15/19		800,000	797,437
1.625%, 7/31/19		600,000	612,520
3.625%, 8/15/19		843,000	908,372
1.625%, 8/31/19		1,000,000	1,021,016
1.500%, 10/31/19		1,600,000	1,628,037
3.375%, 11/15/19		1,069,000	1,149,158
1.500%, 11/30/19		1,400,000	1,424,467
1.625%, 12/31/19		500,000	510,746
3.625%, 2/15/20		1,011,000	1,099,439
1.250%, 2/29/20		500,000	504,477
1.375%, 2/29/20		1,000,000	1,013,125
1.375%, 3/31/20		500,000	506,562
3.500%, 5/15/20		1,251,000	1,360,619
1.375%, 5/31/20		289,000	292,624
1.625%, 6/30/20		900,000	919,702
2.625%, 8/15/20		376,000	398,240
1.375%, 8/31/20		900,000	911,039
1.375%, 9/30/20		1,500,000	1,517,965
2.000%, 9/30/20		550,000	569,933
1.375%, 10/31/20		200,000	202,349
1.750%, 10/31/20		1,000,000	1,026,320
2.625%, 11/15/20		1,274,000	1,352,530
1.625%, 11/30/20		1,800,000	1,838,995
2.000%, 11/30/20		300,000	310,967
1.750%, 12/31/20		1,700,000	1,745,542
2.375%, 12/31/20		350,000	368,320
1.125%, 2/28/21		1,000,000	1,000,711
2.000%, 2/28/21		400,000	414,856
3.125%, 5/15/21		1,946,000	2,117,491
1.375%, 5/31/21		500,000	505,477
1.125%, 6/30/21		1,000,000	998,914
2.125%, 6/30/21		3,700,000	3,863,523
1.125%, 7/31/21		800,000	798,913
2.250%, 7/31/21		900,000	945,246
2.125%, 8/15/21		688,000	718,492
2.125%, 9/30/21		500,000	522,500
2.000%, 11/15/21		1,722,000	1,788,943
1.875%, 11/30/21		1,700,000	1,755,927
1.500%, 1/31/22		200,000	202,677
2.000%, 2/15/22		688,000	715,101
1.750%, 3/31/22		1,400,000	1,436,072

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
1.750%, 4/30/22		$700,000	$717,823
1.750%, 5/15/22		564,000	578,232
2.125%, 6/30/22		900,000	941,365
2.000%, 7/31/22		400,000	415,619
1.625%, 8/15/22		1,003,000	1,021,148
1.750%, 9/30/22		550,000	563,591
1.875%, 10/31/22		700,000	722,241
1.625%, 11/15/22		376,000	382,319
2.000%, 11/30/22		500,000	519,504
2.125%, 12/31/22		350,000	366,209
1.750%, 1/31/23		900,000	921,220
1.500%, 3/31/23		500,000	503,668
1.750%, 5/15/23		500,000	511,281
1.375%, 6/30/23		500,000	499,172
2.500%, 8/15/23		350,000	375,033
1.375%, 8/31/23		300,000	299,095
1.375%, 9/30/23		400,000	398,500
2.750%, 11/15/23		1,350,000	1,471,184
2.750%, 2/15/24		2,550,000	2,782,847
2.500%, 5/15/24		1,800,000	1,934,381
2.375%, 8/15/24		1,600,000	1,704,950
2.250%, 11/15/24		1,760,000	1,859,280
2.000%, 2/15/25		2,139,000	2,216,581
2.000%, 8/15/25		1,250,000	1,294,613
2.250%, 11/15/25		2,000,000	2,113,048
1.625%, 2/15/26		1,400,000	1,403,705
1.625%, 5/15/26		1,300,000	1,302,982
1.500%, 8/15/26		300,000	297,375
Unilever Capital Corp.
2.000%, 7/28/26		100,000	97,682
Union Pacific Corp.
5.700%, 8/15/18		94,000	101,658
United Parcel Service, Inc.
3.125%, 1/15/21		75,000	79,975
United Technologies Corp.
3.100%, 6/1/22		56,000	60,098
UnitedHealth Group, Inc.
6.000%, 2/15/18		56,000	59,742
2.300%, 12/15/19		150,000	154,096
2.875%, 12/15/21		45,000	47,455
3.750%, 7/15/25		100,000	109,495
Valero Energy Corp.
6.125%, 2/1/20		56,000	63,279
Ventas Realty LP
3.750%, 5/1/24		150,000	157,781
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22		38,000	41,647
Verizon Communications, Inc.
2.625%, 2/21/20		100,000	102,750
4.500%, 9/15/20		100,000	109,757
5.150%, 9/15/23		400,000	465,669
3.500%, 11/1/24		230,000	245,657
3.250%, 2/17/26	EUR	275,000	377,010
VF Corp.
0.625%, 9/20/23		350,000	398,078
Viacom, Inc.
2.750%, 12/15/19		$145,000	147,383
3.875%, 12/15/21		75,000	79,753
Visa, Inc.
2.200%, 12/14/20		200,000	204,961
2.800%, 12/14/22		75,000	78,822
Voya Financial, Inc.
3.650%, 6/15/26		100,000	99,620
Walgreen Co.
3.100%, 9/15/22		19,000	19,690
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		100,000	105,790
3.450%, 6/1/26		150,000	155,558
Wal-Mart Stores, Inc.
1.950%, 12/15/18		250,000	254,677
3.625%, 7/8/20		113,000	122,365
3.250%, 10/25/20		113,000	121,163
Walt Disney Co.
2.300%, 2/12/21		80,000	82,559
3.750%, 6/1/21		19,000	20,800
3.000%, 2/13/26		100,000	106,030
Wells Fargo & Co.
1.500%, 1/16/18		94,000	94,086
2.150%, 1/15/19		150,000	152,096
2.600%, 7/22/20		70,000	71,474
3.500%, 3/8/22		56,000	59,374
3.450%, 2/13/23		94,000	97,051
3.300%, 9/9/24		100,000	104,838
3.550%, 9/29/25		100,000	105,203
3.000%, 4/22/26		150,000	151,249
Wells Fargo Bank N.A.
1.750%, 5/24/19		250,000	251,022
Welltower, Inc.
4.250%, 4/1/26		100,000	108,153
Williams Partners LP
4.125%, 11/15/20		150,000	156,634
4.000%, 9/15/25		100,000	99,617
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	79,282
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	59,499
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	102,555
Xerox Corp.
6.350%, 5/15/18		38,000	40,350
2.750%, 9/1/20		60,000	59,300
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20		100,000	101,965
3.150%, 4/1/22		100,000	103,466
Zoetis, Inc.
3.250%, 2/1/23		85,000	87,842

Total United States			176,170,372

Total Long Term Debt Securities (98.8%) (Cost $322,646,637)			329,519,174

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares		1,097,998	1,097,998

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $200,012, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $204,000.(xx)	$200,000	$200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $100,004, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $102,000.(xx)	100,000	100,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $630,894, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $643,488.(xx)	630,870	630,870
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $250,010, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $255,003.(xx)	250,000	250,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $150,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $153,008.(xx)	150,000	150,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		1,830,870

Total Short-Term Investments (0.9%) (Cost $2,928,868)		2,928,868

Total Investments (99.7%) (Cost $325,575,505)		332,448,042
Other Assets Less Liabilities (0.3%)		888,591

Net Assets (100%)		$333,336,633

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $14,980,897 or 4.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At September 30, 2016, the market value of these securities amounted to $7,464,713 or 2.2% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2016, the market value of these securities amounted to $47,321,856 or 14.2% of net assets.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $1,792,798. This was secured by collateral of $1,830,870 which was received as cash and subsequently invested in short-term investments currently valued at $1,830,870, as reported in the Portfolio of Investments.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

HUF — Hungary Forint

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RON — Romanian Leu

SGD — Singapore Dollar

THB — Thailand Baht

ZAR — South African Rand

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$10,652,795	3.2%
Consumer Staples	7,498,365	2.2
Energy	6,426,816	1.9
Financials	32,991,666	9.9
Government Security	233,263,408	70.0
Health Care	8,056,110	2.4
Industrials	7,696,062	2.3
Information Technology	7,349,550	2.2
Investment Company	1,097,998	0.3
Materials	4,387,096	1.3
Real Estate	2,386,886	0.7
Repurchase Agreements	1,830,870	0.6
Telecommunication Services	4,525,985	1.4
Utilities	4,284,435	1.3
Cash and Other	888,591	0.3

		100.0%

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/13/16	JPMorgan Chase Bank	395	$512,711	$513,410	$(699)
Canadian Dollar vs. U.S. Dollar, expiring 10/28/16	JPMorgan Chase Bank	5,300	4,040,554	4,019,411	21,143
European Union Euro vs. U.S. Dollar, expiring 12/16/16	JPMorgan Chase Bank	26,000	29,307,849	29,290,040	17,809
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	4,685,000	46,280,393	46,347,959	(67,566)
Korean Won vs. U.S. Dollar, expiring 10/12/16	State Street Bank & Trust	710,000	644,629	624,039	20,590
Singapore Dollar vs. U.S. Dollar, expiring 10/17/16	JPMorgan Chase Bank	8,400	6,160,350	6,238,400	(78,050)

					$(86,773)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/16/16	JPMorgan Chase Bank	19,450	$14,518,822	$14,860,973	$(342,151)
Brazilian Real vs. U.S. Dollar, expiring 12/8/16	State Street Bank & Trust	12,250	3,649,635	3,695,138	(45,503)
British Pound vs. U.S. Dollar, expiring 12/13/16	JPMorgan Chase Bank	8,925	11,886,003	11,584,679	301,324
European Union Euro vs. U.S. Dollar, expiring 12/16/16	JPMorgan Chase Bank	380	425,421	428,345	(2,924)
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	35,000	341,475	345,745	(4,270)
Korean Won vs. U.S. Dollar, expiring 10/12/16	State Street Bank & Trust	710,000	612,307	644,629	(32,322)
Malaysian Ringgit vs. U.S. Dollar, expiring 11/14/16	State Street Bank & Trust	15,450	3,731,884	3,727,495	4,389
Mexican Peso vs. U.S. Dollar, expiring 11/7/16	JPMorgan Chase Bank	125,000	6,622,486	6,420,600	201,886
New Zealand Dollar vs. U.S. Dollar, expiring 12/14/16	JPMorgan Chase Bank	9,200	6,689,458	6,680,039	9,419
Singapore Dollar vs. U.S. Dollar, expiring 10/17/16	JPMorgan Chase Bank	8,400	6,225,819	6,160,350	65,469
South African Rand vs. U.S. Dollar, expiring 12/6/16	JPMorgan Chase Bank	50,250	3,378,442	3,616,462	(238,020)
Thailand Baht vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	128,650	3,676,030	3,710,796	(34,766)

					$(117,469)

					$(204,242)

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$10,652,795	$—	$10,652,795
Consumer Staples	—	7,498,365	—	7,498,365
Energy	—	6,426,816	—	6,426,816
Financials	—	32,991,666	—	32,991,666
Health Care	—	8,056,110	—	8,056,110
Industrials	—	7,696,062	—	7,696,062
Information Technology	—	7,349,550	—	7,349,550
Materials	—	4,387,096	—	4,387,096
Real Estate	—	2,386,886	—	2,386,886
Telecommunication Services	—	4,525,985	—	4,525,985
Utilities	—	4,284,435	—	4,284,435
Forward Currency Contracts	—	642,029	—	642,029
Government Securities
Foreign Governments	—	103,405,028	—	103,405,028
Municipal Bonds	—	304,216	—	304,216
Supranational	—	14,345,594	—	14,345,594
U.S. Government Agencies	—	6,928,213	—	6,928,213
U.S. Treasuries	—	108,280,357	—	108,280,357
Short-Term Investments
Investment Companies	1,097,998	—	—	1,097,998
Repurchase Agreements	—	1,830,870	—	1,830,870

Total Assets	$1,097,998	$331,992,073	$—	$333,090,071

Liabilities:
Forward Currency Contracts	$—	$(846,271)	$—	$(846,271)

Total Liabilities	$—	$(846,271)	$—	$(846,271)

Total	$1,097,998	$331,145,802	$—	$332,243,800

There were no transfers between Levels 1, 2 and 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,371,788
Aggregate gross unrealized depreciation	(3,795,022)

Net unrealized appreciation	$6,576,766

Federal income tax cost of investments	$325,871,276

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (84.9%)
Consumer Discretionary (14.7%)
Auto Components (0.1%)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	$252,754	$257,101

Distributors (0.4%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	270,000	240,975
LKQ Corp.
4.750%, 5/15/23	400,000	411,750

		652,725

Hotels, Restaurants & Leisure (3.5%)
1011778 BC ULC/New Red Finance, Inc.
6.000%, 4/1/22§	375,000	392,813
Eldorado Resorts, Inc.
7.000%, 8/1/23	310,000	329,003
ESH Hospitality, Inc.
5.250%, 5/1/25§	650,000	646,750
GLP Capital LP/GLP Financing II, Inc.
4.375%, 11/1/18	500,000	520,300
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24(b)§	450,000	457,020
International Game Technology plc
6.250%, 2/15/22§	400,000	424,880
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 6/1/24§	100,000	104,250
Landry’s, Inc.
6.750%, 10/15/24(b)§	450,000	456,750
LTF Merger Sub, Inc.
8.500%, 6/15/23§	476,000	490,280
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24§	350,000	377,230
4.500%, 9/1/26§	450,000	448,335
MGM Resorts International
11.375%, 3/1/18	670,000	753,750
8.625%, 2/1/19	235,000	265,268
NCL Corp., Ltd.
5.250%, 11/15/19§	260,000	261,950
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	145,000	157,687
7.500%, 10/15/27	169,000	204,490

		6,290,756

Household Durables (0.5%)
American Greetings Corp.
7.375%, 12/1/21	130,000	135,850
Century Intermediate Holding Co. 2
9.750%, 2/15/19 PIK§	286,000	291,720
PulteGroup, Inc.
5.000%, 1/15/27	470,000	475,287

		902,857

Internet & Direct Marketing Retail (0.4%)
Netflix, Inc.
5.500%, 2/15/22	675,000	726,503

Media (8.9%)
Altice Luxembourg S.A.
7.750%, 5/15/22§	410,000	436,650
AMC Networks, Inc.
5.000%, 4/1/24	550,000	553,465
Cable One, Inc.
5.750%, 6/15/22§	50,000	52,406
Cablevision Systems Corp.
7.750%, 4/15/18	518,000	548,433
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20§	784,000	806,579
5.125%, 12/15/21§	215,000	215,403
Cinemark USA, Inc.
4.875%, 6/1/23	225,000	225,563
CSC Holdings LLC
7.875%, 2/15/18	205,000	219,606
6.625%, 10/15/25§	700,000	759,500
5.500%, 4/15/27(b)(x)§	450,000	460,125
DISH DBS Corp.
7.875%, 9/1/19	574,000	642,880
5.125%, 5/1/20	850,000	879,750
7.750%, 7/1/26§	150,000	158,625
Gray Television, Inc.
7.500%, 10/1/20	595,000	617,313
5.125%, 10/15/24(b)§	500,000	489,400
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24§	189,000	204,120
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§	615,000	621,534
Midcontinent Communications & Midcontinent Finance Corp.
6.875%, 8/15/23§	300,000	319,687
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	409,000	426,127
Nexstar Escrow Corp.
5.625%, 8/1/24§	300,000	303,000
Regal Entertainment Group
5.750%, 3/15/22	1,243,000	1,280,290
Sinclair Television Group, Inc.
5.875%, 3/15/26§	300,000	313,875
5.125%, 2/15/27§	225,000	219,938
Sirius XM Radio, Inc.
5.750%, 8/1/21(x)§	510,000	533,970
6.000%, 7/15/24§	700,000	747,250
Tribune Media Co.
5.875%, 7/15/22	300,000	303,000
Unitymedia GmbH
6.125%, 1/15/25§	950,000	996,360
Ziggo Bond Finance B.V.
6.000%, 1/15/27(b)§	1,375,000	1,368,125
Ziggo Secured Finance B.V.
5.500%, 1/15/27(b)§	1,360,000	1,353,200

		16,056,174

Multiline Retail (0.1%)
99 Cents Only Stores LLC
11.000%, 12/15/19	400,000	228,250

Specialty Retail (0.6%)
L Brands, Inc.
6.750%, 7/1/36	305,000	327,875
Penske Automotive Group, Inc.
5.750%, 10/1/22	145,000	150,075
5.500%, 5/15/26	213,000	213,277
PetSmart, Inc.
7.125%, 3/15/23(x)§	300,000	315,187

		1,006,414

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.
4.625%, 5/15/24§	$400,000	$410,520

Total Consumer Discretionary		26,531,300

Consumer Staples (6.2%)
Beverages (0.6%)
Constellation Brands, Inc.
4.750%, 12/1/25	104,000	112,320
DS Services of America, Inc.
10.000%, 9/1/21§	313,000	348,995
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	645,000	676,444

		1,137,759

Food & Staples Retailing (1.5%)
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.750%, 3/15/25§	400,000	399,000
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 PIK§	490,000	306,556
9.250%, 2/15/19§	183,000	156,923
Fresh Market, Inc.
9.750%, 5/1/23§	294,000	262,395
Rite Aid Corp.
9.250%, 3/15/20	263,000	276,314
6.750%, 6/15/21	320,000	338,016
6.125%, 4/1/23§	290,000	312,591
U.S. Foods, Inc.
5.875%, 6/15/24§	650,000	674,375

		2,726,170

Food Products (2.4%)
JBS Investments GmbH
7.750%, 10/28/20§	295,000	307,906
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	378,000	388,867
5.750%, 6/15/25§	723,000	710,348
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, 1/15/24§	700,000	747,250
Post Holdings, Inc.
6.750%, 12/1/21§	670,000	716,900
6.000%, 12/15/22§	625,000	657,813
5.000%, 8/15/26§	575,000	572,125
TreeHouse Foods, Inc.
6.000%, 2/15/24§	250,000	269,075

		4,370,284

Household Products (1.2%)
HRG Group, Inc.
7.750%, 1/15/22	1,650,000	1,707,255
Spectrum Brands, Inc.
6.625%, 11/15/22	360,000	388,800

		2,096,055

Personal Products (0.1%)
Prestige Brands, Inc.
6.375%, 3/1/24§	219,000	231,592

Tobacco (0.4%)
Vector Group Ltd.
7.750%, 2/15/21	600,000	630,420

Total Consumer Staples		11,192,280

Energy (6.3%)
Oil, Gas & Consumable Fuels (6.3%)
Antero Resources Corp.
6.000%, 12/1/20	236,000	243,292
5.375%, 11/1/21	350,000	354,375
5.125%, 12/1/22	450,000	452,250
5.625%, 6/1/23	377,000	383,145
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	545,000	531,375
Callon Petroleum Co.
6.125%, 10/1/24(b)§	200,000	207,500
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 1/15/22	386,000	308,800
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	250,000	249,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	375,000	375,937
6.250%, 4/1/23	340,000	345,100
CrownRock LP/CrownRock Finance, Inc.
7.125%, 4/15/21§	250,000	261,250
7.750%, 2/15/23§	80,000	85,800
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.
7.875%, 7/15/21§	575,000	598,000
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	355,000	355,887
5.625%, 6/15/24	314,000	306,739
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%, 8/1/24§	553,000	575,120
Murphy Oil Corp.
6.875%, 8/15/24	136,000	142,460
Oasis Petroleum, Inc.
6.875%, 3/15/22(x)	240,000	232,200
PBF Holding Co. LLC/PBF Finance Corp.
7.000%, 11/15/23§	400,000	380,000
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 5/15/23	563,000	543,999
PDC Energy, Inc.
7.750%, 10/15/22	120,000	127,800
6.125%, 9/15/24(b)§	175,000	181,125
Rice Energy, Inc.
7.250%, 5/1/23	196,000	208,740
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22	305,000	282,887
Sabine Pass LNG LP
7.500%, 11/30/16	150,000	150,525
Sanchez Energy Corp.
7.750%, 6/15/21(x)	212,000	188,150
6.125%, 1/15/23	100,000	80,370
Seven Generations Energy Ltd.
8.250%, 5/15/20§	150,000	159,469
SM Energy Co.
6.750%, 9/15/26	239,000	240,793
Southern Star Central Corp.
5.125%, 7/15/22§	265,000	267,407

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	$299,000	$310,026
5.500%, 8/15/22	358,000	340,995
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.625%, 10/1/20	130,000	134,550
6.750%, 3/15/24	291,000	311,370
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/1/20	209,000	215,270
6.125%, 10/15/21	395,000	412,538
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23	520,000	533,000
Whiting Petroleum Corp.
5.750%, 3/15/21	195,000	181,838

Total Energy		11,259,457

Financials (7.0%)
Banks (0.1%)
Creditcorp.
12.000%, 7/15/18§	269,000	117,688

Capital Markets (0.9%)
Cortes NP Acquisition Corp.
9.250%, 10/15/24(b)§	475,000	475,000
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
5.000%, 8/1/21§	975,000	933,400
MSCI, Inc.
4.750%, 8/1/26§	150,000	152,625

		1,561,025

Consumer Finance (1.1%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.250%, 7/1/20	250,000	257,825
4.625%, 10/30/20(x)	350,000	367,500
4.625%, 7/1/22(x)	150,000	157,695
Ally Financial, Inc.
5.500%, 2/15/17	75,000	75,938
4.625%, 5/19/22	216,000	222,480
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	474,000	474,000
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	71,000	51,298
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	567,000	419,934

		2,026,670

Diversified Financial Services (2.4%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	780,000	438,750
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.
7.750%, 2/15/18§	400,000	398,000
Double Eagle Acquisition Sub, Inc.
7.500%, 10/1/24(b)§	527,000	532,929
Jefferies LoanCore LLC/JLC Finance Corp.
6.875%, 6/1/20§	450,000	410,625
Lincoln Finance Ltd.
7.375%, 4/15/21§	575,000	620,281
Nielsen Co. Luxembourg Sarl
5.500%, 10/1/21§	200,000	208,260
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	475,000	489,250
Opal Acquisition, Inc.
8.875%, 12/15/21§	350,000	287,656
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	405,000	125,550
Speedy Group Holdings Corp.
12.000%, 11/15/17§	603,000	271,350
Stearns Holdings LLC
9.375%, 8/15/20§	672,000	656,880

		4,439,531

Insurance (2.3%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	475,000	494,692
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	460,000	449,362
HUB International Ltd.
7.875%, 10/1/21§	730,000	742,775
NFP Corp.
9.000%, 7/15/21§	730,000	746,425
USI, Inc./New York
7.750%, 1/15/21§	825,000	837,891
Wayne Merger Sub LLC
8.250%, 8/1/23(x)§	825,000	835,312

		4,106,457

Thrifts & Mortgage Finance (0.2%)
Provident Funding Associates LP/PFG Finance Corp.
6.750%, 6/15/21§	300,000	301,890

Total Financials		12,553,261

Health Care (11.5%)
Health Care Equipment & Supplies (0.4%)
Alere, Inc.
7.250%, 7/1/18	499,000	510,227
Greatbatch Ltd.
9.125%, 11/1/23§	283,000	276,456

		786,683

Health Care Providers & Services (7.9%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	450,000	447,750
Amsurg Corp.
5.625%, 7/15/22	350,000	358,960
Centene Corp.
4.750%, 5/15/22	175,000	180,250
6.125%, 2/15/24	480,000	519,600
CHS/Community Health Systems, Inc.
8.000%, 11/15/19(x)	310,000	303,800
5.125%, 8/1/21	225,000	222,750
Envision Healthcare Corp.
5.125%, 7/1/22§	500,000	496,250
HCA, Inc.
3.750%, 3/15/19	48,000	49,622
7.500%, 2/15/22	555,000	636,863
7.690%, 6/15/25	254,000	286,068
5.875%, 2/15/26	1,110,000	1,179,375

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 6/15/26	$300,000	$317,640
4.500%, 2/15/27	555,000	558,496
HealthSouth Corp.
5.750%, 11/1/24	400,000	415,250
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	250,000	226,875
LifePoint Health, Inc.
5.500%, 12/1/21	342,000	356,535
Molina Healthcare, Inc.
5.375%, 11/15/22	400,000	414,000
National Veterinary Associates, 2nd Lien Term Loan
8.000%, 8/8/22(b)	850,000	846,812
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	1,106,000	1,139,180
Select Medical Corp.
6.375%, 6/1/21	650,000	639,844
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	600,000	641,625
Surgical Care Affiliates, Inc.
6.000%, 4/1/23§	450,000	473,906
Team Health, Inc.
7.250%, 12/15/23(x)§	910,000	981,094
Tenet Healthcare Corp.
5.000%, 3/1/19	350,000	342,125
4.350%, 6/15/20(l)	293,000	293,586
8.000%, 8/1/20	246,000	250,766
6.000%, 10/1/20	800,000	844,000
8.125%, 4/1/22	112,000	112,000
WellCare Health Plans, Inc.
5.750%, 11/15/20	592,000	612,720

		14,147,742

Health Care Technology (0.4%)
Change Healthcare Holdings, Inc.
6.000%, 2/15/21§	525,000	556,828
IMS Health, Inc.
5.000%, 10/15/26(b)(x)§	200,000	208,000

		764,828

Pharmaceuticals (2.8%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	1,512,000	1,516,082
Concordia International Corp.
9.500%, 10/21/22(x)§	200,000	137,500
7.000%, 4/15/23(x)§	335,000	212,725
DPx Holdings B.V.
7.500%, 2/1/22§	1,318,000	1,392,138
Endo Finance LLC/Endo Finco, Inc.
7.250%, 1/15/22§	296,000	284,160
Valeant Pharmaceuticals International, Inc.
6.750%, 8/15/18§	315,000	316,969
7.500%, 7/15/21§	565,000	545,564
6.125%, 4/15/25§	636,000	547,787

		4,952,925

Total Health Care		20,652,178

Industrials (10.8%)
Aerospace & Defense (1.5%)
Bombardier, Inc.
7.500%, 3/15/25§	335,000	308,636
DynCorp International, Inc.
11.875%, 11/30/20 PIK	819,526	606,449
Spirit AeroSystems, Inc.
5.250%, 3/15/22	108,000	113,699
TransDigm, Inc.
5.500%, 10/15/20	32,000	32,960
7.500%, 7/15/21	600,000	636,000
6.000%, 7/15/22	250,000	264,375
6.375%, 6/15/26§	725,000	750,375

		2,712,494

Air Freight & Logistics (0.4%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	458,000	478,324
XPO Logistics, Inc.
6.125%, 9/1/23§	200,000	204,500

		682,824

Building Products (1.0%)
Builders FirstSource, Inc.
10.750%, 8/15/23§	275,000	315,562
5.625%, 9/1/24§	200,000	204,500
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	791,719
Standard Industries, Inc.
5.500%, 2/15/23§	255,000	266,475
6.000%, 10/15/25§	220,000	235,400

		1,813,656

Commercial Services & Supplies (2.6%)
ADT Corp.
6.250%, 10/15/21	950,000	1,037,875
AMN Healthcare, Inc.
5.125%, 10/1/24(b)§	400,000	404,750
Aramark Services, Inc.
5.125%, 1/15/24§	300,000	310,500
4.750%, 6/1/26§	100,000	100,250
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.375%, 8/1/23§	925,000	962,000
Multi-Color Corp.
6.125%, 12/1/22§	337,000	353,850
Mustang Merger Corp.
8.500%, 8/15/21§	280,000	297,864
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, 5/15/23§	1,070,000	1,163,625

		4,630,714

Construction & Engineering (0.9%)
AECOM
5.750%, 10/15/22	325,000	340,438
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.875%, 4/15/19 PIK(l)§	446,062	404,522
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	891,000	894,341

		1,639,301

Electrical Equipment (0.1%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	235,000	235,000

Machinery (1.7%)
Amsted Industries, Inc.
5.000%, 3/15/22§	850,000	847,875
Case New Holland Industrial, Inc.
7.875%, 12/1/17	198,000	210,375
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/21§	375,000	366,328

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Manitowoc Foodservice, Inc.
9.500%, 2/15/24	$292,000	$334,340
Park-Ohio Industries, Inc.
8.125%, 4/1/21	397,000	409,655
Shape Technologies Group, Inc.
7.625%, 2/1/20§	364,000	373,100
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	618,000	505,215

		3,046,888

Road & Rail (0.8%)
Hertz Corp.
5.500%, 10/15/24(b)(x)§	225,000	224,168
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.000%, 2/15/18 PIK(l)§	368,812	203,999
OPE KAG Finance Sub, Inc.
7.875%, 7/31/23§	707,000	671,650
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	330,000	331,031

		1,430,848

Trading Companies & Distributors (1.8%)
Aircastle Ltd.
5.000%, 4/1/23	217,000	227,850
HD Supply, Inc.
7.500%, 7/15/20	660,000	685,575
International Lease Finance Corp.
5.875%, 4/1/19	433,000	463,310
6.250%, 5/15/19	389,000	421,092
8.625%, 1/15/22	377,000	463,710
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	660,000	596,046
United Rentals North America, Inc.
4.625%, 7/15/23	300,000	306,750

		3,164,333

Total Industrials		19,356,058

Information Technology (9.4%)
Communications Equipment (1.5%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	341,000	367,854
CommScope Technologies Finance LLC
6.000%, 6/15/25§	1,065,000	1,135,609
CommScope, Inc.
4.375%, 6/15/20§	525,000	542,063
ViaSat, Inc.
6.875%, 6/15/20	643,000	667,916

		2,713,442

Electronic Equipment, Instruments & Components (0.2%)
CPI International, Inc.
8.750%, 2/15/18	450,000	458,719

Internet Software & Services (1.3%)
Asurion LLC
8.500%, 2/19/21	1,175,000	1,165,894
Asurion LLC, 2nd Lien Term Loan
8.500%, 2/19/21	125,000	124,031
Bankrate, Inc.
6.125%, 8/15/18§	264,000	266,970
j2 Cloud Services, Inc.
8.000%, 8/1/20(x)	380,000	395,438
Match Group, Inc.
6.375%, 6/1/24	185,000	201,187
Rackspace Hosting, Inc.
6.500%, 1/15/24§	268,000	294,130

		2,447,650

IT Services (1.5%)
Alliance Data Systems Corp.
5.250%, 12/1/17§	500,000	510,000
6.375%, 4/1/20§	500,000	508,750
5.375%, 8/1/22§	1,265,000	1,227,682
First Data Corp.
5.375%, 8/15/23§	425,000	438,303

		2,684,735

Semiconductors & Semiconductor Equipment (0.8%)
NXP B.V./NXP Funding LLC
3.875%, 9/1/22§	250,000	263,125
4.625%, 6/1/23§	546,000	597,215
Sensata Technologies UK Financing Co. plc
6.250%, 2/15/26§	525,000	568,312

		1,428,652

Software (3.6%)
Activision Blizzard, Inc.
5.625%, 9/15/21§	110,000	114,400
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	353,000	345,940
BMC Software, Inc.
7.250%, 6/1/18	175,000	173,031
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	578,000	518,033
Infor U.S., Inc.
5.750%, 8/15/20§	235,000	246,468
6.500%, 5/15/22	350,000	354,550
Informatica LLC
7.125%, 7/15/23§	1,250,000	1,171,250
Nuance Communications, Inc.
5.375%, 8/15/20§	630,000	645,750
PTC, Inc.
6.000%, 5/15/24	500,000	534,375
Solera LLC/Solera Finance, Inc.
10.500%, 3/1/24§	325,000	363,025
Sophia LP/Sophia Finance, Inc.
9.000%, 9/30/23§	1,350,000	1,410,750
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	500,000	526,562

		6,404,134

Technology Hardware, Storage & Peripherals (0.5%)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%, 6/15/2§	603,000	640,688
NCR Corp.
4.625%, 2/15/21	210,000	213,150

		853,838

Total Information Technology		16,991,170

Materials (5.0%)
Chemicals (1.4%)
Axalta Coating Systems LLC
4.875%, 8/15/24§	150,000	153,375
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22(x)§	388,000	404,490

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Huntsman International LLC
4.875%, 11/15/20	$615,000	$639,600
Nufarm Australia Ltd.
6.375%, 10/15/19§	548,000	554,850
Rayonier AM Products, Inc.
5.500%, 6/1/24§	894,000	819,686

		2,572,001

Construction Materials (0.2%)
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, 7/15/23	419,000	427,642

Containers & Packaging (1.9%)
Berry Plastics Corp.
6.000%, 10/15/22(x)	350,000	370,125
5.125%, 7/15/23	547,000	556,573
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16§	929,000	926,770
BWAY Holding Co.
9.125%, 8/15/21§	350,000	365,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.125%, 7/15/23§	425,000	438,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20	658,000	678,595

		3,336,626

Metals & Mining (1.5%)
Aleris International, Inc.
7.875%, 11/1/20	314,000	317,140
9.500%, 4/1/21§	325,000	349,375
ArcelorMittal
8.000%, 10/15/39	682,000	732,297
Kaiser Aluminum Corp.
5.875%, 5/15/24	69,000	72,278
Novelis Corp.
6.250%, 8/15/24§	225,000	238,230
5.875%, 9/30/26(b)§	518,000	529,033
Novelis, Inc.
8.750%, 12/15/20(x)	395,000	412,301
SunCoke Energy, Inc.
7.625%, 8/1/19	37,000	35,150

		2,685,804

Total Materials		9,022,073

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Care Capital Properties LP
5.125%, 8/15/26§	475,000	475,063
Equinix, Inc.
5.375%, 1/1/22	150,000	159,000
5.375%, 4/1/23	300,000	315,000
5.875%, 1/15/26	250,000	268,750
Iron Mountain U.S. Holdings, Inc.
5.375%, 6/1/26§	325,000	324,188
Iron Mountain, Inc.
6.000%, 10/1/20§	775,000	815,687
4.375%, 6/1/21§	200,000	206,000
MPT Operating Partnership LP/MPT Finance Corp.
6.375%, 3/1/24	550,000	596,750
5.250%, 8/1/26	140,000	145,250

		3,305,688

Real Estate Management & Development (0.6%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	329,000	348,740
Howard Hughes Corp.
6.875%, 10/1/21§	250,000	263,438
Realogy Group LLC/Realogy Co.- Issuer Corp.
4.500%, 4/15/19§	121,000	126,142
5.250%, 12/1/21§	200,000	209,750
4.875%, 6/1/23§	235,000	238,243

		1,186,313

Total Real Estate		4,492,001

Telecommunication Services (10.6%)
Diversified Telecommunication Services (6.6%)
Altice Finco S.A.
9.875%, 12/15/20§	420,000	447,290
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 3/15/21	100,000	103,880
6.625%, 1/31/22	600,000	628,200
5.125%, 5/1/23§	650,000	676,845
5.875%, 4/1/24§	375,000	398,438
5.750%, 2/15/26§	610,000	645,075
5.875%, 5/1/27§	675,000	717,187
CenturyLink, Inc.
5.625%, 4/1/20	300,000	318,390
Cincinnati Bell, Inc.
7.000%, 7/15/24(b)§	117,000	119,998
Columbus Cable Barbados Ltd.
7.375%, 3/30/21§	600,000	636,360
Frontier Communications Corp.
8.875%, 9/15/20	500,000	538,750
Hughes Satellite Systems Corp.
6.500%, 6/15/19	840,000	915,600
7.625%, 6/15/21	150,000	159,750
5.250%, 8/1/26§	150,000	148,031
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	710,000	550,250
Intelsat Luxembourg S.A.
8.125%, 6/1/23	818,000	265,850
Level 3 Financing, Inc.
6.125%, 1/15/21	375,000	388,125
5.375%, 8/15/22	250,000	260,325
5.125%, 5/1/23	350,000	360,500
SBA Communications Corp.
4.875%, 9/1/24§	492,000	495,690
SFR Group S.A.
6.000%, 5/15/22§	350,000	355,145
7.375%, 5/1/26§	475,000	484,500
Sprint Capital Corp.
8.750%, 3/15/32	795,000	808,912
Virgin Media Finance plc
6.000%, 10/15/24§	600,000	621,000
Virgin Media Secured Finance plc
5.500%, 8/15/26§	350,000	357,438
Windstream Services LLC
7.750%, 10/15/20(x)	428,000	435,490

		11,837,019

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (4.0%)
Altice Financing S.A.
6.625%, 2/15/23§	$850,000	$868,870
7.500%, 5/15/26§	390,000	406,107
Digicel Group Ltd.
8.250%, 9/30/20§	812,000	705,425
Digicel Ltd.
6.000%, 4/15/21§	520,000	456,768
6.750%, 3/1/23§	255,000	225,675
Sprint Communications, Inc.
9.125%, 3/1/17	305,000	312,625
Sprint Corp.
7.875%, 9/15/23	765,000	765,000
7.125%, 6/15/24	451,000	439,725
T-Mobile USA, Inc.
6.542%, 4/28/20	783,000	809,465
6.625%, 11/15/20	624,000	642,720
6.000%, 3/1/23	525,000	559,125
6.000%, 4/15/24	550,000	590,150
6.375%, 3/1/25	225,000	244,125
UPCB Finance IV Ltd.
5.375%, 1/15/25§	150,000	151,219

		7,176,999

Total Telecommunication Services		19,014,018

Utilities (0.9%)
Gas Utilities (0.4%)
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, 9/15/24(b)§	350,000	353,080
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 11/15/23	345,000	316,538

		669,618

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp.
3.842%, 6/1/19(l)(x)	257,000	256,357
NRG Energy, Inc.
7.875%, 5/15/21	133,000	138,985
Talen Energy Supply LLC
6.500%, 5/1/18	188,000	193,640
4.600%, 12/15/21(x)	405,000	299,700

		888,682

Total Utilities		1,558,300

Total Corporate Bonds		152,622,096

Total Long-Term Debt Securities (84.9%)
(Cost $152,520,778)		152,622,096

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.0%)
iShares® iBoxx $ High Yield Corporate Bond ETF(x)	113,900	9,938,914
SPDR® Barclays High Yield Bond ETF(x)	269,885	9,910,177

Total Investment Companies (11.0%) (Cost $20,088,677)		19,849,091

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Gener8 Maritime, Inc., expiring 5/17/17(b)*† (Cost $—)	1,803	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares	4,493,439	4,493,439

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (11.1%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,500,056, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,530,000.(xx)	$1,500,000	$1,500,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,800,163, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,856,000.(xx)	2,800,000	2,800,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,000,083, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19- 3/16/26; total market value $2,040,001.(xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $2,000,078, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $2,040,022.(xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,527,820, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,578,284.(xx)	2,527,725	2,527,725
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,040,111.(xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,500,044, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,530,000.(xx)	1,500,000	1,500,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $600,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $612,012.(xx)	600,000	600,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		19,927,725

Total Short-Term Investments (13.6%) (Cost $24,421,164)		24,421,164

Total Investments (109.5%) (Cost $197,030,619)		196,892,351
Other Assets Less Liabilities (-9.5%)		(17,124,619)

Net Assets (100%)		$179,767,732

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $89,660,790 or 49.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At September 30, 2016, the market value of these securities amounted to $8,667,015 or 4.8% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $19,473,597. This was secured by collateral of $19,927,725 which was received as cash and subsequently invested in short-term investments currently valued at $19,927,725, as reported in the Portfolio of Investments.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$26,531,300	$—		$26,531,300
Consumer Staples	—	11,192,280	—		11,192,280
Energy	—	11,259,457	—		11,259,457
Financials	—	12,553,261	—		12,553,261
Health Care	—	20,652,178	—		20,652,178
Industrials	—	19,356,058	—		19,356,058
Information Technology	—	16,991,170	—		16,991,170
Materials	—	9,022,073	—		9,022,073
Real Estate	—	4,492,001	—		4,492,001
Telecommunication Services	—	19,014,018	—		19,014,018
Utilities	—	1,558,300	—		1,558,300
Investment Companies
Exchange Traded Funds (ETFs)	19,849,091	—	—		19,849,091
Short-Term Investments
Investment Companies	4,493,439	—	—		4,493,439
Repurchase Agreements	—	19,927,725	—		19,927,725
Warrants
Energy	—	—	—	(a)	—	(a)

Total Assets	$24,342,530	$172,549,821	$—		$196,892,351

Total Liabilities	$—	$—	$—		$—

Total	$24,342,530	$172,549,821	$—		$196,892,351

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,048,632
Aggregate gross unrealized depreciation	(4,358,399)

Net unrealized depreciation	$(309,767)

Federal income tax cost of investments	$197,202,118

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.7%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$4,234,500	$4,345,444
2.460%, 12/15/25	4,750,000	4,887,853

		9,233,297

Total Energy		9,233,297

Financials (0.6%)
Diversified Financial Services (0.6%)
National Credit Union Administration Guaranteed Notes
3.450%, 6/12/21	280,000	305,053
Private Export Funding Corp.
1.875%, 7/15/18	10,250,000	10,411,761
4.375%, 3/15/19	280,000	302,345
2.250%, 3/15/20	10,000,000	10,349,169
2.300%, 9/15/20	2,500,000	2,596,606
2.050%, 11/15/22	10,325,000	10,539,803
3.550%, 1/15/24	5,979,000	6,707,480
3.250%, 6/15/25	2,500,000	2,765,064

Total Financials		43,977,281

Total Corporate Bonds		53,210,578

Government Securities (88.3%)
Foreign Governments (0.9%)
Kingdom of Jordan
3.000%, 6/30/25	6,301,000	6,754,042
Republic of Ukraine
1.844%, 5/16/19	10,763,000	10,984,717
1.847%, 5/29/20	22,531,000	23,067,238
State of Israel
5.500%, 4/26/24	27,579,000	35,091,975

		75,897,972

U.S. Government Agencies (48.0%)
Federal Farm Credit Bank
1.150%, 10/10/17	10,000,000	10,049,766
0.730%, 10/13/17	15,000,000	14,998,566
0.710%, 10/20/17	15,000,000	14,999,001
0.820%, 12/12/17	10,000,000	9,999,606
1.125%, 12/18/17	10,000,000	10,049,798
0.750%, 2/16/18	10,000,000	10,001,399
1.100%, 3/14/18	10,000,000	10,049,455
0.930%, 4/13/18	5,000,000	4,998,664
0.750%, 4/18/18	20,000,000	19,973,124
1.100%, 6/1/18	20,000,000	20,097,020
0.875%, 6/13/18	5,000,000	5,004,706
0.875%, 9/20/18	5,000,000	4,999,673
1.300%, 12/14/18	10,000,000	10,086,758
1.000%, 1/7/19	5,000,000	4,992,985
1.270%, 1/28/19	10,000,000	10,000,276
1.150%, 2/22/19	10,000,000	10,002,361
1.030%, 4/5/19	5,000,000	4,991,406
1.170%, 5/16/19	5,000,000	5,003,033
1.125%, 6/21/19	40,000,000	40,186,364
1.080%, 7/5/19	5,000,000	4,991,449
1.400%, 2/24/20	10,000,000	10,009,308
1.420%, 6/29/20	5,000,000	5,008,207
1.540%, 12/14/20	5,000,000	5,012,513
1.620%, 4/20/21	5,000,000	5,013,723
1.550%, 5/17/21	5,000,000	5,009,344
1.620%, 6/14/21	5,000,000	5,015,231
1.500%, 7/6/21	5,000,000	5,004,173
1.680%, 1/5/22	5,000,000	5,005,510
1.875%, 4/12/22	10,000,000	10,043,858
1.830%, 6/15/22	5,000,000	5,019,137
1.750%, 7/5/22	5,000,000	5,012,641
2.050%, 10/5/22	5,000,000	5,027,271
2.000%, 5/16/23	5,000,000	5,003,499
Federal Home Loan Bank
0.625%, 10/26/17	30,000,000	29,964,015
5.000%, 11/17/17	30,000,000	31,430,562
1.000%, 12/19/17	70,750,000	70,939,582
1.375%, 3/9/18	35,000,000	35,270,483
0.875%, 3/19/18	50,000,000	50,033,125
0.875%, 4/12/18	10,000,000	10,002,337
1.125%, 4/25/18	70,000,000	70,323,421
1.000%, 5/10/18	10,000,000	9,999,587
1.250%, 6/8/18	10,000,000	10,028,321
4.750%, 6/8/18	1,850,000	1,972,058
1.150%, 6/22/18	10,000,000	10,012,701
0.875%, 6/29/18	50,000,000	50,035,010
0.625%, 8/7/18	30,250,000	30,127,003
0.875%, 10/1/18	50,000,000	49,993,145
1.750%, 12/14/18	35,000,000	35,636,811
1.500%, 3/8/19	10,000,000	10,135,686
1.875%, 3/8/19	32,600,000	33,343,241
5.375%, 5/15/19	1,850,000	2,062,383
1.625%, 6/14/19	30,000,000	30,506,145
0.875%, 8/5/19	60,000,000	59,795,874
1.000%, 9/26/19	30,000,000	29,989,236
4.125%, 12/13/19	450,000	492,930
1.875%, 3/13/20	20,000,000	20,562,948
4.125%, 3/13/20	4,650,000	5,126,492
1.830%, 7/29/20	20,000,000	20,522,008
2.875%, 9/11/20	10,000,000	10,664,492
4.625%, 9/11/20	9,500,000	10,773,065
1.700%, 10/19/20	10,000,000	10,071,561
5.250%, 12/11/20	9,815,000	11,418,898
1.375%, 2/18/21	30,000,000	30,207,390
1.750%, 3/12/21	20,000,000	20,463,358
5.625%, 6/11/21	1,850,000	2,215,886
1.125%, 7/14/21	40,000,000	39,728,120
2.625%, 12/10/21	9,825,000	10,479,238
2.250%, 3/11/22	5,000,000	5,221,859
5.375%, 9/30/22	5,370,000	6,589,144
2.875%, 6/14/24	10,000,000	10,836,320
2.875%, 9/13/24	10,000,000	10,865,231
2.750%, 12/13/24	10,000,000	10,773,142
Federal Home Loan Mortgage Corp.
0.750%, 10/27/17	10,000,000	10,008,933
5.125%, 11/17/17	47,548,000	49,866,246
0.850%, 11/24/17	5,000,000	5,002,875
1.000%, 12/15/17	50,000,000	50,144,795
0.750%, 1/12/18	50,000,000	49,973,805
1.050%, 2/26/18	20,000,000	20,018,186
0.875%, 3/7/18	50,000,000	50,054,770
0.750%, 4/9/18	25,000,000	24,968,902
1.050%, 4/11/18	5,000,000	5,006,283
1.050%, 4/26/18	10,250,000	10,254,663
1.000%, 4/27/18	5,000,000	5,002,427
1.050%, 4/27/18	5,000,000	5,002,476
1.050%, 5/10/18	10,000,000	10,007,019
1.000%, 5/11/18	5,000,000	5,001,643
1.050%, 5/17/18	10,000,000	10,005,693
1.000%, 5/25/18	10,000,000	10,007,651

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.050%, 5/25/18	$5,000,000	$5,003,488
4.875%, 6/13/18	48,000,000	51,257,381
1.060%, 6/22/18	15,000,000	15,006,267
1.000%, 6/29/18	10,000,000	10,004,933
1.050%, 7/27/18	10,000,000	10,003,234
1.000%, 8/15/18	10,000,000	10,009,221
1.070%, 9/6/18	10,000,000	9,998,934
1.100%, 9/13/18	30,000,000	30,006,486
1.000%, 9/28/18	5,000,000	5,003,283
0.875%, 10/12/18	40,000,000	39,975,468
1.200%, 10/29/18	20,000,000	20,004,602
1.200%, 11/16/18	5,000,000	5,003,111
1.250%, 1/29/19	10,000,000	10,004,708
0.950%, 1/30/19	10,000,000	10,000,121
3.750%, 3/27/19	47,550,000	50,812,829
1.125%, 4/15/19	30,000,000	30,150,165
1.300%, 4/29/19	5,000,000	5,002,536
1.290%, 5/3/19	20,000,000	20,009,066
1.750%, 5/30/19	48,650,000	49,688,663
0.875%, 7/19/19	40,000,000	39,877,872
1.250%, 7/26/19	20,000,000	20,000,878
2.000%, 7/30/19	200,000	205,789
1.250%, 8/1/19	71,000,000	71,541,829
1.300%, 8/28/19	10,000,000	10,004,710
1.250%, 10/2/19	70,500,000	70,965,864
1.350%, 11/26/19	5,000,000	5,002,754
1.375%, 5/1/20	100,000,000	101,134,200
1.330%, 12/30/20	5,000,000	4,994,807
1.125%, 8/12/21	30,000,000	29,733,717
2.375%, 1/13/22	85,000,000	89,510,355
Federal National Mortgage Association
0.875%, 10/26/17	50,000,000	50,072,750
0.900%, 11/7/17	20,000,000	20,000,980
0.875%, 12/20/17	50,000,000	50,064,500
1.000%, 12/28/17	25,000,000	25,003,585
1.020%, 1/30/18	16,000,000	16,000,878
1.030%, 1/30/18	10,000,000	10,000,624
0.875%, 2/8/18	50,000,000	50,055,125
0.875%, 3/28/18	30,000,000	30,020,658
0.875%, 5/21/18	35,000,000	35,015,799
1.125%, 7/20/18(x)	40,000,000	40,207,200
0.750%, 7/27/18	30,000,000	29,935,809
0.875%, 7/27/18	10,000,000	9,985,956
1.875%, 9/18/18	40,000,000	40,772,744
1.125%, 10/19/18(x)	50,000,000	50,232,940
1.625%, 10/26/18	10,000,000	10,003,066
1.100%, 10/29/18	5,000,000	4,998,455
1.160%, 10/29/18	10,000,000	10,000,563
1.625%, 11/27/18	40,000,000	40,603,492
1.125%, 12/14/18	30,000,000	30,143,970
1.250%, 12/28/18	1,000,000	1,000,118
1.375%, 1/28/19	45,000,000	45,484,511
1.750%, 1/30/19	2,350,000	2,393,510
1.875%, 2/19/19	50,000,000	51,103,475
1.625%, 2/22/19	10,000,000	10,019,464
1.000%, 2/26/19	50,000,000	50,074,240
1.250%, 2/26/19	15,000,000	15,003,902
1.375%, 4/11/19	10,000,000	10,000,438
1.250%, 4/26/19	10,000,000	10,000,470
2.000%, 4/26/19	5,000,000	5,002,359
1.625%, 5/10/19	5,000,000	5,001,883
1.250%, 5/16/19	5,000,000	5,000,444
1.750%, 5/17/19	5,000,000	5,003,000
1.400%, 6/13/19	5,000,000	5,002,183
1.750%, 6/20/19	50,000,000	51,090,440
1.250%, 6/28/19	5,000,000	5,000,897
1.075%, 7/11/19	5,000,000	4,993,121
0.875%, 8/2/19	40,000,000	39,875,460
1.200%, 8/16/19	5,000,000	5,000,572
1.000%, 8/28/19	35,000,000	34,985,244
1.750%, 9/12/19	25,000,000	25,564,087
1.250%, 9/20/19	5,000,000	5,004,155
1.250%, 9/30/19	10,000,000	10,006,333
(Zero Coupon), 10/9/19	31,625,000	30,363,102
1.330%, 10/24/19	5,000,000	5,047,417
1.350%, 10/28/19	5,000,000	5,000,601
1.750%, 11/26/19	30,000,000	30,654,273
1.750%, 12/13/19	5,000,000	5,004,785
1.625%, 1/21/20	30,000,000	30,544,479
1.700%, 3/27/20	2,000,000	2,042,966
1.300%, 3/30/20	10,000,000	10,005,950
1.500%, 6/22/20	50,000,000	50,744,860
1.400%, 8/24/20	5,000,000	5,005,727
1.440%, 9/30/20	10,000,000	10,015,543
1.500%, 11/30/20	40,000,000	40,545,160
1.875%, 12/28/20	29,703,000	30,549,639
1.375%, 2/26/21	40,000,000	40,260,760
1.650%, 4/28/21	10,000,000	10,001,541
1.250%, 5/6/21	50,000,000	49,966,640
1.250%, 8/17/21	40,000,000	39,878,000
2.625%, 9/6/24	50,000,000	53,600,935
2.125%, 4/24/26	44,485,000	45,416,970
1.875%, 9/24/26	20,000,000	19,928,742
Financing Corp.
9.650%, 11/2/18	1,950,000	2,302,861
Tennessee Valley Authority
3.875%, 2/15/21	3,345,000	3,713,981
1.875%, 8/15/22	12,000,000	12,265,220
2.875%, 9/15/24	20,000,000	21,607,504
6.750%, 11/1/25	15,779,000	21,949,506

		3,880,662,833

U.S. Treasuries (39.4%)
U.S. Treasury Bonds
9.125%, 5/15/18	2,800,000	3,176,622
9.000%, 11/15/18	2,800,000	3,285,538
8.875%, 2/15/19	9,300,000	11,072,667
8.125%, 8/15/19	2,800,000	3,371,528
8.500%, 2/15/20	1,850,000	2,312,934
8.750%, 5/15/20	2,800,000	3,569,147
8.750%, 8/15/20	6,500,000	8,405,617
7.875%, 2/15/21	2,800,000	3,607,822
8.125%, 5/15/21	3,250,000	4,271,160
8.000%, 11/15/21	2,800,000	3,746,050
7.125%, 2/15/23	2,000,000	2,709,234
6.250%, 8/15/23	1,000,000	1,319,109
U.S. Treasury Notes
0.875%, 10/15/17	10,000,000	10,018,750
0.750%, 10/31/17	25,000,000	25,015,918
1.875%, 10/31/17	20,200,000	20,452,815
4.250%, 11/15/17	23,750,000	24,682,948
0.625%, 11/30/17	25,000,000	24,977,945
0.875%, 11/30/17	20,000,000	20,038,918
0.750%, 12/31/17	25,000,000	25,008,417
1.000%, 12/31/17	20,000,000	20,068,914
2.750%, 12/31/17	4,200,000	4,305,581
0.750%, 1/31/18	25,000,000	25,015,743
0.875%, 1/31/18	20,000,000	20,043,694
2.625%, 1/31/18	19,550,000	20,036,566
3.500%, 2/15/18	18,650,000	19,353,773
0.750%, 2/28/18	30,000,000	30,012,453
2.750%, 2/28/18	13,500,000	13,883,337

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 3/31/18	$20,000,000	$20,000,246
2.875%, 3/31/18	5,600,000	5,776,794
0.625%, 4/30/18	25,000,000	24,956,260
2.625%, 4/30/18	4,650,000	4,786,794
3.875%, 5/15/18	4,650,000	4,885,751
1.000%, 5/31/18	25,000,000	25,101,562
2.375%, 5/31/18	13,500,000	13,859,227
1.375%, 6/30/18	20,000,000	20,210,938
2.375%, 6/30/18	20,000,000	20,554,532
1.375%, 7/31/18	25,000,000	25,271,388
2.250%, 7/31/18	5,150,000	5,288,004
4.000%, 8/15/18	5,600,000	5,940,681
0.750%, 8/31/18	5,000,000	4,999,023
1.500%, 8/31/18	22,850,000	23,159,636
1.375%, 9/30/18	20,000,000	20,226,562
1.750%, 10/31/18	18,650,000	19,009,887
3.750%, 11/15/18	20,000,000	21,236,874
1.250%, 11/30/18	20,000,000	20,184,374
1.375%, 11/30/18	14,000,000	14,167,343
1.375%, 12/31/18	18,650,000	18,877,151
1.125%, 1/15/19	14,000,000	14,093,188
1.250%, 1/31/19	18,650,000	18,830,817
1.500%, 1/31/19	25,000,000	25,383,398
2.750%, 2/15/19	23,750,000	24,825,616
1.375%, 2/28/19	14,000,000	14,178,282
1.500%, 2/28/19	20,000,000	20,312,968
1.500%, 3/31/19	25,000,000	25,406,250
1.625%, 3/31/19	20,000,000	20,381,406
1.250%, 4/30/19	14,000,000	14,143,937
1.625%, 4/30/19	40,000,000	40,777,500
3.125%, 5/15/19	20,500,000	21,704,215
1.500%, 5/31/19	30,000,000	30,501,564
1.625%, 6/30/19	30,000,000	30,610,077
0.875%, 7/31/19	23,300,000	23,303,639
1.625%, 7/31/19	35,000,000	35,730,352
3.625%, 8/15/19	14,900,000	16,055,449
1.625%, 8/31/19	40,000,000	40,840,624
1.000%, 9/30/19	5,000,000	5,014,844
1.750%, 9/30/19	25,000,000	25,622,852
1.500%, 10/31/19	40,000,000	40,700,936
3.375%, 11/15/19	31,700,000	34,077,005
1.500%, 11/30/19	35,000,000	35,611,681
1.625%, 12/31/19	35,000,000	35,752,227
1.250%, 1/31/20	40,000,000	40,365,000
1.375%, 1/31/20	2,000,000	2,026,250
3.625%, 2/15/20	24,450,000	26,588,803
1.375%, 2/29/20	35,000,000	35,459,375
1.125%, 3/31/20	20,000,000	20,098,438
1.375%, 3/31/20	50,000,000	50,656,250
1.375%, 4/30/20	30,000,000	30,391,173
3.500%, 5/15/20	28,400,000	30,888,550
1.375%, 5/31/20	20,000,000	20,250,782
1.500%, 5/31/20	50,000,000	50,858,205
1.625%, 6/30/20	25,000,000	25,547,265
1.625%, 7/31/20	50,000,000	51,089,065
2.625%, 8/15/20	13,000,000	13,768,929
1.375%, 8/31/20	50,000,000	50,613,280
2.125%, 8/31/20	10,000,000	10,403,125
1.375%, 9/30/20	25,000,000	25,299,415
1.375%, 10/31/20	25,000,000	25,293,555
1.750%, 10/31/20	30,000,000	30,789,609
2.625%, 11/15/20	23,750,000	25,213,964
1.625%, 11/30/20	40,000,000	40,866,564
2.000%, 11/30/20	25,000,000	25,913,868
1.750%, 12/31/20	50,000,000	51,339,455
2.375%, 12/31/20	25,000,000	26,308,595
1.375%, 1/31/21	50,000,000	50,550,390
2.125%, 1/31/21	30,000,000	31,265,625
3.625%, 2/15/21	35,000,000	38,721,484
1.125%, 2/28/21	25,000,000	25,017,773
2.000%, 2/28/21	25,000,000	25,928,515
1.250%, 3/31/21	25,000,000	25,132,033
2.250%, 3/31/21	5,000,000	5,242,265
1.375%, 4/30/21	40,000,000	40,424,376
2.250%, 4/30/21	30,000,000	31,471,173
3.125%, 5/15/21	14,300,000	15,560,188
1.375%, 5/31/21	30,000,000	30,328,593
1.125%, 6/30/21	50,000,000	49,945,705
2.250%, 7/31/21	25,000,000	26,256,835
1.125%, 8/31/21	50,000,000	49,954,690
1.125%, 9/30/21	50,000,000	49,933,595
2.125%, 9/30/21	25,000,000	26,125,000
1.875%, 11/30/21	15,000,000	15,493,476
1.500%, 1/31/22	35,000,000	35,468,398
1.750%, 3/31/22	20,000,000	20,515,312
1.750%, 4/30/22	25,000,000	25,636,523
1.875%, 5/31/22	25,000,000	25,806,055
1.625%, 8/15/22	30,000,000	30,542,814
1.750%, 9/30/22	25,000,000	25,617,772
1.875%, 10/31/22	25,000,000	25,794,335
1.625%, 11/15/22	10,000,000	10,168,047
2.000%, 11/30/22	10,000,000	10,390,078
2.125%, 12/31/22	35,000,000	36,620,937
1.750%, 1/31/23	20,000,000	20,471,562
2.000%, 2/15/23	40,000,000	41,550,936
1.750%, 5/15/23	25,000,000	25,564,062
2.500%, 8/15/23	30,000,000	32,145,702
1.375%, 8/31/23	10,000,000	9,969,844
1.375%, 9/30/23	20,000,000	19,925,000
2.750%, 11/15/23	15,000,000	16,346,484
2.750%, 2/15/24	20,000,000	21,826,250
2.500%, 5/15/24	10,000,000	10,746,562
2.375%, 8/15/24	20,000,000	21,311,876
2.250%, 11/15/24	20,000,000	21,128,184
2.000%, 2/15/25	20,000,000	20,725,396
2.125%, 5/15/25	20,000,000	20,925,602
2.000%, 8/15/25	20,000,000	20,713,804
2.250%, 11/15/25	20,000,000	21,130,484
1.625%, 2/15/26	30,000,000	30,079,389
1.625%, 5/15/26	40,000,000	40,091,748
1.500%, 8/15/26	25,000,000	24,781,250

		3,179,490,691

Total Government Securities		7,136,051,496

Total Long-Term Debt Securities (89.0%) (Cost $7,078,641,276)		7,189,262,074

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.5%)
iShares® Barclays 1-3 Year Treasury Bond ETF(x)	4,288,450	364,689,788
iShares® Barclays 3-7 Year Treasury Bond ETF(x)	1,306,067	165,269,718
iShares® Barclays 7-10 Year Treasury Bond ETF(x)	2,813,450	314,768,786

Total Investment Companies (10.5%) (Cost $798,559,133)		844,728,292

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
Financing Corp.
0.73%, 2/8/18	$930,000	$1,038,587
0.98%, 9/26/19	380,000	465,120

Total Government Securities		1,503,707

Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	81,376,111	81,376,111

Repurchase Agreements (0.5%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $4,200,245, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $4,284,000.(xx)	4,200,000	4,200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $3,500,146, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $3,570,002.(xx)	3,500,000	3,500,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,384,914, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,432,525.(xx)	2,384,825	2,384,825
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $4,000,157, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $4,080,043.(xx)	4,000,000	4,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $4,000,217, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $4,080,221.(xx)	4,000,000	4,000,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $5,100,213.(xx)	$5,000,000	$5,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,500,044, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,530,000.(xx)	1,500,000	1,500,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $2,000,077, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $5,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $5,100,003.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		37,584,825

Total Short-Term Investments (1.5%) (Cost $120,390,184)		120,464,643

Total Investments (101.0%) (Cost $7,997,590,593)		8,154,455,009
Other Assets Less Liabilities (-1.0%)		(77,623,492)

Net Assets (100%)		$8,076,831,517

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $36,835,728. This was secured by collateral of $37,584,825 which was received as cash and subsequently invested in short-term investments currently valued at $37,584,825, as reported in the Portfolio of Investments.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$9,233,297	$—	$9,233,297
Financials	—	43,977,281	—	43,977,281
Government Securities
Foreign Governments	—	75,897,972	—	75,897,972
U.S. Government Agencies	—	3,880,662,833	—	3,880,662,833
U.S. Treasuries	—	3,179,490,691	—	3,179,490,691
Investment Companies
Exchange Traded Funds (ETFs)	844,728,292	—	—	844,728,292
Short-Term Investments
Government Securities	—	1,503,707	—	1,503,707
Investment Companies	81,376,111	—	—	81,376,111
Repurchase Agreements	—	37,584,825	—	37,584,825

Total Assets	$926,104,403	$7,228,350,606	$—	$8,154,455,009

Total Liabilities	$—	$—	$—	$—

Total	$926,104,403	$7,228,350,606	$—	$8,154,455,009

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,480,994
Aggregate gross unrealized depreciation	(1,647,290)

Net unrealized appreciation	$155,833,704

Federal income tax cost of investments	$7,998,621,305

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.9%)
Abacus Property Group (REIT)	39,906	$88,378
Aconex Ltd.(x)*	23,710	122,011
Adelaide Brighton Ltd.	65,004	276,328
AGL Energy Ltd.	98,818	1,443,424
ALS Ltd.(x)	71,938	329,879
Altium Ltd.	16,568	117,173
Alumina Ltd.(x)	341,091	382,048
Amcor Ltd.	169,767	1,974,018
AMP Ltd.	432,449	1,754,352
Ansell Ltd.	21,615	381,485
APA Group	162,927	1,065,054
APN News & Media Ltd.*	23,963	62,828
APN Outdoor Group Ltd.	24,157	102,408
ARB Corp., Ltd.	10,303	144,032
Ardent Leisure Group	63,397	134,887
Aristocrat Leisure Ltd.	87,969	1,067,144
Asaleo Care Ltd.	55,555	68,092
ASX Ltd.	28,442	1,051,289
Aurizon Holdings Ltd.	300,018	1,080,583
AusNet Services	246,240	309,787
Australia & New Zealand Banking Group Ltd.	428,230	9,092,845
Australian Agricultural Co., Ltd.*	49,797	62,562
Australian Pharmaceutical Industries Ltd.	50,087	74,150
Automotive Holdings Group Ltd.	38,228	125,520
Aveo Group(x)	62,035	164,323
Bank of Queensland Ltd.	54,945	478,865
Bapcor Ltd.	34,802	161,717
Beach Energy Ltd.	203,307	103,808
Bega Cheese Ltd.	21,934	111,772
Bellamy’s Australia Ltd.(x)	10,959	109,590
Bendigo & Adelaide Bank Ltd.	67,499	557,550
BHP Billiton Ltd.	469,749	8,126,685
BHP Billiton plc	365,260	5,489,813
Blackmores Ltd.(x)	1,899	170,255
BlueScope Steel Ltd.	82,642	491,032
Boral Ltd.	108,721	563,544
Brambles Ltd.	231,411	2,127,864
Breville Group Ltd.	13,136	88,246
Brickworks Ltd.	11,452	122,217
BT Investment Management Ltd.	24,362	166,891
BWP Trust (REIT)	70,433	173,326
Caltex Australia Ltd.	38,338	1,012,027
carsales.com Ltd.	32,351	297,663
Challenger Ltd.	82,472	643,596
Charter Hall Group (REIT)(x)	48,275	189,286
Charter Hall Retail REIT (REIT)	47,311	153,469
CIMIC Group Ltd.	14,461	319,760
Cleanaway Waste Management Ltd.	227,362	195,476
Coca-Cola Amatil Ltd.	77,233	606,985
Cochlear Ltd.	8,385	908,964
Commonwealth Bank of Australia	250,999	13,959,470
Computershare Ltd.	74,450	589,362
Corporate Travel Management Ltd.(x)	10,957	148,408
Costa Group Holdings Ltd.	34,405	78,961
Credit Corp. Group Ltd.	7,015	100,243
Cromwell Property Group (REIT)(x)	181,777	130,996
Crown Resorts Ltd.	55,379	557,154
CSL Ltd.	66,819	5,487,523
CSR Ltd.	75,741	210,595
Dexus Property Group (REIT)	140,385	987,151
Domino’s Pizza Enterprises Ltd.	9,319	503,162
Downer EDI Ltd.	63,100	263,029
DUET Group	355,734	684,923
DuluxGroup Ltd.	55,720	282,033
Eclipx Group Ltd.	34,324	107,210
Estia Health Ltd.(x)	26,477	67,549
Evolution Mining Ltd.	163,627	305,270
Fairfax Media Ltd.	346,724	251,696
FlexiGroup Ltd.	37,236	66,448
Flight Centre Travel Group Ltd.(x)	8,248	231,011
Forge Group Ltd.(b)*†	11,894	—
Fortescue Metals Group Ltd.	248,754	947,741
G8 Education Ltd.(x)	52,928	123,598
Galaxy Resources Ltd.*	261,982	65,889
Gateway Lifestyle	39,115	64,412
Genworth Mortgage Insurance Australia Ltd.	32,060	66,190
Goodman Group (REIT)(x)	230,363	1,286,794
GPT Group (REIT)	262,419	1,018,426
GrainCorp Ltd., Class A	27,099	163,067
Greencross Ltd.	15,967	78,977
Growthpoint Properties Australia Ltd. (REIT)	28,474	74,864
GUD Holdings Ltd.	12,650	102,330
GWA Group Ltd.	39,696	87,502
Harvey Norman Holdings Ltd.	86,859	346,679
Healthscope Ltd.	253,249	599,987
Iluka Resources Ltd.	61,840	298,156
Incitec Pivot Ltd.	244,991	531,300
Independence Group NL	67,594	219,719
Infigen Energy*	115,642	71,441
Insurance Australia Group Ltd.	355,492	1,492,614
Investa Office Fund (REIT)	89,093	312,035
InvoCare Ltd.(x)	15,725	167,968
IOOF Holdings Ltd.(x)	38,617	256,992
IPH Ltd.	14,310	62,495
IRESS Ltd.	19,012	172,401
iSentia Group Ltd.	29,589	87,073
Japara Healthcare Ltd.(x)	35,586	55,800
JB Hi-Fi Ltd.	16,367	364,562
LendLease Group	77,542	836,171
Link Administration Holdings Ltd.	52,666	333,805
Macquarie Atlas Roads Group	59,016	226,206
Macquarie Group Ltd.	49,836	3,139,346
Magellan Financial Group Ltd.	19,027	317,023
Mantra Group Ltd.	43,044	106,700
Mayne Pharma Group Ltd.*	190,473	292,442
McMillan Shakespeare Ltd.(x)	11,600	105,338
Medibank Pvt Ltd.	402,661	765,953
Metcash Ltd.*	141,744	228,272
Mineral Resources Ltd.	22,756	193,617
Mirvac Group (REIT)	542,340	931,765
Monadelphous Group Ltd.	13,248	92,473
Myer Holdings Ltd.(x)	115,271	103,120
MYOB Group Ltd.(b)§	33,408	95,982
National Australia Bank Ltd.	388,739	8,326,730
National Storage REIT (REIT)	70,293	86,685
Navitas Ltd.	44,619	178,624
Newcrest Mining Ltd.	111,914	1,859,226
NEXTDC Ltd.*	39,706	128,715
Nine Entertainment Co. Holdings Ltd.	98,774	80,119
Northern Star Resources Ltd.	87,571	305,011
Nufarm Ltd.	26,489	190,650
OFX Group Ltd.(x)	32,275	47,022
Oil Search Ltd.	171,014	935,761
Orica Ltd.	54,881	640,265
Origin Energy Ltd.	254,941	1,063,551
Orocobre Ltd.*	29,606	84,742
Orora Ltd.	176,332	425,975
OZ Minerals Ltd.	46,001	214,863

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pact Group Holdings Ltd.	24,545	$119,197
Perpetual Ltd.	6,903	247,653
Platinum Asset Management Ltd.(x)	31,528	121,923
Premier Investments Ltd.	14,217	169,338
Primary Health Care Ltd.(x)	60,787	184,865
Qantas Airways Ltd.	301,536	723,324
QBE Insurance Group Ltd.	200,255	1,428,703
Qube Holdings Ltd.	178,333	319,039
Ramsay Health Care Ltd.	18,936	1,150,266
REA Group Ltd.	7,245	314,108
Regis Healthcare Ltd.(x)	19,850	66,409
Regis Resources Ltd.	71,946	207,949
Reliance Worldwide Corp. Ltd.(x)*	53,732	127,791
Resolute Mining Ltd.	95,987	141,363
Retail Food Group Ltd.	17,758	95,020
SAI Global Ltd.	29,934	106,673
Sandfire Resources NL	23,191	89,874
Santos Ltd.	232,356	653,431
Saracen Mineral Holdings Ltd.*	115,261	124,238
Scentre Group (REIT)	779,905	2,811,844
SEEK Ltd.	50,308	600,900
Seven Group Holdings Ltd.(x)	13,681	90,184
Seven West Media Ltd.	125,116	70,209
Shopping Centres Australasia Property Group (REIT)	105,475	182,108
Sigma Pharmaceuticals Ltd.	155,650	169,324
Sirtex Medical Ltd.	8,493	205,829
Sonic Healthcare Ltd.	60,730	1,025,828
South32 Ltd.	778,017	1,441,591
Southern Cross Media Group Ltd.	99,276	111,604
Spark Infrastructure Group§	245,924	435,371
Spotless Group Holdings Ltd.	158,394	130,099
St Barbara Ltd.*	70,380	168,137
Star Entertainment Grp Ltd.	114,162	527,971
Steadfast Group Ltd.	105,764	185,097
Stockland (REIT)	347,616	1,268,781
Suncorp Group Ltd.	188,648	1,753,540
Super Retail Group Ltd.	20,076	156,727
Sydney Airport	327,381	1,759,103
Syrah Resources Ltd.*	24,968	83,877
Tabcorp Holdings Ltd.	120,847	462,506
Tassal Group Ltd.	20,208	62,543
Tatts Group Ltd.	213,584	597,749
Technology One Ltd.	31,459	143,925
Telstra Corp., Ltd.	1,789,546	7,107,449
TPG Telecom Ltd.	45,648	302,912
Transurban Group	298,230	2,600,695
Treasury Wine Estates Ltd.	107,923	913,224
Vicinity Centres (REIT)	477,686	1,162,112
Virgin Australia International Holdings Pty Ltd.*†	190,064	—
Virtus Health Ltd.	11,517	68,039
Vocus Communications Ltd.(b)	90,391	434,135
Webjet Ltd.	14,213	126,414
Wesfarmers Ltd.	164,521	5,566,057
Western Areas Ltd.(x)*	34,989	77,658
Westfield Corp. (REIT)	280,182	2,089,164
Westpac Banking Corp.	489,717	11,132,994
Whitehaven Coal Ltd.*	86,968	163,880
Woodside Petroleum Ltd.	106,174	2,334,241
Woolworths Ltd.	187,261	3,345,336
WorleyParsons Ltd.*	32,490	208,347

		159,781,027

Belgium (1.8%)
Anheuser-Busch InBev S.A./N.V.	215,215	28,252,087

Chile (0.0%)
Antofagasta plc	61,377	415,871

Finland (0.6%)
Nokia Oyj	1,636,795	9,487,032

France (14.2%)
Air Liquide S.A.	110,883	11,881,290
Airbus Group SE	160,550	9,711,474
BNP Paribas S.A.	476,707	24,510,238
Cie de Saint-Gobain	145,712	6,290,870
Danone S.A.	171,459	12,717,527
Engie S.A.(x)	468,309	7,254,573
Essilor International S.A.	61,173	7,889,111
L’Oreal S.A.	68,488	12,930,199
LVMH Moet Hennessy Louis Vuitton SE	76,248	12,998,592
Orange S.A.	561,596	8,788,003
Safran S.A.	98,969	7,116,192
Sanofi	329,155	25,079,067
Schneider Electric SE	165,970	11,572,756
Societe Generale S.A.	344,276	11,881,172
Total S.A.	702,093	33,277,210
Unibail-Rodamco SE (REIT)	27,857	7,510,358
Vinci S.A.	157,368	12,033,249
Vivendi S.A.	305,771	6,161,581

		229,603,462

Germany (13.0%)
adidas AG	54,457	9,451,425
Allianz SE (Registered)	128,182	19,026,416
BASF SE	257,620	22,031,060
Bayer AG (Registered)	231,947	23,297,663
Bayerische Motoren Werke (BMW) AG	89,930	7,557,558
Daimler AG (Registered)	279,549	19,692,611
Deutsche Bank AG (Registered)*	386,866	5,033,248
Deutsche Post AG (Registered)	268,964	8,405,613
Deutsche Telekom AG (Registered)	892,290	14,957,783
E.ON SE	572,272	4,051,553
Fresenius SE & Co. KGaA	112,666	8,986,841
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	45,174	8,424,941
SAP SE	277,282	25,229,340
Siemens AG (Registered)	224,967	26,335,316
TUI AG	81,501	1,158,844
Volkswagen AG (Preference)(q)	51,349	6,745,880

		210,386,092

Ireland (1.2%)
CRH plc (Irish Stock Exchange)	232,732	7,781,746
CRH plc (London Stock Exchange)	143,431	4,756,064
DCC plc	15,257	1,390,968
Experian plc	165,986	3,325,664
James Hardie Industries plc (CDI)	65,148	1,021,889
Paddy Power Betfair plc	14,169	1,596,907

		19,873,238

Italy (1.8%)
Enel S.p.A.	2,178,917	9,717,995
Eni S.p.A.	710,479	10,238,516
Intesa Sanpaolo S.p.A.	4,032,911	8,953,145

		28,909,656

Japan (24.7%)
77 Bank Ltd.	34,000	138,987
ABC-Mart, Inc.(x)	3,700	251,465
Accordia Golf Co., Ltd.	9,300	94,784
Acom Co., Ltd.*	43,220	203,582
Adastria Co., Ltd.	3,880	89,052
ADEKA Corp.	11,400	157,680
Advantest Corp.	14,500	196,171
Aeon Co., Ltd.	86,863	1,281,524

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Aeon Delight Co., Ltd.	2,800	$85,367
AEON Financial Service Co., Ltd.(x)	15,900	277,028
Aeon Mall Co., Ltd.	15,320	241,907
Ai Holdings Corp.	4,238	102,043
Aica Kogyo Co., Ltd.	9,600	254,906
Aichi Bank Ltd.	1,720	83,618
Aichi Steel Corp.	2,010	101,790
Aiful Corp.(x)*	43,800	135,808
Ain Holdings, Inc.(x)	2,920	198,844
Air Water, Inc.	21,000	396,297
Aisan Industry Co., Ltd.	7,700	61,096
Aisin Seiki Co., Ltd.	21,500	984,495
Ajinomoto Co., Inc.	51,000	1,136,054
Alfresa Holdings Corp.	25,600	541,510
Alpen Co., Ltd.	4,000	72,128
Alps Electric Co., Ltd.(x)	19,900	478,492
Amada Holdings Co., Ltd.(x)	36,000	373,950
Amano Corp.	9,930	158,663
ANA Holdings, Inc.	384,303	1,044,636
Anritsu Corp.	16,419	93,857
AOKI Holdings, Inc.	6,358	71,820
Aoyama Trading Co., Ltd.	5,200	179,445
Aozora Bank Ltd.	134,000	461,567
Aplus Financial Co., Ltd.(x)*	68,412	68,611
Ariake Japan Co., Ltd.	2,067	111,441
Asahi Glass Co., Ltd.(x)	121,000	783,416
Asahi Group Holdings Ltd.	45,700	1,663,291
Asahi Kasei Corp.(x)	145,760	1,161,420
Asics Corp.(x)	22,000	442,339
ASKUL Corp.	2,274	86,340
Astellas Pharma, Inc.	234,100	3,655,920
Autobacs Seven Co., Ltd.(x)	12,300	176,244
Avex Group Holdings, Inc.	5,735	77,966
Awa Bank Ltd.	17,000	104,623
Azbil Corp.	9,000	271,980
Bandai Namco Holdings, Inc.	23,500	718,705
Bank of Kyoto Ltd.(x)	47,000	344,628
Bank of the Ryukyus Ltd.	8,151	96,726
Benesse Holdings, Inc.(x)	8,700	222,059
Bic Camera, Inc.	10,045	83,420
Bridgestone Corp.	72,800	2,685,046
Brother Industries Ltd.(x)	31,500	554,834
Calbee, Inc.(x)	10,696	404,477
Calsonic Kansei Corp.	18,507	171,150
Canon Electronics, Inc.	2,833	44,942
Canon Marketing Japan, Inc.	6,200	115,357
Canon, Inc.	112,701	3,266,510
Capcom Co., Ltd.	6,158	150,880
Casio Computer Co., Ltd.	24,600	345,043
Central Glass Co., Ltd.	26,000	102,459
Central Japan Railway Co.	18,560	3,175,365
Chiba Bank Ltd.(x)	78,338	445,183
Chiyoda Co., Ltd.	3,062	75,196
Chiyoda Corp.	24,000	197,172
Chofu Seisakusho Co., Ltd.	3,200	83,889
Chubu Electric Power Co., Inc.(x)	62,397	908,480
Chugai Pharmaceutical Co., Ltd.	21,700	783,558
Chugai Ro Co., Ltd.	19,300	38,199
Chugoku Bank Ltd.(x)	21,000	256,263
Chugoku Electric Power Co., Inc.(x)	27,820	349,672
Citizen Watch Co., Ltd.	35,300	184,663
CKD Corp.	9,000	108,780
Cleanup Corp.	10,500	89,331
CMK Corp.*	31,223	168,837
Coca-Cola Central Japan Co., Ltd.	8,738	189,698
Coca-Cola West Co., Ltd.	11,100	310,477
cocokara fine, Inc.	2,255	86,766
COLOPL, Inc.(x)	4,411	68,730
Colowide Co., Ltd.(x)	5,764	105,153
COMSYS Holdings Corp.	10,500	186,172
Concordia Financial Group Ltd.	154,000	673,173
COOKPAD, Inc.	4,896	46,939
Cosel Co., Ltd.	4,700	56,855
Cosmos Pharmaceutical Corp.	1,165	249,925
Create SD Holdings Co., Ltd.	4,072	97,233
Credit Saison Co., Ltd.	20,400	338,372
CyberAgent, Inc.(x)	12,286	364,548
Dai Nippon Printing Co., Ltd.	66,000	646,781
Daicel Corp.	37,000	469,064
Daido Steel Co., Ltd.	39,000	179,118
Daifuku Co., Ltd.(x)	14,100	258,899
Daihen Corp.	17,500	93,189
Dai-ichi Life Holdings, Inc.	134,600	1,847,424
Daiichi Sankyo Co., Ltd.(x)	76,400	1,830,277
Dai-ichi Seiko Co., Ltd.	131	1,332
Daiichikosho Co., Ltd.(x)	3,822	156,178
Daikin Industries Ltd.	30,000	2,794,987
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,192	93,612
Daio Paper Corp.	10,000	118,302
Daiseki Co., Ltd.	5,400	105,338
Daishi Bank Ltd.	26,000	99,949
Daito Trust Construction Co., Ltd.	8,800	1,406,361
Daiwa House Industry Co., Ltd.	68,000	1,862,459
Daiwa Securities Group, Inc.	194,518	1,095,387
DeNA Co., Ltd.	9,759	353,906
Denki Kagaku Kogyo KK(x)	48,000	207,687
Denki Kogyo Co., Ltd.	14,500	72,669
Denso Corp.	50,861	2,030,480
Dentsu, Inc.(x)	25,900	1,310,840
DIC Corp.	8,900	275,028
Dip Corp.	274	8,476
Disco Corp.(x)	3,400	402,676
DMG Mori Co., Ltd.	17,900	186,617
Don Quijote Holdings Co., Ltd.	15,600	571,755
Doutor Nichires Holdings Co., Ltd.	5,500	100,976
Dowa Holdings Co., Ltd.(x)	28,000	195,999
Duskin Co., Ltd.	5,723	106,440
Eagle Industry Co., Ltd.	5,758	70,324
East Japan Railway Co.	37,298	3,362,696
Ebara Corp.	11,800	349,217
Eisai Co., Ltd.(x)	27,600	1,725,022
Eizo Corp.	3,000	81,414
Electric Power Development Co., Ltd.	19,400	465,968
euglena Co., Ltd.(x)*	9,019	130,078
Exedy Corp.(x)	3,600	91,600
Ezaki Glico Co., Ltd.	6,500	393,587
F@N Communications, Inc.	9,152	67,289
FamilyMart UNY Holdings Co., Ltd.	10,101	670,109
FANUC Corp.	21,333	3,610,543
Fast Retailing Co., Ltd.	3,600	1,159,203
FCC Co., Ltd.	4,261	91,553
FP Corp.(x)	1,900	106,763
Fuji Co., Ltd.	3,400	68,517
Fuji Electric Co., Ltd.	67,000	306,970
Fuji Heavy Industries Ltd.	66,000	2,478,586
Fuji Machine Manufacturing Co., Ltd.	8,042	92,865
Fuji Media Holdings, Inc.	27,600	374,864
Fuji Oil Holdings, Inc.	7,100	145,496
Fuji Seal International, Inc.	2,830	116,415
Fujifilm Holdings Corp.(x)	49,968	1,849,289
Fujikura Ltd.	31,520	171,550

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Fujitsu General Ltd.	7,720	$167,700
Fujitsu Ltd.	217,000	1,171,471
Fukuoka Financial Group, Inc.	106,000	440,298
Furukawa Electric Co., Ltd.	7,000	190,080
Futaba Industrial Co., Ltd.	9,500	47,278
Fuyo General Lease Co., Ltd.	2,579	128,034
Glory Ltd.	8,900	294,684
GMO Internet, Inc.	8,424	113,142
GMO Payment Gateway, Inc.	2,281	118,781
Gree, Inc.	14,234	79,873
GS Yuasa Corp.	61,000	251,183
GungHo Online Entertainment, Inc.(x)	39,210	96,095
Gunma Bank Ltd.	54,000	245,352
Gunze Ltd.	24,000	77,407
H2O Retailing Corp.	9,500	135,113
Hachijuni Bank Ltd.	43,000	224,233
Hakuhodo DY Holdings, Inc.	35,770	417,688
Hamamatsu Photonics KK(x)	17,760	545,628
Hankyu Hanshin Holdings, Inc.	29,044	998,574
Hanwa Co., Ltd.	21,333	129,464
Haseko Corp.	32,800	315,824
Heiwa Corp.	10,800	240,107
Heiwa Real Estate Co., Ltd.	8,258	118,953
Heiwado Co., Ltd.	2,850	55,404
Hikari Tsushin, Inc.	2,400	222,479
Hino Motors Ltd.(x)	32,439	347,292
Hirose Electric Co., Ltd.	3,720	488,951
Hiroshima Bank Ltd.	73,000	302,926
HIS Co., Ltd.	3,757	98,041
Hisaka Works Ltd.	5,400	45,690
Hisamitsu Pharmaceutical Co., Inc.	7,000	377,822
Hitachi Capital Corp.(x)	4,800	101,942
Hitachi Chemical Co., Ltd.	14,700	336,927
Hitachi Construction Machinery Co., Ltd.(x)	9,800	195,312
Hitachi High-Technologies Corp.	7,100	283,004
Hitachi Koki Co., Ltd.	8,500	61,749
Hitachi Kokusai Electric, Inc.	3,483	63,899
Hitachi Ltd.	531,778	2,487,194
Hitachi Maxell Ltd.	6,700	103,218
Hitachi Metals Ltd.	26,990	329,859
Hitachi Transport System Ltd.	4,900	97,797
Hitachi Zosen Corp.	19,500	98,710
Hokkaido Electric Power Co., Inc.(x)	25,319	216,009
Hokuetsu Kishu Paper Co., Ltd.	13,526	81,463
Hokuhoku Financial Group, Inc.	17,700	238,259
Hokuriku Electric Power Co.(x)	21,919	267,135
Hokuto Corp.	3,600	64,707
Honda Motor Co., Ltd.	185,328	5,335,604
Horiba Ltd.(x)	5,500	270,013
Hoshizaki Electric Co., Ltd.	5,000	456,690
House Foods Group, Inc.	8,400	192,394
Hoya Corp.	47,600	1,911,578
Hulic Co., Ltd.	44,679	455,985
Ibiden Co., Ltd.	13,900	186,697
Ichigo, Inc.	24,371	108,276
Icom, Inc.	2,600	51,676
Idec Corp.	7,600	70,413
Idemitsu Kosan Co., Ltd.(x)	16,000	329,643
IDOM, Inc.	8,751	49,180
IHI Corp.(x)	183,000	531,470
Iida Group Holdings Co., Ltd.	20,786	417,833
Inaba Denki Sangyo Co., Ltd.	3,031	109,583
Inageya Co., Ltd.	6,500	91,759
Inpex Corp.	131,521	1,192,415
Internet Initiative Japan, Inc.	3,198	59,910
Iseki & Co., Ltd.	41,000	102,123
Isetan Mitsukoshi Holdings Ltd.	45,600	448,795
Isuzu Motors Ltd.(x)	65,500	770,265
Ito En Ltd.	9,000	319,315
ITOCHU Corp.	159,400	1,996,797
Itochu Techno-Solutions Corp.	5,600	144,002
Itoham Yonekyu Holdings, Inc.*	15,000	156,605
Iwatani Corp.(x)	26,988	166,377
Iyo Bank Ltd.(x)	24,000	145,218
Izumi Co., Ltd.	5,300	227,915
J. Front Retailing Co., Ltd.	29,000	379,981
Jaccs Co., Ltd.	15,528	59,391
Jafco Co., Ltd.	3,600	105,756
Japan Airlines Co., Ltd.	40,953	1,205,615
Japan Airport Terminal Co., Ltd.(x)	7,200	273,719
Japan Cash Machine Co., Ltd.	6,102	92,765
Japan Digital Laboratory Co., Ltd.	6,400	93,530
Japan Display, Inc.*	45,302	70,724
Japan Exchange Group, Inc.(x)	63,035	986,349
Japan Petroleum Exploration Co., Ltd.	5,700	125,827
Japan Post Bank Co., Ltd.(x)	55,127	654,731
Japan Post Holdings Co., Ltd.	66,953	841,275
Japan Post Insurance Co., Ltd.	6,712	146,517
Japan Pulp & Paper Co., Ltd.	20,100	65,455
Japan Radio Co., Ltd.(x)	4,680	66,877
Japan Steel Works Ltd.(x)	10,400	235,941
Japan Tobacco, Inc.	129,427	5,287,747
JFE Holdings, Inc.(x)	64,200	936,077
JGC Corp.	24,000	417,094
Joshin Denki Co., Ltd.	7,400	63,571
Joyful Honda Co., Ltd.	4,092	106,718
JSR Corp.(x)	23,500	369,310
JTEKT Corp.(x)	25,700	386,282
Juroku Bank Ltd.	32,000	91,286
JVC Kenwood Corp.	19,300	48,540
JX Holdings, Inc.(x)	261,000	1,053,596
kabu.com Securities Co., Ltd.	29,820	100,238
Kadokawa Dwango Corp.*	6,440	93,742
Kaga Electronics Co., Ltd.	5,500	68,054
Kagome Co., Ltd.	8,701	228,156
Kajima Corp.(x)	114,000	796,808
Kakaku.com, Inc.	17,876	322,775
Kaken Pharmaceutical Co., Ltd.	4,500	276,399
Kamigumi Co., Ltd.	26,000	226,542
Kanagawa Chuo Kotsu Co., Ltd.	14,700	104,039
Kandenko Co., Ltd.	6,000	55,349
Kaneka Corp.	31,000	245,520
Kanematsu Corp.	67,103	104,164
Kansai Electric Power Co., Inc.*	87,066	790,853
Kansai Paint Co., Ltd.(x)	27,000	591,444
Kao Corp.	54,800	3,086,662
Kappa Create Co., Ltd.	5,800	69,056
Katakura Industries Co., Ltd.	7,200	85,813
Kawasaki Heavy Industries Ltd.(x)	177,000	548,214
Kawasaki Kisen Kaisha Ltd.(x)	100,000	257,383
KDDI Corp.	201,244	6,192,794
Keihan Holdings Co., Ltd.(x)	52,000	363,483
Keihin Corp.	5,700	90,470
Keikyu Corp.	59,000	615,016
Keio Corp.(x)	61,000	532,724
Keisei Electric Railway Co., Ltd.	16,500	411,780
Kenedix, Inc.	26,600	118,335
Kewpie Corp.	13,000	401,022
Key Coffee, Inc.	4,000	75,121
Keyence Corp.	4,740	3,449,854
Kikkoman Corp.(x)	19,371	618,637

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Kinden Corp.	15,000	$172,615
Kinki Sharyo Co., Ltd.	1,340	30,674
Kintetsu Department Store Co., Ltd.*	28,164	97,288
Kintetsu Group Holdings Co., Ltd.	207,000	867,716
Kintetsu World Express, Inc.	5,800	75,034
Kirin Holdings Co., Ltd.	102,000	1,688,736
Kissei Pharmaceutical Co., Ltd.	4,000	106,832
Kitz Corp.	19,319	106,540
Kiyo Bank Ltd.	12,600	197,676
Koa Corp.	5,800	49,483
Kobayashi Pharmaceutical Co., Ltd.	7,000	364,966
Kobe Steel Ltd.*	45,200	409,104
Koei Tecmo Holdings Co., Ltd.	5,786	114,619
Koito Manufacturing Co., Ltd.	13,000	632,888
Kokuyo Co., Ltd.	14,200	205,854
Komatsu Ltd.	108,700	2,490,758
Komeri Co., Ltd.	4,300	104,422
Komori Corp.	7,900	99,390
Konami Corp.	9,200	356,237
Konica Minolta, Inc.	54,000	458,101
Kose Corp.	4,100	420,195
K’s Holdings Corp.	8,900	147,019
Kubota Corp.	109,000	1,647,694
Kumagai Gumi Co., Ltd.	32,711	84,559
Kumiai Chemical Industry Co., Ltd.	5,112	26,967
Kura Corp.	899	43,777
Kurabo Industries Ltd.	39,100	74,179
Kuraray Co., Ltd.	36,000	534,349
Kureha Corp.	2,400	88,006
Kurita Water Industries Ltd.(x)	16,300	387,581
Kusuri No Aoki Co., Ltd.	2,026	103,394
KYB Corp.	19,231	86,011
Kyocera Corp.	35,700	1,712,698
Kyoei Steel Ltd.	5,000	94,890
Kyokuto Kaihatsu Kogyo Co., Ltd.	7,569	87,360
Kyorin Holdings, Inc.	9,000	203,997
Kyoritsu Maintenance Co., Ltd.	1,335	83,401
Kyowa Exeo Corp.	9,800	139,559
Kyowa Hakko Kirin Co., Ltd.	30,000	472,381
Kyudenko Corp.	3,588	131,379
Kyushu Electric Power Co., Inc.	52,100	484,597
Kyushu Financial Group, Inc.(x)	34,349	234,422
Lawson, Inc.	7,700	606,713
Leopalace21 Corp.	22,700	149,787
LINE Corp.*	3,404	164,436
Lion Corp.	27,000	436,732
Lixil Group Corp.	33,200	712,181
M3, Inc.	20,869	710,711
Mabuchi Motor Co., Ltd.(x)	6,900	382,294
Macnica Fuji Electronics Holdings, Inc.	7,250	82,924
Maeda Corp.	15,009	127,423
Maeda Kosen Co., Ltd.	7,188	81,796
Maeda Road Construction Co., Ltd.	10,000	178,929
Makino Milling Machine Co., Ltd.	13,507	83,229
Makita Corp.(x)	13,865	986,022
Mandom Corp.	2,108	96,375
Marubeni Corp.(x)	215,000	1,102,220
Maruha Nichiro Corp.	5,013	136,204
Marui Group Co., Ltd.(x)	27,500	363,135
Maruichi Steel Tube Ltd.	7,800	269,450
Maruwa Co., Ltd.	2,900	109,368
Maruzen Showa Unyu Co., Ltd.	22,000	83,983
Marvelous, Inc.(x)	7,616	59,319
Matsuda Sangyo Co., Ltd.	4,000	54,877
Matsui Securities Co., Ltd.	10,900	89,079
Matsumotokiyoshi Holdings Co., Ltd.	5,900	304,875
Matsuya Co., Ltd.	7,173	50,699
Max Co., Ltd.	6,000	72,317
Mazda Motor Corp.	66,800	1,026,329
Mebuki Financial Group, Inc.	87,750	314,476
Medipal Holdings Corp.	23,000	397,844
Megmilk Snow Brand Co., Ltd.	8,204	299,627
Meidensha Corp.	22,000	72,401
Meiji Holdings Co., Ltd.	14,000	1,384,990
Meitec Corp.	2,601	91,371
Mie Bank Ltd.	2,610	51,534
Minebea Co., Ltd.(x)	37,000	350,368
Miraca Holdings, Inc.	6,996	348,835
Mirait Holdings Corp.	9,786	83,245
MISUMI Group, Inc.(x)	24,300	455,154
Mitsuba Corp.	3,235	42,658
Mitsubishi Chemical Holdings Corp.	149,500	939,883
Mitsubishi Corp.	156,832	3,564,941
Mitsubishi Electric Corp.	223,000	2,854,958
Mitsubishi Estate Co., Ltd.	154,957	2,905,023
Mitsubishi Gas Chemical Co., Inc.	19,000	271,702
Mitsubishi Heavy Industries Ltd.	381,000	1,593,014
Mitsubishi Logistics Corp.(x)	18,000	259,563
Mitsubishi Materials Corp.	14,300	390,833
Mitsubishi Motors Corp.	96,000	447,289
Mitsubishi Research Institute, Inc.	3,100	97,277
Mitsubishi Tanabe Pharma Corp.	29,000	619,844
Mitsubishi UFJ Financial Group, Inc.	1,641,313	8,276,529
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,180	280,714
Mitsui & Co., Ltd.(x)	186,020	2,573,023
Mitsui Chemicals, Inc.	95,000	452,764
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	180,301
Mitsui Fudosan Co., Ltd.	107,823	2,295,844
Mitsui Home Co., Ltd.	13,400	62,849
Mitsui Mining & Smelting Co., Ltd.	97,000	202,998
Mitsui O.S.K. Lines Ltd.	139,863	325,481
Mitsui Sugar Co., Ltd.	3,860	93,030
Mitsumi Electric Co., Ltd.*	11,968	67,594
Miura Co., Ltd.	11,508	230,470
Mizuho Financial Group, Inc.	2,921,602	4,881,394
Mizuno Corp.	15,800	84,785
Mochida Pharmaceutical Co., Ltd.	2,000	156,512
MonotaRO Co., Ltd.	8,044	216,123
Morinaga & Co., Ltd.(x)	4,248	204,780
Morinaga Milk Industry Co., Ltd.	22,000	175,826
MS&AD Insurance Group Holdings, Inc.(x)	63,404	1,768,763
Murata Manufacturing Co., Ltd.	22,222	2,898,505
Musashi Seimitsu Industry Co., Ltd.	3,100	72,786
Nabtesco Corp.	14,000	396,343
Nagase & Co., Ltd.	18,000	216,478
Nagoya Railroad Co., Ltd.(x)	84,000	456,486
Nankai Electric Railway Co., Ltd.	49,000	235,355
NEC Corp.	302,000	780,219
NEC Networks & System Integration Corp.	2,159	36,704
NET One Systems Co., Ltd.	14,580	101,438
Nexon Co., Ltd.	24,571	383,935
Next Co., Ltd.(x)	8,504	69,890
NGK Insulators Ltd.	29,000	600,499
NGK Spark Plug Co., Ltd.(x)	22,000	387,595
NH Foods Ltd.(x)	19,000	458,340
NHK Spring Co., Ltd.	25,000	242,100
Nichirei Corp.	13,000	292,583
Nidec Corp.	24,742	2,276,291
Nifco, Inc.	4,400	233,862

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nihon Kohden Corp.	11,800	$287,078
Nihon M&A Center, Inc.	7,974	246,463
Nihon Nohyaku Co., Ltd.	8,530	43,073
Nihon Parkerizing Co., Ltd.	12,170	177,680
Nihon Unisys Ltd.	7,700	98,625
Nikkon Holdings Co., Ltd.	9,000	195,980
Nikon Corp.	42,100	628,733
Nintendo Co., Ltd.	12,711	3,363,410
Nippo Corp.(x)	6,148	116,805
Nippon Carbon Co., Ltd.	22,500	38,535
Nippon Chemi-Con Corp.	35,035	57,261
Nippon Densetsu Kogyo Co., Ltd.	4,990	93,499
Nippon Electric Glass Co., Ltd.	54,000	279,601
Nippon Express Co., Ltd.	82,000	383,169
Nippon Flour Mills Co., Ltd.	8,500	130,507
Nippon Gas Co., Ltd.	814	25,379
Nippon Kayaku Co., Ltd.	15,000	161,689
Nippon Light Metal Holdings Co., Ltd.	52,529	113,199
Nippon Paint Holdings Co., Ltd.(x)	18,000	603,896
Nippon Paper Industries Co., Ltd.	16,100	294,023
Nippon Sharyo Ltd.*	14,000	36,845
Nippon Sheet Glass Co., Ltd.*	11,700	93,345
Nippon Shinyaku Co., Ltd.	6,000	325,119
Nippon Shokubai Co., Ltd.	4,000	249,443
Nippon Signal Co., Ltd.	8,900	75,029
Nippon Steel & Sumikin Bussan Corp.	2,712	96,035
Nippon Steel & Sumitomo Metal Corp.	102,164	2,097,829
Nippon Suisan Kaisha Ltd.	32,900	141,352
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	60,902
Nippon Telegraph & Telephone Corp.	157,128	7,176,097
Nippon Television Holdings, Inc.	21,070	356,616
Nippon Thompson Co., Ltd.	11,000	40,761
Nippon Valqua Industries Ltd.	4,400	59,995
Nippon Yusen KK	216,000	404,444
Nipro Corp.(x)	13,900	176,538
Nishimatsu Construction Co., Ltd.	29,111	135,398
Nishi-Nippon City Bank Ltd.(x)†	73,000	154,415
Nishi-Nippon Railroad Co., Ltd.	28,000	134,627
Nishio Rent All Co., Ltd.	3,963	116,623
Nissan Chemical Industries Ltd.	14,000	424,136
Nissan Motor Co., Ltd.(x)	290,180	2,841,613
Nissan Shatai Co., Ltd.	1,384	12,762
Nisshin Seifun Group, Inc.	28,825	438,598
Nisshin Steel Co., Ltd.	10,857	146,829
Nisshinbo Holdings, Inc.	12,000	118,927
Nissin Foods Holdings Co., Ltd.(x)	10,700	648,938
Nissin Kogyo Co., Ltd.	4,986	75,999
Nitori Holdings Co., Ltd.	9,250	1,106,731
Nitta Corp.	3,600	90,115
Nitto Boseki Co., Ltd.	20,312	66,333
Nitto Denko Corp.	18,000	1,168,240
Nitto Kogyo Corp.	5,056	66,213
Noevir Holdings Co., Ltd.	2,811	85,595
NOF Corp.	21,020	213,690
NOK Corp.(x)	11,800	258,504
Nomura Holdings, Inc.	406,202	1,817,873
Nomura Real Estate Holdings, Inc.	15,900	268,277
Nomura Research Institute Ltd.	15,968	551,011
Noritake Co., Ltd.	1,990	46,037
North Pacific Bank Ltd.	31,500	111,938
NS Solutions Corp.	4,600	80,591
NS United Kaiun Kaisha Ltd.	28,700	39,654
NSD Co., Ltd.	6,930	111,312
NSK Ltd.	49,000	502,837
NTN Corp.(x)	53,000	185,446
NTT Data Corp.	12,826	641,051
NTT DoCoMo, Inc.	154,518	3,917,698
NTT Urban Development Corp.	15,400	148,664
Obayashi Corp.	77,000	763,245
Obic Business Consultants Co., Ltd.	1,350	65,272
Obic Co., Ltd.	8,190	435,719
Odakyu Electric Railway Co., Ltd.(x)	37,000	823,172
Ogaki Kyoritsu Bank Ltd.	28,000	93,404
Ohsho Food Service Corp.	2,130	83,538
Oiles Corp.	4,560	77,641
Oita Bank Ltd.	21,000	76,300
Oji Holdings Corp.	100,000	395,693
Okamoto Industries, Inc.	7,577	94,863
Okamura Corp.	10,799	104,526
Okasan Securities Group, Inc.	19,000	97,721
Oki Electric Industry Co., Ltd.	10,824	145,691
Okuma Corp.	22,400	172,037
Okumura Corp.(x)	25,000	142,070
Olympus Corp.	33,200	1,158,213
Omron Corp.(x)	23,800	855,192
Ono Pharmaceutical Co., Ltd.	51,468	1,428,989
Onward Holdings Co., Ltd.	15,000	108,181
Open House Co., Ltd.	1,862	39,801
Oracle Corp. Japan	3,300	186,287
Organo Corp.	9,300	37,997
Orient Corp.(x)*	97,027	185,770
Oriental Land Co., Ltd.(x)	24,600	1,496,612
Orix Corp.	148,036	2,184,335
Osaka Gas Co., Ltd.	221,000	926,919
OSG Corp.(x)	14,700	292,449
Otsuka Corp.	5,800	275,298
Otsuka Holdings Co., Ltd.	46,669	2,128,728
Paltac Corp.	3,800	88,925
PanaHome Corp.	13,000	103,380
Panasonic Corp.	236,832	2,369,682
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	66,298
Parco Co., Ltd.	8,506	79,661
Paris Miki Holdings, Inc.	7,300	31,787
Park24 Co., Ltd.(x)	10,900	354,177
Penta-Ocean Construction Co., Ltd.	29,322	167,150
PeptiDream, Inc.(x)*	3,800	208,014
Pigeon Corp.	12,261	370,352
Pilot Corp.	4,200	175,419
Plenus Co., Ltd.(x)	4,700	85,638
Pola Orbis Holdings, Inc.(x)	2,748	246,181
Rakuten, Inc.(x)	113,553	1,477,110
Recruit Holdings Co., Ltd.	45,057	1,832,956
Relia, Inc.	6,150	54,999
Relo Holdings, Inc.	873	145,240
Renesas Electronics Corp.*	8,900	54,448
Rengo Co., Ltd.	21,000	128,529
Resona Holdings, Inc.	237,800	1,000,073
Resorttrust, Inc.	10,200	207,370
Ricoh Co., Ltd.	71,000	641,634
Ricoh Leasing Co., Ltd.	2,500	69,081
Riken Corp.	1,600	55,136
Riken Vitamin Co., Ltd.	1,549	73,196
Rinnai Corp.(x)	4,800	445,801
Rohm Co., Ltd.	11,200	590,380
Rohto Pharmaceutical Co., Ltd.	15,000	258,244
Ryobi Ltd.	18,700	83,075
Ryohin Keikaku Co., Ltd.	2,500	503,611
Ryosan Co., Ltd.	3,300	100,633
Saizeriya Co., Ltd.	4,200	95,568

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sakai Chemical Industry Co., Ltd.	14,100	$45,707
Sanden Holdings Corp.	18,200	54,284
Sangetsu Corp.	11,200	217,032
Sankyo Co., Ltd.	7,700	262,899
Sankyu, Inc.	40,000	229,752
Sanoh Industrial Co., Ltd.	7,800	48,052
Sanrio Co., Ltd.(x)	6,400	117,259
Santen Pharmaceutical Co., Ltd.(x)	44,800	660,674
Sanwa Holdings Corp.(x)	31,000	299,960
Sanyo Chemical Industries Ltd.	1,880	80,233
Sapporo Holdings Ltd.	10,400	287,902
Sawai Pharmaceutical Co., Ltd.(x)	4,400	312,238
SBI Holdings, Inc.	29,097	347,053
SCREEN Holdings Co., Ltd.	5,000	322,388
SCSK Corp.	6,300	254,640
Secom Co., Ltd.	23,400	1,746,267
Sega Sammy Holdings, Inc.	27,471	391,221
Seibu Holdings, Inc.(x)	21,536	355,315
Seiko Epson Corp.	31,500	607,143
Seiko Holdings Corp.(x)	20,878	65,854
Seino Holdings Co., Ltd.	16,000	168,131
Sekisui Chemical Co., Ltd.	51,000	733,004
Sekisui House Ltd.	80,000	1,361,836
Senshu Ikeda Holdings, Inc.	18,340	80,831
Seven & i Holdings Co., Ltd.	85,579	4,044,449
Seven Bank Ltd.(x)	99,354	318,030
Shikoku Electric Power Co., Inc.(x)	20,885	206,304
Shimachu Co., Ltd.	6,100	151,684
Shimadzu Corp.	28,000	426,001
Shimamura Co., Ltd.	2,500	303,140
Shimano, Inc.	8,797	1,304,060
Shimizu Corp.	80,000	713,799
Shimojima Co., Ltd.	5,300	56,401
Shinagawa Refractories Co., Ltd.	21,703	40,770
Shin-Etsu Chemical Co., Ltd.	40,014	2,793,638
Shin-Etsu Polymer Co., Ltd.	11,000	73,666
Shinko Electric Industries Co., Ltd.	8,500	48,057
Shinsei Bank Ltd.(x)	228,000	344,704
Shionogi & Co., Ltd.	32,800	1,676,543
Ship Healthcare Holdings, Inc.	4,518	138,806
Shiseido Co., Ltd.	40,900	1,081,590
Shizuoka Bank Ltd.(x)	68,000	544,487
Sho-Bond Holdings Co., Ltd.(x)	2,683	124,826
Shochiku Co., Ltd.	19,000	230,774
Showa Denko KK	17,499	220,679
Showa Shell Sekiyu KK	30,300	281,159
Sintokogio Ltd.	7,500	69,274
SKY Perfect JSAT Holdings, Inc.	18,341	90,101
Skylark Co., Ltd.	7,890	106,180
SMC Corp.	6,700	1,932,752
SMK Corp.	16,209	53,731
SoftBank Group Corp.	115,840	7,504,333
Sohgo Security Services Co., Ltd.	8,100	435,027
Sojitz Corp.	154,100	393,629
Sompo Holdings, Inc.	46,500	1,375,933
Sony Corp.	145,293	4,747,352
Sony Financial Holdings, Inc.	24,977	343,899
Sotetsu Holdings, Inc.(x)	50,000	255,196
Square Enix Holdings Co., Ltd.	10,400	357,344
St. Marc Holdings Co., Ltd.	2,948	80,680
Stanley Electric Co., Ltd.	16,900	454,574
Star Micronics Co., Ltd.	6,600	82,524
Start Today Co., Ltd.	20,007	342,661
Sugi Holdings Co., Ltd.	5,000	271,173
Sumco Corp.(x)	21,300	175,224
Sumitomo Chemical Co., Ltd.	181,000	804,831
Sumitomo Corp.(x)	131,600	1,469,494
Sumitomo Dainippon Pharma Co., Ltd.	15,798	305,416
Sumitomo Electric Industries Ltd.	90,686	1,282,535
Sumitomo Forestry Co., Ltd.(x)	17,200	229,932
Sumitomo Heavy Industries Ltd.	66,000	325,208
Sumitomo Metal Mining Co., Ltd.(x)	61,000	843,321
Sumitomo Mitsui Construction Co., Ltd.	79,018	74,175
Sumitomo Mitsui Financial Group, Inc.	164,679	5,550,166
Sumitomo Mitsui Trust Holdings, Inc.	43,607	1,415,182
Sumitomo Osaka Cement Co., Ltd.	44,000	204,531
Sumitomo Realty & Development Co., Ltd.	51,880	1,344,092
Sumitomo Rubber Industries Ltd.	23,600	356,907
Sumitomo Warehouse Co., Ltd.	17,000	90,480
Sundrug Co., Ltd.(x)	4,600	384,608
Suntory Beverage & Food Ltd.	17,124	742,960
Suruga Bank Ltd.(x)	20,000	479,598
Suzuken Co., Ltd.	11,220	370,314
Suzuki Motor Corp.	39,900	1,335,725
Sysmex Corp.	17,176	1,272,510
T&D Holdings, Inc.	81,800	922,255
T.Rad Co., Ltd.	17,200	33,440
Tadano Ltd.	11,167	109,736
Taihei Dengyo Kaisha Ltd.	8,600	86,409
Taiheiyo Cement Corp.(x)	158,000	455,592
Taisei Corp.	127,000	950,782
Taisho Pharmaceutical Holdings Co., Ltd.(x)	5,305	543,468
Taiyo Nippon Sanso Corp.	18,000	187,670
Taiyo Yuden Co., Ltd.	10,000	98,772
Takara Holdings, Inc.	18,000	168,258
Takara Standard Co., Ltd.	6,000	111,404
Takasago Thermal Engineering Co., Ltd.	7,533	112,139
Takashimaya Co., Ltd.	33,000	270,782
Takata Corp.*	9,100	32,180
Takeda Pharmaceutical Co., Ltd.	85,864	4,109,951
Takuma Co., Ltd.	12,205	115,294
Tamron Co., Ltd.	2,969	48,103
TDK Corp.	13,700	916,407
TechnoPro Holdings, Inc.	3,425	129,018
Teijin Ltd.	19,600	380,166
Temp Holdings Co., Ltd.	18,066	317,381
Terumo Corp.	34,100	1,307,188
THK Co., Ltd.	16,300	321,087
TIS, Inc.	9,100	235,564
Toagosei Co., Ltd.	17,000	184,665
Tobu Railway Co., Ltd.	126,000	641,227
TOC Co., Ltd.	5,823	48,585
Tocalo Co., Ltd.	3,700	80,816
Toda Corp.	32,000	168,740
Toei Co., Ltd.	12,400	100,216
Toho Co., Ltd.	16,200	537,663
Toho Gas Co., Ltd.(x)	50,000	468,035
Toho Holdings Co., Ltd.	9,200	195,134
Tohoku Electric Power Co., Inc.	52,700	687,298
Tokai Rika Co., Ltd.	7,500	146,958
Tokai Tokyo Financial Holdings, Inc.	34,000	164,779
Tokio Marine Holdings, Inc.	84,100	3,222,826
Tokuyama Corp.*	37,000	155,408
Tokyo Broadcasting System Holdings, Inc.	17,000	265,955
Tokyo Century Corp.(x)	4,800	174,100
Tokyo Electric Power Co., Inc.*	183,137	792,045
Tokyo Electron Ltd.	18,000	1,588,428

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Gas Co., Ltd.(x)	241,861	$1,076,123
Tokyo Ohka Kogyo Co., Ltd.	5,100	154,925
Tokyo Seimitsu Co., Ltd.	5,489	146,454
Tokyo Steel Manufacturing Co., Ltd.	14,700	99,416
Tokyo Tatemono Co., Ltd.	27,500	330,320
Tokyotokeiba Co., Ltd.	20,593	41,021
Tokyu Corp.	129,000	983,401
Tokyu Fudosan Holdings Corp.	57,534	312,650
Tomy Co., Ltd.	9,500	100,055
TonenGeneral Sekiyu KK	41,000	415,233
Topcon Corp.	6,848	97,711
Toppan Forms Co., Ltd.	7,000	73,274
Toppan Printing Co., Ltd.	63,000	568,434
Topre Corp.	4,434	93,193
Topy Industries Ltd.	4,521	92,961
Toray Industries, Inc.	162,000	1,576,160
Toshiba Corp.*	436,000	1,456,760
Toshiba Machine Co., Ltd.	17,105	58,603
Toshiba Plant Systems & Services Corp.	6,000	96,804
Toshiba TEC Corp.(x)*	17,000	68,742
Tosoh Corp.	63,000	388,484
Totetsu Kogyo Co., Ltd.	3,407	97,692
Toto Ltd.(x)	16,000	602,981
Toyo Engineering Corp.	14,502	46,978
Toyo Kohan Co., Ltd.	17,415	48,784
Toyo Seikan Group Holdings Ltd.	18,400	324,182
Toyo Suisan Kaisha Ltd.	12,000	508,437
Toyo Tire & Rubber Co., Ltd.	11,244	158,564
Toyobo Co., Ltd.(x)	121,000	203,010
Toyoda Gosei Co., Ltd.(x)	9,300	216,440
Toyota Boshoku Corp.	8,600	193,014
Toyota Industries Corp.	19,500	904,802
Toyota Motor Corp.	262,517	15,224,342
Toyota Tsusho Corp.	24,800	575,242
Transcosmos, Inc.	4,218	111,127
Trend Micro, Inc.(x)	10,700	372,752
Trusco Nakayama Corp.	2,605	138,946
TS Tech Co., Ltd.	5,200	131,697
TSI Holdings Co., Ltd.	12,000	69,692
Tsubakimoto Chain Co.	12,965	100,376
Tsumura & Co.	9,200	261,555
Tsuruha Holdings, Inc.	4,800	555,449
Tsutsumi Jewelry Co., Ltd.	2,800	46,642
TV Asahi Holdings Corp.	6,480	119,128
Tv Tokyo Holdings Corp.	4,700	103,177
UACJ Corp.	34,970	105,295
Ube Industries Ltd.	141,000	269,539
Ulvac, Inc.	4,000	118,924
Unicharm Corp.(x)	47,200	1,222,649
Unipres Corp.	4,100	72,388
United Arrows Ltd.	2,708	65,850
United Super Markets Holdings, Inc.	9,129	90,197
Unitika Ltd.*	77,800	44,692
Ushio, Inc.(x)	19,600	226,073
USS Co., Ltd.(x)	31,000	524,025
Valor Holdings Co., Ltd.	5,831	164,496
Wacoal Holdings Corp.(x)	20,000	225,471
Wacom Co., Ltd.(x)	21,153	63,730
Wakita & Co., Ltd.	9,405	71,235
Welcia Holdings Co., Ltd.	3,090	212,768
West Japan Railway Co.	19,819	1,226,884
Xebio Holdings Co., Ltd.	5,148	77,048
Yahoo! Japan Corp.(x)	159,503	635,072
Yakult Honsha Co., Ltd.(x)	14,300	644,080
Yamada Denki Co., Ltd.	66,870	331,663
Yamagata Bank Ltd.	21,000	88,535
Yamaguchi Financial Group, Inc.(x)	23,000	245,087
Yamaha Corp.	18,200	587,082
Yamaha Motor Co., Ltd.	33,500	678,117
Yamato Holdings Co., Ltd.	38,400	893,758
Yamato Kogyo Co., Ltd.	7,700	228,187
Yamazaki Baking Co., Ltd.	19,340	473,455
Yaskawa Electric Corp.(x)	27,000	403,472
Yokogawa Electric Corp.	23,500	312,707
Yokohama Rubber Co., Ltd.	14,820	236,905
Yoshinoya Holdings Co., Ltd.(x)	7,900	113,189
Zenkoku Hosho Co., Ltd.	5,062	209,255
Zensho Holdings Co., Ltd.	9,793	174,831
Zeon Corp.	22,000	195,449

		400,985,943

Jordan (0.0%)
Hikma Pharmaceuticals plc	24,012	628,452

Mexico (0.0%)
Fresnillo plc	29,311	689,665

Netherlands (4.7%)
ASML Holding N.V.	103,884	11,391,834
ING Groep N.V.	1,087,604	13,406,974
Koninklijke Ahold Delhaize N.V.*	359,384	8,186,508
Koninklijke Philips N.V.	266,034	7,876,313
Royal Dutch Shell plc, Class A	748,118	18,566,801
Royal Dutch Shell plc, Class B	647,742	16,806,383

		76,234,813

New Zealand (0.1%)
a2 Milk Co., Ltd.*	62,442	82,844
Fisher & Paykel Healthcare Corp., Ltd.	19,045	139,650
Fletcher Building Ltd.	25,610	200,388
SKY Network Television Ltd.	21,806	77,577
Skycity Entertainment Group Ltd.	32,917	109,742
Spark New Zealand Ltd.	32,879	86,845
Trade Me Group Ltd.	35,752	147,178

		844,224

Russia (0.0%)
Polymetal International plc	44,965	563,820

South Africa (0.1%)
Mediclinic International plc	67,574	812,446
Mondi plc	63,511	1,335,187

		2,147,633

Spain (3.9%)
Banco Bilbao Vizcaya Argentaria S.A.	1,817,650	10,989,275
Banco Santander S.A.	4,048,675	17,903,194
Iberdrola S.A.	1,610,845	10,943,063
Industria de Diseno Textil S.A.	294,773	10,927,397
Telefonica S.A.	1,240,855	12,556,539

		63,319,468

Switzerland (0.5%)
Coca-Cola HBC AG*	33,778	783,896
Glencore plc*	2,016,425	5,528,018
Wolseley plc	43,619	2,458,690

		8,770,604

United Kingdom (21.2%)
3i Group plc	166,645	1,402,704
Admiral Group plc	34,622	919,495
Anglo American plc*	225,976	2,836,594
Ashtead Group plc	87,045	1,433,985
Associated British Foods plc	60,266	2,030,958
AstraZeneca plc	218,241	14,137,685
Aviva plc	699,621	4,003,366
Babcock International Group plc	86,850	1,165,212
BAE Systems plc	546,984	3,711,075
Barclays plc	2,925,286	6,378,264

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Barratt Developments plc	172,210	$1,105,744
BP plc	3,248,458	18,919,498
British American Tobacco plc	322,361	20,615,759
British Land Co. plc (REIT)	177,133	1,455,254
BT Group plc	1,447,170	7,296,749
Bunzl plc	58,027	1,716,944
Burberry Group plc	76,617	1,371,163
Capita plc	114,466	994,237
Centrica plc	938,289	2,775,285
Compass Group plc	284,943	5,525,751
CYBG plc (CDI)*	95,789	324,692
Diageo plc	435,585	12,489,565
Direct Line Insurance Group plc	237,791	1,124,360
Dixons Carphone plc	172,057	822,963
easyJet plc	42,965	561,622
GKN plc	296,362	1,231,766
GlaxoSmithKline plc	840,786	17,917,518
Hammerson plc (REIT)	135,631	1,033,993
Hargreaves Lansdown plc	41,835	690,277
Henderson Group plc (CDI)(x)	87,355	256,833
HSBC Holdings plc	3,426,361	25,725,293
Imperial Brands plc	166,613	8,588,171
Informa plc	112,227	1,036,800
InterContinental Hotels Group plc	34,068	1,405,121
International Consolidated Airlines Group S.A.	293,369	1,519,010
Intertek Group plc	27,800	1,258,650
Intu Properties plc (REIT)	162,118	622,823
ITV plc	647,420	1,573,430
J Sainsbury plc	288,693	919,185
Johnson Matthey plc	33,470	1,430,645
Kingfisher plc	389,415	1,901,211
Land Securities Group plc (REIT)	136,050	1,869,727
Legal & General Group plc	1,026,881	2,916,701
Lloyds Banking Group plc	11,069,219	7,839,330
London Stock Exchange Group plc	54,523	1,978,760
Marks & Spencer Group plc	280,360	1,205,723
Merlin Entertainments plc§	122,721	700,136
Micro Focus International plc	38,503	1,096,926
National Grid plc	652,331	9,219,474
Next plc	24,457	1,516,454
Old Mutual plc	845,188	2,221,239
Pearson plc	142,090	1,387,974
Persimmon plc	52,896	1,246,749
Provident Financial plc	25,535	1,001,422
Prudential plc	446,027	7,916,302
Randgold Resources Ltd.	16,056	1,614,384
Reckitt Benckiser Group plc	108,741	10,247,503
RELX plc	189,592	3,597,810
Rio Tinto Ltd.	62,164	2,465,712
Rio Tinto plc	209,113	6,958,238
Rolls-Royce Holdings plc*	286,169	2,670,946
Royal Bank of Scotland Group plc*	566,490	1,315,497
Royal Mail plc	157,375	996,937
RSA Insurance Group plc	175,637	1,242,979
SABMiller plc	165,339	9,634,772
Sage Group plc	186,260	1,783,979
Schroders plc	19,544	682,950
Severn Trent plc	40,677	1,320,723
Sky plc	181,344	2,101,338
Smith & Nephew plc	155,068	2,501,541
Smiths Group plc	67,799	1,286,529
SSE plc	174,008	3,532,259
St. James’s Place plc	89,631	1,103,608
Standard Chartered plc*	464,198	3,780,294
Standard Life plc	341,646	1,522,873
Taylor Wimpey plc	564,601	1,130,198
Tesco plc*	1,404,783	3,328,926
Travis Perkins plc	43,213	863,575
Unilever N.V. (CVA)	437,767	20,194,362
Unilever plc	208,643	9,891,143
United Utilities Group plc	117,910	1,534,350
Vodafone Group plc	4,594,365	13,173,781
Whitbread plc	31,555	1,601,228
Wm Morrison Supermarkets plc(x)	374,306	1,056,543
Worldpay Group plc§	290,537	1,115,429
WPP plc	224,131	5,275,311

		343,872,285

United States (0.8%)
Carnival plc	31,558	1,540,399
Iron Mountain, Inc. (CDI)	7,957	299,720
News Corp. (CDI), Class B	7,473	107,380
ResMed, Inc. (CDI)(x)	87,815	571,348
Shire plc	155,680	10,062,353
Sims Metal Management Ltd.(x)	24,675	175,954

		12,757,154

Total Common Stocks (98.5%) (Cost $1,592,081,142)		1,597,522,526

SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	11,802,816	11,802,816

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.5%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,000,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $2,040,000.(xx)	$2,000,000	$2,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $9,700,566, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $9,894,000.(xx)	9,700,000	9,700,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $596,219, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $608,121.(xx)	596,196	596,196
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $5,750,225, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $5,865,062.(xx)	5,750,000	5,750,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $5,100,213.(xx)	5,000,000	5,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,600,067, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,632,000.(xx)	1,600,000	1,600,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $4,000,117, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $4,080,000.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $7,500,406, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $7,650,154.(xx)	7,500,000	7,500,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $3,000,210, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $3,060,002.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		40,146,196

Total Short-Term Investments (3.2%) (Cost $51,949,012)		51,949,012

Total Investments (101.7%) (Cost $1,644,030,154)		1,649,471,538
Other Assets Less Liabilities (-1.7%)		(28,226,962)

Net Assets (100%)		$1,621,244,576

*	Non-income producing.

†	Securities (totaling $154,415 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $2,346,918 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $39,776,283. This was secured by collateral of $40,146,196 which was received as cash and subsequently invested in short-term investments currently valued at $40,146,196, as reported in the Portfolio of Investments, and $1,784,346 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 10/27/16-5/15/45.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$191,245,728	11.8%
Consumer Staples	211,137,752	13.0
Energy	107,706,706	6.6
Financials	301,185,827	18.6
Health Care	154,005,896	9.5
Industrials	215,892,360	13.3
Information Technology	94,807,369	5.9
Investment Company	11,802,816	0.7
Materials	124,889,228	7.7
Real Estate	38,996,249	2.4
Repurchase Agreements	40,146,196	2.5
Telecommunication Services	95,656,698	5.9
Utilities	61,998,713	3.8
Cash and Other	(28,226,962)	(1.7)

		100.0%

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index	168	December-16	$5,629,096	$5,650,361	$21,265
FTSE 100 Index	49	December-16	4,272,220	4,355,291	83,071
SPI 200 Index	24	December-16	2,424,250	2,487,081	62,831
TOPIX Index	31	December-16	4,069,040	4,044,475	(24,565)

					$142,602

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$—	$191,245,728	$—		$191,245,728
Consumer Staples	—	211,137,752	—		211,137,752
Energy	—	107,706,706	—		107,706,706
Financials	—	301,031,412	154,415		301,185,827
Health Care	—	154,005,896	—		154,005,896
Industrials	—	215,892,360	—	(b)	215,892,360
Information Technology	—	94,807,369	—		94,807,369
Materials	—	124,889,228	—		124,889,228
Real Estate	—	38,996,249	—		38,996,249
Telecommunication Services	—	95,656,698	—		95,656,698
Utilities	—	61,998,713	—		61,998,713
Futures	167,167	—	—		167,167
Short-Term Investments
Investment Companies	11,802,816	—	—		11,802,816
Repurchase Agreements	—	40,146,196	—		40,146,196

Total Assets	$11,969,983	$1,637,514,307	$154,415		$1,649,638,705

Liabilities:
Futures	$(24,565)	$—	$—		$(24,565)

Total Liabilities	$(24,565)	$—	$—		$(24,565)

Total	$11,945,418	$1,637,514,307	$154,415		$1,649,614,140

(a)	A security with a market value of $154,415 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$301,084,814
Aggregate gross unrealized depreciation	(306,496,165)

Net unrealized depreciation	$(5,411,351)

Federal income tax cost of investments	$1,654,882,889

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (1.7%)
Johnson Controls International plc	72,159	$3,357,558

Automobiles (1.8%)
General Motors Co.	113,085	3,592,710

Hotels, Restaurants & Leisure (2.8%)
Carnival Corp.	114,190	5,574,756

Media (5.6%)
CBS Corp. (Non-Voting), Class B	18,620	1,019,259
Charter Communications, Inc., Class A*	5,544	1,496,714
Comcast Corp., Class A	55,106	3,655,732
Time Warner, Inc.	12,980	1,033,338
Twenty-First Century Fox, Inc., Class B	79,625	1,969,922
Viacom, Inc., Class B	53,592	2,041,855

		11,216,820

Multiline Retail (1.0%)
Target Corp.	30,613	2,102,501

Specialty Retail (0.4%)
Advance Auto Parts, Inc.	5,791	863,554

Total Consumer Discretionary		26,707,899

Consumer Staples (3.5%)
Beverages (0.5%)
Coca-Cola Co.	21,453	907,891

Food & Staples Retailing (2.1%)
CVS Health Corp.	22,933	2,040,808
Wal-Mart Stores, Inc.	30,608	2,207,449

		4,248,257

Food Products (0.3%)
Mondelez International, Inc., Class A	13,859	608,410

Personal Products (0.6%)
Unilever N.V. (N.Y. Shares)	26,700	1,230,870

Total Consumer Staples		6,995,428

Energy (16.3%)
Energy Equipment & Services (2.3%)
Halliburton Co.	48,709	2,186,060
Weatherford International plc*	413,368	2,323,128

		4,509,188

Oil, Gas & Consumable Fuels (14.0%)
BP plc (ADR)	104,800	3,684,768
Canadian Natural Resources Ltd.	56,054	1,791,916
Chevron Corp.	34,120	3,511,630
Devon Energy Corp.	79,149	3,491,262
Hess Corp.	41,255	2,212,093
Marathon Oil Corp.	75,238	1,189,513
Occidental Petroleum Corp.	26,389	1,924,286
QEP Resources, Inc.	96,249	1,879,743
Royal Dutch Shell plc (ADR), Class A	79,753	3,993,233
Suncor Energy, Inc.	165,323	4,592,673

		28,271,117

Total Energy		32,780,305

Financials (30.5%)
Banks (18.1%)
Bank of America Corp.	403,609	6,316,481
Citigroup, Inc.	206,725	9,763,622
Citizens Financial Group, Inc.	69,337	1,713,317
Fifth Third Bancorp	152,053	3,111,004
JPMorgan Chase & Co.	122,714	8,171,525
PNC Financial Services Group, Inc.	35,678	3,214,231
U.S. Bancorp	19,276	826,748
Wells Fargo & Co.	76,559	3,390,033

		36,506,961

Capital Markets (5.4%)
Bank of New York Mellon Corp.	56,620	2,258,005
Goldman Sachs Group, Inc.	11,000	1,773,970
Morgan Stanley	99,765	3,198,466
State Street Corp.	51,528	3,587,895

		10,818,336

Consumer Finance (1.4%)
Ally Financial, Inc.	145,723	2,837,227

Insurance (5.6%)
Aflac, Inc.	27,140	1,950,552
Allstate Corp.	41,797	2,891,516
American International Group, Inc.	48,076	2,852,830
MetLife, Inc.	80,214	3,563,908

		11,258,806

Total Financials		61,421,330

Health Care (10.4%)
Biotechnology (2.6%)
AbbVie, Inc.	23,539	1,484,605
Biogen, Inc.*	7,160	2,241,295
Gilead Sciences, Inc.	19,729	1,560,958

		5,286,858

Health Care Equipment & Supplies (0.8%)
Medtronic plc	20,199	1,745,194

Health Care Providers & Services (1.0%)
Anthem, Inc.	15,734	1,971,628

Pharmaceuticals (6.0%)
Merck & Co., Inc.	49,819	3,109,204
Novartis AG (ADR)	24,181	1,909,332
Pfizer, Inc.	121,657	4,120,522
Sanofi S.A. (ADR)	74,660	2,851,265

		11,990,323

Total Health Care		20,994,003

Industrials (6.2%)
Aerospace & Defense (1.3%)
Textron, Inc.	64,933	2,581,087

Electrical Equipment (1.1%)
Emerson Electric Co.	41,719	2,274,103

Industrial Conglomerates (1.2%)
General Electric Co.	84,360	2,498,743

Machinery (2.6%)
Caterpillar, Inc.	44,666	3,965,001
Ingersoll-Rand plc	20,173	1,370,553

		5,335,554

Total Industrials		12,689,487

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (11.9%)
Communications Equipment (2.6%)
Cisco Systems, Inc.	163,523	$5,186,950

Internet Software & Services (1.9%)
eBay, Inc.*	93,305	3,069,735
Yahoo!, Inc.*	15,882	684,514

		3,754,249

IT Services (0.8%)
PayPal Holdings, Inc.*	36,770	1,506,467

Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	80,118	3,024,454
QUALCOMM, Inc.	3,768	258,108

		3,282,562

Software (2.5%)
Citrix Systems, Inc.*	7,040	599,949
Microsoft Corp.	57,365	3,304,224
Symantec Corp.	47,604	1,194,860

		5,099,033

Technology Hardware, Storage & Peripherals (2.5%)
HP, Inc.	86,430	1,342,258
NetApp, Inc.	105,522	3,779,798

		5,122,056

Total Information Technology		23,951,317

Materials (2.3%)
Chemicals (0.5%)
CF Industries Holdings, Inc.	41,626	1,013,593

Containers & Packaging (0.8%)
International Paper Co.	34,959	1,677,333

Metals & Mining (1.0%)
Alcoa, Inc.	194,723	1,974,491

Total Materials		4,665,417

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.9%)
Frontier Communications Corp.	425,800	1,771,328

Wireless Telecommunication Services (0.4%)
Vodafone Group plc	324,553	930,616

Total Telecommunication Services		2,701,944

Utilities (0.7%)
Electric Utilities (0.7%)
FirstEnergy Corp.	20,049	663,221
PG&E Corp.	12,964	793,008

Total Utilities		1,456,229

Total Common Stocks (96.4%) (Cost $177,273,930)		194,363,359

SHORT-TERM INVESTMENT:
Investment Company (2.1%)
JPMorgan Prime Money Market Fund, IM Shares	4,235,627	4,235,627

Total Short-Term Investment (2.1%) (Cost $4,235,627)		4,235,627

Total Investments (98.5%) (Cost $181,509,557)		198,598,986
Other Assets Less Liabilities (1.5%)		2,961,406

Net Assets (100%)		$201,560,392

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/21/16	Barclays Bank plc	724	$939,677	$938,344	$1,333
British Pound vs. U.S. Dollar, expiring 10/21/16	CIBC World Markets, Inc.	724	939,238	938,361	877
British Pound vs. U.S. Dollar, expiring 10/21/16	Deutsche Bank AG	724	939,614	938,361	1,253
British Pound vs. U.S. Dollar, expiring 10/21/16	Goldman Sachs International	724	939,041	938,361	680
Canadian Dollar vs. U.S. Dollar, expiring 10/21/16	Barclays Bank plc	1,674	1,265,582	1,275,860	(10,278)
Canadian Dollar vs. U.S. Dollar, expiring 10/21/16	CIBC World Markets, Inc.	1,674	1,266,662	1,275,868	(9,206)
Canadian Dollar vs. U.S. Dollar, expiring 10/21/16	Goldman Sachs International	1,674	1,266,682	1,275,860	(9,178)
Canadian Dollar vs. U.S. Dollar, expiring 10/21/16	Royal Bank of Canada	1,674	1,265,295	1,275,860	(10,565)
European Union Euro vs. U.S. Dollar, expiring 10/21/16	Barclays Bank plc	1,499	1,676,520	1,685,094	(8,574)
European Union Euro vs. U.S. Dollar, expiring 10/21/16	CIBC World Markets, Inc.	1,499	1,676,377	1,685,094	(8,717)
European Union Euro vs. U.S. Dollar, expiring 10/21/16	Goldman Sachs International	1,499	1,676,394	1,685,066	(8,672)
European Union Euro vs. U.S. Dollar, expiring 10/21/16	Royal Bank of Canada	1,499	1,676,665	1,685,094	(8,429)
Swiss Franc vs. U.S. Dollar, expiring 10/21/16	CIBC World Markets, Inc.	403	412,154	414,909	(2,755)
Swiss Franc vs. U.S. Dollar, expiring 10/21/16	Deutsche Bank AG	403	412,361	414,917	(2,556)
Swiss Franc vs. U.S. Dollar, expiring 10/21/16	Goldman Sachs International	403	412,124	414,909	(2,785)
Swiss Franc vs. U.S. Dollar, expiring 10/21/16	Royal Bank of Canada	403	412,310	414,908	(2,598)

					$(80,170)

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,707,899	$—	$—	$26,707,899
Consumer Staples	6,995,428	—	—	6,995,428
Energy	32,780,305	—	—	32,780,305
Financials	61,421,330	—	—	61,421,330
Health Care	20,994,003	—	—	20,994,003
Industrials	12,689,487	—	—	12,689,487
Information Technology	23,951,317	—	—	23,951,317
Materials	4,665,417	—	—	4,665,417
Telecommunication Services	1,771,328	930,616	—	2,701,944
Utilities	1,456,229	—	—	1,456,229
Forward Currency Contracts	—	4,143	—	4,143
Short-Term Investments
Investment Companies	4,235,627	—	—	4,235,627

Total Assets	$197,668,370	$934,759	$—	$198,603,129

Liabilities:
Forward Currency Contracts	$—	$(84,313)	$—	$(84,313)

Total Liabilities	$—	$(84,313)	$—	$(84,313)

Total	$197,668,370	$850,446	$—	$198,518,816

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,995,157
Aggregate gross unrealized depreciation	(16,215,119)

Net unrealized appreciation	$15,780,038

Federal income tax cost of investments	$182,818,948

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.4%)
Auto Components (4.2%)
Delphi Automotive plc	242,100	$17,266,572
Magna International, Inc.	111,500	4,788,925

		22,055,497

Automobiles (4.2%)
Ford Motor Co.	183,900	2,219,673
General Motors Co.	611,030	19,412,423

		21,632,096

Hotels, Restaurants & Leisure (7.6%)
Arcos Dorados Holdings, Inc., Class A*	234,300	1,234,761
Bloomin’ Brands, Inc.	103,300	1,780,892
Carnival Corp.	342,800	16,735,496
DineEquity, Inc.	39,900	3,159,681
Royal Caribbean Cruises Ltd.	219,518	16,452,874

		39,363,704

Household Durables (6.2%)
CalAtlantic Group, Inc.	67,300	2,250,512
Harman International Industries, Inc.	150,700	12,726,615
M.D.C. Holdings, Inc.	236,200	6,093,960
Meritage Homes Corp.*	35,629	1,236,326
PulteGroup, Inc.	70,991	1,422,660
Toll Brothers, Inc.*	281,700	8,411,562

		32,141,635

Leisure Products (0.4%)
Brunswick Corp.	42,100	2,053,638

Media (3.3%)
Charter Communications, Inc., Class A*	9,751	2,632,478
DISH Network Corp., Class A*	183,800	10,068,564
Time Warner, Inc.	31,400	2,499,754
Twenty-First Century Fox, Inc., Class A	74,000	1,792,280

		16,993,076

Specialty Retail (0.5%)
Best Buy Co., Inc.	64,400	2,458,792

Total Consumer Discretionary		136,698,438

Consumer Staples (3.3%)
Beverages (1.2%)
Molson Coors Brewing Co., Class B	53,700	5,896,260

Food & Staples Retailing (1.8%)
Kroger Co.	318,100	9,441,208

Tobacco (0.3%)
Philip Morris International, Inc.	15,000	1,458,300

Total Consumer Staples		16,795,768

Energy (12.2%)
Energy Equipment & Services (1.0%)
Schlumberger Ltd.	67,000	5,268,880

Oil, Gas & Consumable Fuels (11.2%)
Chevron Corp.	111,600	11,485,872
ConocoPhillips Co.	122,000	5,303,340
Diamondback Energy, Inc.*	35,600	3,436,824
EOG Resources, Inc.	62,900	6,083,059
EQT Corp.	22,800	1,655,736
Exxon Mobil Corp.	72,135	6,295,943
Occidental Petroleum Corp.	75,800	5,527,336
Pioneer Natural Resources Co.	50,400	9,356,760
Tesoro Corp.	26,300	2,092,428
Valero Energy Corp.	125,100	6,630,300

		57,867,598

Total Energy		63,136,478

Financials (22.0%)
Banks (14.1%)
Bank of America Corp.	629,000	9,843,850
BB&T Corp.	131,300	4,952,636
Citigroup, Inc.	476,555	22,507,693
East West Bancorp, Inc.	109,500	4,019,745
Huntington Bancshares, Inc./Ohio	262,600	2,589,236
KeyCorp	846,400	10,300,688
Regions Financial Corp.	284,100	2,804,067
SVB Financial Group*	13,300	1,470,182
Wells Fargo & Co.	321,423	14,232,610

		72,720,707

Capital Markets (1.1%)
Charles Schwab Corp.	135,400	4,274,578
WisdomTree Investments, Inc.	150,600	1,549,674

		5,824,252

Consumer Finance (2.5%)
Ally Financial, Inc.	111,400	2,168,958
Capital One Financial Corp.	97,800	7,024,974
LendingClub Corp.*	32,000	197,760
Synchrony Financial	135,500	3,794,000

		13,185,692

Insurance (3.6%)
American International Group, Inc.	84,900	5,037,966
Hartford Financial Services Group, Inc.	82,700	3,541,214
Lincoln National Corp.	31,600	1,484,568
MetLife, Inc.	115,958	5,152,014
Principal Financial Group, Inc.	35,400	1,823,454
XL Group Ltd.	46,000	1,546,980

		18,586,196

Thrifts & Mortgage Finance (0.7%)
BofI Holding, Inc.*	115,400	2,584,960
MGIC Investment Corp.*	140,700	1,125,600

		3,710,560

Total Financials		114,027,407

Health Care (11.6%)
Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.*	19,800	2,426,292
Biogen, Inc.*	6,100	1,909,483
Celgene Corp.*	23,200	2,425,096
Gilead Sciences, Inc.	62,600	4,952,912
Vertex Pharmaceuticals, Inc.*	57,300	4,997,133

		16,710,916

Health Care Providers & Services (2.3%)
Aetna, Inc.	63,000	7,273,350
McKesson Corp.	27,300	4,552,275

		11,825,625

Life Sciences Tools & Services (0.3%)
PAREXEL International Corp.*	23,800	1,652,910

Pharmaceuticals (5.8%)
Allergan plc*	19,700	4,537,107
Bristol-Myers Squibb Co.	132,400	7,139,008
Eli Lilly & Co.	15,000	1,203,900
Pfizer, Inc.	485,300	16,437,111

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	14,300	$657,943

		29,975,069

Total Health Care		60,164,520

Industrials (5.9%)
Aerospace & Defense (1.4%)
General Dynamics Corp.	19,700	3,056,652
Textron, Inc.	104,000	4,134,000

		7,190,652

Airlines (4.4%)
American Airlines Group, Inc.	74,300	2,720,123
Delta Air Lines, Inc.	69,100	2,719,776
Southwest Airlines Co.	264,900	10,301,961
Spirit Airlines, Inc.*	164,100	6,979,173

		22,721,033

Road & Rail (0.1%)
Werner Enterprises, Inc.	32,400	753,948

Total Industrials		30,665,633

Information Technology (9.8%)
Electronic Equipment, Instruments & Components (0.5%)
TE Connectivity Ltd.	37,900	2,440,002

Internet Software & Services (0.4%)
eBay, Inc.*	66,300	2,181,270

IT Services (1.3%)
First Data Corp., Class A*	148,900	1,959,524
International Business Machines Corp.	31,500	5,003,775

		6,963,299

Semiconductors & Semiconductor Equipment (5.1%)
Broadcom Ltd.	56,935	9,822,426
Lam Research Corp.	45,700	4,328,247
NXP Semiconductors N.V.*	118,100	12,047,381

		26,198,054

Software (0.5%)
Microsoft Corp.	44,200	2,545,920

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	53,900	6,093,395
Western Digital Corp.	76,300	4,461,261

		10,554,656

Total Information Technology		50,883,201

Materials (3.1%)
Chemicals (3.1%)
CF Industries Holdings, Inc.	98,100	2,388,735
Eastman Chemical Co.	71,900	4,866,192
Methanex Corp.	68,900	2,458,352
Mosaic Co.	58,000	1,418,680
Olin Corp.	77,700	1,594,404
Westlake Chemical Corp.	58,500	3,129,750

Total Materials		15,856,113

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
AvalonBay Communities, Inc. (REIT)	14,000	2,489,760
Outfront Media, Inc. (REIT)	92,600	2,189,990

		4,679,750

Real Estate Management & Development (0.2%)
St. Joe Co.*	52,600	966,788

Total Real Estate		5,646,538

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	122,300	4,966,603

Wireless Telecommunication Services (1.4%)
T-Mobile US, Inc.*	161,000	7,521,920

Total Telecommunication Services		12,488,523

Total Common Stocks (97.8%) (Cost $479,224,742)		506,362,619

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Security (3.1%)
Federal Farm Credit Bank
0.00%, 10/3/16(o)(p)	$15,869,000	15,869,000

Total Short-Term Investment (3.1%) (Cost $15,868,868)		15,869,000

Total Investments (100.9%) (Cost $495,093,610)		522,231,619
Other Assets Less Liabilities (-0.9%)		(4,658,715)

Net Assets (100%)		$517,572,904

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2016.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$136,698,438	$—	$—	$136,698,438
Consumer Staples	16,795,768	—	—	16,795,768
Energy	63,136,478	—	—	63,136,478
Financials	114,027,407	—	—	114,027,407
Health Care	60,164,520	—	—	60,164,520
Industrials	30,665,633	—	—	30,665,633
Information Technology	50,883,201	—	—	50,883,201
Materials	15,856,113	—	—	15,856,113
Real Estate	5,646,538	—	—	5,646,538
Telecommunication Services	12,488,523	—	—	12,488,523
Short-Term Investments
Government Securities	—	15,869,000	—	15,869,000

Total Assets	$506,362,619	$15,869,000	$—	$522,231,619

Total Liabilities	$—	$—	$—	$—

Total	$506,362,619	$15,869,000	$—	$522,231,619

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,577,591
Aggregate gross unrealized depreciation	(10,446,838)

Net unrealized appreciation	$26,130,753

Federal income tax cost of investments	$496,100,866

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.4%)
Auto Components (0.4%)
BorgWarner, Inc.	2,808	$98,785
Delphi Automotive plc	30,100	2,146,733
Gentex Corp.	20,072	352,464
Johnson Controls International plc	21,649	1,007,328
Lear Corp.	6,700	812,174
Visteon Corp.	3,700	265,142

		4,682,626

Automobiles (0.4%)
Harley-Davidson, Inc.	19,900	1,046,541
Tesla Motors, Inc.(x)*	12,953	2,642,801
Thor Industries, Inc.	5,300	448,910

		4,138,252

Distributors (0.3%)
Genuine Parts Co.	15,200	1,526,840
LKQ Corp.*	33,554	1,189,825
Pool Corp.	4,400	415,888

		3,132,553

Diversified Consumer Services (0.1%)
Service Corp. International	20,600	546,724
ServiceMaster Global Holdings, Inc.*	14,915	502,337

		1,049,061

Hotels, Restaurants & Leisure (3.1%)
Aramark	11,463	435,938
Brinker International, Inc.(x)	6,006	302,883
Chipotle Mexican Grill, Inc.(x)*	3,173	1,343,766
Choice Hotels International, Inc.	2,423	109,229
Darden Restaurants, Inc.	12,800	784,896
Domino’s Pizza, Inc.	5,500	835,175
Dunkin’ Brands Group, Inc.(x)	10,080	524,966
Extended Stay America, Inc.(x)	1,100	15,620
Hilton Worldwide Holdings, Inc.	50,909	1,167,343
Hyatt Hotels Corp., Class A*	100	4,922
Las Vegas Sands Corp.	39,988	2,300,910
Marriott International, Inc., Class A	26,776	1,802,828
McDonald’s Corp.	97,020	11,192,226
MGM Resorts International*	4,700	122,341
Norwegian Cruise Line Holdings Ltd.*	1,600	60,320
Panera Bread Co., Class A(x)*	2,458	478,622
Six Flags Entertainment Corp.	7,790	417,622
Starbucks Corp.	157,436	8,523,585
Vail Resorts, Inc.	4,000	627,520
Wendy’s Co.	13,100	141,480
Wyndham Worldwide Corp.	12,100	814,693
Wynn Resorts Ltd.	8,000	779,360
Yum! Brands, Inc.	42,564	3,865,237

		36,651,482

Household Durables (0.7%)
CalAtlantic Group, Inc.	1,000	33,440
D.R. Horton, Inc.	20,400	616,080
Harman International Industries, Inc.	3,600	304,020
Leggett & Platt, Inc.	14,500	660,910
Lennar Corp., Class A	10,300	436,102
Lennar Corp., Class B	500	16,785
Mohawk Industries, Inc.*	5,400	1,081,836
Newell Brands, Inc.	51,764	2,725,892
NVR, Inc.*	400	655,948
PulteGroup, Inc.	11,200	224,448
Tempur Sealy International, Inc.(x)*	5,800	329,092
Toll Brothers, Inc.*	7,900	235,894
Tupperware Brands Corp.	5,500	359,535
Whirlpool Corp.	800	129,728

		7,809,710

Internet & Direct Marketing Retail (4.3%)
Amazon.com, Inc.*	43,036	36,034,473
Expedia, Inc.	13,135	1,533,117
Groupon, Inc.(x)*	40,290	207,494
Liberty Interactive Corp. QVC Group*	27,500	550,275
Liberty Ventures*	2,630	104,858
Netflix, Inc.*	44,958	4,430,611
Priceline Group, Inc.*	5,469	8,047,579
TripAdvisor, Inc.(x)*	12,529	791,582

		51,699,989

Leisure Products (0.3%)
Brunswick Corp.	8,100	395,118
Hasbro, Inc.	12,349	979,646
Mattel, Inc.	37,500	1,135,500
Polaris Industries, Inc.(x)	6,600	511,104
Vista Outdoor, Inc.*	1,100	43,846

		3,065,214

Media (4.9%)
AMC Networks, Inc., Class A*	6,475	335,794
Cable One, Inc.	600	350,400
CBS Corp. (Non-Voting), Class B	44,500	2,435,930
Charter Communications, Inc., Class A*	22,166	5,984,155
Cinemark Holdings, Inc.	11,600	444,048
Clear Channel Outdoor Holdings, Inc., Class A	2,000	11,680
Comcast Corp., Class A	246,200	16,332,908
Discovery Communications, Inc., Class A(x)*	15,300	411,876
Discovery Communications, Inc., Class C*	24,100	634,071
DISH Network Corp., Class A*	18,600	1,018,908
Interpublic Group of Cos., Inc.	44,200	987,870
Lions Gate Entertainment Corp.(x)	6,600	131,934
Live Nation Entertainment, Inc.*	8,200	225,336
Madison Square Garden Co., Class A*	266	45,063
Omnicom Group, Inc.	26,034	2,212,890
Regal Entertainment Group, Class A(x)	2,486	54,071
Scripps Networks Interactive, Inc., Class A	9,032	573,442
Sirius XM Holdings, Inc.(x)*	196,100	817,737
Starz, Class A*	9,200	286,948
Time Warner, Inc.	57,000	4,537,770
Tribune Media Co., Class A(x)	600	21,912
Twenty-First Century Fox, Inc., Class A	92,818	2,248,052
Twenty-First Century Fox, Inc., Class B	41,700	1,031,658
Viacom, Inc., Class A(x)	900	38,538
Viacom, Inc., Class B	33,500	1,276,350
Walt Disney Co.	179,200	16,640,511

		59,089,852

Multiline Retail (0.5%)
Dollar General Corp.	31,300	2,190,686
Dollar Tree, Inc.*	24,946	1,968,988
Nordstrom, Inc.(x)	13,543	702,611
Target Corp.	7,001	480,829

		5,343,114

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (4.1%)
Advance Auto Parts, Inc.	7,792	$1,161,943
AutoNation, Inc.*	2,815	137,119
AutoZone, Inc.*	3,314	2,546,279
Bed Bath & Beyond, Inc.	1,659	71,519
Burlington Stores, Inc.*	4,400	356,488
Cabela’s, Inc.*	600	32,958
CarMax, Inc.*	21,196	1,130,807
Dick’s Sporting Goods, Inc.	7,437	421,827
Foot Locker, Inc.	13,300	900,676
Gap, Inc.(x)	1,500	33,360
Home Depot, Inc.	137,482	17,691,183
L Brands, Inc.	4,788	338,847
Lowe’s Cos., Inc.	98,684	7,125,972
Michaels Cos., Inc.*	7,788	188,236
Murphy USA, Inc.*	2,500	178,400
O’Reilly Automotive, Inc.*	10,411	2,916,225
Ross Stores, Inc.	43,424	2,792,163
Sally Beauty Holdings, Inc.*	16,000	410,880
Signet Jewelers Ltd.	7,900	588,787
TJX Cos., Inc.	72,946	5,454,902
Tractor Supply Co.	14,700	990,045
Ulta Salon Cosmetics & Fragrance, Inc.*	6,500	1,546,870
Urban Outfitters, Inc.*	7,614	262,835
Williams-Sonoma, Inc.(x)	9,679	494,403

		47,772,724

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.	5,500	476,905
Coach, Inc.	5,706	208,611
Hanesbrands, Inc.	41,468	1,047,067
Kate Spade & Co.*	14,000	239,820
lululemon athletica, Inc.(x)*	10,700	652,486
Michael Kors Holdings Ltd.*	17,800	832,862
NIKE, Inc., Class B	146,232	7,699,115
Ralph Lauren Corp.	391	39,546
Skechers USA, Inc., Class A*	14,300	327,470
Under Armour, Inc., Class A(x)*	20,100	777,468
Under Armour, Inc., Class C*	20,337	688,611
VF Corp.	37,500	2,101,875

		15,091,836

Total Consumer Discretionary		239,526,413

Consumer Staples (9.5%)
Beverages (3.1%)
Brown-Forman Corp., Class A	5,600	278,600
Brown-Forman Corp., Class B	20,572	975,936
Coca-Cola Co.	321,762	13,616,968
Constellation Brands, Inc., Class A	18,300	3,046,767
Dr. Pepper Snapple Group, Inc.	20,400	1,862,724
Monster Beverage Corp.*	15,386	2,258,819
PepsiCo, Inc.	138,816	15,099,016

		37,138,830

Food & Staples Retailing (2.3%)
Casey’s General Stores, Inc.	4,300	516,645
Costco Wholesale Corp.	48,066	7,330,546
CVS Health Corp.	111,600	9,931,283
Kroger Co.	104,900	3,113,432
Rite Aid Corp.*	113,200	870,508
Sprouts Farmers Market, Inc.*	15,355	317,081
Sysco Corp.	57,836	2,834,542
US Foods Holding Corp.*	4,900	115,689
Walgreens Boots Alliance, Inc.	19,500	1,572,090
Whole Foods Market, Inc.	5,870	166,415

		26,768,231

Food Products (1.6%)
Blue Buffalo Pet Products, Inc.*	6,525	155,034
Campbell Soup Co.	20,495	1,121,077
ConAgra Foods, Inc.	38,000	1,790,180
Flowers Foods, Inc.(x)	17,400	263,088
General Mills, Inc.	65,540	4,186,695
Hain Celestial Group, Inc.*	8,300	295,314
Hershey Co.	15,469	1,478,836
Hormel Foods Corp.	26,000	986,180
Ingredion, Inc.	5,600	745,136
Kellogg Co.	25,228	1,954,413
Kraft Heinz Co.	8,433	754,838
McCormick & Co., Inc. (Non-Voting)	12,788	1,277,777
Mead Johnson Nutrition Co.	7,378	582,936
Pilgrim’s Pride Corp.	900	19,008
Post Holdings, Inc.*	4,100	316,397
TreeHouse Foods, Inc.*	1,900	165,661
Tyson Foods, Inc., Class A	15,000	1,120,050
WhiteWave Foods Co.*	19,161	1,042,933

		18,255,553

Household Products (0.8%)
Church & Dwight Co., Inc.	28,236	1,353,069
Clorox Co.	12,174	1,523,941
Colgate-Palmolive Co.	17,168	1,272,836
Energizer Holdings, Inc.	2,100	104,916
Kimberly-Clark Corp.	33,825	4,266,685
Spectrum Brands Holdings, Inc.(x)	2,700	371,763

		8,893,210

Personal Products (0.2%)
Coty, Inc., Class A(x)*	2,742	64,437
Estee Lauder Cos., Inc., Class A	23,874	2,114,282
Herbalife Ltd.(x)*	8,092	501,623
Nu Skin Enterprises, Inc., Class A	1,700	110,126

		2,790,468

Tobacco (1.5%)
Altria Group, Inc.	216,078	13,662,612
Philip Morris International, Inc.	18,302	1,779,320
Reynolds American, Inc.	56,078	2,644,078

		18,086,010

Total Consumer Staples		111,932,302

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.	28,800	1,839,457
Cabot Oil & Gas Corp.	35,700	921,060
Chesapeake Energy Corp.*	5,600	35,112
Cimarex Energy Co.	1,600	214,992
Continental Resources, Inc.(x)*	4,190	217,712
Devon Energy Corp.	5,100	224,961
Diamondback Energy, Inc.*	2,100	202,734
EOG Resources, Inc.	6,800	657,628
Newfield Exploration Co.*	5,500	239,030
ONEOK, Inc.	23,000	1,181,970
Parsley Energy, Inc., Class A*	1,500	50,265
Southwestern Energy Co.*	53,900	745,976
Spectra Energy Corp.	11,800	504,450
Williams Cos., Inc.	12,595	387,044

Total Energy		7,422,391

Financials (2.7%)
Banks (0.2%)
Citizens Financial Group, Inc.	24,000	593,040
First Republic Bank/California	12,900	994,719
Signature Bank/New York*	3,400	402,730

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SVB Financial Group*	4,200	$464,268
Western Alliance Bancorp*	5,800	217,732

		2,672,489

Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	5,186	750,414
Ameriprise Financial, Inc.	5,300	528,781
Artisan Partners Asset Management, Inc., Class A	4,000	108,800
CBOE Holdings, Inc.	8,930	579,111
Charles Schwab Corp.	102,200	3,226,453
Eaton Vance Corp.	12,060	470,943
FactSet Research Systems, Inc.	4,469	724,425
Federated Investors, Inc., Class B	10,230	303,115
Interactive Brokers Group, Inc., Class A	700	24,689
Intercontinental Exchange, Inc.	6,275	1,690,234
Invesco Ltd.	7,600	237,652
Lazard Ltd., Class A	1,824	66,321
LPL Financial Holdings, Inc.(x)	1,310	39,182
MarketAxess Holdings, Inc.	4,100	678,919
Moody’s Corp.	16,702	1,808,493
Morningstar, Inc.	1,935	153,387
MSCI, Inc.	9,991	838,645
NorthStar Asset Management Group, Inc.	20,300	262,479
S&P Global, Inc.	29,082	3,680,617
SEI Investments Co.	13,975	637,400
T. Rowe Price Group, Inc.	20,436	1,358,994
TD Ameritrade Holding Corp.	24,400	859,856

		19,028,910

Consumer Finance (0.1%)
Credit Acceptance Corp.*	900	180,963
Discover Financial Services	14,900	842,595

		1,023,558

Insurance (0.8%)
AmTrust Financial Services, Inc.	600	16,098
Aon plc	29,000	3,262,210
Arthur J. Gallagher & Co.	13,200	671,484
Brown & Brown, Inc.	700	26,397
Erie Indemnity Co., Class A	1,943	198,322
Lincoln National Corp.	5,900	277,182
Marsh & McLennan Cos., Inc.	57,500	3,866,875
Progressive Corp.	6,100	192,150
XL Group Ltd.	10,100	339,663

		8,850,381

Total Financials		31,575,338

Health Care (16.6%)
Biotechnology (6.0%)
AbbVie, Inc.	178,665	11,268,402
ACADIA Pharmaceuticals, Inc.(x)*	10,500	334,005
Agios Pharmaceuticals, Inc.(x)*	3,100	163,742
Alexion Pharmaceuticals, Inc.*	23,990	2,939,735
Alkermes plc*	16,500	775,995
Alnylam Pharmaceuticals, Inc.(x)*	7,100	481,238
Amgen, Inc.	83,000	13,845,231
Biogen, Inc.*	24,209	7,578,143
BioMarin Pharmaceutical, Inc.*	18,849	1,743,909
Celgene Corp.*	84,794	8,863,517
Gilead Sciences, Inc.	146,280	11,573,674
Incyte Corp.*	17,900	1,687,791
Intercept Pharmaceuticals, Inc.(x)*	1,800	296,262
Intrexon Corp.(x)*	6,000	168,120
Ionis Pharmaceuticals, Inc.(x)*	13,200	483,648
Juno Therapeutics, Inc.(x)*	6,200	186,062
Neurocrine Biosciences, Inc.*	9,400	476,016
OPKO Health, Inc.(x)*	32,400	343,116
Regeneron Pharmaceuticals, Inc.*	8,600	3,457,372
Seattle Genetics, Inc.(x)*	10,500	567,105
United Therapeutics Corp.*	1,352	159,644
Vertex Pharmaceuticals, Inc.*	27,107	2,364,001

		69,756,728

Health Care Equipment & Supplies (2.8%)
ABIOMED, Inc.*	4,400	565,752
Alere, Inc.*	1,700	73,508
Align Technology, Inc.*	7,900	740,625
Baxter International, Inc.	6,056	288,266
Becton Dickinson and Co.	23,092	4,150,325
Boston Scientific Corp.*	148,600	3,536,680
C.R. Bard, Inc.	8,124	1,822,051
Cooper Cos., Inc.	4,100	734,966
Danaher Corp.	17,638	1,382,643
DexCom, Inc.*	9,000	788,940
Edwards Lifesciences Corp.*	23,292	2,808,084
Hill-Rom Holdings, Inc.	6,700	415,266
Hologic, Inc.*	30,700	1,192,081
IDEXX Laboratories, Inc.*	9,794	1,104,078
Intuitive Surgical, Inc.*	4,221	3,059,507
ResMed, Inc.(x)	15,332	993,360
St. Jude Medical, Inc.	21,254	1,695,219
Stryker Corp.	37,091	4,317,762
Teleflex, Inc.	900	151,245
Varian Medical Systems, Inc.*	10,490	1,044,070
West Pharmaceutical Services, Inc.	7,900	588,550
Zimmer Biomet Holdings, Inc.	10,800	1,404,216

		32,857,194

Health Care Providers & Services (3.6%)
Acadia Healthcare Co., Inc.*	2,700	133,785
Aetna, Inc.	12,600	1,454,670
AmerisourceBergen Corp.	19,608	1,583,934
Amsurg Corp.*	3,300	221,265
Anthem, Inc.	7,900	989,949
Cardinal Health, Inc.	33,300	2,587,410
Centene Corp.*	13,470	901,951
Cigna Corp.	9,400	1,225,008
DaVita, Inc.	7,196	475,440
Envision Healthcare Holdings, Inc.*	17,067	380,082
Express Scripts Holding Co.*	61,639	4,347,399
HCA Holdings, Inc.*	22,900	1,731,927
Henry Schein, Inc.*	9,052	1,475,295
Humana, Inc.	15,500	2,741,795
Laboratory Corp. of America Holdings*	5,039	692,762
McKesson Corp.	24,871	4,147,239
MEDNAX, Inc.*	7,100	470,375
Patterson Cos., Inc.(x)	9,174	421,454
Premier, Inc., Class A*	1,503	48,607
Tenet Healthcare Corp.*	8,728	197,776
UnitedHealth Group, Inc.	103,600	14,503,999
Universal Health Services, Inc., Class B	2,316	285,378
VCA, Inc.*	8,500	594,830
WellCare Health Plans, Inc.*	4,500	526,905

		42,139,235

Health Care Technology (0.3%)
athenahealth, Inc.(x)*	4,300	542,316
Cerner Corp.*	32,340	1,996,995
IMS Health Holdings, Inc.*	16,700	523,378
Inovalon Holdings, Inc., Class A(x)*	6,400	94,144

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Veeva Systems, Inc., Class A*	10,545	$435,298

		3,592,131

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	9,300	437,937
Bio-Techne Corp.	4,054	443,913
Bruker Corp.	11,500	260,475
Charles River Laboratories International, Inc.*	5,127	427,284
Illumina, Inc.*	16,091	2,923,091
Mettler-Toledo International, Inc.*	2,947	1,237,239
PerkinElmer, Inc.	2,500	140,275
Quintiles Transnational Holdings, Inc.*	5,900	478,254
Thermo Fisher Scientific, Inc.	19,700	3,133,482
VWR Corp.*	487	13,811
Waters Corp.*	8,442	1,337,973

		10,833,734

Pharmaceuticals (3.0%)
Akorn, Inc.*	9,200	250,792
Allergan plc*	25,846	5,952,592
Bristol-Myers Squibb Co.	184,400	9,942,847
Eli Lilly & Co.	107,700	8,644,002
Johnson & Johnson	52,514	6,203,479
Mylan N.V.*	16,023	610,797
Pfizer, Inc.	46,400	1,571,568
Zoetis, Inc.	50,150	2,608,302

		35,784,379

Total Health Care		194,963,401

Industrials (10.3%)
Aerospace & Defense (2.5%)
B/E Aerospace, Inc.	11,200	578,592
Boeing Co.	65,929	8,685,487
BWX Technologies, Inc.	10,200	391,374
General Dynamics Corp.	11,200	1,737,792
HEICO Corp.	2,100	145,320
HEICO Corp., Class A	4,200	254,142
Hexcel Corp.	10,200	451,860
Huntington Ingalls Industries, Inc.	4,300	659,706
Lockheed Martin Corp.	28,131	6,743,564
Northrop Grumman Corp.	18,400	3,936,680
Raytheon Co.	12,500	1,701,625
Rockwell Collins, Inc.	14,370	1,211,966
Spirit AeroSystems Holdings, Inc., Class A*	7,447	331,689
Textron, Inc.	9,200	365,700
TransDigm Group, Inc.*	5,553	1,605,483

		28,800,980

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	15,658	1,103,263
Expeditors International of Washington, Inc.	14,076	725,196
FedEx Corp.	27,600	4,821,168
United Parcel Service, Inc., Class B	76,359	8,350,619

		15,000,246

Airlines (0.5%)
Alaska Air Group, Inc.	10,800	711,288
Delta Air Lines, Inc.	66,189	2,605,199
JetBlue Airways Corp.*	2,600	44,824
Southwest Airlines Co.	70,445	2,739,606

		6,100,917

Building Products (0.3%)
A.O. Smith Corp.	8,000	790,320
Allegion plc	10,566	728,103
Fortune Brands Home & Security, Inc.	16,800	976,080
Lennox International, Inc.	4,068	638,798
Masco Corp.	23,675	812,289

		3,945,590

Commercial Services & Supplies (0.6%)
Cintas Corp.	9,800	1,103,480
Clean Harbors, Inc.*	400	19,192
Copart, Inc.*	10,754	575,984
Covanta Holding Corp.(x)	12,800	196,992
KAR Auction Services, Inc.	15,100	651,716
Pitney Bowes, Inc.	20,700	375,912
R.R. Donnelley & Sons Co.	15,500	243,660
Rollins, Inc.	10,500	307,440
Stericycle, Inc.*	8,571	686,880
Waste Management, Inc.	40,400	2,575,904

		6,737,160

Construction & Engineering (0.0%)
Quanta Services, Inc.*	4,300	120,357
Valmont Industries, Inc.	1,968	264,834

		385,191

Electrical Equipment (0.3%)
Acuity Brands, Inc.	4,800	1,270,080
AMETEK, Inc.	4,623	220,887
Emerson Electric Co.	11,371	619,833
Hubbell, Inc.	3,900	420,186
Rockwell Automation, Inc.	11,312	1,383,910

		3,914,896

Industrial Conglomerates (2.4%)
3M Co.	64,996	11,454,245
Carlisle Cos., Inc.	2,100	215,397
General Electric Co.	197,200	5,841,064
Honeywell International, Inc.	84,291	9,827,488
Roper Technologies, Inc.	5,673	1,035,152

		28,373,346

Machinery (1.2%)
Deere & Co.	8,547	729,486
Donaldson Co., Inc.	12,880	480,810
Flowserve Corp.	8,669	418,193
Fortive Corp.	8,769	446,342
Graco, Inc.	6,016	445,184
IDEX Corp.	7,776	727,600
Illinois Tool Works, Inc.	32,500	3,894,801
Ingersoll-Rand plc	14,200	964,748
Lincoln Electric Holdings, Inc.	4,200	263,004
Manitowoc Foodservice, Inc.*	6,100	98,942
Middleby Corp.*	6,200	766,444
Nordson Corp.	6,300	627,669
PACCAR, Inc.	3,291	193,445
Snap-on, Inc.	4,700	714,212
Stanley Black & Decker, Inc.	2,000	245,960
Toro Co.	11,752	550,464
WABCO Holdings, Inc.*	5,847	663,810
Wabtec Corp.(x)	9,434	770,286
Xylem, Inc.	10,200	534,990

		13,536,390

Professional Services (0.5%)
Dun & Bradstreet Corp.	1,640	224,057
Equifax, Inc.	13,100	1,762,998
Nielsen Holdings plc	30,991	1,660,188
Robert Half International, Inc.	14,005	530,229
TransUnion*	5,832	201,204
Verisk Analytics, Inc.*	16,891	1,372,900

		5,751,576

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.3%)
AMERCO	500	$162,115
Avis Budget Group, Inc.*	9,200	314,732
Hertz Global Holdings, Inc.*	1,480	59,437
J.B. Hunt Transport Services, Inc.	9,770	792,738
Landstar System, Inc.	4,666	317,661
Old Dominion Freight Line, Inc.*	4,600	315,606
Union Pacific Corp.	14,648	1,428,619

		3,390,908

Trading Companies & Distributors (0.4%)
Air Lease Corp.	5,200	148,616
Fastenal Co.	31,708	1,324,760
HD Supply Holdings, Inc.*	22,101	706,790
Herc Holdings, Inc.*	426	14,356
MSC Industrial Direct Co., Inc., Class A	2,177	159,814
United Rentals, Inc.*	8,300	651,467
W.W. Grainger, Inc.(x)	6,146	1,381,867
Watsco, Inc.	2,900	408,610

		4,796,280

Total Industrials		120,733,480

Information Technology (31.3%)
Communications Equipment (0.3%)
Arista Networks, Inc.(x)*	4,270	363,292
ARRIS International plc*	4,700	133,151
CommScope Holding Co., Inc.*	14,005	421,691
F5 Networks, Inc.*	7,440	927,322
Motorola Solutions, Inc.	2,200	167,816
Palo Alto Networks, Inc.*	9,566	1,524,150

		3,537,422

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	33,064	2,146,515
CDW Corp.	17,874	817,378
Cognex Corp.	8,900	470,454
Fitbit, Inc., Class A(x)*	11,299	167,677
IPG Photonics Corp.*	3,300	271,755
National Instruments Corp.	8,970	254,748
Trimble Navigation Ltd.*	21,868	624,550
VeriFone Systems, Inc.*	12,000	188,880
Zebra Technologies Corp., Class A*	4,607	320,693

		5,262,650

Internet Software & Services (8.2%)
Akamai Technologies, Inc.*	16,823	891,451
Alphabet, Inc., Class A*	32,492	26,125,518
Alphabet, Inc., Class C*	32,779	25,478,789
CommerceHub, Inc.*	719	11,420
CoStar Group, Inc.*	3,500	757,855
eBay, Inc.*	117,776	3,874,830
Facebook, Inc., Class A*	247,900	31,798,133
GoDaddy, Inc., Class A(x)*	5,100	176,103
IAC/InterActiveCorp.	6,000	374,820
LinkedIn Corp., Class A*	13,000	2,484,560
Match Group, Inc.(x)*	3,100	55,149
Pandora Media, Inc.(x)*	20,783	297,820
Rackspace Hosting, Inc.*	11,800	373,942
Twitter, Inc.*	61,643	1,420,871
VeriSign, Inc.(x)*	10,441	816,904
Yelp, Inc.*	5,700	237,690
Zillow Group, Inc., Class A(x)*	3,800	130,910
Zillow Group, Inc., Class C(x)*	7,800	270,270

		95,577,035

IT Services (6.9%)
Accenture plc, Class A	68,900	8,417,513
Alliance Data Systems Corp.*	6,340	1,360,120
Automatic Data Processing, Inc.	50,300	4,436,460
Black Knight Financial Services, Inc., Class A*	2,500	102,250
Booz Allen Hamilton Holding Corp.	11,700	369,837
Broadridge Financial Solutions, Inc.	12,987	880,389
Cognizant Technology Solutions Corp., Class A*	66,614	3,178,154
CoreLogic, Inc.*	5,700	223,554
CSRA, Inc.	18,000	484,200
DST Systems, Inc.	3,589	423,215
Euronet Worldwide, Inc.*	5,500	450,065
Fidelity National Information Services, Inc.	20,300	1,563,709
First Data Corp., Class A*	34,429	453,086
Fiserv, Inc.*	24,458	2,432,837
FleetCor Technologies, Inc.*	10,124	1,758,843
Gartner, Inc.*	8,800	778,360
Genpact Ltd.*	16,554	396,468
Global Payments, Inc.	16,912	1,298,165
International Business Machines Corp.	66,716	10,597,837
Jack Henry & Associates, Inc.	8,700	744,285
Leidos Holdings, Inc.	7,319	316,766
MasterCard, Inc.	106,420	10,830,363
Paychex, Inc.	35,480	2,053,228
PayPal Holdings, Inc.*	124,876	5,116,170
Sabre Corp.	22,800	642,504
Square, Inc., Class A(x)*	5,602	65,319
Teradata Corp.*	14,251	441,781
Total System Services, Inc.	18,200	858,130
Vantiv, Inc., Class A*	17,000	956,590
Visa, Inc., Class A	210,508	17,409,011
Western Union Co.	54,155	1,127,507
WEX, Inc.*	4,200	453,978

		80,620,694

Semiconductors & Semiconductor Equipment (2.9%)
Applied Materials, Inc.	85,800	2,586,870
Broadcom Ltd.	41,611	7,178,729
Cree, Inc.(x)*	3,900	100,308
Intel Corp.	46,900	1,770,475
KLA-Tencor Corp.	18,300	1,275,693
Lam Research Corp.	12,298	1,164,744
Linear Technology Corp.	12,315	730,156
Maxim Integrated Products, Inc.	31,078	1,240,945
Microchip Technology, Inc.	23,126	1,437,050
NVIDIA Corp.	56,100	3,843,972
ON Semiconductor Corp.*	4,500	55,440
Qorvo, Inc.*	1,300	72,462
QUALCOMM, Inc.	33,539	2,297,422
Skyworks Solutions, Inc.	19,200	1,461,888
Texas Instruments, Inc.	110,931	7,785,137
Xilinx, Inc.	8,863	481,615

		33,482,906

Software (7.2%)
Activision Blizzard, Inc.	61,700	2,733,310
Adobe Systems, Inc.*	53,834	5,843,143
ANSYS, Inc.*	2,512	232,636
Atlassian Corp. plc, Class A(x)*	2,795	83,766
Autodesk, Inc.*	19,080	1,380,056
Cadence Design Systems, Inc.*	32,900	839,937
CDK Global, Inc.	17,133	982,749
Citrix Systems, Inc.*	17,129	1,459,733
Dell Technologies, Inc. – Vmware, Inc., Class V*	2,447	116,967
Electronic Arts, Inc.*	32,100	2,741,340

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
FireEye, Inc.(x)*	3,795	$55,900
Fortinet, Inc.*	15,900	587,187
Guidewire Software, Inc.*	7,900	473,842
Intuit, Inc.	26,929	2,962,459
Manhattan Associates, Inc.*	7,900	455,198
Microsoft Corp.#	836,649	48,190,983
NetSuite, Inc.*	4,400	487,036
Nuance Communications, Inc.*	18,600	269,700
Oracle Corp.	31,932	1,254,289
PTC, Inc.*	5,500	243,705
Red Hat, Inc.*	19,951	1,612,639
salesforce.com, Inc.*	70,584	5,034,758
ServiceNow, Inc.*	17,389	1,376,339
Splunk, Inc.(x)*	14,400	844,992
SS&C Technologies Holdings, Inc.	17,000	546,550
Symantec Corp.	9,600	240,960
Synopsys, Inc.*	1,500	89,025
Tableau Software, Inc., Class A*	6,000	331,620
Tyler Technologies, Inc.*	3,700	633,551
Ultimate Software Group, Inc.*	3,000	613,170
VMware, Inc., Class A(x)*	2,766	202,886
Workday, Inc., Class A*	12,860	1,179,133

		84,099,559

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	554,603	62,697,869
NCR Corp.*	13,500	434,565

		63,132,434

Total Information Technology		365,712,700

Materials (3.5%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	18,900	2,841,426
Axalta Coating Systems Ltd.*	18,099	511,659
Celanese Corp.	1,492	99,308
E.I. du Pont de Nemours & Co.	96,521	6,464,010
Ecolab, Inc.	28,741	3,498,355
FMC Corp.	11,858	573,216
International Flavors & Fragrances, Inc.	8,766	1,253,275
LyondellBasell Industries N.V., Class A	16,900	1,363,154
Monsanto Co.	31,270	3,195,794
NewMarket Corp.	800	343,456
PPG Industries, Inc.	29,300	3,028,448
Praxair, Inc.	27,668	3,343,124
RPM International, Inc.	14,300	768,196
Scotts Miracle-Gro Co., Class A	4,593	382,459
Sherwin-Williams Co.	8,871	2,454,251
Valspar Corp.	8,600	912,202
W.R. Grace & Co.	4,300	317,340

		31,349,673

Construction Materials (0.3%)
Eagle Materials, Inc.	5,100	394,230
Martin Marietta Materials, Inc.	6,336	1,134,841
Vulcan Materials Co.	13,600	1,546,728

		3,075,799

Containers & Packaging (0.6%)
AptarGroup, Inc.	1,700	131,597
Avery Dennison Corp.	9,200	715,668
Ball Corp.	18,824	1,542,627
Bemis Co., Inc.	1,500	76,515
Berry Plastics Group, Inc.*	13,300	583,205
Crown Holdings, Inc.*	14,803	845,103
Graphic Packaging Holding Co.	24,600	344,154
Owens-Illinois, Inc.*	17,700	325,503
Packaging Corp. of America	10,300	836,978
Sealed Air Corp.	21,600	989,712
Silgan Holdings, Inc.	4,400	222,596

		6,613,658

Metals & Mining (0.0%)
Freeport-McMoRan, Inc.	31,800	345,348
Royal Gold, Inc.	500	38,715
Southern Copper Corp.(x)	4,029	105,963
Steel Dynamics, Inc.	3,800	94,962

		584,988

Total Materials		41,624,118

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	900	97,893
American Tower Corp. (REIT)	46,520	5,272,112
Boston Properties, Inc. (REIT)	2,900	395,241
Care Capital Properties, Inc. (REIT)	900	25,650
Crown Castle International Corp. (REIT)	32,842	3,094,045
CubeSmart (REIT)	13,200	359,832
CyrusOne, Inc. (REIT)	6,800	323,476
Digital Realty Trust, Inc. (REIT)	11,300	1,097,456
Empire State Realty Trust, Inc. (REIT), Class A	8,100	169,695
Equinix, Inc. (REIT)	7,652	2,756,633
Equity LifeStyle Properties, Inc. (REIT)	8,400	648,312
Essex Property Trust, Inc. (REIT)	3,000	668,100
Extra Space Storage, Inc. (REIT)	13,300	1,056,153
Federal Realty Investment Trust (REIT)	7,781	1,197,729
Gaming and Leisure Properties, Inc. (REIT)	20,600	689,070
Healthcare Trust of America, Inc. (REIT), Class A	10,850	353,927
Iron Mountain, Inc. (REIT)	28,576	1,072,457
Lamar Advertising Co. (REIT), Class A	9,000	587,790
Life Storage, Inc. (REIT)	3,300	293,502
Omega Healthcare Investors, Inc. (REIT)	7,500	265,875
Outfront Media, Inc. (REIT)	2,400	56,760
Public Storage (REIT)	16,262	3,628,703
Regency Centers Corp. (REIT)	2,000	154,980
Senior Housing Properties Trust (REIT)	3,000	68,130
Simon Property Group, Inc. (REIT)	30,761	6,367,834
Tanger Factory Outlet Centers, Inc. (REIT)	9,200	358,432
Taubman Centers, Inc. (REIT)	3,200	238,112
Ventas, Inc. (REIT)	11,700	826,371

		32,124,270

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	32,943	921,745

Total Real Estate		33,046,015

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.1%)
SBA Communications Corp., Class A*	8,718	977,811
Verizon Communications, Inc.	225,300	11,711,094

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Zayo Group Holdings, Inc.*	17,941	$533,027

		13,221,932

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	19,400	906,368

Total Telecommunication Services		14,128,300

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,099	376,442

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	600	36,024

Multi-Utilities (0.0%)
Dominion Resources, Inc.	4,200	311,934

Total Utilities		724,400

Total Common Stocks (99.0%) (Cost $556,690,669)		1,161,388,858

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	6,632,700	6,632,700

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,400,140, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,448,000.(xx)	$2,400,000	2,400,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,600,067, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $1,632,001.(xx)	1,600,000	1,600,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $3,924,807, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $4,003,160.(xx)	3,924,660	3,924,660
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,040,111.(xx)	2,000,000	2,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $2,040,000.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,400,041, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,428,000.(xx)	$1,400,000	$1,400,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,500,061, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,530,000.(xx)	1,500,000	1,500,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,500,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,530,031.(xx)	1,500,000	1,500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		18,324,660

Total Short-Term Investments (2.1%) (Cost $24,957,360)		24,957,360

Total Investments (101.1%) (Cost $581,648,029)		1,186,346,218
Other Assets Less Liabilities (-1.1%)		(12,346,180)

Net Assets (100%)		$1,174,000,038

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,953,600.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $17,988,228. This was secured by collateral of $18,324,660 which was received as cash and subsequently invested in short-term investments currently valued at $18,324,660, as reported in the Portfolio of Investments, and $114,174 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/13/16-5/15/46.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	92	December-16	$9,999,440	$9,937,840	$(61,600)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$239,526,413	$—	$—	$239,526,413
Consumer Staples	111,932,302	—	—	111,932,302
Energy	7,422,391	—	—	7,422,391
Financials	31,575,338	—	—	31,575,338
Health Care	194,963,401	—	—	194,963,401
Industrials	120,733,480	—	—	120,733,480
Information Technology	365,712,700	—	—	365,712,700
Materials	41,624,118	—	—	41,624,118
Real Estate	33,046,015	—	—	33,046,015
Telecommunication Services	14,128,300	—	—	14,128,300
Utilities	724,400	—	—	724,400
Short-Term Investments
Investment Companies	6,632,700	—	—	6,632,700
Repurchase Agreements	—	18,324,660	—	18,324,660

Total Assets	$1,168,021,558	$18,324,660	$—	$1,186,346,218

Liabilities:
Futures	$(61,600)	$—	$—	$(61,600)

Total Liabilities	$(61,600)	$—	$—	$(61,600)

Total	$1,167,959,958	$18,324,660	$—	$1,186,284,618

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$616,635,031
Aggregate gross unrealized depreciation	(12,545,949)

Net unrealized appreciation	$604,089,082

Federal income tax cost of investments	$582,257,136

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.8%)
Auto Components (0.5%)
BorgWarner, Inc.	10,500	$369,390
Gentex Corp.(x)	5,500	96,580
Goodyear Tire & Rubber Co.	15,100	487,730
Johnson Controls International plc	39,884	1,855,802
Lear Corp.	740	89,703

		2,899,205

Automobiles (0.9%)
Ford Motor Co.	217,800	2,628,847
General Motors Co.	78,000	2,478,060

		5,106,907

Distributors (0.0%)
Genuine Parts Co.	600	60,270

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	214	103,013
H&R Block, Inc.	12,400	287,060

		390,073

Hotels, Restaurants & Leisure (0.6%)
Aramark	7,600	289,028
Carnival Corp.	22,988	1,122,275
Choice Hotels International, Inc.	600	27,048
Extended Stay America, Inc.	3,500	49,700
Hilton Worldwide Holdings, Inc.	3,500	80,255
Hyatt Hotels Corp., Class A(x)*	1,225	60,295
International Game Technology plc	5,200	126,776
Marriott International, Inc., Class A	4,340	292,212
MGM Resorts International*	24,516	638,151
Norwegian Cruise Line Holdings Ltd.*	7,900	297,830
Royal Caribbean Cruises Ltd.	9,494	711,575
Wendy’s Co.	4,974	53,719
Wynn Resorts Ltd.(x)	500	48,710

		3,797,574

Household Durables (0.4%)
CalAtlantic Group, Inc.(x)	3,600	120,384
D.R. Horton, Inc.	8,327	251,475
Garmin Ltd.	6,085	292,749
Harman International Industries, Inc.	2,100	177,345
Lennar Corp., Class A	4,800	203,232
Lennar Corp., Class B	600	20,142
Mohawk Industries, Inc.*	727	145,647
PulteGroup, Inc.	13,300	266,532
Toll Brothers, Inc.*	4,475	133,624
Whirlpool Corp.	3,716	602,587

		2,213,717

Internet & Direct Marketing Retail (0.1%)
Liberty Interactive Corp. QVC Group*	10,689	213,887
Liberty Ventures*	6,000	239,220

		453,107

Leisure Products (0.0%)
Brunswick Corp.	900	43,902
Vista Outdoor, Inc.*	3,104	123,725

		167,627

Media (0.8%)
Clear Channel Outdoor Holdings, Inc., Class A	2,500	14,600
Comcast Corp., Class A	10,000	663,400
Discovery Communications, Inc., Class A(x)*	800	21,536
Discovery Communications, Inc., Class C*	1,400	36,834
DISH Network Corp., Class A*	2,800	153,384
John Wiley & Sons, Inc., Class A	2,500	129,025
Liberty Broadband Corp.*	6,868	489,313
Liberty SiriusXM Group, Class A*	5,486	186,414
Liberty SiriusXM Group, Class C*	10,072	336,506
Lions Gate Entertainment Corp.(x)	1,800	35,982
Live Nation Entertainment, Inc.*	3,100	85,188
Madison Square Garden Co., Class A*	1,000	169,410
News Corp., Class A	21,505	300,640
News Corp., Class B	6,800	96,696
Regal Entertainment Group, Class A(x)	3,200	69,600
TEGNA, Inc.	12,173	266,102
Time Warner, Inc.	15,045	1,197,732
Tribune Media Co., Class A	3,700	135,124
Twenty-First Century Fox, Inc., Class A	13,520	327,454
Twenty-First Century Fox, Inc., Class B	6,100	150,914
Viacom, Inc., Class A(x)	100	4,282
Viacom, Inc., Class B	2,200	83,820

		4,953,956

Multiline Retail (0.6%)
Dillard’s, Inc., Class A(x)	900	56,709
J.C. Penney Co., Inc.(x)*	15,859	146,220
Kohl’s Corp.	10,341	452,419
Macy’s, Inc.	16,990	629,480
Target Corp.	29,600	2,032,927

		3,317,755

Specialty Retail (0.6%)
AutoNation, Inc.*	2,200	107,162
Bed Bath & Beyond, Inc.	7,300	314,703
Best Buy Co., Inc.	15,400	587,972
Burlington Stores, Inc.*	1,700	137,734
Cabela’s, Inc.*	2,500	137,325
CST Brands, Inc.	4,065	195,486
Dick’s Sporting Goods, Inc.	1,100	62,392
Foot Locker, Inc.	591	40,023
GameStop Corp., Class A(x)	5,692	157,042
Gap, Inc.(x)	11,500	255,760
L Brands, Inc.	10,900	771,392
Michaels Cos., Inc.*	1,200	29,004
Murphy USA, Inc.*	846	60,371
Penske Automotive Group, Inc.(x)	2,400	115,632
Signet Jewelers Ltd.	400	29,812
Staples, Inc.	35,900	306,945
Tiffany & Co.(x)	6,000	435,780
Urban Outfitters, Inc.*	1,100	37,972

		3,782,507

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	12,400	453,344
PVH Corp.	4,500	497,250
Ralph Lauren Corp.	2,900	293,306

		1,243,900

Total Consumer Discretionary		28,386,598

Consumer Staples (8.7%)
Beverages (0.8%)
Brown-Forman Corp., Class A	400	19,900
Brown-Forman Corp., Class B	600	28,464
Coca-Cola Co.	54,700	2,314,904
Molson Coors Brewing Co., Class B	9,449	1,037,500
PepsiCo, Inc.	10,400	1,131,208

		4,531,976

Food & Staples Retailing (1.7%)
CVS Health Corp.	3,475	309,240
Walgreens Boots Alliance, Inc.	38,198	3,079,523

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Wal-Mart Stores, Inc.	84,682	$6,107,266
Whole Foods Market, Inc.(x)	14,600	413,910

		9,909,939

Food Products (1.9%)
Archer-Daniels-Midland Co.	32,216	1,358,549
Bunge Ltd.	7,811	462,646
ConAgra Foods, Inc.	5,035	237,199
Flowers Foods, Inc.(x)	1,100	16,632
Hain Celestial Group, Inc.*	1,400	49,812
Hormel Foods Corp.	1,900	72,067
Ingredion, Inc.	1,129	150,225
J.M. Smucker Co.	6,519	883,585
Kellogg Co.	1,015	78,632
Kraft Heinz Co.	29,100	2,604,741
Mead Johnson Nutrition Co.	6,600	521,466
Mondelez International, Inc., Class A	83,262	3,655,201
Pilgrim’s Pride Corp.	3,100	65,472
Pinnacle Foods, Inc.	6,500	326,105
Post Holdings, Inc.*	1,500	115,755
TreeHouse Foods, Inc.*	2,100	183,099
Tyson Foods, Inc., Class A	8,524	636,487

		11,417,673

Household Products (2.8%)
Clorox Co.	1,104	138,199
Colgate-Palmolive Co.	39,800	2,950,772
Energizer Holdings, Inc.	2,294	114,608
Kimberly-Clark Corp.	2,905	366,437
Procter & Gamble Co.	148,971	13,370,147

		16,940,163

Personal Products (0.1%)
Coty, Inc., Class A(x)*	1,100	25,850
Edgewell Personal Care Co.*	3,294	261,939
Nu Skin Enterprises, Inc., Class A(x)	2,000	129,560

		417,349

Tobacco (1.4%)
Philip Morris International, Inc.	77,400	7,524,828
Reynolds American, Inc.	17,500	825,125

		8,349,953

Total Consumer Staples		51,567,053

Energy (13.3%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	24,649	1,244,035
Diamond Offshore Drilling, Inc.(x)	3,725	65,597
Dril-Quip, Inc.*	2,200	122,628
Ensco plc, Class A	16,600	141,100
FMC Technologies, Inc.*	12,400	367,908
Frank’s International N.V.(x)	2,400	31,200
Halliburton Co.	47,900	2,149,753
Helmerich & Payne, Inc.(x)	5,456	367,189
Nabors Industries Ltd.	14,353	174,532
National Oilwell Varco, Inc.	21,049	773,340
Noble Corp. plc	13,600	86,224
Oceaneering International, Inc.	6,000	165,060
Patterson-UTI Energy, Inc.	8,257	184,709
Rowan Cos., plc, Class A	6,228	94,416
RPC, Inc.(x)*	2,800	47,040
Schlumberger Ltd.	77,866	6,123,383
Superior Energy Services, Inc.	9,300	166,470
Transocean Ltd.(x)*	19,000	202,540
Weatherford International plc*	49,100	275,942

		12,783,066

Oil, Gas & Consumable Fuels (11.1%)
Anadarko Petroleum Corp.	31,186	1,975,945
Antero Resources Corp.*	10,000	269,500
Apache Corp.	6,458	412,472
Cabot Oil & Gas Corp.	7,500	193,500
Cheniere Energy, Inc.(x)*	11,000	479,600
Chesapeake Energy Corp.*	32,897	206,264
Chevron Corp.	105,107	10,817,612
Cimarex Energy Co.	4,300	577,791
Concho Resources, Inc.*	7,800	1,071,330
ConocoPhillips Co.	69,170	3,006,820
CONSOL Energy, Inc.	13,400	257,280
Continental Resources, Inc.(x)*	2,600	135,096
Devon Energy Corp.	26,435	1,166,048
Diamondback Energy, Inc.*	3,300	318,582
Energen Corp.	5,540	319,769
EOG Resources, Inc.	27,200	2,630,512
EQT Corp.	9,505	690,253
Exxon Mobil Corp.	232,799	20,318,698
Gulfport Energy Corp.*	7,500	211,875
Hess Corp.	15,918	853,523
HollyFrontier Corp.(x)	9,000	220,500
Kinder Morgan, Inc.	107,000	2,474,910
Kosmos Energy Ltd.(x)*	8,800	56,408
Laredo Petroleum, Inc.(x)*	6,900	89,010
Marathon Oil Corp.	48,048	759,639
Marathon Petroleum Corp.	29,048	1,179,058
Murphy Oil Corp.	8,987	273,205
Newfield Exploration Co.*	8,170	355,068
Noble Energy, Inc.	23,358	834,815
Occidental Petroleum Corp.	42,710	3,114,413
Parsley Energy, Inc., Class A*	8,600	288,186
PBF Energy, Inc., Class A(x)	5,000	113,200
Phillips 66	25,035	2,016,569
Pioneer Natural Resources Co.	9,100	1,689,415
QEP Resources, Inc.	12,754	249,086
Range Resources Corp.	11,387	441,246
Rice Energy, Inc.*	6,600	172,326
SM Energy Co.	4,800	185,184
Spectra Energy Corp.	33,007	1,411,049
Targa Resources Corp.	8,600	422,346
Tesoro Corp.	6,852	545,145
Valero Energy Corp.	26,186	1,387,858
Whiting Petroleum Corp.(x)*	11,400	99,636
Williams Cos., Inc.	31,600	971,068
World Fuel Services Corp.	3,800	175,788
WPX Energy, Inc.*	18,401	242,709

		65,680,307

Total Energy		78,463,373

Financials (23.1%)
Banks (10.1%)
Associated Banc-Corp.	9,102	178,308
Bank of America Corp.	575,072	8,999,877
Bank of Hawaii Corp.(x)	2,524	183,293
BankUnited, Inc.	5,300	160,060
BB&T Corp.	45,533	1,717,505
BOK Financial Corp.(x)	1,396	96,282
CIT Group, Inc.	11,512	417,886
Citigroup, Inc.	164,342	7,761,873
Citizens Financial Group, Inc.	17,500	432,425
Comerica, Inc.	9,605	454,509
Commerce Bancshares, Inc./Missouri	4,937	243,197
Cullen/Frost Bankers, Inc.(x)	3,147	226,395
East West Bancorp, Inc.	8,134	298,599
Fifth Third Bancorp	42,588	871,350
First Hawaiian, Inc.*	1,200	32,232
First Horizon National Corp.	12,784	194,700

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
First Republic Bank/California	1,600	$123,376
Huntington Bancshares, Inc./Ohio	59,625	587,903
JPMorgan Chase & Co.	203,604	13,557,989
KeyCorp	61,183	744,597
M&T Bank Corp.	8,259	958,870
PacWest Bancorp	6,600	283,206
People’s United Financial, Inc.	17,210	272,262
PNC Financial Services Group, Inc.	27,989	2,521,529
Popular, Inc.	5,732	219,077
Regions Financial Corp.	69,868	689,597
Signature Bank/New York*	1,200	142,140
SunTrust Banks, Inc./Georgia	27,674	1,212,121
SVB Financial Group*	700	77,378
Synovus Financial Corp.	6,891	224,164
TCF Financial Corp.	9,749	141,458
U.S. Bancorp	90,550	3,883,690
Wells Fargo & Co.	255,534	11,315,045
Western Alliance Bancorp*	2,200	82,588
Zions Bancorp	11,568	358,839

		59,664,320

Capital Markets (3.6%)
Affiliated Managers Group, Inc.*	400	57,880
Ameriprise Financial, Inc.	6,010	599,618
Bank of New York Mellon Corp.	58,199	2,320,976
BlackRock, Inc.	6,964	2,524,171
Charles Schwab Corp.	13,200	416,724
CME Group, Inc./Illinois	18,800	1,964,976
E*TRADE Financial Corp.*	15,722	457,825
Franklin Resources, Inc.	19,900	707,843
Goldman Sachs Group, Inc.	21,627	3,487,787
Interactive Brokers Group, Inc., Class A	3,319	117,061
Intercontinental Exchange, Inc.	3,417	920,403
Invesco Ltd.	18,831	588,845
Lazard Ltd., Class A	6,000	218,160
Legg Mason, Inc.	5,826	195,054
LPL Financial Holdings, Inc.(x)	4,000	119,640
Moody’s Corp.	1,000	108,280
Morgan Stanley	79,367	2,544,507
Nasdaq, Inc.	6,174	416,992
Northern Trust Corp.	11,381	773,794
Raymond James Financial, Inc.	7,292	424,467
State Street Corp.‡	22,128	1,540,773
T. Rowe Price Group, Inc.	3,200	212,800
TD Ameritrade Holding Corp.	1,500	52,860
Thomson Reuters Corp.	16,543	684,549

		21,455,985

Consumer Finance (1.4%)
Ally Financial, Inc.	25,000	486,750
American Express Co.	44,600	2,856,184
Capital One Financial Corp.	28,630	2,056,493
Discover Financial Services	15,119	854,979
Navient Corp.	18,989	274,771
OneMain Holdings, Inc.(x)*	2,900	89,755
Santander Consumer USA Holdings, Inc.*	5,900	71,744
SLM Corp.*	23,389	174,716
Synchrony Financial	47,093	1,318,604

		8,183,996

Diversified Financial Services (2.7%)
Berkshire Hathaway, Inc., Class B*	105,698	15,270,190
Leucadia National Corp.	18,213	346,776
Voya Financial, Inc.	11,700	337,194

		15,954,160

Insurance (4.9%)
Aflac, Inc.	22,315	1,603,779
Alleghany Corp.*	880	462,018
Allied World Assurance Co. Holdings AG	4,663	188,478
Allstate Corp.	21,088	1,458,868
American Financial Group, Inc./Ohio	3,991	299,325
American International Group, Inc.	61,806	3,667,567
American National Insurance Co.	482	58,785
AmTrust Financial Services, Inc.	4,600	123,418
Arch Capital Group Ltd.*	6,301	499,417
Arthur J. Gallagher & Co.	3,000	152,610
Aspen Insurance Holdings Ltd.	3,401	158,453
Assurant, Inc.	3,461	319,277
Assured Guaranty Ltd.	7,354	204,074
Axis Capital Holdings Ltd.	5,106	277,409
Brown & Brown, Inc.	5,985	225,694
Chubb Ltd.	25,786	3,240,010
Cincinnati Financial Corp.	8,256	622,668
CNA Financial Corp.	1,660	57,121
Endurance Specialty Holdings Ltd.	3,504	229,337
Erie Indemnity Co., Class A	400	40,828
Everest Reinsurance Group Ltd.	2,412	458,208
First American Financial Corp.	5,900	231,752
FNF Group	14,438	532,907
Hanover Insurance Group, Inc.	2,459	185,458
Hartford Financial Services Group, Inc.	21,599	924,869
Lincoln National Corp.	10,214	479,854
Loews Corp.	15,385	633,093
Markel Corp.*	795	738,372
Mercury General Corp.	1,274	69,879
MetLife, Inc.	51,630	2,293,920
Old Republic International Corp.	13,784	242,874
Principal Financial Group, Inc.	14,784	761,524
ProAssurance Corp.	2,800	146,944
Progressive Corp.	28,985	913,028
Prudential Financial, Inc.	24,811	2,025,817
Reinsurance Group of America, Inc.	3,703	399,702
RenaissanceReinsurance Holdings Ltd.	2,451	294,512
Torchmark Corp.	6,562	419,246
Travelers Cos., Inc.	16,275	1,864,301
Unum Group	13,089	462,173
Validus Holdings Ltd.	4,127	205,607
W. R. Berkley Corp.	5,464	315,601
White Mountains Insurance Group Ltd.	258	214,140
XL Group Ltd.	10,145	341,176

		29,044,093

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
American Capital Agency Corp. (REIT)	18,500	361,490
Annaly Capital Management, Inc. (REIT)	57,895	607,898
Chimera Investment Corp. (REIT)	9,558	152,450
MFA Financial, Inc. (REIT)	22,100	165,308
Starwood Property Trust, Inc. (REIT)	12,800	288,256
Two Harbors Investment Corp. (REIT)	20,600	175,718

		1,751,120

Thrifts & Mortgage Finance (0.1%)
New York Community Bancorp, Inc.	27,395	389,831

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
TFS Financial Corp.	4,043	$72,006

		461,837

Total Financials		136,515,511

Health Care (11.3%)
Biotechnology (0.0%)
Alnylam Pharmaceuticals, Inc.(x)*	600	40,668
Juno Therapeutics, Inc.*	300	9,003
OPKO Health, Inc.(x)*	1,500	15,885
United Therapeutics Corp.*	1,800	212,544

		278,100

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	81,834	3,460,760
Alere, Inc.*	3,876	167,598
Baxter International, Inc.	24,423	1,162,535
Cooper Cos., Inc.	626	112,217
Danaher Corp.	25,000	1,959,750
Dentsply Sirona, Inc.	12,700	754,761
Hill-Rom Holdings, Inc.	305	18,904
Medtronic plc	78,503	6,782,659
St. Jude Medical, Inc.	4,700	374,872
Teleflex, Inc.	1,972	331,395
Zimmer Biomet Holdings, Inc.	4,759	618,765

		15,744,216

Health Care Providers & Services (1.3%)
Acadia Healthcare Co., Inc.*	2,600	128,830
Aetna, Inc.	12,697	1,465,870
Amsurg Corp.*	1,300	87,165
Anthem, Inc.	10,826	1,356,606
Brookdale Senior Living, Inc.*	11,200	195,440
Cardinal Health, Inc.	1,378	107,071
Centene Corp.*	2,264	151,597
Cigna Corp.	9,400	1,225,008
DaVita, Inc.	5,600	369,992
Envision Healthcare Holdings, Inc.*	1,700	37,859
Express Scripts Holding Co.*	4,100	289,173
HCA Holdings, Inc.*	5,500	415,965
Humana, Inc.	532	94,105
Laboratory Corp. of America Holdings*	3,080	423,438
LifePoint Health, Inc.*	2,233	132,261
MEDNAX, Inc.*	1,500	99,375
Premier, Inc., Class A*	1,700	54,978
Quest Diagnostics, Inc.	7,810	660,960
Universal Health Services, Inc., Class B	3,500	431,270
WellCare Health Plans, Inc.*	200	23,418

		7,750,381

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	10,300	135,651

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	13,200	621,588
Bio-Rad Laboratories, Inc., Class A*	1,210	198,210
Patheon N.V.*	800	23,704
PerkinElmer, Inc.	5,015	281,392
QIAGEN N.V.*	13,200	362,208
Quintiles Transnational Holdings, Inc.*	1,600	129,696
Thermo Fisher Scientific, Inc.	11,995	1,907,924
VWR Corp.*	4,000	113,440

		3,638,162

Pharmaceuticals (6.7%)
Allergan plc*	9,100	2,095,821
Endo International plc*	11,300	227,695
Johnson & Johnson	127,102	15,014,558
Mallinckrodt plc*	6,025	420,425
Merck & Co., Inc.	154,972	9,671,803
Mylan N.V.*	17,200	655,664
Perrigo Co. plc	7,600	701,708
Pfizer, Inc.	312,600	10,587,762

		39,375,436

Total Health Care		66,921,946

Industrials (9.3%)
Aerospace & Defense (1.4%)
General Dynamics Corp.	7,903	1,226,229
Huntington Ingalls Industries, Inc.	400	61,368
L-3 Communications Holdings, Inc.	4,180	630,051
Orbital ATK, Inc.	3,176	242,106
Raytheon Co.	10,232	1,392,883
Spirit AeroSystems Holdings, Inc., Class A*	3,499	155,845
Textron, Inc.	10,239	407,000
United Technologies Corp.	43,200	4,389,121

		8,504,603

Air Freight & Logistics (0.0%)
Expeditors International of Washington, Inc.	3,000	154,560

Airlines (0.5%)
Alaska Air Group, Inc.	1,200	79,032
American Airlines Group, Inc.	31,800	1,164,198
Copa Holdings S.A., Class A	1,800	158,274
Delta Air Lines, Inc.	9,400	369,984
JetBlue Airways Corp.*	16,400	282,736
Spirit Airlines, Inc.*	3,900	165,867
United Continental Holdings, Inc.*	18,500	970,695

		3,190,786

Building Products (0.1%)
Armstrong World Industries, Inc.(x)*	2,600	107,432
Lennox International, Inc.	200	31,406
Masco Corp.	6,400	219,584
Owens Corning, Inc.	6,268	334,649
USG Corp.(x)*	4,800	124,080

		817,151

Commercial Services & Supplies (0.2%)
Clean Harbors, Inc.*	2,700	129,546
R.R. Donnelley & Sons Co.	3,653	57,425
Republic Services, Inc.	12,932	652,420
Stericycle, Inc.*	200	16,028
Waste Management, Inc.	4,249	270,916

		1,126,335

Construction & Engineering (0.2%)
AECOM*	8,894	264,419
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,500	154,165
Fluor Corp.	7,500	384,900
Jacobs Engineering Group, Inc.*	6,578	340,214
KBR, Inc.	8,182	123,794
Quanta Services, Inc.*	6,164	172,530
Valmont Industries, Inc.	200	26,914

		1,466,936

Electrical Equipment (0.7%)
AMETEK, Inc.	10,300	492,134
Eaton Corp. plc	25,674	1,687,039
Emerson Electric Co.	30,200	1,646,202
Hubbell, Inc.	1,090	117,437
Regal Beloit Corp.	2,352	139,920
Rockwell Automation, Inc.	1,500	183,510

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
SolarCity Corp.(x)*	3,600	$70,416

		4,336,658

Industrial Conglomerates (2.3%)
Carlisle Cos., Inc.	2,429	249,143
General Electric Co.	414,818	12,286,908
Roper Technologies, Inc.	2,700	492,669

		13,028,720

Machinery (2.2%)
AGCO Corp.	4,221	208,180
Allison Transmission Holdings, Inc.	7,800	223,704
Caterpillar, Inc.	31,300	2,778,500
Colfax Corp.*	5,600	176,008
Crane Co.	2,741	172,710
Cummins, Inc.	8,700	1,114,905
Deere & Co.	13,100	1,118,085
Donaldson Co., Inc.	400	14,932
Dover Corp.	8,423	620,270
Flowserve Corp.	2,800	135,072
Fortive Corp.	12,300	626,070
IDEX Corp.	260	24,328
Ingersoll-Rand plc	7,031	477,686
ITT, Inc.	5,000	179,200
Lincoln Electric Holdings, Inc.	1,200	75,144
Manitowoc Foodservice, Inc.*	3,900	63,258
Oshkosh Corp.	4,000	224,000
PACCAR, Inc.	17,200	1,011,016
Parker-Hannifin Corp.	7,366	924,654
Pentair plc	9,136	586,897
Snap-on, Inc.	900	136,764
Stanley Black & Decker, Inc.	7,268	893,819
Terex Corp.	5,868	149,106
Timken Co.	4,266	149,907
Trinity Industries, Inc.	8,706	210,511
Xylem, Inc.	4,713	247,197

		12,541,923

Marine (0.0%)
Kirby Corp.*	3,100	192,696

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,200	163,944
ManpowerGroup, Inc.	3,967	286,656
Nielsen Holdings plc	4,330	231,958

		682,558

Road & Rail (1.4%)
AMERCO	100	32,423
CSX Corp.	53,200	1,622,600
Genesee & Wyoming, Inc., Class A*	3,100	213,745
Hertz Global Holdings, Inc.*	3,180	127,709
Kansas City Southern	5,900	550,588
Norfolk Southern Corp.	16,501	1,601,587
Old Dominion Freight Line, Inc.*	1,400	96,054
Ryder System, Inc.	3,109	205,039
Union Pacific Corp.	39,600	3,862,187

		8,311,932

Trading Companies & Distributors (0.1%)
Air Lease Corp.	2,700	77,166
Herc Holdings, Inc.*	1,060	35,722
MSC Industrial Direct Co., Inc., Class A	1,500	110,115
United Rentals, Inc.*	700	54,943
WESCO International, Inc.*	2,592	159,382

		437,328

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	4,000	332,960

Total Industrials		55,125,146

Information Technology (9.9%)
Communications Equipment (1.9%)
ARRIS International plc*	8,100	229,473
Brocade Communications Systems, Inc.	27,608	254,822
Cisco Systems, Inc.	281,600	8,932,352
EchoStar Corp., Class A*	2,859	125,310
Harris Corp.	6,890	631,193
Juniper Networks, Inc.	20,600	495,636
Motorola Solutions, Inc.	8,500	648,380

		11,317,166

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	4,995	319,530
Avnet, Inc.	7,058	289,801
Corning, Inc.	59,967	1,418,220
Dolby Laboratories, Inc., Class A	3,100	168,299
Fitbit, Inc., Class A(x)*	1,100	16,324
FLIR Systems, Inc.	7,500	235,650
Ingram Micro, Inc., Class A	8,179	291,663
IPG Photonics Corp.*	300	24,705
Jabil Circuit, Inc.	11,218	244,777
Keysight Technologies, Inc.*	9,400	297,886
National Instruments Corp.	1,200	34,080
Trimble Navigation Ltd.*	2,900	82,824
Zebra Technologies Corp., Class A*	500	34,805

		3,458,564

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	1,100	58,289
CommerceHub, Inc.*	1,800	28,572
IAC/InterActiveCorp	800	49,976
Pandora Media, Inc.(x)*	1,700	24,361
Twitter, Inc.(x)*	4,100	94,505
Yahoo!, Inc.*	48,682	2,098,194
Yelp, Inc.*	900	37,530
Zillow Group, Inc., Class A(x)*	1,000	34,450
Zillow Group, Inc., Class C(x)*	2,000	69,300

		2,495,177

IT Services (0.8%)
Amdocs Ltd.	8,171	472,692
Booz Allen Hamilton Holding Corp.	700	22,127
Computer Sciences Corp.	7,941	414,600
CoreLogic, Inc.*	2,035	79,813
Fidelity National Information Services, Inc.	7,752	597,137
International Business Machines Corp.	15,400	2,446,289
Leidos Holdings, Inc.	3,950	170,956
Xerox Corp.	55,500	562,215

		4,765,829

Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices, Inc.	16,900	1,089,205
Applied Materials, Inc.	17,200	518,580
Cree, Inc.(x)*	3,500	90,020
Cypress Semiconductor Corp.(x)	18,600	226,176
First Solar, Inc.(x)*	4,000	157,960
Intel Corp.	240,611	9,083,066
Lam Research Corp.	1,720	162,901
Linear Technology Corp.	7,000	415,030
Marvell Technology Group Ltd.	23,800	315,826
Micron Technology, Inc.*	58,629	1,042,424

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ON Semiconductor Corp.*	20,400	$251,328
Qorvo, Inc.*	6,200	345,588
QUALCOMM, Inc.	64,900	4,445,650
Skyworks Solutions, Inc.	900	68,526
SunPower Corp.(x)*	2,300	20,516
Teradyne, Inc.	11,300	243,854
Xilinx, Inc.	9,600	521,664

		18,998,314

Software (1.6%)
ANSYS, Inc.*	3,600	333,396
Autodesk, Inc.*	2,100	151,893
CA, Inc.	16,258	537,815
Dell Technologies, Inc. - Vmware, Inc., Class V*	10,822	517,292
FireEye, Inc.*	6,400	94,272
Nuance Communications, Inc.*	3,000	43,500
Oracle Corp.	149,300	5,864,503
PTC, Inc.*	3,500	155,085
SS&C Technologies Holdings, Inc.	1,200	38,580
Symantec Corp.	29,000	727,900
Synopsys, Inc.*	7,486	444,294
VMware, Inc., Class A(x)*	3,100	227,385
Zynga, Inc., Class A*	46,300	134,733

		9,270,648

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	25,834	2,920,534
Hewlett Packard Enterprise Co.	96,000	2,184,000
HP, Inc.	97,200	1,509,516
Lexmark International, Inc., Class A	3,377	134,945
NetApp, Inc.	16,000	573,120
Western Digital Corp.	15,969	933,707

		8,255,822

Total Information Technology		58,561,520

Materials (2.8%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	1,400	210,476
Albemarle Corp.	6,325	540,724
Ashland Global Holdings, Inc.	3,417	396,201
Cabot Corp.	3,535	185,269
Celanese Corp.	7,400	492,544
CF Industries Holdings, Inc.	12,800	311,680
Dow Chemical Co.	62,610	3,245,077
Eastman Chemical Co.	8,100	548,208
FMC Corp.	1,400	67,676
Huntsman Corp.	10,901	177,359
LyondellBasell Industries N.V., Class A	10,700	863,062
Monsanto Co.	8,400	858,480
Mosaic Co.	19,500	476,970
Platform Specialty Products Corp.*	9,100	73,801
Praxair, Inc.	1,900	229,577
Scotts Miracle-Gro Co., Class A	400	33,308
W.R. Grace & Co.	1,700	125,460
Westlake Chemical Corp.	2,300	123,050

		8,958,922

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	300	53,733
Vulcan Materials Co.	482	54,818

		108,551

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,699	208,930
Avery Dennison Corp.	381	29,638
Bemis Co., Inc.	4,271	217,864
Graphic Packaging Holding Co.	5,200	72,748
International Paper Co.	22,575	1,083,148
Sonoco Products Co.	5,682	300,180
WestRock Co.	14,289	692,731

		2,605,239

Metals & Mining (0.8%)
Alcoa, Inc.	74,081	751,181
Compass Minerals International, Inc.(x)	1,900	140,030
Freeport-McMoRan, Inc.	57,600	625,536
Newmont Mining Corp.	29,800	1,170,842
Nucor Corp.	17,720	876,254
Reliance Steel & Aluminum Co.	3,809	274,362
Royal Gold, Inc.	3,400	263,262
Southern Copper Corp.(x)	2,600	68,380
Steel Dynamics, Inc.	11,001	274,915
Tahoe Resources, Inc.(x)	16,500	211,695
United States Steel Corp.	9,224	173,965

		4,830,422

Paper & Forest Products (0.0%)
Domtar Corp.	3,746	139,089

Total Materials		16,642,223

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Alexandria Real Estate Equities, Inc. (REIT)	3,942	428,771
American Campus Communities, Inc. (REIT)	7,200	366,264
American Homes 4 Rent (REIT), Class A	9,200	199,088
Apartment Investment & Management Co. (REIT), Class A	8,764	402,355
Apple Hospitality REIT, Inc. (REIT)	9,100	168,441
AvalonBay Communities, Inc. (REIT)	7,657	1,361,721
Boston Properties, Inc. (REIT)	7,029	957,982
Brandywine Realty Trust (REIT)	10,153	158,590
Brixmor Property Group, Inc. (REIT)	11,200	311,248
Camden Property Trust (REIT)	4,688	392,573
Care Capital Properties, Inc. (REIT)	4,634	132,069
Columbia Property Trust, Inc. (REIT)	6,900	154,491
Communications Sales & Leasing, Inc. (REIT)	6,742	211,766
Corporate Office Properties Trust (REIT)	5,267	149,319
Corrections Corp. of America (REIT)	6,534	90,627
Crown Castle International Corp. (REIT)	2,100	197,841
CubeSmart (REIT)	3,100	84,506
CyrusOne, Inc. (REIT)	500	23,785
DCT Industrial Trust, Inc. (REIT)	5,000	242,750
DDR Corp. (REIT)	17,912	312,206
Digital Realty Trust, Inc. (REIT)	2,400	233,088
Douglas Emmett, Inc. (REIT)	8,149	298,498
Duke Realty Corp. (REIT)	19,302	527,524
Empire State Realty Trust, Inc. (REIT), Class A	3,300	69,135
EPR Properties (REIT)	3,500	275,590
Equity Commonwealth (REIT)*	6,717	202,988
Equity One, Inc. (REIT)	5,000	153,050
Equity Residential (REIT)	19,909	1,280,746
Essex Property Trust, Inc. (REIT)	2,080	463,216

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Forest City Realty Trust, Inc. (REIT), Class A	12,260	$283,574
General Growth Properties, Inc. (REIT)	31,559	871,028
HCP, Inc. (REIT)	26,391	1,001,538
Healthcare Trust of America, Inc. (REIT), Class A	1,950	63,609
Highwoods Properties, Inc. (REIT)	5,300	276,236
Hospitality Properties Trust (REIT)	8,891	264,241
Host Hotels & Resorts, Inc. (REIT)	40,490	630,429
Kilroy Realty Corp. (REIT)	5,100	353,685
Kimco Realty Corp. (REIT)	22,233	643,645
Liberty Property Trust (REIT)	8,022	323,688
Life Storage, Inc. (REIT)	900	80,046
Macerich Co. (REIT)	8,070	652,621
Mid-America Apartment Communities, Inc. (REIT)	4,200	394,758
National Retail Properties, Inc. (REIT)	8,200	416,970
NorthStar Realty Finance Corp. (REIT)	9,725	128,078
Omega Healthcare Investors, Inc. (REIT)(x)	6,400	226,880
Outfront Media, Inc. (REIT)	7,031	166,283
Paramount Group, Inc. (REIT)	10,000	163,900
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,030	174,813
Post Properties, Inc. (REIT)	2,900	191,777
Prologis, Inc. (REIT)	29,086	1,557,265
Rayonier, Inc. (REIT)	6,400	169,856
Realty Income Corp. (REIT)	14,526	972,225
Regency Centers Corp. (REIT)	4,925	381,638
Retail Properties of America, Inc. (REIT), Class A	13,200	221,760
Senior Housing Properties Trust (REIT)	11,479	260,688
Simon Property Group, Inc. (REIT)	1,600	331,216
SL Green Realty Corp. (REIT)	5,370	580,497
Spirit Realty Capital, Inc. (REIT)	26,300	350,579
STORE Capital Corp. (REIT)	8,300	244,601
Sun Communities, Inc. (REIT)	3,400	266,832
Tanger Factory Outlet Centers, Inc. (REIT)	500	19,480
Taubman Centers, Inc. (REIT)	1,601	119,130
UDR, Inc. (REIT)	15,112	543,881
Ventas, Inc. (REIT)	12,736	899,544
VEREIT, Inc. (REIT)	53,700	556,869
Vornado Realty Trust (REIT)	9,456	957,042
Weingarten Realty Investors (REIT)	6,502	253,448
Welltower, Inc. (REIT)	20,070	1,500,634
Weyerhaeuser Co. (REIT)	40,871	1,305,420
WP Carey, Inc. (REIT)	5,700	367,821

		29,018,453

Real Estate Management & Development (0.1%)
Howard Hughes Corp.*	1,947	222,932
Jones Lang LaSalle, Inc.	2,500	284,475
Realogy Holdings Corp.	8,000	206,880

		714,287

Total Real Estate		29,732,740

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	344,562	13,992,664
CenturyLink, Inc.	29,608	812,147
Frontier Communications Corp.(x)	67,333	280,105
Level 3 Communications, Inc.*	16,100	746,718
SBA Communications Corp., Class A*	2,500	280,400
Verizon Communications, Inc.	114,200	5,936,116

		22,048,150

Wireless Telecommunication Services (0.1%)
Sprint Corp.(x)*	42,111	279,196
Telephone & Data Systems, Inc.	5,246	142,586
T-Mobile US, Inc.*	6,000	280,320
U.S. Cellular Corp.*	371	13,482

		715,584

Total Telecommunication Services		22,763,734

Utilities (6.4%)
Electric Utilities (3.8%)
Alliant Energy Corp.	12,686	486,001
American Electric Power Co., Inc.	27,554	1,769,242
Avangrid, Inc.	3,200	133,696
Duke Energy Corp.	38,393	3,072,976
Edison International	17,476	1,262,641
Entergy Corp.	9,969	764,921
Eversource Energy	17,667	957,198
Exelon Corp.	49,853	1,659,606
FirstEnergy Corp.	24,063	796,004
Great Plains Energy, Inc.	8,635	235,649
Hawaiian Electric Industries, Inc.	5,504	164,294
ITC Holdings Corp.	4,200	195,216
NextEra Energy, Inc.	25,684	3,141,667
OGE Energy Corp.	10,684	337,828
PG&E Corp.	27,909	1,707,194
Pinnacle West Capital Corp.	6,251	475,013
PPL Corp.	38,074	1,316,218
Southern Co.	52,496	2,693,045
Westar Energy, Inc.	7,628	432,889
Xcel Energy, Inc.	28,119	1,156,816

		22,758,114

Gas Utilities (0.2%)
Atmos Energy Corp.	5,627	419,043
National Fuel Gas Co.	4,044	218,659
Piedmont Natural Gas Co., Inc.(x)	4,100	246,164
UGI Corp.	9,537	431,454

		1,315,320

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	36,586	470,130
Calpine Corp.*	20,947	264,770
NRG Energy, Inc.	18,294	205,076

		939,976

Multi-Utilities (2.0%)
Ameren Corp.	13,525	665,160
CenterPoint Energy, Inc.	24,582	571,040
CMS Energy Corp.	15,170	637,292
Consolidated Edison, Inc.	16,977	1,278,368
Dominion Resources, Inc.	32,321	2,400,480
DTE Energy Co.	10,001	936,794
MDU Resources Group, Inc.	11,446	291,186
NiSource, Inc.	18,472	445,360
Public Service Enterprise Group, Inc.	28,158	1,178,975
SCANA Corp.	7,194	520,630
Sempra Energy	13,959	1,496,265
Vectren Corp.	4,614	231,623
WEC Energy Group, Inc.	17,786	1,065,026

		11,718,199

Water Utilities (0.2%)
American Water Works Co., Inc.	9,783	732,160

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Aqua America, Inc.	9,871	$300,868

		1,033,028

Total Utilities		37,764,637

Total Common Stocks (98.5%) (Cost $457,766,198)		582,444,481

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills
0.36%, 3/2/17 #(p)	$785,000	783,807

	Number of Shares	Value (Note 1)
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	6,423,797	6,423,797

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $600,035, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $612,000.(xx)	$600,000	600,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $500,021, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $510,000.(xx)	500,000	500,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,982,157, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,021,728.(xx)	1,982,083	1,982,083
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $350,014, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $357,004.(xx)	350,000	350,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $700,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $714,039.(xx)	700,000	700,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $700,029, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $714,000.(xx)	700,000	700,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $300,009, collateralized by various U.S. Government Agency Securities, ranging from 2.500%- 9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $306,000.(xx)	$300,000	$300,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $500,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		6,132,083

Total Short-Term Investments (2.3%) (Cost $13,339,554)		13,339,687

Total Investments (100.8%) (Cost $471,105,752)		595,784,168
Other Assets Less Liabilities (-0.8%)		(4,755,670)

Net Assets (100%)		$591,028,498

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $783,806.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $6,103,186. This was secured by collateral of $6,132,083 which was received as cash and subsequently invested in short-term investments currently valued at $6,132,083, as reported in the Portfolio of Investments, and $134,862 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 10/6/16-11/15/45.

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
State Street Corp.	$1,548,046	$28,165	$94,349	$1,540,773	$23,490	$(6,879)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 1000 Mini Index	3	December-16	$358,076	$359,790	$1,714
S&P 500 E-Mini Index	74	December-16	7,962,382	7,993,480	31,098
S&P MidCap 400 E-Mini Index	3	December-16	462,797	464,880	2,083

					$34,895

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,386,598	$—	$—	$28,386,598
Consumer Staples	51,567,053	—	—	51,567,053
Energy	78,463,373	—	—	78,463,373
Financials	136,515,511	—	—	136,515,511
Health Care	66,921,946	—	—	66,921,946
Industrials	55,125,146	—	—	55,125,146
Information Technology	58,561,520	—	—	58,561,520
Materials	16,642,223	—	—	16,642,223
Real Estate	29,732,740	—	—	29,732,740
Telecommunication Services	22,763,734	—	—	22,763,734
Utilities	37,764,637	—	—	37,764,637
Futures	34,895	—	—	34,895
Short-Term Investments
Government Securities	—	783,807	—	783,807
Investment Companies	6,423,797	—	—	6,423,797
Repurchase Agreements	—	6,132,083	—	6,132,083

Total Assets	$588,903,173	$6,915,890	$—	$595,819,063

Total Liabilities	$—	$—	$—	$—

Total	$588,903,173	$6,915,890	$—	$595,819,063

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,545,910
Aggregate gross unrealized depreciation	(21,494,840)

Net unrealized appreciation	$121,051,070

Federal income tax cost of investments	$474,733,098

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.1%)
Brambles Ltd.	1,126,470	$10,358,084
Oil Search Ltd.	856,664	4,687,526

		15,045,610

Brazil (0.6%)
Ambev S.A. (ADR)	1,343,267	8,180,496

Canada (3.6%)
Canadian National Railway Co.	471,532	30,838,193
Element Financial Corp.	444,320	5,560,985
Ritchie Bros Auctioneers, Inc.	89,481	3,135,365
Suncor Energy, Inc.	333,183	9,249,228

		48,783,771

China (3.5%)
Alibaba Group Holding Ltd. (ADR)*	262,158	27,733,695
Baidu, Inc. (ADR)*	71,876	13,086,463
Hengan International Group Co., Ltd.	661,500	5,508,602
Want Want China Holdings Ltd.	162,000	100,838

		46,429,598

Denmark (1.8%)
Carlsberg A/S, Class B	127,776	12,207,408
Novo Nordisk A/S, Class B	271,448	11,310,010

		23,517,418

France (16.6%)
Air Liquide S.A.	143,821	15,410,650
Danone S.A.	516,677	38,323,178
Dassault Systemes S.A.	161,560	14,016,351
Essilor International S.A.	119,495	15,410,545
Kering	74,935	15,100,145
Legrand S.A.	125,985	7,428,159
L’Oreal S.A.	122,054	23,043,197
LVMH Moet Hennessy Louis Vuitton SE	174,049	29,671,491
Pernod-Ricard S.A.	268,148	31,726,433
Publicis Groupe S.A.	142,759	10,795,995
Schneider Electric SE	311,852	21,744,815

		222,670,959

Germany (9.3%)
Bayer AG (Registered)	225,437	22,643,774
Brenntag AG	227,406	12,409,337
Fresenius Medical Care AG & Co. KGaA	193,978	16,932,073
GEA Group AG	184,556	10,237,061
Linde AG	106,267	18,059,564
SAP SE	324,972	29,568,559
Symrise AG	209,434	15,350,148

		125,200,516

Hong Kong (2.8%)
AIA Group Ltd.	5,149,169	34,500,004
Dairy Farm International Holdings Ltd. (BATS Europe Exchange)	383,838	2,726,037
Dairy Farm International Holdings Ltd. (London Stock Exchange)	79,200	548,856

		37,774,897

India (2.8%)
HDFC Bank Ltd.	1,243,293	27,673,184
ITC Ltd.	2,562,696	9,311,619

		36,984,803

Ireland (4.3%)
Accenture plc, Class A	283,724	34,662,561
Experian plc	470,859	9,434,041
Paddy Power Betfair plc	116,561	13,136,922

		57,233,524

Israel (1.5%)
Nice Ltd. (ADR)	309,235	20,700,191

Italy (1.1%)
Prysmian S.p.A.	539,412	14,134,505

Japan (9.1%)
AEON Financial Service Co., Ltd.	292,700	5,099,753
Japan Tobacco, Inc.	374,400	15,296,132
Keyence Corp.	12,300	8,952,152
Nippon Paint Holdings Co., Ltd.	190,300	6,384,518
Obic Co., Ltd.	186,200	9,906,098
Shiseido Co., Ltd.	240,500	6,359,963
SoftBank Group Corp.	176,100	11,408,089
Sundrug Co., Ltd.	209,300	17,499,669
Terumo Corp.	424,800	16,284,264
Toto Ltd.	301,800	11,373,728
Unicharm Corp.	339,900	8,804,624
Yamato Holdings Co., Ltd.	224,000	5,213,586

		122,582,576

Mexico (0.8%)
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,515,593	7,947,781
Grupo Financiero Inbursa S.A.B. de C.V., Class O	1,546,771	2,441,042

		10,388,823

Netherlands (1.7%)
Akzo Nobel N.V.	234,349	15,858,750
QIAGEN N.V.*	264,212	7,274,186

		23,132,936

Peru (0.7%)
Credicorp Ltd.	65,757	10,009,531

Singapore (1.0%)
DBS Group Holdings Ltd.	1,130,700	12,835,823

South Korea (0.6%)
Naver Corp.	9,275	7,445,517

Spain (1.3%)
Amadeus IT Group S.A., Class A	352,461	17,608,941

Sweden (1.4%)
Atlas Copco AB, Class A	228,832	6,884,939
Telefonaktiebolaget LM Ericsson, Class B	1,584,005	11,431,787

		18,316,726

Switzerland (13.3%)
Julius Baer Group Ltd.*	235,107	9,542,296
Nestle S.A. (Registered)	648,217	51,075,369
Novartis AG (Registered)	427,761	33,639,671
Roche Holding AG	200,539	49,680,748
Sonova Holding AG (Registered)	60,381	8,545,947
UBS Group AG (Registered)	1,944,437	26,402,859

		178,886,890

Taiwan (3.6%)
MediaTek, Inc.	748,000	5,745,623
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,391,053	42,552,311

		48,297,934

United Kingdom (14.4%)
Burberry Group plc	618,265	11,064,670
Compass Group plc	1,503,865	29,163,670
Croda International plc	190,052	8,590,822
Diageo plc	711,847	20,410,848
HSBC Holdings plc	2,441,136	18,328,173
Intertek Group plc	288,891	13,079,590
Reckitt Benckiser Group plc	279,855	26,372,894
Rolls-Royce Holdings plc*	1,298,555	12,120,005
Smith & Nephew plc	645,470	10,412,654
Weir Group plc	522,700	11,491,441
Whitbread plc	292,850	14,860,391

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
WPP plc	716,892	$16,873,293

		192,768,451

United States (2.1%)
Mettler-Toledo International, Inc.*	60,853	25,547,915
Shire plc	40,795	2,636,778

		28,184,693

Total Common Stocks (99.0%) (Cost $1,023,141,682)		1,327,115,129

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	12,636,098	12,636,098

Total Short-Term Investment (0.9%) (Cost $12,636,098)		12,636,098

Total Investments (99.9%) (Cost $1,035,777,780)		1,339,751,227
Other Assets Less Liabilities (0.1%)		1,633,507

Net Assets (100%)		$1,341,384,734

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$140,666,577	10.5%
Consumer Staples	277,496,164	20.7
Energy	13,936,754	1.0
Financials	160,341,431	12.0
Health Care	220,318,565	16.4
Industrials	179,882,850	13.4
Information Technology	243,410,248	18.2
Investment Company	12,636,098	0.9
Materials	79,654,451	5.9
Telecommunication Services	11,408,089	0.9
Cash and Other	1,633,507	0.1

		100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$140,666,577	$—	$140,666,577
Consumer Staples	8,729,352	268,766,812	—	277,496,164
Energy	9,249,228	4,687,526	—	13,936,754
Financials	25,959,339	134,382,092	—	160,341,431
Health Care	25,547,915	194,770,650	—	220,318,565
Industrials	33,973,558	145,909,292	—	179,882,850
Information Technology	138,735,221	104,675,027	—	243,410,248
Materials	—	79,654,451	—	79,654,451
Telecommunication Services	—	11,408,089	—	11,408,089
Short-Term Investments
Investment Companies	12,636,098	—	—	12,636,098

Total Assets	$254,830,711	$1,084,920,516	$—	$1,339,751,227

Total Liabilities	$—	$—	$—	$—

Total	$254,830,711	$1,084,920,516	$—	$1,339,751,227

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$352,864,978
Aggregate gross unrealized depreciation	(53,772,694)

Net unrealized appreciation	$299,092,284

Federal income tax cost of investments	$1,040,658,943

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.5%)
Dana, Inc.	164,000	$2,556,760
Gentex Corp.	313,192	5,499,652

		8,056,412

Automobiles (0.3%)
Thor Industries, Inc.	52,830	4,474,701

Distributors (0.3%)
Pool Corp.	46,000	4,347,920

Diversified Consumer Services (0.7%)
DeVry Education Group, Inc.(x)	63,215	1,457,738
Graham Holdings Co., Class B	5,100	2,454,987
Service Corp. International	209,938	5,571,755
Sotheby’s, Inc.(x)	55,858	2,123,721

		11,608,201

Hotels, Restaurants & Leisure (2.5%)
Brinker International, Inc.(x)	61,635	3,108,253
Buffalo Wild Wings, Inc.*	20,300	2,857,022
Cheesecake Factory, Inc.	48,463	2,426,058
Churchill Downs, Inc.	13,900	2,034,265
Cracker Barrel Old Country Store, Inc.(x)	26,000	3,437,720
Domino’s Pizza, Inc.	52,654	7,995,509
Dunkin’ Brands Group, Inc.	100,200	5,218,416
International Speedway Corp., Class A	27,581	921,757
Jack in the Box, Inc.	35,900	3,444,246
Panera Bread Co., Class A(x)*	24,760	4,821,267
Texas Roadhouse, Inc.	68,900	2,689,167
Wendy’s Co.	236,571	2,554,967

		41,508,647

Household Durables (1.6%)
CalAtlantic Group, Inc.	82,000	2,742,080
Helen of Troy Ltd.*	30,200	2,602,334
KB Home(x)	93,870	1,513,184
NVR, Inc.*	4,034	6,615,236
Tempur Sealy International, Inc.(x)*	55,410	3,143,963
Toll Brothers, Inc.*	167,153	4,991,189
TRI Pointe Group, Inc.*	158,800	2,092,984
Tupperware Brands Corp.	55,355	3,618,556

		27,319,526

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	34,726	1,382,095

Leisure Products (0.7%)
Brunswick Corp.	98,170	4,788,733
Polaris Industries, Inc.(x)	65,946	5,106,858
Vista Outdoor, Inc.*	66,102	2,634,826

		12,530,417

Media (1.3%)
AMC Networks, Inc., Class A*	67,265	3,488,363
Cable One, Inc.	5,100	2,978,400
Cinemark Holdings, Inc.	114,804	4,394,698
John Wiley & Sons, Inc., Class A	48,840	2,520,632
Live Nation Entertainment, Inc.*	144,100	3,959,868
Meredith Corp.	40,600	2,110,794
New York Times Co., Class A	136,478	1,630,912
Time, Inc.	113,600	1,644,928

		22,728,595

Multiline Retail (0.3%)
Big Lots, Inc.(x)	47,601	2,272,948
J.C. Penney Co., Inc.(x)*	337,354	3,110,404

		5,383,352

Specialty Retail (2.4%)
Aaron’s, Inc.	69,786	1,773,960
Abercrombie & Fitch Co., Class A	72,500	1,152,025
American Eagle Outfitters, Inc.(x)	183,409	3,275,685
Ascena Retail Group, Inc.(x)*	190,508	1,064,940
Cabela’s, Inc.*	56,986	3,130,241
Chico’s FAS, Inc.	146,473	1,743,029
CST Brands, Inc.	83,287	4,005,272
Dick’s Sporting Goods, Inc.	97,186	5,512,389
GameStop Corp., Class A(x)	112,800	3,112,152
Guess?, Inc.	72,191	1,054,711
Murphy USA, Inc.*	41,900	2,989,984
Office Depot, Inc.	606,400	2,164,848
Restoration Hardware Holdings, Inc.(x)*	42,300	1,462,734
Sally Beauty Holdings, Inc.*	160,500	4,121,640
Williams-Sonoma, Inc.(x)	89,892	4,591,682

		41,155,292

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	55,530	4,815,006
Deckers Outdoor Corp.*	35,400	2,108,070
Fossil Group, Inc.(x)*	45,500	1,263,535
Kate Spade & Co.*	140,500	2,406,765
Skechers USA, Inc., Class A*	144,300	3,304,470

		13,897,846

Total Consumer Discretionary		194,393,004

Consumer Staples (4.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A(x)*	10,400	1,614,704

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	42,800	5,142,420
Sprouts Farmers Market, Inc.*	155,900	3,219,335
United Natural Foods, Inc.*	54,234	2,171,529

		10,533,284

Food Products (2.8%)
Dean Foods Co.	99,250	1,627,700
Flowers Foods, Inc.(x)	198,246	2,997,480
Hain Celestial Group, Inc.*	113,000	4,020,540
Ingredion, Inc.	78,743	10,477,544
Lancaster Colony Corp.	21,488	2,838,350
Post Holdings, Inc.*	70,208	5,417,951
Snyder’s-Lance, Inc.	93,300	3,133,014
Tootsie Roll Industries, Inc.(x)	18,852	694,319
TreeHouse Foods, Inc.*	61,600	5,370,904
WhiteWave Foods Co.*	193,495	10,531,933

		47,109,735

Household Products (0.2%)
Energizer Holdings, Inc.	67,788	3,386,688

Personal Products (0.5%)
Avon Products, Inc.	468,700	2,652,842
Edgewell Personal Care Co.*	64,388	5,120,134

		7,772,976

Total Consumer Staples		70,417,387

Energy (3.8%)
Energy Equipment & Services (1.5%)
Diamond Offshore Drilling, Inc.	70,500	1,241,505
Dril-Quip, Inc.*	41,185	2,295,652
Ensco plc, Class A	327,700	2,785,450
Nabors Industries Ltd.	305,200	3,711,232
Noble Corp. plc	267,800	1,697,852

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Oceaneering International, Inc.	107,496	$2,957,215
Oil States International, Inc.*	55,133	1,740,549
Patterson-UTI Energy, Inc.	161,499	3,612,733
Rowan Cos., plc, Class A(x)	134,100	2,032,956
Superior Energy Services, Inc.	166,816	2,986,006

		25,061,150

Oil, Gas & Consumable Fuels (2.3%)
CONSOL Energy, Inc.(x)	192,800	3,701,760
Denbury Resources, Inc.(x)*	449,300	1,451,239
Energen Corp.	106,480	6,146,025
Gulfport Energy Corp.*	136,000	3,842,000
HollyFrontier Corp.	193,552	4,742,024
QEP Resources, Inc.	258,800	5,054,364
SM Energy Co.	96,289	3,714,830
Western Refining, Inc.	88,100	2,331,126
World Fuel Services Corp.	77,600	3,589,776
WPX Energy, Inc.*	375,800	4,956,802

		39,529,946

Total Energy		64,591,096

Financials (14.8%)
Banks (5.7%)
Associated Banc-Corp.	165,579	3,243,693
BancorpSouth, Inc.	91,289	2,117,905
Bank of Hawaii Corp.(x)	47,178	3,426,066
Bank of the Ozarks, Inc.	99,000	3,801,600
Cathay General Bancorp	82,447	2,537,719
Chemical Financial Corp.	76,100	3,358,293
Commerce Bancshares, Inc./Missouri	90,775	4,471,577
Cullen/Frost Bankers, Inc.(x)	59,746	4,298,127
East West Bancorp, Inc.	158,450	5,816,700
F.N.B. Corp./Pennsylvania	230,000	2,829,000
First Horizon National Corp.	253,200	3,856,236
Fulton Financial Corp.	191,537	2,781,117
Hancock Holding Co.	83,459	2,706,575
International Bancshares Corp.	64,852	1,931,293
MB Financial, Inc.	78,200	2,974,728
PacWest Bancorp	131,450	5,640,520
PrivateBancorp, Inc.	87,500	4,018,000
Prosperity Bancshares, Inc.	75,839	4,162,803
Signature Bank/New York*	58,800	6,964,859
SVB Financial Group*	56,914	6,291,273
Synovus Financial Corp.	138,000	4,489,140
TCF Financial Corp.	189,316	2,746,975
Trustmark Corp.	73,163	2,016,372
Umpqua Holdings Corp.	239,600	3,605,980
Valley National Bancorp	277,700	2,702,021
Webster Financial Corp.	100,872	3,834,145

		96,622,717

Capital Markets (3.5%)
CBOE Holdings, Inc.	89,245	5,787,538
Eaton Vance Corp.	123,775	4,833,414
FactSet Research Systems, Inc.	44,820	7,265,322
Federated Investors, Inc., Class B	104,275	3,089,668
Janus Capital Group, Inc.	156,534	2,193,041
MarketAxess Holdings, Inc.	41,000	6,789,190
MSCI, Inc.	103,263	8,667,897
Raymond James Financial, Inc.	138,344	8,053,004
SEI Investments Co.	149,480	6,817,783
Stifel Financial Corp.*	74,300	2,856,835
Waddell & Reed Financial, Inc., Class A	89,051	1,617,166
WisdomTree Investments, Inc.(x)	119,500	1,229,655

		59,200,513

Consumer Finance (0.2%)
SLM Corp.*	471,400	3,521,358

Insurance (4.8%)
Alleghany Corp.*	16,837	8,839,762
American Financial Group, Inc./Ohio	80,589	6,044,175
Aspen Insurance Holdings Ltd.	66,905	3,117,104
Brown & Brown, Inc.	126,141	4,756,777
CNO Financial Group, Inc.	197,100	3,009,717
Endurance Specialty Holdings Ltd.	71,000	4,646,950
Everest Reinsurance Group Ltd.	46,120	8,761,416
First American Financial Corp.	119,755	4,703,976
Genworth Financial, Inc., Class A*	537,500	2,666,000
Hanover Insurance Group, Inc.	47,014	3,545,796
Kemper Corp.	52,195	2,052,307
Mercury General Corp.	39,036	2,141,125
Old Republic International Corp.	266,387	4,693,739
Primerica, Inc.(x)	51,600	2,736,348
Reinsurance Group of America, Inc.	69,967	7,552,238
RenaissanceReinsurance Holdings Ltd.	45,000	5,407,200
W. R. Berkley Corp.	107,001	6,180,378

		80,855,008

Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	530,906	7,554,793
Washington Federal, Inc.	99,333	2,650,204

		10,204,997

Total Financials		250,404,593

Health Care (8.0%)
Biotechnology (0.3%)
United Therapeutics Corp.*	48,684	5,748,607

Health Care Equipment & Supplies (4.0%)
ABIOMED, Inc.*	44,200	5,683,236
Align Technology, Inc.*	82,100	7,696,875
Halyard Health, Inc.*	50,000	1,733,000
Hill-Rom Holdings, Inc.	65,909	4,085,040
IDEXX Laboratories, Inc.*	98,636	11,119,235
LivaNova plc*	49,000	2,945,390
NuVasive, Inc.*	54,700	3,646,302
ResMed, Inc.(x)	153,598	9,951,614
STERIS plc	94,520	6,909,412
Teleflex, Inc.	48,557	8,160,004
West Pharmaceutical Services, Inc.	80,300	5,982,350

		67,912,458

Health Care Providers & Services (2.0%)
Amsurg Corp.(x)*	60,700	4,069,935
Community Health Systems, Inc.(x)*	122,302	1,411,365
LifePoint Health, Inc.*	47,639	2,821,658
MEDNAX, Inc.*	101,444	6,720,665
Molina Healthcare, Inc.*	45,500	2,653,560
Owens & Minor, Inc.	67,398	2,340,733
Tenet Healthcare Corp.*	86,900	1,969,154
VCA, Inc.*	88,889	6,220,452
WellCare Health Plans, Inc.*	48,308	5,656,384

		33,863,906

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	201,500	2,653,755

Life Sciences Tools & Services (1.0%)
Bio-Rad Laboratories, Inc., Class A*	22,884	3,748,628
Bio-Techne Corp.	41,041	4,493,990
Charles River Laboratories International, Inc.*	51,650	4,304,511

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PAREXEL International Corp.*	58,000	$4,028,100

		16,575,229

Pharmaceuticals (0.5%)
Akorn, Inc.*	97,700	2,663,302
Catalent, Inc.*	136,200	3,519,408
Prestige Brands Holdings, Inc.*	58,100	2,804,487

		8,987,197

Total Health Care		135,741,152

Industrials (13.9%)
Aerospace & Defense (1.9%)
B/E Aerospace, Inc.	111,700	5,770,422
Curtiss-Wright Corp.	49,100	4,473,501
Esterline Technologies Corp.*	31,761	2,415,106
Huntington Ingalls Industries, Inc.	51,500	7,901,131
KLX, Inc.*	56,450	1,987,040
Orbital ATK, Inc.	63,921	4,872,698
Teledyne Technologies, Inc.*	37,800	4,079,754
Triumph Group, Inc.	53,201	1,483,244

		32,982,896

Airlines (0.4%)
JetBlue Airways Corp.*	351,656	6,062,549

Building Products (0.9%)
A.O. Smith Corp.	81,200	8,021,748
Lennox International, Inc.	42,664	6,699,528

		14,721,276

Commercial Services & Supplies (1.2%)
Clean Harbors, Inc.*	56,216	2,697,244
Copart, Inc.*	109,118	5,844,360
Deluxe Corp.	53,845	3,597,923
Herman Miller, Inc.	64,666	1,849,448
HNI Corp.	49,148	1,956,090
MSA Safety, Inc.	34,577	2,006,849
Rollins, Inc.	104,030	3,045,998

		20,997,912

Construction & Engineering (1.2%)
AECOM*	166,201	4,941,156
Dycom Industries, Inc.*	34,100	2,788,698
EMCOR Group, Inc.	67,000	3,994,540
Granite Construction, Inc.	42,993	2,138,472
KBR, Inc.	157,561	2,383,898
Valmont Industries, Inc.	24,437	3,288,487

		19,535,251

Electrical Equipment (0.7%)
EnerSys, Inc.	47,000	3,251,930
Hubbell, Inc.	57,207	6,163,482
Regal Beloit Corp.	49,129	2,922,684

		12,338,096

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	71,234	7,306,471

Machinery (4.7%)
AGCO Corp.	74,398	3,669,309
CLARCOR, Inc.	53,148	3,454,620
Crane Co.	54,410	3,428,374
Donaldson Co., Inc.	145,299	5,424,012
Graco, Inc.	60,275	4,460,350
IDEX Corp.	82,798	7,747,409
ITT, Inc.	97,980	3,511,603
Joy Global, Inc.	108,500	3,009,790
Kennametal, Inc.	85,860	2,491,657
Lincoln Electric Holdings, Inc.	68,241	4,273,251
Nordson Corp.	58,883	5,866,513
Oshkosh Corp.	80,821	4,525,976
Terex Corp.	120,152	3,053,062
Timken Co.	78,375	2,754,098
Toro Co.	120,200	5,630,168
Trinity Industries, Inc.	165,492	4,001,597
Wabtec Corp.(x)	98,606	8,051,181
Woodward, Inc.	60,285	3,766,607

		79,119,577

Marine (0.2%)
Kirby Corp.*	58,477	3,634,930

Professional Services (0.6%)
CEB, Inc.	34,388	1,873,114
FTI Consulting, Inc.*	45,757	2,038,932
ManpowerGroup, Inc.	74,816	5,406,204

		9,318,250

Road & Rail (1.0%)
Avis Budget Group, Inc.*	103,200	3,530,472
Genesee & Wyoming, Inc., Class A*	62,047	4,278,141
Landstar System, Inc.	45,867	3,122,625
Old Dominion Freight Line, Inc.*	76,900	5,276,109
Werner Enterprises, Inc.	48,726	1,133,854

		17,341,201

Trading Companies & Distributors (0.7%)
GATX Corp.(x)	45,816	2,041,103
MSC Industrial Direct Co., Inc., Class A	48,154	3,534,985
NOW, Inc.*	115,600	2,477,308
Watsco, Inc.	28,023	3,948,441

		12,001,837

Total Industrials		235,360,246

Information Technology (17.6%)
Communications Equipment (1.5%)
ARRIS International plc*	208,100	5,895,474
Brocade Communications Systems, Inc.	437,500	4,038,125
Ciena Corp.*	150,683	3,284,889
InterDigital, Inc.	37,636	2,980,771
NetScout Systems, Inc.*	100,400	2,936,700
Plantronics, Inc.	36,670	1,905,373
ViaSat, Inc.*	49,500	3,695,175

		24,736,507

Electronic Equipment, Instruments & Components (4.0%)
Arrow Electronics, Inc.*	100,055	6,400,518
Avnet, Inc.	140,962	5,787,900
Belden, Inc.	46,400	3,201,136
Cognex Corp.	92,400	4,884,264
Ingram Micro, Inc., Class A	165,279	5,893,849
IPG Photonics Corp.*	41,300	3,401,055
Jabil Circuit, Inc.	210,200	4,586,564
Keysight Technologies, Inc.*	186,800	5,919,692
Knowles Corp.(x)*	97,000	1,362,850
National Instruments Corp.	116,929	3,320,784
SYNNEX Corp.	31,800	3,628,698
Tech Data Corp.*	38,807	3,287,341
Trimble Navigation Ltd.*	275,770	7,875,990
VeriFone Systems, Inc.*	119,562	1,881,906
Vishay Intertechnology, Inc.(x)	146,620	2,065,876
Zebra Technologies Corp., Class A*	58,408	4,065,781

		67,564,204

Internet Software & Services (0.6%)
comScore, Inc.*	50,900	1,560,594
j2 Global, Inc.	53,200	3,543,652
Rackspace Hosting, Inc.*	119,214	3,777,892

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
WebMD Health Corp.(x)*	42,200	$2,097,340

		10,979,478

IT Services (3.9%)
Acxiom Corp.*	83,971	2,237,827
Broadridge Financial Solutions, Inc.	128,888	8,737,317
Computer Sciences Corp.	154,800	8,082,108
Convergys Corp.	103,864	3,159,543
CoreLogic, Inc.*	96,603	3,788,770
DST Systems, Inc.	36,078	4,254,318
Gartner, Inc.*	90,289	7,986,062
Jack Henry & Associates, Inc.	86,007	7,357,899
Leidos Holdings, Inc.	154,550	6,688,924
MAXIMUS, Inc.	71,100	4,021,416
NeuStar, Inc., Class A(x)*	60,795	1,616,539
Science Applications International Corp.	48,928	3,394,135
WEX, Inc.*	41,787	4,516,757

		65,841,615

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	801,900	5,541,130
Cirrus Logic, Inc.*	68,000	3,614,200
Cree, Inc.(x)*	110,352	2,838,253
Cypress Semiconductor Corp.(x)	355,400	4,321,664
Integrated Device Technology, Inc.*	144,541	3,338,897
Intersil Corp., Class A	149,242	3,272,877
Microsemi Corp.*	123,800	5,197,124
Monolithic Power Systems, Inc.(x)	40,300	3,244,150
Silicon Laboratories, Inc.*	45,350	2,666,580
Synaptics, Inc.*	40,600	2,378,348
Teradyne, Inc.	220,500	4,758,390

		41,171,613

Software (4.5%)
ACI Worldwide, Inc.*	127,240	2,465,911
ANSYS, Inc.*	96,323	8,920,473
Cadence Design Systems, Inc.*	318,980	8,143,559
CDK Global, Inc.	163,800	9,395,568
CommVault Systems, Inc.*	44,940	2,387,662
Fair Isaac Corp.	33,884	4,221,608
Fortinet, Inc.*	160,080	5,911,754
Manhattan Associates, Inc.*	78,700	4,534,694
Mentor Graphics Corp.	118,086	3,122,194
PTC, Inc.*	125,847	5,576,281
Synopsys, Inc.*	166,159	9,861,536
Tyler Technologies, Inc.*	36,500	6,249,895
Ultimate Software Group, Inc.*	31,700	6,479,163

		77,270,298

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.(x)*	114,720	2,059,224
Diebold, Inc.	83,263	2,064,090
Lexmark International, Inc., Class A	68,894	2,753,004
NCR Corp.*	134,430	4,327,302

		11,203,620

Total Information Technology		298,767,335

Materials (7.1%)
Chemicals (3.0%)
Ashland Global Holdings, Inc.	68,180	7,905,471
Cabot Corp.	68,445	3,587,202
Minerals Technologies, Inc.	37,389	2,643,028
NewMarket Corp.	10,118	4,343,860
Olin Corp.	179,282	3,678,867
PolyOne Corp.	91,600	3,096,996
RPM International, Inc.	145,532	7,817,979
Scotts Miracle-Gro Co., Class A	49,665	4,135,605
Sensient Technologies Corp.	49,502	3,752,252
Valspar Corp.	79,875	8,472,341

		49,433,601

Construction Materials (0.2%)
Eagle Materials, Inc.	52,754	4,077,884

Containers & Packaging (1.7%)
AptarGroup, Inc.	68,480	5,301,037
Bemis Co., Inc.	103,400	5,274,434
Greif, Inc., Class A	28,390	1,407,860
Packaging Corp. of America	103,129	8,380,262
Silgan Holdings, Inc.	43,971	2,224,493
Sonoco Products Co.	110,012	5,811,934

		28,400,020

Metals & Mining (1.9%)
Allegheny Technologies, Inc.(x)	116,400	2,103,348
Carpenter Technology Corp.	51,096	2,108,221
Commercial Metals Co.	124,063	2,008,580
Compass Minerals International, Inc.(x)	37,269	2,746,725
Reliance Steel & Aluminum Co.	79,531	5,728,618
Royal Gold, Inc.	70,805	5,482,431
Steel Dynamics, Inc.	266,823	6,667,907
United States Steel Corp.	186,800	3,523,048
Worthington Industries, Inc.	48,510	2,329,935

		32,698,813

Paper & Forest Products (0.3%)
Domtar Corp.	67,730	2,514,815
Louisiana-Pacific Corp.*	157,966	2,974,500

		5,489,315

Total Materials		120,099,633

Real Estate (11.7%)
Equity Real Estate Investment Trusts (REITs) (11.3%)
Alexandria Real Estate Equities, Inc. (REIT)	85,021	9,247,733
American Campus Communities, Inc. (REIT)	142,866	7,267,593
Camden Property Trust (REIT)	96,411	8,073,457
Care Capital Properties, Inc. (REIT)	92,900	2,647,650
Communications Sales & Leasing, Inc. (REIT)	149,860	4,707,103
Corporate Office Properties Trust (REIT)	104,302	2,956,962
Corrections Corp. of America (REIT)	129,131	1,791,047
DCT Industrial Trust, Inc. (REIT)	99,700	4,840,435
Douglas Emmett, Inc. (REIT)	158,400	5,802,192
Duke Realty Corp. (REIT)	386,338	10,558,617
Education Realty Trust, Inc. (REIT)	79,600	3,433,944
EPR Properties (REIT)	69,400	5,464,556
Equity One, Inc. (REIT)	99,739	3,053,011
First Industrial Realty Trust, Inc. (REIT)	128,000	3,612,160
Healthcare Realty Trust, Inc. (REIT)	128,200	4,366,492
Highwoods Properties, Inc. (REIT)	108,866	5,674,096
Hospitality Properties Trust (REIT)	181,398	5,391,149
Kilroy Realty Corp. (REIT)	101,290	7,024,462
Lamar Advertising Co. (REIT), Class A	90,711	5,924,335
LaSalle Hotel Properties (REIT)	124,100	2,962,267
Liberty Property Trust (REIT)	160,029	6,457,170
Life Storage, Inc. (REIT)	50,300	4,473,682
Mack-Cali Realty Corp. (REIT)	98,948	2,693,365
Medical Properties Trust, Inc. (REIT)	321,200	4,744,124
Mid-America Apartment Communities, Inc. (REIT)	82,300	7,735,377

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
National Retail Properties, Inc. (REIT)	162,040	$8,239,734
Omega Healthcare Investors, Inc. (REIT)	211,050	7,481,723
Post Properties, Inc. (REIT)	58,900	3,895,057
Potlatch Corp. (REIT)	44,448	1,728,583
Rayonier, Inc. (REIT)	134,885	3,579,848
Regency Centers Corp. (REIT)	114,069	8,839,206
Senior Housing Properties Trust (REIT)	260,475	5,915,387
Tanger Factory Outlet Centers, Inc. (REIT)	106,300	4,141,448
Taubman Centers, Inc. (REIT)	65,979	4,909,497
Urban Edge Properties (REIT)	101,900	2,867,466
Washington Prime Group, Inc. (REIT)	199,589	2,470,912
Weingarten Realty Investors (REIT)	129,957	5,065,724

		190,037,564

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.	49,611	1,906,055
Jones Lang LaSalle, Inc.	49,581	5,641,822

		7,547,877

Total Real Estate		197,585,441

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	103,885	2,823,594

Total Telecommunication Services		2,823,594

Utilities (5.5%)
Electric Utilities (1.9%)
Great Plains Energy, Inc.	226,811	6,189,672
Hawaiian Electric Industries, Inc.	117,163	3,497,316
IDACORP, Inc.	54,709	4,282,621
OGE Energy Corp.	219,449	6,938,977
PNM Resources, Inc.	87,415	2,860,219
Westar Energy, Inc.	154,382	8,761,178

		32,529,983

Gas Utilities (2.1%)
Atmos Energy Corp.	114,456	8,523,538
National Fuel Gas Co.	92,770	5,016,074
New Jersey Resources Corp.	94,300	3,098,698
ONE Gas, Inc.	57,100	3,531,064
Southwest Gas Corp.	52,200	3,646,692
UGI Corp.	190,855	8,634,281
WGL Holdings, Inc.	56,620	3,550,074

		36,000,421

Independent Power and Renewable Electricity Producers (0.1%)
Talen Energy Corp.*	94,000	1,301,900

Multi-Utilities (1.0%)
Black Hills Corp.(x)	57,962	3,548,434
MDU Resources Group, Inc.	214,361	5,453,344
NorthWestern Corp.	52,600	3,026,078
Vectren Corp.	90,542	4,545,208

		16,573,064

Water Utilities (0.4%)
Aqua America, Inc.	194,930	5,941,466

Total Utilities		92,346,834

Total Common Stocks (98.3%) (Cost $1,098,627,447)		1,662,530,315

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills 0.36%, 3/2/17(p)#	$2,115,000	2,111,784

	Number of Shares	Value (Note 1)
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	25,111,074	25,111,074

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Repurchase Agreements (4.9%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $9,900,578, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $10,098,000.(xx)	9,900,000	9,900,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $8,100,338, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19-3/16/26; total market value $8,262,005.(xx)	8,100,000	8,100,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $5,000,196, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45;total market value $5,100,054.(xx)	5,000,000	5,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $7,122,380, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $7,264,566.(xx)	7,122,113	7,122,113
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $11,500,623, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $11,730,636.(xx)	11,500,000	11,500,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $4,000,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $4,080,000.(xx)	4,000,000	4,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $4,500,131, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $4,590,000.(xx)	4,500,000	4,500,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $8,000,327, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46;total market value $8,160,000.(xx)	8,000,000	8,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $7,131,733, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $7,274,236.(xx)	7,131,460	7,131,460
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $11,000,596, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $11,220,226.(xx)	11,000,000	11,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $2,000,140, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $2,040,001.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		83,253,573

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Value (Note 1)
Total Short-Term Investments (6.5%) (Cost $110,476,075)	$110,476,431

Total Investments (104.8%) (Cost $1,209,103,522)	1,773,006,746
Other Assets Less Liabilities (-4.8%)	(81,167,022)

Net Assets (100%)	$1,691,839,724

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,111,784.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $81,368,520. This was secured by collateral of $ 83,253,573 which was received as cash and subsequently invested in short-term investments currently valued at $83,253,573, as reported in the Portfolio of Investments.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	205	December-16	$31,624,218	$31,766,800	$142,582

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$194,393,004	$—	$—	$194,393,004
Consumer Staples	70,417,387	—	—	70,417,387
Energy	64,591,096	—	—	64,591,096
Financials	250,404,593	—	—	250,404,593
Health Care	135,741,152	—	—	135,741,152
Industrials	235,360,246	—	—	235,360,246
Information Technology	298,767,335	—	—	298,767,335
Materials	120,099,633	—	—	120,099,633
Real Estate	197,585,441	—	—	197,585,441
Telecommunication Services	2,823,594	—	—	2,823,594
Utilities	92,346,834	—	—	92,346,834
Futures	142,582	—	—	142,582
Short-Term Investments
Government Securities	—	2,111,784	—	2,111,784
Investment Companies	25,111,074	—	—	25,111,074
Repurchase Agreements	—	83,253,573	—	83,253,573

Total Assets	$1,687,783,971	$85,365,357	$—	$1,773,149,328

Total Liabilities	$—	$—	$—	$—

Total	$1,687,783,971	$85,365,357	$—	$1,773,149,328

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$637,932,055
Aggregate gross unrealized depreciation	(75,084,540)

Net unrealized appreciation	$562,847,515

Federal income tax cost of investments	$1,210,159,231

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Government Securities (99.9%)
Federal Farm Credit Bank (3.0%)
0.15%, 10/3/16(o)(p)	$25,000,000	$24,999,791
0.61%, 1/25/17(o)(p)	15,000,000	14,970,517

		39,970,308

Federal Home Loan Bank (50.3%)
0.10%, 10/3/16(o)(p)	68,000,000	67,999,622
0.29%, 10/5/16(o)(p)	230,000,000	229,992,717
0.40%, 10/19/16(o)(p)	60,000,000	59,988,150
0.30%, 11/2/16(o)(p)	25,000,000	24,993,334
0.34%, 11/23/16(o)(p)	20,000,000	19,990,136
0.34%, 11/30/16(o)(p)	30,000,000	29,983,000
0.35%, 12/7/16(o)(p)	25,000,000	24,983,715
0.28%, 12/23/16(o)(p)	98,585,000	98,521,358
0.29%, 12/28/16(o)(p)	115,500,000	115,417,276

		671,869,308

Federal Home Loan Mortgage Corp. (9.4%)
0.34%, 12/21/16(o)(p)	31,000,000	30,976,285
0.44%, 1/20/17(o)(p)	93,840,000	93,712,014

		124,688,299

Federal National Mortgage Association (11.2%)
0.16%, 10/3/16(o)(p)	150,000,000	149,998,667

U.S. Treasury Bills (18.7%)
0.29%, 11/17/16(p)	100,000,000	99,962,792
0.31%, 11/25/16(p)	150,000,000	149,930,104

		249,892,896

U.S. Treasury Notes (7.3%)
0.29%, 10/31/16(p)	59,000,000	59,003,759
0.33%, 11/30/16(p)	38,000,000	38,150,782

		97,154,541

Total Investments (99.9%) (Amortized Cost $1,333,574,019)		1,333,574,019
Other Assets Less Liabilities (0.1%)		1,666,451

Net Assets (100%)		$1,335,240,470

Federal Income Tax Cost of Investments		$1,333,574,019

(o)	Discount Note Security. Effective rate calculated as of September 30, 2016.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Government Securities	$—	$1,333,574,019	$—	$1,333,574,019

Total Assets	$—	$1,333,574,019	$—	$1,333,574,019

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,333,574,019	$—	$1,333,574,019

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.4%)
Automobiles (4.4%)
Tesla Motors, Inc.(x)*	186,368	$38,024,663

Hotels, Restaurants & Leisure (6.6%)
Chipotle Mexican Grill, Inc.*	10,109	4,281,161
Dunkin’ Brands Group, Inc.	601,196	31,310,288
Marriott International, Inc., Class A	314,415	21,169,562

		56,761,011

Internet & Direct Marketing Retail (1.6%)
TripAdvisor, Inc.(x)*	67,400	4,258,332
Zalando SE*§	223,863	9,340,540

		13,598,872

Multiline Retail (1.0%)
Dollar Tree, Inc.*	106,944	8,441,090

Textiles, Apparel & Luxury Goods (3.8%)
lululemon athletica, Inc.(x)*	133,835	8,161,258
Michael Kors Holdings Ltd.*	345,700	16,175,303
Under Armour, Inc., Class C*	254,014	8,600,914

		32,937,475

Total Consumer Discretionary		149,763,111

Consumer Staples (3.2%)
Food Products (3.2%)
Mead Johnson Nutrition Co.	351,330	27,758,583

Total Consumer Staples		27,758,583

Financials (9.1%)
Capital Markets (8.5%)
Affiliated Managers Group, Inc.*	49,740	7,197,378
MSCI, Inc.	280,200	23,519,988
S&P Global, Inc.	339,679	42,989,774

		73,707,140

Consumer Finance (0.6%)
LendingClub Corp.(x)*	857,413	5,298,813

Total Financials		79,005,953

Health Care (21.2%)
Biotechnology (1.1%)
Alnylam Pharmaceuticals, Inc.*	57,749	3,914,227
Intrexon Corp.(x)*	123,354	3,456,379
Juno Therapeutics, Inc.(x)*	54,365	1,631,494

		9,002,100

Health Care Equipment & Supplies (6.5%)
DexCom, Inc.*	140,426	12,309,743
Intuitive Surgical, Inc.*	60,683	43,984,859

		56,294,602

Health Care Technology (4.5%)
athenahealth, Inc.(x)*	307,941	38,837,519

Life Sciences Tools & Services (6.1%)
Illumina, Inc.*	290,637	52,797,117

Pharmaceuticals (3.0%)
Zoetis, Inc.	497,277	25,863,377

Total Health Care		182,794,715

Industrials (9.3%)
Aerospace & Defense (1.7%)
TransDigm Group, Inc.*	50,266	14,532,906

Air Freight & Logistics (0.6%)
XPO Logistics, Inc.(x)*	134,909	4,947,113

Professional Services (6.1%)
IHS Markit Ltd.*	608,086	22,833,629
Verisk Analytics, Inc.*	371,497	30,195,276

		53,028,905

Trading Companies & Distributors (0.9%)
Fastenal Co.	184,882	7,724,370

Total Industrials		80,233,294

Information Technology (33.7%)
Communications Equipment (0.9%)
Palo Alto Networks, Inc.*	48,644	7,750,449

Internet Software & Services (12.3%)
LinkedIn Corp., Class A*	44,348	8,475,790
MercadoLibre, Inc.	94,541	17,487,249
Pandora Media, Inc.*	507,652	7,274,653
Twitter, Inc.*	1,372,937	31,646,198
Yelp, Inc.*	170,083	7,092,461
Zillow Group, Inc., Class A(x)*	324,625	11,183,331
Zillow Group, Inc., Class C(x)*	649,250	22,496,512

		105,656,194

IT Services (4.4%)
FleetCor Technologies, Inc.*	166,909	28,997,101
Gartner, Inc.*	99,076	8,763,272

		37,760,373

Semiconductors & Semiconductor Equipment (0.9%)
NVIDIA Corp.	115,161	7,890,832

Software (14.8%)
Atlassian Corp. plc, Class A(x)*	152,808	4,579,656
FireEye, Inc.(x)*	251,672	3,707,129
Mobileye N.V.*	119,522	5,088,051
NetSuite, Inc.*	95,253	10,543,555
ServiceNow, Inc.*	334,962	26,512,242
Splunk, Inc.*	446,403	26,194,928
Tableau Software, Inc., Class A*	111,045	6,137,457
Workday, Inc., Class A*	487,367	44,686,680

		127,449,698

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	145,779	2,616,733
Stratasys Ltd.*	50,679	1,220,857

		3,837,590

Total Information Technology		290,345,136

Total Common Stocks (93.9%) (Cost $642,920,284)		809,900,792

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc.
0.000%(b)*†	1,405,653	$—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

SHORT-TERM INVESTMENTS:
Investment Company (3.8%)
JPMorgan Prime Money Market Fund, IM Shares	32,892,472	32,892,472

	Principal Amount	Value (Note 1)
Repurchase Agreements (14.2%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $3,909,147, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $3,987,181.(xx)	$3,909,000	3,909,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $16,900,986, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $17,238,001.(xx)	16,900,000	16,900,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $11,700,488, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $11,934,007.(xx)	11,700,000	11,700,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $2,000,078, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $2,040,022.(xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $8,324,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $8,490,227.(xx)	8,323,738	8,323,738
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $22,001,192, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $22,441,217.(xx)	22,000,000	22,000,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $15,650,652, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $15,963,000.(xx)	$15,650,000	$15,650,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $12,000,350, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $12,240,000.(xx)	12,000,000	12,000,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $2,000,082, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $3,350,128, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $3,417,069.(xx)	3,350,000	3,350,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $3,000,163, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $3,060,062.(xx)	3,000,000	3,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $6,000,420, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $6,120,003.(xx)	6,000,000	6,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $15,001,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $15,300,004.(xx)	15,000,000	15,000,000

Total Repurchase Agreements		121,832,738

Total Short-Term Investments (18.0%) (Cost $154,725,210)		154,725,210

Total Investments (111.9%) (Cost $801,159,625)		964,626,002
Other Assets Less Liabilities (-11.9%)		(102,826,377)

Net Assets (100%)		$861,799,625

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $9,340,540 or 1.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $129,588,997. This was secured by collateral of $121,832,738 which was received as cash and subsequently invested in short-term investments currently valued at $121,832,738, as reported in the Portfolio of Investments, and $10,895,411 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/6/16-5/15/46.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$140,422,572	$9,340,539	$—		$149,763,111
Consumer Staples	27,758,583	—	—		27,758,583
Financials	79,005,953	—	—		79,005,953
Health Care	182,794,715	—	—		182,794,715
Industrials	80,233,294	—	—		80,233,294
Information Technology	290,345,136	—	—		290,345,136
Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	32,892,472	—	—		32,892,472
Repurchase Agreements	—	121,832,738	—		121,832,738

Total Assets	$833,452,725	$131,173,277	$—		$964,626,002

Total Liabilities	$—	$—	$—		$—

Total	$833,452,725	$131,173,277	$—		$964,626,002

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,864,082
Aggregate gross unrealized depreciation	(90,413,662)

Net unrealized appreciation	$163,450,420

Federal income tax cost of investments	$801,175,582

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.2%)
Embraer S.A. (ADR)	23,666	$408,475

China (1.3%)
JD.com, Inc. (ADR)(x)*	91,446	2,385,826

Denmark (0.3%)
FLSmidth & Co. A/S	16,716	628,762

France (8.0%)
Airbus Group SE	74,629	4,514,217
Kering	14,834	2,989,198
LVMH Moet Hennessy Louis Vuitton SE	24,261	4,135,962
Societe Generale S.A.	56,884	1,963,101
Technip S.A.	29,563	1,815,569

		15,418,047

Germany (8.8%)
Allianz SE (Registered)	20,991	3,115,753
Bayer AG (Registered)	24,502	2,461,077
Bayerische Motoren Werke (BMW) AG (Preference)(q)	45,458	3,350,972
Linde AG	11,493	1,953,180
SAP SE	52,181	4,747,846
Siemens AG (Registered)	10,571	1,237,473

		16,866,301

India (3.8%)
DLF Ltd.	1,423,817	3,144,525
ICICI Bank Ltd. (ADR)	317,055	2,368,401
Zee Entertainment Enterprises Ltd.	210,363	1,730,552

		7,243,478

Italy (1.2%)
Banca Monte dei Paschi di Siena S.p.A.*	465,786	97,494
Brunello Cucinelli S.p.A.(x)	35,129	682,825
Prysmian S.p.A.	40,234	1,054,273
Tod’s S.p.A.(x)	9,312	491,648

		2,326,240

Japan (14.3%)
Dai-ichi Life Holdings, Inc.	161,763	2,220,244
FANUC Corp.	8,382	1,418,627
KDDI Corp.(x)	111,447	3,429,510
Keyence Corp.	5,989	4,358,897
Kyocera Corp.	49,940	2,395,858
Murata Manufacturing Co., Ltd.	36,417	4,750,016
Nidec Corp.	43,664	4,017,136
Nintendo Co., Ltd.	4,300	1,137,807
Rakuten, Inc.	71,900	935,283
Sumitomo Mitsui Financial Group, Inc.	40,444	1,363,082
Suzuki Motor Corp.	43,600	1,459,589

		27,486,049

Spain (3.6%)
Banco Bilbao Vizcaya Argentaria S.A.	236,943	1,432,526
Industria de Diseno Textil S.A.	116,394	4,314,790
Repsol S.A.	87,483	1,187,275

		6,934,591

Sweden (1.6%)
Assa Abloy AB, Class B	143,677	2,917,322
Telefonaktiebolaget LM Ericsson, Class B	20,414	147,328

		3,064,650

Switzerland (4.0%)
Credit Suisse Group AG (Registered)*	51,175	669,515
Nestle S.A. (Registered)	22,320	1,758,674
Roche Holding AG	7,146	1,770,322
UBS Group AG (Registered)	255,237	3,465,778

		7,664,289

United Kingdom (3.8%)
Circassia Pharmaceuticals plc*	310,638	380,489
Earthport plc*	852,230	160,329
Prudential plc	179,238	3,181,202
Unilever plc	76,758	3,638,868

		7,360,888

United States (47.5%)
3M Co.	17,777	3,132,841
ACADIA Pharmaceuticals, Inc.*	48,110	1,530,379
Adobe Systems, Inc.*	30,350	3,294,189
Aetna, Inc.	47,462	5,479,488
Alphabet, Inc., Class A*	6,097	4,902,354
Alphabet, Inc., Class C*	6,319	4,911,696
Anthem, Inc.	25,555	3,202,297
Biogen, Inc.*	7,330	2,294,510
BioMarin Pharmaceutical, Inc.*	16,330	1,510,852
Bluebird Bio, Inc.(x)*	8,590	582,230
Citigroup, Inc.	93,826	4,431,402
Colgate-Palmolive Co.	67,083	4,973,534
eBay, Inc.*	40,167	1,321,494
Emerson Electric Co.	29,438	1,604,665
Facebook, Inc., Class A*	35,115	4,504,201
FNF Group	46,278	1,708,121
Gilead Sciences, Inc.	26,645	2,108,152
Goldman Sachs Group, Inc.	15,328	2,471,947
International Game Technology plc (Italian Stock Exchange)	19,600	477,848
International Game Technology plc (New York Stock Exchange)	43,669	1,064,650
Intuit, Inc.	40,155	4,417,452
Ionis Pharmaceuticals, Inc.(x)*	23,900	875,696
MacroGenics, Inc.*	32,830	981,945
Maxim Integrated Products, Inc.	102,359	4,087,195
PayPal Holdings, Inc.*	56,507	2,315,092
S&P Global, Inc.	55,724	7,052,429
Sage Therapeutics, Inc.(x)*	19,210	884,620
Shire plc	19,578	1,265,421
Tiffany & Co.(x)	31,722	2,303,969
Twitter, Inc.*	76,660	1,767,013
United Parcel Service, Inc., Class B	27,818	3,042,176
Vertex Pharmaceuticals, Inc.*	5,788	504,771
Walt Disney Co.	37,757	3,506,115
Zimmer Biomet Holdings, Inc.	21,936	2,852,119

		91,362,863

Total Common Stocks (98.4%) (Cost $142,836,699)		189,150,459

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd.,
6.000%
(Cost $—)	357,569	50,751

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	2,178,062	2,178,062

See Notes to Portfolio of Investments.

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EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.4%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $750,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $765,000.(xx)	$750,000	$750,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $1,200,070, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $1,224,000.(xx)	1,200,000	1,200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $700,029, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $714,000.(xx)	700,000	700,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $447,552, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $456,487.(xx)	447,535	447,535
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $1,500,081, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $1,530,083.(xx)	1,500,000	1,500,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $600,018, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36- 11/15/44; total market value $612,000.(xx)	600,000	600,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $200,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $204,004.(xx)	200,000	200,000

Total Repurchase Agreements		8,397,535

Total Short-Term Investments (5.5%) (Cost $10,575,597)		10,575,597

Total Investments (103.9%) (Cost $153,412,296)		199,776,807
Other Assets Less Liabilities (-3.9%)		(7,500,786)

Net Assets (100%)		$192,276,021

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $8,119,635. This was secured by collateral of $8,397,535 which was received as cash and subsequently invested in short-term investments currently valued at $8,397,535, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

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EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

	Market Value	% of Net Assets
Consumer Discretionary	$29,879,977	15.5%
Consumer Staples	10,371,075	5.4
Energy	3,002,843	1.6
Financials	35,540,996	18.5
Health Care	28,684,369	14.9
Industrials	23,975,969	12.5
Information Technology	49,218,766	25.6
Investment Company	2,178,062	1.1
Materials	1,953,180	1.0
Real Estate	3,144,525	1.6
Repurchase Agreements	8,397,535	4.4
Telecommunication Services	3,429,510	1.8
Cash and Other	(7,500,786)	(3.9)

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,738,408	$20,090,818	$—	$29,829,226
Consumer Staples	4,973,533	5,397,542	—	10,371,075
Energy	—	3,002,843	—	3,002,843
Financials	18,032,300	17,508,696	—	35,540,996
Health Care	22,807,060	5,877,309	—	28,684,369
Industrials	8,188,158	15,787,811	—	23,975,969
Information Technology	31,520,685	17,698,081	—	49,218,766
Materials	—	1,953,180	—	1,953,180
Real Estate	—	3,144,525	—	3,144,525
Telecommunication Services	—	3,429,510	—	3,429,510
Preferred Stocks
Consumer Discretionary	—	50,751	—	50,751
Short-Term Investments
Investment Companies	2,178,062	—	—	2,178,062
Repurchase Agreements	—	8,397,535	—	8,397,535

Total Assets	$97,438,206	$102,338,601	$—	$199,776,807

Total Liabilities	$—	$—	$—	$—

Total	$97,438,206	$102,338,601	$—	$199,776,807

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,623,263
Aggregate gross unrealized depreciation	(7,993,078)

Net unrealized appreciation	$45,630,185

Federal income tax cost of investments	$154,146,622

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.2%)
Asset-Backed Securities (6.1%)
Ares XXV CLO Ltd.,
Series 2012-3A AR
1.768%, 1/17/24(b)(l)§		$300,000	$300,001
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR
1.926%, 4/20/22(l)§		200,587	200,556
CIFC Funding Ltd.,
Series 2012-1A A1R2
1.920%, 8/14/24(l)§		300,000	299,998
Series 2012-2A A1R
2.185%, 12/5/24(l)§		200,000	199,985
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE1 M3
1.500%, 5/25/35(l)		158,997	155,884
Cordatus CLO I plc,
Series 2006-1X A2
0.815%, 1/30/24(b)(l)(m)	GBP	56,820	72,809
Cordatus CLO II plc,
Series 2007-1X A1F
0.042%, 7/25/24(l)(m)	EUR	198,596	221,245
Series 2007-1X A2
0.844%, 7/25/24(b)(l)(m)	GBP	81,864	103,983
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.575%, 9/25/34(l)		$121,154	113,529
Denali Capital CLO VII Ltd.,
Series 2007-1A A1L
0.932%, 1/22/22(l)§		361,566	355,464
Highlander Euro CDO III B.V.,
Series 2007-3A A
0.000%, 5/1/23(l)§	EUR	125,722	140,206
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
0.685%, 5/25/37(l)		$137,212	127,173
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1 A1
0.685%, 5/25/36(l)		39,627	38,315
Series 2006-NC1 A1
0.694%, 4/25/36(l)		63,275	59,001
Series 2006-NC1 A4
0.694%, 4/25/36(l)		172,100	169,657
Series 2007-CH2 AV1
0.685%, 1/25/37(l)		49,420	47,998
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1 M5
0.915%, 8/25/36(l)		200,000	173,145
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
0.995%, 1/25/36(l)		200,000	180,499
Option One Mortgage Loan Trust,
Series 2004-3 M2
1.380%, 11/25/34(l)		29,574	26,271
Penta Clo 2 B.V.,
Series 2015-2A ANV
1.300%, 8/4/28(b)(l)§	EUR	250,000	281,643
RAAC Trust,
Series 2007-SP3 A1
1.725%, 9/25/47(l)		$57,016	54,571
RAMP Trust,
Series 2006-RZ4 A2
0.705%, 10/25/36(l)		109,222	108,100
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-WF2 A1
1.525%, 8/25/37(l)		53,919	49,806
Symphony CLO VIII LP,
Series 2012-8AR AR
1.574%, 1/9/23(l)§		232,888	232,679
VOLT XLI LLC,
Series 2016-NPL1 A1
4.250%, 2/26/46(e)§		251,261	253,497
Voya CLO Ltd.,
Series 2012-2AR AR
1.980%, 10/15/22(l)§		100,000	99,900

			4,065,915

Non-Agency CMO (2.1%)
Alternative Loan Trust,
Series 2004-18CB 4A1
5.500%, 9/25/34		92,212	93,735
Citigroup Mortgage Loan Trust, Inc.,
Series 2009-6 4A1
3.015%, 4/25/37(l)§		12,159	12,135
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2005 - AR6 2A1A
0.821%, 10/19/45(l)		105,849	93,851
GSR Mortgage Loan Trust,
Series 2004-12 3A6
3.036%, 12/25/34(l)		31,991	31,770
Series 2005-AR4 6A1
3.202%, 7/25/35(l)		177,715	177,334
Hercules Eclipse plc,
Series 2006-4 A
0.764%, 10/25/18(l)(m)	GBP	22,934	29,260
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
2.960%, 4/25/35(l)		$59,524	59,262
Lehman Mortgage Trust,
Series 2005-3 4A1
5.404%, 1/25/36(l)		42,074	39,885
Morgan Stanley Capital I, Inc.,
Series 2007-IQ16 A4
5.809%, 12/12/49		73,609	75,616
Sequoia Mortgage Trust,
Series 6 A
1.171%, 4/19/27(l)		319,540	301,127
Thornburg Mortgage Securities Trust,
Series 2007-4 2A1
2.648%, 9/25/37(l)		222,656	216,973
Trinity Square plc,
Series 2015-1A A
1.678%, 7/15/51(l)§	GBP	180,819	234,361

			1,365,309

Total Asset-Backed and Mortgage-Backed Securities			5,431,224

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Corporate Bonds (5.1%)
Consumer Discretionary (0.2%)
Media (0.2%)
RELX Investments plc
5.625%, 10/20/16	GBP	100,000	$129,809

Total Consumer Discretionary			129,809

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Petrobras Global Finance B.V.
8.375%, 5/23/21		$200,000	218,210
Sabine Pass LNG LP
7.500%, 11/30/16		200,000	200,700

Total Energy			418,910

Financials (2.4%)
Banks (0.6%)
JPMorgan Chase & Co.
1.265%, 4/25/18(l)		180,000	179,934
Lloyds Bank plc
1.750%, 5/14/18		100,000	100,025
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/17	DKK	200,000	30,427
2.000%, 10/1/17		200,000	30,823
Santander Holdings USA, Inc.
2.275%, 11/24/17(l)		$100,000	100,839

			442,048

Capital Markets (0.6%)
Goldman Sachs Group, Inc.
2.050%, 9/15/20(l)		200,000	201,000
3.500%, 1/23/25		100,000	103,387
ING Bank N.V.
2.625%, 12/5/22§		100,000	103,662

			408,049

Consumer Finance (0.5%)
Ally Financial, Inc.
5.500%, 2/15/17		200,000	202,500
Volkswagen Bank GmbH
0.112%, 11/27/17(b)(l)(m)	EUR	100,000	112,398

			314,898

Thrifts & Mortgage Finance (0.7%)
BRFkredit A/S
2.000%, 10/1/17	DKK	200,000	30,863
Nykredit Realkredit A/S
1.000%, 7/1/17		200,000	30,456
1.000%, 10/1/17		900,000	137,827
2.000%, 10/1/17		400,000	61,715
Realkredit Danmark A/S
1.000%, 1/1/17		400,000	60,537
1.000%, 4/1/17		300,000	45,551
2.000%, 4/1/17		400,000	61,031
2.000%, 1/1/18		100,000	15,510

			443,490

Total Financials			1,608,485

Health Care (1.2%)
Health Care Equipment & Supplies (0.6%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18		$400,000	402,199

Pharmaceuticals (0.6%)
Actavis Funding SCS
1.850%, 3/1/17		100,000	100,256
1.925%, 3/12/18(l)		100,000	100,856
2.350%, 3/12/18		100,000	100,944
3.450%, 3/15/22		100,000	105,219

			407,275

Total Health Care			809,474

Information Technology (0.1%)
Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
2.450%, 10/5/17§		50,000	50,376

Total Information Technology			50,376

Real Estate (0.2%)
Real Estate Management & Development (0.2%)
Vonovia Finance B.V.
3.200%, 10/2/17(b)(m)		100,000	101,111

Total Real Estate			101,111

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Altice Financing S.A.
5.250%, 2/15/23§	EUR	200,000	232,691

Total Telecommunication Services			232,691

Total Corporate Bonds			3,350,856

Government Securities (132.5%)
Agency CMO (5.2%)
Federal National Mortgage Association
3.500%, 10/25/46 TBA		$1,000,000	1,055,313
3.000%, 11/25/46 TBA		2,000,000	2,074,531
Government National Mortgage Association
1.362%, 8/20/66(l)		299,703	303,704

			3,433,548

Foreign Governments (75.6%)
Australia Government Bond
1.250%, 2/21/22(m)	AUD	200,000	174,970
3.000%, 9/20/25(m)		500,000	553,807
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	100,000	116,221
Canadian Government Bond
4.250%, 12/1/21	CAD	2,264,840	2,143,678
Canadian Government Real Return Bond
1.500%, 12/1/44		144,928	150,061
1.250%, 12/1/47		522,645	526,164
Denmark Government Bond
0.100%, 11/15/23	DKK	6,376,452	1,038,373
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 4/15/20(b)(m)	EUR	328,245	409,645
0.100%, 4/15/26		483,134	610,277
0.100%, 4/15/46(m)		70,986	103,142
Federal Republic of Germany
0.500%, 4/15/30(b)(m)		282,576	387,168
Federative Republic of Brazil
(Zero Coupon), 1/1/17	BRL	4,800,000	1,428,506
(Zero Coupon), 4/1/17		4,700,000	1,357,065
France Government Bond OAT
0.250%, 7/25/18(m)	EUR	3,759,985	4,369,585
2.250%, 7/25/20(b)(m)		743,425	956,195

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
0.100%, 7/25/21(m)(z)	EUR	375,069	$450,006
1.100%, 7/25/22(m)		451,870	580,480
0.250%, 7/25/24(m)		101,457	126,644
1.850%, 7/25/27(b)(m)		800,745	1,182,073
0.700%, 7/25/30(m)(z)		200,348	272,832
1.800%, 7/25/40(m)		480,409	849,441
Italy Buoni Poliennali Del Tesoro
1.700%, 9/15/18		716,880	843,986
2.350%, 9/15/19		995,040	1,217,674
2.350%, 9/15/24(m)		1,094,033	1,439,752
3.100%, 9/15/26		423,668	602,110
1.250%, 9/15/32(m)		199,534	244,999
2.550%, 9/15/41(m)		390,647	591,933
Japanese Government CPI Linked Bond
0.100%, 3/10/25	JPY	79,680,000	826,939
0.100%, 3/10/26		199,086,000	2,072,053
Japanese Treasury Bills
(Zero Coupon), 10/11/16		40,000,000	394,444
(Zero Coupon), 10/17/16		70,000,000	690,301
(Zero Coupon), 10/31/16		50,000,000	493,121
(Zero Coupon), 12/19/16		70,000,000	690,752
(Zero Coupon), 1/10/17		100,000,000	987,128
Kingdom of Spain
0.550%, 11/30/19(m)	EUR	640,064	746,906
1.800%, 11/30/24(m)		240,024	312,012
Kingdom of Sweden
0.126%, 6/1/26	SEK	403,791	54,671
Mexican Udibonos
4.500%, 11/22/35	MXN	1,638,780	100,511
New Zealand Government Bond
3.000%, 4/15/20(m)	NZD	100,000	75,360
2.000%, 9/20/25(m)		600,000	474,288
2.500%, 9/20/35(m)		100,000	82,317
Republic of Italy
1.650%, 4/23/20(b)(m)	EUR	200,936	237,199
2.100%, 9/15/21(b)(m)		216,244	272,945
Sweden Inflation Linked Bond
0.250%, 6/1/22	SEK	700,000	92,767
United Kingdom Gilt
2.000%, 9/7/25	GBP	628,000	908,053
3.250%, 1/22/44		650,000	1,170,088
United Kingdom Gilt Inflation Linked Bond
0.125%, 3/22/24(m)(z)		2,885,137	4,437,823
0.125%, 3/22/26(b)(m)		387,684	615,759
1.250%, 11/22/32(m)		869,233	1,801,083
0.625%, 11/22/42(m)		18,601	43,428
0.125%, 3/22/44(m)		793,508	1,701,888
0.125%, 3/22/46(b)(m)		1,029,164	2,279,856
0.250%, 3/22/52(m)		436,240	1,110,894
1.250%, 11/22/55(b)(m)		27,416	94,979
0.125%, 3/22/58(m)(z)		1,004,800	2,770,416
0.375%, 3/22/62(m)		184,335	588,794
0.125%, 11/22/65(b)(m)		80,930	256,315
0.125%, 3/22/68(m)(z)		243,154	811,058

			49,920,935

U.S. Treasuries (51.7%)
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS		$1,557,525	1,857,674
2.375%, 1/15/27 TIPS		334,124	410,337
1.750%, 1/15/28 TIPS		1,275,046	1,494,986
3.625%, 4/15/28 TIPS		595,144	822,995
2.500%, 1/15/29 TIPS(z)		1,871,820	2,380,250
3.875%, 4/15/29 TIPS		292,770	422,418
2.125%, 2/15/40 TIPS		11,134	14,845
2.125%, 2/15/41 TIPS		296,700	399,349
0.750%, 2/15/42 TIPS		95,850	99,054
1.375%, 2/15/44 TIPS(z)		2,405,865	2,863,603
3.000%, 11/15/45		10,000	11,444
1.000%, 2/15/46 TIPS		985,161	1,093,181
U.S. Treasury Notes
1.625%, 1/15/18 TIPS		114,869	118,357
0.125%, 4/15/18 TIPS(z)		3,066,904	3,099,442
1.375%, 7/15/18 TIPS		55,799	58,138
0.125%, 4/15/19 TIPS(z)		4,159,350	4,229,789
0.125%, 4/15/20 TIPS		822,088	838,173
1.250%, 7/15/20 TIPS		121,380	129,745
0.125%, 4/15/21 TIPS		1,421,504	1,451,871
0.625%, 7/15/21 TIPS		1,249,232	1,311,940
2.125%, 9/30/21		100,000	104,500
0.125%, 1/15/22 TIPS		74,426	75,977
0.125%, 7/15/22 TIPS		104,646	107,164
0.125%, 1/15/23 TIPS		1,579,494	1,605,748
0.375%, 7/15/23 TIPS(z)		930,663	965,136
0.625%, 1/15/24 TIPS(z)		3,413,802	3,584,334
0.125%, 7/15/24 TIPS(z)		3,243,136	3,293,349
0.250%, 1/15/25 TIPS		152,402	155,381
2.000%, 2/15/25(z)		520,000	538,860
1.625%, 5/15/26(z)		500,000	501,147
0.125%, 7/15/26 TIPS		50,198	50,815

			34,090,002

Total Government Securities			87,444,485

Total Long-Term Debt Securities (145.8%) (Cost $90,285,959)			96,226,565

SHORT-TERM INVESTMENTS:
Certificates of Deposit (2.1%)
Barclays Bank plc
1.64%, 9/8/17(l)(p)		200,000	200,056
Mitsubishi UFJ Trust & Banking Corp./New York
1.58%, 9/19/17(l)(p)		200,000	199,965
Natixis S.A.
1.55%, 9/25/17(l)(p)		300,000	300,089
Sumitomo Mitsui Banking Corp./New York
1.55%, 9/15/17(l)(p)		300,000	299,955
Sumitomo Mitsui Trust Bank Ltd./New York
1.59%, 9/18/17(l)(p)		400,000	398,993

Total Certificates of Deposit			1,399,058

Government Securities (1.2%)
Federal Home Loan Bank
0.23%, 10/28/16(o)(p)		300,000	299,947
0.23%, 10/31/16(o)(p)		100,000	99,980
0.25%, 11/18/16(o)(p)		400,000	399,863

Total Government Securities			799,790

	Number of Shares		Value (Note 1)
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares		330,381	330,381

Total Short-Term Investments (3.8%) (Cost $2,530,163)			2,529,229

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
90 Day Sterling Futures December 2016 @ GBP98.50*	52	$—
June 2017 @ GBP98.50*	17	—

Total Options Purchased (0.0%) (Cost $940)		—

Total Investments Before Options Written (149.6%) (Cost $92,817,062)		98,755,794

OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes October 2016 @ $131.50*	(3)	(1,078)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes October 2016 @ $129.00*	(4)	(188)
90 Day Sterling Futures December 2016 @ GBP98.00*	(52)	—
June 2017 @ GBP98.00*	(17)	—

		(188)

Total Options Written (0.0%) (Premiums Received $2,683)		(1,266)

Total Investments after Options Written (149.6%) (Cost $92,814,379)		98,754,528
Other Assets Less Liabilities (-49.6%)		(32,759,935)

Net Assets (100%)		$65,994,593

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $2,997,154 or 4.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At September 30, 2016, the market value of these securities amounted to $7,664,079 or 11.6% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2016, the market value of these securities amounted to $32,046,798 or 48.6% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2016.

(p)	Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

Country Diversification

As a Percentage of Total Net Assets

Australia	1.1%
Brazil	4.2
Canada	4.3
Cayman Islands	2.5
Denmark	2.3
France	13.8
Germany	2.5
Ireland	0.6
Italy	8.3
Japan	10.7
Luxembourg	1.0
Mexico	0.1
Netherlands	1.3
New Zealand	0.9
Spain	1.8
Sweden	0.2
United Kingdom	29.2
United States	64.8
Cash and Other	(49.6)

100.0%

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	9	December-16	$1,093,389	$1,093,641	$252

					$252

Sales
10 Year Japanese Government Bond	2	December-16	$2,991,129	$3,004,586	$(13,457)
10 Year U.S. Treasury Notes	41	December-16	5,373,183	5,376,125	(2,942)
2 Year U.S. Treasury Notes	48	December-16	10,491,062	10,486,500	4,562
90 Day Eurodollar	11	December-16	2,723,813	2,724,700	(887)
90 Day Eurodollar	5	March-17	1,238,750	1,238,188	562
Euro-Bobl	8	December-16	1,183,700	1,187,066	(3,366)
Euro-Bund	1	December-16	184,977	186,139	(1,162)
Euro-OAT	9	December-16	1,612,944	1,618,838	(5,894)
Long Gilt	4	December-16	680,942	675,294	5,648
U.S. Long Bond	11	December-16	1,876,831	1,849,719	27,112

					$10,176

					$10,428

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	Bank of America	111	$34,032	$33,875	$157
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	Deutsche Bank AG	200	61,498	60,767	731
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,620	498,132	491,654	6,478
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,610	495,057	492,355	2,702
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,370	421,260	423,114	(1,854)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,200	368,987	362,538	6,449
Brazilian Real vs. U.S. Dollar, expiring 12/2/16	Deutsche Bank AG	111	33,448	33,487	(39)
Canadian Dollar vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,089	830,062	823,119	6,943
European Union Euro vs. U.S. Dollar, expiring 10/4/16	Credit Suisse	65	73,017	73,042	(25)
European Union Euro vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	208	233,656	233,687	(31)
Japanese Yen vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	12,400	122,282	121,700	582
Japanese Yen vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	72,600	715,941	720,788	(4,847)
Mexican Peso vs. U.S. Dollar, expiring 10/20/16	Deutsche Bank AG	3,600	185,306	197,074	(11,768)
Mexican Peso vs. U.S. Dollar, expiring 10/20/16	JPMorgan Chase Bank	3,198	164,620	162,439	2,181

					$7,659

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	933	$702,865	$714,072	$(11,207)
Australian Dollar vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	467	352,276	357,418	(5,142)

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	Bank of America	400	$101,498	$122,996	$(21,498)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	Deutsche Bank AG	111	34,060	34,032	28
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	400	101,062	122,996	(21,934)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	300	72,464	92,247	(19,783)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,800	425,029	553,480	(128,451)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,300	351,399	399,736	(48,337)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	1,800	448,878	553,480	(104,602)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	100	23,709	29,910	(6,201)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	600	137,859	179,461	(41,602)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	2,100	498,044	628,113	(130,069)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	JPMorgan Chase Bank	2,000	470,478	598,203	(127,725)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,300	372,616	379,178	(6,562)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,700	493,111	495,848	(2,737)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,700	489,349	495,848	(6,499)
British Pound vs. U.S. Dollar, expiring 10/4/16	Bank of America	5,690	7,528,328	7,375,263	153,065
British Pound vs. U.S. Dollar, expiring 10/4/16	Bank of America	1,282	1,715,941	1,661,664	54,277
British Pound vs. U.S. Dollar, expiring 11/2/16	JPMorgan Chase Bank	6,972	9,038,755	9,042,461	(3,706)
Canadian Dollar vs. U.S. Dollar, expiring 10/4/16	Bank of America	978	757,620	745,455	12,165
Canadian Dollar vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	2,656	2,007,542	2,024,467	(16,925)
Canadian Dollar vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	111	84,012	84,607	(595)
Canadian Dollar vs. U.S. Dollar, expiring 11/2/16	JPMorgan Chase Bank	1,089	823,259	830,249	(6,990)
Chinese Renminbi vs. U.S. Dollar, expiring 10/24/16	Deutsche Bank AG	5,054	758,066	757,089	977
Chinese Renminbi vs. U.S. Dollar, expiring 10/24/16	Deutsche Bank AG	1,604	240,000	240,302	(302)
Danish Krone vs. U.S. Dollar, expiring 10/3/16	Bank of America	315	47,819	47,526	293
Danish Krone vs. U.S. Dollar, expiring 10/3/16	Bank of America	210	31,864	31,684	180
Danish Krone vs. U.S. Dollar, expiring 10/3/16	Bank of America	205	31,081	30,930	151
Danish Krone vs. U.S. Dollar, expiring 10/3/16	Bank of America	205	30,912	30,930	(18)
Danish Krone vs. U.S. Dollar, expiring 10/3/16	Bank of America	100	15,015	15,088	(73)
Danish Krone vs. U.S. Dollar, expiring 10/3/16	Bank of America	105	15,851	15,842	9
Danish Krone vs. U.S. Dollar, expiring 10/3/16	JPMorgan Chase Bank	505	74,972	76,193	(1,221)
Danish Krone vs. U.S. Dollar, expiring 10/3/16	JPMorgan Chase Bank	3,030	461,685	457,158	4,527
Danish Krone vs. U.S. Dollar, expiring 10/3/16	JPMorgan Chase Bank	100	15,021	15,088	(67)
Danish Krone vs. U.S. Dollar, expiring 10/3/16	JPMorgan Chase Bank	3,740	561,064	564,281	(3,217)

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	404	$61,868	$61,233	$635
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	6,700	1,012,735	1,015,501	(2,766)
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	100	15,118	15,157	(39)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	204	30,947	31,117	(170)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	507	76,897	77,122	(225)
Danish Krone vs. U.S. Dollar, expiring 7/3/17	JPMorgan Chase Bank	202	30,790	30,894	(104)
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	1,927	295,376	296,113	(737)
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	210	32,186	32,270	(84)
European Union Euro vs. U.S. Dollar, expiring 10/4/16	Bank of America	6,849	7,668,634	7,694,113	(25,479)
European Union Euro vs. U.S. Dollar, expiring 10/4/16	Bank of America	88	98,395	98,855	(460)
European Union Euro vs. U.S. Dollar, expiring 10/4/16	Credit Suisse	8,045	8,981,310	9,037,351	(56,041)
European Union Euro vs. U.S. Dollar, expiring 10/4/16	Credit Suisse	715	802,459	803,195	(736)
European Union Euro vs. U.S. Dollar, expiring 11/2/16	Bank of America	15,424	17,348,587	17,350,907	(2,320)
Japanese Yen vs. U.S. Dollar, expiring 10/4/16	Bank of America	379,900	3,787,335	3,746,364	40,971
Japanese Yen vs. U.S. Dollar, expiring 10/11/16	Bank of America	40,000	382,775	394,567	(11,792)
Japanese Yen vs. U.S. Dollar, expiring 10/17/16	Bank of America	70,000	663,246	690,673	(27,427)
Japanese Yen vs. U.S. Dollar, expiring 10/31/16	Credit Suisse	50,000	478,442	493,639	(15,197)
Japanese Yen vs. U.S. Dollar, expiring 12/19/16	Bank of America	70,000	687,428	692,693	(5,265)
Japanese Yen vs. U.S. Dollar, expiring 1/10/17	Bank of America	10,000	99,124	99,077	47
Japanese Yen vs. U.S. Dollar, expiring 1/10/17	JPMorgan Chase Bank	20,000	198,158	198,155	3
Japanese Yen vs. U.S. Dollar, expiring 1/10/17	JPMorgan Chase Bank	70,000	691,859	693,541	(1,682)
New Zealand Dollar vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	808	586,414	588,345	(1,931)
Swedish Krona vs. U.S. Dollar, expiring 10/4/16	Deutsche Bank AG	375	43,868	43,712	156
Swedish Krona vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	795	93,129	92,670	459
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	Bank of America	10,300	322,697	328,949	(6,252)

					$(606,227)

					$(598,568)

Options Written:

Options written for the nine months ended September 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	84	$3,193
Options Written	210	36,453
Options Terminated in Closing Purchase Transactions	(186)	(34,960)
Options Expired	(32)	(2,003)
Options Exercised	—	—

Options Outstanding - September 30, 2016	76	$2,683

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$4,065,915	$—	$4,065,915
Non-Agency CMO	—	1,365,309	—	1,365,309
Corporate Bonds
Consumer Discretionary	—	129,809	—	129,809
Energy	—	418,910	—	418,910
Financials	—	1,608,485	—	1,608,485
Health Care	—	809,474	—	809,474
Information Technology	—	50,376	—	50,376
Real Estate	—	101,111	—	101,111
Telecommunication Services	—	232,691	—	232,691
Forward Currency Contracts	—	294,166	—	294,166
Futures	38,136	—	—	38,136
Government Securities
Agency CMO	—	3,433,548	—	3,433,548
Foreign Governments	—	49,920,935	—	49,920,935
U.S. Treasuries	—	34,090,002	—	34,090,002
Options Purchased
Put Options Purchased	— (a)	—	—	— (a)
Options Written
Put Options Written	— (a)	—	—	— (a)
Short-Term Investments
Certificates of Deposit	—	1,399,058	—	1,399,058
Government Securities	—	799,790	—	799,790
Investment Companies	330,381	—	—	330,381

Total Assets	$368,517	$98,719,579	$—	$99,088,096

Liabilities:
Forward Currency Contracts	—	(892,734)	—	(892,734)
Futures	(27,708)	—	—	(27,708)
Options Written
Call Options Written	(1,078)	—	—	(1,078)
Put Options Written	(188)	—	—	(188)

Total Liabilities	$(28,974)	$(892,734)	$—	$(921,708)

Total	$339,543	$97,826,845	$—	$98,166,388

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,753,873
Aggregate gross unrealized depreciation	(1,622,748)

Net unrealized appreciation	$4,131,125

Federal income tax cost of investments	$94,624,669

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.3%)
Asset-Backed Securities (2.5%)
Chase Issuance Trust,
Series 2016-A1 A
0.934%, 5/17/21(l)	$3,000,000	$3,012,087
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A
0.605%, 1/25/37(l)	68,556	44,617
Colony Starwood Homes Trust,
Series 2016-1A A
2.031%, 7/17/33(l)§	3,993,053	4,029,799
Drug Royalty II LP 2,
Series 2014-1 A1
3.530%, 7/15/23(b)(l)§	1,160,592	1,169,324
Ford Credit Auto Owner Trust,
Series 2015-C A2A
0.950%, 8/15/18	1,693,855	1,693,763
GSAA Home Equity Trust,
Series 2007-6 A4
0.825%, 5/25/47(l)	270,600	212,259
National Collegiate Student Loan Trust,
Series 2005-1 A4
0.765%, 11/27/28(l)	520,468	515,518
Navient Private Education Loan Trust,
Series 2014-CTA A
1.224%, 9/16/24(l)§	2,817,809	2,810,116
Series 2015-AA A1
1.024%, 12/15/21(l)§	411,897	411,599
OneMain Financial Issuance Trust,
Series 2015-2A A
2.570%, 7/18/25§	9,000,000	9,033,419
SLM Private Education Loan Trust,
Series 2013-C A1
1.374%, 2/15/22(l)§	590,208	590,207
SMB Private Education Loan Trust,
Series 2015-A A2B
1.524%, 6/15/27(l)§	10,600,000	10,202,161

		33,724,869

Non-Agency CMO (5.8%)
Alternative Loan Trust,
Series 2005-61 2A1
0.805%, 12/25/35(l)	11,628	10,285
Series 2005-62 2A1
1.507%, 12/25/35(l)	72,097	60,654
Series 2006-OA22 A1
0.685%, 2/25/47(l)	302,758	258,531
Series 2007-OA7 A1A
0.705%, 5/25/47(l)	67,314	54,295
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.715%, 5/25/46(l)	3,861,173	3,045,296
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A
1.924%, 12/15/31(l)§	2,000,000	2,000,102
Banc of America Commercial Mortgage Trust,
Series 2007-3 A4
5.723%, 6/10/49(l)	622,297	629,654
Banc of America Commercial Mortgage, Inc.,
Series 2006-6 A1A
5.347%, 10/10/45	1,531,250	1,530,531
Series 2007-4 A4
5.938%, 2/10/51(l)	639,409	653,303
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33	4,094	4,314
BBCMS Trust,
Series 2015-RRI A
1.674%, 5/15/32(l)§	5,738,070	5,731,952
Series 2015-SLP A
1.634%, 2/15/28(l)§	12,622,938	12,553,532
BCAP LLC Trust,
Series 2006-AA2 A1
0.695%, 1/25/37(l)	415,093	348,732
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
2.927%, 2/25/33(l)	4,678	4,578
Series 2003-3 3A2
3.009%, 5/25/33(l)	27,454	27,670
Series 2003-8 2A1
2.951%, 1/25/34(l)	2,399	2,453
Series 2003-8 4A1
3.087%, 1/25/34(l)	10,470	10,387
Series 2004-10 21A1
3.174%, 1/25/35(l)	1,071,749	1,096,638
Series 2005-2 A1
2.920%, 3/25/35(l)	34,198	34,273
Series 2005-2 A2
3.128%, 3/25/35(l)	8,841	8,859
Series 2005-5 A1
2.580%, 8/25/35(l)	58,847	59,391
Series 2005-5 A2
2.460%, 8/25/35(l)	193,966	192,166
Series 2007-3 1A1
3.165%, 5/25/47(l)	3,045,199	2,800,288
Bear Stearns Alt-A Trust,
Series 2005-4 1A1
0.965%, 4/25/35(l)	834,028	804,979
Series 2005-7 22A1
3.142%, 9/25/35(l)	1,029,222	890,565
Bear Stearns ARM Trust,
Series 2004-10 15A1
3.214%, 1/25/35(l)	79,363	79,416
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
1.924%, 12/15/27(l)§	3,520,384	3,520,382
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.175%, 8/25/34(l)	152,676	142,004
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
3.040%, 5/25/35(l)	12,861	12,783
Series 2005-11 A2A
2.930%, 10/25/35(l)	229,899	227,346

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-12 2A1
1.324%, 8/25/35(l)§	$450,832	$353,726
Series 2005-6 A1
2.430%, 9/25/35(l)	14,465	14,724
Series 2005-6 A2
2.760%, 9/25/35(l)	69,284	69,189
Series 2009-6 4A1
3.015%, 4/25/37(l)§	87,644	87,468
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	103,718	103,636
Series 2007-CD4 A1A
5.289%, 12/11/49(l)	652,461	657,300
Series 2007-CD4 A4
5.322%, 12/11/49	7,568,342	7,615,956
Commercial Mortgage Trust,
Series 2007-GG9 A4
5.444%, 3/10/39	2,111,917	2,122,440
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M
2.776%, 10/19/32(l)	2,720	2,269
Series 2003-HYB3 7A1
3.117%, 11/19/33(l)	9,922	9,754
Series 2005-25 A11
5.500%, 11/25/35	234,438	215,955
Series 2005-3 1A2
0.815%, 4/25/35(l)	129,058	115,589
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5 A4
5.695%, 9/15/40(l)	2,740,643	2,801,460
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
1.090%, 3/25/32(l)§	634	579
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	79,551	79,486
Series 2005-AR2 7A1
3.584%, 10/25/35(l)	74,612	64,510
Deutsche Alt-B Securities, Inc.,
Series 2006-AB4 A1B1
0.625%, 10/25/36(l)	1,428	934
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.697%, 6/25/34(l)	71,173	69,393
First Horizon Mortgage Pass- Through Trust,
Series 2005-AR3 2A1
2.980%, 8/25/35(l)	115,869	102,508
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 A4
5.543%, 12/10/49	614,430	619,274
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.795%, 11/25/45(l)	21,293	18,721
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.917%, 9/25/35(l)	56,631	57,531
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.751%, 5/19/35(l)	16,672	14,036
Series 2006-1 2A1A
0.771%, 3/19/36(l)	124,117	91,729
Hudsons Bay Simon JV Trust,
Series 2015-HBFL AFL
2.103%, 8/5/34(l)§	4,000,000	4,001,166
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.861%, 12/25/34(l)	95,221	91,336
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9 A3
5.336%, 5/15/47	56,155	56,202
Series 2007-CB18 A4
5.440%, 6/12/47	2,044,939	2,057,247
Series 2007-LD11 ASB
5.940%, 6/15/49(l)	101,410	101,541
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.044%, 11/21/34(l)	56,228	58,104
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	823,665	879,147
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1
1.224%, 11/15/31(l)	26,656	25,387
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A
2.228%, 10/25/35(l)	456,920	443,437
Series 2005-2 2A
2.710%, 10/25/35(l)	512,805	509,663
Series 2005-2 3A
1.523%, 10/25/35(l)	79,791	76,311
Series 2005-3 4A
0.775%, 11/25/35(l)	48,179	44,357
Series 2005-3 5A
0.775%, 11/25/35(l)	76,543	69,771
Morgan Stanley Capital I Trust,
Series 2007-IQ14 A2
5.610%, 4/15/49	45,683	45,578
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.988%, 8/12/45(l)§	1,703,513	1,722,191
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.964%, 12/15/30(l)	7,949	7,201
RBSSP Resecuritization Trust,
Series 2009-12 16A1
2.766%, 10/25/35(l)§	5,577,846	5,562,039
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.865%, 6/25/35(l)§	29,758	26,815
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1
0.825%, 8/25/35(l)	26,692	20,949

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.473%, 11/26/23(l)	$782	$773
Sequoia Mortgage Trust,
Series 10 2A1
1.292%, 10/20/27(l)	3,123	2,929
Series 2003-4 2A1
0.882%, 7/20/33(l)	1,059,855	937,552
Series 2005-2 A2
1.460%, 3/20/35(l)	1,241,541	1,110,361
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.052%, 2/25/34(l)	56,160	55,564
Series 2004-19 2A1
1.889%, 1/25/35(l)	24,199	19,366
Series 2005-17 3A1
3.041%, 8/25/35(l)	84,252	77,898
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
1.191%, 10/19/34(l)	43,213	42,568
Series 2005-AR5 A1
0.781%, 7/19/35(l)	98,237	86,936
Series 2005-AR5 A2
0.781%, 7/19/35(l)	105,974	100,065
Series 2006-AR4 2A1
0.715%, 6/25/36(l)	27,527	23,226
Series 2006-AR5 1A1
0.735%, 5/25/36(l)	959,189	760,157
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31 A5Fl
0.740%, 4/15/47(l)§	5,000,000	4,967,445
Series 2007-C32 A2
5.883%, 6/15/49(l)	235,998	236,710
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.707%, 11/25/42(l)	4,222	4,023
Series 2002-AR2 A
1.943%, 2/27/34(l)	2,733	2,655
Series 2003-AR1 A5
2.482%, 3/25/33(l)	385,524	389,065
Series 2004-AR1 A
2.771%, 3/25/34(l)	703,083	709,756
Series 2005-AR13 A1A1
0.815%, 10/25/45(l)	106,598	101,409
Series 2005-AR15 A1A1
0.785%, 11/25/45(l)	26,726	25,332
Series 2006-AR15 2A
2.193%, 11/25/46(l)	23,224	21,201
Series 2006-AR3 A1A
1.507%, 2/25/46(l)	42,818	39,909
Series 2006-AR7 3A
2.193%, 7/25/46(l)	119,117	106,775
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
3.015%, 9/25/34(l)	19,623	20,057
Series 2007-10 1A22
1.025%, 7/25/37(l)	392,518	345,956

		78,069,656

Total Asset-Backed and Mortgage-Backed Securities		111,794,525

Corporate Bonds (73.0%)
Consumer Discretionary (7.5%)
Automobiles (4.7%)
BMW U.S. Capital LLC
1.179%, 6/2/17(l)(m)	7,000,000	7,003,622
Daimler Finance North America LLC
1.469%, 8/3/17(l)§	5,000,000	5,011,145
1.259%, 3/2/18(l)§	20,000,000	19,962,628
1.598%, 7/5/19(l)§	8,500,000	8,520,927
Nissan Motor Acceptance Corp.
1.658%, 4/6/18(l)§	4,000,000	4,021,114
1.851%, 3/8/19(l)§	1,500,000	1,515,176
Volkswagen Group of America Finance LLC
1.187%, 5/23/17(l)§	9,340,000	9,316,046
1.250%, 5/23/17§	4,800,000	4,791,807
1.251%, 11/20/17(b)(l)§	3,292,000	3,279,345

		63,421,810

Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands LLC, Term Loan B
3.250%, 12/19/20	298,465	299,958
Wyndham Worldwide Corp.
2.950%, 3/1/17	2,325,000	2,335,703
2.500%, 3/1/18	1,406,000	1,419,902
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25§	1,000,000	1,010,000

		5,065,563

Household Durables (0.1%)
Whirlpool Corp.
1.650%, 11/1/17	1,000,000	1,003,632

Media (2.3%)
Cox Communications, Inc.
5.875%, 12/1/16§	6,000,000	6,041,933
NBCUniversal Enterprise, Inc.
1.365%, 4/15/18(l)§	1,694,000	1,703,918
Scripps Networks Interactive, Inc.
2.800%, 6/15/20	1,000,000	1,023,019
Time Warner Cable LLC
5.850%, 5/1/17	13,650,000	13,991,250
6.750%, 7/1/18	2,500,000	2,721,875
Viacom, Inc.
6.125%, 10/5/17	2,980,000	3,111,239
2.500%, 9/1/18	3,100,000	3,133,017

		31,726,251

Total Consumer Discretionary		101,217,256

Consumer Staples (2.1%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
2.017%, 2/1/21(l)	5,000,000	5,119,564

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
SABMiller Holdings, Inc.
1.447%, 8/1/18(l)§	$2,300,000	$2,298,290

		7,417,854

Food & Staples Retailing (0.9%)
Walgreens Boots Alliance, Inc.
1.750%, 5/30/18	9,000,000	9,046,475
2.600%, 6/1/21	2,500,000	2,561,820

		11,608,295

Food Products (0.3%)
Kraft Heinz Foods Co.
1.600%, 6/30/17	3,600,000	3,607,120

Tobacco (0.4%)
Reynolds American, Inc.
2.300%, 8/21/17	3,000,000	3,024,986
2.300%, 6/12/18	2,000,000	2,030,370
8.125%, 6/23/19	436,000	510,818

		5,566,174

Total Consumer Staples		28,199,443

Energy (6.8%)
Energy Equipment & Services (0.1%)
Cameron International Corp.
1.150%, 12/15/16	2,000,000	2,000,581

Oil, Gas & Consumable Fuels (6.7%)
Chevron Corp.
1.768%, 5/16/21(l)	3,000,000	3,006,147
1.347%, 11/15/21(l)	3,612,000	3,551,974
1.365%, 3/3/22(l)	15,000,000	14,620,706
ConocoPhillips Co.
1.050%, 12/15/17	1,560,000	1,550,945
5.750%, 2/1/19	1,000,000	1,089,815
1.717%, 5/15/22(l)	16,750,000	16,422,571
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	2,000,000	2,044,833
Energy Transfer Partners LP
6.125%, 2/15/17	3,000,000	3,046,264
9.700%, 3/15/19	2,000,000	2,290,959
9.000%, 4/15/19	1,500,000	1,711,246
Enterprise Products Operating LLC
6.300%, 9/15/17	6,000,000	6,269,905
Hess Corp.
1.300%, 6/15/17	1,000,000	996,250
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	1,320,000	1,388,710
3.500%, 9/1/23	100,000	100,125
4.300%, 5/1/24	300,000	309,723
Kinder Morgan Finance Co. LLC
6.000%, 1/15/18§	8,100,000	8,497,825
Kinder Morgan, Inc.
7.000%, 6/15/17	1,000,000	1,035,828
2.000%, 12/1/17	1,000,000	1,000,991
ONEOK Partners LP
6.150%, 10/1/16	1,278,000	1,277,997
Phillips 66
2.950%, 5/1/17	4,140,000	4,177,260
Pioneer Natural Resources Co.
6.650%, 3/15/17	456,000	465,260
Plains All American Pipeline LP/Plains All American Finance Corp.
6.125%, 1/15/17	2,000,000	2,023,808
Regency Energy Partners LP/Regency Energy Finance Corp.
5.750%, 9/1/20	2,000,000	2,178,812
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	3,000,000	3,081,757
Valero Energy Corp.
6.125%, 6/15/17	2,000,000	2,071,866
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	6,586,000	6,703,586

		90,915,163

Total Energy		92,915,744

Financials (31.7%)
Banks (12.3%)
Bank of America Corp.
1.435%, 8/25/17(l)	2,000,000	2,002,119
6.875%, 4/25/18	3,350,000	3,612,480
5.650%, 5/1/18	9,250,000	9,823,048
BB&T Corp.
1.395%, 1/15/20(l)	20,000,000	20,010,686
Capital One N.A./Virginia
1.954%, 8/17/18(l)	15,000,000	15,112,500
Citigroup, Inc.
1.763%, 6/7/19(l)	10,000,000	10,036,547
2.031%, 10/26/20(l)	7,800,000	7,819,244
2.218%, 3/30/21(l)(x)	3,300,000	3,354,646
Citizens Bank N.A./Rhode Island
1.600%, 12/4/17	20,000,000	19,972,324
Fifth Third Bank/Ohio
1.443%, 9/27/19(l)	14,000,000	14,011,242
JPMorgan Chase & Co.
1.670%, 1/23/20(l)	3,000,000	3,022,288
1.957%, 10/29/20(l)	11,000,000	11,165,000
1.933%, 6/7/21(l)(x)	7,256,000	7,292,280
MUFG Union Bank N.A.
1.178%, 5/5/17(l)	15,000,000	14,985,526
Santander Holdings USA, Inc.
2.275%, 11/24/17(l)	5,300,000	5,344,474
Wells Fargo & Co.
1.256%, 9/14/18(l)	16,500,000	16,468,427
1.582%, 7/22/20(l)	300,000	302,044
1.740%, 7/26/21(l)	2,000,000	1,999,743

		166,334,618

Capital Markets (2.6%)
BGC Partners, Inc.
5.125%, 5/27/21§	2,500,000	2,508,456
Goldman Sachs Group, Inc.
1.875%, 4/23/20(l)	10,900,000	10,967,035
2.075%, 4/23/21(l)	5,000,000	5,040,052
2.429%, 11/29/23(l)	13,376,000	13,477,207
USAA Capital Corp.
2.450%, 8/1/20§	2,800,000	2,872,522

		34,865,272

Consumer Finance (14.7%)
American Express Credit Corp.
1.555%, 5/26/20(l)(x)	34,100,000	34,227,875
American Honda Finance Corp.
1.129%, 7/13/18(l)	4,600,000	4,619,771
Ford Motor Credit Co. LLC
1.675%, 3/12/19(l)	27,600,000	27,585,607

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Financial Co., Inc.
4.750%, 8/15/17	$4,875,000	$5,007,112
3.000%, 9/25/17	1,400,000	1,417,920
2.025%, 4/10/18(l)	1,200,000	1,205,280
6.750%, 6/1/18	900,000	968,490
2.740%, 1/15/19(l)	5,000,000	5,103,000
2.240%, 1/15/20(l)(x)	14,800,000	15,004,240
HSBC USA, Inc.
1.427%, 11/13/19(l)	37,500,000	36,947,974
Hyundai Capital America
1.450%, 2/6/17§	9,500,000	9,504,228
4.000%, 6/8/17§	3,480,000	3,542,031
Nissan Motor Acceptance Corp.
1.950%, 9/12/17§	19,923,000	20,014,825
PACCAR Financial Corp.
1.400%, 11/17/17	13,100,000	13,149,666
Synchrony Financial
2.192%, 11/9/17(l)	5,000,000	5,037,975
1.989%, 2/3/20(l)	11,040,000	10,848,753
Toyota Motor Credit Corp.
1.215%, 3/12/20(l)(x)	4,945,000	4,951,073

		199,135,820

Diversified Financial Services (0.1%)
Bear Stearns Cos. LLC
6.400%, 10/2/17	2,000,000	2,094,440

Insurance (0.6%)
Reliance Standard Life Global Funding II
2.150%, 10/15/18§	3,500,000	3,528,535
3.050%, 1/20/21§	5,000,000	5,162,539

		8,691,074

Thrifts & Mortgage Finance (1.4%)
Santander Bank N.A.
1.597%, 1/12/18(l)	17,200,000	17,152,447
2.000%, 1/12/18	1,500,000	1,496,769

		18,649,216

Total Financials		429,770,440

Health Care (7.3%)
Biotechnology (2.5%)
Amgen, Inc.
1.191%, 5/22/17(l)	14,500,000	14,510,907
1.411%, 5/22/19(l)	1,000,000	1,001,549
EMD Finance LLC
1.207%, 3/17/17(l)§	18,000,000	18,004,758

		33,517,214

Health Care Equipment & Supplies (1.2%)
Medtronic, Inc.
1.650%, 3/15/20(l)	9,570,000	9,666,406
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	3,565,000	3,566,295
2.000%, 4/1/18	300,000	301,649
2.700%, 4/1/20	3,000,000	3,058,960

		16,593,310

Health Care Providers & Services (1.0%)
UnitedHealth Group, Inc.
1.700%, 2/15/19	14,000,000	14,128,646

Life Sciences Tools & Services (0.8%)
Thermo Fisher Scientific, Inc.
1.300%, 2/1/17	10,100,000	10,100,194

Pharmaceuticals (1.8%)
Actavis, Inc.
1.875%, 10/1/17	6,394,000	6,413,594
Bayer U.S. Finance LLC
1.138%, 10/6/17(l)§	5,000,000	4,987,411
Mylan, Inc.
1.350%, 11/29/16	5,560,000	5,563,078
Roche Holdings, Inc.
1.178%, 9/30/19(l)§	8,000,000	7,997,828

		24,961,911

Total Health Care		99,301,275

Industrials (3.4%)
Air Freight & Logistics (0.3%)
Federal Express Corp. 1998 Pass Through Trust
6.720%, 1/15/22	3,633,674	4,053,564

Airlines (0.3%)
Northwest Airlines Pass Through Trust
Series 2002-1 G2
6.264%, 11/20/21	474,356	515,245
Southwest Airlines Co.
2.650%, 11/5/20	2,000,000	2,048,800
United Airlines, Inc.
Series 2009-2 A
9.750%, 1/15/17	1,169,279	1,194,068

		3,758,113

Construction & Engineering (0.3%)
SBA Tower Trust
3.598%, 4/15/18§	1,300,000	1,304,359
2.898%, 10/15/19(b)§	2,600,000	2,636,539

		3,940,898

Road & Rail (1.0%)
ERAC USA Finance LLC
6.200%, 11/1/16§	8,550,000	8,582,333
6.375%, 10/15/17§	470,000	493,810
Kansas City Southern
2.350%, 5/15/20	1,500,000	1,509,776
Norfolk Southern Corp.
7.700%, 5/15/17	2,499,000	2,597,538

		13,183,457

Trading Companies & Distributors (1.5%)
Air Lease Corp.
2.125%, 1/15/20	4,000,000	3,992,400
International Lease Finance Corp.
8.750%, 3/15/17	3,800,000	3,909,250
5.875%, 4/1/19	6,600,000	7,062,000
6.250%, 5/15/19	5,206,000	5,635,495

		20,599,145

Total Industrials		45,535,177

Information Technology (2.5%)
Internet Software & Services (1.0%)
eBay, Inc.
0.943%, 7/28/17(l)	3,000,000	2,996,942
2.500%, 3/9/18	1,300,000	1,318,438
1.237%, 8/1/19(l)	9,585,000	9,522,264

		13,837,644

IT Services (0.2%)
Xerox Corp.
6.750%, 2/1/17	1,000,000	1,016,642

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 3/15/17	$740,000	$744,328

		1,760,970

Semiconductors & Semiconductor Equipment (0.2%)
QUALCOMM, Inc.
1.361%, 5/20/20(l)	3,000,000	2,995,364

Software (0.2%)
Oracle Corp.
1.900%, 9/15/21	2,700,000	2,707,997

Technology Hardware, Storage & Peripherals (0.9%)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.480%, 6/1/19§	2,700,000	2,774,010
Hewlett Packard Enterprise Co.
2.598%, 10/5/17(l)§	4,700,000	4,735,480
2.788%, 10/5/18(l)§	4,700,000	4,782,103

		12,291,593

Total Information Technology		33,593,568

Materials (1.6%)
Chemicals (0.2%)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
1.507%, 5/1/20(l)§	3,500,000	3,484,621

Construction Materials (0.1%)
CRH America, Inc.
8.125%, 7/15/18	1,200,000	1,326,304

Paper & Forest Products (1.3%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,651,386
5.400%, 11/1/20§	5,736,000	6,483,638

		17,135,024

Total Materials		21,945,949

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp.
3.400%, 2/15/19	2,000,000	2,078,156
2.800%, 6/1/20	4,000,000	4,103,930
5.900%, 11/1/21	1,250,000	1,458,081
Liberty Property LP
5.500%, 12/15/16	4,500,000	4,533,750
Ventas Realty LP
1.250%, 4/17/17	5,750,000	5,744,406
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	2,000,000	2,011,252
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%, 9/15/17§	2,345,000	2,349,252
2.700%, 9/17/19§	1,975,000	2,024,101
Weyerhaeuser Co.
6.950%, 8/1/17	902,000	939,102

Total Real Estate		25,242,030

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
1.515%, 3/11/19(l)	6,218,000	6,237,349
1.768%, 6/30/20(l)	4,000,000	4,026,473
2.450%, 6/30/20	2,600,000	2,655,952
3.800%, 3/15/22	1,000,000	1,071,386
Verizon Communications, Inc.
1.627%, 6/17/19(l)(x)	12,000,000	12,105,461

		26,096,621

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc., Term Loan B
3.500%, 10/28/22	794,000	799,105

Total Telecommunication Services		26,895,726

Utilities (6.2%)
Electric Utilities (3.7%)
Energy Future, DIP Term Loan
4.250%, 12/19/16	6,200,000	6,212,914
Exelon Corp.
1.550%, 6/9/17	2,400,000	2,401,963
FirstEnergy Corp.
2.750%, 3/15/18	3,400,000	3,438,927
Kentucky Power Co.
6.000%, 9/15/17§	15,600,000	16,234,371
MidAmerican Energy Co.
5.950%, 7/15/17	3,000,000	3,120,964
OGE Energy Corp.
1.375%, 11/24/17(l)	10,000,000	9,979,596
Southern Co.
2.350%, 7/1/21	8,000,000	8,097,409
West Penn Power Co.
5.950%, 12/15/17(b)§	1,000,000	1,047,916

		50,534,060

Gas Utilities (0.8%)
Dominion Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,399,364
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.
7.250%, 10/1/20§	1,873,000	1,938,569
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	1,090,000	1,112,939
Spire, Inc.
1.567%, 8/15/17(l)	2,885,000	2,870,575

		10,321,447

Multi-Utilities (1.7%)
Dominion Resources, Inc.
1.400%, 9/15/17	4,254,000	4,249,363
2.125%, 2/15/18§	5,500,000	5,539,031
National Grid North America, Inc.
1.451%, 8/21/17(b)(l)(m)	12,000,000	11,972,184
TECO Finance, Inc.
1.265%, 4/10/18(l)	2,000,000	1,992,480

		23,753,058

Total Utilities		84,608,565

Total Corporate Bonds		989,225,173

Government Securities (21.2%)
Agency ABS (4.9%)
Arkansas Student Loan Authority Series 2010-1 A
1.562%, 11/25/43(l)	1,305,101	1,284,749
Edsouth Indenture No. 3 LLC Series 2012-2 A
1.255%, 4/25/39(l)§	1,468,972	1,412,061

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
EFS Volunteer LLC
Series 2010-1 A1
1.565%, 10/26/26(l)§	$150,662	$150,707
Massachusetts Educational Financing Authority
Series 2008-1 A1
1.665%, 4/25/38(l)	283,697	283,033
National Credit Union Administration Guaranteed Notes
Series 2010-A1
0.863%, 12/7/20(l)	896,985	894,821
Navient Student Loan Trust
Series 2015-2 A2
0.945%, 8/27/29(l)	11,000,000	10,946,658
Nelnet Student Loan Trust
Series 2005-3 A5
0.986%, 12/24/35(l)	5,554,819	5,241,557
Northstar Education Finance, Inc.
Series 2012-1 A
1.225%, 12/26/31(l)§	2,058,785	2,009,919
Panhandle-Plains Higher Education Authority, Inc.
Series 2010-2 A1
1.776%, 10/1/35(l)	778,340	782,470
SBA Small Business Investment Cos.
Series 2008-P10A 1
5.902%, 2/10/18	52,228	54,719
SLC Student Loan Trust
Series 2006-2 A5
0.950%, 9/15/26(l)	12,560,604	12,272,405
SLM Student Loan Trust
Series 2004-10 A5B
1.115%, 4/25/23(l)§	1,379,355	1,379,185
Series 2005-3 A5
0.805%, 10/25/24(l)	7,835,812	7,727,542
Series 2008-9 A
2.215%, 4/25/23(l)	6,201,267	6,214,887
Series 2010-1 A
0.925%, 3/25/25(l)	4,649,708	4,511,044
Series 2013-3 A2
0.825%, 5/26/20(l)	4,642,553	4,628,623
United States Small Business Administration
Series 2003-20I 1
5.130%, 9/1/23	2,277	2,461
Series 2004-20C 1
4.340%, 3/1/24	26,940	28,377
Series 2005-20B 1
4.625%, 2/1/25	30,938	33,172
Series 2008-20G 1
5.870%, 7/1/28	3,068,895	3,479,260
Series 2008-20H 1
6.020%, 8/1/28	2,376,133	2,707,218

		66,044,868

Agency CMO (6.0%)
Federal Home Loan Mortgage Corp.
0.674%, 10/15/20(l)	206,742	206,697
2.615%, 11/1/23(l)	2,380	2,462
0.824%, 8/15/25(l)	959,421	962,082
6.500%, 4/15/29	6,250	7,243
0.874%, 12/15/29(l)	1,155	1,148
2.574%, 1/1/34(l)	13,907	14,676
2.605%, 10/1/35(l)	9,918	10,441
2.750%, 10/1/35(l)	2,924	3,078
2.676%, 11/1/35(l)	13,334	14,053
2.671%, 7/1/36(l)	521,473	543,333
2.659%, 9/1/36(l)	584,515	608,613
0.924%, 9/15/36(l)	35,108	35,078
2.780%, 10/1/36(l)	236,475	247,627
0.904%, 11/15/36(l)	19,935	19,922
1.004%, 11/15/36(l)	593,372	594,845
1.024%, 7/15/39(l)	123,915	124,177
1.024%, 2/15/41(l)	755,317	756,794
0.944%, 4/15/41(l)	542,051	542,339
0.974%, 9/15/41(l)	1,252,498	1,253,496
0.924%, 12/15/43(l)	6,111,562	6,104,654
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K004 AX1
1.452%, 8/25/19 IO(l)	62,824,211	2,116,026
Series KP03
1.780%, 7/25/19	15,500,000	15,674,058
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
6.500%, 7/25/43	4,374	5,123
1.689%, 10/25/44(l)	389,119	391,769
1.689%, 2/25/45(l)	503,243	504,716
Federal National Mortgage Association
1.196%, 1/1/21(l)	3,149,658	3,162,103
2.808%, 11/1/34(l)	305,880	324,347
2.316%, 1/1/35(l)	7,309	7,600
0.825%, 5/25/35(l)	50,270	50,136
2.742%, 5/25/35(l)	131,153	136,440
2.775%, 7/1/35(l)	66,647	69,546
2.650%, 12/1/35(l)	84,993	89,136
2.822%, 1/1/36(l)	48,110	51,264
2.806%, 3/1/36(l)	86,016	90,795
2.912%, 3/1/36(l)	65,942	69,576
0.584%, 12/25/36(l)	19,550	19,093
1.065%, 7/25/37(l)	531,900	534,284
0.725%, 10/27/37(l)	935,882	933,105
1.205%, 12/25/37(l)	1,304,723	1,317,946
1.075%, 9/25/41(l)	3,232,460	3,248,298
0.875%, 5/25/42(l)	23,410	23,226
0.974%, 6/25/42(l)	816,773	816,476
1.689%, 3/1/44(l)	233,849	236,282
1.689%, 7/1/44(l)	2,884	2,914
1.689%, 10/1/44(l)	18,806	19,001
Government National Mortgage Association
1.194%, 2/20/62(l)	8,061,060	8,100,858
1.544%, 2/20/62(l)	3,892,544	3,959,845
1.044%, 4/20/62(l)	4,006,038	4,003,956
1.064%, 4/20/62(l)	3,217,221	3,217,843
1.244%, 12/20/65(l)	4,957,454	4,947,822
1.332%, 6/20/66(b)(l)	4,004,433	4,008,711
3.705%, 9/20/66(l)†	4,000,000	4,545,241

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
National Credit Union Administration Guaranteed Notes
Series 2010-R3 2A
1.079%, 12/8/20(l)	$6,068,525	$6,063,784

		80,794,078

Municipal Bonds (0.4%)
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds, Series 2012C
1.580%, 12/1/33(l)	310,000	309,147
Regents of the University of California, General Revenue Bonds, Series Y-1
1.023%, 7/1/41(l)	2,400,000	2,400,288
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T
2.743%, 9/1/18	300,000	303,630
State of Texas Veterans Bonds, Taxable Refunding Series 2014C-2
0.873%, 6/1/17(l)	1,290,000	1,291,845
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945%, 3/1/19	500,000	515,950
3.195%, 9/1/19	500,000	520,220
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	815,000	781,585

		6,122,665

U.S. Treasuries (9.9%)
U.S. Treasury Notes
0.125%, 4/15/18 TIPS	38,726,688	39,137,559
0.125%, 4/15/20 TIPS(z)	93,615,271	95,446,891

		134,584,450

Total Government Securities		287,546,061

Total Long-Term Debt Securities (102.5%) (Cost $1,384,566,808)		1,388,565,759

SHORT-TERM INVESTMENTS:
Commercial Paper (1.0%)
AutoNation, Inc.
0.99%, 10/5/16(b)(n)(p)	3,000,000	2,999,588
Entergy Corp.
0.84%, 10/6/16(n)(p)	5,000,000	4,999,299
Schlumberger Holdings Corp.
0.84%, 12/7/16(b)(n)(p)	5,000,000	4,992,114

Total Commercial Paper		12,991,001

	Number of Shares	Value (Note 1)
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	4,200,050	4,200,050

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $1,400,082, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $1,428,000.(xx)	$1,400,000	1,400,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19- 3/16/26; total market value $1,020,001.(xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,970,471, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $3,029,772.(xx)	2,970,360	2,970,360
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,500,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,530,000.(xx)	1,500,000	1,500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $900,026, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $918,000.(xx)	900,000	900,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,500,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,530,031.(xx)	$1,500,000	$1,500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		11,270,360

Total Short-Term Investments (2.1%) (Cost $28,459,372)		28,461,411

Total Investments (104.6%) (Cost $1,413,026,180)		1,417,027,170
Other Assets Less Liabilities (-4.6%)		(61,897,493)

Net Assets (100%)		$1,355,129,677

†	Security (totaling $4,545,241 or 0.3% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $303,993,639 or 22.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security. At September 30, 2016, the market value of these securities amounted to $32,105,721 or 2.4% of net assets.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2016, the market value of these securities amounted to $18,975,806 or 1.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $11,026,310. This was secured by collateral of $11,270,360 which was received as cash and subsequently invested in short-term investments currently valued at $11,270,360, as reported in the Portfolio of Investments.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ABS — Asset-Backed Security

AGM — Insured by Assured Guaranty Municipal Corp.

CMO — Collateralized Mortgage Obligation

IO — Interest Only

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	2,029	December-16	$246,078,974	$246,555,203	$(476,229)
90 Day Eurodollar	1,230	December-19	302,879,498	303,410,250	(530,752)

					$(1,006,981)

Options Written:

Options written for the nine months ended September 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	8,195	$6,030,391
Options Written	1,613	516,730
Options Terminated in Closing Purchase Transactions	(9,363)	(6,339,066)
Options Expired	(445)	(208,055)
Options Exercised	—	—

Options Outstanding - September 30, 2016	—	$—

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage- Backed Securities
Asset-Backed Securities	$—	$33,724,869	$—	$33,724,869
Non-Agency CMO	—	78,069,656	—	78,069,656
Corporate Bonds
Consumer Discretionary	—	101,217,256	—	101,217,256
Consumer Staples	—	28,199,443	—	28,199,443
Energy	—	92,915,744	—	92,915,744
Financials	—	429,770,440	—	429,770,440
Health Care	—	99,301,275	—	99,301,275
Industrials	—	45,535,177	—	45,535,177
Information Technology	—	33,593,568	—	33,593,568
Materials	—	21,945,949	—	21,945,949
Real Estate	—	25,242,030	—	25,242,030
Telecommunication Services	—	26,895,726	—	26,895,726
Utilities	—	84,608,565	—	84,608,565
Government Securities
Agency ABS	—	66,044,868	—	66,044,868
Agency CMO	—	76,248,837	4,545,241	80,794,078
Municipal Bonds	—	6,122,665	—	6,122,665
U.S. Treasuries	—	134,584,450	—	134,584,450
Short-Term Investments
Commercial Paper	—	12,991,001	—	12,991,001
Investment Companies	4,200,050	—	—	4,200,050
Repurchase Agreements	—	11,270,360	—	11,270,360

Total Assets	$4,200,050	$1,408,281,879	$4,545,241	$1,417,027,170

Liabilities:
Futures	$(1,006,981)	$—	$—	$(1,006,981)

Total Liabilities	$(1,006,981)	$—	$—	$(1,006,981)

Total	$3,193,069	$1,408,281,879	$4,545,241	$1,416,020,189

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,140,524
Aggregate gross unrealized depreciation	(5,386,708)

Net unrealized appreciation	$3,753,816

Federal income tax cost of investments	$1,413,273,354

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.8%)
Asset-Backed Securities (2.3%)
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22§		$477,240	$505,874
Ally Master Owner Trust,
Series 2012-4 A
1.720%, 7/15/19		620,000	621,569
Series 2015-3 A
1.630%, 5/15/20		623,000	625,465
American Express Credit Account Master Trust,
Series 2014-2 A
1.260%, 1/15/20		194,000	194,372
Ares Enhanced Loan Investment Strategy IR Ltd.,
Series 2013-IRAR A1BR
2.465%, 7/23/25(l)§		1,200,000	1,200,013
ARI Fleet Lease Trust,
Series 2014-A A2
0.810%, 11/15/22§		26,177	26,153
Ascentium Equipment Receivables Trust,
Series 2016-1A A2
1.750%, 11/13/18(b)§		130,000	130,355
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§		821,000	837,682
Series 2016-1A A
2.990%, 6/20/22(b)§		207,000	212,350
Bank of The West Auto Trust,
Series 2015-1 A3
1.310%, 10/15/19(b)§		621,000	621,882
Barclays Dryrock Issuance Trust,
Series 2015-4 A
1.720%, 8/16/21		345,000	347,292
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	633,889
Series 2014-1 A
0.874%, 3/16/20(l)		200,000	199,918
Cadogan Square CLO IV B.V.,
Series 4X A
0.042%, 7/24/23(l)(m)	EUR	466,894	520,073
California Republic Auto Receivables Trust,
Series 2015-2 A
1.310%, 8/15/19		$267,000	266,979
Capital Auto Receivables Trust,
Series 2014-1 B
2.220%, 1/22/19		100,000	100,407
Capital One Multi-Asset Execution Trust,
Series 2015-A5 A5
1.600%, 5/17/21		397,000	399,958
Series 2016-A1 A1
0.974%, 2/15/22(l)		800,000	804,865
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR
1.926%, 4/20/22(l)§		1,363,988	1,363,778
CarMax Auto Owner Trust,
Series 2015-4 A3
1.560%, 11/16/20		433,000	435,231
Chrysler Capital Auto Receivables Trust,
Series 2016-AA A3
1.770%, 10/15/20§		484,000	485,816
CIFC Funding Ltd.,
Series 2012-1A A1R2
1.920%, 8/14/24(l)§		800,000	799,994
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21		147,479	148,056
Series 2015-A A4
1.850%, 4/15/21		311,723	315,439
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§		99,602	99,027
Series 2014-B A
1.110%, 11/15/18§		37,569	37,440
Dell Equipment Finance Trust,
Series 2015-1 A3
1.300%, 3/23/20(b)§		217,000	216,936
Series 2015-2 A2A
1.420%, 12/22/17(b)§		111,177	111,254
Discover Card Execution Note Trust,
Series 2015-A1 A1
0.874%, 8/17/20(l)		400,000	401,051
Series 2015-A2 A
1.900%, 10/17/22		567,000	576,294
Drive Auto Receivables Trust,
Series 2016-AA A2A
1.500%, 3/15/18(b)§		41,077	41,079
Series 2016-BA A2
1.380%, 8/15/18(b)§		397,658	397,535
Dryden XXII Senior Loan Fund,
Series 2011-22A A1R
1.850%, 1/15/22(l)§		849,871	847,288
Enterprise Fleet Financing LLC,
Series 2014-1 A2
0.870%, 9/20/19(b)§		36,708	36,670
Series 2014-2 A2
1.050%, 3/20/20§		148,108	147,704
Series 2015-1 A2
1.300%, 9/20/20§		376,930	375,915
Fifth Third Auto Trust,
Series 2014-3 A4
1.470%, 5/17/21		374,000	374,893
First National Master Note Trust,
Series 2013-2 A
1.054%, 10/15/19(l)		385,000	385,024
Flagship Credit Auto Trust,
Series 2016-3 A1
1.610%, 12/15/19(b)§		496,280	495,881
Ford Credit Auto Owner Trust,
Series 2012-D B
1.010%, 5/15/18		210,000	209,743
Series 2014-2 A
2.310%, 4/15/26§		412,000	422,267
Ford Credit Floorplan Master Owner Trust,
Series 2015-2 A1
1.980%, 1/15/22		447,000	451,819
Series 2016-1 A1
1.760%, 2/15/21		342,000	344,186
GM Financial Automobile Leasing Trust,
Series 2015-2 A3
1.680%, 12/20/18		572,000	575,114

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-3 A3
1.690%, 3/20/19		$607,000	$610,442
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§		303,782	302,064
Series 2016-1 A1
1.960%, 5/17/21§		431,000	433,985
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20		205,000	205,415
Series 2015-2 A3
1.300%, 3/16/20		621,000	621,603
Hertz Fleet Lease Funding LP,
Series 2013-3 A
1.068%, 12/10/27(l)§		97,034	97,076
Hertz Vehicle Financing II LP,
Series 2015-2A A
2.020%, 9/25/19§		260,000	259,500
Hertz Vehicle Financing LLC,
Series 2013-1A A2
1.830%, 8/25/19§		1,140,000	1,136,922
Series 2016-1A A
2.320%, 3/25/20(b)§		341,000	343,600
Hyundai Auto Lease Securitization Trust,
Series 2015-A A2
1.000%, 10/16/17§		43,201	43,208
Series 2015-B A3
1.400%, 11/15/18§		287,000	287,302
KKR Financial CLO Ltd.,
Series 2013-2A A1AR
2.165%, 1/23/26(l)§		800,000	800,499
Landmark VIII CLO Ltd.,
Series 2006-8A A1
0.928%, 10/19/20(l)§		744,689	743,315
Lockwood Grove CLO Ltd.,
Series 2014-1A A1
2.085%, 1/25/24(l)§		1,416,694	1,416,687
Malin CLO B.V.,
Series 2007-1A A1
0.000%, 5/7/23(l)§	EUR	658,038	737,237
Marlette Funding Trust,
Series 2016-1A A
3.060%, 1/17/23§		$162,965	163,018
Mercedes Benz Auto Lease Trust,
Series 2015-B A3
1.340%, 7/16/18		324,000	324,401
Navistar Financial Dealer Note Master Owner Trust,
Series 2014-1 A
1.274%, 10/25/19(l)§		321,000	321,080
NCF Dealer Floorplan Master Trust,
Series 2014-1A A
2.032%, 10/20/20(l)§		446,000	446,000
Neuberger Berman CLO Ltd.,
Series 2012-12A A2RR
1.931%, 7/25/23(l)§		800,000	797,519
Nissan Auto Lease Trust,
Series 2015-A A3
1.400%, 6/15/18		523,000	523,711
Palmer Square CLO Ltd.,
Series 2013-2A A1A
2.079%, 10/17/25(l)§		800,000	800,005
Penarth Master Issuer plc,
Series 2015-2A A1
0.931%, 5/18/19(l)§		1,700,000	1,698,399
RASC Trust,
Series 2003-KS3 A2
1.125%, 5/25/33(l)		24,384	22,687
Santander Drive Auto Receivables Trust,
Series 2015-3 A2A
1.020%, 9/17/18		26,646	26,642
Series 2015-4 A2A
1.200%, 12/17/18		80,770	80,706
SLM Private Education Loan Trust,
Series 2013-B A2A
1.850%, 6/17/30§		800,000	795,848
SoFi Consumer Loan Program LLC,
Series 2016-2A A
3.090%, 10/27/25§		208,000	209,007
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22		526,000	532,526
Series 2015-3 A
1.740%, 9/15/21		382,000	384,768
Series 2016-1 A
2.040%, 3/15/22		223,000	226,029
Taco Bell Funding LLC,
Series 2016-1A A2I
3.832%, 5/25/46§		257,000	261,159
TCF Auto Receivables Owner Trust,
Series 2015-1A A2
1.020%, 8/15/18(b)§		43,939	43,935
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2
1.830%, 7/15/26(b)(l)§		1,000,000	1,013,669
Venture XVIII CLO Ltd.,
Series 2014-18A A
2.130%, 10/15/26(b)(l)§		1,800,000	1,800,045
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1 A3
0.910%, 10/22/18		297,597	297,164
Wells Fargo Dealer Floorplan Master Note Trust,
Series 2014-1 A
0.912%, 7/20/19(l)		233,000	232,613
Series 2015-1 A
1.032%, 1/20/20(l)		530,000	528,797
Westlake Automobile Receivables Trust,
Series 2015-3A A2A
1.420%, 5/17/21(b)§		163,521	163,238
Series 2016-2A A2
1.570%, 6/17/19(b)§		249,000	248,736
World Financial Network Credit Card Master Trust,
Series 2013-A A
1.610%, 12/15/21		301,000	302,447

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-A A
1.004%, 2/15/22(l)	$343,000	$343,111

		38,970,645

Non-Agency CMO (4.5%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
3.124%, 9/25/35(l)	249,845	216,546
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	1,328,731	1,216,671
Series 2005-J12 2A1
0.795%, 8/25/35(l)	752,954	461,102
Series 2006-OA22 A1
0.685%, 2/25/47(l)	221,183	188,872
Series 2006-OA6 1A2
0.735%, 7/25/46(l)	73,699	63,454
Series 2006-OC7 2A2A
0.695%, 7/25/46(l)	964,932	827,029
Series 2007-OH1 A1D
0.735%, 4/25/47(l)	143,378	107,885
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.920%, 10/25/34(l)	34,072	34,102
Banc of America Commercial Mortgage, Inc.,
Series 2007-4 A1A
5.774%, 2/10/51(l)	593,475	606,972
Banc of America Funding Corp.,
Series 2004-A 1A3
3.039%, 9/20/34(l)	84,611	85,879
Series 2006-H 4A2
3.467%, 9/20/46(l)	409,645	339,448
Series 2006-J 4A1
3.002%, 1/20/47(l)	23,265	19,877
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.723%, 6/24/50(l)§	495,972	499,095
BBCMS Trust,
Series 2015-RRI A
1.674%, 5/15/32(l)§	1,625,786	1,624,053
BCAP LLC Trust,
Series 2013-RR1 10A2
8.788%, 10/26/36(l)§	793,894	731,235
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
3.156%, 2/25/34(l)	107,917	107,246
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
3.142%, 9/25/35(l)	331,002	286,409
Series 2006-4 21A1
2.950%, 8/25/36(l)	98,864	74,873
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
0.685%, 12/25/46(l)	894,281	731,620
Bear Stearns Structured Products, Inc.,
Series 2007-R6 1A1
2.966%, 1/26/36(l)	145,535	115,908
Bellemeade Reinsurance II Ltd.,
Series 2016-1A M2A
5.025%, 4/25/26(b)(l)§	228,715	229,100
Bellemeade Reinsurance Ltd.,
Series 2015-1A M1
3.025%, 7/25/25(b)(l)§	65,987	66,152
BHMS Mortgage Trust,
Series 2014-ATLS AFX
3.601%, 7/5/33§	450,000	466,159
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	630,000	668,952
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.175%, 8/25/34(l)	7,020	6,529
Series 2005-11 3A1
2.431%, 4/25/35(l)	144,482	118,113
Series 2005-2 1A1
1.165%, 3/25/35(l)	84,985	67,614
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 D
5.039%, 9/10/45(b)(l)§	257,595	244,183
Series 2015-GC27 A5
3.137%, 2/10/48	341,977	358,484
Series 2016-C1 A4
3.209%, 5/10/49	606,000	638,702
Citigroup Mortgage Loan Trust,
Series 2005-2 1A4
2.957%, 5/25/35(l)	111,625	107,878
Series 2005-3 2A2A
3.043%, 8/25/35(l)	44,438	43,347
Series 2009-7 5A2
5.500%, 12/25/35§	709,063	550,639
COMM Mortgage Trust,
Series 2010-RR1 GEA
5.543%, 12/11/49(l)§	518,026	521,045
Series 2013-CR6 A2
2.122%, 3/10/46	1,255,000	1,264,387
Series 2013-SFS A1
1.873%, 4/12/35§	223,662	223,610
Series 2014-SAVA A
1.675%, 6/15/34(l)§	140,706	140,768
Series 2015-CR26 ASB
3.373%, 10/10/48	3,000,000	3,195,298
Commercial Mortgage Trust,
Series 2007-GG9 A4
5.444%, 3/10/39	718,812	722,393
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2 A3
5.542%, 1/15/49(l)	19,477	19,514
Credit Suisse Mortgage Capital Certificates,
Series 2006-6 1A8
6.000%, 7/25/36	834,212	656,282
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	1,891,635	1,917,091
Series 2010-RR1 3A
5.723%, 6/10/49(l)§	1,393,368	1,399,648
CSAIL Commercial Mortgage Trust,
Series 2015-C3 A4
3.718%, 8/15/48	484,588	529,645
Series 2015-C4 A4
3.808%, 11/15/48	400,000	438,847

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.954%, 5/15/46(l)		$403,676	$412,017
EMF-NL B.V.,
Series 2008-2X A2
0.705%, 7/17/41(l)	EUR	765,000	701,012
EMF-NL Prime B.V.,
Series 2008-APRX A2
0.505%, 4/17/41(l)		348,875	329,745
Eurosail-UK plc,
Series 2007-4X A3
1.329%, 6/13/45(b)(l)(m)	GBP	1,100,000	1,368,713
Federal National Mortgage Association Connecticut Avenue Securities,
Series 2014-C01 M1
2.125%, 1/25/24(l)		$149,908	151,039
Series 2014-C02 2M1
1.475%, 5/25/24(l)		23,410	23,415
Series 2014-C03 1M1
1.725%, 7/25/24(l)		68,601	68,755
Series 2014-C04 2M1
2.625%, 11/25/24(l)		49,563	49,702
Series 2015-C01 1M1
2.025%, 2/25/25(l)		34,074	34,110
Series 2015-C01 2M2
5.075%, 2/25/25(l)		211,191	220,010
Series 2015-C02 2M1
1.725%, 5/25/25(l)		110,083	110,263
Series 2015-C03 1M1
2.025%, 7/25/25(l)		107,841	108,061
Series 2015-C03 2M1
2.025%, 7/25/25(l)		300,814	301,656
Series 2015-C04 2M1
2.225%, 4/25/28(l)		483,246	485,437
Series 2016-C01 1M1
2.475%, 8/25/28(l)		467,107	471,775
Series 2016-C01 2M1
2.625%, 8/25/28(l)		176,389	178,373
Series 2016-C02 1M1
2.675%, 9/25/28(l)		355,149	359,759
Series 2016-C03 1M1
2.525%, 10/25/28(l)		143,790	145,784
Series 2016-C03 2M1
2.725%, 10/25/28(l)		277,308	281,124
Series 2016-C04 1M1
1.975%, 1/25/29(l)		165,438	166,439
Series 2016-C05 2M1
1.875%, 1/25/29(l)		166,412	167,068
First Horizon Mortgage Pass- Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36		707,428	662,146
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2 M1
1.375%, 4/25/24(l)		8,702	8,703
Series 2014-DN3 M2
2.925%, 8/25/24(l)		234,622	236,012
Series 2014-HQ1 M2
3.025%, 8/25/24(l)		290,000	294,593
Series 2014-HQ2 M2
2.725%, 9/25/24(l)		250,000	256,586
Series 2014-HQ3 M2
3.175%, 10/25/24(l)		370,221	373,815
Series 2015-DNA1 M2
2.375%, 10/25/27(l)		110,000	111,782
Series 2015-DNA2 M2
3.125%, 12/25/27(l)		729,497	745,666
Series 2015-DNA3 M2
3.375%, 4/25/28(l)		255,815	263,311
Series 2015-HQ1 M2
2.725%, 3/25/25(l)		255,000	258,112
Series 2015-HQ2 M2
2.475%, 5/25/25(l)		300,000	306,476
Series 2015-HQA1 M2
3.175%, 3/25/28(l)		270,000	276,263
Series 2015-HQA2 M2
3.325%, 5/25/28(l)		513,147	529,331
Series 2016-DNA1 M2
3.425%, 7/25/28(l)		253,811	261,848
Series 2016-DNA2 M2
2.725%, 10/25/28(l)		253,000	256,655
Series 2016-DNA3 M2
2.525%, 12/25/28(l)		252,000	256,201
Series 2016-DNA4 M2
1.824%, 3/25/29(l)		428,000	428,154
Series 2016-HQA1 M2
3.275%, 9/25/28(l)		252,028	259,925
Series 2016-HQA2 M2
2.775%, 11/25/28(l)		259,000	264,451
GS Mortgage Securities Corp. II,
Series 2010-C1 A2
4.592%, 8/10/43§		4,623,000	5,030,561
Series 2013-G1 A2
3.557%, 4/10/31(l)§		507,108	521,309
Series 2013-KING A
2.706%, 12/10/27§		588,985	601,944
Series 2015-GC30 AAB
3.120%, 5/10/50		1,000,000	1,051,223
Series 2016-RENT A
3.203%, 2/10/29§		800,000	824,202
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		979,611	843,248
Series 2005-AR6 2A1
2.917%, 9/25/35(l)		260,179	264,313
Series 2006-2F 2A13
5.750%, 2/25/36		544,400	535,846
Series 2006-AR2 2A1
2.896%, 4/25/36(l)		241,375	219,159
Series 2007-AR1 2A1 2A1
2.993%, 3/25/47(l)		644,901	547,888
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A
0.721%, 1/19/38(l)		1,063,667	905,311
Series 2006-13 A
0.711%, 11/19/46(l)		144,293	106,484
Hercules Eclipse plc,
Series 2006-4 A
0.764%, 10/25/18(l)	GBP	298,144	380,383
Impac CMB Trust,
Series 2003-8 2A1
1.424%, 10/25/33(l)		$20,463	19,226
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.795%, 7/25/35(l)		426,231	285,958

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
2.958%, 8/25/35(l)		$844,976	$705,180
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§		120,048	120,097
Series 2007-LDPX A1A
5.439%, 1/15/49		419,006	422,654
Series 2010-C2 D
5.733%, 11/15/43(b)(l)§		330,600	349,049
Series 2012-C6 E
5.364%, 5/15/45(b)(l)§		189,221	186,458
Series 2012-LC9 E
4.563%, 12/15/47(b)(l)§		455,400	434,976
Series 2014-INN A
1.444%, 6/15/29(l)§		454,000	452,061
Series 2015-SGP A
2.224%, 7/15/36(l)§		435,000	434,023
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
3.185%, 8/25/34(l)		159,922	158,268
Series 2007-A1 3A3
3.119%, 7/25/35(l)		177,854	175,776
Series 2007-S3 1A90
7.000%, 8/25/37		88,692	77,895
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31 A3
3.801%, 8/15/48		515,000	565,228
Kensington Mortgage Securities plc,
Series 2007-1X A3C
1.026%, 6/14/40(l)(m)		1,178,469	1,106,619
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 A4
5.424%, 2/15/40		989,808	994,285
Lehman XS Trust,
Series 2006-4N A1C1
0.755%, 4/25/46(l)		289,925	239,610
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49(b)(l)§		271,069	271,442
Ludgate Funding plc,
Series 2007-1 A2A
0.543%, 1/1/61(l)(m)	GBP	1,022,787	1,221,179
Series 2008-W1X A1
1.123%, 1/1/61(l)(m)		165,339	204,081
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
2.745%, 12/25/32(l)		$43,747	43,014
Series 2005-2 3A
1.523%, 10/25/35(l)		60,085	57,465
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 D
4.421%, 2/15/46(b)(l)§		113,317	106,998
Series 2015-C27 ASB
3.557%, 12/15/47		800,000	861,204
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56		173,000	172,140
Series 2014-CPT B
3.560%, 7/13/29(l)§		800,000	842,007
Series 2015-XLF2 AFSA
2.474%, 8/15/26(b)(l)§		174,000	173,252
Series 2015-XLF2 SNMA
2.474%, 11/15/26(b)(l)§		174,000	174,571
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§		898,417	906,172
Series 2007-IQ14 A2FX
5.610%, 4/15/49		125,846	125,555
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.988%, 8/12/45(l)§		1,231,089	1,244,587
Nomura Resecuritization Trust,
Series 2014-7R 2A3
0.688%, 12/26/35(l)§		985,714	902,089
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§		4,590,000	5,002,289
RALI Trust,
Series 2005-QO2 A1
1.867%, 9/25/45(l)		724,270	615,910
Series 2007-QS2 A6
6.250%, 1/25/37		1,060,364	888,603
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§		306,418	314,855
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		526,430	527,970
Series 2010-RR4 CMLA
6.296%, 12/16/49(l)§		592,806	596,695
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
0.865%, 1/25/36(l)§		681,036	617,002
Residential Accredit Loans, Inc.,
Series 2006-QA6 A1
0.715%, 7/25/36(l)		1,298,191	1,041,651
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		25,525	19,582
Series 2006-A12 A1
6.250%, 11/25/36		225,634	157,978
Resource Capital Corp. Ltd.,
Series 2014-CRE2 A
1.580%, 4/15/32(l)§		102,579	101,470
Sequoia Mortgage Trust,
Series 10 2A1
1.292%, 10/20/27(l)		9,559	8,963
Series 2003-4 2A1
0.882%, 7/20/33(l)		38,768	34,294
SG Commercial Mortgage Securities Trust,
Series 2016-C5 A4
3.055%, 10/10/48		339,417	351,575
Starwood Retail Property Trust,
Series 2014-STAR A
1.744%, 11/15/27(b)(l)§		578,387	572,377

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.781%, 7/19/35(l)	$211,239	$186,939
Series 2006-AR3 11A1
0.735%, 4/25/36(l)	1,037,786	823,838
Series 2006-AR3 12A1
0.745%, 5/25/36(l)	626,319	484,763
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4
3.091%, 8/10/49	238,265	251,481
Series 2012-C4 A5
2.850%, 12/10/45	465,583	485,782
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 A3
5.888%, 6/15/49(l)	338,400	343,880
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.864%, 8/25/42(l)	41,232	40,102
Series 2005-AR17 A1A1
0.795%, 12/25/45(l)	74,352	71,434
Series 2006-AR14 1A4
2.237%, 11/25/36(l)	897,668	828,445
Series 2006-AR9 1A
1.507%, 8/25/46(l)	324,498	279,803
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-5 A6
6.000%, 6/25/37	576,486	543,742
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.452%, 11/15/49	275,000	275,243
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
3.275%, 11/25/25(b)(l)§	91,474	91,491
Series 2015-WF1 2M1
3.375%, 11/25/25(b)(l)§	71,130	71,148
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46	569,160	606,879
Series 2014-C20 A2
3.036%, 5/15/47	237,299	246,075
Series 2014-C23 D
4.137%, 10/15/57(b)(l)§	287,700	239,996

		77,704,188

Total Asset-Backed and Mortgage-Backed Securities		116,674,833

Corporate Bonds (9.7%)
Consumer Discretionary (0.8%)
Auto Components (0.0%)
Allison Transmission, Inc.
5.000%, 10/1/24(b)§	255,000	260,737
Dana, Inc.
6.000%, 9/15/23	89,000	92,838
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	361,078	367,289

		720,864

Automobiles (0.2%)
Daimler Finance North America LLC
2.000%, 8/3/18§	1,600,000	1,612,405
2.250%, 3/2/20§	775,000	786,229
General Motors Co.
3.500%, 10/2/18	180,000	184,896
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	1,020,000	1,015,950

		3,599,480

Hotels, Restaurants & Leisure (0.1%)
International Game Technology plc
6.250%, 2/15/22§	200,000	212,440
6.500%, 2/15/25§	250,000	267,500
MCE Finance Ltd.
5.000%, 2/15/21§	240,000	242,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25(x)§	1,700,000	1,717,000

		2,439,040

Household Durables (0.1%)
KB Home
4.750%, 5/15/19	147,000	150,583
Newell Brands, Inc.
3.150%, 4/1/21	434,000	452,018
3.850%, 4/1/23	128,000	137,005

		739,606

Media (0.4%)
21st Century Fox America, Inc.
4.000%, 10/1/23	103,000	113,007
6.150%, 2/15/41	365,000	461,780
Altice Luxembourg S.A.
7.625%, 2/15/25§	500,000	512,500
CBS Corp.
5.750%, 4/15/20	193,000	217,858
3.500%, 1/15/25	750,000	773,168
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25§	1,600,000	1,761,120
COX Communications, Inc.
2.950%, 6/30/23§	125,000	123,281
CSC Holdings LLC
6.750%, 11/15/21	65,000	68,575
Discovery Communications LLC
3.450%, 3/15/25	237,000	233,442
Time Warner Cable LLC
5.000%, 2/1/20	167,000	180,711
4.500%, 9/15/42	290,000	279,096
Time Warner, Inc.
3.400%, 6/15/22	76,000	80,620
3.550%, 6/1/24	131,000	139,092
3.600%, 7/15/25	320,000	340,680
7.625%, 4/15/31	157,000	221,328
Viacom, Inc.
5.625%, 9/15/19	108,000	117,996
4.375%, 3/15/43	185,000	168,811

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Ziggo Secured Finance B.V.
5.500%, 1/15/27(b)§		$255,000	$253,725

			6,046,790

Multiline Retail (0.0%)
Kohl’s Corp.
5.550%, 7/17/45		260,000	254,519

Textiles, Apparel & Luxury Goods (0.0%)
Hanesbrands, Inc.
4.625%, 5/15/24§		108,000	110,840

Total Consumer Discretionary			13,911,139

Consumer Staples (0.4%)
Food & Staples Retailing (0.1%)
CVS Health Corp.
3.875%, 7/20/25		315,000	342,318
CVS Pass-Through Trust
5.789%, 1/10/26§		304,077	332,336
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		440,000	473,287

			1,147,941

Food Products (0.2%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19		4,000	4,682
Grupo Bimbo S.A.B. de C.V.
3.875%, 6/27/24§		236,000	245,771
Kraft Heinz Foods Co.
2.800%, 7/2/20		180,000	186,585
3.500%, 7/15/22		705,000	749,044
Minerva Luxembourg S.A.
6.500%, 9/20/26(b)§		260,000	255,775
Tyson Foods, Inc.
2.650%, 8/15/19		1,858,000	1,905,323
3.950%, 8/15/24		277,000	298,939

			3,646,119

Tobacco (0.1%)
Altria Group, Inc.
2.625%, 1/14/20		440,000	454,573
Imperial Brands Finance plc
2.950%, 7/21/20§		1,000,000	1,028,589
Reynolds American, Inc.
5.850%, 8/15/45		108,000	140,883

			1,624,045

Total Consumer Staples			6,418,105

Energy (0.9%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	89,655
Halliburton Co.
5.000%, 11/15/45		430,000	470,288
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§		375,000	112,969
Schlumberger Holdings Corp.
3.625%, 12/21/22§		430,000	459,051

			1,131,963

Oil, Gas & Consumable Fuels (0.8%)
Cenovus Energy, Inc.
5.700%, 10/15/19		87,000	93,090
3.000%, 8/15/22		22,000	20,863
Ecopetrol S.A.
5.875%, 5/28/45		108,000	98,528
Encana Corp.
3.900%, 11/15/21(x)		165,000	165,309
Energy Transfer Partners LP
6.700%, 7/1/18		353,000	379,764
7.500%, 7/1/38		337,000	386,820
EnLink Midstream Partners LP
5.050%, 4/1/45		290,000	256,348
Enterprise Products Operating LLC
3.700%, 2/15/26		382,000	393,920
Hess Corp.
4.300%, 4/1/27		300,000	302,670
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	202,414
3.950%, 9/1/22		624,000	650,677
4.300%, 5/1/24(x)		800,000	825,927
Kinder Morgan, Inc.
5.000%, 2/15/21§		1,000,000	1,082,974
Korea National Oil Corp.
3.125%, 4/3/17§		710,000	716,156
MPLX LP
4.875%, 6/1/25		1,700,000	1,763,336
Noble Energy, Inc.
8.250%, 3/1/19		575,000	657,476
3.900%, 11/15/24(x)		234,000	238,812
Petrobras Global Finance B.V.
5.750%, 1/20/20		448,000	458,933
5.375%, 1/27/21		300,000	296,100
8.375%, 5/23/21		500,000	545,525
Petroleos Mexicanos
4.625%, 9/21/23(b)§		345,000	345,587
Plains All American Pipeline LP/Plains All American Finance Corp.
3.600%, 11/1/24		314,000	304,356
Regency Energy Partners LP/Regency Energy Finance Corp.
4.500%, 11/1/23		1,800,000	1,837,888
SM Energy Co.
6.500%, 1/1/23(x)		16,000	16,160
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	412,605
Ultrapar International S.A.
5.250%, 10/6/26(b)§		200,000	198,500
Western Gas Partners LP
4.650%, 7/1/26		1,000,000	1,051,700
Williams Partners LP
4.125%, 11/15/20		172,000	179,607
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23		400,000	408,037
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	148,607

			14,438,689

Total Energy			15,570,652

Financials (5.2%)
Banks (2.5%)
Banco Espirito Santo S.A.
4.000%, 1/21/19(m)†	EUR	1,700,000	420,133
Bank of America Corp.
5.750%, 12/1/17		$200,000	209,475

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
5.650%, 5/1/18		$270,000	$286,727
3.300%, 1/11/23		2,000,000	2,071,840
4.100%, 7/24/23		900,000	973,464
4.125%, 1/22/24		1,700,000	1,844,441
6.500%, 10/23/24(l)(y)		112,000	120,826
3.875%, 8/1/25		645,000	689,512
Bank of Nova Scotia
1.875%, 4/26/21		1,600,000	1,611,907
Barclays Bank plc
6.625%, 3/30/22(m)	EUR	59,000	81,119
7.625%, 11/21/22		$900,000	1,003,500
7.750%, 4/10/23(l)		355,000	372,750
6.860%, 6/15/32(l)(y)§		51,000	59,318
Barclays plc
2.917%, 8/10/21(l)		1,300,000	1,327,301
3.650%, 3/16/25		206,000	202,852
BNP Paribas S.A.
4.375%, 5/12/26(b)§		200,000	206,732
Capital One N.A./Virginia
1.954%, 8/17/18(l)		1,750,000	1,763,125
CIT Group, Inc.
5.250%, 3/15/18		500,000	518,750
Citigroup, Inc.
1.700%, 4/27/18		1,000,000	1,000,760
2.650%, 10/26/20		1,200,000	1,224,791
2.700%, 3/30/21		500,000	510,700
3.875%, 3/26/25		320,000	327,912
Commonwealth Bank of Australia/New York
1.750%, 11/2/18		900,000	904,480
Compass Bank
5.500%, 4/1/20		543,000	581,886
Cooperatieve Rabobank UA
6.875%, 3/19/20(b)(m)	EUR	600,000	794,658
4.375%, 8/4/25		$445,000	466,892
Credit Agricole S.A.
4.375%, 3/17/25(b)§		200,000	203,848
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	816,985
3.750%, 3/26/25		1,800,000	1,790,972
4.550%, 4/17/26§		250,000	262,643
HSBC Holdings plc
2.950%, 5/25/21		600,000	609,251
Intesa Sanpaolo S.p.A.
5.017%, 6/26/24§		240,000	220,697
JPMorgan Chase & Co.
6.300%, 4/23/19		89,000	98,955
2.250%, 1/23/20		1,700,000	1,719,424
2.750%, 6/23/20		400,000	410,691
4.400%, 7/22/20		1,121,000	1,217,980
2.550%, 3/1/21		700,000	711,890
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		306,000	310,309
Lloyds Banking Group plc
3.100%, 7/6/21(x)		1,410,000	1,440,608
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26		201,000	219,012
Mizuho Financial Group Cayman 3 Ltd.
4.600%, 3/27/24§		287,000	317,569
Novo Banco S.A.
5.000%, 4/23/19(x)	EUR	300,000	231,691
5.000%, 5/21/19(m)		800,000	620,089
5.000%, 5/23/19(m)		300,000	232,534
Rabobank Capital Funding Trust III
5.254%, 10/21/16(l)(y)§		$215,000	214,462
Royal Bank of Scotland Group plc
7.640%, 9/30/17(l)(y)		400,000	388,000
7.500%, 8/10/20(l)(y)		265,000	242,475
8.625%, 8/15/21(l)(x)(y)		260,000	256,438
Royal Bank of Scotland plc
6.934%, 4/9/18	EUR	600,000	731,638
9.500%, 3/16/22(l)(m)		$910,000	938,028
Santander Holdings USA, Inc.
2.275%, 11/24/17(l)		300,000	302,518
2.700%, 5/24/19(x)		800,000	810,201
Santander Issuances S.A.U.
5.179%, 11/19/25		400,000	408,314
Santander UK Group Holdings plc
2.875%, 8/5/21		1,149,000	1,149,998
Santander UK plc
5.000%, 11/7/23§		245,000	254,484
Societe Generale S.A.
5.922%, 4/5/17(l)(y)§		100,000	101,250
4.250%, 4/14/25§		1,400,000	1,397,206
4.250%, 8/19/26(b)§		205,000	204,199
Standard Chartered plc
6.409%, 1/30/17(l)(y)§		200,000	193,000
UBS Group Funding Jersey Ltd.
3.000%, 4/15/21§		1,000,000	1,027,445
4.125%, 9/24/25§		220,000	230,542
Westpac Banking Corp.
2.100%, 2/25/21§		2,400,000	2,432,845

			42,294,042

Capital Markets (0.6%)
Bank of New York Mellon Corp.
2.600%, 8/17/20		700,000	721,755
Deutsche Bank AG
2.717%, 5/10/19(l)		1,700,000	1,659,573
Goldman Sachs Group, Inc.
7.500%, 2/15/19		829,000	936,594
6.000%, 6/15/20		243,000	276,461
2.350%, 11/15/21		234,000	233,457
5.750%, 1/24/22		310,000	360,507
3.850%, 7/8/24		315,000	334,611
3.750%, 5/22/25		234,000	246,126
Hutchison Whampoa International Ltd.
1.625%, 10/31/17§		213,000	213,312
Israel Electric Corp. Ltd.
5.000%, 11/12/24(m)		231,000	253,234
Morgan Stanley
5.625%, 9/23/19		162,000	179,424
5.500%, 7/24/20		276,000	309,884
2.500%, 4/21/21		1,000,000	1,011,448
3.125%, 7/27/26		800,000	805,294
S&P Global, Inc.
4.400%, 2/15/26		316,000	355,765
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,255,162	1,269,543
UBS AG/Connecticut
1.402%, 6/1/17(l)		600,000	600,314
7.625%, 8/17/22		960,000	1,118,400

			10,885,702

Consumer Finance (0.6%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17		200,000	205,020

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
AGFC Capital Trust I
6.000%, 1/15/67(l)§		$1,070,000	$548,375
Ally Financial, Inc.
2.750%, 1/30/17		800,000	800,000
5.500%, 2/15/17		400,000	405,000
3.250%, 9/29/17		400,000	406,000
American Express Co.
6.150%, 8/28/17		637,000	663,827
Ford Motor Credit Co. LLC
2.943%, 1/8/19		900,000	922,019
3.200%, 1/15/21		1,700,000	1,745,650
5.875%, 8/2/21		700,000	801,227
3.664%, 9/8/24		538,000	554,043
General Motors Financial Co., Inc.
3.200%, 7/13/20		1,000,000	1,021,600
4.375%, 9/25/21		1,000,000	1,070,100
4.000%, 1/15/25		55,000	55,836
4.300%, 7/13/25		70,000	72,898
LeasePlan Corp. N.V.
2.875%, 1/22/19§		800,000	808,873
Navient Corp.
6.625%, 7/26/21		260,000	261,300

			10,341,768

Diversified Financial Services (0.8%)
Bank of America N.A.
1.150%, 6/15/17(l)		1,100,000	1,099,413
Delos Finance Sarl, Term Loan
3.588%, 2/27/21		3,000,000	3,017,250
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		3,570,000	3,723,401
4.375%, 11/30/21(l)	EUR	250,000	281,680
Murray Street Investment Trust I
4.647%, 3/9/17(e)		$2,261,000	2,294,741
National Credit Union Administration Guaranteed Notes
2.350%, 6/12/17		147,000	148,547
3.450%, 6/12/21		20,000	21,790
Nationwide Building Society
6.250%, 2/25/20§		372,000	422,567
4.000%, 9/14/26(b)§		435,000	433,472
Private Export Funding Corp.
1.375%, 2/15/17		92,000	92,241
4.375%, 3/15/19		20,000	21,596
2.050%, 11/15/22		79,000	80,644
Rio Oil Finance Trust
9.250%, 7/6/24(b)(m)		464,051	413,005
9.250%, 7/6/24§		464,051	413,006
U.S. Capital Funding II Ltd./U.S. Capital Funding II Corp.
1.507%, 8/1/34(l)§		700,000	469,000
Waha Aerospace B.V.
3.925%, 7/28/20§		446,000	461,833

			13,394,186

Insurance (0.1%)
American International Group, Inc.
4.875%, 6/1/22		430,000	483,295
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		161,000	179,146
5.125%, 4/15/22		180,000	204,627
Lincoln National Corp.
8.750%, 7/1/19		178,000	209,585
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	239,520
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		125,000	195,500
XLIT Ltd.
5.500%, 3/31/45		110,000	107,577

			1,619,250

Thrifts & Mortgage Finance (0.6%)
BPCE S.A.
5.700%, 10/22/23§		1,800,000	1,957,968
Realkredit Danmark A/S
1.000%, 4/1/17	DKK	54,100,000	8,214,304

			10,172,272

Total Financials			88,707,220

Health Care (0.3%)
Biotechnology (0.1%)
AbbVie, Inc.
3.600%, 5/14/25		$228,000	237,901
Amgen, Inc.
6.150%, 6/1/18		19,000	20,484
Baxalta, Inc.
5.250%, 6/23/45		180,000	213,396
Biogen, Inc.
4.050%, 9/15/25		360,000	391,675
Celgene Corp.
3.875%, 8/15/25		390,000	417,297
Gilead Sciences, Inc.
3.650%, 3/1/26		172,000	185,042

			1,465,795

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24		193,000	209,983
Medtronic, Inc.
3.500%, 3/15/25		445,000	480,520

			690,503

Health Care Providers & Services (0.0%)
Fresenius Medical Care U.S. Finance, Inc.
6.875%, 7/15/17		447,000	467,115
Laboratory Corp. of America Holdings
3.600%, 2/1/25		135,000	141,583

			608,698

Life Sciences Tools & Services (0.0%)
Thermo Fisher Scientific, Inc.
4.150%, 2/1/24		169,000	183,853

Pharmaceuticals (0.1%)
Actavis Funding SCS
3.850%, 6/15/24		103,000	109,664
3.800%, 3/15/25		388,000	411,542
AstraZeneca plc
6.450%, 9/15/37		120,000	166,792
Bayer U.S. Finance LLC
3.375%, 10/8/24§		211,000	217,611
Perrigo Finance Unlimited Co.
3.500%, 12/15/21		200,000	206,026
Teva Pharmaceutical Finance Netherlands III B.V.
2.800%, 7/21/23		326,000	326,851
3.150%, 10/1/26		220,000	221,709

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25§	$195,000	$167,953

		1,828,148

Total Health Care		4,776,997

Industrials (0.3%)
Airlines (0.1%)
American Airlines, Inc.
Series 2011-1 B
7.000%, 1/31/18§	718,084	746,807
Continental Airlines, Inc.
Series 2010-1 B
6.000%, 1/12/19	679,881	712,583
Series 2010-1 A
4.750%, 1/12/21	464,938	497,484
United Airlines, Inc.
Series 2009-2 A
9.750%, 1/15/17	99,623	101,735

		2,058,609

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.250%, 6/27/29§	254,000	91,440
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	783,810	139,636
SBA Tower Trust
3.156%, 10/15/20§	351,000	354,411

		585,487

Industrial Conglomerates (0.0%)
General Electric Co.
5.000%, 1/21/21(l)(y)	99,000	104,693

Machinery (0.0%)
SPX FLOW, Inc.
5.625%, 8/15/24(b)§	57,000	57,713
5.875%, 8/15/26(b)§	57,000	57,604

		115,317

Road & Rail (0.1%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.250%, 3/15/25(b)(x)§	149,000	143,427
Empresa de Transporte de Pasajeros Metro S.A.
4.750%, 2/4/24§	210,000	229,425
Penske Truck Leasing Co. Lp/PTL Finance Corp.
4.875%, 7/11/22(b)§	900,000	994,980

		1,367,832

Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	318,261
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	448,805	468,462
International Lease Finance Corp.
5.875%, 4/1/19	125,000	133,750

		920,473

Total Industrials		5,152,411

Information Technology (0.4%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23	193,000	191,756

Internet Software & Services (0.0%)
eBay, Inc.
3.800%, 3/9/22	115,000	123,433

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.500%, 4/15/23	60,000	62,936
5.000%, 10/15/25	2,000	2,286
Total System Services, Inc.
2.375%, 6/1/18	174,000	175,465
3.750%, 6/1/23	174,000	178,463

		419,150

Semiconductors & Semiconductor Equipment (0.1%)
Avago Technologies, Term Loan B
3.524%, 11/3/22	809,663	811,832
KLA-Tencor Corp.
4.650%, 11/1/24	312,000	341,036
Lam Research Corp.
2.800%, 6/15/21	133,000	136,529
Micron Technology, Inc.
7.500%, 9/15/23§	112,000	124,118
NXP B.V./NXP Funding LLC
4.125%, 6/1/21§	200,000	214,260

		1,627,775

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21	1,000,000	1,002,962

Technology Hardware, Storage & Peripherals (0.2%)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.420%, 6/15/21§	935,000	977,132
5.450%, 6/15/23§	800,000	853,401
7.125%, 6/15/24(x)§	180,000	197,334
Hewlett Packard Enterprise Co.
4.900%, 10/15/25§	435,000	462,223
HP, Inc.
4.650%, 12/9/21	130,000	141,650
Seagate HDD Cayman
4.750%, 1/1/25	170,000	159,375
Western Digital Corp.
7.375%, 4/1/23§	242,000	266,200

		3,057,315

Total Information Technology		6,422,391

Materials (0.1%)
Chemicals (0.1%)
Dow Chemical Co.
8.550%, 5/15/19	157,000	183,810
Eastman Chemical Co.
3.800%, 3/15/25	145,000	153,118
LYB International Finance B.V.
4.000%, 7/15/23	345,000	373,895
LyondellBasell Industries N.V.
5.750%, 4/15/24	270,000	323,328
Mosaic Co.
5.625%, 11/15/43	132,000	142,875
NOVA Chemicals Corp.
5.250%, 8/1/23§	166,000	170,150

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23(b)(x)§		$292,000	$286,909

			1,634,085

Containers & Packaging (0.0%)
International Paper Co.
4.750%, 2/15/22		165,000	183,838
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20		99,000	102,098

			285,936

Metals & Mining (0.0%)
Barrick Gold Corp.
4.100%, 5/1/23		51,000	55,126
Glencore Funding LLC
4.125%, 5/30/23§		137,000	135,972
Vale Overseas Ltd.
6.875%, 11/21/36		90,000	86,580
Yamana Gold, Inc.
4.950%, 7/15/24		171,000	176,411

			454,089

Total Materials			2,374,110

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.
5.050%, 9/1/20		613,000	677,646
Crown Castle International Corp.
4.875%, 4/15/22		1,156,000	1,287,845
Digital Realty Trust LP
3.400%, 10/1/20		800,000	829,377
HCP, Inc.
6.000%, 1/30/17		239,000	242,500
Host Hotels & Resorts LP
3.750%, 10/15/23		12,000	12,173
Kilroy Realty LP
4.375%, 10/1/25		1,700,000	1,841,548
WEA Finance LLC/Westfield UK & Europe Finance plc
3.250%, 10/5/20§		800,000	833,911
Welltower, Inc.
5.250%, 1/15/22		210,000	239,250

Total Real Estate			5,964,250

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
Altice Finco S.A.
7.625%, 2/15/25(x)§		200,000	199,500
AT&T, Inc.
4.600%, 2/15/21		335,000	369,174
2.800%, 2/17/21		500,000	514,296
3.800%, 3/15/22		123,000	131,780
3.600%, 2/17/23		425,000	447,690
3.400%, 5/15/25		540,000	554,794
4.750%, 5/15/46		116,000	120,974
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 5/1/26§		173,000	179,920
CenturyLink, Inc.
6.450%, 6/15/21		128,000	137,200
7.500%, 4/1/24		115,000	123,337
SFR Group S.A.
5.375%, 5/15/22§	EUR	225,000	259,831
7.375%, 5/1/26§		$900,000	918,000
Telefonica Emisiones S.A.U.
5.462%, 2/16/21		275,000	311,278
Verizon Communications, Inc.
2.606%, 9/14/18(l)		300,000	307,756
3.650%, 9/14/18		900,000	937,863
3.500%, 11/1/24		948,000	1,012,534
3.850%, 11/1/42		221,000	210,612
4.862%, 8/21/46		138,000	154,553
Wind Acquisition Finance S.A.
4.750%, 7/15/20§		200,000	201,500

			7,092,592

Wireless Telecommunication Services (0.1%)
Altice Financing S.A.
6.625%, 2/15/23§		1,000,000	1,022,200
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	52,834

			1,075,034

Total Telecommunication Services			8,167,626

Utilities (0.4%)
Electric Utilities (0.2%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		$1,530,000	1,652,067
Exelon Corp.
2.850%, 6/15/20		500,000	518,105
5.100%, 6/15/45		170,000	196,726
Southern Co.
2.350%, 7/1/21		1,000,000	1,012,176

			3,379,074

Gas Utilities (0.1%)
Sabine Pass Liquefaction LLC
5.875%, 6/30/26§		800,000	867,040
5.000%, 3/15/27(b)§		218,000	222,905
Talent Yield Investments Ltd.
4.500%, 4/25/22§		445,000	488,238

			1,578,183

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.
7.375%, 7/1/21		160,000	183,600
Constellation Energy Group, Inc.
5.150%, 12/1/20		139,000	154,681
Exelon Generation Co. LLC
4.250%, 6/15/22		176,000	188,110
NRG Energy, Inc.
7.625%, 1/15/18		391,000	416,415
6.250%, 5/1/24(x)		122,000	122,000
PSEG Power LLC
3.000%, 6/15/21		500,000	511,992

			1,576,798

Multi-Utilities (0.0%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		235,000	312,270

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
CMS Energy Corp.
5.050%, 3/15/22		$229,000	$261,128

			573,398

Total Utilities			7,107,453

Total Corporate Bonds			164,572,354

Government Securities (90.1%)
Agency ABS (0.5%)
EFS Volunteer LLC
Series 2010-1 A1
1.565%, 10/26/26(l)§		120,294	120,331
Pennsylvania Higher Education Assistance Agency
Series 2009-1 A1
1.615%, 7/25/29(l)		780,746	782,018
SBA Small Business Investment Cos.
Series 2008-P10B 1
5.944%, 8/10/18		363,374	385,443
SLM Student Loan Trust
Series 2008-9 A
2.215%, 4/25/23(l)		4,729,209	4,739,596
United States Small Business Administration
Series 2004-20A 1
4.930%, 1/1/24		61,123	65,439
Series 2004-20C 1
4.340%, 3/1/24		512,668	540,014
Series 2005-20B 1
4.625%, 2/1/25		47,448	50,874
Series 2008-20G 1
5.870%, 7/1/28		724,675	821,576

			7,505,291

Agency CMO (8.9%)
Federal Home Loan Mortgage Corp.
2.576%, 11/1/31(l)		3,879	4,084
5.500%, 1/1/35		107,826	122,346
5.500%, 7/1/35		71,727	81,393
3.500%, 11/15/46 TBA		4,000,000	4,215,156
4.000%, 11/15/46 TBA		2,000,000	2,143,125
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.879%, 5/19/17		2,767,511	2,809,403
Federal National Mortgage Association
5.000%, 2/1/24(l)		231	248
9.000%, 8/1/26		1,293	1,537
2.688%, 1/1/28(l)		31,336	32,542
3.500%, 6/1/30		30,919	32,753
3.500%, 12/1/30		1,252,543	1,326,864
1.940%, 3/1/33(l)		37,277	37,792
5.500%, 4/1/33		95,028	107,912
5.500%, 7/1/33		100,529	113,934
5.500%, 4/1/34		50,879	57,756
5.500%, 5/1/34		36,513	41,449
5.500%, 11/1/34		149,735	169,951
5.500%, 2/1/35		575,468	653,750
4.500%, 8/1/35		74,524	82,122
5.000%, 10/1/35		45,480	51,068
2.575%, 1/1/36(l)		580,694	609,043
5.000%, 7/1/36		57,261	64,298
2.335%, 2/1/37(l)		126,500	131,850
4.500%, 7/1/37		15,708	17,287
4.500%, 8/1/37		19,345	21,318
4.500%, 4/1/38		156,643	172,466
4.500%, 2/1/39		687,505	756,954
4.500%, 3/1/39		719,286	791,945
4.500%, 4/1/39		417,542	459,720
4.500%, 5/1/39		7,878	8,673
4.500%, 6/1/39		64,863	71,415
4.500%, 7/1/39		609,839	674,639
5.000%, 12/1/39		161,266	180,278
4.500%, 1/1/40		66,756	73,499
2.687%, 12/1/40(l)		11,728	12,231
4.500%, 3/1/41		103,608	114,009
4.500%, 5/1/41		7,147	7,929
4.500%, 7/1/41		5,535	6,105
3.500%, 5/1/42		456,694	490,322
4.500%, 9/1/42		255,068	280,834
4.500%, 11/1/42		95,263	104,886
3.500%, 3/1/45		736,994	792,758
3.500%, 4/1/45		2,174,388	2,326,287
3.000%, 5/1/45		166,170	172,843
3.500%, 5/1/45		786,771	846,301
4.000%, 5/1/45		54,863	58,944
3.500%, 6/1/45		1,948,630	2,096,071
3.000%, 8/1/45		1,377,528	1,432,844
3.500%, 9/1/45		1,473,426	1,585,372
4.000%, 1/1/46		1,628,155	1,748,231
2.500%, 11/25/31 TBA		2,570,000	2,657,039
3.500%, 10/25/46 TBA		32,000,000	33,770,000
3.000%, 11/25/46 TBA		24,900,000	25,827,913
3.500%, 11/25/46 TBA		3,425,000	3,610,298
4.000%, 11/25/46 TBA		27,610,000	29,614,961
4.500%, 11/25/46 TBA		11,392,000	12,463,115
3.000%, 12/25/46 TBA		5,000,000	5,175,781
Government National Mortgage Association
8.500%, 10/15/17		35	35
8.500%, 11/15/17		110	111
8.000%, 7/15/26		227	254
1.875%, 7/20/27(l)		1,964	2,013
3.000%, 5/15/43		454,965	478,353
3.500%, 3/20/45		2,398,459	2,549,394
3.000%, 7/15/45		902,851	946,159
1.094%, 8/20/65(l)		785,783	777,673
1.294%, 5/20/66(l)		797,610	798,413
1.294%, 7/20/66(l)		1,000,000	1,001,049
3.000%, 10/15/46 TBA		1,000,000	1,047,110
3.500%, 10/15/46 TBA		1,000,000	1,063,125
3.000%, 11/15/46 TBA		770,000	805,161
4.000%, 11/15/46 TBA		1,000,000	1,071,094

			151,853,588

Foreign Governments (1.9%)
Eksportfinans ASA
2.875%, 11/16/16	CHF	65,000	67,074
5.500%, 6/26/17		$491,000	503,275
Export-Import Bank of Korea
4.000%, 1/29/21		905,000	988,734
Hellenic Railways Organization S.A.
4.028%, 3/17/17	EUR	200,000	218,337

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Japanese Treasury Bill (Zero Coupon), 10/24/16	JPY	920,000,000	$9,073,021
Kingdom of Jordan
2.578%, 6/30/22		$7,191,000	7,586,505
Republic of Panama
9.375%, 4/1/29		190,000	294,500
Republic of Slovenia
5.500%, 10/26/22(m)		2,100,000	2,440,365
Republic of Ukraine
1.471%, 9/29/21		11,300,000	11,321,470
State of Qatar
2.375%, 6/2/21(b)§		225,000	226,631
United Kingdom Gilt
1.750%, 9/7/22	GBP	90,279	126,658
United Mexican States
5.950%, 3/19/19		$106,000	117,792

			32,964,362

Municipal Bonds (1.2%)
City of Chicago Taxable General Obligation Bonds, Series 2008A
5.630%, 1/1/22		700,000	706,566
City of Chicago Taxable General Obligation Bonds, Series 2015B
7.750%, 1/1/42		600,000	645,270
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20		510,000	563,438
4.325%, 11/1/21		830,000	935,725
4.525%, 11/1/22		1,145,000	1,316,876
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718%, 4/1/19		445,000	483,199
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591%, 8/1/20(b)		2,360,000	2,678,883
5.841%, 8/1/21(b)		255,000	305,577
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628%, 7/1/40		670,000	772,791
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249%, 12/1/34		255,000	284,310
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series 2010A-2
5.854%, 1/15/30		670,000	841,701
New York & New Jersey Port Authority, Consolidated Bonds, General Obligation Bonds, Series 2010
5.647%, 11/1/40		315,000	415,211
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311%, 6/1/40		1,770,000	2,326,806
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22		955,000	1,109,825
5.435%, 5/15/23		1,260,000	1,497,308
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30		2,615,000	3,409,725
State of Illinois, Revenue Bonds, Series 2009A
6.184%, 1/1/34		637,000	867,830
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds, Series 2010B
5.028%, 4/1/26		805,000	978,461

			20,139,502

U.S. Government Agencies (29.6%)
Federal Farm Credit Bank
4.875%, 1/17/17		3,859,000	3,909,528
0.750%, 4/18/18		50,000,000	49,932,810
0.875%, 6/13/18		40,000,000	40,037,648
Federal Home Loan Bank
0.501%, 11/18/16(l)		4,160,000	4,160,753
4.750%, 12/16/16		2,158,000	2,176,911
4.875%, 5/17/17		1,790,000	1,838,126
0.875%, 5/24/17		26,925,000	26,955,673
5.250%, 6/5/17		1,773,000	1,828,162
1.000%, 6/9/17		1,815,000	1,819,509
1.000%, 6/21/17		11,785,000	11,814,378
2.250%, 9/8/17		245,000	248,490
0.625%, 10/26/17		22,560,000	22,532,939
5.000%, 11/17/17		23,045,000	24,143,910
1.125%, 4/25/18		9,405,000	9,448,454
4.750%, 6/8/18		150,000	159,897
1.875%, 3/8/19		3,440,000	3,518,428
5.375%, 5/15/19		215,000	239,682
1.625%, 6/14/19		525,000	533,858
4.125%, 12/13/19		50,000	54,770
4.125%, 3/13/20		1,819,000	2,005,396
4.625%, 9/11/20		1,025,000	1,162,357
3.625%, 3/12/21		50,000	55,224
5.625%, 6/11/21		150,000	179,666
Federal Home Loan Mortgage Corp.
5.125%, 10/18/16		3,025,000	3,032,063
5.000%, 2/16/17		2,112,000	2,147,535
1.000%, 3/8/17		8,236,000	8,252,304
5.000%, 4/18/17		1,785,000	1,829,014
1.250%, 5/12/17		2,430,000	2,439,462
1.000%, 6/29/17		1,810,000	1,814,533
1.000%, 7/25/17		350,000	350,786
1.000%, 7/28/17		2,980,000	2,988,316
5.500%, 8/23/17		1,730,000	1,802,389
5.125%, 11/17/17		2,315,000	2,427,870
0.750%, 1/12/18		393,000	392,794
0.875%, 3/7/18		5,136,000	5,141,626
4.875%, 6/13/18		3,664,000	3,912,647
3.750%, 3/27/19		2,777,000	2,967,555
1.750%, 5/30/19		2,592,000	2,647,338
2.000%, 7/30/19		64,000	65,853
1.250%, 8/1/19		5,480,000	5,521,820
1.250%, 10/2/19		9,647,000	9,710,747

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 5/1/20	$30,198,000	$30,540,506
2.375%, 1/13/22	19,204,000	20,223,022
Federal National Mortgage Association
1.375%, 11/15/16	4,691,000	4,696,540
4.875%, 12/15/16	3,743,000	3,777,456
1.250%, 1/30/17	2,925,000	2,933,046
5.000%, 2/13/17	2,220,000	2,257,233
1.125%, 4/27/17	2,440,000	2,447,656
5.000%, 5/11/17	2,570,000	2,639,555
(Zero Coupon), 6/1/17	100,000	99,564
5.375%, 6/12/17	4,086,000	4,220,602
0.875%, 8/28/17	4,826,000	4,832,675
0.875%, 10/26/17	14,146,000	14,166,582
0.900%, 11/7/17	318,000	318,016
0.875%, 12/20/17	11,312,000	11,326,592
1.000%, 12/28/17	159,000	159,023
0.875%, 2/8/18	8,806,000	8,815,709
1.000%, 4/30/18	392,000	392,101
1.750%, 1/30/19	277,000	282,129
1.750%, 6/20/19	38,413,000	39,250,741
1.750%, 9/12/19	25,075,000	25,640,780
(Zero Coupon), 10/9/19	975,000	936,096
1.625%, 1/21/20	8,660,000	8,817,173
1.500%, 11/30/20	10,455,000	10,597,491
1.375%, 2/26/21	22,630,000	22,777,525
1.875%, 9/24/26	8,457,000	8,426,868
Financing Corp.
10.700%, 10/6/17	380,000	418,647
9.650%, 11/2/18	140,000	165,333
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,157,000	3,973,058
Tennessee Valley Authority
5.500%, 7/18/17	930,000	965,301
3.875%, 2/15/21	818,000	908,232
1.875%, 8/15/22	850,000	868,787

		504,075,260

U.S. Treasuries (48.0%)
U.S. Treasury Bonds
9.125%, 5/15/18	200,000	226,902
9.000%, 11/15/18	200,000	234,681
8.875%, 2/15/19	700,000	833,427
8.125%, 8/15/19	200,000	240,823
8.500%, 2/15/20	3,002,000	3,753,204
8.750%, 5/15/20	200,000	254,939
7.875%, 2/15/21	798,000	1,028,229
8.125%, 5/15/21	355,000	466,542
8.000%, 11/15/21	265,000	354,537
2.375%, 1/15/25 TIPS	510,664	609,073
2.000%, 1/15/26 TIPS	3,499,310	4,115,387
6.000%, 2/15/26	1,710,000	2,372,171
2.375%, 1/15/27 TIPS	2,658,672	3,265,111
1.750%, 1/15/28 TIPS	9,485,193	11,121,350
2.500%, 1/15/29 TIPS	4,837,589	6,151,592
3.875%, 4/15/29 TIPS	1,339,862	1,933,197
4.250%, 5/15/39	400,000	549,625
4.375%, 11/15/39	500,000	698,828
4.625%, 2/15/40	4,193,300	6,065,412
4.375%, 5/15/40	800,000	1,120,637
3.000%, 5/15/42	1,010,500	1,155,176
2.750%, 8/15/42	1,300,000	1,420,691
2.750%, 11/15/42	2,800,000	3,056,584
2.875%, 5/15/43	200,000	223,253
3.625%, 8/15/43	627,300	801,066
3.750%, 11/15/43	180,000	234,974
3.625%, 2/15/44	1,055,000	1,347,167
3.125%, 8/15/44	7,559,100	8,852,505
3.000%, 11/15/44	483,700	553,241
0.750%, 2/15/45 TIPS	2,861,432	2,961,080
2.500%, 2/15/45	3,963,300	4,108,181
3.000%, 5/15/45	1,638,000	1,873,089
2.875%, 8/15/45	3,625,000	4,049,781
1.000%, 2/15/46 TIPS	710,941	788,894
2.500%, 2/15/46	250,000	259,233
2.250%, 8/15/46	1,200,000	1,181,850
U.S. Treasury Notes
3.875%, 5/15/18	350,000	367,745
1.375%, 2/28/19	1,000,000	1,012,734
1.500%, 3/31/19	4,628,000	4,703,205
0.125%, 4/15/19 TIPS	3,533,907	3,593,754
1.250%, 4/30/19	13,903,200	14,046,142
3.125%, 5/15/19	1,500,000	1,588,113
1.500%, 5/31/19	33,549,000	34,109,899
1.000%, 6/30/19	2,667,000	2,677,210
0.875%, 7/31/19	1,700,000	1,700,266
3.625%, 8/15/19	10,879,000	11,722,633
1.000%, 8/31/19	1,736,000	1,741,561
1.000%, 9/30/19	2,677,000	2,684,947
1.250%, 10/31/19	7,972,000	8,052,343
3.375%, 11/15/19	6,019,000	6,470,331
1.000%, 11/30/19	8,097,600	8,113,415
1.125%, 12/31/19	2,677,000	2,692,058
1.375%, 1/31/20	2,627,000	2,661,479
1.250%, 2/29/20	2,657,000	2,680,788
1.125%, 3/31/20	1,746,000	1,754,594
1.375%, 3/31/20	35,285,000	35,748,115
0.125%, 4/15/20 TIPS#	2,877,308	2,933,604
1.125%, 4/30/20	946,000	950,065
3.500%, 5/15/20	9,360,000	10,180,170
1.500%, 5/31/20	5,311,000	5,402,159
1.625%, 7/31/20	22,615,000	23,107,584
2.625%, 8/15/20	18,507,000	19,601,659
1.375%, 8/31/20	28,695,000	29,046,961
2.625%, 11/15/20	21,358,000	22,674,520
3.625%, 2/15/21	20,115,000	22,253,790
2.000%, 2/28/21(z)	8,700,000	9,023,123
1.250%, 3/31/21	31,175,000	31,339,644
2.250%, 3/31/21(z)	9,300,000	9,750,614
0.125%, 4/15/21 TIPS	1,281,432	1,244,461
3.125%, 5/15/21	8,723,000	9,491,714
1.375%, 5/31/21	7,686,000	7,770,186
2.125%, 8/15/21	17,221,000	17,984,240
1.125%, 9/30/21	9,862,000	9,848,902
2.125%, 9/30/21(z)	12,000,000	12,540,000
2.000%, 11/15/21	3,135,000	3,256,873
2.000%, 2/15/22	5,086,000	5,286,341
1.750%, 5/15/22	14,883,000	15,258,564
0.125%, 7/15/22 TIPS	1,255,752	1,285,967
1.625%, 8/15/22	47,974,800	48,842,846
1.750%, 9/30/22	2,200,000	2,254,364
1.625%, 11/15/22	11,372,800	11,563,916
2.000%, 2/15/23	6,260,000	6,502,721
1.750%, 5/15/23	12,875,600	13,166,106
2.500%, 8/15/23	16,810,000	18,012,308
2.750%, 11/15/23	10,350,000	11,279,074
2.750%, 2/15/24	21,731,000	23,715,312
2.500%, 5/15/24	47,996,000	51,579,199
0.125%, 7/15/24 TIPS	20,218,926	20,531,974
2.375%, 8/15/24	12,515,000	13,335,906

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 11/15/24	$21,930,000	$23,167,054
0.250%, 1/15/25 TIPS	1,729,249	1,763,061
2.000%, 2/15/25	21,155,000	21,922,288
2.125%, 5/15/25	30,428,000	31,836,211
0.375%, 7/15/25 TIPS	3,802,343	3,930,366
2.000%, 8/15/25	1,158,900	1,200,261
2.250%, 11/15/25	14,985,000	15,832,015
1.625%, 5/15/26	382,100	382,976

		817,432,863

Total Government Securities		1,533,970,866

Total Long-Term Debt Securities (106.6%) (Cost $1,774,773,889)		1,815,218,053

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	18

Total Consumer Staples		18

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	552

Total Financials		552

Total Common Stocks (0.0%) (Cost $–)		570

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.3%)
Bank of Nova Scotia/Houston
1.14%, 3/17/17(l)(p)	$1,750,000	1,750,404
Cooperatieve Rabobank UA/New York
1.11%, 2/24/17(l)(p)	1,733,000	1,733,801
Wells Fargo Bank N.A.
0.87%, 10/5/16(l)(p)	1,737,000	1,737,080

Total Certificates of Deposit		5,221,285

Government Securities (0.5%)
Federal Home Loan Bank
0.23%, 10/31/16(o)(p)	2,300,000	2,299,539
0.25%, 11/18/16(o)(p)	2,100,000	2,099,277
0.27%, 11/23/16(o)(p)	700,000	699,712
0.40%, 2/10/17(o)(p)	2,625,000	2,621,085
Financing Corp.
0.73%, 2/8/18(p)	70,000	78,173
0.98%, 9/26/19(p)	30,000	36,720

Total Government Securities		7,834,506

	Number of Shares	Value (Note 1)
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	9,214,907	9,214,907

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $250,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $255,000.(xx)	$250,000	250,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $500,029, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $510,000.(xx)	500,000	500,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $400,017, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%- 2.625%, maturing 3/13/19- 3/16/26; total market value $408,000.(xx)	400,000	400,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,317,879, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,344,189.(xx)	1,317,830	1,317,830
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $400,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $408,022.(xx)	400,000	400,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $500,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $510,000.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

15

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $200,006, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $204,000.(xx)	$200,000	$200,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,567,830

Total Short-Term Investments (1.6%) (Cost $26,835,647)		26,838,528

Total Investments (108.2%) (Cost $1,801,609,536)		1,842,057,151
Other Assets Less Liabilities (-8.2%)		(140,214,603)

Net Assets (100%)		$1,701,842,548

*	Non-income producing.

†	Securities (totaling $420,133 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $98,398,125 or 5.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $616,603.

(b)	Illiquid Security. At September 30, 2016, the market value of these securities amounted to $20,391,578 or 1.2% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2016, the market value of these securities amounted to $10,613,830 or 0.6% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2016.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $4,464,731. This was secured by collateral of $4,567,830 which was received as cash and subsequently invested in short-term investments currently valued at $4,567,830, as reported in the Portfolio of Investments.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2016.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

16

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Glossary:

ABS	—	Asset-Backed Security

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

CLO	—	Collateralized Loan Obligation

CMO	—	Collateralized Mortgage Obligation

DKK	—	Denmark Krone

EUR	—	European Currency Unit

GBP	—	British Pound

JPY	—	Japanese Yen

PIK	—	Payment-in Kind Security

REMIC	—	Real Estate Mortgage Investment Conduit

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	13	December-16	$1,698,943	$1,704,625	$5,682
5 Year U.S. Treasury Notes	267	December-16	32,440,538	32,444,671	4,133
U.S. Ultra Bond	6	December-16	1,112,635	1,103,250	(9,385)

					$430

Sales
10 Year Canadian Bond	32	December-16	$3,576,656	$3,583,551	$(6,895)
10 Year U.S. Treasury Notes	64	December-16	8,371,973	8,392,000	(20,027)
90 Day Eurodollar	88	March-17	21,627,314	21,792,100	(164,786)
90 Day Eurodollar	70	June-17	17,191,829	17,327,625	(135,796)
90 Day Eurodollar	131	September-17	32,266,187	32,415,950	(149,763)
90 Day Eurodollar	244	December-17	60,157,103	60,350,350	(193,247)
90 Day Eurodollar	243	March-18	59,745,255	60,090,862	(345,607)
90 Day Eurodollar	170	June-18	42,012,950	42,026,125	(13,175)
90 Day Eurodollar	66	September-18	16,271,401	16,310,250	(38,849)
90 Day Eurodollar	125	December-18	30,772,242	30,876,563	(104,321)
90 Day Sterling	49	September-17	7,865,302	7,917,483	(52,181)
90 Day Sterling	119	March-18	19,051,723	19,230,104	(178,381)
U.S. Long Bond	2	December-16	331,990	336,312	(4,322)

					$(1,407,350)

					$(1,406,920)

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/4/16	Bank of America	260	$336,999	$344,919	$(7,920)
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	1,425	1,086,507	1,086,817	(310)
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	2,236	1,704,863	1,706,926	(2,063)
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	1,520	1,158,941	1,177,508	(18,567)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	JPMorgan Chase Bank	67	10,221	10,202	19
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	Bank of America	713,700	7,050,228	7,096,042	(45,814)
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	2,300	22,721	22,590	131
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	54,300	536,398	542,013	(5,615)
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	65,100	643,085	645,005	(1,920)
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	86,100	850,532	859,476	(8,944)
Singapore Dollar vs. U.S. Dollar, expiring 11/10/16	Deutsche Bank AG	1,459	1,070,483	1,072,000	(1,517)

					$(92,520)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	446	$335,989	$341,346	$(5,357)
Australian Dollar vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	873	665,261	668,151	(2,890)
British Pound vs. U.S. Dollar, expiring 10/4/16	Bank of America	2,832	3,746,878	3,670,697	76,181
British Pound vs. U.S. Dollar, expiring 11/2/16	JPMorgan Chase Bank	2,572	3,334,372	3,335,739	(1,367)
Canadian Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	93	72,321	70,781	1,540

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	1,777	$1,363,621	$1,354,893	$8,728
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	2,890	2,238,867	2,203,513	35,354
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	737	570,761	561,934	8,827
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	54,708	8,608,925	8,328,464	280,461
European Union Euro vs. U.S. Dollar, expiring 10/4/16	Bank of America	5,586	6,254,253	6,275,033	(20,780)
European Union Euro vs. U.S. Dollar, expiring 10/6/16	JPMorgan Chase Bank	266	295,487	299,012	(3,525)
European Union Euro vs. U.S. Dollar, expiring 11/2/16	Bank of America	5,586	6,282,910	6,283,750	(840)
Japanese Yen vs. U.S. Dollar, expiring 10/27/16	Barclays Bank plc	920,650	8,728,447	9,087,788	(359,341)
Korean Won vs. U.S. Dollar, expiring 11/10/16	Bank of America	1,127	1,000	1,023	(23)
Korean Won vs. U.S. Dollar, expiring 11/10/16	Bank of America	730,490	648,000	663,090	(15,090)
Korean Won vs. U.S. Dollar, expiring 11/10/16	Deutsche Bank AG	7,379,873	6,707,573	6,698,954	8,619
Korean Won vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	690,720	622,999	626,989	(3,990)
Korean Won vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	315,153	285,000	286,075	(1,075)
Korean Won vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	425,379	380,999	386,130	(5,131)
Korean Won vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	55,297	48,999	50,194	(1,195)
Malaysian Ringgit vs. U.S. Dollar, expiring 11/15/16	Deutsche Bank AG	4,871	1,200,420	1,175,205	25,215
Mexican Peso vs. U.S. Dollar, expiring 10/20/16	JPMorgan Chase Bank	20,163	1,024,395	1,037,899	(13,504)
Mexican Peso vs. U.S. Dollar, expiring 10/20/16	JPMorgan Chase Bank	41,958	2,133,359	2,159,807	(26,448)
Mexican Peso vs. U.S. Dollar, expiring 10/20/16	JPMorgan Chase Bank	8,332	423,783	428,893	(5,110)
Singapore Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	5,844	4,340,468	4,286,761	53,707
Singapore Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	1,218	900,000	893,089	6,911
Singapore Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	249	183,669	182,636	1,033
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	Bank of America	25,490	798,574	814,046	(15,472)
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	Bank of America	8,821	278,000	281,699	(3,699)
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	6,108	193,000	195,075	(2,075)
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	6,798	215,000	217,106	(2,106)
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	22,631	711,000	722,732	(11,732)

					$5,826

					$(86,694)

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Options Written:

Options written for the nine months ended September 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	—	$—
Options Written	1,434	496,105
Options Terminated in Closing Purchase Transactions	(953)	(328,765)
Options Expired	(481)	(167,340)
Options Exercised	—	—

Options Outstanding - September 30, 2016	—	$—

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$38,970,645	$—	$38,970,645
Non-Agency CMO	—	77,704,188	—	77,704,188
Common Stocks
Consumer Staples	18	—	—	18
Financials	552	—	—	552
Corporate Bonds
Consumer Discretionary	—	13,911,139	—	13,911,139
Consumer Staples	—	6,418,105	—	6,418,105
Energy	—	15,570,652	—	15,570,652
Financials	—	88,287,087	420,133	88,707,220
Health Care	—	4,776,997	—	4,776,997
Industrials	—	5,152,411	—	5,152,411
Information Technology	—	6,422,391	—	6,422,391
Materials	—	2,374,110	—	2,374,110
Real Estate	—	5,964,250	—	5,964,250
Telecommunication Services	—	8,167,626	—	8,167,626
Utilities	—	7,107,453	—	7,107,453
Forward Currency Contracts	—	506,726	—	506,726
Futures	9,815	—	—	9,815
Government Securities
Agency ABS	—	7,505,291	—	7,505,291
Agency CMO	—	151,853,588	—	151,853,588
Foreign Governments	—	32,964,362	—	32,964,362
Municipal Bonds	—	20,139,502	—	20,139,502
U.S. Government Agencies	—	504,075,260	—	504,075,260
U.S. Treasuries	—	817,432,863	—	817,432,863
Short-Term Investments
Certificates of Deposit	—	5,221,285	—	5,221,285
Government Securities	—	7,834,506	—	7,834,506
Investment Companies	9,214,907	—	—	9,214,907
Repurchase Agreements	—	4,567,830	—	4,567,830

Total Assets	$9,225,292	$1,832,928,267	$420,133	$1,842,573,692

Liabilities:
Forward Currency Contracts	$—	$(593,420)	$—	$(593,420)
Futures	(1,416,735)	—	—	(1,416,735)

Total Liabilities	$(1,416,735)	$(593,420)	$—	$(2,010,155)

Total	$7,808,557	$1,832,334,847	$420,133	$1,840,563,537

(a)	Securities with a market value of $572,026 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,119,661
Aggregate gross unrealized depreciation	(8,065,837)

Net unrealized appreciation	$38,053,824

Federal income tax cost of investments	$1,804,003,327

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$784,802
Cooper Tire & Rubber Co.	33,322	1,266,902
Cooper-Standard Holding, Inc.*	7,900	780,520
Dana, Inc.	99,465	1,550,659
Dorman Products, Inc.*	17,700	1,131,030
Drew Industries, Inc.	13,370	1,310,527
Federal-Mogul Holdings Corp.*	23,100	221,991
Fox Factory Holding Corp.*	8,700	199,839
Gentherm, Inc.*	22,600	710,092
Horizon Global Corp.*	11,560	230,391
Metaldyne Performance Group, Inc.	9,600	152,160
Modine Manufacturing Co.*	32,900	390,194
Motorcar Parts of America, Inc.*	10,300	296,434
Spartan Motors, Inc.	2,700	25,866
Standard Motor Products, Inc.	12,800	611,328
Stoneridge, Inc.*	9,600	176,640
Strattec Security Corp.	100	3,530
Superior Industries International, Inc.	13,100	381,996
Tenneco, Inc.*	32,197	1,876,120
Tower International, Inc.	7,800	187,980
Workhorse Group, Inc.(x)*	600	4,344

		12,293,345

Automobiles (0.0%)
Winnebago Industries, Inc.	17,346	408,845

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	916,480
Weyco Group, Inc.	200	5,374

		921,854

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	12,607	249,745
Apollo Education Group, Inc.*	53,300	423,735
Ascent Capital Group, Inc., Class A*	8,731	202,297
Bridgepoint Education, Inc.*	1,500	10,305
Bright Horizons Family Solutions, Inc.*	24,790	1,658,203
Capella Education Co.	7,045	408,892
Career Education Corp.*	13,100	88,949
Carriage Services, Inc.	2,800	66,220
Chegg, Inc.(x)*	38,400	272,256
Collectors Universe, Inc.	200	3,706
DeVry Education Group, Inc.	36,000	830,160
Grand Canyon Education, Inc.*	30,748	1,241,912
Houghton Mifflin Harcourt Co.*	77,300	1,036,593
K12, Inc.*	20,284	291,075
LifeLock, Inc.*	53,300	901,836
Regis Corp.*	29,052	364,603
Sotheby’s, Inc.(x)	35,102	1,334,578
Strayer Education, Inc.*	6,500	303,420
Weight Watchers International, Inc.(x)*	17,900	184,728

		9,873,213

Hotels, Restaurants & Leisure (3.0%)
Belmond Ltd., Class A*	71,509	908,879
Biglari Holdings, Inc.*	891	388,494
BJ’s Restaurants, Inc.*	11,034	392,259
Bloomin’ Brands, Inc.	70,000	1,206,800
Bob Evans Farms, Inc.	14,890	570,287
Bojangles’, Inc.*	4,700	75,012
Boyd Gaming Corp.*	46,700	923,726
Buffalo Wild Wings, Inc.*	11,300	1,590,361
Caesars Acquisition Co., Class A*	22,600	280,692
Caesars Entertainment Corp.(x)*	22,200	165,390
Carrols Restaurant Group, Inc.*	16,500	217,965
Cheesecake Factory, Inc.	25,721	1,287,593
Churchill Downs, Inc.	7,093	1,038,061
Chuy’s Holdings, Inc.*	11,000	307,340
ClubCorp Holdings, Inc.	36,400	526,708
Cracker Barrel Old Country Store, Inc.(x)	10,623	1,404,573
Dave & Buster’s Entertainment, Inc.*	21,400	838,452
Del Frisco’s Restaurant Group, Inc.*	11,400	153,558
Del Taco Restaurants, Inc.*	6,800	81,056
Denny’s Corp.*	47,600	508,844
DineEquity, Inc.	11,281	893,342
El Pollo Loco Holdings, Inc.(x)*	12,700	159,893
Eldorado Resorts, Inc.*	10,000	140,600
Empire Resorts, Inc.(x)*	1,000	20,240
Fiesta Restaurant Group, Inc.*	15,400	369,600
Fogo De Chao, Inc.*	2,100	22,197
Golden Entertainment, Inc.	600	7,482
Habit Restaurants, Inc., Class A(x)*	9,400	131,600
International Speedway Corp., Class A	21,600	721,872
Interval Leisure Group, Inc.	65,336	1,121,819
Intrawest Resorts Holdings, Inc.*	6,000	97,320
Isle of Capri Casinos, Inc.*	12,700	282,956
J Alexander’s Holdings, Inc.*	8,606	87,179
Jack in the Box, Inc.	21,139	2,028,075
Jamba, Inc.(x)*	800	8,736
La Quinta Holdings, Inc.*	52,900	591,422
Lindblad Expeditions Holdings, Inc.*	5,000	45,000
Marcus Corp.	10,400	260,416
Marriott Vacations Worldwide Corp.	14,600	1,070,472
Monarch Casino & Resort, Inc.*	1,800	45,306
Nathan’s Famous, Inc.*	300	15,764
Noodles & Co.*	3,500	16,660
Papa John’s International, Inc.	19,342	1,525,117
Penn National Gaming, Inc.*	45,300	614,721
Pinnacle Entertainment, Inc.*	39,500	487,430
Planet Fitness, Inc., Class A(x)*	8,300	166,581
Popeyes Louisiana Kitchen, Inc.*	13,600	722,704
Potbelly Corp.(x)*	4,700	58,421
Red Robin Gourmet Burgers, Inc.*	8,200	368,508
Red Rock Resorts, Inc., Class A	17,000	401,030
Ruby Tuesday, Inc.*	24,600	61,500
Ruth’s Hospitality Group, Inc.	15,900	224,508
Scientific Games Corp., Class A(x)*	31,300	352,751
SeaWorld Entertainment, Inc.(x)	38,600	520,328
Shake Shack, Inc., Class A(x)*	9,000	312,030
Sonic Corp.	27,538	720,945
Speedway Motorsports, Inc.	11,100	198,246
Texas Roadhouse, Inc.	39,618	1,546,291
Wingstop, Inc.	9,300	272,490
Zoe’s Kitchen, Inc.(x)*	10,900	241,871

		29,799,473

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	500	11,625
Beazer Homes USA, Inc.*	22,500	262,350
Cavco Industries, Inc.*	4,000	396,200
Century Communities, Inc.*	2,800	60,228
CSS Industries, Inc.	200	5,116
Ethan Allen Interiors, Inc.(x)	21,554	673,994
Flexsteel Industries, Inc.	200	10,344
GoPro, Inc., Class A(x)*	57,100	952,428
Green Brick Partners, Inc.*	3,300	27,258
Helen of Troy Ltd.*	16,498	1,421,633
Hooker Furniture Corp.	1,100	26,939

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hovnanian Enterprises, Inc., Class A(x)*	20,000	$33,800
Installed Building Products, Inc.*	11,100	398,157
iRobot Corp.(x)*	15,900	699,282
KB Home	56,500	910,780
La-Z-Boy, Inc.	34,709	852,453
LGI Homes, Inc.(x)*	7,100	261,564
Libbey, Inc.	10,600	189,210
Lifetime Brands, Inc.	500	6,730
M.D.C. Holdings, Inc.	27,500	709,500
M/I Homes, Inc.*	12,300	289,911
Meritage Homes Corp.*	24,439	848,033
NACCO Industries, Inc., Class A	2,600	176,696
New Home Co., Inc.(x)*	500	5,335
Taylor Morrison Home Corp., Class A*	18,400	323,840
TopBuild Corp.*	21,800	723,760
TRI Pointe Group, Inc.*	85,601	1,128,221
Universal Electronics, Inc.*	9,800	729,708
WCI Communities, Inc.*	5,000	118,600
William Lyon Homes, Class A(x)*	11,900	220,745

		12,474,440

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	16,700	153,139
Blue Nile, Inc.	5,900	203,078
Duluth Holdings, Inc., Class B(x)*	8,200	217,382
Etsy, Inc.*	59,400	848,232
FTD Cos., Inc.*	11,454	235,609
Gaia, Inc.*	1,100	7,920
HSN, Inc.	18,068	719,106
Lands’ End, Inc.(x)*	9,500	137,750
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	922,070
Nutrisystem, Inc.	16,600	492,854
Overstock.com, Inc.*	3,400	52,088
PetMed Express, Inc.(x)	5,500	111,540
Shutterfly, Inc.*	19,497	870,346
Wayfair, Inc., Class A(x)*	17,800	700,786

		5,671,900

Leisure Products (0.3%)
Arctic Cat, Inc.(x)	6,300	97,587
Callaway Golf Co.	52,763	612,578
JAKKS Pacific, Inc.(x)*	2,500	21,600
Johnson Outdoors, Inc., Class A	400	14,548
Malibu Boats, Inc., Class A*	800	11,920
Marine Products Corp.	300	2,691
MCBC Holdings, Inc.	1,500	17,100
Nautilus, Inc.*	18,300	415,776
Performance Sports Group Ltd.(x)*	25,600	103,936
Smith & Wesson Holding Corp.(x)*	29,835	793,313
Sturm Ruger & Co., Inc.	14,400	831,744

		2,922,793

Media (1.5%)
AMC Entertainment Holdings, Inc., Class A	12,866	400,004
Carmike Cinemas, Inc.*	15,100	493,619
Central European Media Enterprises Ltd., Class A(x)*	4,300	9,933
Daily Journal Corp.*	100	21,900
Entercom Communications Corp., Class A	3,900	50,466
Entravision Communications Corp., Class A	32,600	248,738
Eros International plc(x)*	16,000	245,120
EW Scripps Co., Class A*	34,312	545,561
Gannett Co., Inc.	66,500	774,060
Global Eagle Entertainment, Inc.(x)*	23,200	192,792
Gray Television, Inc.*	35,600	368,816
Hemisphere Media Group, Inc.*	3,500	44,625
IMAX Corp.*	34,100	987,877
Liberty Braves Group, Class A*	6,900	120,405
Liberty Braves Group, Class C*	12,900	224,202
Liberty Media Group, Class A*	10,000	286,500
Liberty Media Group, Class C*	26,100	734,454
Loral Space & Communications, Inc.*	10,096	394,855
MDC Partners, Inc., Class A	22,200	237,984
Media General, Inc.*	61,700	1,137,130
Meredith Corp.	20,700	1,076,193
MSG Networks, Inc., Class A*	33,700	627,157
National CineMedia, Inc.	38,023	559,699
New Media Investment Group, Inc.	25,900	401,450
New York Times Co., Class A	80,000	956,000
Nexstar Broadcasting Group, Inc., Class A(x)	19,900	1,148,428
Reading International, Inc., Class A*	300	4,005
Saga Communications, Inc., Class A	100	4,534
Salem Media Group, Inc.	700	4,116
Scholastic Corp.	14,860	584,890
Sinclair Broadcast Group, Inc., Class A	36,800	1,062,784
Time, Inc.	63,600	920,928
Townsquare Media, Inc., Class A*	500	4,670
tronc, Inc.*	8,500	143,480
World Wrestling Entertainment, Inc., Class A	20,400	434,520

		15,451,895

Multiline Retail (0.2%)
Big Lots, Inc.	30,400	1,451,600
Fred’s, Inc., Class A	35,015	317,236
Ollie’s Bargain Outlet Holdings, Inc.(x)*	11,900	311,899
Sears Holdings Corp.(x)*	10,500	120,330
Tuesday Morning Corp.*	29,000	173,420

		2,374,485

Specialty Retail (2.5%)
Aaron’s, Inc.	37,200	945,624
Abercrombie & Fitch Co., Class A	39,300	624,477
American Eagle Outfitters, Inc.	94,800	1,693,128
America’s Car-Mart, Inc.(x)*	4,400	160,116
Asbury Automotive Group, Inc.*	16,142	898,625
Ascena Retail Group, Inc.*	97,562	545,372
Barnes & Noble Education, Inc.*	18,075	172,978
Barnes & Noble, Inc.	28,600	323,180
Big 5 Sporting Goods Corp.	2,400	32,688
Boot Barn Holdings, Inc.(x)*	4,300	48,934
Buckle, Inc.(x)	17,889	429,873
Build-A-Bear Workshop, Inc.*	1,300	13,468
Caleres, Inc.	27,663	699,597
Cato Corp., Class A	15,723	517,129
Chico’s FAS, Inc.	80,900	962,710
Children’s Place, Inc.	11,390	909,719
Citi Trends, Inc.	700	13,951
Conn’s, Inc.(x)*	26,700	275,544
Container Store Group, Inc.(x)*	13,300	66,766
Destination XL Group, Inc.*	1,100	4,763
DSW, Inc., Class A	38,100	780,288
Express, Inc.*	47,000	554,130
Finish Line, Inc., Class A	29,613	683,468
Five Below, Inc.*	31,305	1,261,278
Francesca’s Holdings Corp.*	17,400	268,482
Genesco, Inc.*	12,357	672,962
GNC Holdings, Inc., Class A	38,800	792,296
Group 1 Automotive, Inc.	14,737	941,400
Guess?, Inc.	35,400	517,194
Haverty Furniture Cos., Inc.	12,200	244,488

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Hibbett Sports, Inc.(x)*	19,355	$772,265
Kirkland’s, Inc.*	1,200	14,616
Lithia Motors, Inc., Class A	12,900	1,232,208
Lumber Liquidators Holdings, Inc.(x)*	15,976	314,248
MarineMax, Inc.*	12,000	251,400
Monro Muffler Brake, Inc.	17,604	1,076,837
Office Depot, Inc.	313,000	1,117,410
Party City Holdco, Inc.(x)*	14,200	243,104
Pier 1 Imports, Inc.(x)	33,356	141,429
Rent-A-Center, Inc.	34,103	431,062
Restoration Hardware Holdings, Inc.(x)*	20,300	701,974
Select Comfort Corp.*	31,200	673,920
Shoe Carnival, Inc.	5,800	154,628
Sonic Automotive, Inc., Class A	18,325	344,510
Sportsman’s Warehouse Holdings, Inc.(x)*	17,600	185,152
Stage Stores, Inc.(x)	15,674	87,931
Stein Mart, Inc.	14,500	92,075
Tailored Brands, Inc.	29,451	462,381
Tile Shop Holdings, Inc.(x)*	18,400	304,520
Tilly’s, Inc., Class A*	9,600	90,144
Vitamin Shoppe, Inc.(x)*	21,000	563,850
West Marine, Inc.*	300	2,481
Winmark Corp.	300	31,656
Zumiez, Inc.(x)*	12,700	228,600

		25,573,029

Textiles, Apparel & Luxury Goods (0.8%)
Columbia Sportswear Co.	19,268	1,093,266
Crocs, Inc.*	42,834	355,522
Culp, Inc.	1,700	50,609
Deckers Outdoor Corp.*	19,500	1,161,225
Delta Apparel, Inc.*	400	6,584
Fossil Group, Inc.*	23,700	658,149
G-III Apparel Group Ltd.*	24,200	705,430
Iconix Brand Group, Inc.(x)*	21,331	173,208
Movado Group, Inc.	9,000	193,320
Oxford Industries, Inc.	10,300	697,310
Perry Ellis International, Inc.*	900	17,352
Sequential Brands Group, Inc.(x)*	9,400	75,200
Steven Madden Ltd.*	31,740	1,096,934
Superior Uniform Group, Inc.	200	3,958
Unifi, Inc.*	4,200	123,606
Vera Bradley, Inc.*	12,600	190,890
Vince Holding Corp.(x)*	3,100	17,484
Wolverine World Wide, Inc.	64,280	1,480,369

		8,100,416

Total Consumer Discretionary		125,865,688

Consumer Staples (3.0%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A(x)*	4,974	772,263
Coca-Cola Bottling Co. Consolidated	2,600	385,216
Craft Brew Alliance, Inc.*	4,600	86,618
MGP Ingredients, Inc.(x)	7,100	287,692
National Beverage Corp.(x)*	8,900	392,045
Primo Water Corp.*	3,800	46,094

		1,969,928

Food & Staples Retailing (0.6%)
Andersons, Inc.	16,409	593,678
Chefs’ Warehouse, Inc.*	9,600	106,944
Ingles Markets, Inc., Class A	7,600	300,504
Natural Grocers by Vitamin Cottage, Inc.(x)*	9,100	101,556
Performance Food Group Co.*	21,200	525,760
PriceSmart, Inc.	13,052	1,093,236
Smart & Final Stores, Inc.(x)*	13,600	173,672
SpartanNash Co.	23,270	672,968
SUPERVALU, Inc.*	147,800	737,522
United Natural Foods, Inc.*	32,188	1,288,807
Village Super Market, Inc., Class A	1,500	48,015
Weis Markets, Inc.	7,751	410,803

		6,053,465

Food Products (1.4%)
AdvancePierre Foods Holdings, Inc.	12,537	345,520
Alico, Inc.	600	16,116
Amplify Snack Brands, Inc.(x)*	11,300	183,060
B&G Foods, Inc.	35,100	1,726,219
Calavo Growers, Inc.	7,800	510,354
Cal-Maine Foods, Inc.(x)	17,384	669,979
Darling Ingredients, Inc.*	100,099	1,352,337
Dean Foods Co.(x)	53,900	883,960
Farmer Brothers Co.*	4,817	171,244
Fresh Del Monte Produce, Inc.	18,504	1,108,390
Freshpet, Inc.(x)*	13,100	113,315
Inventure Foods, Inc.*	1,000	9,400
J&J Snack Foods Corp.	8,603	1,024,789
John B. Sanfilippo & Son, Inc.	4,800	246,384
Lancaster Colony Corp.	10,337	1,365,414
Landec Corp.*	3,300	44,253
Lifeway Foods, Inc.*	12,815	217,086
Limoneira Co.(x)	1,200	22,680
Omega Protein Corp.*	12,100	282,777
Sanderson Farms, Inc.(x)	13,793	1,328,680
Seaboard Corp.*	167	574,480
Seneca Foods Corp., Class A*	5,400	152,496
Snyder’s-Lance, Inc.	45,566	1,530,107
Tootsie Roll Industries, Inc.(x)	14,477	533,188

		14,412,228

Household Products (0.3%)
Central Garden & Pet Co.*	6,000	156,000
Central Garden & Pet Co., Class A*	16,933	419,938
HRG Group, Inc.*	67,100	1,053,470
Oil-Dri Corp. of America	300	11,292
Orchids Paper Products Co.(x)	3,000	81,690
WD-40 Co.	8,227	924,962

		2,647,352

Personal Products (0.3%)
Avon Products, Inc.	249,100	1,409,906
Inter Parfums, Inc.	9,100	293,657
Medifast, Inc.	4,500	170,055
Natural Health Trends Corp.(x)	6,500	183,690
Nature’s Sunshine Products, Inc.	400	6,400
Nutraceutical International Corp.*	500	15,620
Revlon, Inc., Class A*	6,800	250,104
Synutra International, Inc.(x)*	46,100	196,386
USANA Health Sciences, Inc.*	3,500	484,225

		3,010,043

Tobacco (0.2%)
Turning Point Brands, Inc.*	400	4,808
Universal Corp.	16,753	975,360
Vector Group Ltd.(x)	52,445	1,129,149

		2,109,317

Total Consumer Staples		30,202,333

Energy (3.2%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	36,800	481,344
Atwood Oceanics, Inc.(x)	36,500	317,185
Bristow Group, Inc.	23,080	323,582
CARBO Ceramics, Inc.(x)	6,000	65,640
Era Group, Inc.*	12,300	99,015
Exterran Corp.*	18,400	288,512
Fairmount Santrol Holdings, Inc.(x)*	35,900	304,432
Forum Energy Technologies, Inc.*	34,400	683,184
Geospace Technologies Corp.*	9,000	175,320

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Helix Energy Solutions Group, Inc.*	70,200	$570,726
Hornbeck Offshore Services, Inc.(x)*	25,534	140,437
Matrix Service Co.*	18,600	348,936
McDermott International, Inc.(x)*	136,900	685,869
Natural Gas Services Group, Inc.*	9,077	223,203
Newpark Resources, Inc.*	70,202	516,687
Oil States International, Inc.*	29,100	918,687
Parker Drilling Co.*	102,029	221,403
PHI, Inc. (Non-Voting)*	9,000	163,530
Pioneer Energy Services Corp.*	33,600	135,744
RigNet, Inc.*	7,600	114,912
SEACOR Holdings, Inc.*	13,600	809,064
Seadrill Ltd.(x)*	213,800	506,706
Tesco Corp.	17,200	140,352
TETRA Technologies, Inc.*	70,061	428,073
Tidewater, Inc.(x)	26,600	75,012
U.S. Silica Holdings, Inc.(x)	35,300	1,643,567
Unit Corp.*	28,500	530,100

		10,911,222

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	37,600	63,544
Alon USA Energy, Inc.	30,600	246,636
Ardmore Shipping Corp.	3,900	27,456
Bill Barrett Corp.*	36,802	204,619
California Resources Corp.(x)*	22,600	282,500
Callon Petroleum Co.*	65,800	1,033,060
Carrizo Oil & Gas, Inc.*	30,203	1,226,846
Clayton Williams Energy, Inc.(x)*	7,800	666,432
Clean Energy Fuels Corp.(x)*	47,559	212,589
Cobalt International Energy, Inc.*	230,800	286,192
Contango Oil & Gas Co.*	10,649	108,833
CVR Energy, Inc.(x)	13,200	181,764
Delek U.S. Holdings, Inc.	34,200	591,318
Denbury Resources, Inc.*	198,900	642,447
DHT Holdings, Inc.	53,100	222,489
Dorian LPG Ltd.*	13,800	82,800
Eclipse Resources Corp.*	80,494	264,825
EP Energy Corp., Class A(x)*	56,900	249,222
Erin Energy Corp.(x)*	9,400	22,090
EXCO Resources, Inc.(x)*	126,300	135,141
Frontline Ltd.(x)	36,900	264,573
GasLog Ltd.(x)	20,100	292,455
Gener8 Maritime, Inc.*	13,100	67,072
Golar LNG Ltd.(x)	50,300	1,066,360
Green Plains, Inc.	21,700	568,540
Isramco, Inc.*	1,421	118,511
Jones Energy, Inc., Class A(x)*	16,500	58,740
Jura Energy Corp.*	690	53
Matador Resources Co.(x)*	42,300	1,029,582
Navios Maritime Acquisition Corp.	20,100	27,135
Nordic American Tankers Ltd.(x)	51,101	516,631
Northern Oil and Gas, Inc.(x)*	45,861	122,907
Oasis Petroleum, Inc.*	101,300	1,161,911
Overseas Shipholding Group, Inc., Class A	13,800	145,866
Par Pacific Holdings, Inc.*	8,900	116,412
PDC Energy, Inc.*	32,435	2,175,092
Renewable Energy Group, Inc.(x)*	24,200	204,974
REX American Resources Corp.*	3,600	305,136
Ring Energy, Inc.*	4,000	43,800
RSP Permian, Inc.*	44,456	1,724,004
Sanchez Energy Corp.(x)*	29,500	260,780
Scorpio Tankers, Inc.	110,000	509,300
SemGroup Corp., Class A	30,500	1,078,480
Ship Finance International Ltd.(x)	36,005	530,354
Synergy Resources Corp.(x)*	102,100	707,553
Teekay Corp.	15,900	122,589
Teekay Tankers Ltd., Class A	47,757	120,825
W&T Offshore, Inc.(x)*	37,044	65,197
Western Refining, Inc.	46,403	1,227,823
Westmoreland Coal Co.*	8,700	77,082

		21,460,540

Total Energy		32,371,762

Financials (17.2%)
Banks (9.5%)
1st Source Corp.	9,072	323,825
Access National Corp.	400	9,560
ACNB Corp.(x)	300	7,974
Allegiance Bancshares, Inc.*	3,100	83,700
American National Bankshares, Inc.	300	8,385
Ameris Bancorp	17,854	623,997
Ames National Corp.	5,050	139,683
Arrow Financial Corp.	5,007	164,374
Atlantic Capital Bancshares, Inc.*	6,200	92,876
Banc of California, Inc.	27,900	487,134
BancFirst Corp.	2,600	188,526
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	695,511
Bancorp, Inc.*	20,900	134,178
BancorpSouth, Inc.	61,300	1,422,160
Bank of Marin Bancorp/California	2,300	114,379
Bank of the Ozarks, Inc.	49,963	1,918,579
Bankwell Financial Group, Inc.	300	7,107
Banner Corp.	17,000	743,580
Bar Harbor Bankshares	300	11,016
Berkshire Hills Bancorp, Inc.	22,894	634,393
Blue Hills Bancorp, Inc.(x)	9,000	135,180
BNC Bancorp	23,300	566,656
Boston Private Financial Holdings, Inc.	61,370	787,377
Bridge Bancorp, Inc.	14,181	405,435
Brookline Bancorp, Inc.	60,777	740,872
Bryn Mawr Bank Corp.	9,280	296,867
BSB Bancorp, Inc./Massachusetts*	300	7,029
C&F Financial Corp.	100	4,308
Camden National Corp.	3,900	186,186
Capital Bank Financial Corp., Class A	16,800	539,448
Capital City Bank Group, Inc.	5,900	87,143
Cardinal Financial Corp.	20,800	542,672
Carolina Financial Corp.(x)	600	13,404
Cascade Bancorp*	30,239	183,248
Cathay General Bancorp	41,947	1,291,129
CenterState Banks, Inc.	25,693	455,537
Central Pacific Financial Corp.	17,100	430,749
Central Valley Community Bancorp	700	11,102
Chemical Financial Corp.	36,194	1,597,241
Chemung Financial Corp.	300	8,697
Citizens & Northern Corp.	6,502	142,849
City Holding Co.	8,450	424,951
CNB Financial Corp./Pennsylvania	3,900	82,524
CoBiz Financial, Inc.	12,721	169,317
Codorus Valley Bancorp, Inc.	400	8,752
Columbia Banking System, Inc.	39,385	1,288,677
Community Bank System, Inc.	25,878	1,244,991
Community Trust Bancorp, Inc.	14,025	520,468
CommunityOne Bancorp*	4,072	56,356
ConnectOne Bancorp, Inc.	16,200	292,572
County Bancorp, Inc.	300	6,003
CU Bancorp*	3,200	72,992
Customers Bancorp, Inc.*	14,900	374,884
CVB Financial Corp.	69,987	1,232,471
Eagle Bancorp, Inc.*	16,650	821,345
Enterprise Bancorp, Inc./Massachusetts	400	11,200
Enterprise Financial Services Corp.	11,095	346,719
Equity Bancshares, Inc., Class A*	500	12,970

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
F.N.B. Corp./Pennsylvania	133,228	$1,638,704
Farmers Capital Bank Corp.	300	8,892
Farmers National Banc Corp.	1,500	16,170
FCB Financial Holdings, Inc., Class A*	15,800	607,194
Fidelity Southern Corp.	6,600	121,374
Financial Institutions, Inc.	5,800	157,238
First Bancorp, Inc./Maine	4,219	101,129
First Bancorp/North Carolina	8,710	172,371
First BanCorp/Puerto Rico*	66,000	343,200
First Busey Corp.	14,435	326,231
First Business Financial Services, Inc.	400	9,400
First Citizens BancShares, Inc./North Carolina, Class A	4,300	1,263,727
First Commonwealth Financial Corp.	76,813	775,043
First Community Bancshares, Inc./Virginia	6,800	168,640
First Community Financial Partners, Inc.(x)*	300	2,856
First Connecticut Bancorp, Inc./Connecticut	14,300	254,397
First Financial Bancorp	47,316	1,033,381
First Financial Bankshares, Inc.(x)	41,224	1,502,203
First Financial Corp./Indiana	4,400	178,992
First Financial Northwest, Inc.	600	8,502
First Foundation, Inc.*	4,100	101,147
First Internet Bancorp(x)	600	13,854
First Interstate BancSystem, Inc., Class A	10,400	327,704
First Merchants Corp.	20,400	545,700
First Mid-Illinois Bancshares, Inc.	300	8,178
First Midwest Bancorp, Inc./Illinois	43,668	845,412
First NBC Bank Holding Co.*	15,900	150,096
First Northwest Bancorp(x)*	800	10,792
First of Long Island Corp.	5,250	174,038
Flushing Financial Corp.	24,842	589,252
Franklin Financial Network, Inc.*	3,300	123,420
Fulton Financial Corp.	99,800	1,449,096
German American Bancorp, Inc.	5,000	194,650
Glacier Bancorp, Inc.	47,014	1,340,839
Great Southern Bancorp, Inc.	4,730	192,511
Great Western Bancorp, Inc.	33,400	1,112,888
Green Bancorp, Inc.*	5,600	61,208
Guaranty Bancorp	2,600	46,410
Hancock Holding Co.	43,986	1,426,466
Hanmi Financial Corp.	23,900	629,526
Heartland Financial USA, Inc.	12,400	447,268
Heritage Commerce Corp.	5,000	54,700
Heritage Financial Corp./Washington	17,362	311,648
Heritage Oaks Bancorp	2,000	16,400
Hilltop Holdings, Inc.*	42,000	943,320
Home BancShares, Inc./Arkansas	75,700	1,575,317
HomeTrust Bancshares, Inc.*	3,300	61,050
Hope Bancorp, Inc.	80,414	1,396,791
Horizon Bancorp/Indiana	2,000	58,760
IBERIABANK Corp.	26,185	1,757,537
Independent Bank Corp./Massachusetts	19,586	1,059,407
Independent Bank Corp./Michigan	2,800	47,124
Independent Bank Group, Inc.	4,100	181,097
International Bancshares Corp.	34,190	1,018,178
Investors Bancorp, Inc.	168,340	2,021,763
Lakeland Bancorp, Inc.	16,835	236,363
Lakeland Financial Corp.	18,600	658,812
LCNB Corp.(x)	300	5,466
LegacyTexas Financial Group, Inc.	25,560	808,463
Live Oak Bancshares, Inc.(x)	9,500	136,990
Macatawa Bank Corp.	1,100	8,789
MainSource Financial Group, Inc.	11,481	286,451
MB Financial, Inc.	41,451	1,576,796
MBT Financial Corp.	1,200	10,860
Mercantile Bank Corp.	2,300	61,755
Merchants Bancshares, Inc./Vermont	1,900	61,541
Middleburg Financial Corp.	300	8,484
Midland States Bancorp, Inc.	4,900	124,166
MidWestOne Financial Group, Inc.	1,000	30,370
MutualFirst Financial, Inc.	200	5,546
National Bank Holdings Corp., Class A	19,300	451,041
National Bankshares, Inc./Virginia(x)	200	7,356
National Commerce Corp.*	500	13,530
NBT Bancorp, Inc.	24,582	808,010
Nicolet Bankshares, Inc.*	1,500	57,525
Northrim BanCorp, Inc.	400	10,300
OFG Bancorp	25,800	260,838
Old Line Bancshares, Inc.	400	7,892
Old National Bancorp/Indiana	78,605	1,105,186
Old Second Bancorp, Inc.	1,100	9,141
Opus Bank	9,700	343,089
Orrstown Financial Services, Inc.	400	7,900
Pacific Continental Corp.	9,430	158,613
Pacific Mercantile Bancorp*	1,100	8,107
Pacific Premier Bancorp, Inc.*	15,300	404,838
Park National Corp.	10,148	974,208
Park Sterling Corp.	11,400	92,568
Peapack-Gladstone Financial Corp.	2,000	44,820
Penns Woods Bancorp, Inc.(x)	1,200	53,352
Peoples Bancorp, Inc./Ohio	6,820	167,704
Peoples Financial Services Corp.	800	32,608
People’s Utah Bancorp	3,200	65,120
Pinnacle Financial Partners, Inc.	25,708	1,390,289
Preferred Bank/California	4,600	164,450
Premier Financial Bancorp, Inc.	500	8,570
PrivateBancorp, Inc.	44,370	2,037,470
Prosperity Bancshares, Inc.	40,184	2,205,701
QCR Holdings, Inc.	1,800	57,132
Renasant Corp.	22,381	752,673
Republic Bancorp, Inc./Kentucky, Class A	5,400	167,832
Republic First Bancorp, Inc.*	1,100	4,521
S&T Bancorp, Inc.	20,325	589,222
Sandy Spring Bancorp, Inc.	19,851	607,044
Seacoast Banking Corp. of Florida*	10,900	175,381
ServisFirst Bancshares, Inc.	12,600	654,066
Shore Bancshares, Inc.	500	5,890
Sierra Bancorp	6,066	113,798
Simmons First National Corp., Class A	16,900	843,310
South State Corp.	15,880	1,191,635
Southern First Bancshares, Inc.*	300	8,274
Southern National Bancorp of Virginia, Inc.	800	10,440
Southside Bancshares, Inc.	15,696	505,097
Southwest Bancorp, Inc./Oklahoma	8,957	170,093
State Bank Financial Corp.	23,200	529,424
Sterling Bancorp/Delaware	70,417	1,232,298
Stock Yards Bancorp, Inc.	17,250	568,560
Stonegate Bank	2,600	87,750
Suffolk Bancorp	5,162	179,483
Summit Financial Group, Inc.(x)	400	7,664
Sun Bancorp, Inc./New Jersey	13,860	319,612
Texas Capital Bancshares, Inc.*	26,123	1,434,675
Tompkins Financial Corp.	9,900	756,459
Towne Bank/Virginia	31,804	764,250
TriCo Bancshares	13,016	348,438
TriState Capital Holdings, Inc.*	4,400	71,060
Triumph Bancorp, Inc.*	1,700	33,728

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Trustmark Corp.	42,980	$1,184,529
UMB Financial Corp.	25,418	1,511,100
Umpqua Holdings Corp.	124,522	1,874,056
Union Bankshares Corp.	29,755	796,541
Union Bankshares, Inc./Vermont(x)	100	3,406
United Bankshares, Inc./West Virginia(x)	43,305	1,631,299
United Community Banks, Inc./Georgia	39,700	834,494
Univest Corp. of Pennsylvania	14,525	339,304
Valley National Bancorp	140,146	1,363,621
Veritex Holdings, Inc.*	600	10,434
Washington Trust Bancorp, Inc.	9,900	398,178
WashingtonFirst Bankshares, Inc.(x)	700	17,227
Webster Financial Corp.	56,165	2,134,832
WesBanco, Inc.	22,779	748,974
West Bancorp, Inc.	1,300	25,480
Westamerica Bancorp	17,874	909,429
Wintrust Financial Corp.	30,512	1,695,552
Xenith Bankshares, Inc.*	3,500	8,085
Yadkin Financial Corp.	35,100	922,779

		95,704,656

Capital Markets (1.4%)
Actua Corp.*	26,300	340,585
Arlington Asset Investment Corp., Class A(x)	11,400	168,606
Associated Capital Group, Inc., Class A	5,100	180,846
B. Riley Financial, Inc.(x)	300	4,008
BGC Partners, Inc., Class A	123,100	1,077,125
Calamos Asset Management, Inc., Class A	1,400	9,548
Cohen & Steers, Inc.	14,609	624,535
Cowen Group, Inc., Class A(x)*	66,200	240,306
Diamond Hill Investment Group, Inc.	2,513	464,377
Evercore Partners, Inc., Class A	20,411	1,051,371
FBR & Co.	900	11,916
Fifth Street Asset Management, Inc.	7,400	40,774
Financial Engines, Inc.	32,600	968,546
GAIN Capital Holdings, Inc.	18,500	114,330
GAMCO Investors, Inc., Class A	5,200	148,044
Greenhill & Co., Inc.	20,700	487,899
Hennessy Advisors, Inc.	300	10,641
Houlihan Lokey, Inc.	6,200	155,310
INTL FCStone, Inc.*	6,300	244,755
Investment Technology Group, Inc.	26,900	461,066
Janus Capital Group, Inc.	81,600	1,143,216
KCG Holdings, Inc., Class A*	29,646	460,402
Ladenburg Thalmann Financial Services, Inc.*	26,600	61,446
Manning & Napier, Inc.	1,500	10,635
Medley Management, Inc., Class A	1,800	15,138
Moelis & Co., Class A	7,300	196,297
OM Asset Management plc	22,700	315,757
Oppenheimer Holdings, Inc., Class A	4,200	60,018
Piper Jaffray Cos.*	11,300	545,790
PJT Partners, Inc., Class A	7,400	201,798
Pzena Investment Management, Inc., Class A	27,911	214,915
Safeguard Scientifics, Inc.*	7,900	102,384
Silvercrest Asset Management Group, Inc., Class A	400	4,748
Stifel Financial Corp.*	40,686	1,564,376
Virtu Financial, Inc., Class A	11,600	173,652
Virtus Investment Partners, Inc.(x)	4,278	418,645
Waddell & Reed Financial, Inc., Class A	44,900	815,384
Walter Investment Management Corp.(x)*	31,302	127,086
Westwood Holdings Group, Inc.	3,297	175,104
Wins Finance Holdings, Inc.(x)*	800	23,656
WisdomTree Investments, Inc.(x)	68,000	699,720

		14,134,755

Consumer Finance (0.6%)
Encore Capital Group, Inc.(x)*	15,600	350,688
Enova International, Inc.*	19,213	185,982
EZCORP, Inc., Class A*	30,996	342,816
FirstCash, Inc.	27,335	1,286,931
Green Dot Corp., Class A*	25,500	588,030
LendingClub Corp.(x)*	186,000	1,149,480
Nelnet, Inc., Class A	16,369	660,817
PRA Group, Inc.(x)*	28,848	996,410
Regional Management Corp.*	2,100	45,465
World Acceptance Corp.*	6,281	308,020

		5,914,639

Diversified Financial Services (0.1%)
BBX Capital Corp., Class A*	1,000	20,630
FNFV Group*	45,200	564,096
Marlin Business Services Corp.	600	11,628
NewStar Financial, Inc.*	16,500	160,215
On Deck Capital, Inc.(x)*	29,600	168,720
PICO Holdings, Inc.*	3,100	36,549
Tiptree Financial, Inc., Class A	400	2,376

		964,214

Insurance (2.4%)
Ambac Financial Group, Inc.*	30,500	560,895
American Equity Investment Life Holding Co.	49,493	877,511
AMERISAFE, Inc.	14,200	834,676
Argo Group International Holdings Ltd.	18,309	1,032,994
Atlas Financial Holdings, Inc.*	800	12,616
Baldwin & Lyons, Inc., Class B	6,323	162,058
Blue Capital Reinsurance Holdings Ltd.(x)	400	7,328
Citizens, Inc./Texas(x)*	18,449	172,683
CNO Financial Group, Inc.	111,201	1,698,038
Crawford & Co., Class B	6,600	74,910
Donegal Group, Inc., Class A	9,144	147,310
eHealth, Inc.*	4,300	48,203
EMC Insurance Group, Inc.	4,000	107,720
Employers Holdings, Inc.	19,701	587,681
Enstar Group Ltd.*	6,488	1,067,081
FBL Financial Group, Inc., Class A	5,600	358,232
Federated National Holding Co.	5,800	108,402
Fidelity & Guaranty Life(x)	10,100	234,219
Genworth Financial, Inc., Class A*	284,700	1,412,112
Global Indemnity plc*	9,900	294,030
Greenlight Capital Reinsurance Ltd., Class A*	23,193	474,065
Hallmark Financial Services, Inc.*	900	9,261
HCI Group, Inc.	5,200	157,872
Heritage Insurance Holdings, Inc.	13,600	195,976
Horace Mann Educators Corp.	23,037	844,306
Independence Holding Co.	800	13,744
Infinity Property & Casualty Corp.	7,352	607,496
Investors Title Co.	200	19,900
James River Group Holdings Ltd.	8,100	293,220
Kemper Corp.	26,800	1,053,776
Maiden Holdings Ltd.	43,061	546,444
MBIA, Inc.*	88,100	686,299
National General Holdings Corp.	27,400	609,376
National Interstate Corp.	5,900	191,927
National Western Life Group, Inc., Class A	1,600	328,592
Navigators Group, Inc.	8,503	824,111

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
OneBeacon Insurance Group Ltd., Class A	11,700	$167,076
Patriot National, Inc.(x)*	3,700	33,337
Primerica, Inc.(x)	26,600	1,410,598
RLI Corp.	23,996	1,640,366
Safety Insurance Group, Inc.	10,875	731,018
Selective Insurance Group, Inc.	31,532	1,256,866
State Auto Financial Corp.	7,234	172,242
State National Cos., Inc.	14,400	160,128
Stewart Information Services Corp.	12,627	561,270
Third Point Reinsurance Ltd.*	47,700	572,400
Trupanion, Inc.(x)*	9,900	167,310
United Fire Group, Inc.	11,264	476,692
United Insurance Holdings Corp.	9,700	164,706
Universal Insurance Holdings, Inc.(x)	17,900	451,080
WMIH Corp.*	52,600	123,084

		24,743,237

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	15,500	244,125
Altisource Residential Corp. (REIT)	34,800	379,320
American Capital Mortgage Investment Corp. (REIT)	41,874	719,814
Anworth Mortgage Asset Corp. (REIT)	81,911	403,002
Apollo Commercial Real Estate Finance, Inc. (REIT)	41,607	681,107
Ares Commercial Real Estate Corp. (REIT)	9,200	115,920
ARMOUR Residential REIT, Inc. (REIT)	33,202	748,367
Capstead Mortgage Corp. (REIT)	63,337	597,268
Colony Capital, Inc. (REIT), Class A	62,246	1,134,745
CYS Investments, Inc. (REIT)	85,675	747,086
Dynex Capital, Inc. (REIT)	18,600	138,012
Great Ajax Corp. (REIT)	1,200	16,380
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	18,400	430,008
Invesco Mortgage Capital, Inc. (REIT)	74,794	1,139,112
Ladder Capital Corp. (REIT)	24,695	326,962
New Residential Investment Corp. (REIT)	139,733	1,929,712
New York Mortgage Trust, Inc. (REIT)(x)	89,800	540,596
Orchid Island Capital, Inc. (REIT)(x)	5,700	59,394
Owens Realty Mortgage, Inc. (REIT)(x)	400	6,928
PennyMac Mortgage Investment Trust (REIT)	42,545	662,851
Redwood Trust, Inc. (REIT)	49,391	699,377
Resource Capital Corp. (REIT)(x)	17,048	218,385
United Development Funding IV (REIT)(b)(x)†	17,000	40,800
Western Asset Mortgage Capital Corp. (REIT)	20,300	211,526

		12,190,797

Thrifts & Mortgage Finance (2.0%)
Astoria Financial Corp.	48,053	701,574
Bank Mutual Corp.	6,100	46,848
BankFinancial Corp.	15,421	195,847
Bear State Financial, Inc.	1,500	13,785
Beneficial Bancorp, Inc.	46,738	687,516
BofI Holding, Inc.(x)*	30,800	689,920
Capitol Federal Financial, Inc.	78,400	1,103,088
Charter Financial Corp./Maryland	700	9,016
Clifton Bancorp, Inc.	10,504	160,606
Dime Community Bancshares, Inc.	15,501	259,797
ESSA Bancorp, Inc.	500	6,915
Essent Group Ltd.*	42,200	1,122,942
EverBank Financial Corp.	54,500	1,055,120
Federal Agricultural Mortgage Corp., Class C	4,300	169,850
First Defiance Financial Corp.	1,800	80,352
Flagstar Bancorp, Inc.*	12,000	333,000
Hingham Institution for Savings	300	41,550
Home Bancorp, Inc.	300	8,400
HomeStreet, Inc.*	12,000	300,720
Impac Mortgage Holdings, Inc.*	600	7,914
Kearny Financial Corp.	52,835	719,084
Lake Sunapee Bank Group	400	7,228
LendingTree, Inc.(x)*	4,900	474,859
Meridian Bancorp, Inc.	31,000	482,670
Meta Financial Group, Inc.	2,900	175,769
MGIC Investment Corp.*	191,787	1,534,296
Nationstar Mortgage Holdings, Inc.(x)*	16,600	245,846
NMI Holdings, Inc., Class A*	27,300	208,026
Northfield Bancorp, Inc.	39,383	634,066
Northwest Bancshares, Inc.	68,410	1,074,721
OceanFirst Financial Corp.	9,200	177,192
Ocwen Financial Corp.(x)*	89,400	328,098
Oritani Financial Corp.	28,850	453,522
PennyMac Financial Services, Inc., Class A*	3,400	57,834
PHH Corp.*	29,115	420,712
Provident Financial Holdings, Inc.	400	7,824
Provident Financial Services, Inc.	38,216	811,326
Radian Group, Inc.	120,000	1,625,999
SI Financial Group, Inc.	400	5,280
Southern Missouri Bancorp, Inc.	200	4,980
Territorial Bancorp, Inc.	5,795	166,085
TrustCo Bank Corp.	70,354	498,810
United Community Financial Corp./Ohio	4,900	34,839
United Financial Bancorp, Inc.	42,060	582,110
Walker & Dunlop, Inc.*	22,045	556,857
Washington Federal, Inc.	58,400	1,558,112
Waterstone Financial, Inc.	7,200	122,328
Westfield Financial, Inc.	600	4,590
WSFS Financial Corp.	17,400	634,926

		20,602,749

Total Financials		174,255,047

Health Care (14.0%)
Biotechnology (5.2%)
Acceleron Pharma, Inc.*	15,500	560,945
Achillion Pharmaceuticals, Inc.*	59,900	485,190
Acorda Therapeutics, Inc.*	25,135	524,819
Adamas Pharmaceuticals, Inc.(x)*	7,400	121,434
Aduro Biotech, Inc.(x)*	18,800	233,684
Advaxis, Inc.(x)*	25,100	268,319
Adverum Biotechnologies, Inc.*	24,300	99,873
Agenus, Inc.(x)*	52,700	378,386
Aimmune Therapeutics, Inc.(x)*	16,400	246,000
Akebia Therapeutics, Inc.(x)*	13,200	119,460
Alder Biopharmaceuticals, Inc.(x)*	26,500	868,405
AMAG Pharmaceuticals, Inc.(x)*	19,200	470,592
Amicus Therapeutics, Inc.*	64,400	476,560
Anavex Life Sciences Corp.(x)*	3,700	13,431
Anthera Pharmaceuticals, Inc.(x)*	18,200	57,330
Applied Genetic Technologies Corp.*	7,900	77,262
Aptevo Therapeutics, Inc.*	8,500	21,760
Ardelyx, Inc.*	11,700	151,398
Arena Pharmaceuticals, Inc.(x)*	140,334	245,585

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Argos Therapeutics, Inc.*	3,400	$16,898
ARIAD Pharmaceuticals, Inc.*	95,000	1,300,550
Array BioPharma, Inc.*	68,919	465,203
Arrowhead Pharmaceuticals, Inc.(x)*	34,100	250,635
Asterias Biotherapeutics, Inc.(x)*	4,700	19,928
Atara Biotherapeutics, Inc.(x)*	8,700	186,093
Athersys, Inc.(x)*	4,200	8,946
Avexis, Inc.(x)*	4,800	197,808
Axovant Sciences Ltd.(x)*	14,800	207,200
Bellicum Pharmaceuticals, Inc.(x)*	13,100	260,690
BioCryst Pharmaceuticals, Inc.(x)*	49,200	216,972
BioSpecifics Technologies Corp.*	3,100	141,577
BioTime, Inc.(x)*	23,200	90,480
Bluebird Bio, Inc.(x)*	20,900	1,416,602
Blueprint Medicines Corp.*	9,800	291,060
Cara Therapeutics, Inc.(x)*	10,800	90,180
Celldex Therapeutics, Inc.(x)*	56,278	227,363
Cellular Biomedicine Group, Inc.(x)*	1,300	18,850
Cepheid, Inc.*	41,649	2,194,485
ChemoCentryx, Inc.*	19,600	118,384
Chimerix, Inc.*	32,000	177,280
Cidara Therapeutics, Inc.*	1,700	19,465
Clovis Oncology, Inc.(x)*	14,200	511,910
Coherus Biosciences, Inc.(x)*	12,300	329,394
Concert Pharmaceuticals, Inc.*	7,400	74,814
Corvus Pharmaceuticals, Inc.(x)*	1,100	18,095
Curis, Inc.(x)*	11,800	30,798
Cytokinetics, Inc.(x)*	20,700	190,026
CytomX Therapeutics, Inc.(x)*	6,100	95,648
CytRx Corp.(x)*	34,700	20,414
Dimension Therapeutics, Inc.(x)*	1,100	8,789
Dynavax Technologies Corp.(x)*	15,750	165,218
Eagle Pharmaceuticals, Inc.(x)*	4,800	336,000
Edge Therapeutics, Inc.*	2,300	23,943
Editas Medicine, Inc.*	10,400	140,192
Eiger BioPharmaceuticals, Inc.*	200	2,678
Emergent BioSolutions, Inc.*	17,000	536,010
Enanta Pharmaceuticals, Inc.*	7,800	207,558
Epizyme, Inc.*	21,600	212,544
Esperion Therapeutics, Inc.(x)*	10,700	148,195
Exact Sciences Corp.(x)*	55,600	1,032,492
Exelixis, Inc.*	128,986	1,649,730
FibroGen, Inc.*	27,000	558,900
Five Prime Therapeutics, Inc.*	19,300	1,013,057
Flexion Therapeutics, Inc.*	14,400	281,376
Fortress Biotech, Inc.(x)*	900	2,673
Foundation Medicine, Inc.(x)*	10,700	249,845
Galena Biopharma, Inc.(x)*	107,300	37,587
Genomic Health, Inc.*	11,412	330,035
Geron Corp.(x)*	75,011	169,525
Global Blood Therapeutics, Inc.(x)*	13,300	306,565
GlycoMimetics, Inc.*	600	4,290
Halozyme Therapeutics, Inc.(x)*	55,035	664,823
Heron Therapeutics, Inc.(x)*	13,900	239,497
Idera Pharmaceuticals, Inc.(x)*	61,100	156,416
Ignyta, Inc.*	17,000	106,930
Immune Design Corp.*	6,800	51,544
ImmunoGen, Inc.(x)*	55,068	147,582
Immunomedics, Inc.(x)*	88,800	288,600
Infinity Pharmaceuticals, Inc.*	53,900	84,084
Inotek Pharmaceuticals Corp.(x)*	1,600	15,168
Inovio Pharmaceuticals, Inc.(x)*	40,300	375,596
Insmed, Inc.*	36,100	524,172
Insys Therapeutics, Inc.(x)*	13,300	156,807
Intellia Therapeutics, Inc.(x)*	8,900	151,478
Invitae Corp.(x)*	7,100	62,196
Ironwood Pharmaceuticals, Inc.*	86,000	1,365,680
Karyopharm Therapeutics, Inc.*	17,600	171,248
Keryx Biopharmaceuticals, Inc.(x)*	41,000	217,710
Kite Pharma, Inc.(x)*	22,150	1,237,299
La Jolla Pharmaceutical Co.*	8,900	211,731
Lexicon Pharmaceuticals, Inc.(x)*	23,911	432,072
Ligand Pharmaceuticals, Inc.(x)*	12,126	1,237,580
Lion Biotechnologies, Inc.(x)*	21,200	174,476
Loxo Oncology, Inc.(x)*	6,600	172,788
MacroGenics, Inc.*	15,900	475,569
MannKind Corp.(x)*	196,900	122,078
Medgenics, Inc.*	2,800	15,596
MediciNova, Inc.(x)*	1,200	8,988
Merrimack Pharmaceuticals, Inc.(x)*	59,900	380,365
MiMedx Group, Inc.(x)*	57,000	489,060
Minerva Neurosciences, Inc.(x)*	27,100	382,517
Mirati Therapeutics, Inc.(x)*	13,800	91,218
Momenta Pharmaceuticals, Inc.*	31,728	370,900
Myriad Genetics, Inc.*	39,200	806,736
NantKwest, Inc.(x)*	21,000	163,380
Natera, Inc.(x)*	14,400	159,984
NewLink Genetics Corp.*	15,700	235,814
Novavax, Inc.(x)*	138,659	288,411
OncoMed Pharmaceuticals, Inc.(x)*	16,400	187,452
Ophthotech Corp.*	17,200	793,436
Organovo Holdings, Inc.(x)*	59,850	226,832
Osiris Therapeutics, Inc.(x)*	11,200	55,552
Otonomy, Inc.*	12,700	231,013
OvaScience, Inc.(x)*	26,800	191,888
PDL BioPharma, Inc.	104,627	350,500
Pfenex, Inc.*	3,300	29,535
PharmAthene, Inc.*	1,700	4,930
Portola Pharmaceuticals, Inc.*	25,100	570,021
Progenics Pharmaceuticals, Inc.(x)*	54,200	343,086
Proteostasis Therapeutics, Inc.*	600	9,354
Prothena Corp. plc(x)*	19,900	1,193,403
PTC Therapeutics, Inc.*	32,300	452,523
Puma Biotechnology, Inc.(x)*	14,000	938,700
Radius Health, Inc.*	16,500	892,485
Raptor Pharmaceutical Corp.(x)*	37,800	339,066
REGENXBIO, Inc.(x)*	1,500	21,015
Regulus Therapeutics, Inc.(x)*	30,500	100,650
Repligen Corp.*	19,500	588,705
Retrophin, Inc.(x)*	19,700	440,886
Rigel Pharmaceuticals, Inc.*	54,640	200,529
Sage Therapeutics, Inc.*	15,000	690,750
Sangamo BioSciences, Inc.(x)*	34,000	157,420
Sarepta Therapeutics, Inc.(x)*	21,600	1,326,456
Seres Therapeutics, Inc.(x)*	12,600	154,854
Sorrento Therapeutics, Inc.(x)*	16,100	124,614
Spark Therapeutics, Inc.(x)*	9,669	580,720
Spectrum Pharmaceuticals, Inc.*	43,065	201,114
Stemline Therapeutics, Inc.(x)*	4,100	44,403
Syndax Pharmaceuticals, Inc.(x)*	1,000	15,160
Synergy Pharmaceuticals, Inc.(x)*	102,600	565,326
Synthetic Biologics, Inc.(x)*	5,900	10,148
T2 Biosystems, Inc.(x)*	3,600	26,064
TESARO, Inc.(x)*	15,400	1,543,695
TG Therapeutics, Inc.(x)*	27,800	215,172
Tobira Therapeutics, Inc.*	2,288	90,925
Tokai Pharmaceuticals, Inc.(x)*	3,300	5,049
Trevena, Inc.*	22,000	148,500
Trovagene, Inc.*	9,600	43,104
Ultragenyx Pharmaceutical, Inc.(x)*	20,300	1,440,082
Vanda Pharmaceuticals, Inc.*	18,400	306,176
Versartis, Inc.(x)*	12,400	151,900
Vitae Pharmaceuticals, Inc.*	10,600	221,752
Vital Therapies, Inc.*	6,400	39,168
Voyager Therapeutics, Inc.(x)*	4,500	54,045
XBiotech, Inc.(x)*	11,500	154,790
Xencor, Inc.*	23,800	582,862
Zafgen, Inc.(x)*	11,100	36,741

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ZIOPHARM Oncology, Inc.(x)*	72,925	$410,568

		51,764,595

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	12,912	666,517
Accuray, Inc.*	41,347	263,380
Analogic Corp.	8,616	763,378
AngioDynamics, Inc.*	16,200	284,148
Anika Therapeutics, Inc.*	7,500	358,875
AtriCure, Inc.*	13,000	205,660
Atrion Corp.	1,000	426,600
Avinger, Inc.(x)*	800	3,816
AxoGen, Inc.*	700	6,321
Cantel Medical Corp.	19,175	1,495,267
Cardiovascular Systems, Inc.*	26,300	624,362
Cerus Corp.(x)*	45,500	282,555
ConforMIS, Inc.(x)*	16,500	163,680
CONMED Corp.	17,787	712,547
Corindus Vascular Robotics, Inc.(x)*	5,600	6,216
CryoLife, Inc.	33,068	581,005
Cutera, Inc.*	1,400	16,688
Cynosure, Inc., Class A*	12,814	652,745
Endologix, Inc.(x)*	58,000	742,400
Entellus Medical, Inc.(x)*	2,700	59,886
Exactech, Inc.*	4,100	110,823
GenMark Diagnostics, Inc.*	22,700	267,860
Glaukos Corp.*	8,100	305,694
Globus Medical, Inc., Class A*	37,000	835,090
Haemonetics Corp.*	32,708	1,184,357
Halyard Health, Inc.*	26,300	911,558
ICU Medical, Inc.*	9,545	1,206,297
Inogen, Inc.*	8,700	521,130
Insulet Corp.*	36,278	1,485,221
Integer Holdings Corp.*	14,818	321,402
Integra LifeSciences Holdings Corp.*	17,044	1,406,982
Invacare Corp.	18,500	206,645
InVivo Therapeutics Holdings Corp.(x)*	6,400	43,520
iRadimed Corp.(x)*	800	13,592
Iridex Corp.(x)*	500	7,245
K2M Group Holdings, Inc.(x)*	13,000	231,140
LeMaitre Vascular, Inc.	1,700	33,728
Masimo Corp.*	24,338	1,447,868
Meridian Bioscience, Inc.	25,677	495,309
Merit Medical Systems, Inc.*	28,107	682,719
Natus Medical, Inc.*	19,400	762,226
Neogen Corp.*	23,967	1,340,714
Nevro Corp.(x)*	13,600	1,419,704
Novocure Ltd.(x)*	28,600	244,244
NuVasive, Inc.*	27,409	1,827,085
NxStage Medical, Inc.*	35,350	883,397
OraSure Technologies, Inc.*	42,586	339,410
Orthofix International N.V.*	12,400	530,348
Oxford Immunotec Global plc*	3,500	43,960
Penumbra, Inc.*	14,400	1,094,256
Quidel Corp.*	19,500	430,755
Rockwell Medical, Inc.(x)*	35,200	235,840
RTI Surgical, Inc.*	33,449	104,695
Second Sight Medical Products, Inc.(x)*	29,300	103,136
Senseonics Holdings, Inc.(x)*	3,900	15,210
Spectranetics Corp.*	24,400	612,196
STAAR Surgical Co.(x)*	22,300	209,620
SurModics, Inc.*	13,221	397,820
Tandem Diabetes Care, Inc.(x)*	12,300	94,218
TransEnterix, Inc.(x)*	20,000	33,800
Utah Medical Products, Inc.	300	17,940
Vascular Solutions, Inc.*	10,268	495,226
Veracyte, Inc.*	2,500	19,025
Wright Medical Group N.V.(x)*	53,433	1,310,711
Zeltiq Aesthetics, Inc.(x)*	20,000	784,400

		33,384,162

Health Care Providers & Services (2.3%)
AAC Holdings, Inc.(x)*	10,100	175,639
Aceto Corp.	16,600	315,234
Addus HomeCare Corp.*	2,300	60,168
Adeptus Health, Inc., Class A(x)*	10,500	452,025
Air Methods Corp.(x)*	22,550	710,100
Almost Family, Inc.*	4,100	150,757
Amedisys, Inc.*	15,634	741,677
American Renal Associates Holdings, Inc.(x)*	8,700	158,949
AMN Healthcare Services, Inc.*	31,600	1,007,092
BioScrip, Inc.(x)*	55,700	160,973
BioTelemetry, Inc.*	14,500	269,265
Capital Senior Living Corp.*	23,100	388,080
Chemed Corp.	10,890	1,536,252
Civitas Solutions, Inc.*	8,600	157,036
Community Health Systems, Inc.(x)*	62,400	720,096
CorVel Corp.*	7,600	291,840
Cross Country Healthcare, Inc.*	19,895	234,363
Diplomat Pharmacy, Inc.(x)*	25,900	725,459
Ensign Group, Inc.	28,800	579,744
Genesis Healthcare, Inc.*	36,100	96,387
HealthEquity, Inc.*	30,000	1,135,500
HealthSouth Corp.	50,806	2,061,199
Healthways, Inc.*	18,947	501,338
Kindred Healthcare, Inc.	45,502	465,030
Landauer, Inc.	5,400	240,192
LHC Group, Inc.*	7,643	281,874
Magellan Health, Inc.*	13,815	742,280
Molina Healthcare, Inc.*	24,510	1,429,423
National HealthCare Corp.	7,200	475,128
National Research Corp., Class A	7,025	114,437
Nobilis Health Corp.(x)*	9,100	30,485
Owens & Minor, Inc.#	40,500	1,406,565
PharMerica Corp.*	19,000	533,330
Providence Service Corp.*	5,523	268,583
Quorum Health Corp.*	9,100	57,057
RadNet, Inc.*	11,700	86,580
Select Medical Holdings Corp.*	59,303	800,591
Surgery Partners, Inc.*	12,300	248,952
Surgical Care Affiliates, Inc.*	15,200	741,152
Team Health Holdings, Inc.*	40,700	1,325,192
Teladoc, Inc.(x)*	14,000	256,340
Triple-S Management Corp., Class B*	13,836	303,423
U.S. Physical Therapy, Inc.	8,807	552,199
Universal American Corp.	21,750	166,388
USMD Holdings, Inc.*	200	4,528

		23,158,902

Health Care Technology (0.6%)
Castlight Health, Inc., Class B(x)*	36,250	150,800
Computer Programs & Systems, Inc.(x)	7,602	198,108
Cotiviti Holdings, Inc.*	13,300	445,949
Evolent Health, Inc., Class A*	8,700	214,194
HealthStream, Inc.*	13,000	358,800
HMS Holdings Corp.*	50,429	1,118,011
Medidata Solutions, Inc.*	36,000	2,007,360
Omnicell, Inc.*	21,055	806,407
Press Ganey Holdings, Inc.*	12,500	505,000
Quality Systems, Inc.	30,276	342,724
Vocera Communications, Inc.*	15,700	265,330

		6,412,683

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.(x)*	13,100	357,106

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Albany Molecular Research, Inc.(x)*	13,550	$223,711
Cambrex Corp.*	19,500	866,970
ChromaDex Corp.(x)*	2,200	6,556
Enzo Biochem, Inc.*	2,600	13,234
Fluidigm Corp.*	16,500	132,165
INC Research Holdings, Inc., Class A*	23,400	1,043,172
Luminex Corp.*	27,419	622,960
NanoString Technologies, Inc.*	3,600	71,928
NeoGenomics, Inc.*	22,200	182,484
Pacific Biosciences of California, Inc.*	37,900	339,584
PAREXEL International Corp.*	32,737	2,273,584
PRA Health Sciences, Inc.*	17,700	1,000,227

		7,133,681

Pharmaceuticals (1.9%)
AcelRx Pharmaceuticals, Inc.(x)*	1,900	7,391
Aclaris Therapeutics, Inc.(x)*	4,100	105,001
Aerie Pharmaceuticals, Inc.*	11,400	430,236
Agile Therapeutics, Inc.(x)*	1,500	10,470
Amphastar Pharmaceuticals, Inc.*	30,400	576,688
Ampio Pharmaceuticals, Inc.(x)*	2,600	1,925
ANI Pharmaceuticals, Inc.(x)*	3,950	262,083
Aratana Therapeutics, Inc.*	21,950	205,452
Axsome Therapeutics, Inc.(x)*	500	3,940
Bio-Path Holdings, Inc.(x)*	1,700	2,380
Catalent, Inc.*	56,379	1,456,833
Cempra, Inc.(x)*	23,400	566,280
Collegium Pharmaceutical, Inc.(x)*	9,300	179,118
Corcept Therapeutics, Inc.*	41,100	267,150
Depomed, Inc.*†	34,300	857,157
Dermira, Inc.*	14,100	476,862
Durect Corp.(x)*	18,000	25,020
Egalet Corp.(x)*	700	5,327
Endocyte, Inc.*	18,100	55,929
Flex Pharma, Inc.(x)*	2,900	34,162
Heska Corp.*	2,100	114,303
Horizon Pharma plc*	91,200	1,653,457
Impax Laboratories, Inc.*	43,766	1,037,254
Innoviva, Inc.(x)*	47,500	522,025
Intersect ENT, Inc.*	14,000	221,760
Intra-Cellular Therapies, Inc.*	19,400	295,656
Lannett Co., Inc.(x)*	14,800	393,236
Lipocine, Inc.(x)*	3,100	13,826
Medicines Co.(x)*	41,787	1,577,041
MyoKardia, Inc.(x)*	4,000	65,360
Nektar Therapeutics*	80,386	1,381,031
Neos Therapeutics, Inc.(x)*	1,500	9,870
Ocular Therapeutix, Inc.(x)*	18,300	125,721
Omeros Corp.(x)*	18,500	206,460
Pacira Pharmaceuticals, Inc.*	20,600	704,932
Paratek Pharmaceuticals, Inc.*	9,800	127,498
Phibro Animal Health Corp., Class A	10,050	273,159
Prestige Brands Holdings, Inc.*	29,800	1,438,446
Reata Pharmaceuticals, Inc., Class A(x)*	7,600	200,336
Revance Therapeutics, Inc.(x)*	13,600	220,456
SciClone Pharmaceuticals, Inc.*	24,900	255,225
Sucampo Pharmaceuticals, Inc., Class A*	18,200	224,042
Supernus Pharmaceuticals, Inc.*	26,500	655,345
Teligent, Inc.(x)*	31,200	237,120
Tetraphase Pharmaceuticals, Inc.*	25,400	97,282
TherapeuticsMD, Inc.(x)*	94,600	644,226
Theravance Biopharma, Inc.(x)*	20,000	724,800
Titan Pharmaceuticals, Inc.(x)*	15,400	90,552
WaVe Life Sciences Ltd.(x)*	3,700	120,139
Zogenix, Inc.(x)*	15,312	175,016

		19,334,978

Total Health Care		141,189,001

Industrials (13.9%)
Aerospace & Defense (1.5%)
AAR Corp.	22,412	701,944
Aerojet Rocketdyne Holdings, Inc.*	41,500	729,570
Aerovironment, Inc.*	11,621	283,669
Astronics Corp.*	9,600	432,480
Cubic Corp.	12,186	570,427
Curtiss-Wright Corp.	24,917	2,270,187
DigitalGlobe, Inc.*	35,865	986,288
Ducommun, Inc.*	500	11,420
Engility Holdings, Inc.*	7,400	233,100
Esterline Technologies Corp.*	19,387	1,474,187
KEYW Holding Corp.(x)*	14,900	164,496
KLX, Inc.*	29,800	1,048,960
Kratos Defense & Security Solutions, Inc.(x)*	15,300	105,417
Mercury Systems, Inc.*	19,400	476,658
Moog, Inc., Class A*	21,853	1,301,128
National Presto Industries, Inc.	1,600	140,464
TASER International, Inc.(x)*	33,600	961,296
Teledyne Technologies, Inc.*	20,754	2,239,979
Triumph Group, Inc.	27,900	777,852
Vectrus, Inc.*	1,500	22,845

		14,932,367

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	29,400	421,890
Atlas Air Worldwide Holdings, Inc.*	14,327	613,482
Echo Global Logistics, Inc.*	13,600	313,616
Forward Air Corp.	19,340	836,648
Hub Group, Inc., Class A*	19,033	775,785
Park-Ohio Holdings Corp.	3,000	109,350
XPO Logistics, Inc.(x)*	55,376	2,030,639

		5,101,410

Airlines (0.4%)
Allegiant Travel Co.	7,577	1,000,694
Hawaiian Holdings, Inc.*	32,200	1,564,920
SkyWest, Inc.	29,400	776,454
Virgin America, Inc.(x)*	14,000	749,140

		4,091,208

Building Products (1.1%)
AAON, Inc.	28,800	830,016
Advanced Drainage Systems, Inc.	19,000	457,140
American Woodmark Corp.*	7,200	580,104
Apogee Enterprises, Inc.	15,900	710,571
Armstrong Flooring, Inc.*	8,600	162,368
Builders FirstSource, Inc.*	47,400	545,574
Caesarstone Ltd.*	13,500	509,085
Continental Building Products, Inc.*	14,900	312,751
CSW Industrials, Inc.*	5,300	171,667
Gibraltar Industries, Inc.*	14,500	538,675
Griffon Corp.	17,543	298,406
Insteel Industries, Inc.	10,300	373,272
Masonite International Corp.*	17,000	1,056,890
NCI Building Systems, Inc.*	11,900	173,621
Patrick Industries, Inc.*	8,250	510,840
PGT, Inc.*	24,100	257,147
Ply Gem Holdings, Inc.*	9,800	130,928
Quanex Building Products Corp.	18,867	325,644
Simpson Manufacturing Co., Inc.	25,919	1,139,141
Trex Co., Inc.*	16,700	980,624
Universal Forest Products, Inc.	10,854	1,069,010

		11,133,474

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	30,732	1,220,060

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ACCO Brands Corp.*	78,886	$760,461
Brady Corp., Class A	26,641	922,045
Brink’s Co.	29,600	1,097,568
Casella Waste Systems, Inc., Class A*	4,400	45,320
CECO Environmental Corp.	5,400	60,912
Deluxe Corp.	30,461	2,035,405
Ennis, Inc.	14,356	241,899
Essendant, Inc.	26,672	547,309
G&K Services, Inc., Class A	12,482	1,191,906
Healthcare Services Group, Inc.	39,669	1,570,099
Heritage-Crystal Clean, Inc.*	1,200	15,936
Herman Miller, Inc.	41,791	1,195,223
HNI Corp.	24,341	968,772
InnerWorkings, Inc.*	13,500	127,170
Interface, Inc.	40,298	672,574
Kimball International, Inc., Class B	11,200	144,928
Knoll, Inc.	26,658	609,135
Matthews International Corp., Class A	20,159	1,224,861
McGrath RentCorp	19,645	622,943
Mobile Mini, Inc.	24,495	739,749
MSA Safety, Inc.	19,907	1,155,402
Multi-Color Corp.	7,200	475,200
NL Industries, Inc.*	4,345	17,076
Quad/Graphics, Inc.	16,400	438,208
SP Plus Corp.*	3,300	84,381
Steelcase, Inc., Class A	47,672	662,164
Team, Inc.*	14,800	484,108
Tetra Tech, Inc.#	33,537	1,189,557
U.S. Ecology, Inc.	12,300	551,532
UniFirst Corp.	9,705	1,279,701
Viad Corp.	11,124	410,142
VSE Corp.	1,200	40,788
West Corp.	29,500	651,360

		23,453,894

Construction & Engineering (0.9%)
Aegion Corp.*	22,362	426,443
Ameresco, Inc., Class A*	900	4,734
Argan, Inc.	7,200	426,168
Comfort Systems USA, Inc.	20,743	607,977
Dycom Industries, Inc.*	19,216	1,571,484
EMCOR Group, Inc.	34,599	2,062,793
Granite Construction, Inc.	21,973	1,092,937
Great Lakes Dredge & Dock Corp.*	14,100	49,350
IES Holdings, Inc.*	2,000	35,580
MasTec, Inc.*	38,062	1,131,964
MYR Group, Inc.*	8,400	252,840
NV5 Global, Inc.*	2,300	74,313
Primoris Services Corp.	21,700	447,020
Tutor Perini Corp.*	23,995	515,173

		8,698,776

Electrical Equipment (0.7%)
AZZ, Inc.	14,586	952,028
Babcock & Wilcox Enterprises, Inc.*	25,900	427,350
Encore Wire Corp.	17,428	640,828
EnerSys, Inc.	27,039	1,870,828
Generac Holdings, Inc.*	39,700	1,441,110
General Cable Corp.	33,700	504,826
LSI Industries, Inc.	2,200	24,706
Plug Power, Inc.(x)*	43,200	73,872
Powell Industries, Inc.	3,700	148,185
Sunrun, Inc.(x)*	30,600	192,780
Thermon Group Holdings, Inc.*	18,400	363,400
Vicor Corp.*	5,200	60,320

		6,700,233

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	654,651

Machinery (3.6%)
Actuant Corp., Class A	32,513	755,602
Alamo Group, Inc.	5,400	355,806
Albany International Corp., Class A	18,891	800,601
Altra Industrial Motion Corp.	22,700	657,619
American Railcar Industries, Inc.(x)	4,700	194,909
Astec Industries, Inc.	10,543	631,209
Barnes Group, Inc.	35,606	1,443,823
Blue Bird Corp.(x)*	400	5,844
Briggs & Stratton Corp.	33,744	629,326
Chart Industries, Inc.*	19,421	637,591
CIRCOR International, Inc.	11,109	661,652
CLARCOR, Inc.	29,974	1,948,309
Columbus McKinnon Corp.	8,700	155,208
Douglas Dynamics, Inc.	12,500	399,250
Energy Recovery, Inc.(x)*	16,700	266,866
EnPro Industries, Inc.	12,954	736,046
ESCO Technologies, Inc.	16,952	786,912
Federal Signal Corp.	44,600	591,396
Franklin Electric Co., Inc.	33,552	1,365,902
Global Brass & Copper Holdings, Inc.	12,000	346,680
Gorman-Rupp Co.	14,937	382,537
Greenbrier Cos., Inc.(x)	16,300	575,390
Harsco Corp.	46,500	461,745
Hillenbrand, Inc.	35,200	1,113,728
Hyster-Yale Materials Handling, Inc.	5,700	342,741
John Bean Technologies Corp.	17,131	1,208,592
Joy Global, Inc.	55,800	1,547,891
Kadant, Inc.	4,900	255,339
Kennametal, Inc.	44,700	1,297,194
Lindsay Corp.(x)	8,175	604,787
Lydall, Inc.*	8,300	424,379
Manitowoc Co., Inc.	71,900	344,401
Meritor, Inc.*	56,835	632,574
Milacron Holdings Corp.(x)*	10,400	165,984
Miller Industries, Inc.	300	6,837
Mueller Industries, Inc.	38,114	1,235,656
Mueller Water Products, Inc., Class A	103,693	1,301,347
Navistar International Corp.*	28,600	654,654
NN, Inc.	12,700	231,775
Omega Flex, Inc.	400	15,424
Proto Labs, Inc.(x)*	13,900	832,749
RBC Bearings, Inc.*	12,700	971,296
Rexnord Corp.*	57,500	1,231,075
SPX Corp.*	23,500	473,290
SPX FLOW, Inc.*	20,000	618,400
Standex International Corp.	9,079	843,167
Sun Hydraulics Corp.	15,750	508,253
Tennant Co.	11,231	727,769
Titan International, Inc.	18,000	182,160
TriMas Corp.*	26,900	500,609
Wabash National Corp.(x)*	47,300	673,552
Watts Water Technologies, Inc., Class A	16,359	1,060,718
Woodward, Inc.	29,933	1,870,213

		36,666,777

Marine (0.1%)
Costamare, Inc.	17,600	160,864
Matson, Inc.	28,900	1,152,532

		1,313,396

Professional Services (1.3%)
Acacia Research Corp.	18,141	118,279
Advisory Board Co.*	23,284	1,041,726

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Barrett Business Services, Inc.	2,700	$133,947
CBIZ, Inc.*	27,400	306,606
CEB, Inc.	21,504	1,171,323
Cogint, Inc.(x)*	1,900	9,671
CRA International, Inc.*	800	21,272
Exponent, Inc.	16,846	860,157
Franklin Covey Co.*	300	5,343
FTI Consulting, Inc.*	23,500	1,047,160
GP Strategies Corp.*	1,800	44,316
Heidrick & Struggles International, Inc.	10,200	189,210
Hill International, Inc.*	1,000	4,610
Huron Consulting Group, Inc.*	14,744	881,101
ICF International, Inc.*	13,700	607,184
Insperity, Inc.	10,987	798,096
Kelly Services, Inc., Class A	16,534	317,783
Kforce, Inc.	20,200	413,898
Korn/Ferry International	28,352	595,392
Mistras Group, Inc.*	6,300	147,861
Navigant Consulting, Inc.*	26,532	536,477
On Assignment, Inc.*	31,600	1,146,764
Resources Connection, Inc.	21,995	328,605
RPX Corp.*	21,900	234,111
TriNet Group, Inc.*	23,200	501,816
TrueBlue, Inc.*	24,015	544,180
WageWorks, Inc.*	20,215	1,231,297

		13,238,185

Road & Rail (0.4%)
ArcBest Corp.	17,400	330,948
Celadon Group, Inc.	6,600	57,684
Covenant Transportation Group, Inc., Class A*	4,400	85,052
Heartland Express, Inc.(x)	29,355	554,222
Knight Transportation, Inc.	37,550	1,077,310
Marten Transport Ltd.	7,250	152,250
Roadrunner Transportation Systems, Inc.*	16,300	130,074
Saia, Inc.*	13,800	413,448
Swift Transportation Co.(x)*	42,900	921,063
Universal Logistics Holdings, Inc.	700	9,394
Werner Enterprises, Inc.	25,566	594,921
YRC Worldwide, Inc.*	17,600	216,832

		4,543,198

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	26,955	535,326
Applied Industrial Technologies, Inc.	24,688	1,153,917
Beacon Roofing Supply, Inc.*	32,276	1,357,851
BMC Stock Holdings, Inc.*	31,200	553,176
DXP Enterprises, Inc.*	6,200	174,778
GATX Corp.(x)	23,100	1,029,105
GMS, Inc.*	7,400	164,502
H&E Equipment Services, Inc.	17,900	300,004
Kaman Corp.	16,392	719,937
MRC Global, Inc.*	58,200	956,226
Neff Corp., Class A*	800	7,600
NOW, Inc.*	60,500	1,296,515
Rush Enterprises, Inc., Class A*	22,200	543,456
Rush Enterprises, Inc., Class B*	200	4,862
SiteOne Landscape Supply, Inc.*	5,100	183,243
Textainer Group Holdings Ltd.	17,000	127,330
Titan Machinery, Inc.*	1,200	12,480
Triton International Ltd.	16,500	217,635
Univar, Inc.*	22,540	492,499
Veritiv Corp.*	3,000	150,510

		9,980,952

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	27,900	374,697

Total Industrials		140,883,218

Information Technology (18.0%)
Communications Equipment (1.9%)
ADTRAN, Inc.	37,906	725,521
Aerohive Networks, Inc.*	4,100	24,969
Applied Optoelectronics, Inc.(x)*	9,400	208,774
Bel Fuse, Inc., Class B	500	12,070
Black Box Corp.	11,343	157,668
CalAmp Corp.*	23,700	330,615
Calix, Inc.*	5,800	42,630
Ciena Corp.*	77,659	1,692,963
Clearfield, Inc.(x)*	1,200	22,560
Comtech Telecommunications Corp.	19,100	244,671
Digi International, Inc.*	6,800	77,520
Emcore Corp.	1,900	10,830
Extreme Networks, Inc.*	57,500	258,175
Finisar Corp.*	66,800	1,990,639
Harmonic, Inc.*	82,659	490,168
Infinera Corp.*	86,261	778,937
InterDigital, Inc.	21,325	1,688,940
Ixia*	38,263	478,288
KVH Industries, Inc.*	300	2,643
Lumentum Holdings, Inc.*	28,600	1,194,622
NETGEAR, Inc.*	22,029	1,332,534
NetScout Systems, Inc.*	51,154	1,496,255
Oclaro, Inc.*	54,800	468,540
Plantronics, Inc.	24,559	1,276,086
ShoreTel, Inc.*	29,500	236,000
Silicom Ltd.	200	8,280
Sonus Networks, Inc.*	24,848	193,317
Ubiquiti Networks, Inc.(x)*	17,100	914,850
ViaSat, Inc.*	27,140	2,026,000
Viavi Solutions, Inc.*	132,700	980,653

		19,365,718

Electronic Equipment, Instruments & Components (2.7%)
Agilysys, Inc.*	600	6,672
Anixter International, Inc.*	17,958	1,158,291
AVX Corp.	26,100	359,919
Badger Meter, Inc.	17,060	571,681
Belden, Inc.	25,035	1,727,164
Benchmark Electronics, Inc.*	34,748	866,963
Coherent, Inc.*	13,352	1,475,930
Control4 Corp.*	4,000	49,120
CTS Corp.	22,600	420,360
Daktronics, Inc.	24,900	237,546
DTS, Inc.	9,800	416,892
Electro Scientific Industries, Inc.*	1,400	7,896
ePlus, Inc.*	3,100	292,671
Fabrinet*	18,500	824,915
FARO Technologies, Inc.*	10,567	379,884
II-VI, Inc.*	29,386	714,961
Insight Enterprises, Inc.*	20,443	665,420
InvenSense, Inc.(x)*	38,400	284,928
Itron, Inc.*	18,900	1,053,864
Kimball Electronics, Inc.*	10,700	148,302
Knowles Corp.(x)*	48,100	675,805
Littelfuse, Inc.	12,549	1,616,436
Maxwell Technologies, Inc.*	1,500	7,740
Mesa Laboratories, Inc.	1,100	125,796
Methode Electronics, Inc.	26,500	926,705
MTS Systems Corp.	10,502	483,407
Novanta, Inc.*	19,300	334,855
OSI Systems, Inc.*	11,468	749,778
Park Electrochemical Corp.	15,472	268,749
PC Connection, Inc.	3,200	84,544

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Plexus Corp.*	21,775	$1,018,635
RadiSys Corp.*	2,100	11,225
Rofin-Sinar Technologies, Inc.*	15,825	509,249
Rogers Corp.*	13,684	835,819
Sanmina Corp.*	49,700	1,414,959
ScanSource, Inc.*	15,039	548,924
SYNNEX Corp.	15,862	1,810,012
Systemax, Inc.	10,871	86,098
Tech Data Corp.*	20,700	1,753,496
TTM Technologies, Inc.*	41,001	469,461
Universal Display Corp.*	22,360	1,241,204
Vishay Intertechnology, Inc.	76,500	1,077,885
Vishay Precision Group, Inc.*	400	6,412

		27,720,573

Internet Software & Services (2.5%)
2U, Inc.(x)*	20,700	792,603
Alarm.com Holdings, Inc.(x)*	6,600	190,476
Amber Road, Inc.*	2,700	26,055
Angie’s List, Inc.(x)*	19,900	197,209
Apigee Corp.(x)*	10,500	182,700
Appfolio, Inc., Class A(x)*	1,700	33,048
Autobytel, Inc.*	1,500	26,700
Bankrate, Inc.*	32,929	279,238
Bazaarvoice, Inc.*	30,700	181,437
Benefitfocus, Inc.(x)*	5,700	227,544
Blucora, Inc.*	26,800	300,160
Box, Inc., Class A(x)*	40,800	643,008
Brightcove, Inc.*	11,800	153,990
Carbonite, Inc.*	6,700	102,912
Care.com, Inc.*	5,400	53,784
ChannelAdvisor Corp.*	5,200	67,236
Cimpress N.V.(x)*	14,200	1,436,756
comScore, Inc.*	29,918	917,286
Cornerstone OnDemand, Inc.*	34,000	1,562,300
Cvent, Inc.*	20,900	662,739
DHI Group, Inc.*	12,800	100,992
EarthLink Holdings Corp.	55,833	346,165
Endurance International Group Holdings, Inc.*	33,100	289,625
Envestnet, Inc.*	27,400	998,730
Everyday Health, Inc.*	2,100	16,149
Five9, Inc.*	14,700	230,496
Gogo, Inc.(x)*	32,200	355,488
GrubHub, Inc.(x)*	46,400	1,994,735
GTT Communications, Inc.*	11,600	272,948
Hortonworks, Inc.(x)*	20,800	173,680
inContact, Inc.*	33,500	468,330
Instructure, Inc.*	7,200	182,664
Intralinks Holdings, Inc.*	17,200	173,032
j2 Global, Inc.	27,578	1,836,970
Limelight Networks, Inc.*	84,300	157,641
Liquidity Services, Inc.*	10,500	118,020
LivePerson, Inc.*	28,200	237,162
LogMeIn, Inc.	15,500	1,401,045
Marchex, Inc., Class B*	2,300	6,371
MeetMe, Inc.*	13,000	80,600
MINDBODY, Inc., Class A(x)*	10,400	204,464
Monster Worldwide, Inc.*	78,400	283,024
New Relic, Inc.*	12,400	475,168
NIC, Inc.	46,855	1,101,093
Q2 Holdings, Inc.*	14,500	415,570
QuinStreet, Inc.*	4,000	12,080
Quotient Technology, Inc.*	34,200	455,202
RealNetworks, Inc.*	10,725	47,834
Reis, Inc.	200	4,092
RetailMeNot, Inc.*	18,900	186,921
Rightside Group Ltd.(x)*	400	3,640
Shutterstock, Inc.*	8,800	560,560
SPS Commerce, Inc.*	9,600	704,736
Stamps.com, Inc.(x)*	8,300	784,433
TechTarget, Inc.*	2,500	20,150
TrueCar, Inc.*	19,500	184,080
Web.com Group, Inc.*	28,400	490,468
WebMD Health Corp.*	22,300	1,108,310
Xactly Corp.*	12,800	188,416
XO Group, Inc.*	4,700	90,851

		24,799,116

IT Services (2.1%)
Acxiom Corp.*	50,069	1,334,339
ALJ Regional Holdings, Inc.(x)*	500	2,350
Blackhawk Network Holdings, Inc.*	31,049	936,748
CACI International, Inc., Class A*	14,759	1,489,183
Cardtronics plc, Class A*	31,600	1,409,360
Cass Information Systems, Inc.	7,181	406,804
Convergys Corp.	50,300	1,530,126
CSG Systems International, Inc.	21,665	895,414
Datalink Corp.*	1,000	10,610
EPAM Systems, Inc.*	27,600	1,912,956
EVERTEC, Inc.	37,900	635,962
ExlService Holdings, Inc.*	22,100	1,101,464
Forrester Research, Inc.	6,200	241,180
Hackett Group, Inc.	7,619	125,866
Information Services Group, Inc.*	500	1,995
Lionbridge Technologies, Inc.*	10,100	50,500
ManTech International Corp., Class A	18,541	698,810
MAXIMUS, Inc.	38,968	2,204,031
MoneyGram International, Inc.*	11,300	80,230
NCI, Inc., Class A	400	4,628
NeuStar, Inc., Class A(x)*	34,700	922,673
Perficient, Inc.*	21,700	437,255
PFSweb, Inc.*	1,700	15,181
Planet Payment, Inc.*	3,500	12,985
Science Applications International Corp.	24,200	1,678,754
ServiceSource International, Inc.*	32,800	160,064
Sykes Enterprises, Inc.*	21,699	610,393
Syntel, Inc.*	17,964	752,871
TeleTech Holdings, Inc.	9,725	281,928
Travelport Worldwide Ltd.	59,600	895,788
Unisys Corp.(x)*	30,464	296,719
Virtusa Corp.*	16,500	407,220

		21,544,387

Semiconductors & Semiconductor Equipment (3.8%)
Acacia Communications, Inc.(x)*	3,000	309,840
Advanced Energy Industries, Inc.*	26,403	1,249,390
Advanced Micro Devices, Inc.*	435,802	3,011,392
Alpha & Omega Semiconductor Ltd.*	5,300	115,116
Ambarella, Inc.(x)*	16,600	1,221,926
Amkor Technology, Inc.*	42,300	411,156
Applied Micro Circuits Corp.*	44,200	307,190
Axcelis Technologies, Inc.*	2,600	34,528
Brooks Automation, Inc.	59,550	810,476
Cabot Microelectronics Corp.	16,920	895,237
Cavium, Inc.*	35,062	2,040,608
CEVA, Inc.*	11,400	399,798
Cirrus Logic, Inc.*	36,467	1,938,221
Cohu, Inc.	600	7,044
Diodes, Inc.*	29,708	633,969
DSP Group, Inc.*	1,100	13,211
Entegris, Inc.*	77,946	1,357,819
Exar Corp.*	9,000	83,790
FormFactor, Inc.*	32,981	357,844
GigPeak, Inc.(x)*	10,300	24,205
Inphi Corp.*	22,500	978,975
Integrated Device Technology, Inc.*	75,400	1,741,740

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Intersil Corp., Class A	77,200	$1,692,996
IXYS Corp.	13,100	157,855
Kopin Corp.*	4,500	9,810
Lattice Semiconductor Corp.*	84,300	547,107
MACOM Technology Solutions Holdings, Inc.*	13,200	558,888
MaxLinear, Inc., Class A*	30,593	620,120
Microsemi Corp.*	67,913	2,850,988
MKS Instruments, Inc.	33,872	1,684,455
Monolithic Power Systems, Inc.	22,496	1,810,928
Nanometrics, Inc.*	13,500	301,590
NeoPhotonics Corp.*	16,000	261,440
NVE Corp.	1,343	79,156
PDF Solutions, Inc.*	10,200	185,334
Photronics, Inc.*	35,600	367,036
Power Integrations, Inc.	18,524	1,167,568
Rambus, Inc.*	72,100	901,250
Rudolph Technologies, Inc.*	10,700	189,818
Semtech Corp.*	46,296	1,283,788
Sigma Designs, Inc.*	3,600	28,044
Silicon Laboratories, Inc.*	25,000	1,470,000
Synaptics, Inc.*	23,437	1,372,939
Tessera Technologies, Inc.	31,010	1,192,024
Ultra Clean Holdings, Inc.*	1,300	9,633
Ultratech, Inc.*	14,924	344,446
Veeco Instruments, Inc.*	30,694	602,523
Xcerra Corp.*	5,900	35,754

		37,668,965

Software (4.4%)
8x8, Inc.*	57,000	879,510
A10 Networks, Inc.*	18,100	193,489
ACI Worldwide, Inc.*	76,416	1,480,942
American Software, Inc., Class A	500	5,550
Aspen Technology, Inc.*	48,200	2,255,278
AVG Technologies N.V.*	23,100	577,731
Barracuda Networks, Inc.*	14,600	372,008
Blackbaud, Inc.	26,487	1,757,148
Bottomline Technologies de, Inc.*	23,491	547,575
BroadSoft, Inc.*	16,600	772,730
Callidus Software, Inc.*	31,500	578,025
CommVault Systems, Inc.*	25,314	1,344,933
Digimarc Corp.*	2,200	84,370
Ebix, Inc.(x)	12,200	693,570
Ellie Mae, Inc.*	18,600	1,958,580
EnerNOC, Inc.(x)*	5,900	31,919
Epiq Systems, Inc.	18,600	306,714
Exa Corp.(x)*	500	8,025
Fair Isaac Corp.	19,727	2,457,788
Fleetmatics Group plc*	21,500	1,289,570
Gigamon, Inc.*	18,700	1,024,760
Globant S.A.(x)*	14,500	610,740
Glu Mobile, Inc.(x)*	73,100	163,744
Guidance Software, Inc.*	500	2,980
HubSpot, Inc.*	16,300	939,206
Imperva, Inc.*	19,700	1,058,087
Infoblox, Inc.*	33,900	893,943
Interactive Intelligence Group, Inc.*	10,000	601,400
Jive Software, Inc.*	8,500	36,210
Mentor Graphics Corp.	68,418	1,808,972
MicroStrategy, Inc., Class A*	6,309	1,056,379
Mitek Systems, Inc.*	8,700	72,123
MobileIron, Inc.*	2,600	7,150
Model N, Inc.*	2,800	31,108
Monotype Imaging Holdings, Inc.	26,300	581,493
Park City Group, Inc.(x)*	500	5,900
Paycom Software, Inc.(x)*	24,900	1,248,237
Paylocity Holding Corp.*	12,200	542,412
Pegasystems, Inc.	20,850	614,867
Progress Software Corp.*	31,977	869,774
Proofpoint, Inc.*	25,800	1,931,130
PROS Holdings, Inc.*	14,900	336,889
QAD, Inc., Class A	800	17,904
Qualys, Inc.*	20,300	775,257
Rapid7, Inc.*	10,400	183,560
RealPage, Inc.*	31,500	809,550
RingCentral, Inc., Class A*	30,300	716,898
Rosetta Stone, Inc.*	700	5,936
Rubicon Project, Inc.*	21,900	181,332
Sapiens International Corp. N.V.	3,000	38,310
SecureWorks Corp., Class A(x)*	9,500	118,845
Silver Spring Networks, Inc.*	20,300	287,854
Synchronoss Technologies, Inc.*	25,434	1,047,372
Take-Two Interactive Software, Inc.*	53,356	2,405,288
Tangoe, Inc.*	13,400	110,550
Telenav, Inc.*	1,000	5,730
TiVo Corp.*	75,394	1,468,675
TubeMogul, Inc.(x)*	8,300	77,771
Varonis Systems, Inc.*	6,700	201,670
VASCO Data Security International, Inc.*	14,200	250,062
Verint Systems, Inc.*	35,751	1,345,310
VirnetX Holding Corp.(x)*	9,200	28,152
Workiva, Inc.(x)*	6,600	119,658
Zendesk, Inc.*	45,900	1,409,589
Zix Corp.*	1,700	6,970

		43,645,202

Technology Hardware, Storage & Peripherals (0.6%)
3D Systems Corp.(x)*	60,700	1,089,565
Avid Technology, Inc.*	3,500	27,790
CPI Card Group, Inc.	4,600	27,784
Cray, Inc.*	25,400	597,916
Diebold, Inc.	36,600	907,314
Eastman Kodak Co.*	10,300	154,500
Electronics for Imaging, Inc.*	26,952	1,318,491
Immersion Corp.(x)*	2,600	21,216
Nimble Storage, Inc.*	23,500	207,505
Pure Storage, Inc., Class A(x)*	34,500	467,475
Silicon Graphics International Corp.*	4,000	30,800
Stratasys Ltd.(x)*	28,800	693,792
Super Micro Computer, Inc.*	19,900	465,063
USA Technologies, Inc.(x)*	2,300	12,892

		6,022,103

Total Information Technology		180,766,064

Materials (4.6%)
Chemicals (2.4%)
A. Schulman, Inc.	13,843	403,108
American Vanguard Corp.	9,900	158,994
Balchem Corp.	19,085	1,479,660
Calgon Carbon Corp.	35,038	531,526
Chase Corp.	1,500	103,680
Chemtura Corp.*	42,400	1,391,144
Chermours Co.(x)	103,600	1,657,600
Ferro Corp.*	52,173	720,509
Flotek Industries, Inc.(x)*	31,000	450,740
FutureFuel Corp.	6,300	71,064
GCP Applied Technologies, Inc.*	40,100	1,135,632
H.B. Fuller Co.	28,859	1,341,078
Hawkins, Inc.	3,400	147,322
Ingevity Corp.*	24,100	1,111,010
Innophos Holdings, Inc.	14,913	582,054
Innospec, Inc.	17,400	1,058,094
KMG Chemicals, Inc.	1,700	48,161
Koppers Holdings, Inc.*	15,013	483,118
Kraton Corp.	23,400	819,936
Kronos Worldwide, Inc.(x)	25,200	208,908
LSB Industries, Inc.(x)*	3,200	27,456
Minerals Technologies, Inc.	21,250	1,502,163

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Olin Corp.	92,501	$1,898,122
OMNOVA Solutions, Inc.*	16,200	136,728
PolyOne Corp.	54,300	1,835,883
Quaker Chemical Corp.	9,100	963,963
Rayonier Advanced Materials, Inc.(x)	22,700	303,499
Sensient Technologies Corp.	24,725	1,874,155
Stepan Co.	12,488	907,378
TerraVia Holdings, Inc.(x)*	32,400	89,100
Trecora Resources*	600	6,852
Tredegar Corp.	14,129	262,658
Trinseo S.A.	16,300	921,928
Tronox Ltd., Class A	24,600	230,502

		24,863,725

Construction Materials (0.2%)
Headwaters, Inc.*	45,700	773,244
Summit Materials, Inc., Class A*	43,716	810,931
U.S. Concrete, Inc.(x)*	8,300	382,340
United States Lime & Minerals, Inc.	600	39,600

		2,006,115

Containers & Packaging (0.2%)
AEP Industries, Inc.	1,600	174,992
Greif, Inc., Class A	17,400	862,866
Greif, Inc., Class B(x)	1,300	78,767
Multi Packaging Solutions International Ltd.*	11,500	165,715
Myers Industries, Inc.	21,400	277,986

		1,560,326

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	132,700	640,941
Allegheny Technologies, Inc.(x)	61,400	1,109,498
Carpenter Technology Corp.	28,500	1,175,910
Century Aluminum Co.*	36,700	255,065
Cliffs Natural Resources, Inc.(x)*	126,800	741,780
Coeur Mining, Inc.(x)*	92,936	1,099,433
Commercial Metals Co.	63,100	1,021,589
Ferroglobe plc	35,400	319,662
Handy & Harman Ltd.*	1,200	25,248
Haynes International, Inc.	8,833	327,793
Hecla Mining Co.(x)	199,429	1,136,745
Kaiser Aluminum Corp.	9,591	829,526
Materion Corp.	7,345	225,565
Olympic Steel, Inc.	1,600	35,360
Redcorp Ventures Ltd.(b)*†	46,400	—
Ryerson Holding Corp.*	10,000	112,900
Schnitzer Steel Industries, Inc., Class A	10,500	219,450
Stillwater Mining Co.*	75,678	1,011,058
SunCoke Energy, Inc.	32,010	256,720
TimkenSteel Corp.(x)*	22,700	237,215
Worthington Industries, Inc.	27,480	1,319,864

		12,101,322

Paper & Forest Products (0.6%)
Boise Cascade Co.*	22,700	576,580
Clearwater Paper Corp.*	10,838	700,893
Deltic Timber Corp.	4,353	294,829
KapStone Paper and Packaging Corp.	54,972	1,040,070
Louisiana-Pacific Corp.*	89,148	1,678,657
Neenah Paper, Inc.	10,700	845,407
P.H. Glatfelter Co.	28,215	611,701
Schweitzer-Mauduit International, Inc.	16,964	654,132

		6,402,269

Total Materials		46,933,757

Real Estate (8.2%)
Equity Real Estate Investment Trusts (REITs) (7.7%)
Acadia Realty Trust (REIT)	45,373	1,644,318
Agree Realty Corp. (REIT)	13,200	652,608
Alexander’s, Inc. (REIT)	1,775	744,790
American Assets Trust, Inc. (REIT)	24,218	1,050,577
Armada Hoffler Properties, Inc. (REIT)	13,300	178,220
Ashford Hospitality Prime, Inc. (REIT)	10,088	142,241
Ashford Hospitality Trust, Inc. (REIT)	37,200	219,108
Bluerock Residential Growth REIT, Inc. (REIT)	1,000	13,000
CareTrust REIT, Inc. (REIT)	26,713	394,818
CatchMark Timber Trust, Inc. (REIT), Class A	12,500	146,125
CBL & Associates Properties, Inc. (REIT)	95,500	1,159,370
Cedar Realty Trust, Inc. (REIT)	42,400	305,280
Chatham Lodging Trust (REIT)	19,500	375,375
Chesapeake Lodging Trust (REIT)	35,000	801,500
City Office REIT, Inc. (REIT)	3,100	39,463
Colony Starwood Homes (REIT)(x)	36,800	1,056,160
Community Healthcare Trust, Inc. (REIT)	3,700	81,104
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	4,700	137,851
CoreSite Realty Corp. (REIT)	19,000	1,406,760
Cousins Properties, Inc. (REIT)	126,906	1,324,899
DiamondRock Hospitality Co. (REIT)	123,698	1,125,652
DuPont Fabros Technology, Inc. (REIT)	42,200	1,740,750
Easterly Government Properties, Inc. (REIT)	18,700	356,796
EastGroup Properties, Inc. (REIT)	21,827	1,605,594
Education Realty Trust, Inc. (REIT)	41,698	1,798,852
Farmland Partners, Inc. (REIT)(x)	1,300	14,560
FelCor Lodging Trust, Inc. (REIT)	74,272	477,569
First Industrial Realty Trust, Inc. (REIT)	69,230	1,953,671
First Potomac Realty Trust (REIT)	31,244	285,883
Four Corners Property Trust, Inc. (REIT)	34,200	729,486
Franklin Street Properties Corp. (REIT)	55,099	694,247
Geo Group, Inc. (REIT)(x)	46,842	1,113,903
Getty Realty Corp. (REIT)	23,175	554,578
Gladstone Commercial Corp. (REIT)	7,600	141,588
Global Net Lease, Inc. (REIT)	96,500	787,440
Government Properties Income Trust (REIT)(x)	37,066	838,433
Gramercy Property Trust (REIT)(x)	234,016	2,255,913
Healthcare Realty Trust, Inc. (REIT)	63,558	2,164,784
Hersha Hospitality Trust (REIT)	30,619	551,754
Hudson Pacific Properties, Inc. (REIT)	53,700	1,765,119
Independence Realty Trust, Inc. (REIT)	15,200	136,800
InfraREIT, Inc. (REIT)	22,524	408,585
Investors Real Estate Trust (REIT)	60,196	358,166
iStar, Inc. (REIT)*	51,000	547,230
Kite Realty Group Trust (REIT)	47,157	1,307,192
LaSalle Hotel Properties (REIT)	63,240	1,509,539
Lexington Realty Trust (REIT)	147,686	1,521,166
LTC Properties, Inc. (REIT)	21,469	1,116,173
Mack-Cali Realty Corp. (REIT)	51,100	1,390,942
Medical Properties Trust, Inc. (REIT)	134,174	1,981,750
Monmouth Real Estate Investment Corp. (REIT)	32,251	460,222

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Monogram Residential Trust, Inc. (REIT)	94,000	$1,000,160
National Health Investors, Inc. (REIT)	21,528	1,689,517
National Storage Affiliates Trust (REIT)	20,200	422,988
New Senior Investment Group, Inc. (REIT)	37,500	432,750
New York REIT, Inc. (REIT)	101,500	928,725
NexPoint Residential Trust, Inc. (REIT)	5,000	98,300
NorthStar Realty Europe Corp. (REIT)	33,700	369,015
One Liberty Properties, Inc. (REIT)	7,500	181,200
Parkway Properties, Inc. (REIT)	45,017	765,739
Pebblebrook Hotel Trust (REIT)(x)	42,843	1,139,624
Pennsylvania Real Estate Investment Trust (REIT)	44,352	1,021,427
Physicians Realty Trust (REIT)	75,000	1,615,500
Potlatch Corp. (REIT)	29,144	1,133,410
Preferred Apartment Communities, Inc. (REIT), Class A	4,400	59,444
PS Business Parks, Inc. (REIT)	11,580	1,315,141
QTS Realty Trust, Inc. (REIT), Class A	26,500	1,400,525
RAIT Financial Trust (REIT)	47,100	159,198
Ramco-Gershenson Properties Trust (REIT)	41,400	775,836
Retail Opportunity Investments Corp. (REIT)	55,300	1,214,388
Rexford Industrial Realty, Inc. (REIT)	36,500	835,485
RLJ Lodging Trust (REIT)	74,300	1,562,529
Ryman Hospitality Properties, Inc. (REIT)	24,134	1,162,293
Sabra Health Care REIT, Inc. (REIT)	44,283	1,115,046
Saul Centers, Inc. (REIT)	5,600	372,960
Select Income REIT (REIT)	35,400	952,260
Seritage Growth Properties (REIT), Class A(x)	14,100	714,588
Silver Bay Realty Trust Corp. (REIT)	22,200	389,166
STAG Industrial, Inc. (REIT)	38,900	953,439
Summit Hotel Properties, Inc. (REIT)	61,700	811,972
Sunstone Hotel Investors, Inc. (REIT)	117,078	1,497,428
Terreno Realty Corp. (REIT)	24,600	676,746
Tier REIT, Inc. (REIT)	27,000	416,880
UMH Properties, Inc. (REIT)	3,700	44,104
Universal Health Realty Income Trust (REIT)	10,250	645,955
Urban Edge Properties (REIT)	50,100	1,409,814
Urstadt Biddle Properties, Inc. (REIT), Class A	22,389	497,484
Washington Prime Group, Inc. (REIT)	105,100	1,301,138
Washington Real Estate Investment Trust (REIT)	47,017	1,463,169
Whitestone REIT (REIT)	9,600	133,248
Xenia Hotels & Resorts, Inc. (REIT)	63,000	956,340

		77,202,835

Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	29,200	1,121,864
Altisource Portfolio Solutions S.A.(x)*	10,000	324,000
AV Homes, Inc.*	3,400	56,576
Consolidated-Tomoka Land Co.	3,000	153,570
Forestar Group, Inc.(x)*	25,821	302,364
FRP Holdings, Inc.*	600	18,642
Griffin Industrial Realty, Inc.	100	3,169
HFF, Inc., Class A	21,300	589,797
Kennedy-Wilson Holdings, Inc.	52,400	1,181,620
Marcus & Millichap, Inc.*	5,800	151,670
RE/MAX Holdings, Inc., Class A	10,000	437,800
RMR Group, Inc., Class A	3,026	114,806
St. Joe Co.*	36,400	669,032
Stratus Properties, Inc.*	200	4,880
Tejon Ranch Co.*	6,902	167,857

		5,297,647

Total Real Estate		82,500,482

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	6,800	442,272
Cincinnati Bell, Inc.*	118,537	483,631
Cogent Communications Holdings, Inc.	23,225	854,912
Consolidated Communications Holdings, Inc.(x)	34,635	874,187
FairPoint Communications, Inc.*	2,600	39,078
General Communication, Inc., Class A*	18,400	253,000
Globalstar, Inc.(x)*	268,800	325,248
Hawaiian Telcom Holdco, Inc.*	800	17,912
IDT Corp., Class B	9,900	170,676
Inteliquent, Inc.	18,627	300,640
Intelsat S.A.(x)*	18,000	48,780
Iridium Communications, Inc.(x)*	46,500	377,115
Lumos Networks Corp.*	12,660	177,240
ORBCOMM, Inc.*	33,500	343,375
pdvWireless, Inc.(x)*	6,200	141,980
Straight Path Communications, Inc., Class B(x)*	3,300	84,513
Vonage Holdings Corp.*	101,100	668,271
Windstream Holdings, Inc.(x)	56,900	571,845

		6,174,675

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	22,500	231,300
NII Holdings, Inc.*	15,300	50,949
Shenandoah Telecommunications Co.	26,848	730,534
Spok Holdings, Inc.	15,100	269,082

		1,281,865

Total Telecommunication Services		7,456,540

Utilities (3.8%)
Electric Utilities (1.3%)
ALLETE, Inc.	28,423	1,694,579
El Paso Electric Co.	21,946	1,026,414
Empire District Electric Co.	30,023	1,024,985
Genie Energy Ltd., Class B*	1,300	7,670
IDACORP, Inc.	29,208	2,286,403
MGE Energy, Inc.	23,179	1,309,845
Otter Tail Corp.	22,725	786,058
PNM Resources, Inc.	48,881	1,599,386
Portland General Electric Co.	50,632	2,156,417
Spark Energy, Inc., Class A(x)	9,400	273,822

		12,165,579

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	11,250	686,925
Delta Natural Gas Co., Inc.(x)	900	21,465
New Jersey Resources Corp.	46,322	1,522,141
Northwest Natural Gas Co.	15,142	910,186
ONE Gas, Inc.	30,000	1,855,200
South Jersey Industries, Inc.	41,952	1,239,682
Southwest Gas Corp.	26,036	1,818,875
Spire, Inc.	25,052	1,596,814

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
WGL Holdings, Inc.	31,025	$1,945,267

		11,596,555

Independent Power and Renewable Electricity Producers (0.6%)
Atlantic Power Corp.	14,800	36,556
Atlantica Yield plc(x)	27,694	526,463
Dynegy, Inc.(x)*	71,223	882,453
NRG Yield, Inc., Class A	19,300	314,976
NRG Yield, Inc., Class C(x)	35,782	606,863
Ormat Technologies, Inc.	25,700	1,244,137
Pattern Energy Group, Inc.(x)	38,100	856,869
Talen Energy Corp.*	47,100	652,335
TerraForm Global, Inc., Class A	45,400	186,594
TerraForm Power, Inc., Class A(x)*	49,500	688,545
Vivint Solar, Inc.(x)*	51,700	163,372

		6,159,163

Multi-Utilities (0.5%)
Avista Corp.	36,899	1,542,009
Black Hills Corp.	28,419	1,739,812
NorthWestern Corp.	26,878	1,546,291
Unitil Corp.	11,200	437,472

		5,265,584

Water Utilities (0.3%)
American States Water Co.	23,758	951,508
Artesian Resources Corp., Class A	1,600	45,664
California Water Service Group	24,400	782,996
Connecticut Water Service, Inc.	6,200	308,326
Consolidated Water Co., Ltd.	1,700	19,754
Global Water Resources, Inc.(x)	1,200	9,612
Middlesex Water Co.	9,100	320,684
SJW Corp.	8,800	384,384
York Water Co.	2,200	65,252

		2,888,180

Total Utilities		38,075,061

Total Common Stocks (99.0%) (Cost $679,363,431)		1,000,498,953

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc. (Contingent Value Shares)(b)*†	48,600	2,916
Durata Therapeutics, Inc. (Contingent Value Shares)(b)*†	9,800	1,176
Dyax Corp. (Contingent Value Shares)(b)*†	85,268	70,986

		75,078

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	10,000	—
Omthera Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	5,500	2,475

		2,475

Total Health Care		77,553

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	44,800	100,800

Total Telecommunication Services		100,800

Total Rights (0.0%) (Cost $—)		178,353

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	8,687,723	8,687,723

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.5%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $5,000,188, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $5,100,001.(xx)	$5,000,000	$5,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $11,700,683, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $11,934,000.(xx)	11,700,000	11,700,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $9,800,408, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $9,996,006.(xx)	9,800,000	9,800,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $5,825,788, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $5,942,091.(xx)	5,825,570	5,825,570
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $5,500,215, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $5,610,059.(xx)	5,500,000	5,500,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $15,000,813, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $15,300,830.(xx)	15,000,000	15,000,000
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $12,001,167, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26-9/15/46; total market value $12,240,510.(xx)	12,000,000	12,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $5,450,227, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $5,559,000.(xx)	5,450,000	5,450,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $4,800,140, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $4,896,000.(xx)	4,800,000	4,800,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $3,000,123, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $3,060,000.(xx)	3,000,000	3,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $10,000,542, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $10,200,206.(xx)	10,000,000	10,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $7,625,292, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $7,777,657.(xx)	7,625,000	7,625,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $6,000,420, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $6,120,003.(xx)	6,000,000	6,000,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $5,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $5,100,001.(xx)	$5,000,000	$5,000,000

Total Repurchase Agreements		106,700,570

Total Short-Term Investments (11.4%) (Cost $115,388,293)		115,388,293

Total Investments (110.4%) (Cost $794,751,724)		1,116,065,599
Other Assets Less Liabilities (-10.4%)		(105,081,621)

Net Assets (100%)		$1,010,983,978

*	Non-income producing.

†	Securities (totaling $1,076,310 or 0.1% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,501,921.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $104,393,728. This was secured by collateral of $106,700,570 which was received as cash and subsequently invested in short-term investments currently valued at $106,700,570, as reported in the Portfolio of Investments, and $945,232 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.750%, maturing 10/13/16-2/15/46.

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	69	December-16	$8,666,429	$8,613,270	$(53,159)

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)(b)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(d)		Total
Assets:
Common Stocks
Consumer Discretionary	$125,865,688	$—	$—		$125,865,688
Consumer Staples	30,202,333	—	—		30,202,333
Energy	32,371,762	—	—		32,371,762
Financials	174,214,247	—	40,800		174,255,047
Health Care	139,836,618	495,226	857,157		141,189,001
Industrials	140,883,218	—	—		140,883,218
Information Technology	180,766,064	—	—		180,766,064
Materials	46,933,757	—	—	(e)	46,933,757
Real Estate	82,497,313	3,169	—		82,500,482
Telecommunication Services	7,456,540	—	—		7,456,540
Utilities	38,075,061	—	—		38,075,061
Rights
Health Care	—	—	77,553		77,553
Telecommunication Services	—	—	100,800		100,800
Short-Term Investments
Investment Companies	8,687,723	—	—		8,687,723
Repurchase Agreements	—	106,700,570	—		106,700,570

Total Assets	$1,007,790,324	$107,198,965	$1,076,310		$1,116,065,599

Liabilities:
Futures	$(53,159)	$—	$—		$(53,159)

Total Liabilities	$(53,159)	$—	$—		$(53,159)

Total	$1,007,737,165	$107,198,965	$1,076,310		$1,116,012,440

(a)	A security with a market value of $388,494 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $163,380 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(c)	A security with a market value of $495,226 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(d)	Securities with a market value of $897,957 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(e)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$390,430,989
Aggregate gross unrealized depreciation	(72,354,945)

Net unrealized appreciation	$318,076,044

Federal income tax cost of investments	$797,989,555

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.3%)
Auto Components (0.6%)
Delphi Automotive plc	86,500	$6,169,180

Automobiles (1.7%)
Ferrari N.V.(x)	126,420	6,557,406
Tesla Motors, Inc.(x)*	51,204	10,447,152

		17,004,558

Hotels, Restaurants & Leisure (3.3%)
Las Vegas Sands Corp.	171,365	9,860,342
Marriott International, Inc., Class A	109,000	7,338,970
MGM Resorts International*	506,546	13,185,393
Starbucks Corp.	59,264	3,208,553

		33,593,258

Internet & Direct Marketing Retail (15.1%)
Amazon.com, Inc.*	111,202	93,110,547
Ctrip.com International Ltd. (ADR)(x)*	115,800	5,392,806
Netflix, Inc.*	81,286	8,010,735
Priceline Group, Inc.*	31,164	45,857,514

		152,371,602

Media (0.2%)
Walt Disney Co.	19,028	1,766,940

Specialty Retail (4.6%)
AutoZone, Inc.*	15,344	11,789,409
Lowe’s Cos., Inc.	157,696	11,387,228
O’Reilly Automotive, Inc.*	12,300	3,445,353
Ross Stores, Inc.	130,826	8,412,112
Signet Jewelers Ltd.	48,617	3,623,425
Tractor Supply Co.	122,366	8,241,350

		46,898,877

Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc.	316,800	7,999,200

Total Consumer Discretionary		265,803,615

Consumer Staples (3.6%)
Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	25,210	3,844,777
Walgreens Boots Alliance, Inc.	140,400	11,319,048

		15,163,825

Food Products (0.8%)
Mondelez International, Inc., Class A	184,000	8,077,600

Tobacco (1.3%)
Philip Morris International, Inc.	128,800	12,521,936

Total Consumer Staples		35,763,361

Financials (4.2%)
Capital Markets (4.2%)
BlackRock, Inc.	5,800	2,102,268
Intercontinental Exchange, Inc.	40,561	10,925,511
Morgan Stanley	468,600	15,023,316
State Street Corp.	102,100	7,109,223
TD Ameritrade Holding Corp.	213,478	7,522,965

Total Financials		42,683,283

Health Care (17.5%)
Biotechnology (4.0%)
Alexion Pharmaceuticals, Inc.*	81,357	9,969,487
Biogen, Inc.*	33,474	10,478,366
BioMarin Pharmaceutical, Inc.*	20,600	1,905,912
Celgene Corp.*	67,780	7,085,044
Incyte Corp.*	28,600	2,696,694
Vertex Pharmaceuticals, Inc.*	97,997	8,546,318

		40,681,821

Health Care Equipment & Supplies (4.5%)
Danaher Corp.	253,932	19,905,729
Intuitive Surgical, Inc.*	22,100	16,018,743
Stryker Corp.	83,600	9,731,876

		45,656,348

Health Care Providers & Services (5.5%)
Aetna, Inc.	97,139	11,214,698
Anthem, Inc.	51,600	6,465,996
Centene Corp.*	34,213	2,290,902
Cigna Corp.	52,600	6,854,832
Humana, Inc.	65,026	11,502,449
McKesson Corp.	17,332	2,890,111
UnitedHealth Group, Inc.	98,692	13,816,880

		55,035,868

Life Sciences Tools & Services (0.5%)
Illumina, Inc.*	26,710	4,852,139

Pharmaceuticals (3.0%)
Allergan plc*	44,805	10,319,039
Bristol-Myers Squibb Co.	240,717	12,979,461
Zoetis, Inc.	132,000	6,865,320

		30,163,820

Total Health Care		176,389,996

Industrials (6.5%)
Aerospace & Defense (1.2%)
Boeing Co.	92,696	12,211,771

Air Freight & Logistics (0.6%)
FedEx Corp.	36,000	6,288,480

Airlines (2.1%)
American Airlines Group, Inc.	467,200	17,104,192
Delta Air Lines, Inc.	103,900	4,089,504

		21,193,696

Industrial Conglomerates (0.8%)
Roper Technologies, Inc.	45,606	8,321,727

Machinery (1.2%)
Fortive Corp.	129,766	6,605,090
Illinois Tool Works, Inc.	16,500	1,977,360
Wabtec Corp.	42,616	3,479,596

		12,062,046

Professional Services (0.4%)
IHS Markit Ltd.*	96,739	3,632,549

Road & Rail (0.2%)
Kansas City Southern	14,700	1,371,804

Total Industrials		65,082,073

Information Technology (36.3%)
Communications Equipment (0.4%)
Palo Alto Networks, Inc.*	26,100	4,158,513

Internet Software & Services (14.7%)
Alibaba Group Holding Ltd. (ADR)*	101,100	10,695,369
Alphabet, Inc., Class A*	45,600	36,665,136
Alphabet, Inc., Class C*	40,705	31,639,590
Facebook, Inc., Class A*	369,800	47,434,246
Tencent Holdings Ltd.	526,300	14,582,815
VeriSign, Inc.(x)*	93,197	7,291,733

		148,308,889

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (8.1%)
Fiserv, Inc.*	62,506	$6,217,472
MasterCard, Inc.	260,790	26,540,598
PayPal Holdings, Inc.*	503,747	20,638,514
Visa, Inc., Class A	347,908	28,771,992

		82,168,576

Semiconductors & Semiconductor Equipment (2.4%)
ASML Holding N.V. (N.Y. Shares)	72,600	7,955,508
NXP Semiconductors N.V.*	153,582	15,666,900

		23,622,408

Software (7.4%)
Microsoft Corp.	582,600	33,557,760
Mobileye N.V.*	131,756	5,608,853
NetSuite, Inc.*	76,686	8,488,373
salesforce.com, Inc.*	237,879	16,967,909
ServiceNow, Inc.*	124,134	9,825,206

		74,448,101

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	297,874	33,674,656

Total Information Technology		366,381,143

Materials (0.9%)
Chemicals (0.6%)
Ashland Global Holdings, Inc.	52,900	6,133,755

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	16,617	2,976,271

Total Materials		9,110,026

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)	151,757	17,198,621
Crown Castle International Corp. (REIT)	77,574	7,308,246
Equinix, Inc. (REIT)	11,400	4,106,850

Total Real Estate		28,613,717

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	95,300	4,452,416

Total Telecommunication Services		4,452,416

Utilities (0.5%)
Electric Utilities (0.5%)
NextEra Energy, Inc.	44,400	5,431,008

Total Utilities		5,431,008

Total Common Stocks (99.0%) (Cost $678,383,625)		999,710,638

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	4,723,878	4,723,878

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,000,075, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,100,123, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,142,000.(xx)	2,100,000	2,100,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,200,092, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $2,244,001.(xx)	2,200,000	2,200,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,767,047, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,802,323.(xx)	1,766,981	1,766,981
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,500,135, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,550,138.(xx)	2,500,000	2,500,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,100,032, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,122,000.(xx)	$1,100,000	$1,100,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $3,000,210, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.250%, maturing 12/31/16-11/15/45; total market value $3,060,002.(xx)	3,000,000	3,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		23,666,981

Total Short-Term Investments (2.8%) (Cost $28,390,859)		28,390,859

Total Investments (101.8%) (Cost $706,774,484)		1,028,101,497
Other Assets Less Liabilities (-1.8%)		(18,174,508)

Net Assets (100%)		$1,009,926,989

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $23,136,072. This was secured by collateral of $23,666,981 which was received as cash and subsequently invested in short-term investments currently valued at $23,666,981, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$265,803,615	$—	$—	$265,803,615
Consumer Staples	35,763,361	—	—	35,763,361
Financials	42,683,283	—	—	42,683,283
Health Care	176,389,996	—	—	176,389,996
Industrials	65,082,073	—	—	65,082,073
Information Technology	351,798,328	14,582,815	—	366,381,143
Materials	9,110,026	—	—	9,110,026
Real Estate	28,613,717	—	—	28,613,717
Telecommunication Services	4,452,416	—	—	4,452,416
Utilities	5,431,008	—	—	5,431,008
Short-Term Investments
Investment Companies	4,723,878	—	—	4,723,878
Repurchase Agreements	—	23,666,981	—	23,666,981

Total Assets	$989,851,701	$38,249,796	$—	$1,028,101,497

Total Liabilities	$—	$—	$—	$—

Total	$989,851,701	$38,249,796	$—	$1,028,101,497

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$333,901,827
Aggregate gross unrealized depreciation	(13,101,668)

Net unrealized appreciation	$320,800,159

Federal income tax cost of investments	$707,301,338

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (1.3%)
Delphi Automotive plc	16,767	$1,195,823

Automobiles (1.9%)
General Motors Co.	56,604	1,798,309

Household Durables (2.4%)
Lennar Corp., Class A	24,369	1,031,783
Newell Brands, Inc.	23,772	1,251,834

		2,283,617

Internet & Direct Marketing Retail (5.0%)
Amazon.com, Inc.*	3,162	2,647,574
Expedia, Inc.	8,970	1,046,978
Priceline Group, Inc.*	697	1,025,629

		4,720,181

Media (5.6%)
CBS Corp. (Non-Voting), Class B	23,945	1,310,749
Time Warner, Inc.	19,254	1,532,811
Walt Disney Co.	27,163	2,522,356

		5,365,916

Total Consumer Discretionary		15,363,846

Consumer Staples (11.9%)
Beverages (3.2%)
PepsiCo, Inc.	28,346	3,083,194

Food & Staples Retailing (1.8%)
Walgreens Boots Alliance, Inc.	21,169	1,706,645

Food Products (2.8%)
Mondelez International, Inc., Class A	60,411	2,652,043

Tobacco (4.1%)
Philip Morris International, Inc.	39,893	3,878,398

Total Consumer Staples		11,320,280

Energy (7.7%)
Energy Equipment & Services (2.5%)
Halliburton Co.	26,148	1,173,522
McDermott International, Inc.*	162,139	812,317
Noble Corp. plc	57,179	362,515

		2,348,354

Oil, Gas & Consumable Fuels (5.2%)
EOG Resources, Inc.	18,343	1,773,952
Gulfport Energy Corp.*	32,800	926,600
Laredo Petroleum, Inc.*	54,403	701,799
Oasis Petroleum, Inc.(x)*	67,892	778,721
SM Energy Co.	19,461	750,805

		4,931,877

Total Energy		7,280,231

Financials (13.3%)
Banks (4.0%)
JPMorgan Chase & Co.	27,536	1,833,622
U.S. Bancorp	23,410	1,004,055
Wells Fargo & Co.	21,243	940,640

		3,778,317

Consumer Finance (1.6%)
American Express Co.	24,007	1,537,408

Insurance (7.7%)
Aflac, Inc.	18,770	1,349,000
Allstate Corp.	21,840	1,510,891
Aon plc	18,550	2,086,690
Lincoln National Corp.	22,017	1,034,359
MetLife, Inc.	28,887	1,283,449

		7,264,389

Total Financials		12,580,114

Health Care (17.7%)
Biotechnology (4.9%)
Alnylam Pharmaceuticals, Inc.(x)*	16,630	1,127,182
Atara Biotherapeutics, Inc.(x)*	13,169	281,685
Biogen, Inc.*	4,478	1,401,748
Emergent BioSolutions, Inc.*	12,563	396,111
Lexicon Pharmaceuticals, Inc.(x)*	71,729	1,296,143
TG Therapeutics, Inc.(x)*	16,849	130,411

		4,633,280

Health Care Equipment & Supplies (0.5%)
Wright Medical Group N.V.(x)*	20,150	494,280

Health Care Providers & Services (3.4%)
Envision Healthcare Holdings, Inc.*	36,769	818,846
Laboratory Corp. of America Holdings*	7,820	1,075,093
UnitedHealth Group, Inc.	9,753	1,365,420

		3,259,359

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	7,314	1,198,106

Pharmaceuticals (7.6%)
Allergan plc*	7,071	1,628,522
Catalent, Inc.*	53,474	1,381,768
Eli Lilly & Co.	18,339	1,471,888
Impax Laboratories, Inc.*	23,173	549,200
Mallinckrodt plc*	18,709	1,305,514
Medicines Co.(x)*	22,464	847,792

		7,184,684

Total Health Care		16,769,709

Industrials (6.0%)
Aerospace & Defense (1.3%)
United Technologies Corp.	12,290	1,248,664

Machinery (2.4%)
Caterpillar, Inc.	18,984	1,685,210
Colfax Corp.*	19,264	605,467

		2,290,677

Road & Rail (2.3%)
Union Pacific Corp.	22,400	2,184,672

Total Industrials		5,724,013

Information Technology (19.8%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	8,545	727,008

Electronic Equipment, Instruments & Components (1.6%)
Dolby Laboratories, Inc., Class A	16,408	890,790
Jabil Circuit, Inc.	30,924	674,762

		1,565,552

Internet Software & Services (2.5%)
Facebook, Inc., Class A*	18,758	2,406,089

IT Services (2.1%)
Visa, Inc., Class A	23,544	1,947,089

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (9.0%)
Broadcom Ltd.	4,600	$793,592
Integrated Device Technology, Inc.*	26,025	601,177
Lam Research Corp.	9,351	885,633
Marvell Technology Group Ltd.	64,834	860,347
Maxim Integrated Products, Inc.	13,721	547,880
Micron Technology, Inc.*	75,869	1,348,951
NXP Semiconductors N.V.*	5,911	602,981
ON Semiconductor Corp.*	51,384	633,051
Qorvo, Inc.*	9,641	537,389
Silicon Laboratories, Inc.*	9,494	558,247
Skyworks Solutions, Inc.	8,104	617,039
Xilinx, Inc.	10,818	587,850

		8,574,137

Software (2.2%)
Activision Blizzard, Inc.	17,516	775,959
Electronic Arts, Inc.*	9,140	780,556
Take-Two Interactive Software, Inc.*	12,742	574,409

		2,130,924

Technology Hardware, Storage & Peripherals (1.6%)
Western Digital Corp.	25,429	1,486,834

Total Information Technology		18,837,633

Materials (1.4%)
Chemicals (1.4%)
Dow Chemical Co.	26,252	1,360,641

Total Materials		1,360,641

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
Digital Realty Trust, Inc. (REIT)	10,917	1,060,259
Simon Property Group, Inc. (REIT)	9,100	1,883,791

Total Real Estate		2,944,050

Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
T-Mobile US, Inc.*	22,525	1,052,368

Total Telecommunication Services		1,052,368

Total Common Stocks (98.2%) (Cost $80,816,106)		93,232,885

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	1,312,084	1,312,084

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.0%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $400,023, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $408,000.(xx)	$400,000	400,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $300,013, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $306,000.(xx)	300,000	300,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $998,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,017,931.(xx)	997,970	997,970
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $400,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $408,022.(xx)	400,000	400,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $500,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $510,000.(xx)	500,000	500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $200,006, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $204,000.(xx)	200,000	200,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $500,020, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $510,000.(xx)	$500,000	$500,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		3,797,970

Total Short-Term Investments (5.4%) (Cost $5,110,054)		5,110,054

Total Investments (103.6%) (Cost $85,926,160)		98,342,939
Other Assets Less Liabilities (-3.6%)		(3,408,679)

Net Assets (100%)		$94,934,260

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $3,695,157. This was secured by collateral of $3,797,970 which was received as cash and subsequently invested in short-term investments currently valued at $3,797,970, as reported in the Portfolio of Investments.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,363,846	$—	$—	$15,363,846
Consumer Staples	11,320,280	—	—	11,320,280
Energy	7,280,231	—	—	7,280,231
Financials	12,580,114	—	—	12,580,114
Health Care	16,769,709	—	—	16,769,709
Industrials	5,724,013	—	—	5,724,013
Information Technology	18,837,633	—	—	18,837,633
Materials	1,360,641	—	—	1,360,641
Real Estate	2,944,050	—	—	2,944,050
Telecommunication Services	1,052,368	—	—	1,052,368
Short-Term Investments
Investment Companies	1,312,084	—	—	1,312,084
Repurchase Agreements	—	3,797,970	—	3,797,970

Total Assets	$94,544,969	$3,797,970	$—	$98,342,939

Total Liabilities	$—	$—	$—	$—

Total	$94,544,969	$3,797,970	$—	$98,342,939

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,891,895
Aggregate gross unrealized depreciation	(4,490,389)

Net unrealized appreciation	$12,401,506

Federal income tax cost of investments	$85,941,433

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.5%)
Auto Components (1.1%)
Johnson Controls International plc	86,365	$4,018,564

Hotels, Restaurants & Leisure (5.8%)
Six Flags Entertainment Corp.	87,000	4,664,070
Starbucks Corp.	125,300	6,783,742
Vail Resorts, Inc.	23,677	3,714,448
Yum! Brands, Inc.	64,300	5,839,083

		21,001,343

Internet & Direct Marketing Retail (5.4%)
Amazon.com, Inc.*	23,553	19,721,162

Media (3.2%)
Charter Communications, Inc., Class A*	25,700	6,938,229
Cinemark Holdings, Inc.	126,298	4,834,687

		11,772,916

Multiline Retail (1.1%)
Dollar General Corp.	58,900	4,122,411

Specialty Retail (4.2%)
Home Depot, Inc.	84,200	10,834,856
O’Reilly Automotive, Inc.*	16,400	4,593,804

		15,428,660

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	67,500	2,467,800

Total Consumer Discretionary		78,532,856

Consumer Staples (7.2%)
Beverages (3.9%)
Constellation Brands, Inc., Class A	45,904	7,642,557
Monster Beverage Corp.*	46,100	6,767,941

		14,410,498

Food Products (1.4%)
TreeHouse Foods, Inc.*	57,500	5,013,425

Tobacco (1.9%)
Reynolds American, Inc.	145,800	6,874,470

Total Consumer Staples		26,298,393

Financials (5.6%)
Capital Markets (5.6%)
Intercontinental Exchange, Inc.	25,306	6,816,424
Raymond James Financial, Inc.	71,804	4,179,711
S&P Global, Inc.	44,100	5,581,296
SEI Investments Co.	86,100	3,927,021

Total Financials		20,504,452

Health Care (15.6%)
Biotechnology (3.8%)
Alexion Pharmaceuticals, Inc.*	20,600	2,524,324
Biogen, Inc.*	13,500	4,225,905
Celgene Corp.*	66,313	6,931,698

		13,681,927

Health Care Equipment & Supplies (4.8%)
Baxter International, Inc.	89,300	4,250,680
Boston Scientific Corp.*	195,700	4,657,660
DexCom, Inc.*	43,400	3,804,444
Intuitive Surgical, Inc.*	6,700	4,856,361

		17,569,145

Health Care Providers & Services (4.6%)
Amedisys, Inc.*	70,700	3,354,008
Surgical Care Affiliates, Inc.*	89,000	4,339,640
UnitedHealth Group, Inc.	65,600	9,184,000

		16,877,648

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	53,300	2,873,936
Eli Lilly & Co.	31,500	2,528,190
Novo Nordisk A/S (ADR)	84,200	3,501,878

		8,904,004

Total Health Care		57,032,724

Industrials (10.4%)
Aerospace & Defense (1.0%)
Orbital ATK, Inc.	49,900	3,803,877

Commercial Services & Supplies (3.9%)
KAR Auction Services, Inc.	157,000	6,776,120
Waste Connections, Inc.	97,400	7,275,780

		14,051,900

Electrical Equipment (1.1%)
Acuity Brands, Inc.	14,700	3,889,620

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	42,400	4,348,968

Professional Services (0.7%)
TransUnion*	76,960	2,655,120

Road & Rail (1.4%)
Kansas City Southern	56,500	5,272,580

Trading Companies & Distributors (1.1%)
HD Supply Holdings, Inc.*	123,374	3,945,501

Total Industrials		37,967,566

Information Technology (34.1%)
Communications Equipment (1.3%)
Harris Corp.	52,100	4,772,881

Internet Software & Services (12.5%)
Alphabet, Inc., Class A*	15,408	12,388,956
Alphabet, Inc., Class C*	11,747	9,130,826
CoStar Group, Inc.*	17,100	3,702,663
Facebook, Inc., Class A*	109,088	13,992,718
Tencent Holdings Ltd. (ADR)(x)	228,600	6,372,225

		45,587,388

IT Services (8.8%)
Acxiom Corp.*	142,291	3,792,055
EPAM Systems, Inc.*	66,413	4,603,085
PayPal Holdings, Inc.*	153,500	6,288,895
Visa, Inc., Class A	149,664	12,377,213
WEX, Inc.*	44,400	4,799,196

		31,860,444

Software (10.0%)
Adobe Systems, Inc.*	50,500	5,481,270
Ellie Mae, Inc.*	38,656	4,070,477
Nintendo Co., Ltd. (ADR)	81,800	2,697,764
salesforce.com, Inc.*	63,500	4,529,455
ServiceNow, Inc.*	79,323	6,278,415
Symantec Corp.	150,600	3,780,060
Take-Two Interactive Software, Inc.*	131,500	5,928,020
Tyler Technologies, Inc.*	22,200	3,801,306

		36,566,767

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	48,579	5,491,856

Total Information Technology		124,279,336

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (4.1%)
Chemicals (1.5%)
Sherwin-Williams Co.	20,100	$5,560,866

Construction Materials (1.3%)
Vulcan Materials Co.	42,000	4,776,660

Containers & Packaging (1.3%)
Berry Plastics Group, Inc.*	103,300	4,529,705

Total Materials		14,867,231

Real Estate (1.1%)
Real Estate Management & Development (1.1%)
CBRE Group, Inc., Class A*	139,829	3,912,415

Total Real Estate		3,912,415

Total Common Stocks (99.6%) (Cost $290,058,997)		363,394,973

SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	4,121,987	4,121,987

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $270,010, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $275,400.(xx)	$270,000	270,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $300,009, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $306,000.(xx)	300,000	300,000

Total Repurchase Agreements		570,000

Total Short-Term Investments (1.3%) (Cost $4,691,987)		4,691,987

Total Investments (100.9%) (Cost $294,750,984)		368,086,960
Other Assets Less Liabilities (-0.9%)		(3,351,277)

Net Assets (100%)		$364,735,683

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $561,140. This was secured by collateral of $570,000 which was received as cash and subsequently invested in short-term investments currently valued at $570,000, as reported in the Portfolio of Investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$78,532,856	$—	$—	$78,532,856
Consumer Staples	26,298,393	—	—	26,298,393
Financials	20,504,452	—	—	20,504,452
Health Care	57,032,724	—	—	57,032,724
Industrials	37,967,566	—	—	37,967,566
Information Technology	124,279,336	—	—	124,279,336
Materials	14,867,231	—	—	14,867,231
Real Estate	3,912,415	—	—	3,912,415
Short-Term Investments
Investment Companies	4,121,987	—	—	4,121,987
Repurchase Agreements	—	570,000	—	570,000

Total Assets	$367,516,960	$570,000	$—	$368,086,960

Total Liabilities	$—	$—	$—	$—

Total	$367,516,960	$570,000	$—	$368,086,960

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,897,397
Aggregate gross unrealized depreciation	(9,675,158)

Net unrealized appreciation	$73,222,239

Federal income tax cost of investments	$294,864,721

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.1%)
Auto Components (0.5%)
BorgWarner, Inc.	4,540	$159,717
Delphi Automotive plc	13,400	955,688
Gentherm, Inc.*	1,188	37,327
Johnson Controls International plc	75,915	3,532,325
Lear Corp.	3,200	387,904
Visteon Corp.	2,100	150,486

		5,223,447

Automobiles (0.4%)
Ferrari N.V.(x)	13,570	703,876
Harley-Davidson, Inc.	8,291	436,024
Tesla Motors, Inc.(x)*	13,768	2,809,085
Thor Industries, Inc.	2,200	186,340

		4,135,325

Distributors (0.1%)
Genuine Parts Co.	7,193	722,537
LKQ Corp.*	15,863	562,502
Pool Corp.	2,112	199,626

		1,484,665

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	133,780
Houghton Mifflin Harcourt Co.*	6,200	83,142
Service Corp. International	7,325	194,406
ServiceMaster Global Holdings, Inc.*	4,800	161,664

		572,992

Hotels, Restaurants & Leisure (2.7%)
Aramark	8,200	311,846
Bloomin’ Brands, Inc.	6,400	110,336
Brinker International, Inc.(x)	2,800	141,204
Chipotle Mexican Grill, Inc.(x)*	1,586	671,671
Choice Hotels International, Inc.	2,332	105,127
Darden Restaurants, Inc.	5,300	324,996
Denny’s Corp.*	5,082	54,327
Domino’s Pizza, Inc.	2,508	380,840
Dunkin’ Brands Group, Inc.	5,362	279,253
Extended Stay America, Inc.	3,000	42,600
Hilton Worldwide Holdings, Inc.	86,570	1,985,050
Hyatt Hotels Corp., Class A*	3,000	147,660
Interval Leisure Group, Inc.	5,788	99,380
Las Vegas Sands Corp.	16,537	951,539
Marriott International, Inc., Class A	37,788	2,544,266
McDonald’s Corp.	40,346	4,654,315
MGM Resorts International*	93,879	2,443,670
Panera Bread Co., Class A(x)*	1,452	282,733
Pinnacle Entertainment, Inc.*	2,068	25,519
Popeyes Louisiana Kitchen, Inc.*	726	38,580
Scientific Games Corp., Class A(x)*	5,016	56,530
SeaWorld Entertainment, Inc.(x)	5,000	67,400
Six Flags Entertainment Corp.	3,500	187,635
Sonic Corp.	4,554	119,224
Starbucks Corp.	106,078	5,743,062
Vail Resorts, Inc.	1,700	266,696
Wyndham Worldwide Corp.	6,732	453,266
Wynn Resorts Ltd.(x)	4,058	395,330
Yum! Brands, Inc.	18,362	1,667,453
Zoe’s Kitchen, Inc.(x)*	148,600	3,297,434

		27,848,942

Household Durables (0.6%)
CalAtlantic Group, Inc.	4,500	150,480
D.R. Horton, Inc.	6,300	190,260
iRobot Corp.(x)*	990	43,540
Leggett & Platt, Inc.	6,400	291,712
Lennar Corp., Class A	3,400	143,956
Mohawk Industries, Inc.*	2,000	400,680
Newell Brands, Inc.	70,149	3,694,046
NVR, Inc.*	198	324,694
PulteGroup, Inc.	8,000	160,320
Tempur Sealy International, Inc.(x)*	3,100	175,894
Toll Brothers, Inc.*	4,400	131,384
TopBuild Corp.*	1,868	62,018
Tupperware Brands Corp.	2,300	150,351
Whirlpool Corp.	800	129,728

		6,049,063

Internet & Direct Marketing Retail (6.2%)
Amazon.com, Inc.*	48,556	40,656,423
Expedia, Inc.	5,530	645,462
Liberty Interactive Corp. QVC Group*	75,522	1,511,195
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	166,497
Liberty Ventures*	16,564	660,407
Netflix, Inc.*	30,350	2,990,993
Nutrisystem, Inc.(x)	1,650	48,989
Priceline Group, Inc.*	10,682	15,718,456
TripAdvisor, Inc.(x)*	4,944	312,362
Wayfair, Inc., Class A(x)*	3,200	125,984

		62,836,768

Leisure Products (0.1%)
Brunswick Corp.	3,400	165,852
Hasbro, Inc.	4,339	344,213
Mattel, Inc.	15,700	475,395
Polaris Industries, Inc.(x)	3,208	248,428

		1,233,888

Media (5.2%)
AMC Networks, Inc., Class A*	39,928	2,070,666
CBS Corp. (Non-Voting), Class B	36,980	2,024,285
Charter Communications, Inc., Class A*	22,334	6,029,510
Cinemark Holdings, Inc.	5,280	202,118
Comcast Corp., Class A	221,463	14,691,856
Discovery Communications, Inc., Class A*	84,934	2,286,423
Discovery Communications, Inc., Class C*	40,176	1,057,031
DISH Network Corp., Class A*	6,839	374,640
Interpublic Group of Cos., Inc.	20,877	466,601
Liberty Braves Group, Class A*	1,645	28,705
Liberty Braves Group, Class C*	3,300	57,354
Liberty Broadband Corp.*	27,322	1,938,206
Liberty Global plc*	20,514	677,783
Liberty Global plc LiLAC, Class A*	1,770	48,834
Liberty Global plc LiLAC, Class C*	3,065	85,973
Liberty Global plc, Class A*	10,136	346,448
Liberty Media Group, Class A*	4,113	117,837
Liberty Media Group, Class C*	8,251	232,183
Liberty SiriusXM Group, Class A*	16,452	559,039
Liberty SiriusXM Group, Class C*	33,005	1,102,697
Lions Gate Entertainment Corp.(x)	4,400	87,956
Loral Space & Communications, Inc.*	98	3,833
Madison Square Garden Co., Class A*	10,920	1,849,957
MSG Networks, Inc., Class A*	35,561	661,790
Omnicom Group, Inc.	11,026	937,210
Scripps Networks Interactive, Inc., Class A	4,861	308,625
Sirius XM Holdings, Inc.(x)*	96,911	404,119
Starz, Class A*	21,763	678,788
Time Warner, Inc.	23,800	1,894,718

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Twenty-First Century Fox, Inc., Class A	124,706	$3,020,379
Twenty-First Century Fox, Inc., Class B	15,300	378,522
Viacom, Inc., Class B	29,457	1,122,312
Walt Disney Co.	74,687	6,935,436
World Wrestling Entertainment, Inc., Class A(x)	33,979	723,753

		53,405,587

Multiline Retail (0.5%)
Dollar General Corp.	30,153	2,110,408
Dollar Tree, Inc.*	32,239	2,544,625
Nordstrom, Inc.(x)	7,374	382,563
Target Corp.	3,140	215,655

		5,253,251

Specialty Retail (3.8%)
Advance Auto Parts, Inc.	3,366	501,938
AutoNation, Inc.*	3,102	151,098
AutoZone, Inc.*	1,491	1,145,595
Bed Bath & Beyond, Inc.	3,461	149,204
Buckle, Inc.(x)	1,914	45,993
Cabela’s, Inc.*	2,112	116,012
CarMax, Inc.*	9,699	517,442
Cato Corp., Class A	1,720	56,571
Chico’s FAS, Inc.	9,900	117,810
Dick’s Sporting Goods, Inc.	3,100	175,832
Five Below, Inc.*	91,500	3,686,535
Foot Locker, Inc.	5,600	379,232
GNC Holdings, Inc., Class A	3,432	70,081
Home Depot, Inc.	75,160	9,671,589
L Brands, Inc.	2,177	154,066
Lowe’s Cos., Inc.	67,638	4,884,140
Michaels Cos., Inc.*	5,600	135,352
O’Reilly Automotive, Inc.*	6,496	1,819,595
Ross Stores, Inc.	32,974	2,120,228
Sally Beauty Holdings, Inc.*	5,700	146,376
Signet Jewelers Ltd.	3,700	275,761
TJX Cos., Inc.	58,583	4,380,837
Tractor Supply Co.	27,516	1,853,203
Ulta Salon Cosmetics & Fragrance, Inc.*	23,404	5,569,684
Urban Outfitters, Inc.*	4,700	162,244
Williams-Sonoma, Inc.	4,290	219,133

		38,505,551

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	2,244	194,577
Coach, Inc.	3,700	135,272
Deckers Outdoor Corp.*	1,848	110,048
G-III Apparel Group Ltd.*	924	26,935
Hanesbrands, Inc.	66,148	1,670,237
lululemon athletica, Inc.*	5,200	317,096
Michael Kors Holdings Ltd.*	10,109	473,000
NIKE, Inc., Class B	60,866	3,204,594
Oxford Industries, Inc.	858	58,087
Ralph Lauren Corp.	12,649	1,279,320
Skechers USA, Inc., Class A*	5,700	130,530
Steven Madden Ltd.*	3,294	113,841
Under Armour, Inc., Class A(x)*	8,464	327,388
Under Armour, Inc., Class C*	8,524	288,623
VF Corp.	17,504	981,099
Wolverine World Wide, Inc.	5,800	133,574

		9,444,221

Total Consumer Discretionary		215,993,700

Consumer Staples (5.1%)
Beverages (1.8%)
Brown-Forman Corp., Class B	10,868	515,578
Coca-Cola Co.	134,054	5,673,165
Constellation Brands, Inc., Class A	26,017	4,331,570
Dr. Pepper Snapple Group, Inc.	8,627	787,731
Monster Beverage Corp.*	6,291	923,582
PepsiCo, Inc.	57,818	6,288,864

		18,520,490

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	1,800	216,270
Costco Wholesale Corp.	27,316	4,165,963
CVS Health Corp.	47,104	4,191,784
Kroger Co.	47,272	1,403,033
Rite Aid Corp.*	47,200	362,968
Sprouts Farmers Market, Inc.*	7,000	144,550
Sysco Corp.	24,066	1,179,475
US Foods Holding Corp.*	6,400	151,104
Walgreens Boots Alliance, Inc.	8,146	656,731
Whole Foods Market, Inc.	4,979	141,155

		12,613,033

Food Products (0.8%)
Blue Buffalo Pet Products, Inc.*	6,100	144,936
Campbell Soup Co.	8,560	468,232
ConAgra Foods, Inc.	15,900	749,049
General Mills, Inc.	28,994	1,852,136
Hershey Co.	6,938	663,273
Hormel Foods Corp.	11,880	450,608
Ingredion, Inc.	2,300	306,038
Kellogg Co.	10,759	833,500
Kraft Heinz Co.	3,510	314,180
McCormick & Co., Inc. (Non-Voting)	6,104	609,912
Mead Johnson Nutrition Co.	3,137	247,854
TreeHouse Foods, Inc.*	1,600	139,504
Tyson Foods, Inc., Class A	6,300	470,421
WhiteWave Foods Co.*	8,471	461,077

		7,710,720

Household Products (0.4%)
Church & Dwight Co., Inc.	12,276	588,266
Clorox Co.	4,884	611,379
Colgate-Palmolive Co.	7,142	529,508
Kimberly-Clark Corp.	14,041	1,771,132
Spectrum Brands Holdings, Inc.	1,200	165,228

		3,665,513

Personal Products (0.1%)
Estee Lauder Cos., Inc., Class A	9,682	857,438
Herbalife Ltd.(x)*	2,900	179,771

		1,037,209

Tobacco (0.8%)
Altria Group, Inc.	90,025	5,692,281
Philip Morris International, Inc.	15,715	1,527,812
Reynolds American, Inc.	23,400	1,103,310

		8,323,403

Total Consumer Staples		51,870,368

Energy (2.0%)
Energy Equipment & Services (0.7%)
Core Laboratories N.V.(x)	29,432	3,306,097
Frank’s International N.V.(x)	1,385	18,005
Halliburton Co.	27,180	1,219,838
National Oilwell Varco, Inc.	31,986	1,175,166
Weatherford International plc*	295,178	1,658,900

		7,378,006

Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp.	106,618	6,755,315
Apache Corp.	12,000	766,440
Cabot Oil & Gas Corp.	19,534	503,977
Cimarex Energy Co.	1,300	174,681
Continental Resources, Inc.(x)*	3,960	205,762

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Devon Energy Corp.	4,000	$176,440
Diamondback Energy, Inc.*	1,700	164,118
EOG Resources, Inc.	2,170	209,861
Isramco, Inc.*	32	2,669
Newfield Exploration Co.*	63,380	2,754,495
ONEOK, Inc.	9,635	495,143
Panhandle Oil and Gas, Inc., Class A	792	13,884
Southwestern Energy Co.*	18,000	249,120
Spectra Energy Corp.	4,900	209,475
Williams Cos., Inc.	5,304	162,992

		12,844,372

Total Energy		20,222,378

Financials (3.0%)
Banks (0.1%)
Bank of the Ozarks, Inc.	3,600	138,240
Citizens Financial Group, Inc.	10,000	247,100
First Republic Bank/California	5,400	416,394
Signature Bank/New York*	1,914	226,713
SVB Financial Group*	1,400	154,756
Western Alliance Bancorp*	4,500	168,930

		1,352,133

Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	2,442	353,357
Ameriprise Financial, Inc.	2,238	223,285
BGC Partners, Inc., Class A	990	8,663
CBOE Holdings, Inc.	3,828	248,246
Charles Schwab Corp.	42,600	1,344,882
CME Group, Inc./Illinois	25,280	2,642,266
Cohen & Steers, Inc.	528	22,572
Diamond Hill Investment Group, Inc.	132	24,392
Eaton Vance Corp.	6,607	258,003
FactSet Research Systems, Inc.	2,376	385,150
Federated Investors, Inc., Class B	5,000	148,150
GAMCO Investors, Inc., Class A	132	3,758
Intercontinental Exchange, Inc.	9,056	2,439,324
Invesco Ltd.	4,300	134,461
LPL Financial Holdings, Inc.(x)	4,300	128,613
MarketAxess Holdings, Inc.	1,700	281,503
Moody’s Corp.	8,197	887,571
Morgan Stanley	83,647	2,681,722
Morningstar, Inc.	2,000	158,540
MSCI, Inc.	5,269	442,280
Pzena Investment Management, Inc., Class A	330	2,541
S&P Global, Inc.	11,999	1,518,593
SEI Investments Co.	7,193	328,073
State Street Corp.	18,677	1,300,480
T. Rowe Price Group, Inc.	8,544	568,176
TD Ameritrade Holding Corp.	55,926	1,970,832
Waddell & Reed Financial, Inc., Class A	4,950	89,892
Westwood Holdings Group, Inc.	264	14,021

		18,609,346

Consumer Finance (0.2%)
Credit Acceptance Corp.(x)*	900	180,963
Discover Financial Services	6,200	350,610
LendingClub Corp.(x)*	9,800	60,564
Synchrony Financial	68,760	1,925,280

		2,517,417

Insurance (0.6%)
Aon plc	13,159	1,480,256
Arthur J. Gallagher & Co.	7,378	375,319
Brown & Brown, Inc.	4,100	154,611
Chubb Ltd.	14,470	1,818,156
Erie Indemnity Co., Class A	1,100	112,277
Lincoln National Corp.	3,500	164,430
Marsh & McLennan Cos., Inc.	24,001	1,614,067
Progressive Corp.	4,700	148,050
RLI Corp.	1,200	82,032
XL Group Ltd.	4,600	154,698

		6,103,896

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	84,832	1,238,548
New York Community Bancorp, Inc.	74,245	1,056,506

		2,295,054

Total Financials		30,877,846

Health Care (21.5%)
Biotechnology (6.5%)
AbbVie, Inc.	74,313	4,686,921
Aduro Biotech, Inc.(x)*	1,272	15,811
Agios Pharmaceuticals, Inc.(x)*	12,071	637,590
Alexion Pharmaceuticals, Inc.*	26,873	3,293,017
Alkermes plc*	5,610	263,838
Alnylam Pharmaceuticals, Inc.(x)*	2,838	192,360
AMAG Pharmaceuticals, Inc.(x)*	1,320	32,353
Amgen, Inc.	80,001	13,344,966
Aptevo Therapeutics, Inc.*	759	1,943
Arena Pharmaceuticals, Inc.(x)*	5,008	8,764
ARIAD Pharmaceuticals, Inc.(x)*	7,655	104,797
Biogen, Inc.*	48,094	15,054,864
BioMarin Pharmaceutical, Inc.*	7,238	669,660
Bluebird Bio, Inc.(x)*	1,100	74,558
Celgene Corp.*	73,858	7,720,377
Cepheid, Inc.*	3,036	159,967
Clovis Oncology, Inc.(x)*	1,900	68,495
Emergent BioSolutions, Inc.*	1,518	47,863
Exelixis, Inc.*	8,381	107,193
Genomic Health, Inc.*	726	20,996
Gilead Sciences, Inc.	88,253	6,982,577
Halozyme Therapeutics, Inc.(x)*	5,610	67,769
ImmunoGen, Inc.(x)*	17,169	46,013
Immunomedics, Inc.(x)*	3,498	11,369
Incyte Corp.*	12,592	1,187,300
Insys Therapeutics, Inc.(x)*	4,000	47,160
Intercept Pharmaceuticals, Inc.(x)*	1,000	164,590
Intrexon Corp.(x)*	6,100	170,922
Ionis Pharmaceuticals, Inc.(x)*	34,741	1,272,910
Ironwood Pharmaceuticals, Inc.*	10,700	169,916
Juno Therapeutics, Inc.(x)*	3,200	96,032
Kite Pharma, Inc.(x)*	2,600	145,236
Lexicon Pharmaceuticals, Inc.(x)*	179	3,235
Ligand Pharmaceuticals, Inc.(x)*	913	93,181
MannKind Corp.(x)*	15,300	9,486
Momenta Pharmaceuticals, Inc.*	2,970	34,719
Myriad Genetics, Inc.(x)*	3,700	76,146
Neurocrine Biosciences, Inc.*	3,946	199,825
Novavax, Inc.(x)*	19,802	41,188
OPKO Health, Inc.(x)*	14,167	150,029
Osiris Therapeutics, Inc.(x)*	792	3,928
Progenics Pharmaceuticals, Inc.(x)*	1,452	9,191
ProQR Therapeutics N.V.*	3,653	24,366
Puma Biotechnology, Inc.(x)*	1,300	87,165
Radius Health, Inc.*	2,600	140,634
Regeneron Pharmaceuticals, Inc.*	3,632	1,460,137
Sangamo BioSciences, Inc.(x)*	1,980	9,167
Seattle Genetics, Inc.(x)*	4,700	253,847
Spark Therapeutics, Inc.(x)*	1,348	80,961
TESARO, Inc.(x)*	20,500	2,054,920
Ultragenyx Pharmaceutical, Inc.(x)*	1,700	120,598
Vanda Pharmaceuticals, Inc.*	1,725	28,704
Vertex Pharmaceuticals, Inc.*	60,456	5,272,368

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
ZIOPHARM Oncology, Inc.(x)*	859	$4,836

		67,026,758

Health Care Equipment & Supplies (6.4%)
Abaxis, Inc.	1,782	91,987
Abbott Laboratories	55,950	2,366,126
ABIOMED, Inc.*	66,748	8,582,457
Accuray, Inc.(x)*	2,250	14,333
Alere, Inc.*	3,500	151,340
Align Technology, Inc.*	60,120	5,636,250
Atrion Corp.	66	28,156
Baxter International, Inc.	3,298	156,985
Becton Dickinson and Co.	9,728	1,748,413
Boston Scientific Corp.*	61,900	1,473,220
C.R. Bard, Inc.	3,295	739,003
Cantel Medical Corp.	2,100	163,758
Cooper Cos., Inc.	11,945	2,141,261
Danaher Corp.	85,693	6,717,474
DexCom, Inc.*	4,000	350,640
Edwards Lifesciences Corp.*	54,322	6,549,060
Endologix, Inc.(x)*	3,894	49,843
Globus Medical, Inc., Class A*	6,500	146,705
Hill-Rom Holdings, Inc.	3,400	210,732
Hologic, Inc.*	11,440	444,215
IDEXX Laboratories, Inc.*	4,400	496,012
Insulet Corp.*	2,376	97,273
Integra LifeSciences Holdings Corp.*	2,000	165,100
Intuitive Surgical, Inc.*	14,019	10,161,391
Masimo Corp.*	2,900	172,521
Medtronic plc	30,469	2,632,522
Natus Medical, Inc.*	1,452	57,049
Neogen Corp.*	1,100	61,534
Nevro Corp.(x)*	54,600	5,699,694
NuVasive, Inc.*	2,600	173,316
Quidel Corp.*	1,518	33,533
ResMed, Inc.(x)	6,279	406,816
Spectranetics Corp.*	1,716	43,054
St. Jude Medical, Inc.	7,993	637,522
STERIS plc	36,740	2,685,694
Stryker Corp.	24,942	2,903,498
Teleflex, Inc.	900	151,245
Varian Medical Systems, Inc.*	5,486	546,022
West Pharmaceutical Services, Inc.	3,200	238,400
Wright Medical Group N.V.(x)*	7,105	174,286
Zimmer Biomet Holdings, Inc.	4,500	585,090

		65,883,530

Health Care Providers & Services (3.9%)
Acadia Healthcare Co., Inc.*	2,300	113,965
Aetna, Inc.	16,022	1,849,740
Air Methods Corp.(x)*	1,782	56,115
AmerisourceBergen Corp.	8,181	660,861
Amsurg Corp.*	2,300	154,215
Anthem, Inc.	9,786	1,226,284
Cardinal Health, Inc.	13,900	1,080,030
Centene Corp.*	20,620	1,380,715
Chemed Corp.	900	126,963
Cigna Corp.	13,216	1,722,309
CorVel Corp.*	924	35,482
DaVita, Inc.*	3,016	199,267
Diplomat Pharmacy, Inc.(x)*	3,000	84,030
Envision Healthcare Holdings, Inc.*	8,600	191,522
Express Scripts Holding Co.*	25,709	1,813,256
HCA Holdings, Inc.*	9,500	718,485
HealthSouth Corp.	4,092	166,012
Henry Schein, Inc.*	3,839	625,680
Humana, Inc.	16,203	2,866,149
Laboratory Corp. of America Holdings*	2,644	363,497
McKesson Corp.	10,543	1,758,045
MEDNAX, Inc.*	2,904	192,390
Owens & Minor, Inc.	4,000	138,920
Patterson Cos., Inc.(x)	3,300	151,602
Premier, Inc., Class A*	2,700	87,318
Select Medical Holdings Corp.*	7,500	101,250
Team Health Holdings, Inc.*	3,036	98,852
Tenet Healthcare Corp.*	5,197	117,764
UnitedHealth Group, Inc.	149,809	20,973,261
Universal Health Services, Inc., Class B	1,200	147,864
VCA, Inc.*	3,600	251,928
WellCare Health Plans, Inc.*	2,100	245,889

		39,699,660

Health Care Technology (0.7%)
athenahealth, Inc.(x)*	1,606	202,549
Cerner Corp.*	14,811	914,579
Computer Programs & Systems, Inc.(x)	858	22,359
HMS Holdings Corp.*	3,960	87,793
IMS Health Holdings, Inc.*	6,900	216,246
Inovalon Holdings, Inc., Class A(x)*	4,500	66,195
Medidata Solutions, Inc.*	3,300	184,008
Omnicell, Inc.*	1,650	63,195
Quality Systems, Inc.	2,508	28,391
Veeva Systems, Inc., Class A*	139,400	5,754,432

		7,539,747

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	3,900	183,651
Bio-Techne Corp.	1,700	186,150
Bruker Corp.	6,200	140,430
Charles River Laboratories International, Inc.*	2,200	183,348
Illumina, Inc.*	9,137	1,659,827
INC Research Holdings, Inc., Class A*	3,700	164,946
Luminex Corp.*	3,300	74,976
Mettler-Toledo International, Inc.*	1,320	554,176
PAREXEL International Corp.*	2,508	174,181
PerkinElmer, Inc.	3,000	168,330
PRA Health Sciences, Inc.*	3,500	197,785
Quintiles Transnational Holdings, Inc.*	2,706	219,348
Thermo Fisher Scientific, Inc.	20,168	3,207,922
VWR Corp.*	6,200	175,832
Waters Corp.*	4,290	679,922

		7,970,824

Pharmaceuticals (3.2%)
Akorn, Inc.*	5,500	149,930
Allergan plc*	43,342	9,982,097
Bristol-Myers Squibb Co.	161,424	8,703,983
Catalent, Inc.*	5,400	139,536
Depomed, Inc.(x)*†	2,706	67,623
Eli Lilly & Co.	53,400	4,285,884
Impax Laboratories, Inc.*	5,100	120,870
Innoviva, Inc.(x)*	3,432	37,718
Jazz Pharmaceuticals plc*	20,621	2,505,039
Johnson & Johnson	21,857	2,581,967
Mallinckrodt plc*	3,209	223,924
Medicines Co.(x)*	2,772	104,615
Merck & Co., Inc.	10,100	630,341
Mylan N.V.*	5,654	215,530
Nektar Therapeutics*	9,500	163,210
Pacira Pharmaceuticals, Inc.*	2,200	75,284
Pfizer, Inc.	19,300	653,691

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Prestige Brands Holdings, Inc.*	2,800	$135,156
SciClone Pharmaceuticals, Inc.*	3,828	39,237
Sucampo Pharmaceuticals, Inc., Class A*	462	5,687
Teva Pharmaceutical Industries Ltd. (ADR)	12,218	562,150
Valeant Pharmaceuticals International, Inc.*	19,922	489,085
Zoetis, Inc.	20,947	1,089,453

		32,962,010

Total Health Care		221,082,529

Industrials (8.5%)
Aerospace & Defense (2.1%)
Aerojet Rocketdyne Holdings, Inc.*	3,036	53,373
B/E Aerospace, Inc.	5,190	268,115
Boeing Co.	51,753	6,817,941
BWX Technologies, Inc.	4,300	164,991
Curtiss-Wright Corp.	1,800	163,998
General Dynamics Corp.	4,200	651,672
HEICO Corp.	793	54,876
HEICO Corp., Class A	1,700	102,867
Hexcel Corp.	4,620	204,666
Huntington Ingalls Industries, Inc.	2,244	344,274
L-3 Communications Holdings, Inc.	23,606	3,558,132
Lockheed Martin Corp.	22,102	5,298,291
Moog, Inc., Class A*	500	29,770
Northrop Grumman Corp.	7,600	1,626,020
Raytheon Co.	5,200	707,876
Rockwell Collins, Inc.	5,338	450,207
TASER International, Inc.(x)*	3,366	96,301
Teledyne Technologies, Inc.*	860	92,820
Textron, Inc.	22,600	898,350
TransDigm Group, Inc.*	2,291	662,374

		22,246,914

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	7,729	544,585
Expeditors International of Washington, Inc.	5,854	301,598
FedEx Corp.	21,606	3,774,136
Hub Group, Inc., Class A*	1,254	51,113
United Parcel Service, Inc., Class B	48,409	5,294,009

		9,965,441

Airlines (0.9%)
Alaska Air Group, Inc.	32,655	2,150,658
American Airlines Group, Inc.	70,200	2,570,022
Delta Air Lines, Inc.	27,600	1,086,336
JetBlue Airways Corp.*	7,200	124,128
Southwest Airlines Co.	30,400	1,182,256
United Continental Holdings, Inc.*	47,870	2,511,739

		9,625,139

Building Products (0.3%)
A.O. Smith Corp.	3,500	345,765
AAON, Inc.	2,449	70,580
Allegion plc	4,745	326,978
Fortune Brands Home & Security, Inc.	7,000	406,700
Lennox International, Inc.	2,244	352,375
Masco Corp.	55,742	1,912,508

		3,414,906

Commercial Services & Supplies (0.3%)
Cintas Corp.	4,472	503,547
Clean Harbors, Inc.*	2,244	107,667
Copart, Inc.*	4,515	241,823
Deluxe Corp.	2,310	154,354
Healthcare Services Group, Inc.	4,048	160,220
Interface, Inc.	2,838	47,366
KAR Auction Services, Inc.	6,300	271,908
Knoll, Inc.	3,960	90,486
MSA Safety, Inc.	1,495	86,770
Multi-Color Corp.	128	8,448
Pitney Bowes, Inc.	6,300	114,408
Rollins, Inc.	4,700	137,616
Stericycle, Inc.*	4,818	386,115
U.S. Ecology, Inc.	858	38,473
Waste Management, Inc.	16,800	1,071,168

		3,420,369

Construction & Engineering (0.3%)
Dycom Industries, Inc.(x)*	1,700	139,026
EMCOR Group, Inc.	2,200	131,164
Fluor Corp.	39,712	2,038,020
Quanta Services, Inc.*	6,400	179,136
Valmont Industries, Inc.	1,056	142,106

		2,629,452

Electrical Equipment (0.2%)
Acuity Brands, Inc.	1,716	454,054
AMETEK, Inc.	3,267	156,097
AZZ, Inc.	1,517	99,015
Emerson Electric Co.	4,794	261,321
Generac Holdings, Inc.*	2,700	98,010
Hubbell, Inc.	1,600	172,384
Rockwell Automation, Inc.	4,734	579,157

		1,820,038

Industrial Conglomerates (1.3%)
3M Co.	27,090	4,774,071
Carlisle Cos., Inc.	1,600	164,112
General Electric Co.	137,200	4,063,864
Honeywell International, Inc.	34,326	4,002,068
Raven Industries, Inc.	1,716	39,519
Roper Technologies, Inc.	2,233	407,456

		13,451,090

Machinery (0.9%)
CLARCOR, Inc.	2,500	162,500
Deere & Co.	3,937	336,023
Donaldson Co., Inc.	8,711	325,182
Flowserve Corp.	3,018	145,588
Fortive Corp.	27,821	1,416,089
Gorman-Rupp Co.	837	21,436
Graco, Inc.	3,042	225,108
Hillenbrand, Inc.	149	4,714
IDEX Corp.	3,696	345,835
Illinois Tool Works, Inc.	13,504	1,618,318
Ingersoll-Rand plc	5,900	400,846
Lincoln Electric Holdings, Inc.	3,194	200,008
Middleby Corp.*	2,574	318,198
Navistar International Corp.(x)*	4,800	109,872
Nordson Corp.	3,247	323,499
Omega Flex, Inc.	98	3,779
PACCAR, Inc.	2,700	158,706
Pentair plc	12,916	829,724
Snap-on, Inc.	2,700	410,292
Stanley Black & Decker, Inc.	1,518	186,684
Tennant Co.	1,518	98,366
Toro Co.	5,544	259,681
WABCO Holdings, Inc.*	3,036	344,677
Wabtec Corp.	4,488	366,445
Woodward, Inc.	3,168	197,937
Xylem, Inc.	4,300	225,535

		9,035,042

Professional Services (0.5%)
Advisory Board Co.*	1,716	76,774
CEB, Inc.	2,100	114,387
Dun & Bradstreet Corp.	1,200	163,944
Equifax, Inc.	5,516	742,343

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Exponent, Inc.	1,176	$60,047
Huron Consulting Group, Inc.*	434	25,936
Insperity, Inc.	16	1,162
Nielsen Holdings plc	52,678	2,821,961
Robert Half International, Inc.	8,719	330,101
TransUnion*	4,600	158,700
Verisk Analytics, Inc.*	8,168	663,895
WageWorks, Inc.*	2,500	152,275

		5,311,525

Road & Rail (0.4%)
AMERCO	326	105,699
Avis Budget Group, Inc.*	4,374	149,635
Hertz Global Holdings, Inc.*	3,680	147,789
J.B. Hunt Transport Services, Inc.	5,097	413,571
Landstar System, Inc.	2,300	156,584
Old Dominion Freight Line, Inc.*	3,139	215,367
Union Pacific Corp.	30,534	2,977,980

		4,166,625

Trading Companies & Distributors (0.3%)
Air Lease Corp.	5,400	154,332
Fastenal Co.	15,052	628,873
HD Supply Holdings, Inc.*	7,900	252,642
Herc Holdings, Inc.*	1,226	41,316
Kaman Corp.	185	8,125
MSC Industrial Direct Co., Inc., Class A	2,100	154,161
NOW, Inc.*	7,418	158,968
United Rentals, Inc.*	4,356	341,902
W.W. Grainger, Inc.(x)	3,107	698,578
Watsco, Inc.	1,200	169,080

		2,607,977

Total Industrials		87,694,518

Information Technology (32.4%)
Communications Equipment (1.1%)
Arista Networks, Inc.(x)*	35,300	3,003,324
ARRIS International plc*	28,252	800,379
Ciena Corp.*	7,500	163,500
CommScope Holding Co., Inc.*	5,200	156,572
F5 Networks, Inc.*	3,088	384,888
Infinera Corp.*	6,798	61,386
InterDigital, Inc.	2,046	162,043
Juniper Networks, Inc.	23,300	560,598
Lumentum Holdings, Inc.*	53,000	2,213,810
Motorola Solutions, Inc.	2,197	167,587
Palo Alto Networks, Inc.*	23,095	3,679,727
ShoreTel, Inc.*	1,980	15,840
Ubiquiti Networks, Inc.(x)*	3,800	203,300
ViaSat, Inc.*	1,558	116,305
		11,689,259
Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	14,994	973,410
Badger Meter, Inc.	2,376	79,620
Belden, Inc.	2,200	151,778
CDW Corp.	6,100	278,953
Cognex Corp.	3,802	200,974
Dolby Laboratories, Inc., Class A	14,546	789,702
DTS, Inc.	924	39,307
Fitbit, Inc., Class A(x)	13,967	207,270
Littelfuse, Inc.	1,100	141,691
MTS Systems Corp.	330	15,190
National Instruments Corp.	4,290	121,836
TE Connectivity Ltd.	47,601	3,064,553
Trimble Navigation Ltd.*	9,100	259,896
Universal Display Corp.(x)*	1,518	84,264
VeriFone Systems, Inc.*	5,500	86,570
Zebra Technologies Corp., Class A*	2,500	174,025

		6,669,039

Internet Software & Services (7.7%)
Akamai Technologies, Inc.*	7,012	371,566
Alibaba Group Holding Ltd. (ADR)*	11,900	1,258,901
Alphabet, Inc., Class A*	24,463	19,669,720
Alphabet, Inc., Class C*	21,622	16,806,564
Cimpress N.V.(x)*	1,600	161,888
CommerceHub, Inc.*	1,494	23,715
comScore, Inc.*	990	30,353
Cornerstone OnDemand, Inc.*	2,640	121,308
CoStar Group, Inc.*	1,642	355,542
eBay, Inc.*	51,315	1,688,264
Facebook, Inc., Class A*	261,107	33,492,195
GoDaddy, Inc., Class A(x)*	5,300	183,009
j2 Global, Inc.	2,200	146,542
LinkedIn Corp., Class A*	5,426	1,037,017
LivePerson, Inc.*	630	5,298
Match Group, Inc.(x)*	10,900	193,911
NIC, Inc.	992	23,312
Pandora Media, Inc.(x)*	7,787	111,588
Stamps.com, Inc.(x)*	726	68,614
Tencent Holdings Ltd. (ADR)	52,600	1,466,225
Twitter, Inc.(x)*	57,809	1,332,497
VeriSign, Inc.(x)*	4,732	370,232
XO Group, Inc.*	1,518	29,343
Yelp, Inc.*	1,800	75,060
Zillow Group, Inc., Class C(x)*	4,400	152,460

		79,175,124

IT Services (5.0%)
Accenture plc, Class A	28,444	3,475,003
Alliance Data Systems Corp.*	2,765	593,175
Automatic Data Processing, Inc.	20,987	1,851,053
Black Knight Financial Services, Inc., Class A*	3,700	151,330
Booz Allen Hamilton Holding Corp.	5,200	164,372
Broadridge Financial Solutions, Inc.	5,559	376,845
Cardtronics plc, Class A*	660	29,436
Cass Information Systems, Inc.	399	22,603
Cognizant Technology Solutions Corp., Class A*	27,634	1,318,418
Convergys Corp.	5,100	155,142
CoreLogic, Inc.*	4,400	172,568
CSRA, Inc.	7,500	201,750
DST Systems, Inc.	1,300	153,296
EPAM Systems, Inc.*	2,300	159,413
Euronet Worldwide, Inc.*	2,400	196,392
ExlService Holdings, Inc.*	792	39,473
Fidelity National Information Services, Inc.	8,506	655,217
First Data Corp., Class A*	11,000	144,760
Fiserv, Inc.*	11,000	1,094,170
FleetCor Technologies, Inc.*	4,106	713,335
Forrester Research, Inc.	858	33,376
Gartner, Inc.*	4,732	418,545
Genpact Ltd.*	6,534	156,489
Global Payments, Inc.	7,311	561,192
Hackett Group, Inc.	2,178	35,981
International Business Machines Corp.	27,749	4,407,930
Jack Henry & Associates, Inc.	3,828	327,485
Lionbridge Technologies, Inc.*	6,204	31,020
MasterCard, Inc.	64,270	6,540,759
MAXIMUS, Inc.	3,000	169,680
NeuStar, Inc., Class A(x)*	2,904	77,217
Paychex, Inc.	13,973	808,618
PayPal Holdings, Inc.*	165,135	6,765,582

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Sabre Corp.	9,500	$267,710
Science Applications International Corp.	2,600	180,362
Square, Inc., Class A(x)*	17,100	199,386
Syntel, Inc.(x)*	2,496	104,607
Teradata Corp.*	5,900	182,900
Total System Services, Inc.	6,402	301,854
Vantiv, Inc., Class A*	6,500	365,755
Visa, Inc., Class A	200,436	16,576,058
Western Union Co.	23,287	484,835
WEX, Inc.*	1,782	192,616

		50,857,708

Semiconductors & Semiconductor Equipment (5.0%)
Acacia Communications, Inc.(x)*	45,700	4,719,896
Advanced Micro Devices, Inc.*	28,906	199,740
Applied Materials, Inc.	75,810	2,285,672
ASML Holding N.V. (N.Y. Shares)	15,200	1,665,616
Broadcom Ltd.	61,131	10,546,320
Cabot Microelectronics Corp.	140	7,407
Cavium, Inc.*	2,400	139,680
Cirrus Logic, Inc.*	3,800	201,970
Cree, Inc.(x)*	70,740	1,819,433
Exar Corp.*	198	1,843
Inphi Corp.*	122,500	5,329,975
Integrated Device Technology, Inc.*	7,100	164,010
Intel Corp.	105,008	3,964,052
KLA-Tencor Corp.	7,500	522,825
Lam Research Corp.	5,300	501,963
Linear Technology Corp.	5,133	304,336
Maxim Integrated Products, Inc.	12,960	517,493
Microchip Technology, Inc.	10,248	636,811
Microsemi Corp.*	4,900	205,702
Monolithic Power Systems, Inc.	2,676	215,418
NVE Corp.	164	9,666
NVIDIA Corp.	131,000	8,976,120
NXP Semiconductors N.V.*	23,735	2,421,207
Power Integrations, Inc.	1,848	116,479
Qorvo, Inc.*	2,650	147,711
QUALCOMM, Inc.	14,023	960,576
Rambus, Inc.*	5,940	74,250
Semtech Corp.*	3,234	89,679
Silicon Laboratories, Inc.*	3,100	182,280
Skyworks Solutions, Inc.	7,795	593,511
Synaptics, Inc.*	1,800	105,444
Texas Instruments, Inc.	45,981	3,226,947
Xilinx, Inc.	3,577	194,374

		51,048,406

Software (9.1%)
8x8, Inc.*	6,300	97,209
ACI Worldwide, Inc.*	2,300	44,574
Activision Blizzard, Inc.	25,700	1,138,510
Adobe Systems, Inc.*	57,670	6,259,502
American Software, Inc., Class A	192	2,131
ANSYS, Inc.*	1,800	166,698
Aspen Technology, Inc.*	3,800	177,802
Autodesk, Inc.*	39,708	2,872,080
Blackbaud, Inc.	1,300	86,242
Cadence Design Systems, Inc.*	12,605	321,806
CDK Global, Inc.	8,095	464,329
Citrix Systems, Inc.*	46,352	3,950,117
CommVault Systems, Inc.*	2,046	108,704
Dell Technologies, Inc. - VMware, Inc., Class V*	1,110	53,058
Electronic Arts, Inc.*	14,695	1,254,953
Ellie Mae, Inc.*	59,100	6,223,230
Epiq Systems, Inc.	1,981	32,667
Fair Isaac Corp.	1,400	174,426
FireEye, Inc.(x)*	6,400	94,272
Fortinet, Inc.*	5,610	207,177
Gigamon, Inc.*	119,900	6,570,520
Guidewire Software, Inc.*	2,838	170,223
Interactive Intelligence Group, Inc.*	726	43,662
Intuit, Inc.	16,133	1,774,791
Manhattan Associates, Inc.*	3,500	201,670
Microsoft Corp.#	496,819	28,616,773
Mobileye N.V.*	11,029	469,505
NetSuite, Inc.*	16,049	1,776,464
Nuance Communications, Inc.*	52,892	766,934
Oracle Corp.	13,284	521,796
Paycom Software, Inc.(x)*	103,300	5,178,429
Pegasystems, Inc.	2,508	73,961
Proofpoint, Inc.(x)*	71,100	5,321,835
PTC, Inc.*	3,843	170,283
Red Hat, Inc.*	8,909	720,114
salesforce.com, Inc.*	92,847	6,622,777
ServiceNow, Inc.*	57,986	4,589,592
Splunk, Inc.*	5,634	330,603
SS&C Technologies Holdings, Inc.	7,128	229,165
Symantec Corp.	7,200	180,720
Synchronoss Technologies, Inc.*	1,122	46,204
Synopsys, Inc.*	3,300	195,855
Tableau Software, Inc., Class A*	1,800	99,486
Take-Two Interactive Software, Inc.*	4,000	180,320
Tyler Technologies, Inc.*	2,046	350,337
Ultimate Software Group, Inc.*	1,254	256,305
VASCO Data Security International, Inc.*	1,452	25,570
Workday, Inc., Class A*	56,248	5,157,379
Zendesk, Inc.*	5,500	168,905
Zix Corp.*	6,336	25,978

		94,565,643

Technology Hardware, Storage & Peripherals (3.8%)
3D Systems Corp.(x)*	4,422	79,375
Apple, Inc.	287,636	32,517,249
Diebold, Inc.	4,000	99,160
Electronics for Imaging, Inc.*	3,500	171,220
NCR Corp.*	5,700	183,483
Seagate Technology plc	103,616	3,994,397
Silicon Graphics International Corp.*	198	1,525
Western Digital Corp.	28,711	1,678,732

		38,725,141

Total Information Technology		332,730,320

Materials (2.7%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	8,200	1,232,788
Axalta Coating Systems Ltd.*	7,500	212,025
Balchem Corp.	85	6,590
Celanese Corp.	36,723	2,444,283
Chemtura Corp.*	6,200	203,422
Chermours Co.	3,898	62,368
Dow Chemical Co.	47,650	2,469,700
E.I. du Pont de Nemours & Co.	40,191	2,691,591
Ecolab, Inc.	11,840	1,441,165
FMC Corp.	6,621	320,059
GCP Applied Technologies, Inc.*	3,102	87,849
H.B. Fuller Co.	400	18,588
International Flavors & Fragrances, Inc.	4,224	603,905
LyondellBasell Industries N.V., Class A	7,051	568,734
Monsanto Co.	13,017	1,330,337
NewMarket Corp.	462	198,346
OMNOVA Solutions, Inc.*	2,530	21,353

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
PolyOne Corp.	4,686	$158,434
PPG Industries, Inc.	12,884	1,331,690
Praxair, Inc.	11,193	1,352,450
RPM International, Inc.	5,478	294,278
Sherwin-Williams Co.	3,706	1,025,302
Valspar Corp.	4,290	455,040
W.R. Grace & Co.	3,102	228,928

		18,759,225

Construction Materials (0.2%)
Eagle Materials, Inc.	2,161	167,045
Martin Marietta Materials, Inc.	2,606	466,761
Vulcan Materials Co.	14,800	1,683,204

		2,317,010

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,112	163,490
Avery Dennison Corp.	3,900	303,381
Ball Corp.	7,919	648,961
Bemis Co., Inc.	3,000	153,030
Berry Plastics Group, Inc.*	5,500	241,175
Crown Holdings, Inc.*	6,200	353,958
Graphic Packaging Holding Co.	15,179	212,354
Packaging Corp. of America	4,356	353,969
Sealed Air Corp.	8,645	396,114
Silgan Holdings, Inc.	1,008	50,995

		2,877,427

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	143,853	1,562,243
Nucor Corp.	25,086	1,240,503
Royal Gold, Inc.	2,300	178,089
Southern Copper Corp.(x)	5,612	147,596
Steel Dynamics, Inc.	6,000	149,940
Worthington Industries, Inc.	700	33,621

		3,311,992

Total Materials		27,265,654

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexander’s, Inc. (REIT)	66	27,694
Alexandria Real Estate Equities, Inc. (REIT)	1,500	163,155
American Tower Corp. (REIT)	18,867	2,138,197
Boston Properties, Inc. (REIT)	1,188	161,913
CareTrust REIT, Inc. (REIT)	1,598	23,618
Crown Castle International Corp. (REIT)	15,032	1,416,165
CubeSmart (REIT)	6,000	163,560
CyrusOne, Inc. (REIT)	2,900	137,953
Digital Realty Trust, Inc. (REIT)	4,700	456,464
DuPont Fabros Technology, Inc. (REIT)	3,396	140,085
Education Realty Trust, Inc. (REIT)	3,400	146,676
Equinix, Inc. (REIT)	6,306	2,271,737
Equity LifeStyle Properties, Inc. (REIT)	3,808	293,901
Essex Property Trust, Inc. (REIT)	1,200	267,240
Extra Space Storage, Inc. (REIT)	5,700	452,637
Federal Realty Investment Trust (REIT)	3,180	489,497
First Industrial Realty Trust, Inc. (REIT)	5,600	158,032
Gaming and Leisure Properties, Inc. (REIT)	8,557	286,232
Gramercy Property Trust (REIT)(x)	16,800	161,952
Healthcare Trust of America, Inc. (REIT), Class A	4,800	156,576
Iron Mountain, Inc. (REIT)	11,922	447,433
Lamar Advertising Co. (REIT), Class A	3,498	228,454
Life Storage, Inc. (REIT)	1,400	124,516
Medical Properties Trust, Inc. (REIT)	10,000	147,700
Omega Healthcare Investors, Inc. (REIT)	4,884	173,138
Outfront Media, Inc. (REIT)	6,400	151,360
PS Business Parks, Inc. (REIT)	1,364	154,909
Public Storage (REIT)	6,819	1,521,592
Regency Centers Corp. (REIT)	1,900	147,231
Saul Centers, Inc. (REIT)	330	21,978
Senior Housing Properties Trust (REIT)	7,600	172,596
Simon Property Group, Inc. (REIT)	12,862	2,662,562
Tanger Factory Outlet Centers, Inc. (REIT)	4,400	171,424
Taubman Centers, Inc. (REIT)	2,886	214,747
Universal Health Realty Income Trust (REIT)	594	37,434
Urban Edge Properties (REIT)	792	22,287
Ventas, Inc. (REIT)	4,900	346,087

		16,258,732

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	15,569	435,621

Total Real Estate		16,694,353

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	39,699	1,612,176
Cogent Communications Holdings, Inc.	3,800	139,878
Consolidated Communications Holdings, Inc.(x)	2,400	60,576
SBA Communications Corp., Class A*	2,966	332,667
Verizon Communications, Inc.	93,813	4,876,400
Windstream Holdings, Inc.(x)	4,129	41,496
Zayo Group Holdings, Inc.*	5,800	172,318

		7,235,511

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,900	78,909
T-Mobile US, Inc.*	31,300	1,462,336

		1,541,245

Total Telecommunication Services		8,776,756

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	3,400	158,032

Gas Utilities (0.1%)
Piedmont Natural Gas Co., Inc.	2,500	150,100
Southwest Gas Corp.	1,800	125,748

		275,848

Multi-Utilities (0.0%)
Dominion Resources, Inc.	2,300	170,821

Total Utilities		604,701

Total Common Stocks (98.9%) (Cost $636,202,211)		1,013,813,123

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	6,270	$5,220

Health Care Equipment & Supplies (0.0%)
Wright Medical Group N.V., expiring 3/1/19*	22,047	28,661

Pharmaceuticals (0.0%)
Furiex Pharmaceuticals, Inc. (Contingent Value Shares)(b)*†	594	—

Total Rights (0.0%) (Cost $—)		33,881

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	9,840,466	9,840,466

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.4%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $4,000,150, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $4,080,001.(xx)	$4,000,000	4,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $4,000,233, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $4,080,000.(xx)	4,000,000	4,000,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $3,000,125, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $3,060,002.(xx)	3,000,000	3,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $5,957,440, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $6,076,371.(xx)	5,957,217	5,957,217
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $750,029, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $765,008.(xx)	750,000	750,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $2,040,111.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 0.50%, dated 9/30/16, due 10/7/16, repurchase price $5,000,486, collateralized by various U.S. Government Agency Securities, ranging from 0.765%-5.000%, maturing 6/25/26- 9/15/46; total market value $5,100,213.(xx)	$5,000,000	$5,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $2,100,061, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $2,142,000.(xx)	2,100,000	2,100,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $3,000,115, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $3,060,062.(xx)	3,000,000	3,000,000
Societe Generale S.A., 0.36%, dated 9/30/16, due 10/7/16, repurchase price $4,000,280, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.000%, maturing 9/14/17-8/15/27; total market value $4,080,001.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		35,807,217

Total Short-Term Investments (4.4%) (Cost $45,647,683)		45,647,683

Total Investments (103.3%) (Cost $681,849,894)		1,059,494,687
Other Assets Less Liabilities (-3.3%)		(33,526,162)

Net Assets (100%)		$1,025,968,525

*	Non-income producing.

†	Securities (totaling $72,843 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,497,600.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $35,077,702. This was secured by collateral of $35,807,217 which was received as cash and subsequently invested in short-term investments currently valued at $35,807,217, as reported in the Portfolio of Investments, and $95,515 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 6.000%, maturing 11/30/16-5/15/46.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	14	December-16	$1,349,602	$1,363,670	$14,068
S&P 500 E-Mini Index	16	December-16	1,734,193	1,728,320	(5,873)
S&P MidCap 400 E-Mini Index	5	December-16	784,039	774,800	(9,239)

					$(1,044)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Common Stocks
Consumer Discretionary	$215,993,700	$—	$—	$215,993,700
Consumer Staples	51,870,368	—	—	51,870,368
Energy	20,222,378	—	—	20,222,378
Financials	30,877,846	—	—	30,877,846
Health Care	221,014,906	—	67,623	221,082,529
Industrials	87,694,518	—	—	87,694,518
Information Technology	332,730,320	—	—	332,730,320
Materials	27,265,654	—	—	27,265,654
Real Estate	16,694,353	—	—	16,694,353
Telecommunication Services	8,776,756	—	—	8,776,756
Utilities	604,701	—	—	604,701
Futures	14,068	—	—	14,068
Rights
Health Care	28,661	—	5,220	33,881
Short-Term Investments
Investment Companies	9,840,466	—	—	9,840,466
Repurchase Agreements	—	35,807,217	—	35,807,217

Total Assets	$1,023,628,695	$35,807,217	$72,843	$1,059,508,755

Liabilities:
Futures	$(15,112)	$—	$—	$(15,112)

Total Liabilities	$(15,112)	$—	$—	$(15,112)

Total	$1,023,613,583	$35,807,217	$72,843	$1,059,493,643

(a)	A security with a market value of $67,623 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,834,182
Aggregate gross unrealized depreciation	(17,802,551)

Net unrealized appreciation	$371,031,631

Federal income tax cost of investments	$688,463,056

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (18.6%)
Asset-Backed Securities (7.2%)
AmeriCredit Automobile Receivables,
Series 2016-1 A2A
1.520%, 6/10/19		$423,113	$424,024
Apidos CLO XVI,
Series 2013-16A A1
2.138%, 1/19/25(l)§		250,000	250,007
Series 2013-16A B
3.488%, 1/19/25(l)§		250,000	250,125
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2016-FL1A A
2.200%, 9/15/26(l)§		100,000	99,999
Ares Enhanced Loan Investment Strategy IR Ltd.,
Series 2013-IRAR A1BR
2.465%, 7/23/25(l)§		700,000	700,008
Ares XXX CLO Ltd.,
Series 2014-30A A2
1.546%, 4/20/23(l)§		158,724	158,080
Atlas Senior Loan Fund II Ltd.,
Series 2012-2A AR
2.055%, 1/30/24(b)(l)§		700,000	699,475
B2R Mortgage Trust,
Series 2015-1 A1
2.524%, 5/15/48§		90,694	90,940
Series 2015-2 A
3.336%, 11/15/48§		97,910	99,978
Series 2016-1 A
2.567%, 6/15/49§		598,204	600,995
Betony CLO Ltd.,
Series 2015-1A C
3.830%, 4/15/27(l)§		500,000	501,012
Series 2015-1A D
4.280%, 4/15/27(l)§		500,000	478,750
BlueMountain CLO Ltd.,
Series 2013-1A A1
2.017%, 5/15/25(l)§		250,000	249,474
Series 2014-4A B1
3.229%, 11/30/26(l)§		500,000	500,395
Series 2015-2A D
4.229%, 7/18/27(l)§		250,000	237,858
Bosphorus CLO,
Series 1X A
0.852%, 11/10/23(l)(m)	EUR	199,949	224,599
Bridgeport CLO II Ltd.,
Series 2007-2A A1
1.087%, 6/18/21(l)§		$458,380	451,102
Cadogan Square CLO IV B.V.,
Series 4X A
0.042%, 7/24/23(l)(m)	EUR	245,734	273,722
Canyon Capital CLO Ltd.,
Series 2012-1A C
3.480%, 1/15/24(l)§		$250,000	251,172
Series 2014-1A C
4.007%, 4/30/25(l)§		250,000	232,590
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1
0.974%, 2/15/22(l)		500,000	503,041
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR
1.926%, 4/20/22(l)§		722,111	722,000
Cent CLO Ltd.,
Series 2013-19A AR
2.082%, 10/29/25(l)§		250,000	249,870
Chapel B.V.,
Series 2007 A2
0.065%, 7/17/66(l)(m)	EUR	444,550	490,671
CIFC Funding Ltd.,
Series 2012-1A A1R2
1.920%, 8/14/24(l)§		$400,000	399,997
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
0.815%, 10/25/36(l)		5,000,000	4,527,084
Colony American Homes,
Series 2015-1A A
1.731%, 7/17/32(l)§		99,632	99,706
Cordatus CLO I plc,
Series 2006-1X A1
0.049%, 1/30/24(l)(m)	EUR	197,413	220,762
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
1.350%, 11/27/28(l)§		500,000	562,919
DB Master Finance LLC,
Series 2015-1A A2I
3.262%, 2/20/45§		$1,970,000	1,987,302
Series 2015-1A A2II
3.980%, 2/20/45§		1,970,000	2,009,480
Dell Equipment Finance Trust,
Series 2015-2 A2B
1.443%, 12/22/17(l)§		329,414	329,684
Dorchester Park CLO Ltd.,
Series 2015-1A C
3.896%, 1/20/27(l)§		250,000	250,580
Series 2015-1A D
4.246%, 1/20/27(l)§		250,000	244,147
Dryden 30 Senior Loan Fund,
Series 2013-30A A
2.067%, 11/15/25(b)(l)§		500,000	499,997
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		1,182,016	1,174,057
Flagship Credit Auto Trust,
Series 2016-3 B
2.430%, 6/15/21§		1,000,000	1,004,899
Ford Credit Floorplan Master Owner Trust,
Series 2012-5 C
2.140%, 9/15/19		218,000	218,718
GSAA Home Equity Trust,
Series 2006-5 2A1
0.595%, 3/25/36(l)		20,081	11,417
Series 2007-10 A2A
6.500%, 11/25/37		3,251,657	2,390,481
Series 2007-8 A2
0.875%, 8/25/37(l)		859,603	786,512
Invitation Homes Trust,
Series 2014-SFR2 C
2.731%, 9/17/31(b)(l)§		100,000	100,286
Series 2015-SFR3 A
1.831%, 8/17/32(l)§		98,692	98,841
Jamestown CLO VI Ltd.,
Series 2015-6A A1A
2.411%, 2/20/27(l)§		500,000	500,187

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
KKR Financial CLO Ltd.,
Series 2013-2A A1AR
2.165%, 1/23/26(l)§	$500,000	$500,312
LCM IX LP,
Series 9A A
1.873%, 7/14/22(l)§	251,229	251,219
Lockwood Grove CLO Ltd.,
Series 2014-1A A1
2.085%, 1/25/24(l)§	1,583,364	1,583,355
Madison Park Funding IV Ltd.,
Series 2007-4A A1A
1.086%, 3/22/21(l)§	209,317	206,745
Series 2007-4A A2
1.096%, 3/22/21(l)§	217,454	213,836
Madison Park Funding XVI Ltd.,
Series 2015-16A B
3.696%, 4/20/26(l)§	500,000	500,648
Magnetite VIII Ltd.,
Series 2014-8A C
3.780%, 4/15/26(l)§	250,000	250,492
Magnetite XII Ltd.,
Series 2015-12A A1A
2.180%, 4/15/27(l)§	250,000	250,042
Navient Private Education Loan Trust,
Series 2014-CTA B
2.274%, 10/17/44(l)§	100,000	93,223
Series 2015-AA A3
2.224%, 11/15/30(l)§	100,000	101,675
Neuberger Berman CLO Ltd.,
Series 2012-12A A2RR
1.931%, 7/25/23(l)§	500,000	498,450
Nomura Home Equity Loan, Inc.,
Series 2007-1 2A1A
0.685%, 2/25/37(l)	4,133,882	3,059,437
Octagon Investment Partners 27 Ltd.,
Series 2016-1A C
3.662%, 7/15/27(l)§	250,000	252,434
OHA Credit Partners VI Ltd.,
Series 2012-6A AR
2.038%, 5/15/23(l)§	915,239	915,201
OneMain Financial Issuance Trust,
Series 2014-1A B
3.240%, 6/18/24§	100,000	100,727
Series 2015-1A A
3.190%, 3/18/26§	155,000	156,594
Series 2015-1A B
3.850%, 3/18/26§	500,000	507,694
OZLM VI Ltd.,
Series 2014-6A A2A
2.829%, 4/17/26(l)§	250,000	250,019
OZLM XI Ltd.,
Series 2015-11A A1A
2.307%, 1/30/27(l)§	250,000	250,103
Series 2015-11A A2A
3.007%, 1/30/27(l)§	250,000	250,240
Palmer Square CLO Ltd.,
Series 2013-2A A1A
2.079%, 10/17/25(l)§	500,000	500,003
Penarth Master Issuer plc,
Series 2015-2A A1
0.931%, 5/18/19(l)§	900,000	899,152
Progress Residential Trust,
Series 2015-SFR1 A
1.931%, 2/17/32(l)§	93,177	93,484
Series 2015-SFR2 A
2.740%, 6/12/32§	99,418	100,720
Series 2016-SFR1 A
2.031%, 9/17/33(l)§	100,000	100,531
RAMP Trust,
Series 2005-RS9 AI4
0.845%, 11/25/35(l)	1,904,832	1,563,593
RASC Trust,
Series 2007-KS3 AI3
0.775%, 4/25/37(l)	3,927,692	3,704,864
Santander Drive Auto Receivables Trust,
Series 2015-4 A2A
1.200%, 12/17/18	241,506	241,315
Saranac CLO I Ltd.,
Series 2013-1A A1A
2.201%, 10/26/24(b)(l)§	500,000	500,021
Scholar Funding Trust,
Series 2013-A A
1.174%, 1/30/45(l)§	212,771	203,930
SLM Private Credit Student Loan Trust,
Series 2003-B A2
1.250%, 3/15/22(l)	60,596	59,789
Series 2004-B A2
1.050%, 6/15/21(l)	31,287	31,140
Series 2005-A A3
1.050%, 6/15/23(l)	118,778	115,098
Series 2006-B A5
1.120%, 12/15/39(l)	120,000	107,743
Series 2006-C A4
1.020%, 3/15/23(l)	31,804	31,607
SLM Private Education Loan Trust,
Series 2011-B A3
2.774%, 6/16/42(l)§	200,000	205,985
Series 2011-C A2A
3.774%, 10/17/44(l)§	166,026	171,851
Series 2012-A A1
1.924%, 8/15/25(l)§	16,594	16,625
Series 2012-E A1
1.274%, 10/16/23(l)§	13,003	13,001
Series 2012-E A2B
2.274%, 6/15/45(l)§	320,000	324,171
Series 2013-A A1
1.124%, 8/15/22(l)§	125,345	125,316
Series 2013-B A2A
1.850%, 6/17/30§	500,000	497,406
Series 2013-C A2B
1.924%, 10/15/31(l)§	200,000	202,276
SMB Private Education Loan Trust,
Series 2014-A A3
2.024%, 4/15/32(l)§	100,000	100,251
Series 2015-A A3
2.024%, 2/17/32(l)§	200,000	199,326
Series 2015-B A3
2.274%, 5/17/32(l)§	200,000	202,316
Series 2015-B B
3.500%, 12/17/40§	100,000	95,730
Series 2016-A A2A
2.700%, 5/15/31§	100,000	100,676
Series 2016-A A2B
2.024%, 5/15/31(l)§	110,000	110,000
Series 2016-B A2A
2.430%, 2/17/32§	100,000	101,237
Series 2016-B A2B
1.974%, 2/17/32(l)§	100,000	100,000
SoFi Professional Loan Program,
Series 2015-D A2
2.720%, 10/27/36§	81,034	83,045

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2016-D A1
1.600%, 1/25/39(b)(l)§		$600,000	$600,000
Stone Tower CLO VI Ltd.,
Series 2007-6A A2A
0.899%, 4/17/21(l)§		8,156	8,155
Structured Asset Receivables Trust,
Series 2003-2A CTFS
1.989%, 1/21/11(b)(l)§†		976	—
SWAY Residential Trust,
Series 2014-1 A
1.831%, 1/17/32(l)§		133,749	133,878
Symphony CLO XI Ltd.,
Series 2013-11A C
3.829%, 1/17/25(l)§		500,000	500,116
TCI-Flatiron CLO Ltd.,
Series 2016-1A B
2.862%, 7/17/28(l)§		250,000	250,540
Series 2016-1A C
3.712%, 7/17/28(l)§		250,000	253,805
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2
1.830%, 7/15/26(b)(l)§		700,000	709,568
Tricon American Homes Trust,
Series 2015-SFR1 A
1.781%, 5/17/32(l)§		99,533	99,008
Venture XVIII CLO Ltd.,
Series 2014-18A A
2.130%, 10/15/26(b)(l)§		1,000,000	1,000,025
Vibrant CLO Ltd. 2012-1,
Series 2012-1A A1AR
2.019%, 7/17/24(l)§		500,000	499,990
Washington Mill CLO Ltd.,
Series 2014-1A A1
2.196%, 4/20/26(l)§		250,000	249,462
Wood Street CLO IV B.V.,
Series IV-A C
0.399%, 9/25/22(b)(l)§	EUR	300,000	330,293

			51,886,431

Non-Agency CMO (11.4%)
Agate Bay Mortgage Trust,
Series 2015-6 A3
3.500%, 9/25/45(l)§		$2,501,644	2,563,038
Alternative Loan Trust,
Series 2006-OA6 1A2
0.735%, 7/25/46(l)		41,817	36,004
Series 2006-OA22 A1
0.685%, 2/25/47(l)		73,789	63,009
Series 2007-OH1 A1D
0.735%, 4/25/47(l)		81,547	61,361
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.920%, 10/25/34(l)		19,358	19,375
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY E
3.124%, 9/15/26(l)§		100,000	99,412
Series 2016-ASHF A
2.424%, 12/15/33(l)§		500,000	499,780
Banc of America Commercial Mortgage Trust,
Series 2006-5 AM
5.448%, 9/10/47		61,968	62,054
Series 2006-6 AM
5.390%, 10/10/45		300,000	300,532
Series 2007-1 A4
5.451%, 1/15/49		97,016	97,467
Series 2007-1 AMFX
5.482%, 1/15/49(l)		16,000	15,910
Series 2007-2 AM
5.801%, 4/10/49(l)		20,000	20,335
Series 2007-3 A4
5.723%, 6/10/49(l)		193,910	196,202
Series 2015-UBS7 D
3.167%, 9/15/48		30,000	23,440
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.723%, 6/24/50(l)§		243,308	244,840
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§		900,000	979,224
BBCMS Trust,
Series 2015-RRI A
1.674%, 5/15/32(l)§		860,710	859,792
Series 2015-SRCH A1
3.312%, 8/10/35§		100,000	105,701
Series 2015-SRCH XA
1.122%, 8/10/35 IO(l)§		1,000,000	79,171
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§		2,277,000	100,222
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
3.083%, 7/25/36(l)		3,929,884	3,323,033
Bear Stearns ARM Trust,
Series 2004-8 11A2
3.035%, 11/25/34(l)		681,811	690,526
Series 2005-1 2A1
2.988%, 3/25/35(l)		338,113	329,656
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15 A1A
5.317%, 2/11/44		509,809	514,199
Series 2007-PW16 AM
5.910%, 6/11/40(l)		29,000	29,387
Series 2007-PW17 A1A
5.650%, 6/11/50(l)		100,786	103,545
Series 2007-PW17 AMFL
1.217%, 6/11/50(l)§		55,000	53,532
BHMS Mortgage Trust,
Series 2014-ATLS AFL
2.023%, 7/5/33(l)§		100,000	99,817
BWAY Mortgage Trust,
Series 2013-1515 C
3.446%, 3/10/33§		100,000	100,214
BXHTL Mortgage Trust,
Series 2015-JWRZ A
1.755%, 5/15/29(l)§		100,000	100,089
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D
5.671%, 4/10/29(l)§		10,000	9,982
CD Commercial Mortgage Trust,
Series 2007-CD4 AMFX
5.366%, 12/11/49(l)		238,000	239,919
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48		150,000	149,917
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH A
1.924%, 12/15/27(l)§		272,830	272,830
CFCRE Commercial Mortgage Trust,
Series 2016-C4 A4
3.283%, 5/10/58		20,000	21,112

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-C4 XA
1.937%, 5/10/58 IO(l)	$204,115	$24,598
Series 2016-C4 XB
0.894%, 5/10/58 IO(l)	110,000	6,389
CGGS Commercial Mortgage Trust,
Series 2016-RNDB AFL
2.174%, 2/15/33(l)§	150,415	151,755
Series 2016-RNDB CFL
4.024%, 2/15/33(l)§	97,328	98,412
Series 2016-RNDB DFL
5.274%, 2/15/33(l)§	176,959	179,525
Chase Mortgage Finance Trust,
Series 2005-S2 A15
5.500%, 10/25/35	532,643	538,822
Series 2007-S3 1A12
6.000%, 5/25/37	3,032,149	2,514,872
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35	2,231,073	2,197,411
Citigroup Commercial Mortgage Trust,
Series 2007-C6 AM
5.900%, 12/10/49(l)	300,000	304,889
Series 2007-C6 AMFX
5.900%, 12/10/49(l)§	300,000	303,387
Series 2013-SM XA
0.898%, 1/12/30 IO(l)§	2,816,887	20,970
Series 2014-GC21 XA
1.444%, 5/10/47 IO(l)	973,562	69,644
Series 2015-GC27 B
3.772%, 2/10/48	300,000	306,918
Series 2015-SHP2 A
1.804%, 7/15/27(l)§	900,000	888,257
Series 2016-GC37 D
2.788%, 4/10/49§	30,000	20,179
Series 2016-P4 A4
2.902%, 7/10/49	175,000	180,026
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5 AMA
6.320%, 11/15/44(l)	174,000	180,986
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36	3,350,528	3,013,957
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX
5.568%, 4/15/47(l)	350,000	348,299
Series 2007-C3 AM
5.954%, 5/15/46(l)	60,000	61,265
COLT Mortgage Loan Trust,
Series 2016-1 A1
3.000%, 5/25/46§	467,154	473,476
COMM Mortgage Trust,
Series 2010-RR1 GEA
5.543%, 12/11/49(l)§	419,794	422,241
Series 2010-RR1 GEB
5.543%, 12/11/49(l)§	100,000	100,956
Series 2013-CR6 XA
1.616%, 3/10/46 IO(l)	984,576	41,282
Series 2013-WWP D
3.898%, 3/10/31§	100,000	100,538
Series 2014-FL4 D
2.977%, 7/13/31(l)§	100,000	97,850
Series 2014-FL5 D
4.524%, 10/15/31(l)§	100,000	90,737
Series 2015-3BP B
3.346%, 2/10/35(l)§	300,000	311,496
Series 2015-3BP XA
0.168%, 2/10/35 IO(l)§	1,287,000	9,529
Series 2015-CCRE23 XA
1.145%, 5/10/48 IO(l)	762,366	43,606
Series 2015-CR22 C
4.264%, 3/10/48(l)	300,000	294,262
Series 2015-CR22 XA
1.157%, 3/10/48 IO(l)	3,957,970	227,047
Series 2015-CR25 D
3.948%, 8/10/48(l)	20,000	15,187
Series 2015-CR26 ASB
3.373%, 10/10/48	2,000,000	2,130,200
Series 2015-DC1 D
4.498%, 2/10/48(l)§	300,000	247,233
Series 2015-DC1 XA
1.322%, 2/10/48 IO(l)	3,715,919	242,974
Series 2015-LC21 XA
1.017%, 7/10/48 IO(l)	623,362	31,455
Core Industrial Trust,
Series 2015-CALW D
3.979%, 2/10/34(l)§	300,000	310,444
Series 2015-TEXW XA
0.900%, 2/10/34 IO(l)§	1,000,000	37,265
Countrywide Commercial Mortgage Trust,
Series 2007-MF1 A
6.300%, 11/12/43(l)§	254,685	259,237
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-24 A1
5.500%, 11/25/35	1,027,566	941,770
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5 AM
5.343%, 12/15/39	100,000	100,071
Series 2007-C2 AMFL
0.760%, 1/15/49(l)	45,000	43,844
Series 2007-C5 A4
5.695%, 9/15/40(l)	128,253	131,098
Series 2008-C1 A3
6.267%, 2/15/41(l)	70,000	71,723
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ
4.771%, 7/15/37	565	565
Credit Suisse Mortgage Capital Certificates,
Series 2008-C1 A2
6.267%, 2/15/41(l)	8,583	8,568
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	976,056	989,191
Series 2010-RR1 3A
5.723%, 6/10/49(l)§	718,957	722,198
Series 2010-RR2 2A
6.134%, 9/15/39(l)§	300,663	304,538
Series 2015-1 A1
2.500%, 1/25/45(l)§	2,339,399	2,342,342
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.443%, 4/15/50(l)	300,000	312,652
Series 2015-C1 D
3.943%, 4/15/50(l)§	100,000	83,269
Series 2015-C1 XA
1.105%, 4/15/50 IO(l)	4,459,702	258,847

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		$2,753,031	$2,630,707
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		1,231,351	1,246,028
Series 2015-DEAL A
1.844%, 4/15/29(l)§		120,000	120,007
Series 2015-DEAL D
3.624%, 4/15/29(l)§		100,000	99,039
Series 2015-GLPA XA
0.395%, 11/15/37 IO(l)§		1,000,000	22,882
Series 2015-GLPB A
3.639%, 11/15/34§		100,000	108,156
DBJPM Mortgage Trust,
Series 2016-C3 D
3.636%, 9/10/49(l)§		80,000	59,516
DBRR Trust,
Series 2011-C32 A3A
5.355%, 6/17/49(l)§		181,000	182,809
Series 2013-EZ3 A
1.636%, 12/18/49(l)§		6,942	6,940
EMF-NL B.V.,
Series 2008-2X A2
0.705%, 7/17/41(l)(m)	EUR	435,000	398,615
Eurohome UK Mortgages plc,
Series 2007-1 A
0.532%, 6/15/44(l)(m)	GBP	550,726	668,622
EuroMASTR plc,
Series 2007-1V A2
0.582%, 6/15/40(l)(m)		305,785	367,295
Eurosail-UK plc,
Series 2007-4X A3
1.329%, 6/13/45(b)(l)(m)		800,000	995,428
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		$1,618,653	1,253,809
GAHR Commericial Mortgage Trust,
Series 2015-NRF AFL1
1.824%, 12/15/34(l)§		59,450	59,766
Great Hall Mortgages No.1 plc,
Series 2007-2X AC
0.987%, 6/18/39(l)(m)		807,679	766,240
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 AM
5.867%, 12/10/49(l)		39,000	39,986
GS Mortgage Securities Corp. II,
Series 2013-KING XA
0.844%, 12/10/27 IO(l)§		1,164,008	23,620
Series 2015-GC28 XA
1.304%, 2/10/48 IO(l)		3,790,436	239,275
Series 2016-RENT A
3.203%, 2/10/29§		500,000	515,126
GS Mortgage Securities Trust,
Series 2015-GC32 D
3.345%, 7/10/48		20,000	15,266
Series 2015-GS1 XA
0.986%, 11/10/48 IO(l)		1,990,322	118,183
Series 2016-GS3 XA
1.285%, 10/10/49 IO(l)		2,175,000	197,978
Series 2016-RENT C
4.202%, 2/10/29(l)§		100,000	100,968
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.917%, 9/25/35(l)		157,229	159,727
Series 2006-AR2 2A1
2.896%, 4/25/36(l)		137,283	124,648
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.150%, 1/19/35(l)		415,299	398,486
Hercules Eclipse plc,
Series 2006-4 A
0.764%, 10/25/18(l)(m)	GBP	366,947	468,163
Hilton USA Trust,
Series 2013-HLT AFX
2.662%, 11/5/30§		$100,000	100,058
Series 2013-HLT X1FX
0.000%, 11/5/30 IO(l)§		1,655,000	17
HomeBanc Mortgage Trust,
Series 2005-4 A1
0.795%, 10/25/35(l)		112,236	103,529
Impac CMB Trust,
Series 2003-8 2A1
1.424%, 10/25/33(l)		11,639	10,935
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.172%, 6/25/37(l)		1,891,197	1,441,722
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		2,518,003	2,123,352
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB16 AM
5.593%, 5/12/45		21,069	21,139
Series 2006-LDP9 AM
5.372%, 5/15/47		300,000	300,022
Series 2007-C1 AM
6.188%, 2/15/51(l)		300,000	302,875
Series 2007-CB18 A1A
5.431%, 6/12/47(l)		196,936	197,919
Series 2007-CB18 AM
5.466%, 6/12/47(l)		175,000	176,282
Series 2007-CB20 AM
6.088%, 2/12/51(l)		300,000	310,231
Series 2007-LD12 A1A
5.850%, 2/15/51(l)		206,067	210,287
Series 2007-LD12 AM
6.207%, 2/15/51(l)		300,000	307,052
Series 2008-C2 ASB
6.125%, 2/12/51(l)		26,544	26,818
Series 2014-DSTY A
3.429%, 6/10/27§		100,000	103,246
Series 2014-FL6 A
1.924%, 11/15/31(l)§		91,662	91,292
Series 2014-PHH A
1.724%, 8/15/27(l)§		300,000	300,113
Series 2015-CSMO A
1.774%, 1/15/32(l)§		100,000	99,983
Series 2015-CSMO C
2.774%, 1/15/32(l)§		300,000	299,755
Series 2015-CSMO D
3.824%, 1/15/32(l)§		100,000	99,918
Series 2015-SGP A
2.224%, 7/15/36(l)§		105,000	104,764
Series 2016-ATRM D
5.355%, 10/5/28§		100,000	102,122
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 XC
0.750%, 8/15/49 IO(b)(l)§		240,000	13,818
Series 2016-NINE A
2.854%, 10/6/38(b)(l)§		130,000	133,429

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		$1,451,308	$1,231,720
Series 2006-A3 6A1
3.185%, 8/25/34(l)		90,957	90,016
Series 2007-A1 3A3
3.119%, 7/25/35(l)		108,937	107,664
JP Morgan Resecuritization Trust,
Series 2009-7 2A1
6.000%, 2/27/37(l)§		439,870	445,487
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA
1.254%, 8/15/47 IO(l)		984,546	62,443
Series 2014-C25 XA
1.149%, 11/15/47 IO(l)		3,960,459	222,535
Series 2015-C27 D
3.984%, 2/15/48(l)§		300,000	224,844
Series 2015-C27 XA
1.517%, 2/15/48 IO(l)		3,202,113	235,297
Series 2015-C28 XA
1.339%, 10/15/48 IO(l)		992,351	62,136
Series 2015-C32 XA
1.665%, 11/15/48 IO(l)		2,482,216	182,208
Series 2015-C33 C
4.772%, 12/15/48(l)		221,000	232,076
Series 2015-C33 XA
1.199%, 12/15/48 IO(l)		357,571	24,740
Series 2016-C1 XA
1.561%, 3/15/49 IO(l)		997,890	86,980
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.870%, 6/15/49 IO(l)		1,819,148	195,052
Kensington Mortgage Securities plc,
Series 2007-1X A3C
1.026%, 6/14/40(l)(m)		349,176	327,887
LB-UBS Commercial Mortgage Trust,
Series 2006-C4 AJ
6.080%, 6/15/38(l)		5,099	5,099
Series 2007-C1 A4
5.424%, 2/15/40		562,959	565,506
Series 2007-C7 AJ
6.454%, 9/15/45(l)		300,000	301,628
LMREC, Inc.,
Series 2015-CRE1 A
2.293%, 2/22/32(l)§		300,000	298,586
Lone Star Portfolio Trust,
Series 2015-LSP A1A2
2.324%, 9/15/28(l)§		69,002	69,223
Series 2015-LSP D
4.524%, 9/15/28(l)§		85,322	85,387
Ludgate Funding plc,
Series 2007-1 A2A
0.543%, 1/1/61(l)(m)	GBP	157,352	187,874
Series 2008-W1X A1
1.123%, 1/1/61(l)(m)		440,905	544,216
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$315,556	331,636
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
2.745%, 12/25/32(l)		24,882	24,464
Series 2007-C1 A1A
6.008%, 6/12/50(l)		76,884	77,512
ML-CFC Commercial Mortgage Trust,
Series 2006-4 AM
5.204%, 12/12/49		12,267	12,261
Series 2007-7 A4
5.810%, 6/12/50(l)		242,960	247,205
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 XA
1.299%, 12/15/47 IO(l)		635,793	37,257
Series 2015-C20 ASB
3.069%, 2/15/48		1,000,000	1,046,715
Series 2015-C20 B
4.160%, 2/15/48		150,000	155,500
Series 2015-C20 C
4.611%, 2/15/48(l)		150,000	145,953
Series 2015-C20 XA
1.557%, 2/15/48 IO(l)		2,955,237	234,846
Series 2015-C21 C
4.301%, 3/15/48(l)		300,000	302,465
Series 2015-C25 C
4.680%, 10/15/48(l)		100,000	104,250
Series 2015-C25 XA
1.301%, 10/15/48 IO(l)		651,889	48,235
Series 2015-C26 XA
1.271%, 10/15/48 IO(l)		233,726	17,075
Series 2015-C27 ASB
3.557%, 12/15/47		500,000	538,253
Series 2016-C29 XB
1.118%, 5/15/49 IO(l)		1,020,000	76,923
Morgan Stanley Capital I Trust,
Series 2006-HQ9 AJ
5.793%, 7/12/44(l)		14,012	14,002
Series 2007-IQ14 A4
5.692%, 4/15/49(l)		60,000	60,572
Series 2014-CPT B
3.560%, 7/13/29(l)§		500,000	526,255
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§		392,894	396,287
Series 2007-HQ11 AMFL
0.698%, 2/12/44(l)		25,000	24,711
Series 2007-IQ13 AM
5.406%, 3/15/44		83,000	83,786
Series 2007-IQ14 A2FX
5.610%, 4/15/49		71,576	71,410
Series 2007-IQ16 A4
5.809%, 12/12/49		95,691	98,300
Series 2015-XLF1 D
3.528%, 8/14/31(l)§		300,000	296,701
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.988%, 8/12/45(l)§		533,809	539,661
Series 2009-GG10 A4B
5.988%, 8/12/45(l)§		300,000	304,090
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
0.848%, 4/16/36(l)§		513,173	463,191
MortgageIT Trust,
Series 2005-4 A1
0.805%, 10/25/35(l)		756,199	682,153
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		1,321,861	1,367,942
Nomura Resecuritization Trust,
Series 2014-7R 2A3
0.688%, 12/26/35(l)§		492,857	451,045

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		$233,820	$234,504
Series 2010-RR4 CMLA
6.296%, 12/16/49(l)§		269,457	271,225
RBSSP Resecuritization Trust,
Series 2009-12 18A1
2.429%, 12/25/35(l)§		293,932	291,342
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
0.865%, 6/25/35(l)§		107,166	96,569
Series 2006-R1 AF1
0.865%, 1/25/36(l)§		389,164	352,573
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		5,451,583	3,648,135
ResLoC UK plc,
Series 2007-1X A3B
0.542%, 12/15/43(l)(m)	GBP	171,828	206,078
RFMSI Trust,
Series 2006-SA2 3A1
4.096%, 8/25/36(l)		$2,197,656	1,969,118
Sequoia Mortgage Trust,
Series 6 A
1.171%, 4/19/27(l)		319,540	301,127
Series 10 2A1
1.292%, 10/20/27(l)		5,437	5,098
Series 2003-4 2A1
0.882%, 7/20/33(l)		22,050	19,505
Springleaf Mortgage Loan Trust,
Series 2013-2A A
1.780%, 12/25/65(l)§		565,050	565,424
STRIPs Ltd.,
Series 2012-1A A
1.500%, 12/25/44§		14,407	14,342
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
2.951%, 4/25/34(l)		781,422	796,961
Series 2004-16 3A1
3.003%, 11/25/34(l)		190,326	192,839
Series 2005-19XS 2A1
0.825%, 10/25/35(l)		743,109	706,545
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.781%, 7/19/35(l)		94,073	83,251
Series 2006-AR3 12A1
0.745%, 5/25/36(l)		356,439	275,879
Trinity Square plc,
Series 2015-1A A
1.678%, 7/15/51(l)§	GBP	271,229	351,542
Uropa Securities plc,
Series 2007-1 A3A
0.702%, 10/10/40(b)(l)(m)		800,000	946,575
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 AMFX
5.703%, 6/15/49§		$300,000	305,243
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA A
1.858%, 6/15/29(l)§		100,000	100,010
Series 2016-BOCA B
2.558%, 6/15/29(l)§		184,000	184,013
Series 2016-BOCA C
3.008%, 6/15/29(l)§		155,000	155,006
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.864%, 8/25/42(l)		14,560	14,161
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26 D
3.586%, 2/15/48§		300,000	217,994
Series 2015-C27 C
3.894%, 2/15/48		300,000	273,892
Series 2015-C27 XA
1.135%, 2/15/48 IO(l)		4,253,566	261,460
Series 2015-NXS1 XA
1.334%, 5/15/48 IO(l)		3,708,934	254,758
Series 2015-NXS2 XA
0.939%, 7/15/58 IO(l)		4,658,489	214,185
Series 2016-BNK1 XD
1.412%, 8/15/49 IO(l)§		1,000,000	101,564
Series 2016-C33 C
3.896%, 3/15/59		129,000	128,779
Series 2016-C33 XA
1.981%, 3/15/59 IO(l)		1,735,959	202,598
Series 2016-C34 C
5.197%, 6/15/49(l)		202,000	216,223
WF-RBS Commercial Mortgage Trust,
Series 2012-C9 XA
2.282%, 11/15/45 IO(l)§		219,639	17,772
Series 2013-C12 XA
1.528%, 3/15/48 IO(l)§		1,708,636	101,473
Series 2014-C24 XA
1.119%, 11/15/47 IO(l)		569,170	31,813

			82,719,678

Total Asset-Backed and Mortgage-Backed Securities			134,606,109

Corporate Bonds (27.2%)
Consumer Discretionary (2.2%)
Auto Components (0.0%)
BorgWarner, Inc.
3.375%, 3/15/25(x)		72,000	73,769
Delphi Automotive plc
4.250%, 1/15/26		80,000	86,935
4.400%, 10/1/46		37,000	38,013
Delphi Corp.
4.150%, 3/15/24		40,000	42,992

			241,709

Automobiles (0.3%)
Daimler Finance North America LLC
2.000%, 8/3/18§		900,000	906,978
2.250%, 3/2/20§		250,000	253,622
2.450%, 5/18/20§		150,000	153,170
General Motors Co.
3.500%, 10/2/18		75,000	77,040
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§		600,000	597,618

			1,988,428

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.
1.875%, 12/15/17		27,000	27,203
Marriott International, Inc.
3.250%, 9/15/22		45,000	47,211

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
McDonald’s Corp.
5.800%, 10/15/17	$45,000	$47,063
3.500%, 7/15/20	29,000	30,894
2.750%, 12/9/20	47,000	48,803
3.700%, 1/30/26	100,000	107,884
4.700%, 12/9/35	20,000	22,650
4.600%, 5/26/45	26,000	29,090
4.875%, 12/9/45	24,000	28,011
MGM Resorts International
8.625%, 2/1/19	600,000	677,280
Starbucks Corp.
2.450%, 6/15/26	50,000	50,832
Wyndham Worldwide Corp.
2.500%, 3/1/18	36,000	36,356
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, 3/1/25(x)§	1,100,000	1,110,999

		2,264,276

Household Durables (0.1%)
DR Horton, Inc.
3.750%, 3/1/19	15,000	15,620
4.000%, 2/15/20	20,000	21,076
Newell Brands, Inc.
2.875%, 12/1/19	218,000	224,628
3.150%, 4/1/21	100,000	104,152
3.900%, 11/1/25	75,000	79,207
4.200%, 4/1/26	283,000	308,791
NVR, Inc.
3.950%, 9/15/22	27,000	28,657
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	39,354
Whirlpool Corp.
4.000%, 3/1/24	30,000	32,475

		853,960

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19	154,000	159,904
3.800%, 12/5/24	50,000	55,453
Expedia, Inc.
5.950%, 8/15/20	54,000	60,885
QVC, Inc.
3.125%, 4/1/19	45,000	46,177
5.125%, 7/2/22	72,000	76,465
4.375%, 3/15/23	36,000	35,989

		434,873

Media (1.2%)
21st Century Fox America, Inc.
4.500%, 2/15/21	41,000	45,404
3.000%, 9/15/22	36,000	37,452
3.700%, 9/15/24	50,000	53,974
3.700%, 10/15/25(x)	22,000	23,790
4.750%, 9/15/44	35,000	38,108
4.950%, 10/15/45	11,000	12,357
Altice Luxembourg S.A.
7.625%, 2/15/25§	300,000	307,500
CBS Corp.
2.300%, 8/15/19	123,000	124,767
3.700%, 8/15/24	62,000	64,862
4.000%, 1/15/26	900,000	960,055
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20§	187,000	195,209
4.464%, 7/23/22§	233,000	250,498
4.908%, 7/23/25§	1,105,000	1,216,274
6.384%, 10/23/35§	97,000	114,024
6.484%, 10/23/45§	110,000	133,331
Comcast Corp.
5.700%, 5/15/18	54,000	57,815
3.125%, 7/15/22	45,000	47,916
2.750%, 3/1/23	312,000	323,689
3.375%, 8/15/25	133,000	142,742
3.150%, 3/1/26	628,000	664,130
4.250%, 1/15/33	30,000	33,358
4.400%, 8/15/35	140,000	158,604
4.600%, 8/15/45	45,000	52,087
3.400%, 7/15/46	80,000	77,760
Cox Communications, Inc.
3.350%, 9/15/26(b)§	60,000	60,394
Discovery Communications LLC
5.050%, 6/1/20	36,000	39,477
3.450%, 3/15/25	34,000	33,490
4.900%, 3/11/26	268,000	291,633
4.875%, 4/1/43	164,000	156,160
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	36,000	36,202
3.750%, 2/15/23	49,000	51,615
NBCUniversal Media LLC
5.150%, 4/30/20	54,000	60,443
4.375%, 4/1/21	54,000	60,205
4.450%, 1/15/43	116,000	131,241
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	39,313
RELX Capital, Inc.
3.125%, 10/15/22	75,000	76,282
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	79,000	81,063
3.900%, 11/15/24	50,000	52,286
Time Warner Cable LLC
6.750%, 7/1/18	500,000	544,375
5.000%, 2/1/20	114,000	123,359
4.125%, 2/15/21	160,000	170,000
4.000%, 9/1/21	67,000	70,853
5.500%, 9/1/41	61,000	65,258
4.500%, 9/15/42	7,000	6,737
Time Warner, Inc.
2.100%, 6/1/19	253,000	256,203
4.875%, 3/15/20	45,000	49,677
3.600%, 7/15/25	153,000	162,888
4.650%, 6/1/44	77,000	83,572
Viacom, Inc.
5.625%, 9/15/19	45,000	49,165
2.750%, 12/15/19	72,000	73,183
4.500%, 3/1/21	79,000	85,953
2.250%, 2/4/22	120,000	119,424
4.250%, 9/1/23	62,000	65,900
3.450%, 10/4/26	43,000	42,975
Walt Disney Co.
2.750%, 8/16/21	27,000	28,424
2.350%, 12/1/22	45,000	46,281
3.150%, 9/17/25	75,000	80,658
WPP Finance 2010
3.625%, 9/7/22	27,000	28,912

		8,459,307

Multiline Retail (0.1%)
Dollar General Corp.
4.150%, 11/1/25	75,000	81,543
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23	50,000	53,199
4.500%, 12/15/34	65,000	60,947
Nordstrom, Inc.
4.750%, 5/1/20	36,000	39,238

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Target Corp.
6.000%, 1/15/18	$146,000	$155,008
2.900%, 1/15/22	27,000	28,471
3.500%, 7/1/24	49,000	53,828
4.000%, 7/1/42	40,000	43,469

		515,703

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	48,439
Home Depot, Inc.
4.400%, 4/1/21	45,000	50,352
2.625%, 6/1/22	100,000	104,078
3.350%, 9/15/25	19,000	20,661
2.125%, 9/15/26	65,000	64,061
5.400%, 9/15/40	30,000	39,094
4.400%, 3/15/45	25,000	29,099
Lowe’s Cos., Inc.
4.625%, 4/15/20	54,000	59,667
3.375%, 9/15/25	20,000	21,533
2.500%, 4/15/26	100,000	100,183
4.250%, 9/15/44	41,000	45,236
4.375%, 9/15/45	15,000	17,031
TJX Cos., Inc.
6.950%, 4/15/19	26,000	29,510

		628,944

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	37,054
3.875%, 11/1/45	53,000	58,354

		95,408

Total Consumer Discretionary		15,482,608

Consumer Staples (1.2%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	100,000	100,915
2.650%, 2/1/21	448,000	461,615
3.300%, 2/1/23	140,000	147,793
3.700%, 2/1/24	62,000	66,537
3.650%, 2/1/26	649,000	696,956
4.700%, 2/1/36	55,000	62,834
4.900%, 2/1/46	84,000	100,743
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	45,000	51,206
5.375%, 1/15/20	45,000	50,250
2.500%, 7/15/22	91,000	92,840
3.750%, 7/15/42	36,000	36,019
Coca-Cola Co.
1.150%, 4/1/18	145,000	145,042
3.150%, 11/15/20	45,000	47,994
3.200%, 11/1/23	62,000	66,534
Coca-Cola European Partners US LLC
3.250%, 8/19/21	100,000	105,165
Coca-Cola Femsa S.A.B. de C.V.
4.625%, 2/15/20	100,000	108,970
Diageo Capital plc
5.750%, 10/23/17	45,000	47,095
1.125%, 4/29/18	36,000	35,885
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	36,000	36,922
3.200%, 11/15/21	36,000	38,021
Molson Coors Brewing Co.
3.000%, 7/15/26	236,000	238,178
5.000%, 5/1/42	24,000	27,457
4.200%, 7/15/46	48,000	50,089
PepsiCo, Inc.
7.900%, 11/1/18	91,000	103,181
2.250%, 1/7/19	100,000	102,262
2.750%, 3/1/23	62,000	64,775
2.750%, 4/30/25	75,000	78,004
4.450%, 4/14/46	100,000	118,500

		3,281,782

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
1.700%, 12/15/19	45,000	45,457
CVS Health Corp.
2.800%, 7/20/20	80,000	82,886
4.000%, 12/5/23	124,000	136,952
3.375%, 8/12/24	75,000	79,493
3.875%, 7/20/25	80,000	86,938
5.300%, 12/5/43	42,000	51,787
Kroger Co.
2.300%, 1/15/19	50,000	50,878
2.650%, 10/15/26	50,000	49,758
Sysco Corp.
2.600%, 10/1/20	50,000	51,674
4.500%, 4/1/46	32,000	34,583
Walgreen Co.
3.100%, 9/15/22	36,000	37,307
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	50,000	50,273
3.800%, 11/18/24	50,000	53,783
3.450%, 6/1/26	75,000	77,779
4.800%, 11/18/44	240,000	264,612
4.650%, 6/1/46	6,000	6,515
Wal-Mart Stores, Inc.
5.800%, 2/15/18	91,000	96,905
3.250%, 10/25/20	36,000	38,601
2.550%, 4/11/23	121,000	125,727
3.300%, 4/22/24	37,000	40,269
4.000%, 4/11/43	32,000	35,777
Whole Foods Market, Inc.
5.200%, 12/3/25§	100,000	108,699

		1,606,653

Food Products (0.1%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	49,799
ConAgra Foods, Inc.
1.900%, 1/25/18	21,000	21,059
3.200%, 1/25/23	29,000	30,094
General Mills, Inc.
5.650%, 2/15/19	45,000	49,342
J.M. Smucker Co.
3.500%, 10/15/21	36,000	38,569
Kellogg Co.
4.000%, 12/15/20	29,000	31,677
Kraft Heinz Foods Co.
2.000%, 7/2/18	75,000	75,839
3.500%, 6/6/22	91,000	96,508
3.950%, 7/15/25	100,000	108,282
3.000%, 6/1/26	95,000	95,830
6.875%, 1/26/39	31,000	42,949
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	39,361
Mondelez International, Inc.
6.125%, 2/1/18	45,000	47,706
5.375%, 2/10/20	41,000	45,850
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	100,814
Unilever Capital Corp.
2.200%, 3/6/19	100,000	102,300

		975,979

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Household Products (0.1%)
Clorox Co.
3.500%, 12/15/24	$25,000	$26,750
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	67,688
Kimberly-Clark Corp.
1.900%, 5/22/19	267,000	271,354
3.875%, 3/1/21	38,000	41,655
2.650%, 3/1/25	35,000	36,378
2.750%, 2/15/26	46,000	47,934
Procter & Gamble Co.
4.700%, 2/15/19	91,000	98,370
1.900%, 11/1/19	50,000	50,958

		641,087

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	40,000	46,757
2.625%, 1/14/20	95,000	98,146
4.750%, 5/5/21	45,000	50,876
2.850%, 8/9/22	94,000	98,173
4.250%, 8/9/42	32,000	34,780
5.375%, 1/31/44	90,000	114,382
3.875%, 9/16/46	128,000	133,221
Imperial Brands Finance plc
2.050%, 7/20/18§	600,000	604,319
Philip Morris International, Inc.
1.125%, 8/21/17	221,000	220,968
5.650%, 5/16/18	118,000	126,217
2.625%, 3/6/23	36,000	36,910
2.750%, 2/25/26	443,000	454,428
4.125%, 3/4/43	51,000	54,843
4.875%, 11/15/43	76,000	91,545
Reynolds American, Inc.
2.300%, 6/12/18	59,000	59,896
6.875%, 5/1/20	45,000	52,581
3.250%, 6/12/20	25,000	26,306
4.450%, 6/12/25	100,000	111,659

		2,416,007

Total Consumer Staples		8,921,508

Energy (1.8%)
Energy Equipment & Services (0.1%)
Halliburton Co.
6.150%, 9/15/19	45,000	50,344
3.500%, 8/1/23	50,000	51,932
3.800%, 11/15/25	210,000	217,803
Nabors Industries, Inc.
9.250%, 1/15/19	54,000	59,400
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21§	300,000	90,375
Schlumberger Holdings Corp.
3.000%, 12/21/20§	133,000	138,956
Transocean, Inc.
6.800%, 3/15/38(x)	31,000	19,918

		628,728

Oil, Gas & Consumable Fuels (1.7%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	54,000	61,695
5.550%, 3/15/26	50,000	56,908
7.950%, 6/15/39	48,000	59,280
4.500%, 7/15/44	50,000	46,635
Apache Corp.
3.250%, 4/15/22	26,000	26,720
4.750%, 4/15/43	91,000	92,987
4.250%, 1/15/44	60,000	58,643
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	38,452
BP Capital Markets plc
1.375%, 11/6/17	36,000	36,039
1.676%, 5/3/19	20,000	20,062
2.237%, 5/10/19	350,000	356,212
4.500%, 10/1/20	91,000	99,981
3.245%, 5/6/22	54,000	56,943
2.500%, 11/6/22	27,000	27,228
3.814%, 2/10/24	100,000	108,231
Buckeye Partners LP
4.875%, 2/1/21	36,000	38,880
Chevron Corp.
1.104%, 12/5/17	136,000	135,888
1.790%, 11/16/18	100,000	101,107
4.950%, 3/3/19	45,000	48,871
2.193%, 11/15/19	39,000	39,900
1.961%, 3/3/20	120,000	121,943
2.100%, 5/16/21	50,000	50,829
2.355%, 12/5/22	27,000	27,442
3.191%, 6/24/23	75,000	80,468
2.954%, 5/16/26	50,000	51,731
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	129,244
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	204,816
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	100,000	103,441
ConocoPhillips Co.
5.750%, 2/1/19	45,000	49,042
6.000%, 1/15/20(x)	45,000	50,622
4.200%, 3/15/21	50,000	54,078
3.350%, 11/15/24(x)	50,000	51,547
4.950%, 3/15/26(x)	200,000	224,565
Continental Resources, Inc.
3.800%, 6/1/24	61,000	55,815
4.900%, 6/1/44	79,000	66,660
Devon Energy Corp.
4.000%, 7/15/21(x)	36,000	37,545
5.850%, 12/15/25(x)	57,000	64,592
5.000%, 6/15/45	70,000	68,012
Ecopetrol S.A.
5.875%, 9/18/23	75,000	80,625
Enable Midstream Partners LP
2.400%, 5/15/19	25,000	24,456
Enbridge Energy Partners LP
9.875%, 3/1/19	45,000	52,272
Encana Corp.
3.900%, 11/15/21	50,000	50,094
Energy Transfer Partners LP
9.000%, 4/15/19	54,000	61,605
5.200%, 2/1/22	354,000	383,368
4.050%, 3/15/25	100,000	99,197
Enterprise Products Operating LLC
2.850%, 4/15/21	30,000	30,859
3.350%, 3/15/23	64,000	65,231
3.900%, 2/15/24	71,000	73,962
3.700%, 2/15/26	47,000	48,467
4.450%, 2/15/43	165,000	161,814
5.100%, 2/15/45	23,000	24,909
4.900%, 5/15/46	37,000	38,870
7.034%, 1/15/68(l)	75,000	78,750
EOG Resources, Inc.
2.450%, 4/1/20	228,000	231,541
4.100%, 2/1/21	45,000	48,496
4.150%, 1/15/26	58,000	63,693
EQT Corp.
8.125%, 6/1/19	36,000	41,111
Exxon Mobil Corp.
1.708%, 3/1/19	50,000	50,578

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
1.819%, 3/15/19		$225,000	$227,552
2.222%, 3/1/21		20,000	20,421
2.397%, 3/6/22		100,000	102,516
3.043%, 3/1/26		50,000	52,347
4.114%, 3/1/46		81,000	90,408
Hess Corp.
5.600%, 2/15/41		70,000	69,706
Husky Energy, Inc.
4.000%, 4/15/24		100,000	104,253
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		45,000	51,044
5.000%, 10/1/21		45,000	49,054
3.950%, 9/1/22		45,000	46,924
4.300%, 5/1/24		600,000	619,446
4.250%, 9/1/24		75,000	77,759
Kinder Morgan, Inc.
2.000%, 12/1/17		75,000	75,074
3.050%, 12/1/19		96,000	98,112
5.000%, 2/15/21§		600,000	649,784
5.550%, 6/1/45		43,000	43,847
5.050%, 2/15/46		70,000	67,594
Magellan Midstream Partners LP
6.550%, 7/15/19		27,000	30,357
Marathon Oil Corp.
2.800%, 11/1/22		36,000	33,434
3.850%, 6/1/25		100,000	95,290
Marathon Petroleum Corp.
5.125%, 3/1/21		27,000	29,960
4.750%, 9/15/44		26,000	23,727
MPLX LP
4.000%, 2/15/25		100,000	98,716
Nexen Energy ULC
6.400%, 5/15/37		76,000	99,560
Noble Energy, Inc.
4.150%, 12/15/21		45,000	47,746
5.050%, 11/15/44		110,000	109,887
Occidental Petroleum Corp.
4.100%, 2/1/21		54,000	59,113
3.400%, 4/15/26		180,000	190,258
ONEOK Partners LP
3.375%, 10/1/22		36,000	36,288
Petrobras Global Finance B.V.
5.750%, 1/20/20		100,000	102,441
8.375%, 5/23/21		400,000	436,420
Petro-Canada
6.800%, 5/15/38		50,000	66,231
Petroleos Mexicanos
8.000%, 5/3/19		91,000	102,375
6.000%, 3/5/20		113,000	122,039
3.500%, 7/23/20		75,000	75,143
6.375%, 2/4/21§		50,000	54,275
3.500%, 1/30/23		41,000	38,612
4.625%, 9/21/23(b)§		20,000	20,034
6.875%, 8/4/26§		50,000	56,375
Phillips 66
4.300%, 4/1/22		73,000	80,155
4.875%, 11/15/44		49,000	54,216
Pioneer Natural Resources Co.
6.875%, 5/1/18		27,000	29,073
3.950%, 7/15/22		36,000	38,560
4.450%, 1/15/26		30,000	32,727
Plains All American Pipeline LP/PAA Finance Corp.
3.650%, 6/1/22		600,000	609,203
Plains All American Pipeline LP/Plains All American Finance Corp.
2.600%, 12/15/19		25,000	25,157
5.000%, 2/1/21(x)		36,000	39,061
Spectra Energy Capital LLC
6.200%, 4/15/18		36,000	37,989
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	54,882
Statoil ASA
1.200%, 1/17/18		36,000	35,923
1.950%, 11/8/18		50,000	50,432
5.250%, 4/15/19		45,000	49,133
2.900%, 11/8/20		255,000	266,810
Suncor Energy, Inc.
3.600%, 12/1/24		50,000	52,524
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21		100,000	107,067
3.900%, 7/15/26		22,000	22,461
Total Capital International S.A.
2.875%, 2/17/22		45,000	47,165
3.750%, 4/10/24		75,000	83,009
Total Capital S.A.
2.125%, 8/10/18		50,000	50,879
4.125%, 1/28/21		36,000	39,599
TransCanada PipeLines Ltd.
7.125%, 1/15/19		73,000	81,518
2.500%, 8/1/22		32,000	32,197
Valero Energy Corp.
6.125%, 2/1/20		66,000	74,579
3.650%, 3/15/25		146,000	150,139
Western Gas Partners LP
4.650%, 7/1/26		625,000	657,313
Williams Partners LP
4.000%, 11/15/21		500,000	516,305
4.500%, 11/15/23		50,000	51,818
4.300%, 3/4/24		50,000	51,158
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23		100,000	102,009

			12,610,135

Total Energy			13,238,863

Financials (12.3%)
Banks (5.5%)
Australia & New Zealand Banking Group Ltd./New York
2.000%, 11/16/18		250,000	252,236
Banco Espirito Santo S.A.
4.000%, 1/21/19(m)†	EUR	900,000	222,423
Bank of America Corp.
5.750%, 12/1/17		$100,000	104,737
6.875%, 4/25/18		182,000	196,260
5.650%, 5/1/18		135,000	143,363
2.600%, 1/15/19		175,000	178,176
7.625%, 6/1/19		1,670,000	1,916,749
2.250%, 4/21/20		383,000	385,226
5.625%, 7/1/20		180,000	201,930
2.625%, 4/19/21		50,000	50,795
5.000%, 5/13/21		92,000	102,967
3.300%, 1/11/23		265,000	274,519
4.125%, 1/22/24		62,000	67,268
4.000%, 4/1/24		50,000	53,876
4.000%, 1/22/25		75,000	78,092
3.950%, 4/21/25		100,000	103,682
3.875%, 8/1/25		527,000	563,369
3.500%, 4/19/26(x)		125,000	130,163
4.875%, 4/1/44		10,000	11,562
Bank of Montreal
1.350%, 8/28/18		50,000	49,942
2.550%, 11/6/22		27,000	27,490

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Bank of Nova Scotia
1.875%, 4/26/21		$900,000	$906,697
4.500%, 12/16/25		100,000	106,000
Barclays Bank plc
5.140%, 10/14/20		182,000	196,717
7.625%, 11/21/22		900,000	1,003,500
Barclays plc
2.000%, 3/16/18		250,000	250,308
2.917%, 8/10/21(l)		900,000	918,901
BB&T Corp.
1.450%, 1/12/18		127,000	127,193
5.250%, 11/1/19		54,000	59,693
2.450%, 1/15/20		109,000	111,659
BNP Paribas S.A.
2.700%, 8/20/18		100,000	101,928
5.000%, 1/15/21		91,000	101,824
3.250%, 3/3/23		45,000	47,117
Canadian Imperial Bank of Commerce
1.600%, 9/6/19		50,000	50,003
Capital One Bank USA N.A.
8.800%, 7/15/19		63,000	73,653
Capital One N.A./Virginia
1.954%, 8/17/18(l)		1,000,000	1,007,500
2.950%, 7/23/21		250,000	256,684
CIT Group, Inc.
5.500%, 2/15/19§		200,000	210,875
Citigroup, Inc.
1.800%, 2/5/18		358,000	358,993
1.700%, 4/27/18		650,000	650,494
2.500%, 9/26/18		294,000	298,194
2.550%, 4/8/19		402,000	410,310
2.500%, 7/29/19		371,000	378,137
2.650%, 10/26/20		825,000	842,044
2.700%, 3/30/21		300,000	306,420
3.375%, 3/1/23(x)		50,000	52,144
3.500%, 5/15/23		105,000	108,317
3.875%, 10/25/23		75,000	80,362
3.750%, 6/16/24		75,000	79,734
4.000%, 8/5/24		50,000	52,065
3.875%, 3/26/25		112,000	114,769
4.400%, 6/10/25		100,000	105,935
3.400%, 5/1/26		100,000	103,297
Citizens Financial Group, Inc.
2.375%, 7/28/21		30,000	30,100
Comerica, Inc.
2.125%, 5/23/19		50,000	50,392
Commonwealth Bank of Australia/New York
1.750%, 11/2/18		500,000	502,489
Cooperatieve Rabobank UA
3.875%, 2/8/22		91,000	99,410
Cooperatieve Rabobank UA/New York
2.250%, 1/14/19		250,000	254,047
Credit Agricole S.A.
8.125%, 9/19/33(l)		400,000	433,000
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20		250,000	250,539
3.800%, 9/15/22		500,000	510,616
3.750%, 3/26/25		1,000,000	994,985
Fifth Third Bancorp
2.875%, 7/27/20		100,000	103,712
Fifth Third Bank/Ohio
2.250%, 6/14/21		300,000	304,547
HSBC Bank USA N.A.
4.875%, 8/24/20		182,000	197,481
HSBC Holdings plc
2.650%, 1/5/22		566,000	564,074
4.000%, 3/30/22		91,000	96,634
4.300%, 3/8/26		200,000	214,865
Huntington Bancshares, Inc./Ohio
7.000%, 12/15/20		9,000	10,450
3.150%, 3/14/21		100,000	103,710
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	204,005
JPMorgan Chase & Co.
1.350%, 2/15/17		349,000	349,741
6.000%, 1/15/18		273,000	288,611
6.300%, 4/23/19		91,000	101,179
2.200%, 10/22/19		103,000	104,268
2.250%, 1/23/20		900,000	910,283
2.750%, 6/23/20		601,000	617,063
4.400%, 7/22/20		182,000	197,745
4.625%, 5/10/21		91,000	100,676
3.250%, 9/23/22		64,000	67,030
3.200%, 1/25/23		54,000	56,325
2.700%, 5/18/23		50,000	50,419
3.875%, 2/1/24		100,000	107,855
3.875%, 9/10/24		299,000	313,906
3.125%, 1/23/25		500,000	512,130
3.900%, 7/15/25		274,000	295,635
3.200%, 6/15/26		90,000	92,281
4.250%, 10/1/27		85,000	90,968
KeyBank N.A./Ohio
2.500%, 12/15/19		250,000	256,399
KfW
1.000%, 1/26/18		100,000	100,093
0.875%, 4/19/18		200,000	199,993
4.500%, 7/16/18		91,000	96,699
1.125%, 8/6/18		100,000	100,317
1.000%, 9/7/18		100,000	100,054
1.125%, 11/16/18		100,000	100,251
1.500%, 2/6/19		125,000	126,159
4.875%, 6/17/19		91,000	100,177
4.000%, 1/27/20		91,000	99,209
1.875%, 6/30/20		125,000	127,755
2.750%, 9/8/20		57,000	60,214
2.750%, 10/1/20		100,000	105,713
1.500%, 6/15/21		100,000	100,760
2.625%, 1/25/22		91,000	96,341
2.125%, 1/17/23		118,000	121,901
2.500%, 11/20/24		125,000	132,324
Landwirtschaftliche Rentenbank
1.375%, 10/23/19		21,000	21,127
2.000%, 1/13/25		75,000	76,297
Lloyds Bank plc
1.584%, 8/17/18(l)		700,000	699,907
Lloyds Banking Group plc
3.100%, 7/6/21(x)		500,000	510,854
4.500%, 11/4/24(x)		200,000	206,440
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	205,765
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	47,651
Novo Banco S.A.
5.000%, 4/23/19	EUR	100,000	77,230
5.000%, 5/23/19(m)		600,000	465,067
Oesterreichische Kontrollbank AG
1.625%, 3/12/19		$50,000	50,584
1.500%, 10/21/20		75,000	75,457
PNC Bank N.A.
1.500%, 2/23/18		250,000	250,713

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
PNC Financial Services Group, Inc.
4.375%, 8/11/20		$36,000	$39,336
3.900%, 4/29/24		75,000	80,768
Regions Financial Corp.
3.200%, 2/8/21		50,000	51,855
Royal Bank of Canada
1.400%, 10/13/17		50,000	50,015
1.500%, 1/16/18		45,000	45,101
2.350%, 10/30/20		100,000	102,034
4.650%, 1/27/26		75,000	81,968
Royal Bank of Scotland Group plc
3.875%, 9/12/23		627,000	615,526
Royal Bank of Scotland plc
6.934%, 4/9/18	EUR	400,000	487,759
9.500%, 3/16/22(l)		$400,000	412,320
Santander Holdings USA, Inc.
2.275%, 11/24/17(l)		200,000	201,678
2.700%, 5/24/19		400,000	405,101
4.500%, 7/17/25		50,000	52,123
Santander UK Group Holdings plc
2.875%, 8/5/21		1,260,000	1,261,095
Santander UK plc
2.000%, 8/24/18		33,000	33,122
4.000%, 3/13/24		50,000	54,312
Societe Generale S.A.
4.250%, 4/14/25§		700,000	698,603
Sumitomo Mitsui Banking Corp.
1.950%, 7/23/18		250,000	251,181
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21		100,000	102,766
3.784%, 3/9/26		100,000	108,513
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		91,000	98,117
Svenska Handelsbanken AB
1.500%, 9/6/19		250,000	249,213
Toronto-Dominion Bank
1.450%, 9/6/18		50,000	50,064
1.450%, 8/13/19		50,000	49,828
2.250%, 11/5/19		50,000	50,975
2.500%, 12/14/20		100,000	102,850
U.S. Bancorp
1.950%, 11/15/18		50,000	50,615
2.950%, 7/15/22		209,000	218,232
3.700%, 1/30/24		75,000	81,799
3.100%, 4/27/26		91,000	94,205
2.375%, 7/22/26		360,000	356,631
UBS Group Funding Jersey Ltd.
2.337%, 2/1/22(b)(l)§		400,000	405,379
2.650%, 2/1/22§		350,000	349,123
4.125%, 9/24/25§		200,000	209,584
Wachovia Corp.
5.750%, 2/1/18		36,000	37,996
Wells Fargo & Co.
5.625%, 12/11/17		91,000	95,486
1.500%, 1/16/18		54,000	54,049
2.600%, 7/22/20		67,000	68,411
2.550%, 12/7/20		962,000	980,942
4.600%, 4/1/21		75,000	82,880
2.100%, 7/26/21		470,000	468,329
3.500%, 3/8/22		136,000	144,194
3.450%, 2/13/23		54,000	55,753
3.000%, 2/19/25		100,000	101,563
3.550%, 9/29/25		100,000	105,203
3.000%, 4/22/26		50,000	50,416
3.900%, 5/1/45		229,000	235,618
4.900%, 11/17/45		43,000	47,799
Westpac Banking Corp.
1.500%, 12/1/17		100,000	100,180
1.650%, 5/13/19		50,000	50,078
4.875%, 11/19/19		54,000	59,239
2.100%, 5/13/21		50,000	50,261
2.700%, 8/19/26		75,000	74,883

			38,843,985

Capital Markets (2.1%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24		50,000	52,436
Ameriprise Financial, Inc.
5.300%, 3/15/20		36,000	40,059
Ares Capital Corp.
3.625%, 1/19/22		50,000	50,187
Bank of New York Mellon Corp.
2.100%, 1/15/19		231,000	234,755
5.450%, 5/15/19		36,000	39,662
1.674%, 8/17/20(l)		400,000	405,283
2.600%, 8/17/20		450,000	463,985
4.150%, 2/1/21		36,000	39,432
2.050%, 5/3/21		625,000	629,436
3.650%, 2/4/24		50,000	54,297
2.450%, 8/17/26		75,000	74,756
BlackRock, Inc.
5.000%, 12/10/19		36,000	39,922
3.500%, 3/18/24		50,000	54,438
Charles Schwab Corp.
3.225%, 9/1/22		36,000	38,147
CME Group, Inc./Illinois
3.000%, 3/15/25		75,000	78,403
Credit Suisse AG/New York
2.300%, 5/28/19		250,000	252,827
4.375%, 8/5/20		146,000	157,578
3.625%, 9/9/24		250,000	261,142
Deutsche Bank AG
3.125%, 1/13/21		50,000	48,345
4.100%, 1/13/26		50,000	49,001
Eaton Vance Corp.
6.500%, 10/2/17		22,000	23,023
Goldman Sachs Group, Inc.
1.481%, 5/22/17(l)		900,000	901,823
6.150%, 4/1/18		136,000	144,857
2.625%, 1/31/19		394,000	401,711
7.500%, 2/15/19		471,000	532,130
5.375%, 3/15/20		127,000	140,503
1.875%, 4/23/20(l)		500,000	503,075
2.600%, 4/23/20		126,000	127,977
2.050%, 9/15/20(l)		500,000	502,500
2.750%, 9/15/20		59,000	60,465
5.250%, 7/27/21		132,000	149,198
2.350%, 11/15/21		295,000	294,316
5.750%, 1/24/22		75,000	87,220
4.000%, 3/3/24		92,000	98,629
3.500%, 1/23/25		167,000	172,656
3.750%, 5/22/25		316,000	332,375
4.800%, 7/8/44		33,000	37,281
ING Bank N.V.
2.050%, 8/17/18§		1,000,000	1,007,233
Intercontinental Exchange, Inc.
2.750%, 12/1/20		148,000	153,659
3.750%, 12/1/25		61,000	66,045
Jefferies Group LLC
8.500%, 7/15/19(x)		54,000	62,157
5.125%, 1/20/23		18,000	19,118
6.500%, 1/20/43		17,000	17,854
Lazard Group LLC
4.250%, 11/14/20		62,000	66,172
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(b)(h)*		5,000,000	362,500

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
0.000%, 12/30/16(b)(h)*		$10,200,000	$688,500
6.750%, 12/28/17(b)(h)*†		470,000	—
Moody’s Corp.
4.500%, 9/1/22		77,000	86,338
Morgan Stanley
2.125%, 4/25/18		1,000,000	1,007,540
7.300%, 5/13/19		218,000	248,007
2.375%, 7/23/19		75,000	76,337
2.650%, 1/27/20		250,000	255,338
2.800%, 6/16/20(x)		219,000	224,511
2.500%, 4/21/21		45,000	45,515
5.500%, 7/28/21		27,000	30,865
3.750%, 2/25/23		172,000	182,622
4.100%, 5/22/23		27,000	28,551
3.875%, 4/29/24		75,000	80,418
3.700%, 10/23/24		250,000	263,146
4.000%, 7/23/25		291,000	312,958
3.875%, 1/27/26		65,000	69,036
3.125%, 7/27/26		525,000	528,475
Nomura Holdings, Inc.
6.700%, 3/4/20		37,000	42,371
Northern Trust Corp.
3.450%, 11/4/20		36,000	38,422
S&P Global, Inc.
2.500%, 8/15/18		100,000	101,581
State Street Corp.
2.650%, 5/19/26		250,000	252,687
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		544,950	551,194
Thomson Reuters Corp.
4.700%, 10/15/19		27,000	29,017
3.350%, 5/15/26		30,000	30,739
UBS AG/Connecticut
1.402%, 6/1/17(l)		300,000	300,157
5.875%, 12/20/17		74,000	77,897
4.875%, 8/4/20		170,000	188,766
7.625%, 8/17/22		400,000	466,000

			15,535,556

Consumer Finance (2.1%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.750%, 5/15/19		150,000	152,906
4.500%, 5/15/21		150,000	156,938
Ally Financial, Inc.
3.250%, 9/29/17		700,000	710,500
8.000%, 3/15/20		804,000	916,560
American Express Co.
7.000%, 3/19/18		2,093,000	2,262,164
8.125%, 5/20/19		45,000	52,158
American Express Credit Corp.
1.125%, 6/5/17		351,000	350,766
2.125%, 3/18/19		50,000	50,749
2.250%, 8/15/19		198,000	201,979
American Honda Finance Corp.
2.125%, 10/10/18		75,000	76,260
2.450%, 9/24/20		50,000	51,363
Capital One Financial Corp.
2.450%, 4/24/19		75,000	76,398
4.200%, 10/29/25		23,000	23,999
3.750%, 7/28/26		571,000	573,266
Caterpillar Financial Services Corp.
1.250%, 11/6/17		45,000	44,980
7.150%, 2/15/19		36,000	40,752
1.700%, 8/9/21		50,000	49,549
Discover Financial Services
5.200%, 4/27/22		27,000	29,674
3.950%, 11/6/24		75,000	76,800
Ford Motor Credit Co. LLC
1.724%, 12/6/17		749,000	749,566
2.375%, 1/16/18		2,609,000	2,631,653
2.021%, 5/3/19		487,000	488,544
3.336%, 3/18/21		242,000	249,016
5.875%, 8/2/21		182,000	208,319
4.250%, 9/20/22		200,000	216,140
4.389%, 1/8/26		200,000	214,277
General Motors Financial Co., Inc.
3.100%, 1/15/19		36,000	36,698
3.200%, 7/13/20		600,000	612,960
3.700%, 11/24/20		97,000	101,055
4.200%, 3/1/21		50,000	52,480
3.200%, 7/6/21		915,000	923,966
3.450%, 4/10/22		158,000	159,679
4.000%, 1/15/25		223,000	226,390
5.250%, 3/1/26		50,000	54,875
HSBC Finance Corp.
6.676%, 1/15/21		100,000	115,056
HSBC USA, Inc.
1.625%, 1/16/18		100,000	100,034
John Deere Capital Corp.
1.300%, 3/12/18		27,000	27,054
3.150%, 10/15/21		54,000	57,246
3.350%, 6/12/24		118,000	126,467
LeasePlan Corp. N.V.
2.875%, 1/22/19§		500,000	505,545
Navient Corp.
8.450%, 6/15/18		600,000	643,500
PACCAR Financial Corp.
1.400%, 5/18/18		75,000	75,341
Synchrony Financial
2.600%, 1/15/19		76,000	76,990
3.000%, 8/15/19		37,000	37,865
2.700%, 2/3/20		48,000	48,656
4.250%, 8/15/24		37,000	38,720
4.500%, 7/23/25		94,000	99,445
3.700%, 8/4/26		50,000	49,891
Toyota Motor Credit Corp.
1.250%, 10/5/17		36,000	36,033
1.450%, 1/12/18		200,000	200,633
2.750%, 5/17/21		266,000	277,737
3.400%, 9/15/21		54,000	58,106

			15,397,698

Diversified Financial Services (1.2%)
Bank of America N.A.
1.285%, 6/5/17(l)		1,300,000	1,301,525
1.150%, 6/15/17(l)		400,000	399,787
Berkshire Hathaway, Inc.
1.550%, 2/9/18		27,000	27,139
2.200%, 3/15/21		20,000	20,548
3.000%, 2/11/23		75,000	79,150
3.125%, 3/15/26		241,000	253,548
Block Financial LLC
5.500%, 11/1/22		36,000	39,182
Delos Finance Sarl, Term Loan
3.588%, 2/27/21		1,300,000	1,307,475
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		200,000	205,070
3.373%, 11/15/25		246,000	266,885
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		2,249,000	2,345,637
4.375%, 11/30/21(l)(m)	EUR	150,000	169,008
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18		54,000	57,043
2.850%, 1/27/25		100,000	103,947
Private Export Funding Corp.
2.250%, 3/15/20		75,000	77,619
2.050%, 11/15/22		46,000	46,957

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
Rio Oil Finance Trust
9.250%, 7/6/24§		$371,241	$330,404
Sasol Financing International plc
4.500%, 11/14/22		50,000	51,313
Shell International Finance B.V.
1.375%, 5/10/19		50,000	49,872
1.375%, 9/12/19		50,000	49,847
4.300%, 9/22/19		36,000	38,920
4.375%, 3/25/20		36,000	39,327
2.125%, 5/11/20		314,000	319,022
2.375%, 8/21/22		36,000	36,463
3.400%, 8/12/23		75,000	80,132
2.875%, 5/10/26		50,000	50,980
2.500%, 9/12/26		50,000	49,256
4.125%, 5/11/35		176,000	187,853
3.625%, 8/21/42		51,000	50,394
U.S. Capital Funding II Ltd./U.S. Capital Funding II Corp.
1.507%, 8/1/34(l)§		700,000	469,000
Voya Financial, Inc.
3.650%, 6/15/26		50,000	49,810
Woodside Finance Ltd.
3.650%, 3/5/25§		5,000	5,026

			8,558,139

Insurance (0.7%)
Aflac, Inc.
3.625%, 6/15/23		55,000	58,887
3.625%, 11/15/24		125,000	133,706
Allstate Corp.
7.450%, 5/16/19		36,000	41,089
3.150%, 6/15/23		53,000	55,976
American International Group, Inc.
5.850%, 1/16/18		45,000	47,505
3.375%, 8/15/20		99,000	104,596
6.400%, 12/15/20		91,000	106,426
4.875%, 6/1/22		36,000	40,462
3.750%, 7/10/25		566,000	593,565
3.900%, 4/1/26		581,000	612,828
3.875%, 1/15/35		55,000	53,978
4.500%, 7/16/44		108,000	109,916
4.375%, 1/15/55		24,000	22,744
Aon Corp.
5.000%, 9/30/20		36,000	39,831
Aon plc
4.750%, 5/15/45		89,000	96,258
Axis Specialty Finance LLC
5.875%, 6/1/20		27,000	29,913
Berkshire Hathaway Finance Corp.
1.700%, 3/15/19		30,000	30,263
4.250%, 1/15/21		54,000	59,749
Chubb INA Holdings, Inc.
5.900%, 6/15/19		36,000	40,092
3.350%, 5/3/26		75,000	80,274
CNA Financial Corp.
5.875%, 8/15/20		54,000	61,263
Hanover Insurance Group, Inc.
4.500%, 4/15/26		50,000	52,054
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		36,000	40,058
Lincoln National Corp.
8.750%, 7/1/19		36,000	42,388
3.350%, 3/9/25		29,000	29,659
Loews Corp.
3.750%, 4/1/26		50,000	52,937
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19		37,000	37,546
4.800%, 7/15/21		36,000	40,354
3.750%, 3/14/26		16,000	17,208
MassMutual Global Funding II
2.350%, 4/9/19§		400,000	408,320
MetLife, Inc.
4.750%, 2/8/21		91,000	101,754
4.050%, 3/1/45		125,000	122,584
Metropolitan Life Global Funding I
1.300%, 4/10/17§		587,000	587,372
2.300%, 4/10/19§		300,000	305,422
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22		36,000	36,909
OneBeacon U.S. Holdings, Inc.
4.600%, 11/9/22		36,000	36,547
Principal Financial Group, Inc.
8.875%, 5/15/19		36,000	42,374
Progressive Corp.
3.750%, 8/23/21		46,000	50,199
Protective Life Corp.
7.375%, 10/15/19		36,000	41,551
Prudential Financial, Inc.
6.000%, 12/1/17		17,000	17,895
3.500%, 5/15/24		50,000	52,308
5.875%, 9/15/42(l)		27,000	29,700
4.600%, 5/15/44		140,000	149,948
Travelers Cos., Inc.
5.800%, 5/15/18		45,000	48,183
4.600%, 8/1/43		73,000	87,371
Trinity Acquisition plc
4.400%, 3/15/26		50,000	52,389
Unum Group
5.625%, 9/15/20		36,000	40,174
XLIT Ltd.
2.300%, 12/15/18		62,000	62,711
4.450%, 3/31/25		75,000	76,149

			5,081,385

Thrifts & Mortgage Finance (0.7%)
Realkredit Danmark A/S
1.000%, 4/1/17	DKK	31,200,000	4,737,270

Total Financials			88,154,033

Health Care (2.5%)
Biotechnology (0.5%)
AbbVie, Inc.
1.750%, 11/6/17		$65,000	65,200
1.800%, 5/14/18		75,000	75,316
2.500%, 5/14/20		254,000	259,012
2.900%, 11/6/22		210,000	214,961
3.600%, 5/14/25		75,000	78,257
4.500%, 5/14/35		39,000	41,664
Amgen, Inc.
6.150%, 6/1/18		11,000	11,859
2.125%, 5/1/20		160,000	162,671
3.450%, 10/1/20		54,000	57,482
3.625%, 5/15/22		45,000	48,344
3.625%, 5/22/24		50,000	53,737
4.400%, 5/1/45		199,000	210,680
4.663%, 6/15/51§		80,000	85,448
Baxalta, Inc.
1.646%, 6/22/18(l)		500,000	498,750
4.000%, 6/23/25		125,000	133,555
Biogen, Inc.
6.875%, 3/1/18		36,000	38,701
2.900%, 9/15/20		140,000	145,235
3.625%, 9/15/22		68,000	72,472

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.050%, 9/15/25	$57,000	$62,015
5.200%, 9/15/45	46,000	54,185
Celgene Corp.
2.300%, 8/15/18	43,000	43,618
2.250%, 5/15/19	169,000	171,632
3.250%, 8/15/22	45,000	46,971
3.875%, 8/15/25	100,000	106,999
Gilead Sciences, Inc.
1.850%, 9/4/18	20,000	20,264
2.350%, 2/1/20	76,000	78,282
2.550%, 9/1/20	50,000	51,571
4.500%, 4/1/21	54,000	60,653
1.950%, 3/1/22	15,000	15,054
2.500%, 9/1/23	72,000	72,729
3.650%, 3/1/26	148,000	159,222
4.600%, 9/1/35	26,000	28,651
4.800%, 4/1/44	218,000	243,542
4.500%, 2/1/45	59,000	64,183
4.750%, 3/1/46	56,000	62,390

		3,595,305

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
4.125%, 5/27/20	36,000	39,031
2.550%, 3/15/22	110,000	112,643
2.950%, 3/15/25(x)	100,000	102,311
Becton Dickinson and Co.
1.450%, 5/15/17	111,000	111,281
1.800%, 12/15/17	137,000	137,626
2.675%, 12/15/19	63,000	65,196
3.250%, 11/12/20	54,000	56,668
3.125%, 11/8/21	68,000	72,063
3.300%, 3/1/23	36,000	37,819
4.685%, 12/15/44	21,000	23,887
Boston Scientific Corp.
5.125%, 1/12/17	977,000	988,159
2.650%, 10/1/18	146,000	149,156
6.000%, 1/15/20	36,000	40,632
2.850%, 5/15/20	103,000	105,832
3.375%, 5/15/22	1,000,000	1,048,157
3.850%, 5/15/25	73,000	77,465
Medtronic, Inc.
2.500%, 3/15/20	102,000	105,560
4.450%, 3/15/20	54,000	59,285
3.125%, 3/15/22	95,000	100,624
3.150%, 3/15/22	100,000	105,937
3.625%, 3/15/24	90,000	97,968
3.500%, 3/15/25	100,000	107,982
4.625%, 3/15/44	151,000	174,759
4.625%, 3/15/45	90,000	105,509
St. Jude Medical, Inc.
2.800%, 9/15/20	68,000	70,052
3.250%, 4/15/23	27,000	27,820
3.875%, 9/15/25	22,000	23,492
Stryker Corp.
2.000%, 3/8/19	50,000	50,628
4.375%, 1/15/20	36,000	39,018
3.375%, 11/1/25	31,000	32,490
3.500%, 3/15/26	105,000	111,038
4.625%, 3/15/46	46,000	51,732
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19	27,000	29,162
2.700%, 4/1/20	100,000	101,966
3.550%, 4/1/25	39,000	40,228
4.250%, 8/15/35	99,000	100,406

		4,703,582

Health Care Providers & Services (0.5%)
Aetna, Inc.
1.900%, 6/7/19	35,000	35,292
3.950%, 9/1/20	64,000	68,618
2.400%, 6/15/21	212,000	214,488
3.200%, 6/15/26	237,000	240,946
4.500%, 5/15/42	68,000	74,145
4.125%, 11/15/42	33,000	34,118
AmerisourceBergen Corp.
1.150%, 5/15/17	140,000	140,058
4.875%, 11/15/19	27,000	29,525
3.250%, 3/1/25	39,000	41,195
4.250%, 3/1/45	39,000	42,390
Anthem, Inc.
1.875%, 1/15/18	360,000	361,760
2.300%, 7/15/18	173,000	175,241
4.350%, 8/15/20	118,000	127,928
3.300%, 1/15/23	168,000	176,063
4.650%, 8/15/44	50,000	54,571
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	53,297
Cigna Corp.
5.125%, 6/15/20	39,000	43,252
3.250%, 4/15/25	169,000	174,046
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	31,850
Express Scripts Holding Co.
1.250%, 6/2/17	123,000	123,045
3.900%, 2/15/22	61,000	65,756
3.500%, 6/15/24	50,000	52,280
Humana, Inc.
7.200%, 6/15/18	27,000	29,540
3.850%, 10/1/24	50,000	53,657
Laboratory Corp. of America Holdings
2.625%, 2/1/20	40,000	40,797
4.625%, 11/15/20	45,000	49,169
3.750%, 8/23/22	20,000	21,255
McKesson Corp.
2.700%, 12/15/22	27,000	27,306
2.850%, 3/15/23	36,000	36,923
3.796%, 3/15/24	50,000	54,052
Medco Health Solutions, Inc.
7.125%, 3/15/18	45,000	48,513
4.125%, 9/15/20	45,000	48,571
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	31,163
UnitedHealth Group, Inc.
6.000%, 2/15/18	45,000	48,007
1.900%, 7/16/18	30,000	30,348
2.700%, 7/15/20	71,000	73,986
2.875%, 12/15/21	95,000	100,183
3.350%, 7/15/22	40,000	42,960
2.875%, 3/15/23	27,000	28,126
3.750%, 7/15/25	75,000	82,121
4.625%, 7/15/35	16,000	18,527
3.950%, 10/15/42	113,000	120,308

		3,345,376

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	60,729
Life Technologies Corp.
6.000%, 3/1/20	36,000	40,148
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	151,000	158,177
3.000%, 4/15/23	70,000	71,464
3.650%, 12/15/25	26,000	27,609
2.950%, 9/19/26	190,000	189,012

		547,139

Pharmaceuticals (0.8%)
Actavis Funding SCS
3.000%, 3/12/20	811,000	838,737
3.800%, 3/15/25	590,000	625,799

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Actavis, Inc.
6.125%, 8/15/19	$22,000	$24,548
3.250%, 10/1/22	36,000	37,213
Allergan, Inc.
3.375%, 9/15/20	45,000	47,072
AstraZeneca plc
2.375%, 11/16/20	75,000	77,076
3.375%, 11/16/25	120,000	128,008
4.375%, 11/16/45	34,000	37,810
Bristol-Myers Squibb Co.
4.500%, 3/1/44	92,000	110,938
Eli Lilly & Co.
3.700%, 3/1/45	45,000	48,302
GlaxoSmithKline Capital plc
2.850%, 5/8/22	140,000	146,864
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	36,000	38,455
2.800%, 3/18/23	36,000	37,630
Johnson & Johnson
2.950%, 9/1/20	36,000	38,225
2.450%, 12/5/21	25,000	26,228
2.450%, 3/1/26	256,000	264,262
Merck & Co., Inc.
1.300%, 5/18/18	30,000	30,105
2.400%, 9/15/22	27,000	27,780
2.800%, 5/18/23	62,000	64,931
2.750%, 2/10/25	50,000	51,880
Mylan N.V.
2.500%, 6/7/19§	30,000	30,318
3.950%, 6/15/26§	50,000	50,386
Mylan, Inc.
3.125%, 1/15/23§	65,000	65,107
Novartis Capital Corp.
4.400%, 4/24/20	158,000	173,962
3.400%, 5/6/24	50,000	54,704
3.000%, 11/20/25	50,000	52,845
4.000%, 11/20/45	16,000	17,798
Novartis Securities Investment Ltd.
5.125%, 2/10/19	64,000	69,721
Pfizer, Inc.
1.950%, 6/1/18	50,000	50,085
6.200%, 3/15/19	45,000	50,159
1.950%, 6/3/21	125,000	126,609
3.400%, 5/15/24	50,000	54,612
2.750%, 6/3/26	145,000	150,303
4.300%, 6/15/43	20,000	22,563
4.400%, 5/15/44	66,000	76,065
Roche Holdings, Inc.
3.000%, 11/10/25§	200,000	210,873
Sanofi S.A.
1.250%, 4/10/18	45,000	45,054
4.000%, 3/29/21	36,000	39,620
Shire Acquisitions Investments Ireland Designated Activity Co.
1.900%, 9/23/19	50,000	50,010
2.400%, 9/23/21	125,000	125,238
2.875%, 9/23/23	420,000	422,351
3.200%, 9/23/26	282,000	283,523
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21	132,000	140,363
2.950%, 12/18/22	36,000	36,873
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	45,000	47,851
Teva Pharmaceutical Finance Netherlands III B.V.
1.700%, 7/19/19	20,000	20,005
2.200%, 7/21/21	100,000	99,062
2.800%, 7/21/23	173,000	173,452
3.150%, 10/1/26	74,000	74,575
Zoetis, Inc.
1.875%, 2/1/18	36,000	36,102
3.250%, 2/1/23	49,000	50,639

		5,602,691

Total Health Care		17,794,093

Industrials (1.6%)
Aerospace & Defense (0.2%)
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	31,711
3.850%, 12/15/25§	20,000	21,259
4.750%, 10/7/44§	7,000	7,674
Boeing Co.
2.350%, 10/30/21	62,000	64,063
2.200%, 10/30/22	10,000	10,196
2.600%, 10/30/25	14,000	14,350
General Dynamics Corp.
2.250%, 11/15/22	62,000	63,307
L-3 Communications Corp.
4.950%, 2/15/21	73,000	80,863
Lockheed Martin Corp.
2.500%, 11/23/20	75,000	77,574
3.350%, 9/15/21	45,000	48,229
3.100%, 1/15/23	14,000	14,768
3.550%, 1/15/26	87,000	94,220
3.600%, 3/1/35	51,000	52,270
4.500%, 5/15/36	15,000	17,133
4.070%, 12/15/42	52,000	55,785
4.700%, 5/15/46	42,000	49,777
Northrop Grumman Corp.
3.250%, 8/1/23	75,000	80,158
3.850%, 4/15/45	50,000	51,674
Precision Castparts Corp.
1.250%, 1/15/18	45,000	45,030
Raytheon Co.
4.400%, 2/15/20	73,000	79,907
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	19,885
Textron, Inc.
4.000%, 3/15/26	25,000	26,176
United Technologies Corp.
1.778%, 5/4/18(e)	216,000	217,434
6.125%, 2/1/19	27,000	29,996
4.500%, 4/15/20	36,000	39,805
3.100%, 6/1/22	54,000	57,952
4.150%, 5/15/45	60,000	66,882

		1,418,078

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	36,000	41,222
4.900%, 1/15/34	99,000	113,288
3.900%, 2/1/35	9,000	9,254
4.100%, 2/1/45	49,000	50,699
4.750%, 11/15/45	45,000	51,223
4.550%, 4/1/46	65,000	72,246
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	57,582

		395,514

Airlines (0.3%)
Air Canada Pass Through Trust
Series 2013-1 A
4.125%, 5/15/25§	343,498	364,967
American Airlines, Inc.
Series 2015-1 A
3.375%, 5/1/27	171,811	176,605

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Continental Airlines, Inc.
Series 2010-1 B
6.000%, 1/12/19	$386,878	$405,487
Delta Air Lines, Inc.
Series 2010-2 A
4.950%, 5/23/19	38,921	41,015
Latam Airlines Pass Through Trust
Series 2015-1
4.500%, 11/15/23	475,505	457,674
Southwest Airlines Co.
2.750%, 11/6/19	70,000	72,142
2.650%, 11/5/20	67,000	68,635
Turkish Airlines
Series 2015-1 A
4.200%, 3/15/27§	814,896	778,225

		2,364,750

Building Products (0.0%)
Johnson Controls, Inc.
4.250%, 3/1/21	56,000	61,063

Commercial Services & Supplies (0.1%)
Cornell University
5.450%, 2/1/19	36,000	39,454
Pitney Bowes, Inc.
4.625%, 3/15/24	100,000	103,871
Republic Services, Inc.
5.500%, 9/15/19	27,000	29,695
5.250%, 11/15/21	36,000	41,485
3.200%, 3/15/25	127,000	133,219
Waste Management, Inc.
2.900%, 9/15/22	36,000	37,685
3.125%, 3/1/25	49,000	51,424
3.900%, 3/1/35	61,000	65,004

		501,837

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	37,789
Odebrecht Offshore Drilling Finance Ltd.
6.625%, 10/1/22§	609,630	108,606

		146,395

Electrical Equipment (0.1%)
Eaton Corp.
1.500%, 11/2/17	27,000	27,068
2.750%, 11/2/22	491,000	507,628
Emerson Electric Co.
4.875%, 10/15/19	45,000	49,382
Rockwell Automation, Inc.
2.875%, 3/1/25	170,000	174,669

		758,747

Industrial Conglomerates (0.2%)
3M Co.
1.625%, 6/15/19	50,000	50,528
General Electric Co.
1.600%, 11/20/17	27,000	27,165
5.250%, 12/6/17	91,000	95,368
5.300%, 2/11/21	54,000	61,846
3.150%, 9/7/22	192,000	204,970
2.700%, 10/9/22	64,000	66,638
3.100%, 1/9/23	301,000	319,903
4.500%, 3/11/44	191,000	219,704
Honeywell International, Inc.
4.250%, 3/1/21	45,000	50,063
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	36,000	39,518
Koninklijke Philips N.V.
5.750%, 3/11/18	36,000	38,183
Pentair Finance S.A.
5.000%, 5/15/21	27,000	29,551
Roper Technologies, Inc.
1.850%, 11/15/17	36,000	36,167
Tyco Electronics Group S.A.
4.875%, 1/15/21	36,000	40,020

		1,279,624

Machinery (0.0%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	37,648
Deere & Co.
2.600%, 6/8/22	91,000	94,656
Dover Corp.
3.150%, 11/15/25	50,000	52,950
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5/1/20	80,000	81,654
4.650%, 11/1/44	14,000	15,390
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,449
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	37,765

		347,512

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	37,869

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	100,016
3.450%, 9/15/21	25,000	27,003
3.000%, 3/15/23	124,000	129,886
3.400%, 9/1/24	50,000	53,988
4.150%, 4/1/45	32,000	35,262
4.700%, 9/1/45	30,000	35,377
Canadian National Railway Co.
5.550%, 3/1/19	64,000	70,256
2.750%, 3/1/26	146,000	151,523
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	41,080
CSX Corp.
6.250%, 3/15/18	54,000	57,640
3.700%, 11/1/23	50,000	54,638
3.350%, 11/1/25	36,000	38,524
4.100%, 3/15/44	49,000	52,234
Norfolk Southern Corp.
5.900%, 6/15/19	36,000	39,902
2.900%, 6/15/26	239,000	245,566
4.450%, 6/15/45	51,000	56,507
Penske Truck Leasing Co. Lp/PTL Finance Corp.
4.875%, 7/11/22(b)§	500,000	552,766
Ryder System, Inc.
2.500%, 3/1/18	21,000	21,263
2.450%, 9/3/19	110,000	111,930
2.875%, 9/1/20	50,000	50,979
Union Pacific Corp.
2.750%, 4/15/23	62,000	64,410
3.250%, 8/15/25	100,000	107,490
3.375%, 2/1/35	29,000	29,632
4.050%, 11/15/45	9,000	9,853
3.875%, 2/1/55	102,000	103,399
4.375%, 11/15/65	40,000	43,519
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 5/14/26	81,015	83,475

		2,368,118

Trading Companies & Distributors (0.3%)
Air Lease Corp.
2.125%, 1/15/20	50,000	49,905

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 9/15/23	$346,000	$341,459
Aviation Capital Group Corp.
2.875%, 9/17/18§	145,000	149,078
Doric Nimrod Air Finance Alpha Ltd.
5.125%, 11/30/22§	168,109	175,472
5.250%, 5/30/23§	1,240,491	1,301,028
GATX Corp.
2.600%, 3/30/20	41,000	41,502
3.250%, 9/15/26	50,000	49,754

		2,108,198

Total Industrials		11,787,705

Information Technology (1.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	50,000	54,218
2.125%, 3/1/19	75,000	76,466
2.450%, 6/15/20	100,000	103,004
1.850%, 9/20/21	100,000	100,533
3.625%, 3/4/24	75,000	82,707
2.500%, 9/20/26	50,000	50,546
Harris Corp.
2.700%, 4/27/20	108,000	110,105
4.854%, 4/27/35	85,000	93,151
5.054%, 4/27/45	35,000	39,896
Juniper Networks, Inc.
3.300%, 6/15/20	35,000	36,021

		746,647

Electronic Equipment, Instruments & Components (0.0%)
Avnet, Inc.
5.875%, 6/15/20	45,000	49,961
Corning, Inc.
1.450%, 11/15/17	27,000	26,938

		76,899

Internet Software & Services (0.1%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	200,000	203,697
Alphabet, Inc.
3.625%, 5/19/21	36,000	39,383
Baidu, Inc.
3.000%, 6/30/20	200,000	205,385
eBay, Inc.
3.250%, 10/15/20	36,000	37,646
2.600%, 7/15/22	45,000	45,472

		531,583

IT Services (0.3%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	51,564
Fidelity National Information Services, Inc.
2.000%, 4/15/18	21,000	21,130
3.625%, 10/15/20	86,000	91,340
3.000%, 8/15/26	50,000	49,462
Fiserv, Inc.
4.625%, 10/1/20	36,000	39,667
International Business Machines Corp.
7.625%, 10/15/18	91,000	102,282
1.875%, 8/1/22	91,000	90,918
3.450%, 2/19/26	651,000	704,093
MasterCard, Inc.
3.375%, 4/1/24	82,000	88,601
Total System Services, Inc.
4.800%, 4/1/26	159,000	174,827
Visa, Inc.
2.200%, 12/14/20	100,000	102,480
2.800%, 12/14/22	157,000	165,001
3.150%, 12/14/25	228,000	240,166
4.150%, 12/14/35	44,000	49,914
Western Union Co.
5.253%, 4/1/20	73,000	79,397
Xerox Corp.
6.350%, 5/15/18	54,000	57,339
3.800%, 5/15/24(x)	50,000	48,752

		2,156,933

Semiconductors & Semiconductor Equipment (0.2%)
Analog Devices, Inc.
3.900%, 12/15/25	16,000	16,939
5.300%, 12/15/45	17,000	18,800
Applied Materials, Inc.
2.625%, 10/1/20	50,000	51,684
Avago Technologies, Term Loan B
3.524%, 11/3/22	472,303	473,569
Intel Corp.
1.350%, 12/15/17(x)	64,000	64,205
2.450%, 7/29/20	30,000	31,055
2.700%, 12/15/22	45,000	46,817
3.700%, 7/29/25	100,000	110,714
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	30,078
4.650%, 11/1/24	50,000	54,653
Lam Research Corp.
2.800%, 6/15/21	77,000	79,043
3.900%, 6/15/26	41,000	42,728
NVIDIA Corp.
2.200%, 9/16/21	256,000	256,834
3.200%, 9/16/26	79,000	79,379
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	101,895
4.800%, 5/20/45	107,000	117,212
Texas Instruments, Inc.
1.750%, 5/1/20(x)	100,000	101,192

		1,676,797

Software (0.5%)
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	23,066
Autodesk, Inc.
3.600%, 12/15/22	36,000	36,771
CA, Inc.
4.500%, 8/15/23	50,000	54,540
Microsoft Corp.
4.200%, 6/1/19	54,000	58,220
1.100%, 8/8/19	40,000	39,878
2.000%, 11/3/20	75,000	76,385
1.550%, 8/8/21	100,000	99,521
2.375%, 5/1/23	102,000	104,436
2.700%, 2/12/25	75,000	77,508
3.125%, 11/3/25	100,000	106,702
2.400%, 8/8/26	100,000	99,945
3.500%, 2/12/35	110,000	112,298
3.750%, 2/12/45	43,000	43,628
4.450%, 11/3/45	56,000	63,263
3.700%, 8/8/46	244,000	247,139
Oracle Corp.
1.200%, 10/15/17	64,000	64,006
5.750%, 4/15/18	109,000	116,590
2.800%, 7/8/21	370,000	386,439
1.900%, 9/15/21	645,000	646,910
2.500%, 10/15/22	73,000	74,516
3.400%, 7/8/24	75,000	80,201
2.950%, 5/15/25	100,000	102,981
2.650%, 7/15/26	436,000	436,275
3.250%, 5/15/30	149,000	155,865
4.000%, 7/15/46	146,000	150,893
4.375%, 5/15/55	64,000	67,063

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Symantec Corp.
3.950%, 6/15/22	$91,000	$92,761

		3,617,800

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
1.000%, 5/3/18	91,000	90,878
1.700%, 2/22/19	100,000	101,205
2.100%, 5/6/19	226,000	231,130
2.250%, 2/23/21	150,000	153,997
2.150%, 2/9/22	100,000	101,853
2.400%, 5/3/23	136,000	138,609
3.250%, 2/23/26	499,000	533,613
3.450%, 2/9/45	42,000	40,118
4.650%, 2/23/46	473,000	546,939
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.480%, 6/1/19§	535,000	549,664
4.420%, 6/15/21§	50,000	52,253
5.450%, 6/15/23§	360,000	384,031
6.020%, 6/15/26§	140,000	153,571
Hewlett Packard Enterprise Co.
2.850%, 10/5/18§	220,000	224,157
3.600%, 10/15/20§	255,000	267,512
4.900%, 10/15/25§	50,000	53,129
HP, Inc.
3.750%, 12/1/20	37,000	39,052
4.375%, 9/15/21	45,000	48,533
NetApp, Inc.
2.000%, 12/15/17	36,000	36,072
Seagate HDD Cayman
3.750%, 11/15/18	75,000	76,969

		3,823,285

Total Information Technology		12,629,944

Materials (0.5%)
Chemicals (0.3%)
Agrium, Inc.
3.150%, 10/1/22	36,000	37,202
4.125%, 3/15/35	30,000	29,386
Air Products and Chemicals, Inc.
4.375%, 8/21/19	36,000	39,007
Albemarle Corp.
4.150%, 12/1/24	100,000	107,847
Celanese U.S. Holdings LLC
5.875%, 6/15/21	10,000	11,457
4.625%, 11/15/22	10,000	10,901
CF Industries, Inc.
6.875%, 5/1/18	50,000	53,806
3.450%, 6/1/23(x)	50,000	49,710
5.375%, 3/15/44	78,000	77,436
Dow Chemical Co.
8.550%, 5/15/19	56,000	65,563
3.000%, 11/15/22	27,000	28,067
3.500%, 10/1/24	75,000	79,138
4.375%, 11/15/42	26,000	26,422
4.625%, 10/1/44	44,000	46,729
E.I. du Pont de Nemours & Co.
3.625%, 1/15/21	64,000	68,491
2.800%, 2/15/23	45,000	45,957
Eastman Chemical Co.
3.600%, 8/15/22	45,000	47,684
4.800%, 9/1/42	38,000	38,930
Ecolab, Inc.
1.450%, 12/8/17	27,000	27,067
2.250%, 1/12/20	41,000	41,790
4.350%, 12/8/21	45,000	50,297
Lubrizol Corp.
8.875%, 2/1/19	26,000	30,449
LYB International Finance B.V.
4.000%, 7/15/23	36,000	39,015
Methanex Corp.
3.250%, 12/15/19	36,000	34,802
Monsanto Co.
2.125%, 7/15/19	50,000	50,703
2.200%, 7/15/22	18,000	17,934
3.600%, 7/15/42	71,000	63,233
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	29,517
PPG Industries, Inc.
3.600%, 11/15/20	27,000	28,352
Praxair, Inc.
4.500%, 8/15/19	36,000	39,139
2.700%, 2/21/23	36,000	37,218
RPM International, Inc.
6.125%, 10/15/19	36,000	39,917
Sherwin-Williams Co.
4.000%, 12/15/42	25,000	24,892

		1,418,058

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	51,257
LafargeHolcim Finance U.S. LLC
4.750%, 9/22/46(b)§	200,000	206,032
Vulcan Materials Co.
7.500%, 6/15/21	50,000	60,875

		318,164

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	36,000	40,637
International Paper Co.
4.750%, 2/15/22	75,000	83,562
3.650%, 6/15/24	67,000	70,460
4.800%, 6/15/44	9,000	9,518
Packaging Corp. of America
3.900%, 6/15/22	36,000	38,170
WestRock RKT Co.
3.500%, 3/1/20	59,000	61,366

		303,713

Metals & Mining (0.2%)
Barrick Gold Corp.
4.100%, 5/1/23	102,000	110,251
5.250%, 4/1/42	110,000	120,204
Barrick North America Finance LLC
4.400%, 5/30/21	45,000	49,487
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19	91,000	101,903
2.875%, 2/24/22	54,000	56,863
5.000%, 9/30/43	100,000	118,366
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	45,000	48,432
Goldcorp, Inc.
2.125%, 3/15/18	36,000	35,882
3.625%, 6/9/21	35,000	36,921
Newmont Mining Corp.
4.875%, 3/15/42	30,000	31,569
Nucor Corp.
5.850%, 6/1/18	27,000	28,810
5.200%, 8/1/43	47,000	53,495
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	37,300

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19	$91,000	$107,566
4.125%, 5/20/21	45,000	49,202
Rio Tinto Finance USA plc
2.875%, 8/21/22	45,000	47,324
4.125%, 8/21/42(x)	70,000	72,127
Vale Overseas Ltd.
4.625%, 9/15/20	64,000	65,344

		1,171,046

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.250%, 5/12/24(x)	3,000	3,105
Georgia-Pacific LLC
7.375%, 12/1/25	65,000	86,673

		89,778

Total Materials		3,300,759

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc.
2.750%, 1/15/20	25,000	25,373
American Tower Corp.
5.050%, 9/1/20	64,000	70,749
2.250%, 1/15/22	50,000	49,898
5.000%, 2/15/24	50,000	56,834
AvalonBay Communities, Inc.
4.200%, 12/15/23	50,000	54,783
Boston Properties LP
3.700%, 11/15/18	36,000	37,729
5.875%, 10/15/19	54,000	60,486
Brixmor Operating Partnership LP
3.250%, 9/15/23	500,000	501,187
3.850%, 2/1/25	100,000	101,975
Camden Property Trust
4.625%, 6/15/21	36,000	39,335
Corporate Office Properties LP
5.000%, 7/1/25	100,000	107,858
Crown Castle International Corp.
5.250%, 1/15/23	400,000	454,582
CubeSmart LP
4.375%, 12/15/23	25,000	27,209
DDR Corp.
4.625%, 7/15/22	27,000	29,393
Digital Realty Trust LP
3.400%, 10/1/20	400,000	414,689
3.625%, 10/1/22	27,000	28,025
Duke Realty LP
3.250%, 6/30/26	30,000	30,679
EPR Properties
7.750%, 7/15/20	36,000	41,634
Equity Commonwealth
6.650%, 1/15/18	36,000	37,301
ERP Operating LP
3.000%, 4/15/23	75,000	76,795
Essex Portfolio LP
3.875%, 5/1/24	25,000	26,630
Federal Realty Investment Trust
3.000%, 8/1/22	36,000	37,139
HCP, Inc.
3.150%, 8/1/22	36,000	36,583
4.250%, 11/15/23	70,000	73,662
Highwoods Realty LP
3.625%, 1/15/23	27,000	27,562
Host Hotels & Resorts LP
4.750%, 3/1/23	36,000	38,752
Kilroy Realty LP
4.375%, 10/1/25	1,000,000	1,083,262
Kimco Realty Corp.
6.875%, 10/1/19	36,000	41,224
3.200%, 5/1/21	25,000	26,129
Liberty Property LP
4.750%, 10/1/20	36,000	39,337
National Retail Properties, Inc.
3.800%, 10/15/22	27,000	28,736
Omega Healthcare Investors, Inc.
4.375%, 8/1/23	400,000	411,032
Prologis LP
4.250%, 8/15/23	50,000	55,381
Realty Income Corp.
5.750%, 1/15/21	45,000	51,637
Regency Centers LP
3.900%, 11/1/25	50,000	53,337
Select Income REIT
4.500%, 2/1/25	100,000	100,254
Simon Property Group LP
5.650%, 2/1/20	41,000	45,895
3.300%, 1/15/26	75,000	79,213
UDR, Inc.
4.250%, 6/1/18	36,000	37,511
Ventas Realty LP/Ventas Capital Corp.
2.000%, 2/15/18	27,000	27,152
4.250%, 3/1/22	40,000	43,839
3.250%, 8/15/22	36,000	37,524
Vornado Realty LP
5.000%, 1/15/22	45,000	49,540
Washington Real Estate Investment Trust
3.950%, 10/15/22	36,000	36,711
WEA Finance LLC/Westfield UK & Europe Finance plc
3.250%, 10/5/20§	500,000	521,194
Weingarten Realty Investors
3.375%, 10/15/22	54,000	55,335
Welltower, Inc.
6.125%, 4/15/20	26,000	29,480
Weyerhaeuser Co.
4.625%, 9/15/23	50,000	55,479

Total Real Estate		5,396,044

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.8%)
Altice Finco S.A.
7.625%, 2/15/25(x)§	200,000	199,500
AT&T, Inc.
1.400%, 12/1/17	54,000	54,017
5.500%, 2/1/18	91,000	95,883
2.375%, 11/27/18	95,000	96,584
2.300%, 3/11/19	113,000	114,607
5.875%, 10/1/19	36,000	40,158
5.200%, 3/15/20	22,000	24,369
2.450%, 6/30/20	221,000	225,756
4.600%, 2/15/21	262,000	288,727
2.800%, 2/17/21	75,000	77,144
5.000%, 3/1/21	36,000	40,299
3.875%, 8/15/21	128,000	137,598
3.000%, 6/30/22	345,000	354,652
2.625%, 12/1/22	27,000	27,147
3.600%, 2/17/23	75,000	79,004
3.950%, 1/15/25	50,000	53,296
3.400%, 5/15/25	333,000	342,123
6.375%, 3/1/41	46,000	57,625
4.300%, 12/15/42	127,000	124,710
4.750%, 5/15/46	45,000	46,929
British Telecommunications plc
5.950%, 1/15/18	91,000	96,266

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, 4/15/23	$100,000	$107,517
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	73,000	80,239
Orange S.A.
2.750%, 2/6/19	25,000	25,732
5.375%, 7/8/19	36,000	39,765
5.500%, 2/6/44	50,000	62,116
SFR Group S.A.
7.375%, 5/1/26§	500,000	510,000
Telefonica Emisiones S.A.U.
5.134%, 4/27/20	33,000	36,478
5.462%, 2/16/21	45,000	50,936
Verizon Communications, Inc.
2.606%, 9/14/18(l)	100,000	102,585
3.650%, 9/14/18	475,000	494,983
2.550%, 6/17/19	50,000	51,470
2.625%, 2/21/20	195,000	200,363
4.500%, 9/15/20	114,000	125,123
3.450%, 3/15/21	292,000	310,584
4.600%, 4/1/21	91,000	101,335
2.450%, 11/1/22	36,000	36,513
5.150%, 9/15/23	175,000	203,730
4.150%, 3/15/24	100,000	110,780
2.625%, 8/15/26	229,000	225,259
5.050%, 3/15/34	51,000	57,276
4.400%, 11/1/34	241,000	254,061
3.850%, 11/1/42	267,000	254,450
4.125%, 8/15/46	51,000	51,331
4.862%, 8/21/46	96,000	107,515

		6,176,535

Wireless Telecommunication Services (0.2%)
Altice Financing S.A.
6.625%, 2/15/23§	800,000	817,761
America Movil S.A.B. de C.V.
5.000%, 3/30/20	100,000	109,910
Rogers Communications, Inc.
6.800%, 8/15/18	45,000	49,266
4.100%, 10/1/23	50,000	55,234
3.625%, 12/15/25	21,000	22,645
5.000%, 3/15/44	19,000	22,044
Vodafone Group plc
5.450%, 6/10/19	54,000	59,150
2.500%, 9/26/22	116,000	116,526
2.950%, 2/19/23	45,000	46,137
4.375%, 2/19/43	120,000	119,665

		1,418,338

Total Telecommunication Services		7,594,873

Utilities (1.7%)
Electric Utilities (1.0%)
Alabama Power Co.
2.800%, 4/1/25	19,000	19,782
American Electric Power Co., Inc.
1.650%, 12/15/17	36,000	36,187
Arizona Public Service Co.
2.200%, 1/15/20	50,000	50,851
Baltimore Gas & Electric Co.
3.500%, 8/15/46	47,000	47,231
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	40,000	47,503
Commonwealth Edison Co.
4.700%, 1/15/44	99,000	117,439
DTE Electric Co.
2.650%, 6/15/22	45,000	46,548
3.950%, 6/15/42	50,000	54,506
Duke Energy Carolinas LLC
4.300%, 6/15/20	34,000	37,423
2.500%, 3/15/23	50,000	51,480
4.250%, 12/15/41	244,000	269,929
3.750%, 6/1/45	50,000	52,695
Duke Energy Corp.
5.050%, 9/15/19	36,000	39,545
3.050%, 8/15/22	7,000	7,334
3.750%, 4/15/24	74,000	79,855
2.650%, 9/1/26	127,000	124,619
4.800%, 12/15/45	65,000	74,307
3.750%, 9/1/46	34,000	32,993
Duke Energy Florida LLC
4.550%, 4/1/20	18,000	19,719
5.900%, 3/1/33	46,000	57,092
3.850%, 11/15/42	50,000	52,152
Duke Energy Progress LLC
5.300%, 1/15/19	45,000	48,960
3.250%, 8/15/25	50,000	53,567
Emera U.S. Finance LP
2.150%, 6/15/19§	122,000	123,379
2.700%, 6/15/21§	152,000	154,955
3.550%, 6/15/26§	156,000	160,859
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	997,720
3.700%, 6/1/24	198,000	216,517
Entergy Corp.
2.950%, 9/1/26	180,000	181,022
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	50,777
Exelon Corp.
2.850%, 6/15/20	140,000	145,070
2.450%, 4/15/21	26,000	26,640
3.950%, 6/15/25	75,000	81,306
FirstEnergy Corp.
4.250%, 3/15/23	500,000	530,750
Florida Power & Light Co.
5.550%, 11/1/17	36,000	37,584
3.800%, 12/15/42	40,000	43,351
Georgia Power Co.
5.400%, 6/1/18	54,000	57,581
1.950%, 12/1/18	50,000	50,805
Indiana Michigan Power Co.
7.000%, 3/15/19	45,000	50,263
IPALCO Enterprises, Inc.
5.000%, 5/1/18	417,000	437,044
LG&E & KU Energy LLC
3.750%, 11/15/20	54,000	57,606
Nevada Power Co.
7.125%, 3/15/19	54,000	61,514
NextEra Energy Capital Holdings, Inc.
3.625%, 6/15/23	50,000	53,214
Northern States Power Co.
5.250%, 3/1/18	27,000	28,537
3.600%, 5/15/46	193,000	201,002
NSTAR Electric Co.
2.375%, 10/15/22	45,000	45,797
3.250%, 11/15/25	100,000	106,134
Ohio Power Co.
6.050%, 5/1/18	36,000	38,459
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	36,000	39,584
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	48,069
3.400%, 8/15/24	50,000	53,585
4.750%, 2/15/44	83,000	99,044

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
4.300%, 3/15/45	$26,000	$29,075
PacifiCorp
5.500%, 1/15/19	45,000	49,098
3.600%, 4/1/24	278,000	303,871
3.350%, 7/1/25	197,000	212,269
PG&E Corp.
2.400%, 3/1/19	79,000	80,228
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	50,737
Progress Energy, Inc.
4.875%, 12/1/19	18,000	19,669
Public Service Co. of Colorado
3.200%, 11/15/20	45,000	47,797
2.500%, 3/15/23	91,000	93,472
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	52,749
Southern California Edison Co.
1.250%, 11/1/17	28,000	27,983
3.500%, 10/1/23	50,000	54,357
Southern Co.
2.350%, 7/1/21	650,000	657,915
2.950%, 7/1/23	25,000	25,709
Tampa Electric Co.
6.100%, 5/15/18	27,000	28,926
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	136,000	144,921
Virginia Electric & Power Co.
3.450%, 2/15/24	50,000	53,991
4.450%, 2/15/44	39,000	44,152
4.200%, 5/15/45	81,000	90,777
Wisconsin Electric Power Co.
2.950%, 9/15/21	45,000	47,569

		7,715,150

Gas Utilities (0.3%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	54,000	58,432
Dominion Gas Holdings LLC
3.600%, 12/15/24	100,000	105,687
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	36,000	37,376
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	1,800,000	1,930,499

		2,131,994

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	45,000	50,077
NRG Energy, Inc.
7.625%, 1/15/18	180,000	191,700
PSEG Power LLC
5.125%, 4/15/20	36,000	39,447
3.000%, 6/15/21(x)	300,000	307,195
Tennessee Valley Authority
2.875%, 9/15/24	50,000	54,019
TransAlta Corp.
4.500%, 11/15/22	27,000	26,561

		668,999

Multi-Utilities (0.3%)
Ameren Corp.
2.700%, 11/15/20	50,000	51,733
Berkshire Hathaway Energy Co.
5.750%, 4/1/18	36,000	38,351
2.400%, 2/1/20	51,000	52,290
3.750%, 11/15/23	50,000	54,480
3.500%, 2/1/25	50,000	53,645
CMS Energy Corp.
3.875%, 3/1/24	153,000	166,604
Consolidated Edison Co. of New York, Inc.
5.850%, 4/1/18	36,000	38,382
7.125%, 12/1/18	36,000	40,305
Consumers Energy Co.
6.700%, 9/15/19	45,000	51,874
3.375%, 8/15/23	87,000	93,988
3.950%, 5/15/43	39,000	42,449
Dominion Resources, Inc.
2.500%, 12/1/19	125,000	127,602
4.104%, 4/1/21(e)	40,000	42,812
2.750%, 9/15/22	45,000	46,034
5.750%, 10/1/54(l)	50,000	51,500
DTE Energy Co.
2.400%, 12/1/19	35,000	35,719
3.500%, 6/1/24	144,000	153,427
2.850%, 10/1/26	420,000	418,669
NiSource Finance Corp.
6.400%, 3/15/18	26,000	27,767
3.850%, 2/15/23	107,000	114,501
Puget Sound Energy, Inc.
4.300%, 5/20/45	101,000	119,465
Sempra Energy
9.800%, 2/15/19	64,000	75,662
2.875%, 10/1/22	57,000	58,886
Southern Co., Gas Capital Corp.
3.500%, 9/15/21	45,000	47,625

		2,003,770

Total Utilities		12,519,913

Total Corporate Bonds		196,820,343

Government Securities (63.9%)
Agency ABS (0.3%)
EFS Volunteer LLC
Series 2010-1 A1
1.565%, 10/26/26(l)§	68,474	68,494
Pennsylvania Higher Education Assistance Agency
Series 2009-1 A1
1.615%, 7/25/29(l)	462,664	463,418
SBA Small Business Investment Cos.
Series 2008-P10B 1
5.944%, 8/10/18	206,985	219,556
Scholar Funding Trust
Series 2011-A A
1.643%, 10/28/43(l)§	248,736	240,027
United States Small Business Administration
Series 2004-20A 1
4.930%, 1/1/24	34,831	37,291
Series 2004-20C 1
4.340%, 3/1/24	291,517	307,067
Series 2005-20B 1
4.625%, 2/1/25	26,922	28,866
Series 2008-20G 1
5.870%, 7/1/28	412,070	467,171

		1,831,890

Agency CMO (30.8%)
Federal Home Loan Mortgage Corp.
6.000%, 2/1/17	834	838
6.000%, 3/1/17	45	45
6.500%, 3/1/17	42	43
6.000%, 4/1/17	898	908
6.000%, 5/1/17	56	56

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 7/1/17	$318	$322
6.000%, 8/1/17	732	744
5.500%, 11/1/17	826	842
3.000%, 1/1/30	53,740	56,780
2.500%, 3/1/30	44,635	46,386
2.500%, 5/1/30	114,311	118,592
3.000%, 5/1/30	97,797	103,420
3.000%, 6/1/30	188,061	198,933
2.500%, 7/1/30	44,657	46,343
3.000%, 7/1/30	93,992	99,353
2.500%, 8/1/30	130,168	135,130
3.000%, 8/1/30	142,388	150,609
2.500%, 9/1/30	167,107	173,364
3.500%, 9/1/30	84,306	89,951
3.500%, 4/1/31	5,092	5,448
2.576%, 11/1/31(l)	2,170	2,284
2.825%, 4/1/36(l)	53,297	55,969
4.500%, 2/1/39	42,169	46,426
4.500%, 12/1/39	17,090	18,815
4.000%, 8/1/40	21,556	23,277
4.000%, 4/1/41	866	934
4.500%, 5/1/41	114,493	125,942
5.500%, 6/1/41	76,259	85,574
5.000%, 11/1/41	199,001	221,894
3.500%, 4/1/42	73,137	78,505
3.000%, 6/15/42	2,665,511	2,740,854
3.500%, 8/1/42	54,383	58,423
3.500%, 10/1/42	9,972	10,654
3.000%, 1/1/43	77,001	80,412
3.500%, 2/1/43	80,652	86,848
3.000%, 3/1/43	80,502	83,892
3.000%, 4/1/43	549,736	572,885
3.000%, 7/1/43	399,410	417,914
3.000%, 8/1/43	230,202	239,896
3.500%, 8/1/43	78,896	84,958
4.500%, 9/1/43	157,787	173,171
4.500%, 11/1/43	77,919	85,492
3.500%, 12/1/43	64,339	69,282
4.500%, 12/1/43	131,926	144,995
3.500%, 1/1/44	20,382	21,935
4.500%, 2/1/44	66,637	73,113
4.000%, 4/1/44	79,033	86,393
4.000%, 8/1/44	118,649	130,181
4.500%, 9/1/44	199,753	219,104
3.000%, 1/1/45	5,693,706	5,924,569
3.000%, 7/1/45	2,751,617	2,861,467
3.500%, 9/1/45	9,401	10,119
4.000%, 9/1/45	84,335	93,059
3.500%, 10/1/45	843,455	900,784
4.000%, 10/1/45	287,192	309,351
4.000%, 12/1/45	35,043	38,597
3.000%, 5/1/46	4,892,522	5,087,841
3.500%, 5/1/46	129,411	136,655
3.500%, 6/1/46	130,695	138,317
2.500%, 10/15/31 TBA	346,000	358,407
3.000%, 10/15/31 TBA	368,000	386,573
3.500%, 10/15/31 TBA	243,000	256,745
3.000%, 10/15/46 TBA	560,000	582,006
3.500%, 11/15/46 TBA	3,862,000	4,069,734
4.000%, 11/15/46 TBA	1,391,000	1,490,543
4.500%, 11/15/46 TBA	93,000	101,722
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
4.879%, 5/19/17	1,268,933	1,288,141
0.458%, 8/25/22 IO(l)	289,189	5,052
1.311%, 3/25/23 IO(l)	2,819,478	196,635
3.531%, 7/25/23(l)	20,000	22,146
3.527%, 10/25/23(l)	20,000	22,160
1.189%, 3/25/24 IO(l)	637,771	45,107
3.334%, 8/25/25(l)	30,000	33,048
2.995%, 12/25/25	188,000	201,616
1.503%, 3/25/26 IO(l)	478,324	49,705
2.673%, 3/25/26	30,000	31,362
1.401%, 5/25/26 IO(l)	179,941	17,430
Federal National Mortgage Association
5.500%, 2/1/17	256	257
5.500%, 6/1/17	169	171
4.089%, 2/25/18 IO(l)	1,281,608	40,950
4.000%, 4/1/23	779	821
5.000%, 2/1/24(l)	132	141
4.000%, 9/1/25	39,439	41,947
4.000%, 1/1/26	73,102	77,751
4.000%, 4/1/26	22,226	23,639
2.500%, 5/1/26	40,000	41,188
3.500%, 7/1/26	266,114	282,653
4.000%, 7/1/26	92,049	97,845
4.000%, 8/1/26	54,384	57,808
2.688%, 1/1/28(l)	17,822	18,509
2.540%, 8/1/28	39,945	40,986
3.500%, 10/1/28	336,006	358,464
3.500%, 2/1/29	70,653	75,419
3.500%, 3/1/29	63,025	66,804
3.000%, 4/1/29	71,998	76,152
3.500%, 4/1/29	153,983	164,467
3.000%, 5/1/29	76,996	81,499
3.000%, 6/1/29	74,553	78,854
3.500%, 7/1/29	87,257	92,762
3.500%, 8/1/29	233,462	249,358
3.000%, 9/1/29	120,606	127,618
3.500%, 9/1/29	79,640	85,112
3.500%, 12/1/29	305,538	326,818
3.000%, 1/1/30	335,694	355,114
3.500%, 1/1/30	36,129	38,273
3.000%, 3/1/30	67,016	70,956
2.500%, 4/1/30	46,337	48,191
3.000%, 4/1/30	57,127	60,440
2.500%, 5/1/30	23,310	24,250
3.000%, 5/1/30	33,193	35,145
2.500%, 7/1/30	20,725	21,558
3.000%, 7/1/30	118,032	124,898
3.500%, 7/1/30	29,206	30,939
2.500%, 8/1/30	168,460	175,022
3.000%, 8/1/30	453,916	479,794
3.500%, 8/1/30	61,600	65,965
2.500%, 9/1/30	91,048	94,658
3.000%, 9/1/30	129,022	136,573
2.500%, 11/1/30	188,504	195,834
3.500%, 2/1/31	6,068	6,500
3.000%, 3/1/31	104,576	110,494
3.500%, 3/1/31	12,717	13,623
1.940%, 3/1/33(l)	21,201	21,495
5.500%, 11/15/33	2,985,090	3,325,370
6.000%, 2/1/34	46,874	54,366
5.500%, 5/1/34	219,706	249,406
3.000%, 5/25/34	3,068,322	3,176,338
6.000%, 8/1/34	25,886	29,927
3.000%, 9/1/34	3,637,733	3,817,915
3.500%, 12/1/34	3,251,478	3,462,443
5.000%, 2/1/35	283,202	317,948
5.500%, 2/1/35	142,436	161,506
6.000%, 4/1/35	416,823	482,885
5.500%, 12/1/35	75,643	85,913
2.575%, 1/1/36(l)	330,273	346,397
4.000%, 1/1/36	75,918	82,091
6.000%, 2/1/38	19,732	22,785
6.000%, 3/1/38	7,309	8,500
6.000%, 5/1/38	23,435	27,157
6.000%, 10/1/38	7,409	8,582

See Notes to Portfolio of Investments.

24

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 12/1/38	$9,825	$11,383
4.000%, 5/1/39	950	1,025
4.000%, 6/1/39	21,513	23,261
5.000%, 6/1/39	719,766	806,337
4.000%, 7/1/39	34,451	37,164
4.500%, 7/1/39	283,849	314,340
5.500%, 9/1/39	71,735	81,341
6.500%, 5/1/40	196,392	229,177
4.000%, 7/1/40	72,931	78,856
4.500%, 7/1/40	69,026	75,977
4.000%, 8/1/40	132,390	143,125
4.500%, 8/1/40	109,347	120,359
4.000%, 9/1/40	129,539	139,942
4.000%, 10/1/40	402,648	438,442
4.000%, 11/1/40	23,547	25,438
2.687%, 12/1/40(l)	6,670	6,956
4.000%, 12/1/40	1,617,339	1,746,726
4.000%, 1/1/41	33,115	35,940
4.000%, 4/1/41	11,679	12,614
5.500%, 4/1/41	14,121	16,007
4.500%, 5/1/41	4,065	4,510
3.384%, 6/1/41(l)	51,359	54,718
4.500%, 7/1/41	14,352	15,794
5.000%, 7/1/41	382,837	427,820
5.000%, 8/1/41	12,382	13,818
3.536%, 9/1/41(l)	36,341	38,116
4.000%, 9/1/41	333,524	360,101
4.500%, 9/1/41	44,059	48,620
4.000%, 10/1/41	18,777	20,273
4.500%, 10/1/41	127,940	140,704
4.000%, 12/1/41	72,562	79,955
4.000%, 2/1/42	69,394	74,923
4.000%, 5/1/42	141,316	152,710
4.000%, 6/1/42	40,234	43,402
4.000%, 7/1/42	250,936	275,721
3.000%, 8/1/42	303,153	317,696
4.000%, 8/1/42	22,587	24,365
4.500%, 8/1/42	37,604	41,297
4.000%, 9/1/42	38,835	41,893
4.500%, 9/1/42	244,440	269,132
3.000%, 9/25/42	1,632,349	1,637,291
3.500%, 10/1/42	83,030	89,157
3.000%, 12/1/42	84,565	88,450
4.000%, 12/1/42	160,615	175,321
3.000%, 1/1/43	167,484	175,361
4.000%, 1/1/43	64,120	69,230
3.000%, 2/1/43	327,278	342,978
3.500%, 2/1/43	74,336	79,414
3.000%, 3/1/43	646,128	674,733
3.500%, 3/1/43	79,053	84,454
2.700%, 3/25/43	4,362,824	4,342,577
3.000%, 4/1/43	455,982	476,403
3.000%, 5/1/43	613,096	642,057
3.000%, 6/1/43	109,812	115,149
3.500%, 6/1/43	75,514	80,697
3.000%, 7/1/43	802,326	840,812
3.500%, 7/1/43	170,045	182,173
3.500%, 8/1/43	227,697	243,565
4.500%, 9/1/43	296,369	326,133
4.000%, 10/1/43	47,771	51,533
3.000%, 10/15/43	2,547,411	2,613,667
3.500%, 12/1/43	77,817	83,608
4.500%, 12/1/43	66,259	72,724
5.000%, 12/1/43	544,292	608,289
4.500%, 1/1/44	147,879	163,813
3.000%, 3/15/44	4,386,578	4,425,166
4.500%, 4/1/44	683,986	752,224
3.500%, 7/1/44	82,583	88,303
3.500%, 8/1/44	165,805	178,139
4.000%, 8/1/44	672,128	741,127
3.000%, 10/1/44	3,345,598	3,486,218
3.500%, 10/1/44	182,345	194,461
4.000%, 10/1/44	75,153	82,903
3.500%, 12/1/44	2,552,207	2,666,758
4.000%, 12/1/44	214,431	236,142
4.000%, 1/1/45	94,678	104,442
3.000%, 1/15/45	4,204,822	4,202,761
3.500%, 2/1/45	6,296,205	6,578,795
4.000%, 2/1/45	60,966	66,681
2.500%, 2/15/45	6,242,006	5,890,004
3.000%, 4/1/45	3,717,589	3,827,374
3.000%, 5/1/45	5,004,490	5,152,279
3.500%, 5/1/45	166,015	177,129
3.500%, 6/1/45	368,820	393,441
3.500%, 10/1/45	153,552	163,899
4.000%, 10/1/45	804,956	879,543
4.500%, 10/1/45	159,539	179,270
3.500%, 11/1/45	445,256	478,042
4.000%, 11/1/45	605,757	662,295
4.500%, 11/1/45	290,886	327,361
3.500%, 12/1/45	224,300	240,816
4.000%, 12/1/45	285,682	313,451
4.000%, 1/1/46	165,407	178,692
4.000%, 2/1/46	99,984	109,483
3.500%, 4/1/46	469,621	496,019
3.000%, 6/1/46	68,718	71,994
3.500%, 6/1/46	852,000	899,892
4.000%, 6/1/46	8,873	9,719
4.500%, 6/1/46	60,989	67,979
3.500%, 7/1/46	597,598	632,497
3.000%, 7/25/46	4,000,000	4,158,750
3.000%, 8/1/46	4,772	5,004
3.000%, 9/1/46	109,527	114,694
4.000%, 10/25/31 TBA	190,000	196,056
4.500%, 10/25/31 TBA	279,000	285,496
3.500%, 10/25/46 TBA	6,000,000	6,331,875
4.000%, 10/25/46 TBA	9,739,000	10,458,772
5.500%, 10/25/46 TBA	178,000	200,614
3.000%, 11/25/46 TBA	18,000,000	18,670,781
3.500%, 11/25/46 TBA	12,000,000	12,649,219
4.000%, 11/25/46 TBA	10,000,000	10,726,172
4.500%, 11/25/46 TBA	6,500,000	7,111,152
6.000%, 11/25/46 TBA	48,000	55,020
FREMF Mortgage Trust
4.189%, 2/25/26(l)§	35,000	35,669
3.724%, 6/25/48(l)§	32,000	31,615
3.848%, 10/25/48(l)§	70,000	69,486
3.908%, 10/25/48(l)§	180,000	179,464
3.919%, 8/25/49(b)(l)§	20,000	19,478
Government National Mortgage Association
1.875%, 7/20/27(l)	1,117	1,145
5.500%, 4/15/33	1,774	2,045
5.000%, 12/15/38	12,731	14,560
5.000%, 7/15/39	41,712	46,682
5.000%, 10/20/39	14,684	16,433
4.500%, 12/20/39	5,758	6,323
4.500%, 1/20/40	7,047	7,739
4.500%, 2/20/40	5,624	6,176
4.500%, 5/20/40	520	571
4.500%, 8/20/40	13,983	15,356
4.000%, 10/20/40	8,466	9,147
5.000%, 12/15/40	48,062	53,788
4.000%, 12/20/40	102,173	110,386

See Notes to Portfolio of Investments.

25

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 1/15/41		$92,705	$100,035
4.000%, 1/20/41		74,700	80,606
4.000%, 3/15/41		68,152	73,540
4.500%, 5/20/41		467,707	513,053
4.500%, 6/20/41		47,072	51,347
4.500%, 7/20/41		31,889	34,785
4.500%, 11/20/41		77,677	84,732
3.500%, 12/20/41		253,441	270,419
4.500%, 2/15/42		431,233	475,974
3.500%, 9/20/42		41,500	44,254
3.500%, 1/20/43		39,789	42,430
5.718%, 2/20/43 IO(l)		3,980,861	662,964
5.618%, 8/20/43 IO(l)		4,240,301	711,698
5.568%, 2/20/44 IO(l)		3,959,860	621,382
5.000%, 7/20/44		5,961	6,472
4.000%, 10/20/44		2,747	2,953
4.500%, 10/20/44		101,570	110,033
4.500%, 11/20/44		157,140	170,233
3.500%, 1/20/45		2,877,881	3,003,227
4.000%, 2/20/45		1,754,625	1,994,744
3.000%, 7/15/45		902,851	946,159
3.500%, 4/20/46		348,547	370,536
1.059%, 1/16/49 IO(l)		463,679	28,369
0.876%, 2/16/53 IO(l)		571,707	33,162
1.010%, 8/16/58 IO(l)		179,252	14,559
0.894%, 6/20/61(l)		500,000	498,481
1.074%, 6/20/65(l)		484,827	479,345
1.094%, 7/20/65(l)		1,258,473	1,245,760
1.094%, 8/20/65(l)		1,367,340	1,353,396
1.114%, 8/20/65(l)		1,872,026	1,855,004
1.094%, 9/20/65(l)		971,496	960,880
1.194%, 10/20/65(l)		1,166,747	1,167,271
1.294%, 5/20/66(l)		498,506	499,008
1.332%, 6/20/66(b)(l)		500,554	501,089
1.294%, 7/20/66(l)		600,000	600,629
3.000%, 10/15/46 TBA		3,274,000	3,430,089
3.500%, 10/15/46 TBA		5,247,000	5,574,494
4.000%, 10/15/46 TBA		2,032,000	2,178,392
5.500%, 10/15/46 TBA		250,000	281,719
3.500%, 11/15/46 TBA		1,000,000	1,061,094
4.000%, 11/15/46 TBA		1,000,000	1,071,094

			223,004,209

Foreign Governments (1.5%)
Canadian Government Bond
1.125%, 3/19/18		100,000	100,365
1.625%, 2/27/19		50,000	50,795
Deutsche Bundesrepublik Inflation Linked Bond
0.100%, 4/15/26(m)	EUR	679,408	858,202
Eksportfinans ASA
2.875%, 11/16/16	CHF	35,000	36,117
5.500%, 6/26/17		$254,000	260,350
Export Development Canada
1.250%, 10/26/16		1,000	1,000
1.750%, 7/21/20		75,000	76,547
1.500%, 5/26/21		100,000	100,819
Export-Import Bank of Korea
4.000%, 1/29/21		545,000	595,425
FMS Wertmanagement AoeR
1.000%, 11/21/17		200,000	200,157
Hellenic Railways Organization S.A.
4.028%, 3/17/17	EUR	100,000	109,168
Japan Bank for International Cooperation
1.750%, 11/13/18		$200,000	201,626
2.375%, 4/20/26		200,000	207,577
Japan Finance Organization for Municipalities
2.125%, 4/13/21§		500,000	506,526
Korea Development Bank
1.375%, 9/12/19		250,000	249,417
4.625%, 11/16/21		50,000	56,808
Province of Manitoba
2.050%, 11/30/20		100,000	102,044
Province of New Brunswick
2.750%, 6/15/18		45,000	46,202
Province of Ontario
1.100%, 10/25/17		45,000	45,061
2.000%, 9/27/18		50,000	50,876
4.000%, 10/7/19		136,000	146,639
4.400%, 4/14/20		45,000	49,604
2.450%, 6/29/22		45,000	46,707
3.200%, 5/16/24		162,000	175,474
Province of Quebec
3.500%, 7/29/20		91,000	97,962
2.625%, 2/13/23		102,000	106,683
2.500%, 4/20/26		50,000	51,506
Republic of Chile
3.125%, 1/21/26		100,000	106,125
Republic of Colombia
4.000%, 2/26/24(x)		805,000	857,325
Republic of Hungary
4.000%, 3/25/19		100,000	104,875
6.375%, 3/29/21		100,000	115,875
5.375%, 3/25/24		160,000	185,800
Republic of Korea
7.125%, 4/16/19(x)		91,000	104,211
Republic of Panama
3.750%, 3/16/25		200,000	215,750
7.125%, 1/29/26		100,000	134,000
Republic of Peru
7.125%, 3/30/19		36,000	41,220
7.350%, 7/21/25		200,000	277,000
Republic of Philippines
4.000%, 1/15/21		136,000	147,579
Republic of Poland
6.375%, 7/15/19		136,000	153,170
5.125%, 4/21/21		45,000	50,850
4.000%, 1/22/24		75,000	82,781
Republic of Slovenia
5.500%, 10/26/22(m)		1,000,000	1,162,080
Republic of South Africa
4.665%, 1/17/24(x)		100,000	105,375
4.875%, 4/14/26		200,000	210,000
Republic of Turkey
6.750%, 4/3/18		236,000	249,865
Republic of Uruguay
8.000%, 11/18/22(x)		45,000	57,994
4.375%, 10/27/27		150,000	161,437
State of Israel
2.875%, 3/16/26		200,000	207,750
United Kingdom Gilt
1.750%, 9/7/22(m)	GBP	10,795	15,145
United Mexican States
3.625%, 3/15/22		$192,000	202,080
4.000%, 10/2/23		1,421,000	1,519,761

			10,997,705

Municipal Bonds (1.9%)
City of Chicago Taxable General Obligation Bonds, Series 2015B
5.633%, 1/1/20		300,000	306,576

See Notes to Portfolio of Investments.

26

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
5.882%, 6/15/44	$45,000	$64,620
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	268,442
5.500%, 6/15/43	270,000	317,712
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	290,000	320,386
4.325%, 11/1/21	470,000	529,869
4.525%, 11/1/22	655,000	753,322
City of San Antonio, Electric & Gas Systems, Revenue Bonds,
Series 2010A
5.808%, 2/1/41	45,000	61,851
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E
6.600%, 8/1/42	25,000	38,504
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591%, 8/1/20(b)	1,340,000	1,521,061
5.841%, 8/1/21(b)	145,000	173,759
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	87,025
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628%, 7/1/40	255,000	294,122
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249%, 12/1/34	145,000	161,666
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	50,000	52,417
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	35,000	47,248
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	45,000	65,241
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875%, 12/15/39	1,595,000	1,740,783
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	87,686
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	49,648
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311%, 6/1/40	750,000	985,935
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	633,355
5.435%, 5/15/23	715,000	849,664
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	1,485,000	1,936,307
7.043%, 4/1/50	45,000	71,969
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	75,550
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 3/1/19	36,000	40,002
6.200%, 10/1/19	36,000	40,882
7.550%, 4/1/39	600,000	960,846
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	192,800
State of Illinois, General Obligation Bonds, Series 2011
5.665%, 3/1/18	55,000	57,681
State of Illinois, Revenue Bonds, Series 2009A
6.184%, 1/1/34	363,000	494,540
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750%, 6/1/34	655,000	740,373
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	59,008
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	45,000	49,465

		14,130,315

Supranational (0.7%)
African Development Bank
0.750%, 11/3/17	100,000	99,879
0.875%, 3/15/18	100,000	99,920
Asian Development Bank
0.875%, 4/26/18	150,000	149,895
1.750%, 9/11/18	100,000	101,479
1.875%, 10/23/18	45,000	45,805
1.375%, 3/23/20	27,000	27,182
2.125%, 11/24/21	50,000	51,704
1.875%, 2/18/22	100,000	102,100
Corp. Andina de Fomento
8.125%, 6/4/19	45,000	52,200
Council of Europe Development Bank
1.000%, 3/7/18	64,000	64,027
European Bank for Reconstruction & Development
1.625%, 4/10/18	50,000	50,542
1.000%, 6/15/18	36,000	36,029
1.500%, 3/16/20	27,000	27,261
1.125%, 8/24/20	100,000	99,606

See Notes to Portfolio of Investments.

27

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
European Investment Bank
1.000%, 12/15/17	$82,000	$82,068
1.000%, 6/15/18	136,000	136,003
1.875%, 3/15/19	75,000	76,398
1.250%, 5/15/19	100,000	100,312
1.750%, 6/17/19	125,000	127,041
1.625%, 3/16/20	100,000	101,428
1.375%, 6/15/20	100,000	100,309
2.875%, 9/15/20	91,000	96,414
4.000%, 2/16/21	91,000	101,066
2.000%, 3/15/21	125,000	128,319
2.500%, 4/15/21	50,000	52,423
3.250%, 1/29/24	50,000	55,405
1.875%, 2/10/25	100,000	100,511
2.125%, 4/13/26	75,000	76,608
Inter-American Development Bank
1.125%, 8/28/18	75,000	75,261
4.250%, 9/10/18	136,000	144,594
1.375%, 7/15/20(x)	91,000	91,390
2.125%, 11/9/20	50,000	51,654
1.875%, 3/15/21	100,000	102,380
1.750%, 4/14/22	100,000	101,323
3.000%, 2/21/24	75,000	81,747
2.125%, 1/15/25(m)	100,000	102,573
International Bank for Reconstruction & Development
1.375%, 4/10/18	50,000	50,358
1.000%, 6/15/18	75,000	75,090
0.875%, 7/19/18	200,000	199,768
1.875%, 3/15/19	75,000	76,526
1.250%, 7/26/19	100,000	100,481
1.875%, 10/7/19	125,000	128,716
2.125%, 11/1/20	75,000	77,567
1.625%, 3/9/21	100,000	101,358
1.375%, 5/24/21	75,000	75,126
2.250%, 6/24/21	125,000	130,154
1.375%, 9/20/21	100,000	100,233
2.125%, 2/13/23	68,000	70,336
1.750%, 4/19/23	100,000	101,105
2.500%, 7/29/25	75,000	79,323
International Finance Corp.
2.125%, 11/17/17	91,000	92,281
0.875%, 6/15/18	45,000	44,967
1.625%, 7/16/20	100,000	101,571
1.125%, 7/20/21(x)	100,000	99,126
Nordic Investment Bank
1.125%, 3/19/18	200,000	200,559

		4,997,501

U.S. Government Agencies (0.9%)
Federal Farm Credit Bank
1.100%, 3/14/18	100,000	100,495
0.750%, 4/18/18	100,000	99,866
0.875%, 9/20/18	100,000	99,993
1.125%, 6/21/19	275,000	276,281
1.620%, 4/20/21	150,000	150,412
Federal Home Loan Bank
4.750%, 12/16/16	2,000	2,018
5.250%, 6/5/17	2,000	2,062
5.000%, 11/17/17	355,000	371,929
1.000%, 12/19/17	90,000	90,241
0.875%, 3/19/18	100,000	100,066
0.875%, 8/5/19	250,000	249,149
1.000%, 9/26/19	100,000	99,964
4.125%, 3/13/20	271,000	298,770
1.830%, 7/29/20	75,000	76,958
1.375%, 2/18/21	100,000	100,691
2.875%, 9/13/24	75,000	81,489
Federal Home Loan Mortgage Corp.
0.750%, 1/12/18	91,000	90,952
1.050%, 2/26/18	100,000	100,091
0.875%, 3/7/18	82,000	82,090
0.750%, 4/9/18	100,000	99,876
1.000%, 5/11/18	100,000	100,033
1.050%, 5/17/18	100,000	100,057
4.875%, 6/13/18	148,000	158,044
1.000%, 6/29/18	100,000	100,049
1.000%, 8/15/18	100,000	100,092
1.250%, 1/29/19	100,000	100,047
3.750%, 3/27/19	61,000	65,186
1.750%, 5/30/19	261,000	266,572
2.000%, 7/30/19	36,000	37,042
1.300%, 8/28/19	100,000	100,047
1.250%, 10/2/19	136,000	136,899
1.375%, 5/1/20	91,000	92,032
2.375%, 1/13/22	180,000	189,551
Federal National Mortgage Association
0.875%, 10/26/17	182,000	182,265
0.900%, 11/7/17	91,000	91,004
0.875%, 12/20/17	136,000	136,175
1.000%, 12/28/17	45,000	45,006
0.875%, 2/8/18	182,000	182,201
1.875%, 9/18/18	100,000	101,932
1.625%, 11/27/18	75,000	76,132
1.750%, 1/30/19	36,000	36,667
1.625%, 2/22/19	75,000	75,146
1.000%, 2/26/19	250,000	250,371
1.300%, 4/29/19	125,000	125,011
0.875%, 8/2/19	150,000	149,533
1.750%, 11/26/19	250,000	255,451
1.500%, 6/22/20	125,000	126,862
1.500%, 11/30/20	100,000	101,363
1.875%, 12/28/20	100,000	102,850
1.250%, 8/17/21	100,000	99,695
2.625%, 9/6/24	82,000	87,906
2.125%, 4/24/26	110,000	112,305
1.875%, 9/24/26	100,000	99,644
Financing Corp.
10.700%, 10/6/17	110,000	121,187
Tennessee Valley Authority
3.875%, 2/15/21	91,000	101,038

		6,778,788

U.S. Treasuries (27.8%)
U.S. Treasury Bonds
8.500%, 2/15/20	546,000	682,628
7.875%, 2/15/21	91,000	117,254
2.375%, 1/15/25 TIPS	255,332	304,537
2.000%, 1/15/26 TIPS	1,511,101	1,777,141
2.375%, 1/15/27 TIPS	1,418,595	1,742,174
1.750%, 1/15/28 TIPS	5,115,117	5,997,453
2.500%, 1/15/29 TIPS	2,963,752	3,768,776
3.875%, 4/15/29 TIPS	599,739	865,324
4.250%, 5/15/39	100,000	137,406
4.375%, 11/15/39(z)	1,400,000	1,956,719
4.625%, 2/15/40	300,000	433,936
4.375%, 5/15/40	400,000	560,319
3.000%, 5/15/42	700,000	800,221
2.750%, 8/15/42	1,100,000	1,202,123
2.750%, 11/15/42	400,000	436,655
3.625%, 8/15/43	900,000	1,149,305
1.375%, 2/15/44 TIPS	413,024	491,605
3.625%, 2/15/44	300,000	383,081
0.750%, 2/15/45 TIPS	715,358	740,270
3.000%, 5/15/45	800,000	914,818
2.875%, 8/15/45(z)	2,800,000	3,128,107

See Notes to Portfolio of Investments.

28

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 11/15/45	$1,444,000	$1,652,480
1.000%, 2/15/46 TIPS	1,117,193	1,239,690
2.500%, 5/15/46	43,100	44,746
2.250%, 8/15/46	942,000	927,752
U.S. Treasury Notes
0.875%, 10/15/17	400,000	400,750
0.750%, 10/31/17	728,000	728,464
0.875%, 11/15/17	500,000	500,948
4.250%, 11/15/17	209,000	217,210
0.625%, 11/30/17	728,000	727,358
0.875%, 11/30/17	400,000	400,778
1.000%, 12/15/17	400,000	401,371
0.750%, 12/31/17	728,000	728,246
1.000%, 12/31/17	400,000	401,378
2.750%, 12/31/17	637,000	653,013
0.875%, 1/15/18	400,000	400,870
0.750%, 1/31/18	850,000	850,536
0.875%, 1/31/18	728,000	729,590
1.000%, 2/15/18	800,000	802,943
3.500%, 2/15/18	546,000	566,604
0.750%, 2/28/18	5,034,000	5,036,090
1.000%, 3/15/18	400,000	401,466
0.750%, 3/31/18	455,000	455,006
0.875%, 3/31/18	1,720,000	1,723,314
0.750%, 4/15/18	750,000	750,074
0.625%, 4/30/18	364,000	363,363
0.750%, 4/30/18	1,100,000	1,100,058
2.625%, 4/30/18	227,000	233,678
1.000%, 5/15/18	400,000	401,609
0.875%, 5/31/18	200,000	200,422
1.000%, 5/31/18	546,000	548,218
2.375%, 5/31/18	364,000	373,686
1.125%, 6/15/18	500,000	503,090
0.625%, 6/30/18	100,000	99,785
1.375%, 6/30/18	562,000	567,928
0.875%, 7/15/18	300,000	300,558
0.750%, 7/31/18	4,300,000	4,299,177
1.375%, 7/31/18	500,000	505,428
2.250%, 7/31/18	182,000	186,877
1.000%, 8/15/18	400,000	401,688
4.000%, 8/15/18	328,000	347,954
0.750%, 8/31/18	6,080,000	6,078,812
1.500%, 8/31/18	750,000	760,163
1.000%, 9/15/18	400,000	401,614
0.750%, 9/30/18	300,000	299,906
1.375%, 9/30/18	601,000	607,808
0.875%, 10/15/18	450,000	450,742
1.250%, 10/31/18	1,000,000	1,009,086
1.250%, 11/15/18	500,000	504,574
3.750%, 11/15/18	728,000	773,022
1.250%, 11/30/18	500,000	504,609
1.250%, 12/15/18	400,000	403,756
1.375%, 12/31/18	546,000	552,650
1.500%, 12/31/18	175,000	177,621
1.125%, 1/15/19	325,000	327,163
1.250%, 1/31/19	364,000	367,529
1.500%, 1/31/19	375,000	380,751
0.750%, 2/15/19	6,011,000	5,999,071
2.750%, 2/15/19	786,000	821,597
1.500%, 2/28/19	500,000	507,824
1.000%, 3/15/19	1,760,000	1,766,765
1.500%, 3/31/19	225,000	228,656
1.625%, 3/31/19	400,000	407,628
0.875%, 4/15/19	600,000	600,380
1.250%, 4/30/19	273,000	275,807
1.625%, 4/30/19	500,000	509,719
1.500%, 5/31/19	850,000	864,211
0.875%, 6/15/19	400,000	400,109
1.000%, 6/30/19	546,000	548,090
1.625%, 6/30/19	500,000	510,168
0.750%, 7/15/19	3,500,000	3,488,789
1.625%, 7/31/19	500,000	510,434
0.750%, 8/15/19	400,000	398,619
1.000%, 8/31/19	364,000	365,166
1.625%, 8/31/19	600,000	612,609
0.875%, 9/15/19	425,000	425,000
1.000%, 9/30/19	546,000	547,621
1.750%, 9/30/19	550,000	563,703
1.250%, 10/31/19	546,000	551,503
1.500%, 10/31/19	600,000	610,514
3.375%, 11/15/19	915,000	983,611
1.500%, 11/30/19	625,000	635,923
1.125%, 12/31/19	546,000	549,071
1.625%, 12/31/19	250,000	255,373
1.250%, 1/31/20	750,000	756,844
1.375%, 1/31/20	546,000	553,166
3.625%, 2/15/20	1,230,000	1,337,596
1.250%, 2/29/20	546,000	550,888
1.375%, 2/29/20	525,000	531,891
1.125%, 3/31/20	364,000	365,792
1.375%, 3/31/20	600,000	607,875
0.125%, 4/15/20 TIPS	1,849,698	1,885,888
1.125%, 4/30/20	282,000	283,212
1.375%, 4/30/20	500,000	506,519
3.500%, 5/15/20	700,000	761,338
1.375%, 5/31/20	400,000	405,016
1.500%, 5/31/20	600,000	610,298
1.625%, 6/30/20	550,000	562,040
1.625%, 7/31/20	600,000	613,069
2.625%, 8/15/20	989,000	1,047,498
1.375%, 8/31/20	425,000	430,213
2.125%, 8/31/20	500,000	520,156
1.375%, 9/30/20	500,000	505,988
2.000%, 9/30/20	375,000	388,591
1.375%, 10/31/20	650,000	657,633
1.750%, 10/31/20	350,000	359,212
2.625%, 11/15/20	911,000	967,155
1.625%, 11/30/20	500,000	510,832
2.000%, 11/30/20	300,000	310,966
1.750%, 12/31/20	450,000	462,055
2.375%, 12/31/20	500,000	526,172
1.375%, 1/31/21	600,000	606,605
2.125%, 1/31/21	375,000	390,820
3.625%, 2/15/21	500,000	553,164
1.125%, 2/28/21	750,000	750,533
2.000%, 2/28/21	500,000	518,570
1.250%, 3/31/21	550,000	552,905
2.250%, 3/31/21	250,000	262,113
0.125%, 4/15/21 TIPS	4,868,651	4,972,657
1.375%, 4/30/21	600,000	606,366
2.250%, 4/30/21	700,000	734,327
3.125%, 5/15/21	636,000	692,048
1.375%, 5/31/21	3,173,000	3,207,754
2.000%, 5/31/21	550,000	570,922
1.125%, 6/30/21	5,140,000	5,134,418
2.125%, 6/30/21	550,000	574,307
1.125%, 7/31/21	2,458,000	2,454,659
2.250%, 7/31/21	450,000	472,623
2.125%, 8/15/21	852,000	889,761
1.125%, 8/31/21	8,925,100	8,917,011
2.000%, 8/31/21	400,000	415,494
1.125%, 9/30/21	750,000	749,004
2.125%, 9/30/21	400,000	418,000
2.000%, 10/31/21	400,000	415,625
2.000%, 11/15/21	637,000	661,763
1.875%, 11/30/21	550,000	568,094
2.125%, 12/31/21	500,000	522,695
1.500%, 1/31/22	475,000	481,357

See Notes to Portfolio of Investments.

29

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 2/15/22	$602,000	$625,713
1.750%, 2/28/22	475,000	487,432
1.750%, 3/31/22	500,000	512,883
1.750%, 4/30/22	450,000	461,457
1.750%, 5/15/22	478,000	490,062
1.875%, 5/31/22	500,000	516,121
2.125%, 6/30/22	400,000	418,384
2.000%, 7/31/22	500,000	519,523
1.625%, 8/15/22	378,000	384,839
1.875%, 8/31/22	500,000	515,969
1.750%, 9/30/22(z)	1,800,000	1,844,480
1.875%, 10/31/22	500,000	515,887
1.625%, 11/15/22	650,000	660,923
2.000%, 11/30/22	500,000	519,504
2.125%, 12/31/22	500,000	523,156
1.750%, 1/31/23	450,000	460,610
2.000%, 2/15/23	900,000	934,896
1.500%, 2/28/23	500,000	503,953
1.500%, 3/31/23	300,000	302,201
1.625%, 4/30/23	2,009,000	2,038,492
1.750%, 5/15/23	1,033,000	1,056,307
1.625%, 5/31/23	400,000	405,763
1.375%, 6/30/23	1,795,000	1,792,027
1.250%, 7/31/23	500,000	494,801
2.500%, 8/15/23	775,000	830,431
1.375%, 9/30/23	450,000	448,313
2.750%, 11/15/23	1,000,000	1,089,766
2.750%, 2/15/24	1,537,000	1,677,347
2.500%, 5/15/24	1,237,000	1,329,350
0.125%, 7/15/24 TIPS	11,401,650	11,578,180
2.375%, 8/15/24	1,100,000	1,172,153
2.250%, 11/15/24	1,100,000	1,162,050
2.000%, 2/15/25	1,150,000	1,191,710
2.125%, 5/15/25	1,125,000	1,177,065
0.375%, 7/15/25 TIPS	1,725,109	1,783,192
2.000%, 8/15/25#	1,863,000	1,929,491
2.250%, 11/15/25	2,542,000	2,685,685
0.625%, 1/15/26 TIPS	1,867,566	1,966,437
1.625%, 2/15/26	1,200,000	1,203,176
1.625%, 5/15/26	1,200,000	1,202,752
0.125%, 7/15/26 TIPS	913,595	924,841
1.500%, 8/15/26	575,000	569,970

		201,320,605

Total Government Securities		463,061,013

Total Long-Term Debt Securities (109.7%) (Cost $794,189,425)		794,487,465

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.6%)
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
1.43%, 8/17/17(l)(p)	460,000	460,022
BNP Paribas S.A./New York
1.46%, 8/17/17(p)	230,000	230,131
Cooperatieve Rabobank UA/New York
1.31%, 8/16/17(l)(p)	460,000	460,121
Credit Industriel et Commercial/New York
1.41%, 8/16/17(l)(p)	460,000	460,535
Credit Suisse AG/New York
1.58%, 8/16/17(l)(p)	230,000	230,178
1.61%, 8/24/17(l)(p)	230,000	230,164
Norinchukin Bank/New York
1.08%, 2/22/17(p)	230,000	230,112
Skandinaviska Enskilda Banken AB/New York
1.29%, 8/17/17(l)(p)	460,000	459,979
Sumitomo Mitsui Banking Corp./New York
1.43%, 8/18/17(l)(p)	235,000	234,887
Sumitomo Mitsui Trust Bank Ltd./New York
1.54%, 8/16/17(p)	460,000	459,930
Swedbank AB/New York
1.24%, 8/18/17(p)	230,000	230,289
Toronto-Dominion Bank
1.31%, 8/15/17(l)(p)	450,000	449,551

Total Certificates of Deposit		4,135,899

Commercial Paper (0.1%)
BPCE S.A.
1.44%, 8/14/17(b)(n)(p)	450,000	444,335
Mizuho Bank Ltd./New York
1.49%, 8/16/17(b)(n)(p)	450,000	444,102

Total Commercial Paper		888,437

Government Securities (0.2%)
Federal Home Loan Bank
0.23%, 10/25/16(o)(p)	200,000	199,968
0.23%, 10/28/16(o)(p)	200,000	199,965
0.23%, 10/31/16(o)(p)	500,000	499,900
0.26%, 11/16/16(o)(p)	200,000	199,933
0.25%, 11/18/16(o)(p)	500,000	499,828
0.27%, 11/23/16(o)(p)	100,000	99,959
Resolution Funding Corp.
0.87%, 7/15/18
STRIPS(o)(p)	27,000	26,582

Total Government Securities		1,726,135

Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	6,505,154	6,505,154

See Notes to Portfolio of Investments.

30

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $500,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $510,000.(xx)	$500,000	$500,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $500,029, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $510,000.(xx)	500,000	500,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $300,013, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $306,000.(xx)	300,000	300,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,242,267, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $1,267,067.(xx)	1,242,221	1,242,221
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $250,010, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $255,003.(xx)	250,000	250,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $500,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $510,028.(xx)	500,000	500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $300,009, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $306,000.(xx)	300,000	300,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $730,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $744,615.(xx)	730,000	730,000

Total Repurchase Agreements		4,322,221

Total Short-Term Investments (2.4%) (Cost $17,574,877)		17,577,846

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
10 Year U.S. Treasury Notes
October 2016 @ $131.00*	61	27,641
Eurodollar 3 year Mid-Curve
December 2016 @ $98.50*	267	48,393

Total Options Purchased (0.0%) (Cost $92,975)		76,034

Total Investments Before Options Written and Securities Sold Short (112.1%) (Cost $811,857,277)		812,141,345

OPTION WRITTEN:
Put Option Written (0.0%)
Eurodollar 3 year Mid-Curve
December 2016 @ $98.00*	(267)	(5,006)

Total Options Written (0.0%) (Premiums Received $11,145)		(5,006)

Total Investments before Securities Sold Short (112.1%) (Cost $811,846,132)		812,136,339

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-1.2%)
Federal National Mortgage Association
2.500%, 10/25/31 TBA	$(42,000)	(43,500)
3.000%, 10/25/31 TBA	(84,000)	(88,187)
3.500%, 10/25/31 TBA	(1,121,000)	(1,181,604)
3.000%, 10/25/46 TBA	(3,237,000)	(3,364,961)
3.500%, 10/25/46 TBA	(873,000)	(921,288)
4.500%, 10/25/46 TBA	(349,000)	(382,210)
5.000%, 10/25/46 TBA	(166,000)	(184,377)
4.000%, 11/25/46 TBA	(1,444,000)	(1,548,858)
4.500%, 11/25/46 TBA	(500,000)	(547,012)
5.000%, 11/25/46 TBA	(262,000)	(290,800)

See Notes to Portfolio of Investments.

31

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Government National Mortgage Association
4.500%, 10/15/46 TBA	$(178,000)	$(192,157)

Total Securities Sold Short (-1.2%) (Proceeds Received $8,732,229)		(8,744,954)

Total Investments after Options Written and Securities Sold Short (110.9%) (Cost $803,113,903)		803,391,385
Other Assets Less Liabilities (-10.9%)		(78,740,579)

Net Assets (100%)		$724,650,806

*	Non-income producing.

†	Securities (totaling $222,423 or 0.0% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2016, the market value of these securities amounted to $87,882,318 or 12.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $300,350.

(b)	Illiquid Security. At September 30, 2016, the market value of these securities amounted to $12,479,538 or 1.7% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2016.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2016, the market value of these securities amounted to $10,081,245 or 1.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2016.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $4,326,637. This was secured by collateral of $4,322,221 which was received as cash and subsequently invested in short-term investments currently valued at $4,322,221, as reported in the Portfolio of Investments, and $95,324 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 10/6/16-11/15/45.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ABS	—	Asset-Backed Security

CHF	—	Swiss Franc

CLO	—	Collateralized Loan Obligation

CMO	—	Collateralized Mortgage Obligation

DKK	—	Denmark Krone

EUR	—	European Currency Unit

GBP	—	British Pound

IO	—	Interest Only

REMIC	—	Real Estate Mortgage Investment Conduit

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

32

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	287	December-16	$34,866,865	$34,874,985	$8,120
U.S. Long Bond	42	December-16	7,135,785	7,062,563	(73,222)
U.S. Ultra Bond	17	December-16	3,181,492	3,125,875	(55,617)

					$(120,719)

Sales
10 Year Canadian Bond	19	December-16	$2,123,662	$2,127,734	$(4,072)
10 Year U.S. Treasury Notes	92	December-16	12,037,230	12,063,500	(26,270)
2 Year U.S. Treasury Notes	71	December-16	15,512,606	15,511,281	1,325
90 Day Eurodollar	122	September-17	30,186,015	30,188,900	(2,885)
90 Day Eurodollar	84	December-17	20,777,496	20,776,350	1,146
90 Day Eurodollar	124	March-18	30,668,546	30,663,650	4,896
90 Day Eurodollar	127	June-18	31,326,750	31,395,988	(69,238)
90 Day Eurodollar	17	September-18	4,191,118	4,201,125	(10,007)
90 Day Eurodollar	28	December-18	6,896,369	6,916,350	(19,981)
90 Day Sterling	27	September-17	4,320,211	4,362,695	(42,484)
90 Day Sterling	48	March-18	7,684,373	7,756,681	(72,308)
90 Day Sterling	29	June-18	4,658,685	4,685,858	(27,173)
Euro-Bund	5	December-16	924,363	930,695	(6,332)
Long Gilt	6	December-16	1,013,947	1,012,941	1,006

					$(272,377)

					$(393,096)

At September 30, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	BNP Paribas	85	$26,202	$26,287	$(85)
British Pound vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	174	225,531	229,341	(3,810)
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	833	635,130	635,311	(181)
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	1,308	997,299	998,506	(1,207)
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	890	678,590	689,462	(10,872)
Chilean Peso vs. U.S. Dollar, expiring 10/3/16	Citibank N.A.	34,653	52,695	51,000	1,695
Danish Krone vs. U.S. Dollar, expiring 4/3/17	JPMorgan Chase Bank	39	5,895	5,884	11
European Union Euro vs. U.S. Dollar, expiring 10/4/16	Goldman Sachs & Co.	3,789	4,256,373	4,247,469	8,904
European Union Euro vs. U.S. Dollar, expiring 10/5/16	Royal Bank of Scotland	788	885,240	883,348	1,892
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	Bank of America	387,900	3,831,838	3,856,739	(24,901)
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	2,000	19,753	19,639	114
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	32,000	316,110	319,419	(3,309)
Japanese Yen vs. U.S. Dollar, expiring 11/14/16	Goldman Sachs & Co.	82,100	811,018	819,571	(8,553)
Korean Won vs. U.S. Dollar, expiring 10/28/16	UBS AG	33,146	30,090	29,961	129
Korean Won vs. U.S. Dollar, expiring 10/28/16	UBS AG	14,199	12,891	12,839	52
Korean Won vs. U.S. Dollar, expiring 12/21/16	HSBC Bank plc	37,370	33,917	34,000	(83)
Singapore Dollar vs. U.S. Dollar, expiring 11/10/16	Barclays Bank plc	191	140,110	140,000	110

See Notes to Portfolio of Investments.

33

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Singapore Dollar vs. U.S. Dollar, expiring 11/10/16	Deutsche Bank AG	663	$486,311	$487,000	$(689)

					$(40,783)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	262	$197,375	$200,522	$(3,147)
Australian Dollar vs. U.S. Dollar, expiring 10/4/16	Westpac Banking Corp.	516	393,208	394,921	(1,713)
Brazilian Real vs. U.S. Dollar, expiring 10/4/16	BNP Paribas	87	26,288	26,778	(490)
British Pound vs. U.S. Dollar, expiring 10/4/16	Bank of America	3,797	5,023,621	4,921,481	102,140
British Pound vs. U.S. Dollar, expiring 11/2/16	HSBC Bank plc	3,623	4,720,932	4,698,827	22,105
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	1,712	1,326,276	1,305,333	20,943
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	JPMorgan Chase Bank	431	333,783	328,621	5,162
Canadian Dollar vs. U.S. Dollar, expiring 11/14/16	Goldman Sachs & Co.	1,031	790,920	786,097	4,823
Chilean Peso vs. U.S. Dollar, expiring 10/3/16	BNP Paribas	34,540	51,000	52,522	(1,522)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	31,551	4,964,851	4,803,107	161,744
European Union Euro vs. U.S. Dollar, expiring 10/4/16	Bank of America	3,492	3,909,747	3,922,738	(12,991)
European Union Euro vs. U.S. Dollar, expiring 10/4/16	JPMorgan Chase Bank	297	333,761	333,635	126
European Union Euro vs. U.S. Dollar, expiring 10/5/16	Royal Bank of Scotland	788	879,042	885,240	(6,198)
European Union Euro vs. U.S. Dollar, expiring 11/2/16	Goldman Sachs & Co.	3,789	4,252,651	4,262,286	(9,635)
European Union Euro vs. U.S. Dollar, expiring 11/3/16	Royal Bank of Scotland	788	884,530	886,472	(1,942)
Korean Won vs. U.S. Dollar, expiring 10/28/16	Standard Chartered Bank	47,187	42,800	42,837	(37)
Korean Won vs. U.S. Dollar, expiring 11/10/16	Bank of America	301,982	267,999	274,119	(6,120)
Korean Won vs. U.S. Dollar, expiring 11/10/16	Bank of America	1,127	1,000	1,023	(23)
Korean Won vs. U.S. Dollar, expiring 11/10/16	Deutsche Bank AG	4,451,450	4,045,926	4,040,728	5,198
Korean Won vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	1,109	1,000	1,006	(6)
Korean Won vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	239,959	217,000	217,818	(818)
Korean Won vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	126,131	113,000	114,493	(1,493)
Korean Won vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	156,862	138,999	142,388	(3,389)
Korean Won vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	2,233	2,000	2,027	(27)
Korean Won vs. U.S. Dollar, expiring 11/10/16	Goldman Sachs & Co.	217,560	196,000	197,486	(1,486)
Korean Won vs. U.S. Dollar, expiring 11/10/16	Goldman Sachs & Co.	120,625	108,000	109,495	(1,495)
Korean Won vs. U.S. Dollar, expiring 12/21/16	JPMorgan Chase Bank	48,190	42,800	43,736	(936)
Malaysian Ringgit vs. U.S. Dollar, expiring 11/15/16	Deutsche Bank AG	2,284	562,749	550,928	11,821
Mexican Peso vs. U.S. Dollar, expiring 10/20/16	JPMorgan Chase Bank	11,768	597,645	605,763	(8,118)

See Notes to Portfolio of Investments.

34

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Mexican Peso vs. U.S. Dollar, expiring 10/20/16	JPMorgan Chase Bank	24,703	$1,254,972	$1,271,598	$(16,626)
Mexican Peso vs. U.S. Dollar, expiring 10/20/16	JPMorgan Chase Bank	4,902	249,146	252,333	(3,187)
Singapore Dollar vs. U.S. Dollar, expiring 11/10/16	Barclays Bank plc	330	243,400	242,047	1,353
Singapore Dollar vs. U.S. Dollar, expiring 11/10/16	HSBC Bank plc	3,212	2,394,742	2,355,854	38,888
Singapore Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	737	545,000	540,815	4,185
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	Bank of America	5,331	168,000	170,236	(2,236)
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	3,861	122,000	123,312	(1,312)
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	13,655	429,000	436,079	(7,079)
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	JPMorgan Chase Bank	4,300	136,000	137,332	(1,332)
Taiwan Dollar vs. U.S. Dollar, expiring 11/10/16	Goldman Sachs & Co.	14,060	440,276	449,016	(8,740)

					$276,390

					$235,607

Options Written:

Options written for the nine months ended September 30, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2016	—	$—
Options Written	1,416	364,688
Options Terminated in Closing Purchase Transactions	(883)	(261,055)
Options Expired	(266)	(92,488)
Options Exercised	—	—

Options Outstanding - September 30, 2016	267	$11,145

See Notes to Portfolio of Investments.

35

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$51,886,431	$—	(b)	$51,886,431
Non-Agency CMO	—	82,719,678	—		82,719,678
Corporate Bonds
Consumer Discretionary	—	15,482,608	—		15,482,608
Consumer Staples	—	8,921,508	—		8,921,508
Energy	—	13,238,863	—		13,238,863
Financials	—	87,931,610	222,423		88,154,033
Health Care	—	17,794,093	—		17,794,093
Industrials	—	11,787,705	—		11,787,705
Information Technology	—	12,629,944	—		12,629,944
Materials	—	3,300,759	—		3,300,759
Real Estate	—	5,396,044	—		5,396,044
Telecommunication Services	—	7,594,873	—		7,594,873
Utilities	—	12,519,913	—		12,519,913
Forward Currency Contracts	—	391,395	—		391,395
Futures	16,493	—	—		16,493
Government Securities
Agency ABS	—	1,831,890	—		1,831,890
Agency CMO	—	223,004,209	—		223,004,209
Foreign Governments	—	10,997,705	—		10,997,705
Municipal Bonds	—	14,130,315	—		14,130,315
Supranational	—	4,997,501	—		4,997,501
U.S. Government Agencies	—	6,778,788	—		6,778,788
U.S. Treasuries	—	201,320,605	—		201,320,605
Options Purchased
Put Options Purchased	76,034	—	—		76,034
Short-Term Investments
Certificates of Deposit	—	4,135,899	—		4,135,899
Commercial Paper	—	888,437	—		888,437
Government Securities	—	1,726,135	—		1,726,135
Investment Companies	6,505,154	—	—		6,505,154
Repurchase Agreements	—	4,322,221	—		4,322,221

Total Assets	$6,597,681	$805,729,129	$222,423		$812,549,233

Liabilities:
Forward Currency Contracts	$—	$(155,788)	$—		$(155,788)
Futures	(409,589)	—	—		(409,589)
Government Securities
Agency CMO	—	(8,744,954)	—		(8,744,954)
Option Written
Put Option Written	(5,006)	—	—		(5,006)

Total Liabilities	$(414,595)	$(8,900,742)	$—		$(9,315,337)

Total	$6,183,086	$796,828,387	$222,423		$803,233,896

(a)	Securities with a market value of $116,394 transferred from Level 3 to Level 2 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

See Notes to Portfolio of Investments.

36

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,939,889
Aggregate gross unrealized depreciation	(20,449,555)

Net unrealized depreciation	$(509,666)

Federal income tax cost of investments	$812,651,011

See Notes to Portfolio of Investments.

37

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.4%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	3,306	$56,929
Cooper-Standard Holding, Inc.*	609	60,169
Dorman Products, Inc.*	1,165	74,444
Drew Industries, Inc.	1,049	102,823
Fox Factory Holding Corp.*	979	22,488
Gentex Corp.	8,101	142,254
Gentherm, Inc.*	1,564	49,141
Horizon Global Corp.*	791	15,765
Lear Corp.	2,718	329,476
Metaldyne Performance Group, Inc.	411	6,514
Motorcar Parts of America, Inc.*	741	21,326
Standard Motor Products, Inc.	562	26,841
Stoneridge, Inc.*	1,268	23,331
Tenneco, Inc.*	8,166	475,832
Unique Fabricating, Inc.(x)	271	3,317
Visteon Corp.	1,521	108,995
Workhorse Group, Inc.(x)*	462	3,345

		1,522,990

Automobiles (0.1%)
Thor Industries, Inc.	2,139	181,174
Winnebago Industries, Inc.	1,178	27,765

		208,939

Distributors (0.1%)
Core-Mark Holding Co., Inc.	2,040	73,032
Pool Corp.	1,795	169,663

		242,695

Diversified Consumer Services (1.4%)
Bright Horizons Family Solutions, Inc.*	9,163	612,913
Capella Education Co.	545	31,632
Carriage Services, Inc.	604	14,285
Chegg, Inc.(x)*	1,217	8,629
Collectors Universe, Inc.	282	5,225
Grand Canyon Education, Inc.*	22,765	919,478
Houghton Mifflin Harcourt Co.*	3,645	48,879
Liberty Tax, Inc.	243	3,106
LifeLock, Inc.*	3,726	63,044
Nord Anglia Education, Inc.(x)*	8,500	185,130
Service Corp. International	8,335	221,211
ServiceMaster Global Holdings, Inc.*	6,021	202,787
Sotheby’s, Inc.(x)	1,321	50,224
Strayer Education, Inc.*	189	8,823
Weight Watchers International, Inc.(x)*	1,067	11,011

		2,386,377

Hotels, Restaurants & Leisure (4.6%)
Aramark	4,639	176,421
BJ’s Restaurants, Inc.*	1,028	36,545
Bloomin’ Brands, Inc.	5,115	88,183
Bob Evans Farms, Inc.	877	33,589
Bojangles’, Inc.*	349	5,570
Boyd Gaming Corp.*	3,640	71,999
Brinker International, Inc.(x)	2,493	125,722
Buffalo Wild Wings, Inc.*	4,825	679,071
Carrols Restaurant Group, Inc.*	1,347	17,794
Century Casinos, Inc.*	408	2,819
Cheesecake Factory, Inc.	2,006	100,420
Chipotle Mexican Grill, Inc.(x)*	1,068	452,298
Choice Hotels International, Inc.	1,004	45,260
Churchill Downs, Inc.	596	87,225
Chuy’s Holdings, Inc.*	719	20,089
ClubCorp Holdings, Inc.	2,817	40,762
Cracker Barrel Old Country Store, Inc.(x)	803	106,173
Dave & Buster’s Entertainment, Inc.*	10,388	407,002
Del Frisco’s Restaurant Group, Inc.*	66	889
Denny’s Corp.*	2,465	26,351
DineEquity, Inc.	448	35,477
Domino’s Pizza, Inc.	2,218	336,803
Dunkin’ Brands Group, Inc.	4,070	211,966
Eldorado Resorts, Inc.*	1,162	16,338
Empire Resorts, Inc.(x)*	121	2,449
Extended Stay America, Inc.	434	6,163
Fiesta Restaurant Group, Inc.*	961	23,064
Habit Restaurants, Inc., Class A*	12,474	174,636
Hyatt Hotels Corp., Class A*	59	2,904
Interval Leisure Group, Inc.	472	8,104
Isle of Capri Casinos, Inc.*	1,097	24,441
Jack in the Box, Inc.	3,607	346,056
Jamba, Inc.(x)*	582	6,355
Kona Grill, Inc.(x)*	172	2,162
La Quinta Holdings, Inc.*	756	8,452
Lindblad Expeditions Holdings, Inc.*	622	5,598
Marriott Vacations Worldwide Corp.	62	4,546
Nathan’s Famous, Inc.*	134	7,041
Noodles & Co.(x)*	366	1,742
Panera Bread Co., Class A*	7,150	1,392,249
Papa John’s International, Inc.	1,208	95,251
Penn National Gaming, Inc.*	2,824	38,322
Pinnacle Entertainment, Inc.*	215	2,653
Planet Fitness, Inc., Class A*	15,207	305,204
Popeyes Louisiana Kitchen, Inc.*	1,006	53,459
Potbelly Corp.(x)*	894	11,112
Red Robin Gourmet Burgers, Inc.*	113	5,078
Red Rock Resorts, Inc., Class A	1,321	31,162
Ruth’s Hospitality Group, Inc.	1,397	19,726
Scientific Games Corp., Class A(x)*	2,104	23,712
SeaWorld Entertainment, Inc.(x)	2,963	39,941
Shake Shack, Inc., Class A*	688	23,853
Six Flags Entertainment Corp.	3,178	170,373
Sonic Corp.	2,074	54,297
Texas Roadhouse, Inc.	9,868	385,148
Vail Resorts, Inc.	4,920	771,850
Wendy’s Co.	5,312	57,370
Wingstop, Inc.(x)	9,886	289,660
Wyndham Worldwide Corp.	4,158	279,958
Zoe’s Kitchen, Inc.(x)*	8,255	183,178

		7,982,035

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	220	5,115
CalAtlantic Group, Inc.	413	13,811
Cavco Industries, Inc.*	374	37,045
Century Communities, Inc.*	50	1,076
Ethan Allen Interiors, Inc.(x)	1,086	33,959
Harman International Industries, Inc.	1,447	122,199
Helen of Troy Ltd.*	1,239	106,765
Hooker Furniture Corp.	55	1,347
Installed Building Products, Inc.*	890	31,924
iRobot Corp.(x)*	1,182	51,984
KB Home	19,301	311,132
La-Z-Boy, Inc.	908	22,300
Leggett & Platt, Inc.	5,888	268,375
Lennar Corp., Class A	4,198	177,743
Lennar Corp., Class B	223	7,486
LGI Homes, Inc.(x)*	644	23,725
Libbey, Inc.	76	1,357
M.D.C. Holdings, Inc.	669	17,260
M/I Homes, Inc.*	15,388	362,695

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Meritage Homes Corp.*	113	$3,921
New Home Co., Inc.(x)*	74	790
NVR, Inc.*	156	255,820
PulteGroup, Inc.	4,546	91,102
Taylor Morrison Home Corp., Class A*	1,332	23,443
Tempur Sealy International, Inc.*	8,138	461,750
Toll Brothers, Inc.*	3,225	96,299
TopBuild Corp.*	232	7,702
TRI Pointe Group, Inc.*	394	5,193
Tupperware Brands Corp.	2,233	145,971
Universal Electronics, Inc.*	624	46,463
ZAGG, Inc.*	127	1,029

		2,736,781

Internet & Direct Marketing Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	345	3,164
Blue Nile, Inc.	525	18,071
Duluth Holdings, Inc., Class B(x)*	2,679	71,020
Etsy, Inc.*	4,599	65,674
Expedia, Inc.	11,228	1,310,531
Gaia, Inc.*	249	1,793
Groupon, Inc.(x)*	16,231	83,590
HSN, Inc.	1,418	56,436
Liberty TripAdvisor Holdings, Inc., Class A*	3,196	69,833
Liberty Ventures*	1,102	43,937
Netflix, Inc.*	6,690	659,299
Nutrisystem, Inc.(x)	1,279	37,974
Overstock.com, Inc.*	500	7,660
PetMed Express, Inc.(x)	936	18,982
Shutterfly, Inc.*	6,152	274,625
TripAdvisor, Inc.(x)*	8,072	509,989
Wayfair, Inc., Class A(x)*	20,899	822,793

		4,055,371

Leisure Products (0.3%)
Arctic Cat, Inc.(x)	200	3,098
Brunswick Corp.	3,267	159,364
Callaway Golf Co.	1,521	17,659
Malibu Boats, Inc., Class A*	744	11,086
Marine Products Corp.	452	4,054
MCBC Holdings, Inc.	192	2,189
Nautilus, Inc.*	1,383	31,422
Polaris Industries, Inc.(x)	2,673	206,997
Smith & Wesson Holding Corp.(x)*	2,421	64,374
Sturm Ruger & Co., Inc.	812	46,901
Vista Outdoor, Inc.*	473	18,854

		565,998

Media (1.4%)
AMC Entertainment Holdings, Inc., Class A	71	2,207
AMC Networks, Inc., Class A*	2,645	137,170
Cable One, Inc.	208	121,472
Carmike Cinemas, Inc.*	701	22,916
Central European Media Enterprises Ltd., Class A(x)*	3,227	7,454
Cinemark Holdings, Inc.	4,704	180,069
Clear Channel Outdoor Holdings, Inc., Class A	636	3,714
Daily Journal Corp.(x)*	33	7,227
Entravision Communications Corp., Class A	2,706	20,647
Global Eagle Entertainment, Inc.(x)*	20,537	170,662
Gray Television, Inc.*	1,771	18,348
Hemisphere Media Group, Inc.*	229	2,920
IMAX Corp.*	22,542	653,041
Interpublic Group of Cos., Inc.	17,926	400,645
Liberty Media Group, Class A*	178	5,100
Liberty Media Group, Class C*	342	9,624
Lions Gate Entertainment Corp.(x)	2,682	53,613
Live Nation Entertainment, Inc.*	3,321	91,261
Loral Space & Communications, Inc.*	552	21,589
Madison Square Garden Co., Class A*	87	14,739
MDC Partners, Inc., Class A	678	7,268
MSG Networks, Inc., Class A*	890	16,563
New Media Investment Group, Inc.	285	4,418
Nexstar Broadcasting Group, Inc., Class A(x)	1,363	78,659
Radio One, Inc., Class D(x)*	945	2,863
Reading International, Inc., Class A*	154	2,056
Regal Entertainment Group, Class A	1,024	22,272
Sinclair Broadcast Group, Inc., Class A	2,877	83,088
Starz, Class A*	3,750	116,963
Tribune Media Co., Class A	258	9,422
tronc, Inc.*	633	10,685
World Wrestling Entertainment, Inc., Class A(x)	1,590	33,867

		2,332,542

Multiline Retail (0.3%)
Big Lots, Inc.(x)	1,963	93,733
Ollie’s Bargain Outlet Holdings, Inc.*	13,952	365,682
Sears Holdings Corp.(x)*	60	688

		460,103

Specialty Retail (3.8%)
Advance Auto Parts, Inc.	2,464	367,432
American Eagle Outfitters, Inc.(x)	6,637	118,537
Asbury Automotive Group, Inc.*	882	49,101
Ascena Retail Group, Inc.*	2,557	14,294
At Home Group, Inc.(x)*	9,100	137,865
AutoNation, Inc.*	1,146	55,822
Boot Barn Holdings, Inc.(x)*	9,400	106,972
Buckle, Inc.(x)	425	10,213
Build-A-Bear Workshop, Inc.*	43	445
Burlington Stores, Inc.*	1,793	145,269
Cabela’s, Inc.*	281	15,435
Cato Corp., Class A	213	7,006
Chico’s FAS, Inc.	5,177	61,606
Children’s Place, Inc.	828	66,132
Container Store Group, Inc.(x)*	659	3,308
Destination XL Group, Inc.*	1,118	4,841
Dick’s Sporting Goods, Inc.	11,420	647,742
Finish Line, Inc., Class A(x)	533	12,302
Five Below, Inc.*	18,160	731,666
Foot Locker, Inc.	5,395	365,349
Francesca’s Holdings Corp.*	1,859	28,684
Genesco, Inc.*	110	5,991
GNC Holdings, Inc., Class A	3,025	61,771
Group 1 Automotive, Inc.	207	13,223
Hibbett Sports, Inc.(x)*	797	31,800
Kirkland’s, Inc.*	286	3,483
Lithia Motors, Inc., Class A	8,068	770,655
MarineMax, Inc.*	548	11,481
Michaels Cos., Inc.*	3,174	76,716
Monro Muffler Brake, Inc.	1,384	84,659
Murphy USA, Inc.*	1,001	71,431
Party City Holdco, Inc.(x)*	518	8,868
Pier 1 Imports, Inc.(x)	549	2,328
Sally Beauty Holdings, Inc.*	6,492	166,715
Select Comfort Corp.*	18,396	397,354
Sportsman’s Warehouse Holdings, Inc.(x)*	35,467	373,113

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Stein Mart, Inc.	1,360	$8,636
Tailored Brands, Inc.	633	9,938
Tile Shop Holdings, Inc.(x)*	20,631	341,443
Tractor Supply Co.	3,772	254,044
Ulta Salon Cosmetics & Fragrance, Inc.*	1,778	423,128
Urban Outfitters, Inc.*	5,530	190,896
Vitamin Shoppe, Inc.(x)*	75	2,014
Williams-Sonoma, Inc.	3,982	203,401
Winmark Corp.	99	10,446

		6,473,555

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.	2,224	192,843
Columbia Sportswear Co.	1,187	67,350
Crocs, Inc.*	3,224	26,759
Culp, Inc.	430	12,801
Deckers Outdoor Corp.*	98	5,836
G-III Apparel Group Ltd.*	1,512	44,075
Kate Spade & Co.*	25,721	440,601
lululemon athletica, Inc.*	4,314	263,068
Oxford Industries, Inc.	639	43,260
Samsonite International S.A.(x)	113,060	363,445
Skechers USA, Inc., Class A*	5,792	132,637
Steven Madden Ltd.*	2,713	93,761
Superior Uniform Group, Inc.	306	6,056
Under Armour, Inc., Class C*	17,255	584,253
Vera Bradley, Inc.*	617	9,348
Vince Holding Corp.(x)*	49	276
Wolverine World Wide, Inc.	10,052	231,498

		2,517,867

Total Consumer Discretionary		31,485,253

Consumer Staples (3.5%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A(x)*	393	61,017
Coca-Cola Bottling Co. Consolidated	212	31,410
Craft Brew Alliance, Inc.*	159	2,994
MGP Ingredients, Inc.(x)	559	22,651
Molson Coors Brewing Co., Class B	4,048	444,470
Monster Beverage Corp.*	3,790	556,410
National Beverage Corp.(x)*	531	23,391
Primo Water Corp.*	947	11,487

		1,153,830

Food & Staples Retailing (0.7%)
Casey’s General Stores, Inc.	1,730	207,860
Chefs’ Warehouse, Inc.*	786	8,756
Performance Food Group Co.*	273	6,770
PriceSmart, Inc.	885	74,128
Rite Aid Corp.*	45,699	351,425
Smart & Final Stores, Inc.(x)*	23,517	300,312
Sprouts Farmers Market, Inc.*	6,194	127,906
US Foods Holding Corp.*	1,984	46,842

		1,123,999

Food Products (1.7%)
AdvancePierre Foods Holdings, Inc.	10,090	278,080
Alico, Inc.	11	295
Amplify Snack Brands, Inc.(x)*	1,306	21,157
B&G Foods, Inc.	2,894	142,327
Blue Buffalo Pet Products, Inc.*	2,663	63,273
Calavo Growers, Inc.	690	45,147
Cal-Maine Foods, Inc.(x)	1,076	41,469
Darling Ingredients, Inc.*	1,996	26,966
Dean Foods Co.	2,041	33,472
Farmer Brothers Co.*	320	11,376
Flowers Foods, Inc.(x)	7,061	106,762
Fresh Del Monte Produce, Inc.	100	5,990
Freshpet, Inc.(x)*	856	7,404
Hain Celestial Group, Inc.*	3,382	120,332
Ingredion, Inc.	2,260	300,716
Inventure Foods, Inc.*	811	7,623
J&J Snack Foods Corp.	672	80,049
John B. Sanfilippo & Son, Inc.	90	4,620
Lancaster Colony Corp.	838	110,691
Landec Corp.*	225	3,017
Lifeway Foods, Inc.*	210	3,557
Limoneira Co.(x)	450	8,505
Nomad Foods Ltd.*	26,710	315,712
Pilgrim’s Pride Corp.	408	8,617
Post Holdings, Inc.*	1,656	127,794
Tootsie Roll Industries, Inc.(x)	784	28,875
TreeHouse Foods, Inc.*	6,007	523,751
WhiteWave Foods Co.*	7,733	420,907

		2,848,484

Household Products (0.2%)
Central Garden & Pet Co.(x)*	81	2,106
Central Garden & Pet Co., Class A*	168	4,166
Energizer Holdings, Inc.	855	42,716
HRG Group, Inc.*	5,234	82,174
Orchids Paper Products Co.(x)	397	10,810
Spectrum Brands Holdings, Inc.	1,100	151,460
WD-40 Co.	633	71,168

		364,600

Personal Products (0.2%)
Avon Products, Inc.	4,095	23,178
Coty, Inc., Class A(x)*	1,124	26,414
Herbalife Ltd.(x)*	3,276	203,079
Inter Parfums, Inc.	285	9,197
Lifevantage Corp.(x)*	605	5,723
Medifast, Inc.	457	17,270
Natural Health Trends Corp.(x)	339	9,580
Nu Skin Enterprises, Inc., Class A	704	45,605
Revlon, Inc., Class A*	126	4,634
Synutra International, Inc.*	702	2,991
USANA Health Sciences, Inc.*	246	34,034

		381,705

Tobacco (0.0%)
Vector Group Ltd.(x)	1,802	38,793

Total Consumer Staples		5,911,411

Energy (2.5%)
Energy Equipment & Services (0.4%)
Oceaneering International, Inc.	7,329	201,621
PHI, Inc. (Non-Voting)*	24	436
RigNet, Inc.*	40	605
Superior Energy Services, Inc.	15,280	273,512
TETRA Technologies, Inc.*	2,260	13,809
U.S. Silica Holdings, Inc.	2,822	131,392

		621,375

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.(x)*	2,212	3,738
Anadarko Petroleum Corp.	5,393	341,700
Callon Petroleum Co.*	12,290	192,953
Carrizo Oil & Gas, Inc.*	2,457	99,803
Chesapeake Energy Corp.*	2,207	13,838
Concho Resources, Inc.*	3,607	495,422
CVR Energy, Inc.(x)	223	3,071
Diamondback Energy, Inc.*	3,468	334,801
Energen Corp.	3,314	191,284
Evolution Petroleum Corp.	986	6,192
Isramco, Inc.*	38	3,169
Matador Resources Co.*	18,357	446,809
Newfield Exploration Co.*	9,711	422,040
Panhandle Oil and Gas, Inc., Class A	324	5,680

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Par Pacific Holdings, Inc.*	723	$9,457
Parsley Energy, Inc., Class A*	594	19,905
PDC Energy, Inc.*	4,264	285,944
Pioneer Natural Resources Co.	2,006	372,414
QEP Resources, Inc.	8,842	172,684
Sanchez Energy Corp.(x)*	507	4,482
Southwestern Energy Co.*	21,720	300,605
Synergy Resources Corp.*	938	6,500

		3,732,491

Total Energy		4,353,866

Financials (5.4%)
Banks (1.8%)
Ameris Bancorp	1,108	38,725
Atlantic Capital Bancshares, Inc.*	130	1,947
Banc of California, Inc.	1,542	26,923
Bank of the Ozarks, Inc.	3,913	150,259
BNC Bancorp	205	4,986
Capital Bank Financial Corp., Class A	454	14,578
Cardinal Financial Corp.	57	1,487
Chemical Financial Corp.	6,755	298,099
CoBiz Financial, Inc.	160	2,130
County Bancorp, Inc.(x)	129	2,581
CU Bancorp*	91	2,076
Customers Bancorp, Inc.*	440	11,070
Eagle Bancorp, Inc.*	1,066	52,586
First Connecticut Bancorp, Inc./Connecticut	119	2,117
First Financial Bankshares, Inc.(x)	1,757	64,025
First Foundation, Inc.*	190	4,687
First Republic Bank/California	5,523	425,879
Franklin Financial Network, Inc.*	110	4,114
Home BancShares, Inc./Arkansas	5,349	111,313
Live Oak Bancshares, Inc.(x)	850	12,257
National Bank Holdings Corp., Class A	1,141	26,665
Opus Bank	489	17,296
Pacific Premier Bancorp, Inc.*	409	10,822
Park Sterling Corp.	718	5,830
Pinnacle Financial Partners, Inc.	5,919	320,100
ServisFirst Bancshares, Inc.(x)	1,020	52,948
Signature Bank/New York*	4,055	480,315
SVB Financial Group*	5,446	602,000
Texas Capital Bancshares, Inc.*	138	7,579
Union Bankshares, Inc./Vermont(x)	149	5,075
Western Alliance Bancorp*	10,554	396,197

		3,156,666

Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	2,185	316,170
Artisan Partners Asset Management, Inc., Class A	1,651	44,907
BGC Partners, Inc., Class A	9,620	84,175
CBOE Holdings, Inc.	3,624	235,016
Cohen & Steers, Inc.	895	38,261
Cowen Group, Inc., Class A(x)*	268	973
Diamond Hill Investment Group, Inc.	132	24,392
Eaton Vance Corp.	4,872	190,252
Evercore Partners, Inc., Class A	6,353	327,243
FactSet Research Systems, Inc.	1,776	287,890
Federated Investors, Inc., Class B	4,146	122,846
Fifth Street Asset Management, Inc.	230	1,267
Financial Engines, Inc.(x)	2,353	69,908
GAIN Capital Holdings, Inc.	197	1,217
GAMCO Investors, Inc., Class A	41	1,167
Greenhill & Co., Inc.	904	21,307
Hennessy Advisors, Inc.(x)	129	4,576
Houlihan Lokey, Inc.	9,834	246,342
Investment Technology Group, Inc.	185	3,171
Ladenburg Thalmann Financial Services, Inc.(x)*	504	1,164
Lazard Ltd., Class A	10,384	377,562
LPL Financial Holdings, Inc.(x)	550	16,451
MarketAxess Holdings, Inc.	1,631	270,077
Medley Management, Inc., Class A	252	2,119
Moelis & Co., Class A	821	22,077
Morningstar, Inc.	832	65,953
MSCI, Inc.	4,965	416,762
NorthStar Asset Management Group, Inc.	8,445	109,194
OM Asset Management plc	1,207	16,789
Pzena Investment Management, Inc., Class A	511	3,935
S&P Global, Inc.	4,765	603,058
SEI Investments Co.	5,673	258,746
Silvercrest Asset Management Group, Inc., Class A	292	3,466
Stifel Financial Corp.*	6,746	259,384
Virtu Financial, Inc., Class A	1,037	15,524
Waddell & Reed Financial, Inc., Class A	340	6,174
Westwood Holdings Group, Inc.	347	18,429
WisdomTree Investments, Inc.(x)	4,973	51,172

		4,539,116

Consumer Finance (0.3%)
Credit Acceptance Corp.(x)*	369	74,195
FirstCash, Inc.	1,214	57,155
Green Dot Corp., Class A*	331	7,633
LendingClub Corp.(x)*	6,432	39,750
PRA Group, Inc.*	10,200	352,308

		531,041

Insurance (0.5%)
AMERISAFE, Inc.	629	36,973
AmTrust Financial Services, Inc.	283	7,593
Arthur J. Gallagher & Co.	5,353	272,306
Atlas Financial Holdings, Inc.*	226	3,564
Brown & Brown, Inc.	312	11,766
Crawford & Co., Class B	328	3,723
eHealth, Inc.*	740	8,295
Erie Indemnity Co., Class A	798	81,452
Kinsale Capital Group, Inc.	3,700	81,400
Maiden Holdings Ltd.	288	3,655
National General Holdings Corp.	1,259	28,000
National Interstate Corp.	54	1,757
Patriot National, Inc.(x)*	352	3,172
Primerica, Inc.(x)	2,073	109,930
RLI Corp.	1,387	94,814
State National Cos., Inc.	122	1,357
Third Point Reinsurance Ltd.*	259	3,108
Trupanion, Inc.(x)*	544	9,194
United Insurance Holdings Corp.	559	9,492
Universal Insurance Holdings, Inc.	1,064	26,813
WMIH Corp.(x)*	8,920	20,873

		819,237

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Orchid Island Capital, Inc. (REIT)(x)	188	1,959

Thrifts & Mortgage Finance (0.1%)
BofI Holding, Inc.(x)*	2,671	59,830
Essent Group Ltd.*	3,297	87,732
Hingham Institution for Savings	29	4,017
LendingTree, Inc.(x)*	272	26,360
Meridian Bancorp, Inc.	350	5,450

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Nationstar Mortgage Holdings, Inc.(x)*	712	$10,545
Northfield Bancorp, Inc.	192	3,091

		197,025

Total Financials		9,245,044

Health Care (20.2%)
Biotechnology (5.1%)
ACADIA Pharmaceuticals, Inc.*	4,240	134,874
Acceleron Pharma, Inc.(x)*	1,207	43,681
Achillion Pharmaceuticals, Inc.*	5,172	41,893
Acorda Therapeutics, Inc.*	271	5,658
Adamas Pharmaceuticals, Inc.(x)*	354	5,809
Aduro Biotech, Inc.(x)*	1,543	19,179
Advaxis, Inc.(x)*	1,280	13,683
Agenus, Inc.(x)*	2,558	18,366
Agios Pharmaceuticals, Inc.*	1,372	72,469
Aimmune Therapeutics, Inc.(x)*	1,144	17,160
Akebia Therapeutics, Inc.(x)*	446	4,036
Alder Biopharmaceuticals, Inc.(x)*	6,436	210,908
Alkermes plc*	6,677	314,019
Alnylam Pharmaceuticals, Inc.*	4,442	301,079
AMAG Pharmaceuticals, Inc.(x)*	469	11,495
Amicus Therapeutics, Inc.*	6,264	46,354
Anavex Life Sciences Corp.(x)*	1,451	5,267
Anthera Pharmaceuticals, Inc.(x)*	1,665	5,245
Applied Genetic Technologies Corp.*	551	5,389
Aptevo Therapeutics, Inc.*	719	1,841
Ardelyx, Inc.*	157	2,032
Arena Pharmaceuticals, Inc.(x)*	10,091	17,659
Argos Therapeutics, Inc.*	439	2,182
ARIAD Pharmaceuticals, Inc.(x)*	15,345	210,073
Array BioPharma, Inc.*	14,769	99,691
Arrowhead Pharmaceuticals, Inc.(x)*	2,460	18,081
Asterias Biotherapeutics, Inc.(x)*	431	1,827
Atara Biotherapeutics, Inc.(x)*	56	1,198
Athersys, Inc.(x)*	3,088	6,577
Avexis, Inc.(x)*	3,701	152,518
Axovant Sciences Ltd.(x)*	1,063	14,882
Bellicum Pharmaceuticals, Inc.(x)*	599	11,920
BioCryst Pharmaceuticals, Inc.(x)*	2,438	10,752
BioSpecifics Technologies Corp.*	208	9,499
BioTime, Inc.(x)*	2,254	8,791
Bluebird Bio, Inc.(x)*	609	41,278
Blueprint Medicines Corp.*	875	25,988
Cara Therapeutics, Inc.(x)*	127	1,060
Celldex Therapeutics, Inc.(x)*	16,585	67,003
Cellular Biomedicine Group, Inc.(x)*	410	5,945
Cepheid, Inc.*	3,198	168,503
ChemoCentryx, Inc.(x)*	1,156	6,982
Cidara Therapeutics, Inc.*	202	2,313
Clovis Oncology, Inc.(x)*	1,382	49,821
Coherus Biosciences, Inc.(x)*	1,292	34,600
Concert Pharmaceuticals, Inc.*	640	6,470
Curis, Inc.(x)*	4,631	12,087
Cytokinetics, Inc.(x)*	1,472	13,513
CytomX Therapeutics, Inc.(x)*	878	13,767
CytRx Corp.(x)*	2,704	1,591
DBV Technologies S.A. (ADR)*	3,032	110,153
Dimension Therapeutics, Inc.(x)*	306	2,445
Dynavax Technologies Corp.(x)*	1,611	16,899
Eagle Pharmaceuticals, Inc.(x)*	363	25,410
Edge Therapeutics, Inc.(x)*	5,800	60,378
Editas Medicine, Inc.(x)*	281	3,788
Eiger BioPharmaceuticals, Inc.*	139	1,861
Emergent BioSolutions, Inc.*	1,438	45,340
Epizyme, Inc.(x)*	1,252	12,320
Exact Sciences Corp.(x)*	4,652	86,388
Exelixis, Inc.*	6,207	79,388
FibroGen, Inc.*	2,303	47,672
Five Prime Therapeutics, Inc.*	281	14,750
Flexion Therapeutics, Inc.(x)*	807	15,769
Fortress Biotech, Inc.(x)*	1,422	4,223
Foundation Medicine, Inc.(x)*	501	11,698
Galena Biopharma, Inc.(x)*	8,548	2,994
Genomic Health, Inc.*	795	22,991
Geron Corp.(x)*	6,231	14,082
Global Blood Therapeutics, Inc.(x)*	612	14,107
GlycoMimetics, Inc.*	426	3,046
Halozyme Therapeutics, Inc.(x)*	16,269	196,530
Heron Therapeutics, Inc.(x)*	12,235	210,809
Idera Pharmaceuticals, Inc.(x)*	3,169	8,113
Ignyta, Inc.*	454	2,856
Immune Design Corp.*	471	3,570
ImmunoGen, Inc.(x)*	3,800	10,184
Immunomedics, Inc.(x)*	3,698	12,019
Incyte Corp.*	4,932	465,038
Infinity Pharmaceuticals, Inc.(x)*	2,038	3,179
Inotek Pharmaceuticals Corp.(x)*	682	6,465
Inovio Pharmaceuticals, Inc.(x)*	2,926	27,270
Insmed, Inc.*	2,707	39,306
Insys Therapeutics, Inc.(x)*	987	11,637
Intellia Therapeutics, Inc.(x)*	304	5,174
Intercept Pharmaceuticals, Inc.(x)*	728	119,822
Intrexon Corp.(x)*	2,456	68,817
Invitae Corp.(x)*	966	8,462
Ionis Pharmaceuticals, Inc.(x)*	9,780	358,339
Ironwood Pharmaceuticals, Inc.*	5,552	88,166
Juno Therapeutics, Inc.(x)*	2,512	75,385
Karyopharm Therapeutics, Inc.*	13,602	132,347
Keryx Biopharmaceuticals, Inc.(x)*	3,466	18,404
Kite Pharma, Inc.(x)*	1,729	96,582
La Jolla Pharmaceutical Co.*	663	15,773
Lexicon Pharmaceuticals, Inc.(x)*	1,862	33,646
Ligand Pharmaceuticals, Inc.(x)*	841	85,832
Lion Biotechnologies, Inc.(x)*	2,576	21,200
Loxo Oncology, Inc.(x)*	589	15,420
MacroGenics, Inc.*	1,397	41,784
MannKind Corp.(x)*	14,066	8,721
Medgenics, Inc.*	1,116	6,216
MediciNova, Inc.(x)*	1,290	9,662
Merrimack Pharmaceuticals, Inc.(x)*	3,315	21,050
MiMedx Group, Inc.(x)*	4,762	40,858
Minerva Neurosciences, Inc.(x)*	703	9,923
Mirati Therapeutics, Inc.*	488	3,226
Momenta Pharmaceuticals, Inc.*	676	7,902
Myriad Genetics, Inc.*	3,019	62,131
NantKwest, Inc.(x)*	204	1,587
Natera, Inc.*	1,138	12,643
Neurocrine Biosciences, Inc.*	7,420	375,749
NewLink Genetics Corp.*	934	14,029
Novavax, Inc.(x)*	11,723	24,384
OncoMed Pharmaceuticals, Inc.(x)*	706	8,070
Ophthotech Corp.(x)*	3,845	177,370
OPKO Health, Inc.(x)*	13,197	139,756
Organovo Holdings, Inc.(x)*	3,725	14,118
Osiris Therapeutics, Inc.(x)*	744	3,690
OvaScience, Inc.*	186	1,332
Pfenex, Inc.*	12,080	108,116
PharmAthene, Inc.(x)*	2,562	7,430
Portola Pharmaceuticals, Inc.*	1,985	45,079
Progenics Pharmaceuticals, Inc.(x)*	2,903	18,376
Protagonist Therapeutics, Inc.	267	5,642

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Proteostasis Therapeutics, Inc.*	270	$4,209
Prothena Corp. plc(x)*	4,163	249,655
Puma Biotechnology, Inc.(x)*	1,093	73,286
Radius Health, Inc.*	1,446	78,214
Raptor Pharmaceutical Corp.(x)*	3,728	33,440
Regeneron Pharmaceuticals, Inc.*	641	257,695
Regulus Therapeutics, Inc.(x)*	1,672	5,518
Repligen Corp.*	1,443	43,564
Rigel Pharmaceuticals, Inc.*	2,924	10,731
Sage Therapeutics, Inc.(x)*	8,948	412,055
Sangamo BioSciences, Inc.(x)*	3,124	14,464
Sarepta Therapeutics, Inc.*	1,963	120,548
Seattle Genetics, Inc.*	4,271	230,677
Seres Therapeutics, Inc.(x)*	781	9,598
Sorrento Therapeutics, Inc.(x)*	1,186	9,180
Spark Therapeutics, Inc.(x)*	841	50,510
Spectrum Pharmaceuticals, Inc.*	675	3,152
Stemline Therapeutics, Inc.*	114	1,235
Synergy Pharmaceuticals, Inc.(x)*	7,955	43,832
Synthetic Biologics, Inc.(x)*	3,255	5,599
T2 Biosystems, Inc.(x)*	559	4,047
TESARO, Inc.(x)*	3,744	375,299
TG Therapeutics, Inc.(x)*	1,717	13,290
Tobira Therapeutics, Inc.*	367	14,585
Tokai Pharmaceuticals, Inc.(x)*	191	292
Trevena, Inc.*	1,954	13,190
Trovagene, Inc.(x)*	1,226	5,505
Ultragenyx Pharmaceutical, Inc.(x)*	3,479	246,800
United Therapeutics Corp.*	545	64,354
Vanda Pharmaceuticals, Inc.*	1,604	26,691
Versartis, Inc.(x)*	74	907
Vitae Pharmaceuticals, Inc.*	1,149	24,037
Vital Therapies, Inc.(x)*	844	5,165
Voyager Therapeutics, Inc.(x)*	272	3,267
vTv Therapeutics, Inc., Class A*	363	2,610
XBiotech, Inc.(x)*	764	10,283
Xencor, Inc.*	1,413	34,604
ZIOPHARM Oncology, Inc.(x)*	5,050	28,432

		8,732,419

Health Care Equipment & Supplies (7.7%)
Abaxis, Inc.	993	51,259
ABIOMED, Inc.*	4,827	620,656
Accuray, Inc.(x)*	3,537	22,531
Alere, Inc.*	706	30,527
Align Technology, Inc.*	15,784	1,479,750
Analogic Corp.	47	4,164
Anika Therapeutics, Inc.*	483	23,112
AtriCure, Inc.(x)*	1,070	16,927
Atrion Corp.	60	25,596
Avinger, Inc.*	458	2,185
AxoGen, Inc.*	1,032	9,319
Becton Dickinson and Co.	2,706	486,349
Cantel Medical Corp.	1,583	123,442
Cardiovascular Systems, Inc.*	1,393	33,070
Cerus Corp.*	3,851	23,915
ConforMIS, Inc.(x)*	10,544	104,596
Cooper Cos., Inc.	1,640	293,986
Corindus Vascular Robotics, Inc.(x)*	2,130	2,364
CryoLife, Inc.	900	15,813
Cutera, Inc.*	400	4,768
Cynosure, Inc., Class A*	1,047	53,334
Dentsply Sirona, Inc.	4,196	249,368
DexCom, Inc.*	18,895	1,656,335
Edwards Lifesciences Corp.*	5,419	653,315
Endologix, Inc.(x)*	3,561	45,581
Entellus Medical, Inc.(x)*	317	7,031
GenMark Diagnostics, Inc.*	1,749	20,638
Glaukos Corp.*	731	27,588
Globus Medical, Inc., Class A*	3,089	69,719
Hill-Rom Holdings, Inc.	2,721	168,648
Hologic, Inc.*	28,710	1,114,809
ICU Medical, Inc.*	444	56,113
IDEXX Laboratories, Inc.*	3,945	444,720
Inogen, Inc.*	703	42,110
Insulet Corp.(x)*	14,374	588,472
Integer Holdings Corp.*	9,670	209,742
Integra LifeSciences Holdings Corp.*	1,335	110,204
InVivo Therapeutics Holdings Corp.(x)*	1,473	10,016
iRadimed Corp.(x)*	115	1,954
Iridex Corp.(x)*	327	4,738
K2M Group Holdings, Inc.(x)*	344	6,116
LeMaitre Vascular, Inc.	586	11,626
Masimo Corp.*	1,805	107,379
Meridian Bioscience, Inc.	1,551	29,919
Merit Medical Systems, Inc.*	726	17,635
Natus Medical, Inc.*	1,441	56,617
Neogen Corp.*	7,171	401,146
Nevro Corp.(x)*	10,658	1,112,589
Novocure Ltd.(x)*	2,212	18,890
NuVasive, Inc.*	2,186	145,719
NxStage Medical, Inc.*	2,775	69,347
OraSure Technologies, Inc.*	2,363	18,833
Orthofix International N.V.*	771	32,976
Oxford Immunotec Global plc*	783	9,834
Penumbra, Inc.*	4,545	345,375
Quidel Corp.*	1,102	24,343
ResMed, Inc.(x)	6,186	400,791
Rockwell Medical, Inc.(x)*	1,912	12,810
Second Sight Medical Products, Inc.(x)*	571	2,010
Senseonics Holdings, Inc.(x)*	1,168	4,555
Spectranetics Corp.*	22,690	569,292
STAAR Surgical Co.*	1,858	17,465
SurModics, Inc.*	565	17,001
Tandem Diabetes Care, Inc.(x)*	10,322	79,067
Teleflex, Inc.	357	59,994
TransEnterix, Inc.(x)*	338	571
Utah Medical Products, Inc.	154	9,209
Vascular Solutions, Inc.*	723	34,870
Veracyte, Inc.(x)*	550	4,186
West Pharmaceutical Services, Inc.	3,191	237,730
Zeltiq Aesthetics, Inc.(x)*	4,921	193,002

		12,959,661

Health Care Providers & Services (2.6%)
AAC Holdings, Inc.(x)*	431	7,495
Acadia Healthcare Co., Inc.(x)*	7,333	363,350
Aceto Corp.	1,124	21,345
Addus HomeCare Corp.*	18	471
Adeptus Health, Inc., Class A(x)*	10,946	471,224
Air Methods Corp.(x)*	1,571	49,471
Almost Family, Inc.*	88	3,236
Amedisys, Inc.*	1,233	58,494
American Renal Associates Holdings, Inc.*	10,433	190,611
AMN Healthcare Services, Inc.*	2,063	65,748
Amsurg Corp.*	6,666	446,955
BioTelemetry, Inc.*	1,123	20,854
Capital Senior Living Corp.*	1,236	20,765
Chemed Corp.	739	104,251
Civitas Solutions, Inc.*	663	12,106
CorVel Corp.*	438	16,819
Cross Country Healthcare, Inc.*	1,400	16,492

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Diplomat Pharmacy, Inc.(x)*	9,230	$258,532
Ensign Group, Inc.	2,066	41,589
Envision Healthcare Holdings, Inc.*	6,897	153,596
Genesis Healthcare, Inc.*	758	2,024
HealthEquity, Inc.*	8,402	318,016
HealthSouth Corp.	3,981	161,509
Landauer, Inc.	399	17,748
LHC Group, Inc.*	34	1,254
Magellan Health, Inc.*	774	41,587
MEDNAX, Inc.*	2,860	189,475
Molina Healthcare, Inc.*	1,270	74,066
National Research Corp., Class A	342	5,571
National Research Corp., Class B(x)	42	1,449
Nobilis Health Corp.(x)*	1,322	4,429
Owens & Minor, Inc.	327	11,357
Patterson Cos., Inc.(x)	3,721	170,943
Premier, Inc., Class A*	11,345	366,897
Providence Service Corp.*	565	27,476
Quorum Health Corp.*	1,297	8,132
RadNet, Inc.*	1,583	11,714
Select Medical Holdings Corp.*	356	4,806
Surgery Partners, Inc.*	433	8,764
Surgical Care Affiliates, Inc.*	1,185	57,781
Team Health Holdings, Inc.*	2,993	97,452
Teladoc, Inc.(x)*	894	16,369
Tenet Healthcare Corp.*	3,557	80,602
U.S. Physical Therapy, Inc.	543	34,046
VCA, Inc.*	3,464	242,411
WellCare Health Plans, Inc.*	1,814	212,401

		4,491,683

Health Care Technology (0.9%)
athenahealth, Inc.(x)*	5,512	695,172
Castlight Health, Inc., Class B(x)*	1,387	5,770
Computer Programs & Systems, Inc.(x)	498	12,978
Cotiviti Holdings, Inc.*	422	14,150
HealthStream, Inc.*	1,121	30,940
HMS Holdings Corp.*	3,714	82,339
Inovalon Holdings, Inc., Class A(x)*	2,610	38,393
Medidata Solutions, Inc.*	2,403	133,991
Omnicell, Inc.*	1,585	60,706
Press Ganey Holdings, Inc.*	977	39,471
Quality Systems, Inc.	2,196	24,859
Veeva Systems, Inc., Class A*	11,031	455,360
Vocera Communications, Inc.*	712	12,033

		1,606,162

Life Sciences Tools & Services (1.3%)
Accelerate Diagnostics, Inc.(x)*	1,099	29,959
Albany Molecular Research, Inc.*	540	8,915
Bio-Techne Corp.	1,631	178,595
Bruker Corp.	4,644	105,187
Cambrex Corp.*	1,371	60,955
Charles River Laboratories International, Inc.*	2,060	171,680
ChromaDex Corp.(x)*	1,214	3,618
Enzo Biochem, Inc.*	1,632	8,307
Fluidigm Corp.(x)*	9,781	78,346
ICON plc*	3,956	306,076
INC Research Holdings, Inc., Class A*	1,829	81,537
Luminex Corp.*	735	16,699
Medpace Holdings, Inc.*	254	7,584
NanoString Technologies, Inc.*	649	12,967
NeoGenomics, Inc.*	2,216	18,216
Pacific Biosciences of California, Inc.(x)*	3,345	29,971
PAREXEL International Corp.*	6,950	482,677
Patheon N.V.*	3,544	105,009
PerkinElmer, Inc.	1,012	56,783
PRA Health Sciences, Inc.*	1,074	60,692
Quintiles Transnational Holdings, Inc.*	4,957	401,813
VWR Corp.*	202	5,729

		2,231,315

Pharmaceuticals (2.6%)
AcelRx Pharmaceuticals, Inc.(x)*	1,509	5,870
Aclaris Therapeutics, Inc.(x)*	5,850	149,819
Aerie Pharmaceuticals, Inc.(x)*	1,057	39,891
Agile Therapeutics, Inc.(x)*	459	3,204
Akorn, Inc.*	17,372	473,560
Allergan plc*	1,643	378,399
Amphastar Pharmaceuticals, Inc.*	1,557	29,536
Ampio Pharmaceuticals, Inc.(x)*	1,878	1,390
ANI Pharmaceuticals, Inc.(x)*	330	21,896
Aratana Therapeutics, Inc.*	26,845	251,269
Axsome Therapeutics, Inc.(x)*	446	3,514
Bio-Path Holdings, Inc.(x)*	3,588	5,023
Catalent, Inc.*	4,389	113,412
Cempra, Inc.(x)*	1,808	43,754
Clearside Biomedical, Inc.	290	5,032
Collegium Pharmaceutical, Inc.(x)*	8,379	161,380
Corcept Therapeutics, Inc.(x)*	3,269	21,249
Corium International, Inc.(x)*	14,425	81,069
Depomed, Inc.*†	2,687	67,148
Dermira, Inc.*	1,082	36,593
Durect Corp.(x)*	4,817	6,696
Eisai Co., Ltd.	5,000	312,504
Flex Pharma, Inc.(x)*	257	3,027
Foamix Pharmaceuticals Ltd.*	4,400	40,744
GW Pharmaceuticals plc (ADR)(x)*	955	126,757
Heska Corp.*	267	14,533
Horizon Pharma plc(x)*	7,108	128,868
Impax Laboratories, Inc.*	16,443	389,698
Innoviva, Inc.(x)*	3,261	35,838
Intersect ENT, Inc.*	1,106	17,519
Intra-Cellular Therapies, Inc.*	1,515	23,089
Lipocine, Inc.(x)*	703	3,135
Medicines Co.(x)*	6,180	233,233
MyoKardia, Inc.(x)*	482	7,876
Nektar Therapeutics*	5,746	98,716
Neos Therapeutics, Inc.(x)*	5,082	33,440
Ocular Therapeutix, Inc.(x)*	626	4,301
Omeros Corp.*	1,023	11,417
Ono Pharmaceutical Co., Ltd.	11,835	328,594
Pacira Pharmaceuticals, Inc.*	1,587	54,307
Paratek Pharmaceuticals, Inc.*	506	6,583
Phibro Animal Health Corp., Class A	735	19,977
Prestige Brands Holdings, Inc.*	2,347	113,290
Reata Pharmaceuticals, Inc., Class A(x)*	238	6,274
Revance Therapeutics, Inc.(x)*	12,319	199,691
SciClone Pharmaceuticals, Inc.*	2,239	22,950
Sucampo Pharmaceuticals, Inc., Class A*	1,069	13,159
Supernus Pharmaceuticals, Inc.*	2,062	50,993
Teligent, Inc.(x)*	1,783	13,551
TherapeuticsMD, Inc.(x)*	32,370	220,440
Theravance Biopharma, Inc.(x)*	1,594	57,767
Titan Pharmaceuticals, Inc.(x)*	765	4,498
WaVe Life Sciences Ltd.*	252	8,182

		4,504,655

Total Health Care		34,525,895

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (16.6%)
Aerospace & Defense (2.4%)
Aerojet Rocketdyne Holdings, Inc.*	1,343	$23,610
Aerovironment, Inc.*	143	3,491
Astronics Corp.*	12,434	560,152
B/E Aerospace, Inc.	4,616	238,463
BWX Technologies, Inc.	4,146	159,082
Cubic Corp.	200	9,362
Curtiss-Wright Corp.	1,419	129,285
DigitalGlobe, Inc.*	19,018	522,995
HEICO Corp.	861	59,581
HEICO Corp., Class A	1,752	106,014
Hexcel Corp.	14,791	655,240
Huntington Ingalls Industries, Inc.	1,731	265,570
KEYW Holding Corp.(x)*	27,303	301,425
Mercury Systems, Inc.*	13,635	335,012
Moog, Inc., Class A*	146	8,693
National Presto Industries, Inc.	24	2,107
Sparton Corp.*	27	709
Spirit AeroSystems Holdings, Inc., Class A*	3,037	135,268
TASER International, Inc.(x)*	2,332	66,719
Teledyne Technologies, Inc.*	428	46,194
TransDigm Group, Inc.*	1,434	414,598
Vectrus, Inc.*	92	1,401

		4,044,971

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	325	4,664
Echo Global Logistics, Inc.*	3,102	71,532
Expeditors International of Washington, Inc.	7,092	365,379
Forward Air Corp.	1,349	58,358
Hub Group, Inc., Class A*	1,441	58,735
Radiant Logistics, Inc.*	1,464	4,158

		562,826

Airlines (0.7%)
Alaska Air Group, Inc.	4,378	288,335
Allegiant Travel Co.	3,101	409,549
Hawaiian Holdings, Inc.*	2,332	113,335
JetBlue Airways Corp.*	1,076	18,550
Spirit Airlines, Inc.*	7,507	319,273
Virgin America, Inc.*	810	43,343

		1,192,385

Building Products (1.8%)
A.O. Smith Corp.	6,292	621,587
AAON, Inc.	1,799	51,847
Advanced Drainage Systems, Inc.	1,485	35,729
Allegion plc	4,266	293,970
American Woodmark Corp.*	612	49,309
Apogee Enterprises, Inc.	1,280	57,203
Armstrong Flooring, Inc.*	61	1,152
Builders FirstSource, Inc.*	3,695	42,529
Caesarstone Ltd.(x)*	1,048	39,520
Continental Building Products, Inc.*	1,551	32,555
Fortune Brands Home & Security, Inc.	11,695	679,480
Gibraltar Industries, Inc.*	899	33,398
Griffon Corp.	1,111	18,898
Insteel Industries, Inc.	756	27,397
Lennox International, Inc.	4,795	752,960
Masonite International Corp.*	1,319	82,002
NCI Building Systems, Inc.*	1,175	17,143
Patrick Industries, Inc.*	643	39,815
PGT, Inc.*	2,113	22,546
Ply Gem Holdings, Inc.*	904	12,077
Quanex Building Products Corp.	117	2,019
Simpson Manufacturing Co., Inc.	1,828	80,341
Trex Co., Inc.*	1,308	76,806
Universal Forest Products, Inc.	762	75,049

		3,145,332

Commercial Services & Supplies (2.0%)
Aqua Metals, Inc.(x)*	448	3,969
Brady Corp., Class A	1,532	53,023
Brink’s Co.	1,982	73,493
Clean Harbors, Inc.*	188	9,020
Copart, Inc.*	4,346	232,772
Covanta Holding Corp.(x)	5,160	79,412
Deluxe Corp.	2,161	144,398
G&K Services, Inc., Class A	635	60,636
Healthcare Services Group, Inc.	3,106	122,935
Heritage-Crystal Clean, Inc.*	289	3,838
Herman Miller, Inc.	2,615	74,789
HNI Corp.	1,997	79,481
InnerWorkings, Inc.*	1,569	14,780
Interface, Inc.	15,485	258,445
KAR Auction Services, Inc.	6,116	263,967
Kimball International, Inc., Class B	1,351	17,482
Knoll, Inc.	2,149	49,105
Matthews International Corp., Class A	1,411	85,732
Mobile Mini, Inc.	12,183	367,927
MSA Safety, Inc.	935	54,267
Multi-Color Corp.	602	39,732
Pitney Bowes, Inc.	8,378	152,144
Quad/Graphics, Inc.	667	17,822
R.R. Donnelley & Sons Co.	6,265	98,486
Rollins, Inc.	4,248	124,381
SP Plus Corp.*	654	16,723
Steelcase, Inc., Class A	22,189	308,205
Team, Inc.*	1,281	41,902
Tetra Tech, Inc.	417	14,791
U.S. Ecology, Inc.	10,958	491,357
UniFirst Corp.	63	8,307
Viad Corp.	504	18,582
West Corp.	325	7,176

		3,389,079

Construction & Engineering (0.3%)
Argan, Inc.	590	34,922
Comfort Systems USA, Inc.	1,638	48,010
Dycom Industries, Inc.*	1,363	111,467
EMCOR Group, Inc.	448	26,710
Granite Construction, Inc.	1,319	65,607
Great Lakes Dredge & Dock Corp.*	150	525
IES Holdings, Inc.*	308	5,479
MasTec, Inc.*	2,922	86,900
NV5 Global, Inc.*	214	6,914
Primoris Services Corp.	1,773	36,524
Quanta Services, Inc.*	1,736	48,591
Tutor Perini Corp.*	256	5,496
Valmont Industries, Inc.	788	106,041

		583,186

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	262	4,954
AMETEK, Inc.	5,568	266,039
Atkore International Group, Inc.	315	5,903
AZZ, Inc.	1,122	73,233
Energous Corp.(x)*	637	12,492
EnerSys, Inc.	566	39,162
Generac Holdings, Inc.*	3,010	109,263
General Cable Corp.	2,050	30,709
Hubbell, Inc.	1,565	168,613
Plug Power, Inc.(x)*	4,228	7,230
Power Solutions International, Inc.(x)*	200	2,050

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Vicor Corp.*	594	$6,890

		726,538

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	5,124	525,568
Raven Industries, Inc.	984	22,662

		548,230

Machinery (4.3%)
Actuant Corp., Class A	1,242	28,864
Alamo Group, Inc.	92	6,062
Albany International Corp., Class A	161	6,823
Altra Industrial Motion Corp.	10,127	293,379
Astec Industries, Inc.	398	23,828
Blue Bird Corp.(x)*	198	2,893
CLARCOR, Inc.	2,100	136,500
Donaldson Co., Inc.	5,197	194,004
Douglas Dynamics, Inc.	826	26,382
Energy Recovery, Inc.(x)*	1,520	24,290
EnPro Industries, Inc.	948	53,865
Flowserve Corp.	3,505	169,081
Franklin Electric Co., Inc.	1,936	78,815
Global Brass & Copper Holdings, Inc.	855	24,701
Gorman-Rupp Co.	666	17,056
Graco, Inc.	2,452	181,448
Hillenbrand, Inc.	2,741	86,725
Hyster-Yale Materials Handling, Inc.	113	6,795
IDEX Corp.	8,624	806,948
John Bean Technologies Corp.	1,271	89,669
Kadant, Inc.	65	3,387
Kennametal, Inc.	9,300	269,886
Lincoln Electric Holdings, Inc.	7,357	460,695
Lindsay Corp.(x)	419	30,998
Lydall, Inc.*	733	37,478
Manitowoc Foodservice, Inc.*	2,454	39,804
Middleby Corp.*	11,613	1,435,599
Milacron Holdings Corp.*	547	8,730
Miller Industries, Inc.	51	1,162
Mueller Industries, Inc.	1,783	57,805
Mueller Water Products, Inc., Class A	7,032	88,252
Navistar International Corp.*	134	3,067
Nordson Corp.	6,452	642,813
Omega Flex, Inc.	126	4,859
Proto Labs, Inc.*	1,087	65,122
RBC Bearings, Inc.*	1,022	78,163
Rexnord Corp.*	2,810	60,162
Snap-on, Inc.	1,882	285,989
Standex International Corp.	411	38,170
Sun Hydraulics Corp.	1,009	32,560
Supreme Industries, Inc., Class A	331	6,388
Tennant Co.	753	48,794
Toro Co.	4,735	221,787
Wabash National Corp.*	773	11,008
WABCO Holdings, Inc.*	2,371	269,180
Wabtec Corp.	3,821	311,985
Watts Water Technologies, Inc., Class A	1,140	73,918
Woodward, Inc.	2,337	146,016
Xylem, Inc.	4,140	217,143

		7,209,048

Marine (0.1%)
Kirby Corp.*	1,123	69,805
Matson, Inc.	852	33,978

		103,783

Professional Services (1.5%)
Advisory Board Co.*	11,573	517,776
Barrett Business Services, Inc.	315	15,627
CEB, Inc.	1,459	79,472
Dun & Bradstreet Corp.	652	89,076
Exponent, Inc.	1,128	57,596
Franklin Covey Co.*	344	6,127
FTI Consulting, Inc.*	144	6,417
GP Strategies Corp.*	543	13,369
Hill International, Inc.*	558	2,572
Huron Consulting Group, Inc.*	3,514	209,997
IHS Markit Ltd.*	14,066	528,177
Insperity, Inc.	730	53,027
Kforce, Inc.	1,114	22,826
Korn/Ferry International	1,486	31,206
Mistras Group, Inc.*	756	17,743
On Assignment, Inc.*	2,250	81,653
Robert Half International, Inc.	5,655	214,098
TransUnion*	11,628	401,166
TriNet Group, Inc.*	1,851	40,037
TrueBlue, Inc.*	114	2,583
WageWorks, Inc.*	1,614	98,309

		2,488,854

Road & Rail (0.8%)
AMERCO	169	54,795
Avis Budget Group, Inc.*	3,713	127,022
Genesee & Wyoming, Inc., Class A*	5,212	359,367
Heartland Express, Inc.	2,198	41,498
Hertz Global Holdings, Inc.*	631	25,341
Knight Transportation, Inc.	14,268	409,349
Landstar System, Inc.	1,925	131,054
Old Dominion Freight Line, Inc.*	1,867	128,095
Swift Transportation Co.(x)*	3,296	70,765
Universal Logistics Holdings, Inc.	183	2,456
YRC Worldwide, Inc.*	234	2,883

		1,352,625

Trading Companies & Distributors (1.7%)
AerCap Holdings N.V.*	9,681	372,622
Air Lease Corp.	2,112	60,361
Applied Industrial Technologies, Inc.	698	32,625
Beacon Roofing Supply, Inc.*	9,940	418,175
BMC Stock Holdings, Inc.*	2,064	36,595
Fastenal Co.	12,187	509,172
GMS, Inc.*	312	6,936
H&E Equipment Services, Inc.	1,320	22,123
HD Supply Holdings, Inc.*	8,937	285,805
Herc Holdings, Inc.*	210	7,077
Kaman Corp.	93	4,085
Lawson Products, Inc.*	161	2,855
MSC Industrial Direct Co., Inc., Class A	876	64,307
Neff Corp., Class A*	85	808
Real Industry, Inc.*	1,132	6,928
SiteOne Landscape Supply, Inc.*	508	18,252
United Rentals, Inc.*	3,349	262,863
Univar, Inc.*	14,790	323,162
Watsco, Inc.	3,852	542,746

		2,977,497

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	528	7,091

Total Industrials		28,331,445

Information Technology (24.2%)
Communications Equipment (1.7%)
ADTRAN, Inc.	1,395	26,700
Aerohive Networks, Inc.*	944	5,749
Arista Networks, Inc.(x)*	11,429	972,378
ARRIS International plc*	1,908	54,054
CalAmp Corp.*	1,595	22,250

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ciena Corp.*	6,053	$131,952
Clearfield, Inc.(x)*	502	9,438
CommScope Holding Co., Inc.*	5,686	171,205
Extreme Networks, Inc.*	4,527	20,326
Finisar Corp.*	8,500	253,300
Infinera Corp.*	4,331	39,109
InterDigital, Inc.	1,528	121,018
Ixia*	17,013	212,663
Lumentum Holdings, Inc.*	2,226	92,980
NETGEAR, Inc.*	948	57,345
Oclaro, Inc.*	3,706	31,686
Plantronics, Inc.	1,537	79,863
ShoreTel, Inc.*	14,163	113,304
Silicom Ltd.	61	2,525
Sonus Networks, Inc.*	266	2,069
Ubiquiti Networks, Inc.(x)*	1,145	61,258
ViaSat, Inc.*	4,857	362,575

		2,843,747

Electronic Equipment, Instruments & Components (1.4%)
Badger Meter, Inc.	1,238	41,485
Belden, Inc.	1,861	128,390
CDW Corp.	7,230	330,628
Cognex Corp.	6,825	360,771
Coherent, Inc.*	1,069	118,167
DTS, Inc.	763	32,458
ePlus, Inc.*	201	18,976
Fabrinet*	1,541	68,713
FARO Technologies, Inc.*	2,608	93,758
Fitbit, Inc., Class A(x)*	4,559	67,656
II-VI, Inc.*	737	17,931
IPG Photonics Corp.*	1,321	108,784
Itron, Inc.*	1,473	82,134
Littelfuse, Inc.	977	125,847
Mesa Laboratories, Inc.	132	15,096
Methode Electronics, Inc.	1,472	51,476
MTS Systems Corp.	657	30,242
National Instruments Corp.	3,610	102,524
Novanta, Inc.*	359	6,229
RadiSys Corp.*	1,453	7,766
Rogers Corp.*	274	16,736
Trimble Navigation Ltd.*	8,842	252,528
Universal Display Corp.*	1,830	101,583
VeriFone Systems, Inc.*	4,954	77,976
Zebra Technologies Corp., Class A*	1,879	130,797

		2,388,651

Internet Software & Services (4.3%)
2U, Inc.(x)*	26,417	1,011,507
Alarm.com Holdings, Inc.(x)*	13,454	388,282
Amber Road, Inc.*	648	6,253
Angie’s List, Inc.(x)*	1,928	19,106
Apigee Corp.(x)*	662	11,519
Appfolio, Inc., Class A(x)*	235	4,568
Bazaarvoice, Inc.*	34,300	202,713
Benefitfocus, Inc.(x)*	565	22,555
Blucora, Inc.*	346	3,875
Box, Inc., Class A(x)*	2,128	33,537
Brightcove, Inc.*	1,400	18,270
Carbonite, Inc.(x)*	787	12,088
Care.com, Inc.*	682	6,793
ChannelAdvisor Corp.*	986	12,749
Cimpress N.V.(x)*	1,110	112,310
CommerceHub, Inc.*	330	5,238
comScore, Inc.*	2,131	65,336
Cornerstone OnDemand, Inc.*	2,223	102,147
CoStar Group, Inc.*	6,984	1,512,246
Cvent, Inc.*	1,329	42,143
DHI Group, Inc.*	2,172	17,137
EarthLink Holdings Corp.	4,557	28,253
Endurance International Group Holdings, Inc.(x)*	2,623	22,951
Envestnet, Inc.*	12,430	453,074
Everyday Health, Inc.*	818	6,290
Five9, Inc.*	1,457	22,846
GoDaddy, Inc., Class A(x)*	14,475	499,822
Gogo, Inc.(x)*	2,480	27,379
GrubHub, Inc.*	3,559	153,001
GTT Communications, Inc.*	1,160	27,295
Hortonworks, Inc.(x)*	1,754	14,646
IAC/InterActiveCorp	2,449	152,989
inContact, Inc.*	2,465	34,461
Instructure, Inc.(x)*	451	11,442
Intralinks Holdings, Inc.*	88	885
j2 Global, Inc.	2,087	139,015
LivePerson, Inc.*	2,601	21,874
LogMeIn, Inc.	1,111	100,423
Match Group, Inc.(x)*	1,275	22,682
MeetMe, Inc.*	1,561	9,678
MINDBODY, Inc., Class A(x)*	622	12,229
New Relic, Inc.*	965	36,979
NIC, Inc.	2,853	67,046
Nutanix, Inc., Class A*	2,565	94,905
Pandora Media, Inc.(x)*	29,250	419,153
Q2 Holdings, Inc.*	2,127	60,960
Quotient Technology, Inc.(x)*	2,707	36,030
Rackspace Hosting, Inc.*	4,714	149,387
Reis, Inc.	217	4,440
Shutterstock, Inc.*	866	55,164
SPS Commerce, Inc.*	725	53,222
Stamps.com, Inc.(x)*	715	67,575
TechTarget, Inc.*	222	1,789
Trade Desk, Inc., Class A(x)*	200	5,842
TrueCar, Inc.(x)*	2,374	22,411
Twilio, Inc., Class A*	403	25,937
Web.com Group, Inc.*	1,917	33,107
WebMD Health Corp.(x)*	1,638	81,409
Xactly Corp.*	990	14,573
XO Group, Inc.*	1,123	21,708
Yelp, Inc.*	2,332	97,244
Zillow Group, Inc., Class A(x)*	1,582	54,500
Zillow Group, Inc., Class C(x)*	18,633	645,633

		7,420,621

IT Services (2.8%)
Acxiom Corp.*	1,674	44,612
ALJ Regional Holdings, Inc.(x)*	860	4,042
Black Knight Financial Services, Inc., Class A*	1,033	42,250
Blackhawk Network Holdings, Inc.*	2,427	73,223
Booz Allen Hamilton Holding Corp.	4,746	150,021
Broadridge Financial Solutions, Inc.	5,232	354,677
Cardtronics plc, Class A*	1,958	87,327
Cass Information Systems, Inc.	272	15,409
Convergys Corp.	1,978	60,171
CoreLogic, Inc.*	2,314	90,755
CSG Systems International, Inc.	1,429	59,061
CSRA, Inc.	7,258	195,240
DST Systems, Inc.	1,459	172,045
EPAM Systems, Inc.*	5,799	401,928
Euronet Worldwide, Inc.*	2,249	184,036
EVERTEC, Inc.	2,293	38,477
ExlService Holdings, Inc.*	1,437	71,620
Forrester Research, Inc.	419	16,299
Gartner, Inc.*	3,552	314,174
Genpact Ltd.*	6,690	160,226
Hackett Group, Inc.	996	16,454

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Information Services Group, Inc.*	1,356	$5,410
Jack Henry & Associates, Inc.	3,489	298,484
Leidos Holdings, Inc.	2,946	127,503
Lionbridge Technologies, Inc.*	2,809	14,045
MAXIMUS, Inc.	2,861	161,818
NeuStar, Inc., Class A(x)*	691	18,374
PayPal Holdings, Inc.*	5,769	236,356
Perficient, Inc.*	1,111	22,387
PFSweb, Inc.*	457	4,081
Planet Payment, Inc.(x)*	1,844	6,841
Sabre Corp.	9,205	259,397
Science Applications International Corp.	1,868	129,583
ServiceSource International, Inc.*	1,405	6,856
Square, Inc., Class A*	2,279	26,573
Syntel, Inc.*	1,426	59,764
TeleTech Holdings, Inc.	722	20,931
Teradata Corp.*	5,749	178,219
Travelport Worldwide Ltd.	3,780	56,813
Unisys Corp.(x)*	1,302	12,681
Vantiv, Inc., Class A*	6,056	340,771
Virtusa Corp.*	1,294	31,936
WEX, Inc.*	1,713	185,158

		4,756,028

Semiconductors & Semiconductor Equipment (3.5%)
Acacia Communications, Inc.(x)*	231	23,858
Advanced Energy Industries, Inc.*	1,656	78,362
Advanced Micro Devices, Inc.*	15,848	109,510
Ambarella, Inc.(x)*	570	41,958
Applied Micro Circuits Corp.*	3,323	23,095
Cabot Microelectronics Corp.	144	7,619
Cavium, Inc.*	9,983	581,010
CEVA, Inc.*	866	30,371
Cirrus Logic, Inc.*	8,027	426,635
Cree, Inc.(x)*	1,612	41,461
Entegris, Inc.*	3,925	68,374
Exar Corp.*	273	2,542
FormFactor, Inc.*	1,725	18,716
Impinj, Inc.*	150	5,613
Inphi Corp.*	1,775	77,230
Integrated Device Technology, Inc.*	25,829	596,649
Intersil Corp., Class A	19,200	421,056
Lattice Semiconductor Corp.*	70,044	454,586
MACOM Technology Solutions Holdings, Inc.*	11,025	466,799
MaxLinear, Inc., Class A*	2,470	50,067
Mellanox Technologies Ltd.*	3,835	165,864
Micron Technology, Inc.*	18,655	331,686
Microsemi Corp.*	12,359	518,831
MKS Instruments, Inc.	126	6,266
Monolithic Power Systems, Inc.	1,715	138,058
Nanometrics, Inc.*	17,035	380,562
NeoPhotonics Corp.*	216	3,529
NVE Corp.	94	5,540
ON Semiconductor Corp.*	36,970	455,470
PDF Solutions, Inc.*	1,049	19,060
Power Integrations, Inc.	1,211	76,329
Rambus, Inc.*	1,232	15,400
Semtech Corp.*	2,854	79,141
Silicon Laboratories, Inc.*	1,823	107,192
Synaptics, Inc.*	1,543	90,389
Tessera Technologies, Inc.	1,410	54,200

		5,973,028

Software (9.8%)
8x8, Inc.*	3,894	60,084
A10 Networks, Inc.*	1,909	20,407
ACI Worldwide, Inc.*	5,080	98,450
American Software, Inc., Class A	1,111	12,332
ANSYS, Inc.*	1,011	93,629
Aspen Technology, Inc.*	9,559	447,266
Atlassian Corp. plc, Class A(x)*	19,919	596,972
AVG Technologies N.V.*	1,802	45,068
Barracuda Networks, Inc.*	961	24,486
Blackbaud, Inc.	2,084	138,253
Bottomline Technologies de, Inc.*	15,782	367,878
BroadSoft, Inc.*	8,602	400,423
Cadence Design Systems, Inc.*	30,986	791,073
Callidus Software, Inc.*	26,623	488,532
CommVault Systems, Inc.*	1,707	90,693
CyberArk Software Ltd.*	6,670	330,632
Digimarc Corp.*	327	12,540
Ebix, Inc.(x)	1,168	66,401
Ellie Mae, Inc.*	1,442	151,843
EnerNOC, Inc.(x)*	968	5,237
Epiq Systems, Inc.	504	8,311
Exa Corp.(x)*	595	9,550
Fair Isaac Corp.	1,368	170,439
FireEye, Inc.(x)*	1,556	22,920
Fleetmatics Group plc*	1,730	103,765
Fortinet, Inc.*	14,509	535,817
Gigamon, Inc.*	1,432	78,474
Globant S.A.(x)*	1,137	47,890
Guidance Software, Inc.*	777	4,631
Guidewire Software, Inc.*	24,483	1,468,491
HubSpot, Inc.*	12,023	692,765
Imperva, Inc.*	1,226	65,848
Infoblox, Inc.*	2,611	68,852
Interactive Intelligence Group, Inc.*	769	46,248
Jive Software, Inc.*	2,466	10,505
Manhattan Associates, Inc.*	3,201	184,442
MicroStrategy, Inc., Class A*	223	37,339
Mitek Systems, Inc.*	1,295	10,736
MobileIron, Inc.*	2,059	5,662
Mobileye N.V.*	14,771	628,801
Model N, Inc.*	861	9,566
Monotype Imaging Holdings, Inc.	1,752	38,737
NetSuite, Inc.*	1,766	195,479
Nuance Communications, Inc.*	7,500	108,750
Park City Group, Inc.(x)*	425	5,015
Paycom Software, Inc.(x)*	1,942	97,352
Paylocity Holding Corp.(x)*	11,950	531,297
Pegasystems, Inc.	1,563	46,093
Progress Software Corp.*	306	8,323
Proofpoint, Inc.(x)*	5,704	426,944
PROS Holdings, Inc.*	1,098	24,826
PTC, Inc.*	2,245	99,476
Qualys, Inc.*	1,198	45,752
Rapid7, Inc.(x)*	856	15,108
RealPage, Inc.*	2,308	59,316
RingCentral, Inc., Class A*	2,588	61,232
Rosetta Stone, Inc.(x)*	623	5,283
Rubicon Project, Inc.*	645	5,341
Sapiens International Corp. N.V.	1,065	13,600
ServiceNow, Inc.*	8,556	677,207
Silver Spring Networks, Inc.*	1,438	20,391
Splunk, Inc.*	12,126	711,554
SS&C Technologies Holdings, Inc.	25,226	811,016
Synchronoss Technologies, Inc.*	1,818	74,865
Synopsys, Inc.*	638	37,865
Tableau Software, Inc., Class A*	2,438	134,748
Take-Two Interactive Software, Inc.*	13,317	600,330
TiVo Corp.*	1,641	31,967
TubeMogul, Inc.(x)*	960	8,995
Tyler Technologies, Inc.*	1,459	249,825

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Ultimate Software Group, Inc.*	6,283	$1,284,183
Varonis Systems, Inc.*	467	14,057
VASCO Data Security International, Inc.*	1,240	21,836
VirnetX Holding Corp.(x)*	2,060	6,304
Workday, Inc., Class A*	11,105	1,018,217
Workiva, Inc.(x)*	955	17,314
Zendesk, Inc.*	26,600	816,886
Zix Corp.*	2,472	10,135

		16,788,870

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.(x)*	4,721	84,742
Avid Technology, Inc.*	851	6,757
CPI Card Group, Inc.(x)	625	3,775
Cray, Inc.*	1,777	41,831
Diebold, Inc.	1,012	25,087
Eastman Kodak Co.*	711	10,665
Electronics for Imaging, Inc.*	2,039	99,748
Immersion Corp.(x)*	411	3,354
NCR Corp.*	5,486	176,594
Nimble Storage, Inc.*	2,741	24,203
Pure Storage, Inc., Class A(x)*	53,287	722,039
Silicon Graphics International Corp.*	1,419	10,926
Stratasys Ltd.(x)*	1,011	24,355
Super Micro Computer, Inc.*	367	8,577
USA Technologies, Inc.(x)*	1,408	7,892

		1,250,545

Total Information Technology		41,421,490

Materials (4.1%)
Chemicals (2.2%)
Axalta Coating Systems Ltd.*	7,316	206,823
Balchem Corp.	1,386	107,457
Chase Corp.	312	21,565
Chemtura Corp.*	1,440	47,246
Chermours Co.	6,723	107,568
Codexis, Inc.*	1,363	6,052
Ferro Corp.*	3,661	50,558
Flotek Industries, Inc.(x)*	2,289	33,282
GCP Applied Technologies, Inc.*	2,640	74,765
H.B. Fuller Co.	7,964	370,087
Hawkins, Inc.	64	2,773
Ingevity Corp.*	7,968	367,325
Innophos Holdings, Inc.	752	29,351
KMG Chemicals, Inc.	176	4,986
Koppers Holdings, Inc.*	716	23,041
Minerals Technologies, Inc.	825	58,319
NewMarket Corp.	304	130,513
OMNOVA Solutions, Inc.*	1,186	10,010
Platform Specialty Products Corp.(x)*	35,790	290,257
PolyOne Corp.	16,349	552,759
Quaker Chemical Corp.	418	44,279
Rayonier Advanced Materials, Inc.(x)	1,139	15,228
RPM International, Inc.	5,791	311,093
Scotts Miracle-Gro Co., Class A	1,847	153,800
Sensient Technologies Corp.	1,979	150,008
Stepan Co.	88	6,394
Trecora Resources*	842	9,616
Trinseo S.A.	1,272	71,944
Valhi, Inc.	386	888
Valspar Corp.	3,486	369,760
W.R. Grace & Co.	1,735	128,043

		3,755,790

Construction Materials (0.4%)
Eagle Materials, Inc.	2,075	160,398
Headwaters, Inc.*	3,221	54,499
Martin Marietta Materials, Inc.	2,175	389,564
Summit Materials, Inc., Class A*	3,353	62,198
U.S. Concrete, Inc.(x)*	639	29,436
United States Lime & Minerals, Inc.	8	528

		696,623

Containers & Packaging (1.2%)
AEP Industries, Inc.	167	18,265
AptarGroup, Inc.	699	54,110
Avery Dennison Corp.	3,731	290,234
Bemis Co., Inc.	604	30,810
Berry Plastics Group, Inc.*	5,374	235,650
Crown Holdings, Inc.*	5,980	341,398
Graphic Packaging Holding Co.	9,939	139,047
Multi Packaging Solutions International Ltd.*	927	13,358
Myers Industries, Inc.	1,057	13,730
Owens-Illinois, Inc.*	7,159	131,654
Packaging Corp. of America	4,151	337,310
Sealed Air Corp.	8,728	399,918
Silgan Holdings, Inc.	1,809	91,517

		2,097,001

Metals & Mining (0.1%)
Century Aluminum Co.*	122	848
Coeur Mining, Inc.*	4,964	58,724
Gold Resource Corp.	1,734	12,866
Kaiser Aluminum Corp.	254	21,968
Royal Gold, Inc.	192	14,867
Steel Dynamics, Inc.	1,552	38,784
Worthington Industries, Inc.	1,991	95,629

		243,686

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,465	37,211
Clearwater Paper Corp.*	791	51,154
Deltic Timber Corp.	471	31,901
KapStone Paper and Packaging Corp.	247	4,673
Louisiana-Pacific Corp.*	5,922	111,511
Neenah Paper, Inc.	731	57,756
Schweitzer-Mauduit International, Inc.	248	9,563

		303,769

Total Materials		7,096,869

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Acadia Realty Trust (REIT)	676	24,498
Alexander’s, Inc. (REIT)	85	35,666
Alexandria Real Estate Equities, Inc. (REIT)	328	35,677
American Assets Trust, Inc. (REIT)	613	26,592
Armada Hoffler Properties, Inc. (REIT)	1,218	16,321
Care Capital Properties, Inc. (REIT)	380	10,830
CareTrust REIT, Inc. (REIT)	2,536	37,482
Chesapeake Lodging Trust (REIT)	707	16,190
City Office REIT, Inc. (REIT)(x)	620	7,893
CoreSite Realty Corp. (REIT)	4,285	317,261
CubeSmart (REIT)	5,381	146,686
CyrusOne, Inc. (REIT)	2,767	131,626
DuPont Fabros Technology, Inc. (REIT)	3,300	136,125
EastGroup Properties, Inc. (REIT)	1,393	102,469
Education Realty Trust, Inc. (REIT)	379	16,350
Empire State Realty Trust, Inc. (REIT), Class A	3,312	69,386
Equinix, Inc. (REIT)	1,691	609,183

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Equity LifeStyle Properties, Inc. (REIT)	3,400	$262,412
FelCor Lodging Trust, Inc. (REIT)	5,200	33,436
First Industrial Realty Trust, Inc. (REIT)	1,130	31,889
Four Corners Property Trust, Inc. (REIT)	1,182	25,212
Gaming and Leisure Properties, Inc. (REIT)	8,313	278,070
Geo Group, Inc. (REIT)(x)	727	17,288
Gramercy Property Trust (REIT)	2,782	26,818
Healthcare Trust of America, Inc. (REIT), Class A	4,411	143,887
Iron Mountain, Inc. (REIT)	11,568	434,147
iStar, Inc. (REIT)*	3,164	33,950
Lamar Advertising Co. (REIT), Class A	3,644	237,990
Life Storage, Inc. (REIT)	1,336	118,824
LTC Properties, Inc. (REIT)	1,443	75,022
Medical Properties Trust, Inc. (REIT)	3,568	52,699
Monmouth Real Estate Investment Corp. (REIT)	481	6,864
National Health Investors, Inc. (REIT)	1,652	129,649
National Storage Affiliates Trust (REIT)	131	2,743
Omega Healthcare Investors, Inc. (REIT)	3,036	107,626
Outfront Media, Inc. (REIT)	976	23,082
Pennsylvania Real Estate Investment Trust (REIT)	861	19,829
Physicians Realty Trust (REIT)	3,087	66,494
Potlatch Corp. (REIT)	1,790	69,613
PS Business Parks, Inc. (REIT)	875	99,374
QTS Realty Trust, Inc. (REIT), Class A	2,077	109,769
Regency Centers Corp. (REIT)	745	57,730
Retail Opportunity Investments Corp. (REIT)	3,364	73,873
Rexford Industrial Realty, Inc. (REIT)	1,127	25,797
Ryman Hospitality Properties, Inc. (REIT)	1,898	91,408
Sabra Health Care REIT, Inc. (REIT)	448	11,281
Saul Centers, Inc. (REIT)	399	26,573
Senior Housing Properties Trust (REIT)	1,222	27,752
STAG Industrial, Inc. (REIT)	3,031	74,290
Tanger Factory Outlet Centers, Inc. (REIT)	3,761	146,529
Taubman Centers, Inc. (REIT)	1,288	95,840
Terreno Realty Corp. (REIT)	484	13,315
UMH Properties, Inc. (REIT)	279	3,326
Universal Health Realty Income Trust (REIT)	378	23,822
Urban Edge Properties (REIT)	3,974	111,828
Urstadt Biddle Properties, Inc. (REIT), Class A	1,151	25,575
Washington Prime Group, Inc. (REIT)	1,742	21,566
Washington Real Estate Investment Trust (REIT)	1,127	35,072

		5,012,499

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.	1,089	41,839
Altisource Portfolio Solutions S.A.(x)*	551	17,852
Consolidated-Tomoka Land Co.(x)	158	8,088
HFF, Inc., Class A	1,655	45,827
Kennedy-Wilson Holdings, Inc.	1,811	40,838
Marcus & Millichap, Inc.*	571	14,932
RMR Group, Inc., Class A	300	11,382

		180,758

Total Real Estate		5,193,257

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
Cogent Communications Holdings, Inc.	1,838	67,657
Consolidated Communications Holdings, Inc.	1,522	38,415
FairPoint Communications, Inc.*	875	13,151
General Communication, Inc., Class A*	1,553	21,354
Globalstar, Inc.(x)*	10,167	12,302
IDT Corp., Class B	455	7,844
Inteliquent, Inc.	1,442	23,274
Lumos Networks Corp.*	83	1,162
ORBCOMM, Inc.*	2,604	26,691
Straight Path Communications, Inc., Class B(x)*	391	10,014
Vonage Holdings Corp.*	815	5,387
Windstream Holdings, Inc.(x)	512	5,146
Zayo Group Holdings, Inc.*	7,252	215,456

		447,853

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	821	8,440
Shenandoah Telecommunications Co.	2,046	55,672

		64,112

Total Telecommunication Services		511,965

Utilities (0.3%)
Electric Utilities (0.1%)
ITC Holdings Corp.	3,303	153,523
MGE Energy, Inc.	711	40,179
Spark Energy, Inc., Class A(x)	219	6,379

		200,081

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	77	4,702
New Jersey Resources Corp.	318	10,449
Piedmont Natural Gas Co., Inc.	283	16,991
Southwest Gas Corp.	224	15,649
WGL Holdings, Inc.	119	7,461

		55,252

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	773	37,421
Pattern Energy Group, Inc.	2,338	52,582

		90,003

Water Utilities (0.1%)
American States Water Co.	1,066	42,694
California Water Service Group	1,257	40,337
Connecticut Water Service, Inc.	108	5,371
Global Water Resources, Inc.(x)	340	2,723
Middlesex Water Co.(x)	591	20,827
York Water Co.	493	14,622

		126,574

Total Utilities		471,910

Total Common Stocks (98.5%) (Cost $130,193,881)		168,548,405

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp. (Contingent Value Shares)(b)*†	6,078	$5,060

Total Health Care		5,060

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	535	1,204

Total Telecommunication Services		1,204

Total Rights (0.0%) (Cost $—)		6,264

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	2,249,558	2,249,558

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.3%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,000,117, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,040,000.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,500,063, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $1,530,001.(xx)	1,500,000	1,500,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $500,020, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $510,005.(xx)	500,000	500,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,917,723, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,975,971.(xx)	2,917,614	2,917,614
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $1,500,081, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $1,530,083.(xx)	1,500,000	1,500,000

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $2,040,000.(xx)	$2,000,000	$2,000,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $900,026, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $918,000.(xx)	900,000	900,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,500,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,530,031.(xx)	1,500,000	1,500,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,020,021.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		15,817,614

Total Short-Term Investments (10.6%) (Cost $18,067,172)		18,067,172

Total Investments (109.1%) (Cost $148,261,053)		186,621,841
Other Assets Less Liabilities (-9.1%)		(15,532,798)

Net Assets (100%)		$171,089,043

*	Non-income producing.

†	Securities (totaling $73,412 or 0.0% of net assets) held at fair value by management.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $15,772,559. This was secured by collateral of $15,817,614 which was received as cash and subsequently invested in short-term investments currently valued at $15,817,614, as reported in the Portfolio of Investments, and $380,997 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 2.750%, maturing 7/31/17-2/15/46.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1	December-16	$96,500	$97,405	$905
Russell 2000 Mini Index	2	December-16	250,986	249,660	(1,326)
S&P MidCap 400 E-Mini Index	3	December-16	472,751	464,880	(7,871)

					$(8,292)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)(b)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(c)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(d)	Total
Assets:
Common Stocks
Consumer Discretionary	$31,121,808	$363,445	$—	$31,485,253
Consumer Staples	5,911,411	—	—	5,911,411
Energy	4,353,866	—	—	4,353,866
Financials	9,245,044	—	—	9,245,044
Health Care	33,782,779	675,968	67,148	34,525,895
Industrials	28,331,445	—	—	28,331,445
Information Technology	41,421,490	—	—	41,421,490
Materials	7,096,869	—	—	7,096,869
Real Estate	5,193,257	—	—	5,193,257
Telecommunication Services	511,965	—	—	511,965
Utilities	471,910	—	—	471,910
Futures	905	—	—	905
Rights
Health Care	—	—	5,060	5,060
Telecommunication Services	—	—	1,204	1,204
Short-Term Investments
Investment Companies	2,249,558	—	—	2,249,558
Repurchase Agreements	—	15,817,614	—	15,817,614

Total Assets	$169,692,307	$16,857,027	$73,412	$186,622,746

Liabilities:
Futures	$(9,197)	$—	$—	$(9,197)

Total Liabilities	$(9,197)	$—	$—	$(9,197)

Total	$169,683,110	$16,857,027	$73,412	$186,613,549

(a)	A security with a market value of $10,446 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $1,587 transferred from Level 3 to Level 1 at the end of the period due to active trading.

(c)	A security with a market value of $34,870 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(d)	A security with a market value of $67,148 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,243,430
Aggregate gross unrealized depreciation	(6,712,911)

Net unrealized appreciation	$37,530,519

Federal income tax cost of investments	$149,091,322

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (1.4%)
BorgWarner, Inc.	32,208	$1,133,078
Cooper Tire & Rubber Co.	2,649	100,715
Cooper-Standard Holding, Inc.*	55	5,434
Dana, Inc.	7,119	110,985
Federal-Mogul Holdings Corp.*	1,330	12,781
Gentex Corp.	4,792	84,148
Goodyear Tire & Rubber Co.	30,931	999,071
Lear Corp.	609	73,823
Metaldyne Performance Group, Inc.	191	3,027
Modine Manufacturing Co.*	2,203	26,128
Motorcar Parts of America, Inc.*	63	1,813
Spartan Motors, Inc.	1,433	13,728
Standard Motor Products, Inc.	414	19,773
Strattec Security Corp.	134	4,730
Superior Industries International, Inc.	1,108	32,309
Tower International, Inc.	984	23,714

		2,645,257

Automobiles (0.2%)
Thor Industries, Inc.	5,174	438,238

Distributors (0.0%)
Weyco Group, Inc.	281	7,550

Diversified Consumer Services (0.3%)
American Public Education, Inc.*	739	14,640
Apollo Education Group, Inc.*	4,461	35,465
Ascent Capital Group, Inc., Class A*	590	13,670
Bridgepoint Education, Inc.*	774	5,317
Cambium Learning Group, Inc.*	552	2,997
Career Education Corp.*	3,086	20,954
Carriage Services, Inc.	85	2,010
Chegg, Inc.(x)*	2,164	15,343
DeVry Education Group, Inc.(x)	2,998	69,134
Graham Holdings Co., Class B	207	99,644
H&R Block, Inc.	10,818	250,438
Houghton Mifflin Harcourt Co.*	1,974	26,471
K12, Inc.*	1,555	22,314
Regis Corp.*	1,719	21,573
Sotheby’s, Inc.(x)	1,099	41,784
Strayer Education, Inc.*	301	14,051
Weight Watchers International, Inc.(x)*	104	1,073

		656,878

Hotels, Restaurants & Leisure (1.1%)
Aramark	23,864	907,547
Belmond Ltd., Class A*	4,004	50,891
Biglari Holdings, Inc.*	44	19,185
Caesars Acquisition Co., Class A(x)*	2,140	26,579
Caesars Entertainment Corp.(x)*	2,546	18,968
Carrols Restaurant Group, Inc.*	261	3,448
Century Casinos, Inc.*	432	2,985
Choice Hotels International, Inc.	489	22,044
Cracker Barrel Old Country Store, Inc.(x)	54	7,140
Del Frisco’s Restaurant Group, Inc.*	1,013	13,645
Del Taco Restaurants, Inc.(x)*	1,034	12,325
Denny’s Corp.*	1,204	12,871
DineEquity, Inc.	367	29,063
El Pollo Loco Holdings, Inc.(x)*	941	11,847
Eldorado Resorts, Inc.(x)*	156	2,193
Empire Resorts, Inc.(x)*	13	263
Extended Stay America, Inc.	2,973	42,217
Fiesta Restaurant Group, Inc.*	223	5,352
Fogo De Chao, Inc.*	207	2,188
Golden Entertainment, Inc.	349	4,352
Hyatt Hotels Corp., Class A*	1,078	53,059
International Game Technology plc	4,503	109,783
International Speedway Corp., Class A	1,301	43,479
Interval Leisure Group, Inc.	4,903	84,185
Intrawest Resorts Holdings, Inc.*	827	13,414
J Alexander’s Holdings, Inc.*	623	6,311
Jack in the Box, Inc.	345	33,099
Kona Grill, Inc.(x)*	181	2,275
La Quinta Holdings, Inc.*	3,207	35,854
Luby’s, Inc.*	857	3,677
Marcus Corp.	848	21,234
Marriott Vacations Worldwide Corp.	996	73,027
Monarch Casino & Resort, Inc.*	439	11,050
Noodles & Co.(x)*	173	823
Penn National Gaming, Inc.*	522	7,084
Pinnacle Entertainment, Inc.*	2,515	31,035
Red Lion Hotels Corp.*	538	4,487
Red Robin Gourmet Burgers, Inc.*	528	23,728
Red Rock Resorts, Inc., Class A	15,295	360,808
Ruby Tuesday, Inc.*	2,875	7,188
Speedway Motorsports, Inc.	510	9,109
Wendy’s Co.	4,322	46,678

		2,176,490

Household Durables (2.8%)
Bassett Furniture Industries, Inc.	238	5,534
Beazer Homes USA, Inc.*	1,445	16,849
CalAtlantic Group, Inc.	3,179	106,306
Century Communities, Inc.*	658	14,154
CSS Industries, Inc.	405	10,360
Flexsteel Industries, Inc.	265	13,706
GoPro, Inc., Class A(x)*	4,852	80,931
Green Brick Partners, Inc.*	1,069	8,830
Harman International Industries, Inc.	1,817	153,446
Hooker Furniture Corp.	450	11,021
Hovnanian Enterprises, Inc., Class A(x)*	5,536	9,356
KB Home	3,176	51,197
La-Z-Boy, Inc.	1,491	36,619
Lennar Corp., Class A	15,421	652,924
Lennar Corp., Class B	248	8,325
LGI Homes, Inc.(x)*	71	2,616
Libbey, Inc.	955	17,047
Lifetime Brands, Inc.	506	6,811
M.D.C. Holdings, Inc.	1,219	31,450
M/I Homes, Inc.*	941	22,179
Meritage Homes Corp.*	1,748	60,656
NACCO Industries, Inc., Class A	187	12,709
New Home Co., Inc.(x)*	357	3,809
Newell Brands, Inc.	37,942	1,998,025
NVR, Inc.*	290	475,562
PulteGroup, Inc.	11,692	234,308
Toll Brothers, Inc.*	3,967	118,455
TopBuild Corp.*	1,607	53,352
TRI Pointe Group, Inc.*	6,777	89,321
UCP, Inc., Class A*	290	2,555
WCI Communities, Inc.*	1,052	24,953
Whirlpool Corp.	4,938	800,745
William Lyon Homes, Class A(x)*	1,167	21,648
ZAGG, Inc.*	1,187	9,615

		5,165,374

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	859	7,877

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
FTD Cos., Inc.*	894	$18,390
Lands’ End, Inc.(x)*	629	9,121
Liberty Ventures*	5,204	207,483

		242,871

Leisure Products (0.1%)
Arctic Cat, Inc.(x)	373	5,778
Brunswick Corp.	812	39,609
Callaway Golf Co.	2,819	32,729
Escalade, Inc.	341	4,351
JAKKS Pacific, Inc.(x)*	777	6,713
Johnson Outdoors, Inc., Class A	230	8,365
Performance Sports Group Ltd.(x)*	1,946	7,901
Vista Outdoor, Inc.*	2,413	96,182

		201,628

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A	895	27,826
AMC Networks, Inc., Class A*	8,215	426,029
Carmike Cinemas, Inc.*	405	13,239
Clear Channel Outdoor Holdings, Inc., Class A	1,003	5,858
Daily Journal Corp.(x)*	19	4,161
Entercom Communications Corp., Class A	1,168	15,114
Eros International plc(x)*	1,269	19,441
EW Scripps Co., Class A*	2,828	44,965
Gannett Co., Inc.	5,673	66,034
Global Eagle Entertainment, Inc.(x)*	2,046	17,002
Gray Television, Inc.*	1,184	12,266
Hemisphere Media Group, Inc.*	43	548
John Wiley & Sons, Inc., Class A	2,176	112,303
Liberty Braves Group, Class A*	376	6,561
Liberty Braves Group, Class C*	1,413	24,558
Liberty Media Group, Class A*	898	25,728
Liberty Media Group, Class C*	1,855	52,200
Lions Gate Entertainment Corp.(x)	1,617	32,324
Live Nation Entertainment, Inc.*	2,683	73,729
Madison Square Garden Co., Class A*	831	140,780
MDC Partners, Inc., Class A(x)	1,715	18,385
Media General, Inc.*	5,242	96,610
Meredith Corp.	1,808	93,998
MSG Networks, Inc., Class A*	1,890	35,173
National CineMedia, Inc.	2,968	43,689
New Media Investment Group, Inc.	1,612	24,986
New York Times Co., Class A	43,514	519,991
Reading International, Inc., Class A*	615	8,210
Regal Entertainment Group, Class A(x)	2,804	60,987
Saga Communications, Inc., Class A	167	7,572
Salem Media Group, Inc.	459	2,699
Scholastic Corp.	1,255	49,397
TEGNA, Inc.	49,917	1,091,185
Time, Inc.	4,749	68,766
Townsquare Media, Inc., Class A(x)*	302	2,821
Tribune Media Co., Class A	3,426	125,118
tronc, Inc.*	626	10,567

		3,380,820

Multiline Retail (0.3%)
Dillard’s, Inc., Class A(x)	919	57,906
Fred’s, Inc., Class A	1,780	16,127
J.C. Penney Co., Inc.*	14,808	136,530
Nordstrom, Inc.(x)	7,645	396,623
Sears Holdings Corp.(x)*	590	6,761
Tuesday Morning Corp.*	2,101	12,564

		626,511

Specialty Retail (2.1%)
Aaron’s, Inc.	46,450	1,180,758
Abercrombie & Fitch Co., Class A	3,254	51,706
American Eagle Outfitters, Inc.(x)	1,032	18,432
America’s Car-Mart, Inc.(x)*	312	11,354
Ascena Retail Group, Inc.*	5,475	30,605
AutoNation, Inc.*	1,886	91,867
Barnes & Noble Education, Inc.*	1,882	18,011
Barnes & Noble, Inc.	2,991	33,798
Big 5 Sporting Goods Corp.	838	11,414
Boot Barn Holdings, Inc.(x)*	634	7,215
Buckle, Inc.(x)	906	21,771
Build-A-Bear Workshop, Inc.*	604	6,257
Burlington Stores, Inc.*	1,452	117,641
Cabela’s, Inc.*	2,120	116,452
Caleres, Inc.	2,043	51,667
Cato Corp., Class A	1,021	33,581
Chico’s FAS, Inc.	632	7,521
Citi Trends, Inc.	678	13,513
Conn’s, Inc.(x)*	1,077	11,115
Container Store Group, Inc.(x)*	494	2,480
CST Brands, Inc.	3,579	172,114
Destination XL Group, Inc.*	1,279	5,538
Dick’s Sporting Goods, Inc.	924	52,409
DSW, Inc., Class A	3,236	66,273
Express, Inc.*	3,589	42,314
Finish Line, Inc., Class A(x)	1,499	34,597
Foot Locker, Inc.	662	44,831
GameStop Corp., Class A(x)	5,013	138,309
Genesco, Inc.*	870	47,380
Group 1 Automotive, Inc.	766	48,932
Guess?, Inc.	2,901	42,384
Haverty Furniture Cos., Inc.	913	18,297
Hibbett Sports, Inc.(x)*	233	9,297
Kirkland’s, Inc.*	366	4,458
Lumber Liquidators Holdings, Inc.(x)*	1,250	24,588
MarineMax, Inc.*	572	11,983
Michaels Cos., Inc.*	1,035	25,016
Murphy USA, Inc.*	703	50,166
Office Depot, Inc.	26,447	94,416
Party City Holdco, Inc.*	722	12,361
Penske Automotive Group, Inc.(x)	1,829	88,121
Pier 1 Imports, Inc.(x)	3,276	13,890
Rent-A-Center, Inc.	2,524	31,903
Restoration Hardware Holdings, Inc.(x)*	1,865	64,492
Shoe Carnival, Inc.	661	17,622
Sonic Automotive, Inc., Class A	1,330	25,004
Sportsman’s Warehouse Holdings, Inc.(x)*	473	4,976
Stage Stores, Inc.	1,420	7,966
Staples, Inc.	100,656	860,608
Tailored Brands, Inc.	1,583	24,853
Tilly’s, Inc., Class A*	538	5,052
Urban Outfitters, Inc.*	945	32,621
Vitamin Shoppe, Inc.(x)*	1,156	31,039
West Marine, Inc.*	853	7,054
Zumiez, Inc.(x)*	851	15,318

		4,013,340

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.*	1,456	86,705
Delta Apparel, Inc.*	323	5,317
Fossil Group, Inc.*	2,011	55,845
G-III Apparel Group Ltd.*	418	12,185
Hanesbrands, Inc.	22,885	577,846

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Iconix Brand Group, Inc.(x)*	2,149	$17,450
Movado Group, Inc.	739	15,874
Perry Ellis International, Inc.*	560	10,797
Ralph Lauren Corp.	3,420	345,899
Sequential Brands Group, Inc.(x)*	1,869	14,952
Steven Madden Ltd.*	22,525	778,463
Unifi, Inc.*	740	21,778
Vera Bradley, Inc.*	305	4,621
Vince Holding Corp.(x)*	892	5,031
Wolverine World Wide, Inc.	3,893	89,656

		2,042,419

Total Consumer Discretionary		21,597,376

Consumer Staples (4.5%)
Beverages (0.5%)
Craft Brew Alliance, Inc.*	303	5,705
Molson Coors Brewing Co., Class B	8,190	899,262

		904,967

Food & Staples Retailing (0.2%)
Andersons, Inc.	1,346	48,698
Ingles Markets, Inc., Class A	641	25,345
Natural Grocers by Vitamin Cottage, Inc.*	417	4,654
Smart & Final Stores, Inc.(x)*	327	4,176
SpartanNash Co.	1,776	51,362
SUPERVALU, Inc.(x)*	12,314	61,447
United Natural Foods, Inc.*	2,366	94,734
Village Super Market, Inc., Class A	311	9,955
Weis Markets, Inc.	437	23,161

		323,532

Food Products (2.6%)
AdvancePierre Foods Holdings, Inc.	380	10,473
Alico, Inc.	158	4,244
B&G Foods, Inc.	23,669	1,164,041
Cal-Maine Foods, Inc.(x)	334	12,872
Darling Ingredients, Inc.*	5,756	77,764
Dean Foods Co.	2,387	39,147
Flowers Foods, Inc.(x)	45,058	681,277
Fresh Del Monte Produce, Inc.	1,446	86,615
Hain Celestial Group, Inc.*	1,241	44,155
Ingredion, Inc.	1,012	134,657
John B. Sanfilippo & Son, Inc.	286	14,680
Landec Corp.*	990	13,276
Omega Protein Corp.*	999	23,347
Pilgrim’s Pride Corp.	2,438	51,491
Pinnacle Foods, Inc.	21,716	1,089,492
Post Holdings, Inc.*	16,460	1,270,217
Sanderson Farms, Inc.(x)	957	92,188
Seaboard Corp.*	12	41,280
Seneca Foods Corp., Class A*	369	10,421
Snyder’s-Lance, Inc.	3,824	128,410
TreeHouse Foods, Inc.*	1,816	158,337

		5,148,384

Household Products (0.1%)
Central Garden & Pet Co.(x)*	358	9,308
Central Garden & Pet Co., Class A*	1,454	36,059
Energizer Holdings, Inc.	2,044	102,118
Oil-Dri Corp. of America	206	7,754

		155,239

Personal Products (1.0%)
Avon Products, Inc.	16,592	93,911
Coty, Inc., Class A(x)*	46,231	1,086,428
Edgewell Personal Care Co.*	8,496	675,602
Inter Parfums, Inc.	465	15,006
Nature’s Sunshine Products, Inc.	508	8,128
Nu Skin Enterprises, Inc., Class A	1,902	123,212
Nutraceutical International Corp.*	378	11,809
Revlon, Inc., Class A*	392	14,418
Synutra International, Inc.(x)*	694	2,956

		2,031,470

Tobacco (0.1%)
Alliance One International, Inc.*	366	6,998
Universal Corp.	1,060	61,713
Vector Group Ltd.(x)	2,491	53,623

		122,334

Total Consumer Staples		8,685,926

Energy (6.1%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	3,135	41,006
Atwood Oceanics, Inc.(x)	3,203	27,834
Bristow Group, Inc.	1,581	22,166
CARBO Ceramics, Inc.(x)	881	9,638
Dawson Geophysical Co.*	1,178	8,988
Diamond Offshore Drilling, Inc.	3,129	55,102
Dril-Quip, Inc.*	1,828	101,893
Ensco plc, Class A	14,508	123,318
Era Group, Inc.*	904	7,277
Exterran Corp.*	1,567	24,571
Fairmount Santrol Holdings, Inc.(x)*	3,189	27,043
FMC Technologies, Inc.*	10,888	323,046
Forum Energy Technologies, Inc.*	2,861	56,819
Frank’s International N.V.(x)	1,685	21,905
Geospace Technologies Corp.(x)*	610	11,883
Helix Energy Solutions Group, Inc.*	4,789	38,935
Helmerich & Payne, Inc.(x)	4,241	285,418
Hornbeck Offshore Services, Inc.(x)*	1,435	7,893
Independence Contract Drilling, Inc.*	1,398	7,340
Matrix Service Co.*	1,231	23,094
McDermott International, Inc.*	11,414	57,184
Nabors Industries Ltd.	13,213	160,670
Natural Gas Services Group, Inc.*	583	14,336
Newpark Resources, Inc.*	3,809	28,034
Noble Corp. plc	11,726	74,343
Oceaneering International, Inc.	4,724	129,957
Oil States International, Inc.*	2,430	76,715
Parker Drilling Co.*	5,700	12,369
Patterson-UTI Energy, Inc.	6,875	153,794
PHI, Inc. (Non-Voting)*	513	9,321
Pioneer Energy Services Corp.*	2,981	12,043
RigNet, Inc.*	556	8,407
Rowan Cos., plc, Class A	6,091	92,340
RPC, Inc.(x)*	2,840	47,712
SEACOR Holdings, Inc.*	812	48,306
Seadrill Ltd.(x)*	17,831	42,259
Superior Energy Services, Inc.	7,225	129,328
Tesco Corp.	1,802	14,704
TETRA Technologies, Inc.*	1,342	8,200
Tidewater, Inc.(x)	2,118	5,973
Transocean Ltd.(x)*	16,668	177,681
Unit Corp.*	2,470	45,942
Weatherford International plc*	42,983	241,563
Willbros Group, Inc.(x)*	1,965	3,694

		2,820,044

Oil, Gas & Consumable Fuels (4.7%)
Abraxas Petroleum Corp.(x)*	4,606	7,784
Adams Resources & Energy, Inc.	106	4,168
Alon USA Energy, Inc.	1,394	11,236
Ardmore Shipping Corp.	860	6,054
Bill Barrett Corp.*	2,417	13,439
California Resources Corp.(x)*	1,816	22,700

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Carrizo Oil & Gas, Inc.*	11,056	$449,095
Chesapeake Energy Corp.*	27,060	169,666
Cimarex Energy Co.	17,290	2,323,256
Clayton Williams Energy, Inc.(x)*	286	24,436
Clean Energy Fuels Corp.(x)*	4,161	18,600
Cobalt International Energy, Inc.*	20,216	25,068
CONSOL Energy, Inc.	11,071	212,563
Contango Oil & Gas Co.*	896	9,157
CVR Energy, Inc.(x)	738	10,162
Delek U.S. Holdings, Inc.	2,954	51,075
Denbury Resources, Inc.(x)*	17,471	56,431
DHT Holdings, Inc.	4,469	18,725
Diamondback Energy, Inc.*	2,879	277,939
Dorian LPG Ltd.*	1,166	6,996
Earthstone Energy, Inc.(x)*	107	920
Eclipse Resources Corp.*	2,388	7,857
Energen Corp.	4,719	272,381
EP Energy Corp., Class A(x)*	2,045	8,957
EQT Corp.	6,383	463,533
Erin Energy Corp.(x)*	667	1,567
EXCO Resources, Inc.(x)*	6,791	7,266
Frontline Ltd.(x)	3,147	22,564
GasLog Ltd.(x)	1,875	27,281
Gener8 Maritime, Inc.*	1,921	9,836
Golar LNG Ltd.(x)	4,206	89,167
Green Plains, Inc.	1,709	44,776
Gulfport Energy Corp.*	6,136	173,342
HollyFrontier Corp.	7,819	191,566
Jones Energy, Inc., Class A(x)*	1,357	4,831
Kosmos Energy Ltd.(x)*	8,074	51,754
Laredo Petroleum, Inc.*	6,625	85,463
Murphy Oil Corp.	7,934	241,194
Navios Maritime Acquisition Corp.	3,794	5,122
Newfield Exploration Co.*	7,211	313,390
Nordic American Tankers Ltd.(x)	4,161	42,068
Northern Oil and Gas, Inc.(x)*	2,912	7,804
Oasis Petroleum, Inc.*	8,780	100,707
Overseas Shipholding Group, Inc., Class A	1,743	18,424
Pacific Ethanol, Inc.*	1,516	10,476
Panhandle Oil and Gas, Inc., Class A	472	8,274
Par Pacific Holdings, Inc.(x)*	931	12,177
Parsley Energy, Inc., Class A*	7,123	238,692
PBF Energy, Inc., Class A(x)	4,744	107,404
PDC Energy, Inc.*	2,668	178,916
QEP Resources, Inc.	11,666	227,837
Renewable Energy Group, Inc.(x)*	2,027	17,169
REX American Resources Corp.*	278	23,563
Rice Energy, Inc.*	30,867	805,936
Ring Energy, Inc.(x)*	1,948	21,331
RSP Permian, Inc.*	3,889	150,815
Sanchez Energy Corp.(x)*	2,045	18,078
Scorpio Tankers, Inc.	8,401	38,897
SemGroup Corp., Class A	2,544	89,956
Ship Finance International Ltd.(x)	2,789	41,082
SM Energy Co.	4,121	158,988
Synergy Resources Corp.(x)*	8,193	56,777
Targa Resources Corp.	7,529	369,749
Teekay Corp.	2,097	16,168
Teekay Tankers Ltd., Class A	5,572	14,097
W&T Offshore, Inc.(x)*	1,760	3,098
Western Refining, Inc.	3,847	101,792
Westmoreland Coal Co.(x)*	831	7,363
Whiting Petroleum Corp.(x)*	9,730	85,040
World Fuel Services Corp.	3,329	154,000
WPX Energy, Inc.*	16,232	214,100

		9,082,095

Total Energy		11,902,139

Financials (22.6%)
Banks (9.9%)
1st Source Corp.	784	27,985
Access National Corp.	312	7,457
ACNB Corp.(x)	251	6,672
Allegiance Bancshares, Inc.*	475	12,825
American National Bankshares, Inc.	427	11,935
Ameris Bancorp(x)	447	15,623
Ames National Corp.(x)	410	11,341
Arrow Financial Corp.	549	18,023
Associated Banc-Corp.	7,118	139,442
Atlantic Capital Bancshares, Inc.*	668	10,007
Banc of California, Inc.	724	12,641
BancFirst Corp.	352	25,524
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,444	40,692
Bancorp, Inc.*	1,558	10,002
BancorpSouth, Inc.	4,169	96,721
Bank of Hawaii Corp.(x)	12,598	914,866
Bank of Marin Bancorp/California	278	13,825
BankUnited, Inc.	40,680	1,228,535
Bankwell Financial Group, Inc.(x)	222	5,259
Banner Corp.	1,427	62,417
Bar Harbor Bankshares	299	10,979
Berkshire Hills Bancorp, Inc.	1,411	39,099
Blue Hills Bancorp, Inc.(x)	1,362	20,457
BNC Bancorp	1,629	39,617
BOK Financial Corp.(x)	14,273	984,408
Boston Private Financial Holdings, Inc.	3,907	50,127
Bridge Bancorp, Inc.	788	22,529
Brookline Bancorp, Inc.	3,329	40,581
Bryn Mawr Bank Corp.	814	26,040
BSB Bancorp, Inc./Massachusetts*	366	8,575
C&F Financial Corp.	138	5,945
Camden National Corp.	473	22,581
Capital Bank Financial Corp., Class A	452	14,514
Capital City Bank Group, Inc.	441	6,514
Cardinal Financial Corp.	1,439	37,544
Carolina Financial Corp.(x)	463	10,343
Cascade Bancorp*	1,408	8,532
Cathay General Bancorp	3,566	109,761
CenterState Banks, Inc.	2,252	39,928
Central Pacific Financial Corp.	1,410	35,518
Central Valley Community Bancorp.	380	6,027
Century Bancorp, Inc./Massachusetts, Class A	149	6,753
Chemical Financial Corp.	9,736	429,650
Chemung Financial Corp.	127	3,682
Citizens & Northern Corp.	590	12,962
Citizens Financial Group, Inc.	25,988	642,162
City Holding Co.	718	36,108
CNB Financial Corp./Pennsylvania	699	14,791
CoBiz Financial, Inc.	1,607	21,389
Codorus Valley Bancorp, Inc.(x)	318	6,958
Columbia Banking System, Inc.	2,774	90,765
Commerce Bancshares, Inc./Missouri	4,029	198,469
Community Bank System, Inc.	2,062	99,203
Community Trust Bancorp, Inc.	741	27,499
CommunityOne Bancorp(x)*	511	7,072
ConnectOne Bancorp, Inc.	1,380	24,923

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
CU Bancorp*	772	$17,609
Cullen/Frost Bankers, Inc.(x)	2,534	182,296
Customers Bancorp, Inc.*	743	18,694
CVB Financial Corp.	4,958	87,310
Eagle Bancorp, Inc.*	334	16,476
East West Bancorp, Inc.	20,146	739,559
Enterprise Bancorp, Inc./Massachusetts	380	10,640
Enterprise Financial Services Corp.	946	29,563
Equity Bancshares, Inc., Class A(x)*	145	3,761
F.N.B. Corp./Pennsylvania	10,088	124,082
Farmers Capital Bank Corp.	324	9,603
Farmers National Banc Corp.	1,063	11,459
FCB Financial Holdings, Inc., Class A*	1,453	55,839
Fidelity Southern Corp.	982	18,059
Financial Institutions, Inc.	670	18,164
First Bancorp, Inc./Maine	522	12,512
First Bancorp/North Carolina	913	18,068
First BanCorp/Puerto Rico*	5,285	27,482
First Busey Corp.	1,481	33,471
First Business Financial Services, Inc.	406	9,541
First Citizens BancShares, Inc./North Carolina, Class A	359	105,507
First Commonwealth Financial Corp.	4,040	40,764
First Community Bancshares, Inc./Virginia	777	19,270
First Community Financial Partners, Inc.*	613	5,836
First Connecticut Bancorp, Inc./Connecticut	780	13,876
First Financial Bancorp	2,890	63,118
First Financial Bankshares, Inc.(x)	1,265	46,097
First Financial Corp./Indiana	530	21,560
First Financial Northwest, Inc.	322	4,563
First Foundation, Inc.*	431	10,633
First Hawaiian, Inc.*	1,042	27,988
First Horizon National Corp.	56,563	861,453
First Internet Bancorp(x)	236	5,449
First Interstate BancSystem, Inc., Class A	891	28,075
First Merchants Corp.	1,896	50,718
First Mid-Illinois Bancshares, Inc.(x)	234	6,379
First Midwest Bancorp, Inc./Illinois	3,833	74,207
First NBC Bank Holding Co.*	709	6,693
First Northwest Bancorp(x)*	467	6,300
First of Long Island Corp.	670	22,211
First Republic Bank/California	12,533	966,419
Flushing Financial Corp.	1,391	32,995
Franklin Financial Network, Inc.*	351	13,127
Fulton Financial Corp.	8,230	119,500
German American Bancorp, Inc.	616	23,981
Glacier Bancorp, Inc.	3,643	103,898
Great Southern Bancorp, Inc.	473	19,251
Great Western Bancorp, Inc.	2,840	94,629
Green Bancorp, Inc.*	742	8,110
Guaranty Bancorp	653	11,656
Hancock Holding Co.	3,640	118,045
Hanmi Financial Corp.	1,510	39,773
HarborOne Bancorp, Inc.*	644	10,149
Heartland Financial USA, Inc.	1,043	37,621
Heritage Commerce Corp.	1,155	12,636
Heritage Financial Corp./Washington	1,369	24,574
Heritage Oaks Bancorp	1,029	8,438
Hilltop Holdings, Inc.*	3,630	81,530
HomeTrust Bancshares, Inc.*	881	16,299
Hope Bancorp, Inc.	6,086	105,714
Horizon Bancorp/Indiana	502	14,749
Huntington Bancshares, Inc./Ohio	51,802	510,768
IBERIABANK Corp.	1,956	131,287
Independent Bank Corp./Massachusetts(x)	1,221	66,044
Independent Bank Corp./Michigan	1,103	18,563
Independent Bank Group, Inc.	527	23,278
International Bancshares Corp.	2,534	75,463
Investors Bancorp, Inc.	14,319	171,971
Lakeland Bancorp, Inc.	1,664	23,363
Lakeland Financial Corp.	1,180	41,796
LCNB Corp.(x)	343	6,249
LegacyTexas Financial Group, Inc.	2,236	70,725
Macatawa Bank Corp.	1,174	9,380
MainSource Financial Group, Inc.	1,080	26,946
MB Financial, Inc.	3,615	137,515
MBT Financial Corp.	850	7,693
Mercantile Bank Corp.	794	21,319
Merchants Bancshares, Inc./Vermont	255	8,259
Middleburg Financial Corp.(x)	197	5,571
Midland States Bancorp, Inc.	171	4,333
MidWestOne Financial Group, Inc.	389	11,814
MutualFirst Financial, Inc.(x)	224	6,212
National Bankshares, Inc./Virginia(x)	336	12,358
National Commerce Corp.(x)*	400	10,824
NBT Bancorp, Inc.	2,059	67,679
Nicolet Bankshares, Inc.*	326	12,502
Northrim BanCorp, Inc.	292	7,519
OFG Bancorp	1,973	19,947
Old Line Bancshares, Inc.	363	7,162
Old National Bancorp/Indiana	6,189	87,017
Old Second Bancorp, Inc.	1,419	11,792
Opus Bank	307	10,859
Orrstown Financial Services, Inc.(x)	277	5,471
Pacific Continental Corp.	946	15,912
Pacific Mercantile Bancorp*	650	4,791
Pacific Premier Bancorp, Inc.*	977	25,851
PacWest Bancorp	5,700	244,587
Park National Corp.	634	60,864
Park Sterling Corp.	2,140	17,377
Peapack-Gladstone Financial Corp.	702	15,732
Penns Woods Bancorp, Inc.(x)	241	10,715
Peoples Bancorp, Inc./Ohio	819	20,139
Peoples Financial Services Corp.(x)	330	13,451
People’s United Financial, Inc.	14,870	235,243
People’s Utah Bancorp	616	12,536
Pinnacle Financial Partners, Inc.	1,768	95,613
Popular, Inc.	25,589	978,011
Preferred Bank/California	560	20,020
Premier Financial Bancorp, Inc.	362	6,205
PrivateBancorp, Inc.	3,776	173,394
Prosperity Bancshares, Inc.	3,272	179,600
QCR Holdings, Inc.	522	16,568
Renasant Corp.	1,947	65,478
Republic Bancorp, Inc./Kentucky, Class A	475	14,763
Republic First Bancorp, Inc.*	1,650	6,782
S&T Bancorp, Inc.	1,630	47,254
Sandy Spring Bancorp, Inc.	1,162	35,534
Seacoast Banking Corp. of Florida*	1,422	22,880
Shore Bancshares, Inc.	538	6,338
Sierra Bancorp	554	10,393
Signature Bank/New York*	1,051	124,491

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Simmons First National Corp., Class A	1,396	$69,660
South State Corp.	1,130	84,795
Southern First Bancshares, Inc.*	268	7,391
Southern National Bancorp of Virginia, Inc.	458	5,977
Southside Bancshares, Inc.	1,188	38,230
Southwest Bancorp, Inc./Oklahoma	875	16,616
State Bank Financial Corp.	1,691	38,589
Sterling Bancorp/Delaware	6,077	106,348
Stock Yards Bancorp, Inc.	1,048	34,542
Stonegate Bank	525	17,719
Suffolk Bancorp	547	19,019
Summit Financial Group, Inc.(x)	371	7,108
Sun Bancorp, Inc./New Jersey	414	9,547
SVB Financial Group*	4,489	496,214
Synovus Financial Corp.	5,975	194,367
TCF Financial Corp.	7,905	114,702
Texas Capital Bancshares, Inc.*	2,055	112,861
Tompkins Financial Corp.	708	54,098
Towne Bank/Virginia	2,661	63,944
TriCo Bancshares	1,085	29,045
TriState Capital Holdings, Inc.*	996	16,085
Triumph Bancorp, Inc.*	668	13,253
Trustmark Corp.	3,155	86,952
UMB Financial Corp.	2,145	127,520
Umpqua Holdings Corp.	10,566	159,018
Union Bankshares Corp.	2,109	56,458
United Bankshares, Inc./West Virginia(x)	3,238	121,975
United Community Banks, Inc./Georgia	3,286	69,072
Univest Corp. of Pennsylvania	1,188	27,752
Valley National Bancorp	11,871	115,505
Veritex Holdings, Inc.*	265	4,608
Washington Trust Bancorp, Inc.	702	28,234
WashingtonFirst Bankshares, Inc.(x)	346	8,515
Webster Financial Corp.	16,041	609,718
WesBanco, Inc.	2,017	66,319
West Bancorp, Inc.	779	15,268
Westamerica Bancorp(x)	1,195	60,802
Western Alliance Bancorp*	22,426	841,871
Wintrust Financial Corp.	2,317	128,756
Xenith Bankshares, Inc.*	1,460	3,373
Yadkin Financial Corp.	2,410	63,359
Zions Bancorp	9,666	299,839

		19,119,001

Capital Markets (1.1%)
Actua Corp.*	1,804	23,362
Arlington Asset Investment Corp., Class A(x)	1,055	15,603
Associated Capital Group, Inc., Class A	240	8,510
B. Riley Financial, Inc.(x)	373	4,983
Calamos Asset Management, Inc., Class A	819	5,586
Cowen Group, Inc., Class A(x)*	4,710	17,097
E*TRADE Financial Corp.*	13,541	394,314
FBR & Co.	334	4,422
GAIN Capital Holdings, Inc.	1,275	7,880
GAMCO Investors, Inc., Class A	217	6,178
Greenhill & Co., Inc.	412	9,711
INTL FCStone, Inc.*	768	29,837
Investment Technology Group, Inc.	1,334	22,865
Janus Capital Group, Inc.	7,091	99,345
KCG Holdings, Inc., Class A*	2,643	41,046
Ladenburg Thalmann Financial Services, Inc.(x)*	4,313	9,963
Lazard Ltd., Class A	5,370	195,253
Legg Mason, Inc.	5,099	170,715
LPL Financial Holdings, Inc.(x)	3,592	107,437
Manning & Napier, Inc.	777	5,509
Moelis & Co., Class A	13,532	363,875
OM Asset Management plc	763	10,613
Oppenheimer Holdings, Inc., Class A	438	6,259
Piper Jaffray Cos.*	768	37,094
PJT Partners, Inc., Class A	855	23,316
Pzena Investment Management, Inc., Class A	290	2,233
Raymond James Financial, Inc.	6,114	355,896
Safeguard Scientifics, Inc.*	1,013	13,128
Stifel Financial Corp.*	3,122	120,041
Virtu Financial, Inc., Class A	171	2,560
Virtus Investment Partners, Inc.(x)	307	30,043
Waddell & Reed Financial, Inc., Class A	3,422	62,144
Walter Investment Management Corp.(x)*	1,684	6,837

		2,213,655

Consumer Finance (0.4%)
Encore Capital Group, Inc.(x)*	983	22,098
Enova International, Inc.*	1,299	12,574
EZCORP, Inc., Class A*	2,400	26,544
FirstCash, Inc.	1,003	47,221
Green Dot Corp., Class A*	1,725	39,779
LendingClub Corp.(x)*	8,775	54,230
Navient Corp.	15,801	228,639
Nelnet, Inc., Class A	1,046	42,227
OneMain Holdings, Inc.*	2,549	78,892
PRA Group, Inc.(x)*	2,216	76,541
Regional Management Corp.*	461	9,981
Santander Consumer USA Holdings, Inc.*	5,097	61,980
SLM Corp.*	20,430	152,611
World Acceptance Corp.*	300	14,712

		868,029

Diversified Financial Services (0.0%)
BBX Capital Corp., Class A*	115	2,372
FNFV Group*	3,322	41,459
Marlin Business Services Corp.	406	7,868
NewStar Financial, Inc.*	1,101	10,691
On Deck Capital, Inc.(x)*	2,292	13,064
PICO Holdings, Inc.*	1,071	12,627
Tiptree Financial, Inc., Class A	1,357	8,061

		96,142

Insurance (8.5%)
Alleghany Corp.*	717	376,439
Allied World Assurance Co. Holdings AG	4,229	170,936
Ambac Financial Group, Inc.*	1,787	32,863
American Equity Investment Life Holding Co.	3,583	63,527
American Financial Group, Inc./Ohio	3,286	246,450
American National Insurance Co.	341	41,588
AMERISAFE, Inc.	243	14,284
AmTrust Financial Services, Inc.	3,952	106,032
Arch Capital Group Ltd.*	17,344	1,374,685
Argo Group International Holdings Ltd.	1,447	81,640
Arthur J. Gallagher & Co.	2,659	135,263
Aspen Insurance Holdings Ltd.	2,888	134,552
Assurant, Inc.	2,961	273,152

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Assured Guaranty Ltd.	6,620	$183,705
Atlas Financial Holdings, Inc.*	253	3,990
Axis Capital Holdings Ltd.	4,445	241,497
Baldwin & Lyons, Inc., Class B	443	11,354
Blue Capital Reinsurance Holdings Ltd.(x)	270	4,946
Brown & Brown, Inc.	37,333	1,407,827
Citizens, Inc./Texas(x)*	2,211	20,695
CNO Financial Group, Inc.	8,602	131,353
Donegal Group, Inc., Class A	397	6,396
EMC Insurance Group, Inc.	361	9,722
Employers Holdings, Inc.	1,448	43,194
Endurance Specialty Holdings Ltd.	13,984	915,253
Enstar Group Ltd.*	2,163	355,749
Erie Indemnity Co., Class A	288	29,396
Everest Reinsurance Group Ltd.	2,028	385,259
FBL Financial Group, Inc., Class A	457	29,234
Federated National Holding Co.(x)	652	12,186
Fidelity & Guaranty Life	521	12,082
First American Financial Corp.	5,155	202,488
Genworth Financial, Inc., Class A*	23,602	117,066
Global Indemnity plc*	422	12,533
Greenlight Capital Reinsurance Ltd., Class A*	1,398	28,575
Hallmark Financial Services, Inc.*	689	7,090
Hanover Insurance Group, Inc.	2,070	156,119
Hartford Financial Services Group, Inc.	13,610	582,780
HCI Group, Inc.(x)	428	12,994
Heritage Insurance Holdings, Inc.	1,331	19,180
Horace Mann Educators Corp.	1,921	70,405
Independence Holding Co.	319	5,480
Infinity Property & Casualty Corp.	511	42,224
Investors Title Co.	67	6,667
James River Group Holdings Ltd.	686	24,833
Kemper Corp.	1,903	74,826
Maiden Holdings Ltd.	2,459	31,205
Markel Corp.*	534	495,963
MBIA, Inc.*	6,342	49,404
Mercury General Corp.	1,094	60,006
National General Holdings Corp.	1,027	22,840
National Interstate Corp.	250	8,133
National Western Life Group, Inc., Class A	108	22,180
Navigators Group, Inc.	6,410	621,257
Old Republic International Corp.	11,647	205,220
OneBeacon Insurance Group Ltd., Class A	1,023	14,608
ProAssurance Corp.	2,573	135,031
Reinsurance Group of America, Inc.	9,103	982,578
RenaissanceReinsurance Holdings Ltd.	9,908	1,190,545
RLI Corp.	341	23,311
Safety Insurance Group, Inc.	705	47,390
Selective Insurance Group, Inc.	2,659	105,988
State Auto Financial Corp.	665	15,834
State National Cos., Inc.	1,302	14,478
Stewart Information Services Corp.	1,039	46,184
Third Point Reinsurance Ltd.*	3,003	36,036
Torchmark Corp.	5,763	368,198
United Fire Group, Inc.	1,033	43,717
United Insurance Holdings Corp.	255	4,330
Universal Insurance Holdings, Inc.(x)	420	10,584
Validus Holdings Ltd.	3,649	181,793
W. R. Berkley Corp.	4,605	265,985
White Mountains Insurance Group Ltd.	227	188,410
Willis Towers Watson plc	19,896	2,641,592
XL Group Ltd.	12,299	413,615

		16,464,924

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AG Mortgage Investment Trust, Inc. (REIT)	1,319	20,774
Altisource Residential Corp. (REIT)	2,769	30,182
American Capital Agency Corp. (REIT)	15,939	311,447
American Capital Mortgage Investment Corp. (REIT)	2,222	38,196
Anworth Mortgage Asset Corp. (REIT)	4,616	22,711
Apollo Commercial Real Estate Finance, Inc. (REIT)	3,555	58,195
Ares Commercial Real Estate Corp. (REIT)	1,322	16,657
ARMOUR Residential REIT, Inc. (REIT)	1,867	42,074
Capstead Mortgage Corp. (REIT)	4,583	43,218
Chimera Investment Corp. (REIT)	9,197	146,692
Colony Capital, Inc. (REIT), Class A	26,922	490,787
CYS Investments, Inc. (REIT)	7,564	65,958
Dynex Capital, Inc. (REIT)	2,438	18,090
Great Ajax Corp. (REIT)	629	8,586
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,802	42,113
Invesco Mortgage Capital, Inc. (REIT)	5,500	83,765
Ladder Capital Corp. (REIT)	2,102	27,830
MFA Financial, Inc. (REIT)	18,018	134,775
New Residential Investment Corp. (REIT)	11,597	160,155
New York Mortgage Trust, Inc. (REIT)	5,095	30,672
Orchid Island Capital, Inc. (REIT)(x)	1,017	10,597
Owens Realty Mortgage, Inc. (REIT)(x)	480	8,314
PennyMac Mortgage Investment Trust (REIT)‡	3,231	50,339
Redwood Trust, Inc. (REIT)	3,754	53,157
Resource Capital Corp. (REIT)(x)	1,527	19,561
Starwood Property Trust, Inc. (REIT)	11,233	252,967
Two Harbors Investment Corp. (REIT)	16,743	142,818
United Development Funding IV (REIT)(b)(x)†	1,419	3,406
Western Asset Mortgage Capital Corp. (REIT)	2,066	21,528

		2,355,564

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.	4,411	64,401
Bank Mutual Corp.	2,137	16,412
BankFinancial Corp.	820	10,414
Bear State Financial, Inc.(x)	832	7,646
Beneficial Bancorp, Inc.	3,519	51,764
BofI Holding, Inc.(x)*	225	5,040
Capitol Federal Financial, Inc.	6,129	86,235
Charter Financial Corp./Maryland	794	10,227
Clifton Bancorp, Inc.	1,191	18,210
Dime Community Bancshares, Inc.	1,487	24,922
ESSA Bancorp, Inc.(x)	305	4,218
Essent Group Ltd.*	12,692	337,734
EverBank Financial Corp.	4,943	95,696

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Agricultural Mortgage Corp., Class C	468	$18,486
First Defiance Financial Corp.	442	19,731
Flagstar Bancorp, Inc.*	956	26,529
Hingham Institution for Savings	59	8,172
Home Bancorp, Inc.(x)	201	5,628
HomeStreet, Inc.*	1,141	28,593
Impac Mortgage Holdings, Inc.*	406	5,355
Kearny Financial Corp.	4,311	58,673
Lake Sunapee Bank Group	335	6,053
Meridian Bancorp, Inc.	2,258	35,157
Meta Financial Group, Inc.	370	22,426
MGIC Investment Corp.*	16,438	131,504
Nationstar Mortgage Holdings, Inc.(x)*	65,588	971,359
NMI Holdings, Inc., Class A*	2,219	16,909
Northfield Bancorp, Inc.	1,822	29,334
Northwest Bancshares, Inc.	4,701	73,853
OceanFirst Financial Corp.	964	18,567
Ocwen Financial Corp.(x)*	5,144	18,878
Oritani Financial Corp.	2,081	32,713
PennyMac Financial Services, Inc., Class A*‡	302	5,137
PHH Corp.*	2,506	36,212
Provident Bancorp, Inc.*	168	2,621
Provident Financial Holdings, Inc.	268	5,242
Provident Financial Services, Inc.	3,051	64,773
Radian Group, Inc.	10,339	140,093
SI Financial Group, Inc.	433	5,716
Southern Missouri Bancorp, Inc.	254	6,325
Territorial Bancorp, Inc.	425	12,181
TFS Financial Corp.	2,766	49,262
TrustCo Bank Corp.	4,540	32,189
United Community Financial Corp./Ohio	2,177	15,478
United Financial Bancorp, Inc.	2,376	32,884
Walker & Dunlop, Inc.*	1,344	33,949
Washington Federal, Inc.	4,413	117,739
Waterstone Financial, Inc.	1,344	22,835
Westfield Financial, Inc.	554	4,238
WSFS Financial Corp.	1,360	49,626

		2,897,339

Total Financials		44,014,654

Health Care (6.9%)
Biotechnology (0.5%)
Acorda Therapeutics, Inc.*	1,769	36,937
Adamas Pharmaceuticals, Inc.(x)*	618	10,141
Adverum Biotechnologies, Inc.(x)*	990	4,069
Agenus, Inc.*	724	5,198
Akebia Therapeutics, Inc.(x)*	1,577	14,272
Alnylam Pharmaceuticals, Inc.*	472	31,992
AMAG Pharmaceuticals, Inc.(x)*	1,161	28,456
Ardelyx, Inc.*	865	11,193
ARIAD Pharmaceuticals, Inc.(x)*	542	7,420
Array BioPharma, Inc.*	6,164	41,607
Arrowhead Pharmaceuticals, Inc.(x)*	205	1,507
Atara Biotherapeutics, Inc.(x)*	1,041	22,267
Bellicum Pharmaceuticals, Inc.(x)*	320	6,368
BioCryst Pharmaceuticals, Inc.(x)*	613	2,703
Bluebird Bio, Inc.(x)*	1,109	75,168
Cara Therapeutics, Inc.(x)*	844	7,047
Celldex Therapeutics, Inc.(x)*	4,535	18,321
Chimerix, Inc.*	2,036	11,279
Cidara Therapeutics, Inc.(x)*	420	4,809
Concert Pharmaceuticals, Inc.*	443	4,479
Dimension Therapeutics, Inc.(x)*	300	2,397
Edge Therapeutics, Inc.*	441	4,591
Enanta Pharmaceuticals, Inc.*	752	20,011
Epizyme, Inc.(x)*	530	5,215
Esperion Therapeutics, Inc.*	675	9,349
Exelixis, Inc.*	4,139	52,938
Five Prime Therapeutics, Inc.(x)*	998	52,385
Idera Pharmaceuticals, Inc.(x)*	332	850
Ignyta, Inc.*	335	2,107
Immunomedics, Inc.(x)*	383	1,245
Juno Therapeutics, Inc.(x)*	293	8,793
Karyopharm Therapeutics, Inc.*	840	8,173
Merrimack Pharmaceuticals, Inc.(x)*	2,203	13,989
Momenta Pharmaceuticals, Inc.*	2,329	27,226
NantKwest, Inc.(x)*	641	4,987
NewLink Genetics Corp.*	236	3,545
OPKO Health, Inc.(x)*	1,307	13,841
Osiris Therapeutics, Inc.(x)*	65	322
Otonomy, Inc.(x)*	1,131	20,573
OvaScience, Inc.(x)*	1,261	9,029
PDL BioPharma, Inc.	7,524	25,205
Portola Pharmaceuticals, Inc.*	193	4,383
PTC Therapeutics, Inc.*	1,556	21,800
REGENXBIO, Inc.(x)*	927	12,987
Retrophin, Inc.(x)*	1,733	38,785
Rigel Pharmaceuticals, Inc.*	917	3,365
Spectrum Pharmaceuticals, Inc.*	2,268	10,592
Stemline Therapeutics, Inc.*	591	6,401
United Therapeutics Corp.*	1,531	180,780
Versartis, Inc.(x)*	954	11,687
Voyager Therapeutics, Inc.(x)*	288	3,459
Zafgen, Inc.*	1,037	3,432

		929,675

Health Care Equipment & Supplies (2.8%)
Alere, Inc.*	32,063	1,386,405
Analogic Corp.	535	47,401
AngioDynamics, Inc.*	1,178	20,662
Anika Therapeutics, Inc.*	139	6,651
AtriCure, Inc.(x)*	330	5,221
Boston Scientific Corp.*	49,907	1,187,788
Cerus Corp.(x)*	663	4,117
CONMED Corp.	1,301	52,118
Cooper Cos., Inc.	3,656	655,375
CryoLife, Inc.	499	8,767
Exactech, Inc.*	466	12,596
Haemonetics Corp.*	2,444	88,497
Halyard Health, Inc.*	2,193	76,009
Hill-Rom Holdings, Inc.	217	13,450
ICU Medical, Inc.*	242	30,584
Integer Holdings Corp.*	1,464	31,754
Invacare Corp.	1,538	17,179
K2M Group Holdings, Inc.(x)*	827	14,704
Meridian Bioscience, Inc.	287	5,536
Merit Medical Systems, Inc.*	1,272	30,897
Orthofix International N.V.*	19,431	831,064
Quidel Corp.*	81	1,789
Rockwell Medical, Inc.(x)*	256	1,715
RTI Surgical, Inc.*	2,609	8,166
STERIS plc	6,855	501,101
Teleflex, Inc.	1,709	287,197
TransEnterix, Inc.(x)*	1,947	3,290
Wright Medical Group N.V.(x)*	4,902	120,246

		5,450,279

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.(x)*	2,302	114,064
Aceto Corp.	175	3,323

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Addus HomeCare Corp.*	274	$7,168
Almost Family, Inc.*	332	12,208
Amsurg Corp.*	1,146	76,839
BioScrip, Inc.(x)*	3,190	9,219
Brookdale Senior Living, Inc.*	8,871	154,799
Community Health Systems, Inc.(x)*	5,550	64,047
Envision Healthcare Holdings, Inc.*	1,487	33,115
ExamWorks Group, Inc.*†	20,089	704,119
Genesis Healthcare, Inc.*	867	2,315
HealthSouth Corp.	23,906	969,866
Healthways, Inc.*	1,428	37,785
Kindred Healthcare, Inc.	3,959	40,461
LHC Group, Inc.*	671	24,746
LifePoint Health, Inc.*	22,730	1,346,299
Magellan Health, Inc.*	353	18,967
MEDNAX, Inc.*	1,317	87,251
Molina Healthcare, Inc.*	707	41,232
National HealthCare Corp.	526	34,711
National Research Corp., Class A	82	1,336
Nobilis Health Corp.(x)*	2,563	8,586
Owens & Minor, Inc.	2,627	91,236
PharMerica Corp.*	1,431	40,168
Premier, Inc., Class A*	1,542	49,868
Select Medical Holdings Corp.*	4,711	63,599
Surgery Partners, Inc.*	340	6,882
Triple-S Management Corp., Class B*	1,115	24,452
Universal American Corp.	63,446	485,362
WellCare Health Plans, Inc.*	168	19,671

		4,573,694

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	9,006	118,609
Cotiviti Holdings, Inc.*	183	6,136
Evolent Health, Inc., Class A(x)*	772	19,007
Vocera Communications, Inc.*	401	6,777

		150,529

Life Sciences Tools & Services (0.8%)
Albany Molecular Research, Inc.(x)*	643	10,616
Bio-Rad Laboratories, Inc., Class A*	991	162,336
Luminex Corp.*	1,118	25,401
Patheon N.V.*	649	19,230
PerkinElmer, Inc.	16,444	922,672
QIAGEN N.V.*	10,973	301,099
Quintiles Transnational Holdings, Inc.*	1,372	111,214
VWR Corp.*	3,510	99,544

		1,652,112

Pharmaceuticals (0.3%)
Aratana Therapeutics, Inc.*	130	1,217
Egalet Corp.*	697	5,304
Endo International plc*	9,860	198,679
Endocyte, Inc.*	1,725	5,330
Innoviva, Inc.(x)*	499	5,484
Lannett Co., Inc.(x)*	1,350	35,870
Medicines Co.*	292	11,020
Omeros Corp.(x)*	633	7,064
Prestige Brands Holdings, Inc.*	7,134	344,358
Tetraphase Pharmaceuticals, Inc.*	1,661	6,362
TherapeuticsMD, Inc.(x)*	488	3,323
Zogenix, Inc.(x)*	1,118	12,779

		636,790

Total Health Care		13,393,079

Industrials (11.9%)
Aerospace & Defense (0.7%)
AAR Corp.	1,675	52,461
Aerojet Rocketdyne Holdings, Inc.*	1,596	28,058
Aerovironment, Inc.*	910	22,213
Cubic Corp.	1,203	56,312
Curtiss-Wright Corp.	590	53,755
DigitalGlobe, Inc.*	3,037	83,518
Ducommun, Inc.*	508	11,603
Engility Holdings, Inc.*	826	26,019
Esterline Technologies Corp.*	1,385	105,315
Huntington Ingalls Industries, Inc.	365	55,998
KEYW Holding Corp.(x)*	1,558	17,200
KLX, Inc.*	2,483	87,402
Kratos Defense & Security Solutions, Inc.(x)*	2,057	14,173
Mercury Systems, Inc.*	1,865	45,823
Moog, Inc., Class A*	1,391	82,820
National Presto Industries, Inc.(x)	219	19,226
Orbital ATK, Inc.	2,821	215,045
Sparton Corp.*	421	11,055
Spirit AeroSystems Holdings, Inc., Class A*	3,091	137,673
Teledyne Technologies, Inc.*	1,186	128,005
Triumph Group, Inc.	2,319	64,654
Vectrus, Inc.*	423	6,442

		1,324,770

Air Freight & Logistics (0.9%)
Air Transport Services Group, Inc.*	2,147	30,809
Atlas Air Worldwide Holdings, Inc.*	1,177	50,399
Echo Global Logistics, Inc.*	185	4,266
Hub Group, Inc., Class A*	35,321	1,439,685
Park-Ohio Holdings Corp.	401	14,616
Radiant Logistics, Inc.*	718	2,039
XPO Logistics, Inc.(x)*	4,687	171,873

		1,713,687

Airlines (0.3%)
Alaska Air Group, Inc.	1,007	66,321
Copa Holdings S.A., Class A	1,538	135,236
JetBlue Airways Corp.*	14,300	246,533
SkyWest, Inc.	2,405	63,516
Spirit Airlines, Inc.*	3,428	145,793
Virgin America, Inc.*	77	4,120

		661,519

Building Products (0.3%)
Armstrong Flooring, Inc.*	1,045	19,730
Armstrong World Industries, Inc.(x)*	2,248	92,887
CSW Industrials, Inc.*	688	22,284
Gibraltar Industries, Inc.*	547	20,321
Griffon Corp.	238	4,048
Lennox International, Inc.	139	21,827
Owens Corning	5,514	294,393
Quanex Building Products Corp.	1,495	25,804
Universal Forest Products, Inc.	121	11,917
USG Corp.*	4,205	108,700

		621,911

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	2,620	104,014
ACCO Brands Corp.*	5,205	50,176
ARC Document Solutions, Inc.*	2,004	7,495
Brady Corp., Class A	520	17,997
Brink’s Co.	4,106	152,250
Casella Waste Systems, Inc., Class A*	1,835	18,901
CECO Environmental Corp.	1,370	15,454
Clean Harbors, Inc.*	2,342	112,369
Ennis, Inc.	1,225	20,641
Essendant, Inc.	1,806	37,059
G&K Services, Inc., Class A	267	25,496

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Heritage-Crystal Clean, Inc.*	532	$7,065
Herman Miller, Inc.	14,317	409,466
InnerWorkings, Inc.*	223	2,101
Interface, Inc.	344	5,741
KAR Auction Services, Inc.	21,513	928,502
Kimball International, Inc., Class B	262	3,390
McGrath RentCorp	1,091	34,596
Mobile Mini, Inc.	554	16,731
MSA Safety, Inc.	481	27,917
NL Industries, Inc.*	371	1,458
Quad/Graphics, Inc.	636	16,994
R.R. Donnelley & Sons Co.	3,235	50,854
SP Plus Corp.*	71	1,815
Team, Inc.(x)*	106	3,467
Tetra Tech, Inc.	2,337	82,893
TRC Cos., Inc.*	768	6,659
UniFirst Corp.	659	86,896
Viad Corp.	431	15,891
VSE Corp.	378	12,848
West Corp.	1,810	39,965

		2,317,101

Construction & Engineering (1.5%)
AECOM*	39,536	1,175,404
Aegion Corp.*	1,682	32,076
Ameresco, Inc., Class A*	991	5,213
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,022	140,767
EMCOR Group, Inc.	2,412	143,803
Granite Construction, Inc.	466	23,179
Great Lakes Dredge & Dock Corp.*	2,556	8,946
HC2 Holdings, Inc.(x)*	1,440	7,848
Jacobs Engineering Group, Inc.*	18,565	960,182
KBR, Inc.	6,759	102,264
Layne Christensen Co.(x)*	773	6,578
MYR Group, Inc.*	959	28,866
NV5 Global, Inc.*	104	3,360
Orion Group Holdings, Inc.*	1,263	8,652
Quanta Services, Inc.*	5,067	141,825
Tutor Perini Corp.*	1,533	32,914
Valmont Industries, Inc.	219	29,471

		2,851,348

Electrical Equipment (0.6%)
American Superconductor Corp.*	508	3,561
Babcock & Wilcox Enterprises, Inc.*	2,196	36,234
Encore Wire Corp.	970	35,667
EnerSys, Inc.	1,523	105,376
FuelCell Energy, Inc.(x)*	1,152	6,244
General Cable Corp.	193	2,891
Hubbell, Inc.	6,652	716,685
LSI Industries, Inc.	960	10,781
Plug Power, Inc.(x)*	3,282	5,612
Powell Industries, Inc.	422	16,901
Preformed Line Products Co.	127	5,356
Regal Beloit Corp.	2,148	127,785
SolarCity Corp.(x)*	3,162	61,849
Sunrun, Inc.(x)*	3,002	18,913
Thermon Group Holdings, Inc.*	1,548	30,573
Vicor Corp.*	86	998

		1,185,426

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,108	216,217
Raven Industries, Inc.	663	15,269

		231,486

Machinery (3.2%)
Actuant Corp., Class A	1,492	34,674
AGCO Corp.	3,304	162,953
Alamo Group, Inc.	348	22,930
Albany International Corp., Class A	1,147	48,610
Allison Transmission Holdings, Inc.	6,776	194,336
Altra Industrial Motion Corp.	234	6,779
American Railcar Industries, Inc.(x)	374	15,510
Astec Industries, Inc.	483	28,917
Barnes Group, Inc.	2,410	97,726
Blue Bird Corp.*	215	3,141
Briggs & Stratton Corp.	2,093	39,034
Chart Industries, Inc.*	1,470	48,260
CIRCOR International, Inc.	818	48,720
Colfax Corp.*	36,445	1,145,465
Columbus McKinnon Corp.	909	16,217
Crane Co.	2,332	146,939
Donaldson Co., Inc.	464	17,321
Douglas Dynamics, Inc.	158	5,047
Dover Corp.	6,827	502,740
Dynamic Materials Corp.	625	6,663
ESCO Technologies, Inc.	1,229	57,050
ExOne Co.(x)*	485	7,382
Federal Signal Corp.	2,933	38,892
Flowserve Corp.	2,449	118,140
Franklin Electric Co., Inc.	154	6,269
FreightCar America, Inc.	552	7,938
Gencor Industries, Inc.*	304	3,642
Global Brass & Copper Holdings, Inc.	112	3,236
Gorman-Rupp Co.	117	2,996
Graham Corp.(x)	455	8,691
Greenbrier Cos., Inc.(x)	1,310	46,243
Hardinge, Inc.	501	5,576
Harsco Corp.	3,813	37,863
Hurco Cos., Inc.	308	8,646
Hyster-Yale Materials Handling, Inc.	312	18,761
IDEX Corp.	248	23,205
ITT, Inc.	4,329	155,151
Joy Global, Inc.	4,699	130,350
Kadant, Inc.	447	23,293
Kennametal, Inc.	3,722	108,012
Lincoln Electric Holdings, Inc.	1,077	67,442
Lindsay Corp.(x)	82	6,066
Manitowoc Co., Inc.	5,407	25,900
Manitowoc Foodservice, Inc.*	3,678	59,657
Meritor, Inc.*	4,176	46,479
Milacron Holdings Corp.*	122	1,947
Miller Industries, Inc.	475	10,825
Mueller Industries, Inc.	891	28,886
Navistar International Corp.(x)*	2,159	49,420
NN, Inc.	1,248	22,776
Oshkosh Corp.	3,501	196,056
Parker-Hannifin Corp.	2,274	285,455
Rexnord Corp.*	937	20,061
Snap-on, Inc.	744	113,058
SPX Corp.*	2,097	42,234
SPX FLOW, Inc.*	16,250	502,450
Standex International Corp.	158	14,673
Sun Hydraulics Corp.	108	3,485
Supreme Industries, Inc., Class A	256	4,941
Tennant Co.	60	3,888
Terex Corp.	5,095	129,464
Timken Co.	3,348	117,649
Titan International, Inc.	1,784	18,054
TriMas Corp.*	2,148	39,974
Trinity Industries, Inc.	7,239	175,039
Wabash National Corp.(x)*	2,283	32,510
Wabtec Corp.	6,041	493,248

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	92	$5,965
Xylem, Inc.	4,128	216,514

		6,137,434

Marine (0.5%)
Costamare, Inc.	1,230	11,242
Kirby Corp.*	15,676	974,421
Matson, Inc.	1,138	45,383
Scorpio Bulkers, Inc.*	2,181	7,546

		1,038,592

Professional Services (0.4%)
Acacia Research Corp.	2,359	15,381
CBIZ, Inc.*	2,435	27,248
Cogint, Inc.(x)*	659	3,354
CRA International, Inc.*	425	11,301
Dun & Bradstreet Corp.	1,048	143,178
Franklin Covey Co.*	119	2,119
FTI Consulting, Inc.*	1,811	80,698
Heidrick & Struggles International, Inc.	802	14,877
Hill International, Inc.*	1,668	7,689
Huron Consulting Group, Inc.*	908	54,262
ICF International, Inc.*	907	40,198
Kelly Services, Inc., Class A	1,348	25,909
Korn/Ferry International	1,091	22,911
ManpowerGroup, Inc.	3,438	248,431
Navigant Consulting, Inc.*	2,337	47,254
Resources Connection, Inc.	1,695	25,323
RPX Corp.*	2,212	23,646
TrueBlue, Inc.*	1,893	42,895

		836,674

Road & Rail (1.2%)
AMERCO	110	35,665
ArcBest Corp.	1,137	21,626
Avis Budget Group, Inc.*	15,680	536,413
Celadon Group, Inc.	1,274	11,135
Covenant Transportation Group, Inc., Class A*	561	10,844
Genesee & Wyoming, Inc., Class A*	10,202	703,428
Hertz Global Holdings, Inc.*	2,792	112,127
Knight Transportation, Inc.	231	6,627
Marten Transport Ltd.	975	20,475
Old Dominion Freight Line, Inc.*	8,570	587,988
Roadrunner Transportation Systems, Inc.*	1,432	11,427
Ryder System, Inc.	2,577	169,953
Saia, Inc.*	1,199	35,922
Universal Logistics Holdings, Inc.	137	1,839
USA Truck, Inc.*	410	4,198
Werner Enterprises, Inc.	2,111	49,123
YRC Worldwide, Inc.(x)*	1,217	14,993

		2,333,783

Trading Companies & Distributors (0.8%)
Air Lease Corp.	2,340	66,877
Aircastle Ltd.	20,722	411,539
Applied Industrial Technologies, Inc.	984	45,992
BMC Stock Holdings, Inc.*	419	7,429
CAI International, Inc.*	766	6,335
DXP Enterprises, Inc.(x)*	606	17,083
GATX Corp.(x)	1,934	86,160
Herc Holdings, Inc.*	930	31,341
Kaman Corp.	1,175	51,606
Lawson Products, Inc.*	56	993
MRC Global, Inc.*	4,520	74,264
MSC Industrial Direct Co., Inc., Class A	6,147	451,250
Neff Corp., Class A*	320	3,040
NOW, Inc.*	5,059	108,414
Rush Enterprises, Inc., Class A*	1,458	35,692
Rush Enterprises, Inc., Class B(x)*	248	6,029
Textainer Group Holdings Ltd.(x)	978	7,325
Titan Machinery, Inc.*	775	8,060
Triton International Ltd.	1,498	19,759
United Rentals, Inc.*	633	49,684
Veritiv Corp.*	375	18,814
WESCO International, Inc.*	2,079	127,838
Willis Lease Finance Corp.*	197	4,683

		1,640,207

Transportation Infrastructure (0.2%)
Macquarie Infrastructure Corp.	3,633	302,411
Wesco Aircraft Holdings, Inc.*	2,008	26,967

		329,378

Total Industrials		23,223,316

Information Technology (11.8%)
Communications Equipment (1.7%)
ADTRAN, Inc.	841	16,097
Applied Optoelectronics, Inc.(x)*	807	17,923
ARRIS International plc*	28,656	811,823
Bel Fuse, Inc., Class B	478	11,539
Black Box Corp.	695	9,661
Brocade Communications Systems, Inc.	19,218	177,382
Calix, Inc.*	2,022	14,862
CommScope Holding Co., Inc.*	24,453	736,279
Comtech Telecommunications Corp.	715	9,159
Digi International, Inc.*	1,149	13,099
EchoStar Corp., Class A*	2,178	95,462
Emcore Corp.	1,208	6,886
Finisar Corp.*	5,155	153,619
Harmonic, Inc.(x)*	3,312	19,640
Infinera Corp.*	2,027	18,304
Ixia*	3,060	38,250
Juniper Networks, Inc.	37,515	902,610
KVH Industries, Inc.*	691	6,088
NETGEAR, Inc.*	529	31,999
NetScout Systems, Inc.*	4,278	125,132
Oclaro, Inc.*	730	6,242
ShoreTel, Inc.*	2,354	18,832
Silicom Ltd.	184	7,618
Sonus Networks, Inc.*	2,273	17,684
ViaSat, Inc.*	294	21,947
Viavi Solutions, Inc.*	11,007	81,342

		3,369,479

Electronic Equipment, Instruments & Components (2.6%)
Agilysys, Inc.*	711	7,906
Amphenol Corp., Class A	7,315	474,890
Anixter International, Inc.*	9,270	597,914
Arrow Electronics, Inc.*	4,374	279,805
Avnet, Inc.	6,144	252,273
AVX Corp.	2,192	30,228
Belden, Inc.	8,024	553,575
Benchmark Electronics, Inc.*	2,467	61,552
Control4 Corp.*	964	11,838
CTS Corp.	1,491	27,733
Daktronics, Inc.	1,741	16,609
Dolby Laboratories, Inc., Class A	2,444	132,685
Electro Scientific Industries, Inc.*	1,133	6,390
ePlus, Inc.*	89	8,402
FARO Technologies, Inc.*	659	23,691
Fitbit, Inc., Class A(x)*	1,157	17,170
FLIR Systems, Inc.	6,561	206,147

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
II-VI, Inc.*	2,067	$50,290
Ingram Micro, Inc., Class A	6,947	247,730
Insight Enterprises, Inc.*	1,826	59,436
InvenSense, Inc.*	3,945	29,272
IPG Photonics Corp.*	271	22,317
Jabil Circuit, Inc.	8,987	196,096
Keysight Technologies, Inc.*	20,103	637,063
Kimball Electronics, Inc.*	1,353	18,753
Knowles Corp.*	4,112	57,774
Maxwell Technologies, Inc.(x)*	1,457	7,518
Methode Electronics, Inc.	158	5,525
MTS Systems Corp.	63	2,900
National Instruments Corp.	1,045	29,678
Novanta, Inc.*	1,149	19,935
OSI Systems, Inc.*	839	54,854
Park Electrochemical Corp.	889	15,442
PC Connection, Inc.	467	12,338
Plexus Corp.*	1,597	74,708
Rofin-Sinar Technologies, Inc.*	1,297	41,737
Rogers Corp.*	612	37,381
Sanmina Corp.*	3,527	100,414
ScanSource, Inc.*	1,261	46,027
SYNNEX Corp.	1,403	160,096
Systemax, Inc.	466	3,691
Tech Data Corp.*	1,712	145,024
Trimble Navigation Ltd.*	2,542	72,600
TTM Technologies, Inc.*	3,443	39,422
Vishay Intertechnology, Inc.	6,519	91,853
Vishay Precision Group, Inc.*	576	9,233
Zebra Technologies Corp., Class A*	456	31,742

		5,029,657

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	10,613	562,383
Autobytel, Inc.*	323	5,749
Bankrate, Inc.*	2,846	24,134
Bazaarvoice, Inc.(x)*	3,815	22,547
Blucora, Inc.*	1,839	20,597
CommerceHub, Inc.*	1,560	24,762
Everyday Health, Inc.*	881	6,775
Global Sources Ltd.*	359	3,044
IAC/InterActiveCorp	722	45,103
Intralinks Holdings, Inc.*	1,826	18,370
Limelight Networks, Inc.*	2,755	5,152
Liquidity Services, Inc.*	1,121	12,600
Marchex, Inc., Class B*	1,463	4,053
Monster Worldwide, Inc.(x)*	4,053	14,631
Numerex Corp., Class A*	490	3,812
Pandora Media, Inc.(x)*	1,536	22,011
QuinStreet, Inc.*	1,550	4,681
RealNetworks, Inc.*	1,075	4,795
Reis, Inc.	144	2,946
RetailMeNot, Inc.*	1,667	16,487
Rightside Group Ltd.(x)*	459	4,177
TechTarget, Inc.*	653	5,263
Yelp, Inc.*	770	32,109
Zillow Group, Inc., Class A(x)*	773	26,630
Zillow Group, Inc., Class C(x)*	1,594	55,232

		948,043

IT Services (3.3%)
Acxiom Corp.*	29,907	797,022
Amdocs Ltd.	12,731	736,488
Booz Allen Hamilton Holding Corp.	33,297	1,052,519
Broadridge Financial Solutions, Inc.	3,641	246,823
CACI International, Inc., Class A*	1,173	118,356
Cardtronics plc, Class A*	9,032	402,827
Cass Information Systems, Inc.	229	12,973
Convergys Corp.	2,107	64,095
CoreLogic, Inc.*	1,783	69,929
Datalink Corp.*	902	9,570
EVERTEC, Inc.	578	9,699
Fidelity National Information Services, Inc.	11,818	910,341
Leidos Holdings, Inc.	3,162	136,851
ManTech International Corp., Class A	1,119	42,175
MAXIMUS, Inc.	8,006	452,819
MoneyGram International, Inc.*	1,364	9,684
NCI, Inc., Class A	253	2,927
NeuStar, Inc., Class A(x)*	204	5,424
Perficient, Inc.*	532	10,720
ServiceSource International, Inc.*	1,159	5,656
Sykes Enterprises, Inc.*	1,863	52,406
Travelport Worldwide Ltd.	1,416	21,282
Unisys Corp.(x)*	855	8,328
Vantiv, Inc., Class A*	23,683	1,332,643

		6,511,557

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Energy Industries, Inc.*	116	5,489
Advanced Micro Devices, Inc.*	18,688	129,134
Alpha & Omega Semiconductor Ltd.*	933	20,265
Ambarella, Inc.(x)*	926	68,163
Amkor Technology, Inc.*	4,734	46,014
Axcelis Technologies, Inc.*	1,311	17,410
Brooks Automation, Inc.	3,208	43,661
Cabot Microelectronics Corp.	976	51,640
Cavium, Inc.*	381	22,174
Cohu, Inc.	1,190	13,971
Cree, Inc.(x)*	3,048	78,395
Cypress Semiconductor Corp.(x)	46,911	570,438
Diodes, Inc.*	1,769	37,750
DSP Group, Inc.*	1,034	12,418
Entegris, Inc.*	2,761	48,097
Exar Corp.*	1,540	14,337
First Solar, Inc.(x)*	3,644	143,902
FormFactor, Inc.(x)*	1,427	15,483
GigPeak, Inc.(x)*	2,169	5,097
Intersil Corp., Class A	6,388	140,089
IXYS Corp.	1,095	13,195
Kopin Corp.*	2,821	6,150
Lam Research Corp.	4,628	438,318
Linear Technology Corp.	16,206	960,853
MACOM Technology Solutions Holdings, Inc.*	11,445	484,581
Marvell Technology Group Ltd.	19,399	257,425
MKS Instruments, Inc.	2,498	124,226
Nanometrics, Inc.*	242	5,406
NeoPhotonics Corp.*	1,276	20,850
NVE Corp.	123	7,250
ON Semiconductor Corp.*	17,839	219,776
PDF Solutions, Inc.*	88	1,599
Photronics, Inc.*	3,146	32,435
Rambus, Inc.*	3,888	48,600
Rudolph Technologies, Inc.*	1,451	25,741
Sigma Designs, Inc.*	1,610	12,542
SunPower Corp.(x)*	2,776	24,762
Synaptics, Inc.*	8,848	518,316
Teradyne, Inc.	9,759	210,599
Tessera Technologies, Inc.	820	31,521
Ultra Clean Holdings, Inc.*	1,430	10,596
Ultratech, Inc.*	967	22,318
Veeco Instruments, Inc.*	1,902	37,336

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Xcerra Corp.*	2,498	$15,138

		5,013,460

Software (1.0%)
ANSYS, Inc.*	3,139	290,703
Bottomline Technologies de, Inc.*	284	6,620
Digimarc Corp.*	28	1,074
EnerNOC, Inc.(x)*	142	768
Epiq Systems, Inc.	938	15,468
FireEye, Inc.(x)*	30,649	451,459
Glu Mobile, Inc.(x)*	4,937	11,059
Mentor Graphics Corp.	5,129	135,611
MicroStrategy, Inc., Class A*	217	36,334
Nuance Communications, Inc.*	2,630	38,135
Progress Software Corp.*	2,075	56,440
PTC, Inc.*	3,050	135,146
QAD, Inc., Class A	342	7,654
Rubicon Project, Inc.*	1,105	9,149
Silver Spring Networks, Inc.*	123	1,744
SS&C Technologies Holdings, Inc.	648	20,833
Synopsys, Inc.*	6,670	395,865
Tangoe, Inc.*	1,317	10,865
Telenav, Inc.*	1,225	7,019
TiVo Corp.*	3,880	75,582
VASCO Data Security International, Inc.*	157	2,765
Verint Systems, Inc.*	2,977	112,025
Zynga, Inc., Class A*	34,947	101,696

		1,924,014

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	530	4,208
CPI Card Group, Inc.(x)	241	1,456
Diebold, Inc.	2,160	53,546
Eastman Kodak Co.(x)*	149	2,235
Immersion Corp.*	900	7,344
Lexmark International, Inc., Class A	2,985	119,280
Stratasys Ltd.(x)*	1,229	29,607
Super Micro Computer, Inc.*	1,453	33,957

		251,633

Total Information Technology		23,047,843

Materials (5.1%)
Chemicals (2.2%)
A. Schulman, Inc.	1,355	39,458
AgroFresh Solutions, Inc.(x)*	963	5,094
Albemarle Corp.	5,391	460,877
American Vanguard Corp.	1,355	21,761
Ashland Global Holdings, Inc.	2,982	345,763
Axalta Coating Systems Ltd.*	38,740	1,095,179
Cabot Corp.	2,962	155,238
Calgon Carbon Corp.	2,391	36,271
Chemtura Corp.*	1,503	49,313
Chermours Co.	1,461	23,376
FutureFuel Corp.	1,117	12,600
GCP Applied Technologies, Inc.*	543	15,378
Hawkins, Inc.	423	18,329
Huntsman Corp.	9,555	155,460
Ingevity Corp.*	2,123	97,870
Innophos Holdings, Inc.	108	4,215
Innospec, Inc.	1,134	68,959
KMG Chemicals, Inc.	218	6,176
Koppers Holdings, Inc.*	195	6,275
Kraton Corp.*	1,462	51,228
Kronos Worldwide, Inc.	979	8,116
LSB Industries, Inc.(x)*	998	8,563
Minerals Technologies, Inc.	776	54,855
NewMarket Corp.	22	9,445
Olin Corp.	7,943	162,990
OMNOVA Solutions, Inc.*	854	7,208
Platform Specialty Products Corp.*	9,353	75,853
Quaker Chemical Corp.	189	20,021
Rayonier Advanced Materials, Inc.(x)	851	11,378
RPM International, Inc.	7,513	403,598
Scotts Miracle-Gro Co., Class A	210	17,487
Stepan Co.	843	61,252
TerraVia Holdings, Inc.(x)*	3,636	9,999
Trecora Resources*	231	2,638
Tredegar Corp.	1,174	21,825
Trinseo S.A.	8,199	463,735
Tronox Ltd., Class A	2,841	26,620
Valhi, Inc.	419	964
W.R. Grace & Co.	1,515	111,807
Westlake Chemical Corp.	1,819	97,317

		4,244,491

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	82	5,412

Containers & Packaging (1.3%)
AptarGroup, Inc.	2,217	171,618
Avery Dennison Corp.	239	18,592
Bemis Co., Inc.	3,869	197,358
Berry Plastics Group, Inc.*	15,920	698,092
Graphic Packaging Holding Co.	4,566	63,878
Greif, Inc., Class A	1,234	61,194
Greif, Inc., Class B(x)	265	16,056
Sealed Air Corp.	13,668	626,268
Sonoco Products Co.	4,763	251,629
UFP Technologies, Inc.*	289	7,659
WestRock Co.	9,567	463,808

		2,576,152

Metals & Mining (1.5%)
AK Steel Holding Corp.(x)*	11,117	53,695
Allegheny Technologies, Inc.(x)	5,133	92,753
Ampco-Pittsburgh Corp.	371	4,114
Carpenter Technology Corp.	2,217	91,473
Century Aluminum Co.*	2,141	14,880
Cliffs Natural Resources, Inc.(x)*	10,518	61,530
Coeur Mining, Inc.*	1,944	22,998
Commercial Metals Co.	5,407	87,539
Compass Minerals International, Inc.(x)	1,630	120,131
Ferroglobe plc(x)	3,125	28,219
Handy & Harman Ltd.*	104	2,188
Haynes International, Inc.	519	19,260
Hecla Mining Co.	18,312	104,378
Kaiser Aluminum Corp.	537	46,445
Materion Corp.	965	29,635
Olympic Steel, Inc.	429	9,481
Reliance Steel & Aluminum Co.	16,264	1,171,497
Royal Gold, Inc.	2,920	226,096
Ryerson Holding Corp.(x)*	465	5,250
Schnitzer Steel Industries, Inc., Class A	1,161	24,265
Steel Dynamics, Inc.	9,608	240,104
Stillwater Mining Co.*	5,873	78,463
SunCoke Energy, Inc.	3,097	24,838
Tahoe Resources, Inc.	14,455	185,458
TimkenSteel Corp.(x)*	1,792	18,726
United States Steel Corp.	7,389	139,357

		2,902,773

Paper & Forest Products (0.1%)
Boise Cascade Co.*	292	7,417

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Domtar Corp.	2,984	$110,796
KapStone Paper and Packaging Corp.	3,864	73,107
Louisiana-Pacific Corp.*	521	9,810
P.H. Glatfelter Co.	1,985	43,035
Schweitzer-Mauduit International, Inc.	1,178	45,424

		289,589

Total Materials		10,018,417

Real Estate (10.4%)
Equity Real Estate Investment Trusts (REITs) (9.6%)
Acadia Realty Trust (REIT)	3,001	108,756
Agree Realty Corp. (REIT)	1,104	54,582
Alexander’s, Inc. (REIT)	9	3,776
Alexandria Real Estate Equities, Inc. (REIT)	3,334	362,639
American Assets Trust, Inc. (REIT)	1,214	52,663
American Campus Communities, Inc. (REIT)	6,274	319,158
American Homes 4 Rent (REIT), Class A	8,007	173,271
Apartment Investment & Management Co. (REIT), Class A	7,471	342,994
Apple Hospitality REIT, Inc. (REIT)	7,880	145,859
Armada Hoffler Properties, Inc. (REIT)	295	3,953
Ashford Hospitality Prime, Inc. (REIT)	1,307	18,429
Ashford Hospitality Trust, Inc. (REIT)	3,851	22,682
Bluerock Residential Growth REIT, Inc. (REIT)(x)	876	11,388
Brandywine Realty Trust (REIT)	8,440	131,833
Brixmor Property Group, Inc. (REIT)	9,163	254,640
Camden Property Trust (REIT)	4,107	343,920
Care Capital Properties, Inc. (REIT)	3,695	105,308
CatchMark Timber Trust, Inc. (REIT), Class A	1,800	21,042
CBL & Associates Properties, Inc. (REIT)	8,144	98,868
Cedar Realty Trust, Inc. (REIT)	4,083	29,398
Chatham Lodging Trust (REIT)	1,836	35,343
Chesapeake Lodging Trust (REIT)	2,121	48,571
City Office REIT, Inc. (REIT)(x)	189	2,406
Columbia Property Trust, Inc. (REIT)	5,916	132,459
Communications Sales & Leasing, Inc. (REIT)	5,837	183,340
Community Healthcare Trust, Inc. (REIT)	632	13,853
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	551	16,161
Corporate Office Properties Trust (REIT)	4,562	129,333
Corrections Corp. of America (REIT)	5,613	77,852
Cousins Properties, Inc. (REIT)	10,197	106,457
CubeSmart (REIT)	2,766	75,401
CyrusOne, Inc. (REIT)	428	20,360
DCT Industrial Trust, Inc. (REIT)	4,360	211,678
DDR Corp. (REIT)	14,744	256,988
DiamondRock Hospitality Co. (REIT)	9,444	85,940
Douglas Emmett, Inc. (REIT)	6,799	249,047
Duke Realty Corp. (REIT)	16,624	454,334
Easterly Government Properties, Inc. (REIT)	1,116	21,293
Education Realty Trust, Inc. (REIT)	3,065	132,224
Empire State Realty Trust, Inc. (REIT), Class A	2,373	49,714
EPR Properties (REIT)	3,074	242,047
Equity Commonwealth (REIT)*	5,861	177,119
Equity One, Inc. (REIT)	4,415	135,143
Farmland Partners, Inc. (REIT)(x)	600	6,720
Federal Realty Investment Trust (REIT)	6,694	1,030,408
FelCor Lodging Trust, Inc. (REIT)	859	5,523
First Industrial Realty Trust, Inc. (REIT)	4,372	123,378
First Potomac Realty Trust (REIT)	2,822	25,821
Forest City Realty Trust, Inc. (REIT), Class A	10,979	253,944
Four Corners Property Trust, Inc. (REIT)	634	13,523
Franklin Street Properties Corp. (REIT)	4,589	57,821
Geo Group, Inc. (REIT)(x)	2,862	68,058
Getty Realty Corp. (REIT)	1,230	29,434
Gladstone Commercial Corp. (REIT)	1,101	20,512
Global Net Lease, Inc. (REIT)	8,176	66,716
Government Properties Income Trust (REIT)(x)	3,198	72,339
Gramercy Property Trust (REIT)(x)	17,310	166,868
Healthcare Realty Trust, Inc. (REIT)	5,479	186,615
Healthcare Trust of America, Inc. (REIT), Class A	1,715	55,943
Hersha Hospitality Trust (REIT)	1,906	34,346
Highwoods Properties, Inc. (REIT)	19,434	1,012,901
Hospitality Properties Trust (REIT)	7,719	229,409
Hudson Pacific Properties, Inc. (REIT)	4,612	151,596
Independence Realty Trust, Inc. (REIT)(x)	2,001	18,009
InfraREIT, Inc. (REIT)	1,895	34,375
Investors Real Estate Trust (REIT)(x)	5,813	34,587
iStar, Inc. (REIT)*	58,044	622,812
Kilroy Realty Corp. (REIT)	4,345	301,326
Kite Realty Group Trust (REIT)	3,925	108,801
LaSalle Hotel Properties (REIT)	5,297	126,439
Lexington Realty Trust (REIT)	11,026	113,568
Liberty Property Trust (REIT)	6,979	281,603
Life Storage, Inc. (REIT)	777	69,106
LTC Properties, Inc. (REIT)	290	15,077
Mack-Cali Realty Corp. (REIT)	4,265	116,093
Medical Properties Trust, Inc. (REIT)	7,661	113,153
Mid-America Apartment Communities, Inc. (REIT)	9,449	888,112
Monmouth Real Estate Investment Corp. (REIT)(x)	2,608	37,216
Monogram Residential Trust, Inc. (REIT)	8,180	87,035
National Retail Properties, Inc. (REIT)	6,876	349,645
National Storage Affiliates Trust (REIT)	1,524	31,913
New Senior Investment Group, Inc. (REIT)	4,132	47,683
New York REIT, Inc. (REIT)	7,919	72,459
NexPoint Residential Trust, Inc. (REIT)	877	17,242
NorthStar Realty Europe Corp. (REIT)	2,931	32,094

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
NorthStar Realty Finance Corp. (REIT)	8,565	$112,801
Omega Healthcare Investors, Inc. (REIT)	5,597	198,414
One Liberty Properties, Inc. (REIT)(x)	632	15,269
Outfront Media, Inc. (REIT)	5,590	132,204
Paramount Group, Inc. (REIT)	8,590	140,790
Parkway Properties, Inc. (REIT)	4,016	68,312
Pebblebrook Hotel Trust (REIT)(x)	3,381	89,935
Pennsylvania Real Estate Investment Trust (REIT)	2,346	54,028
Physicians Realty Trust (REIT)	41,005	883,248
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,972	151,780
Post Properties, Inc. (REIT)	2,556	169,028
Preferred Apartment Communities, Inc. (REIT), Class A	996	13,456
RAIT Financial Trust (REIT)	4,086	13,811
Ramco-Gershenson Properties Trust (REIT)	3,735	69,994
Rayonier, Inc. (REIT)	5,942	157,701
Regency Centers Corp. (REIT)	4,093	317,167
Retail Opportunity Investments Corp. (REIT)	31,227	685,745
Retail Properties of America, Inc. (REIT), Class A	11,300	189,840
Rexford Industrial Realty, Inc. (REIT)	1,970	45,093
RLJ Lodging Trust (REIT)	5,854	123,110
Sabra Health Care REIT, Inc. (REIT)	2,637	66,400
Saul Centers, Inc. (REIT)	85	5,661
Select Income REIT (REIT)	3,087	83,040
Senior Housing Properties Trust (REIT)	10,032	227,827
Seritage Growth Properties (REIT), Class A(x)	1,194	60,512
Silver Bay Realty Trust Corp. (REIT)	1,768	30,993
Spirit Realty Capital, Inc. (REIT)	23,046	307,203
STORE Capital Corp. (REIT)	7,330	216,015
Summit Hotel Properties, Inc. (REIT)	4,102	53,982
Sun Communities, Inc. (REIT)	3,024	237,324
Sunstone Hotel Investors, Inc. (REIT)	10,509	134,410
Tanger Factory Outlet Centers, Inc. (REIT)	483	18,818
Taubman Centers, Inc. (REIT)	1,416	105,365
Terreno Realty Corp. (REIT)	1,533	42,173
Tier REIT, Inc. (REIT)	2,242	34,616
UMH Properties, Inc. (REIT)	1,200	14,304
Washington Prime Group, Inc. (REIT)	7,105	87,960
Washington Real Estate Investment Trust (REIT)	2,338	72,759
Weingarten Realty Investors (REIT)	5,589	217,859
Whitestone REIT (REIT)	1,345	18,669
WP Carey, Inc. (REIT)	4,973	320,908
Xenia Hotels & Resorts, Inc. (REIT)	4,987	75,703

		18,656,672

Real Estate Management & Development (0.8%)
Alexander & Baldwin, Inc.	1,056	40,572
AV Homes, Inc.(x)*	542	9,019
Consolidated-Tomoka Land Co.(x)	26	1,331
Forestar Group, Inc.*	1,563	18,303
FRP Holdings, Inc.*	294	9,135
Howard Hughes Corp.*	1,737	198,887
Jones Lang LaSalle, Inc.	6,007	683,536
Kennedy-Wilson Holdings, Inc.	2,008	45,280
RE/MAX Holdings, Inc., Class A	844	36,950
Realogy Holdings Corp.	18,227	471,349
St. Joe Co.*	1,944	35,731
Stratus Properties, Inc.(x)*	275	6,710
Tejon Ranch Co.*	608	14,787
Trinity Place Holdings, Inc.(x)*	604	5,907

		1,577,497

Total Real Estate		20,234,169

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
ATN International, Inc.	481	31,284
Cincinnati Bell, Inc.*	9,974	40,694
Consolidated Communications Holdings, Inc.(x)	816	20,596
FairPoint Communications, Inc.*	201	3,021
Frontier Communications Corp.	55,963	232,805
Globalstar, Inc.(x)*	6,830	8,264
Hawaiian Telcom Holdco, Inc.*	277	6,202
IDT Corp., Class B	311	5,362
Intelsat S.A.(x)*	945	2,561
Iridium Communications, Inc.(x)*	3,932	31,889
Lumos Networks Corp.*	810	11,340
ORBCOMM, Inc.*	306	3,137
pdvWireless, Inc.(x)*	464	10,626
Vonage Holdings Corp.*	7,876	52,060
Windstream Holdings, Inc.(x)	4,010	40,301
Zayo Group Holdings, Inc.*	28,912	858,975

		1,359,117

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	774	7,957
NII Holdings, Inc.*	2,614	8,705
Spok Holdings, Inc.	1,005	17,909
Telephone & Data Systems, Inc.	4,579	124,456
U.S. Cellular Corp.*	634	23,040

		182,067

Total Telecommunication Services		1,541,184

Utilities (5.9%)
Electric Utilities (2.1%)
ALLETE, Inc.	2,379	141,836
Alliant Energy Corp.	10,913	418,076
El Paso Electric Co.	1,896	88,676
Empire District Electric Co.	2,051	70,021
Genie Energy Ltd., Class B(x)*	442	2,608
Great Plains Energy, Inc.	7,427	202,683
Hawaiian Electric Industries, Inc.	5,156	153,907
IDACORP, Inc.	2,417	189,203
ITC Holdings Corp.	27,996	1,301,253
MGE Energy, Inc.	904	51,085
OGE Energy Corp.	9,567	302,509
Otter Tail Corp.	1,768	61,155
Pinnacle West Capital Corp.	5,324	404,571
PNM Resources, Inc.	3,821	125,023
Portland General Electric Co.	4,289	182,669
Westar Energy, Inc.	6,807	386,297

		4,081,572

Gas Utilities (1.6%)
Atmos Energy Corp.	4,862	362,072
Chesapeake Utilities Corp.	628	38,346
Delta Natural Gas Co., Inc.(x)	274	6,535
National Fuel Gas Co.	3,609	195,139
New Jersey Resources Corp.	3,793	124,638

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Natural Gas Co.	1,280	$76,941
ONE Gas, Inc.	2,495	154,291
Piedmont Natural Gas Co., Inc.	3,592	215,664
South Jersey Industries, Inc.	3,840	113,472
Southwest Gas Corp.	2,038	142,375
Spire, Inc.	2,130	135,766
UGI Corp.	31,399	1,420,490
WGL Holdings, Inc.	2,317	145,276

		3,131,005

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.	5,658	13,975
Atlantica Yield plc(x)	2,786	52,962
Calpine Corp.*	17,192	217,306
Dynegy, Inc.(x)*	5,700	70,623
NRG Energy, Inc.	15,056	168,778
NRG Yield, Inc., Class A	1,602	26,145
NRG Yield, Inc., Class C	2,984	50,609
Ormat Technologies, Inc.	1,027	49,717
Pattern Energy Group, Inc.(x)	551	12,392
Talen Energy Corp.*	3,983	55,165
TerraForm Global, Inc., Class A(x)	4,409	18,121
TerraForm Power, Inc., Class A(x)*	4,190	58,283
Vivint Solar, Inc.(x)*	369	1,166

		795,242

Multi-Utilities (1.3%)
Avista Corp.	3,052	127,543
Black Hills Corp.(x)	12,339	755,394
CMS Energy Corp.	23,356	981,186
MDU Resources Group, Inc.	9,311	236,872
NorthWestern Corp.	2,333	134,217
Unitil Corp.	669	26,131
Vectren Corp.	3,977	199,645

		2,460,988

Water Utilities (0.5%)
American States Water Co.	607	24,310
American Water Works Co., Inc.	7,565	566,165
Aqua America, Inc.	8,515	259,537
Artesian Resources Corp., Class A	338	9,647
California Water Service Group	969	31,095
Connecticut Water Service, Inc.	407	20,240
Consolidated Water Co., Ltd.	650	7,553
Middlesex Water Co.	128	4,511
SJW Corp.	719	31,406
York Water Co.	79	2,343

		956,807

Total Utilities		11,425,614

Total Common Stocks (97.1%) (Cost $157,563,637)		189,083,717

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)(b)*†	1,097	—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)(b)*†	2,407	5,416

Total Telecommunication Services		5,416

Total Rights (0.0%) (Cost $—)		5,416

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, IM Shares	5,112,187	5,112,187

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.3%)
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $1,200,070, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $1,224,000.(xx)	$1,200,000	$1,200,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $900,038, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $918,001.(xx)	900,000	900,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $2,369,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $2,416,463.(xx)	2,369,078	2,369,078
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $1,000,039, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $1,020,011.(xx)	1,000,000	1,000,000
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $1,000,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $1,020,055.(xx)	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $1,500,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $1,530,000.(xx)	1,500,000	1,500,000
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $500,015, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $510,000.(xx)	500,000	500,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $1,200,046, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $1,224,025.(xx)	1,200,000	1,200,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/516, repurchase price $500,027, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $510,010.(xx)	500,000	500,000

Total Repurchase Agreements		10,169,078

Total Short-Term Investments (7.9%) (Cost $15,281,265)		15,281,265

Total Investments (105.0%) (Cost $172,844,902)		204,370,398
Other Assets Less Liabilities (-5.0%)		(9,747,120)

Net Assets (100%)		$194,623,278

*	Non-income producing.

†	Securities (totaling $712,941 or 0.4% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $9,994,659. This was secured by collateral of $10,169,078 which was received as cash and subsequently invested in short-term investments currently valued at $10,169,078, as reported in the Portfolio of Investments, and $110,185 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 10/13/16-5/15/46.

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$4,639	$—	$—	$5,137	$—	$—
PennyMac Mortgage Investment Trust (REIT)	40,851	8,896	—	50,339	2,777	—

	$45,490	$8,896	$—	$55,476	$2,777	$—

At September 30, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	2	December-16	$250,986	$249,660	$(1,326)
S&P MidCap 400 E-Mini Index	8	December-16	1,254,441	1,239,680	(14,761)

					$(16,087)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$21,597,376	$—	$—		$21,597,376
Consumer Staples	8,685,926	—	—		8,685,926
Energy	11,902,139	—	—		11,902,139
Financials	44,011,248	—	3,406		44,014,654
Health Care	12,688,960	—	704,119		13,393,079
Industrials	23,223,316	—	—		23,223,316
Information Technology	23,047,843	—	—		23,047,843
Materials	10,018,417	—	—		10,018,417
Real Estate	20,234,169	—	—		20,234,169
Telecommunication Services	1,541,184	—	—		1,541,184
Utilities	11,425,614	—	—		11,425,614
Rights
Information Technology	—	—	—	(c)	— (c)
Telecommunication Services	—	—	5,416		5,416
Short-Term Investments
Investment Companies	5,112,187	—	—		5,112,187
Repurchase Agreements	—	10,169,078	—		10,169,078

Total Assets	$193,488,379	$10,169,078	$712,941		$204,370,398

Liabilities:
Futures	$(16,087)	$—	$—		$(16,087)

Total Liabilities	$(16,087)	$—	$—		$(16,087)

Total	$193,472,292	$10,169,078	$712,941		$204,354,311

(a)	A security with a market value of $19,185 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $707,525 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,888,112
Aggregate gross unrealized depreciation	(10,621,942)

Net unrealized appreciation	$31,266,170

Federal income tax cost of investments	$173,104,228

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.1%)
Hota Industrial Manufacturing Co., Ltd.	120,000	$584,649
Tung Thih Electronic Co., Ltd.	39,000	545,591

		1,130,240

Household Durables (0.9%)
Garmin Ltd.(x)	120,442	5,794,464
Pioneer Corp.*	384,200	835,679
Sony Corp.	18,000	588,138

		7,218,281

Internet & Direct Marketing Retail (9.1%)
Amazon.com, Inc.*	61,144	51,196,482
Expedia, Inc.	57,964	6,765,558
Groupon, Inc.(x)*	22,255	114,613
Liberty TripAdvisor Holdings, Inc., Class A*	3,407	74,443
Netflix, Inc.*	52,736	5,197,133
Priceline Group, Inc.*	5,363	7,891,601
Shutterfly, Inc.*	1,900	84,816
TripAdvisor, Inc.(x)*	6,076	383,882
Vipshop Holdings Ltd. (ADR)*	208,610	3,060,309
Wayfair, Inc., Class A(x)*	1,494	58,819

		74,827,656

Media (0.3%)
Comcast Corp., Class A	32,024	2,124,472

Total Consumer Discretionary		85,300,649

Health Care (0.1%)
Health Care Technology (0.1%)
M3, Inc.	21,200	721,984

Total Health Care		721,984

Industrials (0.7%)
Electrical Equipment (0.3%)
Bizlink Holding, Inc.	77,489	405,723
Nidec Corp.	13,400	1,232,815
Voltronic Power Technology Corp.	31,992	501,825

		2,140,363

Professional Services (0.4%)
Equifax, Inc.	8,725	1,174,211
Huron Consulting Group, Inc.*	2,714	162,189
TransUnion*	40,343	1,391,833
WageWorks, Inc.*	13,178	802,672

		3,530,905

Total Industrials		5,671,268

Information Technology (68.0%)
Communications Equipment (3.5%)
ADTRAN, Inc.	2,800	53,592
Arista Networks, Inc.(x)*	13,552	1,153,004
ARRIS International plc*	10,113	286,501
Brocade Communications Systems, Inc.	21,300	196,599
Ciena Corp.*	6,900	150,420
Cisco Systems, Inc.	539,344	17,107,992
CommScope Holding Co., Inc.*	8,557	257,651
EchoStar Corp., Class A*	2,400	105,192
F5 Networks, Inc.*	3,600	448,704
Finisar Corp.*	5,500	163,900
Harris Corp.	6,600	604,626
Infinera Corp.(x)*	7,600	68,628
InterDigital, Inc.	1,900	150,480
Ixia*	3,500	43,750
Juniper Networks, Inc.	20,300	488,418
Lumentum Holdings, Inc.*	22,346	933,393
Motorola Solutions, Inc.	8,839	674,239
NETGEAR, Inc.*	1,800	108,882
NetScout Systems, Inc.*	4,800	140,400
Nokia Oyj	243,522	1,411,479
Oclaro, Inc.*	69,628	595,319
Palo Alto Networks, Inc.*	21,607	3,442,643
Plantronics, Inc.	1,700	88,332
Ubiquiti Networks, Inc.(x)*	1,353	72,386
ViaSat, Inc.*	2,300	171,695
Viavi Solutions, Inc.*	11,700	86,463

		29,004,688

Electronic Equipment, Instruments & Components (2.3%)
Amphenol Corp., Class A	16,314	1,059,105
Anixter International, Inc.*	1,600	103,200
Arrow Electronics, Inc.*	4,900	313,453
Avnet, Inc.	6,800	279,208
AVX Corp.	2,800	38,612
Belden, Inc.	2,200	151,778
Benchmark Electronics, Inc.*	2,400	59,880
CDW Corp.	19,337	884,281
Celestica, Inc.(x)*	6,219	67,352
Cognex Corp.	4,600	243,156
Coherent, Inc.*	6,732	744,155
Corning, Inc.	237,232	5,610,537
Dolby Laboratories, Inc., Class A	2,663	144,574
Fitbit, Inc., Class A(x)*	7,137	105,913
FLIR Systems, Inc.	7,308	229,617
Ingram Micro, Inc., Class A	7,800	278,148
IPG Photonics Corp.*	2,000	164,700
Itron, Inc.*	2,000	111,520
Jabil Circuit, Inc.	10,400	226,928
Keysight Technologies, Inc.*	9,006	285,400
Kingpak Technology, Inc.	60,726	324,803
Knowles Corp.(x)*	4,924	69,182
Largan Precision Co., Ltd.	15,300	1,858,970
Littelfuse, Inc.	1,200	154,572
Methode Electronics, Inc.	2,100	73,437
National Instruments Corp.	5,200	147,680
OSI Systems, Inc.*	900	58,842
Plexus Corp.*	1,900	88,882
Sanmina Corp.*	3,793	107,987
Sunny Optical Technology Group Co., Ltd.	295,510	1,470,756
SYNNEX Corp.	1,500	171,165
TE Connectivity Ltd.	18,978	1,221,804
Tech Data Corp.*	3,830	324,439
Trimble Navigation Ltd.*	13,300	379,848
Universal Display Corp.*	2,300	127,673
VeriFone Systems, Inc.*	50,913	801,371
Vishay Intertechnology, Inc.	7,200	101,448
Zebra Technologies Corp., Class A*	2,700	187,947

		18,772,323

Internet Software & Services (15.3%)
Akamai Technologies, Inc.*	9,400	498,106
Alibaba Group Holding Ltd. (ADR)*	95,787	10,133,307
Alphabet, Inc., Class A*	40,208	32,329,644
Alphabet, Inc., Class C*	28,806	22,390,616
Baidu, Inc. (ADR)*	4,968	904,524
Bankrate, Inc.*	3,276	27,780
comScore, Inc.*	2,700	82,782
Cornerstone OnDemand, Inc.*	2,792	128,292
CoStar Group, Inc.*	1,700	368,101
Cvent, Inc.*	1,374	43,570
eBay, Inc.*	56,100	1,845,690

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Endurance International Group Holdings, Inc.(x)*	3,014	$26,373
Envestnet, Inc.*	2,000	72,900
Facebook, Inc., Class A*	307,022	39,381,712
GoDaddy, Inc., Class A(x)*	14,205	490,499
Gogo, Inc.(x)*	2,689	29,687
GrubHub, Inc.*	4,057	174,410
IAC/InterActiveCorp	4,200	262,374
j2 Global, Inc.	2,400	159,864
LinkedIn Corp., Class A*	6,269	1,198,131
LogMeIn, Inc.	1,300	117,507
NetEase, Inc. (ADR)	16,391	3,946,625
New Relic, Inc.*	995	38,128
NIC, Inc.	3,100	72,850
Nutanix, Inc., Class A*	1,800	66,600
Pandora Media, Inc.(x)*	11,095	158,991
Rackspace Hosting, Inc.*	5,900	186,971
Shutterstock, Inc.(x)*	1,098	69,943
Stamps.com, Inc.(x)*	800	75,608
Tencent Holdings Ltd.	255,526	7,080,160
Twitter, Inc.*	32,304	744,607
VeriSign, Inc.(x)*	5,100	399,024
Web.com Group, Inc.*	2,722	47,009
WebMD Health Corp.(x)*	2,082	103,475
Wix.com Ltd.*	5,890	255,803
Yahoo!, Inc.*	46,400	1,999,840
Yelp, Inc.*	3,093	128,978
Zillow Group, Inc., Class A(x)*	2,297	79,132
Zillow Group, Inc., Class C(x)*	5,689	197,124

		126,316,737

IT Services (12.1%)
Accenture plc, Class A	54,006	6,597,913
Acxiom Corp.*	4,200	111,930
Alliance Data Systems Corp.*	13,317	2,856,896
Amadeus IT Group S.A., Class A	37,250	1,861,009
Automatic Data Processing, Inc.	45,833	4,042,471
Black Knight Financial Services, Inc., Class A*	851	34,806
Blackhawk Network Holdings, Inc.*	2,963	89,394
Booz Allen Hamilton Holding Corp.	6,950	219,689
Broadridge Financial Solutions, Inc.	6,300	427,077
CACI International, Inc., Class A*	1,300	131,170
Cardtronics plc, Class A*	11,162	497,825
Cognizant Technology Solutions Corp., Class A*	108,733	5,187,651
Computer Sciences Corp.	51,570	2,692,470
Convergys Corp.(x)	5,000	152,100
CoreLogic, Inc.*	4,700	184,334
CSRA, Inc.	7,100	190,990
DST Systems, Inc.	1,700	200,464
EPAM Systems, Inc.*	2,299	159,344
Euronet Worldwide, Inc.*	2,600	212,758
EVERTEC, Inc.	3,083	51,733
ExlService Holdings, Inc.*	1,800	89,712
Fidelity National Information Services, Inc.	89,290	6,878,009
First Data Corp., Class A*	9,826	129,310
Fiserv, Inc.*	16,895	1,680,546
FleetCor Technologies, Inc.*	8,647	1,502,243
Gartner, Inc.*	4,400	389,180
Genpact Ltd.*	69,395	1,662,010
Global Payments, Inc.	101,346	7,779,319
International Business Machines Corp.	46,133	7,328,227
Jack Henry & Associates, Inc.	4,200	359,310
Leidos Holdings, Inc.	7,425	321,354
ManTech International Corp., Class A	1,400	52,766
MasterCard, Inc.	101,645	10,344,412
MAXIMUS, Inc.	3,400	192,304
NeuStar, Inc., Class A(x)*	2,754	73,229
Paychex, Inc.	17,000	983,790
PayPal Holdings, Inc.*	94,683	3,879,162
Sabre Corp.	34,860	982,355
Science Applications International Corp.	2,162	149,978
Syntel, Inc.(x)*	1,800	75,438
TeleTech Holdings, Inc.	900	26,091
Teradata Corp.*	6,795	210,645
Total System Services, Inc.	10,004	471,688
Travelport Worldwide Ltd.	6,210	93,336
Vantiv, Inc., Class A*	17,013	957,321
Virtusa Corp.*	1,400	34,552
Visa, Inc., Class A	295,520	24,439,504
Western Union Co.	26,200	545,484
WEX, Inc.*	16,254	1,756,895
Xerox Corp.	45,154	457,410

		99,747,604

Semiconductors & Semiconductor Equipment (12.0%)
Advanced Energy Industries, Inc.*	2,100	99,372
Advanced Micro Devices, Inc.*	34,600	239,086
Amkor Technology, Inc.*	4,600	44,712
Analog Devices, Inc.	16,300	1,050,535
Applied Materials, Inc.	344,140	10,375,821
Broadcom Ltd.	78,419	13,528,846
Cabot Microelectronics Corp.	1,200	63,492
Cavium, Inc.(x)*	3,467	201,779
Cirrus Logic, Inc.*	3,400	180,710
Cree, Inc.(x)*	5,245	134,902
Cypress Semiconductor Corp.(x)	193,575	2,353,872
Diodes, Inc.*	2,200	46,948
Entegris, Inc.*	7,200	125,424
First Solar, Inc.(x)*	14,663	579,042
Himax Technologies, Inc. (ADR)(x)	88,753	762,388
Infineon Technologies AG	184,190	3,286,543
Integrated Device Technology, Inc.*	7,000	161,700
Intel Corp.	350,407	13,227,864
Intersil Corp., Class A	7,200	157,896
KLA-Tencor Corp.	8,300	578,593
Lam Research Corp.(x)	75,358	7,137,156
Land Mark Optoelectronics Corp.	66,100	735,182
Linear Technology Corp.	12,800	758,912
MACOM Technology Solutions Holdings, Inc.*	2,542	107,628
Marvell Technology Group Ltd.	216,440	2,872,159
Maxim Integrated Products, Inc.	39,040	1,558,867
MaxLinear, Inc., Class A*	7,400	149,998
Microchip Technology, Inc.(x)	109,391	6,797,557
Micron Technology, Inc.*	277,750	4,938,395
Microsemi Corp.*	6,163	258,723
MKS Instruments, Inc.(x)	7,303	363,178
Monolithic Power Systems, Inc.(x)	2,000	161,000
NVIDIA Corp.	28,400	1,945,968
NXP Semiconductors N.V.*	18,721	1,909,729
ON Semiconductor Corp.*	21,741	267,849
Parade Technologies Ltd.	81,440	833,334
Power Integrations, Inc.	1,500	94,545
Qorvo, Inc.*	6,781	377,973
QUALCOMM, Inc.	143,892	9,856,602
Rambus, Inc.*	5,800	72,500
Semtech Corp.*	3,400	94,282
Silergy Corp.	36,000	532,670
Silicon Laboratories, Inc.*	2,100	123,480

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
Skyworks Solutions, Inc.	32,909	$2,505,691
SunPower Corp.(x)*	2,954	26,350
Synaptics, Inc.*	1,900	111,302
Taiwan Semiconductor Manufacturing Co., Ltd.	211,000	1,237,464
Teradyne, Inc.	10,600	228,748
Tessera Technologies, Inc.	2,600	99,944
Texas Instruments, Inc.	53,100	3,726,558
Veeco Instruments, Inc.*	2,200	43,186
Win Semiconductors Corp.	205,995	604,910
Xilinx, Inc.	13,600	739,024

		98,470,389

Software (13.2%)
ACI Worldwide, Inc.*	6,400	124,032
Activision Blizzard, Inc.	93,628	4,147,720
Adobe Systems, Inc.*	66,398	7,206,839
ANSYS, Inc.*	4,700	435,267
Aspen Technology, Inc.*	4,478	209,526
Autodesk, Inc.*	10,400	752,232
Barracuda Networks, Inc.*	1,409	35,901
Blackbaud, Inc.	2,500	165,850
CA, Inc.	16,700	552,436
Cadence Design Systems, Inc.*	16,000	408,480
CDK Global, Inc.	7,963	456,758
Citrix Systems, Inc.*	8,200	698,804
CommVault Systems, Inc.*	2,200	116,886
Dell Technologies, Inc. – Vmware, Inc. Class V*	12,502	597,596
Ebix, Inc.(x)	1,400	79,590
Electronic Arts, Inc.*	73,631	6,288,087
Ellie Mae, Inc.*	1,785	187,961
Fair Isaac Corp.	1,700	211,803
FireEye, Inc.(x)*	7,940	116,956
Fortinet, Inc.*	14,325	529,022
Guidewire Software, Inc.*	3,785	227,024
HubSpot, Inc.*	1,612	92,883
Imperva, Inc.*	15,612	838,521
Infoblox, Inc.*	2,589	68,272
Intuit, Inc.	63,435	6,978,484
Manhattan Associates, Inc.*	3,800	218,956
Mentor Graphics Corp.	5,600	148,064
Microsoft Corp.	576,318	33,195,917
MicroStrategy, Inc., Class A*	500	83,720
Mobileye N.V.*	9,947	423,444
NetSuite, Inc.*	2,000	221,380
Nuance Communications, Inc.*	11,700	169,650
Open Text Corp.	6,468	419,515
Oracle Corp.	233,736	9,181,150
Paycom Software, Inc.(x)*	84,843	4,253,180
Paylocity Holding Corp.(x)*	978	43,482
Pegasystems, Inc.	2,000	58,980
Progress Software Corp.*	2,504	68,109
Proofpoint, Inc.(x)*	53,607	4,012,484
PTC, Inc.*	5,962	264,176
RealPage, Inc.*	2,900	74,530
Red Hat, Inc.*	9,700	784,051
salesforce.com, Inc.*	89,973	6,417,774
SAP SE (ADR)	23,605	2,157,733
ServiceNow, Inc.*	28,918	2,288,860
Splunk, Inc.(x)*	6,976	409,352
SS&C Technologies Holdings, Inc.(x)	8,400	270,060
Symantec Corp.	32,800	823,280
Synchronoss Technologies, Inc.*	2,100	86,478
Synopsys, Inc.*	8,100	480,735
Tableau Software, Inc., Class A*	22,909	1,266,180
Take-Two Interactive Software, Inc.*	4,600	207,368
TiVo Corp.*	6,469	126,016
Tyler Technologies, Inc.*	1,700	291,091
Ultimate Software Group, Inc.*	1,529	312,512
Verint Systems, Inc.*	3,469	130,538
VMware, Inc., Class A(x)*	4,200	308,070
Workday, Inc., Class A*	63,957	5,864,217
Zendesk, Inc.*	55,521	1,705,050
Zynga, Inc., Class A*	40,998	119,304

		108,412,336

Technology Hardware, Storage & Peripherals (9.6%)
3D Systems Corp.(x)*	5,400	96,930
Apple, Inc.	382,677	43,261,635
BlackBerry Ltd.*	24,003	191,544
Catcher Technology Co., Ltd.	144,000	1,176,089
Cray, Inc.*	2,300	54,142
Diebold, Inc.	4,200	104,118
Electronics for Imaging, Inc.*	2,400	117,408
Hewlett Packard Enterprise Co.	479,120	10,899,980
HP, Inc.	330,797	5,137,277
Lexmark International, Inc., Class A	3,300	131,868
NCR Corp.*	6,500	209,235
NetApp, Inc.	141,958	5,084,936
Nimble Storage, Inc.*	2,834	25,024
Pure Storage, Inc., Class A(x)*	61,295	830,547
Samsung Electronics Co., Ltd.	4,818	7,021,979
Seagate Technology plc	85,927	3,312,486
Super Micro Computer, Inc.*	2,000	46,740
Western Digital Corp.	18,676	1,091,986

		78,793,924

Total Information Technology		559,518,001

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp. (REIT)	5,355	606,882
Crown Castle International Corp. (REIT)	3,140	295,819

Total Real Estate		902,701

Total Common Stocks (79.3%) (Cost $383,653,352)		652,114,603

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.8%)
iShares® North American Tech ETF‡	416,450	51,477,385
Technology Select Sector SPDR® Fund	1,179,900	56,375,622
Vanguard Information Technology Index ETF	460,400	55,418,348

Total Investment Companies (19.8%) (Cost $75,446,905)		163,271,355

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	8,179,901	8,179,901

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Bank of Nova Scotia, 0.45%, dated 9/30/16, due 10/3/16, repurchase price $1,000,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.625%, maturing 11/15/16-5/15/45; total market value $1,020,000.(xx)	$1,000,000	$1,000,000
Citigroup Global Markets Ltd., 0.70%, dated 9/30/16, due 10/3/16, repurchase price $2,900,169, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-8.625%, maturing 10/14/16-8/7/42, U.S. Government Treasury Securities, ranging from 0.500%-5.375%, maturing 11/30/16-5/15/45; total market value $2,958,000.(xx)	2,900,000	2,900,000
Deutsche Bank AG, 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,400,100, collateralized by various Foreign Government Agency Securities, ranging from 1.375%-2.500%, maturing 6/15/17-4/15/21, Corporate Bonds, ranging from 1.375%-2.625%, maturing 3/13/19-3/16/26; total market value $2,448,001.(xx)	2,400,000	2,400,000
HSBC Securities, Inc., 0.47%, dated 9/30/16, due 10/3/16, repurchase price $2,000,078, collateralized by various U.S. Government Agency Securities, ranging from 3.500%-6.500%, maturing 7/1/22-6/1/45; total market value $2,040,022.(xx)	2,000,000	2,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/16, due 10/3/16, repurchase price $5,640,977, collateralized by various U.S. Government Treasury Securities, ranging from 0.484%-4.375%, maturing 7/31/18-8/15/41; total market value $5,753,590.(xx)	5,640,765	5,640,765
Natixis, 0.65%, dated 9/30/16, due 10/3/16, repurchase price $4,000,217, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.500%, maturing 5/31/17-2/15/25; total market value $4,080,221.(xx)	4,000,000	4,000,000
Nomura Securities Co., Ltd., 0.50%, dated 9/30/16, due 10/3/16, repurchase price $2,500,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 11/15/16-8/15/46; total market value $2,549,949.(xx)	2,499,950	2,499,950
Nomura Securities Co., Ltd., 0.35%, dated 9/30/16, due 10/3/16, repurchase price $1,600,047, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-9.000%, maturing 7/1/17-10/1/46, U.S. Government Treasury Securities, 0.000%, maturing 8/15/36-11/15/44; total market value $1,632,000.(xx)	1,600,000	1,600,000
RBC Capital Markets, 0.49%, dated 9/30/16, due 10/3/16, repurchase price $1,000,041, collateralized by various U.S. Government Agency Securities, ranging from 2.125%-5.000%, maturing 8/1/26-10/1/46; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 0.46%, dated 9/30/16, due 10/3/16, repurchase price $2,000,077, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 0.39%, dated 9/30/16, due 10/5/16, repurchase price $2,000,108, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-4.375%, maturing 2/15/17-5/15/45; total market value $2,040,041.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		27,040,715

Total Short-Term Investments (4.3%) (Cost $35,220,616)		35,220,616

Total Investments (103.4%) (Cost $494,320,873)		850,606,574
Other Assets Less Liabilities (-3.4%)		(28,257,737)

Net Assets (100%)		$822,348,837

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2016.

(xx)	At September 30, 2016, the Portfolio had loaned securities with a total value of $26,444,810. This was secured by collateral of $27,040,715 which was received as cash and subsequently invested in short-term investments currently valued at $27,040,715, as reported in the Portfolio of Investments, and $3,406 collateralized by various U.S. Government Treasury Securities, ranging from 0.125% - 3.625%, maturing 11/30/16 – 2/15/44.

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value September 30, 2016	Dividend Income	Realized Gain (Loss)†
iShares® North American Tech ETF	$46,055,206	$—	$—	$51,477,385	$347,085	$—

*	Not an affiliated company at December 31, 2015.

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$82,746,593	$2,554,056	$—	$85,300,649
Health Care	—	721,984	—	721,984
Industrials	3,530,905	2,140,363	—	5,671,268
Information Technology	530,082,653	29,435,348	—	559,518,001
Real Estate	902,701	—	—	902,701
Investment Companies
Exchange Traded Funds (ETFs)	163,271,355	—	—	163,271,355
Short-Term Investments
Investment Companies	8,179,901	—	—	8,179,901
Repurchase Agreements	—	27,040,715	—	27,040,715

Total Assets	$788,714,108	$61,892,466	$—	$850,606,574

Total Liabilities	$—	$—	$—	$—

Total	$788,714,108	$61,892,466	$—	$850,606,574

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$ 348,442,517
Aggregate gross unrealized depreciation	(6,202,387)

Net unrealized appreciation	$342,240,130

Federal income tax cost of investments	$508,366,444

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2016, is included in the Portfolio of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolio’s policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available “observable” market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from the pricing agents. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on Portfolio NAVs.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s NAV. The value and percentage, based on Total Investments, of the investments that applied these procedures on September 30, 2016 are as follows:

Portfolios:	Market Value:	Percentage of Total Investments
AXA Global Equity Managed Volatility	$1,046,031,705	49.8%
AXA International Core Managed Volatility	1,186,048,068	76.7
AXA International Value Managed Volatility	816,682,895	91.1
AXA Large Cap Core Managed Volatility	15,534,619	0.7
AXA Large Cap Growth Managed Volatility	6,278,673	0.1
AXA Large Cap Value Managed Volatility	18,995,686	0.4
AXA Mid Cap Value Managed Volatility	9,679,989	0.5
AXA Natural Resources	8,224,827	40.0
AXA Real Estate	13,224,816	42.1
AXA SmartBeta Equity	4,610,926	32.0
AXA/AB Dynamic Growth	61,662,236	22.6
AXA/AB Dynamic Moderate Growth	449,354,673	21.8
AXA/Franklin Balanced Managed Volatility	27,290,318	2.5
AXA/Franklin Small Cap Value Managed Volatility	5,475,763	2.1
AXA/Horizon Small Cap Value	2,573,135	1.6
AXA/Morgan Stanley Small Cap Growth	4,019,180	1.3
AXA/Mutual Large Cap Equity Managed Volatility	39,595,892	7.2
AXA/Templeton Global Equity Managed Volatility	372,004,206	51.0
AXA International Managed Volatility	1,724,141,733	96.1

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

ATM International Managed Volatility	1,485,570,415	95.9
EQ/Emerging Markets Equity PLUS	9,356,898	27.7
EQ/GAMCO Mergers and Acquisitions	21,026,353	9.9
EQ/GAMCO Small Company Value	53,759,705	1.8
EQ/International Equity Index	1,597,368,110	96.8
EQ/Invesco Comstock	930,616	0.5
EQ/MFS International Growth	1,084,920,516	81.0
EQ/Morgan Stanley Mid Cap Growth	9,340,539	1.0
EQ/Oppenheimer Global	93,941,066	47.0
EQ/T. Rowe Price Growth Stock	14,582,815	1.4
Multimanager Mid Cap Growth	1,004,543	0.5
Multimanager Technology	34,851,751	4.1

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and
Chief Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and
Chief Executive Officer
November 28, 2016

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 28, 2016